Schedule of Investments PIMCO All Asset All Authority Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 141.1%
MUTUAL FUNDS (a) 140.1%
PIMCO All Asset: Multi-Real Fund	5,018,346	$43,760
PIMCO All Authority: Multi-RAE PLUS Fund	17,412,924	188,408
PIMCO CommodityRealReturn Strategy Fund®	481,762	6,571
PIMCO Emerging Markets Currency and Short-Term Investments Fund	7,295,923	55,741
PIMCO Emerging Markets Local Currency and Bond Fund	12,831,659	78,786
PIMCO Extended Duration Fund	820,404	10,411
PIMCO High Yield Fund	7,942,022	64,410
PIMCO High Yield Spectrum Fund	1,268,893	11,801
PIMCO Income Fund	1,027,756	11,069
PIMCO International Bond Fund (U.S. Dollar-Hedged)	8,161,156	81,122
PIMCO Investment Grade Credit Bond Fund	684,319	6,220
PIMCO Long Duration Total Return Fund	1,676,384	11,936
PIMCO Long-Term Credit Bond Fund	10,795	95
PIMCO Long-Term Real Return Fund	1,561,740	18,101
PIMCO Long-Term U.S. Government Fund	1,132,478	15,741
PIMCO Low Duration Credit Fund	557,124	5,075
PIMCO Low Duration Fund	27,601,474	257,522
PIMCO RAE Emerging Markets Fund	3,486,278	39,988
PIMCO RAE Fundamental Advantage PLUS Fund	5,258,344	40,594
PIMCO RAE International Fund	1,978,093	17,348
PIMCO RAE PLUS EMG Fund	1,224,578	9,184
PIMCO RAE PLUS International Fund	1,467,625	11,741
PIMCO RAE Worldwide Long/Short PLUS Fund	5,309,938	39,824
PIMCO Real Return Fund	2,465,785	25,373
PIMCO RealEstateRealReturn Strategy Fund	3,502,884	91,776
PIMCO Total Return Fund	19,316,966	167,671
PIMCO TRENDS Managed Futures Strategy Fund	5,808,080	55,758

Total Mutual Funds (Cost $1,277,288)		1,366,026

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
PIMCO Government Money Market Fund 4.480% (a)(b)	9,716,756	9,717

Total Short-Term Instruments (Cost $9,717)		9,717

Total Investments in Affiliates (Cost $1,287,005)		1,375,743

Total Investments 141.1% (Cost $1,287,005)		$1,375,743
Other Assets and Liabilities, net (41.1)%		(400,629)

Net Assets 100.0%		$975,114

Schedule of Investments PIMCO All Asset All Authority Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Mutual Funds	$1,366,026	$0	$0	$1,366,026
Short-Term Instruments
Mutual Funds	9,717	0	0	9,717

Total Investments	$1,375,743	$0	$0	$1,375,743

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO All Asset Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 0.0% ¤
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (b)	510,434	$510

		510

Total Investments in Securities (Cost $510)		510

INVESTMENTS IN AFFILIATES 100.5%
MUTUAL FUNDS (a) 99.9%
PIMCO All Asset: Multi-RAE PLUS Fund	191,800,900	2,144,334
PIMCO All Asset: Multi-Real Fund	197,810,619	1,724,908
PIMCO Emerging Markets Currency and Short-Term Investments Fund	64,032,828	489,211
PIMCO Emerging Markets Local Currency and Bond Fund	111,537,395	684,840
PIMCO Extended Duration Fund	9,727,725	123,445
PIMCO High Yield Fund	45,835,303	371,724
PIMCO High Yield Spectrum Fund	9,540,086	88,723
PIMCO Income Fund	13,120,331	141,306
PIMCO International Bond Fund (U.S. Dollar-Hedged)	37,737,504	375,111
PIMCO Investment Grade Credit Bond Fund	7,270,559	66,089
PIMCO Long Duration Total Return Fund	19,447,904	138,469
PIMCO Long-Term Real Return Fund	6,544,218	75,847
PIMCO Long-Term U.S. Government Fund	13,285,873	184,674
PIMCO Low Duration Fund	129,008,057	1,203,645
PIMCO RAE Emerging Markets Fund	33,575,526	385,111
PIMCO RAE Fundamental Advantage PLUS Fund	45,924,831	354,540
PIMCO RAE International Fund	17,762,555	155,778
PIMCO RAE PLUS EMG Fund	13,329,429	99,971
PIMCO RAE PLUS International Fund	12,337,786	98,702
PIMCO RAE U.S. Fund	7,581,257	105,152
PIMCO RAE U.S. Small Fund	10,302,894	110,344
PIMCO RAE Worldwide Long/Short PLUS Fund	46,908,892	351,817
PIMCO Real Return Fund	8,964,191	92,241
PIMCO RealEstateRealReturn Strategy Fund	6,168,807	161,623
PIMCO Total Return Fund	97,429,301	845,686
PIMCO TRENDS Managed Futures Strategy Fund	44,065,169	423,026

Total Mutual Funds (Cost $10,381,393)		10,996,317

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 4.480% (a)(b)	66,114,613	66,114

Total Short-Term Instruments (Cost $66,115)		66,114

Total Investments in Affiliates (Cost $10,447,508)		11,062,431

Total Investments 100.5% (Cost $10,448,018)		$11,062,941
Other Assets and Liabilities, net (0.5)%		(51,468)

Net Assets 100.0%		$11,011,473

Schedule of Investments PIMCO All Asset Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Mutual Funds	$0	$510	$0	$510

	$0	$510	$0	$510
Investments in Affiliates, at Value
Mutual Funds	10,996,317	0	0	10,996,317
Short-Term Instruments
Mutual Funds	66,114	0	0	66,114

	$11,062,431	$0	$0	$11,062,431

Total Investments	$11,062,431	$510	$0	$11,062,941

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.4% ¤
MUNICIPAL BONDS & NOTES 89.3%
ALABAMA 1.2%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$1,500	$1,519
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	800	864

		2,383

ARIZONA 0.4%
Pinal County School District No 20 Maricopa, Arizona General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 07/01/2041	725	765

CALIFORNIA 80.6%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.300% due 10/01/2047 (b)	2,000	1,141
Alameda County, California Joint Powers Authority Revenue Notes, Series 2023 5.000% due 12/01/2032	1,000	1,151
Antelope Valley Community College District, California General Obligation Bonds, Series 2022
0.000% due 08/01/2037 (a)	1,150	670
0.000% due 08/01/2038 (a)	1,755	960
0.000% due 08/01/2039 (a)	1,750	900
Bay Area Toll Authority, California Revenue Bonds, Series 2021 2.370% due 04/01/2056 ~	1,200	1,191
Bay Area Toll Authority, California Revenue Bonds, Series 2024 2.950% due 04/01/2059	2,000	2,000
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.250% due 07/01/2043	2,000	1,866
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	1,989
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,800	4,001
5.250% due 01/01/2054	1,000	1,048
5.250% due 11/01/2054	1,750	1,855
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,054
5.000% due 02/01/2055	3,300	3,509
California Community Choice Financing Authority Revenue Bonds, Series 2025
5.000% due 01/01/2056	2,365	2,443
5.000% due 03/01/2056	2,000	2,125
California Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 04/01/2038	1,000	1,102
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,500	1,502
4.000% due 03/01/2039	1,500	1,366
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	1,500	1,466
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	1,110	1,116
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2036	1,650	1,643
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2032	1,000	1,058
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 12/01/2038	600	618
California Health Facilities Financing Authority Revenue Notes, Series 2025 5.000% due 08/15/2035	2,000	2,293
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021 3.750% due 03/25/2035	1,896	1,891
California Housing Finance Agency Revenue Bonds, Series 2021 3.500% due 11/20/2035	1,074	1,003
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	2,000	2,017
California Housing Finance Agency Revenue Bonds, Series 2025 3.250% due 06/01/2055	2,000	2,005
California Housing Finance Agency Revenue Notes, Series 2024 0.400% due 12/01/2027	1,900	1,900
California Housing Finance Revenue Bonds, (FNMA Insured), Series 2019 2.350% due 12/01/2035	2,500	2,106
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,737
6.000% due 03/01/2053	2,000	2,022

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2036	1,100	1,163
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	1,250	1,218
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.700% due 07/01/2041	1,200	1,204
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,800	1,769
California Municipal Finance Authority Revenue Bonds, Series 2009 3.300% due 02/01/2039	2,000	1,976
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,000	921
4.000% due 09/01/2040 (d)	1,500	1,305
4.150% due 07/01/2051	2,200	2,200
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,000	994
California Municipal Finance Authority Revenue Bonds, Series 2024 5.000% due 09/01/2054	500	509
California Municipal Finance Authority Revenue Bonds, Series 2025 3.536% due 02/20/2041	1,998	1,704
California Municipal Finance Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	270	277
California Municipal Finance Authority Special Tax Bonds, Series 2024 5.000% due 09/01/2044	625	626
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	995
California Pollution Control Financing Authority Revenue Bonds, Series 2017 4.250% due 11/01/2042	2,000	2,000
California Pollution Control Financing Authority Revenue Notes, Series 2019 5.000% due 07/01/2029	1,000	1,024
California Public Finance Authority Revenue Bonds, Series 2022 4.000% due 07/15/2038	1,500	1,505
California School Finance Authority Revenue Notes, Series 2016 5.000% due 06/01/2026	120	120
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,500	1,486
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2034	1,800	1,802
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,000	960
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2027	1,000	1,013
5.000% due 05/15/2032	500	505
5.250% due 12/01/2056	1,100	1,056
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	975	953
California Statewide Communities Development Authority Revenue Notes, Series 2016 5.000% due 05/15/2026	1,000	1,012
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024 5.000% due 09/02/2044	1,175	1,204
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2040 (a)	3,475	1,769
Compton Unified School District, California General Obligation Bonds, (BAM Insured), Series 2019 0.000% due 06/01/2037 (a)	3,515	2,114
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2035	100	106
Corona Community Facilities District, California Special Tax Notes, Series 2024
5.000% due 09/01/2032	135	144
5.000% due 09/01/2033	155	166
5.000% due 09/01/2034	100	107
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	1,000	931
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	1,000	835
3.714% due 06/01/2041	1,000	766
Huntington Beach Union High School District, California Certificates of Participation Bonds, (AGM Insured), Series 2007 0.000% due 09/01/2032 (a)	1,565	1,230
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	930	892
Irvine Unified School District, California Special Tax Notes, (BAM Insured),Series 2024 5.000% due 09/01/2033	500	573
Irvine, California Special Assessment Bonds, Series 2004 2.200% due 09/02/2029	2,000	2,000
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (a)	1,750	1,040
Long Beach, California Harbor Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,038
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2036	1,000	1,097
Los Angeles County, California Development Authority Revenue Bonds, Series 2025 3.350% due 09/01/2059	900	902
Los Angeles County, California Housing Development Authority, Revenue Bonds, Series 2023 3.375% due 01/01/2046	1,000	998
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,500	1,561

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	1,000	1,000
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2031	1,500	1,574
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 4.000% due 05/15/2041	2,000	1,883
Los Angeles Department of Airports, California Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,016
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 07/01/2046	1,200	1,142
Los Angeles Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2038	1,000	1,097
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2031	1,410	1,586
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	1,500	1,539
Mill Valley School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2044	1,000	927
Mountain House Community Facilities District, California Special Tax Notes, Series 2025 4.250% due 09/01/2035	400	392
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 4.000% due 09/01/2039	1,000	1,004
Napa Valley Unified School District, California General Obligation Bonds, Series 2025 4.500% due 08/01/2055	1,000	979
Northern California Gas Authority, Revenue Bonds, Series 2007 3.775% (US0003M + 0.720%) due 07/01/2027 ~	880	879
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022 5.000% due 11/01/2035	500	553
Port of Los Angeles, California Revenue Notes, Series 2024 5.000% due 08/01/2031	1,000	1,091
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022
5.000% due 09/01/2032	535	585
5.000% due 09/01/2034	500	541
Riverside Unified School District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	315	322
5.000% due 09/01/2044	480	481
Riverside, California Sewer Revenue Bonds, Series 2015 5.000% due 08/01/2028	1,000	1,002
Roseville, California Special Tax Bonds, Series 2015 5.000% due 09/01/2026	1,000	1,002
Sacramento County, California Airport System Revenue Bonds, Series 2024
5.000% due 07/01/2040	1,600	1,722
5.000% due 07/01/2041	500	533
San Clemente, California Special Tax Bonds, Series 2015
5.000% due 09/01/2030	280	281
5.000% due 09/01/2031	285	286
5.000% due 09/01/2032	475	477
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2034	2,750	2,907
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2039	1,500	1,540
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,130	1,174
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,480	2,368
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020
4.000% due 08/01/2038	1,610	1,615
4.000% due 08/01/2045	1,375	1,268
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	2,000	2,002
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019
5.000% due 05/01/2038	1,065	1,085
5.000% due 05/01/2049	1,040	1,029
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024 5.000% due 05/01/2032	1,000	1,085
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2035	1,560	1,692
San Francisco, California City & County Certificates of Participation Bonds, Series 2021 4.000% due 04/01/2034	1,000	1,010
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,250	1,281
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	983
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	3,300	3,622
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	1,800	1,809
San Marcos Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2041	700	755
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2002 0.000% due 08/01/2026 (a)	380	367
Santa Clara Valley Water District, California Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	562
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,500	1,409

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,454
Southwestern Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,845	1,731
State Center Community College District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2040	500	539
Stockton Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2018 5.000% due 10/01/2029	1,000	1,073
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	500	518
Tustin Community Facilities District, California Special Tax Bonds, Series 2015
5.000% due 09/01/2027	800	803
5.000% due 09/01/2029	300	301
Vista Joint Powers Financing Authority, California Revenue Notes, Series 2025 5.000% due 05/01/2033	500	571

		165,965

FLORIDA 0.2%
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2034 (a)	650	444

GEORGIA 0.4%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	700	738

MICHIGAN 0.7%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.655% due 07/01/2032 ~	1,500	1,480

MULTI-STATE 2.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,466	1,225
4.033% due 12/25/2036	1,270	1,271
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 3.541% due 11/25/2038	1,786	1,667

		4,163

NEW HAMPSHIRE 0.7%
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 3.925% due 07/20/2039	1,593	1,480

PENNSYLVANIA 0.5%
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2037	1,000	1,073

PUERTO RICO 2.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.568% (US0003M + 0.520%) due 07/01/2029 ~	720	688
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (a)	2,000	1,563
5.000% due 07/01/2058	1,250	1,177
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	1,000	960

		4,388

TEXAS 0.5%
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,000	1,076

Total Municipal Bonds & Notes (Cost $184,747)		183,955

U.S. GOVERNMENT AGENCIES 5.2%
Freddie Mac
3.600% due 12/01/2040	1,971	1,795
3.660% due 01/01/2039	1,956	1,833
3.720% due 01/01/2041	1,973	1,818
3.850% due 02/01/2038 - 07/01/2041	4,558	4,282

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.850% due 08/01/2038	982	1,028

Total U.S. Government Agencies (Cost $10,546)		10,756

	SHARES
SHORT-TERM INSTRUMENTS 0.9%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (c)	469,385	469

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 0.7%
Santa Cruz County, California Revenue Notes, Series 2024 5.000% due 07/01/2025	$1,400	1,400

Total Municipal Bonds & Notes (Cost $1,400)		1,400

Total Short-Term Instruments (Cost $1,869)		1,869

Total Investments in Securities (Cost $197,162)		196,580

	SHARES
INVESTMENTS IN AFFILIATES 3.9%
SHORT-TERM INSTRUMENTS 3.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.9%
PIMCO Short-Term Floating NAV Portfolio III	830,099	8,083

Total Short-Term Instruments (Cost $8,082)		8,083

Total Investments in Affiliates (Cost $8,082)		8,083

Total Investments 99.3% (Cost $205,244)		$204,663
Other Assets and Liabilities, net 0.7%		1,355

Net Assets 100.0%		$206,018

Schedule of Investments PIMCO California Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	Zero coupon security.
(b)	Security becomes interest bearing at a future date.
(c)	Coupon represents a 7-Day Yield.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$1,360	$1,305	0.63%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,383	$0	$2,383
Arizona	0	765	0	765
California	0	165,965	0	165,965
Florida	0	444	0	444
Georgia	0	738	0	738
Michigan	0	1,480	0	1,480
Multi-State	0	4,163	0	4,163
New Hampshire	0	1,480	0	1,480
Pennsylvania	0	1,073	0	1,073
Puerto Rico	0	4,388	0	4,388
Texas	0	1,076	0	1,076
U.S. Government Agencies	0	10,756	0	10,756
Short-Term Instruments
Mutual Funds	0	469	0	469
Municipal Bonds & Notes	0	1,400	0	1,400

$0	$196,580	$0	$196,580
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,083	$0	$0	$8,083

Total Investments	$8,083	$196,580	$0	$204,663

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO California Municipal Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.3% ¤
MUNICIPAL BONDS & NOTES 92.0%
ARIZONA 0.5%
Pinal County School District No 20 Maricopa, Arizona General Obligation Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2042	$750	$784
5.000% due 07/01/2044	1,100	1,137

		1,921

CALIFORNIA 85.8%
Alameda Corridor Transportation Authority, California Revenue Bonds, (AGM Insured), Series 2024 0.000% due 10/01/2053 (c)	3,800	942
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2050 (d)	3,000	1,673
Alhambra Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2047	1,000	1,052
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024 3.200% due 10/01/2054	3,500	3,500
Anaheim Union High School District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2047	4,000	3,926
Bay Area Toll Authority, California Revenue Bonds, Series 2017
2.950% due 04/01/2047	100	100
5.000% due 04/01/2056	250	261
Bay Area Toll Authority, California Revenue Bonds, Series 2023 2.950% due 04/01/2055	6,000	6,000
Bay Area Toll Authority, California Revenue Notes, Series 2025 5.000% due 04/01/2033	1,250	1,444
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.125% due 07/01/2041	2,000	1,853
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	2,000	1,989
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	600	632
5.250% due 01/01/2054	750	786
5.250% due 11/01/2054	1,500	1,590
5.500% due 10/01/2054	995	1,067
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	5,000	5,271
5.000% due 01/01/2055	4,000	4,135
5.000% due 02/01/2055	5,500	5,850
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 01/01/2056	4,120	4,255
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	1,500	737
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	250	191
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
4.000% due 06/01/2049	1,000	849
5.000% due 06/01/2050	1,020	954
California Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 04/01/2042	300	301
California Educational Facilities Authority Revenue Bonds, Series 2025
5.000% due 04/01/2039	1,500	1,634
5.000% due 04/01/2041	760	809
5.000% due 10/01/2055	1,500	1,545
California Enterprise Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,200	2,226
California Health Facilities Financing Authority Revenue Bonds, Series 2015 5.000% due 08/15/2054	200	200
California Health Facilities Financing Authority Revenue Bonds, Series 2016
4.000% due 08/15/2036	1,250	1,252
4.000% due 10/01/2036	1,000	982
4.000% due 11/15/2041	100	93
California Health Facilities Financing Authority Revenue Bonds, Series 2017 4.000% due 11/01/2038	2,500	2,443
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	1,000	943
California Health Facilities Financing Authority Revenue Bonds, Series 2021 4.000% due 11/01/2033	1,000	1,046
California Health Facilities Financing Authority Revenue Bonds, Series 2023 2.500% due 03/01/2041	3,500	3,500
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.000% due 11/15/2044	1,500	1,558

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050 (a)	4,000	4,307
5.250% due 08/15/2050	2,500	2,633
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2024 4.100% due 07/01/2040	1,900	1,846
California Housing Finance Agency Revenue Bonds, (FNMA Insured), Series 2024 4.250% due 08/01/2041	2,990	2,930
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	1,750	1,765
California Housing Finance Agency Revenue Bonds, Series 2025 3.250% due 06/01/2055	4,000	4,011
California Housing Finance Agency Revenue Notes, Series 2024 0.400% due 12/01/2027	3,000	3,000
California Housing Finance Revenue Bonds, (FNMA Insured), Series 2019 2.350% due 12/01/2035	227	191
California Housing Finance Revenue Bonds, Series 2019 4.000% due 03/20/2033	648	649
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	1,750	1,737
6.000% due 03/01/2053	1,500	1,516
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2060 (c)	4,000	313
4.000% due 07/01/2050	1,000	887
4.125% due 01/01/2035	455	423
5.000% due 01/01/2055	480	401
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024
5.000% due 06/01/2039	2,500	2,774
5.125% due 07/01/2054	1,000	905
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 5.000% due 05/15/2042	2,240	2,387
California Municipal Finance Authority Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 11/01/2035	1,175	1,252
California Municipal Finance Authority Revenue Bonds, (BAM Insured), Series 2021 4.000% due 05/15/2046	300	277
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2024 4.000% due 10/01/2039	2,000	1,949
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.700% due 07/01/2041	2,300	2,307
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	1,900	1,867
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 01/01/2042	1,750	1,751
California Municipal Finance Authority Revenue Bonds, Series 2018
4.000% due 12/31/2047	350	292
5.000% due 12/31/2043	1,000	977
California Municipal Finance Authority Revenue Bonds, Series 2021
4.000% due 11/01/2036	1,495	1,377
4.000% due 09/01/2040 (e)	2,610	2,270
4.000% due 09/01/2050 (e)	1,110	887
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 09/01/2054	2,000	2,035
6.000% due 01/01/2039	1,000	1,013
California Municipal Finance Authority Revenue Bonds, Series 2025
3.536% due 02/20/2041	3,497	2,982
5.125% due 11/01/2040	1,350	1,354
California Municipal Finance Authority Special Tax Bonds, Series 2024
5.000% due 09/01/2048	400	398
5.125% due 09/01/2054	500	489
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	130	119
California Pollution Control Financing Authority Revenue Bonds, Series 2017 4.250% due 11/01/2042	3,000	3,001
California Public Finance Authority Revenue Bonds, Series 2019 6.250% due 07/01/2054	1,750	1,791
California Public Finance Authority Revenue Bonds, Series 2025 5.000% due 11/01/2054	2,000	1,987
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(b)	250	150
5.000% due 06/01/2046	300	273
5.000% due 08/01/2046	1,825	1,703
California School Finance Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,115	1,068
California School Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2064	1,000	955
California State General Obligation Bonds, Series 2004 1.650% due 05/01/2034	1,300	1,300
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	1,000	991
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2034	2,905	2,909
California State General Obligation Bonds, Series 2017 4.000% due 11/01/2047	275	250
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2032	1,500	1,692
California State General Obligation Bonds, Series 2021 5.000% due 09/01/2041	1,000	1,056

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	500	477
California State General Obligation Bonds, Series 2025 5.000% due 03/01/2049	3,800	3,961
California State Public Works Board Revenue Bonds, Series 2025 5.000% due 04/01/2046	3,000	3,131
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	700	710
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2021 4.000% due 11/01/2051	2,250	1,993
California Statewide Communities Development Authority Revenue Bonds, Series 2009 5.000% due 04/01/2046	2,000	2,174
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 05/15/2033	1,500	1,513
5.000% due 06/01/2046	100	93
5.000% due 12/01/2046	550	520
5.250% due 12/01/2056	1,000	960
California Statewide Communities Development Authority Revenue Bonds, Series 2018
5.000% due 12/01/2053	1,100	1,101
5.000% due 12/01/2057	100	100
5.500% due 12/01/2058	1,000	978
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	1,465	1,261
California Statewide Communities Development Authority Revenue Bonds, Series 2024 5.250% due 12/01/2044	2,000	2,095
California Statewide Communities Development Authority Special Assessment Bonds, Series 2024 5.000% due 09/02/2044	2,000	2,049
California Statewide Communities Development Authority Special Tax Bonds, Series 2025
4.500% due 09/02/2045	1,050	993
4.750% due 09/02/2040	1,285	1,279
Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2025 5.250% due 08/01/2054	2,100	2,163
Central Unified School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2034 (c)	265	188
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	1,000	1,056
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	2,000	2,102
Chaffey Joint Union High School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	1,200	1,087
Chino Valley Unified School District, California General Obligation Bonds, Series 2020 5.000% due 08/01/2055	1,000	1,020
Citrus Community College District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,000	3,158
Clovis Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2041	600	636
CMFA Special Finance Agency VIII, California Revenue Bonds, Series 2021 4.000% due 08/01/2047	440	385
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	1,240	1,049
Corona Community Facilities District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2039	500	520
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.000% due 02/01/2057	500	333
3.400% due 10/01/2046	495	374
4.000% due 02/01/2057	500	362
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	1,000	610
East Bay Municipal Utility District Water System, California Revenue Bonds, Series 2025 5.000% due 06/01/2045	1,000	1,070
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025 5.000% due 06/01/2027	3,500	3,676
Eastern Municipal Water District, California Revenue Bonds, Series 2018 1.600% due 07/01/2046	2,500	2,500
Elk Grove Finance Authority, California Special Tax Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,002
Fontana Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2045	1,750	1,839
Fresno Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,575	1,410
Garden Grove Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 04/01/2049	2,500	2,549
Glendale Community College District, California General Obligation Bonds, Series 2020 4.000% due 08/01/2050	880	780
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2018 5.000% due 06/01/2030	200	214
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	7,500	795
2.746% due 06/01/2034	1,000	866
3.487% due 06/01/2036	1,625	1,356
3.714% due 06/01/2041	1,500	1,148
3.850% due 06/01/2050	435	396
4.214% due 06/01/2050	200	144
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	1,000	986

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Golden Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 0.000% due 08/01/2031 (c)	500	408
Golden Valley Unified School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,000	3,151
Hartnell Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	250	234
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	350	319
5.000% due 07/01/2061	1,500	1,284
Imperial Irrigation District Electric System, California Revenue Bonds, Series 2017 4.000% due 11/01/2041	150	143
Indio Finance Authority, California Revenue Bonds, (BAM Insured), Series 2022 4.500% due 11/01/2052	750	734
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	235	226
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 4.000% due 09/01/2058	1,000	874
Irvine Unified School District, California General Obligation Bonds, Series 2018 4.000% due 09/01/2045	250	232
Irvine, California Special Assessment Bonds, Series 2004 2.200% due 09/02/2029	3,500	3,500
Irvine, California Special Assessment Bonds, Series 2012 5.000% due 09/02/2026	100	100
Irvine, California Special Assessment Bonds, Series 2015 5.000% due 09/02/2026	1,495	1,534
Lake Elsinore Public Financing Authority, California Special Tax Bonds, Series 2015 5.000% due 09/01/2040	160	161
Lawndale Elementary School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2048	1,000	1,012
Lompoc Unified School District, California General Obligation Bonds, Series 2025
5.250% due 08/01/2050	825	875
5.250% due 08/01/2054	1,050	1,107
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2050	1,500	1,335
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.000% due 11/15/2035	120	128
Long Beach Unified School District, California General Obligation Bonds, Series 2015 0.000% due 08/01/2037 (c)	1,620	962
Los Angeles Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2037	200	200
Los Angeles Community College District, California General Obligation Notes, Series 2024 5.000% due 08/01/2032	2,000	2,305
Los Angeles County, California Development Authority Revenue Bonds, Series 2025 3.350% due 09/01/2059	1,700	1,704
Los Angeles County, California Public Works Financing Authority Revenue Bonds, Series 2021 4.000% due 12/01/2046	1,385	1,241
Los Angeles County, California Sanitation Districts Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2042	250	232
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	750	750
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2037	690	729
Los Angeles Department of Airports, California Revenue Bonds, Series 2022
4.000% due 05/15/2048	1,000	911
5.500% due 05/15/2035	2,000	2,178
Los Angeles Department of Airports, California Revenue Bonds, Series 2025
5.000% due 05/15/2036	2,000	2,148
5.000% due 05/15/2050	3,500	3,613
Los Angeles Housing Authority, California Revenue Bonds, (FNMA Insured), Series 2024 4.500% due 07/01/2046	1,800	1,713
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.000% due 07/01/2041	1,000	1,064
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2035	2,500	2,859
Los Angeles Unified School District, California General Obligation Bonds, Series 2025 5.000% due 07/01/2042	1,015	1,088
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2034	1,500	1,726
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	40	42
7.000% due 11/01/2034	200	239
Marin Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2039	250	256
Menifee Union School District, California General Obligation Bonds, Series 2023 4.000% due 08/01/2046	1,000	939
Menlo Park Community Development Agency Successor Agency, California Tax Allocation Bonds, (AGM Insured), Series 2015 5.000% due 10/01/2027	1,230	1,238
Mill Valley School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2045	1,355	1,247
Monterey Peninsula Community College District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2051	1,000	883
Monterey Peninsula Unified School District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2041	1,000	946
Mount Diablo Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2042	750	804

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Mount San Antonio Community College District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,550	2,305
Mount San Jacinto Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2043	200	187
Mountain House Community Facilities District, California Special Tax Bonds, Series 2025 5.000% due 09/01/2055	2,000	1,916
Mountain View-Whisman School District, California General Obligation Bonds, Series 2022 5.000% due 09/01/2034	200	220
Napa Valley Community College District, California General Obligation Bonds, Series 2018 4.000% due 08/01/2032	250	250
Napa Valley Unified School District, California General Obligation Bonds, Series 2025 4.500% due 08/01/2055	2,000	1,958
Norris School District, California General Obligation Bonds, Series 2012 5.200% due 11/01/2040	250	257
Northern California Gas Authority, Revenue Bonds, Series 2007 3.775% (US0003M + 0.720%) due 07/01/2027 ~	195	195
Ontario International Airport Authority, California Revenue Bonds, (AGM Insured), Series 2021
4.000% due 05/15/2036	1,050	1,040
4.000% due 05/15/2051	1,500	1,338
Orange County, California Community Facilities District Special Tax Bonds, Series 2022 5.000% due 08/15/2047	1,090	1,096
Palm Springs Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2049	1,000	897
Peralta Community College District, California General Obligation Bonds, Series 2016 4.000% due 08/01/2039	2,000	2,002
Redondo Beach Unified School District, California General Obligation Bonds, Series 2025 5.000% due 08/01/2050	2,250	2,342
Rio Hondo Community College District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2055	2,250	2,119
River Islands Public Financing Authority, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,500	1,436
River Islands Public Financing Authority, California Special Tax, (AGM Insured), Series 2022 4.250% due 09/01/2047	1,000	940
Riverside County, California Transportation Commission Revenue Bonds, Series 2017 5.000% due 06/01/2035	215	224
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	730	726
Riverside, California Sewer Revenue Bonds, Series 2018 4.000% due 08/01/2038	250	250
Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	500	512
Sacramento County, California Airport System Revenue Bonds, Series 2024 5.000% due 07/01/2049	2,500	2,563
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	1,000	979
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.626% (US0003M + 0.550%) due 06/01/2034 ~	480	462
Sacramento, California Special Tax Bonds, Series 2021
4.000% due 09/01/2035	600	596
4.000% due 09/01/2050	750	621
San Diego County, California Certificates of Participation Bonds, Series 2023 5.000% due 10/01/2048	1,500	1,557
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021
4.000% due 07/01/2046	1,000	916
5.000% due 07/01/2056	3,100	3,047
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	1,700	1,724
San Diego County, California Water Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	1,500	1,558
San Diego Housing Authority, Inc., California Revenue Bonds,(FHLMC Insured), Series 2024 4.200% due 06/01/2040	2,480	2,368
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2020 4.000% due 08/01/2045	1,625	1,498
San Diego Unified School District, California General Obligation Bonds, Series 2017
0.000% due 07/01/2034 (c)	550	386
4.000% due 07/01/2047	400	361
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	1,000	1,044
San Diego Unified School District, California General Obligation Bonds, Series 2024
4.000% due 07/01/2054	2,500	2,196
5.000% due 07/01/2041	1,000	1,081
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	1,800	1,802
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 0.500% due 05/01/2058	4,765	4,765
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2049	960	950
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2040	2,000	2,159
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024 5.000% due 05/01/2034	2,000	2,175
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2035	3,000	3,254
San Francisco, California City & County Public Utilities Commission Power Revenue Bonds, Series 2023 5.000% due 11/01/2048	1,000	1,025

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

San Francisco, California City & County Redevelopment Agency Tax Allocation Bonds, Series 2016 5.000% due 08/01/2027	105	107
San Francisco, California City & County Revenue Bonds, (FNMA Insured), Series 2025 5.000% due 02/01/2046	3,000	3,003
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	983
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2020 5.000% due 11/01/2050	1,000	1,014
San Francisco, California Special Tax District, City & County Special Tax Notes, Series 2021 4.000% due 09/01/2031	150	152
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	5,100	5,597
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2030	200	201
San Marcos Unified School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2038	500	498
San Marcos Unified School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2044	650	685
5.000% due 08/01/2045	885	929
San Mateo County, California Transportation Authority Revenue Bonds, Series 2020 1.600% due 06/01/2049	3,350	3,350
San Rafael City Elementary School District, California General Obligation Bonds, Series 2019 4.000% due 08/01/2047	615	564
Santa Ana College Improvement District #1 Rancho Santiago Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2041	200	187
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,910	1,795
South San Francisco Unified School, California General Obligation Bonds, Series 2023 4.000% due 09/01/2048	1,000	919
Stockton Community Facilities District, California Special Tax Bonds, Series 2024
5.000% due 09/01/2039	370	379
5.000% due 09/01/2049	525	527
Temple City Unified School District, California General Obligation Bonds, Series 2013 6.170% due 08/01/2036	200	217
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.010% due 06/01/2060 (c)	8,720	1,338
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.000% due 06/01/2054 (c)	4,000	805
University of California Revenue Bonds, Series 2016 4.000% due 05/15/2046	250	230
University of California Revenue Bonds, Series 2018 4.000% due 05/15/2043	265	249
University of California Revenue Bonds, Series 2025 5.000% due 05/15/2039	3,100	3,390
Upland, California Certificates of Participation Bonds, Series 2017 4.000% due 01/01/2042	250	221
Val Verde Unified School District, California General Obligation Bonds, (AGM Insured), Series 2021 4.000% due 08/01/2046	1,575	1,408

		343,567

GEORGIA 0.4%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,000	1,003
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	632

		1,635

IOWA 0.1%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	267

MULTI-STATE 1.5%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
2.250% due 09/25/2037	1,466	1,226
4.033% due 12/25/2036	977	978
4.552% due 08/25/2040 ~	1,188	1,202
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 3.541% due 11/25/2038	2,778	2,593

		5,999

NEW HAMPSHIRE 0.6%
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 3.925% due 07/20/2039	2,489	2,312

NEW YORK 0.0%
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	200	198

PUERTO RICO 2.0%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	868	535

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 11/01/2051	1,339	847
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.568% (US0003M + 0.520%) due 07/01/2029 ~	125	119
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (c)	12,000	2,806
0.010% due 07/01/2046 (c)	7,400	2,357
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	1,500	1,409

		8,073

TENNESSEE 0.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,000	1,054

TEXAS 0.8%
Harris County, Texas Hospital District General Obligation Bonds, Series 2025 5.000% due 02/15/2041	1,450	1,518
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	900	910
5.000% due 10/15/2058	600	606

		3,034

Total Municipal Bonds & Notes (Cost $374,472)		368,060

U.S. GOVERNMENT AGENCIES 4.8%
BBRA 7.215% due 06/02/2059	2,800	2,800
Freddie Mac
3.600% due 12/01/2040	1,971	1,795
3.660% due 01/01/2039	1,467	1,375
3.720% due 01/01/2041	1,479	1,363
3.750% due 07/01/2042	4,437	4,303
3.850% due 02/01/2038 - 07/01/2041	5,950	5,562
4.850% due 08/01/2038	982	1,028
4.913% due 07/15/2040 •	294	301
5.210% due 08/01/2040	692	742

Total U.S. Government Agencies (Cost $18,899)		19,269

SHORT-TERM INSTRUMENTS 0.5%
MUNICIPAL BONDS & NOTES 0.5%
San Diego Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2025	$2,000	2,000

Total Municipal Bonds & Notes (Cost $2,000)		2,000

Total Short-Term Instruments (Cost $2,000)		2,000

Total Investments in Securities (Cost $395,371)		389,329

	SHARES
INVESTMENTS IN AFFILIATES 2.8%
SHORT-TERM INSTRUMENTS 2.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.8%
PIMCO Short-Term Floating NAV Portfolio III	1,162,596	11,320

Total Short-Term Instruments (Cost $11,316)		11,320

Total Investments in Affiliates (Cost $11,316)		11,320

Total Investments 100.1% (Cost $406,687)		$400,649
Other Assets and Liabilities, net (0.1)%		(444)

Net Assets 100.0%		$400,205

Schedule of Investments PIMCO California Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Zero coupon security.
(d)				Security becomes interest bearing at a future date.
(e)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

California Municipal Finance Authority Revenue Bonds, Series 2021	4.000%	09/01/2040	02/18/2025	$2,366	$2,270	0.57%
California Municipal Finance Authority Revenue Bonds, Series 2021	4.000	09/01/2050	11/22/2022	898	887	0.22

				$3,264	$3,157	0.79%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Arizona		$0	$1,921	$0	$1,921
California		0	343,567	0	343,567
Georgia		0	1,635	0	1,635
Iowa		0	267	0	267
Multi-State		0	5,999	0	5,999
New Hampshire		0	2,312	0	2,312
New York		0	198	0	198
Puerto Rico		0	8,073	0	8,073
Tennessee		0	1,054	0	1,054
Texas		0	3,034	0	3,034
U.S. Government Agencies		0	16,469	2,800	19,269
Short-Term Instruments
Municipal Bonds & Notes		0	2,000	0	2,000

		$0	$386,529	$2,800	$389,329
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$11,320	$0	$0	$11,320

Total Investments		$11,320	$386,529	$2,800	$400,649

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO California Municipal Intermediate Value Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.9% ¤
MUNICIPAL BONDS & NOTES 97.5%
CALIFORNIA 89.2%
Acalanes Union High School District, California General Obligation Bonds, Series 2010 6.250% due 08/01/2035	$250	$280
Anaheim City School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2007 0.000% due 08/01/2030 (a)	385	327
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2036	545	564
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	225	140
California Health Facilities Financing Authority Revenue Bonds, Series 2017
5.000% due 11/15/2032	350	365
5.000% due 02/01/2035	250	257
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	555
California Municipal Finance Authority Revenue Bonds, Series 2024 5.000% due 12/01/2038	400	431
California School Finance Authority Revenue Bonds, Series 2020 4.000% due 07/01/2034	300	310
California School Finance Authority Revenue Notes, Series 2020 4.000% due 07/01/2029	250	260
California State General Obligation Bonds, Series 2025 3.600% due 12/01/2035	560	565
California State General Obligation Notes, Series 2020 4.000% due 11/01/2030	245	260
California State General Obligation Notes, Series 2024 3.100% due 12/01/2033	300	292
California State Public Works Board Revenue Notes, Series 2017 5.000% due 10/01/2027	220	232
California State Public Works Board Revenue Notes, Series 2022 5.000% due 08/01/2032	225	251
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2018 5.000% due 07/01/2031	600	638
California Statewide Communities Development Authority Revenue Bonds, Series 2003 5.000% due 05/01/2033	300	326
Central Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2019 5.000% due 08/01/2032	250	259
Central Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2025 5.000% due 08/01/2034	325	364
Chabot-Las Positas Community College District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	125	138
Escondido, California General Obligation Bonds, Series 2015 5.000% due 09/01/2036	500	501
Folsom Redevelopment Agency Successor Agency, California Tax Allocation Bonds, (BAM Insured), Series 2016 4.000% due 08/01/2028	905	916
Gilroy Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2016 4.000% due 04/01/2026	330	333
Glendale, California Electric Revenue Bonds, Series 2016 5.000% due 02/01/2030	475	479
Hacienda, Louisiana Puente Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2021 4.000% due 06/01/2033	295	307
Jefferson School District/San Joaquin County, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2034	350	366
Kern Community College District, California General Obligation Bonds, (AGM Insured), Series 2006 0.000% due 11/01/2028 (a)	500	450
Lancaster County Hospital Authority, California Revenue Notes, (BAM Insured), Series 2024 5.000% due 05/01/2033	425	481
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2032	920	941
Los Angeles Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2031	500	562
Lynwood Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2028	375	382
Municipal Improvement Corp. of Los Angeles, California Revenue Bonds, Series 2016
4.000% due 11/01/2033	345	345
5.000% due 11/01/2031	300	307
Nipomo Community Services District, California Certificates of Participation Bonds, Series 2022 4.000% due 06/01/2036	405	414
Pasadena Unified School District, California General Obligation Bonds, Series 2016 5.000% due 08/01/2029	250	257
Placentia-Yorba Linda Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2016 5.000% due 10/01/2027	445	448

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2025 (Unaudited)

Placentia-Yorba Linda Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2016 5.000% due 10/01/2025	200	201
Poway Unified School District Public Financing Authority, California Special Tax Notes, Series 2015 5.000% due 09/01/2025	350	351
Rialto Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2024 5.000% due 09/01/2037	350	387
Rio Bravo-Greeley Union School District, California General Obligation Bonds, (AGC Insured), Series 2008 0.000% due 09/01/2029 (a)	450	394
Rio Elementary School District Community Facilities District, California Special Tax Bonds, Series 2014 3.250% due 09/01/2026	325	324
Sacramento County, California Airport System Revenue Notes, Series 2018 5.000% due 07/01/2028	750	785
San Bernardino Community College District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2034	335	336
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2016 5.000% due 08/01/2035	400	406
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2023 5.000% due 10/15/2031	210	238
San Diego Public Facilities Financing Authority, California Revenue Notes, Series 2024 5.000% due 10/15/2032	300	344
San Francisco, California City & County Certificates of Participation Bonds, Series 2024 5.000% due 04/01/2035	500	569
San Jose Financing Authority, California Revenue Notes, Series 2021 4.000% due 10/01/2028	175	183
San Marcos Redevelopment Agency Successor Agency, California Tax Allocation Bonds, Series 2015 5.000% due 10/01/2031	500	503
San Marcos Schools Financing Authority, California Special Tax Notes, Series 2024 5.000% due 09/01/2033	400	456
Santa Clarita Public Finance Authority, California Revenue Bonds, Series 2022 5.000% due 12/01/2034	400	451
Soledad Unified School District, California General Obligation Notes, (BAM Insured), Series 2024
5.000% due 08/01/2032	200	228
5.000% due 08/01/2034	330	381
Stanislaus Union School District, California General Obligation Notes, (BAM Insured), Series 2024 5.000% due 08/01/2031	370	415
Val Verde Unified School District, California Certificates of Participation Bonds, (BAM Insured), Series 2015 5.000% due 08/01/2026	215	215
Ventura Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2039	360	389
Washington Township Health Care District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2038	300	331
West Basin Municipal Water District, California Revenue Bonds, Series 2016 5.000% due 08/01/2034	250	253
West Contra Costa Healthcare District, California Special Tax Notes, Series 2021 5.000% due 07/01/2029	120	131

		22,574

ILLINOIS 6.6%
Chicago Park District, Illinois General Obligation Bonds, Series 2016 5.000% due 01/01/2031	1,000	1,006
University of Illinois Revenue Notes, Series 2018 5.000% due 04/01/2028	625	662

		1,668

KENTUCKY 0.5%
Corbin Independent School District Finance Corp. Kentucky Revenue Notes, Series 2016 3.000% due 02/01/2026	125	125

MULTI-STATE 1.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.033% due 12/25/2036	293	293

Total Municipal Bonds & Notes (Cost $24,830)		24,660

	SHARES
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
Fidelity Investments Money Market Government Portfolio, Class I 4.410% (b)	108,336	108

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $108)		108

Total Investments in Securities (Cost $24,938)		24,768

INVESTMENTS IN AFFILIATES 1.0%
SHORT-TERM INSTRUMENTS 1.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.0%
PIMCO Short-Term Floating NAV Portfolio III	26,411	257

Total Short-Term Instruments (Cost $257)		257

Total Investments in Affiliates (Cost $257)		257

Total Investments 98.9% (Cost $25,195)		$25,025
Other Assets and Liabilities, net 1.1%		285

Net Assets 100.0%		$25,310

Schedule of Investments PIMCO California Municipal Intermediate Value Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$22,574	$0	$22,574
Illinois	0	1,668	0	1,668
Kentucky	0	125	0	125
Multi-State	0	293	0	293
Short-Term Instruments
Mutual Funds	108	0	0	108

	$108	$24,660	$0	$24,768
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$257	$0	$0	$257

Total Investments	$365	$24,660	$0	$25,025

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.9% ¤
MUNICIPAL BONDS & NOTES 97.7%
CALIFORNIA 92.7%
Alameda Health Care District, California Certificates of Participation Bond, Series 2024 5.000% due 09/15/2049	$2,455	$2,505
Alameda Public Financing Authority, California Revenue Bonds, Series 2010 5.250% due 07/01/2029	1,160	1,162
Alhambra Unified School District, California General Obligation Bonds, Series 2023 5.250% due 08/01/2048	2,500	2,641
Alum Rock Union Elementary School District, California General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 08/01/2048	1,210	1,254
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2022 5.000% due 10/01/2047	1,000	1,010
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (a)	2,000	902
Brawley Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2052	1,500	1,586
Brentwood Union School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2052	1,425	1,490
Butte-Glenn Community College District, California General Obligation Bonds, Series 2022 4.000% due 08/01/2047	1,815	1,670
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.250% due 11/01/2054	2,500	2,651
California Community Choice Financing Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	3,000	3,101
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 5.000% due 11/01/2050	1,000	1,008
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.000% due 05/15/2051	2,000	1,723
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.250% due 02/01/2048	1,935	2,030
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2010 5.750% due 08/15/2029	500	501
California Municipal Finance Authority Revenue Bonds, (CM Insured), Series 2019 5.000% due 01/01/2049	1,000	1,013
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	2,000	1,965
California Municipal Finance Authority Revenue Bonds, Series 2017 5.000% due 06/01/2042	2,000	2,010
California Municipal Finance Authority Revenue Bonds, Series 2024
4.000% due 12/01/2043	2,000	1,809
5.000% due 09/01/2049	1,450	1,485
California Municipal Finance Authority Revenue Notes, Series 2024 5.000% due 12/01/2025	330	332
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	100	100
California State General Obligation Bonds, (SGI Insured), Series 2002 5.000% due 10/01/2028	5	5
California State General Obligation Bonds, Series 2000 5.750% due 05/01/2030	85	85
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 08/15/2046	2,175	2,178
Cambrian School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2046	1,750	1,810
Carson Public Financing Authority, California Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,000	2,034
Cascade Union Elementary School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2046	1,150	1,218
Central School District, California General Obligation Bonds, (BAM Insured), Series 2022 0.000% due 08/01/2044 (a)	1,275	520
Central Union High School District-Imperial County, California General Obligation Bonds, Series 2019 4.000% due 08/01/2049	2,000	1,787
Ceres Unified School District, California General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 08/01/2051	5,000	5,013
Chino Valley Unified School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2049	3,075	3,218
Chowchilla Union High School District, California General Obligation Bonds, Series 2022 5.500% due 08/01/2052	2,000	2,099
Colton Joint Unified School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	2,500	2,622
Cosumnes Community Services District California Revenue Certificates Of Participation, Series 2022 5.000% due 11/01/2042	1,000	1,027
Discovery Bay California Public Financing Authority Revenue Bonds, Series 2022 5.000% due 12/01/2042	1,005	1,077

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

Durham Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 08/01/2054	1,695	1,735
El Centro Elemenatry School District, California General Obligation Bonds, (BAM Insured), Series 2023
5.000% due 08/01/2047	1,315	1,355
5.250% due 08/01/2050	930	968
El Monte City School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,000	1,020
Elk Grove Finance Authority, California Revenue Bonds, Series 2022 5.000% due 11/01/2042	1,385	1,476
Elk Grove Finance Authority, California Special Tax Bonds, (BAM Insured), Series 2015 5.000% due 09/01/2038	1,500	1,505
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	2,000	1,714
Fallbrook Union High School District, California General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 08/01/2046	2,000	1,846
Fontana Unified School District, California General Obligation Bonds, Series 2025 5.250% due 08/01/2050	730	767
Guadalupe Union School District, California General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 08/01/2049	1,925	2,021
Irvine Facilities Financing Authority, California Special Tax Bonds, (BAM Insured), Series 2023 5.000% due 09/01/2048	2,000	2,062
Jefferson Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 09/01/2049	1,450	1,516
La Honda Pescadero Unified School District, California General Obligation Bonds, Series 2022 0.000% due 04/01/2042 (a)	2,215	1,021
La Mesa-Spring Valley School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	2,375	2,466
Lake Elsinore Facilities Financing Authority Successor Agency, California Revenue Bonds, (BAM Insured), Series 2022 5.250% due 04/01/2047	2,000	2,077
Lancaster County Hospital Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 05/01/2054	2,000	2,046
Lancaster School District, California General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 08/01/2051	1,410	1,459
Lemon Grove School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2049	1,170	1,215
Livermore, California Certificates of Participation Bonds, Series 2022 4.750% due 04/01/2047	1,330	1,351
Long Beach, California Harbor Revenue Bonds, Series 2019 5.000% due 05/15/2044	3,000	3,090
Los Angeles Department of Airports, California Revenue Bonds, Series 2017 5.000% due 05/15/2041	8,775	8,780
Los Angeles Housing Authority, California Revenue Notes, (FNMA Insured), Series 2024 3.750% due 04/01/2034	2,500	2,473
Los Angeles Unified School District, California General Obligation Bonds, Series 2022 5.250% due 07/01/2047	1,915	2,012
Madera Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2024 5.000% due 09/01/2043	1,000	1,060
Marina, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.250% due 05/01/2047	2,000	2,095
McFarland Unified School District, California General Obligation Bonds, (BAM Insured), Series 2022 5.250% due 11/01/2049	1,000	1,024
Merced County, California Certificates of Participation Bonds, (BAM Insured), Series 2022 4.000% due 06/01/2045	1,750	1,608
Modesto Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	2,480	2,549
Modesto Irrigation District, California Revenue Bonds, (NPFGC Insured), Series 2007
3.656% (US0003M + 0.580%) due 09/01/2027 ~	990	988
3.706% (US0003M + 0.630%) due 09/01/2037 ~	1,600	1,529
Moreno Valley Unified School District, California General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 08/01/2050	3,000	3,069
Oakdale Joint Unified School District, California General Obligation Bonds, Series 2025 5.250% due 08/01/2050	3,000	3,146
Ontario Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 2022
5.000% due 11/01/2047	1,000	1,024
5.000% due 11/01/2052	1,000	1,015
Pacifica School District, California General Obligation Bonds, Series 2024 5.000% due 08/01/2050	2,765	2,841
Palmdale Financing Authority, California Revenue Bonds, (BAM Insured),Series 2023 4.500% due 06/01/2053	2,750	2,700
Pittsburg Public California Financing Authority Revenue Bonds, (AGM Insured), Series 2022 5.000% due 08/01/2052	3,000	3,080
Pittsburg Unified School District, California General Obligation Bonds, Series 2018 5.000% due 08/01/2047	1,275	1,283
Puente Basin Water Agency, California Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,620	2,764
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2016 5.000% due 05/15/2041	3,750	3,768
Riverside County, California Transportation Commission Revenue Bonds, Series 2021
4.000% due 06/01/2046	985	880
4.000% due 06/01/2047	2,000	1,748
San Bernardino City Unified School District, California General Obligation Bonds, (AGM Insured), Series 2015 5.000% due 08/01/2040	5,475	5,484
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2017 5.000% due 07/01/2047	3,230	3,176
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	3,290	3,328

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2046	1,500	1,490
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2016 5.000% due 04/01/2048	2,490	2,498
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2023
4.000% due 10/15/2048	1,750	1,622
5.250% due 08/01/2048	1,500	1,584
San Diego Public Facilities Financing Authority, California Revenue Bonds, Series 2024 5.000% due 10/15/2049	2,135	2,198
San Diego Unified School District, California General Obligation Bonds, Series 2012 0.000% due 07/01/2040 (b)	2,500	2,508
San Diego Unified School District, California General Obligation Bonds, Series 2023 5.000% due 07/01/2048	2,500	2,610
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2016 5.000% due 05/01/2046	4,450	4,403
San Joaquin County, California Transportation Authority Measure K Sales Tax Revenue Bonds, Series 2019 5.000% due 03/01/2040	1,000	1,039
San Juan Unified School District, California General Obligation Bonds, Series 2022
4.000% due 08/01/2046	2,500	2,303
5.000% due 08/01/2040	1,000	1,059
5.000% due 08/01/2041	1,035	1,088
San Leandro Unified School District, California General Obligation Bonds, Series 2022 5.250% due 08/01/2048	2,000	2,101
Sanger Unified School District, California Certificates of Participation Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2049	3,250	3,260
Santa Ana Public Financing Authority, California Revenue Bonds, Series 2024 5.000% due 09/01/2049	1,100	1,154
Santa Clara Unified School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2052	1,260	1,307
Santa Cruz County Capital Financing Authority, California Revenue Bonds, Series 2024 4.125% due 06/01/2039	2,600	2,607
South Bay Union School District/San Diego County, California General Obligation Bonds, (AGM Insured), Series 2022 0.000% due 08/01/2037 (a)	1,290	760
South Tahoe Joint Powers Financing Authority,California Revenue Bonds, Series 2023 5.250% due 10/01/2048	1,825	1,941
Sweetwater Union High School District, California General Obligation Bonds, Series 2022 5.000% due 08/01/2052	2,000	2,064
Tracy Public Financing Authority, California Revenue Bonds, (BAM Insured), Series 2024 5.000% due 11/01/2049	1,345	1,380
Ukiah Unified School District, California General Obligation Bonds, (AGM Insured), Series 2022 5.500% due 08/01/2049	1,000	1,074
University of California Revenue Bonds, Series 2017 5.000% due 05/15/2042	2,655	2,679
West Covina Unified School District, California General Obligation Bonds, Series 2024 4.000% due 08/01/2047	3,000	2,816

		202,320

INDIANA 1.0%
Fort Wayne Redevelopment Authority, Indiana Revenue Bonds, Series 2022 5.000% due 12/15/2041	2,050	2,118

MULTI-STATE 2.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.033% due 12/25/2036	2,930	2,933
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024 4.700% due 04/25/2042	1,497	1,492

		4,425

OHIO 0.8%
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	2,000	1,777

TEXAS 0.6%
Upper Trinity Regional Water District, Texas Revenue Bonds, Series 2022 5.000% due 08/01/2042	1,160	1,192

UTAH 0.6%
Utah Infrastructure Agency Revenue Bonds, Series 2022 5.500% due 10/15/2049	1,350	1,396

Total Municipal Bonds & Notes (Cost $217,662)		213,228

	SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.2%
Fidelity Investments Money Market Government Portfolio, Class I 4.410% (c)	292,471	292

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $292)		292

Total Investments in Securities (Cost $217,954)		213,520

INVESTMENTS IN AFFILIATES 1.1%
SHORT-TERM INSTRUMENTS 1.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 1.1%
PIMCO Short-Term Floating NAV Portfolio III	250,861	2,443

Total Short-Term Instruments (Cost $2,442)		2,443

Total Investments in Affiliates (Cost $2,442)		2,443

Total Investments 99.0% (Cost $220,396)		$215,963
Other Assets and Liabilities, net 1.0%		2,241

Net Assets 100.0%		$218,204

Schedule of Investments PIMCO California Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
California	$0	$202,320	$0	$202,320
Indiana	0	2,118	0	2,118
Multi-State	0	4,425	0	4,425
Ohio	0	1,777	0	1,777
Texas	0	1,192	0	1,192
Utah	0	1,396	0	1,396
Short-Term Instruments
Mutual Funds	292	0	0	292

	$292	$213,228	$0	$213,520
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,443	$0	$0	$2,443

Total Investments	$2,735	$213,228	$0	$215,963

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO California Short Duration Municipal Income Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.1% ¤
MUNICIPAL BONDS & NOTES 84.9%
ALABAMA 0.7%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$600	$648
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	600	632

		1,280

CALIFORNIA 80.6%
Anaheim Housing & Public Improvements Authority, California Revenue Bonds, Series 2024 3.200% due 10/01/2054	1,500	1,500
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2034 (b)	600	420
Antelope Valley-East Kern Water Agency Financing Authority, California Revenue Bonds, Series 2025 5.000% due 04/01/2055 (a)	3,500	3,636
Bay Area Toll Authority, California Revenue Bonds, Series 2001 3.170% (MUNIPSA + 1.250%) due 04/01/2036 ~	1,000	993
Bay Area Toll Authority, California Revenue Bonds, Series 2018 2.625% due 04/01/2045	680	676
Bay Area Toll Authority, California Revenue Bonds, Series 2021
2.330% due 04/01/2056 ~	500	482
2.370% due 04/01/2056 ~	1,000	992
Bay Area Toll Authority, California Revenue Bonds, Series 2023 2.950% due 04/01/2055	3,000	3,000
Bay Area Toll Authority, California Revenue Bonds, Series 2024 2.950% due 04/01/2059	4,500	4,500
Bay Area Toll Authority, California Revenue Notes, Series 2025 5.000% due 04/01/2033	1,400	1,617
California Community Choice Financing Authority Revenue Bonds, Series 2021
4.000% due 02/01/2052	2,350	2,337
4.000% due 10/01/2052	2,000	2,006
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	700	737
5.250% due 01/01/2054	1,150	1,206
5.500% due 10/01/2054	995	1,067
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	1,000	1,054
5.000% due 01/01/2055	1,000	1,034
5.000% due 02/01/2055	2,700	2,872
California Community Choice Financing Authority Revenue Bonds, Series 2025 5.000% due 03/01/2056	1,700	1,806
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
5.000% due 06/01/2031	250	262
5.000% due 06/01/2032	300	313
California Health Facilities Financing Authority Revenue Bonds, Series 1998 2.200% due 09/01/2028	1,000	1,000
California Health Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 10/01/2039	3,500	3,518
California Health Facilities Financing Authority Revenue Bonds, Series 2022 5.000% due 03/01/2040	605	626
California Health Facilities Financing Authority Revenue Bonds, Series 2023 2.500% due 03/01/2041	1,500	1,500
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050 (a)	1,700	1,820
California Health Facilities Financing Authority Revenue Notes, Series 2021 5.000% due 11/01/2031	550	623
California Health Facilities Financing Authority Revenue Notes, Series 2025 5.000% due 08/15/2033	1,500	1,720
California Housing Finance Agency Revenue Bonds, (FHLMC Insured), Series 2021 3.750% due 03/25/2035	1,896	1,891
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	1,250	1,261
California Housing Finance Agency Revenue Bonds, Series 2025 3.250% due 06/01/2055	1,500	1,504
California Housing Finance Agency Revenue Notes, Series 2024 0.400% due 12/01/2027	1,320	1,320
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	1,000	993
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 2.620% due 12/01/2050 ~	1,000	995
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2024 5.000% due 06/01/2039	1,000	1,110

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,500	2,514
California Municipal Finance Authority Revenue Bonds, Series 2009 3.300% due 02/01/2039	1,500	1,482
California Municipal Finance Authority Revenue Bonds, Series 2021 4.150% due 07/01/2051	1,550	1,550
California Municipal Finance Authority Revenue Bonds, Series 2024 5.000% due 06/01/2056	1,125	1,183
California Municipal Finance Authority Revenue Bonds, Series 2025 3.536% due 02/20/2041	500	426
California Pollution Control Financing Authority Revenue Bonds, Series 2017 4.250% due 11/01/2042	2,000	2,000
California Pollution Control Financing Authority Revenue Bonds, Series 2023 3.700% due 07/01/2043	1,000	999
California Public Finance Authority Revenue Bonds, Series 2022 1.600% due 07/15/2062	2,500	2,500
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	2,500	2,823
California State General Obligation Bonds, Series 2016 5.000% due 09/01/2031	3,000	3,069
California State General Obligation Notes, Series 2017 5.000% due 08/01/2025	2,880	2,885
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,500	1,584
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	1,820	1,879
California State General Obligation Notes, Series 2023 5.000% due 09/01/2025	1,000	1,004
California State Public Works Board Revenue Bonds, Series 2015 5.000% due 05/01/2028	1,500	1,502
California State Public Works Board Revenue Notes, Series 2024 5.000% due 09/01/2031	1,000	1,123
California Statewide Communities Development Authority Revenue Bonds, Series 2006 1.450% due 04/01/2028	1,000	927
California Statewide Communities Development Authority Revenue Bonds, Series 2008 2.200% due 08/15/2047	2,250	2,250
California Statewide Communities Development Authority Revenue Bonds, Series 2009 5.000% due 04/01/2046	1,000	1,087
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.000% due 05/15/2027	500	507
Corona Community Facilities District, California Special Tax Notes, Series 2024
5.000% due 09/01/2029	25	27
5.000% due 09/01/2030	50	54
5.000% due 09/01/2031	115	123
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025 5.000% due 06/01/2028	2,000	2,152
East County, California Advanced Water Purification Joint Powers Authority Revenue Notes, Series 2024 5.000% due 09/01/2026	1,000	1,022
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	1,500	1,367
Grossmont Healthcare District, California General Obligation Bonds, (AMBAC Insured), Series 2007 0.000% due 07/15/2025 (b)	1,700	1,698
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	470	451
Irvine, California Special Assessment Bonds, Series 2004 2.200% due 09/02/2029	1,500	1,500
Long Beach, California Harbor Revenue Notes, Series 2017 5.000% due 05/15/2027	1,000	1,038
Los Angeles Community College District, California General Obligation Notes, Series 2024 5.000% due 08/01/2031	1,500	1,708
Los Angeles County, California Development Authority Revenue Bonds, Series 2025 3.350% due 09/01/2059	500	501
Los Angeles County, California Facilities, Inc., Revenue Bonds, Series 2018 5.000% due 12/01/2051	2,630	2,842
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2034	1,000	1,026
Los Angeles Housing Authority, California Revenue Notes, Series 2024 3.250% due 02/01/2029	1,750	1,758
Los Angeles Unified School District, California General Obligation Bonds, Series 2024 5.000% due 07/01/2035	1,100	1,258
Los Angeles Unified School District, California General Obligation Notes, Series 2022 5.000% due 07/01/2028	1,000	1,071
Los Angeles Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2027	1,000	1,048
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	1,000	1,026
Mount Diablo Unified School District, California General Obligation Notes, Series 2025 5.000% due 08/01/2029	1,000	1,095
Napa Valley Unified School District, California General Obligation Notes, Series 2025 5.000% due 08/01/2026	1,000	1,025
Orange County, California Special Assessment Notes, Series 2018 3.000% due 09/02/2025	370	370
Port of Los Angeles, California Revenue Notes, Series 2024 5.000% due 08/01/2028	1,000	1,054
Rialto Unified School District, California Certificates of Participation Notes, (BAM Insured), Series 2024 5.000% due 09/01/2031	250	279

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

Roseville, California Special Tax Bonds, Series 2017 5.000% due 09/01/2033	965	988
Sacramento County, California Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2033	1,120	1,154
Sacramento County, California Airport System Revenue Notes, Series 2024 5.000% due 07/01/2032	1,750	1,982
Sacramento County, California Special Tax Notes, Series 2022 5.000% due 09/01/2029	1,000	1,056
Sacramento County, California Water Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007 3.626% (US0003M + 0.550%) due 06/01/2034 ~	955	920
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,088
San Diego Unified School District, California General Obligation Notes, Series 2023 5.000% due 07/01/2028	1,000	1,075
San Diego Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2034	1,050	1,225
San Dieguito Union High School District, California General Obligation Bonds, Series 2015 4.000% due 02/01/2040	1,200	1,201
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2018 0.500% due 05/01/2058	2,500	2,500
San Francisco, California City & County General Obligation Notes, Series 2024 5.000% due 06/15/2027	1,300	1,367
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2016 4.000% due 11/01/2039	1,000	983
San Jose Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2006 0.000% due 08/01/2030 (b)	2,520	2,178
San Juan Unified School District, California General Obligation Notes, Series 2019 4.000% due 08/01/2025	250	250
Santa Clara Valley Water District, California Revenue Bonds, Series 2024 5.000% due 06/01/2039	500	562
Santa Cruz City High School District, California General Obligation Bonds, Series 2017 4.000% due 08/01/2042	1,000	940
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	3,000	2,945
Solano County, California Community College District General Obligation Bonds, Series 2015 5.000% due 08/01/2028	250	250
South Placer Wastewater Authority, California Revenue Notes, Series 2020 5.000% due 11/01/2029	250	274
Tobacco Securitization Authority of Southern California Revenue Notes, Series 2019
5.000% due 06/01/2026	1,000	1,012
5.000% due 06/01/2029	500	523
Union Sanitary District Financing Authority, California Revenue Notes, Series 2025 5.000% due 03/15/2030	1,500	1,659
Vista Joint Powers Financing Authority, California Revenue Notes, Series 2025 5.000% due 05/01/2027	650	678
Washington Unified School District/Yolo County, California General Obligation Bonds, (NPFGC Insured), Series 2004 0.000% due 08/01/2026 (b)	1,000	969
West Contra Costa Unified School District, California General Obligation Notes, Series 2025 5.000% due 08/01/2029	1,500	1,632

		140,589

DISTRICT OF COLUMBIA 0.9%
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2027	1,500	1,565

GEORGIA 0.4%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	600	632

MICHIGAN 0.3%
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	500	471

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2027	300	310

PUERTO RICO 1.8%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2023 5.000% due 03/01/2027	1,000	1,011

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	2,223	2,223

		3,234

Total Municipal Bonds & Notes (Cost $148,444)		148,081

	SHARES
SHORT-TERM INSTRUMENTS 8.2%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (c)	127,934	128

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 8.1%
California School Cash Reserve Program Authority Revenue Notes, Series 2025 5.000% due 06/30/2026 (a)	$3,500	3,574
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025 5.000% due 07/01/2025	500	500
Los Angeles County, California Revenue Notes, Series 2025 5.000% due 06/30/2026 (a)	2,000	2,046
Los Angeles, California Revenue Notes, Series 2025 5.000% due 06/25/2026 (a)	1,500	1,530
Riverside County, California Revenue Notes, Series 2025 5.000% due 06/30/2026 (a)	1,500	1,535
San Diego County, California Revenue Notes, Series 2025 5.000% due 06/30/2026 (a)	3,500	3,583
Santa Clara, California Electric Revenue Notes, Series 2024 5.000% due 07/01/2025	400	400
Santa Cruz County, California Revenue Notes, Series 2024 5.000% due 07/01/2025	1,000	1,000

Total Municipal Bonds & Notes (Cost $14,153)		14,168

Total Short-Term Instruments (Cost $14,281)		14,296

Total Investments in Securities (Cost $162,725)		162,377

	SHARES
INVESTMENTS IN AFFILIATES 15.6%
SHORT-TERM INSTRUMENTS 15.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.6%
PIMCO Short-Term Floating NAV Portfolio III	2,793,092	27,196

Total Short-Term Instruments (Cost $27,189)		27,196

Total Investments in Affiliates (Cost $27,189)		27,196

Total Investments 108.7% (Cost $189,914)		$189,573
Other Assets and Liabilities, net (8.7)%		(15,113)

Net Assets 100.0%		$174,460

Schedule of Investments PIMCO California Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$1,280	$0	$1,280
California	0	140,589	0	140,589
District of Columbia	0	1,565	0	1,565
Georgia	0	632	0	632
Michigan	0	471	0	471
Oregon	0	310	0	310
Puerto Rico	0	3,234	0	3,234
Short-Term Instruments
Mutual Funds	0	128	0	128
Municipal Bonds & Notes	0	14,168	0	14,168

	$0	$162,377	$0	$162,377
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,196	$0	$0	$27,196

Total Investments	$27,196	$162,377	$0	$189,573

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Climate Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.5% ¤
CORPORATE BONDS & NOTES 66.4%
BANKING & FINANCE 35.5%
Acef Holding SCA 0.750% due 06/14/2028	EUR	100	$111
AIB Group PLC 2.875% due 05/30/2031 •		125	147
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		$160	133
Assura Financing PLC 1.625% due 06/30/2033	GBP	125	128
AXA SA 5.625% due 01/16/2054 •		100	138
Bank of America Corp.
4.134% due 06/12/2028	EUR	100	123
6.204% due 11/10/2028 •		$200	208
Bank of Ireland Group PLC
5.000% due 07/04/2031 •	EUR	100	127
7.594% due 12/06/2032 •	GBP	100	144
Banque Federative du Credit Mutuel SA 0.250% due 06/29/2028	EUR	100	110
BNP Paribas SA 4.625% due 02/25/2031 •(d)(e)		$200	178
Boston Properties LP
2.450% due 10/01/2033		100	80
6.500% due 01/15/2034		20	21
British Land Co. PLC 2.375% due 09/14/2029	GBP	100	125
Caja Rural de Navarra SCC 3.000% due 04/26/2027	EUR	100	119
Castellum AB 0.750% due 09/04/2026		100	116
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
0.900% due 10/12/2029		100	107
4.750% due 03/27/2034		100	123
CBRE Services, Inc. 2.500% due 04/01/2031		$100	88
Commerzbank AG 4.125% due 02/20/2037 •	EUR	200	237
Commonwealth Bank of Australia 4.266% due 06/04/2034 •		100	121
Community Preservation Corp. 2.867% due 02/01/2030		$75	69
Credit Agricole SA 4.375% due 11/27/2033	EUR	200	249
CTP NV 1.250% due 06/21/2029		200	219
Derwent London PLC 1.875% due 11/17/2031	GBP	100	114
Deutsche Bank AG 1.875% due 02/23/2028 •	EUR	200	233
DNB Bank ASA 4.625% due 11/01/2029 •		100	125
EQT AB 0.875% due 05/14/2031		100	102
Equinix Europe 2 Financing Corp. LLC 3.650% due 09/03/2033		100	117
Equinix, Inc. 1.550% due 03/15/2028		$80	75
ERP Operating LP 1.850% due 08/01/2031		100	86
Erste Group Bank AG 3.250% due 01/14/2033 •	EUR	100	118
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial 3.125% due 11/09/2031		100	121
European Investment Bank
0.750% due 07/15/2027	AUD	200	125
2.750% due 01/16/2034	EUR	40	47
3.750% due 02/14/2033		$240	235
European Union 3.250% due 02/04/2050	EUR	100	108
Farmers Exchange Capital 5.454% due 10/15/2054 •		$50	45

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Ford Motor Credit Co. LLC 5.625% due 10/09/2028	GBP	100	137
Goodman Australia Finance Pty. Ltd. 4.250% due 05/03/2030	EUR	100	123
Grainger PLC 3.375% due 04/24/2028	GBP	100	132
HA Sustainable Infrastructure Capital, Inc. 6.750% due 07/15/2035		$40	41
HAT Holdings LLC
3.750% due 09/15/2030		125	115
8.000% due 06/15/2027		10	10
Healthpeak OP LLC 2.125% due 12/01/2028		100	93
Host Hotels & Resorts LP
2.900% due 12/15/2031		50	44
3.500% due 09/15/2030		100	93
5.700% due 07/01/2034		125	126
Hudson Pacific Properties LP 5.950% due 02/15/2028		25	24
IHG Finance LLC 4.375% due 11/28/2029	EUR	100	124
ING Groep NV
4.000% due 02/12/2035 •		100	122
4.875% due 05/16/2029 •(d)(e)		$200	188
International Bank for Reconstruction & Development
3.875% due 08/28/2034		75	73
4.000% due 08/27/2026		75	75
International Development Association 4.375% due 06/11/2029		100	102
International Finance Corp. 4.900% due 12/05/2034	AUD	200	135
JAB Holdings BV 4.375% due 04/25/2034	EUR	200	240
John Deere Capital Corp. 5.100% due 04/11/2034		$100	102
JPMorgan Chase & Co. 6.070% due 10/22/2027 •		200	204
Kilroy Realty LP 2.500% due 11/15/2032		100	81
Kreditanstalt fuer Wiederaufbau
0.000% due 09/15/2031 (c)	EUR	650	656
2.000% due 11/15/2029		300	349
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	80	51
Lloyds Banking Group PLC 3.875% due 05/14/2032 •	EUR	100	121
Lseg Netherlands BV 4.231% due 09/29/2030		100	124
Mitsubishi UFJ Financial Group, Inc. 0.848% due 07/19/2029		200	218
Mizuho Financial Group, Inc. 3.460% due 08/27/2030 •		250	300
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 1.000% due 05/26/2042 •		100	99
Nationale-Nederlanden Bank NV
0.500% due 09/21/2028		100	110
1.875% due 05/17/2032		100	110
NatWest Group PLC 3.673% due 08/05/2031 •		150	181
NE Property BV 2.000% due 01/20/2030		100	111
Norinchukin Bank 5.430% due 03/09/2028		$200	204
P3 Group SARL 4.000% due 04/19/2032	EUR	100	119
Prologis International Funding SA
0.875% due 07/09/2029		125	136
1.750% due 03/15/2028		125	144
Rayonier LP 2.750% due 05/17/2031		$100	89
Sagax AB 4.375% due 05/29/2030	EUR	200	245
Segro Capital SARL 0.500% due 09/22/2031		100	99
Shinhan Bank Co. Ltd. 3.320% due 01/29/2027		100	119
Standard Chartered PLC 0.800% due 11/17/2029 •		100	110
Sumitomo Mitsui Financial Group, Inc. 3.318% due 10/07/2031		100	119
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		$200	206
Svenska Handelsbanken AB 3.250% due 08/27/2031	EUR	200	238
UniCredit Bank Czech Republic & Slovakia AS 3.750% due 06/20/2028		100	122

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Vesteda Finance BV 4.000% due 05/07/2032		100	121
VIA Outlets BV 1.750% due 11/15/2028		100	113
Volkswagen Financial Services AG 3.875% due 09/10/2030		200	241
Weyerhaeuser Co. 7.375% due 03/15/2032		$9	10
ZF Finance GmbH 2.000% due 05/06/2027	EUR	100	112

			12,233

INDUSTRIALS 15.0%
Amgen, Inc. 3.000% due 02/22/2029		$200	191
Amprion GmbH
3.625% due 05/21/2031	EUR	100	120
3.875% due 09/07/2028		100	122
AP Moller - Maersk AS 5.875% due 09/14/2033		$66	69
Aptiv Swiss Holdings Ltd. 4.250% due 06/11/2036	EUR	100	117
Arcadis NV 4.875% due 02/28/2028		100	123
Autodesk, Inc.
2.400% due 12/15/2031		$50	44
5.300% due 06/15/2035		100	102
Berkeley Group PLC 2.500% due 08/11/2031	GBP	100	115
Burberry Group PLC 5.750% due 06/20/2030		125	172
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	150	155
Comcast Corp. 4.650% due 02/15/2033		$40	40
Continental Wind LLC 6.000% due 02/28/2033		44	46
Coty, Inc. 4.500% due 05/15/2027	EUR	100	120
Denso Corp. 4.420% due 09/11/2029		$100	100
DSV Finance BV 0.500% due 03/03/2031	EUR	100	102
Flora Food Management BV 6.875% due 07/02/2029		100	120
Ford Motor Co. 6.100% due 08/19/2032		$38	38
Forvia SE 2.375% due 06/15/2029	EUR	100	109
Gap, Inc. 3.625% due 10/01/2029		$150	139
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		200	204
JDE Peet's NV 2.250% due 09/24/2031		150	128
Kerry Group Financial Services Unltd. Co. 3.375% due 03/05/2033	EUR	200	235
Levi Strauss & Co. 3.500% due 03/01/2031		$55	50
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		200	176
Moody's Corp.
2.000% due 08/19/2031		100	87
3.100% due 11/29/2061		30	19
MSCI, Inc. 3.625% due 09/01/2030		100	94
Nexans SA 4.250% due 03/11/2030	EUR	100	122
Norsk Hydro ASA 3.625% due 01/23/2032		100	118
NTT Finance Corp. 0.399% due 12/13/2028		100	109
Oberlin College 2.874% due 10/01/2051		$125	74
Owens Corning 5.500% due 06/15/2027		100	102
Pandora AS 3.875% due 05/31/2030	EUR	100	121
PepsiCo, Inc. 3.900% due 07/18/2032		$40	39
PVH Corp. 4.125% due 07/16/2029	EUR	100	120
Smurfit Kappa Treasury ULC
0.500% due 09/22/2029		100	107
5.438% due 04/03/2034		$100	101

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Swisscom Finance BV 3.250% due 09/05/2034	EUR	100	117
Synopsys, Inc. 5.000% due 04/01/2032		$50	51
T-Mobile USA, Inc. 4.950% due 03/15/2028		100	102
Telefonica Emisiones SA 4.183% due 11/21/2033	EUR	100	121
TenneT Holding BV 4.500% due 10/28/2034		100	127
Trane Technologies Financing Ltd. 5.100% due 06/13/2034		$40	40
VF Corp. 4.250% due 03/07/2029	EUR	100	113
Vmed O2 U.K. Financing PLC 5.625% due 04/15/2032		100	121
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027		200	228
ZF North America Capital, Inc. 6.875% due 04/14/2028		$10	10

			5,180

UTILITIES 15.9%
AES Corp.
2.450% due 01/15/2031		100	88
5.450% due 06/01/2028		40	41
British Telecommunications PLC 3.875% due 01/20/2034	EUR	100	120
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		$25	24
Duke Energy Progress LLC 5.100% due 03/15/2034		100	102
EDP Servicios Financieros Espana SA 4.375% due 04/04/2032	EUR	200	250
Electricite de France SA
4.750% due 06/17/2044		100	118
7.375% due 06/17/2035 •(d)	GBP	100	139
Enel Finance International NV 1.625% due 07/12/2026		$200	194
Eurogrid GmbH 3.732% due 10/18/2035	EUR	100	117
Hanwha Energy USA Holdings Corp. 4.375% due 07/02/2028 (a)		$200	201
iliad SA 4.250% due 12/15/2029	EUR	200	239
MidAmerican Energy Co.
3.650% due 08/01/2048		$150	112
4.250% due 07/15/2049		25	20
Mississippi Power Co. 3.100% due 07/30/2051		50	33
National Grid PLC 3.875% due 01/16/2029	EUR	100	122
NBN Co. Ltd. 3.500% due 03/22/2030		200	241
New York State Electric & Gas Corp. 5.650% due 08/15/2028		$325	337
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		100	94
Niagara Mohawk Power Corp.
1.960% due 06/27/2030		125	110
5.783% due 09/16/2052		40	39
Northern States Power Co. 5.400% due 03/15/2054		100	97
NSTAR Electric Co. 3.100% due 06/01/2051		25	16
Oncor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	100	120
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$41	41
Public Service Co. of Colorado 3.200% due 03/01/2050		53	35
Public Service Co. of Oklahoma 2.200% due 08/15/2031		200	173
Public Service Electric & Gas Co.
3.100% due 03/15/2032		200	183
4.650% due 03/15/2033		50	50
Puget Sound Energy, Inc. 5.685% due 06/15/2054		20	20
San Diego Gas & Electric Co. 4.950% due 08/15/2028		150	153
Severn Trent Utilities Finance PLC
2.625% due 02/22/2033	GBP	100	115
3.875% due 08/04/2035	EUR	100	119
Solar Star Funding LLC 5.375% due 06/30/2035		$206	212

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

South Eastern Power Networks PLC 1.750% due 09/30/2034	GBP	200	207
Southern California Edison Co.
2.500% due 06/01/2031		$150	130
3.450% due 02/01/2052		100	63
Southwestern Public Service Co.
3.150% due 05/01/2050		80	52
3.750% due 06/15/2049		50	36
SSE PLC 4.000% due 09/05/2031	EUR	100	123
TDC Net AS 5.618% due 02/06/2030		200	251
United Utilities Water Finance PLC 3.750% due 05/23/2034		100	118
Verizon Communications, Inc. 1.500% due 09/18/2030		$280	242
Vodafone Group PLC 5.125% due 06/04/2081 •		65	49
Wisconsin Electric Power Co. 4.750% due 09/30/2032		20	20
Wisconsin Power & Light Co. 4.950% due 04/01/2033		132	132

			5,498

Total Corporate Bonds & Notes (Cost $22,063)			22,911

MUNICIPAL BONDS & NOTES 0.6%
FLORIDA 0.3%
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2020 2.154% due 07/01/2030		110	98

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority, New York Revenue Bonds, (BABs), Series 2010 5.724% due 06/15/2042		110	110

Total Municipal Bonds & Notes (Cost $273)			208

U.S. GOVERNMENT AGENCIES 5.0%
Uniform Mortgage-Backed Security
4.500% due 02/01/2053 - 07/01/2053		360	346
5.000% due 02/01/2053 - 07/01/2054		1,395	1,371

Total U.S. Government Agencies (Cost $1,695)			1,717

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Notes
4.625% due 02/15/2035		300	310

Total U.S. Treasury Obligations (Cost $311)			310

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.3%
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.431% due 11/10/2032		100	82
JP Morgan Chase Commercial Mortgage Securities Trust 5.476% due 04/15/2038 •		87	87
Natixis Commercial Mortgage Securities Trust 3.622% due 05/15/2039		100	96
One Bryant Park Trust 2.516% due 09/15/2054		100	91
VASA Trust 5.326% due 07/15/2039 •		100	97

Total Non-Agency Mortgage-Backed Securities (Cost $493)			453

ASSET-BACKED SECURITIES 2.2%
AUTOMOBILE SEQUENTIAL 0.1%
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		50	50

OTHER ABS 2.1%
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		65	51
4.000% due 04/20/2049		40	34
4.950% due 07/20/2049		80	73
5.520% due 02/22/2055		41	40
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		46	37
Mosaic Solar Loan Trust 2.640% due 01/20/2053		67	58
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		88	82

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Sunnova Hestia Issuer LLC 5.750% due 12/20/2050		89	90
Sunnova Sol Issuer LLC 2.790% due 02/22/2049		122	102
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		164	145

			712

Total Asset-Backed Securities (Cost $843)			762

SOVEREIGN ISSUES 10.8%
Adif Alta Velocidad 3.500% due 04/30/2032	EUR	100	120
Agence Francaise de Developpement EPIC 3.500% due 02/25/2033		100	121
Australia Government International Bond 4.250% due 06/21/2034	AUD	1,200	802
Belgium Government International Bond 2.750% due 04/22/2039	EUR	100	109
Canada Government Bond
2.250% due 12/01/2029	CAD	50	36
3.000% due 03/01/2032		100	73
3.500% due 03/01/2034		200	150
European Union
2.625% due 02/04/2048	EUR	60	59
2.750% due 02/04/2033		135	159
Ile-de-France Mobilites 3.050% due 02/03/2033		100	117
Italy Buoni Poliennali Del Tesoro 4.050% due 10/30/2037		50	62
Japan Government International Bond 2.100% due 09/20/2054	JPY	4,900	29
Ministeries Van de Vlaamse Gemeenschap 3.250% due 01/12/2043	EUR	100	109
Nederlandse Waterschapsbank NV 3.000% due 04/20/2033		100	119
Netherlands Government International Bond 3.250% due 01/15/2044		25	30
Ontario Teachers' Finance Trust 2.850% due 12/04/2031		150	177
Province of Ontario 4.100% due 03/04/2033	CAD	100	76
Regie Autonome des Transports Parisiens EPIC 3.250% due 04/11/2033	EUR	100	118
Republic of Germany
2.300% due 02/15/2033		150	175
2.500% due 02/15/2035		100	117
SFIL SA 3.125% due 09/17/2029		100	120
Slovenia Government International Bond 3.125% due 07/02/2035 (a)		80	94
Societe Du Grand Paris EPIC 0.300% due 11/25/2031		200	200
Societe Nationale SNCF SACA 3.125% due 11/02/2027		100	120
United Kingdom Gilt
0.875% due 07/31/2033	GBP	200	211
1.500% due 07/31/2053		70	44
4.375% due 07/31/2054		136	162

Total Sovereign Issues (Cost $3,460)			3,709

SHORT-TERM INSTRUMENTS 12.3%
U.S. TREASURY BILLS 12.3%
4.326% due 09/16/2025 - 10/21/2025 (b)(c)(h)		$4,300	4,252

Total Short-Term Instruments (Cost $4,252)			4,252

Total Investments in Securities (Cost $33,390)			34,322

Total Investments 99.5% (Cost $33,390)			$34,322
Financial Derivative Instruments (f)(g) (1.8)%(Cost or Premiums, net $47)			(630)
Other Assets and Liabilities, net 2.3%			791

Net Assets 100.0%			$34,483

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2027	10	$2,423	$16	$1	$0
Canada Government 2-Year Bond September Futures	09/2025	3	233	1	0	0
Euro-Bobl September Futures	09/2025	9	1,248	(6)	1	(3)
U.S. Treasury 5-Year Note September Futures	09/2025	97	10,573	114	13	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	20	2,285	48	9	0
U.S. Treasury Long-Term Bond September Futures	09/2025	2	231	8	2	0

$181	$26	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	1	$(75)	$(1)	$0	$0
Euro-Bund September Futures	09/2025	22	(3,373)	26	9	(1)
Euro-Buxl 30-Year Bond September Futures	09/2025	2	(280)	5	1	0
U.S. Treasury 2-Year Note September Futures	09/2025	10	(2,080)	(9)	0	(1)
U.S. Treasury 10-Year Note September Futures	09/2025	6	(673)	(15)	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	2	(238)	(10)	0	(2)
United Kingdom Long Gilt September Futures	09/2025	2	(255)	(4)	1	0

$(8)	$11	$(6)

Total Futures Contracts	$173	$37	$(9)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	400	$(11)	$6	$(5)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055	60	7	3	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2050	$280	84	51	135	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	400	11	18	29	0	(3)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	1,900	(27)	24	(3)	0	(2)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	100	8	4	12	1	0
Pay	CAONREPO	1.000	Semi-Annual	06/16/2026	CAD	500	(25)	20	(5)	0	0

Total Swap Agreements	$47	$126	$173	$1	$(6)

Cash of $392 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

Schedule of Investments PIMCO Climate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(1)						This instrument has a forward starting effective date.
(g)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2025	EUR	10,076		$11,457	$0	$(412)
BRC	07/2025		2,356		2,675	0	(100)
	07/2025	GBP	4		6	0	0
	07/2025		$2,078	GBP	1,527	18	0
	08/2025	GBP	1,527		$2,078	0	(18)
CBK	07/2025	EUR	103		118	0	(4)
	08/2025		$84	INR	7,227	0	0
FAR	07/2025	AUD	1,703		$1,099	0	(22)
	07/2025	JPY	20,953		144	0	(1)
	07/2025		$1,114	AUD	1,703	8	0
	08/2025	AUD	1,703		$1,114	0	(7)
	08/2025		$117	JPY	17,035	1	0
JPM	07/2025	GBP	1,523		$2,052	0	(39)
	08/2025	CAD	115		84	0	0
	08/2025	EUR	9,919		11,654	0	(55)
MBC	07/2025	CAD	472		344	0	(3)
	07/2025	EUR	145		166	0	(5)
	07/2025	JPY	320		2	0	0
	07/2025		$343	CAD	472	3	0
	07/2025		92	EUR	80	2	0
	08/2025	CAD	471		$343	0	(3)
MYI	07/2025	JPY	5,412		37	0	(1)
	08/2025		$37	JPY	5,392	1	0
SCX	07/2025		255		36,600	0	(1)
	08/2025	EUR	2,681		$3,151	0	(15)
SOG	07/2025	JPY	9,490		66	0	0
	08/2025		$66	JPY	9,455	0	0

Total Forward Foreign Currency Contracts						$33	$(686)

(h)

Securities with an aggregate market value of $262 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$12,233	$0	$12,233
Industrials				0	5,180	0	5,180
Utilities				0	5,498	0	5,498
Municipal Bonds & Notes
Florida				0	98	0	98
New York				0	110	0	110
U.S. Government Agencies				0	1,717	0	1,717
U.S. Treasury Obligations				0	310	0	310
Non-Agency Mortgage-Backed Securities				0	453	0	453
Asset-Backed Securities
Automobile Sequential				0	50	0	50
Other ABS				0	712	0	712
Sovereign Issues				0	3,709	0	3,709
Short-Term Instruments
U.S. Treasury Bills				0	4,252	0	4,252

Total Investments				$0	$34,322	$0	$34,322

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				12	26	0	38
Over the counter				0	33	0	33

				$12	$59	$0	$71
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(4)	(11)	0	(15)
Over the counter				0	(686)	0	(686)

				$(4)	$(697)	$0	$(701)

Total Financial Derivative Instruments				$8	$(638)	$0	$(630)

Totals				$8	$33,684	$0	$33,692

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.5% ¤
CORPORATE BONDS & NOTES 9.8%
BANKING & FINANCE 7.0%
American Express Co. 5.645% due 04/23/2027 •		$24,900	$25,135
Athene Global Funding
4.950% due 01/07/2027		500	503
5.097% due 07/16/2026 •		8,000	8,012
5.620% due 05/08/2026		12,900	13,018
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		201	191
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	500	646
Bank of America Corp.
4.979% due 01/24/2029 •		$13,900	14,102
5.202% due 04/25/2029 •		200	204
5.933% due 09/15/2027 •		5,400	5,496
Bank of Montreal 5.274% due 09/10/2027 ~		4,000	4,013
Bank of Nova Scotia 5.400% due 06/04/2027		15,700	16,071
Barclays PLC
4.837% due 09/10/2028 •		2,600	2,621
5.304% due 08/09/2026 •		9,300	9,303
5.674% due 03/12/2028 •		400	408
Citibank NA
4.929% due 08/06/2026		11,700	11,783
5.438% due 04/30/2026		12,600	12,700
5.488% due 12/04/2026		6,100	6,198
Corebridge Global Funding 4.900% due 01/07/2028		1,000	1,016
Deutsche Bank AG 6.119% due 07/14/2026 •		2,600	2,601
Equitable Financial Life Global Funding 4.600% due 04/01/2027		15,800	15,868
Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	1,996
5.800% due 03/05/2027		2,800	2,823
Goldman Sachs Bank USA
5.283% due 03/18/2027 •		24,000	24,121
5.414% due 05/21/2027 •		1,400	1,412
Goldman Sachs Group, Inc. 5.049% due 07/23/2030 •		400	407
HPS Corporate Lending Fund 5.450% due 01/14/2028		11,900	11,937
Jackson National Life Global Funding
4.900% due 01/13/2027		1,400	1,411
5.315% due 01/14/2028 ~		1,300	1,305
5.600% due 04/10/2026		850	857
JPMorgan Chase & Co.
4.979% due 07/22/2028 •		800	810
6.070% due 10/22/2027 •		1,100	1,124
JPMorgan Chase Bank NA 5.110% due 12/08/2026		9,400	9,522
Morgan Stanley
2.475% due 01/21/2028 •		148	144
2.664% due 03/19/2027 ~	EUR	4,000	4,721
5.123% due 02/01/2029 •		$100	102
5.652% due 04/13/2028 •		800	818
Morgan Stanley Bank NA
4.447% due 10/15/2027 •		2,650	2,655
4.952% due 01/14/2028 •		2,100	2,118
4.968% due 07/14/2028 •		300	304
5.504% due 05/26/2028 •		6,500	6,640
5.882% due 10/30/2026		3,700	3,779
NatWest Markets PLC 4.789% due 03/21/2028		1,100	1,112
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,700	1,698
5.099% due 07/03/2025		600	600
Protective Life Global Funding 4.850% due 07/22/2026 ~		11,900	11,914
RGA Global Funding 5.250% due 01/09/2030		2,100	2,156

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Royal Bank of Canada
4.965% due 01/24/2029 •	6,600	6,697
5.069% due 07/23/2027 •	16,000	16,111
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027	2,000	2,009
Toronto-Dominion Bank 4.861% due 01/31/2028	10,800	10,956
UBS Group AG 1.305% due 02/02/2027 •	850	834
VICI Properties LP 4.750% due 04/01/2028	350	353
Wells Fargo & Co.
4.900% due 01/24/2028 •	3,700	3,728
5.707% due 04/22/2028 •	400	409
Wells Fargo Bank NA 5.254% due 12/11/2026	28,200	28,615

		316,087

INDUSTRIALS 1.7%
BMW U.S. Capital LLC 4.750% due 03/21/2028	1,600	1,619
Boeing Co. 2.196% due 02/04/2026	400	394
Broadcom, Inc. 5.050% due 07/12/2027	14,700	14,916
Dell International LLC 4.750% due 04/01/2028	1,400	1,417
Hyatt Hotels Corp. 5.050% due 03/30/2028	400	404
Hyundai Capital America 5.450% due 06/24/2026	2,100	2,117
International Business Machines Corp. 4.650% due 02/10/2028	23,400	23,676
Mars, Inc. 4.600% due 03/01/2028	3,900	3,933
Occidental Petroleum Corp. 5.000% due 08/01/2027	13,400	13,524
Oracle Corp. 4.800% due 08/03/2028	2,100	2,135
Rio Tinto Finance USA PLC 4.500% due 03/14/2028	1,400	1,411
Volkswagen Group of America Finance LLC
5.327% due 09/12/2025 ~	5,500	5,504
5.800% due 09/12/2025	5,100	5,108

		76,158

UTILITIES 1.1%
DTE Energy Co. 4.950% due 07/01/2027	500	506
NextEra Energy Capital Holdings, Inc. 4.850% due 02/04/2028	11,600	11,765
NYSEG Storm Funding LLC 4.713% due 05/01/2029	13,400	13,476
Oncor Electric Delivery Co. LLC 4.500% due 03/20/2027	900	905
Pacific Gas & Electric Co. 5.339% due 09/04/2025 ~	15,700	15,700
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~	400	401
Southern California Edison Co.
3.650% due 03/01/2028	500	486
4.400% due 09/06/2026	200	200
4.700% due 06/01/2027	1,400	1,405
4.875% due 02/01/2027	500	503
5.350% due 03/01/2026	1,120	1,126
5.650% due 10/01/2028	200	205
5.850% due 11/01/2027	1,327	1,360
5.950% due 11/01/2032	400	411
Southern California Gas Co. 2.600% due 06/15/2026	700	688
Verizon Communications, Inc. 2.355% due 03/15/2032	379	327

		49,464

Total Corporate Bonds & Notes (Cost $437,060)		441,709

U.S. GOVERNMENT AGENCIES 11.9%
Fannie Mae
1.630% due 05/01/2027	21,800	20,846
4.850% due 10/25/2036 •	8	8
4.870% due 08/25/2037 •	272	271
5.150% due 01/25/2051 •	2,291	2,292
5.205% due 09/25/2054 •	7,384	7,359

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

5.250% due 12/25/2050 •		1,968	1,972
5.255% due 11/25/2053 - 03/25/2055 •		7,990	8,000
5.355% due 01/25/2055 •		3,562	3,555
5.402% due 07/25/2055 •		3,700	3,701
5.505% due 10/25/2053 - 02/25/2055 •		4,437	4,454
5.524% due 07/25/2055 •		5,200	5,213
7.018% due 05/01/2038 •		1,254	1,302
Freddie Mac
2.862% due 07/25/2054 ~		9,400	8,820
3.000% due 10/01/2026 - 11/01/2032		8,300	8,091
4.798% due 07/15/2036 •		109	108
4.862% due 08/25/2027 •		5,300	5,300
4.868% due 05/15/2032 - 09/15/2042 •		659	656
5.018% due 12/15/2037 •		87	87
5.038% due 10/15/2037 •		259	257
5.205% due 11/25/2054 •		2,266	2,257
5.245% due 11/25/2054 •		39,639	39,558
5.250% due 04/15/2049 - 12/15/2050 •		4,509	4,517
5.255% due 10/25/2054 - 03/25/2055 •		19,549	19,477
5.350% due 08/15/2048 •		2,145	2,160
5.404% due 07/25/2055 •		4,500	4,501
5.405% due 11/25/2054 •		16,733	16,648
5.455% due 01/25/2055 •		2,066	2,066
5.505% due 02/25/2055 •		9,716	9,743
5.555% due 05/25/2054 •		3,860	3,878
Ginnie Mae
0.000% due 10/16/2053 ~(a)		578	0
4.739% due 10/20/2043 •		1,632	1,584
4.952% due 05/20/2074 •		1,064	1,063
5.196% due 10/20/2063 •		99	100
5.336% due 12/20/2069 •		4,605	4,660
5.346% due 09/20/2069 •		1,488	1,494
5.461% due 08/20/2068 •		2,272	2,283
7.000% due 06/20/2055		4,500	4,570
U.S. Small Business Administration
5.160% due 02/01/2028		8	8
5.310% due 05/01/2027		10	10
5.510% due 11/01/2027		6	6
5.820% due 06/01/2026		4	4
5.870% due 07/01/2028		5	5
6.020% due 08/01/2028		3	3
6.770% due 11/01/2028		12	12
Uniform Mortgage-Backed Security
3.000% due 12/01/2026		100	99
3.500% due 02/01/2045 - 03/01/2048		1,108	1,018
5.500% due 08/01/2054 - 01/01/2055		110,622	110,699
Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2055 - 08/01/2055		242,700	225,658

Total U.S. Government Agencies (Cost $536,313)			540,373

U.S. TREASURY OBLIGATIONS 2.9%
U.S. Treasury Bonds
3.000% due 05/15/2045 (k)		2,010	1,540
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2026		5,516	5,469
0.250% due 07/15/2029 (i)(k)		1,253	1,203
0.375% due 07/15/2025 (i)		28,134	28,121
0.375% due 01/15/2027 (k)		199	196
0.500% due 01/15/2028		7,926	7,780
0.750% due 02/15/2042		2,440	1,897
0.875% due 02/15/2047		2,211	1,604
1.000% due 02/15/2049		1,067	775
1.375% due 02/15/2044 (i)		4,212	3,539
1.375% due 02/15/2044		10,373	8,717
2.125% due 02/15/2040		1,545	1,526
2.125% due 02/15/2041		138	135
2.500% due 01/15/2029 (i)(k)		39,367	40,970
3.375% due 04/15/2032		1,314	1,463
3.875% due 04/15/2029		2,749	3,002
U.S. Treasury Notes
1.625% due 05/15/2026		25,577	25,048

Total U.S. Treasury Obligations (Cost $138,749)			132,985

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Adjustable Rate Mortgage Trust 9.250% due 07/25/2035 ~		1	1
Ashford Hospitality Trust 5.384% due 04/15/2035 •		174	173
Atrium Hotel Portfolio Trust 5.539% due 12/15/2036 •		1,785	1,746
Avon Finance 5.139% due 12/28/2049 •	GBP	11,961	16,445
Banc of America Funding Trust 4.690% due 05/20/2036 ~		$159	141

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Barclays Commercial Mortgage Securities Trust 5.609% due 07/15/2037 •		4,300	4,201
Bear Stearns Adjustable Rate Mortgage Trust 7.105% due 01/25/2035 ~		50	51
Bear Stearns ALT-A Trust 4.810% due 07/25/2035 ~		409	277
Bear Stearns Structured Products, Inc. Trust 5.062% due 01/26/2036 ~		32	23
Beast Mortgage Trust 5.476% due 03/15/2036 •		300	269
Chase Home Lending Mortgage Trust 5.555% due 05/25/2055 •		1,070	1,070
Chase Mortgage Finance Trust
5.868% due 02/25/2037 ~		52	52
6.550% due 02/25/2037 ~		31	31
ChaseFlex Trust 6.300% due 06/25/2036 ~		38	34
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.714% due 01/25/2035 •		1	1
Citigroup Mortgage Loan Trust
5.655% due 07/25/2054 •		144	145
6.310% due 11/25/2035 •		18	18
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •		5,222	5,131
Countrywide Alternative Loan Trust
6.000% due 03/25/2037		5,279	1,808
6.500% due 09/25/2037		1,325	467
Countrywide Home Loan Mortgage Pass-Through Trust
4.788% due 08/20/2035 ~		632	596
4.924% due 11/20/2034 ~		114	109
Eurosail-U.K. PLC 5.308% due 06/13/2045 •	GBP	371	509
First Horizon Alternative Mortgage Securities Trust 5.103% due 04/25/2035 ~		$93	91
GSR Mortgage Loan Trust
4.985% due 11/25/2035 ~		30	29
5.293% due 09/25/2035 ~		4	3
HarborView Mortgage Loan Trust
4.692% due 03/19/2037 •		457	423
4.842% due 12/19/2036 •		6,141	4,821
5.052% due 11/19/2035 •		181	118
5.112% due 06/20/2035 •		233	222
IndyMac INDA Mortgage Loan Trust 3.201% due 11/25/2035 ~		101	76
IndyMac INDX Mortgage Loan Trust 4.854% due 07/25/2036 •		563	541
JP Morgan Alternative Loan Trust 6.810% due 08/25/2036		689	677
Kinbane DAC 3.188% due 01/24/2063 ~	EUR	1,823	2,152
MASTR Adjustable Rate Mortgages Trust 6.043% due 11/21/2034 ~		$56	54
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.166% due 09/15/2030 •		8	8
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.906% due 06/15/2030 •		2	2
Merrill Lynch Mortgage Investors Trust
4.744% due 06/25/2035 ~		74	72
5.415% due 12/25/2034 ~		24	23
Merrion Square Residential DAC 2.999% due 03/24/2081 •	EUR	2,528	2,982
MFA Trust 4.112% due 12/25/2066 ~		$2,772	2,721
MRCD Mortgage Trust 2.718% due 12/15/2036		7,500	6,681
New Orleans Hotel Trust 5.348% due 04/15/2032 •		1,674	1,662
Oceanview Mortgage Trust 5.105% due 11/25/2054 •		410	409
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		840	838
5.582% due 12/25/2044 þ		1,014	1,019
Residential Accredit Loans, Inc. Trust
4.794% due 06/25/2046 •		99	21
6.000% due 09/25/2036		385	304
Residential Asset Securitization Trust 6.500% due 09/25/2036		7,242	2,197
Structured Adjustable Rate Mortgage Loan Trust 5.389% due 11/25/2034 •		362	334
Structured Asset Mortgage Investments Trust
4.854% due 05/25/2036 •		45	32
5.112% due 05/19/2035 •		21	20
Thornburg Mortgage Securities Trust 6.049% due 03/25/2037 •		1,150	811
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	2,936	4,039

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Trinity Square PLC 5.217% due 07/15/2059 ~		1,209	1,663
Verus Securitization Trust 4.474% due 04/25/2067 þ		$4,824	4,833
WaMu Mortgage Pass-Through Certificates Trust
5.174% due 11/25/2034 •		98	94
5.174% due 01/25/2045 •		129	128
5.234% due 01/25/2045 •		128	127
5.323% due 01/25/2035 ~		21	19
5.387% due 06/25/2034 ~		16	15
6.924% due 10/25/2034 ~		14	14
Wells Fargo Mortgage-Backed Securities Trust 6.140% due 04/25/2036 ~		97	96

Total Non-Agency Mortgage-Backed Securities (Cost $79,356)			73,669

ASSET-BACKED SECURITIES 13.1%
AUTOMOBILE ABS OTHER 0.2%
GLS Auto Select Receivables Trust 4.500% due 11/15/2030		1,000	1,003
Nissan Auto Lease Trust 4.714% due 06/15/2027 •		1,187	1,188
Toyota Auto Receivables Owner Trust 4.654% due 03/15/2027 •		3,227	3,227
Westlake Automobile Receivables Trust 4.874% due 09/15/2027 •		2,109	2,110

			7,528

AUTOMOBILE SEQUENTIAL 4.6%
Ally Auto Receivables Trust 5.320% due 01/15/2027		161	161
American Credit Acceptance Receivables Trust 4.810% due 03/13/2028		431	431
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		1,575	1,578
Arivo Acceptance Auto Loan Receivables Trust 3.930% due 05/15/2028		655	654
Bank of America Auto Trust 5.530% due 02/15/2028		3,892	3,919
Bayview Opportunity Master Fund Trust 5.660% due 03/15/2028		500	502
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	431	320
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		$1,000	1,001
4.840% due 09/15/2027		596	597
5.340% due 04/17/2028		500	501
CarMax Auto Owner Trust
4.750% due 10/15/2027		826	827
4.890% due 07/16/2029		500	505
5.340% due 08/16/2027		557	559
Carvana Auto Receivables Trust
4.530% due 01/10/2029		1,500	1,500
4.610% due 11/10/2027		449	449
4.640% due 01/10/2030		1,950	1,963
4.840% due 12/10/2027		841	841
5.330% due 07/10/2029		1,000	1,011
5.500% due 08/10/2027		98	98
5.630% due 11/10/2027		289	290
5.760% due 04/12/2027		52	52
5.900% due 08/10/2027		170	170
6.410% due 09/10/2027		10	10
Chase Auto Owner Trust
4.940% due 07/25/2029		10,000	10,094
5.250% due 09/27/2027		742	744
5.480% due 04/26/2027		332	333
Citizens Auto Receivables Trust
5.540% due 11/16/2026		217	217
5.840% due 01/18/2028		5,202	5,236
CPS Auto Receivables Trust
4.910% due 06/15/2028		535	536
5.780% due 01/18/2028		4,846	4,855
5.880% due 02/15/2028		193	193
Drive Auto Receivables Trust
4.500% due 09/15/2028		1,000	1,000
4.940% due 12/15/2027		1,065	1,066
Enterprise Fleet Financing LLC
4.650% due 10/20/2027		1,000	1,003
4.820% due 02/20/2029		1,000	1,015
FCCU Auto Receivables Trust
4.870% due 01/16/2029		1,100	1,103
5.760% due 11/15/2027		208	209

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

First Help Financial Issuer Trust
4.920% due 02/15/2031	1,000	1,004
5.890% due 06/15/2030	361	365
First Help Financial Trust 4.430% due 01/18/2028	57	57
Flagship Credit Auto Trust
4.880% due 11/15/2028	667	668
5.640% due 03/15/2028	704	706
Ford Credit Auto Owner Trust 4.650% due 02/15/2028	683	684
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	1,000	1,002
4.760% due 10/15/2027	642	642
5.020% due 04/17/2028	1,000	1,002
GLS Auto Select Receivables Trust
4.430% due 12/17/2029	847	847
4.460% due 10/15/2030 (b)	1,000	1,000
5.590% due 10/15/2029	380	385
5.960% due 10/16/2028	5,860	5,916
6.270% due 08/16/2027	969	970
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	1,100	1,104
4.470% due 02/16/2028	1,421	1,421
Harley-Davidson Motorcycle Trust 5.650% due 02/16/2027	129	130
Hertz Vehicle Financing LLC
5.490% due 06/25/2027	8,290	8,335
Hyundai Auto Lease Securitization Trust
4.830% due 01/18/2028	12,100	12,214
5.150% due 06/15/2026	1,205	1,206
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	1,800	1,810
4.990% due 02/15/2029	1,700	1,716
5.290% due 04/15/2027	596	597
LAD Auto Receivables Trust 4.690% due 07/16/2029	15,200	15,308
Lendbuzz Securitization Trust 5.100% due 10/15/2030	1,000	1,004
M&T Bank Auto Receivables Trust 4.730% due 06/17/2030	19,300	19,537
Prestige Auto Receivables Trust
4.720% due 02/15/2028	5,264	5,263
5.690% due 05/17/2027	136	136
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	235	235
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032	292	294
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	1,000	1,001
4.670% due 08/15/2029	10,500	10,582
4.850% due 01/16/2029	2,300	2,307
5.410% due 07/15/2027	298	298
5.630% due 01/16/2029	800	804
5.910% due 06/15/2027	70	70
SBNA Auto Lease Trust 5.670% due 11/20/2026	143	143
SCCU Auto Receivables Trust
5.110% due 06/15/2029	500	503
5.450% due 12/15/2027	402	403
SFS Auto Receivables Securitization Trust
4.440% due 12/20/2030	24,200	24,397
4.520% due 11/20/2028	5,100	5,109
4.750% due 07/22/2030	19,050	19,263
5.710% due 10/20/2027	235	236
Tesla Electric Vehicle Trust 5.540% due 12/21/2026	2,029	2,032
Toyota Auto Receivables Owner Trust 4.630% due 09/15/2027	878	879
Tricolor Auto Securitization Trust
6.360% due 12/15/2027	122	122
6.610% due 10/15/2027	87	88
Veros Auto Receivables Trust
5.310% due 09/15/2028	459	460
6.280% due 11/15/2027	165	166
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	1,475	1,479
Westlake Automobile Receivables Trust
4.820% due 09/15/2027	1,516	1,517
5.440% due 05/17/2027	500	501
6.230% due 01/15/2027	2,413	2,416
World Omni Auto Receivables Trust 5.610% due 02/15/2028	2,061	2,069

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

World Omni Select Auto Trust 4.980% due 02/15/2030	500	503

		208,449

CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	229	230
AREIT Trust 6.556% due 06/17/2039 •	3,054	3,056
BDS LLC
6.121% due 03/19/2039 •	1,600	1,604
6.454% due 08/19/2038 •	852	853
BSPRT Issuer Ltd. 6.608% due 07/15/2039 •	622	624
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	44	44
FS Rialto Issuer LLC 6.202% due 01/19/2039 •	2,494	2,500
GPMT Ltd. 5.929% due 07/16/2035 •	681	668
HGI CRE CLO Ltd. 6.004% due 04/20/2037 •	2,248	2,254
KREF Ltd. 5.768% due 02/17/2039 •	768	770
LoanCore Issuer Ltd.
5.726% due 07/15/2036 •	189	189
5.726% due 11/15/2038 •	420	421
M360 Ltd. 5.936% due 11/22/2038 •	86	84
MF1 LLC 6.468% due 06/19/2037 •	2,359	2,361
MF1 Ltd. 5.668% due 02/19/2037 •	728	729
PFP Ltd. 6.586% due 08/19/2035 •	1,398	1,400
Ready Capital Mortgage Financing LLC 5.634% due 11/25/2036 •	240	240
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •	2,828	2,834

		20,861

CREDIT CARD BULLET 0.5%
Synchrony Card Funding LLC 4.930% due 07/15/2030	22,900	23,252

CREDIT CARD OTHER 0.2%
Golden Credit Card Trust
1.140% due 08/15/2028	4,500	4,345
1.970% due 01/15/2029	7,000	6,762

		11,107

HOME EQUITY OTHER 0.5%
ACE Securities Corp. Home Equity Loan Trust 5.334% due 12/25/2034 •	319	288
Asset-Backed Securities Corp. Home Equity Loan Trust 4.894% due 11/25/2036 •	2,757	2,688
Bear Stearns Asset-Backed Securities Trust 5.094% due 02/25/2036 •	4,415	4,385
Countrywide Asset-Backed Certificates Trust
5.214% due 11/25/2034 •	150	145
5.289% due 08/25/2034 •	1	1
5.469% due 12/25/2035 •	2,314	2,293
6.159% due 11/25/2034 •	2,519	2,257
Fremont Home Loan Trust
4.574% due 01/25/2037 •	1,386	718
4.914% due 10/25/2036 •	5,100	2,039
GSAMP Trust 4.834% due 11/25/2036 •	657	307
Home Equity Mortgage Loan Asset-Backed Trust 5.014% due 11/25/2034 •	115	114
Morgan Stanley ABS Capital, Inc. Trust 5.469% due 07/25/2035 •	2,934	2,875
Option One Mortgage Loan Trust
4.574% due 03/25/2037 •	1,163	776
4.714% due 01/25/2037 •	1,480	953
Saxon Asset Securities Trust 4.744% due 09/25/2037 •	360	346
Soundview Home Loan Trust 5.384% due 10/25/2037 •	676	522

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Structured Asset Securities Corp. Mortgage Loan Trust 5.939% due 04/25/2035 •		6	6

			20,713

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities Trust 5.434% due 09/25/2046 •		200	176
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.194% due 12/25/2035 •		2,470	2,438

			2,614

OTHER ABS 6.5%
37 Capital CLO Ltd. 5.536% due 10/15/2034 •		3,500	3,503
ACHV ABS Trust
5.010% due 12/26/2031		554	556
5.070% due 10/27/2031		228	229
5.900% due 04/25/2031		120	121
Affirm Asset Securitization Trust 5.220% due 12/17/2029		462	462
Affirm Master Trust 4.670% due 07/15/2033		1,200	1,205
AlbaCore Euro CLO DAC 3.269% due 07/15/2035 •	EUR	1,000	1,180
Apidos CLO 5.520% due 04/17/2034 •		$3,000	2,999
Arbour CLO DAC 3.293% due 11/15/2037 •	EUR	2,000	2,356
Ares CLO Ltd. 5.600% due 04/17/2033 •		$1,600	1,605
Ares European CLO DAC 3.266% due 10/21/2034 •	EUR	1,092	1,286
Ascent Education Funding Trust 6.140% due 10/25/2050		$382	390
Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •		3,000	3,000
5.608% due 01/15/2031 •		40	40
5.614% due 04/22/2031 •		267	267
Atlas Static Senior Loan Fund Ltd. 6.006% due 07/15/2030 •		161	161
Avoca CLO DAC
3.075% due 01/12/2031 •	EUR	939	1,106
3.099% due 10/15/2032 •		7,565	8,904
Avoca Static CLO DAC 3.249% due 01/15/2035 •		925	1,090
Bain Capital Credit CLO Ltd.
0.000% due 07/15/2035 •(b)		$1,650	1,651
5.359% due 10/21/2034 •		4,000	4,004
5.489% due 10/23/2034 •		4,000	4,003
5.491% due 07/16/2034 •		4,000	3,997
5.509% due 07/19/2034 •		2,600	2,606
Bain Capital Euro CLO DAC
3.016% due 04/20/2032 •	EUR	34	40
3.283% due 07/17/2034 •		3,900	4,600
Bankers Healthcare Group Securitization Trust
4.820% due 04/17/2036		$895	902
5.260% due 04/17/2036		1,000	1,009
Barings CLO Ltd.
5.468% due 04/15/2031 •		1,215	1,216
5.521% due 01/20/2031 •		291	291
Benefit Street Partners CLO Ltd. 5.631% due 01/20/2031 •		158	158
Black Diamond CLO DAC 3.096% due 01/20/2032 •	EUR	764	901
Blackrock European CLO DAC 3.243% due 07/17/2034 •		11,304	13,287
BlueMountain CLO Ltd.
5.472% due 10/25/2030 •		$566	566
5.598% due 07/15/2031 •		267	267
BNPP AM Euro CLO DAC 3.056% due 07/22/2032 •	EUR	6,392	7,508
Cairn CLO DAC 3.046% due 10/30/2030 •		1,656	1,949
Capital Street Master Trust 5.654% due 10/16/2028 •		$1,500	1,500
CBAM Ltd. 5.651% due 04/20/2032 •		595	596
Cedar Funding CLO Ltd. 5.641% due 07/17/2031 •		510	511
College Avenue Student Loans LLC 6.205% due 05/25/2055 •		1,023	1,037
CRB Securitization Trust 6.960% due 10/20/2033		113	114

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

DLLAA LLC 4.700% due 10/20/2027		6,500	6,515
Dryden CLO Ltd. 5.568% due 07/15/2031 •		738	740
Dryden Euro CLO DAC 1.470% due 10/15/2032	EUR	2,802	3,220
Elevation CLO Ltd. 5.582% due 01/25/2035 •		$8,600	8,603
Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •		1,941	1,943
GreenSky Home Improvement Issuer Trust
5.150% due 10/27/2059		1,000	1,014
5.250% due 10/27/2059		492	493
GreenSky Home Improvement Trust 5.880% due 06/25/2059		148	148
Grosvenor Place CLO DAC 0.000% due 01/15/2039 •	EUR	2,000	2,354
Harvest CLO DAC 3.129% due 01/15/2032 •		4,792	5,642
Hayfin Emerald CLO DAC 2.899% due 05/27/2034 •		28,300	33,149
ICG Euro CLO DAC 3.329% due 10/15/2034 •		8,000	9,405
ICG U.S. CLO Ltd. 5.419% due 10/20/2034 •		$4,000	4,003
Jamestown CLO Ltd. 5.552% due 07/25/2035 •		3,500	3,505
LCM Ltd.
5.326% due 01/15/2034 •		3,000	2,990
5.511% due 03/20/2030 •		25	25
5.549% due 07/20/2034 •		2,000	2,002
5.571% due 07/20/2031 •		337	337
5.611% due 04/20/2031 •		376	377
5.648% due 10/15/2031 •		204	204
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		506	499
4.000% due 05/15/2028		1,345	1,323
M&T Equipment Notes 4.990% due 08/18/2031		892	894
Madison Park Funding Ltd. 5.256% due 10/15/2034 •		4,350	4,355
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		159	159
Mountain View CLO Ltd. 5.716% due 04/15/2034 •		1,000	1,002
Navient Private Education Loan Trust
5.876% due 07/16/2040 •		1,110	1,115
6.026% due 10/15/2031 •		86	86
6.126% due 11/15/2030 •		457	458
Navient Private Education Refi Loan Trust
0.940% due 07/15/2069		5,779	5,259
1.170% due 09/16/2069		237	221
6.026% due 11/15/2068 •		912	919
Navient Student Loan Trust 5.406% due 12/15/2059 •		3,493	3,488
North Westerly ESG CLO DAC 3.071% due 07/05/2032 •	EUR	7,468	8,792
Northwoods Capital Ltd. 5.508% due 06/15/2031 •		$2,008	2,006
Ocean Trails CLO 5.556% due 10/15/2034 •		3,000	3,002
OFSI BSL Ltd. 5.539% due 04/20/2034 •		4,000	4,005
OneMain Financial Issuance Trust 5.064% due 06/16/2036 •		1,200	1,200
Oportun Funding Trust 4.960% due 08/16/2032		696	695
Oportun Issuance Trust
5.010% due 02/08/2033		1,000	1,000
5.860% due 02/09/2032		339	339
Pagaya AI Debt Grantor Trust
4.708% due 02/17/2026		419	419
5.065% due 03/15/2032		197	197
5.092% due 07/15/2032		279	279
5.156% due 07/15/2032		1,000	1,003
5.183% due 06/15/2032		229	230
5.331% due 01/15/2032		185	185
6.278% due 10/15/2031		185	187
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		209	211
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		207	208
Pagaya AI Debt Trust
6.258% due 10/15/2031		179	180
6.660% due 07/15/2031		155	156

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Palmer Square European Loan Funding DAC
2.999% due 10/15/2031 •	EUR	988	1,162
3.133% due 05/15/2034 •		1,415	1,665
3.170% due 10/15/2034 •		3,000	3,524
PEAC Solutions Receivables LLC 4.940% due 10/20/2028		$1,000	1,004
PK ALIFT Loan Funding LP 5.052% due 10/15/2039		792	790
Post Road Equipment Finance LLC 4.900% due 05/15/2031		1,000	1,006
Providus CLO DAC
2.943% due 02/15/2035 •	EUR	5,300	6,218
3.439% due 10/15/2038 •		1,000	1,180
Rad CLO Ltd. 5.657% due 07/24/2032 •		$1,038	1,039
Reach ABS Trust
4.960% due 08/16/2032		717	717
5.880% due 07/15/2031		215	215
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		4,000	4,003
SLM Private Education Loan Trust 9.176% due 10/15/2041 •		1,175	1,233
SMB Private Education Loan Trust
5.090% due 10/16/2056		891	901
5.156% due 01/15/2053 •		1,429	1,422
5.226% due 02/15/2036 •		1,317	1,316
5.226% due 01/15/2053 •		10,502	10,397
5.284% due 09/15/2054 •		169	168
SoFi Consumer Loan Program Trust 4.820% due 06/25/2034		2,800	2,805
Sound Point CLO Ltd. 5.681% due 04/18/2031 •		665	666
St Paul's CLO DAC 3.199% due 04/15/2033 •	EUR	7,991	9,402
Symphony CLO Ltd.
5.449% due 04/18/2033 •		$4,000	4,003
5.479% due 01/23/2032 •		798	799
TIAA CLO Ltd. 5.409% due 01/20/2032 •		1,348	1,350
Tikehau CLO DAC 3.456% due 01/20/2037 •	EUR	1,000	1,178
Trinitas CLO Ltd.
5.309% due 07/20/2035 •		$2,900	2,886
5.622% due 01/25/2034 •		1,000	1,001
TSTAT Ltd. 5.419% due 07/20/2037 •		262	262
Upstart Pass-Through Trust 3.800% due 04/20/2030		77	77
Upstart Securitization Trust 5.220% due 06/20/2035 «		1,400	1,402
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		147	146
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •		1,682	1,680
Voya CLO Ltd.
5.498% due 06/07/2030 •		165	165
5.728% due 10/15/2030 •		72	72
Voya Euro CLO DAC 3.199% due 04/15/2033 •	EUR	10,979	12,923
Wind River CLO Ltd. 5.316% due 10/15/2034 •		$3,979	3,967

			296,658

Total Asset-Backed Securities (Cost $564,443)			591,182

SOVEREIGN ISSUES 2.7%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	177,500	31,513
0.000% due 04/01/2026 (d)		395,400	65,556
Israel Government International Bond 1.750% due 08/31/2025	ILS	500	148
New Zealand Government International Bond 2.000% due 09/20/2025 (e)	NZD	2,796	1,709
Saudi Government International Bond 5.125% due 01/13/2028		$21,900	22,271

Total Sovereign Issues (Cost $117,890)			121,197

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Banca Monte dei Paschi di Siena SpA		46,500	396

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Total Common Stocks (Cost $91)		396

	OUNCES
COMMODITIES 13.5%
Gold Warehouse Receipts	276,270	553,381
Silver Warehouse Receipts	47,679	58,730

Total Commodities (Cost $323,949)		612,111

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 69.0%
COMMERCIAL PAPER 7.3%
AbbVie, Inc. 4.640% due 07/07/2025	$25,810	25,787
Air Lease Corp.
4.820% due 07/02/2025 (b)	3,760	3,759
4.850% due 07/15/2025	440	439
4.850% due 07/18/2025	3,900	3,891
Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025	6,940	6,931
4.630% due 07/07/2025	680	679
4.630% due 07/09/2025	6,430	6,423
4.640% due 07/29/2025	5,800	5,778
4.640% due 07/30/2025	8,600	8,566
4.670% due 07/08/2025	1,200	1,199
Amrize Finance U.S. LLC
4.640% due 07/08/2025	2,900	2,897
4.670% due 07/16/2025	23,670	23,622
Bacardi-Martini BV
4.900% due 07/03/2025	1,500	1,499
4.950% due 07/03/2025	7,850	7,847
Canadian Natural Resources Ltd.
4.870% due 07/25/2025 (b)	2,900	2,891
4.900% due 08/06/2025 (b)	27,180	27,047
CBRE Services, Inc.
4.640% due 07/24/2025	3,240	3,230
4.690% due 07/10/2025	16,850	16,828
4.710% due 07/10/2025	3,940	3,935
Crown Castle, Inc.
5.030% due 07/22/2025	13,330	13,289
5.030% due 07/24/2025	11,060	11,023
CVS Health Corp.
4.920% due 07/14/2025	14,140	14,113
4.920% due 07/15/2025	5,700	5,688
Dominion Energy, Inc.
4.600% due 07/18/2025	2,600	2,594
4.600% due 08/01/2025	4,150	4,133
Enbridge U.S., Inc.
4.600% due 07/11/2025	5,100	5,093
4.600% due 07/21/2025	2,410	2,403
Global Payments, Inc. 5.000% due 07/01/2025	3,120	3,120
HCA, Inc.
4.950% due 08/14/2025	5,900	5,864
4.950% due 08/15/2025	6,000	5,962
5.000% due 08/22/2025	23,430	23,261
Intel Corp.
4.590% due 07/01/2025	10,180	10,179
4.590% due 07/03/2025	14,700	14,694
JABIL, Inc.
4.850% due 07/14/2025	1,500	1,497
4.860% due 07/02/2025	4,560	4,559
Jones Lang LaSalle Finance BV
4.650% due 07/09/2025	4,000	3,995
4.720% due 07/14/2025	8,640	8,625
NextEra Energy Capital Holdings, Inc.
4.610% due 08/25/2025 (b)	3,580	3,554
4.610% due 08/28/2025 (b)	1,200	1,191
Northrop Grumman Corp. 4.690% due 07/24/2025	7,200	7,178
NXP BV
4.600% due 07/01/2025	520	520
4.600% due 07/02/2025	1,200	1,200
RELX, Inc. 4.600% due 07/03/2025	860	860
RTX Corp. 4.630% due 07/16/2025	19,710	19,669

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Virginia Electric & Power Co. 4.600% due 07/28/2025	4,870	4,853
Volkswagen Group of America Finance LLC 4.670% due 07/02/2025	280	280

		332,645

	SHARES
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	4,422,350	4,422

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 56.8%		2,573,514

U.S. TREASURY BILLS 4.8%
4.315% due 07/03/2025 - 10/21/2025 (c)(d)(i)(k)	$219,886	218,357

Total Short-Term Instruments (Cost $3,127,468)		3,128,938

Total Investments in Securities (Cost $5,325,319)		5,642,560

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short Asset Portfolio	9,255,735	90,669
PIMCO Short-Term Floating NAV Portfolio III	11,367,880	110,689

Total Short-Term Instruments (Cost $201,987)		201,358

Total Investments in Affiliates (Cost $201,987)		201,358

Total Investments 129.0% (Cost $5,527,306)		$5,843,918
Financial Derivative Instruments (h)(j) (4.0)%(Cost or Premiums, net $(355))		(183,422)
Other Assets and Liabilities, net (24.9)%		(1,130,861)

Net Assets 100.0%		$4,529,635

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Principal amount of security is adjusted for inflation.
(f)						Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.380%	06/30/2025	08/18/2025		$85,000	U.S. Treasury Notes 2.750% due 05/31/2029		$(86,846)	$85,000	$85,011
	4.430	06/30/2025	07/01/2025		100,000	U.S. Treasury Notes 2.375% due 05/15/2029		(102,349)	100,000	100,012
	4.440	06/30/2025	07/01/2025		129,300	U.S. Treasury Notes 3.625% due 03/31/2028		(132,092)	129,300	129,316
	4.450	06/30/2025	07/01/2025		857,400	U.S. Treasury Notes 4.000% due 12/15/2027		(876,080)	857,400	857,506
BUS	2.690	06/17/2025	07/03/2025	CAD	30,000	Province of Quebec 4.200% due 12/01/2057		(23,110)	22,030	22,053
	2.700	06/18/2025	07/03/2025		70,000	Province of Quebec 5.000% due 12/01/2041		(53,335)	51,404	51,453
	2.700	06/23/2025	07/07/2025		90,000	Province of Quebec 4.400% due 12/01/2055		(68,265)	66,091	66,130
	2.700	06/24/2025	07/08/2025		50,000	Province of Quebec 3.600% due 09/01/2033		(37,842)	36,717	36,736
DEU	4.420	07/01/2025	07/02/2025		$888,900	U.S. Treasury Bonds 1.125% - 4.000% due 05/15/2040 - 11/15/2042		(906,417)	888,900	888,900
FICC STR	4.400	06/30/2025	07/01/2025		2,200	U.S. Treasury Notes 3.750% due 06/30/2027		(2,244)	2,200	2,200
JPS	4.400	07/30/2024	TBD(2)		165,473	U.S. Treasury Bonds 2.250% - 3.875% due 08/15/2040 - 05/15/2041		(166,112)	165,473	172,647
	4.480	06/30/2025	07/01/2025		100	U.S. Treasury Inflation Protected Securities 0.625% due 01/15/2026		(102)	100	100
TOR	2.700	06/25/2025	07/03/2025	CAD	130,000	Province of Manitoba 1.900% due 03/05/2031		(41,565)	95,465	95,507
						Province of Ontario 1.100% due 03/08/2029		(56,449)
	2.710	06/18/2025	07/08/2025		50,000	Province of Alberta 3.050% - 3.100% due 12/01/2048 - 06/01/2050		(19,174)	36,717	36,752
						Province of Ontario 3.750% due 06/02/2032		(18,968)
	2.710	06/19/2025	07/08/2025		50,000	Province of British Columbia 4.250% due 12/18/2053		(11,430)	36,717	36,750
						Province of Manitoba 2.050% - 3.800% due 06/02/2031 - 09/05/2053		(11,392)
						Province of Nova Scotia 4.700% due 06/01/2041		(7,583)
						Province of Saskatchewan 3.800% due 06/02/2035		(7,569)

Total Repurchase Agreements								$(2,628,924)	$2,573,514	$2,581,073

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.9)%
Uniform Mortgage-Backed Security, TBA						3.500%	08/01/2055	$14,500	$(12,972)	$(13,052)
Uniform Mortgage-Backed Security, TBA						5.500	08/01/2055	116,900	(116,119)	(116,796)

Total Short Sales (2.9)%									$(129,091)	$(129,848)

(1)						Includes accrued interest.
(2)						Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(2,420) at a weighted average interest rate of 4.406%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Cash of $3,479 has been pledged as collateral under the terms of master agreements as of June 30, 2025.

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

	Call - CME California Carbon Allowances December 2025 Futures	$40.000	12/15/2025	113	$113	$68	$32
	Call - CME California Carbon Allowances December 2025 Futures	60.000	12/31/2025	661	661	96	18

Total Purchased Options						$164	$50

WRITTEN OPTIONS:
COMMODITY OPTIONS
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

	Put - CME Gold August 2025 Futures	$3,200.000	07/28/2025	20	$2	$(34)	$(32)
	Put - CME Gold August 2025 Futures	3,300.000	07/28/2025	20	2	(82)	(101)
	Call - CME Gold August 2025 Futures	3,500.000	07/28/2025	33	3	(139)	(24)
	Call - CME Gold August 2025 Futures	3,550.000	07/28/2025	60	6	(221)	(25)
	Call - CME Gold August 2025 Futures	3,600.000	07/28/2025	67	7	(162)	(15)
	Call - CME Gold August 2025 Futures	3,700.000	07/28/2025	60	6	(78)	(6)
	Call - CME Gold August 2025 Futures	3,500.000	08/26/2025	80	8	(186)	(222)
	Call - CME Gold August 2025 Futures	3,550.000	08/26/2025	19	2	(56)	(37)
	Call - CME Gold August 2025 Futures	3,600.000	08/26/2025	15	2	(29)	(21)
	Call - CME Gold August 2025 Futures	3,700.000	08/26/2025	66	7	(68)	(45)
	Put - NYMEX Crude Oil August 2025 Futures	66.000	07/17/2025	104	104	(186)	(241)
	Call - NYMEX Crude Oil August 2025 Futures	67.000	07/17/2025	70	70	(87)	(76)
	Call - NYMEX Crude Oil August 2025 Futures	68.000	07/17/2025	110	110	(139)	(88)
	Call - NYMEX Crude Oil August 2025 Futures	70.000	07/17/2025	50	50	(42)	(23)
	Call - NYMEX Crude Oil August 2025 Futures	72.000	07/17/2025	90	90	(55)	(26)
	Call - NYMEX Crude Oil September 2025 Futures	68.000	08/15/2025	50	50	(70)	(76)
	Call - NYMEX Crude Oil September 2025 Futures	70.000	08/15/2025	40	40	(39)	(43)
	Call - NYMEX Crude Oil September 2025 Futures	72.000	08/15/2025	60	60	(46)	(47)
	Call - NYMEX Crude Oil September 2025 Futures	74.000	08/15/2025	110	110	(82)	(66)
	Call - NYMEX Crude Oil September 2025 Futures	80.000	08/15/2025	80	80	(145)	(26)
	Put - NYMEX Natural Gas August 2025 Futures	3.250	07/28/2025	225	2,250	(114)	(289)
	Put - NYMEX Natural Gas August 2025 Futures	3.300	07/28/2025	27	270	(37)	(40)
	Put - NYMEX Natural Gas August 2025 Futures	3.400	07/28/2025	53	530	(85)	(103)
	Put - NYMEX Natural Gas August 2025 Futures	3.500	07/28/2025	1	10	(1)	(3)
	Put - NYMEX Natural Gas August 2025 Futures	3.000	08/26/2025	120	1,200	(80)	(137)
	Put - NYMEX Natural Gas August 2025 Futures	3.200	08/26/2025	120	1,200	(132)	(216)
	Put - NYMEX Natural Gas August 2025 Futures	3.400	08/26/2025	120	1,200	(208)	(323)
	Put - NYMEX Natural Gas August 2025 Futures	3.500	08/26/2025	140	1,400	(216)	(451)

						$(2,819)	$(2,802)

FUTURE STYLED COMMODITY OPTIONS(1)
	Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

	Call - ICE Crude Oil October 2025 Futures	$70.000	08/26/2025	71	$71	$(145)	$(115)
	Call - ICE Crude Oil October 2025 Futures	75.000	08/26/2025	64	64	(78)	(48)
	Call - ICE Crude Oil October 2025 Futures	77.000	08/26/2025	74	74	(139)	(44)
	Call - ICE Crude Oil October 2025 Futures	78.000	08/26/2025	64	64	(52)	(34)
	Call - ICE Crude Oil October 2025 Futures	79.000	08/26/2025	74	74	(119)	(35)
	Call - ICE Crude Oil September 2025 Futures	70.000	07/28/2025	100	100	(122)	(102)
	Call - ICE Crude Oil September 2025 Futures	70.500	07/28/2025	80	80	(79)	(73)
	Call - ICE Crude Oil September 2025 Futures	71.000	07/28/2025	100	100	(119)	(81)
	Call - ICE Crude Oil September 2025 Futures	72.000	07/28/2025	50	50	(46)	(33)

						$(899)	$(565)

Total Written Options						$(3,718)	$(3,367)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2025	17	$1,104		$49	$0	$0
Aluminum September Futures	09/2025	168	10,920		171	0	0
Arabica Coffee December Futures	12/2025	66	7,291		(1,538)	0	(69)
Brent Crude December Futures	10/2025	1,879	121,966		2,209	0	(132)
Brent Crude December Futures	10/2026	985	63,946		1,128	0	(168)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Brent Crude February Futures	12/2025	720	46,598	869	0	(58)
Brent Crude January Futures	11/2025	856	55,443	(500)	0	(69)
Brent Crude June Futures	04/2026	142	9,193	353	0	(14)
Brent Crude October Futures	08/2025	288	18,968	712	0	(17)
Brent Crude September Futures	07/2025	236	15,751	(54)	0	(13)
California Carbon Allowance December Futures	12/2025	1,084	30,775	(1,662)	336	0
California Carbon Allowance Vintage December Futures	12/2026	3,281	98,922	(4,642)	919	0
Cocoa September Futures	09/2025	100	8,152	(481)	0	(161)
Copper August Futures	08/2025	92	22,785	239	241	(2)
Copper July Futures	07/2025	59	14,669	626	490	0
Corn December Futures	12/2025	627	13,339	(124)	4	(43)
European Climate Exchange December Futures	12/2025	141	11,455	(759)	93	(331)
Gas Oil December Futures	12/2025	2,078	130,862	2,840	0	(104)
Gold 100 oz. December Futures	12/2025	24	8,071	(137)	49	0
Gold 100 oz. October Futures	10/2025	29	9,673	(14)	58	0
Hard Red Winter Wheat September Futures	09/2025	2,164	56,994	(2,781)	0	(757)
Henry Hub Natural Gas April Futures	03/2027	17	148	(13)	0	(2)
Henry Hub Natural Gas April Futures	03/2030	179	1,351	(154)	0	0
Henry Hub Natural Gas April Futures	03/2031	71	543	(57)	0	0
Henry Hub Natural Gas August Futures	07/2027	17	162	1	0	(2)
Henry Hub Natural Gas August Futures	07/2030	188	1,578	(2)	2	0
Henry Hub Natural Gas August Futures	07/2031	74	634	10	0	0
Henry Hub Natural Gas December Futures	11/2027	17	189	27	0	(2)
Henry Hub Natural Gas December Futures	11/2030	188	1,944	364	0	(1)
Henry Hub Natural Gas December Futures	11/2031	74	758	133	0	0
Henry Hub Natural Gas February Futures	01/2027	13	149	25	0	(3)
Henry Hub Natural Gas February Futures	01/2030	166	1,768	373	0	(1)
Henry Hub Natural Gas February Futures	01/2031	66	676	119	0	(5)
Henry Hub Natural Gas January Futures	12/2026	17	213	52	0	(4)
Henry Hub Natural Gas January Futures	12/2029	188	2,146	567	0	(3)
Henry Hub Natural Gas January Futures	12/2030	74	811	187	0	(3)
Henry Hub Natural Gas July Futures	06/2027	17	160	(1)	0	(2)
Henry Hub Natural Gas July Futures	06/2030	188	1,552	(27)	1	0
Henry Hub Natural Gas July Futures	06/2031	74	628	3	0	0
Henry Hub Natural Gas June Futures	05/2027	17	153	(9)	0	(2)
Henry Hub Natural Gas June Futures	05/2030	179	1,404	(100)	1	0
Henry Hub Natural Gas June Futures	05/2031	71	573	(26)	0	0
Henry Hub Natural Gas March Futures	02/2027	17	167	6	0	(3)
Henry Hub Natural Gas March Futures	02/2030	188	1,676	97	0	(1)
Henry Hub Natural Gas March Futures	02/2031	74	645	20	0	(5)
Henry Hub Natural Gas May Futures	04/2027	17	147	(15)	0	(2)
Henry Hub Natural Gas May Futures	04/2030	188	1,401	(179)	0	0
Henry Hub Natural Gas May Futures	04/2031	74	569	(56)	0	0
Henry Hub Natural Gas November Futures	10/2027	17	172	10	0	(2)
Henry Hub Natural Gas November Futures	10/2030	179	1,645	141	3	0
Henry Hub Natural Gas November Futures	10/2031	71	652	53	0	0
Henry Hub Natural Gas October Futures	09/2027	17	163	2	0	(2)
Henry Hub Natural Gas October Futures	09/2030	188	1,616	36	2	0
Henry Hub Natural Gas October Futures	09/2031	74	643	18	0	0
Henry Hub Natural Gas September Futures	08/2027	17	161	(1)	0	(2)
Henry Hub Natural Gas September Futures	08/2030	179	1,494	(10)	2	0
Henry Hub Natural Gas September Futures	08/2031	71	604	5	0	0
Iron Ore August Futures	08/2025	1,122	10,549	76	0	(29)
Iron Ore September Futures	09/2025	1,236	11,588	(182)	0	(24)
Lead July Futures	07/2025	1	51	1	0	0
Live Cattle October Futures	10/2025	188	15,805	(38)	26	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	76	863	(77)	0	(25)
Mont Belvieu Ethane (OPIS) January Futures	01/2026	76	863	(78)	0	(25)
Mont Belvieu Ethane (OPIS) March Futures	03/2026	65	728	(84)	0	(18)
Natural Gas April Futures	03/2026	8	224	(21)	0	(7)
Natural Gas April Futures	03/2027	386	13,471	472	0	(181)
Natural Gas August Futures	07/2025	189	6,532	(36)	0	(36)
Natural Gas August Futures	07/2026	8	226	(29)	0	(6)
Natural Gas December Futures	11/2025	27	1,231	(63)	0	(66)
Natural Gas December Futures	11/2026	8	235	(20)	0	(5)
Natural Gas February Futures	01/2026	8	223	(7)	0	(9)
Natural Gas January Futures	12/2025	8	248	(9)	0	(10)
Natural Gas July Futures	06/2026	8	225	(30)	0	(6)
Natural Gas June Futures	05/2026	8	217	(25)	0	(6)
Natural Gas March Futures	02/2026	8	243	(13)	0	(10)
Natural Gas March Futures	02/2027	39	1,533	(28)	0	(29)
Natural Gas May Futures	04/2026	8	226	(25)	0	(6)
Natural Gas May Futures	04/2026	205	7,811	(270)	0	(320)
Natural Gas November Futures	10/2025	898	35,785	(1,726)	0	(2,245)
Natural Gas November Futures	10/2026	8	226	(21)	0	(5)
Natural Gas October Futures	09/2026	8	229	(26)	0	(6)
Natural Gas September Futures	08/2026	8	220	(27)	0	(6)
New York Harbor December Futures	11/2025	78	7,189	(167)	62	0
Nickel July Futures	07/2025	6	542	(22)	0	0
Nickel September Futures	09/2025	14	1,276	(44)	0	(21)
Palladium September Futures	09/2025	19	2,103	95	0	(85)
Platinum October Futures	10/2025	113	7,588	967	0	(50)
RBOB Gasoline August Futures	07/2025	184	16,013	(1,109)	20	0
RBOB Gasoline December Futures	11/2025	38	2,892	(214)	1	0
RBOB Gasoline September Futures	08/2025	364	31,221	1,041	48	0
Rotterdam Coal December Futures	12/2025	5	549	19	7	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Rotterdam Coal November Futures	11/2025	5	546	16	7	0
Rotterdam Coal October Futures	10/2025	5	544	13	6	0
Soybean Meal December Futures	12/2025	1,191	34,456	(1,934)	95	0
Soybean November Futures	11/2025	368	18,897	(268)	42	0
Soybean Oil January Futures	01/2026	67	2,127	13	6	0
U.S. Treasury 5-Year Note September Futures	09/2025	345	37,605	449	46	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	96	10,970	244	47	0
United Kingdom Long Gilt September Futures	09/2025	1	128	2	0	0
WTI Crude December Futures	11/2025	1,754	108,134	(3,869)	0	(158)
WTI Crude December Futures	11/2026	1,102	67,707	(762)	0	(143)
WTI Crude February Futures	01/2026	539	33,068	756	0	(38)
WTI Crude January Futures	12/2025	801	49,213	(2,440)	0	(64)
WTI Crude March Futures	02/2026	816	50,029	(1,071)	0	(57)
Zinc September Futures	09/2025	11	757	13	0	0

				$(12,455)	$2,614	$(5,681)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2025	17	$(1,104)	$(93)	$0	$0
Aluminum September Futures	09/2025	214	(13,910)	(695)	0	(129)
Arabica Coffee September Futures	09/2025	44	(4,952)	1,089	60	0
Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line August Futures	08/2025	17	(238)	7	0	(5)
Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line July Futures	07/2025	17	(237)	8	0	(5)
Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line September Futures	09/2025	17	(224)	21	0	(5)
Brent Crude April Futures	02/2026	412	(26,661)	1,312	37	0
Brent Crude December Futures	10/2027	1,075	(70,466)	(249)	204	0
Brent Crude July Futures	05/2026	252	(16,314)	(152)	28	0
Brent Crude March Futures	01/2026	61	(3,947)	194	5	0
Brent Crude May Futures	03/2026	428	(27,704)	1,190	39	0
Brent Crude November Futures	09/2025	543	(35,431)	(1,306)	38	0
Cocoa September Futures	09/2025	50	(4,500)	21	0	(40)
Copper August Futures	08/2025	29	(3,665)	(67)	29	0
Copper July Futures	07/2025	12	(2,984)	(74)	0	0
Copper September Futures	09/2025	260	(33,036)	(1,151)	263	0
Corn December Futures	12/2026	1,078	(24,632)	377	5	(38)
Corn September Futures	09/2025	1,796	(36,751)	1,864	202	0
Cotton No. 2 December Futures	12/2025	60	(2,044)	3	36	0
Gas Oil August Futures	08/2025	569	(37,611)	4,510	0	(85)
Gas Oil July Futures	07/2025	531	(35,949)	(2,572)	0	(106)
Gas Oil June Futures	06/2026	1,100	(67,870)	522	165	0
Globex Natural Gas August Futures	07/2025	57	(1,970)	49	119	(4)
Globex Natural Gas September Futures	08/2025	57	(1,989)	14	84	(7)
Gold 100 oz. August Futures	08/2025	1,828	(604,648)	11,615	0	(3,674)
Hard Red Winter Wheat December Futures	12/2025	293	(8,058)	457	99	0
Henry Hub Natural Gas April Futures	03/2026	77	(735)	16	31	0
Henry Hub Natural Gas August Futures	07/2026	79	(832)	(64)	27	0
Henry Hub Natural Gas December Futures	11/2026	79	(946)	(178)	20	0
Henry Hub Natural Gas February Futures	01/2026	154	(1,756)	(117)	89	0
Henry Hub Natural Gas January Futures	12/2025	174	(2,111)	(252)	105	0
Henry Hub Natural Gas July Futures	06/2026	79	(822)	(54)	27	0
Henry Hub Natural Gas June Futures	05/2026	77	(765)	(15)	28	0
Henry Hub Natural Gas March Futures	02/2026	160	(1,637)	45	81	0
Henry Hub Natural Gas May Futures	04/2026	79	(752)	16	31	0
Henry Hub Natural Gas November Futures	10/2026	77	(852)	(102)	22	0
Henry Hub Natural Gas October Futures	09/2026	79	(833)	(65)	27	0
Henry Hub Natural Gas September Futures	08/2026	77	(802)	(51)	26	0
Lead July Futures	07/2025	1	(51)	(3)	0	0
Lead September Futures	09/2025	83	(4,244)	(143)	0	(143)
Lean Hogs October Futures	10/2025	332	(12,271)	115	295	0
Natural Gas April Futures	03/2026	205	(7,825)	289	334	0
Natural Gas January Futures	12/2025	897	(43,522)	2,237	2,171	0
Natural Gas January Futures	12/2026	425	(21,331)	(477)	433	0
Natural Gas September Futures	08/2025	55	(1,561)	166	81	0
Natural Gas September Futures	08/2025	485	(16,927)	1,022	759	(1)
New York Harbor August Futures	07/2025	100	(9,560)	527	0	(138)
Nickel July Futures	07/2025	6	(542)	12	0	0
Nickel September Futures	09/2025	6	(547)	11	0	0
RBOB Gasoline October Futures	09/2025	364	(28,900)	(1,468)	0	(14)
Silver September Futures	09/2025	73	(13,203)	(113)	72	0
SNG KEROS vs. SNG GA April Futures	04/2026	31	17	1	0	(1)
SNG KEROS vs. SNG GA August Futures	08/2025	208	283	153	12	0
SNG KEROS vs. SNG GA February Futures	02/2026	72	24	(3)	0	(1)
SNG KEROS vs. SNG GA January Futures	01/2026	72	21	(7)	0	(1)
SNG KEROS vs. SNG GA June Futures	06/2026	31	18	3	0	(1)
SNG KEROS vs. SNG GA March Futures	03/2026	72	24	(3)	0	(5)
SNG KEROS vs. SNG GA May Futures	05/2026	31	18	3	0	(1)
SNG KEROS vs. SNG GA September Futures	09/2025	156	172	83	8	0

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Soybean January Futures	01/2026	70	(3,648)	28	0	(9)
Soybean Meal January Futures	01/2026	245	(7,174)	263	0	(27)
Soybean Oil December Futures	12/2025	100	(3,165)	(291)	0	(8)
Sugar No. 11 March Futures	02/2026	367	(6,963)	255	177	0
U.S. Treasury 10-Year Note September Futures	09/2025	1,332	(149,351)	(1,560)	0	(416)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	262	(31,211)	(1,106)	0	(352)
UK Natural Gas August Futures	08/2025	15	(500)	71	25	0
Wheat December Futures	12/2025	490	(13,720)	985	74	0
Wheat September Futures	09/2025	1,925	(51,807)	1,522	241	0
WTI Crude April Futures	03/2026	328	(20,110)	1,718	23	0
WTI Crude August Futures	07/2025	716	(46,619)	440	285	(2)
WTI Crude December Futures	11/2025	195	(12,022)	(703)	18	0
WTI Crude December Futures	11/2027	1,130	(69,857)	(1,052)	170	0
WTI Crude June Futures	05/2026	772	(47,354)	1,072	54	0
WTI Crude June Futures	06/2026	424	(25,995)	441	38	0
WTI Crude May Futures	04/2026	386	(23,670)	1,517	27	0
WTI Crude November Futures	10/2025	408	(25,320)	358	45	0
WTI Crude November Futures	11/2026	66	(4,055)	(133)	9	0
WTI Crude October Futures	09/2025	270	(16,945)	(670)	38	0
WTI Crude September Futures	08/2025	1,787	(114,100)	(601)	389	(2)
Zinc September Futures	09/2025	80	(5,505)	(124)	0	(94)

$20,908	$7,705	$(5,314)

Total Futures Contracts	$8,453	$10,319	$(10,995)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%	$1,100	$8	$(4)	$4	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	4,200	54	(14)	40	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	3,200	19	(4)	15	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	500	3	0	3	0	0

$84	$(22)	$62	$0	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400%	Annual	12/15/2045	JPY	990	$0	$2	$2	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026	$15,700	1,199	(704)	495	0	(3)
Pay	CPURNSA	2.242	Maturity	11/21/2026	39,000	2,165	(7,141)	(4,976)	3	0

$3,364	$(7,843)	$(4,479)	$3	$(3)

Total Swap Agreements	$3,448	$(7,865)	$(4,417)	$3	$(3)

(i)	Securities with an aggregate market value of $88,262 and cash of $22,514 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Future styled option variation margin asset of $101 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $321 and liability of $(142) for closed futures is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CAD	10	$8	$0	$0
07/2025	$128	CAD	175	0	0
07/2025	1,409	NZD	2,341	18	0
08/2025	CAD	174	$128	0	0
08/2025	NZD	2,341	1,411	0	(18)
08/2025	$8	CAD	10	0	0
BOA	07/2025	EUR	121,915	$138,623	0	(4,986)
BPS	07/2025	BRL	98	18	0	0
07/2025	CAD	50,052	36,392	0	(375)
07/2025	$17	BRL	98	1	0
10/2025	BRL	120,300	$20,070	0	(1,568)
10/2025	$20,673	BRL	126,200	2,026	0
BRC	07/2025	CAD	961	$700	0	(6)
07/2025	GBP	19,079	25,948	0	(240)
07/2025	$43,080	GBP	31,662	381	0
08/2025	GBP	31,662	$43,085	0	(382)
08/2025	$24,912	GBP	18,307	221	0
BSH	07/2025	63	DKK	414	2	0
CBK	07/2025	BRL	36,815	$6,746	0	(30)
07/2025	CAD	90,115	65,624	0	(568)
07/2025	$6,343	BRL	36,815	434	0
09/2025	ILS	497	$132	0	(16)
CIB	07/2025	CAD	178	130	0	(1)
DUB	07/2025	DKK	311	49	0	0
07/2025	$141,432	EUR	121,914	2,176	0
08/2025	EUR	121,647	$141,432	0	(2,174)
08/2025	$49	DKK	311	0	0
09/2025	MXN	3	$0	0	0
FAR	07/2025	BRL	45,377	7,937	0	(415)
07/2025	CAD	200,269	147,660	566	0
07/2025	DKK	423	66	0	0
07/2025	$8,297	BRL	45,377	56	0
08/2025	66	DKK	422	0	0
09/2025	BRL	8,617	$1,537	0	(25)
09/2025	$145	MXN	2,827	4	0
GLM	07/2025	BRL	202,845	$33,889	0	(3,446)
07/2025	$33,972	BRL	202,845	3,363	0
10/2025	BRL	178,300	$29,269	0	(2,801)
JPM	07/2025	NZD	2,341	1,396	0	(31)
07/2025	$1,409	CAD	1,929	8	0
07/2025	49	DKK	321	2	0
04/2026	BRL	395,400	$67,079	0	(942)
MBC	07/2025	CAD	50,351	36,660	0	(316)
07/2025	$37,259	CAD	51,216	352	0
08/2025	CAD	51,076	$37,219	0	(352)
MYI	10/2025	BRL	5,100	832	0	(85)
RBC	07/2025	CAD	965	702	0	(7)
RYL	07/2025	130,077	94,900	0	(627)
SCX	07/2025	958	699	0	(4)
SSB	07/2025	GBP	31,855	43,131	0	(595)
07/2025	$98	CAD	134	0	0
07/2025	26,095	GBP	19,272	359	0
08/2025	CAD	134	$98	0	0

Total Forward Foreign Currency Contracts	$9,969	$(20,010)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	10,900	$(496)	$(299)

Total Written Options	$(496)	$(299)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EUROBOBCO	$11.350	Maturity	09/30/2025	30,000	$(1)	$69	$68	$0
Pay	EUROBOBCO	13.410	Maturity	09/30/2025	30,000	0	(7)	0	(7)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

	Receive	EUROBOBCO		5.050	Maturity	12/31/2025	45,000	0	105	105	0
	Receive	EUROBOBCO		7.800	Maturity	12/31/2025	120,000	0	390	390	0
	Pay	EUROBOBCO		6.550	Maturity	12/31/2025	30,000	0	(26)	0	(26)
	Receive	NAPGASFO Index		6.500	Maturity	07/31/2025	20,000	0	(9)	0	(9)
	Receive	NAPGASFO Index		7.375	Maturity	09/30/2025	231,000	38	(225)	0	(187)
	Receive	NAPGASFO Index		5.880	Maturity	12/31/2025	96,000	0	4	4	0
	Receive	NAPGASFO Index		7.860	Maturity	12/31/2025	270,000	(26)	(406)	0	(432)
JPM	Receive	EUROBOBCO		7.600	Maturity	12/31/2025	30,000	0	103	103	0

								$11	$(2)	$670	$(661)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$56	$(3)	$3	$0	$0

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	BCOMTR Index «	352,732	(0.500)%	Monthly	09/30/2025	$57,817	$0	$1,253	$1,253	$0
BPS	Receive	BCOMF1NTC Index	271,752	0.120%	Monthly	03/16/2026	34,602	0	2	2	0
	Receive	CSIXTR Index	73,193	4.425% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	535,135	0	(20,437)	0	(20,437)
CIB	Receive	CSIXTR Index	21,394	4.425% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	156,418	0	(5,974)	0	(5,974)
	Receive	PIMCODB Index	404,359	0.000%	Monthly	06/15/2026	83,575	0	(2,638)	0	(2,638)
GST	Pay	SPGCINP Index	60,852	(0.070)%	Monthly	01/15/2026	12,592	0	(313)	0	(313)
	Receive	BCOMF1NTC Index	198,480	4.435% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	70,671	0	28	28	0
	Receive	BCOMF1TC Index	44,060	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	18,348	0	(638)	0	(638)
	Receive	CMDSKEWLS Index	111,625	0.250%	Monthly	04/15/2026	44,698	0	(944)	0	(944)
	Receive	CSIXTR Index	66,217	4.405% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	484,136	0	(18,486)	0	(18,486)
JPM	Pay	BCOMTR Index	2,100,289	4.155% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	547,026	0	19,040	19,040	0
	Receive	JMABFNJ2 Index	90,192	0.000%	Monthly	01/30/2026	9,191	0	0	0	0
	Receive	BCOMF1TC Index	2,442,024	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	531,881	0	(18,510)	0	(18,510)
	Receive	CSIXTR Index	45,214	4.415% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	330,575	0	(12,623)	0	(12,623)
	Receive	JMABNIC5 Index	710,270	0.000%	Monthly	07/15/2026	131,548	0	(4,223)	0	(4,223)
MAC	Receive	PIMCODBU Index	4,500	0.000%	Monthly	09/15/2025	778	0	(25)	0	(25)
	Receive	CSIXTR Index	11,113	4.415% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	81,252	0	(3,103)	0	(3,103)
	Receive	PIMCODB Index	1,238,131	0.000%	Monthly	08/17/2026	245,725	0	(7,768)	0	(7,768)
MEI	Receive	CSIXTR Index	151,402	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	1,106,948	239	(42,495)	0	(42,256)
RBC	Receive	CSIXTR Index	58,058	4.395% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	424,483	0	(16,206)	0	(16,206)
SOG	Receive	CSIXTR Index	66,067	4.415% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	483,038	0	(18,446)	0	(18,446)

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

UAG	Receive	CSIXTR Index	83,502	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	610,508	0	(23,303)	0	(23,303)

$239	$(175,809)	$20,323	$(195,893)

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(6)	4.080%	Maturity	10/16/2025	$70,058	$0	$660	$660	$0
Pay	GOLDLNPM Index(6)	4.203	Maturity	10/22/2025	13,557	0	142	142	0
Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	162,405	0	5,491	5,491	0

$0	$6,293	$6,293	$0

Total Swap Agreements	$247	$(169,515)	$27,286	$(196,554)

(k)

Securities with an aggregate market value of $156,087 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$316,087	$0	$316,087
Industrials	0	76,158	0	76,158
Utilities	0	49,464	0	49,464
U.S. Government Agencies	0	540,373	0	540,373
U.S. Treasury Obligations	0	132,985	0	132,985
Non-Agency Mortgage-Backed Securities	0	73,669	0	73,669
Asset-Backed Securities
Automobile ABS Other	0	7,528	0	7,528
Automobile Sequential	0	208,449	0	208,449
CMBS Other	0	20,861	0	20,861
Credit Card Bullet	0	23,252	0	23,252
Credit Card Other	0	11,107	0	11,107
Home Equity Other	0	20,713	0	20,713
Whole Loan Collateral	0	2,614	0	2,614
Other ABS	0	295,256	1,402	296,658
Sovereign Issues	0	121,197	0	121,197
Common Stocks
Financials	396	0	0	396
Commodities	0	612,111	0	612,111
Short-Term Instruments
Commercial Paper	3,759	328,886	0	332,645
Mutual Funds	0	4,422	0	4,422
Repurchase Agreements	0	2,573,514	0	2,573,514
U.S. Treasury Bills	0	218,357	0	218,357

$4,155	$5,637,003	$1,402	$5,642,560
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$201,358	$0	$0	$201,358

Total Investments	$205,513	$5,637,003	$1,402	$5,843,918

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(129,848)	$0	$(129,848)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	10,276	96	0	10,372

Consolidated Schedule of Investments PIMCO CommoditiesPLUS® Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Over the counter	0	36,002	1,253	37,255

	$10,276	$36,098	$1,253	$47,627
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13,594)	(771)	0	(14,365)
Over the counter	0	(216,863)	0	(216,863)

	$(13,594)	$(217,634)	$0	$(231,228)

Total Financial Derivative Instruments	$(3,318)	$(181,536)	$1,253	$(183,601)

Totals	$202,195	$5,325,619	$2,655	$5,530,469

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund®	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 129.1% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$532	$506
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	2,200	649
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	5	1
1.500% due 10/01/2053		4,282	532
2.000% due 10/01/2053		10,251	1,351
2.500% due 10/01/2047		10	2
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		78	10
1.500% due 10/01/2053		17,267	2,140
2.000% due 10/01/2053		5,093	672
2.500% due 10/01/2047		2	0
Nykredit Realkredit AS
1.000% due 10/01/2053		19	2
1.500% due 10/01/2053		1,494	165
2.000% due 10/01/2053		19	3
2.500% due 10/01/2047		8	1
Realkredit Danmark AS
2.000% due 10/01/2053		4,286	522
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	400	458
6.373% due 07/15/2026 •		$250	250
7.750% due 03/01/2029 •	EUR	400	531

			7,796

INDUSTRIALS 0.1%
VMware LLC 3.900% due 08/21/2027		$900	893

Total Corporate Bonds & Notes (Cost $9,584)			8,689

U.S. GOVERNMENT AGENCIES 17.9%
Fannie Mae
4.865% due 02/25/2037 •		212	210
4.881% due 03/25/2036 •		28	28
5.305% due 10/25/2054 - 02/25/2055 (a)		14,887	14,940
5.335% due 06/25/2055 •		2,582	2,594
Freddie Mac
5.245% due 11/25/2054 •		4,719	4,709
5.404% due 07/25/2055 •		10,600	10,603
6.727% due 06/01/2033 •		25	25
6.919% due 01/01/2034 •		29	29
Ginnie Mae
3.500% due 05/20/2052 - 06/20/2055		142,086	129,499
5.461% due 08/20/2068 •		4,406	4,427
Ginnie Mae, TBA 3.500% due 07/01/2055		26,300	23,914
Uniform Mortgage-Backed Security 4.500% due 09/01/2052 - 11/01/2052		877	841
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055 - 08/01/2055		140,789	130,903
4.500% due 07/01/2055 - 08/01/2055		119,200	113,987
5.500% due 08/01/2055		21,700	21,681
6.000% due 08/01/2055		128,300	130,263
6.500% due 08/01/2055		38,300	39,491

Total U.S. Government Agencies (Cost $619,416)			628,144

U.S. TREASURY OBLIGATIONS 74.8%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2026 (j)		181,493	179,941
0.125% due 10/15/2026		168,499	166,581
0.125% due 04/15/2027 (j)(l)		6,135	6,007
0.125% due 01/15/2030 (j)		23,937	22,597
0.125% due 07/15/2030		84,009	78,942
0.125% due 01/15/2031		79,230	73,436

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

0.125% due 07/15/2031	56,225	51,760
0.250% due 07/15/2029	70,872	68,077
0.250% due 02/15/2050 (l)	624	363
0.375% due 07/15/2025 (j)	45,042	45,021
0.375% due 01/15/2027	270,356	266,689
0.375% due 07/15/2027	65,564	64,686
0.500% due 01/15/2028	53,316	52,333
0.625% due 02/15/2043 (l)	586	436
0.750% due 07/15/2028	170,823	168,774
0.750% due 02/15/2042 (l)	7,524	5,847
0.750% due 02/15/2045 (l)	1,362	995
0.875% due 01/15/2029 (j)	217,099	213,778
0.875% due 02/15/2047 (l)	664	482
1.000% due 02/15/2046 (l)	4,738	3,593
1.125% due 01/15/2033	19,168	18,324
1.250% due 04/15/2028	183,828	183,518
1.375% due 07/15/2033	34,430	33,453
1.375% due 02/15/2044 (l)	7,817	6,569
1.625% due 10/15/2027	117,269	118,749
1.625% due 10/15/2029	207,654	210,268
1.750% due 01/15/2028 (j)	61,136	61,926
1.875% due 07/15/2034	72,477	72,574
2.125% due 04/15/2029	251,480	258,306
2.125% due 01/15/2035	38,318	38,967
2.125% due 02/15/2040 (l)	5,491	5,424
2.375% due 10/15/2028	73,935	76,708
2.500% due 01/15/2029 (j)(l)	55,293	57,544
3.875% due 04/15/2029 (j)(l)	15,904	17,367

Total U.S. Treasury Obligations (Cost $2,617,882)		2,630,035

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Adjustable Rate Mortgage Trust
4.751% due 10/25/2035 ~	43	40
5.460% due 09/25/2035 ~	188	165
Alliance Bancorp Trust 4.914% due 07/25/2037 •	1,294	1,155
American Home Mortgage Assets Trust
4.624% due 05/25/2046 •	70	61
5.319% due 11/25/2046 •	4,592	1,115
Banc of America Funding Trust
4.521% due 01/20/2047 ~	2,673	2,306
4.846% due 05/20/2036 ~	78	68
5.012% due 05/20/2035 •	52	48
5.078% due 01/20/2047 ~	57	49
5.490% due 05/25/2035 ~	7	7
Banc of America Mortgage Trust
5.545% due 11/25/2035 ~	96	85
6.107% due 07/25/2035 ~	96	92
BCAP LLC Trust
4.623% due 04/26/2036 ~	474	422
4.774% due 01/25/2037 •	479	442
Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~	227	193
4.521% due 02/25/2036 ~	81	75
6.464% due 10/25/2035 ~	137	137
6.642% due 05/25/2033 ~	8	8
7.250% due 07/25/2034 ~	18	18
Bear Stearns ALT-A Trust
4.328% due 09/25/2047 ~	2,531	1,230
4.754% due 02/25/2034 •	166	157
4.905% due 09/25/2035 ~	136	78
6.454% due 09/25/2034 ~	61	61
BSST Mortgage Trust 5.612% due 02/15/2037 •	1,400	1,264
Chase Mortgage Finance Trust
4.669% due 03/25/2037 ~	369	341
4.745% due 12/25/2035 ~	36	33
4.897% due 09/25/2036 ~	260	217
CIM Trust
1.951% due 06/25/2057 ~	2,030	1,879
5.420% due 02/25/2049 •	65	63
Citigroup Mortgage Loan Trust
6.300% due 03/25/2036 •	13	13
6.490% due 05/25/2035 •	21	21
Citigroup Mortgage Loan Trust, Inc.
4.251% due 12/25/2035 ~	172	106
5.830% due 09/25/2035 •	6	6
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	121	106
Countrywide Alternative Loan Trust
4.612% due 02/20/2047 •	2,115	1,699
4.627% due 12/20/2046 •	163	142
4.794% due 05/25/2047 •	705	649
4.854% due 07/25/2046 •	61	55
4.918% due 11/25/2035 ~	118	110

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

5.000% due 07/25/2035	599	329
5.399% due 12/25/2035 •	157	135
5.500% due 07/25/2035	86	62
5.750% due 03/25/2037 •	175	91
6.000% due 03/25/2037	179	61
6.500% due 08/25/2032	16	17
Countrywide Home Loan Mortgage Pass-Through Trust
4.478% due 10/20/2035 ~	5	5
4.860% due 09/25/2047 ~	194	175
5.074% due 03/25/2035 •	21	21
5.500% due 11/25/2035	51	26
5.500% due 04/25/2038	61	62
6.000% due 04/25/2036	264	128
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.591% due 09/29/2036 •	241	238
5.154% due 10/26/2036 ~	244	222
6.421% due 10/25/2037 ~	1,249	726
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	173	145
Deutsche Alt-B Securities Mortgage Loan Trust 4.534% due 10/25/2036 •	42	35
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037	1,563	571
GSR Mortgage Loan Trust
4.723% due 11/25/2035 ~	331	281
4.985% due 11/25/2035 ~	64	62
5.540% due 11/25/2035 ~	155	75
HarborView Mortgage Loan Trust
4.812% due 09/19/2037 •	41	35
4.872% due 05/19/2035 •	238	229
4.932% due 01/19/2036 •	902	586
5.514% due 08/19/2036 ~	18	17
IndyMac IMSC Mortgage Loan Trust 4.794% due 07/25/2047 •	1,034	679
IndyMac INDX Mortgage Loan Trust
4.089% due 09/25/2035 ~	129	106
4.576% due 06/25/2035 ~	47	45
4.814% due 09/25/2046 •	1,865	1,681
4.834% due 11/25/2046 •	203	192
4.994% due 07/25/2035 •	153	111
5.297% due 10/25/2034 ~	178	170
JP Morgan Alternative Loan Trust 4.894% due 12/25/2036 •	2,010	1,857
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •	276	274
JP Morgan Mortgage Trust
4.154% due 07/27/2037 ~	128	120
4.881% due 08/25/2036 ~	58	46
5.078% due 11/25/2035 ~	78	61
5.794% due 06/25/2036 ~	310	215
5.823% due 07/25/2035 ~	31	30
6.173% due 06/25/2035 ~	10	10
Luminent Mortgage Trust 4.834% due 10/25/2046 •	303	277
MASTR Adjustable Rate Mortgages Trust 4.914% due 05/25/2037 •	229	90
Merrill Lynch Alternative Note Asset Trust
4.563% due 06/25/2037 ~	202	92
5.034% due 03/25/2037 •	600	140
Merrill Lynch Mortgage Investors Trust
4.284% due 05/25/2034 ~	73	65
4.744% due 06/25/2035 ~	85	82
5.232% due 09/25/2035 ~	58	46
6.078% due 05/25/2036 ~	5	5
Merrill Lynch Mortgage-Backed Securities Trust 4.365% due 04/25/2037 ~	566	497
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	404	388
4.500% due 05/25/2058 ~	52	51
Residential Accredit Loans, Inc. Trust
4.108% due 08/25/2035 ~	389	136
4.734% due 08/25/2035 •	390	274
4.814% due 12/25/2036 •	561	503
5.849% due 02/25/2036 ~	201	171
Residential Asset Securitization Trust
4.834% due 05/25/2035 •	688	418
6.500% due 09/25/2036	648	197
6.500% due 06/25/2037	11,753	2,297
Residential Funding Mortgage Securities, Inc. Trust
5.871% due 09/25/2035 ~	795	509
6.000% due 06/25/2037	409	325
6.500% due 03/25/2032	112	113
Sequoia Mortgage Trust
4.731% due 01/20/2047 ~	209	148
5.132% due 10/19/2026 •	5	5

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

Structured Adjustable Rate Mortgage Loan Trust
4.754% due 10/25/2035 •	344	328
4.905% due 02/25/2036 ~	186	97
Structured Asset Mortgage Investments Trust
4.814% due 06/25/2036 •	57	56
4.854% due 04/25/2036 •	5	4
4.874% due 05/25/2046 •	2,443	858
4.932% due 07/19/2035 •	254	249
Towd Point Mortgage Trust 5.434% due 05/25/2058 •	2,527	2,588
Wachovia Mortgage Loan Trust LLC 4.205% due 08/20/2035 ~	63	59
WaMu Mortgage Pass-Through Certificates Trust
4.068% due 12/25/2046 •	392	343
4.093% due 02/25/2037 ~	73	63
4.579% due 08/25/2036 ~	50	45
4.823% due 09/25/2036 ~	507	444
5.139% due 01/25/2047 •	840	763
5.379% due 06/25/2046 •	66	61
5.399% due 08/25/2046 •	156	143
5.599% due 11/25/2042 •	39	37
5.899% due 11/25/2046 •	435	386
6.633% due 09/25/2033 ~	16	15
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	98	84
Wells Fargo Mortgage-Backed Securities Trust
6.140% due 04/25/2036 ~	154	153
7.414% due 10/25/2036 ~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $48,961)		38,255

ASSET-BACKED SECURITIES 9.7%
CMBS OTHER 0.7%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	11,608	11,631
LoanCore Issuer Ltd. 5.853% due 01/17/2037 •	6,139	6,154
MF1 Ltd. 6.128% due 12/15/2035 •	573	574
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •	5,568	5,580

		23,939

HOME EQUITY OTHER 2.6%
ABFC Trust 4.714% due 10/25/2036 •	2,894	2,668
ACE Securities Corp. Home Equity Loan Trust 4.554% due 10/25/2036 •	17	7
Argent Securities Trust
4.734% due 07/25/2036 •	3,806	3,420
4.754% due 05/25/2036 •	2,317	558
Bear Stearns Asset-Backed Securities Trust 5.384% due 10/25/2037 •	1,263	1,234
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	3,147	3,180
Citigroup Mortgage Loan Trust
4.594% due 01/25/2037 •	36	27
4.894% due 12/25/2036 •	889	600
Citigroup Mortgage Loan Trust, Inc.
4.614% due 03/25/2037 •	8,334	7,209
4.784% due 03/25/2037 •	5,201	4,498
Countrywide Asset-Backed Certificates 4.934% due 03/25/2037 •	2,052	2,025
Countrywide Asset-Backed Certificates Trust
4.574% due 07/25/2037 •	2,393	2,232
4.834% due 09/25/2037 •	1,227	1,125
6.159% due 11/25/2034 •	7,502	6,720
Fremont Home Loan Trust 4.704% due 10/25/2036 •	411	374
GSAA Home Equity Trust 5.034% due 03/25/2037 •	485	192
GSAMP Trust
4.804% due 03/25/2047 •	2,367	1,810
4.954% due 02/25/2046 •	1,394	1,302
5.409% due 03/25/2035 •	988	944
Home Equity Asset Trust 5.109% due 02/25/2036 •	1,597	1,567
Home Equity Mortgage Loan Asset-Backed Trust 4.654% due 04/25/2037 •	1,455	1,122
HSI Asset Securitization Corp. Trust
4.734% due 07/25/2036 •	6,795	2,952
4.974% due 02/25/2036 •	643	635

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

JP Morgan Mortgage Acquisition Trust
4.644% due 10/25/2036 •		32	32
4.714% due 06/25/2037 •		4,500	3,925
4.734% due 07/25/2036 •		11,813	5,494
MASTR Asset-Backed Securities Trust 4.734% due 10/25/2036 •		1,429	467
MASTR Specialized Loan Trust 5.174% due 01/25/2037 •		17,346	6,694
Morgan Stanley ABS Capital, Inc. Trust 4.494% due 05/25/2037 •		318	287
Morgan Stanley Mortgage Loan Trust 6.410% due 11/25/2036		1,455	318
New Century Home Equity Loan Trust 5.199% due 02/25/2035 •		1,083	1,048
NovaStar Mortgage Funding Trust
4.774% due 11/25/2036 •		7,664	2,348
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.459% due 12/25/2034 •		3,100	2,999
Popular ABS Mortgage Pass-Through Trust
4.744% due 06/25/2047 •		1,781	1,661
5.304% due 02/25/2036 •		3,806	3,617
Renaissance Home Equity Loan Trust 5.534% due 09/25/2037 •		13,168	5,339
Residential Asset Securities Corp. Trust
4.734% due 09/25/2036 •		8,703	8,007
4.914% due 08/25/2036 •		561	496
Securitized Asset-Backed Receivables LLC Trust 4.694% due 12/25/2036 •		1,456	1,357
Soundview Home Loan Trust 4.554% due 11/25/2036 •		415	113
Structured Asset Investment Loan Trust 5.154% due 04/25/2033 •		525	559
Wells Fargo Home Equity Asset-Backed Securities Trust 6.834% due 12/25/2034 •		1,015	1,015

			92,177

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •		561	146

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		2,025	1,921

WHOLE LOAN COLLATERAL 0.9%
Citigroup Mortgage Loan Trust
5.134% due 11/25/2046 •		11,000	8,976
5.139% due 03/25/2037 •		3,200	3,087
Citigroup Mortgage Loan Trust, Inc. 4.929% due 10/25/2036 •		7,400	7,268
IndyMac INDB Mortgage Loan Trust 4.574% due 07/25/2036 •		3,758	1,181
Lehman XS Trust
4.702% due 06/25/2036 þ		2,170	2,127
4.754% due 05/25/2036 •		964	834
Securitized Asset-Backed Receivables LLC Trust
4.874% due 10/25/2036 •		17,773	5,904
4.934% due 05/25/2036 •		3,613	1,863

			31,240

OTHER ABS 5.4%
522 Funding CLO Ltd. 5.571% due 10/20/2031 •		1,294	1,296
AGL CLO Ltd. 5.399% due 12/02/2034 •		2,800	2,801
Anchorage Capital CLO Ltd. 5.712% due 04/22/2034 •		2,900	2,907
Apidos CLO 5.520% due 04/17/2034 •		3,500	3,499
Ares European CLO DAC
3.059% due 10/15/2031 •	EUR	1,039	1,222
3.086% due 04/20/2032 •		4,793	5,648
Atlas Senior Loan Fund Ltd.
5.608% due 01/15/2031 •		$40	40
5.614% due 04/22/2031 •		987	988
Avoca CLO DAC 3.075% due 01/12/2031 •	EUR	587	691
Bain Capital Euro CLO DAC 2.976% due 01/20/2032 •		3,705	4,355
BlueMountain Fuji EUR CLO DAC 2.999% due 01/15/2031 •		5,496	6,478
Cairn CLO DAC 3.059% due 10/15/2031 •		2,258	2,656

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

Carbone CLO Ltd. 5.671% due 01/20/2031 •		$1,068	1,069
Carlyle Euro CLO DAC
0.000% due 08/15/2038 «•(a)	EUR	7,000	8,246
2.979% due 01/15/2031 •		5,319	6,267
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •		3,073	3,622
CBAM Ltd. 5.651% due 04/20/2032 •		$952	954
Cedar Funding CLO Ltd. 5.641% due 07/17/2031 •		1,361	1,363
CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •	EUR	2,083	2,453
2.929% due 10/15/2031 •		5,554	6,547
Dryden CLO Ltd. 5.530% due 01/17/2033 •		$1,784	1,787
Dryden Euro CLO DAC 2.893% due 05/15/2032 •	EUR	1,559	1,834
Dryden Senior Loan Fund 5.418% due 04/15/2029 •		$1,237	1,238
Euro-Galaxy CLO DAC 2.811% due 04/24/2034 •	EUR	5,929	6,969
Flatiron CLO Ltd. 5.505% due 11/16/2034 •		$2,747	2,752
Harvest CLO DAC
2.916% due 10/20/2031 •	EUR	3,439	4,050
2.919% due 10/15/2031 •		4,621	5,442
2.997% due 11/18/2030 •		1,749	2,060
Jubilee CLO DAC 2.929% due 04/15/2031 •		778	912
KKR CLO Ltd.
5.468% due 07/15/2030 •		$273	273
5.471% due 07/18/2030 •		519	520
LCM Ltd.
5.588% due 04/15/2031 •		1,050	1,051
5.601% due 01/20/2031 •		257	257
5.648% due 10/15/2031 •		1,019	1,020
Madison Park Euro Funding DAC 3.029% due 01/15/2032 •	EUR	4,456	5,233
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		$1,100	1,101
5.319% due 10/19/2034 •		1,600	1,598
5.514% due 07/27/2031 •		1,179	1,181
5.521% due 04/20/2032 •		1,659	1,662
Man GLG Euro CLO DAC 2.665% due 12/15/2031 •	EUR	2,304	2,707
Mountain View CLO Ltd. 5.638% due 07/15/2031 •		$832	833
OAK Hill European Credit Partners DAC
2.966% due 01/20/2032 •	EUR	868	1,022
2.976% due 10/20/2031 •		1,916	2,254
Ocean Trails CLO 5.299% due 07/20/2034 •		$4,700	4,701
OCP Euro CLO DAC 3.116% due 09/22/2034 •	EUR	7,184	8,461
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •		$700	696
OZLM Ltd.
5.469% due 10/20/2031 •		230	230
5.691% due 07/20/2032 •		2,193	2,195
Palmer Square CLO Ltd. 5.371% due 05/21/2034 •		8,400	8,386
Palmer Square European CLO DAC 3.209% due 04/15/2035 •	EUR	1,400	1,648
Palmer Square European Loan Funding DAC
2.999% due 10/15/2031 •		3,084	3,625
3.113% due 08/15/2033 •		1,387	1,634
Palmer Square Loan Funding Ltd. 5.318% due 10/15/2029 •		$50	50
Rad CLO Ltd.
5.657% due 07/24/2032 •		854	856
5.711% due 04/23/2034 •		4,000	4,008
Saranac CLO Ltd. 5.724% due 08/13/2031 •		903	902
Sound Point CLO Ltd. 5.651% due 01/21/2031 •		564	564
St Paul's CLO DAC 3.138% due 10/25/2035 •	EUR	700	822
Symphony CLO Ltd. 5.511% due 04/19/2034 •		$9,500	9,512
TCI-Symphony CLO Ltd. 5.523% due 10/13/2032 •		3,728	3,731
Toro European CLO DAC 3.185% due 01/12/2032 •	EUR	4,663	5,488
Trinitas CLO Ltd. 5.342% due 01/25/2035 •		$2,600	2,590

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

Venture CLO Ltd.
5.578% due 09/07/2030 •		660	660
5.578% due 07/15/2031 •		1,552	1,553
5.581% due 07/20/2030 •		762	761
5.664% due 04/20/2032 •		6,193	6,199
Voya CLO Ltd.
5.491% due 04/17/2030 •		386	386
5.498% due 06/07/2030 •		203	203
5.603% due 07/14/2031 •		760	761
5.728% due 10/15/2030 •		1,248	1,250
Voya Euro CLO DAC 3.249% due 10/15/2034 •	EUR	2,800	3,296
Voya Ltd. 5.518% due 10/15/2030 •		$1,298	1,298
Wellfleet CLO Ltd. 0.000% due 04/20/2034 •(a)		1,200	1,200
Wind River CLO Ltd.
5.316% due 10/15/2034 •		3,876	3,865
5.581% due 07/18/2031 •		71	71

			192,460

Total Asset-Backed Securities (Cost $357,330)			341,883

SOVEREIGN ISSUES 9.2%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (c)	BRL	13,300	2,447
0.000% due 10/01/2025 (c)		368,500	65,422
0.000% due 04/01/2026 (c)		148,300	24,588
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	20,838	16,099
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	26,327	30,826
0.100% due 07/25/2031 (d)		52,735	59,322
0.100% due 07/25/2038 (d)		360	355
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		11,016	12,634
1.800% due 05/15/2036 (d)		4,139	4,873
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	3,800,843	27,331
0.100% due 03/10/2029 (d)		10,893,053	78,669
Mexican Udibonos 4.000% due 08/24/2034 (d)	MXN	8,195	406
Mexico Government International Bond
5.850% due 07/02/2032 (a)		$900	912
6.625% due 01/29/2038 (a)		900	915

Total Sovereign Issues (Cost $330,716)			324,799

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		3,840,000	3,902

Total Preferred Securities (Cost $3,840)			3,902

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.0%
COMMERCIAL PAPER 1.8%
Alimentation Couche-Tard, Inc.
4.670% due 07/02/2025		$14,200	14,196
4.670% due 07/08/2025		3,250	3,247
Bacardi-Martini BV 4.950% due 07/10/2025		3,200	3,196
Crown Castle, Inc. 5.030% due 07/22/2025		19,660	19,600
Jones Lang LaSalle Finance BV
4.720% due 07/09/2025		8,900	8,890
4.760% due 07/01/2025		1,200	1,200
NextEra Energy Capital Holdings, Inc.
4.600% due 07/23/2025		2,550	2,542
4.600% due 07/28/2025		3,800	3,786
4.600% due 07/29/2025		3,800	3,786

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

NXP BV 4.640% due 09/10/2025	3,470	3,438

		63,881

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	1,163,271	1,163

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 10.8%		380,300

U.S. TREASURY BILLS 3.4%
4.326% due 07/03/2025 - 10/21/2025 (b)(c)(l)	$119,558	118,587

Total Short-Term Instruments (Cost $562,884)		563,931

Total Investments in Securities (Cost $4,550,613)		4,539,638

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	737,113	7,177

Total Short-Term Instruments (Cost $7,175)		7,177

Total Investments in Affiliates (Cost $7,175)		7,177

Total Investments 129.3% (Cost $4,557,788)		$4,546,815
Financial Derivative Instruments (i)(k) (4.1)%(Cost or Premiums, net $(15,143))		(144,522)
Other Assets and Liabilities, net (25.2)%		(886,982)

Net Assets 100.0%		$3,515,311

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						When-issued security.
(b)						Coupon represents a weighted average yield to maturity.
(c)						Zero coupon security.
(d)						Principal amount of security is adjusted for inflation.
(e)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)						Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	2.720%	06/30/2025	07/09/2025	CAD	50,000	Province of Ontario 3.450% due 06/02/2045			$(37,689)	$36,717	$36,720
	2.730	06/17/2025	07/03/2025		170,000	Province of Ontario 4.600% - 4.700% due 06/02/2037 - 06/02/2039			(129,422)	124,840	124,969
BOS	4.440	06/30/2025	07/01/2025		$42,500	U.S. Treasury Notes 3.625% due 03/31/2028			(43,418)	42,500	42,505
BUS	2.700	06/18/2025	07/03/2025	CAD	60,000	Province of Quebec 5.000% due 12/01/2041			(45,716)	44,061	44,103
	2.700	06/23/2025	07/07/2025		130,000	Province of Quebec 4.400% due 12/01/2055			(98,605)	95,465	95,521
TOR	2.710	06/20/2025	07/07/2025		50,000	Province of Alberta 2.050% due 06/01/2030			(37,722)	36,717	36,747

Total Repurchase Agreements									$(392,572)	$380,300	$380,565

REVERSE REPURCHASE AGREEMENTS:
Counterparty					Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BPS					0.450%	05/02/2025	08/01/2025	JPY	(69,215,963)		$(481,009)

Total Reverse Repurchase Agreements											$(481,009)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount		Proceeds	Payable for Short Sales

U.S. Government Agencies (2.4)%
Ginnie Mae, TBA						3.500%	07/01/2055	$92,600		$(83,023)	$(84,198)

Total Short Sales (2.4)%										$(83,023)	$(84,198)

(h)						Securities with an aggregate market value of $496,588 and cash of $1,582 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)						Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(590,111) at a weighted average interest rate of 0.526%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CME California Carbon Allowances December 2025 Futures		$40.000	12/15/2025	96	$96	$58	$27

Total Purchased Options						$58	$27

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - CME Gold August 2025 Futures		$3,500.000	07/28/2025	7	$1	$(30)	$(5)
Call - CME Gold August 2025 Futures		3,600.000	07/28/2025	13	1	(31)	(3)
Call - CME Gold August 2025 Futures		3,550.000	08/26/2025	4	0	(12)	(8)
Call - CME Gold August 2025 Futures		3,600.000	08/26/2025	3	0	(6)	(4)
Call - CME Gold August 2025 Futures		3,700.000	08/26/2025	13	1	(13)	(9)
Put - NYMEX Crude Oil August 2025 Futures		66.000	07/17/2025	12	12	(22)	(28)
Call - NYMEX Crude Oil August 2025 Futures		67.000	07/17/2025	10	10	(13)	(11)
Call - NYMEX Crude Oil August 2025 Futures		68.000	07/17/2025	10	10	(13)	(8)
Call - NYMEX Crude Oil August 2025 Futures		70.000	07/17/2025	10	10	(8)	(5)
Call - NYMEX Crude Oil August 2025 Futures		72.000	07/17/2025	10	10	(6)	(3)
Call - NYMEX Crude Oil September 2025 Futures		70.000	08/15/2025	10	10	(10)	(11)
Call - NYMEX Crude Oil September 2025 Futures		72.000	08/15/2025	10	10	(8)	(8)
Call - NYMEX Crude Oil September 2025 Futures		74.000	08/15/2025	10	10	(7)	(6)
Call - NYMEX Crude Oil September 2025 Futures		80.000	08/15/2025	10	10	(18)	(3)
Put - NYMEX Natural Gas August 2025 Futures		3.250	07/28/2025	30	300	(15)	(38)
Put - NYMEX Natural Gas August 2025 Futures		3.300	07/28/2025	3	30	(4)	(4)
Put - NYMEX Natural Gas August 2025 Futures		3.400	07/28/2025	7	70	(11)	(14)
Put - NYMEX Natural Gas August 2025 Futures		3.500	07/28/2025	2	20	(2)	(5)
Put - NYMEX Natural Gas August 2025 Futures		3.000	08/26/2025	10	100	(7)	(11)
Put - NYMEX Natural Gas August 2025 Futures		3.200	08/26/2025	10	100	(11)	(18)
Put - NYMEX Natural Gas August 2025 Futures		3.400	08/26/2025	10	100	(17)	(27)
Put - NYMEX Natural Gas August 2025 Futures		3.500	08/26/2025	20	200	(31)	(64)

						$(295)	$(293)

FUTURE STYLED COMMODITY OPTIONS(1)
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE Crude Oil October 2025 Futures		$70.000	08/26/2025	2	$2	$(4)	$(3)
Call - ICE Crude Oil October 2025 Futures		75.000	08/26/2025	11	11	(14)	(9)
Call - ICE Crude Oil October 2025 Futures		77.000	08/26/2025	12	12	(23)	(7)
Call - ICE Crude Oil October 2025 Futures		78.000	08/26/2025	10	10	(8)	(5)
Call - ICE Crude Oil October 2025 Futures		79.000	08/26/2025	12	12	(20)	(6)
Call - ICE Crude Oil September 2025 Futures		70.000	07/28/2025	10	10	(12)	(10)
Call - ICE Crude Oil September 2025 Futures		70.500	07/28/2025	10	10	(9)	(9)
Call - ICE Crude Oil September 2025 Futures		71.000	07/28/2025	10	10	(12)	(8)
Call - ICE Crude Oil September 2025 Futures		72.000	07/28/2025	10	10	(9)	(7)

						$(111)	$(64)

Total Written Options						$(406)	$(357)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	2,584	$746,993		$1,673	$114	$(342)
Aluminum January Futures	01/2026	51	3,326		18	18	0
Aluminum September Futures	09/2025	6	390		3	3	0
Arabica Coffee December Futures	12/2025	86	9,501		(1,880)	0	(90)
Australia Government 10-Year Bond September Futures	09/2025	997	75,210		610	0	(348)
Brent Crude December Futures	10/2025	296	19,213		192	0	(21)
Brent Crude December Futures	10/2026	136	8,829		176	0	(23)
Brent Crude February Futures	12/2025	100	6,472		121	0	(8)
Brent Crude January Futures	11/2025	155	10,039		(178)	0	(12)
Brent Crude June Futures	04/2026	18	1,165		45	0	(2)
Brent Crude March Futures	01/2026	65	4,206		(166)	0	(6)
Brent Crude October Futures	08/2025	38	2,503		88	0	(2)
California Carbon Allowance December Futures	12/2025	588	16,693		(3,219)	182	0
California Carbon Allowance Vintage December Futures	12/2026	3,175	95,726		(4,583)	889	0
Cocoa December Futures	12/2025	25	2,075		(32)	8	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

Cocoa September Futures	09/2025	11	990	(23)	9	0
Cocoa September Futures	09/2025	14	1,141	(68)	0	(23)
Copper August Futures	08/2025	75	18,574	200	201	(1)
Copper July Futures	07/2025	37	9,199	386	386	0
Cotton No. 2 December Futures	12/2025	13	443	2	0	(8)
Euro-Bobl September Futures	09/2025	454	62,934	(286)	43	(134)
Euro-BTP September Futures	09/2025	811	115,593	372	182	(220)
Euro-Buxl 30-Year Bond September Futures	09/2025	297	41,541	(788)	0	(126)
European Climate Exchange December Futures	12/2025	83	6,743	(446)	55	(195)
Gas Oil December Futures	12/2025	394	24,812	355	0	(20)
Gas Oil September Futures	09/2025	22	1,437	(156)	2	0
Gold 100 oz. December Futures	12/2025	66	22,195	(81)	133	0
Gold 100 oz. October Futures	10/2025	2	667	(7)	4	0
Hard Red Winter Wheat September Futures	09/2025	410	10,798	(411)	0	(144)
Henry Hub Natural Gas April Futures	03/2027	2	17	(2)	0	0
Henry Hub Natural Gas April Futures	03/2030	25	189	(21)	0	0
Henry Hub Natural Gas April Futures	03/2031	11	84	(9)	0	0
Henry Hub Natural Gas August Futures	07/2027	2	19	0	0	0
Henry Hub Natural Gas August Futures	07/2030	25	210	0	0	0
Henry Hub Natural Gas August Futures	07/2031	11	94	1	0	0
Henry Hub Natural Gas December Futures	11/2027	2	22	3	0	0
Henry Hub Natural Gas December Futures	11/2030	25	259	49	0	0
Henry Hub Natural Gas December Futures	11/2031	11	113	20	0	0
Henry Hub Natural Gas February Futures	01/2027	2	23	4	0	0
Henry Hub Natural Gas February Futures	01/2030	25	266	56	0	0
Henry Hub Natural Gas February Futures	01/2031	10	102	18	0	(1)
Henry Hub Natural Gas January Futures	12/2026	2	25	6	0	(1)
Henry Hub Natural Gas January Futures	12/2029	25	285	76	0	0
Henry Hub Natural Gas January Futures	12/2030	11	121	28	0	0
Henry Hub Natural Gas July Futures	06/2027	2	19	0	0	0
Henry Hub Natural Gas July Futures	06/2030	25	206	(3)	0	0
Henry Hub Natural Gas July Futures	06/2031	11	93	0	0	0
Henry Hub Natural Gas June Futures	05/2027	2	18	(1)	0	0
Henry Hub Natural Gas June Futures	05/2030	25	196	(14)	0	0
Henry Hub Natural Gas June Futures	05/2031	11	89	(4)	0	0
Henry Hub Natural Gas March Futures	02/2027	2	20	1	0	0
Henry Hub Natural Gas March Futures	02/2030	25	223	13	0	0
Henry Hub Natural Gas March Futures	02/2031	11	96	3	0	(1)
Henry Hub Natural Gas May Futures	04/2027	2	17	(2)	0	0
Henry Hub Natural Gas May Futures	04/2030	25	186	(23)	0	0
Henry Hub Natural Gas May Futures	04/2031	11	85	(8)	0	0
Henry Hub Natural Gas November Futures	10/2027	2	20	1	0	0
Henry Hub Natural Gas November Futures	10/2030	25	230	20	0	0
Henry Hub Natural Gas November Futures	10/2031	11	101	8	0	0
Henry Hub Natural Gas October Futures	09/2027	2	19	0	0	0
Henry Hub Natural Gas October Futures	09/2030	25	215	5	0	0
Henry Hub Natural Gas October Futures	09/2031	11	96	3	0	0
Henry Hub Natural Gas September Futures	08/2027	2	19	0	0	0
Henry Hub Natural Gas September Futures	08/2030	25	209	(1)	0	0
Henry Hub Natural Gas September Futures	08/2031	11	94	1	0	0
Iron Ore August Futures	08/2025	862	8,105	59	0	(22)
Iron Ore September Futures	09/2025	747	7,003	(115)	0	(14)
Japan Government 10-Year Bond September Futures	09/2025	17	16,412	48	0	(22)
Lean Hogs December Futures	12/2025	83	2,781	63	0	(64)
Live Cattle December Futures	12/2025	19	1,601	17	3	0
Live Cattle October Futures	10/2025	138	11,602	(16)	19	0
Mont Belvieu Ethane (OPIS) February Futures	02/2026	10	114	(11)	0	(3)
Mont Belvieu Ethane (OPIS) January Futures	01/2026	10	114	(11)	0	(3)
Mont Belvieu Ethane (OPIS) March Futures	03/2026	10	112	(13)	0	(3)
Natural Gas April Futures	03/2026	1	28	(4)	0	(1)
Natural Gas April Futures	03/2027	54	1,885	66	0	(25)
Natural Gas August Futures	07/2025	42	1,452	(69)	0	(48)
Natural Gas August Futures	07/2026	1	28	(5)	0	(1)
Natural Gas December Futures	11/2025	464	21,158	(1,139)	0	(1,132)
Natural Gas December Futures	11/2026	1	29	(4)	0	(1)
Natural Gas February Futures	01/2026	1	28	(1)	0	(1)
Natural Gas January Futures	12/2025	1	31	(1)	0	(1)
Natural Gas July Futures	06/2026	1	28	(5)	0	(1)
Natural Gas June Futures	05/2026	1	27	(5)	0	(1)
Natural Gas March Futures	02/2026	1	30	(2)	0	(1)
Natural Gas March Futures	02/2027	3	118	(2)	0	(2)
Natural Gas May Futures	04/2026	1	28	(5)	0	(1)
Natural Gas May Futures	04/2026	27	1,029	(35)	0	(42)
Natural Gas November Futures	10/2025	122	4,862	(256)	0	(305)
Natural Gas November Futures	10/2026	1	28	(4)	0	(1)
Natural Gas October Futures	09/2026	1	29	(5)	0	(1)
Natural Gas September Futures	08/2026	1	28	(5)	0	(1)
New York Harbor December Futures	11/2025	101	9,309	6	81	0
New York Harbor September Futures	08/2025	16	1,513	(3)	6	0
Nickel January Futures	01/2026	16	1,484	3	13	(10)
Nickel September Futures	09/2025	18	1,641	9	22	(13)
Palladium September Futures	09/2025	9	996	52	0	(40)
Platinum October Futures	10/2025	55	3,693	487	0	(25)
RBOB Gasoline August Futures	07/2025	13	1,131	(57)	1	0
RBOB Gasoline December Futures	11/2025	93	7,078	228	1	0
RBOB Gasoline September Futures	08/2025	64	5,489	(275)	7	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

Rotterdam Coal December Futures	12/2025	2	220	8	3	0
Rotterdam Coal November Futures	11/2025	2	219	6	3	0
Rotterdam Coal October Futures	10/2025	2	217	5	3	0
Silver December Futures	12/2025	13	2,380	(13)	0	(13)
Silver September Futures	09/2025	103	18,629	738	0	(102)
Soybean Meal December Futures	12/2025	604	17,474	(963)	48	0
Soybean November Futures	11/2025	187	9,602	(142)	21	0
Soybean Oil January Futures	01/2026	70	2,222	18	6	0
Sugar No. 11 October Futures	09/2025	22	399	(21)	0	(13)
U.S. Treasury 5-Year Note September Futures	09/2025	3,866	421,394	2,694	336	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	1,046	119,522	2,238	507	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	1,449	172,612	6,062	1,947	0
WTI Crude December Futures	11/2025	249	15,351	(489)	0	(22)
WTI Crude December Futures	11/2026	150	9,216	(615)	0	(20)
WTI Crude February Futures	01/2026	74	4,540	103	0	(5)
WTI Crude January Futures	12/2025	109	6,697	(333)	0	(9)
WTI Crude March Futures	02/2026	108	6,621	(142)	0	(8)

				$289	$5,256	$(3,707)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	2,584	$(746,574)	$(1,265)	$190	$(38)
Arabica Coffee September Futures	09/2025	22	(2,476)	546	30	0
Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line August Futures	08/2025	2	(28)	1	0	(1)
Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line July Futures	07/2025	2	(28)	1	0	(1)
Argus Euro-Bobl Oxy FOB Rotterdam Barges vs Brent 1st Line September Futures	09/2025	2	(26)	3	0	(1)
Australia Government 10-Year Bond September Futures	09/2025	284	(20,138)	(73)	17	0
Brent Crude April Futures	02/2026	64	(4,141)	205	6	0
Brent Crude December Futures	10/2027	149	(9,767)	(106)	28	0
Brent Crude July Futures	05/2026	33	(2,136)	(20)	4	0
Brent Crude May Futures	03/2026	77	(4,984)	220	7	0
Brent Crude November Futures	09/2025	73	(4,763)	(179)	5	0
Copper August Futures	08/2025	24	(3,033)	(48)	24	0
Copper September Futures	09/2025	211	(26,810)	(959)	214	0
Corn December Futures	12/2025	82	(1,745)	58	6	0
Corn December Futures	12/2026	140	(3,199)	48	1	(5)
Corn September Futures	09/2025	740	(15,142)	762	83	0
Euro-Bund September Futures	09/2025	1,429	(219,080)	1,444	623	(50)
Euro-Oat September Futures	09/2025	1,229	(179,283)	1,047	391	(87)
Euro-Schatz September Futures	09/2025	340	(42,954)	66	38	(12)
Gas Oil August Futures	08/2025	81	(5,354)	624	0	(12)
Gas Oil July Futures	07/2025	74	(5,010)	(360)	0	(15)
Gas Oil June Futures	06/2026	155	(9,564)	76	23	0
Globex Natural Gas August Futures	07/2025	8	(276)	15	17	(1)
Globex Natural Gas September Futures	08/2025	7	(244)	7	13	(1)
Gold 100 oz. August Futures	08/2025	21	(6,946)	(13)	0	(42)
Hard Red Winter Wheat December Futures	12/2025	148	(4,070)	353	50	0
Henry Hub Natural Gas April Futures	03/2026	10	(95)	(1)	4	0
Henry Hub Natural Gas August Futures	07/2026	10	(105)	(11)	3	0
Henry Hub Natural Gas December Futures	11/2026	10	(120)	(25)	3	0
Henry Hub Natural Gas February Futures	01/2026	21	(240)	(21)	12	0
Henry Hub Natural Gas January Futures	12/2025	22	(267)	(37)	13	0
Henry Hub Natural Gas July Futures	06/2026	10	(104)	(10)	3	0
Henry Hub Natural Gas June Futures	05/2026	10	(99)	(5)	4	0
Henry Hub Natural Gas March Futures	02/2026	22	(225)	4	11	0
Henry Hub Natural Gas May Futures	04/2026	10	(95)	(1)	4	0
Henry Hub Natural Gas November Futures	10/2026	10	(111)	(16)	3	0
Henry Hub Natural Gas October Futures	09/2026	10	(105)	(11)	3	0
Henry Hub Natural Gas September Futures	08/2026	10	(104)	(10)	3	0
Lead September Futures	09/2025	44	(2,250)	(75)	0	(75)
Lean Hogs October Futures	10/2025	168	(6,209)	62	150	0
Natural Gas April Futures	03/2026	27	(1,031)	38	44	0
Natural Gas January Futures	12/2025	540	(26,201)	1,572	1,307	0
Natural Gas January Futures	12/2026	57	(2,861)	(66)	58	0
Natural Gas September Futures	08/2025	30	(852)	107	44	0
Natural Gas September Futures	08/2025	124	(4,328)	344	261	0
New York Harbor August Futures	07/2025	13	(1,243)	23	0	(18)
RBOB Gasoline October Futures	09/2025	51	(4,049)	(212)	0	(2)
SNG KEROS vs. SNG GA April Futures	04/2026	4	2	0	0	0
SNG KEROS vs. SNG GA August Futures	08/2025	28	38	21	2	0
SNG KEROS vs. SNG GA February Futures	02/2026	10	3	0	0	0
SNG KEROS vs. SNG GA January Futures	01/2026	10	3	(1)	0	0
SNG KEROS vs. SNG GA June Futures	06/2026	4	2	0	0	0
SNG KEROS vs. SNG GA March Futures	03/2026	10	3	0	0	(1)
SNG KEROS vs. SNG GA May Futures	05/2026	4	2	0	0	0
SNG KEROS vs. SNG GA September Futures	09/2025	21	23	11	1	0
Soybean January Futures	01/2026	36	(1,876)	16	0	(4)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

Soybean Meal January Futures	01/2026	114	(3,338)	126	0	(13)
Soybean Oil December Futures	12/2025	50	(1,583)	(135)	0	(4)
Sugar No. 11 March Futures	02/2026	168	(3,187)	33	81	0
U.S. Treasury 2-Year Note September Futures	09/2025	4,425	(920,504)	(3,405)	0	(242)
U.S. Treasury 10-Year Note September Futures	09/2025	2,185	(244,993)	(3,992)	0	(683)
U.S. Treasury Long-Term Bond September Futures	09/2025	2,537	(292,944)	(11,558)	0	(2,537)
UK Natural Gas August Futures	08/2025	10	(333)	40	17	0
Wheat December Futures	12/2025	83	(2,324)	99	13	0
Wheat September Futures	09/2025	376	(10,119)	265	47	0
WTI Crude April Futures	03/2026	58	(3,556)	304	4	0
WTI Crude August Futures	07/2025	120	(7,813)	102	48	0
WTI Crude December Futures	11/2025	46	(2,836)	(150)	4	0
WTI Crude December Futures	11/2027	155	(9,582)	(151)	23	0
WTI Crude June Futures	05/2026	104	(6,379)	144	7	0
WTI Crude June Futures	06/2026	57	(3,495)	58	5	0
WTI Crude May Futures	04/2026	52	(3,189)	206	4	0
WTI Crude November Futures	10/2025	54	(3,351)	66	6	0
WTI Crude November Futures	11/2026	9	(553)	(18)	1	0
WTI Crude October Futures	09/2025	36	(2,259)	(90)	5	0
WTI Crude September Futures	08/2025	194	(12,387)	(276)	42	0
Zinc September Futures	09/2025	33	(2,271)	(41)	0	(41)

$(14,224)	$4,010	$(3,886)

Total Futures Contracts	$(13,935)	$9,266	$(7,593)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	171,800	$(3,120)	$984	$(2,136)	$0	$(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	2,495,000	(45)	251	206	6	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	568,470	(11)	72	61	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	9,360,000	(108)	563	455	37	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	4,681,000	92	895	987	50	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$56,320	372	(329)	43	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	201,300	(2,657)	(6,726)	(9,383)	180	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	22,580	(284)	(734)	(1,018)	20	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	205,057	(204)	(2,931)	(3,135)	0	(531)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	23,280	(220)	(812)	(1,032)	76	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	23,500	(216)	(443)	(659)	0	(187)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	26,200	1,645	7,046	8,691	0	(152)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	20,100	1,248	5,580	6,828	0	(116)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	88,500	1,835	14,825	16,660	0	(608)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	29,500	786	1,426	2,212	0	(233)
Receive(3)	3-Month EUR-EURIBOR	1.830	Annual	09/17/2027	EUR	62,900	0	231	231	21	0
Receive(3)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	42,600	0	(125)	(125)	17	0
Pay(3)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	439,360	(16,060)	(755)	(16,815)	0	(890)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	8,600	532	4,532	5,064	24	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	8,950	6	5,254	5,260	25	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	17,500	1,090	9,187	10,277	48	0
Receive(3)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	139,080	6,468	10,562	17,030	528	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031	21,840	(164)	(4,521)	(4,685)	0	(4)
Receive	CPTFEMU	2.600	Maturity	05/15/2032	2,800	2	6	8	4	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

Receive	CPTFEMU	2.570	Maturity	06/15/2032		45,400	0	(647)	(647)	37	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		67,600	(28)	(548)	(576)	83	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		8,000	(8)	(45)	(53)	10	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		120	0	0	0	0	0
Pay	CPTFEMU	1.950	Maturity	11/15/2048		2,020	7	(337)	(330)	4	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		4,100	2	138	140	3	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		4,730	(123)	301	178	4	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		3,000	4	98	102	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		3,330	0	(17)	(17)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		9,000	0	937	937	1	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		11,200	9	1,629	1,638	0	(4)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		5,100	34	749	783	0	(2)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		10,700	29	1,872	1,901	0	(3)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		3,400	0	505	505	0	(3)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		5,500	50	874	924	0	(5)
Pay	CPURNSA	1.980	Maturity	09/19/2025		$36,100	0	(272)	(272)	0	(11)
Pay	CPURNSA	2.033	Maturity	09/23/2025		27,200	0	(195)	(195)	0	(9)
Pay	CPURNSA	2.341	Maturity	11/07/2025		85,600	0	(554)	(554)	0	(3)
Pay	CPURNSA	2.702	Maturity	01/14/2026		29,000	0	(122)	(122)	1	0
Pay	CPURNSA	2.820	Maturity	02/05/2026		17,700	0	(54)	(54)	1	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		18,600	0	(52)	(52)	1	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		19,000	0	(12)	(12)	3	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		8,100	0	965	965	0	(1)
Pay	CPURNSA	3.323	Maturity	04/23/2026		3,400	0	15	15	0	(2)
Receive	CPURNSA	2.767	Maturity	05/13/2026		24,600	0	2,384	2,384	12	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		9,800	0	925	925	5	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		9,590	2	947	949	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		10,400	0	1,028	1,028	1	0
Pay	CPURNSA	3.300	Maturity	06/04/2026		17,400	0	39	39	0	(1)
Receive	CPURNSA	1.793	Maturity	08/24/2027		90,200	0	15,757	15,757	49	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		21,700	0	3,782	3,782	12	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		40,100	0	6,707	6,707	22	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		32,120	70	(3,719)	(3,649)	0	(6)
Pay	CPURNSA	2.352	Maturity	05/09/2028		10,270	0	(1,115)	(1,115)	0	(4)
Pay	CPURNSA	2.360	Maturity	05/09/2028		15,460	0	(1,666)	(1,666)	0	(6)
Pay	CPURNSA	2.364	Maturity	05/10/2028		15,760	0	(1,692)	(1,692)	0	(6)
Pay	CPURNSA	2.165	Maturity	04/16/2029		14,300	0	(1,926)	(1,926)	0	(5)
Pay	CPURNSA	1.997	Maturity	07/25/2029		22,400	18	(3,326)	(3,308)	0	(7)
Receive	CPURNSA	2.311	Maturity	02/24/2031		34,100	0	4,169	4,169	17	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	5,600	16	(346)	(330)	10	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	15,800	90	311	401	104	0
Pay	UKRPI	3.466	Maturity	09/15/2034		6,600	0	133	133	37	0

Total Swap Agreements							$(8,841)	$71,658	$62,817	$1,459	$(2,810)

(j)	Securities with an aggregate market value of $74,131 and cash of $9,378 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Future styled option variation margin asset of $12 is outstanding at period end.
(2)

Unsettled variation margin asset of $284 and liability of $(151) for closed futures and unsettled variation margin asset of $4 and liability of $(8) for closed swap agreements is outstanding at period end.

(3)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered			Currency to be Received	Asset		Liability

AZD	07/2025			CAD	14			$10	$0		$0
	07/2025			CNH	16,858			2,340	0		(18)
	07/2025			EUR	2,049			2,399	0		(14)
	07/2025				$19,570		AUD	30,126	258		0
	07/2025				12		CHF	10	0		0
	07/2025				1,869		NZD	3,106	24		0
	08/2025			AUD	30,126			$19,581	0		(259)
	08/2025			CHF	10			12	0		0
	08/2025			CNH	47,630			6,647	0		(32)
	08/2025			NZD	3,106			1,871	0		(24)
	08/2025				$10		CAD	14	0		0
	08/2025				2,404		EUR	2,049	14		0
BOA	07/2025			AUD	2,054			$1,338	0		(14)
	07/2025			EUR	175,210			199,222	0		(7,166)
	07/2025			KRW	3,078,768			2,259	0		(19)
	07/2025			PEN	2,200			606	0		(15)
	07/2025				$2,031		IDR	33,140,133	12		0
	07/2025				948		SGD	1,213	7		0
	08/2025			CNH	11,617			$1,624	0		(5)
	08/2025			SGD	1,210			948	0		(7)
	08/2025			TWD	787			24	0		(3)
BPS	07/2025			BRL	12,747			2,336	0		(10)
	07/2025			KRW	27,681			20	0		0
	07/2025			NOK	5,550			549	0		(2)
	07/2025			SEK	8,835			920	0		(14)
	07/2025			THB	2,464			75	0		(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

	07/2025	TWD	157,071		4,834	0	(574)
	07/2025		$2,290	BRL	12,747	56	0
	07/2025		1,101	CAD	1,516	12	0
	07/2025		4,431	IDR	72,288,392	27	0
	07/2025		330	THB	10,808	3	0
	07/2025		1,286	TWD	38,259	31	0
	08/2025	CAD	477		$349	0	(1)
	08/2025	CNH	27,245		3,814	0	(6)
	08/2025	JPY	1,522		11	0	0
	08/2025	TWD	130,918		4,017	0	(535)
	08/2025		$2,608	INR	226,647	31	0
	08/2025		6,136	TWD	177,362	30	0
	10/2025	BRL	133,800		$22,334	0	(1,732)
BRC	07/2025	CAD	598		435	0	(5)
	07/2025	EUR	241		278	0	(6)
	07/2025	GBP	9,492		12,913	0	(116)
	07/2025	ILS	20,616		5,921	0	(199)
	07/2025	KRW	381,450		279	0	(3)
	07/2025	NOK	4,506		443	0	(4)
	07/2025	PLN	641		171	0	(7)
	07/2025		$2,936	ILS	9,913	7	0
	07/2025		67	KRW	91,998	1	0
	07/2025		2,946	ZAR	53,249	57	0
	08/2025		12,741	GBP	9,363	113	0
BSH	07/2025	BRL	90,811		$16,478	0	(236)
	07/2025	DKK	18,749		2,855	0	(105)
	07/2025		$16,641	BRL	90,811	74	0
	07/2025		616	PEN	2,198	5	0
	08/2025		16,478	BRL	91,504	234	0
	09/2025	PEN	2,204		$616	0	(5)
CBK	07/2025	BRL	187,623		34,382	0	(152)
	07/2025	CAD	184,276		134,373	0	(984)
	07/2025	JPY	172,500		1,212	14	0
	07/2025	KRW	23,430,049		17,098	0	(233)
	07/2025	THB	128,928		3,877	0	(93)
	07/2025	TWD	271,849		8,356	0	(1,004)
	07/2025		$32,087	BRL	187,623	2,447	0
	07/2025		6,252	CAD	8,572	43	0
	07/2025		2,780	EUR	2,406	54	0
	07/2025		1,910	IDR	31,099,975	8	0
	07/2025		2,106	TWD	62,422	43	0
	08/2025	TWD	313,918		$9,665	0	(1,248)
	08/2025		$1,295	CNH	9,278	6	0
	08/2025		19,525	INR	1,682,892	75	(8)
	09/2025	MXN	9,908		$516	0	(7)
CIB	07/2025	CAD	1,084		790	0	(6)
DUB	07/2025	ILS	10,011		2,889	0	(84)
	07/2025	KRW	395,450		290	0	(2)
	07/2025	SGD	125		97	0	(1)
	07/2025		$2,216	DKK	14,111	12	0
	07/2025		205,193	EUR	176,875	3,157	0
	07/2025		281	IDR	4,572,108	1	0
	07/2025		488	TWD	14,522	11	0
	08/2025	DKK	14,077		$2,216	0	(12)
	08/2025	EUR	176,487		205,193	0	(3,154)
	08/2025	TWD	72,981		2,230	0	(307)
	08/2025		$10,898	INR	940,097	46	0
	08/2025		4,622	TWD	147,192	495	0
	09/2025	MXN	152		$8	0	0
FAR	07/2025	AUD	28,072		18,112	0	(364)
	07/2025	BRL	43,956		7,833	0	(257)
	07/2025	CAD	234,341		172,805	720	(11)
	07/2025	CHF	7,153		8,686	0	(329)
	07/2025	CNH	8,575		1,193	0	(6)
	07/2025	JPY	12,461,876		86,868	330	0
	07/2025	SGD	316		245	0	(3)
	07/2025		$8,055	BRL	43,956	36	0
	07/2025		9,439	CHF	7,557	85	0
	07/2025		3,014	DKK	19,179	14	0
	07/2025		49,518	JPY	7,207,813	535	0
	07/2025		7,514	PLN	27,710	171	0
	07/2025		762	SGD	972	2	0
	08/2025	CHF	7,525		$9,439	0	(85)
	08/2025	CNH	28,756		4,019	0	(14)
	08/2025	DKK	19,132		3,014	0	(14)
	08/2025	JPY	7,181,307		49,518	0	(535)
	08/2025	SGD	1,118		879	0	(3)
	08/2025		$4,325	INR	374,024	30	0
	09/2025		4,274	BRL	23,967	70	0
	09/2025		6,529	MXN	127,130	191	0
GLM	07/2025	BRL	229,000		$39,084	0	(3,065)
	07/2025	CAD	561		410	0	(2)
	07/2025	TWD	26,891		827	0	(99)
	07/2025		$41,869	BRL	229,000	280	0
	07/2025		452	IDR	7,362,879	2	0
	07/2025		296	SGD	377	1	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

	07/2025		86	TWD	2,791	10	0
	07/2025		12	ZAR	222	0	0
	08/2025	SGD	376		$296	0	(1)
	08/2025		$157	TWD	5,171	22	0
	09/2025		10,332	BRL	58,181	213	0
	10/2025	BRL	212,400		$34,867	0	(3,336)
	04/2026		57,300		9,723	0	(134)
IND	07/2025		$935	SEK	8,846	0	0
	08/2025	SEK	8,827		$935	0	0
	08/2025		$489,485	JPY	69,215,963	0	(7,221)
JPM	07/2025	BRL	106,233		$19,467	0	(86)
	07/2025	CHF	403		492	0	(16)
	07/2025	CNH	16,247		2,251	0	(21)
	07/2025	DKK	14,529		2,200	0	(93)
	07/2025	KRW	2,204,920		1,611	0	(20)
	07/2025	NZD	2,869		1,711	0	(38)
	07/2025	PLN	6,893		1,835	0	(77)
	07/2025	SGD	8,363		6,511	0	(67)
	07/2025	TWD	158,986		4,889	0	(585)
	07/2025		$19,045	BRL	106,233	507	0
	07/2025		2,734	CAD	3,741	14	0
	07/2025		13,521	PLN	49,977	339	0
	07/2025		620	SGD	794	4	0
	07/2025		845	ZAR	15,098	7	0
	08/2025	CNH	44,570		$6,215	0	(35)
	08/2025	SGD	793		620	0	(4)
	08/2025	TWD	157,990		4,848	0	(644)
	08/2025		$1,020	EUR	868	5	0
	08/2025		2,915	INR	252,783	27	0
	04/2026	BRL	91,000		$15,355	0	(300)
MBC	07/2025	CAD	118,629		86,593	0	(535)
	07/2025	CHF	10		12	0	0
	07/2025	CNH	7,789		1,081	0	(8)
	07/2025	EUR	4,126		4,722	0	(137)
	07/2025	JPY	569,198		3,962	9	0
	07/2025	PLN	4,928		1,316	0	(51)
	07/2025	SGD	20,091		15,661	0	(140)
	07/2025	THB	64,720		1,955	0	(37)
	07/2025	TWD	76,693		2,353	0	(287)
	07/2025		$52,248	CAD	71,816	490	0
	07/2025		3,740	EUR	3,213	44	0
	07/2025		1,258	GBP	915	0	(2)
	07/2025		539	IDR	8,760,390	1	0
	07/2025		16,372	SGD	21,172	279	0
	07/2025		94	TWD	2,783	2	0
	08/2025	CAD	67,506		$49,192	0	(466)
	08/2025	CNH	22,287		3,099	0	(26)
	08/2025	JPY	8,097		56	0	0
	08/2025	SGD	21,124		16,372	0	(283)
	08/2025	TWD	183,529		5,858	0	(523)
	08/2025		$749	CAD	1,028	7	0
MYI	07/2025	JPY	281,510		$1,949	0	(6)
	07/2025		$840	CAD	1,148	3	0
	07/2025		16,630	JPY	2,423,831	202	0
	07/2025		1,375	NOK	13,867	1	0
	07/2025		39	PLN	145	1	0
	08/2025	CNH	29,310		$4,094	0	(16)
	08/2025	JPY	2,414,920		16,630	0	(202)
	08/2025	NOK	13,865		1,375	0	(1)
	10/2025	BRL	22,300		3,662	0	(349)
NGF	07/2025		$5,406	IDR	88,124,434	28	0
SCX	07/2025	CAD	10,960		$7,988	7	(68)
	07/2025	ILS	152		44	0	(1)
	07/2025	NZD	237		143	0	(1)
	07/2025	TWD	8,880		305	0	(1)
	07/2025		$2,304	CAD	3,179	30	0
	07/2025		2,101	IDR	34,242,403	10	0
	07/2025		187	JPY	27,002	1	0
	07/2025		3,269	SGD	4,217	47	0
	07/2025		816	TWD	24,251	19	0
	08/2025	CNH	50,496		$7,069	0	(12)
	08/2025	JPY	26,902		187	0	(1)
	08/2025	SGD	4,207		3,269	0	(48)
	08/2025	TWD	42,910		1,315	0	(177)
	08/2025		$3,052	INR	262,028	0	(2)
SOG	07/2025		1,707	CAD	2,328	3	0
	07/2025		27,714	JPY	4,000,468	66	0
	07/2025		144	NOK	1,444	0	(1)
	08/2025	JPY	3,985,788		$27,714	0	(67)
	08/2025	NOK	1,443		144	1	0
	08/2025		$17	INR	1,510	0	0
SSB	07/2025	CAD	2,327		$1,705	0	(4)
	07/2025		$12,853	GBP	9,492	177	0
	08/2025	CAD	1,024		$751	0	(2)
	08/2025		$1,705	CAD	2,323	4	0
UAG	07/2025	CAD	478		$350	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

07/2025	ILS	1,515	422	0	(28)
07/2025	JPY	183,681	1,269	0	(7)
07/2025	KRW	337,731	249	0	(1)
07/2025	NOK	5,254	517	0	(4)
07/2025	THB	10,277	309	0	(7)
07/2025	$249	KRW	337,894	1	0

Total Forward Foreign Currency Contracts	$12,456	$(39,399)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU «	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	31,400	$(1,428)	$(860)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	12,900	$(115)	$(128)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	12,900	(115)	(80)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	13,800	(318)	(269)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	13,800	(318)	(92)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	42,400	(512)	(460)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	42,400	(512)	(26)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	34,200	(310)	(308)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	34,200	(310)	(241)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	86,900	(797)	(955)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	86,900	(797)	(505)

$(4,104)	$(3,064)

Total Written Options	$(5,532)	$(3,924)

SWAP AGREEMENTS:
COMMODITY FORWARD SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Payment Frequency	Maturity Date	# of Units	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	EUROBOBCO	$11.350	Maturity	09/30/2025	3,000	$0	$7	$7	$0
Pay	EUROBOBCO	13.410	Maturity	09/30/2025	3,000	0	(1)	0	(1)
Receive	EUROBOBCO	5.050	Maturity	12/31/2025	6,000	0	14	14	0
Receive	EUROBOBCO	7.800	Maturity	12/31/2025	12,000	0	39	39	0
Pay	EUROBOBCO	6.550	Maturity	12/31/2025	3,000	0	(2)	0	(2)
Receive	NAPGASFO Index	6.500	Maturity	07/31/2025	3,000	0	(1)	0	(1)
Receive	NAPGASFO Index	7.375	Maturity	09/30/2025	33,000	6	(33)	0	(27)
Receive	NAPGASFO Index	5.880	Maturity	12/31/2025	12,000	0	0	0	0
Receive	NAPGASFO Index	7.860	Maturity	12/31/2025	36,000	(3)	(55)	0	(58)
JPM	Receive	EUROBOBCO	7.600	Maturity	12/31/2025	6,000	0	21	21	0

$3	$(11)	$81	$(89)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	BCOMTR Index	282,661	(0.500)%	Monthly	09/30/2025	$46,331	$0	$1,004	$1,004	$0
Receive	BCOMTR2 Index	1,351,922	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	265,891	0	(9,428)	0	(9,428)
BPS	Receive	BCOMF1NTC Index	159,133	0.120%	Monthly	03/16/2026	20,262	0	1	1	0
Receive	BCOMF1TC Index	4,451,517	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	500,330	0	(17,408)	0	(17,408)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

	Receive	BCOMTR Index	356,750	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	92,916	(425)	(2,784)	0	(3,209)
	Receive	BCOMTR1 Index	581,388	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	57,505	0	(2,007)	0	(2,007)
CBK	Receive	CIXBSTR3 Index	529,485	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	151,492	0	(5,352)	0	(5,352)
CIB	Receive	PIMCODB Index	648,093	0.000%	Monthly	06/15/2026	133,951	0	(4,228)	0	(4,228)
GST	Pay	BCOMTR Index	1,392,750	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	362,746	0	12,656	12,656	0
	Pay	SPGCINP Index	47,036	(0.070)%	Monthly	01/15/2026	9,733	0	(242)	0	(242)
	Receive	BCOMF1NTC Index	12,344	4.435% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	4,395	0	2	2	0
	Receive	BCOMF1TC Index	307,379	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	128,004	0	(4,454)	0	(4,454)
	Receive	BCOMTR1 Index	374,091	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	108,632	0	(3,790)	0	(3,790)
	Receive	BCOMTR2 Index	302,690	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	80,421	0	(2,859)	0	(2,859)
	Receive	BCOMF1TC Index	705,858	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	293,945	0	(10,227)	0	(10,227)
	Receive	BCOMTR Index	1,709,269	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	445,184	0	(15,532)	0	(15,532)
	Receive	BCOMTR1 Index	708,060	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	205,612	0	(7,174)	0	(7,174)
	Receive	BCOMTR2 Index	572,918	4.375% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/16/2032	152,216	0	(5,350)	0	(5,350)
	Receive	CMDSKEWLS Index	124,170	0.250%	Monthly	08/16/2032	49,721	0	(1,050)	0	(1,050)
JPM	Receive	BCOMTR Index	467,972	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/15/2025	121,885	0	(4,252)	0	(4,252)
	Receive	JMABNIC5 Index	582,573	0.000%	Monthly	08/15/2025	107,899	0	(3,464)	0	(3,464)
	Pay	BCOMTR Index	238,818	4.155% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	62,201	0	2,165	2,165	0
	Receive	JMABNIC5 Index	5,678	0.000%	Monthly	07/15/2026	1,050	0	(34)	0	(34)
MAC	Receive	PIMCODB Index	422,144	0.000%	Monthly	08/17/2026	83,780	0	(2,649)	0	(2,649)
MEI	Receive	BCOMTR Index	618,006	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	160,962	0	(5,615)	0	(5,615)
	Receive	BCOMTR1 Index	981,021	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	209,538	0	(7,311)	0	(7,311)
MYC	Receive	BCOMTR1 Index	305,679	4.385% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	231,070	0	(8,065)	0	(8,065)
RBC	Receive	RBCAEC0T Index	838,405	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	74,260	0	(2,569)	0	(2,569)
	Receive	RBCAECR1 Index	303,641	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	38,275	0	(1,317)	0	(1,317)
	Receive	RBCAECT0 Index	3,202,387	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	01/15/2026	278,000	0	(9,609)	0	(9,609)

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

SOG	Receive	BCOMTR Index	2,525	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	658	0	(23)	0	(23)
UAG	Receive	BCOMTR Index	36,914	4.365% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	02/17/2026	9,614	0	(335)	0	(335)

								$(425)	$(121,300)	$15,828	$(137,553)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.460%	Maturity	08/11/2025	$625,000	$0	$2,288	$2,288	$0
SOG	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.480% (FEDL01 plus a specified spread)	Maturity	07/21/2025	450,000	0	2,344	2,344	0

								$0	$4,632	$4,632	$0

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(3)		4.080%	Maturity	10/16/2025	$93,889	$0	$885	$885	$0
	Pay	GOLDLNPM Index(3)		4.203	Maturity	10/22/2025	16,933	0	177	177	0
	Pay	GOLDLNPM Index(3)		6.325	Maturity	04/10/2026	66,938	0	2,263	2,263	0

								$0	$3,325	$3,325	$0

Total Swap Agreements								$(422)	$(113,354)	$23,866	$(137,642)

(l)

Securities with an aggregate market value of $118,531 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)					Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

(3)					Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$7,147	$649		$7,796
Industrials					0		893	0		893
U.S. Government Agencies					0		628,144	0		628,144
U.S. Treasury Obligations					0		2,630,035	0		2,630,035
Non-Agency Mortgage-Backed Securities					0		38,255	0		38,255
Asset-Backed Securities
CMBS Other					0		23,939	0		23,939
Home Equity Other					0		92,177	0		92,177
Home Equity Sequential					0		146	0		146
Manufacturing House ABS Other					0		1,921	0		1,921
Whole Loan Collateral					0		31,240	0		31,240
Other ABS					0		184,214	8,246		192,460
Sovereign Issues					0		324,799	0		324,799
Preferred Securities
Banking & Finance					0		3,902	0		3,902
Short-Term Instruments
Commercial Paper					0		63,881	0		63,881
Mutual Funds					0		1,163	0		1,163
Repurchase Agreements					0		380,300	0		380,300
U.S. Treasury Bills					0		118,587	0		118,587

					$0		$4,530,743	$8,895		$4,539,638
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$7,177		$0	$0		$7,177

Total Investments					$7,177		$4,530,743	$8,895		$4,546,815

Short Sales, at Value - Liabilities

Consolidated Schedule of Investments PIMCO CommodityRealReturn Strategy Fund® (Cont.)	June 30, 2025 (Unaudited)

U.S. Government Agencies	$0	$(84,198)	$0	$(84,198)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	6,503	4,249	0	10,752
Over the counter	0	35,318	1,004	36,322

	$6,503	$39,567	$1,004	$47,074
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4,486)	(6,274)	0	(10,760)
Over the counter	0	(180,965)	0	(180,965)

	$(4,486)	$(187,239)	$0	$(191,725)

Total Financial Derivative Instruments	$2,017	$(147,672)	$1,004	$(144,651)

Totals	$9,194	$4,298,873	$9,899	$4,317,966

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Credit Opportunities Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Bausch & Lomb Corp. 8.571% (TSFR1M + 4.250%) due 06/26/2030 ~		$1,100	$1,103
BDO U.S.A PC 9.316% (TSFR1M + 5.000%) due 08/31/2028 «~		1,258	1,262

Total Loan Participations and Assignments (Cost $2,359)			2,365

CORPORATE BONDS & NOTES 55.8%
BANKING & FINANCE 18.2%
Alexandria Real Estate Equities, Inc. 5.500% due 10/01/2035		1,000	1,012
Allstate Corp. 7.526% due 08/15/2053 ~		300	300
Ally Financial, Inc. 4.750% due 06/09/2027		1,500	1,509
American Homes 4 Rent LP 3.375% due 07/15/2051		1,000	662
Antares Holdings LP 3.750% due 07/15/2027		250	240
Ares Capital Corp. 7.000% due 01/15/2027		300	310
Ares Strategic Income Fund 5.600% due 02/15/2030		200	199
Assured Guaranty U.S. Holdings, Inc. 6.125% due 09/15/2028		200	210
Athene Global Funding
5.322% due 11/13/2031		600	605
5.583% due 01/09/2029		400	411
Aviation Capital Group LLC
1.950% due 09/20/2026		100	97
3.500% due 11/01/2027		1,986	1,936
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		2,600	2,473
Bank of America Corp. 4.948% due 07/22/2028 •		2,900	2,934
BGC Group, Inc.
4.375% due 12/15/2025		100	100
6.150% due 04/02/2030		200	203
6.600% due 06/10/2029		100	104
Blue Owl Finance LLC 3.125% due 06/10/2031		2,100	1,866
BNP Paribas SA 7.375% due 06/11/2030 •(e)(f)	EUR	800	1,040
BPCE SA 7.003% due 10/19/2034 •		$2,900	3,187
Canary Wharf Group Investment Holdings PLC 1.750% due 04/07/2026	EUR	1,000	1,162
Citadel LP 6.000% due 01/23/2030		$100	103
Citadel Securities Global Holdings LLC 6.200% due 06/18/2035		250	257
Citibank NA 5.570% due 04/30/2034		250	261
Corebridge Global Funding 4.900% due 01/07/2028		100	102
CPI Property Group SA
4.000% due 01/22/2028 þ	GBP	300	393
6.000% due 01/27/2032	EUR	1,600	1,920
Crown Castle, Inc. 5.600% due 06/01/2029		$2,700	2,788
EPR Properties
4.500% due 06/01/2027		150	149
4.950% due 04/15/2028		200	200
Fairfax Financial Holdings Ltd. 6.000% due 12/07/2033		50	52
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		800	795
4.389% due 01/08/2026		1,800	1,792
5.800% due 03/05/2027		250	252
5.850% due 05/17/2027		1,000	1,008
GA Global Funding Trust 5.400% due 01/13/2030		150	154

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

GLP Capital LP 6.750% due 12/01/2033		400	428
Goldman Sachs Group, Inc. 5.734% due 01/28/2056 •		600	600
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		900	901
HAT Holdings LLC
3.375% due 06/15/2026		279	273
8.000% due 06/15/2027		270	282
Highwoods Realty LP 4.200% due 04/15/2029		900	876
Hudson Pacific Properties LP 4.650% due 04/01/2029		100	90
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		600	486
6.625% due 06/20/2033		1,700	1,847
7.200% due 11/28/2033		1,300	1,460
7.700% due 09/17/2025 •(e)(f)		800	803
Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		600	496
4.875% due 02/01/2035		600	582
5.500% due 08/15/2033		2,300	2,337
Itau Unibanco Holding SA 6.000% due 02/27/2030		800	821
JPMorgan Chase & Co. 3.540% due 05/01/2028 •		6,000	5,913
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	316	370
Kilroy Realty LP 3.050% due 02/15/2030		$1,000	905
Ladder Capital Finance Holdings LLLP 5.500% due 08/01/2030 (a)		500	504
Lazard Group LLC 6.000% due 03/15/2031		100	105
Lloyds Banking Group PLC 6.068% due 06/13/2036 •		5,900	6,068
Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026		50	51
Newmark Group, Inc. 7.500% due 01/12/2029		1,300	1,376
Nomura Holdings, Inc. 1.851% due 07/16/2025		900	899
Pacific Life Global Funding 4.955% due 01/27/2028 ~		800	799
Piedmont Operating Partnership LP 2.750% due 04/01/2032		800	667
RGA Global Funding 5.500% due 01/11/2031		100	103
Rocket Mortgage LLC 2.875% due 10/15/2026 (j)		1,800	1,757
Sagax Euro Mtn NL BV 1.000% due 05/17/2029	EUR	800	864
Santander Holdings USA, Inc. 5.473% due 03/20/2029 •		$100	102
SLM Corp. 3.125% due 11/02/2026		2,400	2,354
Sumitomo Mitsui Financial Group, Inc. 5.632% due 01/15/2035		800	828
Thames SSNM 9.750% due 10/10/2027 «	GBP	42	54
UBS Group AG
4.375% due 02/10/2031 •(e)(f)		$2,000	1,773
4.988% due 08/05/2033 •		1,400	1,396
6.537% due 08/12/2033 •		600	653
9.016% due 11/15/2033 •		1,900	2,350
9.250% due 11/13/2028 •(e)(f)		2,000	2,188
UniCredit SpA 7.500% due 06/03/2026 •(e)(f)	EUR	800	979
Wells Fargo & Co.
3.526% due 03/24/2028 •		$200	197
5.198% due 01/23/2030 •		1,000	1,025
Welltower OP LLC 4.500% due 12/01/2034	GBP	1,100	1,407
Weyerhaeuser Co.
4.000% due 04/15/2030		$2,000	1,952
4.000% due 03/09/2052		3,025	2,276
4.750% due 05/15/2026		600	601

			83,584

INDUSTRIALS 32.7%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026		400	402
Altice France SA 5.125% due 07/15/2029		1,060	877

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

American Airlines Pass-Through Trust
3.200% due 12/15/2029		182	175
3.375% due 11/01/2028		150	146
3.575% due 07/15/2029		60	58
3.700% due 04/01/2028		92	91
American Builders & Contractors Supply Co., Inc. 4.000% due 01/15/2028		1,800	1,762
Amgen, Inc. 5.250% due 03/02/2033		2,700	2,766
Ardagh Metal Packaging Finance USA LLC 2.000% due 09/01/2028	EUR	2,200	2,462
Ashtead Capital, Inc. 5.950% due 10/15/2033		$200	207
BCP V Modular Services Finance PLC 4.750% due 11/30/2028	EUR	600	696
Block, Inc. 3.500% due 06/01/2031		$2,600	2,387
Boeing Co.
3.950% due 08/01/2059		2,350	1,608
5.705% due 05/01/2040		300	297
5.805% due 05/01/2050		500	480
5.930% due 05/01/2060		500	476
6.528% due 05/01/2034		3,200	3,479
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		3,400	3,299
Boparan Finance PLC 9.375% due 11/07/2029	GBP	600	855
Boston Scientific Corp. 2.650% due 06/01/2030		$3,641	3,372
Broadcom, Inc. 5.150% due 11/15/2031		100	103
Burberry Group PLC 5.750% due 06/20/2030	GBP	200	275
CAB SELAS 3.375% due 02/01/2028 (j)	EUR	1,323	1,485
Cameron LNG LLC 2.902% due 07/15/2031		$1,500	1,363
Canadian Pacific Railway Co. 2.450% due 12/02/2031		2,100	1,845
Carnival Corp. 4.000% due 08/01/2028		5,600	5,484
Centene Corp. 2.450% due 07/15/2028		2,100	1,952
Cerved Group SpA 6.000% due 02/15/2029	EUR	400	457
CGI, Inc. 1.450% due 09/14/2026		$100	97
Chanel Ceres PLC 1.000% due 07/31/2031	EUR	3,100	3,211
Cheniere Energy Partners LP
3.250% due 01/31/2032 (j)		$2,300	2,063
5.750% due 08/15/2034		1,500	1,541
Cheniere Energy, Inc. 5.650% due 04/15/2034		1,800	1,844
Cheplapharm Arzneimittel GmbH
7.125% due 06/15/2031 (a)	EUR	1,200	1,425
7.500% due 05/15/2030		1,700	2,047
Choice Hotels International, Inc. 3.700% due 01/15/2031		$550	510
Constellation Brands, Inc. 2.250% due 08/01/2031		1,800	1,560
Coterra Energy, Inc. 5.400% due 02/15/2035		400	396
Cox Communications, Inc. 3.500% due 08/15/2027		800	785
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		927	878
Diamondback Energy, Inc. 5.400% due 04/18/2034		2,000	2,007
DT Midstream, Inc. 5.800% due 12/15/2034		125	127
ELO SACA 5.875% due 04/17/2028	EUR	2,100	2,370
Energy Transfer LP 5.000% due 05/15/2044		$1,100	953
Enterprise Products Operating LLC 4.950% due 02/15/2035		1,000	997
Esercizi Aeroportuali SEA SpA 3.500% due 10/09/2025	EUR	800	943
Essent Group Ltd. 6.250% due 07/01/2029		$100	104
Expand Energy Corp. 5.700% due 01/15/2035		100	101
FirstEnergy Pennsylvania Electric Co. 5.150% due 03/30/2026		100	100

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Fiserv, Inc. 3.500% due 07/01/2029		2,200	2,120
Gartner, Inc.
3.625% due 06/15/2029		1,223	1,164
3.750% due 10/01/2030		1,200	1,124
goeasy Ltd. 9.250% due 12/01/2028		1,800	1,906
Grifols SA 2.250% due 11/15/2027	EUR	1,700	1,958
HCA, Inc.
3.500% due 09/01/2030		$2,700	2,554
5.450% due 09/15/2034		100	101
5.950% due 09/15/2054		200	195
Hyundai Capital America
5.500% due 03/30/2026		300	302
5.509% due 08/04/2025 •		300	300
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (b)		1,000	1,027
Ingevity Corp. 3.875% due 11/01/2028		1,150	1,098
International Distribution Services PLC 7.375% due 09/14/2030	GBP	2,500	3,609
JetBlue Airways Corp. 9.875% due 09/20/2031		$1,125	1,095
Las Vegas Sands Corp. 3.900% due 08/08/2029		3,200	3,049
Leidos, Inc. 2.300% due 02/15/2031		3,800	3,327
Mahle GmbH 2.375% due 05/14/2028	EUR	400	449
Manuchar Group SARL 7.250% due 06/30/2027		800	961
Market Bidco Finco PLC 4.750% due 11/04/2027		1,900	2,233
Mars, Inc. 4.800% due 03/01/2030		$600	608
Marvell Technology, Inc.
5.450% due 07/15/2035		1,800	1,813
5.750% due 02/15/2029		70	73
Mattel, Inc. 3.375% due 04/01/2026		2,500	2,469
Mileage Plus Holdings LLC 6.500% due 06/20/2027		40	40
MSCI, Inc. 3.625% due 11/01/2031		3,800	3,504
NetApp, Inc. 5.500% due 03/17/2032		100	103
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «		500	377
Occidental Petroleum Corp.
5.000% due 08/01/2027		100	101
5.200% due 08/01/2029		100	100
Opal Bidco SAS 5.500% due 03/31/2032	EUR	2,000	2,409
Organon & Co. 2.875% due 04/30/2028		2,000	2,302
Permian Resources Operating LLC
5.375% due 01/15/2026		$600	601
6.250% due 02/01/2033		1,700	1,717
Pinnacle Bidco PLC 8.250% due 10/11/2028	EUR	700	867
PRA Health Sciences, Inc. 2.875% due 07/15/2026		$1,000	976
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		1,700	1,692
5.500% due 04/01/2028		1,400	1,418
Schlumberger Holdings Corp. 5.000% due 06/01/2034		1,800	1,780
Sealed Air Corp. 1.573% due 10/15/2026		1,300	1,245
Silgan Holdings, Inc. 1.400% due 04/01/2026		900	876
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		196	180
Stryker Corp. 1.000% due 12/03/2031	EUR	1,600	1,654
Synopsys, Inc. 5.000% due 04/01/2032		$3,300	3,344
Synthos SA 2.500% due 06/07/2028 (j)	EUR	1,100	1,225
Teva Pharmaceutical Finance Netherlands BV
3.150% due 10/01/2026		$707	694
5.750% due 12/01/2030		700	713
8.125% due 09/15/2031		600	680
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	42	63

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Thames Water Utilities Finance PLC 1.250% due 01/31/2034	EUR	1,000	760
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (c)	GBP	6	7
TopBuild Corp. 4.125% due 02/15/2032		$1,100	1,021
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	900	957
United Airlines Pass-Through Trust
5.800% due 07/15/2037		$573	587
5.875% due 04/15/2029		40	41
United Airlines, Inc. 4.375% due 04/15/2026		1,200	1,193
United Rentals North America, Inc. 3.875% due 11/15/2027		2,600	2,547
UnitedHealth Group, Inc. 5.150% due 07/15/2034		2,300	2,324
Vail Resorts, Inc. 5.625% due 07/15/2030 (a)		400	402
Var Energi ASA 8.000% due 11/15/2032		700	794
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,000	1,887
3.875% due 11/01/2033		1,125	985
4.125% due 08/15/2031		1,300	1,204
Vmed O2 U.K. Financing PLC 5.625% due 04/15/2032	EUR	2,700	3,267
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		$400	402
Williams Cos., Inc. 5.150% due 03/15/2034		2,400	2,396
Woodside Finance Ltd. 6.000% due 05/19/2035		200	204
Yorkshire Water Finance PLC 6.375% due 11/18/2034	GBP	2,300	3,263
ZF Europe Finance BV 6.125% due 03/13/2029 (j)	EUR	700	811

			150,166

UTILITIES 4.9%
Anglian Water Osprey Financing PLC 4.000% due 03/08/2026	GBP	1,300	1,765
CMS Energy Corp. 2.950% due 02/15/2027		$100	98
Constellation Energy Generation LLC 6.125% due 01/15/2034		1,800	1,940
Edison International
6.250% due 03/15/2030		300	305
6.950% due 11/15/2029		100	104
EP Infrastructure AS
1.698% due 07/30/2026	EUR	800	932
1.816% due 03/02/2031		100	106
2.045% due 10/09/2028		100	113
FirstEnergy Corp. 2.250% due 09/01/2030		$1,700	1,510
Gazprom PJSC Via Gaz Finance PLC 2.950% due 01/27/2029		1,500	1,072
Lorca Telecom Bondco SA 5.750% due 04/30/2029	EUR	1,900	2,341
ONEOK, Inc. 5.550% due 11/01/2026		$1,500	1,521
Pacific Gas & Electric Co.
2.500% due 02/01/2031		400	347
3.300% due 12/01/2027		200	194
3.950% due 12/01/2047		1,200	848
4.550% due 07/01/2030		400	391
San Diego Gas & Electric Co. 5.400% due 04/15/2035		1,400	1,430
Southern California Edison Co. 1.200% due 02/01/2026		1,100	1,072
TDC Net AS 5.186% due 08/02/2029	EUR	2,100	2,590
United Utilities Water Finance PLC 3.500% due 02/27/2033		1,900	2,225

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Vistra Operations Co. LLC 6.950% due 10/15/2033		$1,307	1,436

			22,340

Total Corporate Bonds & Notes (Cost $248,893)			256,090

CONVERTIBLE BONDS & NOTES 0.5%
INDUSTRIALS 0.5%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	2,200	2,446

Total Convertible Bonds & Notes (Cost $2,316)			2,446

U.S. GOVERNMENT AGENCIES 6.5%
Freddie Mac 5.992% due 11/25/2055 «~		$351	228
Ginnie Mae, TBA 6.000% due 08/01/2055		700	710
Uniform Mortgage-Backed Security
3.000% due 05/01/2052		177	154
4.000% due 11/01/2053		957	890
4.500% due 07/01/2052 - 01/01/2053		13,240	12,694
5.000% due 08/01/2052 - 08/01/2053		2,587	2,548
Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055 - 08/01/2055		12,900	12,641

Total U.S. Government Agencies (Cost $29,116)			29,865

U.S. TREASURY OBLIGATIONS 3.3%
U.S. Treasury Bonds
4.625% due 02/15/2055		5,098	4,964
U.S. Treasury Notes
4.125% due 10/31/2029 (l)(n)		9,900	10,044

Total U.S. Treasury Obligations (Cost $14,877)			15,008

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
American Home Mortgage Investment Trust 6.460% due 11/25/2045 •		30	11
Banc of America Funding Trust
4.750% due 09/20/2047 ~		263	229
7.000% due 10/25/2037		103	74
Banc of America Mortgage Trust 4.073% due 10/25/2035 ~		319	258
BCAP LLC Trust
4.874% due 05/25/2047 •		91	83
6.000% due 07/26/2037 ~		72	65
Bear Stearns ALT-A Trust 4.037% due 04/25/2037 ~		254	176
BX Commercial Mortgage Trust 5.325% due 02/15/2039 •		265	265
Chase Mortgage Finance Trust 5.579% due 09/25/2036 ~		44	40
CIM Trust 5.000% due 05/25/2062 ~		599	601
Citigroup Mortgage Loan Trust 6.000% due 11/25/2036		16	17
Countrywide Alternative Loan Trust
4.622% due 09/20/2046 •		45	47
4.734% due 06/25/2035 •		231	148
4.814% due 07/25/2046 •		40	42
4.814% due 09/25/2046 •		195	190
4.834% due 04/25/2035 •		216	166
5.054% due 11/25/2035 •		86	82
5.734% due 10/25/2035 •		122	84
5.750% due 07/25/2035		91	56
6.000% due 08/25/2036 •		201	114
6.000% due 05/25/2037		594	246
Countrywide Home Loan Mortgage Pass-Through Trust
4.157% due 09/25/2037 ~		56	51
5.750% due 07/25/2037		83	39
6.000% due 10/25/2034		3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060		603	531
4.307% due 12/29/2037 ~		3,574	1,856
6.000% due 07/25/2036		581	268
DBGS Mortgage Trust 5.821% due 10/15/2036 •		1,000	991
Deutsche Alt-A Securities Mortgage Loan Trust
4.584% due 02/25/2047 •		1,593	894
4.634% due 08/25/2037 •		20	17
First Horizon Alternative Mortgage Securities Trust
4.706% due 08/25/2035 ~		49	41
6.000% due 05/25/2036		6	2

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	254	100
IndyMac INDX Mortgage Loan Trust
3.961% due 11/25/2035 ~	218	207
4.380% due 05/25/2037 ~	76	65
4.934% due 02/25/2037 •	199	132
LUX 7.002% due 08/15/2040 •	500	504
MASTR Adjustable Rate Mortgages Trust 7.059% due 11/25/2034 ~	57	56
Merrill Lynch Alternative Note Asset Trust 4.654% due 03/25/2037 •	1,736	409
Morgan Stanley Mortgage Loan Trust 3.368% due 11/25/2037 ~	241	168
Residential Accredit Loans, Inc. Trust
4.061% due 12/26/2034 ~	214	72
4.784% due 08/25/2035 •	292	235
5.436% due 07/25/2035 ~	13	12
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 10/25/2036	11	9
VASA Trust 5.326% due 07/15/2039 •	500	486
WaMu Mortgage Pass-Through Certificates Trust
4.351% due 12/25/2036 ~	89	81
5.197% due 07/25/2047 •	50	43

Total Non-Agency Mortgage-Backed Securities (Cost $12,595)		10,266

ASSET-BACKED SECURITIES 2.9%
CMBS OTHER 0.1%
AREIT Trust 6.426% due 08/17/2041 •	490	491

HOME EQUITY OTHER 2.4%
ABFC Trust
5.434% due 06/25/2037 •	256	214
5.484% due 03/25/2034 •	368	359
ACE Securities Corp. Home Equity Loan Trust 5.259% due 12/25/2045 •	463	354
Bear Stearns Asset-Backed Securities Trust 6.234% due 07/25/2034 •	88	96
Citigroup Mortgage Loan Trust 4.754% due 12/25/2036 •	843	462
GSAMP Trust
4.554% due 12/25/2036 •	384	191
4.894% due 12/25/2046 •	325	161
HSI Asset Securitization Corp. Trust 5.214% due 11/25/2035 •	528	491
MASTR Asset-Backed Securities Trust
4.654% due 08/25/2036 •	463	170
4.734% due 08/25/2036 •	1,048	384
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 01/25/2037 •	3,127	1,185
4.574% due 10/25/2036 •	599	261
4.584% due 10/25/2036 •	1,512	783
4.584% due 12/25/2036 •	83	41
4.734% due 06/25/2036 •	132	114
4.894% due 09/25/2036 •	669	289
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	984	321
New Century Home Equity Loan Trust 7.434% due 01/25/2033 •	42	36
People's Financial Realty Mortgage Securities Trust 4.574% due 09/25/2036 •	3,384	835
Renaissance Home Equity Loan Trust 5.879% due 06/25/2037	2,099	541
Residential Asset Mortgage Products Trust 4.894% due 12/25/2035 •	940	783
Residential Asset Securities Corp. Trust 5.314% due 08/25/2034 •	120	120
SG Mortgage Securities Trust 4.794% due 02/25/2036 •	981	483
Structured Asset Investment Loan Trust
5.559% due 01/25/2035 •	1,024	885
5.814% due 04/25/2033 •	35	36
6.009% due 01/25/2035 •	1,102	912
6.159% due 01/25/2035 •	1,034	516

		11,023

WHOLE LOAN COLLATERAL 0.4%
Bear Stearns Asset-Backed Securities Trust 4.784% due 12/25/2035 •	233	112

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Lehman XS Trust 4.744% due 03/25/2037 •		512	476
Securitized Asset-Backed Receivables LLC Trust
4.934% due 03/25/2036 •		1,148	718
4.934% due 05/25/2036 •		686	354

			1,660

Total Asset-Backed Securities (Cost $15,805)			13,174

SOVEREIGN ISSUES 2.8%
Argentina Government International Bond 3.500% due 07/09/2041		685	426
Australia Government International Bond 1.000% due 11/21/2031	AUD	900	502
Japan Government International Bond
2.000% due 12/20/2044	JPY	190,000	1,249
2.200% due 03/20/2064		78,000	436
2.400% due 03/20/2045		103,600	724
2.400% due 03/20/2055		10,000	64
Mexican Udibonos
3.000% due 12/03/2026 (d)	MXN	1,360	71
4.000% due 11/30/2028 (d)		12,751	666
Peru Government International Bond
5.400% due 08/12/2034	PEN	5,900	1,577
6.150% due 08/12/2032		1,109	324
6.950% due 08/12/2031		1,673	514
7.300% due 08/12/2033		3,500	1,078
Republic of South Africa Government International Bond
7.100% due 11/19/2036		$400	397
8.500% due 01/31/2037	ZAR	12,000	590
8.875% due 02/28/2035		58,820	3,102
Romania Government International Bond 5.250% due 03/10/2030	EUR	400	482
United Kingdom Gilt 4.375% due 07/31/2054	GBP	603	717

Total Sovereign Issues (Cost $12,534)			12,919

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA «(h)		937	32

Total Common Stocks (Cost $85)			32

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(h)		1	0

INFORMATION TECHNOLOGY 0.0%
Cineworld Group PLC - Exp. 11/23/2025 «(h)		5,979	0

Total Warrants (Cost $0)			0

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
JPMorgan Chase & Co. 6.500% due 04/01/2030 •(e)		700,000	723

Total Preferred Securities (Cost $700)			723

SHORT-TERM INSTRUMENTS 35.8%
MUTUAL FUNDS 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (g)		2,887,549	2,887

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

REPURCHASE AGREEMENTS (i) 35.2%		161,398

Total Short-Term Instruments (Cost $164,285)		164,285

Total Investments in Securities (Cost $503,565)		507,173

	SHARES
INVESTMENTS IN AFFILIATES 7.3%
SHORT-TERM INSTRUMENTS 7.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.3%
PIMCO Short-Term Floating NAV Portfolio III	3,458,324	33,674

Total Short-Term Instruments (Cost $33,665)		33,674

Total Investments in Affiliates (Cost $33,665)		33,674

Total Investments 117.8% (Cost $537,230)		$540,847
Financial Derivative Instruments (k)(m) (0.4)%(Cost or Premiums, net $7,241)		(1,826)
Other Assets and Liabilities, net (17.4)%		(79,946)

Net Assets 100.0%		$459,075

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				When-issued security.
(b)				Payment in-kind security.
(c)				Zero coupon security.
(d)				Principal amount of security is adjusted for inflation.
(e)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)				Contingent convertible security.
(g)				Coupon represents a 7-Day Yield.
(h)				RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Cineworld Group PLC - Exp. 11/23/2025						12/21/2020	$0	$0	0.00%
Constellation Oil 'D' - Exp. 06/10/2071						6/10/2022	0	0	0.00
Intelsat Emergence SA						11/12/2019 - 02/23/2024	85	32	0.01

							$85	$32	0.01%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)				REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.140%	06/23/2025	08/01/2025	$2,118	Meritage Homes Corp. 3.875% due 04/15/2029		$(2,139)	$2,118	$2,120
	4.440	06/30/2025	07/01/2025	12,500	U.S. Treasury Notes 3.625% due 03/31/2028		(12,770)	12,500	12,501
	4.450	06/30/2025	07/01/2025	72,900	U.S. Treasury Notes 4.375% due 11/30/2028		(74,519)	72,900	72,909
BPS	4.430	07/01/2025	07/02/2025	70,200	U.S. Treasury Notes 0.375% due 07/31/2027		(71,637)	70,200	70,200
BRC	4.130	06/23/2025	08/01/2025	1,998	Meritage Homes Corp. 5.650% due 03/15/2035		(2,043)	1,998	2,000
RDR	4.150	06/23/2025	08/01/2025	1,682	General Motors Co. 6.800% due 10/01/2027		(1,694)	1,682	1,684

Total Repurchase Agreements							$(164,802)	$161,398	$161,414

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BOS				4.300%	06/23/2025	08/01/2025	$(1,965)		$(1,967)
BRC				1.250	06/11/2025	TBD(3)	EUR	(378)	(446)
				1.350	06/11/2025	TBD(3)	(487)		(574)
				1.400	06/11/2025	TBD(3)	(501)		(591)
JML				1.350	06/11/2025	TBD(3)	(585)		(689)
JPS				4.300	06/23/2025	08/01/2025	$(1,317)		(1,318)

Total Reverse Repurchase Agreements									$(5,585)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Corporate Bonds & Notes (1.3)%
Industrials (1.3)%
General Motors Co.					6.800%	10/01/2027	$1,600	$(1,677)	$(1,694)
Meritage Homes Corp.					3.875	04/15/2029	2,200	(2,089)	(2,140)
Meritage Homes Corp.					5.650	03/15/2035	2,000	(1,998)	(2,043)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short Sales (1.3)%	$(5,764)	$(5,877)

(j)	Securities with an aggregate market value of $6,079 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(8,299) at a weighted average interest rate of 3.571%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	110	$275	$86	$47
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	114	285	56	28

$142	$75

Total Purchased Options	$142	$75

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	6	$6	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	6	6	(2)	(2)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	2	2	(1)	(1)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	2	2	0	0
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	2	2	(1)	(1)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	2	2	(1)	0

$(6)	$(5)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	7	$7	$(2)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	13	13	(6)	0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	7	7	(2)	(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	7	7	(2)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	20	20	(8)	(11)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	7	7	(2)	(3)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	7	7	(2)	(5)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	110	275	(30)	(15)

$(54)	$(36)

Total Written Options	$(60)	$(41)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	156	$37,569	$74	$8	$0
3-Month SOFR Active Contract December Futures	03/2027	154	37,333	293	13	0
3-Month SOFR Active Contract December Futures	03/2028	201	48,634	444	15	0
3-Month SOFR Active Contract June Futures	09/2025	324	77,489	(207)	0	(6)
3-Month SOFR Active Contract June Futures	09/2026	556	134,580	931	49	0
3-Month SOFR Active Contract June Futures	09/2027	194	46,999	385	14	0
3-Month SOFR Active Contract March Futures	06/2026	556	134,274	618	42	0
3-Month SOFR Active Contract March Futures	06/2027	154	37,328	293	12	0
3-Month SOFR Active Contract September Futures	12/2026	34	8,239	(3)	3	0
3-Month SOFR Active Contract September Futures	12/2027	323	78,202	720	24	0
Euro-Bund September Futures	09/2025	3	460	(4)	0	(1)
U.S. Treasury 2-Year Note September Futures	09/2025	153	31,828	123	8	0
U.S. Treasury 5-Year Note September Futures	09/2025	714	77,826	879	95	0
U.S. Treasury 10-Year Note September Futures	09/2025	96	10,764	183	30	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	79	9,027	200	38	0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures				09/2025	2		238	7		3	0

								$4,936		$354	$(7)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

Euro-Bobl September Futures				09/2025	145		$(20,100)	$79		$43	$(14)

Total Futures Contracts								$5,015		$397	$(21)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Air France-KLM	(5.000)%	Quarterly	12/20/2029	1.697%	EUR	1,700	$(210)	$(68)	$(278)	$0	$(2)
Beazer Homes USA, Inc.	(5.000)	Quarterly	12/20/2029	3.187		$3,900	(364)	85	(279)	0	(5)
Ford Motor Co.	(5.000)	Quarterly	12/20/2029	1.710		7,300	(1,023)	55	(968)	0	(6)
General Motors Co.	(5.000)	Quarterly	12/20/2029	1.129		4,100	(698)	46	(652)	0	(5)
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.225		2,300	(327)	(63)	(390)	0	(5)
Jaguar Land Rover Automotive	(5.000)	Quarterly	12/20/2029	2.068	EUR	2,600	(323)	(50)	(373)	0	(1)
KB Home	(5.000)	Quarterly	12/20/2029	1.486		$3,600	(538)	23	(515)	0	0
Laxness AG	(1.000)	Quarterly	12/20/2029	1.445	EUR	2,000	48	(5)	43	0	0
Lennar Corp.	(5.000)	Quarterly	12/20/2029	0.862		$2,000	(375)	33	(342)	0	(1)
Macy's Retail Holdings LLC	(1.000)	Quarterly	06/20/2030	2.973		2,300	279	(87)	192	0	(4)
PulteGroup, Inc.	(5.000)	Quarterly	12/20/2029	0.779		2,000	(375)	26	(349)	0	(1)
Stellantis NV	(5.000)	Quarterly	12/20/2029	1.601	EUR	950	(155)	(5)	(160)	2	0
Target Corp.	(1.000)	Quarterly	06/20/2030	0.476		$4,300	(88)	(16)	(104)	0	(1)
Toll Brothers Finance Corp.	(1.000)	Quarterly	12/20/2029	0.834		2,000	(18)	4	(14)	0	0
Whirlpool Corp.	(1.000)	Quarterly	12/20/2029	1.539		6,000	31	97	128	0	(13)
Whirlpool Corp.	(1.000)	Quarterly	06/20/2030	1.659		2,200	116	(53)	63	0	(7)

							$(4,020)	$22	$(3,998)	$2	$(51)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2027	0.374%		$100	$(1)	$2	$1	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431		400	(2)	9	7	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321		800	5	0	5	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.107	EUR	600	4	(1)	3	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.263		$100	17	(3)	14	0	0
Telefonica Europe BV	1.000	Quarterly	06/20/2030	0.713	EUR	3,900	62	0	62	6	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462		$200	(1)	5	4	0	0
Électricité de France SA	1.000	Quarterly	06/20/2030	0.763	EUR	3,900	36	17	53	3	0

							$120	$29	$149	$9	$0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-44 5-Year Index		5.000%	Quarterly	06/20/2030		$13,300	$862	$159	$1,021	$47	$0
CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030		190,000	3,709	557	4,266	105	0

							$4,571	$716	$5,287	$152	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	9,510	$(259)	$141	$(118)	$0	$(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,100	68	(6)	62	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		400	48	17	65	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		$5,300	76	(33)	43	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		54,500	816	(1,532)	(716)	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		500	(1)	(8)	(9)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,162	(6)	(88)	(94)	0	(16)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		3,950	(12)	(67)	(79)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		400	0	(7)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		50,500	3,352	(1,442)	1,910	0	(189)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(9)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(10)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		250	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.281	Annual	02/15/2040		13,700	1,305	(315)	990	0	(70)
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	23,400	0	(103)	(103)	5	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		37,400	0	(20)	(20)	3	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		24,300	0	37	37	22	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	14,300	117	155	272	0	(4)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	13,290	(192)	169	(23)	0	(15)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		7,300	(311)	32	(279)	0	(15)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		1,310	131	712	843	3	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		8,400	680	348	1,028	32	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	MXN	1,600	0	0	0	1	0

							$5,805	$(2,044)	$3,761	$68	$(413)

Total Swap Agreements							$6,476	$(1,277)	$5,199	$231	$(464)

(l)	Securities with an aggregate market value of $3,110 and cash of $14,116 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)			This instrument has a forward starting effective date.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	3,285		$456	$0	$(4)
	07/2025	EUR	547		630	0	(14)
	07/2025		$939	AUD	1,446	12	0
	07/2025		2,673	GBP	1,948	1	0
	08/2025	AUD	1,446		$940	0	(12)
	08/2025	CNH	3,285		456	0	(5)
	08/2025	GBP	1,948		2,673	0	(1)
	08/2025		$20	CNH	144	0	0
	08/2025		294	EUR	251	2	0
BOA	07/2025	EUR	35,451		$40,310	0	(1,450)
	07/2025	IDR	4,007,422		246	0	(2)
	07/2025		$94	KRW	128,158	1	0
	07/2025		15	SGD	19	0	0
	08/2025	SGD	19		$15	0	0
	08/2025	TWD	31		1	0	0
	08/2025		$232	CNH	1,662	1	0
	08/2025		233	TWD	6,838	4	0
BPS	07/2025	THB	182		$5	0	0
	07/2025	TWD	3,591		110	0	(13)
	07/2025		$23	IDR	372,084	0	0
	07/2025		40	THB	1,324	1	0
	08/2025	TRY	266		$6	0	0
	08/2025	TWD	4,323		133	0	(18)
	08/2025		$250	CNH	1,785	0	0
BRC	07/2025	EUR	405		$464	0	(13)
	07/2025	PLN	62		16	0	(1)
	07/2025	TRY	4,120		101	0	(1)
	07/2025		$926	EUR	803	20	0
	07/2025		9,609	GBP	7,062	85	0
	07/2025		7	JPY	978	0	0
	07/2025		52	TRY	2,144	1	0
	07/2025	ZAR	50,413		$2,789	0	(54)
	08/2025	GBP	7,062		9,610	0	(85)
	08/2025		$79	TRY	3,280	1	0
	09/2025		119	MXN	2,293	2	0
	09/2025		29	PEN	104	1	0
BSH	08/2025	PEN	1,042		$282	0	(12)
	09/2025		2,505		684	0	(22)
	09/2025		$18	PEN	65	0	0
	11/2025	PEN	307		$83	0	(3)
CBK	07/2025	EUR	641		734	0	(21)
	07/2025	KRW	587,893		428	0	(7)
	07/2025	THB	1,782		54	0	(1)
	07/2025	TWD	6,751		207	0	(25)
	07/2025		$41	IDR	673,494	0	0
	07/2025		311	KRW	425,717	4	0
	07/2025		13	PEN	49	0	0
	07/2025		16	THB	534	0	0
	07/2025		435	TWD	12,917	10	0
	08/2025	CNH	1,045		$145	0	(1)
	08/2025	INR	728		8	0	0
	08/2025	TWD	9,201		282	0	(38)
	08/2025		$175	CNH	1,268	3	0
	08/2025		28	INR	2,423	0	0
	08/2025		39	PEN	143	1	0
	09/2025	PEN	2,626		$713	0	(26)
	02/2026		2,300		626	0	(19)
DUB	07/2025		$44,466	EUR	38,330	684	0
	08/2025	EUR	38,246		$44,466	0	(684)
	08/2025	INR	362		4	0	0
	09/2025		$1	MXN	20	0	0
FAR	07/2025	AUD	1,446		$933	0	(19)
	07/2025	BRL	790		143	0	(2)
	07/2025	CHF	11		13	0	(1)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	CNH	1,671		233	0	(1)
	07/2025	JPY	308,093		2,117	0	(23)
	07/2025		$138	BRL	790	7	0
	07/2025		14	CHF	11	0	0
	07/2025		3,761	JPY	539,482	0	(14)
	07/2025		116	PLN	427	3	0
	07/2025		12	SGD	15	0	0
	08/2025	CHF	11		$14	0	0
	08/2025	INR	258		3	0	0
	08/2025	SGD	15		12	0	0
	08/2025		$19	CNH	135	0	0
	08/2025		2,117	JPY	306,960	23	0
	09/2025	MXN	17,060		$876	0	(26)
	09/2025		$143	BRL	802	2	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	1,101		$300	0	(10)
GLM	07/2025	TWD	1,061		33	0	(4)
	07/2025		$10	IDR	159,447	0	0
	07/2025		5	SGD	6	0	0
	07/2025	ZAR	210		$12	0	0
	08/2025	SGD	6		5	0	0
	09/2025	PEN	1,751		478	0	(16)
JPM	07/2025	CNH	3,166		439	0	(4)
	07/2025	PLN	663		176	0	(7)
	07/2025	SGD	132		103	0	(1)
	07/2025	TWD	3,635		112	0	(13)
	07/2025		$26	KRW	35,451	0	0
	07/2025		208	PLN	770	5	0
	07/2025		10	SGD	12	0	0
	07/2025		60	TWD	1,797	1	0
	07/2025	ZAR	14,294		$800	0	(6)
	08/2025	CNH	3,276		454	0	(5)
	08/2025	SGD	12		10	0	0
	08/2025	TWD	5,586		171	0	(23)
	08/2025		$114	CNH	813	0	0
MBC	07/2025	CAD	1,464		$1,066	0	(9)
	07/2025	CNH	1,518		211	0	(2)
	07/2025	EUR	2,340		2,712	0	(45)
	07/2025	GBP	1,948		2,677	4	0
	07/2025	PLN	474		126	0	(5)
	07/2025	SGD	317		247	0	(2)
	07/2025	THB	889		27	0	(1)
	07/2025	TWD	1,663		51	0	(6)
	07/2025		$1,065	CAD	1,465	10	0
	07/2025		863	EUR	736	4	0
	07/2025		1,140	GBP	841	15	0
	07/2025		138	HKD	1,081	0	0
	07/2025		165	JPY	23,664	0	0
	07/2025		254	SGD	329	4	0
	07/2025		24	THB	800	1	0
	07/2025		62	TWD	1,979	6	0
	08/2025	CAD	1,462		$1,065	0	(10)
	08/2025	CNH	1,522		211	0	(3)
	08/2025	EUR	1,282		1,506	0	(7)
	08/2025	SGD	328		254	0	(4)
	08/2025	TWD	2,599		80	0	(10)
	08/2025		$122	CNH	882	2	0
MYI	07/2025	JPY	103,605		$711	0	(9)
	07/2025		$84	JPY	12,187	0	0
	07/2025		1	PLN	2	0	0
	08/2025		19	CNH	137	0	0
	08/2025		711	JPY	103,224	9	0
NGF	07/2025		117	IDR	1,908,388	1	0
SCX	07/2025	JPY	1,154		$8	0	0
	07/2025		$45	IDR	741,546	0	0
	07/2025		51	SGD	66	1	0
	07/2025		554	TWD	16,399	11	0
	08/2025	INR	180		$2	0	0
	08/2025	SGD	65		51	0	(1)
	08/2025	TWD	1,433		44	0	(6)
	08/2025		$211	CNH	1,522	3	0
	08/2025		8	JPY	1,150	0	0
SOG	07/2025	JPY	170,997		$1,185	0	(3)
	08/2025		$1,185	JPY	170,370	3	0
SSB	07/2025	EUR	485		$562	0	(9)
	07/2025	GBP	7,903		10,701	0	(147)
	11/2025	PEN	1,291		350	0	(13)
UAG	07/2025	THB	2		0	0	0
	07/2025		$55	JPY	7,952	0	0
	08/2025		161	CNH	1,166	3	0

Total Forward Foreign Currency Contracts						$952	$(2,999)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC CDX.IG-44 5-Year Index		Buy	0.850%	08/20/2025	58,933	$216	$11
RBC	Put - OTC CDX.IG-44 5-Year Index		Buy	0.775	07/16/2025	62,600	208	5
	Put - OTC CDX.IG-44 5-Year Index		Buy	0.825	08/20/2025	59,200	220	12

							$644	$28

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	17,300	$81	$52
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	20,200	56	31

							$137	$83

Total Purchased Options							$781	$111

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850%	07/16/2025	700	$(1)	$0
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	1,400	(1)	0
JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000	07/16/2025	700	(1)	0
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	700	(1)	0
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	600	(1)	0

							$(5)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	300	$(1)	$(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	400	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	300	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	300	(1)	(1)
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500	04/29/2026	17,300	(26)	(13)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	300	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	200	(1)	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	400	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	400	(1)	(4)

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	400	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	400	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	400	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	300	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	300	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	300	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	300	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	400	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	300	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	500	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	300	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	300	(1)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	400	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	400	(1)	(1)

$(75)	$(61)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$92.469	07/07/2025	200	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	200	(1)	0

$(2)	$0

Total Written Options	$(82)	$(61)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$459	$0	$2	$2	$0

Schedule of Investments PIMCO Credit Opportunities Bond Fund (Cont.)	June 30, 2025 (Unaudited)

GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	1,900	(16)	8	0	(8)

Total Swap Agreements	$(16)	$10	$2	$(8)

(n)

Securities with an aggregate market value of $1,603 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,103	$1,262	$2,365
Corporate Bonds & Notes
Banking & Finance	0	83,530	54	83,584
Industrials	0	149,789	377	150,166
Utilities	0	22,340	0	22,340
Convertible Bonds & Notes
Industrials	0	2,446	0	2,446
U.S. Government Agencies	0	29,637	228	29,865
U.S. Treasury Obligations	0	15,008	0	15,008
Non-Agency Mortgage-Backed Securities	0	10,266	0	10,266
Asset-Backed Securities
CMBS Other	0	491	0	491
Home Equity Other	0	11,023	0	11,023
Whole Loan Collateral	0	1,660	0	1,660
Sovereign Issues	0	12,919	0	12,919
Common Stocks
Financials	0	0	32	32
Preferred Securities
Banking & Finance	0	723	0	723
Short-Term Instruments
Mutual Funds	0	2,887	0	2,887
Repurchase Agreements	0	161,398	0	161,398

$0	$505,220	$1,953	$507,173
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$33,674	$0	$0	$33,674

Total Investments	$33,674	$505,220	$1,953	$540,847

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	$0	$(5,877)	$0	$(5,877)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	43	660	0	703
Over the counter	0	1,063	2	1,065

$43	$1,723	$2	$1,768
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(17)	(509)	0	(526)
Over the counter	0	(3,068)	0	(3,068)

$(17)	$(3,577)	$0	$(3,594)

Total Financial Derivative Instruments	$26	$(1,854)	$2	$(1,826)

Totals	$33,700	$497,489	$1,955	$533,144

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Diversified Income Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 107.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 5.9%
Aligned Data Centers International LP 7.799% due 12/18/2029 «~		$7,500	$7,520
Altice France SA 9.756% (TSFR3M + 5.500%) due 08/15/2028 ~		5,812	5,281
Amentum Government Services Holdings LLC 6.577% (TSFR1M + 2.250%) due 09/29/2031 ~		2,738	2,738
Asurion LLC 8.677% (TSFR1M + 4.250%) due 08/19/2028 ~		151	149
Bank of Industry Ltd. 3.695% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	6,300	7,372
Barnes Group, Inc. 7.327% (TSFR1M + 3.000%) due 01/27/2032 ~		$1,297	1,300
BCPE Empire Holdings, Inc. 7.577% (TSFR1M + 3.250%) due 12/11/2030 ~		1,946	1,937
Castlelake LP 2.950% due 05/13/2031 «		5,523	5,217
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ		1,374	1,371
8.307% (TSFR3M + 4.000%) due 12/09/2031 ~		10,400	10,429
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		1,700	1,740
Cotiviti Corp. 7.074% (TSFR1M + 2.750%) due 05/01/2031 ~		7,277	7,252
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		1,069	1,080
8.816% (TSFR1M + 4.500%) due 01/03/2031 «~		4,831	4,879
Endure Digital, Inc. 7.927% (TSFR1M + 3.500%) due 02/10/2028 «~		4,627	3,563
Fortress Intermediate, Inc. 7.827% (TSFR1M + 3.500%) due 06/27/2031 «~		3,573	3,586
GFL Environmental, Inc. 6.824% (TSFR3M + 2.500%) due 03/03/2032 ~		1,625	1,628
Global Medical Response, Inc. (9.079% Cash and 0.750% PIK) 9.829% due 10/31/2028 (c)		734	736
IRB Holding Corp. 6.827% (TSFR1M + 2.500%) due 12/15/2027 ~		2,648	2,651
Ivanti Software, Inc.
TBD% - 10.079% (TSFR3M + 5.750%) due 06/01/2029 ~µ		174	179
9.016% (TSFR3M + 4.750%) due 06/01/2029 ~		1,305	1,088
Kaseya, Inc. 7.577% (TSFR1M + 3.250%) due 03/20/2032 ~		2,095	2,105
LifePoint Health, Inc.
7.820% (TSFR3M + 3.500%) due 05/19/2031 ~		4,367	4,307
8.006% (TSFR3M + 3.750%) due 05/19/2031 ~		79	78
Medline Borrower LP 6.577% (TSFR1M + 2.250%) due 10/23/2028 ~		1,763	1,767
Mercury Aggregator LP (13.500% PIK) 13.500% due 04/03/2026 «(c)		38	26
Mercury Aggregator LP (3.500% PIK) 3.500% due 04/03/2026 «(c)		21	14
Modena Buyer LLC 8.780% (TSFR3M + 4.500%) due 07/01/2031 ~		1,407	1,359
MPH Acquisition Holdings LLC
8.030% (TSFR3M + 3.750%) due 12/31/2030 ~		134	133
9.141% (TSFR3M + 4.600%) due 12/31/2030 ~		2	2
Nouryon Finance BV 5.736% (EUR003M + 3.500%) due 04/03/2028 ~	EUR	755	894
Novelis Corp. 6.296% (TSFR3M + 2.000%) due 03/11/2032 ~		$2,868	2,875
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	5,100	6,989
Olympus Water U.S. Holding Corp. 7.296% (TSFR3M + 3.000%) due 06/20/2031 ~		$2,064	2,044
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(l)		1,000	1,000
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(l)	EUR	567	668
Project Flash TBD% due 04/30/2030 «µ		$6,000	6,000
Project Hudson 7.730% due 05/29/2026 «		1,700	1,725
Project Mercury 0.400% - 6.668% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	2,700	3,285

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

QualityTech LP 7.813% (TSFR1M + 3.500%) due 10/30/2031 «~		$3,200	3,216
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	4,200	4,983
Republic of Turkey 8.343% (EUR006M + 6.210%) due 04/27/2031 «~		4,600	5,909
Rockpoint Gas Storage Partners LP 7.296% (TSFR3M + 3.000%) due 09/18/2031		$2,832	2,845
SCUR-Alpha 1503 GmbH 9.780% (TSFR3M + 5.500%) due 03/29/2030 ~		978	926
SOCAR Turkey Enerji AS 5.931% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	4,000	4,703
Softbank Vision Fund 6.000% due 12/23/2025 «		$6,280	6,280
Standard Industries, Inc. 6.071% (TSFR1M + 1.750%) due 09/22/2028 ~		851	854
Stepstone Group MidCo 2 GmbH 6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	3,700	4,282
Stonepeak Nile Parent LLC 9.250% (PRIME + 1.750%) due 04/09/2032 ~		$2,000	2,009
Subcalidora 2 7.730% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	4,000	4,735
Transnet SOC Ltd. 11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	117,429	6,579
Twitter, Inc.
9.500% due 10/26/2029		$2,500	2,434
10.927% (TSFR1M + 6.500%) due 10/26/2029 ~		4,776	4,671
U.S. Renal Care, Inc. 9.441% (TSFR1M + 5.000%) due 06/20/2028 ~		1,786	1,696
VEON Amsterdam BV 8.531% - 10.750% (TSFR3M + 3.250%) due 03/25/2027 «~		2,100	2,101
Virgin Media Bristol LLC 7.676% (TSFR1M + 3.250%) due 01/31/2029 ~		5,630	5,588
White Cap Buyer LLC 7.577% (TSFR1M + 3.250%) due 10/19/2029 ~		1,955	1,948

Total Loan Participations and Assignments (Cost $169,056)			172,726

CORPORATE BONDS & NOTES 44.8%
BANKING & FINANCE 14.9%
Abu Dhabi Developmental Holding Co. PJSC 5.500% due 05/08/2034		3,300	3,434
AerCap Ireland Capital DAC 3.650% due 07/21/2027		3,230	3,182
Alamo Re Ltd. 15.544% due 06/08/2026 ~		700	727
Alliant Holdings Intermediate LLC 6.500% due 10/01/2031		2,900	2,958
Ally Financial, Inc. 8.000% due 11/01/2031		9,366	10,616
American Assets Trust LP 3.375% due 02/01/2031		810	726
American Homes 4 Rent LP
2.375% due 07/15/2031		100	87
3.375% due 07/15/2051		100	66
4.900% due 02/15/2029		1,910	1,934
American Tower Corp.
2.100% due 06/15/2030		1,200	1,066
3.800% due 08/15/2029		1,950	1,897
AmWINS Group, Inc. 4.875% due 06/30/2029		1,100	1,070
Antares Holdings LP 2.750% due 01/15/2027		1,050	1,008
Ares Strategic Income Fund 6.200% due 03/21/2032		2,400	2,408
Armor Holdco, Inc. 8.500% due 11/15/2029		550	528
Armor RE Ltd. 14.558% due 05/07/2031 ~		700	725
Arthur J Gallagher & Co. 5.150% due 02/15/2035		1,500	1,502
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031		1,250	1,156
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		3,590	3,414
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •	EUR	2,400	3,101
10.500% due 07/23/2029		2,400	3,542
Banco Santander SA 5.565% due 01/17/2030		$3,400	3,531
Banco Votorantim SA 5.875% due 04/08/2028		3,500	3,552
Bank of America Corp.
2.687% due 04/22/2032 •		3,000	2,693
2.884% due 10/22/2030 •		2,290	2,144

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

3.705% due 04/24/2028 •		3,700	3,657
5.288% due 04/25/2034 •		1,250	1,275
Barclays PLC
6.125% due 12/15/2025 •(i)(j)		3,000	3,005
6.375% due 12/15/2025 •(i)(j)	GBP	600	826
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 5.250% due 09/10/2029		$1,000	1,016
BGC Group, Inc. 4.375% due 12/15/2025		2,540	2,533
Blue Owl Finance LLC 6.250% due 04/18/2034		1,300	1,338
BNP Paribas SA
1.904% due 09/30/2028 •		100	94
3.052% due 01/13/2031 •		2,400	2,234
7.000% due 08/16/2028 •(i)(j)		2,000	2,044
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,500	1,593
BPCE SA
6.293% due 01/14/2036 •		1,600	1,681
6.714% due 10/19/2029 •		2,500	2,648
7.003% due 10/19/2034 •		2,500	2,748
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		1,037	1,035
CaixaBank SA 6.840% due 09/13/2034 •		2,500	2,747
Capital One NA 4.650% due 09/13/2028		1,100	1,106
CI Financial Corp. 7.500% due 05/30/2029		2,800	2,956
CIMA Finance DAC 2.950% due 09/05/2029		2,133	1,962
Citadel Finance LLC 5.900% due 02/10/2030		2,200	2,222
Citadel LP 6.375% due 01/23/2032		2,700	2,821
Clue Opco LLC 9.500% due 10/15/2031		725	769
Commerzbank AG 8.625% due 02/28/2033 •	GBP	1,100	1,625
CoStar Group, Inc. 2.800% due 07/15/2030		$1,020	923
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	31,400	9,418
Credit Acceptance Corp. 9.250% due 12/15/2028		$2,750	2,915
Credit Opportunities Partners LLC 6.520% due 03/20/2028 «(l)		2,700	2,718
Credit Suisse AG AT1 Claim		12,750	1,530
Crown Castle, Inc. 2.250% due 01/15/2031		2,050	1,784
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		7,625	7,576
Deloitte LLP
5.250% due 01/30/2030 «(l)		2,000	2,026
5.410% due 01/30/2032 «(l)		2,000	2,015
5.410% due 01/30/2037 «(l)		500	499
5.590% due 01/30/2035 «(l)		2,000	1,999
Deutsche Bank AG
3.729% due 01/14/2032 •		3,000	2,749
5.882% due 07/08/2031 •		2,275	2,336
DOC Dr. LLC 3.950% due 01/15/2028		23	23
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		2,800	2,494
Encore Capital Group, Inc.
8.500% due 05/15/2030		1,900	2,039
9.250% due 04/01/2029		3,000	3,194
Erste Group Bank AG 7.000% due 04/15/2031 •(i)(j)	EUR	2,400	2,995
Essex Portfolio LP
1.650% due 01/15/2031		$700	595
2.650% due 03/15/2032		690	604
2.650% due 09/01/2050		300	178
European Union 3.000% due 12/04/2034	EUR	34,300	40,485
Extra Space Storage LP 4.000% due 06/15/2029		$150	147
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		1,400	1,313
3.375% due 11/13/2025		11,600	11,524
3.815% due 11/02/2027		800	773
4.542% due 08/01/2026		600	596
5.875% due 11/07/2029		5,000	5,016
7.350% due 11/04/2027		300	312
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		6,750	6,718

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

7.000% due 05/01/2031		6,400	6,631
Freedom Mortgage Corp.
6.625% due 01/15/2027		2,500	2,506
7.625% due 05/01/2026		1,100	1,101
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		3,000	3,035
9.250% due 02/01/2029		3,400	3,534
Gaci First Investment Co. 5.125% due 02/14/2053		2,700	2,316
GLP Capital LP
4.000% due 01/15/2030		100	96
5.750% due 06/01/2028		890	913
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		3,800	3,756
5.330% due 07/23/2035 •		4,050	4,087
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		1,450	1,422
HA Sustainable Infrastructure Capital, Inc. 6.375% due 07/01/2034		1,400	1,401
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		820	730
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		2,400	2,414
4.980% due 06/07/2030 «(l)		1,500	1,515
HAT Holdings LLC
3.375% due 06/15/2026		422	413
3.750% due 09/15/2030		2,520	2,314
Highwoods Realty LP 3.050% due 02/15/2030		100	91
HPS Corporate Lending Fund 5.950% due 04/14/2032		1,700	1,692
ING Groep NV 5.750% due 11/16/2026 •(i)(j)		2,800	2,787
Intesa Sanpaolo SpA 6.625% due 06/20/2033		3,300	3,585
Itau Unibanco Holding SA 6.000% due 02/27/2030		6,000	6,158
JAB Holdings BV 2.200% due 11/23/2030		335	289
Jane Street Group
6.125% due 11/01/2032		2,500	2,525
7.125% due 04/30/2031		5,300	5,580
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		8,000	7,838
5.294% due 07/22/2035 •		3,900	3,970
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	23,238	2,121
Ladder Capital Finance Holdings LLLP 4.250% due 02/01/2027		$1,130	1,115
Lazard Group LLC 6.000% due 03/15/2031		1,975	2,075
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		80	81
Lloyds Banking Group PLC 7.500% due 09/27/2025 •(i)(j)		2,400	2,412
Midcap Financial Issuer Trust 6.500% due 05/01/2028		850	843
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		2,000	1,777
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		2,500	2,227
2.869% due 09/13/2030 •		1,000	936
Morgan Stanley
5.173% due 01/16/2030 •		5,000	5,106
5.320% due 07/19/2035 •		5,300	5,367
Nationstar Mortgage Holdings, Inc.
6.000% due 01/15/2027		2,000	2,003
7.125% due 02/01/2032		1,850	1,923
NatWest Group PLC
4.600% due 06/28/2031 •(i)(j)		1,700	1,497
5.125% due 05/12/2027 •(i)(j)	GBP	1,700	2,288
6.000% due 12/29/2025 •(i)(j)		$3,490	3,493
Newmark Group, Inc. 7.500% due 01/12/2029		1,500	1,588
Nomura Holdings, Inc. 2.679% due 07/16/2030		2,300	2,087
Nordea Bank Abp 6.625% due 03/26/2026 •(i)(j)		1,500	1,512
OneMain Finance Corp.
4.000% due 09/15/2030		550	508
5.375% due 11/15/2029		3,149	3,100
6.625% due 01/15/2028		20	21
6.625% due 05/15/2029		3,800	3,908
Oxford Finance LLC 6.375% due 02/01/2027		1,000	1,006

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Palm RE Ltd. 13.794% due 06/09/2031 ~		250	256
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		7,600	5,408
Panther Escrow Issuer LLC 7.125% due 06/01/2031		4,600	4,781
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,850	1,780
5.750% due 09/15/2031		2,375	2,331
Petrorio Luxembourg Holding SARL 6.125% due 06/09/2026		900	902
PRA Group, Inc. 8.875% due 01/31/2030		1,400	1,445
Purple Re Ltd. 13.294% due 06/07/2027 ~		700	717
Rayonier LP 2.750% due 05/17/2031		300	265
Realty Income Corp.
1.625% due 12/15/2030	GBP	500	580
3.200% due 01/15/2027		$500	492
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,860	1,619
RHP Hotel Properties LP 4.500% due 02/15/2029		1,275	1,247
RLJ Lodging Trust LP 3.750% due 07/01/2026		975	966
Rocket Cos., Inc. 6.125% due 08/01/2030		1,900	1,937
Rocket Mortgage LLC 4.000% due 10/15/2033		2,425	2,171
Sabine Re Ltd. 12.544% due 04/07/2031 ~		400	414
Sammons Financial Group, Inc.
3.350% due 04/16/2031		1,025	942
6.875% due 04/15/2034		3,000	3,219
Santander Holdings USA, Inc. 5.741% due 03/20/2031 •		2,900	2,978
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		2,400	2,353
SBA Communications Corp. 3.875% due 02/15/2027		1,000	985
Stellantis Finance U.S., Inc. 5.750% due 03/18/2030		1,900	1,918
Stifel Financial Corp. 4.000% due 05/15/2030		980	942
Sunrise FinCo BV 4.875% due 07/15/2031		950	899
Synchrony Financial 2.875% due 10/28/2031		1,700	1,476
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	86	114
5.801% due 10/13/2040		185	255
6.052% due 10/13/2039		6,328	8,914
Thames SSNM 9.750% due 10/10/2027 «		270	347
Trust Fibra Uno
6.390% due 01/15/2050		$2,100	1,756
7.375% due 02/13/2034		2,000	2,038
UBS Group AG
2.095% due 02/11/2032 •		700	606
3.091% due 05/14/2032 •		1,525	1,385
4.194% due 04/01/2031 •		2,500	2,449
5.428% due 02/08/2030 •		2,000	2,054
5.617% due 09/13/2030 •		1,600	1,662
UniCredit SpA 2.569% due 09/22/2026 •		8,650	8,606
VB DPR Finance Co. 6.833% due 03/15/2035 «(l)		4,300	4,216
VICI Properties LP
3.875% due 02/15/2029		3,550	3,436
4.125% due 08/15/2030		625	600
4.250% due 12/01/2026		2,030	2,018
5.750% due 02/01/2027		1,030	1,045
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,900	2,795
5.211% due 12/03/2035 •		5,000	5,021
Weyerhaeuser Co.
6.950% due 10/01/2027		460	484
7.375% due 03/15/2032		508	574

			433,587

INDUSTRIALS 25.8%
AA Bond Co. Ltd. 6.500% due 01/31/2026	GBP	346	476

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

AEP Transmission Co. LLC 5.150% due 04/01/2034		$1,000	1,013
Air Canada Pass-Through Trust
3.600% due 09/15/2028		413	403
5.250% due 10/01/2030		676	683
Aker BP ASA 4.000% due 01/15/2031		1,300	1,235
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,023	1,024
Albion Financing SARL 7.000% due 05/21/2030		3,400	3,478
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027		600	588
ALROSA Finance SA 3.100% due 06/25/2027 ^«(d)		5,500	330
Altice France Holding SA 10.500% due 05/15/2027		2,900	1,010
Altice France SA
3.375% due 01/15/2028	EUR	1,025	1,014
4.250% due 10/15/2029		800	793
5.500% due 10/15/2029		$2,625	2,179
8.125% due 02/01/2027		400	360
AMC Networks, Inc. 4.250% due 02/15/2029		735	590
American Airlines Pass-Through Trust
2.875% due 01/11/2036		3,420	3,020
3.000% due 04/15/2030		105	99
3.150% due 08/15/2033		259	238
3.200% due 12/15/2029		1,335	1,282
3.350% due 04/15/2031		1,242	1,184
3.375% due 11/01/2028		1,199	1,169
3.575% due 07/15/2029		771	748
3.600% due 03/22/2029		574	559
3.600% due 04/15/2031		112	103
3.650% due 02/15/2029		369	357
3.700% due 04/01/2028		230	226
American Airlines, Inc. 5.500% due 04/20/2026		1,258	1,256
American Builders & Contractors Supply Co., Inc. 3.875% due 11/15/2029		1,000	947
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		400	373
Antofagasta PLC 2.375% due 10/14/2030		800	708
Apache Corp. 4.875% due 11/15/2027		870	866
Aris Water Holdings LLC 7.250% due 04/01/2030		3,000	3,098
AS Mileage Plan IP Ltd. 5.308% due 10/20/2031		3,000	2,953
Ascent Resources Utica Holdings LLC 6.625% due 07/15/2033		3,000	3,046
Ashtead Capital, Inc. 4.000% due 05/01/2028		700	690
ATS Corp. 4.125% due 12/15/2028		650	622
Avantor Funding, Inc.
3.875% due 11/01/2029		1,825	1,729
4.625% due 07/15/2028		2,545	2,501
Axalta Coating Systems LLC 3.375% due 02/15/2029		1,250	1,185
Axon Enterprise, Inc. 6.250% due 03/15/2033		2,000	2,064
Bausch & Lomb Corp. 8.375% due 10/01/2028		1,000	1,045
Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,100	2,094
4.375% due 12/15/2028		2,300	2,279
6.375% due 11/21/2030		800	850
BC Ltd. 10.000% due 04/15/2032		1,350	1,363
BC ULC
4.000% due 10/15/2030		3,400	3,172
4.375% due 01/15/2028		4,660	4,574
Block Communications, Inc. 4.875% due 03/01/2028		1,600	1,539
Block, Inc.
2.750% due 06/01/2026		1,325	1,298
3.500% due 06/01/2031		1,400	1,285
Boeing Co.
3.250% due 02/01/2028		2,390	2,319
5.040% due 05/01/2027		600	605
5.150% due 05/01/2030		2,835	2,888
5.805% due 05/01/2050		1,850	1,776
5.930% due 05/01/2060		2,570	2,445
6.388% due 05/01/2031		1,400	1,505

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		870	844
Boparan Finance PLC 9.375% due 11/07/2029	GBP	2,300	3,279
Boyne USA, Inc. 4.750% due 05/15/2029		$1,000	971
British Airways Pass-Through Trust
2.900% due 09/15/2036		1,060	957
4.250% due 05/15/2034		732	703
Broadcom, Inc.
2.600% due 02/15/2033		1,000	856
3.137% due 11/15/2035		906	765
3.187% due 11/15/2036		1,640	1,360
3.419% due 04/15/2033		2,380	2,159
3.469% due 04/15/2034		5,234	4,677
4.300% due 11/15/2032		1,590	1,543
Builders FirstSource, Inc.
4.250% due 02/01/2032		3,200	2,967
6.750% due 05/15/2035		2,000	2,062
Burberry Group PLC 5.750% due 06/20/2030	GBP	3,000	4,123
BWX Technologies, Inc. 4.125% due 06/30/2028		$1,770	1,728
CA Magnum Holdings 5.375% due 10/31/2026		2,400	2,388
Cablevision Lightpath LLC 3.875% due 09/15/2027		325	313
Cameron LNG LLC
3.302% due 01/15/2035		300	257
3.402% due 01/15/2038		400	342
Canadian Natural Resources Ltd. 5.400% due 12/15/2034		1,100	1,094
Carnival Corp. 4.000% due 08/01/2028		6,550	6,415
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (c)		3,000	3,157
CCO Holdings LLC
5.125% due 05/01/2027		3,000	2,992
5.375% due 06/01/2029		1,000	997
Celanese U.S. Holdings LLC
6.500% due 04/15/2030		1,200	1,229
6.629% due 07/15/2032		1,300	1,364
Cencora, Inc. 3.625% due 05/22/2032	EUR	1,850	2,202
Centene Corp.
2.500% due 03/01/2031		$3,000	2,585
4.250% due 12/15/2027		2,200	2,168
4.625% due 12/15/2029		1,900	1,849
Cerdia Finanz GmbH 9.375% due 10/03/2031		1,500	1,558
CF Industries, Inc. 5.150% due 03/15/2034		2,825	2,815
Charles River Laboratories International, Inc. 4.250% due 05/01/2028		420	408
Charter Communications Operating LLC
3.500% due 06/01/2041		2,200	1,597
3.750% due 02/15/2028		1,300	1,276
3.850% due 04/01/2061		5,425	3,479
3.900% due 06/01/2052		1,875	1,288
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,410	1,361
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028	EUR	2,000	2,334
5.500% due 01/15/2028		$300	290
Chobani LLC 4.625% due 11/15/2028		1,900	1,867
Choice Hotels International, Inc. 3.700% due 12/01/2029		1,850	1,749
Chord Energy Corp. 6.750% due 03/15/2033		3,200	3,271
Clarivate Science Holdings Corp. 3.875% due 07/01/2028		1,725	1,655
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032		3,900	4,005
CMA CGM SA 5.000% due 01/15/2031	EUR	1,400	1,650
Cogent Communications Group LLC 6.500% due 07/01/2032		$2,400	2,366
Community Health Systems, Inc.
5.250% due 05/15/2030		2,150	1,909
5.625% due 03/15/2027		2,275	2,242
6.000% due 01/15/2029		1,000	963
Consolidated Communications, Inc. 5.000% due 10/01/2028		550	556
Continental Wind LLC 6.000% due 02/28/2033		133	137

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Coty, Inc.
3.875% due 04/15/2026	EUR	775	914
5.000% due 04/15/2026		$594	596
CQP Holdco LP 5.500% due 06/15/2031		1,200	1,186
CVS Pass-Through Trust
5.773% due 01/10/2033		197	198
5.926% due 01/10/2034		22	22
6.036% due 12/10/2028		38	38
6.943% due 01/10/2030		4,184	4,320
7.507% due 01/10/2032		3,433	3,596
8.353% due 07/10/2031		742	806
Dcli Bidco LLC 7.750% due 11/15/2029		1,950	1,977
DCP Midstream Operating LP 3.250% due 02/15/2032		2,350	2,078
Delta Air Lines, Inc.
4.500% due 10/20/2025		600	599
4.750% due 10/20/2028		2,705	2,713
Diamondback Energy, Inc. 5.550% due 04/01/2035		1,000	1,011
DirecTV Financing LLC 5.875% due 08/15/2027		2,900	2,892
DT Midstream, Inc. 4.125% due 06/15/2029		1,480	1,430
EchoStar Corp. 10.750% due 11/30/2029		1,525	1,572
Ecopetrol SA 7.375% due 09/18/2043		2,130	1,776
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032		3,200	3,243
Elanco Animal Health, Inc. 6.650% due 08/28/2028		1,470	1,533
ELO SACA
3.250% due 07/23/2027	EUR	2,400	2,731
4.875% due 12/08/2028		2,500	2,676
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050		$1,700	1,007
Empresa de Transporte de Pasajeros Metro SA 3.650% due 05/07/2030		1,000	951
Energy Transfer LP
3.750% due 05/15/2030		780	749
5.250% due 04/15/2029		200	205
6.000% due 02/01/2029		1,125	1,143
6.125% due 12/15/2045		2,080	2,045
6.500% due 02/01/2042		800	830
Eni SpA
5.500% due 05/15/2034		3,425	3,453
5.750% due 05/19/2035		900	921
EQT Corp. 6.500% due 07/01/2027		1,930	1,974
ESAB Corp. 6.250% due 04/15/2029		2,000	2,050
Expand Energy Corp.
4.750% due 02/01/2032		6,800	6,617
5.375% due 02/01/2029		660	661
Fair Isaac Corp. 4.000% due 06/15/2028		2,095	2,041
Ferguson Finance PLC 3.250% due 06/02/2030		600	565
First Student Bidco, Inc. 4.000% due 07/31/2029		2,675	2,516
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		2,000	1,779
Flora Food Management BV 6.875% due 07/02/2029	EUR	3,200	3,833
Flutter Treasury DAC 6.375% due 04/29/2029		$4,000	4,123
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031		2,940	2,544
Frontier Communications Holdings LLC 5.875% due 10/15/2027		2,750	2,753
Garda World Security Corp. 4.625% due 02/15/2027		660	656
Gartner, Inc. 3.750% due 10/01/2030		2,825	2,645
Gazprom PJSC Via Gaz Capital SA 8.625% due 04/28/2034		5,500	4,813
Global Medical Response, Inc. 9.500% due 10/31/2028		2,601	2,612
Goat Holdco LLC 6.750% due 02/01/2032		2,125	2,162
goeasy Ltd.
7.375% due 10/01/2030		2,000	2,045
9.250% due 12/01/2028		2,000	2,117

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Greensaif Pipelines Bidco SARL 6.129% due 02/23/2038		3,700	3,818
Guara Norte SARL 5.198% due 06/15/2034		2,305	2,186
GYP Holdings Corp. 4.625% due 05/01/2029		1,250	1,254
Harbour Energy PLC 6.327% due 04/01/2035		800	796
HCA, Inc.
3.500% due 09/01/2030		1,230	1,164
4.625% due 03/15/2052		1,300	1,046
5.625% due 09/01/2028		1,324	1,363
5.750% due 03/01/2035		2,500	2,572
5.875% due 02/01/2029		1,600	1,661
HealthEquity, Inc. 4.500% due 10/01/2029		2,000	1,947
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		6,375	5,779
3.750% due 05/01/2029		5,000	4,796
4.000% due 05/01/2031		1,375	1,294
Hilton Grand Vacations Borrower LLC 4.875% due 07/01/2031		1,100	1,014
Howard Midstream Energy Partners LLC 7.375% due 07/15/2032		2,225	2,342
IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK) 6.750% due 11/15/2029 (c)	EUR	4,150	5,120
Imola Merger Corp. 4.750% due 05/15/2029		$4,325	4,179
Infor LLC 1.750% due 07/15/2025		900	899
Ingevity Corp. 3.875% due 11/01/2028		1,600	1,527
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		2,150	2,150
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		5,213	5,329
International Distribution Services PLC 7.375% due 09/14/2030	GBP	1,000	1,444
IQVIA, Inc.
5.700% due 05/15/2028		$1,000	1,026
6.250% due 06/01/2032		5,800	5,959
JetBlue Airways Corp. 9.875% due 09/20/2031		1,200	1,168
JetBlue Pass-Through Trust 4.000% due 05/15/2034		1,355	1,271
John Lewis PLC 4.250% due 12/18/2034	GBP	975	1,091
Kallpa Generacion SA 5.875% due 01/30/2032		$1,400	1,436
KazMunayGas National Co. JSC
5.375% due 04/24/2030		1,600	1,615
5.750% due 04/19/2047		3,600	3,137
Kinder Morgan, Inc. 7.750% due 01/15/2032		5,975	6,901
Kraft Heinz Foods Co. 4.375% due 06/01/2046		1,000	810
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		4,500	4,425
Las Vegas Sands Corp. 3.900% due 08/08/2029		1,630	1,553
Leidos, Inc. 2.300% due 02/15/2031		950	832
Level 3 Financing, Inc. 11.000% due 11/15/2029		2,437	2,798
Leviathan Bond Ltd. 6.500% due 06/30/2027		1,470	1,464
LifePoint Health, Inc. 8.375% due 02/15/2032		3,000	3,199
Live Nation Entertainment, Inc.
3.750% due 01/15/2028		2,000	1,940
4.750% due 10/15/2027		480	475
Marriott International, Inc. 3.500% due 10/15/2032		2,210	2,010
Mars, Inc. 5.000% due 03/01/2032		2,000	2,028
Medline Borrower LP 6.250% due 04/01/2029		4,000	4,114
MGM China Holdings Ltd. 4.750% due 02/01/2027		3,900	3,873
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		1,400	1,349
Mitchells & Butlers Finance PLC 6.469% due 09/15/2032	GBP	1,700	2,330
MPH Acquisition Holdings LLC 5.750% due 12/31/2030		$404	334

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (c)		211	210
National Football League
5.480% due 10/05/2028 «(l)		6,600	6,716
5.580% due 10/05/2033 «(l)		5,000	5,052
National Fuel Gas Co. 2.950% due 03/01/2031		1,150	1,027
NCL Corp. Ltd.
5.875% due 02/15/2027		900	904
8.125% due 01/15/2029		2,000	2,110
New Albertsons LP 6.570% due 02/23/2028		800	794
Newell Brands, Inc. 8.500% due 06/01/2028		2,400	2,527
Newfold Digital Holdings Group, Inc. 6.000% due 02/15/2029 «		1,325	775
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		3,000	2,882
Noble Finance LLC 8.000% due 04/15/2030		5,200	5,299
Novelis Corp.
3.250% due 11/15/2026		600	591
3.875% due 08/15/2031		700	630
NPC Ukrenergo 6.875% due 11/09/2028		600	488
NuStar Logistics LP 6.375% due 10/01/2030		1,310	1,358
NXP BV
3.150% due 05/01/2027		200	196
3.875% due 06/18/2026		1,400	1,392
Occidental Petroleum Corp.
6.450% due 09/15/2036		250	256
6.625% due 09/01/2030		1,990	2,106
8.875% due 07/15/2030		1,040	1,189
OCP SA 6.700% due 03/01/2036		3,000	3,020
Olympus Water U.S. Holding Corp.
3.875% due 10/01/2028	EUR	1,750	2,024
4.250% due 10/01/2028		$1,700	1,618
ON Semiconductor Corp. 3.875% due 09/01/2028		1,820	1,762
Opal Bidco SAS 5.500% due 03/31/2032	EUR	2,600	3,132
Open Text Holdings, Inc. 4.125% due 02/15/2030		$600	568
Oracle Corp. 3.850% due 04/01/2060		3,200	2,207
Organon & Co. 4.125% due 04/30/2028		5,000	4,812
ORLEN SA 6.000% due 01/30/2035		1,800	1,850
Permian Resources Operating LLC 6.250% due 02/01/2033		1,600	1,616
Pertamina Persero PT
4.150% due 02/25/2060		1,000	703
4.175% due 01/21/2050		1,500	1,118
4.700% due 07/30/2049		3,000	2,435
6.500% due 05/27/2041		3,000	3,112
6.500% due 11/07/2048		3,500	3,594
Petroleos de Venezuela SA 5.500% due 04/12/2037 ^(d)		27,535	3,470
Petroleos Mexicanos
6.350% due 02/12/2048		4,526	3,154
6.375% due 01/23/2045		8,510	6,034
6.750% due 09/21/2047		13,456	9,755
6.950% due 01/28/2060		4,262	3,065
7.690% due 01/23/2050		10,170	8,006
PetSmart, Inc.
4.750% due 02/15/2028		1,350	1,318
7.750% due 02/15/2029		825	803
Picard Groupe SAS 6.375% due 07/01/2029	EUR	2,000	2,462
Pinnacle Bidco PLC 8.250% due 10/11/2028		3,000	3,715
Post Holdings, Inc. 4.625% due 04/15/2030		$2,510	2,415
Prestige Brands, Inc. 5.125% due 01/15/2028		100	99
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		1,450	1,440
Prime Security Services Borrower LLC
3.375% due 08/31/2027		2,400	2,327
5.750% due 04/15/2026		907	913
Primo Water Holdings, Inc. 6.250% due 04/01/2029		3,400	3,427

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

ProFrac Holdings LLC 11.542% due 01/23/2029 ~		593	608
PTC, Inc. 4.000% due 02/15/2028		200	195
Quanta Services, Inc. 2.900% due 10/01/2030		975	899
Quikrete Holdings, Inc. 6.375% due 03/01/2032		5,300	5,453
QXO Building Products, Inc. 6.750% due 04/30/2032		3,000	3,098
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		5,025	5,038
ReNew Pvt Ltd. 5.875% due 03/05/2027		478	475
Rockies Express Pipeline LLC 4.800% due 05/15/2030		2,480	2,406
Rolls-Royce PLC
4.625% due 02/16/2026	EUR	1,000	1,189
5.750% due 10/15/2027		$3,200	3,287
Royal Caribbean Cruises Ltd. 5.625% due 09/30/2031		2,000	2,013
Sands China Ltd.
2.850% due 03/08/2029		3,700	3,405
3.800% due 01/08/2026		1,000	995
5.400% due 08/08/2028		1,425	1,437
Santos Finance Ltd. 3.649% due 04/29/2031		1,325	1,234
Sartorius Finance BV
4.500% due 09/14/2032	EUR	2,500	3,090
4.875% due 09/14/2035		5,200	6,557
Sasol Financing USA LLC
4.375% due 09/18/2026		$1,800	1,776
6.500% due 09/27/2028		4,350	4,137
Saudi Arabian Oil Co.
3.250% due 11/24/2050		550	350
3.500% due 11/24/2070		2,000	1,200
Seadrill Finance Ltd. 8.375% due 08/01/2030		3,350	3,414
Seagate HDD Cayman 9.625% due 12/01/2032		3,698	4,172
Simmons Foods, Inc. 4.625% due 03/01/2029		250	236
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		1,000	1,048
Sociedad Quimica y Minera de Chile SA 5.500% due 09/10/2034		3,000	2,923
Speedway Motorsports LLC 4.875% due 11/01/2027		950	944
Spirit AeroSystems, Inc. 9.750% due 11/15/2030		2,000	2,208
Spirit Airlines Pass-Through Trust
3.650% due 08/15/2031		62	54
4.100% due 10/01/2029		292	268
Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash) 11.000% due 03/12/2030 (c)		1,135	773
Stagwell Global LLC 5.625% due 08/15/2029		1,400	1,341
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	3,990	4,658
3.375% due 01/15/2031		$6,420	5,762
4.750% due 01/15/2028		1,200	1,188
5.000% due 02/15/2027		1,170	1,168
Station Casinos LLC
4.500% due 02/15/2028		1,220	1,197
4.625% due 12/01/2031		2,000	1,875
T-Mobile USA, Inc.
2.550% due 02/15/2031		1,165	1,044
2.625% due 02/15/2029		2,475	2,324
2.875% due 02/15/2031		3,210	2,923
3.875% due 04/15/2030		4,650	4,518
TeamSystem SpA 3.500% due 02/15/2028	EUR	400	469
TGS ASA 8.500% due 01/15/2030		$1,000	1,036
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	268	405
Thames Water Utilities Finance PLC 4.375% due 01/18/2033	EUR	6,200	4,780
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (g)	GBP	39	45
Tidewater, Inc. 9.125% due 07/15/2030 (b)		$2,400	2,471
TK Elevator Midco GmbH 4.375% due 07/15/2027	EUR	1,000	1,179
Topaz Solar Farms LLC 5.750% due 09/30/2039		$565	555

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

TopBuild Corp. 4.125% due 02/15/2032		3,925	3,642
Toucan FinCo Ltd. 9.500% due 05/15/2030		2,700	2,762
Travel & Leisure Co. 4.625% due 03/01/2030		1,100	1,055
TreeHouse Foods, Inc. 4.000% due 09/01/2028		1,690	1,543
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		108	105
Twilio, Inc. 3.625% due 03/15/2029		1,800	1,715
U.S. Foods, Inc. 4.750% due 02/15/2029		600	590
U.S. Renal Care, Inc. 10.625% due 06/28/2028		779	667
UCB SA 4.250% due 03/20/2030	EUR	1,100	1,330
UKG, Inc. 6.875% due 02/01/2031		$4,000	4,153
United Airlines Pass-Through Trust
2.700% due 11/01/2033		227	203
2.900% due 11/01/2029		488	453
3.100% due 01/07/2030		166	159
3.500% due 09/01/2031		340	321
4.150% due 02/25/2033		986	947
5.800% due 07/15/2037		2,866	2,934
5.875% due 04/15/2029		2,095	2,139
United Airlines, Inc. 4.375% due 04/15/2026		2,980	2,962
Univision Communications, Inc. 4.500% due 05/01/2029		1,100	1,001
Valaris Ltd. 8.375% due 04/30/2030		1,200	1,232
Var Energi ASA 5.875% due 05/22/2030		4,200	4,306
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		7,700	7,265
3.875% due 11/01/2033		4,300	3,764
Venture Global LNG, Inc.
7.000% due 01/15/2030		1,600	1,619
8.125% due 06/01/2028		3,000	3,103
8.375% due 06/01/2031		2,500	2,598
9.500% due 02/01/2029		6,800	7,412
Venture Global Plaquemines LNG LLC 6.500% due 01/15/2034 (b)		3,400	3,400
Verisure Holding AB 3.250% due 02/15/2027	EUR	2,000	2,344
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029		$550	548
Viper Energy, Inc. 5.375% due 11/01/2027		2,560	2,564
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,200	6,547
5.250% due 05/15/2029		100	133
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028		3,100	4,064
Viridien 8.500% due 10/15/2030	EUR	2,600	3,046
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$3,850	3,529
VOC Escrow Ltd. 5.000% due 02/15/2028		2,518	2,507
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		6,100	6,137
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	400	456
Walgreens Boots Alliance, Inc. 3.600% due 11/20/2025	GBP	2,700	3,667
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		$850	719
5.050% due 03/15/2042		750	509
Wayfair LLC 7.750% due 09/15/2030		3,900	3,934
Western Digital Corp. 4.750% due 02/15/2026		661	660
Windstream Services LLC 8.250% due 10/01/2031		2,300	2,411
WMG Acquisition Corp. 2.250% due 08/15/2031	EUR	3,800	4,160
Woodside Finance Ltd. 5.100% due 09/12/2034		$4,500	4,360
WR Grace Holdings LLC 4.875% due 06/15/2027		1,810	1,802
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028		2,760	2,702

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Wynn Las Vegas LLC 5.250% due 05/15/2027		3,800	3,805
Wynn Macau Ltd. 5.625% due 08/26/2028		4,425	4,353
Wynn Resorts Finance LLC 5.125% due 10/01/2029		2,250	2,235
Yellowstone Energy LP 5.750% due 12/31/2026		768	757
Yinson Boronia Production BV 8.947% due 07/31/2042		5,427	5,782
Yum! Brands, Inc. 4.625% due 01/31/2032		2,125	2,048
Zayo Group Holdings, Inc. 4.000% due 03/01/2027		260	244
ZF North America Capital, Inc. 6.875% due 04/14/2028		2,000	2,008
ZipRecruiter, Inc. 5.000% due 01/15/2030		1,000	855

			751,455

UTILITIES 4.1%
Alabama Power Co. 1.450% due 09/15/2030		1,570	1,362
Ameren Illinois Co. 3.250% due 03/15/2050		300	204
AT&T, Inc.
2.750% due 06/01/2031		1,000	907
3.550% due 09/15/2055		6,991	4,721
3.650% due 09/15/2059		5,552	3,728
Chile Electricity Lux MPC SARL 5.672% due 10/20/2035		2,800	2,822
Clearway Energy Operating LLC 3.750% due 02/15/2031		2,665	2,449
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		600	590
ContourGlobal Power Holdings SA 6.750% due 02/28/2030		1,500	1,547
Dominion Energy, Inc. 5.000% due 06/15/2030		2,125	2,170
Duke Energy Corp. 3.750% due 04/01/2031	EUR	4,150	4,967
Edison International 5.750% due 06/15/2027		$1,300	1,309
Electricite de France SA
5.250% due 10/13/2055		300	252
6.000% due 04/22/2064		3,100	2,940
9.125% due 03/15/2033 •(i)		6,100	6,896
Enel Finance International NV
2.500% due 07/12/2031		1,700	1,492
6.000% due 10/07/2039		1,300	1,338
Entergy Texas, Inc. 1.750% due 03/15/2031		2,000	1,728
Eskom Holdings SOC Ltd. 6.350% due 08/10/2028		2,000	2,024
FirstEnergy Transmission LLC 2.866% due 09/15/2028		2,000	1,908
FORESEA Holding SA 7.500% due 06/15/2030		1,225	1,165
Gazprom PJSC Via Gaz Finance PLC 2.950% due 01/27/2029		4,800	3,432
Genesis Energy LP 8.250% due 01/15/2029		2,100	2,197
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		300	288
Kentucky Utilities Co. 3.300% due 06/01/2050		100	67
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		650	646
National Grid PLC 0.750% due 09/01/2033	EUR	4,200	3,973
NextEra Energy Capital Holdings, Inc. 2.200% due 12/02/2026	AUD	6,900	4,432
NGPL PipeCo LLC
4.875% due 08/15/2027		$1,602	1,594
7.768% due 12/15/2037		1,139	1,302
Niagara Energy SAC 5.746% due 10/03/2034		1,600	1,585
ONEOK, Inc.
5.050% due 11/01/2034		1,575	1,534
5.625% due 01/15/2028		750	767
Pacific Gas & Electric Co.
2.100% due 08/01/2027		300	284
2.500% due 02/01/2031		1,400	1,216
2.950% due 03/01/2026		400	395
3.150% due 01/01/2026		1,110	1,100

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

3.250% due 06/01/2031		350	314
3.300% due 03/15/2027		700	684
3.300% due 12/01/2027		3,000	2,904
3.500% due 08/01/2050		130	83
3.750% due 07/01/2028		150	146
3.750% due 08/15/2042		100	71
3.950% due 12/01/2047		1,000	706
4.200% due 03/01/2029		2,000	1,953
4.200% due 06/01/2041		500	385
4.250% due 03/15/2046		200	149
4.300% due 03/15/2045		600	453
4.450% due 04/15/2042		500	398
4.500% due 07/01/2040		1,400	1,168
4.600% due 06/15/2043		300	238
4.650% due 08/01/2028		800	796
4.950% due 07/01/2050		444	358
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
3.000% due 06/30/2030		5,200	4,791
4.000% due 06/30/2050		5,400	3,807
4.375% due 02/05/2050		1,000	761
4.875% due 07/17/2049		3,200	2,605
6.150% due 05/21/2048		2,820	2,749
Rio Oil Finance Trust 8.200% due 04/06/2028		1,362	1,421
San Diego Gas & Electric Co. 1.700% due 10/01/2030		1,900	1,655
Southern California Edison Co.
2.850% due 08/01/2029		100	93
3.650% due 02/01/2050		1,475	976
4.650% due 10/01/2043		800	647
4.875% due 03/01/2049		600	481
5.625% due 02/01/2036		1,000	974
6.650% due 04/01/2029		200	210
Southern California Gas Co. 2.550% due 02/01/2030		800	735
Southern Gas Corridor CJSC 6.875% due 03/24/2026		6,980	7,081
Targa Resources Partners LP 4.000% due 01/15/2032		775	723
Telecom Italia SpA 7.875% due 07/31/2028	EUR	2,650	3,511
Tierra Mojada Luxembourg SARL 5.750% due 12/01/2040		$2,805	2,652
Vodafone Group PLC
5.125% due 06/19/2059		700	612
7.875% due 02/15/2030		30	34
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		2,200	2,287

			120,942

Total Corporate Bonds & Notes (Cost $1,346,311)			1,305,984

U.S. GOVERNMENT AGENCIES 16.9%
Fannie Mae
0.230% due 09/25/2040 •(a)		260	7
1.380% due 09/25/2037 •(a)		306	27
4.866% due 10/18/2030 •		0	1
6.500% due 06/25/2028		3	3
6.850% due 12/18/2027		3	3
Freddie Mac
4.918% due 09/15/2030 •		1	1
5.599% due 10/25/2044 - 02/25/2045 •		23	21
5.799% due 07/25/2044 •		32	31
6.500% due 07/25/2043		3	3
Ginnie Mae
4.625% (H15T1Y + 1.500%) due 07/20/2026 ~		1	1
4.750% due 11/20/2026 - 11/20/2027 •		2	2
4.875% (H15T1Y + 1.500%) due 05/20/2026 ~		1	1
6.112% due 09/16/2042 ~		127	127
Uniform Mortgage-Backed Security
3.000% due 02/01/2047		506	448
3.500% due 11/01/2045 - 10/01/2048		5,166	4,730
4.000% due 07/01/2048 - 06/01/2049		1,109	1,048
5.000% due 11/01/2035		13	13
6.000% due 04/01/2054		4,001	4,076
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2055		67,400	58,316
4.000% due 07/01/2055 - 08/01/2055		34,200	31,801
4.500% due 08/01/2055		91,300	87,300
5.000% due 08/01/2055		39,800	38,985
6.000% due 08/01/2055		100,100	101,632

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.500% due 08/01/2055	159,500	164,462

Total U.S. Government Agencies (Cost $488,131)		493,039

U.S. TREASURY OBLIGATIONS 4.7%
U.S. Treasury Bonds
1.875% due 02/15/2041	57,400	39,498
2.875% due 05/15/2043 (o)(q)	12,532	9,663
3.125% due 02/15/2043 (o)(q)	18,631	14,989
3.750% due 11/15/2043 (q)	1,500	1,311
3.875% due 02/15/2043 (q)	28,000	25,073
4.625% due 05/15/2044 (o)(q)	21,700	21,287
4.750% due 11/15/2043 (o)(q)	11,700	11,691
4.750% due 02/15/2045	13,200	13,134

Total U.S. Treasury Obligations (Cost $165,462)		136,646

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.3%
Adjustable Rate Mortgage Trust 4.047% due 01/25/2036 ~	13	11
American Home Mortgage Assets Trust
4.624% due 05/25/2046 •	99	87
4.644% due 10/25/2046 •	378	192
5.099% due 02/25/2047 •	19,454	6,778
American Home Mortgage Investment Trust
6.460% due 12/25/2035 •	480	161
6.500% due 03/25/2047	1,654	1,073
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042	5,310	4,204
Banc of America Funding Trust
2.371% due 03/20/2036 ~	11	10
5.500% due 01/25/2036	11	11
5.760% due 09/20/2035 ~	18	15
6.000% due 07/25/2037	198	167
6.000% due 08/25/2037	55	45
Banc of America Mortgage Trust
5.056% due 02/25/2036 ~	6	6
5.329% due 11/20/2046 ~	342	305
5.442% due 06/25/2035 ~	35	32
6.000% due 10/25/2036	51	44
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	600	589
Bear Stearns Adjustable Rate Mortgage Trust
4.521% due 02/25/2036 ~	140	130
5.056% due 01/25/2035 ~	197	192
5.166% due 01/25/2035 ~	4	4
5.396% due 08/25/2035 ~	171	159
5.939% due 01/25/2034 ~	1	1
6.884% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
4.053% due 03/25/2036 ~	116	95
4.180% due 08/25/2036 ~	243	163
4.333% due 11/25/2036 ~	92	42
4.607% due 11/25/2036 ~	1,911	981
4.608% due 11/25/2036 ~	88	51
4.774% due 08/25/2036 •	364	323
4.905% due 09/25/2035 ~	283	163
5.467% due 05/25/2035 ~	528	506
Benchmark Mortgage Trust 5.738% due 12/15/2057	4,900	5,108
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	5,522	4,975
3.250% due 09/25/2063 ~	5,291	4,744
Chase Mortgage Finance Trust
5.500% due 11/25/2035	219	157
5.500% due 07/25/2037	931	0
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.644% due 10/25/2046 •	240	252
4.684% due 01/25/2036 •	42	40
Citigroup Commercial Mortgage Trust 3.209% due 05/10/2049	1,100	1,086
Citigroup Mortgage Loan Trust
4.783% due 09/25/2037 ~	156	144
4.832% due 04/25/2037 ~	117	104
5.988% due 08/25/2035 ~	9	8
6.490% due 05/25/2035 •	5	5
6.560% due 10/25/2035 •	71	68
6.756% due 03/25/2034 ~	6	5
7.230% due 10/25/2035 •	53	55
7.875% due 09/25/2037 ~	14	13
Citigroup Mortgage Loan Trust, Inc. 4.485% due 05/25/2035 ~	72	69
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	382	335
COMM Mortgage Trust 4.228% due 05/10/2051	1,000	978

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Countrywide Alternative Loan Trust
4.627% due 12/20/2046 •		630	550
4.674% due 06/25/2036 •		1,358	1,275
4.712% due 09/20/2046 •		370	325
4.794% due 04/25/2046 •		4,158	3,862
4.819% due 02/25/2037 ~		338	300
4.834% due 02/25/2036 •		3,106	2,648
4.852% due 07/20/2046 •		237	199
4.897% due 10/25/2035 ~		6	5
5.096% due 11/20/2035 •		1,677	1,649
5.399% due 12/25/2035 •		130	111
5.500% due 03/25/2035		2,934	2,620
5.500% due 11/25/2035		486	268
5.500% due 12/25/2035		318	193
5.500% due 01/25/2036		96	53
5.750% due 02/25/2035		256	172
5.750% due 03/25/2037 •		80	41
6.000% due 10/25/2036		2,878	1,371
6.000% due 02/25/2037		2,404	872
6.250% due 11/25/2036		604	444
6.250% due 12/25/2036 •		436	180
6.250% due 08/25/2037		2,693	1,241
Countrywide Home Loan Mortgage Pass-Through Trust
4.894% due 05/25/2035 •		48	42
5.500% due 01/25/2035		150	152
5.500% due 09/25/2035		55	55
5.500% due 12/25/2035		160	85
6.000% due 05/25/2036		128	58
6.000% due 01/25/2037		2,702	1,263
6.741% due 02/25/2034 ~		18	18
6.804% due 07/20/2034 ~		63	62
Countrywide Home Loan Reperforming REMIC Trust 4.774% due 06/25/2035 •		28	27
Credit Suisse First Boston Mortgage Securities Corp.
5.695% due 06/25/2033 ~		35	34
6.000% due 01/25/2036		382	235
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ		206	52
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.934% due 02/25/2035 •		721	713
5.500% due 12/25/2035		161	136
Deutsche Alt-B Securities Mortgage Loan Trust 6.800% due 07/25/2036		66	57
EMF-NL Prime BV 3.063% due 04/17/2041 •	EUR	117	138
Eurosail PLC 2.409% due 09/10/2044 •		4,154	4,830
Eurosail-U.K. PLC
5.058% due 09/13/2045 •	GBP	2,520	3,433
5.308% due 06/13/2045 •		1,523	2,089
First Horizon Asset Securities, Inc. 5.618% due 02/25/2036 ~		$15	14
First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037		389	116
GMACM Mortgage Loan Trust
3.846% due 11/19/2035 ~		17	15
3.938% due 04/19/2036 ~		27	22
GreenPoint Mortgage Funding Trust 4.974% due 11/25/2045 •		17	16
GreenPoint Mortgage Pass-Through Certificates 7.182% due 10/25/2033 ~		36	35
GS Mortgage-Backed Securities Trust 5.648% due 06/25/2065 ~		14,000	14,063
GSR Mortgage Loan Trust
4.299% due 05/25/2035 ~		110	82
4.729% due 01/25/2036 ~		26	25
4.920% due 06/25/2034 ~		7	7
4.985% due 11/25/2035 ~		68	66
5.014% due 08/25/2046 •		10,636	2,305
5.540% due 11/25/2035 ~		57	27
6.000% due 02/25/2036		964	418
6.000% due 03/25/2037		158	79
6.000% due 05/25/2037		40	29
6.562% due 09/25/2035 ~		1	1
6.976% due 05/25/2034 ~		30	30
HarborView Mortgage Loan Trust
4.300% due 06/19/2036 ~		105	54
4.812% due 09/19/2037 •		230	198
4.812% due 01/19/2038 •		320	281
4.842% due 12/19/2036 •		1,878	1,474
HomeBanc Mortgage Trust 4.954% due 01/25/2036 •		43	41
IndyMac INDX Mortgage Loan Trust
3.404% due 07/25/2037 ~		89	58
3.934% due 08/25/2036 ~		44	28
4.057% due 06/25/2036 ~		161	142

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.914% due 07/25/2035 •	19	18
4.974% due 06/25/2037 •	57	71
JP Morgan Alternative Loan Trust 4.714% due 03/25/2037 •	345	297
JP Morgan Mortgage Trust
4.154% due 07/27/2037 ~	398	371
5.177% due 06/25/2036 ~	33	22
5.298% due 06/25/2037 ~	567	438
5.479% due 08/25/2035 ~	88	78
5.496% due 07/25/2035 ~	8	7
5.555% due 11/25/2054 •	2,941	2,944
5.741% due 04/25/2036 ~	96	83
5.750% due 01/25/2036	188	80
5.843% due 04/25/2035 ~	92	90
Lehman XS Trust 4.794% due 07/25/2037 •	239	219
MASTR Adjustable Rate Mortgages Trust
3.479% due 11/25/2033 ~	10	9
4.914% due 05/25/2037 •	80	31
5.114% due 05/25/2047 •	923	753
MASTR Alternative Loan Trust 4.834% due 03/25/2036 •	501	47
Merrill Lynch Alternative Note Asset Trust
4.563% due 06/25/2037 ~	74	34
4.754% due 01/25/2037 •	5,499	1,658
Merrill Lynch Mortgage Investors Trust
4.284% due 05/25/2034 ~	73	65
4.854% due 02/25/2036 •	334	328
6.028% due 11/25/2035 •	27	26
MFA Trust
1.381% due 04/25/2065 ~	1,224	1,188
6.775% due 10/25/2058 þ	2,301	2,327
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,902	1,854
3.250% due 05/25/2062 ~	154	152
Morgan Stanley Mortgage Loan Trust
3.368% due 11/25/2037 ~	533	373
6.000% due 10/25/2037	3,863	1,998
MortgageIT Securities Corp. Mortgage Loan Trust 4.934% due 09/25/2037 •	2,811	2,139
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~	2,356	2,264
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.320% due 03/25/2047	63	59
OBX Trust 6.844% due 04/25/2063 þ	1,940	1,966
OPEN Trust 7.401% due 11/15/2040 •	2,625	2,632
Prime Mortgage Trust 4.934% due 02/25/2035 •	28	28
RBSGC Structured Trust 5.500% due 11/25/2035 ~	797	668
RBSSP Resecuritization Trust 6.500% due 10/26/2036 ~	745	635
Residential Accredit Loans, Inc. Trust
4.634% due 05/25/2037 •	192	174
4.814% due 07/25/2036 •	71	65
4.834% due 12/25/2046 •	109	96
4.894% due 05/25/2037 •	33	28
4.920% due 02/25/2035 ~	46	41
5.849% due 02/25/2036 ~	74	63
6.000% due 06/25/2036	43	36
6.000% due 05/25/2037	39	33
6.500% due 07/25/2036	166	138
Residential Asset Securitization Trust
4.834% due 01/25/2046 •	715	201
6.000% due 02/25/2036	322	123
6.250% due 09/25/2037	1,859	729
Residential Funding Mortgage Securities, Inc. Trust
5.548% due 02/25/2036 ~	144	137
5.871% due 09/25/2035 ~	117	75
6.000% due 10/25/2036	171	139
Structured Adjustable Rate Mortgage Loan Trust
3.972% due 01/25/2035 ~	37	36
4.556% due 09/25/2036 ~	575	391
4.834% due 04/25/2047 •	217	179
5.030% due 09/25/2035 ~	372	331
5.034% due 10/25/2034 •	1,901	1,715
5.267% due 03/25/2036 ~	32	26
Structured Asset Mortgage Investments Trust
4.874% due 05/25/2036 •	525	431
4.954% due 05/25/2046 •	28	17
5.092% due 09/19/2032 •	2	2
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.554% due 06/25/2033 ~	11	11

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034 «(l)	2,600	2,601
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	7,332	7,045
5.434% due 10/25/2048 •	4,470	4,480
5.434% due 05/25/2058 •	254	260
Verus Securitization Trust
5.999% due 02/25/2068	1,594	1,594
6.665% due 09/25/2068 þ	4,785	4,843
7.070% due 10/25/2068 þ	5,446	5,527
Wachovia Mortgage Loan Trust LLC
4.205% due 08/20/2035 ~	55	52
7.444% due 10/20/2035 ~	9	8
WaMu Mortgage Pass-Through Certificates Trust
4.068% due 12/25/2046 •	98	86
4.142% due 12/25/2036 ~	158	140
4.182% due 02/27/2034 •	6	6
4.257% due 02/25/2037 ~	1,162	1,047
4.823% due 09/25/2036 ~	127	111
4.954% due 11/25/2045 •	367	353
4.974% due 12/25/2045 •	284	261
5.074% due 08/25/2045 •	171	172
5.099% due 02/25/2047 •	244	223
5.149% due 06/25/2047 •	23	19
5.279% due 10/25/2046 •	461	397
5.399% due 08/25/2046 •	631	578
5.447% due 07/25/2046 •	377	342
5.599% due 11/25/2042 •	1	1
5.799% due 06/25/2042 •	1	1
5.799% due 08/25/2042 •	1	1
5.899% due 10/25/2046 •	76	71
6.526% due 09/25/2033 ~	932	929
Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036	15,300	4,044
4.914% due 01/25/2047 •	288	255
5.239% due 05/25/2047 •	10	13
Wells Fargo Commercial Mortgage Trust 2.725% due 02/15/2053	900	828
Wells Fargo Mortgage-Backed Securities Trust
6.678% due 04/25/2036 ~	9	9
6.678% due 11/25/2037 ~	134	124
6.920% due 09/25/2033 ~	8	7

Total Non-Agency Mortgage-Backed Securities (Cost $172,694)		153,770

ASSET-BACKED SECURITIES 10.4%
AUTOMOBILE ABS OTHER 1.3%
Carmax Select Receivables Trust 5.010% due 09/16/2030	4,800	4,851
Exeter Automobile Receivables Trust 5.160% due 07/15/2031	7,665	7,757
GLS Auto Receivables Issuer Trust 5.490% due 07/17/2028	3,800	3,817
GLS Auto Select Receivables Trust 6.670% due 12/17/2029	1,600	1,658
Santander Drive Auto Receivables Trust
4.870% due 05/15/2031	1,000	1,012
5.060% due 05/15/2031	6,800	6,890
5.450% due 03/15/2030	2,405	2,434
6.400% due 03/17/2031	2,313	2,395
6.430% due 02/18/2031	5,400	5,605

		36,419

AUTOMOBILE SEQUENTIAL 0.3%
Carmax Select Receivables Trust 4.770% due 09/17/2029	8,100	8,160
First Help Financial Issuer Trust 4.920% due 02/15/2031	1,200	1,204
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	383	385

		9,749

CMBS OTHER 0.4%
Greystone Commercial Real Estate LLC 5.793% due 01/15/2043 •	5,100	5,106
LoanCore Issuer Ltd.
5.726% due 07/15/2036 •	2,948	2,949

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.853% due 01/17/2037 •	2,455	2,462

		10,517

HOME EQUITY OTHER 4.9%
Aames Mortgage Investment Trust 5.739% due 06/25/2035 •	5,867	5,214
ACE Securities Corp. Home Equity Loan Trust 5.034% due 02/25/2036 •	23	23
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.620% due 04/25/2034 •	618	598
5.109% due 01/25/2036 •	726	723
Argent Securities Trust 4.974% due 05/25/2036 •	542	130
Bear Stearns Asset-Backed Securities Trust
5.234% due 10/27/2032 •	3	3
5.484% due 01/25/2037 •	6,190	6,209
5.484% due 08/25/2037 •	204	183
5.684% due 08/25/2037 •	69	69
6.234% due 07/25/2035 •	8,712	8,707
Carrington Mortgage Loan Trust
4.914% due 06/25/2036 •	1,746	1,643
5.229% due 09/25/2035 •	608	600
5.259% due 02/25/2035 •	1,282	1,279
Citigroup Mortgage Loan Trust 4.934% due 08/25/2036 •	1,005	999
Countrywide Asset-Backed Certificates 5.134% due 11/25/2036 •	676	578
Countrywide Asset-Backed Certificates Trust
4.144% due 02/25/2036 ~	7,250	6,831
4.276% due 10/25/2046 ~	66	67
4.694% due 11/25/2037 •	3,144	2,940
4.724% due 11/25/2037 •	4,619	4,378
4.874% due 09/25/2037 •	51	53
4.894% due 05/25/2037 •	1,536	1,489
5.006% due 10/25/2035 ~	1,129	1,125
5.014% due 06/25/2037 •	2,431	2,366
5.456% due 07/25/2035 ~	656	653
Fieldstone Mortgage Investment Trust 4.759% due 11/25/2036 •	1,689	1,054
First NLC Trust
4.574% due 08/25/2037 •	126	63
4.714% due 08/25/2037 •	84	42
GSAA Home Equity Trust
4.774% due 09/25/2036 •	902	202
4.914% due 11/25/2036 •	10,725	3,403
5.034% due 03/25/2037 •	170	67
5.034% due 05/25/2047 •	97	59
GSAMP Trust 4.934% due 05/25/2046 •	2,366	2,272
Home Equity Asset Trust 4.994% due 08/25/2036 •	2,482	2,460
Home Equity Mortgage Loan Asset-Backed Trust
4.574% due 11/25/2036 •	4,213	3,958
4.624% due 04/25/2037 •	3,037	2,056
4.674% due 11/25/2036 •	1,600	1,300
5.094% due 03/25/2036 •	5,912	5,575
JP Morgan Mortgage Acquisition Corp.
4.944% due 02/25/2036 •	2,712	2,687
5.364% due 12/25/2035 •	1,282	1,264
JP Morgan Mortgage Acquisition Trust 4.734% due 07/25/2036 •	849	395
Long Beach Mortgage Loan Trust 5.184% due 02/25/2034 •	658	654
MASTR Asset-Backed Securities Trust
4.754% due 11/25/2036 •	17,397	10,287
5.259% due 10/25/2034 •	185	179
MASTR Specialized Loan Trust 5.559% due 11/25/2035 •	1,998	1,914
Merrill Lynch Mortgage Investors Trust
4.574% due 04/25/2047 •	915	363
4.954% due 03/25/2037 •	720	671
5.074% due 03/25/2037 •	376	351
Morgan Stanley ABS Capital, Inc. Trust
4.524% due 01/25/2037 •	444	205
4.574% due 10/25/2036 •	1,647	719
4.634% due 09/25/2036 •	1,414	486
4.654% due 10/25/2036 •	998	436
5.229% due 03/25/2034 •	366	386
Morgan Stanley Home Equity Loan Trust 4.784% due 04/25/2037 •	140	73
Morgan Stanley Mortgage Loan Trust
6.000% due 04/25/2037 ~	10,682	3,659
6.226% due 10/25/2036	175	48
Nationstar Home Equity Loan Trust 4.884% due 03/25/2037 •	3,000	2,726

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

New Century Home Equity Loan Trust 5.319% due 05/25/2034 •	2,944	2,993
Option One Mortgage Loan Trust
4.574% due 03/25/2037 •	187	171
4.874% due 01/25/2037 •	315	185
4.934% due 07/25/2036 •	1,241	713
Renaissance Home Equity Loan Trust
5.374% due 05/25/2034 •	1,098	987
5.612% due 04/25/2037	927	215
Residential Asset Mortgage Products Trust 4.874% due 12/25/2036 •	734	728
Residential Asset Securities Corp. Trust 5.529% due 03/25/2035 •	1,150	1,151
Saxon Asset Securities Trust
4.734% due 05/25/2047 •	10,848	7,916
4.834% due 09/25/2047 •	4,656	4,332
Securitized Asset-Backed Receivables LLC Trust
4.554% due 12/25/2036 •	222	48
4.694% due 01/25/2037 •	5,424	5,159
5.394% due 10/25/2035 •	3,151	2,284
SG Mortgage Securities Trust 4.854% due 10/25/2036 •	2,000	1,519
Soundview Home Loan Trust
4.584% due 06/25/2037 •	2,190	1,442
4.954% due 02/25/2037 •	1,233	332
Structured Asset Investment Loan Trust
4.584% due 09/25/2036 •	27	27
5.234% due 07/25/2034 •	3,229	3,344
5.334% due 04/25/2035 •	11,000	10,366
Structured Asset Securities Corp. Mortgage Loan Trust 5.064% due 11/25/2037 •	642	623

		141,409

HOME EQUITY SEQUENTIAL 0.0%
ABFC Trust
4.754% due 01/25/2037 •	471	260
4.874% due 01/25/2037 •	2,018	1,112
Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •	196	51

		1,423

WHOLE LOAN COLLATERAL 0.4%
Bear Stearns Asset-Backed Securities Trust 5.234% due 09/25/2046 •	1,161	1,112
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ	125	62
Citigroup Mortgage Loan Trust, Inc. 4.824% due 06/25/2037 •	275	275
First Franklin Mortgage Loan Trust
4.914% due 10/25/2036 •	741	485
5.709% due 07/25/2034 •	47	46
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.194% due 12/25/2035 •	300	296
Securitized Asset-Backed Receivables LLC Trust
4.854% due 11/25/2036 •	22,972	6,387
5.014% due 12/25/2035 •	209	205
Specialty Underwriting & Residential Finance Trust
4.704% due 04/25/2037 •	4,580	3,371
5.000% due 12/25/2036 •	166	163

		12,402

OTHER ABS 3.1%
Allegro CLO Ltd. 5.519% due 01/19/2033 •	5,000	5,004
Anchorage Capital CLO Ltd. 5.369% due 01/20/2035 •	1,000	998
Anchorage Credit Funding Ltd.
3.900% due 07/28/2037	1,060	1,041
3.928% due 04/25/2038	1,800	1,768
4.430% due 07/25/2037	956	947
4.620% due 04/25/2037	805	799
Capital Street Master Trust 5.654% due 10/16/2028 •	2,400	2,401
Carval CLO Ltd. 5.491% due 07/16/2031 •	1,339	1,341
College Avenue Student Loans LLC
5.955% due 06/25/2054 •	3,509	3,526
6.500% due 06/25/2054	4,256	4,472
7.330% due 06/25/2054	2,132	2,242
7.580% due 06/25/2054	1,871	1,964
8.210% due 06/25/2054	482	510
10.120% due 06/25/2054	688	713

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

CRB Securitization Trust 6.960% due 10/20/2033		453	455
Cumulus Static CLO DAC 3.343% due 11/15/2033 •	EUR	3,509	4,144
KKR CLO Ltd. 5.701% due 02/09/2035 •		$5,500	5,504
Madison Park Funding Ltd. 5.256% due 10/15/2034 •		3,300	3,304
Magnetite Ltd. 5.406% due 10/15/2031 •		3,925	3,927
Mountain View CLO Ltd. 5.716% due 04/15/2034 •		5,000	5,008
Navient Student Loan Trust
6.004% due 03/15/2072 •		791	798
7.230% due 03/15/2072		500	540
Oportun Funding Trust
4.960% due 08/16/2032		487	486
5.240% due 08/16/2032		600	602
5.780% due 08/16/2032		500	502
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		700	455
5.162% due 04/15/2032 «		575	575
5.329% due 10/15/2032		2,300	2,305
5.617% due 04/15/2032 «		779	780
5.639% due 10/15/2032		2,700	2,707
5.823% due 04/15/2032 «		450	449
6.261% due 04/15/2032 «		470	470
10.273% due 04/15/2032 «		580	563
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		209	210
Parallel Ltd. 5.366% due 07/15/2034 •		1,900	1,897
Rockford Tower Europe CLO DAC 3.561% due 04/24/2037 •	EUR	2,500	2,946
Silver Rock CLO Ltd. 5.309% due 01/20/2035 •		$1,300	1,298
SMB Private Education Loan Trust
5.954% due 09/15/2053 •		5,334	5,416
6.150% due 09/15/2053		3,286	3,453
6.930% due 09/15/2053		1,996	2,125
7.540% due 09/15/2053		408	431
8.870% due 09/15/2053		842	905
Start Ltd. 4.089% due 03/15/2044		220	218
Trinitas CLO Ltd. 5.652% due 04/25/2033 •		7,000	7,010
Voya CLO Ltd. 5.329% due 04/20/2034 •		3,300	3,288

			90,497

Total Asset-Backed Securities (Cost $310,146)			302,416

SOVEREIGN ISSUES 18.4%
Angolan Government International Bond
8.000% due 11/26/2029		4,600	4,183
9.125% due 11/26/2049		2,200	1,708
Argentina Government International Bond
0.750% due 07/09/2030		13,681	10,869
3.500% due 07/09/2041		24,780	15,425
4.125% due 07/09/2035 (m)		3,241	2,181
Avenir Issuer Ireland DAC 6.000% due 10/25/2027		4,837	4,537
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		2,725	2,808
6.250% due 10/31/2028		2,700	2,848
Brazil Government International Bond
4.750% due 01/14/2050		7,101	5,024
6.125% due 03/15/2034		2,800	2,779
Chile Government International Bond
3.100% due 05/07/2041		4,700	3,506
3.750% due 01/14/2032	EUR	3,100	3,724
Colombia Government International Bond
4.500% due 01/28/2026		$7,100	7,094
4.500% due 03/15/2029		5,000	4,758
5.200% due 05/15/2049		5,700	3,834
7.500% due 02/02/2034		5,500	5,482
8.500% due 04/25/2035		2,500	2,600
8.750% due 11/14/2053		4,600	4,567
Costa Rica Government International Bond
6.125% due 02/19/2031		1,000	1,030
7.300% due 11/13/2054		1,700	1,765
Dominican Republic International Bond
4.875% due 09/23/2032		3,550	3,287
5.875% due 01/30/2060		3,100	2,610
6.500% due 02/15/2048		1,250	1,186
6.850% due 01/27/2045		4,800	4,760

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.950% due 03/15/2037		2,000	2,036
Ecuador Government International Bond
0.000% due 07/31/2030 (g)		585	427
5.000% due 07/31/2040		2,778	1,756
5.500% due 07/31/2035		11,903	8,695
6.900% due 07/31/2030		1,000	870
Egypt Government International Bond
6.375% due 04/11/2031	EUR	13,700	15,009
7.053% due 01/15/2032		$2,200	2,018
7.500% due 02/16/2061		4,000	2,917
7.625% due 05/29/2032		700	649
8.625% due 02/04/2030		1,900	1,923
8.750% due 09/30/2051		1,900	1,562
21.954% due 03/04/2028	EGP	384,300	7,644
El Salvador Government International Bond
9.250% due 04/17/2030		$1,525	1,618
9.650% due 11/21/2054		2,750	2,839
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		4,900	2,649
3.125% due 09/30/2049		12,775	8,726
Ghana Government International Bond
0.000% due 07/03/2026 (g)		300	291
0.000% due 01/03/2030 (g)		657	551
5.000% due 07/03/2029		5,520	5,189
5.000% due 07/03/2035		4,343	3,390
Guatemala Government International Bond
3.700% due 10/07/2033		2,100	1,778
4.500% due 05/03/2026		4,000	3,970
4.900% due 06/01/2030		1,400	1,373
5.375% due 04/24/2032		700	685
6.125% due 06/01/2050		1,400	1,271
Hungary Government International Bond
3.125% due 09/21/2051		2,100	1,243
5.375% due 09/26/2030		2,200	2,223
5.375% due 09/12/2033	EUR	9,200	11,684
Indonesia Government International Bond
1.300% due 03/23/2034		2,700	2,631
3.650% due 09/10/2032		3,800	4,517
3.875% due 01/15/2033		3,100	3,727
Israel Government International Bond
1.750% due 08/31/2025	ILS	20,500	6,061
3.800% due 05/13/2060		$2,480	1,619
5.375% due 02/19/2030		11,650	11,887
Ivory Coast Government International Bond
4.875% due 01/30/2032	EUR	4,600	4,865
5.250% due 03/22/2030		3,300	3,723
5.875% due 10/17/2031		2,000	2,232
8.250% due 01/30/2037		$900	869
Lebanon Government International Bond 6.850% due 03/23/2027 ^(d)		3,925	740
Mexican Udibonos 2.750% due 11/27/2031 (h)	MXN	184,893	8,733
Mexico Government International Bond
3.771% due 05/24/2061		$29,126	17,275
4.280% due 08/14/2041		724	558
4.400% due 02/12/2052		1,007	709
4.750% due 04/27/2032		1,600	1,524
5.000% due 04/27/2051		2,000	1,556
5.750% due 10/12/2110		2,000	1,583
6.625% due 01/29/2038 (b)		5,800	5,896
Nigeria Government International Bond
6.125% due 09/28/2028		2,600	2,491
6.500% due 11/28/2027		5,700	5,667
7.143% due 02/23/2030		3,000	2,860
7.375% due 09/28/2033		1,600	1,433
7.875% due 02/16/2032		3,000	2,852
North Macedonia Government International Bond 3.675% due 06/03/2026	EUR	2,000	2,362
Oman Government International Bond
5.625% due 01/17/2028		$5,400	5,525
6.000% due 08/01/2029		800	840
6.750% due 01/17/2048		4,980	5,153
Pakistan Government International Bond
6.000% due 04/08/2026		4,600	4,535
7.375% due 04/08/2031 (m)		2,200	1,960
Panama Government International Bond
4.500% due 04/16/2050		3,300	2,238
6.400% due 02/14/2035		4,900	4,783
6.700% due 01/26/2036		10,200	10,168
6.853% due 03/28/2054		1,600	1,470
7.500% due 03/01/2031		4,100	4,373
9.375% due 04/01/2029		2,100	2,376
Paraguay Government International Bond
5.600% due 03/13/2048		1,500	1,339
6.000% due 02/09/2036		2,000	2,038

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Peru Government International Bond
2.783% due 01/23/2031		2,175	1,953
6.900% due 08/12/2037	PEN	5,700	1,640
8.750% due 11/21/2033		$3,440	4,211
Provincia de Buenos Aires 6.625% due 09/01/2037		6,586	4,750
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	2,300	2,124
9.500% due 07/31/2031		$2,000	1,869
Republic of Kenya Government International Bond
8.000% due 05/22/2032		1,600	1,500
9.500% due 03/05/2036		2,700	2,550
9.750% due 02/16/2031		2,100	2,135
Republic of Poland Government International Bond 5.500% due 03/18/2054		4,700	4,373
Republic of South Africa Government International Bond
5.650% due 09/27/2047		3,010	2,256
5.750% due 09/30/2049		3,500	2,639
8.000% due 01/31/2030	ZAR	39,700	2,205
8.875% due 02/28/2035		249,100	13,139
Republic of Uzbekistan International Bond 5.375% due 05/29/2027	EUR	2,000	2,416
Romania Government International Bond
2.000% due 04/14/2033		2,000	1,809
5.250% due 03/10/2030		1,700	2,047
5.250% due 05/30/2032		700	813
5.375% due 03/22/2031		2,650	3,135
5.625% due 05/30/2037		400	444
Saudi Government International Bond
3.375% due 03/05/2032		3,825	4,491
3.450% due 02/02/2061		$2,000	1,243
3.750% due 01/21/2055		3,100	2,121
4.500% due 10/26/2046		28,500	23,514
5.000% due 04/17/2049		300	262
5.375% due 01/13/2031		7,300	7,576
Senegal Government International Bond
4.750% due 03/13/2028	EUR	700	654
5.375% due 06/08/2037		2,600	1,904
6.250% due 05/23/2033		$2,500	1,653
7.750% due 06/10/2031		5,000	3,673
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,700	1,850
1.500% due 06/26/2029		6,500	6,995
1.650% due 03/03/2033		2,500	2,417
2.050% due 09/23/2036		900	807
3.125% due 05/15/2027		2,900	3,404
Sri Lanka Government International Bond
3.100% due 01/15/2030		$950	849
3.350% due 03/15/2033		1,863	1,509
3.600% due 06/15/2035		1,258	866
3.600% due 05/15/2036		873	713
3.600% due 02/15/2038		1,747	1,423
4.000% due 04/15/2028		865	814
Turkiye Government International Bond
4.875% due 04/16/2043		11,400	8,051
5.125% due 02/17/2028		9,600	9,414
5.750% due 05/11/2047		3,560	2,677
6.000% due 01/14/2041		3,500	2,893
6.125% due 10/24/2028		10,900	10,951
7.625% due 04/26/2029		5,100	5,346
7.625% due 05/15/2034		6,200	6,361
47.469% due 09/06/2028 ~	TRY	114,600	2,764
Ukraine Government International Bond
1.750% due 02/01/2029		$7,581	4,700
1.750% due 02/01/2034		7,095	3,689
1.750% due 02/01/2035		3,688	1,892
1.750% due 02/01/2036		2,938	1,469
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		12,900	2,278
7.650% due 04/21/2035 ^(d)		900	146
9.250% due 09/15/2027 ^(d)		2,900	591
9.250% due 05/07/2028 ^(d)		900	160
Vietnam Government International Bond 5.500% due 03/12/2028 (m)		3,617	3,471

Total Sovereign Issues (Cost $557,791)			536,318

		SHARES
COMMON STOCKS 0.1%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)		228,414	267

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Windstream Services LLC «(e)		50,061	982

			1,249

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (e)		4,701	133

FINANCIALS 0.1%
Hipotecaria Su Casita SA (e)		157,773	0
Intelsat Emergence SA «(l)		72,646	2,506

			2,506

INDUSTRIALS 0.0%
Mcdermott International Ltd. (e)		115	1
Spirit Aviation Holdings, Inc. (e)		26,823	134

			135

Total Common Stocks (Cost $9,199)			4,023

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream - Exp. 12/31/2099 «		9,953	195

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		2,562	6

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 12/31/2099 «		30,487	152

Total Warrants (Cost $519)			353

PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(i)		400,000	359
Charles Schwab Corp.
4.000% due 12/01/2030 •(i)		2,400,000	2,227
5.000% due 12/01/2027 •(i)		4,200,000	4,118
Citigroup, Inc. 4.000% due 12/10/2025 •(i)		1,575,000	1,565
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)		3,600,000	3,598
Nationwide Building Society 10.250% ~		4,258	760

Total Preferred Securities (Cost $12,878)			12,627

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (k)		2,266,190	2,266

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.2%
32.609% due 11/04/2025 - 06/12/2026 (f)(g)	NGN	7,620,452	4,061

U.S. TREASURY BILLS 0.1%
4.311% due 07/03/2025 - 10/21/2025 (f)(g)(q)		$2,769	2,747

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $8,838)		9,074

Total Investments in Securities (Cost $3,241,025)		3,126,976

	SHARES
INVESTMENTS IN AFFILIATES 8.6%
SHORT-TERM INSTRUMENTS 8.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.6%
PIMCO Short-Term Floating NAV Portfolio III	25,661,628	249,867

Total Short-Term Instruments (Cost $249,456)		249,867

Total Investments in Affiliates (Cost $249,456)		249,867

Total Investments 115.9% (Cost $3,490,481)		$3,376,843
Financial Derivative Instruments (n)(p) (0.5)%(Cost or Premiums, net $26,360)		(13,901)
Other Assets and Liabilities, net (15.4)%		(448,690)

Net Assets 100.0%		$2,914,252

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Credit Opportunities Partners LLC 6.520% due 03/20/2028	02/20/2025	$2,700	$2,718	0.09%
Deloitte LLP 5.250% due 01/30/2030	10/30/2024	2,000	2,026	0.07
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	2,000	2,015	0.07
Deloitte LLP 5.410% due 01/30/2037	10/30/2024	500	499	0.02
Deloitte LLP 5.590% due 01/30/2035	10/30/2024	2,000	1,999	0.07
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	2,400	2,414	0.08
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	1,500	1,515	0.05
Intelsat Emergence SA	09/05/2018 - 02/23/2024	6,174	2,506	0.09
National Football League 5.480% due 10/05/2028	03/14/2024	6,600	6,716	0.23
National Football League 5.580% due 10/05/2033	03/14/2024	5,000	5,052	0.17
Pantheon Senior Debt Secondaries 6.317% due 03/26/2026	03/18/2025	1,000	1,000	0.03
Project Alpha Investindustrial 4.256% due 02/27/2026	02/28/2025	588	668	0.02
TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034	09/18/2024	2,600	2,601	0.09
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	4,300	4,216	0.14

$39,362	$35,945	1.22%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

MYI	(0.500)%	05/22/2025	TBD(2)	$(1,677)	$(1,679)
4.100	12/20/2024	TBD(2)	(1,672)	(1,708)
4.200	12/20/2024	TBD(2)	(343)	(351)

Total Reverse Repurchase Agreements	$(3,738)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2055	$47,400	$(37,376)	$(37,534)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2055	50,000	(39,330)	(39,608)

Total Short Sales (2.6)%	$(76,706)	$(77,142)

(m)	Securities with an aggregate market value of $3,718 and cash of $38 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(5,268) at a weighted average interest rate of 3.249%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	37	$37	$(12)	$(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	9	9	(3)	0
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	9	9	(4)	(5)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	37	37	(13)	(28)

Total Written Options	$(32)	$(34)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	249	$22,308	$193	$49	$0
Euro-Bobl September Futures	09/2025	609	84,420	(385)	57	(179)
Euro-BTP September Futures	09/2025	215	30,644	60	48	(58)
Euro-Bund September Futures	09/2025	140	21,463	(169)	5	(61)
Euro-Schatz September Futures	09/2025	1,335	168,658	(296)	47	(150)
U.S. Treasury 2-Year Note September Futures	09/2025	745	154,977	150	41	0
U.S. Treasury 5-Year Note September Futures	09/2025	1,640	178,760	1,869	218	0
U.S. Treasury 10-Year Note September Futures	09/2025	342	38,347	776	107	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	985	112,552	2,278	477	0
United Kingdom Long Gilt September Futures	09/2025	149	19,027	460	21	(66)

$4,936	$1,070	$(514)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Oat September Futures	09/2025	75	$(10,941)	$43	$24	$(5)

Total Futures Contracts	$4,979	$1,094	$(519)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.431%	$3,700	$(38)	$98	$60	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.296	300	(2)	4	2	0	0
Bombardier, Inc.	5.000	Quarterly	12/20/2027	0.759	2,000	(15)	218	203	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.100	400	21	9	30	0	0
Glencore Finance	5.000	Quarterly	12/20/2031	1.385	EUR	3,400	770	84	854	3	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

ZF Europe Finance BV	5.000	Quarterly	12/20/2029	4.701		10,200	786	(632)	154	19	0

							$1,522	$(219)	$1,303	$23	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-41 5-Year Index	5.000%	Quarterly		12/20/2028		$99	$1	$6	$7	$0	$0
CDX.HY-43 5-Year Index	5.000	Quarterly		12/20/2029		69,000	5,150	18	5,168	227	0
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		95,000	4,476	2,815	7,291	334	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		22,600	441	75	516	11	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		181,200	2,992	1,077	4,069	100	0
CDX.iTraxx Crossover 43 5-Year Index	5.000	Quarterly		06/20/2030	EUR	12,330	1,126	248	1,374	61	0

							$14,186	$4,239	$18,425	$733	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	63,000	$(1,732)	$949	$(783)	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		$51,600	823	(403)	420	0	(85)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025		60,900	(177)	379	202	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		73,400	(617)	(173)	(790)	0	(107)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		3,500	(7)	(52)	(59)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		24,700	(806)	439	(367)	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		56,600	3,864	(1,723)	2,141	0	(211)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		28,900	1,337	(277)	1,060	0	(111)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		16,450	85	1,192	1,277	0	(127)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		46,500	6,336	(821)	5,515	0	(361)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	14,200	0	(7)	(7)	2	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		112,800	0	(59)	(59)	11	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		74,600	0	115	115	109	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		8,000	0	14	14	12	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035	EUR	2,200	(8)	25	17	5	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,100	(4)	11	7	2	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,000	(4)	7	3	2	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		2,700	(10)	24	14	6	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,000	(3)	17	14	2	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	34,600	3,287	(3,468)	(181)	1	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		86,800	627	282	909	0	(122)
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029	CZK	174,100	(79)	136	57	0	(25)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	14,530	(207)	182	(25)	0	(16)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		8,790	301	35	336	18	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,200	(14)	23	9	0	0

							$12,992	$(3,153)	$9,839	$173	$(1,226)

Total Swap Agreements							$28,700	$867	$29,567	$929	$(1,226)

(o)	Securities with an aggregate market value of $42,737 and cash of $15,600 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(p)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	28,693		$3,983	$0	$(30)
	07/2025	EUR	15,150		17,738	0	(107)
	07/2025		$4,456	AUD	6,859	59	0
	07/2025		186	NZD	309	2	0
	08/2025	AUD	6,859		$4,458	0	(59)
	08/2025	CNH	40,224		5,594	0	(47)
	08/2025	NZD	309		186	0	(2)
	08/2025		$17,777	EUR	15,150	107	0
BOA	07/2025	EUR	230,275		$261,834	0	(9,419)
	07/2025	IDR	63,156,293		3,871	0	(23)
	07/2025	KRW	2,623,087		1,924	0	(16)
	07/2025		$3,739	CHF	3,063	122	0
	07/2025		2,003	KRW	2,732,553	18	0
	07/2025		23	SGD	29	0	0
	08/2025	CNH	8,712		$1,218	0	(4)
	08/2025	SGD	29		23	0	0
	08/2025	TWD	663		20	0	(3)
	08/2025		$5,186	CNH	37,081	14	0
	10/2025		658	PEN	2,431	26	0
BPS	07/2025	BRL	73,042		$13,010	0	(434)
	07/2025	IDR	97,705,286		5,990	0	(30)
	07/2025	INR	1,483,134		17,290	0	(9)
	07/2025	JPY	435,700		3,019	0	(7)
	07/2025	SEK	1,630		169	0	(3)
	07/2025	THB	1,592		48	0	(1)
	07/2025	TRY	531		13	0	0
	07/2025	TWD	119,242		3,670	0	(436)
	07/2025		$13,334	BRL	73,042	110	0
	07/2025		2,895	IDR	47,238,341	18	0
	07/2025		8,290	KRW	11,222,862	9	0
	07/2025		3,810	THB	124,676	29	0
	07/2025		16,190	TWD	481,262	356	0
	08/2025	CNH	10,206		$1,429	0	(2)
	08/2025	CZK	386		17	0	(1)
	08/2025	TWD	98,198		3,013	0	(401)
	08/2025		$5,928	CNH	42,296	3	0
	08/2025		1,058	INR	91,938	13	0
	08/2025		6	JPY	921	0	0
	08/2025		4,328	TWD	125,277	27	0
	09/2025	ILS	16,400		$4,481	0	(391)
	06/2026		$55	KWD	17	0	0
	05/2030	KWD	1,467		$5,053	202	0
BRC	07/2025	EUR	8,305		9,465	0	(317)
	07/2025	ILS	221		64	0	(2)
	07/2025	KRW	140,039		103	0	(1)
	07/2025	NOK	199		20	0	0
	07/2025	PEN	6,505		1,762	0	(73)
	07/2025	THB	20,533		630	0	(2)
	07/2025	TRY	11,130		274	0	(2)
	07/2025		$56,581	GBP	41,585	501	0
	07/2025		31	ILS	106	0	0
	07/2025		9	JPY	1,336	0	0
	07/2025		43	PLN	161	2	0
	07/2025		5,716	TRY	232,881	61	0
	07/2025	ZAR	279,502		$15,463	0	(300)
	08/2025	CZK	3,804		171	0	(11)
	08/2025	GBP	41,585		56,588	0	(501)
	08/2025	INR	25,239		294	0	0
	08/2025		$440	TRY	18,326	5	0
	09/2025	PEN	4,300		$1,202	0	(9)
BSH	07/2025		18,044		4,965	0	(126)
	09/2025		6,607		1,804	0	(57)
	11/2025		$1,983	PEN	7,330	78	0
CBK	07/2025	BRL	207,452		$38,015	0	(168)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	EUR	8,906		10,379	0	(112)
	07/2025	KRW	10,497,194		7,651	0	(113)
	07/2025	SEK	1,935		204	0	(1)
	07/2025	THB	83,311		2,505	0	(60)
	07/2025	TWD	209,302		6,433	0	(773)
	07/2025		$7,098	AUD	10,895	73	0
	07/2025		35,478	BRL	207,452	2,705	0
	07/2025		11,589	CAD	15,870	65	0
	07/2025		454	EGP	24,678	40	0
	07/2025		3,230	EUR	2,785	50	0
	07/2025		1,196	IDR	19,477,402	5	0
	07/2025		1,822	PEN	6,506	13	0
	07/2025		352	THB	11,752	10	0
	07/2025		5,327	TWD	158,094	116	0
	08/2025	CNH	9,135		$1,271	0	(10)
	08/2025	TWD	229,811		7,053	0	(936)
	08/2025		$17,372	CNH	124,205	45	0
	08/2025		76	EGP	4,164	7	0
	08/2025		8,599	INR	741,118	32	(3)
	09/2025	ILS	3,977		$1,067	0	(115)
	09/2025	PEN	19,813		5,462	0	(117)
	09/2025		$1,458	PEN	5,392	61	0
DUB	07/2025	ILS	107		$31	0	(1)
	07/2025	SGD	54		42	0	(1)
	07/2025		$1,356	EGP	73,588	118	0
	07/2025		275,900	EUR	237,824	4,245	0
	07/2025		61	KZT	32,396	1	0
	07/2025		138	TWD	4,115	3	0
	08/2025	EUR	237,303		$275,900	0	(4,241)
	08/2025		$32	EGP	1,766	3	0
	08/2025		3,671	INR	316,785	17	0
	09/2025	MXN	44,600		$2,317	0	(41)
	09/2025		$388	KZT	205,394	0	(2)
	12/2025		828		440,955	0	(20)
FAR	07/2025	AUD	17,754		$11,455	0	(230)
	07/2025	BRL	129,207		22,599	0	(1,183)
	07/2025	CHF	4,268		5,183	0	(196)
	07/2025	CNH	14,596		2,031	0	(10)
	07/2025	JPY	2,726		19	0	0
	07/2025	SGD	137		106	0	(1)
	07/2025		$23,664	BRL	129,207	118	0
	07/2025		1,504	CHF	1,204	14	0
	07/2025		5,139	JPY	737,271	0	(20)
	07/2025		441	PLN	1,626	10	0
	07/2025		18	SGD	23	0	0
	08/2025	CHF	1,199		$1,504	0	(14)
	08/2025	CNH	10,772		1,505	0	(5)
	08/2025	SGD	23		18	0	0
	08/2025		$1,754	INR	151,721	12	0
	08/2025		19	JPY	2,716	0	0
	09/2025	BRL	6,131		$1,093	0	(18)
	09/2025	MXN	101,625		5,219	0	(153)
GLM	07/2025	BRL	47,629		8,638	0	(129)
	07/2025	TWD	22,645		696	0	(84)
	07/2025		$8,728	BRL	47,629	39	0
	07/2025		283	IDR	4,611,257	1	0
	07/2025		7	SGD	9	0	0
	07/2025		62	TWD	2,009	7	0
	07/2025	ZAR	4,635		$258	0	(3)
	08/2025	SGD	9		7	0	0
	08/2025		$77	EGP	4,265	7	0
	08/2025		21	HUF	7,447	1	0
	09/2025		8,638	BRL	48,365	128	0
IND	07/2025		377	SEK	3,570	0	0
	08/2025	SEK	3,562		$377	0	0
JPM	07/2025	BRL	11,503		2,060	0	(57)
	07/2025	CNH	27,654		3,832	0	(36)
	07/2025	GBP	4,255		5,738	0	(102)
	07/2025	KRW	657,079		480	0	(6)
	07/2025	NZD	2,269		1,353	0	(30)
	07/2025	SGD	3,624		2,821	0	(29)
	07/2025	TRY	68,851		1,692	0	(15)
	07/2025	TWD	120,702		3,712	0	(444)
	07/2025		$2,108	BRL	11,503	9	0
	07/2025		536	IDR	8,721,470	2	0
	07/2025		1,255	PLN	4,666	39	0
	07/2025		15	SGD	19	0	0
	07/2025		979	TWD	29,075	22	0
	07/2025	ZAR	79,250		$4,435	0	(35)
	08/2025	CNH	37,102		5,157	0	(46)
	08/2025	EUR	6,875		8,078	0	(38)
	08/2025	SGD	19		15	0	0
	08/2025	TWD	122,919		3,772	0	(501)
	08/2025		$5,225	CNH	37,347	12	0
	08/2025		1,183	INR	102,540	11	0
	08/2025		69	TWD	2,258	10	0

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

MBC	07/2025	CAD	17,429	$12,689	0	(109)
07/2025	CNH	13,257	1,840	0	(14)
07/2025	SGD	8,705	6,785	0	(61)
07/2025	THB	41,821	1,264	0	(24)
07/2025	TWD	57,525	1,765	0	(216)
07/2025	$1,134	CAD	1,559	11	0
07/2025	17,613	EUR	15,151	235	0
07/2025	5,862	GBP	4,325	75	0
07/2025	238	IDR	3,871,971	0	0
07/2025	17,578	JPY	2,558,640	191	(1)
07/2025	331	PLN	1,239	13	0
07/2025	9,595	SGD	12,334	105	0
07/2025	528	THB	17,608	14	0
07/2025	1,740	TWD	55,139	158	0
08/2025	CAD	1,556	$1,134	0	(11)
08/2025	CNH	24,876	3,455	0	(34)
08/2025	SGD	508	394	0	(7)
08/2025	TWD	92,635	2,861	0	(359)
08/2025	$82	CNH	595	1	0
08/2025	34	JPY	4,897	0	0
MYI	07/2025	JPY	87,071	$603	0	(2)
07/2025	$115	JPY	16,655	0	0
07/2025	187	NOK	1,882	0	0
07/2025	2	PLN	9	0	0
08/2025	CNH	10,980	$1,534	0	(6)
08/2025	NOK	1,882	187	0	0
08/2025	$603	JPY	86,751	2	0
NGF	07/2025	3,386	IDR	55,190,904	17	0
SCX	07/2025	ILS	2	$0	0	0
07/2025	JPY	373,931	2,602	6	0
07/2025	TWD	3,848	132	0	0
07/2025	$216	EGP	11,750	19	0
07/2025	1,316	IDR	21,445,468	6	0
07/2025	1,185	NZD	1,960	10	0
07/2025	79	SGD	101	1	0
07/2025	10,252	TWD	304,841	244	0
07/2025	6,655	ZAR	118,236	14	0
08/2025	CNH	18,917	$2,648	0	(5)
08/2025	SGD	101	79	0	(1)
08/2025	TWD	32,185	986	0	(132)
08/2025	$1,568	CNH	11,431	35	0
08/2025	1,238	INR	106,290	0	(1)
08/2025	113	JPY	16,271	0	0
SOG	07/2025	JPY	2,419,504	$16,761	0	(40)
07/2025	$20	NOK	196	0	0
08/2025	NOK	196	$20	0	0
08/2025	$1	HUF	352	0	0
08/2025	7	INR	613	0	0
08/2025	16,761	JPY	2,410,626	40	0
SSB	07/2025	GBP	47,130	$63,814	0	(878)
11/2025	PEN	5,813	1,576	0	(59)
UAG	07/2025	ILS	16	5	0	0
07/2025	KRW	139,750	103	0	0
07/2025	NOK	1,879	185	0	(1)
07/2025	THB	6,680	201	0	(5)
07/2025	$7,410	GBP	5,475	105	0
07/2025	75	JPY	10,867	0	0
07/2025	103	KRW	139,817	0	0
08/2025	321	CNH	2,333	6	0
08/2025	224	TRY	9,890	16	0
09/2025	140	MXN	2,712	3	0
12/2025	7,370	142,667	94	0

Total Forward Foreign Currency Contracts	$11,234	$(24,891)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	3,900	$(5)	$(1)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	7,400	(8)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,900	(3)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	3,900	(5)	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,900	(4)	0

$(25)	$(2)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Put - OTC USD versus TRY	TRY	39.750	08/11/2025	1,400	$(44)	$(1)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Call - OTC USD versus TRY	51.750	08/11/2025	1,400	(31)	(7)

$(75)	$(8)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	6,700	$(21)	$(61)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	6,700	(21)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	5,800	(18)	(45)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	5,800	(18)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	3,700	(12)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	3,700	(12)	(7)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	3,800	(13)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	3,800	(12)	(7)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	3,400	(10)	(4)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	3,400	(10)	(6)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	5,700	(18)	(50)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	5,700	(18)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	1,400	(4)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	1,400	(4)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	5,800	(17)	(40)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	5,800	(17)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	300	(1)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	4,400	(16)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	4,400	(17)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	1,300	(4)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	1,300	(4)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	9,300	(30)	(35)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	9,300	(30)	(21)

$(328)	$(336)

Total Written Options	$(428)	$(346)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Romania Government International Bond	1.000%	Quarterly	06/20/2030	1.890%	$10,100	$(505)	$112	$0	$(393)
BPS	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	1,500	8	1	9	0
Romania Government International Bond	1.000	Quarterly	12/20/2025	0.758	5,700	8	0	8	0
BRC	Romania Government International Bond	1.000	Quarterly	06/20/2030	1.890	4,900	(247)	56	0	(191)
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.603	1,700	(9)	22	13	0
DUB	Eskom «	4.650	Quarterly	06/30/2029	—◆	5,000	0	296	296	0
Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	5,506	0	30	30	0
GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	1,600	4	13	17	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	600	(6)	10	4	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	7,900	(67)	33	0	(34)

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	1,100	(9)	16	7	0
	Poland Government International Bond	1.000	Quarterly	06/20/2029	0.591	5,000	65	12	77	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	3,600	10	17	27	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	1,300	(4)	16	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	900	(17)	26	9	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	3,900	(41)	70	29	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.860	4,000	(1,067)	1,004	0	(63)

Total Swap Agreements							$(1,880)	$1,738	$539	$(681)

(q)

Securities with an aggregate market value of $14,433 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments				$0		$98,620	$74,106		$172,726
Corporate Bonds & Notes
Banking & Finance				0		413,717	19,870		433,587
Industrials				3,400		735,182	12,873		751,455
Utilities				0		120,942	0		120,942
U.S. Government Agencies				0		493,039	0		493,039
U.S. Treasury Obligations				0		136,646	0		136,646
Non-Agency Mortgage-Backed Securities				0		151,169	2,601		153,770
Asset-Backed Securities
Automobile ABS Other				0		36,419	0		36,419
Automobile Sequential				0		9,749	0		9,749
CMBS Other				0		10,517	0		10,517
Home Equity Other				0		141,409	0		141,409
Home Equity Sequential				0		1,423	0		1,423
Whole Loan Collateral				0		12,402	0		12,402
Other ABS				0		87,205	3,292		90,497
Sovereign Issues				0		536,318	0		536,318
Common Stocks
Communication Services				267		0	982		1,249
Consumer Discretionary				133		0	0		133
Financials				0		0	2,506		2,506
Industrials				135		0	0		135
Warrants
Communication Services				0		0	195		195
Financials				0		0	6		6
Industrials				0		152	0		152
Preferred Securities
Banking & Finance				0		12,627	0		12,627
Short-Term Instruments
Mutual Funds				0		2,266	0		2,266
Nigeria Treasury Bills				0		4,061	0		4,061
U.S. Treasury Bills				0		2,747	0		2,747

				$3,935		$3,006,610	$116,431		$3,126,976
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$249,867		$0	$0		$249,867

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Total Investments				$253,802		$3,006,610		$116,431	$3,376,843

Short Sales, at Value - Liabilities
U.S. Government Agencies				0		(77,142)		0	(77,142)

				$0		$(77,142)		$0	$(77,142)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				251		1,772		0	2,023
Over the counter				0		11,447		326	11,773

				$251		$13,219		$326	$13,796
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(519)		(1,260)		0	(1,779)
Over the counter				0		(25,918)		0	(25,918)

				$(519)		$(27,178)		$0	$(27,697)

Total Financial Derivative Instruments				$(268)		$(13,959)		$326	$(13,901)

Totals				$253,534		$2,915,509		$116,757	$3,285,800

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$68,062	$13,371	$(16,226)	$70	$(265)	$2,292	$6,802	$0	$74,106	$2,377
Corporate Bonds & Notes
Banking & Finance	17,498	6,928	(6,600)	0	0	2,044	0	0	19,870	202
Industrials	13,682	0	(120)	0	0	68	0	(757)	12,873	68
Non-Agency Mortgage-Backed Securities	6,582	0	0	13	0	210	0	(4,204)	2,601	55
Asset-Backed Securities
Other ABS	3,777	0	(294)	3	0	(194)	0	0	3,292	(194)
Common Stocks
Communication Services	1,123	0	0	0	0	(141)	0	0	982	(141)
Financials	2,447	0	0	0	0	59	0	0	2,506	59
Industrials	402	0	0	0	0	(268)	0	(134)	0	0
Warrants
Communication Services(3)	0	129	0	0	0	66	0	0	195	66
Financials	5	0	0	0	0	1	0	0	6	0
Industrials	457	0	0	0	0	(305)	0	(152)	0	0

	$114,035	$20,428	$(23,240)	$86	$(265)	$3,832	$6,802	$(5,247)	$116,431	$2,492
Financial Derivative Instruments - Assets
Over the counter	$332	$0	$(6)	$0	$0	$0	$0	$0	$326	$0

Totals	$114,367	$20,428	$(23,246)	$86	$(265)	$3,832	$6,802	$(5,247)	$116,757	$2,492

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$40,162	Discounted Cash Flow			Discount Rate			3.327 – 40.000	6.758
		13,515	Indicative Market Quotation			Broker Quote			77.000 - 100.500	91.974
		7,668	Recent Transaction			Purchase Price			100.000	—
		12,761	Third Party Vendor			Broker Quote			100.375 - 101.000	100.765
Corporate Bonds & Notes
Banking & Finance		17,402	Discounted Cash Flow			Discount Rate			4.620 - 7.326	5.910
		2,121	Indicative Market Quotation			Broker Quote			7.750	—
		347	Recent Transaction Price			Purchase Price			93.500	—
Industrials		11,768	Discounted Cash Flow			Discount Rate			4.796 - 5.464	5.083
		775	Indicative Market Quotation			Broker Quote			58.500	—
		330	Third Party Vendor			Expected Recovery			6.000	—
Non-Agency Mortgage-Backed Securities		2,601	Discounted Cash Flow			Discount Rate			6.573	—
Asset-Backed Securities		3,292	Discounted Cash Flow			Discount Rate			5.661 - 20.000	8.939
Common Stocks
Communication Services		982	Comparable Companies			EBITDA Multiple		X	4.864	—

Schedule of Investments PIMCO Diversified Income Fund (Cont.)	June 30, 2025 (Unaudited)

Financials	2,506	Comparable Companies	EBITDA Multiple	X	5.200	—
Warrants
Communication Services	195	Comparable Companies	EBITDA Multiple	X	4.864	—
Financials	6	Option Pricing Model	Volatility		32.500	—
Financial Derivative Instruments- Assets
Over the counter	326	Indicative Market Quotation	Broker Quote		0.197 - 5.914	5.712

Total	$116,757

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Security type updated from Common Stocks to Warrants since prior fiscal year end.

Schedule of Investments PIMCO Dynamic Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 164.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.4%
American Airlines, Inc. 6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~		$3,900	$3,880
Carnival Corp. 6.312% (TSFR1M + 2.000%) due 08/08/2027 ~		622	623
IRB Holding Corp. 6.827% (TSFR1M + 2.500%) due 12/15/2027 ~		6,237	6,244
LifePoint Health, Inc.
7.820% (TSFR3M + 3.500%) due 05/19/2031 ~		2,481	2,447
8.006% (TSFR3M + 3.750%) due 05/19/2031 ~		5,216	5,169
MI Windows & Doors LLC 7.327% (TSFR1M + 3.000%) due 03/28/2031 ~		792	795
Project Flash TBD% - 0.625% due 01/09/2030 «µ		1,000	988
Quikrete Holdings, Inc. 6.577% (TSFR1M + 2.250%) due 02/10/2032 ~		1,197	1,197
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	1,900	2,254
SkyMiles IP Ltd. 8.022% (TSFR3M + 3.750%) due 10/20/2027 ~		$307	309
Spa Holdings Oyj 8.307% (TSFR3M + 3.750%) due 02/04/2028		1,633	1,634
Stepstone Group MidCo 2 GmbH 6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	4,700	5,440
Telecom Serbia 3.399% (EUR003M + 1.350%) due 06/11/2029 «~		6,000	7,020
Twitter, Inc. 9.500% due 10/26/2029		$2,200	2,142

Total Loan Participations and Assignments (Cost $38,966)			40,142

CORPORATE BONDS & NOTES 18.3%
BANKING & FINANCE 10.3%
Adler Financing SARL 8.250% due 12/31/2028	EUR	221	273
AerCap Ireland Capital DAC 3.300% due 01/30/2032		$3,700	3,354
Air Lease Corp. 2.875% due 01/15/2032		1,000	888
Aircastle Ltd. 5.750% due 10/01/2031		1,900	1,955
Alamo Re Ltd. 15.544% due 06/08/2026 ~		1,800	1,870
American Assets Trust LP 3.375% due 02/01/2031		2,100	1,882
American Tower Corp.
1.875% due 10/15/2030		1,700	1,478
2.100% due 06/15/2030		700	622
3.650% due 03/15/2027		4,500	4,447
4.050% due 03/15/2032		700	670
Armor RE Ltd. 14.558% due 05/07/2031 ~		500	518
Athene Global Funding 3.046% due 02/23/2027 ~	EUR	3,200	3,789
Aviation Capital Group LLC 5.375% due 07/15/2029		$2,000	2,038
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		161	158
2.528% due 11/18/2027		9	9
4.950% due 01/15/2028		3,600	3,620
5.150% due 01/15/2030		2,000	2,016
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 •	EUR	2,500	3,230
Banco Santander SA 4.175% due 03/24/2028 •		$5,000	4,972
Bank of America Corp. 5.202% due 04/25/2029 •		1,700	1,738
Barclays PLC
2.894% due 11/24/2032 •		4,400	3,896
4.337% due 01/10/2028		800	798
4.375% due 01/12/2026		900	899
4.836% due 05/09/2028		350	351
4.972% due 05/16/2029 •		1,900	1,920

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

7.385% due 11/02/2028 •		1,000	1,062
7.437% due 11/02/2033 •		1,800	2,044
Bayou Re Ltd. 12.794% due 04/30/2031 ~		500	527
Blue Owl Finance LLC 3.125% due 06/10/2031		1,900	1,688
BNP Paribas SA
1.904% due 09/30/2028 •		3,200	3,021
2.159% due 09/15/2029 •		6,400	5,934
2.871% due 04/19/2032 •		4,200	3,765
BPCE SA 6.612% due 10/19/2027 •		7,800	7,987
Cape Lookout Re Ltd.
11.194% due 03/13/2032 ~		1,400	1,406
12.996% due 04/05/2027 ~		2,300	2,333
Capital One Financial Corp. 6.183% due 01/30/2036 •		3,700	3,768
Cooperatieve Rabobank UA 5.500% due 10/05/2026		1,900	1,932
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	4,300	1,268
Credit Suisse AG AT1 Claim		$8,700	1,044
CTP NV 0.625% due 09/27/2026	EUR	1,000	1,147
Deutsche Bank AG
1.625% due 01/20/2027		1,000	1,165
1.750% due 11/19/2030 •		600	663
2.129% due 11/24/2026 •		$1,000	990
3.547% due 09/18/2031 •		5,600	5,240
3.729% due 01/14/2032 •		1,700	1,558
5.882% due 07/08/2031 •		1,700	1,746
6.119% due 07/14/2026 •		11,700	11,705
Equinix, Inc.
0.250% due 03/15/2027	EUR	1,400	1,587
3.900% due 04/15/2032		$3,000	2,843
Everglades Re Ltd.
14.794% due 05/13/2027 ~		400	417
15.794% due 05/13/2031 ~		400	415
17.044% due 05/13/2031 ~		400	415
Extra Space Storage LP 2.350% due 03/15/2032		1,300	1,104
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		2,900	2,886
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		2,500	2,484
5.918% due 03/20/2028		1,600	1,617
Goldman Sachs Group, Inc.
2.640% due 02/24/2028 •		4,100	3,983
3.615% due 03/15/2028 •		4,600	4,537
3.691% due 06/05/2028 •		16,100	15,878
5.798% due 08/10/2026 •		2,100	2,103
Greengrove RE Ltd. 12.044% due 04/08/2032 ~		600	600
Hardwood Funding LLC
4.840% due 06/07/2028 «(k)		1,300	1,308
5.160% due 06/07/2032 «(k)		2,400	2,428
5.330% due 06/07/2035 «(k)		600	608
Host Hotels & Resorts LP 5.500% due 04/15/2035		2,000	1,981
HSBC Holdings PLC 5.875% due 09/28/2026 •(h)(i)	GBP	6,200	8,521
ING Groep NV 4.017% due 03/28/2028 •		$3,500	3,478
Intercontinental Exchange, Inc. 1.850% due 09/15/2032		1,400	1,164
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(h)(i)	EUR	1,700	2,111
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		$8,200	8,015
2.963% due 01/25/2033 •		9,200	8,272
4.005% due 04/23/2029 •		500	496
JPMorgan Chase Bank NA 5.110% due 12/08/2026		1,050	1,064
KKR Group Finance Co. LLC 4.850% due 05/17/2032		1,000	996
Lazard Group LLC 6.000% due 03/15/2031		1,900	1,996
Lloyds Banking Group PLC 3.750% due 03/18/2028 •		1,900	1,877
Longleaf Pine Re Ltd. 21.794% due 05/27/2031 ~		600	619
Mitsubishi UFJ Financial Group, Inc. 2.559% due 02/25/2030		1,000	918
Mizuho Financial Group, Inc. 3.261% due 05/22/2030 •		3,800	3,631

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley 4.431% due 01/23/2030 •		1,400	1,398
Nationwide Building Society 4.302% due 03/08/2029 •		13,500	13,421
Nature Coast Re Ltd. 14.044% due 04/10/2033 ~		800	804
NatWest Group PLC
4.892% due 05/18/2029 •		2,200	2,223
5.125% due 05/12/2027 •(h)(i)	GBP	1,700	2,288
7.472% due 11/10/2026 •		$10,000	10,099
8.000% due 08/10/2025 •(h)(i)		900	906
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		1,100	1,050
2.450% due 09/15/2028		600	532
Palm RE Ltd. 12.058% due 06/07/2032 ~		400	401
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		4,800	3,416
Polestar Re Ltd.
14.794% due 01/07/2028 ~		500	516
17.544% due 01/07/2027 ~		2,300	2,403
Purple Re Ltd. 13.294% due 06/07/2027 ~		700	716
RLJ Lodging Trust LP 4.000% due 09/15/2029		1,100	1,027
Santander Holdings USA, Inc. 3.244% due 10/05/2026		2,400	2,363
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		650	637
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,900	2,197
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		$2,000	1,875
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		4,800	4,181
Thames SSNM 9.750% due 10/10/2027 «	GBP	108	139
Torrey Pines Re Ltd.
10.308% due 06/07/2032 ~		$600	620
11.558% due 06/07/2027 ~		400	417
UBS Group AG
3.091% due 05/14/2032 •		3,250	2,951
4.194% due 04/01/2031 •		3,000	2,938
4.375% due 02/10/2031 •(h)(i)		400	355
6.327% due 12/22/2027 •		5,700	5,854
6.373% due 07/15/2026 •		1,200	1,201
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(c)(d)		2,431	79
Ursa Re Ltd. 11.794% due 02/22/2028 ~		1,400	1,408
Veraison Re Ltd. 9.294% due 03/08/2033 ~		300	300
Vitality Re Ltd.
6.044% due 01/08/2030 ~		300	300
8.044% due 01/08/2030 ~		300	301
Wells Fargo & Co.
3.526% due 03/24/2028 •		9,700	9,567
3.584% due 05/22/2028 •		4,950	4,876
Weyerhaeuser Co. 4.000% due 04/15/2030		5,100	4,977
Winston RE Ltd. 10.808% due 02/21/2028 ~		250	254

			288,726

INDUSTRIALS 6.2%
Air Canada 4.625% due 08/15/2029	CAD	800	583
Altice France Holding SA 4.000% due 02/15/2028	EUR	2,200	928
Altice France SA
4.250% due 10/15/2029		2,700	2,677
5.500% due 10/15/2029		$2,800	2,324
American Airlines Pass-Through Trust
3.150% due 08/15/2033		364	335
3.350% due 04/15/2031		1,367	1,302
3.375% due 11/01/2028		200	195
3.575% due 07/15/2029		477	462
3.650% due 02/15/2029		615	595
3.700% due 04/01/2028		1,013	996
American Airlines, Inc.
5.500% due 04/20/2026		633	632
5.750% due 04/20/2029		500	500
Ashtead Capital, Inc.
5.800% due 04/15/2034		1,000	1,024
5.950% due 10/15/2033		4,600	4,767

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Bayer U.S. Finance LLC
4.250% due 12/15/2025		2,200	2,194
4.375% due 12/15/2028		600	595
6.375% due 11/21/2030		1,900	2,020
BCP V Modular Services Finance PLC 4.750% due 11/30/2028	EUR	6,000	6,965
Booz Allen Hamilton, Inc. 5.950% due 08/04/2033		$1,000	1,028
Broadcom, Inc.
4.000% due 04/15/2029		3,100	3,059
4.150% due 04/15/2032		3,100	2,989
Centene Corp. 4.250% due 12/15/2027		1,700	1,675
Cheniere Corpus Christi Holdings LLC 5.125% due 06/30/2027		9,500	9,593
Community Health Systems, Inc. 5.625% due 03/15/2027		1,300	1,281
Constellation Brands, Inc.
4.350% due 05/09/2027		3,300	3,302
4.750% due 05/09/2032		300	298
Coty, Inc.
3.875% due 04/15/2026	EUR	3,500	4,129
4.750% due 01/15/2029		$7,200	7,043
Delta Air Lines, Inc.
4.500% due 10/20/2025		217	216
7.375% due 01/15/2026		6,900	7,001
Eni SpA 5.500% due 05/15/2034		1,900	1,916
Exela Intermediate LLC 11.500% due 04/15/2026		845	42
Expand Energy Corp. 5.875% due 02/01/2029		300	301
FactSet Research Systems, Inc.
2.900% due 03/01/2027		1,200	1,170
3.450% due 03/01/2032		2,200	2,007
Flora Food Management BV 6.875% due 07/02/2029	EUR	4,500	5,390
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$4,000	4,187
Global Payments, Inc. 2.900% due 11/15/2031		500	442
Haleon U.S. Capital LLC 3.375% due 03/24/2027		3,000	2,958
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		6,500	6,235
Hyundai Capital America 4.875% due 06/23/2027		5,500	5,534
INEOS Finance PLC 5.625% due 08/15/2030	EUR	1,500	1,722
INEOS Styrolution Ludwigshafen GmbH 2.250% due 01/16/2027		2,450	2,807
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		$1,617	1,653
JetBlue Pass-Through Trust 4.000% due 05/15/2034		353	331
Las Vegas Sands Corp.
5.625% due 06/15/2028		4,600	4,693
6.200% due 08/15/2034		1,900	1,942
Marriott International, Inc. 2.750% due 10/15/2033		1,700	1,448
Mileage Plus Holdings LLC 6.500% due 06/20/2027		1,800	1,803
MSCI, Inc. 3.250% due 08/15/2033		500	439
Nissan Motor Co. Ltd.
2.652% due 03/17/2026	EUR	300	351
3.522% due 09/17/2025 (m)		$700	696
4.345% due 09/17/2027		5,200	4,996
4.810% due 09/17/2030 (m)		1,100	1,010
NXP BV 4.400% due 06/01/2027		1,800	1,804
Petroleos Mexicanos
5.950% due 01/28/2031		2,200	1,991
10.000% due 02/07/2033		2,300	2,464
Prosus NV
1.207% due 01/19/2026	EUR	600	703
3.061% due 07/13/2031		$1,800	1,595
3.680% due 01/21/2030		1,500	1,415
Sabine Pass Liquefaction LLC 5.000% due 03/15/2027		1,423	1,432
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,512
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	2,600	3,035
T-Mobile USA, Inc.
2.250% due 11/15/2031		$1,400	1,214

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

3.875% due 04/15/2030		2,100	2,040
TD SYNNEX Corp. 2.375% due 08/09/2028		1,300	1,218
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	107	162
Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	2,000	1,542
6.500% due 02/09/2034	GBP	400	370
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (f)		16	18
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(c)(d)		$2,903	812
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 (c)		1,374	1,106
United Airlines Pass-Through Trust
2.700% due 11/01/2033		378	339
5.875% due 04/15/2029		2,027	2,070
United Airlines, Inc.
4.375% due 04/15/2026		300	298
4.625% due 04/15/2029		1,600	1,554
Venture Global LNG, Inc.
8.125% due 06/01/2028		370	383
8.375% due 06/01/2031		500	520
Venture Global Plaquemines LNG LLC
7.500% due 05/01/2033		3,400	3,643
7.750% due 05/01/2035		3,400	3,683
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	3,700	4,912
Volkswagen Group of America Finance LLC 4.950% due 03/25/2027		$3,300	3,311
Wynn Las Vegas LLC 5.250% due 05/15/2027		600	601
Wynn Macau Ltd. 5.500% due 01/15/2026		300	300
Wynn Resorts Finance LLC 5.125% due 10/01/2029		200	199
Zimmer Biomet Holdings, Inc. 1.164% due 11/15/2027	EUR	1,700	1,937

			172,964

UTILITIES 1.8%
AT&T, Inc. 4.300% due 02/15/2030		$105	105
Boston Gas Co. 3.757% due 03/16/2032		1,900	1,755
BP Capital Markets BV 3.360% due 09/12/2031	EUR	4,100	4,873
EPH Financing International AS 6.651% due 11/13/2028		2,850	3,646
Georgia Power Co. 4.700% due 05/15/2032		$6,900	6,904
ONEOK, Inc. 6.050% due 09/01/2033		1,800	1,889
Pacific Gas & Electric Co.
3.000% due 06/15/2028		2,600	2,470
3.150% due 01/01/2026		1,500	1,486
3.250% due 06/01/2031		2,800	2,514
3.300% due 12/01/2027		1,000	968
3.450% due 07/01/2025		300	300
3.950% due 12/01/2047		600	424
4.200% due 03/01/2029		5,500	5,370
4.300% due 03/15/2045		700	529
4.400% due 03/01/2032		1,100	1,033
4.450% due 04/15/2042		400	318
4.500% due 07/01/2040		200	167
4.550% due 07/01/2030		1,000	976
Southern California Edison Co. 4.700% due 06/01/2027		3,100	3,112
Southern California Gas Co. 2.950% due 04/15/2027		5,900	5,782
Sprint LLC 7.625% due 03/01/2026		6,600	6,664

			51,285

Total Corporate Bonds & Notes (Cost $519,708)			512,975

MUNICIPAL BONDS & NOTES 0.3%
CALIFORNIA 0.1%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036		2,500	2,087

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	864	925

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (f)	34,905	3,194
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
3.401% due 06/01/2034	400	345
3.501% due 06/01/2035	400	340
Tobacco Settlement Finance Authority, West Virginia Revenue Notes, Series 2020 1.820% due 06/01/2026	200	195

		4,074

Total Municipal Bonds & Notes (Cost $9,015)		7,086

U.S. GOVERNMENT AGENCIES 71.3%
Fannie Mae
1.409% due 07/25/2043 •(a)	4,973	659
1.576% due 11/25/2046 ~(a)	3,566	136
1.585% due 12/25/2042 ~(a)	6,983	381
1.680% due 06/25/2047 •(a)	314	42
1.780% due 06/25/2048 •(a)	5,631	699
1.887% due 06/25/2050 ~(a)	5,923	378
2.000% due 07/25/2052 (a)	10,225	1,307
2.080% due 01/25/2042 •(a)	3,677	496
3.000% due 03/25/2050 - 01/25/2052 (a)	21,526	3,769
3.500% due 11/25/2051 (a)	29,067	5,390
4.437% due 05/01/2036 •	1	1
4.496% due 12/25/2036 •	13	13
4.500% due 09/25/2053 (a)	10,479	2,375
4.556% due 03/25/2034 •	4	4
4.586% due 08/25/2034 •	1	1
4.770% due 03/25/2037 - 05/25/2042 •	34	34
4.881% due 03/25/2036 •	5	5
4.887% due 12/01/2036 •	1	1
4.966% due 04/18/2032 •	8	8
5.000% due 01/25/2035	2	2
5.000% due 06/25/2041 - 08/25/2053 (a)	4,766	1,126
5.285% due 02/25/2033 þ	39	40
5.697% due 08/01/2042 - 10/01/2044 •	59	59
5.750% due 08/25/2033	18	18
6.000% due 01/25/2033 - 07/25/2044	60	62
6.009% due 12/01/2034 •	5	5
6.089% due 10/25/2031	2	2
6.255% due 05/01/2036 •	18	18
6.420% due 12/01/2034 •	5	5
6.425% due 01/01/2036 - 03/01/2036 •	60	61
6.625% due 02/01/2036 •	21	21
6.722% due 09/01/2031 •	3	3
6.782% due 05/25/2035 ~	3	3
7.037% due 11/01/2034 •	42	43
7.046% due 09/01/2039 •	7	7
7.250% due 08/01/2029 •	1	1
7.451% due 09/01/2034 •	2	2
7.500% due 06/25/2032	8	8
Freddie Mac
1.500% due 02/25/2036 (a)	12,198	512
1.580% due 04/25/2048 - 11/25/2049 •(a)	17,392	2,328
1.639% due 03/15/2050 ~(a)	19,551	851
2.000% due 01/25/2051 - 06/25/2052 (a)	35,389	4,185
2.500% due 03/25/2051 (a)	18,550	2,979
2.500% due 01/25/2052 (a)	14,790	2,254
3.000% due 12/15/2047 - 04/25/2053 (a)	54,212	8,805
3.500% due 06/15/2049 - 07/25/2051 (a)	19,763	3,775
4.000% due 07/01/2047	57	54
4.000% due 06/15/2049 (a)	4,473	817
4.347% due 07/25/2033 ~	1	1
4.500% due 03/15/2032 (a)	534	45
4.768% due 12/15/2029 •	11	11
4.814% due 08/15/2040 •	389	384
5.000% due 02/15/2048 - 06/25/2053 (a)	22,637	5,360
5.500% due 09/15/2039	17	17
5.799% due 07/25/2044 •	555	536
6.000% due 05/15/2035	33	34
6.348% due 12/01/2032 •	1	1
6.500% due 10/25/2043	31	32
6.555% due 09/25/2029 ~	11	11
7.000% due 07/25/2043	22	23
7.002% due 11/25/2030	1	1
7.044% due 09/01/2035 •	2	2
7.358% due 03/01/2036 •	6	6
7.481% due 08/01/2035 •	1	1

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

7.500% due 08/15/2030 - 03/25/2044	36	38
8.610% due 12/25/2030	63	60
Ginnie Mae
1.618% due 08/20/2049 - 09/20/2049 •(a)	11,499	1,379
4.625% due 07/20/2030 •	4	4
4.732% due 05/20/2037 •	182	180
4.750% due 10/20/2027 - 10/20/2029 •	4	3
4.875% due 04/20/2030 •	3	3
5.000% (H15T1Y + 1.500%) due 07/20/2026 - 09/20/2026 ~	1	1
5.000% due 03/15/2039 - 05/15/2039	411	414
5.500% due 10/15/2034 - 03/15/2035	26	27
5.625% due 01/20/2027 •	4	4
6.000% due 06/20/2038	9	9
8.000% due 03/20/2030	3	3
Ginnie Mae, TBA 2.500% due 08/01/2055	4,400	3,739
U.S. Small Business Administration
4.760% due 09/01/2025	2	2
5.600% due 09/01/2028	24	25
6.220% due 12/01/2028	20	21
Uniform Mortgage-Backed Security
3.000% due 03/01/2050	62,429	54,874
3.500% due 10/01/2040 - 06/01/2048	5,682	5,253
4.000% due 05/01/2047 - 04/01/2048	7,743	7,315
6.000% due 04/01/2055	22,352	23,023
6.500% due 06/01/2036 - 08/01/2038	476	502
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2055	25,100	21,717
3.500% due 08/01/2055	48,700	43,838
4.000% due 07/01/2055 - 08/01/2055	106,200	98,743
4.500% due 08/01/2055	114,400	109,388
5.000% due 07/01/2055 - 08/01/2055	813,700	797,073
5.500% due 07/01/2055 - 08/01/2055	145,900	145,790
6.000% due 08/01/2055	535,900	544,101
6.500% due 08/01/2055	86,000	88,675

Total U.S. Government Agencies (Cost $1,995,369)		1,996,414

U.S. TREASURY OBLIGATIONS 11.1%
U.S. Treasury Bonds
2.375% due 02/15/2042 (q)	12,200	8,879
2.500% due 02/15/2045 (q)	20	14
U.S. Treasury Inflation Protected Securities (g)
0.375% due 07/15/2025 (o)	1,082	1,082
0.625% due 07/15/2032 (o)(q)	54,648	50,995
1.125% due 01/15/2033 (o)(q)	49,965	47,767
1.375% due 07/15/2033 (q)	20,278	19,702
1.750% due 01/15/2034 (o)(q)	11,792	11,695
1.875% due 07/15/2034	52,236	52,307
U.S. Treasury Notes
2.500% due 03/31/2027 (o)(q)	6,300	6,167
4.250% due 11/15/2034	112,200	112,603

Total U.S. Treasury Obligations (Cost $307,763)		311,211

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.9%
Adjustable Rate Mortgage Trust
4.694% due 03/25/2036 •	180	106
4.751% due 10/25/2035 ~	66	61
5.460% due 09/25/2035 ~	2	2
American Home Mortgage Assets Trust
4.624% due 05/25/2046 •	198	174
5.319% due 11/25/2046 •	8,120	1,971
5.369% due 10/25/2046 •	98	81
BAMLL Commercial Mortgage Securities Trust 2.847% due 04/20/2042	5,170	4,094
Banc of America Funding Trust
3.507% due 10/20/2046 ~	593	509
4.474% due 06/20/2037 ~	42	36
4.752% due 02/20/2047 •	681	654
4.812% due 10/20/2036 •	222	171
4.854% due 04/25/2037 •	188	159
4.992% due 06/20/2047 •	589	486
5.234% due 05/25/2037 •	126	108
5.500% due 09/25/2034	307	296
5.806% due 03/25/2037 ~	4	4
5.878% due 10/25/2036 ~	122	111
6.000% due 08/25/2037	347	287
Banc of America Mortgage Trust
5.904% due 02/25/2034 ~	17	17
6.480% due 05/25/2034 ~	33	32
BCAP LLC Trust
0.000% due 02/26/2036 ~	248	16
5.250% due 02/26/2036 ~	1,333	506
5.250% due 06/26/2037	219	194
25.256% due 04/26/2037 ~	156	60

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~	11	9
4.000% due 05/25/2034 ~	3	3
5.396% due 08/25/2035 ~	19	18
6.213% due 04/25/2034 ~	15	15
6.339% due 11/25/2034 ~	1	1
6.884% due 01/25/2034 ~	91	92
6.896% due 05/25/2034 ~	6	6
6.971% due 11/25/2034 ~	36	34
Bear Stearns ALT-A Trust
4.239% due 03/25/2036 ~	145	117
4.333% due 11/25/2036 ~	313	143
4.698% due 03/25/2036 ~	655	378
4.754% due 08/25/2036 •	760	650
4.774% due 08/25/2036 •	326	292
4.810% due 08/25/2036 ~	9	6
4.834% due 02/25/2034 •	28	25
4.874% due 04/25/2036 •	844	750
4.907% due 11/25/2035 ~	53	41
5.174% due 01/25/2036 ~	335	317
5.467% due 05/25/2035 ~	624	597
Bear Stearns Mortgage Funding Trust 4.814% due 01/25/2037 •	1,022	988
Chase Mortgage Finance Trust
6.550% due 02/25/2037 ~	8	8
6.606% due 06/25/2035 ~	11	11
ChaseFlex Trust
5.034% due 07/25/2037 •	335	296
6.000% due 02/25/2037	560	191
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.283% due 08/25/2037	1,135	963
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.664% due 05/25/2036 •	304	290
Citicorp Mortgage Securities Trust 6.000% due 09/25/2037	63	65
Citigroup Mortgage Loan Trust
5.084% due 11/25/2036 ~	197	170
5.988% due 08/25/2035 ~	112	106
6.310% due 11/25/2035 •	123	124
7.239% due 09/25/2037 ~	46	45
Citigroup Mortgage Loan Trust, Inc.
5.830% due 09/25/2035 •	13	13
6.743% due 02/25/2034 ~	4	4
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037	257	226
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036	358	198
Countrywide Alternative Loan Trust
4.138% due 10/25/2035 ~	219	188
4.400% due 06/25/2037 ~	34	32
4.674% due 06/25/2036 •	419	393
4.714% due 04/25/2047 •	1,693	1,557
4.784% due 05/25/2036 •	900	346
4.784% due 05/25/2037 •	33	10
4.804% due 02/25/2037 •	6,946	2,017
4.814% due 09/25/2046 •	41	40
4.834% due 05/25/2036 •	830	642
4.834% due 06/25/2037 •	10	9
4.884% due 09/25/2035 •	2,013	1,224
4.896% due 07/20/2035 •	13	12
4.934% due 12/25/2035 •	2,009	800
4.934% due 05/25/2037 •	798	255
4.934% due 09/25/2046 •	814	659
4.994% due 12/25/2035 •	204	187
5.076% due 11/20/2035 •	1,244	1,117
5.134% due 05/25/2036 •	1,001	413
5.144% due 07/25/2036 •	800	271
5.184% due 08/25/2035 •	39	32
5.234% due 12/25/2035 •	249	212
5.250% due 06/25/2035	9	7
5.334% due 12/25/2036 •	4,026	1,306
5.500% due 04/25/2035	236	196
5.500% due 10/25/2035	184	97
5.500% due 11/25/2035	1,146	623
5.500% due 12/25/2035	162	82
5.500% due 01/25/2036	173	95
5.500% due 03/25/2036	38	16
5.750% due 07/25/2035	1,199	741
5.879% due 01/25/2036 •	397	376
6.000% due 04/25/2036	542	235
6.000% due 01/25/2037	641	317
6.000% due 02/25/2037	1,992	787
6.000% due 03/25/2037	667	228
6.000% due 08/25/2037	470	218
6.250% due 11/25/2036	302	222
6.500% due 09/25/2037	1,060	374

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
4.252% due 03/25/2037 ~		41	36
4.766% due 09/25/2034 ~		7	7
5.038% due 07/25/2034 ~		47	45
5.074% due 03/25/2035 •		67	66
5.094% due 02/25/2035 •		28	27
5.138% due 11/25/2034 ~		19	18
5.174% due 02/25/2035 •		478	445
5.194% due 09/25/2034 •		1	1
5.500% due 11/25/2035		43	22
5.500% due 07/25/2037		395	158
5.750% due 07/25/2037		1,489	700
5.750% due 08/25/2037		5,909	2,911
6.000% due 02/25/2036		308	111
6.000% due 03/25/2036		3	1
6.175% due 12/25/2033 ~		7	7
6.248% due 02/20/2036 •		380	352
6.662% due 02/20/2036 •		75	66
Countrywide Home Loan Reperforming REMIC Trust
4.774% due 06/25/2035 •		321	309
4.834% due 11/25/2034 •		7	7
Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		25	24
6.000% due 01/25/2036		643	394
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.000% due 02/25/2034		21	21
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.431% due 11/10/2032		1,200	983
4.358% due 07/27/2037 ~		1,200	1,101
6.250% due 08/25/2036		288	105
7.000% due 08/25/2037 ~		794	376
DBGS Mortgage Trust 5.821% due 10/15/2036 •		1,000	991
Deutsche Alt-A Securities Mortgage Loan Trust
4.634% due 08/25/2037 •		18	15
4.674% due 08/25/2036 •		1,017	925
Deutsche Alt-B Securities Mortgage Loan Trust 4.734% due 04/25/2037 •		277	195
DSLA Mortgage Loan Trust
4.952% due 08/19/2045 •		7	6
5.319% due 03/19/2046 •		239	205
EMF-NL Prime BV 3.063% due 04/17/2041 •	EUR	458	537
Eurosail PLC 2.409% due 06/10/2044 •		5,734	6,695
Extended Stay America Trust 5.506% due 07/15/2038 •		$10,379	10,388
First Horizon Alternative Mortgage Securities Trust
4.355% due 01/25/2036 ~		2,019	996
4.649% due 03/25/2035 ~		15	8
5.138% due 06/25/2036 ~		175	139
5.338% due 04/25/2036 ~		141	118
First Horizon Mortgage Pass-Through Trust 6.431% due 08/25/2035 ~		74	53
GreenPoint Mortgage Funding Trust 4.974% due 11/25/2045 •		31	29
GreenPoint Mortgage Pass-Through Certificates 7.182% due 10/25/2033 ~		6	6
GreenPoint MTA Trust 4.874% due 06/25/2045 •		3	3
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	217	249
GSMPS Mortgage Loan Trust 4.784% due 03/25/2035 •		$26	25
GSR Mortgage Loan Trust
4.920% due 06/25/2034 ~		22	21
5.750% due 03/25/2036		130	117
5.750% due 01/25/2037		312	184
5.880% due 03/25/2033 •		1	1
6.000% due 02/25/2036		1,100	417
6.000% due 03/25/2037		627	313
6.000% due 05/25/2037		164	120
6.500% due 09/25/2036		320	141
HarborView Mortgage Loan Trust
4.612% due 11/19/2046 •		18	13
4.787% due 06/19/2045 •		2,329	1,064
4.801% due 11/19/2036 •		70	61
4.912% due 06/19/2035 •		14	14
4.932% due 01/19/2036 •		815	530
4.992% due 02/19/2036 •		566	248
5.052% due 11/19/2035 •		235	152
5.252% due 11/19/2034 •		227	208
5.932% due 10/19/2035 •		308	218
5.997% due 04/19/2034 ~		3	3
HomeBanc Mortgage Trust 4.705% due 04/25/2037 ~		3,662	3,307

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Impac CMB Trust 5.094% due 03/25/2035 •	37	34
Impac Secured Assets Trust 5.134% due 05/25/2036 •	28	26
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust 5.314% due 01/25/2051	5	5
IndyMac IMSC Mortgage Loan Trust 3.886% due 06/25/2037 ~	433	264
IndyMac INDA Mortgage Loan Trust
4.170% due 12/25/2036 ~	16	13
5.506% due 01/25/2036 ~	302	285
IndyMac INDX Mortgage Loan Trust
3.587% due 01/25/2036 ~	188	168
4.057% due 06/25/2036 ~	403	355
4.588% due 12/25/2034 ~	157	148
4.754% due 04/25/2037 •	207	183
4.814% due 09/25/2046 •	15	13
4.834% due 11/25/2046 •	225	214
4.934% due 02/25/2037 •	1,072	713
5.297% due 10/25/2034 ~	510	489
JP Morgan Alternative Loan Trust
4.714% due 03/25/2037 •	345	297
4.794% due 06/25/2037 •	3,665	1,880
4.826% due 05/25/2037 ~	534	475
4.939% due 06/27/2037 •	170	102
5.500% due 11/25/2036 ~	1	0
5.843% due 05/26/2037 ~	2,250	1,763
6.810% due 08/25/2036	505	496
JP Morgan Chase Commercial Mortgage Securities Trust
4.248% due 07/05/2033	1,300	1,235
5.158% due 04/15/2037 •	976	966
JP Morgan Mortgage Trust
0.000% due 05/25/2034 ~	26	25
5.078% due 11/25/2035 ~	127	100
5.479% due 07/25/2035 ~	7	7
5.614% due 04/25/2037 ~	17	13
5.741% due 04/25/2036 ~	75	64
5.750% due 01/25/2036	771	331
5.952% due 11/25/2033 ~	1	1
6.000% due 08/25/2037	9	4
6.250% due 07/25/2036	1,235	374
6.500% due 01/25/2036	408	207
6.500% due 08/25/2036	1,412	436
Lehman XS Trust 4.834% due 08/25/2046 •	820	788
MASTR Adjustable Rate Mortgages Trust
5.869% due 05/25/2034 ~	35	34
6.043% due 11/21/2034 ~	10	10
MASTR Seasoned Securitization Trust 5.996% due 10/25/2032 ~	2	2
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.126% due 11/15/2031 •	13	13
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.866% due 12/15/2030 •	26	26
Merrill Lynch Mortgage Investors Trust
0.091% due 11/25/2029 ~(a)	343	0
4.448% due 03/25/2036 ~	598	296
5.742% due 02/25/2036 ~	259	255
6.247% due 02/25/2033 ~	5	5
7.000% due 05/25/2033 ~	1	1
Morgan Stanley Mortgage Loan Trust
3.601% due 07/25/2035 ~	69	62
3.824% due 12/25/2037 ~	924	592
4.327% due 08/25/2034 ~	28	26
4.694% due 03/25/2036 •	180	118
5.370% due 07/25/2035 ~	46	38
5.938% due 08/25/2034 ~	3	3
6.075% due 06/25/2036 ~	10	10
6.625% due 06/25/2036 ~	269	258
NAAC Reperforming Loan REMICS Trust Certificates 6.500% due 02/25/2035	328	285
Natixis Commercial Mortgage Securities Trust 3.858% due 04/10/2037	330	290
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	5,035	4,838
2.750% due 11/25/2059 ~	8,196	7,859
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.413% due 10/25/2035 ~	198	177
5.274% due 06/25/2037 •	2,956	2,478
Prime Mortgage Trust 4.834% due 02/25/2034 •	1	0
RBSGC Structured Trust 5.500% due 11/25/2035 ~	1,360	1,141
RBSSP Resecuritization Trust
4.661% due 06/27/2036 •	1,305	1,296
4.679% due 06/27/2036 •	3,500	3,061

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.679% due 08/27/2037 •		143	141
Residential Accredit Loans, Inc. Trust
4.061% due 12/26/2034 ~		143	48
4.684% due 02/25/2036 •		120	77
4.794% due 05/25/2036 •		650	591
4.804% due 12/25/2036 •		47	40
4.834% due 11/25/2036 •		152	109
4.920% due 02/25/2035 ~		436	388
4.934% due 08/25/2037 •		29	28
5.204% due 01/25/2036 ~		1,050	707
5.234% due 10/25/2045 •		105	75
6.000% due 06/25/2036		138	113
6.199% due 09/25/2037 ~		6,109	4,068
6.500% due 09/25/2037		182	152
Residential Asset Securitization Trust
4.834% due 01/25/2046 •		1,461	411
4.884% due 02/25/2034 •		41	39
5.500% due 09/25/2035		81	37
5.500% due 12/25/2035		226	102
5.750% due 02/25/2036		784	262
6.000% due 07/25/2036		328	163
6.000% due 07/25/2037		1,358	500
Residential Funding Mortgage Securities, Inc. Trust
0.000% due 09/25/2036 ~		7	0
5.548% due 02/25/2036 ~		177	169
6.000% due 10/25/2036		239	195
6.500% due 03/25/2032		7	7
RMAC Securities PLC 4.508% due 06/12/2044 •	GBP	359	484
Sequoia Mortgage Trust 3.579% due 09/20/2046 ~		$30	20
STRIPs Ltd. 5.000% due 03/27/2049		239	4
Structured Adjustable Rate Mortgage Loan Trust
4.077% due 04/25/2036 ~		261	137
4.556% due 09/25/2036 ~		162	110
4.600% due 10/25/2036 ~		265	132
4.754% due 10/25/2035 •		1,788	1,703
4.874% due 06/25/2037 •		853	782
4.930% due 01/25/2035 ~		42	40
5.351% due 03/25/2034 ~		4	4
5.799% due 01/25/2035 •		9	8
Structured Asset Mortgage Investments Trust
4.554% due 08/25/2036 •		96	85
4.794% due 07/25/2046 •		1,326	1,161
4.854% due 05/25/2036 •		83	58
4.854% due 08/25/2036 •		466	380
4.894% due 05/25/2045 •		21	20
4.932% due 07/19/2035 •		40	40
4.994% due 02/25/2036 •		132	110
5.012% due 07/19/2034 •		2	2
5.034% due 08/25/2036 •		452	328
5.132% due 03/19/2034 •		1	1
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.698% due 03/25/2033 ~		15	15
Thornburg Mortgage Securities Trust
5.631% due 10/25/2043 ~		44	41
5.999% due 06/25/2037 •		8,261	7,055
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		11,408	10,962
Wachovia Mortgage Loan Trust LLC
6.988% due 05/20/2036 ~		20	19
7.444% due 10/20/2035 ~		198	191
WaMu Mortgage Pass-Through Certificates Trust
4.017% due 10/25/2036 ~		374	331
4.024% due 06/25/2037 ~		731	644
4.031% due 03/25/2037 ~		12,362	10,736
4.033% due 12/25/2046 •		239	215
4.037% due 10/25/2036 ~		15	14
4.059% due 07/25/2037 ~		188	169
4.068% due 12/25/2046 •		131	114
4.312% due 05/25/2037 ~		21	17
4.501% due 05/25/2046 •		71	60
4.974% due 12/25/2045 •		2	2
4.993% due 01/25/2036 ~		300	292
5.014% due 12/25/2045 •		229	210
5.064% due 03/25/2035 ~		65	65
5.129% due 01/25/2047 •		61	58
5.149% due 06/25/2047 •		29	24
5.379% due 06/25/2046 •		375	349
5.599% due 11/25/2042 •		4	4
5.776% due 03/25/2033 ~		18	18
5.782% due 06/25/2033 ~		26	26
5.799% due 06/25/2042 •		63	59
5.799% due 08/25/2042 •		41	40
6.037% due 08/25/2035 ~		147	155

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.205% due 03/25/2034 ~		1	1
6.633% due 09/25/2033 ~		2	2
6.774% due 12/25/2032 ~		1,201	1,166
6.924% due 10/25/2034 ~		54	53
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (f)	GBP	0	832
5.189% due 12/21/2049 •		2,220	3,058
5.889% due 12/21/2049 •		910	1,257
6.389% due 12/21/2049 •		455	624
6.889% due 12/21/2049 •		260	355
7.389% due 12/21/2049 •		260	352
Washington Mutual Mortgage Pass-Through Certificates Trust
5.134% due 01/25/2036 •		$1,913	1,540
5.169% due 04/25/2047 •		2,402	1,967
5.500% due 11/25/2035		79	65
5.750% due 11/25/2035		467	449
6.000% due 10/25/2035		285	225
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 4.699% due 06/25/2033 ~		12	10
Wells Fargo Alternative Loan Trust 4.784% due 06/25/2037 •		524	378
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~		1,400	1,277
Wells Fargo Mortgage-Backed Securities Trust 6.140% due 04/25/2036 ~		27	27

Total Non-Agency Mortgage-Backed Securities (Cost $185,791)			165,873

ASSET-BACKED SECURITIES 12.8%
HOME EQUITY OTHER 6.4%
ABFC Trust
4.734% due 05/25/2037 •		8,983	8,460
5.134% due 06/25/2034 •		251	252
5.434% due 06/25/2037 •		32	27
5.484% due 03/25/2034 •		547	533
5.559% due 12/25/2032 •		114	114
ACE Securities Corp. Home Equity Loan Trust
4.674% due 08/25/2036 •		2,804	633
4.754% due 08/25/2036 •		1,504	339
4.834% due 12/25/2036 •		4,758	1,191
5.409% due 11/25/2033 •		112	113
Aegis Asset-Backed Securities Trust 5.434% due 03/25/2035 •		105	100
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.559% due 11/25/2034 •		870	842
Amortizing Residential Collateral Trust 5.134% due 10/25/2031 •		146	144
Argent Securities Trust
4.544% due 09/25/2036 •		348	112
4.584% due 09/25/2036 •		821	264
4.734% due 06/25/2036 •		3,298	899
4.734% due 07/25/2036 •		1,960	528
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.723% due 02/25/2034 •		409	427
Asset-Backed Securities Corp. Home Equity Loan Trust 5.529% due 02/25/2035 •		332	336
Bayview Financial Revolving Asset Trust 5.371% due 02/28/2040 •		45	44
Bear Stearns Asset-Backed Securities Trust
4.754% due 08/25/2036 •		1,952	1,890
5.434% due 11/25/2042 •		2	2
Carrington Mortgage Loan Trust
4.594% due 10/25/2036 •		729	553
4.914% due 06/25/2036 •		1,972	1,856
5.334% due 05/25/2034 •		705	750
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •		8,153	8,239
Citigroup Mortgage Loan Trust
4.754% due 09/25/2036 •		8,379	6,402
4.754% due 12/25/2036 •		1,540	1,038
Countrywide Asset-Backed Certificates 5.114% due 12/25/2036 •		141	115
Countrywide Asset-Backed Certificates Trust
5.054% due 09/25/2037 •		1,683	1,379
5.154% due 07/25/2034 •		71	74
5.934% due 02/25/2035 •		874	872
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •		1	1
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.277% due 03/25/2037 þ		7,369	2,596
Credit-Based Asset Servicing & Securitization Trust 4.734% due 11/25/2036 •		790	359
Delta Funding Home Equity Loan Trust 7.790% due 05/25/2030		45	45

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Fieldstone Mortgage Investment Trust 4.759% due 11/25/2036 •	1,263	788
Fremont Home Loan Trust
4.584% due 01/25/2037 •	1,294	591
4.694% due 11/25/2036 •	4,560	1,599
4.914% due 02/25/2037 •	3,326	1,024
4.934% due 05/25/2036 •	7,877	5,034
5.304% due 05/25/2034 •	2,463	2,407
GE-WMC Mortgage Securities Trust 4.734% due 08/25/2036 •	2,208	933
GSAA Home Equity Trust
4.994% due 07/25/2037 •	31,412	16,665
4.999% due 09/25/2035 ~	72	68
5.334% due 08/25/2037 •	37	37
GSAMP Trust
4.534% due 12/25/2046 •	930	460
4.634% due 12/25/2046 •	3,394	1,678
4.734% due 09/25/2036 •	1,345	464
4.734% due 12/25/2046 •	2,184	1,079
4.894% due 12/25/2046 •	420	208
4.914% due 08/25/2036 •	662	538
4.974% due 04/25/2036 •	1,942	1,313
Home Equity Loan Trust 4.774% due 04/25/2037 •	3,000	2,648
Home Equity Mortgage Loan Asset-Backed Trust
4.594% due 07/25/2037 •	2,392	1,313
4.634% due 07/25/2037 •	2,468	1,355
4.674% due 04/25/2037 •	1,645	1,114
Home Equity Mortgage Trust 5.867% due 07/25/2036 þ	132	13
HSI Asset Securitization Corp. Trust
4.624% due 01/25/2037 •	1,333	954
4.654% due 12/25/2036 •	3,303	826
4.774% due 12/25/2036 •	955	229
4.874% due 12/25/2036 •	7,068	1,693
IXIS Real Estate Capital Trust 4.894% due 01/25/2037 •	3,794	1,286
JP Morgan Mortgage Acquisition Trust
4.734% due 07/25/2036 •	1,188	553
4.754% due 07/25/2036 •	1,222	340
6.630% due 07/25/2036	972	260
Long Beach Mortgage Loan Trust
5.034% due 02/25/2036 •	1,408	1,214
6.106% due 07/25/2032 •	72	71
MASTR Asset-Backed Securities Trust
4.534% due 10/25/2036 •	846	276
4.534% due 11/25/2036 •	51	15
4.734% due 08/25/2036 •	786	288
4.914% due 03/25/2036 •	2,295	1,368
4.914% due 10/25/2036 •	1,372	1,229
5.184% due 10/25/2035 •	497	475
Merrill Lynch Mortgage Investors Trust
3.967% due 02/25/2037	1,504	171
4.654% due 08/25/2037 •	1,577	773
4.734% due 08/25/2037 •	9,515	4,662
5.334% due 02/25/2047 •	395	232
Morgan Stanley ABS Capital, Inc. Trust
4.494% due 12/25/2036 •	2,801	1,396
4.544% due 03/25/2037 •	1,260	537
4.574% due 11/25/2036 •	7,588	3,605
4.584% due 10/25/2036 •	16,978	8,796
4.584% due 12/25/2036 •	620	309
4.614% due 02/25/2037 •	1,927	612
4.634% due 02/25/2037 •	50	22
4.654% due 11/25/2036 •	4,103	1,949
4.684% due 03/25/2037 •	13,514	5,759
4.734% due 09/25/2036 •	8,927	3,069
4.734% due 11/25/2036 •	2,404	1,361
4.754% due 09/25/2036 •	1,506	650
4.794% due 02/25/2037 •	1,385	440
4.914% due 06/25/2036 •	807	403
4.934% due 08/25/2036 •	103	51
5.484% due 09/25/2033 •	305	305
5.484% due 06/25/2035 •	4,000	3,713
Morgan Stanley Home Equity Loan Trust 4.534% due 12/25/2036 •	1,234	590
New Century Home Equity Loan Trust 7.434% due 01/25/2033 •	212	181
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.094% due 10/25/2036 •	4,007	888
5.234% due 02/25/2037 •	397	111
NovaStar Mortgage Funding Trust
4.734% due 09/25/2036 •	2,902	1,128
4.774% due 11/25/2036 •	6,850	2,098
4.854% due 01/25/2037 •	2,703	895
4.934% due 10/25/2036 •	1,033	478

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Option One Mortgage Loan Trust
4.564% due 07/25/2037 •	767	494
4.614% due 04/25/2037 •	836	408
4.674% due 04/25/2037 •	878	498
4.684% due 03/25/2037 •	456	225
4.684% due 07/25/2037 •	1,038	669
4.874% due 01/25/2037 •	676	396
Ownit Mortgage Loan Trust
3.136% due 10/25/2035 þ	544	305
4.739% due 05/25/2037 •	1,426	1,166
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.234% due 12/25/2034 •	362	358
People's Financial Realty Mortgage Securities Trust 4.574% due 09/25/2036 •	2,215	546
Renaissance Home Equity Loan Trust
2.654% due 09/25/2037 þ	5,337	3,716
5.612% due 04/25/2037	3,801	882
Residential Asset Securities Corp. Trust
4.954% due 07/25/2036 •	11,218	9,963
4.974% due 07/25/2036 •	2,083	1,824
5.469% due 08/25/2035 •	1,053	1,050
Saxon Asset Securities Trust 1.540% due 03/25/2035 •	69	61
Securitized Asset-Backed Receivables LLC Trust 5.199% due 02/25/2034 •	265	264
SG Mortgage Securities Trust
4.734% due 10/25/2036 •	2,118	1,988
4.854% due 10/25/2036 •	2,300	1,746
4.974% due 02/25/2036 •	4,881	2,413
Soundview Home Loan Trust
4.654% due 02/25/2037 •	4,030	1,077
4.994% due 10/25/2036 •	1,791	1,775
5.384% due 09/25/2037 •	1,670	1,397
Structured Asset Investment Loan Trust
5.154% due 10/25/2035 •	244	239
5.409% due 01/25/2035 •	1,713	1,594
5.559% due 01/25/2035 •	606	524
5.814% due 04/25/2033 •	36	37
6.009% due 01/25/2035 •	684	566
6.159% due 01/25/2035 •	663	331
Structured Asset Securities Corp. Trust 5.124% due 09/25/2035 •	4,471	4,279
Washington Mutual Asset-Backed Certificates Trust 4.914% due 05/25/2036 •	1,131	877

		180,787

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.654% due 01/25/2037 •	2,301	1,267
4.754% due 01/25/2037 •	1,106	609
Credit-Based Asset Servicing & Securitization Trust 3.114% due 01/25/2037 þ	1,095	302
Saxon Asset Securities Trust 4.774% due 10/25/2046 •	257	252

		2,430

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Conseco Finance Securitizations Corp. 7.770% due 09/01/2031 þ	2,373	2,413

WHOLE LOAN COLLATERAL 1.0%
Bear Stearns Asset-Backed Securities Trust
5.234% due 09/25/2046 •	221	211
5.500% due 08/25/2036	34	35
5.750% due 11/25/2034	412	368
6.500% due 10/25/2036	4,737	1,664
First Franklin Mortgage Loan Trust
5.259% due 05/25/2034 •	193	189
5.379% due 03/25/2035 •	627	662
5.709% due 07/25/2034 •	79	78
GSAMP Trust 3.610% due 11/25/2034 •	560	538
Lehman XS Trust 4.954% due 05/25/2046 •	20,955	18,753
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.194% due 12/25/2035 •	1,350	1,332
RAAC Trust 5.034% due 06/25/2044 •	158	144
Securitized Asset-Backed Receivables LLC Trust 4.934% due 03/25/2036 •	2,296	1,436
Specialty Underwriting & Residential Finance Trust
4.674% due 03/25/2037 •	595	304

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.734% due 09/25/2037 •		3,686	1,262

			26,976

OTHER ABS 5.2%
Ares CLO Ltd. 5.689% due 07/18/2037 •		7,000	7,032
Ares European CLO DAC
3.059% due 10/15/2031 •	EUR	6,926	8,147
3.086% due 04/20/2032 •		3,042	3,584
Atlas Senior Loan Fund Ltd. 5.329% due 10/20/2034 •		$1,000	1,000
Aurium CLO DAC 2.982% due 01/16/2031 •	EUR	6,416	7,548
Avoca CLO DAC 3.075% due 01/12/2031 •		117	138
Bain Capital Credit CLO Ltd.
5.269% due 04/23/2035 •		$3,200	3,190
5.641% due 10/16/2037 •		1,200	1,205
Belle Haven ABS CDO Ltd. 7.860% due 11/03/2044 •		33,772	8,812
Cairn CLO DAC 3.059% due 10/15/2031 •	EUR	4,371	5,141
Carlyle Euro CLO DAC
2.979% due 01/15/2031 •		3,946	4,649
3.033% due 08/15/2032 •		2,118	2,484
Catamaran CLO Ltd. 5.634% due 04/22/2030 •		$1,286	1,288
CBAM Ltd. 5.711% due 01/20/2035 •		2,000	2,001
CIFC Funding Ltd.
5.487% due 10/24/2030 •		2,865	2,865
5.600% due 04/17/2035 •		6,900	6,900
Citius Funding Ltd. 7.750% due 05/05/2046 «•		435,816	0
Crestline Denali CLO Ltd. 5.561% due 04/20/2030 •		39	39
Dryden CLO Ltd. 5.362% due 08/20/2034 •		2,900	2,893
Generate CLO Ltd. 5.649% due 01/20/2038 •		6,000	6,035
KKR CLO Ltd. 5.468% due 07/15/2030 •		609	610
Madison Park Funding Ltd. 5.256% due 10/15/2034 •		3,300	3,304
Magnetite Ltd.
5.621% due 01/25/2038 •		1,000	1,001
5.919% due 10/20/2036 •		1,500	1,506
Nelnet Student Loan Trust
4.704% due 03/23/2037 •		48	47
4.735% due 10/25/2033 •		86	85
Neuberger Berman Loan Advisers CLO Ltd. 5.302% due 10/14/2036 •		1,800	1,797
OCP Euro CLO DAC 3.116% due 09/22/2034 •	EUR	5,481	6,455
Palmer Square European Loan Funding DAC 3.203% due 02/15/2035 •		6,600	7,777
Palmer Square Loan Funding Ltd. 5.318% due 10/15/2029 •		$132	132
Rad CLO Ltd. 5.806% due 07/15/2037 •		1,500	1,511
Romark CLO Ltd. 5.571% due 10/23/2030 •		1,153	1,154
Sculptor European CLO DAC 3.055% due 01/14/2032 •	EUR	5,804	6,830
Segovia European CLO DAC 3.116% due 07/20/2032 •		7,349	8,670
Sierra Madre Funding Ltd.
4.806% due 09/07/2039 •		$10,862	6,564
4.826% due 09/07/2039 •		25,351	15,349
Signal Peak CLO Ltd. 5.659% due 10/20/2037 •		2,125	2,127
SLM Student Loan Trust
5.920% due 06/25/2043 •		103	99
5.920% due 09/25/2076 •		104	101
6.220% due 11/25/2070 •		141	140
Talon Funding Ltd. 7.990% due 06/05/2035 •		1,445	220
Triaxx Prime CDO Ltd. 5.220% due 10/02/2039 •		3,599	36
Venture CLO Ltd. 5.521% due 07/20/2030 •		506	506
Vibrant CLO Ltd. 5.651% due 07/20/2032 •		1,823	1,827
Voya CLO Ltd.
5.329% due 04/20/2034 •		3,900	3,885

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.491% due 04/17/2030 •		104	104

			146,788

Total Asset-Backed Securities (Cost $485,355)			359,394

SOVEREIGN ISSUES 18.5%
Argentina Government International Bond
0.750% due 07/09/2030		3,079	2,446
0.750% due 07/09/2030 þ		1,147	776
1.000% due 07/09/2029		616	515
3.500% due 07/09/2041		132	82
4.125% due 07/09/2035 (m)		13,492	9,079
4.125% due 07/09/2035 þ		855	557
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (f)	BRL	1,000	184
0.000% due 10/01/2025 (f)		480,617	85,327
0.000% due 04/01/2026 (f)		11,000	1,824
Colombia Government International Bond
1.000% due 04/28/2028	COP	105,674,300	23,347
1.000% due 09/18/2030		73,384,900	15,522
Dominican Republic International Bond
5.300% due 01/21/2041		$2,050	1,772
10.500% due 03/15/2037	DOP	11,400	195
10.750% due 06/01/2036		82,800	1,439
Israel Government International Bond
5.375% due 03/12/2029		$10,500	10,723
5.375% due 02/19/2030		5,400	5,510
Japan Government International Bond
2.000% due 12/20/2044	JPY	3,340,000	21,962
2.200% due 03/20/2064		1,181,000	6,595
2.300% due 12/20/2054		2,540,000	15,856
Mexican Udibonos
2.750% due 11/27/2031 (g)	MXN	39,954	1,887
3.000% due 12/03/2026 (g)		8,076	421
4.000% due 11/30/2028 (g)		156,288	8,166
Mexico Government International Bond
5.400% due 02/09/2028		$1,000	1,023
5.850% due 07/02/2032 (b)		1,800	1,824
6.000% due 05/13/2030		2,700	2,797
6.350% due 02/09/2035		2,600	2,666
New Zealand Government International Bond
2.000% due 09/20/2025 (g)	NZD	21,724	13,278
3.000% due 09/20/2030 (g)		5,789	3,702
Peru Government International Bond
5.400% due 08/12/2034	PEN	42,200	11,277
6.150% due 08/12/2032		150,200	43,858
6.850% due 08/12/2035		4,100	1,195
6.900% due 08/12/2037		44,400	12,775
6.950% due 08/12/2031		164,721	50,561
7.300% due 08/12/2033		97,900	30,156
Republic of South Africa Government International Bond
4.850% due 09/30/2029		$10,000	9,652
7.000% due 02/28/2031	ZAR	733,400	38,111
8.000% due 01/31/2030		396,400	22,018
8.250% due 03/31/2032		58,600	3,161
8.500% due 01/31/2037		280,500	13,793
8.875% due 02/28/2035		305,300	16,103
9.000% due 01/31/2040		266,700	13,026
Romania Government International Bond 1.750% due 07/13/2030	EUR	3,600	3,647
Saudi Government International Bond 5.375% due 01/13/2031		$2,200	2,283
Turkiye Government International Bond 7.625% due 05/15/2034		5,500	5,643

Total Sovereign Issues (Cost $497,686)			516,734

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA «(k)		22,273	768
Stichting Administratiekantoor (d)		11,319	0

Total Common Stocks (Cost $2,098)			768

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)		1	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Warrants (Cost $0)		0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%	3,500	4,109

Total Convertible Preferred Securities (Cost $4,179)		4,109

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
AGFC Capital Trust 6.268% (US0003M + 1.750%) due 01/15/2067 ~	6,600,000	4,614
Nationwide Building Society 10.250% ~	4,096	731
Wells Fargo & Co. 3.900% due 03/15/2026 •(h)	400,000	397

Total Preferred Securities (Cost $4,964)		5,742

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 24.8%
COMMERCIAL PAPER 2.7%
AbbVie, Inc.
4.640% due 07/07/2025	7,050	7,044
4.640% due 07/08/2025	250	250
Air Lease Corp. 4.850% due 07/15/2025	450	449
Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025	1,500	1,498
4.630% due 07/09/2025	1,500	1,498
4.640% due 07/29/2025	1,900	1,893
4.640% due 07/30/2025	1,200	1,195
4.670% due 07/02/2025	3,950	3,949
4.670% due 07/08/2025	250	250
Amrize Finance U.S. LLC
4.670% due 07/15/2025	550	549
4.670% due 07/16/2025	4,900	4,890
Bacardi-Martini BV
4.950% due 07/03/2025	250	250
4.950% due 07/10/2025	400	400
Broadcom, Inc. 4.730% due 07/10/2025	2,050	2,047
Canadian Natural Resources Ltd.
4.830% due 07/11/2025	250	250
4.900% due 08/06/2025 (b)	4,750	4,727
CBRE Services, Inc.
4.640% due 07/24/2025	2,150	2,143
4.690% due 07/10/2025	800	799
4.710% due 07/10/2025	450	449
Crown Castle, Inc.
5.030% due 07/22/2025	9,400	9,371
5.030% due 07/24/2025	2,400	2,392
CVS Health Corp.
4.920% due 07/14/2025	4,500	4,491
4.920% due 07/15/2025	1,000	998
Enbridge U.S., Inc. 4.600% due 07/21/2025	300	299
Equifax, Inc. 4.620% due 07/17/2025	250	250
Global Payments, Inc. 5.000% due 07/01/2025	500	500
Harley-Davidson Financial Services, Inc. 5.070% due 08/04/2025	250	249
HCA, Inc. 4.950% due 08/15/2025	250	248
Intel Corp. 4.590% due 07/03/2025	4,250	4,248
Intercontinental Exchange, Inc. 4.600% due 07/02/2025	400	400
JABIL, Inc. 4.860% due 07/02/2025	900	900
Jones Lang LaSalle Finance BV
4.650% due 07/14/2025	450	449
4.720% due 07/07/2025	1,150	1,149
4.720% due 07/09/2025	2,050	2,048

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.720% due 07/16/2025		450	449
Mondelez International, Inc. 4.570% due 08/11/2025		1,050	1,044
NextEra Energy Capital Holdings, Inc.
4.600% due 07/23/2025		1,150	1,147
4.600% due 07/28/2025		4,350	4,334
4.600% due 07/29/2025		1,100	1,096
4.610% due 08/25/2025 (b)		1,350	1,340
4.610% due 08/28/2025 (b)		250	248
Northrop Grumman Corp. 4.690% due 07/24/2025		1,100	1,097
ONEOK, Inc. 4.600% due 07/11/2025		250	250
RTX Corp. 4.660% due 07/15/2025		600	599
Targa Resources Corp. 4.700% due 07/29/2025		400	398
TELUS Corp. 4.990% due 09/04/2025		250	248

			74,772

		SHARES
MUTUAL FUNDS 0.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (j)		24,897,139	24,897

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (l) 20.6%			575,277

NIGERIA TREASURY BILLS 0.3%
31.351% due 06/11/2026 - 06/29/2026 (e)(f)	NGN	17,233,030	9,056

U.S. TREASURY BILLS 0.3%
4.319% due 07/03/2025 - 10/21/2025 (e)(f)(q)		$7,287	7,231

Total Short-Term Instruments (Cost $690,981)			691,233

Total Investments in Securities (Cost $4,741,875)			4,611,681

		SHARES
INVESTMENTS IN AFFILIATES 16.6%
SHORT-TERM INSTRUMENTS 16.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.6%
PIMCO Short Asset Portfolio		12,770,687	125,102
PIMCO Short-Term Floating NAV Portfolio III		34,776,074	338,614

Total Short-Term Instruments (Cost $463,244)			463,716

Total Investments in Affiliates (Cost $463,244)			463,716

Total Investments 181.3% (Cost $5,205,119)			$5,075,397
Financial Derivative Instruments (n)(p) (0.3)%(Cost or Premiums, net $94,285)			(8,699)
Other Assets and Liabilities, net (81.0)%			(2,267,322)

Net Assets 100.0%			$2,799,376

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Payment in-kind security.
(d)						Security did not produce income within the last twelve months.
(e)						Coupon represents a weighted average yield to maturity.
(f)						Zero coupon security.
(g)						Principal amount of security is adjusted for inflation.
(h)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)						Contingent convertible security.
(j)						Coupon represents a 7-Day Yield.
(k)						RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071						06/10/2022	$0	$0	0.00%
Hardwood Funding LLC 4.840% due 06/07/2028						03/11/2025	1,300	1,308	0.05
Hardwood Funding LLC 5.160% due 06/07/2032						03/11/2025	2,400	2,428	0.08
Hardwood Funding LLC 5.330% due 06/07/2035						03/11/2025	600	608	0.02
Intelsat Emergence SA						09/05/2018 – 07/03/2023	2,087	768	0.03

							$6,387	$5,112	0.18%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOM	2.730%	06/17/2025	07/03/2025	CAD	70,000	Province of Ontario 4.150% due 12/02/2054	$(53,620)	$51,404	$51,458
BOS	2.350	06/23/2025	08/01/2025		$1,060	Goodyear Tire & Rubber Co. 5.250% due 07/15/2031	(1,082)	1,060	1,061
	3.350	06/23/2025	08/01/2025		479	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(487)	479	479
	3.500	06/23/2025	08/01/2025		1,603	Arko Corp. 5.125% due 11/15/2029	(1,618)	1,603	1,604
	3.500	06/25/2025	08/01/2025		2,394	United Natural Foods, Inc. 6.750% due 10/15/2028	(2,405)	2,394	2,395
	3.600	06/18/2025	08/01/2025		260	Whirlpool Corp. 4.600% due 05/15/2050	(269)	260	260
	3.600	06/23/2025	08/01/2025		471	United Natural Foods, Inc. 6.750% due 10/15/2028	(476)	471	471
	3.900	06/23/2025	08/01/2025		1,384	CommScope LLC 4.750% due 09/01/2029	(201)	1,384	1,385
						CommScope Technologies LLC 5.000% due 03/15/2027	(195)
						Gray Media, Inc. 5.375% due 11/15/2031	(1,060)
	3.960	06/18/2025	08/01/2025		1,713	Service Properties Trust 4.950% due 10/01/2029	(1,772)	1,713	1,715
	4.000	06/23/2025	08/01/2025		744	Service Properties Trust 4.375% - 4.950% due 10/01/2029 - 02/15/2030	(676)	744	745
						Tronox, Inc. 4.625% due 03/15/2029	(88)
	4.050	06/23/2025	08/01/2025		393	Adient Global Holdings 8.250% due 04/15/2031	(401)	393	393
	4.100	06/23/2025	08/01/2025		1,012	Caesars Entertainment, Inc. 4.625% due 10/15/2029	(844)	1,012	1,013
						Six Flags Entertainment Corp. 5.250% due 07/15/2029	(189)
	4.120	06/23/2025	08/01/2025		3,030	Air Canada 3.875% due 08/15/2026	(50)	3,030	3,033
						Chemours Co. 5.375% due 05/15/2027	(183)
						Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(336)
						Sonic Automotive, Inc. 4.875% due 11/15/2031	(2,513)
	4.130	06/23/2025	08/01/2025		226	Rogers Communications, Inc. 5.250% due 03/15/2082	(53)	226	226

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

						Tronox, Inc. 4.625% due 03/15/2029	(175)
	4.140	06/23/2025	08/01/2025		125	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(127)	125	125
	4.150	06/23/2025	08/01/2025		2,916	Amentum Holdings, Inc. 7.250% due 08/01/2032	(188)	2,916	2,919
						Celanese U.S. Holdings LLC 6.629% due 07/15/2032	(178)
						Darling Ingredients, Inc. 6.000% due 06/15/2030	(788)
						Herc Holdings, Inc. 5.500% due 07/15/2027	(821)
						NCL Corp. Ltd. 6.750% due 02/01/2032	(196)
						Sirius XM Radio LLC 5.000% due 08/01/2027	(192)
						Terex Corp. 6.250% due 10/15/2032	(584)
	4.160	06/23/2025	08/01/2025		3,756	Celanese U.S. Holdings LLC 7.050% due 11/15/2030	(171)	3,756	3,760
						Herc Holdings, Inc. 6.625% - 7.250% due 06/15/2029 - 06/15/2033	(642)
						NCL Corp. Ltd. 8.125% due 01/15/2029	(21)
						Perrigo Finance Unlimited Co. 6.125% due 09/30/2032	(2,770)
						Sinclair Television Group, Inc. 8.125% due 02/15/2033	(202)
	4.180	06/23/2025	08/01/2025		3,602	Celanese U.S. Holdings LLC 6.580% due 07/15/2029	(291)	3,602	3,605
						Clarivate Science Holdings Corp. 3.875% due 07/01/2028	(1,055)
						Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	(172)
						Service Properties Trust 3.950% - 8.625% due 01/15/2028 - 11/15/2031	(2,118)
	4.450	06/30/2025	07/01/2025		122,400	U.S. Treasury Notes 4.000% due 12/15/2027	(125,067)	122,400	122,415
BPS	4.080	06/23/2025	08/01/2025		10	Bombardier, Inc. 6.000% due 02/15/2028	(10)	10	10
	4.120	06/23/2025	08/01/2025		99	Service Properties Trust 3.950% due 01/15/2028	(101)	99	99
	4.160	06/23/2025	08/01/2025		1,952	Hilton Grand Vacations Borrower LLC 5.000% due 06/01/2029	(18)	1,952	1,954
						Phinia, Inc. 6.625% due 10/15/2032	(16)
						Prime Security Services Borrower LLC 6.250% due 01/15/2028	(361)
						Service Properties Trust 3.950% due 01/15/2028	(212)
						Sinclair Television Group, Inc. 8.125% due 02/15/2033	(146)
						Sirius XM Radio LLC 3.125% due 09/01/2026	(397)
						Tenet Healthcare Corp. 6.125% due 10/01/2028	(814)
BRC	2.500	06/23/2025	08/01/2025		23	Gray Media, Inc. 7.000% due 05/15/2027	(23)	23	23
	2.650	06/23/2025	08/01/2025		493	Sally Holdings LLC 6.750% due 03/01/2032	(499)	493	493
	3.000	06/23/2025	08/01/2025		2,467	American Axle & Manufacturing, Inc. 5.000% due 10/01/2029	(2,507)	2,467	2,469
	3.250	06/23/2025	08/01/2025		658	Victoria's Secret & Co. 4.625% due 07/15/2029	(669)	658	659
	3.600	06/23/2025	08/01/2025		193	MGM Resorts International 6.500% due 04/15/2032	(196)	193	193
BRC	3.750	06/23/2025	07/02/2025		187	TreeHouse Foods, Inc. 4.000% due 09/01/2028	(187)	187	187
	3.850	06/23/2025	08/01/2025		2,437	Kennedy-Wilson, Inc. 5.000% due 03/01/2031	(2,481)	2,437	2,439
	4.000	06/23/2025	07/02/2025		1,568	Papa John's International, Inc. 3.875% due 09/15/2029	(1,580)	1,568	1,569
	4.130	06/18/2025	08/01/2025		1,127	Six Flags Entertainment Corp. 7.250% due 05/15/2031	(1,139)	1,127	1,129
	4.130	06/23/2025	08/01/2025		3,523	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(200)	3,523	3,526
						Adient Global Holdings 7.500% due 02/15/2033	(469)
						Cinemark USA, Inc. 5.250% due 07/15/2028	(14)
						Kennedy-Wilson, Inc. 4.750% due 02/01/2030	(2,426)
						Olin Corp. 5.000% due 02/01/2030	(190)
						Six Flags Entertainment Corp. 7.250% due 05/15/2031	(186)
						Sonic Automotive, Inc. 4.625% due 11/15/2029	(88)
	4.150	06/23/2025	08/01/2025		5,693	Amentum Holdings, Inc. 7.250% due 08/01/2032	(292)	5,693	5,698
						American Airlines, Inc. 8.500% due 05/15/2029	(1)
						Avient Corp. 7.125% due 08/01/2030	(398)
						Ball Corp. 6.875% due 03/15/2028	(8)
						Celanese U.S. Holdings LLC 6.629% - 7.050% due 11/15/2028 - 07/15/2032	(534)
						Clear Channel Outdoor Holdings, Inc. 5.125% due 08/15/2027	(202)
						Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	(581)
						Graphic Packaging International LLC 6.375% due 07/15/2032	(11)
						Hillenbrand, Inc. 6.250% due 02/15/2029	(400)
						Ingevity Corp. 3.875% due 11/01/2028	(19)
						Kennedy-Wilson, Inc. 4.750% due 02/01/2030	(420)
						Life Time, Inc. 6.000% due 11/15/2031	(205)
						Lithia Motors, Inc. 4.375% due 01/15/2031	(15)
						NCL Corp. Ltd. 6.750% due 02/01/2032	(210)
						Open Text Holdings, Inc. 4.125% due 12/01/2031	(23)
						Organon & Co. 5.125% due 04/30/2031	(175)
						Perrigo Finance Unlimited Co. 4.900% - 6.125% due 06/15/2030 - 09/30/2032	(761)
						Resideo Funding, Inc. 6.500% due 07/15/2032	(501)
						U.S. Cellular Corp. 6.700% due 12/15/2033	(264)
						WESCO Distribution, Inc. 6.625% due 03/15/2032	(689)
	4.170	06/23/2025	08/01/2025		155	DaVita, Inc. 6.875% due 09/01/2032	(158)	155	155
BUS	2.690	06/17/2025	07/03/2025	CAD	30,000	Province of Ontario 4.650% due 06/02/2041	(22,906)	22,030	22,053
BYR	3.750	06/23/2025	08/01/2025		$203	Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(207)	203	203
	4.000	06/23/2025	08/01/2025		398	CommScope LLC 4.750% due 09/01/2029	(196)	398	398
						Sonic Automotive, Inc. 4.625% due 11/15/2029	(205)
						Tronox, Inc. 4.625% due 03/15/2029	(4)
	4.100	06/23/2025	08/01/2025		952	Acadia Healthcare Co., Inc. 5.000% - 5.500% due 07/01/2028 - 04/15/2029	(381)	952	953
						Cushman & Wakefield U.S. Borrower LLC 8.875% due 09/01/2031	(188)
						Elanco Animal Health, Inc. 6.650% due 08/28/2028	(192)
						Rogers Communications, Inc. 5.250% due 03/15/2082	(201)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	4.150	06/23/2025	08/01/2025	1,675	ACCO Brands Corp. 4.250% due 03/15/2029	(180)	1,675	1,677
					AdaptHealth LLC 4.625% due 08/01/2029	(191)
					Amentum Holdings, Inc. 7.250% due 08/01/2032	(307)
					MGM Resorts International 4.625% due 09/01/2026	(84)
					NCL Corp. Ltd. 6.750% due 02/01/2032	(200)
					Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	(197)
					Rogers Communications, Inc. 7.000% due 04/15/2055	(210)
					Sinclair Television Group, Inc. 8.125% due 02/15/2033	(198)
					WESCO Distribution, Inc. 6.375% due 03/15/2033	(132)
	4.150	06/25/2025	08/01/2025	1,802	Sensata Technologies BV 5.875% due 09/01/2030	(667)	1,802	1,803
					Taseko Mines Ltd. 8.250% due 05/01/2030	(1,142)
DEU	3.900	06/23/2025	07/02/2025	812	Embecta Corp. 5.000% due 02/15/2030	(923)	812	812
	3.900	06/23/2025	07/02/2025	918	Embecta Corp. 5.000% due 02/15/2030	(923)	918	919
	3.900	06/18/2025	08/01/2025	965	Whirlpool Corp. 4.600% due 05/15/2050	(999)	965	966
	3.950	06/23/2025	08/01/2025	1,784	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	(1,838)	1,784	1,786
	4.050	06/23/2025	08/01/2025	173	Whirlpool Corp. 4.500% due 06/01/2046	(177)	173	173
	4.120	06/23/2025	08/01/2025	2,453	Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(2,503)	2,453	2,455
	4.150	06/23/2025	08/01/2025	23,972	Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	(167)	23,972	23,994
					Bath & Body Works, Inc. 6.625% due 10/01/2030	(786)
					Celanese U.S. Holdings LLC 6.580% due 07/15/2029	(1,610)
					Chemours Co. 5.375% due 05/15/2027	(1,807)
					Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(3,488)
					CommScope LLC 4.750% due 09/01/2029	(2,086)
					Elanco Animal Health, Inc. 6.650% due 08/28/2028	(1,065)
					Energizer Holdings, Inc. 4.375% due 03/31/2029	(383)
					Hillenbrand, Inc. 6.250% due 02/15/2029	(1,903)
					MGM Resorts International 4.625% due 09/01/2026	(406)
					Organon & Co. 7.875% due 05/15/2034	(1,646)
					Rogers Communications, Inc. 7.125% due 04/15/2055	(3,021)
					Service Properties Trust 4.375% due 02/15/2030	(1,631)
					Tenet Healthcare Corp. 6.125% due 10/01/2028	(4,069)
	4.150	06/18/2025	08/01/2025	2,633	Owens-Brockway Glass Container, Inc. 7.250% due 05/15/2031	(2,692)	2,633	2,637
	4.150	06/25/2025	08/01/2025	2,272	Bombardier, Inc. 8.750% due 11/15/2030	(1,139)	2,272	2,274
					Excelerate Energy LP 8.000% due 05/15/2030	(1,142)
	4.160	06/23/2025	08/01/2025	598	LGI Homes, Inc. 7.000% due 11/15/2032	(187)	598	599
					Rogers Communications, Inc. 7.000% - 7.125% due 04/15/2055	(419)
GSC	4.000	04/09/2025	TBD(2)	192	Cimpress PLC 7.375% due 09/15/2032	(220)	192	194
	4.000	05/14/2025	TBD(2)	136	Victoria's Secret & Co. 4.625% due 07/15/2029	(141)	136	137
	4.050	04/09/2025	TBD(2)	382	Cinemark USA, Inc. 7.000% due 08/01/2032	(401)	382	386
	4.050	04/16/2025	TBD(2)	61	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(63)	61	62
	4.050	04/17/2025	TBD(2)	275	Papa John's International, Inc. 3.875% due 09/15/2029	(296)	275	277
	4.050	06/04/2025	TBD(2)	182	Six Flags Entertainment Corp. 7.250% due 05/15/2031	(185)	182	183
	4.050	06/12/2025	TBD(2)	1,955	Six Flags Entertainment Corp. 7.250% due 05/15/2031	(1,901)	1,955	1,959
JPS	3.000	06/23/2025	08/01/2025	69	TreeHouse Foods, Inc. 4.000% due 09/01/2028	(69)	69	69
	3.850	06/23/2025	08/01/2025	316	Arko Corp. 5.125% due 11/15/2029	(319)	316	316
	3.900	06/23/2025	08/01/2025	1,299	Tronox, Inc. 4.625% due 03/15/2029	(1,316)	1,299	1,300
	4.000	06/23/2025	08/01/2025	3,791	Adient Global Holdings Ltd. 7.500% due 02/15/2033	(3,374)	3,791	3,794
					Goodyear Tire & Rubber Co. 5.000% due 07/15/2029	(476)
	4.050	06/23/2025	08/01/2025	333	Organon & Co. 7.875% due 05/15/2034	(343)	333	333
	4.150	06/25/2025	07/02/2025	183	Scotts Miracle-Gro Co. 4.375% due 02/01/2032	(83)	183	183
	4.150	06/23/2025	07/02/2025	0	Embecta Corp. 5.000% due 02/15/2030	(185)	0	0
	4.150	06/18/2025	08/01/2025	14	Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(14)	14	14
	4.150	06/23/2025	08/01/2025	2,267	ACCO Brands Corp. 4.250% due 03/15/2029	(216)	2,267	2,269
					Clarivate Science Holdings Corp. 3.875% - 4.875% due 07/01/2028 - 07/01/2029	(725)
					Embecta Corp. 5.000% due 02/15/2030	(185)
					Energizer Holdings, Inc. 4.375% due 03/31/2029	(73)
					NCL Corp. Ltd. 6.750% due 02/01/2032	(79)
					Nesco Holdings, Inc. 5.500% due 04/15/2029	(424)
					Rogers Communications, Inc. 7.000% - 7.125% due 04/15/2055	(648)
					Terex Corp. 5.000% due 05/15/2029	(10)
					Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026	(25)
	4.170	06/23/2025	08/01/2025	515	Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	(523)	515	516
	4.000	06/25/2025	08/01/2025	1142	CommScope LLC 4.750% due 09/012029	(1162)	1142	1143
NOM	4.150	06/23/2025	08/01/2025	3,924	NCL Corp. Ltd. 6.750% due 02/01/2032	(3,998)	3,924	3,928
	4.150	06/25/2025	08/01/2025	3,249	DaVita, Inc. 6.875% due 09/01/2032	(3,315)	3,249	3,251
	4.170	06/23/2025	08/01/2025	270	NCL Corp. Ltd. 6.750% due 02/01/2032	(79)	270	270
					Nesco Holdings, Inc. 5.500% due 04/15/2029	(197)
RDR	0.700	06/25/2025	08/01/2025	1,175	Caesars Entertainment, Inc. 6.000% due 10/15/2032	(1,193)	1,175	1,175
	2.400	06/23/2025	08/01/2025	100	Gray Media, Inc. 7.000% due 05/15/2027	(101)	100	100
	2.500	06/18/2025	08/01/2025	2,813	Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(2,889)	2,813	2,816
	2.500	06/23/2025	08/01/2025	217	Goodyear Tire & Rubber Co. 5.250% due 07/15/2031	(221)	217	217
	2.750	06/23/2025	08/01/2025	2,490	Sally Holdings LLC 6.750% due 03/01/2032	(2,520)	2,490	2,492
	3.050	06/23/2025	08/01/2025	653	Clear Channel Outdoor Holdings, Inc. 7.500% due 06/01/2029	(671)	653	653
	3.200	06/23/2025	07/02/2025	1,018	TreeHouse Foods, Inc. 4.000% due 09/01/2028	(1,019)	1,018	1,019
	3.600	06/23/2025	08/01/2025	2,394	Select Medical Corp. 6.250% due 12/01/2032	(2,428)	2,394	2,396
	3.650	06/23/2025	08/01/2025	184	Whirlpool Corp. 4.600% due 05/15/2050	(191)	184	184
	3.700	06/23/2025	08/01/2025	352	Goodyear Tire & Rubber Co. 5.625% due 04/30/2033	(363)	352	352
	3.850	06/23/2025	08/01/2025	187	Gray Media, Inc. 5.375% due 11/15/2031	(200)	187	187
	4.000	06/23/2025	07/02/2025	2,178	Cimpress PLC 7.375% due 09/15/2032	(2238)	2,178	2,178
	4.050	06/23/2025	08/01/2025	2,476	Adient Global Holdings 8.250% due 04/15/2031	(2,031)	2,476	2,478

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

					Kennedy-Wilson, Inc. 5.000% due 03/01/2031	(482)
	4.100	06/23/2025	07/02/2025	7	Embecta Corp. 5.000% due 02/15/2030	(7)	7	7
	4.150	06/18/2025	08/01/2025	1,142	Whirlpool Corp. 4.500% due 06/01/2046	(1,172)	1,142	1,144
	4.150	06/23/2025	08/01/2025	13,301	Acadia Healthcare Co., Inc. 7.375% due 03/15/2033	(2,108)	13,301	13,313
					AdaptHealth LLC 4.625% due 08/01/2029	(190)
					Adient Global Holdings 7.500% due 02/15/2033	(190)
					Air Canada 3.875% due 08/15/2026	(302)
					Bath & Body Works, Inc. 6.625% due 10/01/2030	(4,088)
					Celanese U.S. Holdings LLC 6.629% due 07/15/2032	(240)
					Chemours Co. 5.375% due 05/15/2027	(185)
					Clarivate Science Holdings Corp. 4.875% due 07/01/2029	(141)
					Dun & Bradstreet Corp. 5.000% due 12/15/2029	(205)
					Herc Holdings, Inc. 7.250% due 06/15/2033	(211)
					Kennedy-Wilson, Inc. 4.750% due 02/01/2030	(84)
					MGM Resorts International 4.750% due 10/15/2028	(187)
					Nesco Holdings, Inc. 5.500% due 04/15/2029	(74)
					Olin Corp. 5.000% - 6.625% due 02/01/2030 - 04/01/2033	(395)
					Organon & Co. 5.125% due 04/30/2031	(592)
					Sinclair Television Group, Inc. 8.125% due 02/15/2033	(2,919)
					Sonic Automotive, Inc. 4.625% due 11/15/2029	(195)
					Terex Corp. 5.000% due 05/15/2029	(98)
					U.S. Cellular Corp. 6.700% due 12/15/2033	(126)
					Whirlpool Corp. 4.500% due 06/01/2046	(929)
					XHR LP 6.625% due 05/15/2030	(21)
	4.150	06/25/2025	08/01/2025	4,103	ACCO Brands Corp. 4.250% due 03/15/2029	(204)	4,103	4,106
					Entegris, Inc. 5.950% due 06/15/2030	(1,137)
					Hudson Pacific Properties LP 3.250% due 01/15/2030	(50)
					LGI Homes, Inc. 7.000% due 11/15/2032	(85)
					Masterbrand, Inc. 7.000% due 07/15/2032	(1,177)
					Olin Corp. 6.625% due 04/01/2033	(1,163)
					Organon & Co. 7.875% due 05/15/2034	(342)
SAL	4.000	06/23/2025	08/01/2025	2,409	Sonic Automotive, Inc. 4.625% due 11/15/2029	(2,442)	2,409	2,411
	4.150	06/18/2025	08/01/2025	2,239	Air Canada 3.875% due 08/15/2026	(481)	2,239	2,242
					MGM Resorts International 4.625% due 09/01/2026	(1,180)
					Methanex Corp. 5.125% due 10/15/2027	(583)
	4.150	06/23/2025	08/01/2025	70,122	ACCO Brands Corp. 4.250% due 03/15/2029	(2,065)	70,122	70,187
					Acadia Healthcare Co., Inc. 5.000% - 5.500% due 07/01/2028 - 04/15/2029	(2,988)
					AdaptHealth LLC 4.625% due 08/01/2029	(2,021)
					Amentum Holdings, Inc. 7.250% due 08/01/2032	(4,028)
					Avient Corp. 7.125% due 08/01/2030	(2,124)
					Celanese U.S. Holdings LLC 6.850% - 7.050% due 11/15/2028 - 11/15/2030	(2,866)
					Cinemark USA, Inc. 7.000% due 08/01/2032	(2,136)
					Clear Channel Outdoor Holdings, Inc. 5.125% due 08/15/2027	(1,009)
					Cushman & Wakefield U.S. Borrower LLC 8.875% due 09/01/2031	(1,104)
					Darling Ingredients, Inc. 6.000% due 06/15/2030	(4,067)
					Goodyear Tire & Rubber Co. 4.875% due 03/15/2027	(2,828)
					Herc Holdings, Inc. 5.500% - 6.625% due 07/15/2027 - 06/15/2029	(7,503)
					Life Time, Inc. 6.000% due 11/15/2031	(1,024)
					MGM Resorts International 4.750% due 10/15/2028	(999)
					Nesco Holdings, Inc. 5.500% due 04/15/2029	(3,552)
					Olin Corp. 5.000% - 6.625% due 02/01/2030 - 04/01/2033	(3,177)
					Organon & Co. 5.125% due 04/30/2031	(3,948)
					Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	(2,169)
					Prime Security Services Borrower LLC 6.250% due 01/15/2028	(548)
					Resideo Funding, Inc. 6.500% due 07/15/2032	(2,428)
					Rogers Communications, Inc. 5.250% - 7.000% due 04/15/2055 - 03/15/2082	(4,677)
					Service Properties Trust 8.625% due 11/15/2031	(2,279)
					Sirius XM Radio LLC 3.125% - 5.000% due 09/01/2026 - 08/01/2027	(3,198)
					Six Flags Entertainment Corp. 5.250% due 07/15/2029	(1,105)
					Terex Corp. 6.250% due 10/15/2032	(2,845)
					WESCO Distribution, Inc. 6.375% - 6.625% due 03/15/2032 - 03/15/2033	(4,236)
	4.150	06/25/2025	08/01/2025	2,271	Bombardier, Inc. 6.750% due 06/15/2033	(1,142)	2,271	2,273
					CoreCivic, Inc. 8.250% due 04/15/2029	(1,147)
	4.180	06/23/2025	08/01/2025	8,294	Caesars Entertainment, Inc. 4.625% due 10/15/2029	(4,246)	8,294	8,302
					Celanese U.S. Holdings LLC 6.629% due 07/15/2032	(3,131)
					CommScope Technologies LLC 5.000% due 03/15/2027	(1,089)
	4.410	06/30/2025	07/01/2025	24,500	U.S. Treasury Bills 0.000% due 10/07/2025	(25,000)	24,500	24,503
	4.410	07/01/2025	07/02/2025	100	U.S. Treasury Notes 3.875% due 05/31/2027	(102)	100	100
	4.470	07/01/2025	07/02/2025	126,800	U.S. Treasury Notes 4.125% due 01/31/2027	(129,419)	126,800	126,800

Total Repurchase Agreements						$(587,365)	$575,277	$575,586

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)		Payable for Reverse Repurchase Agreements

MYI	4.100%	12/20/2024	TBD(4)	$(7,088)		$(7,244)

Total Reverse Repurchase Agreements						$(7,244)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Corporate Bonds & Notes (8.3)%
Banking & Finance (0.6)%
Cushman & Wakefield U.S. Borrower LLC		8.875%	09/01/2031	$1,170	$(1,252)	$(1,292)
Hudson Pacific Properties LP		3.250	01/15/2030	60	(49)	(50)
Kennedy-Wilson, Inc.		4.750	02/01/2030	3,140	(2,843)	(2,928)
Kennedy-Wilson, Inc.		5.000	03/01/2031	3,225	(2,862)	(2,963)
Service Properties Trust		3.950	01/15/2028	2,032	(1,822)	(1,916)
Service Properties Trust		4.375	02/15/2030	2,275	(1,824)	(1,953)
Service Properties Trust		4.950	10/01/2029	2,400	(2,001)	(2,126)
Service Properties Trust		8.625	11/15/2031	2,575	(2,741)	(2,795)
XHR LP		6.625	05/15/2030	20	(19)	(21)

Total Banking & Finance					(15,413)	(16,044)

Industrials (7.7)%
Acadia Healthcare Co., Inc.		5.000%	04/15/2029	2,260	(2,177)	(2,218)
Acadia Healthcare Co., Inc.		5.500	07/01/2028	1,290	(1,278)	(1,318)
Acadia Healthcare Co., Inc.		7.375	03/15/2033	2,370	(2,425)	(2,499)
ACCO Brands Corp.		4.250	03/15/2029	2,967	(2,648)	(2,664)
AdaptHealth LLC		4.625	08/01/2029	2,495	(2,323)	(2,402)
Adient Global Holdings Ltd.		7.500	02/15/2033	3,825	(3,806)	(4,033)
Adient Global Holdings Ltd.		8.250	04/15/2031	2,275	(2,345)	(2,432)
Air Canada		3.875	08/15/2026	828	(818)	(832)
Amentum Holdings, Inc.		7.250	08/01/2032	4,542	(4,642)	(4,815)
American Airlines, Inc.		8.500	05/15/2029	20	(21)	(21)
American Axle & Manufacturing, Inc.		5.000	10/01/2029	3,225	(2,930)	(2,994)
Arko Corp.		5.125	11/15/2029	2,275	(1,975)	(1,938)
Avient Corp.		7.125	08/01/2030	2,375	(2,449)	(2,522)
Ball Corp.		6.875	03/15/2028	8	(8)	(8)
Bath & Body Works, Inc.		6.625	10/01/2030	4,650	(4,770)	(4,874)
Bombardier, Inc.		6.000	02/15/2028	10	(10)	(10)
Bombardier, Inc.		6.750	06/15/2033	1,094	(1,127)	(1,142)
Bombardier, Inc.		8.750	11/15/2030	1,040	(1,124)	(1,139)
Caesars Entertainment, Inc.		4.625	10/15/2029	5,275	(4,950)	(5,090)
Caesars Entertainment, Inc.		6.000	10/15/2032	1,200	(1,157)	(1,193)
Celanese U.S. Holdings LLC		6.580	07/15/2029	1,771	(1,841)	(1,901)
Celanese U.S. Holdings LLC		6.629	07/15/2032	3,462	(3,574)	(3,738)
Celanese U.S. Holdings LLC		6.850	11/15/2028	950	(993)	(1,007)
Celanese U.S. Holdings LLC		7.050	11/15/2030	2,236	(2,343)	(2,375)
Chemours Co.		5.375	05/15/2027	2,268	(2,233)	(2,265)
Cimpress PLC		7.375	09/15/2032	2,515	(2,372)	(2,458)
Cinemark USA, Inc.		5.250	07/15/2028	14	(14)	(14)
Cinemark USA, Inc.		7.000	08/01/2032	2,375	(2,449)	(2,537)
Clarivate Science Holdings Corp.		3.875	07/01/2028	1,292	(1,237)	(1,240)
Clarivate Science Holdings Corp.		4.875	07/01/2029	4,440	(4,167)	(4,186)
Clear Channel Outdoor Holdings, Inc.		5.125	08/15/2027	1,200	(1,184)	(1,210)
Clear Channel Outdoor Holdings, Inc.		7.500	06/01/2029	3,820	(3,465)	(3,560)
CommScope LLC		4.750	09/01/2029	3,669	(3,534)	(3,645)
CommScope Technologies LLC		5.000	03/15/2027	1,297	(1,244)	(1,283)
CoreCivic, Inc.		8.250	04/15/2029	1,064	(1,125)	(1,147)
Darling Ingredients, Inc.		6.000	06/15/2030	4,775	(4,808)	(4,855)
DaVita, Inc.		6.875	09/01/2032	3,277	(3,352)	(3,473)
Dun & Bradstreet Corp.		5.000	12/15/2029	200	(195)	(205)
Elanco Animal Health, Inc.		6.650	08/28/2028	1,180	(1,211)	(1,257)
Embecta Corp.		5.000	02/15/2030	1,208	(1,094)	(1,116)
Energizer Holdings, Inc.		4.375	03/31/2029	476	(449)	(456)
Entegris, Inc.		5.950	06/15/2030	1,116	(1,129)	(1,138)
Excelerate Energy LP		8.000	05/15/2030	1,070	(1,122)	(1,142)
Goodyear Tire & Rubber Co.		4.875	03/15/2027	3,375	(3,353)	(3,409)
Goodyear Tire & Rubber Co.		5.000	07/15/2029	2,975	(2,866)	(2,979)
Goodyear Tire & Rubber Co.		5.250	07/15/2031	1,325	(1,251)	(1,303)
Goodyear Tire & Rubber Co.		5.625	04/30/2033	2,275	(2,137)	(2,201)
Graphic Packaging International LLC		6.375	07/15/2032	10	(10)	(11)
Gray Media, Inc.		5.375	11/15/2031	1,664	(1,171)	(1,261)
Gray Media, Inc.		7.000	05/15/2027	123	(122)	(124)
Herc Holdings, Inc.		5.500	07/15/2027	5,000	(4,989)	(5,131)
Herc Holdings, Inc.		6.625	06/15/2029	3,675	(3,738)	(3,785)
Herc Holdings, Inc.		7.250		47	(48)	(50)
Herc Holdings, Inc.		7.250	06/15/2033	200	(207)	(211)
Hillenbrand, Inc.		6.250	02/15/2029	2,300	(2,331)	(2,401)
Hilton Grand Vacations Borrower LLC		5.000	06/01/2029	19	(18)	(18)
Ingevity Corp.		3.875	11/01/2028	20	(19)	(19)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Lamb Weston Holdings, Inc.	4.375	01/31/2032	725	(672)	(695)
LGI Homes, Inc.	7.000	11/15/2032	282	(269)	(271)
Life Time, Inc.	6.000	11/15/2031	1,200	(1,207)	(1,229)
Lithia Motors, Inc.	4.375	01/15/2031	15	(14)	(15)
Masterbrand, Inc.	7.000	07/15/2032	1,116	(1,134)	(1,177)
Methanex Corp.	5.125	10/15/2027	578	(575)	(583)
MGM Resorts International	4.625	09/01/2026	1,647	(1,644)	(1,671)
MGM Resorts International	4.750	10/15/2028	1,187	(1,169)	(1,185)
MGM Resorts International	6.500	04/15/2032	990	(997)	(1,020)
NCL Corp. Ltd.	6.750	02/01/2032	4,526	(4,601)	(4,762)
NCL Corp. Ltd.	8.125	01/15/2029	20	(21)	(22)
NESCO Holdings, Inc.	5.500	04/15/2029	4,305	(4,082)	(4,247)
Olin Corp.	5.000	02/01/2030	2,500	(2,394)	(2,466)
Olin Corp.	6.625	04/01/2033	2,447	(2,382)	(2,460)
Open Text Holdings, Inc.	4.125	12/01/2031	25	(22)	(23)
Organon & Co.	5.125	04/30/2031	5,375	(4,690)	(4,716)
Organon & Co.	7.875	05/15/2034	2,549	(2,309)	(2,331)
Owens-Brockway Glass Container, Inc.	7.250	05/15/2031	3,125	(3,148)	(3,235)
Papa John's International, Inc.	3.875	09/15/2029	1,900	(1,786)	(1,876)
Perrigo Finance Unlimited Co.	4.900	06/15/2030	2,600	(2,511)	(2,564)
Perrigo Finance Unlimited Co.	6.125	09/30/2032	3,250	(3,240)	(3,334)
Phinia, Inc.	6.625	10/15/2032	16	(16)	(16)
Prime Security Services Borrower LLC	6.250	01/15/2028	881	(883)	(909)
Resideo Funding, Inc.	6.500	07/15/2032	2,775	(2,816)	(2,930)
Rogers Communications, Inc.	5.250	03/15/2082	1,552	(1,525)	(1,565)
Rogers Communications, Inc.	7.000	04/15/2055	3,845	(3,882)	(4,044)
Rogers Communications, Inc.	7.125	04/15/2055	3,475	(3,469)	(3,620)
Sally Holdings LLC	6.750	03/01/2032	2,875	(2,931)	(3,019)
Scotts Miracle-Gro Co.	4.375	02/01/2032	89	(81)	(83)
Select Medical Corp.	6.250	12/01/2032	2,400	(2,384)	(2,428)
Sensata Technologies BV	5.875	09/01/2030	653	(651)	(667)
Sinclair Television Group, Inc.	8.125	02/15/2033	3,324	(3,335)	(3,465)
Sirius XM Radio LLC	3.125	09/01/2026	2,500	(2,451)	(2,481)
Sirius XM Radio LLC	5.000	08/01/2027	1,290	(1,278)	(1,307)
Six Flags Entertainment Corp.	5.250	07/15/2029	1,288	(1,251)	(1,293)
Six Flags Entertainment Corp.	7.250	05/15/2031	3,355	(3,424)	(3,481)
Sonic Automotive, Inc.	4.625	11/15/2029	3,000	(2,867)	(2,931)
Sonic Automotive, Inc.	4.875	11/15/2031	2,625	(2,451)	(2,513)
Taseko Mines Ltd.	8.250	05/01/2030	1,075	(1,125)	(1,142)
Tenet Healthcare Corp.	6.125	10/01/2028	4,800	(4,794)	(4,883)
Terex Corp.	5.000	05/15/2029	110	(107)	(108)
Terex Corp.	6.250	10/15/2032	3,375	(3,359)	(3,429)
TreeHouse Foods, Inc.	4.000	09/01/2028	1,377	(1,271)	(1,275)
Tronox, Inc.	4.625	03/15/2029	1,804	(1,561)	(1,583)
United Natural Foods, Inc.	6.750	10/15/2028	2,875	(2,826)	(2,881)
Victoria's Secret & Co.	4.625	07/15/2029	848	(789)	(810)
Walgreens Boots Alliance, Inc.	3.450	06/01/2026	25	(24)	(25)
WESCO Distribution, Inc.	6.375	03/15/2033	825	(843)	(870)
WESCO Distribution, Inc.	6.625	03/15/2032	3,950	(4,062)	(4,187)
Whirlpool Corp.	4.500	06/01/2046	2,944	(2,203)	(2,278)
Whirlpool Corp.	4.600	05/15/2050	1,898	(1,408)	(1,458)

Total Industrials	(209,312)	(214,818)

Utilities 0.0%
U.S. Cellular Corp.	6.700%	12/15/2033	369	(396)	(390)

Total Corporate Bonds & Notes	(225,121)	(231,252)

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2055	45,000	(35,483)	(35,633)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2055	100,000	(78,668)	(79,217)

Total U.S. Government Agencies	(114,151)	(114,850)

Total Short Sales (12.4)%	$(339,272)	$(346,102)

(m)	Securities with an aggregate market value of $7,932 and cash of $899 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(7,088) at a weighted average interest rate of 4.100%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOE California Carbon Allowances December 2025 Futures	$45.000	12/15/2026	276	$276	$450	$315

Total Purchased Options	$450	$315

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	34	$34	$(7)	$(7)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	34	34	(9)	(10)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	12	12	(3)	(2)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	12	12	(2)	(2)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	7	7	(3)	(3)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	7	7	(4)	(1)

$(28)	$(25)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	46	$46	$(15)	$(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	86	86	(37)	(3)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	38	38	(12)	(2)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	17	17	(4)	(2)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	124	124	(48)	(66)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	17	17	(5)	(7)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	46	46	(16)	(35)

$(137)	$(116)

Total Written Options	$(165)	$(141)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	316	$76,101	$(237)	$16	$0
3-Month SOFR Active Contract June Futures	09/2025	316	75,575	(510)	0	(6)
3-Month SOFR Active Contract June Futures	09/2026	316	76,488	59	28	0
3-Month SOFR Active Contract March Futures	06/2026	316	76,314	(83)	24	0
3-Month SOFR Active Contract September Futures	12/2025	316	75,832	(411)	4	0
California Carbon Allowance December Futures	12/2025	1,389	39,434	(1,892)	430	0
Canada Government 10-Year Bond September Futures	09/2025	215	19,262	167	43	0
U.S. Treasury 2-Year Note September Futures	09/2025	1,643	341,783	1,250	90	0
U.S. Treasury 5-Year Note September Futures	09/2025	7,706	839,954	7,600	1,023	0
United Kingdom Long Gilt September Futures	09/2025	242	30,903	702	33	(106)

$6,645	$1,691	$(112)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	185	$(25,645)	$101	$55	$(17)
Euro-Bund September Futures	09/2025	340	(52,125)	372	148	(12)
Euro-Schatz September Futures	09/2025	387	(48,892)	75	43	(14)
Japan Government 10-Year Bond September Futures	09/2025	142	(137,084)	(407)	187	0
U.S. Treasury 10-Year Note September Futures	09/2025	984	(110,331)	(1,765)	0	(308)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	3,780	(431,924)	(8,914)	0	(1,831)
U.S. Treasury Long-Term Bond September Futures	09/2025	735	(84,870)	(3,004)	0	(735)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	296	(35,261)	(1,198)	0	(398)

$(14,740)	$433	$(3,315)

Total Futures Contracts	$(8,095)	$2,124	$(3,427)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Boeing Co.	1.000%	Quarterly	12/20/2026	0.367%	$7,000	$86	$(20)	$66	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2027	0.402	400	5	(1)	4	0	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

General Motors Co.	5.000	Quarterly	12/20/2026	0.490		630	67	(25)	42	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321		700	5	0	5	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290		3,650	23	3	26	0	0

							$186	$(43)	$143	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index		1.000%	Quarterly	06/20/2026		$92	$(1)	$1	$0	$0	$0
CDX.HY-44 5-Year Index		5.000	Quarterly	06/20/2030		162,638	11,082	1,401	12,483	572	0
CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030		3,100	47	23	70	2	0

							$11,128	$1,425	$12,553	$574	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	277,400	$(9,208)	$5,759	$(3,449)	$0	$(15)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		1,300	(6)	37	31	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		600	(2)	(3)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$275,600	320	44	364	5	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/21/2026		239,700	19,924	(12,359)	7,565	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027		31,800	3,206	(1,816)	1,390	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		200	18	(10)	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		77,130	162	(980)	(818)	0	(110)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,600	(3)	(24)	(27)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		5,500	0	6	6	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		35,690	0	(72)	(72)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		11,000	0	(36)	(36)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		7,300	0	(40)	(40)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		6,000	0	(37)	(37)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		24,600	0	(170)	(170)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		11,600	0	(81)	(81)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		24,100	0	(216)	(216)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		22,200	0	(205)	(205)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		15,800	0	(149)	(149)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		3,700	0	(36)	(36)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		25,770	5,832	(1,587)	4,245	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		42,200	(44)	(401)	(445)	0	(100)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		126,000	10	(1,937)	(1,927)	0	(326)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		22,780	(36)	(31)	(67)	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,500	(6)	(19)	(25)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,900	(10)	(42)	(52)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,200	(4)	(14)	(18)	0	(5)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,500	(9)	(28)	(37)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		1,700	(6)	(23)	(29)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,800	(8)	(42)	(50)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(9)	(62)	(71)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,800	(8)	(37)	(45)	0	(11)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		2,970	0	101	101	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		51,300	18,802	876	19,678	0	(282)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		18,000	5,890	525	6,415	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		13,900	4,933	318	5,251	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		13,200	4,591	343	4,934	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		21,110	7,708	129	7,837	0	(118)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		18,800	553	857	1,410	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		37,100	5,249	(849)	4,400	0	(288)
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	682,100	0	(6,032)	(6,032)	137	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		74,400	0	(464)	(464)	15	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		376,200	0	(2,255)	(2,255)	75	0
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		740,800	0	4,145	4,145	0	(149)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		139,300	2	(75)	(73)	14	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		41,300	0	(10)	(10)	8	0
Receive	1-Year BRL-CDI	14.028	Maturity	01/04/2027		303,800	0	51	51	0	(61)
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		282,600	0	204	204	256	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		168,000	(2)	260	258	246	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,389,400	308	1,403	1,711	1,258	0
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		460,600	0	(927)	(927)	0	(415)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	53,700	594	681	1,275	0	(100)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	90,703,800	6	(54)	(48)	2	0
Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030		57,240,300	0	(22)	(22)	6	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	800	(1)	(13)	(14)	1	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		2,100	(4)	(13)	(17)	2	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		3,600	(10)	94	84	0	(7)
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		1,100	(4)	13	9	2	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,300	(5)	14	9	3	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,100	(4)	8	4	2	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		1,800	(7)	17	10	4	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,000	(3)	17	14	2	0
Receive(6)	3-Month EUR-EURIBOR	2.576	Annual	07/09/2035		56,800	0	145	145	134	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	203,820	1,513	3,618	5,131	0	(296)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	EUR	8,500	(766)	500	(266)	0	(3)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		5,000	(391)	274	(117)	0	(2)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		510	(1)	(10)	(11)	1	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		1,200	(2)	0	(2)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		19,500	(282)	248	(34)	0	(21)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		2,100	(7)	55	48	0	(4)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		40	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,300	(3)	(46)	(49)	0	(3)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,300	(4)	29	25	3	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		700	(2)	(10)	(12)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,100	(3)	(11)	(14)	0	(2)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	800	(2)	4	2	0	(2)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	1,000	(3)	(4)	(7)	0	(2)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035	600	(2)	(6)	(8)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035	55,900	0	(161)	(161)	0	(148)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	109,330	(3,775)	(409)	(4,184)	0	(221)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	34,220	2,654	1,536	4,190	130	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	29,200	(427)	(594)	(1,021)	0	(44)

$67,206	$(10,114)	$57,092	$2,307	$(3,706)

Total Swap Agreements	$78,520	$(8,732)	$69,788	$2,881	$(3,707)

(o)	Securities with an aggregate market value of $85,423 and cash of $8,928 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Future styled option variation margin asset of $2 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	AUD	19,861	$12,902	$0	$(170)
07/2025	CNH	45,047	6,252	0	(47)
07/2025	EUR	1,285	1,505	0	(9)
07/2025	$15,423	NZD	25,628	199	0
08/2025	CNH	74,447	$10,364	0	(76)
08/2025	NZD	25,628	15,440	0	(198)
08/2025	$12,909	AUD	19,861	171	0
08/2025	1,508	EUR	1,285	9	0
BOA	07/2025	DOP	25,696	$430	2	0
07/2025	EUR	115,163	130,946	0	(4,710)
07/2025	IDR	35,347,052	2,167	0	(13)
07/2025	PEN	4,300	1,184	0	(30)
07/2025	$1,367	AUD	2,108	21	0
07/2025	6,347	KRW	8,652,041	53	0
07/2025	540	SGD	691	4	0
07/2025	ZAR	635,852	$35,475	0	(385)
08/2025	CNH	23,234	3,248	0	(10)
08/2025	SGD	690	540	0	(4)
08/2025	TWD	1,243	38	0	(5)
08/2025	$4,153	CNH	29,694	11	0
08/2025	13,229	MXN	250,915	78	0
BPS	07/2025	BRL	73,848	$12,886	0	(706)
07/2025	IDR	193,499,952	11,863	0	(62)
07/2025	INR	1,461,164	17,080	38	0
07/2025	KRW	53,375	39	0	0
07/2025	PEN	2,516	689	0	(21)
07/2025	THB	2,459	74	0	(1)
07/2025	TWD	236,729	7,285	0	(865)
07/2025	$13,249	BRL	73,848	343	0
07/2025	10,288	IDR	167,739,208	48	0
07/2025	8,300	KRW	11,400,089	134	0
07/2025	970	THB	32,006	16	0
07/2025	16,019	TWD	476,393	333	0
08/2025	CAD	381	$279	0	(1)
08/2025	CNH	26,026	3,644	0	(6)
08/2025	JPY	291	2	0	0
08/2025	TWD	197,847	6,070	0	(808)
08/2025	$21,416	CNH	153,047	45	0
08/2025	785	INR	68,203	9	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		8,968	MXN	170,822	91	0
	08/2025		98	TWD	3,204	14	0
	09/2025		3,630	PEN	13,161	77	0
	10/2025	BRL	204,903		$34,257	0	(2,597)
	06/2026		$62	KWD	19	0	0
	05/2030	KWD	784		$2,700	108	0
BRC	07/2025	CAD	2,033		1,488	1	(6)
	07/2025	EUR	4,451		5,096	0	(147)
	07/2025	GBP	4,042		5,465	0	(83)
	07/2025	IDR	46,642,946		2,856	0	(20)
	07/2025	ILS	840		249	0	(1)
	07/2025	KRW	55,261		40	0	(1)
	07/2025	NOK	687		67	0	(1)
	07/2025	PLN	2,270		606	0	(24)
	07/2025	TRY	31,069		767	0	(7)
	07/2025		$6,344	AUD	9,817	117	0
	07/2025		26,811	GBP	19,705	237	0
	07/2025		502	ILS	1,746	17	0
	07/2025		3,258	KRW	4,448,479	32	0
	07/2025		2,760	THB	89,856	7	0
	07/2025		23,696	TRY	981,341	629	0
	07/2025	ZAR	567,364		$31,369	0	(628)
	08/2025	GBP	19,705		26,815	0	(238)
	08/2025		$34,028	TRY	1,417,961	386	0
	09/2025	PEN	19,984		$5,478	0	(150)
	11/2025		125,646		34,100	0	(1,214)
BSH	07/2025	DKK	3,746		570	0	(21)
	07/2025	PEN	7,097		1,892	0	(110)
	07/2025		$5,333	PEN	19,291	111	0
	08/2025		3,593		12,720	0	(5)
	09/2025	PEN	4,307		$1,203	0	(10)
	09/2025		$164	PEN	599	5	0
	11/2025	PEN	15,380		$4,202	0	(121)
	12/2025		12,765		3,593	6	0
CBK	07/2025	BRL	134,676		24,679	0	(109)
	07/2025	CAD	1,975		1,428	0	(22)
	07/2025	KRW	22,225,866		16,195	0	(244)
	07/2025	PEN	40,299		11,103	0	(271)
	07/2025	THB	128,657		3,869	0	(93)
	07/2025	TWD	405,267		12,462	0	(1,491)
	07/2025		$1,144	AUD	1,763	17	0
	07/2025		23,253	BRL	134,676	1,535	0
	07/2025		13,688	CAD	18,759	87	0
	07/2025		41	CNY	293	0	0
	07/2025		2,146	IDR	34,944,990	9	0
	07/2025		385	KRW	522,954	2	0
	07/2025		34,874	PEN	124,798	346	(1)
	07/2025		8,882	SGD	11,416	97	0
	07/2025		280	THB	9,348	8	0
	07/2025		30,600	TWD	909,339	709	0
	08/2025	CNH	14,342		$1,995	0	(16)
	08/2025	PEN	118,020		32,312	0	(961)
	08/2025	TWD	454,801		13,957	0	(1,854)
	08/2025		$11,853	CNH	85,835	183	0
	08/2025		16,585	INR	1,427,592	43	(9)
	09/2025	PEN	101,930		$28,193	0	(508)
	09/2025		$5,037	PEN	18,057	48	0
	10/2025	PEN	1,448		$404	0	(3)
	11/2025		42,970		11,734	0	(343)
	12/2025		65,867		18,223	0	(276)
	01/2026		3,776		1,061	1	0
CIB	07/2025	CAD	32		23	0	0
DUB	07/2025	PEN	50,980		13,872	0	(518)
	07/2025	SGD	121		94	0	(1)
	07/2025		$1,918	AUD	2,978	42	0
	07/2025		443	DKK	2,819	2	0
	07/2025		122,338	EUR	105,454	1,882	0
	07/2025		245	ILS	848	7	0
	07/2025		969	TWD	28,806	23	0
	07/2025	ZAR	67		$4	0	0
	08/2025	DKK	2,812		443	0	(2)
	08/2025	EUR	105,223		122,338	0	(1,881)
	08/2025		$7,857	INR	676,104	14	0
	09/2025		0	MXN	1	0	0
FAR	07/2025	BRL	96,060		$17,603	0	(78)
	07/2025	CAD	102,271		75,501	401	(6)
	07/2025	CHF	3,013		3,665	0	(132)
	07/2025	CNH	22,915		3,189	0	(16)
	07/2025	JPY	1,829,544		12,753	48	0
	07/2025	SEK	17,766		1,855	0	(23)
	07/2025	SGD	304		237	0	(3)
	07/2025		$3,500	AUD	5,425	70	0
	07/2025		16,801	BRL	96,060	879	0
	07/2025		602	DKK	3,832	3	0
	07/2025		9,445	JPY	1,374,831	102	0
	07/2025		4,375	PLN	16,136	100	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		434	SGD	553	1	0
	08/2025	CNH	27,469		$3,839	0	(13)
	08/2025	DKK	3,822		602	0	(3)
	08/2025	JPY	1,369,775		9,445	0	(102)
	08/2025	SGD	637		501	0	(2)
	08/2025	TWD	137,320		4,201	0	(573)
	08/2025		$226	CHF	180	2	0
	08/2025		17,223	CNH	123,186	51	0
	08/2025		1,301	INR	112,552	9	0
	09/2025	MXN	38,091		$1,956	0	(57)
	09/2025		$2,295	PEN	8,321	49	0
GLM	07/2025	BRL	262,677		$47,213	0	(1,135)
	07/2025	CAD	454		332	0	(2)
	07/2025	DOP	29,123		454	0	(31)
	07/2025	IDR	2,724,385		167	0	(1)
	07/2025	PEN	20,850		5,829	0	(53)
	07/2025	TWD	42,460		1,305	0	(157)
	07/2025		$48,128	BRL	262,677	220	0
	07/2025		508	IDR	8,273,183	2	0
	07/2025		169	SGD	215	0	0
	07/2025	ZAR	1,855		$103	0	(2)
	08/2025	SGD	214		169	0	0
	08/2025	TWD	773		24	0	(3)
	09/2025	DOP	9,944		167	3	0
	09/2025	PEN	17,258		4,709	0	(153)
	09/2025		$45,208	BRL	254,567	931	0
	10/2025	BRL	275,717		$45,338	0	(4,253)
	04/2026		4,300		730	0	(10)
IND	07/2025		$1,880	SEK	17,788	0	0
	08/2025	SEK	17,750		$1,880	0	0
JPM	07/2025	AUD	1,670		1,095	0	(5)
	07/2025	BRL	34,505		6,323	0	(28)
	07/2025	CNH	43,415		6,016	0	(56)
	07/2025	DKK	2,903		440	0	(19)
	07/2025	KRW	12,165,010		8,920	0	(80)
	07/2025	PLN	24,391		6,494	0	(272)
	07/2025	SGD	8,068		6,281	0	(64)
	07/2025	TWD	232,935		7,166	0	(854)
	07/2025		$5,963	BRL	34,505	388	0
	07/2025		3,130	CAD	4,286	17	0
	07/2025		12,328	KRW	16,791,894	92	0
	07/2025		7,873	PLN	29,102	198	0
	07/2025		353	SGD	453	2	0
	07/2025		2,642	TWD	78,439	59	0
	07/2025	ZAR	218,842		$12,246	0	(96)
	08/2025	BRL	70,722		12,385	0	(531)
	08/2025	CNH	68,988		9,598	0	(76)
	08/2025	SGD	452		353	0	(3)
	08/2025	TWD	770,633		23,546	0	(3,244)
	08/2025		$1,095	AUD	1,670	5	0
	08/2025		4,188	CNH	29,935	9	0
	08/2025		877	INR	76,068	8	0
	04/2026	BRL	6,700		$1,131	0	(22)
MBC	07/2025	AUD	2,230		1,431	0	(37)
	07/2025	CAD	20,073		14,615	0	(126)
	07/2025	CNH	20,813		2,888	0	(23)
	07/2025	EUR	8,459		9,699	0	(265)
	07/2025	HKD	10,897		1,393	3	0
	07/2025	IDR	593,229		37	0	0
	07/2025	JPY	83,565		582	1	0
	07/2025	NZD	25,628		15,286	0	(335)
	07/2025	PLN	17,438		4,657	0	(180)
	07/2025	SGD	19,383		15,109	0	(135)
	07/2025	THB	64,584		1,951	0	(37)
	07/2025	TWD	589,950		19,824	0	(437)
	07/2025		$1,093	AUD	1,670	7	0
	07/2025		4,151	CAD	5,706	39	0
	07/2025		3,693	CHF	3,013	104	0
	07/2025		27,720	EUR	23,904	438	0
	07/2025		4,726	GBP	3,479	51	(2)
	07/2025		464	IDR	7,539,884	1	0
	07/2025		9,327	SGD	12,061	159	0
	07/2025		3,170	THB	103,162	11	(5)
	07/2025		20,510	TWD	606,952	388	0
	08/2025	CAD	5,696		$4,151	0	(39)
	08/2025	CNH	197,651		27,500	0	(216)
	08/2025	JPY	1,544		11	0	0
	08/2025	SGD	12,033		9,327	0	(161)
	08/2025	TWD	205,487		6,355	0	(789)
	08/2025		$7,914	CNH	57,213	109	0
	08/2025		5,047	EUR	4,295	23	0
MYI	07/2025	JPY	41,329		$286	0	(1)
	07/2025		$1,442	CAD	1,973	6	0
	07/2025		3,172	JPY	462,326	38	0
	07/2025		644	NOK	6,497	1	0
	07/2025		23	PLN	84	1	0

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	CNH	27,998	$3,911	0	(15)
08/2025	JPY	460,626	3,172	0	(38)
08/2025	NOK	6,496	644	0	(1)
NGF	07/2025	$6,075	IDR	99,019,615	31	0
08/2025	1,302	TRY	54,346	15	0
RYL	08/2025	6,588	CNH	47,829	119	0
SCX	07/2025	CAD	5,357	$3,885	0	(49)
07/2025	CNY	293	41	0	0
07/2025	IDR	47,092,444	2,885	0	(15)
07/2025	JPY	625,800	4,394	49	0
07/2025	PEN	58,225	16,247	0	(178)
07/2025	$1,803	CAD	2,488	24	0
07/2025	2,361	IDR	38,475,910	11	0
07/2025	4	ILS	13	0	0
07/2025	17,044	INR	1,461,508	2	0
07/2025	36	JPY	5,150	0	0
07/2025	1,675	PEN	6,002	19	0
07/2025	1,862	SGD	2,402	27	0
07/2025	36,760	TWD	1,077,386	334	0
08/2025	CNH	48,237	$6,753	0	(12)
08/2025	INR	1,464,505	17,044	0	(6)
08/2025	JPY	5,131	36	0	0
08/2025	SGD	2,397	1,862	0	(27)
08/2025	TWD	64,852	1,988	0	(267)
08/2025	$13,167	CNH	95,323	200	0
08/2025	41	CNY	293	0	0
08/2025	3,481	INR	298,868	0	(2)
SOG	07/2025	1,056	CAD	1,441	2	0
07/2025	5,286	JPY	763,056	13	0
07/2025	67	NOK	676	0	0
08/2025	JPY	760,256	$5,286	0	(13)
08/2025	NOK	676	67	0	0
08/2025	$5	INR	454	0	0
SSB	07/2025	CAD	1,443	$1,057	0	(2)
07/2025	GBP	18,125	24,542	0	(338)
08/2025	CAD	341	250	0	(1)
08/2025	TWD	5,557	170	0	(23)
08/2025	$1,057	CAD	1,440	2	0
08/2025	4,674	TWD	148,942	504	0
11/2025	PEN	12,259	$3,323	0	(125)
12/2025	15,466	4,182	0	(163)
UAG	07/2025	CAD	1,517	1,115	1	(1)
07/2025	IDR	46,882,841	2,889	0	(2)
07/2025	JPY	26,966	186	0	(1)
07/2025	KRW	4,421,775	3,260	0	(10)
07/2025	NOK	6,487	639	0	(5)
07/2025	THB	10,286	310	0	(7)
07/2025	$2,889	IDR	46,870,620	0	(2)
07/2025	36	ILS	128	2	0
07/2025	3,260	KRW	4,419,637	9	0
09/2025	MXN	41,110	$2,121	0	(52)

Total Forward Foreign Currency Contracts	$14,800	$(38,415)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	9,800	$879	$903
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	9,800	879	858
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255	08/16/2039	31,900	3,054	2,414
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	31,900	3,054	3,823
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	332,200	1,781	1,149
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	722,600	4,408	627
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	14,700	1,289	1,015
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	14,700	1,289	1,510
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	29,700	2,567	2,028
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	29,700	2,567	3,045

Total Purchased Options	$21,767	$17,372

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850%	07/16/2025	2,100	$(3)	$0
JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000	07/16/2025	4,400	(5)	0
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	5,200	(6)	(1)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	3,300	(4)	0

							$(18)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	3,700	$(12)	$(34)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	3,700	(12)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	2,700	(8)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	2,700	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	2,500	(8)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	2,500	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	1,800	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	1,800	(6)	(3)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	2,800	(10)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	2,800	(9)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	2,300	(8)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	2,300	(7)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	400	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	400	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	1,100	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	1,100	(3)	(2)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	332,200	(678)	(195)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	332,200	(1,109)	(462)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	722,600	(1,662)	(12)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	722,600	(2,746)	(76)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	3,400	(13)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	3,400	(13)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	4,000	(13)	(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	4,000	(13)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	800	(3)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	2,300	(7)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	800	(3)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	2,300	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	2,500	(7)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	2,500	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	3,900	(11)	(27)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	3,900	(11)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	1,200	(4)	(5)

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	1,200	(4)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	3,200	(10)	(13)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	3,200	(10)	(8)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	1,800	(6)	(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	1,800	(6)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	4,100	(15)	(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	4,100	(15)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	2,300	(9)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	2,300	(9)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	4,300	(16)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	4,300	(16)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	1,600	(5)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	1,600	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	1,700	(5)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	1,700	(5)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	5,800	(19)	(22)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	5,800	(19)	(13)

$(6,591)	$(1,127)

Total Written Options	$(6,609)	$(1,128)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$700	$(6)	$3	$0	$(3)
JPM	Hochtief AG	5.000	Quarterly	12/20/2026	0.233	EUR	5,900	1,406	(909)	497	0

$1,400	$(906)	$497	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$900	$(26)	$30	$4	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	18,100	(628)	705	77	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	12,100	(424)	476	52	0

$(1,078)	$1,211	$133	$0

Total Swap Agreements	$322	$305	$630	$(3)

(q)

Securities with an aggregate market value of $22,571 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Dynamic Bond Fund (Cont.)	June 30, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$29,880	$10,262	$40,142
Corporate Bonds & Notes
Banking & Finance	0	282,975	5,751	288,726
Industrials	0	172,964	0	172,964
Utilities	0	51,285	0	51,285
Municipal Bonds & Notes
California	0	2,087	0	2,087
Illinois	0	925	0	925
West Virginia	0	4,074	0	4,074
U.S. Government Agencies	0	1,996,414	0	1,996,414
U.S. Treasury Obligations	0	311,211	0	311,211
Non-Agency Mortgage-Backed Securities	0	165,873	0	165,873
Asset-Backed Securities
Home Equity Other	0	180,787	0	180,787
Home Equity Sequential	0	2,430	0	2,430
Manufacturing House Sequential	0	2,413	0	2,413
Whole Loan Collateral	0	26,976	0	26,976
Other ABS	0	146,788	0	146,788
Sovereign Issues	0	516,734	0	516,734
Common Stocks
Financials	0	0	768	768
Convertible Preferred Securities
Banking & Finance	4,109	0	0	4,109
Preferred Securities
Banking & Finance	0	5,742	0	5,742
Short-Term Instruments
Commercial Paper	0	74,772	0	74,772
Mutual Funds	0	24,897	0	24,897
Repurchase Agreements	0	575,277	0	575,277
Nigeria Treasury Bills	0	9,056	0	9,056
U.S. Treasury Bills	0	7,231	0	7,231

	$4,109	$4,590,791	$16,781	$4,611,681
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$463,716	$0	$0	$463,716

Total Investments	$467,825	$4,590,791	$16,781	$5,075,397

Short Sales, at Value - Liabilities
Corporate Bonds & Notes	0	(231,252)	0	(231,252)
U.S. Government Agencies	0	(114,850)	0	(114,850)

	$0	$(346,102)	$0	$(346,102)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,254	4,066	0	5,320
Over the counter	0	32,802	0	32,802

	$1,254	$36,868	$0	$38,122
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(157)	(7,118)	0	(7,275)
Over the counter	0	(39,546)	0	(39,546)

	$(157)	$(46,664)	$0	$(46,821)

Total Financial Derivative Instruments	$1,097	$(9,796)	$0	$(8,699)

Totals	$468,922	$4,234,893	$16,781	$4,720,596

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Emerging Markets Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.0% ¤
ANGOLA 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Finance Ministry Angola 13.500% (PRIME + 6.000%) due 12/11/2025 «~		$4,800	$4,803

SOVEREIGN ISSUES 0.4%
Angolan Government International Bond
8.000% due 11/26/2029		4,161	3,784
8.250% due 05/09/2028		1,400	1,322
8.750% due 04/14/2032		3,500	3,095
9.375% due 05/08/2048		1,000	797

			8,998

Total Angola (Cost $13,275)			13,801

ARGENTINA 3.2%
CORPORATE BONDS & NOTES 0.3%
Pampa Energia SA 7.875% due 12/16/2034		$6,900	6,897

SOVEREIGN ISSUES 2.9%
Argentina Government International Bond
0.750% due 07/09/2030		8,119	6,450
1.000% due 07/09/2029		540	451
3.000% due 07/09/2041	EUR	1,000	718
3.500% due 07/09/2041		$46,526	28,962
3.875% due 07/09/2035	EUR	1,000	782
4.125% due 07/09/2035 (n)		$8,012	5,391
4.125% due 07/09/2046		1,304	854
5.000% due 01/09/2038		3,100	2,208
Provincia de Buenos Aires
5.125% due 09/01/2037	EUR	5,081	3,969
6.625% due 09/01/2037		$11,291	8,144
Provincia de Cordoba 6.875% due 12/10/2025 þ		42	43
Provincia de la Rioja
8.500% due 02/24/2028 ^(c)		1,593	1,060
8.500% due 02/24/2028		3,452	2,296

			61,328

Total Argentina (Cost $48,694)			68,225

ARMENIA 0.2%
SOVEREIGN ISSUES 0.2%
Republic of Armenia International Bond 3.600% due 02/02/2031		$5,300	4,591

Total Armenia (Cost $5,095)			4,591

AZERBAIJAN 0.4%
CORPORATE BONDS & NOTES 0.4%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$7,400	7,507

Total Azerbaijan (Cost $7,427)			7,507

BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
4.250% due 01/25/2028		$1,900	1,829
5.250% due 01/25/2033		4,000	3,658
5.625% due 09/30/2031		2,100	1,997

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Bahrain (Cost $7,770)			7,484

BENIN 0.0%
SOVEREIGN ISSUES 0.0%
Benin Government International Bond 6.875% due 01/19/2052	EUR	200	197

Total Benin (Cost $180)			197

BRAZIL 3.3%
CORPORATE BONDS & NOTES 2.0%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	136,000	7,272
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$13,140	13,092
CSN Inova Ventures 6.750% due 01/28/2028		5,300	5,015
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^ (b)(d)		3,533	988
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 (b)		1,673	1,346
Vale Overseas Ltd. 6.400% due 06/28/2054		3,500	3,443
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	168,820	10,654

			41,810

SOVEREIGN ISSUES 1.3%
Brazil Government International Bond 4.750% due 01/14/2050		$874	618
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (f)	BRL	94,600	16,795
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		60,598	9,951

			27,364

Total Brazil (Cost $77,215)			69,174

BULGARIA 0.4%
SOVEREIGN ISSUES 0.4%
Bulgaria Government International Bond
3.625% due 09/05/2032	EUR	2,700	3,296
5.000% due 03/05/2037		$5,000	4,893

Total Bulgaria (Cost $7,987)			8,189

CAMEROON 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	5,900	5,449
9.500% due 11/19/2025		$667	664

Total Cameroon (Cost $5,481)			6,113

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Ivanhoe Mines Ltd. 7.875% due 01/23/2030		$2,200	2,198

Total Canada (Cost $2,200)			2,198

CAYMAN ISLANDS 1.9%
CORPORATE BONDS & NOTES 1.7%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		$5,143	4,094
Country Garden Holdings Co. Ltd. 3.125% due 10/22/2025 ^(c)		3,300	251
Gaci First Investment Co.
4.875% due 02/14/2035		11,400	11,175
5.250% due 01/29/2034		7,000	7,068
ICD Funding Ltd. 3.223% due 04/28/2026		600	592
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)		70	68

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 05/15/2030 (f)	3,215	2,643
7.860% due 05/15/2030	2,658	2,759
Lima Metro Line 2 Finance Ltd.
4.350% due 04/05/2036	159	149
4.350% due 04/05/2036 (n)	2,459	2,315
5.875% due 07/05/2034	756	767
Poinsettia Finance Ltd. 6.625% due 06/17/2031	4,681	4,384
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(b)(c)	415	51
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(b)(c)	416	52
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(b)(c)	835	104
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(b)(c)	1,255	157
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(b)(c)	1,258	157
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(b)(c)	593	73

		36,859

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Ziraat 7.418% (TSFR3M + 3.100%) due 06/15/2034 «	5,100	5,071

Total Cayman Islands (Cost $44,700)		41,930

CHILE 2.5%
CORPORATE BONDS & NOTES 1.7%
Banco del Estado de Chile 7.950% due 05/02/2029 •(i)(j)	$3,500	3,647
Corp. Nacional del Cobre de Chile
4.250% due 07/17/2042	1,600	1,269
4.375% due 02/05/2049	453	343
4.875% due 11/04/2044	1,920	1,607
5.950% due 01/08/2034	1,300	1,328
6.300% due 09/08/2053	3,000	2,946
6.440% due 01/26/2036	9,700	10,170
6.780% due 01/13/2055	3,400	3,491
Empresa de los Ferrocarriles del Estado 3.068% due 08/18/2050	200	118
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	600	356
3.830% due 09/14/2061	4,700	3,009
Empresa Nacional del Petroleo
3.450% due 09/16/2031	979	875
5.950% due 07/30/2034	900	912
6.150% due 05/10/2033	4,800	4,938
Engie Energia Chile SA 6.375% due 04/17/2034	1,200	1,246

		36,255

SOVEREIGN ISSUES 0.8%
Chile Government International Bond
3.100% due 05/07/2041 (n)	9,100	6,787
3.100% due 01/22/2061	700	426
3.500% due 04/15/2053 (n)	4,500	3,155
5.650% due 01/13/2037	6,200	6,402

		16,770

Total Chile (Cost $54,239)		53,025

COLOMBIA 2.5%
CORPORATE BONDS & NOTES 0.7%
Banco Davivienda SA 8.125% due 07/02/2035 •(a)(j)	$3,600	3,621
Ecopetrol SA
5.875% due 05/28/2045 (n)	4,800	3,317
7.375% due 09/18/2043 (n)	1,500	1,251
7.750% due 02/01/2032	5,400	5,310
8.375% due 01/19/2036	2,000	1,931

		15,430

SOVEREIGN ISSUES 1.8%
Colombia Government International Bond
3.875% due 02/15/2061	4,800	2,541
4.125% due 05/15/2051	10,900	6,232
5.000% due 06/15/2045 (n)	3,900	2,640

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.200% due 05/15/2049		4,000	2,690
5.625% due 02/26/2044 (n)		5,100	3,782
6.125% due 01/18/2041 (n)		2,000	1,634
7.375% due 09/18/2037		1,125	1,077
8.000% due 11/14/2035		2,400	2,416
8.375% due 11/07/2054		2,600	2,477
8.500% due 04/25/2035		9,800	10,192
8.750% due 11/14/2053		3,300	3,276

			38,957

Total Colombia (Cost $60,651)			54,387

COSTA RICA 0.1%
SOVEREIGN ISSUES 0.1%
Costa Rica Government International Bond 7.300% due 11/13/2054		$2,500	2,596

Total Costa Rica (Cost $2,371)			2,596

CZECH REPUBLIC 0.4%
CORPORATE BONDS & NOTES 0.4%
Czechoslovak Group AS 5.250% due 01/10/2031 (a)	EUR	500	601
EPH Financing International AS
5.875% due 11/30/2029		4,500	5,671
6.651% due 11/13/2028		2,100	2,686

Total Czech Republic (Cost $8,207)			8,958

DOMINICAN REPUBLIC 3.2%
SOVEREIGN ISSUES 3.2%
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	330,900	5,546
13.000% due 01/30/2026		83,000	1,390
Dominican Republic International Bond
4.875% due 09/23/2032		$2,000	1,852
5.300% due 01/21/2041		1,900	1,642
5.875% due 01/30/2060		7,300	6,146
5.950% due 01/25/2027		6,900	6,977
6.000% due 07/19/2028		13,300	13,533
6.000% due 02/22/2033		3,700	3,660
6.400% due 06/05/2049		200	188
6.500% due 02/15/2048		506	480
6.600% due 06/01/2036		800	807
6.850% due 01/27/2045		300	297
6.950% due 03/15/2037		4,200	4,276
7.150% due 02/24/2055		3,900	3,899
10.500% due 03/15/2037	DOP	509,400	8,712
10.750% due 06/01/2036		336,300	5,845
11.250% due 09/15/2035		11,200	200
13.625% due 02/03/2033		10,500	208
13.625% due 02/10/2034		165,700	3,358

Total Dominican Republic (Cost $69,368)			69,016

ECUADOR 1.4%
SOVEREIGN ISSUES 1.4%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$5,271	3,843
5.000% due 07/31/2040		2,995	1,893
5.500% due 07/31/2035		16,803	12,275
6.900% due 07/31/2030		12,600	10,962
Ecuador Social Bond SARL 0.000% due 01/30/2035 (f)		711	504

Total Ecuador (Cost $23,156)			29,477

EGYPT 3.6%
SOVEREIGN ISSUES 3.6%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	15,000	17,807
5.250% due 10/06/2025		$1,050	1,049
6.375% due 04/11/2031	EUR	8,300	9,093
7.053% due 01/15/2032		$900	825
7.500% due 02/16/2061		13,400	9,772
7.625% due 05/29/2032		800	742
7.903% due 02/21/2048		3,650	2,807
8.500% due 01/31/2047		3,500	2,845

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

8.625% due 02/04/2030		6,400	6,478
8.700% due 03/01/2049		5,100	4,189
8.750% due 09/30/2051		3,250	2,671
9.450% due 02/04/2033		3,000	3,040
21.954% due 03/04/2028	EGP	790,100	15,715

Total Egypt (Cost $69,694)			77,033

EL SALVADOR 0.5%
SOVEREIGN ISSUES 0.5%
El Salvador Government International Bond
7.650% due 06/15/2035		$700	679
9.250% due 04/17/2030		4,400	4,669
9.500% due 07/15/2052		1,000	1,029
9.650% due 11/21/2054		4,400	4,543

Total El Salvador (Cost $10,005)			10,920

FRANCE 0.1%
CORPORATE BONDS & NOTES 0.1%
New Immo Holding SA 2.750% due 11/26/2026	EUR	1,000	1,162

Total France (Cost $989)			1,162

GABON 0.0%
SOVEREIGN ISSUES 0.0%
Gabon Government International Bond 6.625% due 02/06/2031		$350	279

Total Gabon (Cost $274)			279

GEORGIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Georgian Railway JSC 4.000% due 06/17/2028		$200	180

Total Georgia (Cost $184)			180

GERMANY 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Stepstone Group MidCo 2 GmbH 6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	6,000	6,944

Total Germany (Cost $6,288)			6,944

GHANA 0.6%
SOVEREIGN ISSUES 0.6%
Ghana Government International Bond
0.000% due 07/03/2026 (f)		$513	499
0.000% due 01/03/2030 (f)		1,186	994
1.500% due 01/03/2037		2,600	1,196
5.000% due 07/03/2029		6,278	5,901
5.000% due 07/03/2035		3,145	2,455
8.350% due 02/16/2027	GHS	8,700	721
8.950% due 02/11/2031		8,000	493

Total Ghana (Cost $11,064)			12,259

GUATEMALA 0.9%
SOVEREIGN ISSUES 0.9%
Guatemala Government International Bond
4.375% due 06/05/2027		$4,100	4,039
4.650% due 10/07/2041		1,000	797
4.875% due 02/13/2028		5,100	5,051
5.375% due 04/24/2032		1,000	979
6.050% due 08/06/2031		4,300	4,377
6.125% due 06/01/2050		750	681
6.550% due 02/06/2037		3,800	3,842

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Guatemala (Cost $20,052)			19,766

HONDURAS 0.1%
SOVEREIGN ISSUES 0.1%
Honduras Government International Bond 8.625% due 11/27/2034		$1,200	1,261

Total Honduras (Cost $1,200)			1,261

HONG KONG 0.2%
CORPORATE BONDS & NOTES 0.2%
AIA Group Ltd. 3.200% due 09/16/2040		$400	308
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	1,800	2,057
5.000% due 05/18/2026		$1,500	1,474
5.050% due 01/27/2027		800	771

Total Hong Kong (Cost $4,306)			4,610

HUNGARY 1.7%
SOVEREIGN ISSUES 1.7%
Hungary Government International Bond
1.625% due 04/28/2032 (n)	EUR	1,400	1,436
1.750% due 06/05/2035		100	94
2.125% due 09/22/2031		$4,000	3,333
3.125% due 09/21/2051		1,400	829
5.375% due 09/26/2030		3,000	3,031
5.500% due 03/26/2036		8,600	8,306
6.000% due 09/26/2035		2,000	2,013
6.125% due 05/22/2028		4,900	5,065
6.750% due 09/25/2052		2,300	2,346
6.750% due 09/23/2055		1,600	1,614
7.625% due 03/29/2041 (n)		4,400	4,971
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		3,600	3,687

Total Hungary (Cost $36,179)			36,725

INDIA 0.3%
CORPORATE BONDS & NOTES 0.3%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		$904	770
IIFL Finance Ltd. 8.750% due 07/24/2028		2,400	2,416
ReNew Pvt Ltd. 5.875% due 03/05/2027		600	596
ReNew Wind Energy AP2 4.500% due 07/14/2028		3,300	3,134

Total India (Cost $7,157)			6,916

INDONESIA 3.6%
CORPORATE BONDS & NOTES 2.9%
Freeport Indonesia PT 5.315% due 04/14/2032		$6,000	6,020
Indonesia Asahan Aluminium PT 5.450% due 05/15/2030		11,700	11,916
Pertamina Hulu Energi PT 5.250% due 05/21/2030		7,900	7,985
Pertamina Persero PT
6.000% due 05/03/2042		2,430	2,400
6.450% due 05/30/2044		5,100	5,235
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		11,800	8,318
4.375% due 02/05/2050		4,300	3,272
5.250% due 10/24/2042		6,600	5,891
5.250% due 05/15/2047		6,500	5,636
5.450% due 05/21/2028		250	255
6.250% due 01/25/2049		4,800	4,746

			61,674

SOVEREIGN ISSUES 0.7%
Indonesia Government International Bond
1.100% due 03/12/2033	EUR	3,800	3,750
3.875% due 01/15/2033		2,700	3,246

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.125% due 01/15/2037		3,100	3,699
4.200% due 10/15/2050		$400	323
5.250% due 01/17/2042		400	393
5.650% due 01/11/2053		700	694
6.750% due 01/15/2044		2,100	2,352
Perusahaan Penerbit SBSN Indonesia
3.800% due 06/23/2050		300	224
5.650% due 11/25/2054		900	886

			15,567

Total Indonesia (Cost $80,942)			77,241

IRELAND 1.1%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029		$2,204	2,027

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	8,100	9,610

SOVEREIGN ISSUES 0.6%
Avenir Issuer Ireland DAC 6.000% due 03/22/2027		$2,016	1,953
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		12,643	11,920

			13,873

Total Ireland (Cost $25,049)			25,510

ISRAEL 0.9%
CORPORATE BONDS & NOTES 0.6%
ICL Group Ltd. 6.375% due 05/31/2038		$2,919	2,951
Israel Electric Corp. Ltd.
3.750% due 02/22/2032		3,000	2,688
4.250% due 08/14/2028		2,700	2,629
Leviathan Bond Ltd. 6.500% due 06/30/2027		4,600	4,581

			12,849

SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/30/2043 (n)		2,800	2,327
5.750% due 03/12/2054		2,900	2,690
State of Israel 2.500% due 01/15/2030		1,000	906

			5,923

Total Israel (Cost $18,974)			18,772

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$1,500	1,570

Total Italy (Cost $1,490)			1,570

IVORY COAST 1.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Republic of Cote d'Ivoire
5.028% - 5.159% (EUR003M + 2.850%) due 03/18/2026 «~	EUR	2,900	3,389
5.403% (EUR006M + 3.050%) due 03/09/2026 «~		10,000	11,736

			15,125

SOVEREIGN ISSUES 1.0%
Ivory Coast Government International Bond
4.875% due 01/30/2032		3,666	3,877
5.250% due 03/22/2030		847	956
5.750% due 12/31/2032		$2,997	2,864
5.875% due 10/17/2031	EUR	2,200	2,455
6.625% due 03/22/2048		1,000	922
6.875% due 10/17/2040		4,700	4,720
7.625% due 01/30/2033		$1,200	1,186
8.075% due 04/01/2036		1,400	1,353

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

8.250% due 01/30/2037	1,900	1,835
8.250% due 01/30/2037 (n)	1,800	1,738

		21,906

Total Ivory Coast (Cost $34,897)		37,031

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036	$1,673	1,556

Total Jamaica (Cost $1,676)		1,556

JORDAN 0.3%
SOVEREIGN ISSUES 0.3%
Jordan Government International Bond
6.125% due 01/29/2026	$2,000	1,997
7.375% due 10/10/2047	4,250	3,772

Total Jordan (Cost $5,993)		5,769

KAZAKHSTAN 1.0%
CORPORATE BONDS & NOTES 1.0%
KazMunayGas National Co. JSC
3.500% due 04/14/2033	$1,885	1,637
5.750% due 04/19/2047	7,600	6,623
QazaqGaz NC JSC 4.375% due 09/26/2027	1,000	980
Tengizchevroil Finance Co. International Ltd.
3.250% due 08/15/2030	7,700	6,861
4.000% due 08/15/2026	5,600	5,530

Total Kazakhstan (Cost $21,957)		21,631

KENYA 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Kenya 9.849% (PRIME + 5.400%) due 04/05/2028 «~	$2,700	2,694

SOVEREIGN ISSUES 0.6%
Republic of Kenya Government International Bond
7.250% due 02/28/2028	2,300	2,262
8.000% due 05/22/2032	300	281
9.500% due 03/05/2036	3,300	3,117
9.750% due 02/16/2031	6,300	6,405

		12,065

Total Kenya (Cost $14,630)		14,759

LATVIA 0.2%
SOVEREIGN ISSUES 0.2%
Latvia Government International Bond 5.125% due 07/30/2034	$4,600	4,607

Total Latvia (Cost $4,558)		4,607

LEBANON 0.1%
SOVEREIGN ISSUES 0.1%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(c)	$8,300	1,585

Total Lebanon (Cost $529)		1,585

	SHARES
LUXEMBOURG 2.4%
COMMON STOCKS 0.2%
Drillco Holding Lux SA «(l)	154,744	3,172

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Foresea Holdings SA «		61,095	1,253

			4,425

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 2.2%
Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		$1,271	1,273
5.672% due 10/20/2035		1,300	1,310
6.010% due 01/20/2033		5,022	5,209
FORESEA Holding SA 7.500% due 06/15/2030		2,689	2,557
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		3,800	3,847
6.103% due 08/23/2042		4,700	4,707
6.129% due 02/23/2038		4,200	4,333
6.510% due 02/23/2042		3,400	3,526
Guara Norte SARL 5.198% due 06/15/2034		7,529	7,141
Petrorio Luxembourg Holding SARL 6.125% due 06/09/2026		6,300	6,316
Raizen Fuels Finance SA 6.250% due 07/08/2032 (a)		3,000	2,981
Saavi Energia SARL 8.875% due 02/10/2035		3,700	3,866

			47,066

Total Luxembourg (Cost $49,161)			51,491

MACEDONIA 0.4%
SOVEREIGN ISSUES 0.4%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	6,400	7,910

Total Macedonia (Cost $6,804)			7,910

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
3.404% due 04/28/2061		$1,200	784
4.800% due 04/21/2060		5,230	4,505
5.848% due 04/03/2055		9,600	9,743

Total Malaysia (Cost $15,674)			15,032

		SHARES
MEXICO 8.2%
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA « (d)		93,349	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.5%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(i)(j)		$800	743
8.375% due 10/14/2030 •(i)(j)		700	726
8.375% due 05/20/2031 •(i)(j)		2,100	2,130
8.750% due 05/20/2035 •(i)(j)		2,600	2,629
Banco Nacional de Comercio Exterior SNC 5.875% due 05/07/2030		4,100	4,164
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7.625% due 02/11/2035 •(j)		2,700	2,779
Gruma SAB de CV 5.761% due 12/09/2054		3,100	2,938
Industrias Penoles SAB de CV 4.750% due 08/06/2050		2,900	2,217
Minera Mexico SA de CV 4.500% due 01/26/2050		3,600	2,787
Petroleos Mexicanos
6.350% due 02/12/2048		6,038	4,208

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.375% due 01/23/2045		8,450	5,991
6.500% due 06/02/2041		17,100	12,713
6.625% due 06/15/2035		1,225	1,033
6.700% due 02/16/2032 (n)		25,020	23,268
6.950% due 01/28/2060		13,420	9,652
7.690% due 01/23/2050		7,900	6,219
10.000% due 02/07/2033		9,700	10,391
Trust Fibra Uno 6.390% due 01/15/2050		2,900	2,425

			97,013

SOVEREIGN ISSUES 3.7%
Mexican Udibonos
2.750% due 11/27/2031 (h)	MXN	151,315	7,147
4.000% due 11/30/2028 (h)		47,511	2,482
Mexico Government International Bond
2.250% due 08/12/2036	EUR	5,100	4,672
3.771% due 05/24/2061		$4,200	2,491
4.000% due 03/15/2115	EUR	1,000	786
5.000% due 04/27/2051		$1,300	1,011
5.750% due 10/12/2110		10,300	8,152
5.850% due 07/02/2032 (a)		10,652	10,793
6.000% due 05/07/2036		4,740	4,690
6.338% due 05/04/2053		299	275
6.350% due 02/09/2035		800	821
6.400% due 05/07/2054		2,200	2,031
6.625% due 01/29/2038 (a)		3,200	3,253
6.875% due 05/13/2037		17,700	18,504
7.375% due 05/13/2055		11,000	11,382

			78,490

Total Mexico (Cost $179,714)			175,503

MONGOLIA 0.0%
SOVEREIGN ISSUES 0.0%
Mongolia Government International Bond 7.875% due 06/05/2029		$500	522

Total Mongolia (Cost $496)			522

MOROCCO 0.7%
CORPORATE BONDS & NOTES 0.7%
OCP SA
3.750% due 06/23/2031		$4,550	4,086
5.125% due 06/23/2051		11,300	8,594
6.700% due 03/01/2036		2,100	2,114

Total Morocco (Cost $15,691)			14,794

NAMIBIA 0.2%
SOVEREIGN ISSUES 0.2%
Namibia Government International Bond 5.250% due 10/29/2025		$5,000	4,964

Total Namibia (Cost $4,970)			4,964

		SHARES
NETHERLANDS 0.9%
COMMON STOCKS 0.0%
Stichting Administratiekantoor (d)		13,778	0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.6%
NE Property BV 1.875% due 10/09/2026	EUR	200	233
Prosus NV
1.539% due 08/03/2028		500	564
2.031% due 08/03/2032		600	632
3.061% due 07/13/2031		$200	177
3.257% due 01/19/2027		1,000	979
3.680% due 01/21/2030		900	849

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.027% due 08/03/2050		600	402
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(b)(d)		148	96
Yinson Bergenia Production BV 8.498% due 01/31/2045 (a)		5,000	5,067
Yinson Boronia Production BV 8.947% due 07/31/2042		4,262	4,542

			13,541

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
VEON Amsterdam BV 8.531% - 10.750% (TSFR3M + 3.250%) due 03/25/2027 «~		5,900	5,902

Total Netherlands (Cost $19,522)			19,443

NIGERIA 1.4%
CORPORATE BONDS & NOTES 0.5%
BOI Finance BV 7.500% due 02/16/2027	EUR	8,600	10,340

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 3.695% (EUR003M + 1.700%) due 08/23/2027 ~		3,900	4,563

SOVEREIGN ISSUES 0.7%
Nigeria Government International Bond
7.143% due 02/23/2030		$800	763
7.375% due 09/28/2033		800	716
7.625% due 11/28/2047		1,200	955
7.696% due 02/23/2038		3,300	2,865
7.875% due 02/16/2032		4,800	4,563
8.747% due 01/21/2031		650	655
9.625% due 06/09/2031		2,400	2,515
10.375% due 12/09/2034		2,400	2,530

			15,562

Total Nigeria (Cost $29,258)			30,465

OMAN 1.0%
SOVEREIGN ISSUES 1.0%
Oman Government International Bond
5.625% due 01/17/2028		$3,830	3,919
6.000% due 08/01/2029		5,900	6,194
6.750% due 10/28/2027		1,300	1,362
7.000% due 01/25/2051		8,500	9,051

Total Oman (Cost $19,477)			20,526

PAKISTAN 0.7%
SOVEREIGN ISSUES 0.7%
Pakistan Government International Bond
6.000% due 04/08/2026		$10,000	9,858
6.875% due 12/05/2027		1,000	947
8.250% due 09/30/2025		3,000	2,998
Pakistan Water & Power Development Authority 7.500% due 06/04/2031		900	725

Total Pakistan (Cost $13,863)			14,528

PANAMA 1.7%
CORPORATE BONDS & NOTES 0.3%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$3,100	2,186
Banco General SA
5.250% due 05/07/2031 •(i)(j)		3,200	2,888
5.250% due 05/07/2031 •(i)		800	722
ENA Norte Trust 4.950% due 04/25/2028		557	538

			6,334

SOVEREIGN ISSUES 1.4%
Panama Government International Bond
4.300% due 04/29/2053		4,000	2,594
4.500% due 05/15/2047		200	139
4.500% due 01/19/2063		4,800	3,102
6.400% due 02/14/2035		1,000	976

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.700% due 01/26/2036		8,500	8,474
6.853% due 03/28/2054		2,700	2,480
6.875% due 01/31/2036		2,700	2,691
7.875% due 03/01/2057 (n)		3,300	3,366
8.000% due 03/01/2038		2,300	2,470
8.125% due 04/28/2034		2,860	3,089
9.375% due 04/01/2029		518	586

			29,967

Total Panama (Cost $40,072)			36,301

PARAGUAY 0.5%
SOVEREIGN ISSUES 0.5%
Paraguay Government International Bond
2.739% due 01/29/2033		$800	683
3.849% due 06/28/2033		600	546
5.400% due 03/30/2050		200	172
5.600% due 03/13/2048		200	178
5.850% due 08/21/2033		700	717
6.000% due 02/09/2036		1,000	1,019
6.650% due 03/04/2055		2,700	2,704
7.900% due 02/09/2031	PYG	23,766,000	2,884
8.500% due 03/04/2035		16,023,000	1,961

Total Paraguay (Cost $11,546)			10,864

PERU 2.4%
CORPORATE BONDS & NOTES 1.5%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	22,100	6,516
10.100% due 12/15/2043		12,400	3,719
InRetail Consumer 3.250% due 03/22/2028		$11,600	11,012
Kallpa Generacion SA 5.875% due 01/30/2032		1,300	1,333
Niagara Energy SAC 5.746% due 10/03/2034		2,500	2,477
Petroleos del Peru SA 5.625% due 06/19/2047		11,600	7,347

			32,404

SOVEREIGN ISSUES 0.9%
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,000	535
5.500% due 03/30/2036		$3,200	3,206
5.875% due 08/08/2054		9,700	9,379
6.150% due 08/12/2032	PEN	5,200	1,518
6.200% due 06/30/2055		$3,200	3,218
6.900% due 08/12/2037	PEN	700	201
6.950% due 08/12/2031		2,241	688
7.300% due 08/12/2033		1,400	431

			19,176

Total Peru (Cost $50,592)			51,580

PHILIPPINES 0.7%
CORPORATE BONDS & NOTES 0.4%
PLDT, Inc. 3.450% due 06/23/2050		$4,700	3,235
San Miguel Global Power Holdings Corp. 8.125% due 12/02/2029 •(i)		4,500	4,454

			7,689

SOVEREIGN ISSUES 0.3%
Philippines Government International Bond 3.700% due 03/01/2041		6,800	5,528

Total Philippines (Cost $14,802)			13,217

POLAND 1.4%
CORPORATE BONDS & NOTES 0.1%
ORLEN SA 6.000% due 01/30/2035		$2,700	2,775

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

SOVEREIGN ISSUES 1.3%
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		10,800	11,129
6.250% due 07/09/2054		4,400	4,375
Republic of Poland Government International Bond
4.875% due 02/12/2030		900	919
5.375% due 02/12/2035		5,500	5,613
5.500% due 04/04/2053		5,100	4,758

			26,794

Total Poland (Cost $29,339)			29,569

QATAR 1.4%
CORPORATE BONDS & NOTES 1.0%
QatarEnergy
2.250% due 07/12/2031		$10,500	9,210
3.125% due 07/12/2041		5,050	3,734
3.300% due 07/12/2051		13,300	8,992

			21,936

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
4.400% due 04/16/2050		2,700	2,286
4.817% due 03/14/2049		5,180	4,658
5.103% due 04/23/2048		2,375	2,242

			9,186

Total Qatar (Cost $34,729)			31,122

ROMANIA 2.1%
SOVEREIGN ISSUES 2.1%
Romania Government International Bond
2.124% due 07/16/2031	EUR	4,450	4,367
2.125% due 03/07/2028		500	568
2.375% due 04/19/2027		350	408
2.750% due 04/14/2041		700	515
2.875% due 04/13/2042		4,600	3,380
3.375% due 01/28/2050		3,500	2,489
3.500% due 04/03/2034 (n)		900	884
3.750% due 02/07/2034		200	202
4.625% due 04/03/2049		1,000	883
5.250% due 03/10/2030		7,400	8,911
5.250% due 05/30/2032		6,200	7,197
5.625% due 05/30/2037		5,400	5,995
6.125% due 01/22/2044 (n)		$5,300	4,801
6.375% due 09/18/2033	EUR	2,800	3,400

Total Romania (Cost $44,976)			44,000

RUSSIA 0.0%
SOVEREIGN ISSUES 0.0%
Russia Government International Bond 7.500% due 03/31/2030		$110	73

Total Russia (Cost $20)			73

RWANDA 0.0%
SOVEREIGN ISSUES 0.0%
Rwanda Government International Bond 5.500% due 08/09/2031		$1,200	1,026

Total Rwanda (Cost $965)			1,026

SAUDI ARABIA 2.2%
CORPORATE BONDS & NOTES 0.9%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$3,200	1,921
4.250% due 04/16/2039		3,100	2,704
5.750% due 07/17/2054		3,700	3,477
5.875% due 07/17/2064		6,700	6,130

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.375% due 06/02/2055 (n)		5,000	5,003

			19,235

SOVEREIGN ISSUES 1.3%
Saudi Government International Bond
3.450% due 02/02/2061		8,000	4,971
3.750% due 01/21/2055		4,200	2,873
4.500% due 10/26/2046		22,300	18,399
4.625% due 10/04/2047		1,400	1,170
5.000% due 01/18/2053		200	171

			27,584

Total Saudi Arabia (Cost $53,342)			46,819

SENEGAL 0.8%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Senegal Ministry of Finance and Budget 7.871% (EUR006M + 5.800%) due 12/22/2028 «~	EUR	5,000	5,164

SOVEREIGN ISSUES 0.6%
Senegal Government International Bond
4.750% due 03/13/2028		6,000	5,607
5.375% due 06/08/2037		8,700	6,371
6.750% due 03/13/2048		$1,300	788

			12,766

Total Senegal (Cost $20,780)			17,930

SERBIA 1.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Project Mercury 0.400% - 6.668% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	5,000	6,083
Tesler 1.000% due 05/21/2028		4,500	5,242

			11,325

SOVEREIGN ISSUES 1.1%
Serbia Government International Bond
1.000% due 09/23/2028		500	544
1.500% due 06/26/2029		5,000	5,381
1.650% due 03/03/2033 (n)		2,400	2,321
3.125% due 05/15/2027		800	939
3.125% due 05/15/2027 (n)		5,820	6,832
6.000% due 06/12/2034		$1,900	1,921
6.250% due 05/26/2028		300	310
6.500% due 09/26/2033 (n)		3,600	3,795
6.500% due 09/26/2033		1,200	1,265

			23,308

Total Serbia (Cost $32,552)			34,633

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		$1,600	1,663

Total Singapore (Cost $1,574)			1,663

SOUTH AFRICA 2.1%
CORPORATE BONDS & NOTES 1.0%
Eskom Holdings SOC Ltd.
4.314% due 07/23/2027		$6,200	6,050
6.350% due 08/10/2028		7,200	7,285
8.450% due 08/10/2028		2,800	2,949
Sasol Financing USA LLC
6.500% due 09/27/2028		1,150	1,094
8.750% due 05/03/2029		4,100	4,063

			21,441

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Transnet SOC Ltd. 11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	66,000	3,698

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

SOVEREIGN ISSUES 0.9%
Republic of South Africa Government International Bond
7.100% due 11/19/2036		$4,200	4,171
7.950% due 11/19/2054		3,600	3,441
8.500% due 01/31/2037	ZAR	29,300	1,441
8.875% due 02/28/2035		206,800	10,908

			19,961

Total South Africa (Cost $44,214)			45,100

SOUTH KOREA 0.3%
CORPORATE BONDS & NOTES 0.3%
SK Hynix, Inc. 6.500% due 01/17/2033		$6,200	6,704

Total South Korea (Cost $6,564)			6,704

SRI LANKA 0.6%
SOVEREIGN ISSUES 0.6%
Sri Lanka Government International Bond
3.100% due 01/15/2030		$2,186	1,954
3.350% due 03/15/2033		3,488	2,824
3.600% due 05/15/2036		2,009	1,640
3.600% due 02/15/2038		5,221	4,251
4.000% due 04/15/2028		1,495	1,407

Total Sri Lanka (Cost $10,619)			12,076

SUPRANATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Africa Finance Corp. 2.870% due 08/13/2031		$200	171

Total Supranational (Cost $167)			171

TANZANIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 7.541% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	2,836	3,346

Total Tanzania (Cost $3,327)			3,346

THAILAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Bangkok Bank PCL 3.466% due 09/23/2036 •(j)		$2,700	2,405
PTTEP Treasury Center Co. Ltd. 2.587% due 06/10/2027		400	385

Total Thailand (Cost $3,105)			2,790

TRINIDAD AND TOBAGO 0.2%
CORPORATE BONDS & NOTES 0.2%
National Gas Co. of Trinidad & Tobago Ltd. 6.050% due 01/15/2036		$2,000	1,815
Trinidad Generation UnLtd. 7.750% due 06/16/2033		1,600	1,659

Total Trinidad and Tobago (Cost $3,409)			3,474

TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Tunisian Republic International Bond 3.280% due 08/09/2027	JPY	200,000	1,276

Total Tunisia (Cost $1,946)			1,276

TURKEY 4.4%
CORPORATE BONDS & NOTES 0.2%
Turkcell Iletisim Hizmetleri AS 7.450% due 01/24/2030		$3,200	3,262

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		785	761

			4,023

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Republic of Turkey 8.343% (EUR006M + 6.210%) due 04/27/2031 «~	EUR	5,700	7,321
SOCAR Turkey Enerji AS 5.931% (EUR006M + 3.450%) due 08/11/2026 ~		7,600	8,936
Turkiye Vakiflar Bankasi TAO 5.001% (EUR003M + 3.000%) due 12/15/2028 «~		1,800	2,128

			18,385

SOVEREIGN ISSUES 3.3%
Hazine Mustesarligi Varlik Kiralama AS 6.750% due 09/01/2030 (a)		$4,200	4,199
Turkiye Government International Bond
4.875% due 04/16/2043		15,500	10,946
5.750% due 05/11/2047		34,400	25,865
6.000% due 01/14/2041		780	645
7.250% due 05/29/2032		11,400	11,457
7.625% due 05/15/2034		1,100	1,129
46.872% due 06/16/2027 ~	TRY	137,100	3,423
49.053% due 05/20/2026 ~		13,300	336
49.053% due 08/19/2026 ~		30,100	759
49.053% due 05/17/2028 ~		294,300	7,169
Turkiye Ihracat Kredi Bankasi AS
6.875% due 07/03/2028		$2,000	2,004
7.500% due 02/06/2028		3,400	3,477

			71,409

Total Turkey (Cost $95,278)			93,817

UGANDA 0.1%
SOVEREIGN ISSUES 0.1%
Republic of Uganda Government International Bond
14.375% due 02/03/2033	UGX	8,884,000	2,232
15.000% due 06/18/2043		1,735,300	417
15.800% due 06/23/2039		115,000	29

Total Uganda (Cost $2,561)			2,678

UKRAINE 0.8%
SOVEREIGN ISSUES 0.8%
Ukraine Government International Bond
0.000% due 02/01/2030 (g)		$1,076	520
0.000% due 02/01/2034 (g)		4,022	1,561
0.000% due 02/01/2035 (g)		1,192	566
0.000% due 08/01/2041		7,550	5,455
1.750% due 02/01/2034		10,432	5,425
1.750% due 02/01/2035		3,131	1,606
1.750% due 02/01/2036		4,886	2,443

Total Ukraine (Cost $15,078)			17,576

UNITED ARAB EMIRATES 1.9%
CORPORATE BONDS & NOTES 1.4%
Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$4,100	3,808
5.500% due 05/08/2034		4,200	4,370
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		14,700	13,426
DP World Ltd.
4.700% due 09/30/2049		500	412
5.625% due 09/25/2048		1,050	981
6.850% due 07/02/2037		1,850	2,020
MDGH GMTN RSC Ltd.
5.084% due 05/22/2053		1,500	1,372
5.875% due 05/01/2034		3,400	3,618
Ruwais Power Co. PJSC 6.000% due 08/31/2036		420	434

			30,441

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
NMC Healthcare LLC 10.855% (US0003M + 6.000%) due 03/25/2027 ~	AED	11,216	3,058

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		$6,900	6,885
Emirate of Dubai Government International Bond 3.900% due 09/09/2050		400	284
Finance Department Government of Sharjah 4.375% due 03/10/2051		2,950	2,002

			9,171

Total United Arab Emirates (Cost $43,980)			42,670

UNITED KINGDOM 2.0%
CORPORATE BONDS & NOTES 1.6%
Antofagasta PLC 6.250% due 05/02/2034		$3,200	3,358
Azule Energy Finance PLC 8.125% due 01/23/2030		2,300	2,280
Fresnillo PLC 4.250% due 10/02/2050		5,000	3,649
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	695	704
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$20,070	14,282
Standard Chartered Bank
0.000% due 11/03/2025 (f)	PKR	463,600	1,452
0.000% due 12/01/2025 «(f)		516,000	1,603
Ukraine Railways Via Rail Capital Markets PLC 8.250% due 07/09/2026		$3,901	3,238
Vedanta Resources Finance PLC
9.475% due 07/24/2030		1,300	1,290
9.850% due 04/24/2033		1,400	1,405

			33,261

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canada Square Funding PLC
5.161% due 01/17/2059 •	GBP	2,137	2,939
5.189% (SONIA3M IR + 0.950%) due 06/17/2058 ~		740	1,017
Polaris PLC 5.524% due 05/23/2059 •		1,134	1,557
Rochester Financing PLC 4.939% due 12/18/2044 •		1,672	2,294
Tower Bridge Funding PLC 4.960% due 12/20/2063 •		771	1,058

			8,865

Total United Kingdom (Cost $40,833)			42,126

UNITED STATES 6.3%
ASSET-BACKED SECURITIES 0.5%
Aames Mortgage Investment Trust 4.914% due 04/25/2036 •		$642	596
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.484% due 11/25/2034 •		83	82
Argent Securities Trust 4.734% due 07/25/2036 •		535	481
Countrywide Asset-Backed Certificates Trust
4.914% due 02/25/2037 •		1,399	1,359
5.559% due 11/25/2035 •		1,652	1,636
Credit-Based Asset Servicing & Securitization Trust 3.114% due 01/25/2037 þ		6,568	1,815
GSAA Home Equity Trust 6.502% due 11/25/2036 þ		960	356
Home Equity Asset Trust 5.784% due 02/25/2033 •		52	50
MASTR Asset-Backed Securities Trust 5.134% due 09/25/2034 •		120	104
Morgan Stanley ABS Capital, Inc. Trust
5.199% due 01/25/2035 •		23	23
5.229% due 03/25/2034 •		1,746	1,841
Morgan Stanley Mortgage Loan Trust
5.154% due 04/25/2037 •		224	59
6.000% due 02/25/2037 ~		49	27
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.734% due 07/25/2036 •		298	279
Option One Mortgage Loan Trust
4.654% due 04/25/2037 •		499	335
4.654% due 05/25/2037 •		202	122
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.214% due 09/25/2035 •		1,600	1,461

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Saxon Asset Securities Trust 4.744% due 09/25/2037 •	200	193
Soundview Home Loan Trust
4.959% due 03/25/2036 •	95	95
5.334% due 10/25/2037 •	627	481

		11,395

CORPORATE BONDS & NOTES 0.7%
Credit Suisse AG AT1 Claim	2,000	240
Rio Oil Finance Trust
8.200% due 04/06/2028	2,947	3,074
9.750% due 01/06/2027	1,636	1,693
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (f)	4,577	3,321
VB DPR Finance Co. 6.833% due 03/15/2035 «(l)	6,100	5,981

		14,309

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Castlelake LP 2.950% due 05/13/2031 «	4,444	4,198

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Adjustable Rate Mortgage Trust 5.107% due 11/25/2035 ~	56	39
Arroyo Mortgage Trust 4.950% due 07/25/2057 þ	1,543	1,539
Banc of America Funding Trust 6.388% due 04/25/2037	79	69
BANK 4.407% due 11/15/2061 ~	3,200	3,191
BCAP LLC Trust 4.155% due 05/26/2037 ~	1,740	1,556
Bear Stearns Adjustable Rate Mortgage Trust
4.521% due 02/25/2036 ~	26	24
5.166% due 01/25/2035 ~	3	3
Benchmark Mortgage Trust
3.666% due 01/15/2051 ~	1,500	1,468
4.261% due 10/10/2051	4,100	4,047
CIM Trust 5.500% due 08/25/2064 ~	5,311	5,363
Citigroup Mortgage Loan Trust 5.483% due 07/25/2046 ~	32	31
Citigroup Mortgage Loan Trust, Inc. 5.830% due 09/25/2035 •	8	8
CitiMortgage Alternative Loan Trust 5.084% due 10/25/2036 •	413	319
Countrywide Alternative Loan Trust
4.784% due 05/25/2036 •	461	177
5.074% due 11/25/2035 •	72	65
5.750% due 03/25/2037 •	80	41
6.250% due 11/25/2036	51	37
Countrywide Home Loan Mortgage Pass-Through Trust
4.252% due 03/25/2037 ~	28	24
4.376% due 02/25/2047 ~	35	31
4.860% due 09/25/2047 ~	18	16
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.938% due 05/25/2066 ~	3,291	2,791
1.756% due 10/25/2066 ~	1,746	1,537
2.000% due 01/25/2060 ~	1,587	1,406
3.241% due 11/30/2037 ~	526	480
6.421% due 10/25/2037 ~	483	281
CSAB Mortgage-Backed Trust
6.220% due 09/25/2036	144	40
6.672% due 06/25/2036 þ	206	52
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	81	68
Deutsche Alt-B Securities Mortgage Loan Trust
6.369% due 10/25/2036	46	40
6.386% due 10/25/2036	46	40
Ellington Financial Mortgage Trust 5.900% due 09/25/2067	5,277	5,301
GSMPS Mortgage Loan Trust 4.784% due 01/25/2036 •	107	87
HarborView Mortgage Loan Trust 5.514% due 08/19/2036 ~	2	2
Impac CMB Trust 5.074% due 03/25/2035 •	59	57
IndyMac INDA Mortgage Loan Trust
3.500% due 11/25/2037 ~	456	377
3.795% due 08/25/2036 ~	96	75
IndyMac INDX Mortgage Loan Trust
3.446% due 06/25/2036 ~	74	64

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

3.678% due 10/25/2035 ~	66	53
4.734% due 06/25/2037 •	101	36
4.794% due 02/25/2037 •	363	343
JP Morgan Mortgage Trust
5.078% due 11/25/2035 ~	22	18
5.290% due 08/25/2035 ~	14	14
JP Morgan Resecuritization Trust 2.500% due 03/25/2056	48	47
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~	701	671
Lehman XS Trust
4.814% due 09/25/2046 •	1,353	1,206
4.934% due 08/25/2037 •	1,971	1,937
Luminent Mortgage Trust 4.794% due 12/25/2036 •	14	13
MASTR Alternative Loan Trust 4.834% due 03/25/2036 •	131	12
Residential Accredit Loans, Inc. Trust
6.000% due 09/25/2036	644	509
6.500% due 07/25/2037	218	180
Sequoia Mortgage Trust 4.731% due 01/20/2047 ~	20	14
SG Residential Mortgage Trust 5.353% due 08/25/2062	7,879	7,869
Structured Adjustable Rate Mortgage Loan Trust
4.519% due 11/25/2035 ~	16	15
4.556% due 09/25/2036 ~	108	73
6.210% due 10/25/2037 •	56	50
SunTrust Adjustable Rate Mortgage Loan Trust 4.979% due 10/25/2037 ~	245	219
TBW Mortgage-Backed Trust 6.470% due 09/25/2036	568	13
TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034 «(l)	2,500	2,501
WaMu Mortgage Pass-Through Certificates Trust
3.413% due 05/25/2037 ~	71	57
3.716% due 04/25/2037 ~	40	37
3.775% due 01/25/2037 ~	57	49
4.252% due 12/25/2036 ~	115	105
4.585% due 03/25/2036 ~	678	615
4.804% due 05/25/2034 •	52	49
Wells Fargo Mortgage-Backed Securities Trust 7.414% due 10/25/2036 ~	137	132

		47,583

U.S. GOVERNMENT AGENCIES 1.2%
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055	6,200	5,766
4.500% due 08/01/2055	6,200	5,928
5.000% due 08/01/2055	6,500	6,367
5.500% due 08/01/2055	7,650	7,643

		25,704

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Bonds
1.750% due 08/15/2041 (p)	11,700	7,771
3.250% due 05/15/2042 (p)(r)	18,000	14,897
4.375% due 08/15/2043 (r)	500	477
U.S. Treasury Notes
4.000% due 02/28/2030 (p)(r)	8,300	8,383

		31,528

	SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(l)	3	0

Total United States (Cost $143,462)		134,717

	PRINCIPAL AMOUNT (000s)
URUGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Uruguay Government International Bond
5.100% due 06/18/2050	$200	185
5.250% due 09/10/2060	5,800	5,275
5.442% due 02/14/2037	2,900	2,970

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Uruguay (Cost $8,853)			8,430

UZBEKISTAN 0.7%
CORPORATE BONDS & NOTES 0.2%
Ipoteka-Bank ATIB 5.500% due 11/19/2025		200	200
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		1,500	1,581
21.000% due 07/24/2027	UZS	27,460,000	2,197

			3,978

SOVEREIGN ISSUES 0.5%
Republic of Uzbekistan International Bond
5.375% due 05/29/2027	EUR	4,900	5,918
5.375% due 02/20/2029		$1,400	1,378
Uzbekneftegaz JSC 4.750% due 11/16/2028		2,900	2,663

			9,959

Total Uzbekistan (Cost $13,033)			13,937

VENEZUELA 0.7%
CORPORATE BONDS & NOTES 0.4%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		57,299	7,224
5.500% due 04/12/2037 ^(c)		2,863	361

			7,585

SOVEREIGN ISSUES 0.3%
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		22,240	3,927
7.650% due 04/21/2035 ^(c)		15,780	2,566
9.250% due 05/07/2028 ^(c)		2,740	486
11.950% due 08/05/2031 ^(c)		830	154

			7,133

Total Venezuela (Cost $47,253)			14,718

VIETNAM 0.0%
SOVEREIGN ISSUES 0.0%
Vietnam Government International Bond 5.500% due 03/12/2028 (n)		1,061	1,019

Total Vietnam (Cost $1,030)			1,019

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gerdau Trade, Inc. 5.750% due 06/09/2035		3,200	3,206

Total Virgin Islands (British) (Cost $3,198)			3,206

		SHARES
SHORT-TERM INSTRUMENTS 5.5%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (k)		6,599,750	6,600

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 3.7%			78,830

NIGERIA TREASURY BILLS 1.3%
29.206% due 08/19/2025 - 06/29/2026 (e)(f)	NGN	48,770,439	27,881

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. TREASURY BILLS 0.2%
4.320% due 08/19/2025 - 10/21/2025 (e)(f)(r)	$4,425	4,378

Total Short-Term Instruments (Cost $116,492)		117,689

Total Investments in Securities (Cost $2,110,424)		2,076,449

	SHARES
INVESTMENTS IN AFFILIATES 10.1%
SHORT-TERM INSTRUMENTS 10.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.1%
PIMCO Short-Term Floating NAV Portfolio III	22,149,592	215,671

Total Short-Term Instruments (Cost $215,616)		215,671

Total Investments in Affiliates (Cost $215,616)		215,671

Total Investments 107.1% (Cost $2,326,040)		$2,292,120
Financial Derivative Instruments (o)(q) (0.6)%(Cost or Premiums, net $(8,556))		(12,153)
Other Assets and Liabilities, net (6.5)%		(140,517)

Net Assets 100.0%		$2,139,450

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
Drillco Holding Lux SA	06/08/2023	3,095	3,172	0.15
TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034	09/18/2024	2,500	2,501	0.11
VB DPR Finance Co. 6.833% due 03/15/2035	01/31/2025	6,100	5,981	0.28

$11,695	$11,654	0.54%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	1.000%	06/11/2025	TBD(2)	EUR	9,473	Romanian Government International Bond 1.375% due 12/02/2029	$(11,127)	$11,158	$11,164
BRC	3.900	12/20/2024	TBD(2)	$2,652	Egypt Government International Bond 7.500% due 01/31/2027	(2,731)	2,652	2,708
DEU	4.370	06/25/2025	07/02/2025	10,097	U.S. Treasury Notes 2.625% - 4.000% due 02/15/2029 - 02/15/2034	(10,130)	10,097	10,104
4.380	06/25/2025	07/02/2025	23,726	U.S. Treasury Bonds 3.375% due 11/15/2048	(6,555)	23,726	23,743
U.S. Treasury Notes 4.125% due 11/15/2032	(17,312)
4.390	06/25/2025	07/02/2025	4,350	U.S. Treasury Bonds 2.250% due 05/15/2041	(4,376)	4,350	4,353
4.400	06/25/2025	07/02/2025	16,238	U.S. Treasury Notes 3.875% due 12/31/2027	(15,971)	16,238	16,250
MYI	3.850	12/20/2024	TBD(2)	10,609	Egypt Government International Bond 7.500% due 01/31/2027	(10,924)	10,609	10,824

Total Repurchase Agreements	$(79,126)	$78,830	$79,146

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(3)	Settlement Date	Maturity Date	Amount Borrowed(3)	Payable for Reverse Repurchase Agreements

BRC	1.850%	06/11/2025	TBD(4)	EUR	(1,142)	$(1,346)
2.000	06/11/2025	TBD(4)	(478)	(564)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.150	12/20/2024	TBD(4)	$(989)	(1,011)
4.150	02/14/2025	TBD(4)	(3,889)	(3,951)
MBC	4.000	01/24/2025	TBD(4)	(1,400)	(1,425)
MEI	4.250	06/04/2025	07/07/2025	(939)	(942)
MYI	(0.500)	05/22/2025	TBD(4)	(559)	(560)
1.650	06/11/2025	TBD(4)	EUR	(423)	(499)
1.950	06/11/2025	TBD(4)	(4,359)	(5,141)
4.200	12/20/2024	TBD(4)	$(144)	(147)
4.400	12/20/2024	TBD(4)	(3,903)	(3,994)
NOM	4.200	06/26/2025	TBD(4)	(6,851)	(6,854)
4.320	06/26/2025	TBD(4)	(4,320)	(4,323)
4.500	04/11/2025	TBD(4)	(5,411)	(5,466)
4.550	06/26/2025	TBD(4)	(5,821)	(5,825)
SCX	1.950	06/11/2025	TBD(4)	EUR	(321)	(379)
3.750	01/24/2025	TBD(4)	$(1,524)	(1,549)
4.150	04/11/2025	TBD(4)	(1,001)	(1,011)
4.250	05/29/2025	TBD(4)	(2,583)	(2,592)
4.400	04/11/2025	TBD(4)	(153)	(154)
4.570	06/18/2025	TBD(4)	(4,686)	(4,694)

Total Reverse Repurchase Agreements	$(52,427)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

Egypt (0.6)%
Sovereign Issues (0.6)%
Egypt Government International Bond	7.500%	01/31/2027	$13,000	$(13,042)	$(13,652)

Romania (0.5)%
Sovereign Issues (0.5)%
Romania Government International Bond	1.375%	12/02/2029	EUR	10,700	(12,544)	(11,142)

United States (2.6)%
U.S. Treasury Obligations (2.6)%
U.S. Treasury Bonds	2.250%	05/15/2041	$6,000	(4,187)	(4,377)
U.S. Treasury Bonds	3.375	11/15/2048	8,238	(6,453)	(6,555)
U.S. Treasury Notes	2.625	02/15/2029	10,100	(9,198)	(9,828)
U.S. Treasury Notes	3.875	12/31/2027	15,900	(15,741)	(16,280)
U.S. Treasury Notes	4.000	02/15/2034	300	(284)	(301)
U.S. Treasury Notes	4.125	11/15/2032	17,100	(17,703)	(17,312)

Total United States	(53,566)	(54,653)

Total Short Sales (3.7)%	$(79,152)	$(79,447)

(n)	Securities with an aggregate market value of $56,406 and Cash of $282 has been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.
(3)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(95,281) at a weighted average interest rate of 4.042%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(4)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BTP September Futures	09/2025	28	$3,991	$8	$6	$(7)
Euro-Bund September Futures	09/2025	229	35,108	(266)	8	(100)
U.S. Treasury 2-Year Note September Futures	09/2025	416	86,538	310	23	0
U.S. Treasury 5-Year Note September Futures	09/2025	1,384	150,856	1,666	184	0
U.S. Treasury 10-Year Note September Futures	09/2025	4,286	480,568	8,424	1,339	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	197	23,468	998	265	0

$11,140	$1,825	$(107)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	141	$(19,546)	$77	$41	$(13)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Euro-Oat September Futures				09/2025	261	(38,074)	234		83	(19)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2025	56	(6,399)	(163)		0	(27)

							$148		$124	$(59)

Total Futures Contracts							$11,288		$1,949	$(166)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly		12/20/2027	$7,000	$400	$(418)	$(18)	$0	$(14)
CDX.EM-39 5-Year Index	(1.000)	Quarterly		06/20/2028	12,400	528	(531)	(3)	0	(24)
CDX.IG-41 5-Year Index	(1.000)	Quarterly		12/20/2028	2,600	(31)	(26)	(57)	0	(1)
CDX.IG-42 5-Year Index	(1.000)	Quarterly		06/20/2029	9,100	(207)	1	(206)	0	(3)
CDX.IG-43 5-Year Index	(1.000)	Quarterly		12/20/2029	18,200	(413)	(3)	(416)	0	(9)
CDX.IG-44 5-Year Index	(1.000)	Quarterly		06/20/2030	13,900	(278)	(34)	(312)	0	(8)

						$(1)	$(1,011)	$(1,012)	$0	$(59)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2030	$67,300	$(1,487)	$939	$(548)	$111	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	22,300	(1,340)	365	(975)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	2,000	11	(154)	(143)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	9,500	70	(194)	(124)	0	(12)
Receive(4)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	87,392	(105)	(811)	(916)	0	(129)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	58,095	182	(798)	(616)	0	(83)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	8,440	(15)	106	91	12	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	26,400	(1,385)	804	(581)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	57,100	(1,273)	795	(478)	92	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	71,000	1,990	(1,840)	150	0	(134)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	21,200	(1,089)	1,038	(51)	39	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	3,300	46	(435)	(389)	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	2,300	(8)	11	3	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	2,600	(10)	15	5	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	3,000	(12)	125	113	10	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	4,400	(17)	180	163	15	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	5,500	(21)	232	211	18	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	700	(3)	22	19	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	2,500	(9)	106	97	8	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	2,100	(8)	86	78	7	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	1,900	(7)	88	81	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	1,400	(5)	66	61	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	800	(3)	39	36	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	100	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	1,400	(5)	90	85	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	5,410	(294)	222	(72)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034	23,100	(968)	(107)	(1,075)	0	(82)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		41,200	77	(431)	(354)	0	(147)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,200	(68)	47	(21)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,700	487	(230)	257	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		11,700	516	(87)	429	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036		3,200	(5)	1	(4)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,600	89	(70)	19	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039		4,800	(24)	112	88	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	06/15/2046		500	52	74	126	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/21/2046		800	119	115	234	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		400	(2)	(4)	(6)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		20,000	(2,423)	29	(2,394)	150	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		35,700	5,018	(818)	4,200	0	(273)
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	BRL	31,300	0	(8)	(8)	0	(6)
Pay	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		11,000	328	(10)	318	0	(13)
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	PLN	46,300	64	221	285	0	(7)
Receive	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		46,300	0	116	116	8	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	CLP	4,946,700	0	(204)	(204)	0	(6)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033		4,700,000	0	(43)	(43)	6	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	CZK	200,400	247	(12)	235	0	(25)
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		436,900	(8)	304	296	0	(58)
Pay	6-Month CZK-PRIBOR	3.075	Annual	10/03/2029		389,200	(41)	(89)	(130)	0	(52)
Pay	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029		215,200	(65)	194	129	0	(30)
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/09/2030		42,000	0	28	28	6	0
Receive	6-Month CZK-PRIBOR	3.328	Annual	05/09/2030		430,000	0	283	283	64	0
Receive	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		635,300	292	71	363	95	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	EUR	4,400	(11)	314	303	0	(4)
Pay(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		12,200	(13)	(8)	(21)	0	(13)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		2,400	(9)	231	222	0	(4)
Receive(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		7,540	228	61	289	15	0
Receive(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		19,600	1,667	733	2,400	74	0
Pay	6-Month HUF-BBR	5.935	Annual	05/08/2030	HUF	8,439,000	(63)	(137)	(200)	42	0
Pay	28-Day MXN-TIIE	9.235	Lunar	12/17/2025	MXN	372,800	(1)	110	109	3	0
Receive	28-Day MXN-TIIE	9.769	Lunar	12/24/2025		21,400	0	(10)	(10)	0	0
Receive(4)	28-Day MXN-TIIE	9.769	Lunar	09/27/2028		21,400	0	(57)	(57)	0	(2)
Pay(4)	28-Day MXN-TIIE	9.235	Lunar	05/02/2029		372,800	(36)	867	831	43	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		330,900	(8)	(419)	(427)	0	(50)

							$641	$2,269	$2,910	$933	$(1,279)

Total Swap Agreements							$640	$1,258	$1,898	$933	$(1,338)

(p)	Securities with an aggregate market value of $9,211 and cash of $18,047 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	AUD	1,746		$1,134	$0	$(15)
	07/2025	CNH	86		12	0	0
	07/2025	EUR	5,126		6,002	0	(36)
	07/2025	NZD	249		150	0	(2)
	08/2025	CNH	10,439		1,462	0	(2)
	08/2025		$1,135	AUD	1,746	15	0
	08/2025		6,015	EUR	5,126	36	0
	08/2025		150	NZD	249	2	0
BOA	07/2025	EUR	197,810		$224,919	0	(8,091)
	07/2025	IDR	35,425,955		2,171	0	(13)
	07/2025	PEN	22,144		6,095	0	(155)
	07/2025	SGD	43		33	0	0
	07/2025		$594	KRW	809,173	5	0
	08/2025	CNH	2,904		$406	0	(1)
	08/2025	TRY	21,091		492	0	(18)
	08/2025	TWD	166		5	0	(1)
	08/2025		$2,239	CNH	16,006	6	0
	08/2025		33	SGD	43	0	0
	10/2025	PEN	10,838		$2,934	0	(115)
	02/2026	TRY	107,882		2,256	0	(1)
BPS	07/2025	BRL	125		23	0	0
	07/2025	THB	301		9	0	0
	07/2025	TRY	161		4	0	0
	07/2025	TWD	33,581		1,033	0	(123)
	07/2025		$22	BRL	125	1	0
	07/2025		632	IDR	10,310,616	4	0
	07/2025		380	THB	12,574	7	0
	08/2025	CNH	9,167		$1,283	0	(2)
	08/2025	CZK	499		22	0	(1)
	08/2025	INR	1,142		13	0	0
	08/2025	TRY	25,224		604	0	(8)
	08/2025	TWD	27,624		848	0	(113)
	08/2025		$2,273	CNH	16,213	0	0
	08/2025		49	TWD	1,619	7	0
	10/2025	BRL	136,800		$22,320	0	(2,285)
	10/2025		$2,894	BRL	18,183	376	0
	05/2026		1,656	KWD	505	0	(4)
	06/2026		869		265	0	(1)
	06/2027		615		187	0	(5)
	05/2029	KWD	2,427		$8,344	365	0
	07/2029		579		1,991	87	0
	05/2030		1,747		6,015	240	0
BRC	07/2025	EUR	11,738		13,400	0	(427)
	07/2025	ILS	2,355		677	0	(23)
	07/2025	KRW	17,348		13	0	0
	07/2025	NOK	202		20	0	0
	07/2025	TRY	59,279		1,457	0	(18)
	07/2025		$9,644	GBP	7,088	85	0
	07/2025		335	ILS	1,133	1	0
	07/2025		13	JPY	1,923	0	0
	07/2025		22	KRW	29,983	0	0
	07/2025		26	PLN	99	1	0
	07/2025		448	TRY	18,187	8	0
	07/2025	ZAR	225,861		$12,495	0	(243)
	08/2025	CZK	4,920		221	0	(14)
	08/2025	GBP	7,088		9,645	0	(85)
	08/2025		$451	CZK	9,663	10	0
	08/2025		84	TRY	3,489	1	0
	12/2025	TRY	42,319		$880	0	(45)
	02/2026		$2,256	TRY	107,995	3	0
BSH	07/2025		721	PEN	2,573	6	0
	09/2025	PEN	6,892		$1,898	0	(43)
	11/2025		$517	PEN	1,910	20	0
CBK	07/2025	KRW	246,385		$180	0	(2)
	07/2025	PEN	7,307		2,012	0	(50)
	07/2025	THB	15,749		474	0	(11)
	07/2025	TWD	58,217		1,789	0	(215)
	07/2025		$205	IDR	3,337,101	1	0
	07/2025		879	KRW	1,208,528	15	0
	07/2025		55	PEN	200	1	0
	07/2025		152	THB	5,075	4	0
	07/2025		4,762	TWD	141,511	110	0
	08/2025	CNH	65		$9	0	0
	08/2025	COP	5,057,494		1,213	0	(19)
	08/2025	EGP	4,617		86	0	(5)
	08/2025	INR	6,605		77	0	0
	08/2025	TWD	65,442		2,009	0	(266)
	08/2025		$1,363	CNH	9,868	21	0
	08/2025		194	EGP	10,706	17	0
	08/2025		279	INR	23,991	1	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		53	PEN	191	1	0
	09/2025	PEN	4,160		$1,139	0	(33)
	12/2025		$1	EGP	58	0	0
DUB	07/2025	ILS	1,144		$330	0	(10)
	07/2025	KES	82,896		628	0	(13)
	07/2025		$243,095	EUR	209,546	3,741	0
	07/2025		2,160	KZT	1,131,923	3	0
	07/2025		138	TWD	4,115	3	0
	08/2025	EUR	209,087		$243,095	0	(3,737)
	08/2025	INR	3,936		46	0	0
	09/2025		$63	KZT	33,256	0	0
	10/2025	EGP	17,856		$318	0	(29)
	11/2025	PKR	169,386		572	0	(15)
	12/2025	UGX	2,643,451		707	0	(6)
	12/2025		$489	KZT	260,293	0	(12)
FAR	07/2025	BRL	58,060		$10,155	0	(531)
	07/2025	CHF	814		988	0	(37)
	07/2025	CNH	44		6	0	0
	07/2025	JPY	605,710		4,161	0	(45)
	07/2025	PLN	740		201	0	(5)
	07/2025	SGD	34		27	0	0
	07/2025		$1,127	AUD	1,746	23	0
	07/2025		10,511	BRL	58,060	175	0
	07/2025		1,015	CHF	813	9	0
	07/2025		7,393	JPY	1,060,620	0	(28)
	07/2025		5,476	PEN	19,571	47	0
	07/2025		5	SGD	7	0	0
	08/2025	CHF	809		$1,015	0	(9)
	08/2025	CNH	9,675		1,352	0	(5)
	08/2025	INR	1,885		22	0	0
	08/2025		$4,161	JPY	603,483	45	0
	08/2025		27	SGD	34	0	0
	09/2025	BRL	58,948		$10,511	0	(173)
	09/2025	MXN	290,197		14,904	0	(437)
	09/2025		$26	PEN	94	1	0
	12/2025	PEN	19,670		$5,476	0	(47)
GLM	07/2025	DOP	490,386		8,278	103	0
	07/2025	MYR	94		22	0	0
	07/2025	SGD	13		10	0	0
	07/2025	TWD	5,661		174	0	(21)
	07/2025		$48	IDR	790,047	0	0
	07/2025		45	TWD	1,474	5	0
	07/2025	ZAR	2,893		$161	0	(2)
	08/2025	DOP	46,985		730	0	(48)
	08/2025	HUF	380,932		1,052	0	(68)
	08/2025		$10	SGD	13	0	0
	08/2025		119	TWD	3,897	17	0
	09/2025	AED	10,495		$2,858	0	0
	09/2025	DOP	598,631		9,325	0	(506)
	09/2025		$1,381	EGP	75,899	106	0
	09/2025		33	KZT	17,251	0	0
	10/2025	BRL	94,600		$15,773	0	(1,242)
JPM	07/2025	CNH	83		11	0	0
	07/2025	KRW	20,518		15	0	0
	07/2025	PHP	5,644		101	1	0
	07/2025	PLN	1,334		361	0	(9)
	07/2025	SGD	28		22	0	0
	07/2025	TWD	33,992		1,045	0	(125)
	07/2025		$149	NZD	249	3	0
	07/2025		282	PLN	1,061	12	0
	07/2025		231	SGD	297	2	0
	07/2025		635	TWD	18,868	14	0
	07/2025	ZAR	64,041		$3,583	0	(28)
	08/2025	CNH	9,845		1,377	0	(4)
	08/2025	INR	1,274		15	0	0
	08/2025	TWD	34,251		1,051	0	(140)
	08/2025		$2,265	CNH	16,191	5	0
	08/2025		22	SGD	28	0	0
	10/2025		19,049	BRL	117,400	2,067	0
	11/2025	PKR	331,224		$1,119	0	(29)
MBC	07/2025	CAD	390		284	0	(3)
	07/2025	CNH	40		6	0	0
	07/2025	HKD	5,689		727	2	0
	07/2025	PHP	3,186		57	1	0
	07/2025	SGD	745		576	0	(10)
	07/2025	THB	7,906		239	0	(5)
	07/2025	TWD	16,210		497	0	(61)
	07/2025		$284	CAD	390	2	0
	07/2025		41	IDR	663,401	0	0
	07/2025		324	JPY	46,524	0	(1)
	07/2025		203	PLN	758	8	0
	07/2025		556	SGD	713	5	0
	07/2025		228	THB	7,604	6	0
	08/2025	CNH	2,935		$409	0	(2)
	08/2025	TWD	28,047		867	0	(108)
	08/2025		$284	CAD	389	3	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	892	CNH	6,452	12	0
08/2025	170	EGP	9,375	15	0
08/2025	576	SGD	743	10	0
03/2026	1,399	EGP	82,628	105	0
MYI	07/2025	JPY	203,687	$1,397	0	(17)
07/2025	PLN	4	1	0	0
07/2025	$166	JPY	23,959	1	0
07/2025	190	NOK	1,914	0	0
08/2025	CNH	9,862	$1,377	0	(5)
08/2025	NOK	1,913	190	0	0
08/2025	$1,398	JPY	202,939	17	0
10/2026	2,089	AZN	3,737	12	0
10/2027	4,178	7,687	0	(25)
NGF	07/2025	580	IDR	9,455,972	3	0
SCX	07/2025	ILS	17	$5	0	0
07/2025	JPY	2,269	16	0	0
07/2025	SGD	148	115	0	(2)
07/2025	$225	IDR	3,674,296	1	0
07/2025	5,881	TWD	174,157	115	0
08/2025	CNH	16,990	$2,378	0	(4)
08/2025	INR	1,321	15	0	0
08/2025	TWD	9,035	277	0	(37)
08/2025	$1,092	CNH	7,884	13	0
08/2025	16	JPY	2,261	0	0
08/2025	115	SGD	148	2	0
10/2025	848	NGN	1,484,016	83	0
12/2025	UGX	2,643,466	$707	0	(6)
SOG	07/2025	JPY	336,180	2,329	0	(6)
07/2025	$1,635	EGP	83,866	40	0
07/2025	20	NOK	199	0	0
08/2025	HUF	17,979	$50	0	(3)
08/2025	NOK	199	20	0	0
08/2025	$2,329	JPY	334,947	6	0
SSB	07/2025	GBP	7,088	$9,597	0	(132)
07/2025	$5,945	EUR	5,127	94	0
12/2025	PEN	6,564	$1,775	0	(69)
UAG	07/2025	ILS	173	48	0	(3)
07/2025	NOK	1,911	188	0	(1)
07/2025	THB	1,272	38	0	(1)
07/2025	$108	JPY	15,633	1	0
08/2025	643	CNH	4,666	12	0
08/2025	538	TRY	23,735	38	0
09/2025	175	MXN	3,402	4	0
11/2025	600	TRY	28,283	32	0
12/2025	880	42,319	45	0

Total Forward Foreign Currency Contracts	$8,527	$(20,353)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Buy	0.700%	10/15/2025	282,700	$530	$270

Total Purchased Options	$530	$270

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	10/15/2025	452,400	$(535)	$(261)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC USD versus TRY	TRY	46.850	08/14/2025	4,894	$(96)	$(39)
Put - OTC USD versus TRY	43.000	01/12/2026	585	(13)	(6)
Call - OTC USD versus TRY	56.500	01/12/2026	7,799	(312)	(242)
Call - OTC USD versus TRY	56.750	02/03/2026	16,525	(595)	(596)
GLM	Call - OTC USD versus TRY	42.960	09/04/2025	5,011	(166)	(107)
UAG	Put - OTC USD versus TRY	39.750	08/11/2025	3,360	(105)	(2)
Call - OTC USD versus TRY	51.750	08/11/2025	3,360	(74)	(18)
Put - OTC USD versus TRY	41.600	11/12/2025	3,530	(134)	(16)
Call - OTC USD versus TRY	56.900	11/12/2025	3,530	(99)	(66)
Put - OTC USD versus TRY	42.750	12/09/2025	4,839	(174)	(54)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	Call - OTC USD versus TRY				57.750	12/09/2025	4,839	(121)		(103)

								$(1,889)		$(1,249)

Total Written Options								$(2,424)		$(1,510)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Oman Government International Bond	(1.000)%	Quarterly	12/20/2027	0.531%	$2,200	$72	$(97)	$0	$(25)
	Panama Government International Bond	(1.000)	Quarterly	12/20/2029	1.733	2,200	76	(12)	64	0
	Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2028	0.525	23,000	(348)	(17)	0	(365)
BPS	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.531	900	29	(39)	0	(10)
BRC	Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.531	900	24	(34)	0	(10)
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.021	19,800	(219)	244	25	0
GST	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	0.865	3,700	28	(48)	0	(20)
JPM	Mexico Government International Bond	(1.000)	Quarterly	06/20/2029	0.865	2,400	15	(28)	0	(13)
MYC	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.021	5,900	(68)	75	7	0

							$(391)	$44	$96	$(443)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2030	1.474%	$1,000	$(37)	$16	$0	$(21)
	Brazil Government International Bond	1.000	Quarterly	06/20/2035	2.455	200	(27)	5	0	(22)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.225	1,800	10	11	21	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	2,200	7	16	23	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.321	800	7	(2)	5	0
	Peru Government International Bond	1.000	Quarterly	12/20/2031	1.028	600	(25)	24	0	(1)
	Philippines Government International Bond	1.000	Quarterly	06/20/2030	0.637	200	2	1	3	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.860	4,100	(809)	744	0	(65)
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.803	5,700	(386)	414	28	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2035	2.455	500	(69)	14	0	(55)
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.243	2,500	(46)	83	37	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2029	1.786	2,000	(78)	22	0	(56)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	15,000	34	121	155	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	4,000	19	(4)	15	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	8,400	47	4	51	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.620	4,200	(4)	43	39	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.321	10,000	31	37	68	0
	Peru Government International Bond	1.000	Quarterly	06/20/2029	0.658	2,000	19	7	26	0
	Philippines Government International Bond	1.000	Quarterly	06/20/2030	0.637	4,700	51	28	79	0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.758	8,475	14	(2)	12	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	0.963	2,000	(177)	179	2	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2028	1.163	2,600	(224)	213	0	(11)
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.860	300	(59)	54	0	(5)
BRC	Benin Government International Bond	1.000	Quarterly	06/20/2026	1.843	1,500	(51)	40	0	(11)
	Brazil Government International Bond	1.000	Quarterly	12/20/2030	1.642	900	(125)	97	0	(28)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.225	10,100	96	20	116	0
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.243	10,700	(204)	362	158	0
	Cote D'ivoire Government International Bond	1.000	Quarterly	06/20/2026	2.201	500	(16)	11	0	(5)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	2,500	6	20	26	0

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	Nigeria Government International Bond	1.000	Quarterly	12/20/2029	4.755	1,800	(267)	16	0	(251)
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.321	7,000	52	(4)	48	0
	Romania Government International Bond	1.000	Quarterly	12/20/2029	1.760	2,800	(122)	37	0	(85)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.684	23,400	330	13	343	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2029	2.724	300	(20)	0	0	(20)
	Turkiye Government International Bond	1.000	Quarterly	06/20/2030	2.863	2,700	(269)	54	0	(215)
CBK	Benin Government International Bond	1.000	Quarterly	06/20/2026	1.843	250	(9)	7	0	(2)
	Benin Government International Bond	1.000	Quarterly	06/20/2028	3.053	500	(34)	6	0	(28)
	Brazil Government International Bond	1.000	Quarterly	12/20/2027	0.803	700	(51)	54	3	0
	Brazil Government International Bond	1.000	Quarterly	06/20/2030	1.474	1,000	(37)	16	0	(21)
	Cote D'ivoire Government International Bond	1.000	Quarterly	06/20/2026	2.201	1,275	(42)	28	0	(14)
	Cote D'ivoire Government International Bond	1.000	Quarterly	06/20/2030	3.885	1,050	(132)	7	0	(125)
	Dominican Republic International Bond	1.000	Quarterly	06/20/2030	1.808	2,900	(186)	83	0	(103)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	4,000	10	31	41	0
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.603	11,200	(64)	152	88	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2030	1.073	1,000	(19)	16	0	(3)
	Peru Government International Bond	1.000	Quarterly	06/20/2030	0.817	1,100	(7)	16	9	0
	Philippines Government International Bond	1.000	Quarterly	06/20/2030	0.637	200	2	1	3	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.860	1,900	(377)	347	0	(30)
	Turkey Government International Bond	1.000	Quarterly	06/20/2030	2.863	10,000	(924)	129	0	(795)
DUB	Eskom	4.650	Quarterly	06/30/2029	—◆	14,000	0	830	830	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	5,800	10	50	60	0
	Nigeria Government International Bond	1.000	Quarterly	12/20/2029	4.755	800	(131)	20	0	(111)
	Petroleos Mexicanos	4.750	Monthly	07/06/2026	—◆	6,270	0	34	34	0
	Petroleos Mexicanos	4.850	Monthly	07/06/2026	—◆	4,206	0	25	25	0
	South Africa Government International Bond	1.000	Quarterly	06/20/2026	0.518	300	(5)	6	1	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	300	(13)	14	1	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2030	1.474	7,100	(326)	178	0	(148)
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.225	9,400	91	17	108	0
	Emirate of Abu Dhabi Government International Bond	1.000	Quarterly	06/20/2027	0.176	8,000	115	14	129	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	3,600	10	27	37	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.425	9,200	10	18	28	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.498	1,400	0	7	7	0
	Oman Government International Bond	1.000	Quarterly	06/20/2030	0.989	15,000	(358)	370	12	0
	Philippines Government International Bond	1.000	Quarterly	06/20/2030	0.637	200	2	1	3	0
	Poland Government International Bond	1.000	Quarterly	06/20/2030	0.700	5,000	47	23	70	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2029	0.315	19,500	542	20	562	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.684	27,700	410	(4)	406	0
	Turkiye Government International Bond	1.000	Quarterly	06/20/2030	2.863	12,100	(1,290)	328	0	(962)
JPM	Brazil Government International Bond	1.000	Quarterly	06/20/2030	1.474	3,200	(80)	13	0	(67)
	Chile Government International Bond	1.000	Quarterly	06/20/2027	0.243	4,500	(80)	147	67	0
	Cote D'ivoire Government International Bond	1.000	Quarterly	06/20/2030	3.885	525	(66)	3	0	(63)
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.473	2,800	(7)	50	43	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2029	2.724	4,900	(338)	8	0	(330)
	Turkiye Government International Bond	1.000	Quarterly	06/20/2030	2.863	2,700	(300)	85	0	(215)
MEI	Turkiye Government International Bond	1.000	Quarterly	06/20/2030	2.863	2,700	(277)	62	0	(215)
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.225	6,600	38	38	76	0
	Dominican Republic International Bond	1.000	Quarterly	06/20/2030	1.808	1,000	(67)	32	0	(35)
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	1,500	4	12	16	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	1,400	(27)	40	13	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	1,400	(15)	25	10	0
	Nigeria Government International Bond	1.000	Quarterly	06/20/2030	4.979	190	(50)	20	0	(30)

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	Panama Government International Bond	1.000	Quarterly	12/20/2025	0.659	5,000	12	(2)	10	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.321	11,400	14	64	78	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.154	2,200	32	(4)	28	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	3,000	(134)	146	12	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2027	1.860	2,700	(534)	491	0	(43)
MYI	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.321	1,200	10	(2)	8	0

							$(6,911)	$6,793	$4,073	$(4,191)

Total Swap Agreements							$(7,302)	$6,837	$4,169	$(4,634)

(r)

Securities with an aggregate market value of $14,902 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Angola
Loan Participations and Assignments	$0	$0	$4,803	$4,803
Sovereign Issues	0	8,998	0	8,998
Argentina
Corporate Bonds & Notes	0	6,897	0	6,897
Sovereign Issues	0	61,328	0	61,328
Armenia
Sovereign Issues	0	4,591	0	4,591
Azerbaijan
Corporate Bonds & Notes	0	7,507	0	7,507
Bahrain
Sovereign Issues	0	7,484	0	7,484
Benin
Sovereign Issues	0	197	0	197
Brazil
Corporate Bonds & Notes	0	41,810	0	41,810
Sovereign Issues	0	27,364	0	27,364
Bulgaria
Sovereign Issues	0	8,189	0	8,189
Cameroon
Sovereign Issues	0	6,113	0	6,113
Canada
Corporate Bonds & Notes	0	2,198	0	2,198
Cayman Islands
Corporate Bonds & Notes	0	36,859	0	36,859
Loan Participations and Assignments	0	0	5,071	5,071
Chile
Corporate Bonds & Notes	0	36,255	0	36,255
Sovereign Issues	0	16,770	0	16,770
Colombia
Corporate Bonds & Notes	0	15,430	0	15,430
Sovereign Issues	0	38,957	0	38,957
Costa Rica
Sovereign Issues	0	2,596	0	2,596
Czech Republic
Corporate Bonds & Notes	0	8,958	0	8,958
Dominican Republic
Sovereign Issues	0	69,016	0	69,016
Ecuador
Sovereign Issues	0	29,477	0	29,477
Egypt
Sovereign Issues	0	77,033	0	77,033
El Salvador
Sovereign Issues	0	10,920	0	10,920
France
Corporate Bonds & Notes	0	1,162	0	1,162
Gabon
Sovereign Issues	0	279	0	279
Georgia
Corporate Bonds & Notes	0	180	0	180
Germany
Loan Participations and Assignments	0	6,944	0	6,944
Ghana
Sovereign Issues	0	12,259	0	12,259
Guatemala
Sovereign Issues	0	19,766	0	19,766
Honduras
Sovereign Issues	0	1,261	0	1,261
Hong Kong
Corporate Bonds & Notes	0	4,610	0	4,610
Hungary
Sovereign Issues	0	36,725	0	36,725
India
Corporate Bonds & Notes	0	6,916	0	6,916
Indonesia
Corporate Bonds & Notes	0	61,674	0	61,674
Sovereign Issues	0	15,567	0	15,567
Ireland
Corporate Bonds & Notes	0	2,027	0	2,027
Loan Participations and Assignments	0	0	9,610	9,610
Sovereign Issues	0	13,873	0	13,873
Israel
Corporate Bonds & Notes	0	12,849	0	12,849
Sovereign Issues	0	5,923	0	5,923
Italy
Sovereign Issues	0	1,570	0	1,570
Ivory Coast
Loan Participations and Assignments	0	0	15,125	15,125
Sovereign Issues	0	21,906	0	21,906
Jamaica
Corporate Bonds & Notes	0	1,556	0	1,556
Jordan
Sovereign Issues	0	5,769	0	5,769
Kazakhstan
Corporate Bonds & Notes	0	21,631	0	21,631

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Kenya
Loan Participations and Assignments	0	0	2,694	2,694
Sovereign Issues	0	12,065	0	12,065
Latvia
Sovereign Issues	0	4,607	0	4,607
Lebanon
Sovereign Issues	0	1,585	0	1,585
Luxembourg
Common Stocks	0	0	4,425	4,425
Corporate Bonds & Notes	0	47,066	0	47,066
Macedonia
Sovereign Issues	0	7,910	0	7,910
Malaysia
Corporate Bonds & Notes	0	15,032	0	15,032
Mexico
Corporate Bonds & Notes	0	97,013	0	97,013
Sovereign Issues	0	78,490	0	78,490
Mongolia
Sovereign Issues	0	522	0	522
Morocco
Corporate Bonds & Notes	0	14,794	0	14,794
Namibia
Sovereign Issues	0	4,964	0	4,964
Netherlands
Corporate Bonds & Notes	0	13,541	0	13,541
Loan Participations and Assignments	0	0	5,902	5,902
Nigeria
Corporate Bonds & Notes	0	10,340	0	10,340
Loan Participations and Assignments	0	4,563	0	4,563
Sovereign Issues	0	15,562	0	15,562
Oman
Sovereign Issues	0	20,526	0	20,526
Pakistan
Sovereign Issues	0	14,528	0	14,528
Panama
Corporate Bonds & Notes	0	6,334	0	6,334
Sovereign Issues	0	29,967	0	29,967
Paraguay
Sovereign Issues	0	10,864	0	10,864
Peru
Corporate Bonds & Notes	0	25,888	6,516	32,404
Sovereign Issues	0	19,176	0	19,176
Philippines
Corporate Bonds & Notes	0	7,689	0	7,689
Sovereign Issues	0	5,528	0	5,528
Poland
Corporate Bonds & Notes	0	2,775	0	2,775
Sovereign Issues	0	26,794	0	26,794
Qatar
Corporate Bonds & Notes	0	21,936	0	21,936
Sovereign Issues	0	9,186	0	9,186
Romania
Sovereign Issues	0	44,000	0	44,000
Russia
Sovereign Issues	0	73	0	73
Rwanda
Sovereign Issues	0	1,026	0	1,026
Saudi Arabia
Corporate Bonds & Notes	0	19,235	0	19,235
Sovereign Issues	0	27,584	0	27,584
Senegal
Loan Participations and Assignments	0	0	5,164	5,164
Sovereign Issues	0	12,766	0	12,766
Serbia
Loan Participations and Assignments	0	5,242	6,083	11,325
Sovereign Issues	0	23,308	0	23,308
Singapore
Corporate Bonds & Notes	0	1,663	0	1,663
South Africa
Corporate Bonds & Notes	0	21,441	0	21,441
Loan Participations and Assignments	0	0	3,698	3,698
Sovereign Issues	0	19,961	0	19,961
South Korea
Corporate Bonds & Notes	0	6,704	0	6,704
Sri Lanka
Sovereign Issues	0	12,076	0	12,076
Supranational
Corporate Bonds & Notes	0	171	0	171
Tanzania
Loan Participations and Assignments	0	0	3,346	3,346
Thailand
Corporate Bonds & Notes	0	2,790	0	2,790
Trinidad and Tobago
Corporate Bonds & Notes	0	3,474	0	3,474
Tunisia
Sovereign Issues	0	1,276	0	1,276

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Turkey
Corporate Bonds & Notes	0	4,023	0	4,023
Loan Participations and Assignments	0	8,936	9,449	18,385
Sovereign Issues	0	71,409	0	71,409
Uganda
Sovereign Issues	0	2,678	0	2,678
Ukraine
Sovereign Issues	0	17,576	0	17,576
United Arab Emirates
Corporate Bonds & Notes	0	30,441	0	30,441
Loan Participations and Assignments	0	0	3,058	3,058
Sovereign Issues	0	9,171	0	9,171
United Kingdom
Corporate Bonds & Notes	0	30,206	3,055	33,261
Non-Agency Mortgage-Backed Securities	0	8,865	0	8,865
United States
Asset-Backed Securities	0	11,395	0	11,395
Corporate Bonds & Notes	0	8,328	5,981	14,309
Loan Participations and Assignments	0	0	4,198	4,198
Non-Agency Mortgage-Backed Securities	0	45,082	2,501	47,583
U.S. Government Agencies	0	25,704	0	25,704
U.S. Treasury Obligations	0	31,528	0	31,528
Uruguay
Sovereign Issues	0	8,430	0	8,430
Uzbekistan
Corporate Bonds & Notes	0	3,978	0	3,978
Sovereign Issues	0	9,959	0	9,959
Venezuela
Corporate Bonds & Notes	0	7,585	0	7,585
Sovereign Issues	0	7,133	0	7,133
Vietnam
Sovereign Issues	0	1,019	0	1,019
Virgin Islands (British)
Corporate Bonds & Notes	0	3,206	0	3,206
Short-Term Instruments
Mutual Funds	0	6,600	0	6,600
Repurchase Agreements	0	78,830	0	78,830
Nigeria Treasury Bills	0	27,881	0	27,881
U.S. Treasury Bills	0	4,378	0	4,378

$0	$1,975,770	$100,679	$2,076,449
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$215,671	$0	$0	$215,671

Total Investments	$215,671	$1,975,770	$100,679	$2,292,120

Short Sales, at Value - Liabilities
Sovereign Issues	0	(24,794)	0	(24,794)
U.S. Treasury Obligations	0	(54,653)	0	(54,653)

$0	$(79,447)	$0	$(79,447)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	138	2,744	0	2,882
Over the counter	0	12,077	889	12,966

$138	$14,821	$889	$15,848
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(139)	(1,365)	0	(1,504)
Over the counter	0	(26,497)	0	(26,497)

$(139)	$(27,862)	$0	$(28,001)

Total Financial Derivative Instruments	$(1)	$(13,041)	$889	$(12,153)

Totals	$215,670	$1,883,282	$101,568	$2,200,520

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Angola
Loan Participations and Assignments(3)	$4,800	$0	$0	$0	$0	$3	$0	$0	$4,803	$3
Cayman Islands

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Loan Participations and Assignments(4)	4,980	0	0	0	0	91	0	0	5,071	91
Ireland
Loan Participations and Assignments	8,741	0	0	2	0	867	0	0	9,610	867
Ivory Coast
Loan Participations and Assignments	15,980	4,404	(6,774)	(5)	261	1,259	0	0	15,125	1,049
Kenya
Loan Participations and Assignments	2,661	0	0	2	0	31	0	0	2,694	31
Luxembourg
Common Stocks	5,436	0	0	0	0	(1,011)	0	0	4,425	(1,011)
Netherlands
Common Stocks	14	0	0	0	0	(14)	0	0	0	(14)
Loan Participations and Assignments	5,811	0	0	11	0	80	0	0	5,902	80
Peru
Corporate Bonds & Notes	0	6,090	0	0	0	426	0	0	6,516	426
Senegal
Loan Participations and Assignments	4,710	0	0	0	0	454	0	0	5,164	454
Serbia
Loan Participations and Assignments	5,566	0	0	0	0	517	0	0	6,083	517
South Africa
Loan Participations and Assignments	3,564	0	0	3	0	131	0	0	3,698	131
Tanzania
Loan Participations and Assignments	3,592	0	(538)	1	(16)	307	0	0	3,346	266
Turkey
Loan Participations and Assignments	8,468	0	0	(23)	0	1,004	0	0	9,449	1,005
United Arab Emirates
Loan Participations and Assignments	3,058	0	0	(6)	0	6	0	0	3,058	6
United Kingdom
Corporate Bonds & Notes	6,013	0	(3,255)	233	(47)	111	0	0	3,055	(101)
United States
Corporate Bonds & Notes	6,224	0	0	0	0	(243)	0	0	5,981	(243)
Loan Participations and Assignments	4,352	0	(169)	0	0	15	0	0	4,198	5
Non-Agency Mortgage-Backed Securities	2,448	0	0	0	0	53	0	0	2,501	53

	$96,418	$10,494	$(10,736)	$218	$198	$4,087	$0	$0	$100,679	$3,615
Financial Derivative Instruments - Assets
Over the counter	$892	$2	$(10)	$0	$0	$5	$0	$0	$889	$7

Totals	$97,310	$10,496	$(10,746)	$218	$198	$4,092	$0	$0	$101,568	$3,622

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Angola
Loan Participations and Assignments		$4,803	Discounted Cash Flow			Discount Rate			9.954	—
Cayman Islands
Loan Participations and Assignments		5,071	Discounted Cash Flow			Discount Rate			6.800	—
Ireland
Loan Participations and Assignments		9,610	Discounted Cash Flow			Discount Rate			3.327	—
Ivory Coast
Loan Participations and Assignments		11,736	Discounted Cash Flow			Discount Rate			6.258	—
		3,389	Recent Transaction			Purchase Price			99.200	—
Kenya

Schedule of Investments PIMCO Emerging Markets Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Loan Participations and Assignments	2,694	Discounted Cash Flow	Discount Rate	9.366	—
Luxembourg
Common Stocks	4,425	Indicative Market Quotation	Broker Quote	$20.500	—
Netherlands
Loan Participations and Assignments	5,902	Discounted Cash Flow	Discount Rate	7.815	—
Peru
Corporate Bonds & Notes	6,516	Proxy Pricing	Base Price	104.175	—
Senegal
Loan Participations and Assignments	5,164	Discounted Cash Flow	Discount Rate	14.175	—
Serbia
Loan Participations and Assignments	6,083	Discounted Cash Flow	Discount Rate	5.595	—
South Africa
Loan Participations and Assignments	3,698	Discounted Cash Flow	Discount Rate	11.518	—
Tanzania
Loan Participations and Assignments	3,346	Third Party Vendor	Broker Quote	100.150	—
Turkey
Loan Participations and Assignments	9,449	Discounted Cash Flow	Discount Rate	4.165 - 4.706	4.287
United Arab Emirates
Loan Participations and Assignments	3,058	Third Party Vendor	Broker Quote	100.125	—
United Kingdom
Corporate Bonds & Notes	3,055	Other Valuation Techniques(5)	-	-	—
United States
Corporate Bonds & Notes	5,981	Discounted Cash Flow	Discount Rate	7.326	—
Loan Participations and Assignments	4,198	Indicative Market Quotation	Broker Quote	94.460	—
Non-Agency Mortgage-Backed Securities	2,501	Discounted Cash Flow	Discount Rate	6.573	—
Financial Derivative Instruments- Assets
Over the counter	889	Indicative Market Quotation	Broker Quote	0.197 - 5.914	0.218

Total	$101,568

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Country type updated from United States to Angola since prior fiscal year end.
(4)		Country type updated from United States to Cayman Islands since prior fiscal year end.
(5)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 97.8% ¤
ARGENTINA 1.3%
CORPORATE BONDS & NOTES 1.3%
Pampa Energia SA 7.875% due 12/16/2034		$200	$200
Telecom Argentina SA 9.250% due 05/28/2033		200	204
Vista Energy Argentina SAU 8.500% due 06/10/2033		200	202
YPF SA 9.500% due 01/17/2031		200	211

			817

SOVEREIGN ISSUES 0.0%
Argentina Government International Bond 0.750% due 07/09/2030 þ		5	4

Total Argentina (Cost $810)			821

AUSTRIA 0.3%
CORPORATE BONDS & NOTES 0.3%
LD Celulose International GmbH 7.950% due 01/26/2032		$200	211

Total Austria (Cost $207)			211

AZERBAIJAN 1.3%
CORPORATE BONDS & NOTES 1.3%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$200	199
Southern Gas Corridor CJSC 6.875% due 03/24/2026		634	643

Total Azerbaijan (Cost $842)			842

BRAZIL 3.6%
CORPORATE BONDS & NOTES 3.6%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	7,000	374
Braskem Netherlands Finance BV 4.500% due 01/31/2030		$200	155
Caixa Economica Federal 5.625% due 05/13/2030		300	300
CSN Resources SA 4.625% due 06/10/2031		400	315
Embraer Netherlands Finance BV 7.000% due 07/28/2030		200	216
Samarco Mineracao SA (9.000% Cash or 9.000% PIK) 9.000% due 06/30/2031 (b)		209	206
Suzano Austria GmbH 3.125% due 01/15/2032		100	88
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(b)(d)		470	132
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 (b)		222	179
Vale Overseas Ltd. 6.400% due 06/28/2054		200	197
Vale SA 0.000% due 12/29/2049 ~(h)	BRL	2,910	184

			2,346

		SHARES
WARRANTS 0.0%
OAS SA - Exp. 01/21/2039 «(k)		131,712	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Brazil (Cost $2,534)		2,346

	PRINCIPAL AMOUNT (000s)
CANADA 2.4%
CORPORATE BONDS & NOTES 2.4%
First Quantum Minerals Ltd.
8.000% due 03/01/2033	$300	308
8.625% due 06/01/2031	300	312
9.375% due 03/01/2029	200	212
Ivanhoe Mines Ltd. 7.875% due 01/23/2030	200	200
Windfall Mining Group, Inc. 5.854% due 05/13/2032	500	511

Total Canada (Cost $1,497)		1,543

CAYMAN ISLANDS 7.4%
CONVERTIBLE BONDS & NOTES 0.5%
Wynn Macau Ltd. 4.500% due 03/07/2029	$300	299

CORPORATE BONDS & NOTES 6.9%
Arabian Centres Sukuk Ltd. 9.500% due 03/06/2029	200	205
China Modern Dairy Holdings Ltd. 2.125% due 07/14/2026	300	292
Esic Sukuk Ltd. 5.831% due 02/14/2029	300	305
FWD Group Holdings Ltd. 8.400% due 04/05/2029	200	205
Greentown China Holdings Ltd. 8.450% due 02/24/2028	200	204
Health & Happiness H&H International Holdings Ltd. 9.125% due 07/24/2028	200	204
IHS Holding Ltd. 8.250% due 11/29/2031	500	506
KFH Sukuk Co. 5.376% due 01/14/2030	200	205
Melco Resorts Finance Ltd. 5.625% due 07/17/2027	350	350
Odebrecht Holdco Finance Ltd. 0.000% due 09/10/2058 (f)	2,121	4
OEC Finance Ltd.
4.375% due 10/25/2029 ^(c)	188	2
5.250% due 12/27/2033 ^(c)	1,264	15
OEC Finance Ltd. 7.125% due 12/26/2046 ^(c)	766	3
QNB Finance Ltd.
2.750% due 02/12/2027	300	292
4.875% due 01/30/2029	300	305
Sable International Finance Ltd. 7.125% due 10/15/2032	400	402
Sands China Ltd.
4.375% due 06/18/2030	300	287
5.400% due 08/08/2028	350	353
Wynn Macau Ltd. 5.500% due 01/15/2026	300	300

		4,439

Total Cayman Islands (Cost $6,714)		4,738

CHILE 3.7%
CORPORATE BONDS & NOTES 3.7%
AES Andes SA 6.300% due 03/15/2029	$200	206
Alfa Desarrollo SpA 4.550% due 09/27/2051	395	291
Banco de Chile 2.990% due 12/09/2031	700	624
Caja de Compensacion de Asignacion Familiar de Los Andes 7.000% due 07/30/2029	200	209
Cencosud SA 5.950% due 05/28/2031	300	310
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	31	31

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Engie Energia Chile SA 6.375% due 04/17/2034		200	208
Latam Airlines Group SA 7.625% due 01/07/2031 (a)		300	302
Telefonica Moviles Chile SA 3.537% due 11/18/2031		300	186

Total Chile (Cost $2,341)			2,367

COLOMBIA 2.6%
CORPORATE BONDS & NOTES 2.3%
Banco Davivienda SA 8.125% due 07/02/2035 •(a)(i)		$300	302
Ecopetrol SA
5.875% due 05/28/2045		350	242
8.875% due 01/13/2033		500	516
Grupo Nutresa SA
8.000% due 05/12/2030		200	210
9.000% due 05/12/2035		200	216

			1,486

SOVEREIGN ISSUES 0.3%
Colombia Government International Bond 8.500% due 04/25/2035		200	208

Total Colombia (Cost $1,823)			1,694

CZECH REPUBLIC 0.9%
CORPORATE BONDS & NOTES 0.9%
EP Infrastructure AS 2.045% due 10/09/2028	EUR	300	339
EPH Financing International AS 6.651% due 11/13/2028		200	256

Total Czech Republic (Cost $503)			595

DOMINICAN REPUBLIC 1.0%
SOVEREIGN ISSUES 1.0%
Dominican Republic Central Bank Notes 13.000% due 12/05/2025	DOP	12,800	215
Dominican Republic International Bond 11.250% due 09/15/2035		24,000	429

Total Dominican Republic (Cost $646)			644

ECUADOR 0.3%
SOVEREIGN ISSUES 0.3%
Ecuador Government International Bond 6.900% due 07/31/2030		$200	174

Total Ecuador (Cost $152)			174

EGYPT 0.9%
SOVEREIGN ISSUES 0.9%
Egypt Government International Bond 21.954% due 03/04/2028	EGP	30,200	601

Total Egypt (Cost $575)			601

FRANCE 0.2%
CORPORATE BONDS & NOTES 0.2%
New Immo Holding SA 2.750% due 11/26/2026	EUR	100	116

Total France (Cost $99)			116

GERMANY 0.4%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Stepstone Group MidCo 2 GmbH 8.608% - 8.651% (TSFR3M + 4.500%) due 12/19/2031		$300	292

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Germany (Cost $297)			292

HONG KONG 2.0%
CORPORATE BONDS & NOTES 2.0%
AIA Group Ltd.
3.600% due 04/09/2029		$300	293
5.625% due 10/25/2027		300	309
Fortune Star BVI Ltd. 3.950% due 10/02/2026	EUR	300	343
GLP China Holdings Ltd. 2.950% due 03/29/2026		$200	189
Lenovo Group Ltd. 3.421% due 11/02/2030		200	187

Total Hong Kong (Cost $1,215)			1,321

INDIA 2.4%
CORPORATE BONDS & NOTES 2.4%
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		$262	235
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		200	198
IIFL Finance Ltd. 8.750% due 07/24/2028		200	201
Piramal Finance Ltd. 7.800% due 01/29/2028		200	201
Reliance Industries Ltd. 2.875% due 01/12/2032		300	267
ReNew Wind Energy AP2 4.500% due 07/14/2028		250	237
Shriram Finance Ltd. 4.150% due 07/18/2025		234	234

Total India (Cost $1,595)			1,573

INDONESIA 1.6%
CORPORATE BONDS & NOTES 1.6%
Bank Mandiri Persero Tbk PT 4.900% due 03/24/2028		$300	302
Freeport Indonesia PT
5.315% due 04/14/2032		500	502
6.200% due 04/14/2052		200	196

Total Indonesia (Cost $950)			1,000

IRELAND 0.7%
CORPORATE BONDS & NOTES 0.3%
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(c)(i)		$900	54
CIMA Finance DAC 2.950% due 09/05/2029		142	131

			185

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	200	237

Total Ireland (Cost $1,244)			422

ISLE OF MAN 0.6%
CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		$400	373

Total Isle of Man (Cost $362)			373

ISRAEL 1.8%
CORPORATE BONDS & NOTES 1.8%
Bank Hapoalim BM 3.255% due 01/21/2032 •(i)		$200	192
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(i)		200	205
Energian Israel Finance Ltd. 5.375% due 03/30/2028		400	382

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

ICL Group Ltd. 6.375% due 05/31/2038		200	202
Israel Electric Corp. Ltd. 4.250% due 08/14/2028		200	195

Total Israel (Cost $1,132)			1,176

IVORY COAST 0.9%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Republic of Cote d'Ivoire 5.403% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	500	587

Total Ivory Coast (Cost $533)			587

JERSEY, CHANNEL ISLANDS 0.3%
CONVERTIBLE BONDS & NOTES 0.3%
Goldman Sachs Finance Corp. International Ltd. 0.000% due 04/04/2028 (f)		$200	212

Total Jersey, Channel Islands (Cost $206)			212

KAZAKHSTAN 2.4%
CORPORATE BONDS & NOTES 2.4%
Kaspi.KZ JSC 6.250% due 03/26/2030		$300	302
KazMunayGas National Co. JSC 6.375% due 10/24/2048		700	648
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		700	624

Total Kazakhstan (Cost $1,485)			1,574

LUXEMBOURG 4.2%
CORPORATE BONDS & NOTES 4.2%
Banco Votorantim SA 5.875% due 04/08/2028		$300	304
Chile Electricity Lux MPC SARL 5.672% due 10/20/2035		600	605
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		300	310
6.510% due 02/23/2042		200	207
MHP Lux SA 6.950% due 04/03/2026		200	187
Millicom International Cellular SA 4.500% due 04/27/2031		300	274
Raizen Fuels Finance SA
5.700% due 01/17/2035		200	187
6.250% due 07/08/2032 (a)		300	298
Saavi Energia SARL 8.875% due 02/10/2035		300	314

Total Luxembourg (Cost $2,629)			2,686

MALAYSIA 0.9%
CORPORATE BONDS & NOTES 0.8%
MISC Capital Two Labuan Ltd. 3.750% due 04/06/2027		$500	493

SOVEREIGN ISSUES 0.1%
Malaysia Government Investment Issue
3.465% due 10/15/2030	MYR	70	17
4.245% due 09/30/2030		70	17

			34

Total Malaysia (Cost $523)			527

MAURITIUS 0.8%
CORPORATE BONDS & NOTES 0.8%
CA Magnum Holdings 5.375% due 10/31/2026		$200	199
Greenko Wind Projects Mauritius Ltd. 7.250% due 09/27/2028		300	303

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Mauritius (Cost $498)		502

MEXICO 4.0%
	SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(d)	172,487	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 4.0%
Alfa SAB de CV 6.875% due 03/25/2044	$200	215
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027	500	494
Banco Mercantil del Norte SA 5.875% due 01/24/2027 •(h)(i)	200	194
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 7.625% due 02/11/2035 •(i)	200	206
Braskem Idesa SAPI 7.450% due 11/15/2029	200	147
Gruma SAB de CV 5.761% due 12/09/2054	200	190
Grupo Televisa SAB 5.250% due 05/24/2049	200	146
Metalsa Sapi De Cv 3.750% due 05/04/2031	300	247
Minera Mexico SA de CV 5.625% due 02/12/2032	300	305
Trust Fibra Uno
6.390% due 01/15/2050	300	251
7.700% due 01/23/2032	200	209

		2,604

Total Mexico (Cost $3,806)		2,604

MOROCCO 1.1%
CORPORATE BONDS & NOTES 1.1%
OCP SA
6.700% due 03/01/2036	$200	201
6.875% due 04/25/2044	500	484

Total Morocco (Cost $678)		685

MULTINATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
JetBlue Airways Corp. 9.875% due 09/20/2031	$200	195

Total Multinational (Cost $211)		195

NETHERLANDS 2.0%
	SHARES
COMMON STOCKS 0.0%
Stichting Administratiekantoor (d)	1,831	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.7%
Arcos Dorados BV 6.125% due 05/27/2029	$200	203
Prosus NV
3.832% due 02/08/2051	200	129
4.987% due 01/19/2052	300	232
Teva Pharmaceutical Finance Netherlands BV 4.100% due 10/01/2046	200	144
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK)	20	13

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

15.000% due 12/31/2044 ^(b)(d) Yinson Bergenia Production BV 8.498% due 01/31/2045 (a)		200	203
Yinson Boronia Production BV 8.947% due 07/31/2042		198	211

			1,135

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
VEON Amsterdam BV 8.531% - 10.750% (TSFR3M + 3.250%) due 03/25/2027 «~		200	200

Total Netherlands (Cost $1,450)			1,335

PAKISTAN 0.3%
SOVEREIGN ISSUES 0.3%
Pakistan Government International Bond 6.000% due 04/08/2026		$200	197

Total Pakistan (Cost $196)			197

PANAMA 0.6%
CORPORATE BONDS & NOTES 0.6%
Telecomunicaciones Digitales SA 4.500% due 01/30/2030		$400	373

Total Panama (Cost $359)			373

PERU 4.3%
CORPORATE BONDS & NOTES 3.8%
Banco de Credito del Peru SA
3.125% due 07/01/2030 •(i)		$400	400
6.450% due 07/30/2035 •		300	306
Banco Internacional del Peru SAA Interbank 3.250% due 10/04/2026		400	394
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	500	147
10.100% due 12/15/2043		500	150
Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.750% due 11/05/2038		$200	212
InRetail Consumer 3.250% due 03/22/2028		200	190
Kallpa Generacion SA 5.875% due 01/30/2032		200	205
Niagara Energy SAC 5.746% due 10/03/2034		300	297
Peru LNG SRL 5.375% due 03/22/2030		167	157

			2,458

SOVEREIGN ISSUES 0.5%
Peru Government International Bond
5.500% due 03/30/2036		200	201
7.300% due 08/12/2033	PEN	400	123

			324

Total Peru (Cost $2,708)			2,782

PHILIPPINES 0.9%
CORPORATE BONDS & NOTES 0.9%
Petron Corp. 5.950% due 04/19/2026 •(h)		$200	199
San Miguel Global Power Holdings Corp.
5.450% due 12/09/2026 •(h)		200	195
8.750% due 06/12/2029 •(h)		200	201

Total Philippines (Cost $502)			595

POLAND 0.3%
CORPORATE BONDS & NOTES 0.3%
ORLEN SA 6.000% due 01/30/2035		$200	206

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Poland (Cost $197)			206

QATAR 0.7%
CORPORATE BONDS & NOTES 0.7%
Nakilat, Inc. 6.067% due 12/31/2033		$231	242
QatarEnergy LNG S3 6.332% due 09/30/2027		209	213

Total Qatar (Cost $468)			455

RUSSIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ALROSA Finance SA 3.100% due 06/25/2027 ^«(c)		$800	48

Total Russia (Cost $805)			48

SAUDI ARABIA 1.7%
CORPORATE BONDS & NOTES 1.4%
Saudi Arabian Oil Co.
4.750% due 06/02/2030		$200	201
5.875% due 07/17/2064		200	183
6.375% due 06/02/2055		500	500

			884

SOVEREIGN ISSUES 0.3%
Saudi Government International Bond 5.125% due 01/13/2028		200	203

Total Saudi Arabia (Cost $1,085)			1,087

SINGAPORE 1.9%
CORPORATE BONDS & NOTES 1.9%
Cathaylife Singapore Pte. Ltd. 5.950% due 07/05/2034		$200	206
Medco Cypress Tree Pte. Ltd. 8.625% due 05/19/2030		250	256
Nanshan Life Pte. Ltd. 5.450% due 09/11/2034		200	188
SingTel Group Treasury Pte. Ltd. 2.375% due 08/28/2029		400	372
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		200	208

Total Singapore (Cost $1,232)			1,230

SOUTH AFRICA 2.0%
CONVERTIBLE BONDS & NOTES 0.6%
Sasol Financing USA LLC 4.500% due 11/08/2027		$400	368

CORPORATE BONDS & NOTES 0.6%
Sasol Financing USA LLC 6.500% due 09/27/2028		400	380

SOVEREIGN ISSUES 0.8%
Republic of South Africa Government International Bond 8.875% due 02/28/2035	ZAR	9,400	496

Total South Africa (Cost $1,224)			1,244

SOUTH KOREA 5.4%
CORPORATE BONDS & NOTES 4.8%
Hanwha Life Insurance Co. Ltd. 6.300% due 06/24/2055 •		$300	309
Kookmin Bank 2.500% due 11/04/2030 (i)(l)		500	447
Korea Southern Power Co. Ltd. 5.375% due 09/21/2026		300	303
LG Energy Solution Ltd.
5.750% due 09/25/2028		200	205
5.875% due 04/02/2035		300	299

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

POSCO 4.875% due 01/23/2027		200	201
Shinhan Bank Co. Ltd. 3.875% due 03/24/2026 (i)		300	298
Shinhan Card Co. Ltd. 2.500% due 01/27/2027		400	388
SK Hynix, Inc. 6.375% due 01/17/2028		200	209
SK On Co. Ltd. 5.375% due 05/11/2026		400	403

			3,062

SOVEREIGN ISSUES 0.6%
Korea Expressway Corp. 5.000% due 05/14/2027		200	203
Korea Housing Finance Corp. 4.875% due 08/27/2027		200	203

			406

Total South Korea (Cost $3,451)			3,468

THAILAND 1.4%
CORPORATE BONDS & NOTES 1.4%
Bangkok Bank PCL 4.300% due 06/15/2027		$400	398
Kasikornbank PCL 3.343% due 10/02/2031 •(i)		500	487

			885

SOVEREIGN ISSUES 0.0%
Thailand Government International Bond
3.300% due 06/17/2038	THB	30	1
3.350% due 06/17/2033		40	1
3.450% due 06/17/2043		20	1

			3

Total Thailand (Cost $863)			888

TRINIDAD AND TOBAGO 0.3%
CORPORATE BONDS & NOTES 0.3%
Trinidad Generation UnLtd. 7.750% due 06/16/2033		$200	207

Total Trinidad and Tobago (Cost $196)			207

TURKEY 2.8%
CORPORATE BONDS & NOTES 2.8%
Akbank TAS 7.498% due 01/20/2030		$500	510
Ford Otomotiv Sanayi AS 7.125% due 04/25/2029		300	301
Mersin Uluslararasi Liman Isletmeciligi AS 8.250% due 11/15/2028		100	104
Turkcell Iletisim Hizmetleri AS 7.450% due 01/24/2030		200	204
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		284	275
Turkiye Is Bankasi AS 7.750% due 06/12/2029		200	205
Yapi ve Kredi Bankasi AS 9.250% due 10/16/2028		200	214

Total Turkey (Cost $1,762)			1,813

UKRAINE 0.2%
SOVEREIGN ISSUES 0.2%
Ukraine Government International Bond
0.000% due 02/01/2030 (g)		$45	22
0.000% due 02/01/2034 (g)		168	65
1.750% due 02/01/2036		52	26

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Ukraine (Cost $104)			113

UNITED ARAB EMIRATES 6.1%
CORPORATE BONDS & NOTES 6.1%
Abu Dhabi Commercial Bank PJSC 3.500% due 03/31/2027		$400	394
Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		200	200
5.000% due 05/06/2035		200	200
Emirates NBD Bank PJSC 5.875% due 10/11/2028		250	261
First Abu Dhabi Bank PJSC 4.774% due 06/06/2028 (l)		900	909
Kuwait Projects Co. SPC Ltd. 4.500% due 02/23/2027		300	285
Masdar Abu Dhabi Future Energy Co. 4.875% due 07/25/2033		700	694
NBK SPC Ltd. 1.625% due 09/15/2027 •		1,000	964

Total United Arab Emirates (Cost $3,867)			3,907

UNITED KINGDOM 5.3%
CORPORATE BONDS & NOTES 5.1%
Anglo American Capital PLC 5.500% due 05/02/2033		$500	510
Antofagasta PLC 6.250% due 05/02/2034		200	210
Avianca Midco PLC 9.000% due 12/01/2028		400	380
Azule Energy Finance PLC 8.125% due 01/23/2030		450	446
Endeavour Mining PLC 7.000% due 05/28/2030		250	251
Fresnillo PLC 4.250% due 10/02/2050		200	146
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		200	142
Standard Chartered PLC 7.767% due 11/16/2028 •		200	214
Vedanta Resources Finance PLC
9.475% due 07/24/2030		200	199
10.875% due 09/17/2029		200	208
WE Soda Investments Holding PLC
9.375% due 02/14/2031		200	209
9.500% due 10/06/2028		350	366

			3,281

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding PLC 5.161% due 01/17/2059 •	GBP	71	98
Rochester Financing PLC 4.939% due 12/18/2044 •		39	53

			151

Total United Kingdom (Cost $3,341)			3,432

UNITED STATES 8.5%
ASSET-BACKED SECURITIES 0.3%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		$193	96
Countrywide Asset-Backed Certificates Trust 4.874% due 09/25/2037 •		13	13
NovaStar Mortgage Funding Trust 4.634% due 09/25/2037 •		61	60

			169

CORPORATE BONDS & NOTES 3.9%
Bimbo Bakeries USA, Inc. 6.050% due 01/15/2029		200	209
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		200	204
Invepar Holdings LLC 1.000% due 12/31/2049 (k)		158	0
Kosmos Energy Ltd. 8.750% due 10/01/2031		400	297
Las Vegas Sands Corp.
3.900% due 08/08/2029		400	381

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.000% due 08/15/2029		500	514
Rio Oil Finance Trust
8.200% due 04/06/2028		222	232
9.750% due 01/06/2027		167	172
Southern Copper Corp. 7.500% due 07/27/2035		200	230
Stillwater Mining Co. 4.000% due 11/16/2026		300	293

			2,532

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.664% due 10/25/2035 •		201	194
Citigroup Mortgage Loan Trust 5.054% due 08/25/2036 ~		132	120

			314

U.S. GOVERNMENT AGENCIES 2.9%
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2055		250	233
4.500% due 08/01/2055		250	239
5.000% due 08/01/2055		1,200	1,175
5.500% due 08/01/2055		250	250

			1,897

U.S. TREASURY OBLIGATIONS 0.9%
U.S. Treasury Bonds
1.375% due 11/15/2040		900	574

Total United States (Cost $5,909)			5,486

UZBEKISTAN 0.3%
CORPORATE BONDS & NOTES 0.3%
Uzbek Industrial & Construction Bank ATB 21.000% due 07/24/2027	UZS	2,500,000	200

Total Uzbekistan (Cost $199)			200

VIRGIN ISLANDS (BRITISH) 0.6%
CORPORATE BONDS & NOTES 0.6%
Gerdau Trade, Inc. 5.750% due 06/09/2035		$300	301
NWD Finance BVI Ltd. 5.250% due 03/22/2026 (h)		200	57
OAS Restructuring BVI Ltd. 5.000% due 03/31/2035 «	BRL	356	3

Total Virgin Islands (British) (Cost $484)			361

		SHARES
SHORT-TERM INSTRUMENTS 1.8%
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (j)		314,712	315

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 1.3%
29.404% due 08/19/2025 - 06/29/2026 (e)(f)	NGN	1,466,470	831

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $1,120)		1,146

Total Investments in Securities (Cost $67,629)		62,994

	SHARES
INVESTMENTS IN AFFILIATES 5.2%
SHORT-TERM INSTRUMENTS 5.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.2%
PIMCO Short-Term Floating NAV Portfolio III	341,283	3,323

Total Short-Term Instruments (Cost $3,322)		3,323

Total Investments in Affiliates (Cost $3,322)		3,323

Total Investments 103.0% (Cost $70,951)		$66,317
Financial Derivative Instruments (m)(n) (0.2)%(Cost or Premiums, net $197)		(129)
Other Assets and Liabilities, net (2.8)%		(1,828)

Net Assets 100.0%		$64,360

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				When-issued security.
(b)				Payment in-kind security.
(c)				Security is not accruing income as of the date of this report.
(d)				Security did not produce income within the last twelve months.
(e)				Coupon represents a weighted average yield to maturity.
(f)				Zero coupon security.
(g)				Security becomes interest bearing at a future date.
(h)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)				Contingent convertible security.
(j)				Coupon represents a 7-Day Yield.
(k)				RESTRICTED SECURITIES:
Issuer Description			Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Invepar Holdings LLC 1.000% due 12/31/2049			11/16/2018	$0	$0	0.00%
OAS SA - Exp. 01/21/2039			04/30/2019	0	0	0.00

				$0	$0	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	4.450%		12/24/2024	TBD(2)	$(403)	$(413)
	4.550		12/24/2024	TBD(2)	(846)	(866)

Total Reverse Repurchase Agreements						$(1,279)

(l)				Securities with an aggregate market value of $1,356 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(1,251) at a weighted average interest rate of 4.515%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(m)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2025	74	$8,066	$86	$10	$0
U.S. Treasury 10-Year Note September Futures	09/2025	28	3,140	54	9	0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

United Kingdom Long Gilt September Futures				09/2025	3		383	7		0	(1)

								$147		$19	$(1)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2025	2		$(229)	$(6)		$0	$(1)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2025	2		(238)	(7)		0	(3)

								$(13)		$0	$(4)

Total Futures Contracts								$134		$19	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.EM-41 5-Year Index	1.000%	Quarterly		06/20/2029		$900	$(27)	$19	$(8)	$2	$0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		200	(5)	2	(3)	0	0
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		100	5	3	8	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		2,700	35	26	61	2	0
CDX.iTraxx Crossover 43 5-Year Index	5.000	Quarterly		06/20/2030	EUR	180	16	4	20	1	0
CDX.iTraxx Main 43 5-Year Index	1.000	Quarterly		06/20/2030		1,200	26	4	30	1	0

							$50	$58	$108	$6	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	400	$(11)	$6	$(5)	$0	$0
Pay(4)	1-Day THB-THOR Compounded-OIS	1.500	Quarterly	09/17/2027	THB	6,110	(1)	2	1	0	0
Receive(4)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030		3,560	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2029		$1,800	34	(24)	10	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		1,400	(14)	33	19	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		1,700	44	(26)	18	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		400	10	(7)	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		400	13	(1)	12	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		500	13	(11)	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		300	15	(4)	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	18	4	22	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		200	(11)	27	16	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	34	1	35	0	(2)
Pay	1-Year BRL-CDI	12.131	Maturity	01/04/2027	BRL	3,500	27	(42)	(15)	1	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	6,800	3	7	10	0	(1)
Receive(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	800	9	(7)	2	1	0
Receive(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		200	5	3	8	0	0
Pay(4)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		30	(1)	(3)	(4)	0	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030	HUF	184,600	(6)	1	(5)	1	0
Pay	28-Day MXN-TIIE	8.207	Lunar	12/08/2025	MXN	3,700	0	0	0	0	0
Pay(4)	28-Day MXN-TIIE	8.207	Lunar	06/19/2028		3,700	0	2	2	0	0

							$180	$(42)	$138	$10	$(12)

Total Swap Agreements							$230	$16	$246	$16	$(12)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Cash of $675 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)					This instrument has a forward starting effective date.
(n)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	NZD	39		$24	$0	$0
	08/2025	CNH	423		59	0	0
	08/2025		$24	NZD	39	0	0
BOA	07/2025	DOP	7,782		$130	0	0
	07/2025	EUR	2,027		2,305	0	(83)
	07/2025	IDR	2,054,794		126	0	(1)
	07/2025	MYR	135		32	0	0
	07/2025	PEN	528		145	0	(4)
	07/2025		$91	CAD	124	0	0
	07/2025		91	CHF	74	2	0
	08/2025	TWD	10		$0	0	0
	08/2025		$71	CNH	507	0	0
BPS	07/2025	THB	44		$1	0	0
	07/2025	TWD	1,431		44	0	(5)
	07/2025		$12	IDR	192,259	0	0
	07/2025		25	THB	809	0	0
	08/2025	CNH	375		$52	0	0
	08/2025	CZK	84		4	0	0
	08/2025	INR	534		6	0	0
	08/2025	TWD	1,220		37	0	(5)
	08/2025		$71	CNH	505	0	0
	08/2025		0	THB	1	0	0
	09/2025	ILS	994		$272	0	(24)
BRC	07/2025	EUR	24		27	0	(1)
	07/2025	ILS	584		173	0	0
	07/2025	PLN	618		166	0	(6)
	07/2025	TRY	1,457		36	0	(1)
	07/2025		$154	AUD	236	2	0
	07/2025		247	GBP	182	3	0
	07/2025		349	ILS	1,215	12	0
	07/2025		3	JPY	410	0	0
	07/2025		10	PLN	38	0	0
	07/2025		353	TRY	15,576	35	0
	07/2025	ZAR	6,388		$353	0	(7)
	08/2025	CZK	828		37	0	(2)
	08/2025	GBP	133		181	0	(2)
	08/2025		$56	TRY	2,327	1	0
BSH	07/2025		148	PEN	527	1	0
	09/2025	PEN	689		$192	0	(3)
CBK	07/2025	KRW	130,465		95	0	(1)
	07/2025	SEK	280		30	0	0
	07/2025	THB	434		13	0	0
	07/2025	TWD	2,576		79	0	(10)
	07/2025		$21	IDR	348,000	0	0
	07/2025		3	KRW	4,415	0	0
	07/2025		4	THB	134	0	0
	07/2025		168	TWD	4,995	4	0
	08/2025	EGP	322		$6	0	0
	08/2025	INR	3,086		36	0	0
	08/2025	TWD	3,013		93	0	(12)
	08/2025		$55	CNH	397	1	0
	08/2025		2	INR	177	0	0
	09/2025	ILS	795		$213	0	(24)
	09/2025	PEN	984		269	0	(8)
	09/2025		$77	KZT	39,696	0	(2)
DUB	07/2025		2,379	EUR	2,051	37	0
	07/2025		170	ILS	590	5	0
	08/2025	EUR	2,046		$2,379	0	(37)
	08/2025	INR	1,839		21	0	0
	09/2025		$57	KZT	29,246	0	(2)
	09/2025		0	MXN	9	0	0
	10/2025	EGP	618		$11	0	(1)
	12/2025		$23	KZT	12,208	0	(1)
FAR	07/2025	AUD	237		$153	0	(3)

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	CHF	76	92	0	(4)
07/2025	PLN	40	11	0	0
07/2025	$101	JPY	14,486	0	0
08/2025	CNH	395	$55	0	0
08/2025	INR	881	10	0	0
09/2025	MXN	7,574	389	0	(11)
GLM	07/2025	DOP	11,611	196	2	0
07/2025	MYR	35	8	0	0
07/2025	TWD	829	25	0	(3)
07/2025	$5	IDR	82,388	0	0
08/2025	DOP	535	$9	0	0
08/2025	HUF	3,851	11	0	(1)
09/2025	DOP	2,866	48	1	0
09/2025	$68	DOP	4,388	4	0
11/2025	DOP	2,961	$49	1	0
IND	07/2025	$30	SEK	280	0	0
08/2025	SEK	280	$30	0	0
JPM	07/2025	KRW	10,864	8	0	0
07/2025	PHP	231	4	0	0
07/2025	PLN	72	19	0	(1)
07/2025	SGD	13	10	0	0
07/2025	TWD	1,448	45	0	(5)
07/2025	$23	NZD	39	1	0
07/2025	108	PLN	406	4	0
07/2025	23	TWD	684	1	0
07/2025	ZAR	1,419	$79	0	(1)
08/2025	CNH	401	56	0	0
08/2025	INR	595	7	0	0
08/2025	TWD	1,914	59	0	(8)
08/2025	$71	CNH	504	0	0
MBC	07/2025	CAD	125	$91	0	(1)
07/2025	HKD	42	5	0	0
07/2025	PHP	214	4	0	0
07/2025	SGD	30	24	0	0
07/2025	THB	216	7	0	0
07/2025	TWD	708	22	0	(3)
07/2025	$129	ILS	458	7	0
07/2025	3	JPY	466	0	0
07/2025	78	PLN	290	3	0
07/2025	24	SGD	32	0	0
07/2025	6	THB	200	0	0
08/2025	SGD	31	$24	0	0
08/2025	TWD	676	21	0	(3)
08/2025	$40	CNH	292	1	0
08/2025	7	EGP	361	1	0
MYI	07/2025	PLN	0	$0	0	0
07/2025	$2	JPY	327	0	0
08/2025	CNH	403	$56	0	0
10/2026	$96	AZN	171	1	0
10/2027	191	352	0	(1)
NGF	07/2025	60	IDR	986,101	0	0
RYL	07/2025	JPY	15,700	$109	0	0
08/2025	HUF	6,803	19	0	(1)
SCX	07/2025	$24	IDR	383,165	0	0
07/2025	3	ILS	9	0	0
07/2025	5	SGD	6	0	0
07/2025	185	TWD	5,460	3	0
08/2025	CNH	694	$97	0	0
08/2025	INR	617	7	0	0
08/2025	SGD	6	5	0	0
08/2025	TWD	404	12	0	(2)
08/2025	$61	CNH	438	1	0
10/2025	43	NGN	74,950	4	0
SOG	08/2025	HUF	182	$1	0	0
SSB	07/2025	GBP	182	246	0	(3)
08/2025	$106	TWD	3,070	1	0
UAG	07/2025	$31	CLP	28,728	0	0
07/2025	25	ILS	89	2	0
08/2025	21	TRY	947	2	0
11/2025	24	1,122	1	0

Total Forward Foreign Currency Contracts	$144	$(293)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC CDX.IG-44 5-Year Index	Buy	0.700%	08/20/2025	17,600	$20	$6

Total Purchased Options	$20	$6

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC CDX.IG-44 5-Year Index	Sell	0.950%	08/20/2025	17,600	$(8)	$(3)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Put - OTC USD versus TRY	TRY	39.750	08/11/2025	134	$(4)	$0
Call - OTC USD versus TRY	51.750	08/11/2025	134	(3)	(1)
Put - OTC USD versus TRY	41.600	11/12/2025	140	(5)	(1)
Call - OTC USD versus TRY	56.900	11/12/2025	140	(4)	(2)

$(16)	$(4)

Total Written Options	$(24)	$(7)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Korea International Bond	(1.000)%	Quarterly	12/20/2034	0.343%	$350	$(17)	$(1)	$0	$(18)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Indonesia Government International Bond	1.000%	Quarterly	06/20/2030	0.778%	$100	$1	$0	$1	$0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	150	1	0	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.620	100	0	1	1	0
Romania Government International Bond	1.000	Quarterly	12/20/2025	0.758	450	1	0	1	0
BRC	America Movil SAB de CV	1.000	Quarterly	12/20/2025	0.254	800	(20)	22	2	0
Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	100	0	1	1	0
DBL	Ping An Insurance (Group)	1.000	Quarterly	06/20/2028	1.124	300	(1)	0	0	(1)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	229	0	1	1	0
GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778	100	0	1	1	0
Israel Government International Bond	1.000	Quarterly	12/20/2025	0.425	300	1	0	1	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	0.498	100	0	1	1	0
JPM	Alibaba Group Holding Ltd.	1.000	Quarterly	06/20/2029	0.699	1,000	5	6	11	0

$(12)	$33	$22	$(1)

Total Swap Agreements	$(29)	$32	$22	$(19)

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Argentina
Corporate Bonds & Notes	$0	$817	$0	$817
Sovereign Issues	0	4	0	4
Austria
Corporate Bonds & Notes	0	211	0	211
Azerbaijan
Corporate Bonds & Notes	0	842	0	842
Brazil
Corporate Bonds & Notes	0	2,346	0	2,346
Canada
Corporate Bonds & Notes	0	1,543	0	1,543
Cayman Islands
Convertible Bonds & Notes	0	299	0	299
Corporate Bonds & Notes	0	4,439	0	4,439
Chile
Corporate Bonds & Notes	0	2,367	0	2,367
Colombia
Corporate Bonds & Notes	0	1,486	0	1,486
Sovereign Issues	0	208	0	208
Czech Republic
Corporate Bonds & Notes	0	595	0	595
Dominican Republic
Sovereign Issues	0	644	0	644
Ecuador
Sovereign Issues	0	174	0	174
Egypt
Sovereign Issues	0	601	0	601
France
Corporate Bonds & Notes	0	116	0	116
Germany
Loan Participations and Assignments	0	292	0	292
Hong Kong
Corporate Bonds & Notes	0	1,321	0	1,321
India
Corporate Bonds & Notes	0	1,573	0	1,573
Indonesia
Corporate Bonds & Notes	0	1,000	0	1,000
Ireland
Corporate Bonds & Notes	0	131	54	185
Loan Participations and Assignments	0	0	237	237
Isle of Man
Corporate Bonds & Notes	0	373	0	373
Israel
Corporate Bonds & Notes	0	1,176	0	1,176
Ivory Coast
Loan Participations and Assignments	0	0	587	587
Jersey, Channel Islands
Convertible Bonds & Notes	0	212	0	212
Kazakhstan
Corporate Bonds & Notes	0	1,574	0	1,574
Luxembourg
Corporate Bonds & Notes	0	2,686	0	2,686
Malaysia
Corporate Bonds & Notes	0	493	0	493
Sovereign Issues	0	34	0	34
Mauritius
Corporate Bonds & Notes	0	502	0	502
Mexico
Corporate Bonds & Notes	0	2,604	0	2,604
Morocco
Corporate Bonds & Notes	0	685	0	685
Multinational
Corporate Bonds & Notes	0	195	0	195
Netherlands
Corporate Bonds & Notes	0	1,135	0	1,135
Loan Participations and Assignments	0	0	200	200
Pakistan
Sovereign Issues	0	197	0	197
Panama
Corporate Bonds & Notes	0	373	0	373
Peru
Corporate Bonds & Notes	0	2,311	147	2,458
Sovereign Issues	0	324	0	324
Philippines

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Corporate Bonds & Notes	0	595	0	595
Poland
Corporate Bonds & Notes	0	206	0	206
Qatar
Corporate Bonds & Notes	0	455	0	455
Russia
Corporate Bonds & Notes	0	0	48	48
Saudi Arabia
Corporate Bonds & Notes	0	884	0	884
Sovereign Issues	0	203	0	203
Singapore
Corporate Bonds & Notes	0	1,230	0	1,230
South Africa
Convertible Bonds & Notes	0	368	0	368
Corporate Bonds & Notes	0	380	0	380
Sovereign Issues	0	496	0	496
South Korea
Corporate Bonds & Notes	0	3,062	0	3,062
Sovereign Issues	0	406	0	406
Thailand
Corporate Bonds & Notes	0	885	0	885
Sovereign Issues	0	3	0	3
Trinidad and Tobago
Corporate Bonds & Notes	0	207	0	207
Turkey
Corporate Bonds & Notes	0	1,813	0	1,813
Ukraine
Sovereign Issues	0	113	0	113
United Arab Emirates
Corporate Bonds & Notes	0	3,907	0	3,907
United Kingdom
Corporate Bonds & Notes	0	3,281	0	3,281
Non-Agency Mortgage-Backed Securities	0	151	0	151
United States
Asset-Backed Securities	0	169	0	169
Corporate Bonds & Notes	0	2,532	0	2,532
Non-Agency Mortgage-Backed Securities	0	314	0	314
U.S. Government Agencies	0	1,897	0	1,897
U.S. Treasury Obligations	0	574	0	574
Uzbekistan
Corporate Bonds & Notes	0	200	0	200
Virgin Islands (British)
Corporate Bonds & Notes	0	358	3	361
Short-Term Instruments
Mutual Funds	0	315	0	315
Nigeria Treasury Bills	0	831	0	831

$0	$61,718	$1,276	$62,994
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,323	$0	$0	$3,323

Total Investments	$3,323	$61,718	$1,276	$66,317

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	35	0	35
Over the counter	0	171	1	172

$0	$206	$1	$207
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(16)	0	(17)
Over the counter	0	(319)	0	(319)

$(1)	$(335)	$0	$(336)

Total Financial Derivative Instruments	$(1)	$(129)	$1	$(129)

Totals	$3,322	$61,589	$1,277	$66,188

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Ireland
Corporate Bonds & Notes	$54	$0	$0	$0	$0	$0	$0	$0	$54	$0

Schedule of Investments PIMCO Emerging Markets Corporate Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Loan Participations and Assignments	216	0	0	0	0	21	0	0	237	21
Ivory Coast
Loan Participations and Assignments	537	0	0	0	0	50	0	0	587	50
Netherlands
Common Stocks	2	1	(1)	0	0	(2)	0	0	0	0
Loan Participations and Assignments	197	0	0	0	0	3	0	0	200	3
Peru
Corporate Bonds & Notes	0	138	0	0	0	9	0	0	147	9
Russia
Corporate Bonds & Notes	48	0	0	(1)	0	1	0	0	48	1
Virgin Islands (British)
Corporate Bonds & Notes	3	0	0	0	0	0	0	0	3	0

	$1,057	$139	$(1)	$(1)	$0	$82	$0	$0	$1,276	$84
Financial Derivative Instruments - Assets
Over the counter	$2	$0	$0	$0	$0	$(1)	$0	$0	$1	$0

Totals	$1,059	$139	$(1)	$(1)	$0	$81	$0	$0	$1,277	$84

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Corporate Bonds & Notes		$54	Third Party Vendor			Expected Recovery			6.000	—
Loan Participations and Assignments		237	Discounted Cash Flow			Discount Rate			3.327	—
Ivory Coast
Loan Participations and Assignments		587	Discounted Cash Flow			Discount Rate			6.258	—
Netherlands
Loan Participations and Assignments		200	Discounted Cash Flow			Discount Rate			7.815	—
Peru
Corporate Bonds & Notes		147	Proxy Pricing			Base Price			104.175	—
Russia
Corporate Bonds & Notes		48	Third Party Vendor			Expected Recovery			6.000	—
Virgin Islands (British)
Corporate Bonds & Notes		3	Expected Recovery			Price		BRL	4.985	—
Financial Derivative Instruments - Assets
Over the counter		1	Indicative Market Quotation			Broker Quote			0.197	—

Total		$1,277

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.4% ¤
AZERBAIJAN 0.6%
CORPORATE BONDS & NOTES 0.6%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$700	$696
Southern Gas Corridor CJSC 6.875% due 03/24/2026		3,700	3,753

Total Azerbaijan (Cost $4,424)			4,449

BRAZIL 15.8%
CORPORATE BONDS & NOTES 0.5%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	42,000	2,246
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	27,540	1,738

			3,984

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Oi SA TBD% due 12/30/2050 «		$2,583	26

SOVEREIGN ISSUES 15.3%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (e)	BRL	632,200	112,239
0.000% due 07/01/2028 (e)		3,000	382

			112,621

Total Brazil (Cost $112,078)			116,631

CAYMAN ISLANDS 0.3%
CORPORATE BONDS & NOTES 0.1%
Fish Pond Re Ltd. 8.328% due 01/08/2027 ~		$250	254
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (e)		10	9
Kaisa Group Holdings Ltd. 11.700% due 11/11/2025 ^(c)		1,100	49
Red Dorsal Finance Ltd. 5.875% due 10/12/2031		494	489
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(b)(c)		20	2
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(b)(c)		20	3
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(b)(c)		40	5
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(b)(c)		61	8
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(b)(c)		61	8
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(b)(c)		29	4

			831

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Ziraat 7.418% (TSFR3M + 3.100%) due 06/15/2034 «		1,400	1,392

Total Cayman Islands (Cost $2,638)			2,223

CHILE 1.6%
SOVEREIGN ISSUES 1.6%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	1,720,000	1,788

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

5.000% due 10/01/2028		840,000	901
5.000% due 03/01/2035		615,000	631
5.800% due 10/01/2029		7,465,000	8,162
Chile Government International Bond 4.850% due 01/22/2029		$600	609

Total Chile (Cost $11,923)			12,091

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
China Government International Bond 2.750% due 02/17/2032	CNY	3,920	586

Total China (Cost $542)			586

COLOMBIA 1.5%
SOVEREIGN ISSUES 1.5%
Colombian TES
6.250% due 07/09/2036	COP	3,896,000	616
7.000% due 06/30/2032		1,629,100	306
7.250% due 10/18/2034		9,938,000	1,775
11.000% due 08/22/2029		8,483,000	2,073
12.750% due 11/28/2040		6,198,000	1,511
13.250% due 02/09/2033		17,153,500	4,396

Total Colombia (Cost $10,377)			10,677

CZECH REPUBLIC 0.8%
CORPORATE BONDS & NOTES 0.3%
EP Infrastructure AS 1.816% due 03/02/2031	EUR	2,000	2,112

SOVEREIGN ISSUES 0.5%
Czech Republic Government International Bond
2.000% due 10/13/2033	CZK	42,000	1,708
2.500% due 08/25/2028		4,000	184
5.000% due 09/30/2030		27,900	1,405

			3,297

Total Czech Republic (Cost $4,769)			5,409

DOMINICAN REPUBLIC 3.4%
SOVEREIGN ISSUES 3.4%
Dominican Republic Central Bank Notes
13.000% due 12/05/2025	DOP	169,000	2,832
13.000% due 01/30/2026		35,180	589
Dominican Republic International Bond
9.750% due 06/05/2026		34	1
10.500% due 03/15/2037		816,850	13,970
10.750% due 06/01/2036		324,900	5,647
11.250% due 09/15/2035		34,150	610
13.625% due 02/03/2033		52,700	1,042

Total Dominican Republic (Cost $23,786)			24,691

ECUADOR 0.3%
SOVEREIGN ISSUES 0.3%
Ecuador Government International Bond
0.000% due 07/31/2030 (e)		$90	65
5.000% due 07/31/2040		20	13
5.500% due 07/31/2035		683	499
6.900% due 07/31/2030		1,474	1,282

Total Ecuador (Cost $1,263)			1,859

EGYPT 1.7%
SOVEREIGN ISSUES 1.7%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	900	1,068
21.954% due 03/04/2028	EGP	564,900	11,236

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Total Egypt (Cost $11,717)			12,304

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
New Immo Holding SA 2.750% due 11/26/2026	EUR	200	232

Total France (Cost $198)			232

GERMANY 0.8%
CORPORATE BONDS & NOTES 0.5%
Deutsche Bank AG 8.010% due 07/18/2034 «	INR	325,000	3,930

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Stepstone Group MidCo 2 GmbH 6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	1,900	2,199

Total Germany (Cost $5,787)			6,129

GHANA 0.3%
SOVEREIGN ISSUES 0.3%
Ghana Government International Bond
8.350% due 02/16/2027	GHS	13,218	1,096
8.950% due 02/11/2031		17,693	1,090
10.000% due 08/17/2027		187	15

Total Ghana (Cost $1,307)			2,201

HUNGARY 0.3%
SOVEREIGN ISSUES 0.3%
Hungary Government International Bond
3.000% due 08/21/2030	HUF	416,000	1,049
4.750% due 11/24/2032		227,700	596
7.000% due 10/24/2035		298,700	879

Total Hungary (Cost $2,418)			2,524

INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond 6.750% due 07/15/2035	IDR	5,660,000	352

Total Indonesia (Cost $348)			352

IRELAND 0.6%
ASSET-BACKED SECURITIES 0.1%
OAK Hill European Credit Partners DAC 2.976% due 10/20/2031 •	EUR	712	838

CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029		$711	654

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	2,600	3,085

Total Ireland (Cost $4,305)			4,577

ISRAEL 5.3%
SOVEREIGN ISSUES 5.3%
Israel Government International Bond
0.500% due 02/27/2026	ILS	4,200	1,219
1.750% due 08/31/2025		121,900	36,043
5.375% due 02/19/2030		$1,400	1,428

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Total Israel (Cost $35,078)			38,690

IVORY COAST 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Cote d'Ivoire 5.403% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	2,700	3,169

SOVEREIGN ISSUES 0.1%
Ivory Coast Government International Bond
4.875% due 01/30/2032		497	525
5.250% due 03/22/2030		100	113

			638

Total Ivory Coast (Cost $3,437)			3,807

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	63	74

Total Jersey, Channel Islands (Cost $65)			74

KAZAKHSTAN 0.1%
SOVEREIGN ISSUES 0.1%
Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	244,000	451
13.489% due 05/23/2028		190,000	334

Total Kazakhstan (Cost $874)			785

LUXEMBOURG 0.1%
CORPORATE BONDS & NOTES 0.1%
Raizen Fuels Finance SA 6.250% due 07/08/2032 (a)		$1,000	994

Total Luxembourg (Cost $988)			994

MALAYSIA 7.0%
SOVEREIGN ISSUES 7.0%
Malaysia Government International Bond 3.899% due 11/16/2027	MYR	212,230	51,368

Total Malaysia (Cost $50,917)			51,368

MEXICO 4.3%
SOVEREIGN ISSUES 4.3%
Mexican Bonos
7.500% due 05/26/2033	MXN	58,000	2,832
7.750% due 05/29/2031		12,000	611
8.500% due 03/02/2028		294,000	15,727
8.500% due 03/01/2029		73,000	3,885
8.500% due 11/18/2038		50,700	2,490
Mexican Udibonos 3.000% due 12/03/2026 (h)		100,395	5,240
Mexico Government International Bond
5.850% due 07/02/2032 (a)		$500	507
6.625% due 01/29/2038 (a)		500	508

Total Mexico (Cost $29,416)			31,800

NAMIBIA 0.4%
SOVEREIGN ISSUES 0.4%
Namibia Government International Bond 5.250% due 10/29/2025		$3,200	3,177

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Total Namibia (Cost $3,192)			3,177

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.4%
JAB Holdings BV 4.500% due 04/08/2052		$4,200	3,194

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
VEON Amsterdam BV 8.531% - 10.750% (TSFR3M + 3.250%) due 03/25/2027 «~		1,400	1,400

Total Netherlands (Cost $4,605)			4,594

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
7.900% due 02/09/2031	PYG	11,311,000	1,373
8.500% due 03/04/2035		13,881,000	1,698

Total Paraguay (Cost $3,296)			3,071

PERU 2.4%
CORPORATE BONDS & NOTES 0.9%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	4,900	1,444
10.100% due 12/15/2043		17,500	5,249

			6,693

SOVEREIGN ISSUES 1.5%
Peru Government International Bond
6.150% due 08/12/2032		12,000	3,504
6.850% due 08/12/2035		8,600	2,507
6.950% due 08/12/2031		16,080	4,936

			10,947

Total Peru (Cost $16,125)			17,640

PHILIPPINES 2.1%
SOVEREIGN ISSUES 2.1%
Philippines Government International Bond
6.250% due 02/28/2029	PHP	658,630	11,882
6.250% due 01/14/2036		40,000	695
6.375% due 04/28/2035		121,900	2,183
6.500% due 05/19/2029		54,490	990

Total Philippines (Cost $15,161)			15,750

POLAND 1.7%
SOVEREIGN ISSUES 1.7%
Republic of Poland Government International Bond
2.750% due 10/25/2029	PLN	13,100	3,353
4.750% due 07/25/2029		29,600	8,206
6.000% due 10/25/2033		3,500	1,011

Total Poland (Cost $11,338)			12,570

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 1.375% due 09/12/2026		$800	772

Total Qatar (Cost $768)			772

ROMANIA 0.1%
SOVEREIGN ISSUES 0.1%
Romania Government International Bond
4.250% due 04/28/2036	RON	2,600	469
4.750% due 10/11/2034		200	38

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Total Romania (Cost $444)			507

SERBIA 0.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Tesler 1.000% due 05/21/2028	EUR	1,000	1,165

SOVEREIGN ISSUES 0.3%
Serbia Treasury Bonds 5.250% due 07/27/2035	RSD	185,500	1,870

Total Serbia (Cost $2,816)			3,035

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		$600	624

Total Singapore (Cost $590)			624

SOUTH AFRICA 4.7%
CORPORATE BONDS & NOTES 0.1%
Transnet SOC Ltd. 10.000% due 03/30/2029	ZAR	15,000	798

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Transnet SOC Ltd. 11.558% (JIBA3M + 4.000%) due 03/02/2028 «~		22,200	1,244

SOVEREIGN ISSUES 4.4%
Republic of South Africa Government International Bond
6.250% due 03/31/2036		55,400	2,333
7.000% due 02/28/2031		404,700	21,030
8.000% due 01/31/2030		61,900	3,438
8.875% due 02/28/2035		37,700	1,989
10.500% due 12/21/2026		58,600	3,434

			32,224

Total South Africa (Cost $32,372)			34,266

SOUTH KOREA 3.0%
SOVEREIGN ISSUES 3.0%
Korea Government International Bond 2.625% due 03/10/2027	KRW	29,774,110	22,140

Total South Korea (Cost $21,941)			22,140

SUPRANATIONAL 2.8%
CORPORATE BONDS & NOTES 2.8%
Asian Development Bank 6.720% due 02/08/2028	INR	783,550	9,232
European Investment Bank
2.875% due 11/15/2029	PLN	18,800	4,783
6.950% due 03/01/2029	INR	520,300	6,151
Inter-American Development Bank 7.000% due 01/25/2029		34,000	402

Total Supranational (Cost $20,416)			20,568

TURKEY 2.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
SOCAR Turkey Enerji AS 5.931% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	2,500	2,940
Turkiye Vakiflar Bankasi TAO 5.001% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,182

			4,122

SOVEREIGN ISSUES 1.7%
Turkiye Government International Bond
37.000% due 02/18/2026	TRY	293,900	7,243

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

49.053% due 05/20/2026 ~		5,900	149
49.053% due 08/19/2026 ~		5,300	134
49.053% due 05/17/2028 ~		190,000	4,628

			12,154

Total Turkey (Cost $17,442)			16,276

UGANDA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Uganda Government International Bond
14.375% due 02/03/2033	UGX	3,094,000	777
15.000% due 06/18/2043		594,400	143
15.800% due 06/23/2039		5,247,100	1,345

Total Uganda (Cost $2,228)			2,265

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
0.000% due 02/01/2034 (g)		$365	142
0.000% due 02/01/2035 (g)		308	146
0.000% due 02/01/2036 (g)		257	121
0.000% due 08/01/2041		40	29
1.750% due 02/01/2029		187	116
1.750% due 02/01/2036		564	282

Total Ukraine (Cost $784)			836

UNITED KINGDOM 1.2%
CORPORATE BONDS & NOTES 0.8%
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		$6,700	4,768
Standard Chartered Bank
0.000% due 11/03/2025 «(e)	PKR	148,400	464
0.000% due 12/01/2025 «(e)		165,100	513

			5,745

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Canada Square Funding PLC 5.161% due 01/17/2059 •	GBP	356	490
Rochester Financing PLC 4.939% due 12/18/2044 •		311	427
Tower Bridge Funding PLC 4.960% due 12/20/2063 •		128	176
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (e)		0	1,547

			2,640

Total United Kingdom (Cost $7,847)			8,385

UNITED STATES 2.3%
ASSET-BACKED SECURITIES 0.8%
Bear Stearns Asset-Backed Securities Trust 5.199% due 07/25/2036 ~		$1	1
Citigroup Mortgage Loan Trust 4.494% due 07/25/2045 •		65	45
Countrywide Asset-Backed Certificates Trust 4.624% due 11/25/2037 •		921	876
Credit-Based Asset Servicing & Securitization LLC 4.554% due 07/25/2037 •		20	13
Fremont Home Loan Trust 4.734% due 10/25/2036 •		2,753	1,101
GE-WMC Mortgage Securities Trust 4.514% due 08/25/2036 •		21	9
GSAMP Trust 4.504% due 12/25/2036 •		76	38
HSI Asset Loan Obligation Trust 4.554% due 12/25/2036 •		31	9
JP Morgan Mortgage Acquisition Corp. 4.944% due 02/25/2036 •		196	194
MASTR Asset-Backed Securities Trust 4.534% due 01/25/2037 •		163	46
Morgan Stanley ABS Capital, Inc. Trust 5.199% due 01/25/2035 •		185	187
Morgan Stanley Mortgage Loan Trust 6.488% due 11/25/2036		1,037	227

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

OneMain Financial Issuance Trust 4.130% due 05/14/2035		1,547	1,541
Residential Asset Securities Corp. Trust 5.394% due 08/25/2035 •		110	109
Securitized Asset-Backed Receivables LLC Trust 4.554% due 12/25/2036 •		235	51
WaMu Asset-Backed Certificates WaMu Trust 4.674% due 05/25/2037 •		1,233	1,095

			5,542

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Banc of America Mortgage Trust 5.855% due 07/25/2034 ~		22	21
CitiMortgage Alternative Loan Trust 5.084% due 10/25/2036 •		636	491
Countrywide Alternative Loan Trust
4.714% due 04/25/2047 •		824	758
4.784% due 05/25/2036 •		1,181	454
4.897% due 10/25/2035 ~		6	5
4.994% due 12/25/2035 •		29	26
Countrywide Home Loan Mortgage Pass-Through Trust 4.974% due 04/25/2046 •		369	106
GSMPS Mortgage Loan Trust 4.784% due 01/25/2036 •		129	104
HarborView Mortgage Loan Trust 6.399% due 10/19/2035 •		225	107
IndyMac INDX Mortgage Loan Trust 5.074% due 07/25/2045 •		151	120
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~		116	113
Mortgage Equity Conversion Asset Trust 10.000% due 05/25/2042 •		288	240
New York Mortgage Trust 4.974% due 04/25/2035 •		975	942
Structured Asset Mortgage Investments Trust 4.832% due 04/19/2035 •		298	286
Structured Asset Securities Corp. Mortgage Loan Trust 6.000% due 10/25/2036		20	20
TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034 «(k)		800	800
WaMu Mortgage Pass-Through Certificates Trust
4.804% due 05/25/2034 •		128	120
5.098% due 03/25/2037 ~		43	40

			4,753

SOVEREIGN ISSUES 0.6%
Colombia Government International Bond
1.000% due 04/28/2028	COP	16,507,800	3,641
1.000% due 02/09/2033		1,676,900	429

			4,070

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae 5.355% due 01/25/2055 •		$2,437	2,432
Freddie Mac
4.700% due 09/25/2031 •		19	19
7.481% due 08/01/2035 •		0	1

			2,452

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)		1	0

Total United States (Cost $18,950)			16,817

		PRINCIPAL AMOUNT (000s)
UZBEKISTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$500	527

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

21.000% due 07/24/2027	UZS	15,540,000	1,244

			1,771

SOVEREIGN ISSUES 0.0%
Republic of Uzbekistan International Bond 16.625% due 05/29/2027		4,110,000	331

Total Uzbekistan (Cost $2,056)			2,102

VENEZUELA 0.1%
SOVEREIGN ISSUES 0.1%
Venezuela Government International Bond 9.250% due 09/15/2027 ^(c)		$1,700	346

Total Venezuela (Cost $254)			346

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
11.000% due 07/27/2025	ZMW	7,400	310
12.000% due 07/04/2025		1,700	71
12.000% due 05/03/2028		850	32
22.000% due 01/22/2029		900	43
23.000% due 01/22/2031		9,300	479

Total Zambia (Cost $850)			935

		SHARES
SHORT-TERM INSTRUMENTS 27.4%
MUTUAL FUNDS 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (j)		3,962,823	3,963

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (l) 20.4%			149,700

HUNGARY TREASURY BILLS 2.4%
6.589% due 07/03/2025 (e)(f)	HUF	6,057,000	17,854

NIGERIA TREASURY BILLS 2.4%
30.180% due 08/19/2025 - 06/29/2026 (d)(e)	NGN	32,127,816	17,985

U.S. TREASURY BILLS 1.7%
4.322% due 07/03/2025 - 10/21/2025 (d)(e)(o)		$12,602	12,515

Total Short-Term Instruments (Cost $201,102)			202,017

Total Investments in Securities (Cost $703,232)			723,146

		SHARES
INVESTMENTS IN AFFILIATES 10.6%
SHORT-TERM INSTRUMENTS 10.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 10.6%
PIMCO Short Asset Portfolio		5,667,686	55,521
PIMCO Short-Term Floating NAV Portfolio III		2,320,533	22,595

Total Short-Term Instruments (Cost $78,477)			78,116

Total Investments in Affiliates (Cost $78,477)			78,116

Total Investments 109.0% (Cost $781,709)			$801,262
Financial Derivative Instruments (m)(n) (0.2)%(Cost or Premiums, net $1,278)			(1,442)
Other Assets and Liabilities, net (8.8)%			(64,505)

Net Assets 100.0%			$735,315

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Coupon represents a yield to maturity.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Coupon represents a 7-Day Yield.
(k)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	$0	$0	0.00%
TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034	09/18/2024	800	800	0.11

$800	$800	0.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$11,000	U.S. Treasury Notes 3.625% due 03/31/2028	$(11,238)	$11,000	$11,001
4.440	07/01/2025	07/02/2025	68,400	U.S. Treasury Notes 4.125% due 10/31/2029	(69,869)	68,400	68,400
4.450	06/30/2025	07/01/2025	70,200	U.S. Treasury Notes 4.250% due 02/28/2029	(71,733)	70,200	70,209
DEU	4.470	07/01/2025	07/02/2025	100	U.S. Treasury Bonds 2.375% due 02/15/2042	(102)	100	100

Total Repurchase Agreements	$(152,942)	$149,700	$149,710

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(532) at a weighted average interest rate of 4.600%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	24	$2,691	$45	$7	$0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	8	953	30	11	0

$75	$18	$0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts		Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2025	12		$(1,371)	$(35)		$0	$(6)
U.S. Treasury Long-Term Bond September Futures				09/2025	12		(1,386)	(60)		0	(12)

								$(95)		$0	$(18)

Total Futures Contracts								$(20)		$18	$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	100	$1	$(1)	$0	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.296		$100	1	0	1	0	0

							$2	$(1)	$1	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day INR-MIBOR Compounded-OIS	6.621%	Semi-Annual	12/20/2028	INR	188,134	$(14)	$(55)	$(69)	$1	$0
Receive	1-Day INR-MIBOR Compounded-OIS	6.008	Semi-Annual	12/05/2029		251,290	0	(38)	(38)	3	0
Pay	1-Day INR-MIBOR Compounded-OIS	5.699	Semi-Annual	06/18/2030		138,200	0	0	0	0	(2)
Receive(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030		1,166,380	(43)	(112)	(155)	15	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.000	Semi-Annual	09/18/2026	SGD	76,840	(116)	(1,114)	(1,230)	0	(31)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028		4,822	(33)	(192)	(225)	0	(5)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/19/2030		24,680	31	955	986	27	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.992	Semi-Annual	06/18/2030		670	0	8	8	1	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030	THB	176,900	(100)	(88)	(188)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		$15,600	(249)	122	(127)	26	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		11,800	(29)	81	52	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		5,350	(67)	22	(45)	9	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		15,000	41	208	249	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		4,200	90	(152)	(62)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		3,420	220	(174)	46	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		400	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		600	(3)	(4)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		400	(2)	1	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		300	(1)	1	0	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		4,800	(312)	163	(149)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		800	(3)	(24)	(27)	0	(3)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		1,900	76	(19)	57	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		8,200	312	(381)	(69)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		700	(2)	(12)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		800	(3)	(18)	(21)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		1,200	(4)	(8)	(12)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,100	(77)	54	(23)	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		12,700	237	(200)	37	49	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		1,200	(79)	34	(45)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,000	218	(102)	116	0	(12)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		7,700	(65)	109	44	32	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		800	14	(11)	3	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		200	(1)	(2)	(3)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		500	62	0	62	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,300	566	118	684	0	(71)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		100	4	4	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		7,900	8	(635)	(627)	63	0
Receive	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		2,000	2	(59)	(57)	0	(17)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		5,700	(774)	92	(682)	43	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		11,250	1,427	(105)	1,322	0	(86)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		6,600	394	69	463	0	(52)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		3,400	(261)	16	(245)	28	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026	BRL	51,600	0	(459)	(459)	0	0
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		3,390	0	33	33	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		37,800	0	269	269	0	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		2,720	(28)	(95)	(123)	1	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		49,800	0	666	666	0	(10)
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		21,200	0	(279)	(279)	4	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		13,500	0	(173)	(173)	3	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		12,300	0	(157)	(157)	2	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		25,500	0	329	329	0	(5)
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		16,600	0	(215)	(215)	3	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		28,400	0	(361)	(361)	6	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		8,700	0	(96)	(96)	2	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		8,700	0	(96)	(96)	2	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		11,300	0	(109)	(109)	2	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		36,500	0	(425)	(425)	7	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		21,000	0	194	194	0	(4)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		10,900	0	101	101	0	(2)
Receive	1-Year BRL-CDI	10.872	Maturity	01/04/2027		17,800	0	157	157	0	(4)
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		18,700	0	153	153	0	(4)
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		17,600	0	(141)	(141)	4	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		16,600	0	(133)	(133)	3	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		21,600	0	163	163	0	(4)
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		13,800	0	88	88	0	(3)
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		11,400	0	71	71	0	(2)
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		59,000	0	316	316	0	(12)
Pay	1-Year BRL-CDI	12.033	Maturity	01/04/2027		64,500	139	(424)	(285)	13	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		114,700	0	(60)	(60)	11	0
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		44,500	0	8	8	0	(9)
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027		97,700	0	(53)	(53)	0	(19)
Receive	1-Year BRL-CDI	11.575	Maturity	01/03/2028		7,200	0	43	43	0	(4)
Receive	1-Year BRL-CDI	11.590	Maturity	01/03/2028		7,200	0	43	43	0	(4)
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		13,700	0	(75)	(75)	7	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		19,400	(41)	(250)	(291)	19	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		22,000	0	(151)	(151)	21	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		34,800	0	(227)	(227)	33	0
Receive	1-Year BRL-CDI	11.655	Maturity	01/02/2029		11,400	7	60	67	0	(11)
Receive	1-Year BRL-CDI	11.928	Maturity	01/02/2029		19,500	(10)	94	84	0	(18)
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		9,200	0	30	30	0	(8)
Receive	1-Year BRL-CDI	12.569	Maturity	01/02/2029		7,700	0	5	5	0	(7)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		30,900	0	30	30	0	(28)
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029		15,100	0	(16)	(16)	0	(14)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		34,300	0	53	53	50	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		3,700	0	6	6	6	0
Receive	1-Year BRL-CDI	13.335	Maturity	01/02/2029		17,800	0	(24)	(24)	0	(16)
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029		37,800	0	58	58	34	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029		11,100	0	18	18	10	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029		21,700	0	36	36	20	0
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029		16,400	0	(31)	(31)	0	(15)
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		16,200	0	(33)	(33)	0	(15)
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029		41,900	0	(93)	(93)	0	(38)
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029		53,800	0	138	138	48	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029		9,500	0	(30)	(30)	0	(9)
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029		16,500	0	(56)	(56)	0	(15)
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029		29,600	0	110	110	26	0
Receive	1-Year BRL-CDI	14.026	Maturity	01/02/2029		11,600	0	(44)	(44)	0	(10)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		13,400	0	(61)	(61)	0	(12)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		27,200	0	123	123	24	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029		14,700	0	68	68	13	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		100	0	0	0	0	0
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		11,100	0	66	66	10	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		15,800	0	127	127	14	0
Receive	3-Month CNY-CNREPOFIX	2.405	Quarterly	12/20/2028	CNY	74,354	(254)	(75)	(329)	6	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030		38,880	(34)	42	8	0	(3)
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/17/2030		48,000	40	(33)	7	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/09/2026	COP	1,568,000	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.515	Quarterly	04/09/2026		750,730	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	04/10/2026		2,714,600	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	06/21/2026		6,139,610	0	0	0	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		5,366,000	0	(6)	(6)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		1,954,400	0	7	7	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		10,167,400	0	31	31	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		12,425,000	0	24	24	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		5,639,500	(42)	28	(14)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	08/09/2028		8,215,400	0	61	61	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.960	Quarterly	09/01/2028		13,156,900	75	(29)	46	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		9,635,600	35	(55)	(20)	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.530	Quarterly	01/02/2029		3,858,500	(15)	(16)	(31)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.190	Quarterly	06/13/2029		13,489,500	0	(40)	(40)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		27,700,600	0	(196)	(196)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	09/09/2029		13,247,000	0	(136)	(136)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		17,490,700	(77)	(52)	(129)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.400	Quarterly	03/19/2030		4,977,260	(1)	(11)	(12)	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030		2,431,900	0	6	6	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030		14,012,000	0	24	24	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030		1,311,000	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030		3,936,000	0	4	4	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030		2,624,000	0	3	3	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030		7,843,600	6	20	26	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030		9,290,000	1	(12)	(11)	1	0
Pay(5)	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030		12,062,100	0	0	0	0	(1)
Pay(5)	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030		2,508,000	0	1	1	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.715	Quarterly	09/18/2030		6,926,100	0	71	71	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		4,283,300	0	33	33	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	4.040	Quarterly	01/13/2031		1,806,700	0	95	95	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		9,224,540	0	108	108	1	0
Receive	3-Month COP-IBR Compounded-OIS	9.410	Quarterly	03/26/2031		5,352,000	0	(37)	(37)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		8,000,000	0	121	121	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		8,020,000	0	118	118	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		1,950,700	0	27	27	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		2,414,800	0	37	37	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		4,861,000	0	(11)	(11)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		1,787,200	0	3	3	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		806,250	0	12	12	0	0
Receive	3-Month COP-IBR Compounded-OIS	9.407	Quarterly	03/21/2033		3,613,140	0	(18)	(18)	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		6,032,900	16	97	113	3	0
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		3,410,000	1	(15)	(14)	2	0
Receive	3-Month COP-IBR Compounded-OIS	3.554	Annual	06/11/2030		90,300	10	5	15	14	0
Pay(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2027	KRW	9,910,360	(9)	27	18	0	0
Pay	3-Month KRW-KORIBOR	2.368	Quarterly	06/18/2030		1,471,500	1	(7)	(6)	0	0
Receive(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		9,209,370	3	(8)	(5)	1	0
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	17,800	0	81	81	0	(3)
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		1,800	0	(14)	(14)	0	0
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		11,800	0	(106)	(106)	2	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		3,800	0	(36)	(36)	1	0
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		1,700	0	(18)	(18)	0	0
Receive	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		11,800	0	(152)	(152)	2	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		13,900	13	73	86	0	(2)
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		4,000	0	12	12	1	0
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		3,900	0	12	12	1	0
Receive	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		2,000	0	5	5	0	0
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		2,800	0	7	7	0	0
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		1,900	0	5	5	0	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		3,100	0	58	58	0	0
Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	57,400	(2)	(35)	(37)	0	(7)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		57,100	0	118	118	7	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/13/2025	ZAR	102,900	27	(14)	13	0	0
Receive	3-Month ZAR-JIBAR	7.860	Quarterly	11/22/2025		23,900	0	(4)	(4)	0	0
Receive	3-Month ZAR-JIBAR	6.855	Quarterly	02/11/2026		154,200	0	24	24	0	0
Receive	3-Month ZAR-JIBAR	7.565	Quarterly	03/22/2026		62,800	0	(11)	(11)	0	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026		77,900	0	(43)	(43)	0	(1)
Receive	3-Month ZAR-JIBAR	6.067	Quarterly	12/21/2026		13,320	11	(1)	10	0	0
Pay	3-Month ZAR-JIBAR	8.195	Quarterly	12/21/2026		207,300	148	48	196	5	0
Receive	3-Month ZAR-JIBAR	8.210	Quarterly	12/21/2026		25,000	(18)	(6)	(24)	0	(1)
Receive	3-Month ZAR-JIBAR	7.205	Quarterly	04/22/2027		33,300	0	(6)	(6)	0	(1)
Pay	3-Month ZAR-JIBAR	8.500	Quarterly	10/17/2027		73,400	18	123	141	4	0
Pay	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		20,900	38	34	72	2	0
Receive	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		40,300	(47)	(50)	(97)	0	(4)
Pay	3-Month ZAR-JIBAR	7.685	Quarterly	01/31/2030		65,700	0	65	65	10	0
Receive	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		53,200	(66)	(68)	(134)	0	(8)
Receive	3-Month ZAR-JIBAR	8.700	Quarterly	01/31/2030		28,200	0	(93)	(93)	0	(4)
Receive	3-Month ZAR-JIBAR	8.735	Quarterly	01/31/2030		9,900	0	(34)	(34)	0	(2)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		82,400	(10)	98	88	13	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		65,000	0	(75)	(75)	0	(10)
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		26,400	(5)	(27)	(32)	0	(4)
Receive	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		226,900	(47)	(92)	(139)	0	(36)
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		143,960	(43)	(88)	(131)	0	(24)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		65,000	0	84	84	11	0
Receive	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		70,974	(21)	(35)	(56)	0	(12)
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		27,616	0	32	32	5	0
Pay(5)	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		36,000	0	1	1	6	0
Pay(5)	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		35,180	0	15	15	6	0
Receive	3-Month ZAR-JIBAR	9.330	Quarterly	02/09/2034		51,400	(152)	(76)	(228)	0	(17)
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		28,300	22	51	73	10	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	1,530,400	0	1	1	0	0
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		8,263,200	43	(38)	5	7	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	6-Month CLP-CHILIBOR	3.000	Semi-Annual	06/14/2026	7,364,000	0	124	124	0	(1)
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026	8,260,000	0	82	82	1	0
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	03/20/2028	3,048,850	0	87	87	2	0
Receive	6-Month CLP-CHILIBOR	4.335	Semi-Annual	10/01/2028	870,100	0	6	6	0	(1)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028	708,500	0	1	1	1	0
Pay	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/01/2028	165,000	0	2	2	0	0
Pay	6-Month CLP-CHILIBOR	5.290	Semi-Annual	10/01/2028	659,600	0	18	18	1	0
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028	784,000	0	(39)	(39)	0	(1)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028	1,542,000	(1)	(80)	(81)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028	469,000	0	(21)	(21)	0	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028	2,040,800	49	22	71	1	0
Receive	6-Month CLP-CHILIBOR	5.260	Semi-Annual	11/17/2028	391,900	0	(10)	(10)	0	0
Receive	6-Month CLP-CHILIBOR	4.695	Semi-Annual	02/14/2029	1,113,400	0	(5)	(5)	0	(1)
Pay	6-Month CLP-CHILIBOR	6.370	Semi-Annual	06/29/2029	323,000	0	25	25	0	(1)
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	07/19/2029	5,091,600	0	88	88	4	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029	1,338,400	1	25	26	1	0
Receive	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029	451,200	0	5	5	0	0
Receive	6-Month CLP-CHILIBOR	4.555	Semi-Annual	10/08/2029	630,000	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	4.730	Semi-Annual	10/16/2029	1,380,800	0	(7)	(7)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030	3,912,400	(19)	(102)	(121)	0	(4)
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030	2,650,200	0	(12)	(12)	0	(2)
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030	879,600	0	1	1	1	0
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030	1,070,200	0	(3)	(3)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	09/01/2030	801,600	0	(28)	(28)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.690	Semi-Annual	09/01/2030	58,400	0	(3)	(3)	0	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031	3,104,700	0	53	53	2	0
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032	805,000	0	6	6	1	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032	3,056,500	0	(265)	(265)	0	(4)
Receive	6-Month CLP-CHILIBOR	5.030	Semi-Annual	03/20/2033	3,796,610	0	(30)	(30)	0	(4)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033	601,500	0	(21)	(21)	0	(1)
Receive(5)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033	627,300	0	2	2	0	0
Receive	6-Month CLP-CHILIBOR	5.855	Semi-Annual	10/05/2033	1,103,000	0	(75)	(75)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033	447,000	0	(28)	(28)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.870	Semi-Annual	10/11/2033	395,800	0	(27)	(27)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033	189,900	0	(14)	(14)	0	0
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033	1,831,830	0	(144)	(144)	0	(2)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033	878,100	0	(85)	(85)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033	435,200	0	14	14	1	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033	221,600	0	4	4	0	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034	365,400	(1)	0	(1)	0	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034	1,946,800	(18)	26	8	3	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034	954,600	0	24	24	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		493,900	0	14	14	1	0
Pay(5)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		642,200	0	0	0	0	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		2,020,000	0	(74)	(74)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		893,400	0	29	29	1	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		1,786,000	0	58	58	3	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		400,700	0	1	1	1	0
Receive	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	30,160	(25)	(18)	(43)	3	0
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		220,000	300	215	515	0	(24)
Receive	6-Month CZK-PRIBOR	4.070	Annual	11/23/2028		36,900	0	(65)	(65)	4	0
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		36,800	10	0	10	0	(4)
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		105,100	0	8	8	0	(12)
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		50,300	0	5	5	6	0
Pay	6-Month CZK-PRIBOR	3.850	Annual	05/10/2029		5,800	0	3	3	0	(1)
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		20,700	0	(20)	(20)	3	0
Receive	6-Month CZK-PRIBOR	3.605	Annual	07/12/2029		86,800	0	(74)	(74)	11	0
Receive	6-Month CZK-PRIBOR	3.480	Annual	07/15/2029		112,400	9	(73)	(64)	15	0
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		204,900	110	55	165	0	(28)
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		95,500	27	77	104	14	0
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		16,300	0	12	12	2	0
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		19,800	0	16	16	3	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		55,900	0	37	37	8	0
Receive	6-Month CZK-PRIBOR	3.410	Annual	05/14/2030		44,400	0	21	21	7	0
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		3,200	0	1	1	0	0
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		30,700	0	(18)	(18)	0	(5)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	200	1	(1)	0	0	0
Receive	6-Month EUR-EURIBOR	3.100	Annual	09/20/2030		2,300	(98)	(56)	(154)	3	0
Receive	6-Month HUF-BBR	8.740	Annual	04/28/2028	HUF	606,700	(50)	(79)	(129)	0	(1)
Pay	6-Month HUF-BBR	7.610	Annual	11/03/2028		327,880	0	83	83	1	0
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		1,333,600	132	165	297	3	0
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		828,800	(36)	109	73	3	0
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		1,208,000	0	34	34	6	0
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		635,800	0	20	20	3	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		277,400	0	18	18	1	0
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		360,200	3	(8)	(5)	0	(2)
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		789,200	0	(23)	(23)	4	0
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		719,900	1	13	14	4	0
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		2,203,800	(4)	(23)	(27)	0	(14)
Receive	6-Month HUF-BBR	7.840	Annual	02/07/2033		183,000	0	(50)	(50)	0	(2)
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		86,700	0	(1)	(1)	0	(1)
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	13,100	0	7	7	1	0
Pay	6-Month PLN-WIBOR	5.620	Annual	03/21/2026		1,500	0	1	1	0	0
Receive	6-Month PLN-WIBOR	2.950	Annual	12/13/2026		27,100	0	55	55	0	(1)
Receive	6-Month PLN-WIBOR	4.075	Annual	03/07/2027		15,600	0	50	50	0	(1)
Pay	6-Month PLN-WIBOR	7.310	Annual	06/30/2027		4,500	20	50	70	0	0
Pay	6-Month PLN-WIBOR	5.430	Annual	03/16/2028		1,600	13	0	13	0	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		6,200	0	(65)	(65)	1	0
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		47,500	(7)	(433)	(440)	6	0
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		5,100	0	15	15	0	(1)
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		6,400	0	38	38	0	(1)
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		17,200	0	267	267	0	(2)
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		3,500	0	44	44	0	(1)
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		3,100	0	34	34	0	0
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		13,300	0	(65)	(65)	2	0
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		13,600	0	(89)	(89)	2	0
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		5,600	0	(38)	(38)	1	0
Receive	6-Month PLN-WIBOR	0.980	Annual	06/09/2030		5,400	0	216	216	1	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2025	MXN	13,800	0	4	4	0	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027		33,500	0	16	16	2	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Pay(5)	28-Day MXN-TIIE	9.295	Lunar	10/30/2028	13,800	7	22	29	1	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	118,700	0	38	38	14	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029	30,400	(23)	(12)	(35)	0	(4)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029	2,900	0	7	7	0	0
Receive	28-Day MXN-TIIE	8.220	Lunar	09/17/2029	50,000	0	(58)	(58)	0	(7)
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029	36,300	0	(76)	(76)	0	(5)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029	42,200	26	74	100	6	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029	9,700	0	(26)	(26)	0	(1)
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030	83,000	(39)	(226)	(265)	0	(13)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030	69,600	0	145	145	11	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030	122,200	0	(158)	(158)	0	(19)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030	2,000	0	3	3	0	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030	55,500	0	(97)	(97)	0	(9)
Receive	28-Day MXN-TIIE	8.595	Lunar	03/13/2030	74,700	0	(149)	(149)	0	(12)
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030	12,800	0	1	1	2	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	47,800	2	6	8	7	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030	17,900	0	4	4	3	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030	7,700	0	2	2	1	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	45,800	0	(9)	(9)	7	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030	9,800	0	2	2	2	0
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030	64,100	0	11	11	10	0
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030	36,200	0	(7)	(7)	0	(6)
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030	90,300	0	(21)	(21)	0	(15)
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030	130,700	0	(73)	(73)	0	(21)
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032	10,600	0	13	13	2	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034	12,700	0	22	22	3	0
Receive	28-Day MXN-TIIE	8.873	Lunar	11/23/2034	13,400	0	(39)	(39)	0	(3)
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034	18,000	0	(70)	(70)	0	(5)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034	22,500	0	107	107	6	0
Receive	28-Day MXN-TIIE	8.550	Lunar	02/22/2035	28,800	0	(50)	(50)	0	(7)
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035	38,400	0	(80)	(80)	0	(10)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035	30,500	0	(65)	(65)	0	(8)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035	90,800	0	(222)	(222)	0	(24)
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035	79,500	0	84	84	20	0
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035	21,600	0	(16)	(16)	0	(6)

						$1,584	$(2,863)	$(1,279)	$1,120	$(1,150)

Total Swap Agreements						$1,586	$(2,864)	$(1,278)	$1,120	$(1,150)

Cash of $6,309 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

AZD		07/2025		AUD	791	$514		$0		$(7)
		07/2025		EUR	5,610	6,569		0		(40)
		07/2025			$158	CNH	1,141	1		0
		07/2025			40	NZD	67	1		0
		08/2025		NZD	67	$40		0		(1)
		08/2025			$514	AUD	791	7		0
		08/2025			15,402	CNH	110,698	121		0
		08/2025			6,583	EUR	5,610	40		0
		08/2025			1,737	INR	149,256	1		0
		09/2025		PHP	151,214	$2,703		22		0
BOA		07/2025		BRL	8,257	1,442		0		(78)
		07/2025		DOP	103,476	1,732		9		0
		07/2025		EUR	7,159	8,140		0		(293)
		07/2025		IDR	15,721,240	964		0		(6)
		07/2025		PEN	4,900	1,349		0		(34)
		07/2025		SGD	2,950	2,304		0		(16)
		07/2025			$1,513	BRL	8,257	7		0
		07/2025			958	JPY	137,800	0		(1)
		07/2025			1,337	KRW	1,813,200	4		0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		319	MYR	1,352	2	0
	07/2025		883	PHP	49,391	0	(6)
	07/2025	ZAR	54,391		$3,066	0	(1)
	08/2025	CNH	1,452		203	0	(1)
	08/2025	CZK	122,262		5,732	0	(102)
	08/2025	HUF	428,611	EUR	1,060	0	(6)
	08/2025	PEN	16,546		$4,493	0	(172)
	08/2025	TWD	124		4	0	(1)
	08/2025		$4,821	CNH	34,629	34	0
	08/2025		2,304	SGD	2,943	17	0
	09/2025	COP	3,775,918		$908	0	(9)
	09/2025	MXN	23,782		1,249	0	(8)
	09/2025		$833	MXN	16,151	21	0
	02/2026	TRY	402,928		$8,155	0	(184)
BPS	07/2025	BRL	297		52	0	(3)
	07/2025	CNY	17,615		2,458	0	(1)
	07/2025	JPY	494,300		3,434	1	0
	07/2025	PEN	4,202		1,151	0	(35)
	07/2025	THB	6,339		195	0	0
	07/2025		$54	BRL	297	0	0
	07/2025		2,710	CNH	19,412	2	0
	07/2025		2,261	CNY	16,185	4	0
	07/2025		2,738	IDR	44,729,653	20	0
	07/2025		2,121	KRW	2,889,604	17	0
	07/2025		167	RON	733	2	0
	07/2025		10,366	THB	336,353	0	(17)
	07/2025		4,401	TWD	143,032	524	0
	08/2025	CZK	522		$23	0	(1)
	08/2025	JPY	27,136		189	0	0
	08/2025	TWD	169,282		5,816	22	(91)
	08/2025		$8,350	CNH	59,639	13	0
	08/2025		2,949	CNY	21,084	5	0
	08/2025		2,169	CZK	48,289	135	0
	08/2025		56	HUF	19,695	2	0
	08/2025		7,330	INR	632,204	31	(1)
	08/2025		9,039	TWD	284,195	841	0
	09/2025	COP	718,667		$174	0	0
	09/2025	ILS	91,339		24,955	0	(2,180)
	09/2025		$654	PEN	2,370	14	0
	10/2025	BRL	381,800		$63,034	0	(5,638)
	10/2025	EUR	2,037		2,190	0	(227)
	05/2026		$1,736	KWD	529	0	(5)
	06/2026		481		147	0	(1)
	07/2026	ARS	270,878		$178	3	0
	06/2027		$597	KWD	181	0	(5)
	05/2029	KWD	2,630		$9,040	395	0
	07/2029		295		1,015	44	0
	05/2030		1,713		5,900	236	0
BRC	07/2025	EUR	1,844		2,094	0	(78)
	07/2025	ILS	14,285		4,231	0	(10)
	07/2025	KRW	113,913		83	0	(1)
	07/2025	TRY	195,538		4,812	0	(35)
	07/2025		$3,097	GBP	2,276	27	0
	07/2025		8,532	ILS	29,707	287	0
	07/2025		10	JPY	1,476	0	0
	07/2025		2,097	KRW	2,838,128	3	0
	07/2025		34,019	MYR	143,884	134	0
	07/2025		16	NOK	166	0	0
	07/2025		824	PLN	3,087	32	0
	07/2025		32,223	TRY	1,317,605	518	0
	07/2025		1,290	ZAR	23,325	25	0
	07/2025	ZAR	315,902		$17,572	9	(252)
	08/2025	CNH	45,403		6,312	0	(54)
	08/2025	EUR	1,060	HUF	428,622	6	0
	08/2025	GBP	2,276		$3,097	0	(27)
	08/2025		$21,427	CZK	476,526	1,310	0
	08/2025		803	SGD	1,021	2	0
	08/2025		10,024	TRY	416,907	115	0
	09/2025	MYR	120,289		$28,450	0	(173)
	09/2025		$56	COP	233,205	1	0
	09/2025		102	MXN	1,968	2	0
	09/2025		2,196	PEN	8,022	64	0
	12/2025		569	TRY	26,528	10	0
BSH	07/2025	BRL	6,547		$1,200	0	(5)
	07/2025		$1,156	BRL	6,547	49	0
	07/2025		4,886	PEN	17,587	77	0
	08/2025		3,387		11,990	0	(5)
	09/2025	PEN	4,908		$1,371	0	(11)
	09/2025		$5,452	PEN	19,963	171	0
	11/2025	PEN	6,330		$1,750	0	(29)
	12/2025		18,440		5,152	6	(35)
CBK	07/2025	BRL	54,204		9,868	0	(109)
	07/2025	PEN	8,485		2,304	0	(91)
	07/2025	PHP	41,493		738	1	0

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	THB	364,852		11,083	0	(140)
	07/2025	TWD	70,661		2,364	0	(69)
	07/2025		$9,339	BRL	54,204	638	0
	07/2025		13,210	CNY	94,666	33	0
	07/2025		788	EUR	688	22	0
	07/2025		5,924	IDR	96,336,687	19	(2)
	07/2025		63,628	KRW	87,193,730	868	(2)
	07/2025		2,188	PEN	7,762	5	(2)
	07/2025		1,025	PHP	57,853	2	0
	07/2025		1,525	SGD	1,958	15	0
	07/2025		21,271	THB	697,235	200	0
	07/2025		6,717	TWD	218,090	792	0
	08/2025	CLP	3,699,376		$3,852	0	(119)
	08/2025	COP	29,528,452		7,081	0	(110)
	08/2025	EGP	6,389		119	0	(7)
	08/2025	PEN	15,546		4,174	0	(211)
	08/2025	TWD	11,461		354	0	(45)
	08/2025		$7,306	CNH	52,563	64	0
	08/2025		2,998	CNY	21,448	8	0
	08/2025		54	EGP	2,971	5	0
	08/2025		19,369	INR	1,669,478	74	(8)
	08/2025		7,763	TWD	253,390	1,046	0
	09/2025	COP	4,305,119		$1,045	2	0
	09/2025	ILS	29,824		7,972	0	(888)
	09/2025	PEN	7,545		2,065	0	(59)
	09/2025		$1,923	COP	7,968,520	9	(1)
	10/2025		386		1,880,592	68	0
	12/2025		1,287	EGP	73,395	96	0
	01/2026	PEN	6,984		$1,963	2	0
	02/2026	GHS	1,829		128	0	(27)
	06/2026	ARS	554,387		365	5	0
DUB	07/2025	CNY	93		13	0	0
	07/2025	EGP	62,894		1,180	0	(79)
	07/2025	THB	192,785		5,874	0	(56)
	07/2025	UGX	1,865,150		511	0	(8)
	07/2025		$1,967	CNY	14,037	0	(3)
	07/2025		170	EUR	146	3	0
	07/2025		895	IDR	14,565,230	3	0
	07/2025		4,162	ILS	14,426	121	0
	07/2025		1,136	KZT	595,190	2	0
	07/2025		77	MYR	327	1	0
	07/2025		211	SGD	271	3	0
	07/2025		5,882	THB	192,785	60	0
	08/2025	CNH	54,491		$7,471	0	(170)
	08/2025	EUR	146		170	0	(3)
	08/2025		$6,830	CNH	49,087	53	0
	08/2025		922	CZK	19,987	32	0
	08/2025		11,923	INR	1,027,994	46	(1)
	08/2025		1,732	TWD	55,055	182	0
	09/2025	KRW	30,080,783		$22,183	0	(155)
	09/2025	PEN	12,601		3,427	0	(123)
	09/2025		$88	KZT	46,685	0	0
	09/2025		8,746	MXN	168,463	159	0
	10/2025	EGP	7,412		$132	0	(12)
	11/2025	PKR	54,259		183	0	(5)
	12/2025	INR	335,814		3,821	0	(64)
	12/2025	UGX	1,707,486		457	0	(4)
	12/2025		$67	KZT	35,913	0	(2)
FAR	07/2025	BRL	137,949		$25,279	0	(112)
	07/2025	CHF	25		31	0	(1)
	07/2025	JPY	299,126		2,055	0	(22)
	07/2025	SGD	2,362		1,852	0	(6)
	07/2025		$510	AUD	791	10	0
	07/2025		24,128	BRL	137,949	1,262	0
	07/2025		31	CHF	25	0	0
	07/2025		81	CNH	581	0	0
	07/2025		5,675	JPY	814,084	0	(22)
	07/2025		1,283	MYR	5,401	0	(1)
	07/2025		3,240	PLN	11,950	74	0
	07/2025		533	SGD	685	6	0
	08/2025	CHF	25		$31	0	0
	08/2025		$8,362	CNH	59,836	29	0
	08/2025		4,261	INR	368,536	29	0
	08/2025		2,055	JPY	298,026	22	0
	08/2025		2,137	SGD	2,719	7	0
	09/2025	MXN	79,366		$4,170	0	(25)
	09/2025		$33,534	MXN	652,964	983	0
	09/2025		0	PEN	1	0	0
GLM	07/2025	BRL	211,129		$38,259	0	(601)
	07/2025	DOP	77,604		1,310	16	0
	07/2025	IDR	5,815,067		357	0	(2)
	07/2025	SGD	917		719	0	(2)
	07/2025	THB	449,037		13,764	0	(48)
	07/2025	TWD	4,760		146	0	(18)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		$38,689	BRL	211,129	171	0
	07/2025		873	CNY	6,254	3	0
	07/2025		116	EGP	6,312	10	0
	07/2025		1,083	IDR	17,642,955	5	0
	07/2025		13,822	THB	450,163	54	0
	07/2025		1,012	TRY	42,049	32	0
	07/2025	ZAR	40,902		$2,262	0	(45)
	08/2025	DOP	151,727		2,552	34	0
	08/2025	HUF	1,777,183		5,025	0	(199)
	08/2025		$68	HUF	23,489	1	0
	08/2025		719	SGD	915	2	0
	08/2025		827	TWD	27,145	117	0
	09/2025	DOP	575,738		$9,303	94	(251)
	09/2025	MYR	96,747		22,893	0	(128)
	09/2025	PHP	884,459		15,135	13	(557)
	09/2025		$35,621	BRL	199,460	530	0
	09/2025		875	CLP	821,432	7	0
	09/2025		3,206	DOP	206,870	197	0
	09/2025		17	EGP	914	1	0
	10/2025	BRL	237,500		$39,091	0	(3,626)
	11/2025	DOP	32,490		538	14	0
	12/2025	TRY	39,814		854	0	(15)
	07/2026	ARS	277,135		184	4	0
JPM	07/2025	BRL	36,553		6,426	0	(287)
	07/2025	CNY	14,273		1,995	0	(1)
	07/2025	NZD	67		40	0	(1)
	07/2025	SGD	1,931		1,508	0	(11)
	07/2025	TWD	7,448		251	0	(6)
	07/2025		$6,233	BRL	36,553	480	0
	07/2025		891	CNH	6,402	3	0
	07/2025		1,843	CNY	13,180	2	0
	07/2025		3,930	KRW	5,384,412	53	0
	07/2025		21,460	PHP	1,198,750	0	(181)
	07/2025		15,522	PLN	57,886	534	0
	07/2025		14,136	SGD	18,158	145	0
	07/2025		2,504	THB	81,363	4	0
	07/2025		4,449	TWD	144,691	533	0
	07/2025		370	ZAR	6,614	3	0
	08/2025	CNH	991		$139	0	0
	08/2025	TWD	13,325		410	0	(53)
	08/2025		$952	BRL	5,223	2	0
	08/2025		8,626	CNH	61,678	23	0
	08/2025		1,995	CNY	14,227	1	0
	08/2025		2,873	INR	249,074	27	0
	08/2025		1,508	SGD	1,927	11	0
	08/2025		2,106	TWD	68,882	289	0
	09/2025	COP	12,828,516		$3,037	0	(70)
	11/2025	GHS	2,193		155	0	(41)
	11/2025	PKR	105,968		358	0	(9)
MBC	07/2025	CAD	273		198	0	(2)
	07/2025	JPY	452,200		3,152	12	0
	07/2025	SGD	51,473		39,803	0	(679)
	07/2025		$198	CAD	272	2	0
	07/2025		3,651	CLP	3,422,798	23	0
	07/2025		73	CNH	527	1	0
	07/2025		15,968	EUR	13,779	263	0
	07/2025		2,557	IDR	41,462,757	2	(2)
	07/2025		249	JPY	35,710	0	(1)
	07/2025		12,121	PHP	676,736	0	(108)
	07/2025		6,334	PLN	23,717	245	0
	07/2025		36,732	SGD	47,124	330	0
	07/2025		114	THB	3,802	3	0
	07/2025		2,416	TWD	78,742	295	0
	08/2025	CNH	8,545		$1,194	0	(4)
	08/2025	JPY	22,000		153	0	0
	08/2025	TWD	31,660		973	0	(128)
	08/2025		$198	CAD	272	2	0
	08/2025		3,123	CNH	22,394	17	0
	08/2025		928	CZK	20,102	31	0
	08/2025		72	EGP	3,955	6	0
	08/2025		468	HUF	165,456	18	0
	08/2025		39,803	SGD	51,355	688	0
	08/2025		3,658	TWD	115,762	393	(27)
	12/2025	CNH	189,500		$26,234	0	(569)
	02/2026	ILS	4,221		1,154	0	(104)
MYI	07/2025	CLP	3,422,798		3,606	0	(68)
	07/2025	CNY	6,374		891	0	(1)
	07/2025	JPY	94,674		649	0	(8)
	07/2025	NOK	1,570		156	0	0
	07/2025		$2,810	JPY	405,668	7	0
	07/2025		919	MYR	3,871	0	0
	07/2025		22	PLN	81	1	0
	07/2025		1,599	SGD	2,052	14	0
	08/2025	HUF	347,164		$997	0	(23)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	JPY	385,853		2,683	0	(6)
	08/2025		$8,519	CNH	60,988	33	0
	08/2025		1,279	CNY	9,137	2	0
	08/2025		941	CZK	20,399	32	0
	08/2025		1,798	HUF	634,360	67	0
	08/2025		649	JPY	94,326	8	0
	08/2025		156	NOK	1,570	0	0
	09/2025	COP	3,662,793		$879	0	(9)
	09/2025	MXN	31,739		1,660	0	(18)
	09/2025		$3,606	CLP	3,422,798	68	0
	09/2025		805	MXN	15,472	13	0
	10/2025	BRL	12,900		$2,121	0	(199)
	12/2025	CZK	17,764	EUR	704	0	(13)
	10/2026		$685	AZN	1,226	4	0
	10/2027		1,370		2,521	0	(8)
NGF	07/2025		13,038	IDR	212,521,486	66	0
	08/2025		359	TRY	14,987	4	0
	09/2025	PHP	187,554		$3,352	27	0
RYL	08/2025	CNH	5,150		716	0	(6)
	08/2025		$526	HUF	185,722	20	0
SCX	07/2025	GHS	7,529		$577	0	(146)
	07/2025	PEN	6,943		1,914	0	(45)
	07/2025	SGD	10,252		7,948	0	(114)
	07/2025	TWD	20,229		695	0	(2)
	07/2025		$3,216	CNY	23,066	12	0
	07/2025		5,068	IDR	82,579,190	24	0
	07/2025		63	ILS	219	2	0
	07/2025		508	JPY	73,363	1	0
	07/2025		830	KRW	1,137,897	12	0
	07/2025		2,526	PEN	9,052	28	0
	07/2025		11,703	THB	381,296	26	0
	07/2025		2,054	TWD	61,089	49	0
	08/2025	CNH	33,198		$4,607	0	(48)
	08/2025	JPY	73,093		508	0	(1)
	08/2025		$16,471	CNH	117,736	39	0
	08/2025		3,007	INR	258,183	0	(2)
	08/2025		7,948	SGD	10,229	116	0
	08/2025		4,809	TWD	149,809	399	0
	09/2025	PHP	934,754		$16,758	187	0
	10/2025		$412	NGN	721,671	40	0
	12/2025	UGX	1,707,493		$457	0	(4)
SOG	07/2025	GHS	5,211		386	0	(115)
	07/2025	JPY	166,021		1,150	0	(3)
	07/2025	NOK	163		16	0	0
	07/2025		$817	CNY	5,844	0	(1)
	07/2025		6,818	RON	29,913	111	0
	08/2025	HUF	46,660		$129	0	(9)
	08/2025		$17	INR	1,488	0	0
	08/2025		1,150	JPY	165,411	3	0
	08/2025		16	NOK	163	0	0
SSB	07/2025	GBP	2,276		$3,082	0	(42)
	07/2025	KRW	2,379,945		1,758	0	(2)
	07/2025		$1,154	BRL	6,496	42	0
	07/2025		401	KRW	548,420	5	0
	08/2025		5,802	TWD	170,179	114	0
	11/2025		416	PEN	1,536	16	0
UAG	07/2025	CLP	2,654,930		$2,828	0	(22)
	07/2025	ILS	7		2	0	0
	07/2025		$1,539	CLP	1,439,933	7	0
	07/2025		608	ILS	2,183	40	0
	07/2025		83	JPY	11,999	0	0
	07/2025		154	NOK	1,568	1	0
	07/2025		5,164	RON	22,689	92	0
	08/2025	CNH	152		$21	0	0
	08/2025		$482	CNH	3,499	9	0
	08/2025		739	INR	63,322	0	(2)
	08/2025		290	TRY	12,887	21	0
	08/2025		1,055	TWD	34,747	153	0
	09/2025	COP	6,934,125		$1,681	2	0
	09/2025	MXN	71,605		3,694	0	(91)
	09/2025		$5,278	COP	21,819,771	8	0
	11/2025		112	TRY	5,288	6	0
	12/2025	EUR	704	CZK	17,763	12	0
	01/2026		$1,536	TRY	73,225	27	0

Total Forward Foreign Currency Contracts						$20,223	$(21,434)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK		CZK	24.650	03/11/2026	4,258	$29	$30
	Put - OTC EUR versus HUF		HUF	399.000	08/27/2025	3,535	16	22
	Put - OTC USD versus COP		COP	3,825.000	08/29/2025	378	39	27
GLM	Put - OTC USD versus JPY		JPY	135.000	08/19/2025	2,374	211	167
	Put - OTC USD versus MXN		MXN	18.500	07/10/2025	340	66	46
JPM	Put - OTC USD versus MXN			19.250	11/19/2025	7,942	149	257
	Put - OTC USD versus ZAR		ZAR	17.650	08/08/2025	7,045	102	84
MYI	Put - OTC EUR versus CZK		CZK	24.750	12/09/2025	4,007	24	30
	Put - OTC EUR versus CZK			24.700	12/16/2025	2,788	18	18
	Put - OTC EUR versus HUF		HUF	399.000	08/27/2025	3,305	15	20
	Put - OTC USD versus BRL		BRL	5.660	08/27/2025	7,763	139	289
	Put - OTC USD versus COP		COP	3,825.000	09/04/2025	374	36	29
	Call - OTC USD versus ILS		ILS	3.880	09/04/2025	270	32	3

							$876	$1,022

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 5-Year Interest Rate Swap	6-Month ILS-TELBOR	Pay	3.850%	07/10/2025	17,300	$30	$21

Total Purchased Options							$906	$1,043

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TRY		TRY	39.300	07/15/2025	4,294	$(92)	$(1)
	Call - OTC USD versus TRY			45.800	07/15/2025	4,294	(54)	(8)
	Call - OTC USD versus TRY			53.500	12/11/2025	7,423	(241)	(201)
JPM	Put - OTC USD versus MXN		MXN	18.250	11/19/2025	7,942	(38)	(64)
	Put - OTC USD versus ZAR		ZAR	17.250	08/08/2025	14,090	(88)	(59)
MYI	Put - OTC USD versus BRL		BRL	5.400	08/27/2025	7,763	(40)	(75)
	Call - OTC USD versus BRL			6.050	08/27/2025	7,763	(102)	(18)
UAG	Put - OTC USD versus TRY		TRY	39.750	08/11/2025	638	(20)	0
	Call - OTC USD versus TRY			51.750	08/11/2025	638	(14)	(3)
	Put - OTC USD versus TRY			40.575	08/19/2025	938	(33)	(5)
	Call - OTC USD versus TRY			52.725	08/19/2025	938	(20)	(5)
	Put - OTC USD versus TRY			41.600	11/12/2025	660	(25)	(3)
	Call - OTC USD versus TRY			56.900	11/12/2025	660	(18)	(12)
	Put - OTC USD versus TRY			42.635	01/07/2026	3,085	(105)	(23)
	Call - OTC USD versus TRY			56.750	01/07/2026	3,085	(70)	(91)
	Put - OTC USD versus TRY			42.800	01/08/2026	4,768	(163)	(40)
	Call - OTC USD versus TRY			56.750	01/08/2026	4,768	(109)	(141)

							$(1,232)	$(749)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.270%	08/26/2025	80,000	$(19)	$(20)
DUB	Call - OTC 5-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	3.550	07/04/2025	33,500	(24)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	3.550	07/10/2025	17,300	(10)	(1)
MYC	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.430	09/22/2025	83,762	(26)	(42)

							$(79)	$(63)

Total Written Options							$(1,311)	$(812)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.179%	$4,600	$107	$(78)	$29	$0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.344	1,900	57	(31)	26	0
Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.482	100	(2)	0	0	(2)
BRC	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.344	1,700	53	(30)	23	0
Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.375	1,200	(24)	(1)	0	(25)
Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.482	600	(12)	(1)	0	(13)
Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2033	0.988	4,100	(10)	5	0	(5)
Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.021	1,200	(10)	11	1	0
Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2034	1.050	1,110	(4)	8	4	0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.179	1,900	43	(31)	12	0

$198	$(148)	$95	$(45)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2029	0.747%	$100	$1	$0	$1	$0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	1,350	7	(2)	5	0
Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.620	600	1	5	6	0
Romania Government International Bond	1.000	Quarterly	12/20/2025	0.758	2,150	3	0	3	0
BRC	Peru Government International Bond	1.000	Quarterly	12/20/2029	0.747	600	4	3	7	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.684	9,600	135	6	141	0
South Korea Government International Bond	1.000	Quarterly	12/20/2025	0.174	1,100	7	(2)	5	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.603	3,700	(21)	50	29	0
Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	50	(1)	1	0	0
GST	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.425	2,400	3	4	7	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	0.498	400	0	2	2	0
JPM	Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	75	(1)	1	0	0
State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	1.958	200	2	4	6	0

$140	$72	$212	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Floating rate equal to 1-Day KRW-SOFR less 0.510% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/17/2028	KRW	1,543,340	$1,132	$0	$0	$0	$0
GLM	Floating rate equal to 1-Day INR-SOFR Compounded-OIS plus 0.639% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	INR	100,970	1,167	16	7	23	0
Floating rate equal to 1-Day KRW-SOFR less 0.500% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/17/2028	KRW	3,571,130	2,634	(14)	1	0	(13)

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	$4,875	PHP	280,658	(14)	(53)	0	(67)
JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	256		14,700	0	(3)	0	(3)

								$(12)	$(48)	$23	$(83)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	3-Month MYR-KLIBOR	3.868%	Quarterly	12/20/2028	MYR	5,658	$12	$21	$33	$0
BPS	Receive	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	CNY	6,760	(3)	2	0	(1)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2026	MYR	53,630	0	47	47	0
	Receive	3-Month MYR-KLIBOR	3.500	Quarterly	06/18/2030		16,860	(37)	(20)	0	(57)
	Pay	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/17/2030		13,840	49	(2)	47	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		9,780	(37)	(30)	0	(67)
CBK	Receive	3-Month MYR-KLIBOR(8)	3.500	Quarterly	09/17/2030		106,190	(306)	(56)	0	(362)
GLM	Pay	1-Year BRL-CDI	7.728	Maturity	01/04/2027	BRL	21,000	0	(494)	0	(494)
	Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	CLP	473,800	0	(24)	0	(24)
GST	Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028	MYR	26,200	93	60	153	0

								$(229)	$(496)	$280	$(1,005)

VOLATILITY SWAPS
										Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	USD versus CNH 1-Year ATM Realized Volatility	6.850%	Maturity	09/11/2025		$26	$0	$69	$69	$0
	Pay	USD versus CNH 1-Year ATM Realized Volatility	7.000	Maturity	12/11/2025		26	0	64	64	0
JPM	Receive	USD versus INR 1-Year ATM Realized Volatility	3.600	Maturity	11/24/2025		14	0	(20)	0	(20)
	Receive	USD versus INR 1-Year ATM Realized Volatility	3.725	Maturity	11/26/2025		8	0	(9)	0	(9)
SCX	Receive	USD versus INR 1-Year ATM Realized Volatility	3.450	Maturity	11/21/2025		9	0	(13)	0	(13)

								$0	$91	$133	$(42)

Total Swap Agreements								$97	$(529)	$743	$(1,175)

(o)

Securities with an aggregate market value of $9,917 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)				This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Azerbaijan
Corporate Bonds & Notes	$0	$4,449	$0	$4,449
Brazil
Corporate Bonds & Notes	0	3,984	0	3,984
Loan Participations and Assignments	0	0	26	26
Sovereign Issues	0	112,621	0	112,621
Cayman Islands
Corporate Bonds & Notes	0	831	0	831
Loan Participations and Assignments	0	0	1,392	1,392
Chile
Sovereign Issues	0	12,091	0	12,091
China
Sovereign Issues	0	586	0	586
Colombia
Sovereign Issues	0	10,677	0	10,677
Czech Republic
Corporate Bonds & Notes	0	2,112	0	2,112
Sovereign Issues	0	3,297	0	3,297
Dominican Republic
Sovereign Issues	0	24,691	0	24,691
Ecuador
Sovereign Issues	0	1,859	0	1,859
Egypt
Sovereign Issues	0	12,304	0	12,304
France
Corporate Bonds & Notes	0	232	0	232
Germany
Corporate Bonds & Notes	0	0	3,930	3,930
Loan Participations and Assignments	0	2,199	0	2,199
Ghana
Sovereign Issues	0	2,201	0	2,201
Hungary
Sovereign Issues	0	2,524	0	2,524
Indonesia
Sovereign Issues	0	352	0	352
Ireland
Asset-Backed Securities	0	838	0	838
Corporate Bonds & Notes	0	654	0	654
Loan Participations and Assignments	0	0	3,085	3,085
Israel
Sovereign Issues	0	38,690	0	38,690
Ivory Coast
Loan Participations and Assignments	0	0	3,169	3,169
Sovereign Issues	0	638	0	638
Jersey, Channel Islands
Corporate Bonds & Notes	0	74	0	74
Kazakhstan
Sovereign Issues	0	785	0	785
Luxembourg
Corporate Bonds & Notes	0	994	0	994
Malaysia
Sovereign Issues	0	51,368	0	51,368
Mexico
Sovereign Issues	0	31,800	0	31,800
Namibia
Sovereign Issues	0	3,177	0	3,177
Netherlands
Corporate Bonds & Notes	0	3,194	0	3,194
Loan Participations and Assignments	0	0	1,400	1,400
Paraguay
Sovereign Issues	0	3,071	0	3,071
Peru
Corporate Bonds & Notes	0	5,249	1,444	6,693
Sovereign Issues	0	10,947	0	10,947
Philippines
Sovereign Issues	0	15,750	0	15,750
Poland
Sovereign Issues	0	12,570	0	12,570
Qatar
Corporate Bonds & Notes	0	772	0	772
Romania
Sovereign Issues	0	507	0	507
Serbia
Loan Participations and Assignments	0	1,165	0	1,165
Sovereign Issues	0	1,870	0	1,870
Singapore
Corporate Bonds & Notes	0	624	0	624
South Africa
Corporate Bonds & Notes	0	798	0	798
Loan Participations and Assignments	0	0	1,244	1,244
Sovereign Issues	0	32,224	0	32,224
South Korea
Sovereign Issues	0	22,140	0	22,140

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Supranational
Corporate Bonds & Notes	0	20,568	0	20,568
Turkey
Loan Participations and Assignments	0	2,940	1,182	4,122
Sovereign Issues	0	12,154	0	12,154
Uganda
Sovereign Issues	0	2,265	0	2,265
Ukraine
Sovereign Issues	0	836	0	836
United Kingdom
Corporate Bonds & Notes	0	4,768	977	5,745
Non-Agency Mortgage-Backed Securities	0	2,640	0	2,640
United States
Asset-Backed Securities	0	5,542	0	5,542
Non-Agency Mortgage-Backed Securities	0	3,953	800	4,753
Sovereign Issues	0	4,070	0	4,070
U.S. Government Agencies	0	2,452	0	2,452
Uzbekistan
Corporate Bonds & Notes	0	1,771	0	1,771
Sovereign Issues	0	331	0	331
Venezuela
Sovereign Issues	0	346	0	346
Zambia
Sovereign Issues	0	935	0	935
Short-Term Instruments
Mutual Funds	0	3,963	0	3,963
Repurchase Agreements	0	149,700	0	149,700
Hungary Treasury Bills	0	17,854	0	17,854
Nigeria Treasury Bills	0	17,985	0	17,985
U.S. Treasury Bills	0	12,515	0	12,515

$0	$704,497	$18,649	$723,146
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$78,116	$0	$0	$78,116

Total Investments	$78,116	$704,497	$18,649	$801,262

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,138	0	1,138
Over the counter	0	22,009	0	22,009

$0	$23,147	$0	$23,147
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,168)	0	(1,168)
Over the counter	0	(23,421)	0	(23,421)

$0	$(24,589)	$0	$(24,589)

Total Financial Derivative Instruments	$0	$(1,442)	$0	$(1,442)

Totals	$78,116	$703,055	$18,649	$799,820

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)

Investments in Securities, at Value
Brazil
Loan Participations and Assignments	$26	$0	$0	$20	$0	$(20)	$0	$0	$26	$(20)
Cayman Islands(2)
Loan Participations and Assignments	1,367	0	0	0	0	25	0	0	1,392	25
Germany
Corporate Bonds & Notes	3,904	0	0	0	0	26	0	0	3,930	26
Ireland
Loan Participations and Assignments	2,806	0	0	1	0	278	0	0	3,085	278
Ivory Coast
Loan Participations and Assignments	3,724	0	(874)	2	(26)	343	0	0	3,169	269

Schedule of Investments PIMCO Emerging Markets Currency and Short-Term Investments Fund (Cont.)	June 30, 2025 (Unaudited)

Netherlands
Loan Participations and Assignments	1,379	0	0	2	0	19	0	0	1,400	19
Peru
Corporate Bonds & Notes	0	1,350	0	0	0	94	0	0	1,444	94
South Africa
Loan Participations and Assignments	1,199	0	0	1	0	44	0	0	1,244	44
Turkey
Loan Participations and Assignments	1,073	0	0	0	0	109	0	0	1,182	109
United Kingdom
Corporate Bonds & Notes	1,924	0	(1,042)	73	(14)	36	0	0	977	(32)
United States
Non-Agency Mortgage-Backed Securities	783	0	0	0	0	17	0	0	800	17

Totals	$18,185	$1,350	$(1,916)	$99	$(40)	$971	$0	$0	$18,649	$829

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Brazil
Loan Participations and Assignments		$26	Other Valuation Techniques(3)			—			—	—
Cayman Islands
Loan Participations and Assignments		1,392	Discounted Cash Flow			Discount Rate			6.800	—
Germany
Corporate Bonds & Notes		3,930	Discounted Cash Flow			Discount Rate			7.297	—
Ireland
Loan Participations and Assignments		3,085	Discounted Cash Flow			Discount Rate			3.327	—
Ivory Coast
Loan Participations and Assignments		3,169	Discounted Cash Flow			Discount Rate			6.258	—
Netherlands
Loan Participations and Assignments		1,400	Discounted Cash Flow			Discount Rate			7.815	—
Peru
Corporate Bonds & Notes		1,444	Proxy Pricing			Base Price			104.175	—
South Africa
Loan Participations and Assignments		1,244	Discounted Cash Flow			Discount Rate			11.518	—
Turkey
Loan Participations and Assignments		1,182	Discounted Cash Flow			Discount Rate			4.706	—
United Kingdom
Corporate Bonds & Notes		977	Other Valuation Techniques(3)			—			—	—
United States
Non-Agency Mortgage-Backed Securities		800	Discounted Cash Flow			Discount Rate			6.573	—

Total		$18,649

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)									Country type updated from United States to Cayman Islands since prior fiscal year end.
(3)									Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 4.3% ¤
CAYMAN ISLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
CIFI Holdings Group Co. Ltd. 4.375% due 04/12/2027 ^(b)		$500	$47
Poinsettia Finance Ltd. 6.625% due 06/17/2031		604	566
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2025 ^(a)(b)		69	8
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2026 ^(a)(b)		69	9
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(a)(b)		139	17
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(a)(b)		209	26
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(a)(b)		209	26
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(a)(b)		99	12

Total Cayman Islands (Cost $1,277)			711

PERU 0.3%
SOVEREIGN ISSUES 0.3%
Peru Government International Bond 6.950% due 08/12/2031	PEN	1,761	541

Total Peru (Cost $497)			541

UNITED STATES 3.3%
U.S. GOVERNMENT AGENCIES 3.3%
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055		$1,600	1,488
4.500% due 08/01/2055		1,600	1,530
5.000% due 08/01/2055		1,700	1,665
5.500% due 08/01/2055		2,000	1,998

			6,681

Total United States (Cost $6,579)			6,681

		SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (d)		499,127	499

Total Short-Term Instruments (Cost $499)			499

Total Investments in Securities (Cost $8,852)			8,432

INVESTMENTS IN AFFILIATES 98.6%
UNITED STATES 96.0%
MUTUAL FUNDS (c) 96.0%
PIMCO Emerging Markets Bond Fund		5,430,391	46,973
PIMCO Emerging Markets Corporate Bond Fund		4,959,744	45,580

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2025 (Unaudited)

PIMCO Emerging Markets Local Currency and Bond Fund	16,263,686	99,859

		192,412

Total United States (Cost $186,009)		192,412

SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	539,370	5,252

Total Short-Term Instruments (Cost $5,250)		5,252

Total Investments in Affiliates (Cost $191,259)		197,664

Total Investments 102.9% (Cost $200,111)		$206,096
Financial Derivative Instruments (e)(f) 0.0%(Cost or Premiums, net $76)		3
Other Assets and Liabilities, net (2.9)%		(5,760)

Net Assets 100.0%		$200,339

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
(a)	Payment in-kind security.
(b)	Security is not accruing income as of the date of this report.
(c)	Institutional Class Shares of each Fund.
(d)	Coupon represents a 7-Day Yield.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	117	$13,119	$223	$37	$0

Total Futures Contracts	$223	$37	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.500%	Annual	12/20/2030	$6,400	$161	$(147)	$14	$0	$(12)

Total Swap Agreements	$161	$(147)	$14	$0	$(12)

Cash of $705 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BRC	09/2025	$27	PEN	99	$1	$0
BSH	09/2025	PEN	2,385	$651	0	(21)
CBK	07/2025	$14	PEN	51	0	0
08/2025	41	148	1	0
FAR	09/2025	22	78	0	0

Total Forward Foreign Currency Contracts	$2	$(21)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Brazil Government International Bond	1.000%	Quarterly	12/20/2028	1.059%	$2,000	$(85)	$82	$0	$(3)

Total Swap Agreements	$(85)	$82	$0	$(3)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Emerging Markets Full Spectrum Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Cayman Islands
Corporate Bonds & Notes	$0	$711	$0	$711
Peru
Sovereign Issues	0	541	0	541
United States
U.S. Government Agencies	0	6,681	0	6,681
Short-Term Instruments
Mutual Funds	0	499	0	499

	$0	$8,432	$0	$8,432
Investments in Affiliates, at Value
United States
Mutual Funds	192,412	0	0	192,412
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,252	0	0	5,252

	$197,664	$0	$0	$197,664

Total Investments	$197,664	$8,432	$0	$206,096

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	37	0	37
Over the counter	0	2	0	2

	$0	$39	$0	$39
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(12)	0	(12)
Over the counter	0	(24)	0	(24)

	$0	$(36)	$0	$(36)

Total Financial Derivative Instruments	$0	$3	$0	$3

Totals	$197,664	$8,435	$0	$206,099

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.2% ¤
ANGOLA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Finance Ministry Angola 13.500% (PRIME + 6.000%) due 12/11/2025 «~		$3,900	$3,902

Total Angola (Cost $3,900)			3,902

AZERBAIJAN 0.1%
CORPORATE BONDS & NOTES 0.1%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC 7.230% due 03/17/2026		$1,400	1,391

Total Azerbaijan (Cost $1,400)			1,391

BRAZIL 5.4%
CORPORATE BONDS & NOTES 0.7%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	135,000	7,218
Vale SA 0.000% due 12/29/2049 ~ (i)	BRL	114,743	7,241

			14,459

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Oi SA TBD% due 12/30/2050 «		$6,394	64

SOVEREIGN ISSUES 4.7%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025	BRL	189,200	33,590
0.000% due 07/01/2026 (f)		2,600	417
0.000% due 07/01/2028 (f)		83,000	10,571
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2027		84,700	14,797
10.000% due 01/01/2029		86,700	14,645
10.000% due 01/01/2031		105,200	16,985
10.000% due 01/01/2033		1,300	203
10.000% due 01/01/2035		43,800	6,647

			97,855

Total Brazil (Cost $114,233)			112,378

CAYMAN ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.2%
LCM Ltd. 5.611% due 04/20/2031 •		$940	942
Venture CLO Ltd. 5.664% due 04/20/2032 •		2,752	2,755
Voya CLO Ltd. 5.491% due 04/17/2030 •		308	308

			4,005

CORPORATE BONDS & NOTES 0.3%
Fish Pond Re Ltd. 8.328% due 01/08/2027 ~		550	560
Interoceanica Finance Ltd. 0.000% due 11/30/2025 (f)		40	39
Kaisa Group Holdings Ltd.
11.250% due 04/16/2049 ^(c)		300	14
11.700% due 11/11/2025 ^(c)		4,200	189
Peru Payroll Deduction Finance Ltd. 0.000% due 11/01/2029 «(f)		1,230	1,074
Poinsettia Finance Ltd. 6.625% due 06/17/2031		2,643	2,475
Red Dorsal Finance Ltd. 5.875% due 10/12/2031		1,382	1,370

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(b)(c)		138	17
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(b)(c)		139	17
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(b)(c)		278	35
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(b)(c)		418	52
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(b)(c)		419	52
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(b)(c)		197	24

			5,918

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Ziraat 7.418% (TSFR3M + 3.100%) due 06/15/2034 «		4,300	4,275

Total Cayman Islands (Cost $16,079)			14,198

CHILE 2.5%
SOVEREIGN ISSUES 2.5%
Bonos de la Tesoreria de la Republica en pesos
4.700% due 09/01/2030	CLP	30,610,000	31,813
5.000% due 10/01/2028		1,670,000	1,791
5.000% due 03/01/2035		2,910,000	2,985
5.800% due 10/01/2029		2,585,000	2,826
6.000% due 04/01/2033		10,330,000	11,356

Total Chile (Cost $50,465)			50,771

CHINA 2.0%
SOVEREIGN ISSUES 2.0%
China Government International Bond
2.190% due 09/25/2054	CNY	70,800	10,468
2.270% due 05/25/2034		48,520	7,092
2.600% due 09/01/2032		14,730	2,194
2.750% due 02/17/2032		15,980	2,389
2.800% due 11/15/2032		59,300	8,956
3.120% due 10/25/2052		5,900	1,029
3.810% due 09/14/2050		48,180	9,213

Total China (Cost $38,843)			41,341

COLOMBIA 4.3%
SOVEREIGN ISSUES 4.3%
Colombian TES
6.250% due 07/09/2036	COP	46,286,900	7,322
7.000% due 06/30/2032		7,951,500	1,493
7.250% due 10/26/2050		1,200,400	177
11.000% due 08/22/2029		44,058,000	10,765
11.500% due 07/25/2046		72,450,600	16,044
12.750% due 11/28/2040		35,606,800	8,678
13.250% due 02/09/2033		173,693,400	44,516

Total Colombia (Cost $86,670)			88,995

CZECH REPUBLIC 4.4%
SOVEREIGN ISSUES 4.4%
Czech Republic Government International Bond
1.750% due 06/23/2032 (l)	CZK	100,500	4,160
2.000% due 10/13/2033 (l)		60,900	2,477
3.500% due 05/30/2035		73,700	3,309
3.600% due 06/03/2036		82,500	3,696
4.200% due 12/04/2036 (l)		85,700	4,023
4.500% due 11/11/2032 (l)		923,870	45,326
4.900% due 04/14/2034 (l)		169,390	8,509
5.000% due 09/30/2030		393,900	19,832

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Czech Republic (Cost $84,661)			91,332

DENMARK 0.0%

Total Denmark (Cost $0)			0

DOMINICAN REPUBLIC 4.0%
SOVEREIGN ISSUES 4.0%
Dominican Republic Central Bank Notes 13.000% due 12/05/2025	DOP	407,100	6,823
Dominican Republic International Bond
10.500% due 03/15/2037		3,303,400	56,496
10.750% due 06/01/2036		638,600	11,099
11.250% due 09/15/2035		188,400	3,368
13.625% due 02/03/2033		154,450	3,053
13.625% due 02/10/2034		63,300	1,283

Total Dominican Republic (Cost $78,503)			82,122

ECUADOR 0.2%
SOVEREIGN ISSUES 0.2%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$425	310
5.000% due 07/31/2040		60	38
5.500% due 07/31/2035		1,523	1,112
6.900% due 07/31/2030		3,932	3,421

Total Ecuador (Cost $3,050)			4,881

EGYPT 1.3%
SOVEREIGN ISSUES 1.3%
Egypt Government International Bond 21.954% due 03/04/2028	EGP	1,329,100	26,435

Total Egypt (Cost $25,293)			26,435

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
New Immo Holding SA 2.750% due 11/26/2026	EUR	300	349

Total France (Cost $297)			349

GERMANY 1.3%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG 8.010% due 07/18/2034 «	INR	1,700,000	20,558

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Stepstone Group MidCo 2 GmbH 6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	4,800	5,555

Total Germany (Cost $24,887)			26,113

GHANA 0.3%
SOVEREIGN ISSUES 0.3%
Ghana Government International Bond
8.350% due 02/16/2027	GHS	8,733	724
8.650% due 02/13/2029		73,597	5,200
8.950% due 02/11/2031		3,328	205
9.250% due 02/08/2033		10,430	594
10.000% due 08/17/2027		3,395	273

Total Ghana (Cost $3,653)			6,996

HUNGARY 1.8%
SOVEREIGN ISSUES 1.8%
Hungary Government International Bond
3.000% due 08/21/2030 (l)	HUF	4,695,500	11,835
3.000% due 10/27/2038 (l)		731,300	1,407
4.750% due 11/24/2032		8,601,000	22,516
7.000% due 10/24/2035 (l)		273,200	804

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Hungary (Cost $34,750)			36,562

INDONESIA 6.7%
SOVEREIGN ISSUES 6.7%
Indonesia Government International Bond
6.375% due 04/15/2032	IDR	31,820,000	1,948
6.500% due 07/15/2030		221,194,000	13,745
6.750% due 07/15/2035		1,567,902,000	97,485
7.125% due 06/15/2038		86,770,000	5,469
7.125% due 06/15/2042		6,871,000	429
7.125% due 06/15/2043		16,028,000	1,000
7.125% due 08/15/2045		29,773,000	1,857
7.500% due 05/15/2038		91,004,000	5,893
7.500% due 04/15/2040		88,950,000	5,745
8.375% due 04/15/2039		62,230,000	4,330

Total Indonesia (Cost $136,616)			137,901

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.0%
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •	EUR	403	475

CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029 (l)		$1,848	1,700

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	6,300	7,475

Total Ireland (Cost $9,005)			9,650

ISRAEL 0.5%
SOVEREIGN ISSUES 0.5%
Israel Government International Bond
0.500% due 02/27/2026	ILS	19,900	5,775
5.375% due 02/19/2030		$3,400	3,469

Total Israel (Cost $8,640)			9,244

IVORY COAST 0.7%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Republic of Cote d'Ivoire
5.028% - 5.159% (EUR003M + 2.850%) due 03/18/2026 «~	EUR	2,600	3,038
5.403% (EUR006M + 3.050%) due 03/09/2026 «~		7,300	8,568

			11,606

SOVEREIGN ISSUES 0.1%
Ivory Coast Government International Bond
4.875% due 01/30/2032		1,317	1,393
5.250% due 03/22/2030		400	451

			1,844

Total Ivory Coast (Cost $12,333)			13,450

JERSEY, CHANNEL ISLANDS 0.0%
CORPORATE BONDS & NOTES 0.0%
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	253	296

Total Jersey, Channel Islands (Cost $261)			296

KAZAKHSTAN 0.1%
SOVEREIGN ISSUES 0.1%
Development Bank of Kazakhstan JSC
10.950% due 05/06/2026	KZT	611,500	1,129
13.489% due 05/23/2028		872,000	1,533

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Kazakhstan (Cost $2,950)			2,662

KENYA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Kenya 9.849% (PRIME + 5.400%) due 04/05/2028 «~		$2,700	2,694

Total Kenya (Cost $2,686)			2,694

LUXEMBOURG 0.1%
		SHARES
COMMON STOCKS 0.0%
Drillco Holding Lux SA «(k)		10,272	211
Foresea Holdings SA «		10,634	218

			429

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.1%
FORESEA Holding SA 7.500% due 06/15/2030		260	248
Raizen Fuels Finance SA 6.250% due 07/08/2032 (a)		2,800	2,782

			3,030

Total Luxembourg (Cost $3,242)			3,459

MALAYSIA 6.9%
SOVEREIGN ISSUES 6.9%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	53,060	12,150
3.582% due 07/15/2032		184,130	44,347
3.844% due 04/15/2033		2,500	609
4.054% due 04/18/2039		13,680	3,387
4.065% due 06/15/2050		13,699	3,295
4.180% due 05/16/2044		6,660	1,669
4.254% due 05/31/2035		8,030	2,027
4.457% due 03/31/2053		61,910	15,854
4.642% due 11/07/2033		18,450	4,754
4.696% due 10/15/2042		6,078	1,610
4.762% due 04/07/2037		9,554	2,512
4.893% due 06/08/2038		30,070	8,040
Malaysia Government Investment Issue
3.804% due 10/08/2031		15,250	3,708
4.119% due 11/30/2034		8,320	2,076
4.130% due 07/09/2029		65,000	15,980
4.193% due 10/07/2032		37,500	9,345
4.291% due 08/14/2043		20,870	5,269
4.417% due 09/30/2041		2,714	696
4.662% due 03/31/2038		12,800	3,342
5.357% due 05/15/2052		5,700	1,652

Total Malaysia (Cost $133,786)			142,322

MEXICO 10.2%
		SHARES
COMMON STOCKS 0.0%
Hipotecaria Su Casita SA «(d)		742,577	0

		PRINCIPAL AMOUNT (000s)
SOVEREIGN ISSUES 10.2%
Mexican Bonos
7.500% due 05/26/2033	MXN	137,000	6,689
7.750% due 05/29/2031		338,900	17,238

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

7.750% due 11/23/2034		53,900	2,628
7.750% due 11/13/2042		675,300	29,905
8.000% due 11/07/2047		195,900	8,708
8.000% due 07/31/2053		405,500	17,846
8.500% due 03/01/2029		723,500	38,505
8.500% due 05/31/2029		749,800	39,887
8.500% due 02/28/2030		667,400	35,379
8.500% due 11/18/2038		71,400	3,507
Mexican Udibonos 4.000% due 08/24/2034 (h)		73,231	3,631
Mexico Government International Bond
5.850% due 07/02/2032 (a)		$3,000	3,040
6.625% due 01/29/2038 (a)		3,000	3,050

			210,013

Total Mexico (Cost $197,919)			210,013

NETHERLANDS 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
VEON Amsterdam BV 8.531% - 10.750% (TSFR3M + 3.250%) due 03/25/2027 «~		$3,400	3,401

Total Netherlands (Cost $3,355)			3,401

NIGERIA 0.2%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 3.695% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,100	3,627

Total Nigeria (Cost $3,249)			3,627

PARAGUAY 0.4%
SOVEREIGN ISSUES 0.4%
Paraguay Government International Bond
7.900% due 02/09/2031	PYG	30,599,000	3,713
8.500% due 03/04/2035		34,354,000	4,204

Total Paraguay (Cost $8,488)			7,917

PERU 5.3%
CORPORATE BONDS & NOTES 1.0%
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	11,900	3,509
10.100% due 12/15/2043		56,200	16,856

			20,365

SOVEREIGN ISSUES 4.3%
Peru Government International Bond
5.400% due 08/12/2034		53,000	14,163
6.150% due 08/12/2032		89,000	25,988
6.850% due 08/12/2035		60,800	17,724
6.850% due 02/12/2042		3,800	1,082
6.900% due 08/12/2037		2,700	777
6.950% due 08/12/2031		50,400	15,470
7.300% due 08/12/2033		40,900	12,595
7.600% due 08/12/2039		500	151

			87,950

Total Peru (Cost $98,176)			108,315

PHILIPPINES 4.5%
SOVEREIGN ISSUES 4.5%
Philippines Government International Bond
6.250% due 02/28/2029	PHP	4,161,120	75,070
6.250% due 01/14/2036		369,000	6,411
6.375% due 04/28/2035		564,900	10,115
6.500% due 05/19/2029		96,070	1,746

Total Philippines (Cost $90,459)			93,342

POLAND 6.6%
SOVEREIGN ISSUES 6.6%
Republic of Poland Government International Bond
1.750% due 04/25/2032 (l)	PLN	58,100	13,003

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

2.750% due 10/25/2029 (l)		36,800	9,418
4.750% due 07/25/2029 (l)		85,800	23,786
5.750% due 04/25/2029 (l)		243,500	69,947
6.000% due 10/25/2033 (l)		67,500	19,508

Total Poland (Cost $121,476)			135,662

ROMANIA 2.2%
SOVEREIGN ISSUES 2.2%
Romania Government International Bond
4.250% due 04/28/2036	RON	66,700	12,022
4.750% due 10/11/2034		9,700	1,860
5.000% due 02/12/2029		10,300	2,214
6.850% due 07/29/2030		43,100	9,768
7.100% due 07/31/2034		7,100	1,611
7.350% due 04/28/2031		49,400	11,430
8.000% due 04/29/2030		30,500	7,244

Total Romania (Cost $43,993)			46,149

SERBIA 1.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Project Mercury 0.400% - 6.668% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	3,400	4,136
Tesler 1.000% due 05/21/2028		3,900	4,544

			8,680

SOVEREIGN ISSUES 0.6%
Serbia Treasury Bonds
4.500% due 08/20/2032	RSD	345,400	3,379
5.250% due 07/27/2035		884,800	8,919

			12,298

Total Serbia (Cost $19,852)			20,978

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		$1,800	1,871

Total Singapore (Cost $1,771)			1,871

SOUTH AFRICA 9.5%
CORPORATE BONDS & NOTES 0.9%
Eskom Holdings SOC Ltd.
0.000% due 08/18/2027 (f)	ZAR	143,600	5,987
0.000% due 12/31/2032 (f)		363,100	6,660
Transnet SOC Ltd. 10.000% due 03/30/2029		103,000	5,479

			18,126

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Transnet SOC Ltd. 11.558% (JIBA3M + 4.000%) due 03/02/2028 «~		53,314	2,987

SOVEREIGN ISSUES 8.5%
Republic of South Africa Government International Bond
6.250% due 03/31/2036		318,700	13,422
6.500% due 02/28/2041		106,700	4,069
7.000% due 02/28/2031		478,727	24,877
8.000% due 01/31/2030		415,250	23,066
8.250% due 03/31/2032 (l)		85,900	4,633
8.500% due 01/31/2037		812,400	39,947
8.750% due 01/31/2044		89,000	4,088
8.750% due 02/28/2048		134,700	6,110
8.875% due 02/28/2035		623,200	32,871

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

9.000% due 01/31/2040		473,100	23,107

			176,190

Total South Africa (Cost $200,710)			197,303

SUPRANATIONAL 1.2%
CORPORATE BONDS & NOTES 1.2%
European Investment Bank 2.875% due 11/15/2029	PLN	58,700	14,932
International Bank for Reconstruction & Development 7.050% due 07/22/2029	INR	853,500	10,156

Total Supranational (Cost $23,787)			25,088

TANZANIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
The Ministry of Finance and Planning, Government of the United Republic of Tanzania 7.541% (EUR006M + 5.400%) due 04/26/2028 ~	EUR	2,400	2,831

Total Tanzania (Cost $2,815)			2,831

THAILAND 1.3%
SOVEREIGN ISSUES 1.3%
Thailand Government International Bond
2.000% due 06/17/2042	THB	103,190	3,199
2.875% due 06/17/2046		23,000	797
2.980% due 06/17/2045		80,785	2,853
3.400% due 06/17/2036		96,040	3,481
3.450% due 06/17/2043		337,710	12,549
4.000% due 06/17/2055		116,120	4,927

Total Thailand (Cost $24,276)			27,806

TURKEY 2.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
SOCAR Turkey Enerji AS 5.931% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	8,300	9,758
Turkiye Vakiflar Bankasi TAO 5.001% (EUR003M + 3.000%) due 12/15/2028 «~		1,600	1,892

			11,650

SOVEREIGN ISSUES 1.5%
Turkiye Government International Bond
27.700% due 09/27/2034	TRY	588,400	14,181
49.053% due 05/20/2026 ~		16,300	411
49.053% due 08/19/2026 ~		27,000	681
49.053% due 05/17/2028 ~		643,400	15,674

			30,947

Total Turkey (Cost $45,506)			42,597

UGANDA 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Uganda Government International Bond
14.375% due 02/03/2033	UGX	8,336,000	2,094
15.000% due 06/18/2043		1,633,700	393
15.800% due 06/23/2039		12,602,600	3,231

Total Uganda (Cost $5,616)			5,718

UKRAINE 0.1%
SOVEREIGN ISSUES 0.1%
Ukraine Government International Bond
0.000% due 02/01/2034 (g)		$1,045	405
0.000% due 02/01/2036 (g)		736	348
1.750% due 02/01/2029		529	328
1.750% due 02/01/2035		1,441	739
1.750% due 02/01/2036		1,600	800

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Ukraine (Cost $2,437)			2,620

UNITED ARAB EMIRATES 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
NMC Healthcare LLC 10.855% (US0003M + 6.000%) due 03/25/2027 «~	AED	9,388	2,559

Total United Arab Emirates (Cost $2,588)			2,559

UNITED KINGDOM 1.0%
CORPORATE BONDS & NOTES 0.8%
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$19,470	13,855
Standard Chartered Bank
0.000% due 11/03/2025 (f)	PKR	382,500	1,198
0.000% due 12/01/2025 «(f)		425,600	1,322

			16,375

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding PLC 5.161% due 01/17/2059 •	GBP	1,353	1,862
Rochester Financing PLC 4.939% due 12/18/2044 •		933	1,280
Tower Bridge Funding PLC 4.960% due 12/20/2063 •		450	617
Warwick Finance Residential Mortgages PLC 0.000% due 12/21/2049 (f)		0	797

			4,556

Total United Kingdom (Cost $19,133)			20,931

UNITED STATES 4.0%
ASSET-BACKED SECURITIES 1.0%
Bear Stearns Asset-Backed Securities Trust
5.274% due 08/25/2036 •		$1,096	1,089
5.334% due 03/25/2034 •		405	424
Credit-Based Asset Servicing & Securitization LLC
2.841% due 01/25/2036		1,619	1,386
4.554% due 07/25/2037 •		9	6
GSAMP Trust
4.524% due 01/25/2037 •		881	531
4.734% due 12/25/2036 •		920	913
Lehman XS Trust 4.984% due 01/25/2036 þ		2,644	2,362
Merrill Lynch Mortgage Investors Trust 5.184% due 09/25/2035 •		1,620	1,611
Morgan Stanley Mortgage Loan Trust 4.914% due 12/25/2036 •		2,964	1,008
New Century Home Equity Loan Trust 4.754% due 08/25/2036 •		984	975
OneMain Financial Issuance Trust 4.130% due 05/14/2035		6,273	6,251
Option One Mortgage Loan Trust 4.654% due 04/25/2037 •		345	232
WaMu Asset-Backed Certificates WaMu Trust 4.674% due 05/25/2037 •		4,246	3,771

			20,559

CORPORATE BONDS & NOTES 0.3%
Rio Oil Finance Trust 9.750% due 01/06/2027		198	205
VB DPR Finance Co. 6.833% due 03/15/2035 «(k)		5,000	4,902

			5,107

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
American Home Mortgage Assets Trust 6.750% due 11/25/2046		351	314
Angel Oak Mortgage Trust 0.909% due 01/25/2066 ~		2,641	2,293
Banc of America Funding Trust 2.371% due 03/20/2036 ~		11	10
BCAP LLC Trust
4.155% due 05/26/2037 ~		1,931	1,726
4.774% due 01/25/2037 •		149	137

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
4.521% due 02/25/2036 ~		30	27
5.166% due 01/25/2035 ~		3	2
Bear Stearns ALT-A Trust
4.037% due 04/25/2037 ~		5,570	3,869
4.180% due 08/25/2036 ~		243	163
Citigroup Mortgage Loan Trust
4.783% due 09/25/2037 ~		2,253	2,080
5.483% due 07/25/2046 ~		22	21
6.756% due 03/25/2034 ~		4	4
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		42	37
Countrywide Home Loan Mortgage Pass-Through Trust 4.860% due 09/25/2047 ~		13	12
Countrywide Home Loan Reperforming REMIC Trust 4.859% due 11/25/2034 •		123	117
GreenPoint MTA Trust 4.874% due 06/25/2045 •		38	35
GSMPS Mortgage Loan Trust 4.784% due 01/25/2036 •		171	139
GSR Mortgage Loan Trust 5.540% due 11/25/2035 ~		57	27
HarborView Mortgage Loan Trust
5.514% due 08/19/2036 ~		1	1
6.399% due 10/19/2035 •		290	137
Impac CMB Trust
5.074% due 03/25/2035 •		62	60
5.730% due 01/25/2033 þ		193	196
IndyMac INDX Mortgage Loan Trust
4.794% due 02/25/2037 •		810	756
5.074% due 07/25/2045 •		95	75
JP Morgan Mortgage Trust 5.177% due 06/25/2036 ~		155	106
JP Morgan Resecuritization Trust 2.500% due 03/25/2056		118	115
Luminent Mortgage Trust 4.794% due 12/25/2036 •		8	8
Morgan Stanley Mortgage Loan Trust 6.075% due 06/25/2036 ~		6	6
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.340% due 06/25/2036		7,697	2,031
Residential Accredit Loans, Inc. Trust
5.397% due 10/25/2037 ~		806	649
5.849% due 02/25/2036 ~		74	63
Residential Asset Securitization Trust 4.834% due 01/25/2046 •		128	36
Sequoia Mortgage Trust 4.731% due 01/20/2047 ~		14	10
Structured Adjustable Rate Mortgage Loan Trust
5.267% due 03/25/2036 ~		32	26
5.799% due 01/25/2035 •		25	23
Structured Asset Mortgage Investments Trust 4.734% due 02/25/2037 •		908	869
TBW Mortgage-Backed Trust 6.540% due 01/25/2037		1,248	265
Thornburg Mortgage Securities Trust 5.999% due 06/25/2047 •		139	123
TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034 «(k)		2,200	2,201
WaMu Mortgage Pass-Through Certificates Trust
3.775% due 01/25/2037 ~		38	33
4.351% due 12/25/2036 ~		25	23
4.804% due 05/25/2034 •		166	155
4.823% due 09/25/2036 ~		32	28
Wells Fargo Mortgage-Backed Securities Trust 7.414% due 10/25/2036 ~		349	335

			19,343

SOVEREIGN ISSUES 1.8%
Colombia Government International Bond
1.000% due 04/28/2028	COP	150,665,500	33,234
1.000% due 02/09/2033		18,135,700	4,639

			37,873

		SHARES
WARRANTS 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(k)		1	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total United States (Cost $87,179)			82,882

		PRINCIPAL AMOUNT (000s)
UZBEKISTAN 0.2%
CORPORATE BONDS & NOTES 0.2%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		1,300	1,370
21.000% due 07/24/2027	UZS	43,460,000	3,478

			4,848

SOVEREIGN ISSUES 0.0%
Republic of Uzbekistan International Bond 16.625% due 05/29/2027		9,770,000	786

Total Uzbekistan (Cost $5,514)			5,634

VENEZUELA 0.0%
SOVEREIGN ISSUES 0.0%
Venezuela Government International Bond 9.250% due 09/15/2027 ^(c)		$4,300	876

Total Venezuela (Cost $643)			876

ZAMBIA 0.1%
SOVEREIGN ISSUES 0.1%
Zambia Government International Bond
12.000% due 07/04/2025	ZMW	19,134	801
12.000% due 05/03/2028		3,600	137
22.000% due 01/22/2029		3,100	149
23.000% due 01/22/2031		26,200	1,350

Total Zambia (Cost $2,139)			2,437

		SHARES
SHORT-TERM INSTRUMENTS 3.4%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (j)		6,829,340	6,829

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 2.5%
30.347% due 08/19/2025 - 06/29/2026 (e)(f)	NGN	91,681,109	50,765

U.S. TREASURY BILLS 0.6%
4.357% due 08/07/2025 - 09/16/2025 (e)(f)(n)(p)		$12,742	12,656

Total Short-Term Instruments (Cost $68,224)			70,250

Total Investments in Securities (Cost $1,955,508)			2,030,251

		SHARES
INVESTMENTS IN AFFILIATES 7.6%
SHORT-TERM INSTRUMENTS 7.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.6%
PIMCO Short Asset Portfolio		3,552,146	34,797
PIMCO Short-Term Floating NAV Portfolio III		12,632,617	123,004

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $158,447)	157,801

Total Investments in Affiliates (Cost $158,447)	157,801

Total Investments 105.8% (Cost $2,113,955)	$2,188,052
Financial Derivative Instruments (m)(o) 0.3%(Cost or Premiums, net $(3,799))	7,188
Other Assets and Liabilities, net (6.1)%	(126,757)

Net Assets 100.0%	$2,068,483

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		When-issued security.
(b)		Payment in-kind security.
(c)		Security is not accruing income as of the date of this report.
(d)		Security did not produce income within the last twelve months.
(e)		Coupon represents a weighted average yield to maturity.
(f)		Zero coupon security.
(g)		Security becomes interest bearing at a future date.
(h)		Principal amount of security is adjusted for inflation.
(i)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)		Coupon represents a 7-Day Yield.
(k)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071		06/10/2022		$0	$0	0.00%
Drillco Holding Lux SA		06/08/2023		206	211	0.01
TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034		09/18/2024		2,200	2,201	0.11
VB DPR Finance Co. 6.833% due 03/15/2035		01/31/2025		5,000	4,902	0.23

				$7,406	$7,314	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	5.420%	06/06/2025	TBD(2)	PLN	(80,530)	$(22,424)
	6.360	06/25/2025	TBD(2)	HUF	(2,458,899)	(7,256)
BRC	3.500	06/27/2025	TBD(2)	CZK	(505,497)	(24,092)
	4.550	01/08/2025	TBD(2)		$(1,591)	(1,626)
	5.350	05/08/2025	TBD(2)	PLN	(44,465)	(12,431)
GSC	5.450	05/08/2025	TBD(2)		(39,182)	(10,956)
JML	4.280	03/07/2025	TBD(2)		$(3,554)	(3,603)
MBC	5.400	06/06/2025	TBD(2)	PLN	(155,654)	(43,343)
	5.450	06/17/2025	TBD(2)		(68,766)	(19,118)
	6.430	06/24/2025	TBD(2)	HUF	(459,747)	(1,357)

Total Reverse Repurchase Agreements						$(146,206)

(l)		Securities with an aggregate market value of $150,485 and Cash of $382 has been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(147,517) at a weighted average interest rate of 5.483%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.
(m)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	92	$10,316	$175	$29	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	19	2,171	55	9	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	21	2,502	78	28	0

$308	$66	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury Long-Term Bond September Futures	09/2025	5	$(577)	$(16)	$0	$(5)

Total Futures Contracts	$292	$66	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	600	$4	$(1)	$3	$0	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.296	$100	1	0	1	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.367	4,900	54	(8)	46	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2027	0.402	200	2	0	2	0	0

$61	$(9)	$52	$0	$(1)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day INR-MIBOR Compounded-OIS	5.699%	Semi-Annual	06/18/2030	INR	626,200	$2	$(3)	$(1)	$0	$(7)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	1,511,280	276	(75)	201	0	(19)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2035	1,785,450	191	(17)	174	0	(30)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	3.322	Semi-Annual	12/20/2028	SGD	15,840	(117)	(623)	(740)	0	(18)
Pay	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	03/19/2030	4,170	22	145	167	5	0
Pay	1-Day SGD-SIBCSORA Compounded-OIS	1.992	Semi-Annual	06/18/2030	8,400	2	95	97	9	0
Pay(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030	THB	3,238,770	3,141	297	3,438	0	(43)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	$106,900	(1,487)	617	(870)	177	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	49,200	1,148	(930)	218	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	40,600	93	(425)	(332)	0	(40)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	98,150	(987)	166	(821)	158	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	51,300	88	763	851	97	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,100	(14)	30	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	42,300	905	(1,534)	(629)	0	(91)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	5,660	(123)	47	(76)	19	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		790	1	(7)	(6)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		900	(3)	(8)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		1,100	8	(10)	(2)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		1,200	12	(11)	1	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034		500	7	(5)	2	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2034		9,800	(677)	373	(304)	33	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034		2,300	(9)	(69)	(78)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		700	28	(7)	21	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		48,520	1,815	(2,230)	(415)	0	(173)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		1,800	(6)	(30)	(36)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		1,500	(5)	(33)	(38)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		3,500	(11)	(25)	(36)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		6,000	(119)	97	(22)	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		30,450	737	(647)	90	118	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		19,600	1,319	(571)	748	0	(74)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		19,700	(160)	272	112	82	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2036		1,900	33	(25)	8	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		400	17	(22)	(5)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		1,200	47	(64)	(17)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,600	109	89	198	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		25,050	1,596	256	1,852	0	(193)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		100	4	4	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,600	(819)	(579)	(1,398)	141	0
Receive	1-Day USD-SOFR Compounded-OIS	4.086	Annual	01/13/2055		9,600	10	(282)	(272)	0	(80)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		24,700	(3,343)	386	(2,957)	185	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		62,725	8,436	(1,079)	7,357	0	(476)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		15,500	924	164	1,088	0	(123)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		19,200	(1,476)	94	(1,382)	158	0
Pay	1-Year BRL-CDI	9.808	Maturity	01/02/2026	BRL	259,400	(11)	(2,298)	(2,309)	0	0
Receive	1-Year BRL-CDI	10.164	Maturity	01/02/2026		12,690	8	114	122	0	0
Receive	1-Year BRL-CDI	10.529	Maturity	01/02/2026		156,500	(237)	1,351	1,114	0	0
Pay	1-Year BRL-CDI	10.691	Maturity	01/02/2026		210,800	476	(1,797)	(1,321)	0	0
Pay	1-Year BRL-CDI	6.151	Maturity	01/04/2027		245,300	(6,908)	(4,227)	(11,135)	52	0
Pay	1-Year BRL-CDI	8.654	Maturity	01/04/2027		66,920	50	(868)	(818)	14	0
Receive	1-Year BRL-CDI	9.783	Maturity	01/04/2027		259,000	63	3,399	3,462	0	(52)
Pay	1-Year BRL-CDI	9.795	Maturity	01/04/2027		89,400	0	(1,176)	(1,176)	18	0
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027		75,600	0	(968)	(968)	15	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		68,800	0	(876)	(876)	14	0
Receive	1-Year BRL-CDI	9.840	Maturity	01/04/2027		116,900	0	1,508	1,508	0	(24)
Pay	1-Year BRL-CDI	9.840	Maturity	01/04/2027		96,900	0	(1,257)	(1,257)	20	0
Pay	1-Year BRL-CDI	9.842	Maturity	01/04/2027		129,700	0	(1,646)	(1,646)	26	0
Pay	1-Year BRL-CDI	10.076	Maturity	01/04/2027		214,200	(187)	(2,831)	(3,018)	43	0
Pay	1-Year BRL-CDI	10.225	Maturity	01/04/2027		49,450	0	(545)	(545)	10	0
Pay	1-Year BRL-CDI	10.235	Maturity	01/04/2027		49,450	0	(543)	(543)	10	0
Pay	1-Year BRL-CDI	10.565	Maturity	01/04/2027		66,900	0	(645)	(645)	13	0
Pay	1-Year BRL-CDI	10.602	Maturity	01/04/2027		59,400	74	(766)	(692)	12	0
Receive	1-Year BRL-CDI	10.671	Maturity	01/04/2027		137,300	0	1,267	1,267	0	(28)
Receive	1-Year BRL-CDI	10.768	Maturity	01/04/2027		34,200	(113)	431	318	0	(7)
Pay	1-Year BRL-CDI	10.792	Maturity	01/04/2027		147,400	470	(1,860)	(1,390)	30	0
Receive	1-Year BRL-CDI	10.880	Maturity	01/04/2027		227,600	0	1,912	1,912	0	(46)
Receive	1-Year BRL-CDI	10.943	Maturity	01/04/2027		104,900	0	860	860	0	(21)
Pay	1-Year BRL-CDI	10.980	Maturity	01/04/2027		113,500	0	(909)	(909)	23	0
Pay	1-Year BRL-CDI	11.064	Maturity	01/04/2027		81,100	359	(1,008)	(649)	16	0
Receive	1-Year BRL-CDI	11.133	Maturity	01/04/2027		96,200	0	724	724	0	(19)
Pay	1-Year BRL-CDI	11.169	Maturity	01/04/2027		148,000	97	(1,923)	(1,826)	30	0
Receive	1-Year BRL-CDI	11.513	Maturity	01/04/2027		83,900	0	538	538	0	(17)
Receive	1-Year BRL-CDI	11.560	Maturity	01/04/2027		66,300	0	415	415	0	(13)
Receive	1-Year BRL-CDI	11.600	Maturity	01/04/2027		139,600	0	820	820	0	(28)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Year BRL-CDI	11.603	Maturity	01/04/2027		162,200	0	951	951	0	(33)
Receive	1-Year BRL-CDI	11.736	Maturity	01/04/2027		210,100	0	1,126	1,126	0	(42)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		565,900	3	(298)	(295)	56	0
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		149,400	0	27	27	0	(30)
Receive	1-Year BRL-CDI	14.350	Maturity	01/04/2027		254,500	0	(139)	(139)	0	(51)
Pay	1-Year BRL-CDI	14.995	Maturity	01/04/2027		121,900	0	266	266	24	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/03/2028		51,000	0	(279)	(279)	27	0
Pay	1-Year BRL-CDI	10.044	Maturity	01/02/2029		68,500	(230)	(798)	(1,028)	67	0
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		3,500	1	(50)	(49)	3	0
Pay	1-Year BRL-CDI	11.490	Maturity	01/02/2029		51,300	0	(351)	(351)	48	0
Pay	1-Year BRL-CDI	11.523	Maturity	01/02/2029		97,000	0	(632)	(632)	91	0
Pay	1-Year BRL-CDI	11.655	Maturity	01/02/2029		155,200	0	(910)	(910)	145	0
Pay	1-Year BRL-CDI	11.730	Maturity	01/02/2029		58,600	0	(336)	(336)	55	0
Receive	1-Year BRL-CDI	12.243	Maturity	01/02/2029		123,300	0	403	403	0	(114)
Receive	1-Year BRL-CDI	12.255	Maturity	01/02/2029		55,700	0	184	184	0	(52)
Receive	1-Year BRL-CDI	12.760	Maturity	01/02/2029		157,200	0	150	150	0	(144)
Receive	1-Year BRL-CDI	13.270	Maturity	01/02/2029		78,500	0	(84)	(84)	0	(71)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		166,200	0	255	255	244	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		17,800	0	30	30	27	0
Pay	1-Year BRL-CDI	13.405	Maturity	01/02/2029		131,600	0	203	203	119	0
Pay	1-Year BRL-CDI	13.425	Maturity	01/02/2029		52,800	0	86	86	48	0
Pay	1-Year BRL-CDI	13.430	Maturity	01/02/2029		103,400	0	170	170	93	0
Pay	1-Year BRL-CDI	13.500	Maturity	01/02/2029		92,500	0	165	165	84	0
Receive	1-Year BRL-CDI	13.518	Maturity	01/02/2029		81,600	0	(153)	(153)	0	(74)
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		81,500	0	(164)	(164)	0	(73)
Receive	1-Year BRL-CDI	13.589	Maturity	01/02/2029		168,800	0	(374)	(374)	0	(152)
Pay	1-Year BRL-CDI	13.615	Maturity	01/02/2029		57,000	30	99	129	51	0
Pay	1-Year BRL-CDI	13.680	Maturity	01/02/2029		140,100	0	361	361	126	0
Receive	1-Year BRL-CDI	13.844	Maturity	01/02/2029		53,800	0	(167)	(167)	0	(48)
Receive	1-Year BRL-CDI	13.923	Maturity	01/02/2029		75,900	0	(259)	(259)	0	(68)
Pay	1-Year BRL-CDI	13.998	Maturity	01/02/2029		245,400	0	909	909	220	0
Receive	1-Year BRL-CDI	14.026	Maturity	01/02/2029		53,200	0	(203)	(203)	0	(48)
Receive	1-Year BRL-CDI	14.087	Maturity	01/02/2029		34,300	0	(155)	(155)	0	(31)
Pay	1-Year BRL-CDI	14.185	Maturity	01/02/2029		125,300	0	566	566	112	0
Pay	1-Year BRL-CDI	14.213	Maturity	01/02/2029		67,300	0	311	311	60	0
Receive	1-Year BRL-CDI	14.245	Maturity	01/02/2029		32,200	0	(151)	(151)	0	(29)
Receive	1-Year BRL-CDI	14.524	Maturity	01/02/2029		130,000	0	(770)	(770)	0	(115)
Pay	1-Year BRL-CDI	14.570	Maturity	01/02/2029		53,500	0	320	320	47	0
Pay	1-Year BRL-CDI	15.036	Maturity	01/02/2029		75,300	0	603	603	66	0
Receive	1-Year BRL-CDI	11.900	Maturity	01/03/2033		26,000	0	170	170	0	(52)
Pay	1-Year BRL-CDI	11.940	Maturity	01/03/2033		19,900	0	(124)	(124)	40	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	662,400	(353)	482	129	0	(44)
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/17/2030		469,760	291	(218)	73	0	(36)
Pay	3-Month COP-IBR Compounded-OIS	8.600	Quarterly	04/11/2026	COP	16,564,270	0	0	0	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	03/19/2027		60,504,410	0	(50)	(50)	0	(5)
Receive	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	12/26/2027		84,358,600	0	55	55	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.280	Quarterly	12/26/2027		48,932,400	0	27	27	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.565	Quarterly	12/30/2027		28,972,200	0	(30)	(30)	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.900	Quarterly	04/28/2028		59,264,300	0	210	210	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.970	Quarterly	04/28/2028		24,095,100	0	74	74	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/28/2028		24,059,200	0	46	46	1	0
Pay	3-Month COP-IBR Compounded-OIS	8.820	Quarterly	06/05/2028		30,026,100	370	(295)	75	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	9.050	Quarterly	10/03/2028		1,151,860	18	(13)	5	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.215	Quarterly	11/14/2028		4,936,200	4	(14)	(10)	0	0
Pay	3-Month COP-IBR Compounded-OIS	7.290	Quarterly	01/22/2029		5,197,340	(1)	(50)	(51)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.152	Quarterly	04/25/2029		50,802,100	0	(169)	(169)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.770	Quarterly	07/18/2029		77,771,500	0	(550)	(550)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.110	Quarterly	10/02/2029		39,060,000	0	(541)	(541)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	7.760	Quarterly	11/21/2029		34,948,500	0	(272)	(272)	0	(2)
Receive	3-Month COP-IBR Compounded-OIS	8.430	Quarterly	05/15/2030		11,935,200	0	29	29	1	0
Receive	3-Month COP-IBR Compounded-OIS	8.498	Quarterly	05/16/2030		42,921,000	0	75	75	4	0
Pay	3-Month COP-IBR Compounded-OIS	8.725	Quarterly	06/10/2030		2,349,000	0	1	1	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.770	Quarterly	06/10/2030		7,049,000	0	6	6	0	(1)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	8.790	Quarterly	06/10/2030		4,699,000	0	5	5	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.140	Quarterly	06/18/2030		17,415,000	0	(93)	(93)	0	(2)
Pay	3-Month COP-IBR Compounded-OIS	8.210	Quarterly	06/18/2030		9,939,000	0	(46)	(46)	0	(1)
Pay	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	06/18/2030		4,969,000	0	(21)	(21)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.260	Quarterly	06/18/2030		4,993,000	0	(21)	(21)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.300	Quarterly	06/18/2030		315,100	0	(1)	(1)	0	0
Pay	3-Month COP-IBR Compounded-OIS	8.310	Quarterly	06/18/2030		34,943,700	0	(128)	(128)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.350	Quarterly	06/18/2030		34,143,800	22	89	111	3	0
Pay	3-Month COP-IBR Compounded-OIS	8.535	Quarterly	06/18/2030		30,470,700	0	(44)	(44)	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	8.800	Quarterly	06/18/2030		47,582,000	6	(62)	(56)	4	0
Pay(5)	3-Month COP-IBR Compounded-OIS	8.710	Quarterly	09/17/2030		62,323,900	0	(1)	(1)	0	(6)
Pay(5)	3-Month COP-IBR Compounded-OIS	8.755	Quarterly	09/17/2030		11,232,900	0	5	5	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.020	Quarterly	12/04/2030		2,958,600	(24)	47	23	0	0
Receive	3-Month COP-IBR Compounded-OIS	4.155	Quarterly	01/15/2031		34,133,000	1,326	423	1,749	5	0
Receive	3-Month COP-IBR Compounded-OIS	4.115	Quarterly	02/01/2031		13,423,000	527	165	692	2	0
Receive	3-Month COP-IBR Compounded-OIS	5.950	Quarterly	03/26/2031		6,198,160	108	83	191	1	0
Receive	3-Month COP-IBR Compounded-OIS	7.705	Quarterly	03/26/2031		14,268,750	(63)	230	167	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.540	Quarterly	08/09/2031		13,200,000	0	200	200	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.580	Quarterly	08/09/2031		13,275,200	0	195	195	3	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	08/12/2031		12,195,800	0	169	169	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.520	Quarterly	08/13/2031		11,596,300	0	178	178	2	0
Receive	3-Month COP-IBR Compounded-OIS	7.410	Quarterly	09/30/2031		16,549,600	205	71	276	4	0
Pay	3-Month COP-IBR Compounded-OIS	8.690	Quarterly	12/26/2031		52,936,000	0	(121)	(121)	0	(14)
Pay	3-Month COP-IBR Compounded-OIS	9.045	Quarterly	12/30/2031		14,556,100	0	28	28	0	(4)
Receive	3-Month COP-IBR Compounded-OIS	7.800	Quarterly	06/30/2032		9,011,400	(47)	177	130	3	0
Receive	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	(3)	1	(2)	0	0
Pay	3-Month COP-IBR Compounded-OIS	9.490	Quarterly	06/30/2032		231,550	3	(1)	2	0	0
Receive	3-Month COP-IBR Compounded-OIS	7.990	Quarterly	11/25/2034		42,551,500	62	736	798	19	0
Receive	3-Month COP-IBR Compounded-OIS	9.525	Quarterly	06/18/2035		17,280,000	3	(73)	(70)	9	0
Receive	3-Month COP-IBR Compounded-OIS	3.554	Annual	06/11/2030		462,900	49	29	78	70	0
Pay(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2027	KRW	62,828,640	(23)	138	115	2	0
Pay	3-Month KRW-KORIBOR	2.368	Quarterly	06/18/2030		6,986,400	3	(31)	(28)	0	0
Receive(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		936,490	4	(5)	(1)	0	0
Pay	3-Month PLN-WIBOR	4.680	Annual	04/25/2029	PLN	7,700	0	35	35	0	(1)
Receive	3-Month PLN-WIBOR	5.000	Annual	04/25/2029		33,400	0	(259)	(259)	5	0
Receive	3-Month PLN-WIBOR	4.820	Annual	07/25/2029		33,200	0	(299)	(299)	5	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029		23,200	0	(223)	(223)	3	0
Receive	3-Month PLN-WIBOR	5.010	Annual	07/25/2029		31,600	0	(332)	(332)	5	0
Pay	3-Month PLN-WIBOR	4.794	Annual	10/25/2029		1,200	0	15	15	0	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		51,000	46	268	314	0	(8)
Pay	3-Month PLN-WIBOR	4.075	Annual	04/11/2030		27,700	36	(105)	(69)	0	(5)
Receive	3-Month PLN-WIBOR	4.015	Annual	04/17/2030		21,900	0	68	68	4	0
Receive	3-Month PLN-WIBOR	4.019	Annual	04/18/2030		21,600	0	65	65	4	0
Receive	3-Month PLN-WIBOR	4.048	Annual	04/18/2030		10,800	0	29	29	2	0
Receive	3-Month PLN-WIBOR	4.049	Annual	04/18/2030		15,600	0	41	41	3	0
Receive	3-Month PLN-WIBOR	4.065	Annual	04/18/2030		10,800	0	27	27	2	0
Pay	3-Month PLN-WIBOR	3.962	Annual	05/06/2030		25,100	(53)	(34)	(87)	0	(5)
Pay	3-Month PLN-WIBOR	4.760	Annual	10/25/2033		7,100	0	79	79	0	0
Pay	3-Month PLN-WIBOR	4.850	Annual	10/25/2033		16,000	0	205	205	0	0
Pay	3-Month PLN-WIBOR	4.970	Annual	10/25/2033		2,900	0	44	44	0	0
Pay	3-Month PLN-WIBOR	5.055	Annual	10/25/2033		19,100	0	356	356	0	0
Pay	3-Month PLN-WIBOR	5.155	Annual	10/25/2034		23,900	0	490	490	0	(2)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month SEK-STIBOR	2.021	Annual	10/07/2029	SEK	293,900	(9)	(183)	(192)	0	(34)
Pay	3-Month SEK-STIBOR	2.298	Annual	10/07/2029		291,800	1	601	602	35	0
Receive	3-Month ZAR-JIBAR	8.100	Quarterly	06/05/2026	ZAR	94,500	0	(52)	(52)	0	(1)
Pay	3-Month ZAR-JIBAR	6.690	Quarterly	11/04/2026		257,500	(362)	280	(82)	3	0
Receive	3-Month ZAR-JIBAR	9.290	Quarterly	05/26/2028		138,000	(352)	(126)	(478)	0	(11)
Pay	3-Month ZAR-JIBAR	8.440	Quarterly	11/02/2028		101,700	79	167	246	11	0
Receive	3-Month ZAR-JIBAR	8.410	Quarterly	11/10/2028		145,200	(103)	(240)	(343)	0	(15)
Receive	3-Month ZAR-JIBAR	8.140	Quarterly	11/16/2028		41,400	(6)	(72)	(78)	0	(4)
Pay	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		238,000	(62)	255	193	33	0
Pay	3-Month ZAR-JIBAR	7.980	Quarterly	01/31/2030		263,400	0	438	438	40	0
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	01/31/2030		45,700	(26)	141	115	7	0
Receive	3-Month ZAR-JIBAR	8.820	Quarterly	01/31/2030		312,300	(722)	(399)	(1,121)	0	(49)
Pay	3-Month ZAR-JIBAR	7.730	Quarterly	03/12/2030		131,400	(16)	156	140	20	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		154,000	0	(178)	(178)	0	(24)
Receive	3-Month ZAR-JIBAR	7.810	Quarterly	03/27/2030		125,500	(24)	(130)	(154)	0	(20)
Pay	3-Month ZAR-JIBAR	7.570	Quarterly	05/27/2030		64,800	0	40	40	10	0
Receive	3-Month ZAR-JIBAR	7.700	Quarterly	06/18/2030		338,710	(102)	(206)	(308)	0	(55)
Pay	3-Month ZAR-JIBAR	7.860	Quarterly	06/18/2030		242,800	(6)	319	313	40	0
Receive	3-Month ZAR-JIBAR	7.650	Quarterly	06/20/2030		169,358	(49)	(84)	(133)	0	(28)
Pay	3-Month ZAR-JIBAR	7.810	Quarterly	06/20/2030		65,896	0	77	77	11	0
Pay(5)	3-Month ZAR-JIBAR	7.370	Quarterly	08/26/2030		85,900	0	3	3	14	0
Pay(5)	3-Month ZAR-JIBAR	7.560	Quarterly	09/22/2030		83,950	0	36	36	15	0
Pay	3-Month ZAR-JIBAR	8.160	Quarterly	03/31/2032		24,200	0	32	32	6	0
Pay	3-Month ZAR-JIBAR	8.190	Quarterly	03/31/2032		69,900	0	100	100	17	0
Pay	3-Month ZAR-JIBAR	8.872	Quarterly	07/24/2034		35,600	28	63	91	12	0
Receive	6-Month CLP-CHILIBOR	4.800	Semi-Annual	02/13/2026	CLP	4,399,100	1	1	2	0	(1)
Receive	6-Month CLP-CHILIBOR	4.775	Semi-Annual	02/23/2026		23,512,800	121	(107)	14	3	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	06/28/2026		23,540,000	0	234	234	2	0
Receive	6-Month CLP-CHILIBOR	4.960	Semi-Annual	03/19/2027		5,258,800	0	(50)	(50)	0	(1)
Receive	6-Month CLP-CHILIBOR	3.731	Semi-Annual	07/20/2028		7,185,000	491	(285)	206	0	(4)
Pay	6-Month CLP-CHILIBOR	4.540	Semi-Annual	10/01/2028		2,719,700	0	2	2	2	0
Receive	6-Month CLP-CHILIBOR	5.160	Semi-Annual	10/01/2028		1,343,200	(28)	(3)	(31)	0	(1)
Receive	6-Month CLP-CHILIBOR	5.220	Semi-Annual	10/01/2028		2,906,700	(68)	(4)	(72)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.920	Semi-Annual	10/02/2028		3,855,000	(204)	13	(191)	0	(3)
Receive	6-Month CLP-CHILIBOR	6.000	Semi-Annual	10/02/2028		7,589,000	(427)	29	(398)	0	(6)
Receive	6-Month CLP-CHILIBOR	5.780	Semi-Annual	10/03/2028		2,718,600	(128)	7	(121)	0	(2)
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	11/13/2028		4,461,100	87	68	155	3	0
Pay	6-Month CLP-CHILIBOR	5.050	Semi-Annual	07/19/2029		4,076,800	2	78	80	3	0
Receive	6-Month CLP-CHILIBOR	5.280	Semi-Annual	02/28/2030		21,446,500	(271)	(386)	(657)	0	(20)
Pay	6-Month CLP-CHILIBOR	5.285	Semi-Annual	03/19/2030		2,552,200	0	78	78	2	0
Pay	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		1,651,000	0	68	68	2	0
Pay	6-Month CLP-CHILIBOR	5.550	Semi-Annual	03/19/2030		156,550	0	7	7	0	0
Receive	6-Month CLP-CHILIBOR	4.750	Semi-Annual	04/10/2030		12,581,900	0	(56)	(56)	0	(11)
Pay	6-Month CLP-CHILIBOR	4.690	Semi-Annual	06/18/2030		5,426,900	0	8	8	5	0
Receive	6-Month CLP-CHILIBOR	4.715	Semi-Annual	06/18/2030		5,081,300	0	(14)	(14)	0	(5)
Pay	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/18/2030		6,054,800	1	143	144	6	0
Pay	6-Month CLP-CHILIBOR	5.180	Semi-Annual	06/18/2030		4,571,400	0	115	115	4	0
Pay	6-Month CLP-CHILIBOR	5.070	Semi-Annual	06/24/2031		9,480,000	0	162	162	6	0
Pay	6-Month CLP-CHILIBOR	4.970	Semi-Annual	06/18/2032		3,919,500	0	30	30	5	0
Receive	6-Month CLP-CHILIBOR	6.146	Semi-Annual	10/30/2032		18,995,000	(1,736)	84	(1,652)	0	(26)
Receive	6-Month CLP-CHILIBOR	5.400	Semi-Annual	04/01/2033		2,078,800	(77)	5	(72)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.560	Semi-Annual	04/01/2033		1,651,000	0	77	77	2	0
Pay	6-Month CLP-CHILIBOR	5.660	Semi-Annual	04/01/2033		1,555,000	0	83	83	2	0
Receive(5)	6-Month CLP-CHILIBOR	5.250	Annual	05/13/2033		3,525,300	0	12	12	0	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	6-Month CLP-CHILIBOR	5.300	Semi-Annual	05/18/2033		2,201,210	(63)	4	(59)	0	(3)
Receive	6-Month CLP-CHILIBOR	5.360	Semi-Annual	05/18/2033		1,393,000	(46)	3	(43)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.790	Semi-Annual	10/06/2033		5,204,000	(343)	13	(330)	0	(7)
Receive	6-Month CLP-CHILIBOR	5.940	Semi-Annual	10/20/2033		1,185,100	(92)	4	(88)	0	(2)
Receive	6-Month CLP-CHILIBOR	5.990	Semi-Annual	10/20/2033		11,005,540	(896)	34	(862)	0	(15)
Receive	6-Month CLP-CHILIBOR	6.235	Semi-Annual	10/26/2033		3,462,700	(349)	13	(336)	0	(5)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	11/16/2033		2,437,000	84	(4)	80	3	0
Pay	6-Month CLP-CHILIBOR	5.230	Semi-Annual	11/17/2033		4,836,500	102	(6)	96	6	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	02/13/2034		1,050,300	(2)	(4)	(6)	1	0
Pay	6-Month CLP-CHILIBOR	5.030	Semi-Annual	02/23/2034		5,540,500	(51)	70	19	8	0
Pay	6-Month CLP-CHILIBOR	5.313	Semi-Annual	04/25/2034		5,249,900	0	131	131	8	0
Pay	6-Month CLP-CHILIBOR	5.360	Semi-Annual	04/26/2034		5,158,800	0	148	148	8	0
Pay(5)	6-Month CLP-CHILIBOR	5.750	Annual	05/13/2034		3,609,000	0	(2)	(2)	1	0
Receive	6-Month CLP-CHILIBOR	5.450	Semi-Annual	06/28/2034		5,759,000	0	(211)	(211)	0	(8)
Pay	6-Month CLP-CHILIBOR	5.400	Semi-Annual	07/03/2034		3,768,300	0	122	122	6	0
Pay	6-Month CLP-CHILIBOR	4.890	Semi-Annual	10/01/2034		2,141,900	0	(27)	(27)	3	0
Pay	6-Month CLP-CHILIBOR	5.440	Semi-Annual	02/28/2035		6,101,000	0	196	196	11	0
Pay	6-Month CLP-CHILIBOR	5.120	Semi-Annual	06/18/2035		1,953,200	0	3	3	3	0
Pay	6-Month CZK-PRIBOR	4.611	Annual	06/06/2028	CZK	318,230	465	(7)	458	0	(29)
Pay	6-Month CZK-PRIBOR	4.388	Annual	11/15/2028		479,700	644	480	1,124	0	(52)
Pay	6-Month CZK-PRIBOR	3.765	Annual	01/09/2029		215,600	60	0	60	0	(25)
Pay	6-Month CZK-PRIBOR	3.645	Annual	02/01/2029		615,200	0	48	48	0	(72)
Receive	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029		140,600	0	15	15	17	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029		166,500	205	(9)	196	0	(20)
Receive	6-Month CZK-PRIBOR	4.130	Annual	06/03/2029		174,800	1	(170)	(169)	23	0
Receive	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029		320,500	0	(217)	(217)	42	0
Pay	6-Month CZK-PRIBOR	3.580	Annual	10/25/2029		417,000	(5)	340	335	0	(57)
Pay	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		239,200	(165)	243	78	0	(34)
Receive	6-Month CZK-PRIBOR	3.550	Annual	01/24/2030		160,300	(23)	54	31	23	0
Pay	6-Month CZK-PRIBOR	3.470	Annual	02/05/2030		401,200	16	(160)	(144)	0	(58)
Receive	6-Month CZK-PRIBOR	3.130	Annual	04/09/2030		445,700	125	360	485	64	0
Pay	6-Month CZK-PRIBOR	3.145	Annual	04/09/2030		156,700	(27)	(138)	(165)	0	(23)
Receive	6-Month CZK-PRIBOR	3.290	Annual	04/30/2030		79,900	0	59	59	12	0
Receive	6-Month CZK-PRIBOR	3.258	Annual	05/05/2030		97,300	0	79	79	14	0
Receive	6-Month CZK-PRIBOR	3.315	Annual	05/06/2030		108,800	0	74	74	16	0
Receive	6-Month CZK-PRIBOR	3.325	Annual	05/06/2030		274,100	0	181	181	40	0
Receive	6-Month CZK-PRIBOR	3.405	Annual	05/14/2030		124,300	0	59	59	18	0
Receive	6-Month CZK-PRIBOR	3.485	Annual	05/16/2030		95,700	0	29	29	14	0
Pay	6-Month CZK-PRIBOR	3.363	Annual	05/29/2030		312,800	0	(179)	(179)	0	(47)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		271,100	559	(140)	419	0	(52)
Receive	6-Month CZK-PRIBOR	3.524	Annual	02/16/2034		364,200	(2)	373	371	77	0
Receive	6-Month CZK-PRIBOR	3.528	Annual	07/29/2034		114,700	0	32	32	25	0
Receive	6-Month CZK-PRIBOR	3.566	Annual	07/30/2034		44,300	0	5	5	10	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	6-Month CZK-PRIBOR	3.475	Annual	07/31/2034		44,300	0	22	22	10	0
Receive	6-Month CZK-PRIBOR	3.445	Annual	08/01/2034		74,700	0	45	45	16	0
Receive	6-Month EUR-EURIBOR	2.287	Annual	11/25/2029	EUR	2,400	0	(41)	(41)	3	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		500	0	(1)	(1)	0	(1)
Pay	6-Month HUF-BBR	1.243	Annual	09/08/2025	HUF	4,421,600	(983)	718	(265)	0	(2)
Pay	6-Month HUF-BBR	2.420	Annual	08/02/2026		5,709,600	(1,283)	516	(767)	0	(1)
Pay	6-Month HUF-BBR	4.790	Annual	01/17/2027		11,376,280	(797)	(159)	(956)	24	0
Receive	6-Month HUF-BBR	8.700	Annual	01/16/2028		6,147,700	(1,921)	645	(1,276)	0	(14)
Pay	6-Month HUF-BBR	7.330	Annual	11/06/2028		2,500,100	504	53	557	5	0
Receive	6-Month HUF-BBR	5.440	Annual	01/15/2029		1,473,600	9	94	103	0	(4)
Receive	6-Month HUF-BBR	6.450	Annual	06/06/2029		519,900	0	(21)	(21)	0	(2)
Receive	6-Month HUF-BBR	6.299	Annual	06/10/2029		941,300	0	(24)	(24)	0	(4)
Pay	6-Month HUF-BBR	6.090	Annual	10/21/2029		8,084,100	(385)	1,101	716	31	0
Pay	6-Month HUF-BBR	6.079	Annual	10/22/2029		1,089,100	(60)	154	94	4	0
Pay	6-Month HUF-BBR	1.760	Annual	01/21/2030		1,937,700	(1,030)	(51)	(1,081)	7	0
Pay	6-Month HUF-BBR	6.363	Annual	01/31/2030		4,291,500	0	121	121	22	0
Pay	6-Month HUF-BBR	6.430	Annual	02/04/2030		2,715,500	0	100	100	14	0
Pay	6-Month HUF-BBR	6.511	Annual	02/05/2030		5,127,600	0	241	241	26	0
Pay	6-Month HUF-BBR	6.392	Annual	03/11/2030		3,054,800	0	98	98	14	0
Pay	6-Month HUF-BBR	6.650	Annual	03/13/2030		1,331,700	0	86	86	6	0
Receive	6-Month HUF-BBR	6.265	Annual	04/08/2030		1,040,000	0	(17)	(17)	0	(5)
Receive	6-Month HUF-BBR	6.250	Annual	04/09/2030		1,710,300	13	(38)	(25)	0	(8)
Pay	6-Month HUF-BBR	5.875	Annual	05/09/2030		3,322,000	(83)	(21)	(104)	16	0
Pay	6-Month HUF-BBR	5.890	Annual	05/09/2030		3,802,500	0	(112)	(112)	19	0
Pay	6-Month HUF-BBR	6.270	Annual	06/16/2030		3,926,900	3	72	75	23	0
Receive	6-Month HUF-BBR	6.210	Annual	06/26/2030		15,321,900	9	(194)	(185)	0	(95)
Pay	6-Month HUF-BBR	2.680	Annual	06/29/2031		1,905,500	(946)	(21)	(967)	14	0
Receive	6-Month HUF-BBR	6.265	Annual	04/28/2032		83,600	0	0	0	0	(1)
Receive	6-Month HUF-BBR	6.270	Annual	04/28/2032		3,200,000	0	7	7	0	(27)
Receive	6-Month HUF-BBR	6.100	Annual	02/08/2034		1,362,200	0	97	97	0	(12)
Receive	6-Month HUF-BBR	6.580	Annual	05/16/2035		167,500	0	(1)	(1)	0	(1)
Pay	6-Month PLN-WIBOR	5.520	Annual	03/20/2026	PLN	7,500	22	(18)	4	0	0
Pay	6-Month PLN-WIBOR	1.460	Annual	05/28/2026		16,700	(308)	160	(148)	0	0
Pay	6-Month PLN-WIBOR	5.158	Annual	03/22/2027		155,800	(121)	538	417	12	0
Receive	6-Month PLN-WIBOR	5.175	Annual	03/24/2027		48,900	(183)	47	(136)	0	(4)
Receive	6-Month PLN-WIBOR	5.470	Annual	04/08/2027		76,800	(464)	92	(372)	0	(6)
Receive	6-Month PLN-WIBOR	5.960	Annual	04/25/2027		82,900	(815)	148	(667)	0	(4)
Receive	6-Month PLN-WIBOR	4.910	Annual	07/25/2027		6,320	(15)	(42)	(57)	0	0
Receive	6-Month PLN-WIBOR	4.735	Annual	10/09/2028		38,600	(91)	(311)	(402)	4	0
Receive	6-Month PLN-WIBOR	4.560	Annual	11/06/2028		59,900	(25)	(530)	(555)	8	0
Pay	6-Month PLN-WIBOR	4.440	Annual	01/09/2029		52,900	(12)	36	24	0	(7)
Pay	6-Month PLN-WIBOR	4.730	Annual	02/16/2029		23,000	0	84	84	0	(3)
Pay	6-Month PLN-WIBOR	4.810	Annual	02/16/2029		27,800	0	125	125	0	(4)
Pay	6-Month PLN-WIBOR	4.660	Annual	02/19/2029		22,200	0	66	66	0	(3)
Pay	6-Month PLN-WIBOR	4.970	Annual	03/21/2029		45,900	9	284	293	0	(6)
Pay	6-Month PLN-WIBOR	5.020	Annual	03/21/2029		12,500	0	86	86	0	(1)
Pay	6-Month PLN-WIBOR	4.923	Annual	03/22/2029		54,800	(21)	346	325	0	(7)
Receive	6-Month PLN-WIBOR	4.510	Annual	04/25/2029		63,600	0	(179)	(179)	10	0
Receive	6-Month PLN-WIBOR	4.545	Annual	04/25/2029		33,300	0	(105)	(105)	5	0
Pay	6-Month PLN-WIBOR	5.105	Annual	07/12/2029		6,800	0	106	106	0	(1)
Pay	6-Month PLN-WIBOR	4.865	Annual	07/18/2029		18,300	0	230	230	0	(3)
Pay	6-Month PLN-WIBOR	4.750	Annual	08/02/2029		17,600	0	195	195	0	(3)
Receive	6-Month PLN-WIBOR	4.259	Annual	08/08/2029		16,100	0	(79)	(79)	3	0
Receive	6-Month PLN-WIBOR	4.388	Annual	08/09/2029		23,800	0	(155)	(155)	4	0
Receive	6-Month PLN-WIBOR	4.415	Annual	08/12/2029		29,100	0	(198)	(198)	5	0
Pay	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		13,700	(16)	135	119	0	(2)
Receive	6-Month PLN-WIBOR	5.220	Annual	03/20/2033		14,700	(166)	(43)	(209)	0	(1)
Receive	6-Month PLN-WIBOR	5.310	Annual	03/21/2033		29,200	(379)	(87)	(466)	0	(3)
Receive	6-Month PLN-WIBOR	4.740	Annual	10/25/2033		16,800	(38)	(170)	(208)	0	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2025	MXN	41,400	0	13	13	0	0
Pay	28-Day MXN-TIIE	8.075	Lunar	03/17/2027		334,900	0	162	162	18	0
Pay(5)	28-Day MXN-TIIE	9.295	Lunar	10/30/2028		41,400	21	65	86	4	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		162,000	0	51	51	19	0
Receive	28-Day MXN-TIIE	8.250	Lunar	03/01/2029		79,000	(59)	(33)	(92)	0	(9)
Pay	28-Day MXN-TIIE	9.065	Lunar	03/01/2029		428,400	0	1,101	1,101	52	0
Pay	28-Day MXN-TIIE	7.790	Lunar	05/31/2029		189,000	0	62	62	23	0
Pay	28-Day MXN-TIIE	7.820	Lunar	05/31/2029		195,900	0	75	75	24	0
Pay	28-Day MXN-TIIE	7.825	Lunar	05/31/2029		186,200	0	73	73	23	0
Receive	28-Day MXN-TIIE	8.485	Lunar	05/31/2029		163,200	(185)	(79)	(264)	0	(20)
Receive	28-Day MXN-TIIE	8.495	Lunar	05/31/2029		486,700	0	(797)	(797)	0	(60)
Pay	28-Day MXN-TIIE	8.620	Lunar	12/05/2029		256,800	0	511	511	37	0
Receive	28-Day MXN-TIIE	8.665	Lunar	12/11/2029		179,900	0	(376)	(376)	0	(26)
Pay	28-Day MXN-TIIE	8.800	Lunar	12/12/2029		284,900	120	556	676	42	0
Receive	28-Day MXN-TIIE	8.950	Lunar	12/17/2029		96,700	0	(259)	(259)	0	(14)
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		83,900	0	257	257	12	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		27,600	0	85	85	4	0
Receive	28-Day MXN-TIIE	9.180	Lunar	01/08/2030		117,800	0	(376)	(376)	0	(18)
Pay	28-Day MXN-TIIE	8.650	Lunar	01/31/2030		28,000	0	58	58	4	0
Receive	28-Day MXN-TIIE	8.267	Lunar	02/28/2030		679,400	0	(877)	(877)	0	(104)
Pay	28-Day MXN-TIIE	8.360	Lunar	03/13/2030		21,200	0	32	32	3	0
Receive	28-Day MXN-TIIE	8.480	Lunar	03/13/2030		51,300	0	(90)	(90)	0	(8)
Receive	28-Day MXN-TIIE	8.595	Lunar	03/13/2030		357,000	0	(712)	(712)	0	(56)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030	100,400	0	9	9	16	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	162,000	7	19	26	25	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030	140,300	0	30	30	22	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030	60,100	0	15	15	9	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	294,100	0	(60)	(60)	46	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030	63,100	0	10	10	10	0
Pay	28-Day MXN-TIIE	7.753	Lunar	04/16/2030	304,700	0	53	53	47	0
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030	171,700	0	(35)	(35)	0	(28)
Receive	28-Day MXN-TIIE	7.790	Lunar	06/12/2030	147,000	0	(35)	(35)	0	(24)
Receive	28-Day MXN-TIIE	7.800	Lunar	06/12/2030	464,400	0	(120)	(120)	0	(75)
Receive	28-Day MXN-TIIE	7.936	Lunar	06/12/2030	389,600	(33)	(186)	(219)	0	(63)
Pay	28-Day MXN-TIIE	8.290	Lunar	02/27/2032	53,500	0	68	68	10	0
Pay	28-Day MXN-TIIE	8.545	Lunar	11/23/2034	60,700	0	107	107	15	0
Receive	28-Day MXN-TIIE	8.820	Lunar	11/23/2034	78,800	0	(217)	(217)	0	(20)
Receive	28-Day MXN-TIIE	9.131	Lunar	12/11/2034	88,600	0	(344)	(344)	0	(23)
Pay	28-Day MXN-TIIE	9.370	Lunar	12/21/2034	88,800	0	421	421	23	0
Pay	28-Day MXN-TIIE	9.340	Lunar	12/27/2034	124,400	0	575	575	35	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/28/2034	84,000	0	375	375	22	0
Pay	28-Day MXN-TIIE	9.295	Lunar	12/29/2034	128,100	0	575	575	38	0
Receive	28-Day MXN-TIIE	8.855	Lunar	02/09/2035	212,900	0	(611)	(611)	0	(55)
Receive	28-Day MXN-TIIE	8.515	Lunar	02/22/2035	138,300	0	(224)	(224)	0	(35)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035	33,000	1	23	24	8	0
Receive	28-Day MXN-TIIE	8.640	Lunar	03/07/2035	92,000	0	(191)	(191)	0	(24)
Receive	28-Day MXN-TIIE	8.655	Lunar	03/07/2035	68,900	0	(147)	(147)	0	(18)
Receive	28-Day MXN-TIIE	8.740	Lunar	03/07/2035	34,400	0	(84)	(84)	0	(9)
Pay	28-Day MXN-TIIE	8.365	Lunar	03/28/2035	35,500	0	37	37	9	0
Receive	28-Day MXN-TIIE	8.285	Lunar	06/06/2035	102,400	0	(75)	(75)	0	(27)

$(5,395)	$(8,613)	$(14,008)	$5,249	$(4,921)

Total Swap Agreements	$(5,334)	$(8,622)	$(13,956)	$5,249	$(4,922)

(n)	Securities with an aggregate market value of $2,787 and cash of $30,154 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	AUD	1,437	$933	$0	$(12)
07/2025	EUR	21,098	24,703	0	(149)
07/2025	$739	CNH	5,323	6	0
07/2025	519	NZD	863	7	0
08/2025	NZD	863	$520	0	(7)
08/2025	$934	AUD	1,437	12	0
08/2025	18,458	CNH	131,865	33	0
08/2025	24,757	EUR	21,098	149	0
09/2025	PHP	403,237	$7,208	60	0
BOA	07/2025	BRL	54,153	9,753	0	(214)
07/2025	DOP	275,895	4,619	25	0
07/2025	EUR	30,920	35,158	0	(1,265)
07/2025	IDR	70,509,303	4,321	0	(27)
07/2025	MYR	79,207	18,651	0	(150)
07/2025	PEN	11,900	3,275	0	(83)
07/2025	SGD	22	17	0	0
07/2025	$9,707	BRL	54,153	260	0
07/2025	975	KRW	1,329,772	8	0
07/2025	18,238	MYR	77,272	104	0
07/2025	2,316	PLN	8,387	10	0
07/2025	881	UYU	35,962	18	0
08/2025	CNH	2,905	$406	0	(1)
08/2025	CZK	389,617	18,147	0	(444)
08/2025	DOP	22,516	376	3	0
08/2025	HUF	1,198,493	EUR	2,964	0	(17)
08/2025	TWD	207	$6	0	(1)
08/2025	$12,166	CNH	87,373	85	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		17	SGD	22	0	0
	09/2025	COP	9,718,415		$2,337	0	(22)
	09/2025	MXN	82,330		4,325	0	(27)
	09/2025		$2,799	MXN	54,304	71	0
	10/2025	PEN	23,424		$6,340	0	(249)
BPS	07/2025	BRL	240,558		44,047	0	(230)
	07/2025	CNY	55,752		7,778	0	(5)
	07/2025	COP	26,747,233		6,541	11	0
	07/2025	JPY	772,700		5,367	2	0
	07/2025	PEN	10,927		2,993	0	(91)
	07/2025	RON	44,734		10,268	0	(94)
	07/2025	THB	15,348		472	0	(1)
	07/2025	TRY	75,529		1,852	0	(14)
	07/2025	TWD	45,298		1,394	0	(166)
	07/2025		$42,135	BRL	240,558	2,141	0
	07/2025		3,708	CNH	26,561	3	0
	07/2025		3,568	CNY	25,540	7	0
	07/2025		7,743	IDR	126,493,850	57	0
	07/2025		1,098	JPY	156,900	0	(8)
	07/2025		11,341	MYR	48,159	87	0
	07/2025		369	RON	1,615	5	0
	07/2025		36,678	THB	1,190,182	1	(60)
	07/2025		1,236	TRY	50,010	15	0
	08/2025	BRL	532		$96	0	(1)
	08/2025	CNH	48,135		6,622	0	(128)
	08/2025	CZK	848		38	0	(2)
	08/2025	JPY	58,811		409	0	(1)
	08/2025	TRY	204,712		4,926	0	(56)
	08/2025	TWD	37,963		1,165	0	(155)
	08/2025		$44,211	CNH	318,093	397	(3)
	08/2025		8,396	CNY	59,994	16	0
	08/2025		3,522	CZK	78,412	220	0
	08/2025		372	HUF	129,983	11	0
	08/2025		13,327	INR	1,151,109	75	(1)
	08/2025		6,566	TWD	194,311	189	0
	09/2025	COP	2,073,395		$502	0	0
	09/2025		$1,399	PEN	5,071	30	0
	10/2025	BRL	87,700		$14,309	0	(1,465)
	10/2025	EUR	5,166		5,554	0	(576)
	05/2026		$4,420	KWD	1,347	0	(12)
	06/2026		1,501		458	0	(2)
	07/2026	ARS	757,200		$498	8	0
	06/2027		$1,645	KWD	499	0	(13)
	05/2029	KWD	7,247		$24,915	1,089	0
	07/2029		806		2,774	121	0
	05/2030		4,241		14,605	583	0
BRC	07/2025	EUR	4,464		5,046	0	(213)
	07/2025	ILS	1,128		334	0	(1)
	07/2025	MYR	5,057		1,194	0	(6)
	07/2025	PEN	18,914		5,124	0	(212)
	07/2025	TRY	468,458		11,476	0	(101)
	07/2025		$5,966	GBP	4,385	53	0
	07/2025		674	ILS	2,346	23	0
	07/2025		25	JPY	3,629	0	0
	07/2025		11	KRW	15,637	0	0
	07/2025		61,367	MYR	259,597	271	(19)
	07/2025		87	NOK	884	1	0
	07/2025		19,777	PLN	73,807	693	0
	07/2025		2,826	RON	12,415	50	0
	07/2025		8,616	THB	278,525	0	(48)
	07/2025		20,108	TRY	824,182	300	0
	07/2025		1,909	ZAR	34,425	32	0
	07/2025	ZAR	814,137		$45,470	24	(468)
	08/2025	CNH	109,065		15,163	0	(131)
	08/2025	EUR	2,964	HUF	1,198,523	17	0
	08/2025	GBP	4,385		$5,967	0	(53)
	08/2025		$34,793	CZK	773,784	2,128	0
	08/2025		17,787	TRY	739,924	186	0
	09/2025	PEN	22,928		$6,317	0	(142)
	09/2025		$1,711	CLP	1,589,553	0	(5)
	09/2025		3,808	COP	16,033,367	76	0
	12/2025		1,433	TRY	66,809	25	0
BSH	07/2025	BRL	211,169		$38,083	0	(784)
	07/2025	PEN	63,155		17,115	0	(708)
	07/2025		$38,538	BRL	211,169	329	0
	07/2025		7,880	PEN	28,288	104	0
	08/2025		38,083	BRL	212,778	778	0
	09/2025	PEN	25,755		$7,137	0	(117)
	09/2025		$641	PEN	2,327	14	0
	11/2025	PEN	16,456		$4,549	0	(76)
	11/2025		$1,743	PEN	6,440	69	0
CBK	07/2025	BRL	30,252		$5,414	0	(155)
	07/2025	EUR	2,800		3,280	0	(19)
	07/2025	KRW	1,223,118		892	0	(13)
	07/2025	PEN	45,275		12,305	0	(473)
	07/2025	PHP	203,873		3,625	6	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	THB	1,420,723		43,157	0	(546)
	07/2025	TWD	231,035		7,555	0	(400)
	07/2025		$5,544	BRL	30,252	24	0
	07/2025		19,747	CNY	141,499	36	(1)
	07/2025		3,374	EUR	2,936	85	0
	07/2025		14,378	IDR	233,925,327	50	(4)
	07/2025		38,929	PEN	138,573	187	(13)
	07/2025		80,028	THB	2,623,480	762	0
	07/2025		395	TWD	11,704	8	0
	08/2025	CLP	7,816,729		$8,140	0	(251)
	08/2025	COP	79,119,742		18,972	0	(293)
	08/2025	CZK	11,797		560	0	(3)
	08/2025	EGP	15,194		283	0	(17)
	08/2025	PEN	25,024		6,835	0	(219)
	08/2025	TWD	87,073		2,672	0	(355)
	08/2025		$15,197	CNH	109,528	162	0
	08/2025		18,562	CNY	132,831	56	0
	08/2025		46,148	INR	3,977,714	179	(19)
	09/2025	CLP	2,845,492		$3,023	0	(31)
	09/2025	COP	39,900,711		9,608	10	(66)
	09/2025	PEN	137,589		38,587	13	(178)
	09/2025		$2,143	COP	8,929,881	23	0
	09/2025		3,901	PEN	14,273	120	0
	10/2025		2,391	COP	11,648,952	422	0
	12/2025	PEN	54,889		$15,050	0	(367)
	12/2025		$714	EGP	40,739	54	0
	02/2026	GHS	4,864		$340	0	(72)
	06/2026	ARS	1,564,831		1,030	15	0
DUB	07/2025	CNY	3,674		512	0	(1)
	07/2025	IDR	494,626,430		30,365	0	(134)
	07/2025	PHP	186,933		3,317	0	(2)
	07/2025	THB	750,699		22,874	0	(219)
	07/2025	TWD	4,707		158	0	(4)
	07/2025	UGX	4,281,450		1,173	0	(17)
	07/2025		$8,528	CNH	61,117	19	0
	07/2025		5,740	CNY	40,966	2	(8)
	07/2025		8,659	EUR	7,464	133	0
	07/2025		2,379	IDR	38,715,846	8	0
	07/2025		329	ILS	1,139	10	0
	07/2025		2,164	KZT	1,133,891	3	0
	07/2025		5,226	MYR	22,183	40	0
	07/2025		22,906	THB	750,699	234	0
	08/2025	CNH	192,837		$26,526	0	(515)
	08/2025	CZK	20,587		950	0	(33)
	08/2025	EUR	7,448		8,659	0	(133)
	08/2025		$7,747	CNH	55,438	27	0
	08/2025		26,303	INR	2,268,975	113	0
	08/2025		1,113	TWD	32,856	30	0
	09/2025	PEN	32,632		$8,989	0	(203)
	09/2025		$123	KZT	64,959	0	(1)
	09/2025		1,019	MXN	19,640	19	0
	09/2025		4,062	PEN	14,938	146	0
	09/2025		1,073	RSD	108,880	21	0
	10/2025	EGP	19,709		$351	0	(32)
	11/2025	PKR	139,779		472	0	(12)
	12/2025	INR	1,756,568		19,988	0	(336)
	12/2025	UGX	4,393,722		1,175	0	(10)
	12/2025		$86	KZT	45,724	0	(2)
FAR	07/2025	BRL	367,553		$67,353	0	(298)
	07/2025	CHF	721		875	0	(33)
	07/2025	JPY	728,866		5,007	0	(54)
	07/2025	SEK	8,009		836	0	(10)
	07/2025	SGD	18		14	0	0
	07/2025		$927	AUD	1,437	19	0
	07/2025		64,438	BRL	367,553	3,212	0
	07/2025		899	CHF	720	8	0
	07/2025		377	CNH	2,708	2	0
	07/2025		13,957	JPY	2,002,305	0	(53)
	07/2025		4,530	MYR	19,071	0	(3)
	07/2025		10,124	PLN	37,336	231	0
	08/2025	CHF	717		$899	0	(8)
	08/2025		$16,526	CNH	118,260	57	0
	08/2025		24,323	INR	2,105,316	187	0
	08/2025		5,007	JPY	726,186	54	0
	08/2025		14	SGD	18	0	0
	09/2025	MXN	214,083		$10,995	0	(322)
	09/2025		$0	PEN	1	0	0
	11/2025		3,903		14,325	125	0
GLM	07/2025	BRL	508,145		$91,633	0	(1,894)
	07/2025	CNY	50,926		7,121	0	(8)
	07/2025	MYR	48,159		11,340	0	(89)
	07/2025	SGD	7		5	0	0
	07/2025	THB	1,983,931		60,841	8	(196)
	07/2025	TWD	7,077		218	0	(26)
	07/2025		$93,116	BRL	508,145	411	0
	07/2025		2,323	CNY	16,648	8	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		9,050	DOP	536,119	0	(113)
	07/2025		2,866	IDR	46,697,103	14	0
	07/2025		17	RON	73	0	0
	07/2025		57,071	THB	1,858,597	217	(1)
	07/2025		1,210	TRY	50,276	38	0
	07/2025		27	TWD	871	3	0
	07/2025		16	ZAR	282	0	0
	07/2025	ZAR	77,778		$4,318	0	(69)
	08/2025	DOP	761,944		12,529	113	(209)
	08/2025	HUF	3,591,536		10,420	0	(138)
	08/2025		$36	CNY	257	0	0
	08/2025		18,083	HUF	6,527,093	1,105	0
	08/2025		5	SGD	7	0	0
	09/2025	AED	8,788		$2,393	0	0
	09/2025	CLP	1,689,848		1,816	2	0
	09/2025	DOP	1,911,952		30,347	179	(1,273)
	09/2025	PEN	7,831		2,191	0	(15)
	09/2025	PHP	2,179,402		37,320	34	(1,350)
	09/2025		$66,153	BRL	372,510	1,362	0
	09/2025		2,430	CLP	2,281,074	18	0
	09/2025		1,474	EGP	80,992	113	0
	09/2025		9,563	MXN	183,967	162	0
	10/2025	BRL	101,500		$16,924	0	(1,332)
	11/2025	DOP	89,274		1,478	37	0
	12/2025	TRY	100,186		2,149	0	(38)
	07/2026	ARS	778,588		516	11	0
IND	07/2025		$848	SEK	8,019	0	0
	08/2025	SEK	8,002		$848	0	0
	08/2025		$7,610	CNH	54,893	88	0
JPM	07/2025	BRL	40,682		$6,807	0	(645)
	07/2025	CNY	75,237		10,497	0	(10)
	07/2025	IDR	52,011,510		3,192	0	(15)
	07/2025	KRW	59,192		43	0	(1)
	07/2025	NZD	863		515	0	(11)
	07/2025	PHP	366,028		6,392	0	(105)
	07/2025	SGD	15		11	0	0
	07/2025	THB	251,325		7,723	2	(10)
	07/2025	TWD	60,317		1,906	0	(171)
	07/2025		$6,807	BRL	40,682	645	0
	07/2025		711	CNH	5,131	7	0
	07/2025		11,835	CNY	84,782	14	0
	07/2025		13,774	IDR	224,754,490	85	0
	07/2025		8,991	PHP	502,235	0	(76)
	07/2025		48,975	PLN	182,940	1,767	0
	07/2025		121	SGD	155	1	0
	07/2025		33,069	THB	1,075,396	53	0
	07/2025	ZAR	59,047		$3,304	0	(26)
	08/2025	BRL	92,667		16,892	0	(32)
	08/2025	CNH	5,094		713	0	(2)
	08/2025	EUR	2,800		3,290	0	(16)
	08/2025	TWD	43,929		1,348	0	(179)
	08/2025		$27,035	CNH	193,423	88	0
	08/2025		1,981	CNY	14,126	1	0
	08/2025		7,070	INR	612,970	67	0
	08/2025		11	SGD	15	0	0
	08/2025		21	TWD	699	3	0
	09/2025	COP	66,623,810		$15,773	0	(363)
	09/2025	THB	83,881		2,470	0	(126)
	11/2025	GHS	5,448		385	0	(101)
	11/2025	PKR	273,208		923	0	(24)
MBC	07/2025	CAD	1,722		1,253	0	(12)
	07/2025	JPY	1,150,200		8,018	31	0
	07/2025	SGD	387		299	0	(5)
	07/2025	TWD	22,211		682	0	(83)
	07/2025		$1,253	CAD	1,721	11	0
	07/2025		700	CLP	656,427	4	0
	07/2025		341	CNH	2,460	3	0
	07/2025		47,472	EUR	40,985	807	0
	07/2025		7,902	IDR	128,121,191	4	(6)
	07/2025		2,052	JPY	294,831	0	(4)
	07/2025		5,078	PHP	283,529	0	(45)
	07/2025		22,915	PLN	85,804	886	0
	07/2025		291	SGD	373	3	0
	07/2025		276	THB	9,204	7	0
	08/2025	CNH	22,745		$3,177	0	(12)
	08/2025	CZK	33,323		1,539	0	(51)
	08/2025	HUF	1,945,159		5,539	0	(180)
	08/2025	JPY	34,097		237	0	0
	08/2025	TWD	33,777		1,042	0	(132)
	08/2025		$1,253	CAD	1,719	12	0
	08/2025		9,187	CNH	66,049	75	0
	08/2025		1,941	CZK	42,202	73	0
	08/2025		307	EGP	16,903	27	0
	08/2025		6,459	HUF	2,321,280	365	0
	08/2025		299	SGD	386	5	0
	09/2025		1,145	MXN	22,040	20	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	12/2025	CNH	462,452		$64,020	0	(1,389)
	02/2026	ILS	19,999		5,470	0	(493)
	03/2026		$1,483	EGP	87,590	111	0
MYI	07/2025	CNY	6,329		$884	0	(1)
	07/2025	JPY	230,688		1,582	0	(20)
	07/2025	NOK	8,365		829	0	(1)
	07/2025		$4,471	JPY	645,466	11	0
	07/2025		1,553	MYR	6,573	8	0
	07/2025		46	PLN	169	1	0
	07/2025		1,904	THB	62,039	4	0
	07/2025		108	ZAR	1,948	2	0
	08/2025	HUF	772,598		$2,220	0	(51)
	08/2025	JPY	598,026		4,158	0	(10)
	08/2025		$16,837	CNH	120,538	66	0
	08/2025		11,086	CNY	79,276	27	0
	08/2025		2,511	CZK	54,901	108	0
	08/2025		1,644	HUF	580,862	64	0
	08/2025		1,582	JPY	229,840	20	0
	08/2025		829	NOK	8,364	1	0
	09/2025	COP	9,538,263		$2,289	0	(24)
	09/2025	MXN	96,315		5,037	0	(55)
	09/2025		$7,130	COP	29,402,974	0	(8)
	09/2025		2,073	MXN	39,855	34	0
	12/2025	CZK	39,136	EUR	1,551	0	(28)
	10/2026		$1,723	AZN	3,083	10	0
	10/2027		3,446		6,341	0	(20)
NGF	07/2025		34,289	IDR	558,905,826	174	0
	08/2025		693	TRY	28,915	8	0
	09/2025	PHP	564,060		$10,081	82	0
RYL	08/2025		$1,009	CZK	21,772	30	0
	08/2025		13	HUF	4,753	1	0
SCX	07/2025	CNY	3,585		$500	0	0
	07/2025	GHS	29,861		2,257	0	(616)
	07/2025	MYR	45,637		10,763	0	(69)
	07/2025	PEN	18,049		4,976	0	(118)
	07/2025	SGD	77		60	0	(1)
	07/2025	TWD	66,263		2,264	0	(18)
	07/2025		$1,332	CNY	9,549	4	0
	07/2025		13,328	IDR	217,173,292	63	0
	07/2025		5	ILS	17	0	0
	07/2025		787	JPY	113,704	2	0
	07/2025		1,272	MYR	5,394	8	0
	07/2025		14,602	PEN	52,605	243	0
	07/2025		42,457	THB	1,383,263	94	0
	07/2025		5,105	TWD	151,824	122	0
	08/2025	CNH	53,840		$7,497	0	(53)
	08/2025	CNY	210		29	0	0
	08/2025	INR	1,353,390		15,715	15	(56)
	08/2025	JPY	113,285		787	0	(2)
	08/2025	TWD	12,462		382	0	(51)
	08/2025		$30,527	CNH	218,181	67	0
	08/2025		16,356	INR	1,412,979	98	(4)
	08/2025		60	SGD	77	1	0
	08/2025		8,398	TWD	256,623	523	0
	09/2025	PHP	2,434,417		$43,645	488	0
	09/2025		$3,059	PEN	11,078	62	0
	10/2025		867	NGN	1,517,012	85	0
	12/2025	UGX	4,393,737		$1,175	0	(10)
SOG	07/2025	BRL	63,609		11,656	0	(51)
	07/2025	GHS	12,650		937	0	(279)
	07/2025	JPY	404,534		2,802	0	(7)
	07/2025	NOK	871		87	0	0
	07/2025		$11,567	BRL	63,609	141	0
	07/2025		2,343	CNY	16,761	0	(3)
	07/2025		15,021	RON	65,904	245	0
	08/2025		729	HUF	264,405	48	0
	08/2025		42	INR	3,661	0	0
	08/2025		2,802	JPY	403,050	7	0
	08/2025		87	NOK	871	0	0
SSB	07/2025	GBP	4,385		$5,937	0	(82)
	07/2025	PEN	27,646		7,502	0	(296)
	07/2025		$3,637	BRL	20,472	131	0
	07/2025		5,911	EUR	5,097	93	0
	07/2025		9,793	IDR	158,883,884	4	0
	08/2025		9,966	INR	855,351	0	(8)
	09/2025	COP	8,098,434		$1,952	0	(9)
	09/2025		$5,595	COP	23,212,469	27	0
	10/2025		13	PEN	49	0	0
	11/2025	PEN	9,627		$2,610	0	(98)
UAG	07/2025	BRL	9,395		1,722	0	(8)
	07/2025	CLP	14,879,036		15,847	0	(124)
	07/2025		$1,703	BRL	9,395	26	0
	07/2025		9,224	CLP	8,631,089	40	0
	07/2025		48	ILS	172	3	0
	07/2025		204	JPY	29,513	1	0
	07/2025		822	NOK	8,352	6	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		11,377	RON	49,989		203	0
	08/2025		8,237	CNH	59,044		43	0
	08/2025		739	TRY	32,883		55	0
	09/2025	COP	19,977,375	$4,843			4	0
	09/2025	MXN	292,001	15,256			0	(180)
	09/2025		$11,826	COP	48,892,860		21	0
	11/2025		291	TRY	13,701		16	0
	12/2025	EUR	1,551	CZK	39,135		27	0
	01/2026		$3,734	TRY	178,008		66	0

Total Forward Foreign Currency Contracts							$30,837	$(28,211)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK		CZK	24.650	03/11/2026	10,221	$70	$73
	Put - OTC EUR versus HUF		HUF	399.000	08/27/2025	9,879	45	60
	Put - OTC USD versus COP		COP	3,825.000	08/29/2025	974	99	69
GLM	Put - OTC USD versus JPY		JPY	135.000	08/19/2025	5,690	506	401
	Put - OTC USD versus MXN		MXN	18.500	07/10/2025	856	167	117
JPM	Put - OTC USD versus MXN			19.250	11/19/2025	19,972	373	647
	Put - OTC USD versus ZAR		ZAR	17.650	08/08/2025	17,750	257	212
MYI	Put - OTC EUR versus CZK		CZK	24.750	12/09/2025	9,626	57	71
	Put - OTC EUR versus CZK			24.700	12/16/2025	6,143	38	40
	Put - OTC EUR versus HUF		HUF	399.000	08/27/2025	8,435	39	52
	Put - OTC USD versus BRL		BRL	5.660	08/27/2025	18,443	331	686
	Put - OTC USD versus COP		COP	3,825.000	09/04/2025	974	95	75
	Call - OTC USD versus ILS		ILS	3.880	09/04/2025	649	77	6

							$2,154	$2,509

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 5-Year Interest Rate Swap	6-Month ILS-TELBOR	Pay	3.850%	07/10/2025	40,900	$72	$50

Total Purchased Options							$2,226	$2,559

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Put - OTC USD versus TRY		TRY	39.300	07/15/2025	4,514	$(97)	$(1)
	Call - OTC USD versus TRY			45.800	07/15/2025	4,514	(56)	(9)
	Call - OTC USD versus TRY			53.500	12/11/2025	18,689	(607)	(507)
JPM	Put - OTC USD versus MXN		MXN	18.250	11/19/2025	19,972	(96)	(161)
	Put - OTC USD versus ZAR		ZAR	17.250	08/08/2025	35,501	(221)	(148)
MYI	Put - OTC USD versus BRL		BRL	5.400	08/27/2025	18,443	(94)	(177)
	Call - OTC USD versus BRL			6.050	08/27/2025	18,443	(242)	(43)
UAG	Put - OTC USD versus TRY		TRY	39.750	08/11/2025	1,626	(51)	(1)
	Call - OTC USD versus TRY			51.750	08/11/2025	1,626	(36)	(8)
	Put - OTC USD versus TRY			40.575	08/19/2025	2,395	(84)	(11)
	Call - OTC USD versus TRY			52.725	08/19/2025	2,395	(52)	(13)
	Put - OTC USD versus TRY			41.600	11/12/2025	1,710	(65)	(8)
	Call - OTC USD versus TRY			56.900	11/12/2025	1,710	(48)	(32)
	Put - OTC USD versus TRY			42.635	01/07/2026	7,530	(255)	(56)
	Call - OTC USD versus TRY			56.750	01/07/2026	7,530	(171)	(221)
	Put - OTC USD versus TRY			42.800	01/08/2026	11,554	(396)	(97)
	Call - OTC USD versus TRY			56.750	01/08/2026	11,554	(265)	(342)

							$(2,836)	$(1,835)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.270%	08/26/2025	190,800	$(45)	$(48)
DUB	Call - OTC 5-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	3.550	07/04/2025	78,700	(56)	0
	Call - OTC 5-Year Interest Rate Swap	6-Month ILS-TELBOR	Receive	3.550	07/10/2025	40,900	(24)	(1)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

MYC	Call - OTC 5-Year Interest Rate Swap	3-Month ZAR-JIBAR	Receive	7.430	09/22/2025	199,872	(61)	(101)

$(186)	$(150)

Total Written Options	$(3,022)	$(1,985)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	(1.000)%	Quarterly	06/20/2029	1.179%	$12,100	$281	$(205)	$76	$0
Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.482	1,700	(32)	(5)	0	(37)
BPS	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.344	4,800	164	(98)	66	0
BRC	Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.344	10,800	330	(182)	148	0
Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.375	3,400	(67)	(4)	0	(71)
Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.482	400	(8)	(1)	0	(9)
Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2033	0.988	10,600	(26)	14	0	(12)
Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.021	6,500	(57)	65	8	0
Saudi Arabia Government International Bond	(1.000)	Quarterly	12/20/2034	1.050	2,960	(11)	21	10	0
GST	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.179	18,300	409	(295)	114	0
Brazil Government International Bond	(1.000)	Quarterly	12/20/2029	1.344	1,300	42	(24)	18	0
JPM	Brazil Government International Bond	(1.000)	Quarterly	06/20/2029	1.179	4,000	95	(70)	25	0
Chile Government International Bond	(1.000)	Quarterly	12/20/2029	0.482	1,400	(27)	(3)	0	(30)

$1,093	$(787)	$465	$(159)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2029	0.747%	$1,700	$11	$7	$18	$0
BPS	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	3,250	16	(4)	12	0
Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.620	3,000	6	22	28	0
Romania Government International Bond	1.000	Quarterly	12/20/2025	0.758	7,625	12	(1)	11	0
BRC	Peru Government International Bond	1.000	Quarterly	12/20/2029	0.747	400	3	1	4	0
Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.684	30,100	425	16	441	0
South Korea Government International Bond	1.000	Quarterly	12/20/2025	0.174	2,700	18	(7)	11	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.603	11,100	(64)	152	88	0
Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	275	(4)	5	1	0
DUB	Eskom	4.650	Quarterly	06/30/2029	0.000	8,000	0	474	474	0
Petroleos Mexicanos	4.750	Monthly	07/06/2026	0.000	5,047	0	27	27	0
GST	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.425	6,800	7	14	21	0
Israel Government International Bond	1.000	Quarterly	06/20/2026	0.498	1,000	0	5	5	0
JPM	Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	375	(4)	6	2	0
Peru Government International Bond	1.000	Quarterly	12/20/2029	0.747	1,400	9	6	15	0

$435	$723	$1,158	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/18/2030	$25,815	PHP	1,485,689	$(64)	$(283)	$0	$(347)
CBK	Floating rate equal to 1-Day IDR-SOFR plus 0.682% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/17/2035	IDR	73,346,810	$4,455	34	190	224	0

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

DUB	Floating rate equal to 1-Day KRW-SOFR less 0.510% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/17/2028	KRW	8,672,260	6,363	0	1	1	0
GLM	Floating rate equal to 1-Day INR-SOFR Compounded-OIS plus 0.639% based on the notional amount of currency received	Floating rate equal to 1-Day INR-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	INR	2,318,170	26,784	365	155	520	0
Floating rate equal to 1-Day KRW-SOFR less 0.500% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	09/17/2028	KRW	20,066,740	14,799	(77)	6	0	(71)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	$4,458	PHP	256,695	(13)	(49)	0	(62)
JPM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS plus 0.486% based on the notional amount of currency received	Floating rate equal to 1-Day PHP-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	3,849	220,830	3	(42)	0	(39)
SCX	Floating rate equal to 1-Day IDR-SOFR plus 0.651% based on the notional amount of currency received	Floating rate equal to 1-Day USD-SOFR based on the notional amount of currency delivered	Maturity	03/18/2033	IDR	117,022,950	$6,853	129	116	245	0

$377	$94	$990	$(519)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	79,770	$(73)	$87	$14	$0
Receive	3-Month COP-IBR Compounded-OIS	5.610	Quarterly	02/11/2026	COP	16,064,000	0	88	88	0
Pay	3-Month MYR-KLIBOR	3.500	Quarterly	09/18/2026	MYR	97,950	0	86	86	0
Pay	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/17/2030	42,320	151	(7)	144	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034	920	(4)	(2)	0	(6)
BSH	Pay	6-Month CLP-CHILIBOR	3.790	Semi-Annual	03/14/2026	CLP	15,998,900	0	(174)	0	(174)
Receive	6-Month CLP-CHILIBOR	3.300	Semi-Annual	06/21/2029	3,550,000	0	177	177	0
CBK	Receive	6-Month CLP-CHILIBOR	3.763	Semi-Annual	05/24/2029	2,445,900	(38)	116	78	0
GLM	Receive	6-Month CLP-CHILIBOR	3.015	Semi-Annual	06/20/2026	5,445,000	0	90	90	0
Pay	6-Month CLP-CHILIBOR	4.095	Semi-Annual	06/01/2027	15,023,700	0	(102)	0	(102)
Pay	6-Month CLP-CHILIBOR	3.830	Semi-Annual	05/22/2029	6,734,700	0	(196)	0	(196)
Pay	6-Month CLP-CHILIBOR	4.319	Semi-Annual	05/22/2029	10,120,000	0	(98)	0	(98)
Pay	6-Month CLP-CHILIBOR	3.265	Semi-Annual	06/14/2029	1,715,500	0	(88)	0	(88)
Receive	6-Month CLP-CHILIBOR	6.620	Semi-Annual	09/20/2032	3,100,000	0	(374)	0	(374)
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/20/2027	MYR	256,220	49	327	376	0
Pay	3-Month MYR-KLIBOR	3.868	Quarterly	12/20/2028	116,200	361	316	677	0
JPM	Receive	6-Month CLP-CHILIBOR	3.540	Semi-Annual	06/04/2029	CLP	4,085,000	0	166	166	0
SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	30,500	(20)	25	5	0

$426	$437	$1,901	$(1,038)

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

TOTAL RETURN SWAPS ON SECURITIES
											Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SCX	Receive	U.S. Treasury Inflation Protected Securities	0	4.950%	Semi-Annual	09/24/2025	INR	4,945,840	$0	$582	$582	$0
	Receive	U.S. Treasury Inflation Protected Securities	0	4.950	Semi-Annual	10/02/2025		425,710	0	0	0	0

									$0	$582	$582	$0

VOLATILITY SWAPS
											Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity		Volatility Strike	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GLM	Pay	USD versus CNH 1-Year ATM Realized Volatility		6.850%	Maturity	09/11/2025		$64	$0	$170	$170	$0
	Pay	USD versus CNH 1-Year ATM Realized Volatility		7.000	Maturity	12/11/2025		64	0	158	158	0
JPM	Receive	USD versus INR 1-Year ATM Realized Volatility		3.600	Maturity	11/24/2025		37	0	(50)	0	(50)
	Receive	USD versus INR 1-Year ATM Realized Volatility		3.725	Maturity	11/26/2025		19	0	(25)	0	(25)
SCX	Receive	USD versus INR 1-Year ATM Realized Volatility		3.450	Maturity	11/21/2025		22	0	(33)	0	(33)

									$0	$220	$328	$(108)

Total Swap Agreements									$2,331	$1,269	$5,424	$(1,824)

(p)

Securities with an aggregate market value of $8,246 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)						Notional Amount represents the number of contracts.
(2)						This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)						At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Angola
Loan Participations and Assignments	$0	$0	$3,902	$3,902
Azerbaijan
Corporate Bonds & Notes	0	1,391	0	1,391
Brazil
Corporate Bonds & Notes	0	14,459	0	14,459
Loan Participations and Assignments	0	0	64	64
Sovereign Issues	0	97,855	0	97,855
Cayman Islands
Asset-Backed Securities	0	4,005	0	4,005
Corporate Bonds & Notes	0	4,844	1,074	5,918
Loan Participations and Assignments	0	0	4,275	4,275
Chile
Sovereign Issues	0	50,771	0	50,771
China
Sovereign Issues	0	41,341	0	41,341
Colombia
Sovereign Issues	0	88,995	0	88,995
Czech Republic
Sovereign Issues	0	91,332	0	91,332
Dominican Republic
Sovereign Issues	0	82,122	0	82,122
Ecuador
Sovereign Issues	0	4,881	0	4,881
Egypt
Sovereign Issues	0	26,435	0	26,435
France
Corporate Bonds & Notes	0	349	0	349
Germany
Corporate Bonds & Notes	0	0	20,558	20,558
Loan Participations and Assignments	0	5,555	0	5,555
Ghana
Sovereign Issues	0	6,996	0	6,996
Hungary
Sovereign Issues	0	36,562	0	36,562
Indonesia
Sovereign Issues	0	137,901	0	137,901
Ireland
Asset-Backed Securities	0	475	0	475
Corporate Bonds & Notes	0	1,700	0	1,700
Loan Participations and Assignments	0	0	7,475	7,475
Israel
Sovereign Issues	0	9,244	0	9,244
Ivory Coast
Loan Participations and Assignments	0	0	11,606	11,606
Sovereign Issues	0	1,844	0	1,844
Jersey, Channel Islands
Corporate Bonds & Notes	0	296	0	296
Kazakhstan
Sovereign Issues	0	2,662	0	2,662
Kenya
Loan Participations and Assignments	0	0	2,694	2,694
Luxembourg
Common Stocks	0	0	429	429
Corporate Bonds & Notes	0	3,030	0	3,030
Malaysia
Sovereign Issues	0	142,322	0	142,322
Mexico
Sovereign Issues	0	210,013	0	210,013
Netherlands
Loan Participations and Assignments	0	0	3,401	3,401
Nigeria
Loan Participations and Assignments	0	3,627	0	3,627
Paraguay
Sovereign Issues	0	7,917	0	7,917
Peru
Corporate Bonds & Notes	0	16,856	3,509	20,365
Sovereign Issues	0	87,950	0	87,950
Philippines
Sovereign Issues	0	93,342	0	93,342
Poland
Sovereign Issues	0	135,662	0	135,662
Romania
Sovereign Issues	0	46,149	0	46,149
Serbia
Loan Participations and Assignments	0	4,544	4,136	8,680
Sovereign Issues	0	12,298	0	12,298
Singapore
Corporate Bonds & Notes	0	1,871	0	1,871
South Africa
Corporate Bonds & Notes	0	18,126	0	18,126
Loan Participations and Assignments	0	0	2,987	2,987
Sovereign Issues	0	176,190	0	176,190
Supranational
Corporate Bonds & Notes	0	25,088	0	25,088

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Tanzania
Loan Participations and Assignments	0	0	2,831	2,831
Thailand
Sovereign Issues	0	27,806	0	27,806
Turkey
Loan Participations and Assignments	0	9,758	1,892	11,650
Sovereign Issues	0	30,947	0	30,947
Uganda
Sovereign Issues	0	5,718	0	5,718
Ukraine
Sovereign Issues	0	2,620	0	2,620
United Arab Emirates
Loan Participations and Assignments	0	0	2,559	2,559
United Kingdom
Corporate Bonds & Notes	0	13,855	2,520	16,375
Non-Agency Mortgage-Backed Securities	0	4,556	0	4,556
United States
Asset-Backed Securities	0	20,559	0	20,559
Corporate Bonds & Notes	0	205	4,902	5,107
Non-Agency Mortgage-Backed Securities	0	17,142	2,201	19,343
Sovereign Issues	0	37,873	0	37,873
Uzbekistan
Corporate Bonds & Notes	0	4,848	0	4,848
Sovereign Issues	0	786	0	786
Venezuela
Sovereign Issues	0	876	0	876
Zambia
Sovereign Issues	0	2,437	0	2,437
Short-Term Instruments
Mutual Funds	0	6,829	0	6,829
Nigeria Treasury Bills	0	50,765	0	50,765
U.S. Treasury Bills	0	12,656	0	12,656

$0	$1,947,236	$83,015	$2,030,251
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$157,801	$0	$0	$157,801

Total Investments	$157,801	$1,947,236	$83,015	$2,188,052

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5,315	0	5,315
Over the counter	0	38,319	501	38,820

$0	$43,634	$501	$44,135
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,927)	0	(4,927)
Over the counter	0	(32,020)	0	(32,020)

$0	$(36,947)	$0	$(36,947)

Total Financial Derivative Instruments	$0	$6,687	$501	$7,188

Totals	$157,801	$1,953,923	$83,516	$2,195,240

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Angola
Loan Participations and Assignments (4)	$3900	$0	$0	$0	$0	$2	$0	$0	$3,902	$2
Brazil
Loan Participations and Assignments	64	0	0	48	0	(48)	0	0	64	(48)
Cayman Islands
Corporate Bonds & Notes	1,124	0	(69)	9	9	1	0	0	1,074	1
Loan Participations and Assignments (4)	4,199	0	0	0	0	76	0	0	4,275	76
Germany
Corporate Bonds & Notes	20,421	0	0	0	0	137	0	0	20,558	137
Ireland

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Loan Participations and Assignments	6,799	0	0	2	0	674	0	0	7,475	674
Ivory Coast
Loan Participations and Assignments	14,937	2,934	(7,602)	(7)	237	1,107	0	0	11,606	828
Kenya
Loan Participations and Assignments	2,661	0	0	1	0	32	0	0	2,694	31
Luxembourg
Common Stocks	527	0	0	0	0	(98)	0	0	429	(98)
Netherlands
Loan Participations and Assignments	3,349	0	0	6	0	46	0	0	3,401	46
Peru
Corporate Bonds & Notes	0	3,280	0	0	0	229	0	0	3,509	229
Serbia
Loan Participations and Assignments	3,785	0	0	0	0	351	0	0	4,136	351
South Africa
Loan Participations and Assignments	2,879	0	0	2	0	106	0	0	2,987	106
Tanzania
Loan Participations and Assignments	3,040	0	(456)	1	(14)	260	0	0	2,831	225
Turkey
Loan Participations and Assignments	1,717	0	0	0	0	175	0	0	1,892	175
United Arab Emirates
Loan Participations and Assignments	2,559	0	0	(5)	0	5	0	0	2,559	5
United Kingdom
Corporate Bonds & Notes	4,959	0	(2,685)	187	(36)	95	0	0	2,520	(83)
United States
Corporate Bonds & Notes	5,101	0	0	0	0	(199)	0	0	4,902	(200)
Non-Agency Mortgage-Backed Securities	2,154	0	0	0	0	47	0	0	2,201	47

	$84,175	$6,214	$(10,812)	$244	$196	$2,998	$0	$0	$83,015	$2,504
Financial Derivative Instruments - Assets
Over the counter	$500	$0	$(5)	$0	$0	$6	$0	$0	$501	$7

Totals	$84,675	$6,214	$(10,817)	$244	$196	$3,004	$0	$0	$83,516	$2,511

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Angola
Loan Participations and Assignments		$3,902	Discounted Cash Flow			Discount Rate			9.954	—
Brazil
Loan Participations and Assignments		64	Other Valuation Techniques(3)			-			-	—
Cayman Islands
Corporate Bonds & Notes		1,074	Discounted Cash Flow			Discount Rate			3.140	—
Loan Participations and Assignments		4,275	Discounted Cash Flow			Discount Rate			6.800	—
Germany
Corporate Bonds & Notes		20,558	Discounted Cash Flow			Discount Rate			7.297	—
Ireland
Loan Participations and Assignments		7,475	Discounted Cash Flow			Discount Rate			3.327	—
Ivory Coast
Loan Participations and Assignments		8,568	Discounted Cash Flow			Discount Rate			6.258	—
		3,038	Recent Transaction			Purchase Price			99.200	—
Kenya
Loan Participations and Assignments		2,694	Discounted Cash Flow			Discount Rate			9.366	—
Luxembourg
Common Stocks		429	Indicative Market Quotation			Broker Quote			$20.500	—
Netherlands
Loan Participations and Assignments		3,401	Discounted Cash Flow			Discount Rate			7.815	—
Peru
Corporate Bonds & Notes		3,509	Proxy Pricing			Base Price			104.175	—

Schedule of Investments PIMCO Emerging Markets Local Currency and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Serbia
Loan Participations and Assignments	4,136	Discounted Cash Flow	Discount Rate	5.595	—
South Africa
Loan Participations and Assignments	2,987	Discounted Cash Flow	Discount Rate	11.518	—
Tanzania
Loan Participations and Assignments	2,831	Third Party Vendor	Broker Quote	100.150	—
Turkey
Loan Participations and Assignments	1,892	Discounted Cash Flow	Discount Rate	4.706	—
United Arab Emirates
Loan Participations and Assignments	2,559	Third Party Vendor	Broker Quote	100.125	—
United Kingdom
Corporate Bonds & Notes	2,520	Other Valuation Techniques(3)	-	-	—
United States
Corporate Bonds & Notes	4,902	Discounted Cash Flow	Discount Rate	7.326	—
Non-Agency Mortgage-Backed Securities	2,201	Discounted Cash Flow	Discount Rate	6.573	—
Financial Derivative Instruments- Assets
Over the counter	501	Indicative Market Quotation	Broker Quote	0.197 - 5.914	—

Total	$83,516

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.
(4)		Country code on securities changed from U.S. to Angola on Ireland from 3.31.

Schedule of Investments PIMCO ESG Income Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Ahlstrom Holding Oyj TBD% due 05/23/2030 «		$300	$300

Total Loan Participations and Assignments (Cost $295)			300

CORPORATE BONDS & NOTES 29.0%
BANKING & FINANCE 18.7%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		500	466
Acef Holding SCA 0.750% due 06/14/2028	EUR	500	555
AIB Group PLC
2.875% due 05/30/2031 •		400	470
6.608% due 09/13/2029 •		$500	529
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		400	332
Ally Financial, Inc.
2.200% due 11/02/2028		800	738
8.000% due 11/01/2031		450	513
American Homes 4 Rent LP 5.500% due 02/01/2034		450	458
American Tower Corp.
2.100% due 06/15/2030		500	444
3.100% due 06/15/2050		300	197
Asian Development Bank 6.720% due 02/08/2028	INR	187,400	2,208
Banco BTG Pactual SA 2.750% due 01/11/2026		$1,000	988
Banco Mercantil del Norte SA 6.625% due 01/24/2032 •(f)(g)		200	186
Bank of America Corp.
2.299% due 07/21/2032 •		1,400	1,220
6.204% due 11/10/2028 •		1,600	1,665
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		500	502
Banque Ouest Africaine de Developpement 2.750% due 01/22/2033	EUR	870	861
Barclays PLC
5.501% due 08/09/2028 •		$1,000	1,020
7.385% due 11/02/2028 •		800	849
BNP Paribas SA
4.625% due 02/25/2031 •(f)(g)		400	357
7.750% due 08/16/2029 •(f)(g)		1,000	1,054
Boston Properties LP
2.550% due 04/01/2032		150	127
3.400% due 06/21/2029		100	95
BPCE SA
2.045% due 10/19/2027 •		500	484
5.748% due 07/19/2033 •		300	308
Brookfield Finance, Inc. 2.724% due 04/15/2031		350	317
CNP Assurances SACA 1.250% due 01/27/2029	EUR	500	555
Cooperatieve Rabobank UA 4.375% due 06/29/2027 •(f)(g)		400	470
CoStar Group, Inc. 2.800% due 07/15/2030		$800	724
CPI Property Group SA
1.500% due 01/27/2031	EUR	100	98
4.000% due 01/22/2028 þ	GBP	200	262
Credit Agricole Assurances SA 1.500% due 10/06/2031	EUR	500	521
Crown Castle, Inc. 3.100% due 11/15/2029		$400	375
CTP NV
1.250% due 06/21/2029	EUR	200	219
1.500% due 09/27/2031		500	515
Deutsche Bank AG
1.875% due 02/23/2028 •		200	233
6.119% due 07/14/2026 •		$600	600
Digital Dutch Finco BV
0.625% due 07/15/2025	EUR	900	1,059

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

1.000% due 01/15/2032		300	301
1.250% due 02/01/2031		200	210
EQT AB
0.875% due 05/14/2031		800	816
2.375% due 04/06/2028		800	935
Equinix, Inc. 3.900% due 04/15/2032		$400	379
First American Financial Corp. 2.400% due 08/15/2031		600	513
Ford Motor Credit Co. LLC 5.918% due 03/20/2028		2,200	2,223
FS KKR Capital Corp. 3.125% due 10/12/2028		400	367
Globalworth Real Estate Investments Ltd. 6.250% due 03/31/2030	EUR	376	451
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		$400	349
2.615% due 04/22/2032 •		500	445
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		1,000	982
Grainger PLC 3.000% due 07/03/2030	GBP	100	124
Hanwha Life Insurance Co. Ltd. 3.379% due 02/04/2032 •		$300	292
HAT Holdings LLC
3.375% due 06/15/2026		115	113
3.750% due 09/15/2030		300	275
8.000% due 06/15/2027		149	155
Host Hotels & Resorts LP
2.900% due 12/15/2031		250	219
3.375% due 12/15/2029		600	567
3.500% due 09/15/2030		200	186
5.700% due 07/01/2034		300	302
Howard Hughes Corp. 4.375% due 02/01/2031		600	554
HSBC Holdings PLC
2.871% due 11/22/2032 •		700	619
6.254% due 03/09/2034 •		600	642
Hudson Pacific Properties LP
3.950% due 11/01/2027		230	221
5.950% due 02/15/2028		400	390
ING Groep NV
2.727% due 04/01/2032 •		200	180
3.875% due 05/16/2027 •(f)(g)		200	186
4.250% due 05/16/2031 •(f)(g)		200	168
4.252% due 03/28/2033 •		500	482
4.875% due 05/16/2029 •(f)(g)		200	188
5.525% due 03/25/2036 •		300	306
Intesa Sanpaolo SpA 6.625% due 06/20/2033		700	760
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		500	537
JPMorgan Chase & Co. 2.545% due 11/08/2032 •		1,400	1,233
Kilroy Realty LP
2.500% due 11/15/2032		200	161
2.650% due 11/15/2033		900	707
Legal & General Group PLC 5.625% due 03/24/2031 •(f)(g)	GBP	200	258
Lloyds Banking Group PLC
3.574% due 11/07/2028 •		$400	392
3.750% due 03/18/2028 •		500	494
Logicor Financing SARL 3.250% due 11/13/2028	EUR	700	826
Mitsubishi UFJ Financial Group, Inc. 2.494% due 10/13/2032 •		$500	438
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% due 05/23/2042 •		400	410
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		300	305
NatWest Group PLC 5.125% due 05/12/2027 •(f)(g)	GBP	200	269
NE Property BV 3.375% due 07/14/2027	EUR	300	357
Nexi SpA 1.625% due 04/30/2026		550	641
Nomura Holdings, Inc. 2.172% due 07/14/2028		$700	654
Nordea Bank Abp 3.750% due 03/01/2029 •(f)(g)		500	450
Norinchukin Bank 5.094% due 10/16/2029		1,400	1,421
OneMain Finance Corp.
3.500% due 01/15/2027		781	765
7.125% due 11/15/2031		600	625

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

PennyMac Financial Services, Inc. 5.750% due 09/15/2031		200	196
Prologis LP 4.200% due 02/15/2033	CAD	1,400	1,035
Regency Centers LP 3.700% due 06/15/2030		$100	97
Santander Holdings USA, Inc. 6.174% due 01/09/2030 •		500	521
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •		1,400	1,372
6.534% due 01/10/2029 •		300	313
Shinhan Bank Co. Ltd.
4.000% due 04/23/2029 (g)		200	195
4.375% due 04/13/2032 (g)		500	479
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	300	347
1.750% due 11/24/2028		200	223
SLM Corp. 3.125% due 11/02/2026		$900	883
Standard Chartered PLC
2.678% due 06/29/2032 •		200	176
3.603% due 01/12/2033 •		200	182
6.301% due 01/09/2029 •		600	624
7.767% due 11/16/2028 •		500	535
Sun Communities Operating LP 4.200% due 04/15/2032		300	284
UBS Group AG
4.375% due 02/10/2031 •(f)(g)		200	177
5.959% due 01/12/2034 •		300	316
UDR, Inc. 3.100% due 11/01/2034		100	84
UniCredit SpA 5.459% due 06/30/2035 •		400	398
VIA Outlets BV 1.750% due 11/15/2028	EUR	500	564
Vonovia SE 1.875% due 06/28/2028		600	688
Weyerhaeuser Co. 4.000% due 11/15/2029		$100	98
Workspace Group PLC 2.250% due 03/11/2028	GBP	600	761
ZF Finance GmbH 2.000% due 05/06/2027	EUR	700	782

			59,747

INDUSTRIALS 6.8%
180 Medical, Inc. 3.875% due 10/15/2029		$700	666
Accor SA 2.375% due 11/29/2028	EUR	900	1,045
Ball Corp. 3.125% due 09/15/2031		$580	521
BCP V Modular Services Finance PLC 4.750% due 11/30/2028	EUR	100	116
Boise Cascade Co. 4.875% due 07/01/2030		$500	487
CDW LLC 3.569% due 12/01/2031		500	460
Cellnex Finance Co. SA 3.875% due 07/07/2041		200	158
Centene Corp.
2.625% due 08/01/2031		600	514
3.000% due 10/15/2030		500	447
Chobani LLC 7.625% due 07/01/2029		500	522
Fair Isaac Corp. 4.000% due 06/15/2028		570	555
Gap, Inc.
3.625% due 10/01/2029		250	232
3.875% due 10/01/2031		250	225
Graphic Packaging International LLC 2.625% due 02/01/2029	EUR	400	452
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$250	227
4.000% due 05/01/2031		200	188
Illumina, Inc. 2.550% due 03/23/2031		300	264
InterContinental Hotels Group PLC 3.375% due 10/08/2028	GBP	300	395
International Distribution Services PLC 7.375% due 09/14/2030		500	722
JDE Peet's NV 2.250% due 09/24/2031		$800	683
Lenovo Group Ltd. 3.421% due 11/02/2030		400	373

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

Lindblad Expeditions LLC 6.750% due 02/15/2027		300	302
Marks & Spencer PLC
3.750% due 05/19/2026	GBP	100	136
4.500% due 07/10/2027		300	400
Metalsa Sapi De Cv 3.750% due 05/04/2031		$450	370
Micron Technology, Inc. 2.703% due 04/15/2032		200	174
MSCI, Inc. 3.625% due 09/01/2030		600	563
NetApp, Inc.
5.500% due 03/17/2032		350	361
5.700% due 03/17/2035		350	360
NXP BV
2.500% due 05/11/2031		300	265
5.000% due 01/15/2033		1,300	1,297
ReNew Pvt Ltd. 5.875% due 03/05/2027		200	199
Sartorius Finance BV 4.875% due 09/14/2035	EUR	600	757
Snam SpA 5.000% due 05/28/2030		$1,200	1,211
St. Mary's Cement, Inc. 5.750% due 04/02/2034		400	405
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	600	700
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		$600	533
Travis Perkins PLC 3.750% due 02/17/2026	GBP	400	540
VeriSign, Inc. 2.700% due 06/15/2031		$400	359
Vilmorin & Cie SA 1.375% due 03/26/2028	EUR	400	445
Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	200	247
4.750% due 07/15/2031		$600	555
Warnermedia Holdings, Inc.
4.054% due 03/15/2029		500	467
5.050% due 03/15/2042		200	136
Weir Group, Inc. 5.350% due 05/06/2030		600	609
XPLR Infrastructure Operating Partners LP 7.250% due 01/15/2029		800	821
ZF North America Capital, Inc. 6.750% due 04/23/2030		250	240

			21,704

UTILITIES 3.5%
AES Andes SA 6.300% due 03/15/2029		350	360
AES Corp.
2.450% due 01/15/2031		720	630
5.450% due 06/01/2028		300	307
7.600% due 01/15/2055 •		500	516
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		700	668
Clean Renewable Power Mauritius Pte. Ltd. 4.250% due 03/25/2027		161	156
Duke Energy Carolinas LLC 3.550% due 03/15/2052		402	290
Edison International 6.250% due 03/15/2030		1,400	1,422
Greenko Wind Projects Mauritius Ltd. 7.250% due 09/27/2028		800	807
Iberdrola International BV 6.750% due 09/15/2033		250	271
India Green Power Holdings 4.000% due 02/22/2027		217	211
Pacific Gas & Electric Co. 6.700% due 04/01/2053		1,100	1,104
Pattern Energy Operations LP 4.500% due 08/15/2028		500	485
San Diego Gas & Electric Co. 2.950% due 08/15/2051		350	221
Solar Star Funding LLC 5.375% due 06/30/2035		137	141
Southwestern Public Service Co. 3.150% due 05/01/2050		100	65
Star Energy Geothermal Wayang Windu Ltd. 6.750% due 04/24/2033		274	279
TDC Net AS 5.056% due 05/31/2028	EUR	400	492

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

TerraForm Power Operating LLC 5.000% due 01/31/2028		$200	198
United Utilities Water Finance PLC 3.750% due 05/23/2034	EUR	600	708
Verizon Communications, Inc. 5.050% due 05/09/2033		$1,700	1,724
Vodafone Group PLC 5.125% due 06/04/2081 •		110	83

			11,138

Total Corporate Bonds & Notes (Cost $92,231)			92,589

U.S. GOVERNMENT AGENCIES 54.3%
Fannie Mae
3.000% due 01/01/2059		1,195	1,031
3.500% due 05/01/2056 - 08/01/2059		1,461	1,308
Freddie Mac 0.932% due 11/25/2030 ~(a)		2,773	101
Ginnie Mae 5.500% due 07/20/2053 - 08/20/2053		3,815	3,840
Ginnie Mae, TBA 5.000% due 08/01/2055		2,800	2,749
Uniform Mortgage-Backed Security
3.000% due 07/01/2052		433	375
4.000% due 09/01/2049 - 05/01/2054		11,882	11,067
4.500% due 07/01/2052 - 05/01/2054		10,965	10,505
5.000% due 08/01/2052 - 07/01/2054		30,339	29,802
5.500% due 09/01/2052 - 01/01/2055		30,195	30,258
6.000% due 10/01/2053 - 01/01/2055		3,460	3,521
6.500% due 02/01/2054 - 05/01/2054		3,654	3,785
Uniform Mortgage-Backed Security, TBA
3.500% due 07/01/2055		6,200	5,583
6.000% due 08/01/2055		34,380	34,906
6.500% due 08/01/2055		33,200	34,233

Total U.S. Government Agencies (Cost $171,607)			173,064

U.S. TREASURY OBLIGATIONS 13.0%
U.S. Treasury Bonds
4.250% due 08/15/2054 (i)		600	548
4.500% due 11/15/2054 (i)		3,200	3,051
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2031 (k)		2,218	2,056
0.125% due 01/15/2032		9,720	8,813
0.875% due 02/15/2047 (m)		1,063	771
1.375% due 07/15/2033		3,380	3,284
1.500% due 02/15/2053 (k)		647	513
1.875% due 07/15/2034 (i)		7,053	7,063
U.S. Treasury Notes
2.750% due 08/15/2032		2,200	2,030
3.875% due 09/30/2029		3,000	3,014
4.500% due 03/31/2026 (i)		5,100	5,114
4.500% due 04/15/2027 (i)		5,200	5,266

Total U.S. Treasury Obligations (Cost $41,035)			41,523

NON-AGENCY MORTGAGE-BACKED SECURITIES 12.3%
1211 Avenue of the Americas Trust 4.280% due 08/10/2035 ~		2,300	2,142
225 Liberty Street Trust 4.501% due 02/10/2036		1,550	1,429
280 Park Avenue Mortgage Trust 5.692% due 09/15/2034 •		1,000	981
Adjustable Rate Mortgage Trust
4.674% due 08/25/2036 •		617	208
4.994% due 08/25/2036 •		247	77
American Home Mortgage Assets Trust
4.624% due 12/25/2046 •		27	23
4.854% due 06/25/2037 •		123	119
BAMLL Commercial Mortgage Securities Trust
0.000% due 09/15/2038 ~(a)		261,000	0
7.176% due 09/15/2038 •		1,000	907
Barclays Commercial Mortgage Securities Trust
3.811% due 02/15/2053 ~		2,453	1,892
5.122% due 08/10/2035 ~		900	844
BBCCRE Trust 4.715% due 08/10/2033 ~		2,660	1,907
Bear Stearns ALT-A Trust 4.754% due 06/25/2046 •		252	227
Beast Mortgage Trust 6.926% due 03/15/2036 •		500	221
Bridgegate Funding PLC
8.314% due 10/16/2062 •	GBP	950	1,320
9.314% due 10/16/2062 •		950	1,316

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

BSST Mortgage Trust 7.162% due 02/15/2037 •		$1,200	498
Chase Mortgage Finance Trust 4.669% due 03/25/2037 ~		95	88
CitiMortgage Alternative Loan Trust 6.000% due 06/25/2037		219	192
COMM Mortgage Trust
3.960% due 02/10/2036 ~		2,100	2,058
7.576% due 12/15/2038 •		1,000	987
Countrywide Alternative Loan Trust
4.814% due 10/25/2046 •		60	56
5.076% due 11/20/2035 •		119	106
Countrywide Home Loan Mortgage Pass-Through Trust 4.376% due 02/25/2047 ~		35	31
Countrywide Home Loan Reperforming REMIC Trust 4.744% due 01/25/2034 ~		66	59
Deutsche Alt-A Securities Mortgage Loan Trust 5.169% due 04/25/2047 •		64	58
DOLP Trust 3.704% due 05/10/2041 ~		1,600	1,338
DROP Mortgage Trust
6.676% due 10/15/2043 •		1,000	913
7.176% due 10/15/2043 •		996	856
Extended Stay America Trust
6.126% due 07/15/2038 •		279	279
6.676% due 07/15/2038 •		493	494
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~		200	168
HarborView Mortgage Loan Trust 4.306% due 06/19/2036 ~		113	46
IndyMac INDX Mortgage Loan Trust
4.774% due 01/25/2037 •		58	52
4.954% due 07/25/2035 •		344	230
JP Morgan Chase Commercial Mortgage Securities Trust
5.976% due 04/15/2038 •		365	365
6.176% due 03/15/2036 •		100	73
6.376% due 04/15/2038 •		900	901
6.516% due 06/15/2038 •		1,000	912
6.726% due 03/15/2036 •		1,600	997
7.526% due 03/15/2036 •		300	136
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~		2,000	1,309
Merrill Lynch Alternative Note Asset Trust 4.834% due 03/25/2037 •		738	199
MFT Mortgage Trust 3.392% due 08/10/2040 ~		1,180	816
MFT Trust 3.358% due 02/10/2042		100	77
Morgan Stanley Capital Trust
5.726% due 12/15/2036 •		1,480	804
6.226% due 12/15/2036 •		1,097	128
Morgan Stanley Mortgage Loan Trust 4.754% due 06/25/2036 •		251	49
Natixis Commercial Mortgage Securities Trust 0.661% due 02/15/2039 ~(a)		23,885	415
NYO Commercial Mortgage Trust 6.971% due 11/15/2038 •		1,500	1,474
One New York Plaza Trust
5.376% due 01/15/2036 •		200	195
5.676% due 01/15/2036 •		1,000	966
Residential Accredit Loans, Inc. Trust
5.500% due 02/25/2036		199	164
6.000% due 06/25/2036		119	97
6.000% due 06/25/2037		178	143
Residential Asset Securitization Trust
2.256% due 04/25/2037 •(a)		510	65
4.744% due 04/25/2037 •		510	107
SFO Commercial Mortgage Trust
6.226% due 05/15/2038 •		450	444
6.826% due 05/15/2038 •		450	442
Starwood Mortgage Trust
6.731% due 11/15/2036 •		1,100	1,097
6.826% due 04/15/2034 •		1,000	985
Trinity Square PLC 5.617% due 07/15/2059 ~	GBP	1,800	2,469
VASA Trust
6.176% due 07/15/2039 •		$400	364
6.526% due 07/15/2039 •		400	355
Wells Fargo Mortgage-Backed Securities Trust 6.000% due 11/25/2037		72	70
Worldwide Plaza Trust
3.526% due 11/10/2036		100	71

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

3.715% due 11/10/2036 ~		1,250	274

Total Non-Agency Mortgage-Backed Securities (Cost $45,790)			39,085

ASSET-BACKED SECURITIES 11.1%
AUTOMOBILE SEQUENTIAL 1.5%
First Help Financial Issuer Trust
4.920% due 02/15/2031		1,400	1,405
5.690% due 02/15/2030		732	739
5.890% due 06/15/2030		1,805	1,827
First Help Financial Trust 4.430% due 01/18/2028		115	115
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		418	409
5.320% due 09/25/2030		295	296

			4,791

CMBS OTHER 0.2%
Starwood Commercial Mortgage Trust 6.529% due 04/18/2038 •		400	398

HOME EQUITY OTHER 3.2%
ACE Securities Corp. Home Equity Loan Trust 4.774% due 11/25/2036 •		467	191
Argent Securities Trust 4.734% due 07/25/2036 •		140	126
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.234% due 11/25/2034 •		300	274
Asset-Backed Securities Corp. Home Equity Loan Trust
3.921% due 01/25/2036 •		2,085	1,869
6.279% due 05/25/2035 •		403	380
Bear Stearns Asset-Backed Securities Trust
4.714% due 11/25/2036 •		30	30
5.789% due 12/25/2034 •		215	214
Centex Home Equity Loan Trust
5.364% due 09/25/2034 •		57	57
5.394% due 03/25/2035 •		204	203
Countrywide Asset-Backed Certificates Trust
4.869% due 01/25/2045 •		261	247
4.914% due 03/25/2047 •		195	184
EquiFirst Mortgage Loan Trust 6.234% due 04/25/2035 •		210	190
GSAA Home Equity Trust
4.574% due 03/25/2036 •		49	16
6.000% due 10/25/2037		8	7
6.948% due 06/25/2036 þ		214	48
Long Beach Mortgage Loan Trust 4.754% due 10/25/2036 •		732	228
MASTR Asset-Backed Securities Trust 5.334% due 10/25/2035 •		225	207
Merrill Lynch Mortgage Investors Trust 5.034% due 12/25/2036 •		1,010	977
New Century Home Equity Loan Trust 5.169% due 10/25/2035 •		1,800	1,563
Residential Asset Securities Corp. Trust 5.314% due 08/25/2034 •		80	80
Structured Asset Investment Loan Trust 5.409% due 05/25/2035 •		1,639	1,501
Structured Asset Securities Corp. Mortgage Loan Trust
4.854% due 02/25/2037 •		71	70
4.869% due 07/25/2036 •		1,559	1,545

			10,207

WHOLE LOAN COLLATERAL 0.8%
First Franklin Mortgage Loan Trust 4.709% due 03/25/2036 •		1,607	1,536
Lehman XS Trust 4.774% due 10/25/2036 •		110	99
Residential Asset Mortgage Products Trust
5.302% due 10/25/2033 •		172	172
5.634% due 01/25/2035 •		692	658
Specialty Underwriting & Residential Finance Trust 5.604% due 12/25/2035 •		124	123

			2,588

OTHER ABS 5.4%
37 Capital CLO Ltd. 5.546% due 07/15/2034 •		1,300	1,302
Arbour CLO DAC 3.293% due 11/15/2037 •	EUR	2,600	3,063

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

CVC Cordatus Opportunity Loan Fund-R DAC 3.683% due 08/15/2033 •		1,400	1,652
GoodLeap Sustainable Home Solutions Trust
4.000% due 04/20/2049		$791	691
4.950% due 07/20/2049		803	726
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		122	99
Mosaic Solar Loan Trust 2.640% due 01/20/2053		506	435
Northwoods Capital Ltd. 5.558% due 11/13/2031 •		1,475	1,473
Palmer Square European Loan Funding DAC 4.179% due 01/15/2033 •	EUR	1,000	1,180
Regatta Funding Ltd. 5.456% due 01/15/2033 •		$1,363	1,363
Service Experts Issuer LLC 2.670% due 02/02/2032		288	281
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		972	897
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		1,343	1,125
5.400% due 04/30/2058		1,047	1,010
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		613	544
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		1,353	1,359
Upstart Pass-Through Trust 3.800% due 04/20/2030		60	59

			17,259

Total Asset-Backed Securities (Cost $35,834)			35,243

SOVEREIGN ISSUES 5.0%
Brazil Government International Bond 6.125% due 03/15/2034		700	695
Chile Government International Bond
2.750% due 01/31/2027		300	292
3.500% due 01/31/2034		300	270
Fondo Mivivienda SA 4.625% due 04/12/2027		400	401
Hungary Government International Bond 4.000% due 07/25/2029	EUR	1,100	1,332
Mexican Udibonos 4.000% due 08/24/2034 (e)	MXN	45,054	2,234
Mexico Government International Bond
2.250% due 08/12/2036	EUR	610	559
4.490% due 05/25/2032		1,100	1,313
Peru Government International Bond 7.300% due 08/12/2033	PEN	4,800	1,478
Republic of South Africa Government International Bond
8.875% due 02/28/2035	ZAR	90,375	4,767
10.500% due 12/21/2026		7,540	442
Republic of Uzbekistan International Bond 5.375% due 05/29/2027	EUR	400	483
Romania Government International Bond
2.000% due 04/14/2033		200	181
5.500% due 09/18/2028		500	614
6.375% due 09/18/2033		500	607
Serbia Government International Bond 1.000% due 09/23/2028		300	326
Uruguay Government International Bond 4.975% due 04/20/2055		$100	89

Total Sovereign Issues (Cost $15,523)			16,083

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNSN Holdings, Inc. «(b)(h)		1,017	4

Total Common Stocks (Cost $17)			4

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.1%
CaixaBank SA 5.875% due 10/09/2027 •(f)(g)		200,000	245

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

Goldman Sachs Group, Inc. 3.650% due 08/10/2026 •(f)	100,000	98

		343

INDUSTRIALS 0.2%
SVB Financial Trust 11.000% due 11/07/2032	1,159	614

Total Preferred Securities (Cost $1,309)		957

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.2%
U.S. TREASURY BILLS 0.2%
4.345% due 08/21/2025 - 09/11/2025 (c)(d)(m)	$721	715

Total Short-Term Instruments (Cost $715)		715

Total Investments in Securities (Cost $404,356)		399,563

Total Investments 125.3% (Cost $404,356)		$399,563
Financial Derivative Instruments (j)(l) (0.3)%(Cost or Premiums, net $2,465)		(838)
Other Assets and Liabilities, net (25.0)%		(79,856)

Net Assets 100.0%		$318,869

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Security did not produce income within the last twelve months.
(c)					Coupon represents a weighted average yield to maturity.
(d)					Zero coupon security.
(e)					Principal amount of security is adjusted for inflation.
(f)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)					Contingent convertible security.
(h)					RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

MNSN Holdings, Inc.		04/26/2022 - 07/19/2023		$17	$4	0.00%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.450%	06/17/2025	07/15/2025		$(1,220)	$(1,222)

Total Reverse Repurchase Agreements						$(1,222)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

BPG	4.500%	06/25/2025	07/02/2025		$(3,244)	$(3,246)
TDM	4.450	06/12/2025	07/03/2025		(9,369)	(9,391)
	4.470	06/24/2025	07/01/2025		(940)	(941)

Total Sale-Buyback Transactions						$(13,578)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.1)%
Uniform Mortgage-Backed Security, TBA		2.000%	08/01/2055	$750	$(590)	$(594)
Uniform Mortgage-Backed Security, TBA		2.500	08/01/2055	750	(618)	(622)
Uniform Mortgage-Backed Security, TBA		3.000	07/01/2055	500	(427)	(433)
Uniform Mortgage-Backed Security, TBA		5.000	07/01/2055	8,300	(8,027)	(8,135)
Uniform Mortgage-Backed Security, TBA		5.500	08/01/2055	6,400	(6,357)	(6,394)

Total Short Sales (5.1)%					$(16,019)	$(16,178)

(i)					Securities with an aggregate market value of $13,596 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(25,494) at a weighted average interest rate of 4.456%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)					Payable for sale-buyback transactions includes $(3) of deferred price drop.
(j)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	3	$3	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	3	3	(1)	(1)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	1	1	0	0
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	1	1	0	0
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	1	1	0	0
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	1	1	(1)	0

$(3)	$(2)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	3	$3	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	12	12	(5)	(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	3	3	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	3	3	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	15	15	(6)	(8)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	3	3	(1)	(1)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	3	3	(1)	(2)

$(16)	$(13)

Total Written Options	$(19)	$(15)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	60	$4,526	$37	$0	$(21)
Euro-Bund September Futures	09/2025	6	920	(7)	0	(3)
U.S. Treasury 2-Year Note September Futures	09/2025	368	76,553	296	20	0
U.S. Treasury 5-Year Note September Futures	09/2025	293	31,937	331	39	0
U.S. Treasury 10-Year Note September Futures	09/2025	641	71,872	1,234	201	0
U.S. Treasury Long-Term Bond September Futures	09/2025	46	5,312	134	46	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	9	1,072	33	12	0

$2,058	$318	$(24)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	5	$(1,204)	$19	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	4	(957)	22	0	0
3-Month SOFR Active Contract March Futures	06/2026	4	(966)	12	0	0
3-Month SOFR Active Contract September Futures	12/2025	4	(960)	18	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	6	(686)	(17)	0	(3)

$54	$0	$(3)

Total Futures Contracts	$2,112	$318	$(27)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

British Telecommunications PLC	1.000%	Quarterly	06/20/2028	0.291%	EUR	200	$(1)	$6	$5	$0	$0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	0.355	700	(10)	28	18	0	0

$(11)	$34	$23	$0	$0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	30,025	$(583)	$210	$(373)	$0	$(2)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	5	4	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	2	2	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,700	106	(10)	96	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026	JPY	590,000	16	33	49	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	06/16/2028		1,600,000	90	173	263	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		260,000	(5)	(8)	(13)	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2028		1,100,000	203	31	234	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		580,000	8	10	18	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		233,400	1	67	68	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		340,000	20	3	23	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		79,000	20	79	99	3	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025		$3,200	24	44	68	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		3,500	45	48	93	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		2,500	1	49	50	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.928	Semi-Annual	05/06/2026		250	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		30,800	(401)	432	31	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		11,200	250	(283)	(33)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	02/15/2027		550	0	22	22	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027		500	0	19	19	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	02/24/2027		400	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.430	Annual	09/30/2027		700	0	27	27	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027		670	0	25	25	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027		600	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2027		500	(9)	41	32	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		890	20	(16)	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029		110	0	8	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029		500	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029		200	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		26,800	(196)	(156)	(352)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029		2,470	228	(53)	175	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		54,800	2,787	(1,587)	1,200	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		1,440	41	(13)	28	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030		1,900	(15)	274	259	0	(3)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	05/10/2031	800	8	93	101	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	700	52	62	114	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	8,400	190	(312)	(122)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	250	(1)	33	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	13,800	(751)	484	(267)	34	0
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.350	Annual	12/14/2032	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	18,580	179	(64)	115	0	(56)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	11,110	(57)	(31)	(88)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,490	52	92	144	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	200	(1)	(8)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	200	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	200	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	2	1	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	400	(2)	8	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	200	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	500	(1)	18	17	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	200	(1)	9	8	1	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	200	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	11,400	(56)	(44)	(100)	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	300	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	200	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	400	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	200	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	200	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	400	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	200	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	200	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	200	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	400	(2)	6	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	200	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	(1)	10	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	200	(1)	9	8	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	200	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	200	(1)	(5)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	200	(1)	(5)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	300	(1)	(7)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	200	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	400	(1)	(8)	(9)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	200	(1)	(3)	(4)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	1,100	(4)	(15)	(19)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	600	(2)	10	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	600	(3)	11	8	2	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		250	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	(3)	(4)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		5,800	(435)	211	(224)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(7)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		400	(2)	4	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	1.967	Semi-Annual	06/23/2051		100	(1)	38	37	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		250	(3)	103	100	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		50	0	(20)	(20)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		50	0	(19)	(19)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		100	(30)	(8)	(38)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(28)	(30)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,400	149	338	487	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		100	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		100	(7)	(19)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		100	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		100	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		100	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	(1)	(6)	(7)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		3,000	179	46	225	0	(24)
Pay	1-Year BRL-CDI	9.815	Maturity	01/04/2027	BRL	13,200	0	(169)	(169)	3	0
Pay	1-Year BRL-CDI	9.832	Maturity	01/04/2027		6,100	0	(78)	(78)	1	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		18,400	(7)	(194)	(201)	4	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		83,675	(39)	142	103	76	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	6,300	134	16	150	0	(12)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	200	0	5	5	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		100	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		200	0	6	6	0	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		200	0	6	6	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		100	0	4	4	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		200	0	(6)	(6)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		200	0	(7)	(7)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		100	0	2	2	0	0
Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		200	(1)	(5)	(6)	1	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	1	1	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	1,600	10	38	48	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	4,000	(15)	119	104	0	(5)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	700	(3)	(13)	(16)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		450	(2)	(9)	(11)	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		200	(1)	15	14	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		200	0	15	15	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		200	(1)	(12)	(13)	0	0
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028		200	0	(10)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		200	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		100	0	(3)	(3)	0	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		200	0	(4)	(4)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		13,100	208	(185)	23	14	0
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		500	(11)	14	3	0	(1)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		100	0	9	9	0	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		400	(2)	39	37	0	(1)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		200	(1)	(11)	(12)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		200	(1)	(9)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034	200	(1)	(1)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034	100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	400	(1)	1	0	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035	100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035	100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035	100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035	100	0	(1)	(1)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	4,000	197	(44)	153	8	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	300	25	12	37	1	0

$2,510	$191	$2,701	$245	$(396)

Total Swap Agreements	$2,499	$225	$2,724	$245	$(396)

(k)	Securities with an aggregate market value of $1,099 and cash of $6,966 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2025	EUR	24,660	$28,040	$0	$(1,009)
BPS	07/2025	BRL	66	12	0	(1)
07/2025	$12	BRL	66	0	0
08/2025	2	JPY	231	0	0
05/2026	46	KWD	14	0	0
06/2026	33	10	0	0
06/2027	16	5	0	0
05/2029	KWD	70	$240	10	0
07/2029	9	30	1	0
05/2030	51	177	7	0
BRC	07/2025	AUD	438	282	0	(6)
07/2025	$9,348	GBP	6,871	83	0
07/2025	149	JPY	21,427	0	0
07/2025	ZAR	51,826	$2,867	0	(56)
08/2025	GBP	6,871	9,350	0	(83)
CBK	07/2025	BRL	25,640	4,698	0	(21)
07/2025	$4,483	BRL	25,640	237	0
09/2025	PEN	4,201	1,144	0	(39)
02/2026	965	263	0	(8)
GLM	07/2025	BRL	25,622	4,648	0	(68)
07/2025	$4,695	BRL	25,622	21	0
07/2025	ZAR	216	$12	0	0
10/2025	$4,648	BRL	26,208	66	0
JPM	07/2025	AUD	64	$42	0	0
07/2025	ZAR	14,695	822	0	(6)
08/2025	EUR	24,505	28,792	0	(137)
08/2025	$42	AUD	64	0	0
MBC	07/2025	CAD	1,394	$1,015	0	(9)

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		$328	AUD	502		2	0
	07/2025		1,014	CAD	1,394		10	0
	07/2025		177	EUR	155		5	0
	07/2025		3,609	JPY	518,550		0	(8)
	08/2025	CAD	1,392		$1,014		0	(9)
	08/2025		$9	JPY	1,230		0	0
MYI	07/2025	JPY	368,224		$2,526		0	(31)
	07/2025		$1,849	JPY	267,044		6	0
	08/2025		2,526		366,871		31	0
SCX	07/2025	JPY	4,100		$28		0	0
	08/2025		$28	JPY	4,085		0	0
SOG	07/2025	JPY	607,473		$4,208		0	(10)
	08/2025		$4,208	JPY	605,244		10	0
SSB	07/2025	GBP	6,871		$9,303		0	(128)
UAG	07/2025		$1,204	JPY	174,243		6	0
	09/2025		357	MXN	6,922		9	0

Total Forward Foreign Currency Contracts							$504	$(1,629)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110%	07/26/2032	200	$32	$13
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	300	49	94
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	300	39	6
	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	300	40	81

Total Purchased Options							$160	$194

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	200	$(1)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	100	2	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	100	2	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	100	1	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	100	1	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	100	1	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	100	1	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	200	(1)	0

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	100	1	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	100	1	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	200	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	200	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	200	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	200	(1)	0

$(24)	$(23)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	0.026%	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	$(28)	$(14)
Put - OTC 1-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS	07/23/2025	3,200	(28)	0

$(56)	$(14)

Total Written Options	$(80)	$(37)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.750%	$1,000	$(44)	$48	$4	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	CMBX.NA.AAA.14 Index	0.500%	Monthly	12/16/2072	$2,100	$(51)	$52	$1	$0

Total Swap Agreements	$(95)	$100	$5	$0

(m)

Securities with an aggregate market value of $768 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO ESG Income Fund (Cont.)	June 30, 2025 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$300	$300
Corporate Bonds & Notes
Banking & Finance	0	59,747	0	59,747
Industrials	0	21,704	0	21,704
Utilities	0	11,138	0	11,138
U.S. Government Agencies	0	173,064	0	173,064
U.S. Treasury Obligations	0	41,523	0	41,523
Non-Agency Mortgage-Backed Securities	0	39,085	0	39,085
Asset-Backed Securities
Automobile Sequential	0	4,791	0	4,791
CMBS Other	0	398	0	398
Home Equity Other	0	10,207	0	10,207
Whole Loan Collateral	0	2,588	0	2,588
Other ABS	0	17,259	0	17,259
Sovereign Issues	0	16,083	0	16,083
Common Stocks
Financials	0	0	4	4
Preferred Securities
Banking & Finance	0	343	0	343
Industrials	0	614	0	614
Short-Term Instruments
U.S. Treasury Bills	0	715	0	715

Total Investments	$0	$399,259	$304	$399,563

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(16,178)	$0	$(16,178)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	563	0	563
Over the counter	0	703	0	703

	$0	$1,266	$0	$1,266
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(24)	(414)	0	(438)
Over the counter	0	(1,666)	0	(1,666)

	$(24)	$(2,080)	$0	$(2,104)

Total Financial Derivative Instruments	$(24)	$(814)	$0	$(838)

Totals	$(24)	$382,267	$304	$382,547

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Extended Duration Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 243.2% ¤
U.S. GOVERNMENT AGENCIES 17.3%
Fannie Mae
2.349% due 01/25/2031 ~(a)	$2,234	$130
3.000% due 07/25/2043	534	444
5.000% due 08/25/2033	15	16
5.500% due 04/25/2033 - 08/25/2035	22	22
6.000% due 12/25/2034	343	356
Freddie Mac
0.000% due 01/15/2041 (b)(c)	2,319	1,851
2.862% due 07/25/2054 ~	1,000	938
3.000% due 04/15/2053	1,658	1,352
4.000% due 09/15/2054	919	829
4.446% due 11/25/2052 ~	4,450	4,001
6.000% due 06/15/2035	553	579
Ginnie Mae 5.500% due 10/20/2037	225	228
Ginnie Mae, TBA
4.000% due 08/01/2055	11,100	10,320
4.500% due 07/01/2055	2,100	2,011
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	800	704
Tennessee Valley Authority 4.625% due 09/15/2060	1,000	872
U.S. Small Business Administration 5.290% due 12/01/2027	10	10
Uniform Mortgage-Backed Security 4.000% due 08/01/2048	33	31
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2055	2,100	1,953
5.000% due 08/01/2055	5,300	5,191
6.000% due 08/01/2055	33,200	33,708
6.500% due 08/01/2055	1,700	1,753

Total U.S. Government Agencies (Cost $68,324)		67,299

U.S. TREASURY OBLIGATIONS 212.5%
U.S. Treasury Bonds
2.250% due 08/15/2049 (g)	3,400	2,134
2.250% due 02/15/2052 (g)	5,500	3,361
2.750% due 08/15/2047 (g)	1,600	1,141
2.750% due 11/15/2047	1	1
3.000% due 11/15/2044 (k)	80	62
3.000% due 02/15/2048 (g)	1,600	1,189
3.000% due 08/15/2048 (g)	37,300	27,598
3.375% due 11/15/2048 (g)	10,200	8,072
3.625% due 02/15/2053 (g)	1,200	980
4.000% due 11/15/2052 (g)	1,900	1,662
4.250% due 02/15/2054 (g)	9,600	8,760
4.250% due 08/15/2054 (g)	31,900	29,141
4.500% due 11/15/2054 (g)	30,300	28,884
4.625% due 02/15/2055 (g)	59,700	58,133
4.750% due 05/15/2055 (g)	7,700	7,658
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (g)	6,596	5,981
0.625% due 07/15/2032 (g)	11,371	10,611
1.125% due 01/15/2033 (g)	9,132	8,730
1.750% due 01/15/2034 (g)	7,722	7,658
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)	31,800	21,736
0.000% due 08/15/2034 (a)(g)	76,520	51,614
0.000% due 11/15/2034 (a)(i)	34,600	23,032
0.000% due 08/15/2035 (a)(i)	6,870	4,400
0.000% due 05/15/2036 (a)	52,000	32,006
0.000% due 11/15/2036 (a)(g)	76,900	46,073
0.000% due 05/15/2037 (a)	54,350	31,647
0.000% due 08/15/2037 (a)	9,100	5,226
0.000% due 05/15/2041 (a)	160	74
0.000% due 08/15/2041 (c)	14,800	6,926
0.000% due 08/15/2041 (a)	120	55
0.000% due 11/15/2041 (a)	60	27
0.000% due 02/15/2042 (c)(i)	9,500	4,305
0.000% due 05/15/2042 (c)(i)	9,700	4,329
0.000% due 08/15/2042 (a)(k)	690	296
0.000% due 11/15/2042 (a)	120	51

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 05/15/2043 (c)	16,610	7,000
0.000% due 08/15/2043 (c)	75,900	31,551
0.000% due 02/15/2044 (c)	51,400	20,787
0.000% due 05/15/2044 (c)	88,500	35,300
0.000% due 08/15/2044 (c)(i)	1,500	590
0.000% due 11/15/2044 (c)(i)	4,800	1,862
0.000% due 02/15/2045 (c)(i)	5,200	1,994
0.000% due 05/15/2045 (c)(i)	7,750	2,931
0.000% due 08/15/2046 (c)(i)	3,500	1,240
0.000% due 05/15/2048 (c)	77,000	24,910
0.000% due 08/15/2048 (c)(g)	153,800	49,129
0.000% due 11/15/2048 (c)(g)	172,400	54,341
0.000% due 02/15/2049 (c)(g)	120,600	37,594
0.000% due 08/15/2049 (c)	72,300	22,090
0.000% due 11/15/2049 (c)(g)	155,500	46,926
0.000% due 08/15/2050 (c)(g)	161,100	47,173

Total U.S. Treasury Obligations (Cost $1,222,071)		828,971

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.4%
1166 Avenue of the Americas Commercial Mortgage Trust 5.690% due 10/13/2037	3,000	2,702
Bear Stearns ALT-A Trust 4.905% due 09/25/2035 ~	95	55
Benchmark Mortgage Trust 5.660% due 04/15/2057	1,200	1,252
BMO Mortgage Trust 5.187% due 07/15/2058	800	817
Countrywide Home Loan Mortgage Pass-Through Trust 4.860% due 09/25/2047 ~	70	63
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	1,800	1,614
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •	662	659
JP Morgan Mortgage Trust
5.334% due 12/25/2049 •	55	53
6.373% due 07/25/2035 ~	12	12
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	1,266	1,214
RCKT Mortgage Trust 5.553% due 03/25/2055 þ	768	773
Structured Adjustable Rate Mortgage Loan Trust 4.754% due 10/25/2035 •	206	196
WaMu Mortgage Pass-Through Certificates Trust
5.129% due 01/25/2047 •	61	58
5.899% due 10/25/2046 •	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $10,435)		9,470

ASSET-BACKED SECURITIES 5.8%
AUTOMOBILE SEQUENTIAL 0.4%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,400	1,466

CMBS OTHER 0.9%
ACREC Ltd. 5.579% due 10/16/2036 •	681	680
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	1,118	1,120
BDS Ltd. 5.779% due 12/16/2036 •	338	338
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	27	26
LFT CRE Ltd. 5.596% due 06/15/2039 •	737	737
MF1 LLC 6.468% due 06/19/2037 •	472	472

		3,373

HOME EQUITY OTHER 1.5%
ACE Securities Corp. Home Equity Loan Trust 5.229% due 01/25/2035 •	3,428	3,276
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	1,595	1,612
MASTR Asset-Backed Securities Trust 5.259% due 10/25/2034 •	1,032	998

		5,886

OTHER ABS 3.0%
37 Capital CLO Ltd. 5.346% due 04/15/2035 •	1,000	997

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Black Diamond CLO DAC 3.123% due 05/15/2032 •	EUR	1,229	1,448
College Avenue Student Loans LLC 6.205% due 05/25/2055 •		$684	694
Dell Equipment Finance Trust 4.680% due 07/22/2027		1,000	1,004
ECMC Group Student Loan Trust 5.170% due 02/27/2068 •		343	340
Neuberger Berman Loan Advisers CLO Ltd. 5.330% due 07/17/2036 •		1,000	999
OFSI BSL Ltd. 5.539% due 04/20/2034 •		1,000	1,001
OZLM Ltd. 5.469% due 10/20/2031 •		470	471
PK ALIFT Loan Funding LP 5.365% due 11/15/2042		900	904
Saranac CLO Ltd. 5.724% due 08/13/2031 •		580	580
SLAM Ltd. 5.807% due 05/15/2050		500	510
Trysail CLO Ltd. 5.511% due 10/20/2033 •		1,000	1,000
Venture CLO Ltd.
5.521% due 07/20/2030 •		311	312
5.664% due 04/20/2032 •		1,514	1,515

			11,775

Total Asset-Backed Securities (Cost $22,363)			22,500

SOVEREIGN ISSUES 5.0%
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	1,000	766
Japan Government International Bond
2.000% due 12/20/2044	JPY	500,000	3,288
2.300% due 12/20/2054		380,000	2,372
2.400% due 03/20/2045		74,000	517
2.400% due 03/20/2055		47,000	300
Mexican Udibonos
2.750% due 11/27/2031 (e)	MXN	16,322	771
3.000% due 12/03/2026 (e)		2,465	129
4.000% due 11/30/2028 (e)		10,116	528
Mexico Government International Bond 6.338% due 05/04/2053		$700	644
Peru Government International Bond
6.150% due 08/12/2032	PEN	6,400	1,869
6.950% due 08/12/2031		4,161	1,277
Republic of South Africa Government International Bond
8.250% due 03/31/2032	ZAR	7,800	421
8.500% due 01/31/2037		11,300	556
8.875% due 02/28/2035		112,600	5,939
United Kingdom Gilt 4.375% due 07/31/2054	GBP	200	238

Total Sovereign Issues (Cost $19,503)			19,615

		SHARES
SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)		509,313	509

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.307% due 07/31/2025 (c)(d)(k)		$283	282

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $791)		791

Total Investments in Securities (Cost $1,343,487)		948,646

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	9,432	92

Total Short-Term Instruments (Cost $92)		92

Total Investments in Affiliates (Cost $92)		92

Total Investments 243.2% (Cost $1,343,579)		$948,738
Financial Derivative Instruments (h)(j) (0.9)%(Cost or Premiums, net $(898))		(3,413)
Other Assets and Liabilities, net (142.3)%		(555,187)

Net Assets 100.0%		$390,138

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.390%	07/01/2025	07/02/2025	$(59,103)	$(59,103)
4.460	06/30/2025	07/01/2025	(58,290)	(58,298)
4.510	06/30/2025	07/01/2025	(297,573)	(297,610)
BSN	4.440	06/18/2025	07/17/2025	(32,655)	(32,707)
4.450	06/09/2025	07/14/2025	(17,721)	(17,769)
4.450	06/13/2025	07/14/2025	(1,706)	(1,710)
DEU	4.440	06/23/2025	07/07/2025	(7,565)	(7,573)
STR	4.480	07/01/2025	07/02/2025	(34,954)	(34,954)
4.490	06/30/2025	07/01/2025	(34,584)	(34,588)

Total Reverse Repurchase Agreements	$(544,312)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	4.450%	06/03/2025	07/15/2025	$(56,657)	$(56,853)

Total Sale-Buyback Transactions	$(56,853)

(g)	Securities with an aggregate market value of $58,026 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(498,821) at a weighted average interest rate of 4.406%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(98) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	7	$7	$(2)	$0
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	7	7	(3)	(5)

Total Written Options	$(5)	$(5)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	67	$10,272	$4	$4	$(1)
U.S. Treasury 2-Year Note September Futures	09/2025	41	8,529	32	3	0
U.S. Treasury 5-Year Note September Futures	09/2025	319	34,771	418	49	0
U.S. Treasury 10-Year Note September Futures	09/2025	477	53,484	1,088	154	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	296	35,261	1,370	356	0
United Kingdom Long Gilt September Futures	09/2025	12	1,532	26	2	(5)

$2,938	$568	$(6)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Japan Government 10-Year Bond September Futures	09/2025	17	$(16,412)	$(48)	$22	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	3,263	(372,849)	(7,241)	0	(1,555)
U.S. Treasury Long-Term Bond September Futures	09/2025	1,665	(192,255)	(7,449)	0	(1,483)

$(14,738)	$22	$(3,038)

Total Futures Contracts	$(11,800)	$590	$(3,044)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	11,800	$(263)	$116	$(147)	$0	$(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/31/2028	$3,340	14	(44)	(30)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	13,400	21	(197)	(176)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	10,200	(90)	(62)	(152)	0	(22)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	40,779	(41)	(582)	(623)	0	(106)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	850	(3)	(11)	(14)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	700	(2)	(10)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	800	(2)	(12)	(14)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051	9,100	(386)	3,825	3,439	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	9,100	(155)	3,735	3,580	0	(51)
Pay(2)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	14,000	(133)	280	147	0	(20)
Pay(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	EUR	9,180	(391)	40	(351)	0	(18)
Receive(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	7,910	630	339	969	30	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	8,000	0	1	1	1	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030	11,100	0	2	2	2	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	8,400	0	(2)	(2)	2	0
Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032	1,100	0	0	0	0	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035	900	0	0	0	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	1,000	2	(8)	(6)	0	(2)

Total Swap Agreements	$(799)	$7,410	$6,611	$35	$(298)

(i)	Securities with an aggregate market value of $15,035 and cash of $4,002 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Unsettled variation margin asset of $9 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	2,762		$383	$0	$(3)
	07/2025	EUR	187		219	0	(1)
	07/2025	NZD	234		141	0	(2)
	07/2025		$1,618	AUD	2,490	21	0
	08/2025	AUD	2,490		$1,618	0	(21)
	08/2025	CNH	5,101		711	0	(5)
	08/2025		$219	EUR	187	1	0
	08/2025		141	NZD	234	2	0
BOA	07/2025	KRW	2,031,784		$1,490	0	(12)
	07/2025		$2,832	EUR	2,491	102	0
	07/2025		203	IDR	3,314,013	1	0
	07/2025		71	SGD	91	1	0
	08/2025	SGD	91		$71	0	(1)
	08/2025	TWD	73		2	0	0
BPS	07/2025	BRL	1,057		194	0	(1)
	07/2025	THB	230		7	0	0
	07/2025	TRY	10,133		250	0	(3)
	07/2025	TWD	14,753		454	0	(54)
	07/2025		$190	BRL	1,057	5	0
	07/2025		406	IDR	6,632,067	3	0
	07/2025		30	THB	983	0	0
	07/2025		101	TWD	2,996	2	0
	08/2025	CNH	2,071		$290	0	(1)
	08/2025	JPY	619		4	0	0
	08/2025	TWD	15,118		464	0	(62)
	08/2025		$269	INR	23,398	3	0
	08/2025		124	TWD	4,063	17	0
BRC	07/2025	GBP	755		$1,027	0	(9)
	07/2025	ILS	1,446		415	0	(14)
	07/2025	KRW	29,174		21	0	0
	07/2025	NOK	129		13	0	0
	07/2025	TRY	10,203		253	0	(2)
	07/2025		$206	ILS	696	1	0
	07/2025		136	PLN	510	5	0
	07/2025		2,785	TRY	114,359	31	0
	07/2025	ZAR	44,113		$2,440	0	(47)
	08/2025		$1,027	GBP	755	9	0
BSH	08/2025		3,410	PEN	12,070	0	(5)
	09/2025		53		193	1	0
	12/2025	PEN	12,112		$3,410	6	0
CBK	07/2025	KRW	1,474,419		1,075	0	(16)
	07/2025	THB	12,013		361	0	(9)
	07/2025	TWD	23,837		733	0	(88)
	07/2025		$185	IDR	3,009,343	1	0
	07/2025		132	TWD	3,901	3	0
	08/2025	CNH	879		$122	0	(1)
	08/2025	NOK	127		13	0	0
	08/2025	PEN	12,062		3,232	0	(171)
	08/2025	TWD	33,013		1,013	0	(135)
	08/2025		$2,016	INR	173,735	8	(1)
	08/2025		81	PEN	291	1	0
DUB	07/2025	EUR	2,491		$2,890	0	(45)
	07/2025	ILS	702		203	0	(6)
	07/2025	KRW	27,272		20	0	0
	07/2025	SGD	9		7	0	0
	07/2025		$22	IDR	362,149	0	0
	07/2025		91	TWD	2,712	2	0
	08/2025		2,890	EUR	2,486	44	0
	08/2025		934	INR	80,621	4	0
	09/2025		1	MXN	15	0	0
FAR	07/2025	AUD	2,490		$1,607	0	(32)
	07/2025	BRL	21,523		3,915	0	(46)
	07/2025	CHF	1,435		1,743	0	(66)
	07/2025	CNH	1,405		195	0	(1)
	07/2025	JPY	220,116		1,534	6	0
	07/2025	SGD	14		11	0	0
	07/2025		$3,765	BRL	21,523	197	0
	07/2025		1,791	CHF	1,433	16	0
	07/2025		864	JPY	125,706	9	0
	07/2025		493	PLN	1,817	11	0
	07/2025		57	SGD	73	0	0
	08/2025	CHF	1,428		$1,791	0	(16)
	08/2025	CNH	2,186		305	0	(1)
	08/2025	JPY	125,244		864	0	(9)
	08/2025	SGD	73		57	0	0
	08/2025		$446	INR	38,613	3	0
	09/2025	MXN	12,994		$667	0	(20)
	09/2025		$2,371	BRL	13,299	39	0
	09/2025		0	PEN	1	0	0
GLM	07/2025	TWD	3,533		$109	0	(13)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	$44	IDR	712,450	0	0
07/2025	22	SGD	28	0	0
07/2025	ZAR	184	$10	0	0
08/2025	SGD	28	22	0	0
JPM	07/2025	BRL	9,516	1,669	0	(83)
07/2025	CNH	2,662	369	0	(4)
07/2025	KRW	113,574	83	0	(1)
07/2025	SGD	632	492	0	(5)
07/2025	TWD	14,917	459	0	(55)
07/2025	$1,744	BRL	9,516	8	0
07/2025	140	NZD	234	3	0
07/2025	2,345	PLN	8,755	83	0
07/2025	47	SGD	60	0	0
07/2025	ZAR	12,508	$700	0	(6)
08/2025	CNH	4,736	659	0	(5)
08/2025	SGD	60	47	0	0
08/2025	TWD	17,544	538	0	(72)
08/2025	$301	INR	26,096	3	0
MBC	07/2025	CAD	5,285	$3,848	0	(33)
07/2025	CNH	1,276	177	0	(1)
07/2025	JPY	10,054	70	0	0
07/2025	SGD	1,517	1,183	0	(11)
07/2025	THB	6,030	182	0	(4)
07/2025	TWD	8,863	272	0	(33)
07/2025	$3,846	CAD	5,287	36	0
07/2025	219	EUR	187	1	0
07/2025	49	IDR	802,433	0	0
07/2025	1,046	PLN	3,916	41	0
07/2025	1,231	SGD	1,592	21	0
07/2025	7	TWD	218	0	0
08/2025	CAD	5,278	$3,846	0	(36)
08/2025	CNH	4,180	582	0	(4)
08/2025	JPY	3,294	23	0	0
08/2025	SGD	1,588	1,231	0	(21)
08/2025	TWD	14,747	456	0	(57)
MYI	07/2025	JPY	4,972	34	0	0
07/2025	$674	JPY	97,771	5	0
07/2025	121	NOK	1,218	0	0
07/2025	3	PLN	9	0	0
08/2025	CNH	2,228	$311	0	(1)
08/2025	JPY	97,411	674	0	(4)
08/2025	NOK	1,218	121	0	0
NGF	07/2025	$523	IDR	8,527,247	3	0
SCX	07/2025	ILS	11	$3	0	0
07/2025	TWD	888	30	0	0
07/2025	$203	IDR	3,313,421	1	0
07/2025	76	JPY	10,984	0	0
07/2025	246	SGD	317	4	0
07/2025	272	TWD	8,084	6	0
08/2025	CNH	3,838	$537	0	(1)
08/2025	JPY	10,944	76	0	0
08/2025	SGD	316	246	0	(4)
08/2025	TWD	4,950	152	0	(20)
08/2025	$315	INR	27,051	0	0
SSB	07/2025	1,022	GBP	755	14	0
UAG	07/2025	ILS	106	$30	0	(2)
07/2025	JPY	3,244	22	0	0
07/2025	KRW	29,114	21	0	0
07/2025	NOK	1,216	120	0	(1)
07/2025	THB	958	29	0	(1)
07/2025	$21	KRW	29,128	0	0
08/2025	757	CNH	5,430	5	0

Total Forward Foreign Currency Contracts	$789	$(1,384)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	1,800	$(6)	$(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	1,800	(6)	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	3,000	(10)	(31)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	3,000	(10)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	3,400	(10)	(24)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	3,400	(10)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	500	(1)	(5)

Schedule of Investments PIMCO Extended Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	500	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	1,600	(6)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	1,600	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	1,900	(7)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	1,900	(7)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	1,100	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	1,100	(4)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	1,100	(3)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	1,100	(3)	0

Total Written Options	$(94)	$(105)

(k)

Securities with an aggregate market value of $635 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
U.S. Government Agencies	$0	$67,299	$0	$67,299
U.S. Treasury Obligations	0	828,971	0	828,971
Non-Agency Mortgage-Backed Securities	0	9,470	0	9,470
Asset-Backed Securities
Automobile Sequential	0	1,466	0	1,466
CMBS Other	0	3,373	0	3,373
Home Equity Other	0	5,886	0	5,886
Other ABS	0	11,775	0	11,775
Sovereign Issues	0	19,615	0	19,615
Short-Term Instruments
Mutual Funds	0	509	0	509
U.S. Treasury Bills	0	282	0	282

$0	$948,646	$0	$948,646
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$92	$0	$0	$92

Total Investments	$92	$948,646	$0	$948,738

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	28	597	0	625
Over the counter	0	789	0	789

$28	$1,386	$0	$1,414
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6)	(3,341)	0	(3,347)
Over the counter	0	(1,489)	0	(1,489)

$(6)	$(4830)	$0	$(4,836)

Total Financial Derivative Instruments	$22	$(3,444)	$0	$(3,422)

Totals	$114	$945,202	$0	$945,316

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 134.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$38	$25
4.125% due 07/09/2035 þ		29	19

Total Argentina (Cost $38)			44

AUSTRALIA 2.3%
CORPORATE BONDS & NOTES 0.8%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$1,200	1,245

SOVEREIGN ISSUES 1.5%
New South Wales Treasury Corp.
1.750% due 03/20/2034	AUD	900	468
2.000% due 03/08/2033		400	221
4.750% due 09/20/2035		500	327
Queensland Treasury Corp.
1.500% due 08/20/2032		500	271
1.750% due 07/20/2034		300	153
2.000% due 08/22/2033		800	434
Treasury Corp. of Victoria 2.000% due 09/17/2035		600	302

			2,176

Total Australia (Cost $3,233)			3,421

CANADA 3.6%
CORPORATE BONDS & NOTES 1.7%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$133	125
Bank of Nova Scotia 0.010% due 09/14/2029	EUR	300	318
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$900	930
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	300	352
Royal Bank of Canada 4.851% due 12/14/2026		$800	809

			2,534

SOVEREIGN ISSUES 1.9%
Canada Government Bond 3.000% due 12/01/2036 (e)	CAD	635	544
Export Development Canada 7.130% due 03/11/2029	INR	22,900	272
Province of British Columbia 4.150% due 06/18/2034	CAD	250	190
Province of Ontario 3.650% due 06/02/2033		500	369
Province of Quebec
3.600% due 09/01/2033		1,300	954
4.450% due 09/01/2034		700	541

			2,870

Total Canada (Cost $5,327)			5,404

CAYMAN ISLANDS 4.1%
ASSET-BACKED SECURITIES 3.7%
37 Capital CLO Ltd. 5.346% due 04/15/2035 •		$600	598
Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •		500	500
5.608% due 01/15/2031 •		64	64

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

BDS Ltd. 5.779% due 12/16/2036 •		434	435
BlueMountain CLO Ltd. 5.472% due 10/25/2030 •		453	453
CIFC Funding Ltd. 5.487% due 10/24/2030 •		246	246
GPMT Ltd. 5.784% due 12/15/2036 •		531	519
LCM Ltd. 5.611% due 04/20/2031 •		430	431
Madison Park Funding Ltd. 5.522% due 10/22/2034 •		700	701
Starwood Commercial Mortgage Trust 5.629% due 04/18/2038 •		368	367
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •		707	708
Wellfleet CLO Ltd. 0.000% due 04/20/2034 •(b)		500	500
Wind River CLO Ltd. 5.581% due 07/18/2031 •		29	29

			5,551

CORPORATE BONDS & NOTES 0.4%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		221	210
Sands China Ltd. 5.400% due 08/08/2028		300	303

			513

Total Cayman Islands (Cost $6,082)			6,064

CHILE 0.7%
SOVEREIGN ISSUES 0.7%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	645,000	670
Chile Government International Bond 4.850% due 01/22/2029		$300	305

Total Chile (Cost $1,263)			975

CHINA 0.3%
SOVEREIGN ISSUES 0.3%
China Government International Bond 1.920% due 01/15/2055	CNY	2,800	391

Total China (Cost $389)			391

COLOMBIA 0.4%
CORPORATE BONDS & NOTES 0.2%
Ecopetrol SA 8.375% due 01/19/2036		$250	241

SOVEREIGN ISSUES 0.2%
Colombia Government International Bond 7.500% due 02/02/2034		350	349

Total Colombia (Cost $597)			590

CZECH REPUBLIC 0.2%
SOVEREIGN ISSUES 0.2%
Czech Republic Government International Bond
0.950% due 05/15/2030	CZK	5,600	234
2.500% due 08/25/2028		900	41

Total Czech Republic (Cost $259)			275

DENMARK 0.6%
CORPORATE BONDS & NOTES 0.6%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	47	6
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,173	279
Nykredit Realkredit AS
1.500% due 10/01/2052		632	81
Realkredit Danmark AS
1.500% due 10/01/2053		4,523	581

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Denmark (Cost $1,122)			947

DOMINICAN REPUBLIC 0.3%
SOVEREIGN ISSUES 0.3%
Dominican Republic International Bond 6.600% due 06/01/2036		$500	504

Total Dominican Republic (Cost $496)			504

ECUADOR 0.2%
SOVEREIGN ISSUES 0.2%
Ecuador Government International Bond 6.900% due 07/31/2030		$395	344

Total Ecuador (Cost $272)			344

FRANCE 6.4%
CORPORATE BONDS & NOTES 0.8%
BPCE SA 5.716% due 01/18/2030 •		$375	386
Credit Agricole SA 5.862% due 01/09/2036 •		700	726

			1,112

SOVEREIGN ISSUES 5.6%
France Government International Bond
0.100% due 07/25/2031 (e)	EUR	610	686
0.500% due 05/25/2072		100	32
0.750% due 02/25/2028		1,800	2,046
2.750% due 10/25/2027		700	837
2.750% due 02/25/2030		3,810	4,535
3.000% due 06/25/2049		200	204

			8,340

Total France (Cost $8,613)			9,452

HUNGARY 1.7%
SOVEREIGN ISSUES 1.7%
Hungary Government International Bond
5.375% due 09/12/2033	EUR	900	1,143
5.500% due 03/26/2036		$200	193
6.000% due 09/26/2035		400	403
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		700	717

Total Hungary (Cost $2,210)			2,456

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032		$300	301

Total India (Cost $300)			301

INDONESIA 0.4%
SOVEREIGN ISSUES 0.4%
Indonesia Government International Bond 8.375% due 03/15/2034	IDR	9,105,000	625

Total Indonesia (Cost $634)			625

IRELAND 3.4%
ASSET-BACKED SECURITIES 2.6%
Accunia European CLO DAC 3.229% due 07/15/2030 •	EUR	73	87
Arcano Euro CLO DAC 0.000% due 07/25/2039 •(b)		500	589
Blackrock European CLO DAC 3.116% due 07/19/2035 •		500	586
Cairn CLO DAC 3.059% due 10/15/2031 •		291	343

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

CVC Cordatus Loan Fund DAC 2.929% due 10/15/2031 •		255	301
Dryden Euro CLO DAC 2.939% due 04/15/2033 •		189	222
Hayfin Emerald CLO DAC 3.898% due 01/25/2037 •		500	590
Jubilee CLO DAC 2.929% due 04/15/2031 •		292	342
Man GLG Euro CLO DAC 2.665% due 12/15/2031 •		174	204
Palmer Square European Loan Funding DAC 3.113% due 05/15/2033 •		545	643

			3,907

CORPORATE BONDS & NOTES 0.4%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$300	292
3.000% due 10/29/2028		300	286

			578

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	500	593

Total Ireland (Cost $4,924)			5,078

ISRAEL 0.6%
SOVEREIGN ISSUES 0.6%
Israel Government International Bond
5.500% due 03/12/2034		$200	203
5.625% due 02/19/2035		700	713

Total Israel (Cost $885)			916

ITALY 1.3%
CORPORATE BONDS & NOTES 1.0%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	600	696
Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	225
UniCredit SpA 2.569% due 09/22/2026 •		500	497

			1,418

SOVEREIGN ISSUES 0.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		400	404

Total Italy (Cost $1,812)			1,822

IVORY COAST 0.2%
SOVEREIGN ISSUES 0.2%
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	300	335

Total Ivory Coast (Cost $290)			335

JAPAN 7.6%
CORPORATE BONDS & NOTES 0.7%
Mitsubishi UFJ Financial Group, Inc. 5.159% due 04/24/2031 •		$800	819
Olympus Corp. 2.143% due 12/08/2026		200	194

			1,013

SOVEREIGN ISSUES 6.9%
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	257,231	1,850
0.100% due 03/10/2029 (e)		401,587	2,900
0.400% due 06/20/2029		60,000	408
0.400% due 06/20/2040		182,900	1,006
0.700% due 12/20/2048		5,000	24
0.700% due 06/20/2051		168,000	734
1.500% due 09/20/2043		53,500	329
2.200% due 06/20/2054		6,000	37

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

2.200% due 03/20/2064		120,000	670
2.300% due 12/20/2054		79,000	493
2.400% due 03/20/2045		112,000	783
2.400% due 03/20/2055		158,000	1,008

			10,242

Total Japan (Cost $12,333)			11,255

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
KazMunayGas National Co. JSC
3.500% due 04/14/2033		$350	304
5.750% due 04/19/2047		200	175
6.375% due 10/24/2048		200	185

Total Kazakhstan (Cost $609)			664

LUXEMBOURG 1.3%
		SHARES
COMMON STOCKS 0.7%
Drillco Holding Lux SA «(g)		35,766	733
Foresea Holdings SA «		14,931	306

			1,039

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.6%
Chile Electricity Lux MPC SARL 6.010% due 01/20/2033		$326	338
FORESEA Holding SA 7.500% due 06/15/2030		632	601

			939

Total Luxembourg (Cost $1,469)			1,978

MALAYSIA 1.0%
CORPORATE BONDS & NOTES 0.2%
Petronas Capital Ltd.
2.480% due 01/28/2032		$200	174
4.550% due 04/21/2050		200	170

			344

SOVEREIGN ISSUES 0.8%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	1,400	321
3.519% due 04/20/2028		3,431	823

			1,144

Total Malaysia (Cost $1,433)			1,488

MEXICO 0.5%
SOVEREIGN ISSUES 0.5%
Mexico Government International Bond
5.750% due 10/12/2110		$200	158
5.850% due 07/02/2032 (b)		300	304
6.625% due 01/29/2038 (b)		300	305

Total Mexico (Cost $809)			767

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$300	301

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Multinational (Cost $310)			301

NETHERLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$400	408
Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		450	464
5.710% due 01/21/2033 •		400	417
ING Groep NV 5.525% due 03/25/2036 •		200	204
Prosus NV 1.207% due 01/19/2026	EUR	200	234

			1,727

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL Prime BV 3.063% due 04/17/2041 •		35	41

Total Netherlands (Cost $1,721)			1,768

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	400	212

Total New Zealand (Cost $275)			212

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	400	257

Total Norway (Cost $291)			257

PERU 2.4%
CORPORATE BONDS & NOTES 0.6%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,900	870

SOVEREIGN ISSUES 1.8%
Peru Government International Bond
5.375% due 02/08/2035		$400	400
5.875% due 08/08/2054		350	339
6.900% due 08/12/2037	PEN	2,600	748
7.300% due 08/12/2033		4,000	1,232

			2,719

Total Peru (Cost $3,367)			3,589

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond 6.250% due 01/14/2036	PHP	20,000	347

Total Philippines (Cost $484)			347

POLAND 1.0%
SOVEREIGN ISSUES 1.0%
Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	200	247
4.250% due 02/14/2043		400	473
4.875% due 02/12/2030		$200	204
4.875% due 10/04/2033		300	299
5.375% due 02/12/2035		200	204
5.500% due 04/04/2053		100	93

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Poland (Cost $1,435)			1,520

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	175

Total Qatar (Cost $199)			175

ROMANIA 1.6%
SOVEREIGN ISSUES 1.6%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	203
2.000% due 04/14/2033		450	407
2.625% due 12/02/2040		100	73
2.750% due 04/14/2041		100	74
5.125% due 09/24/2031		500	582
5.250% due 03/10/2030		600	723
5.625% due 02/22/2036		100	112
6.250% due 09/10/2034		100	119
6.375% due 09/18/2033		100	121

Total Romania (Cost $2,401)			2,414

SAUDI ARABIA 2.9%
CORPORATE BONDS & NOTES 0.4%
Saudi Arabian Oil Co.
3.500% due 04/16/2029		$450	435
6.375% due 06/02/2055		200	200

			635

SOVEREIGN ISSUES 2.5%
Saudi Government International Bond
3.250% due 10/22/2030		200	188
3.375% due 03/05/2032	EUR	300	352
3.750% due 03/05/2037 (h)		300	344
5.000% due 01/16/2034		$2,400	2,407
5.375% due 01/13/2031		400	415

			3,706

Total Saudi Arabia (Cost $4,249)			4,341

SERBIA 1.4%
SOVEREIGN ISSUES 1.4%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	484
3.125% due 05/15/2027		1,400	1,643

Total Serbia (Cost $1,955)			2,127

SINGAPORE 1.2%
SOVEREIGN ISSUES 1.2%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	173	137
2.750% due 03/01/2035		800	658
3.250% due 06/01/2054		995	932

Total Singapore (Cost $1,460)			1,727

SOUTH AFRICA 2.2%
SOVEREIGN ISSUES 2.2%
Republic of South Africa Government International Bond
5.375% due 07/24/2044		$200	153
8.000% due 01/31/2030	ZAR	33,400	1,855
8.875% due 02/28/2035		24,100	1,271

Total South Africa (Cost $3,286)			3,279

SOUTH KOREA 1.0%
SOVEREIGN ISSUES 1.0%
Korea Government International Bond
1.375% due 06/10/2030	KRW	355,110	248

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

2.625% due 06/10/2028		1,708,930	1,271

Total South Korea (Cost $1,467)			1,519

SPAIN 3.3%
CORPORATE BONDS & NOTES 0.1%
CaixaBank SA 6.684% due 09/13/2027 •		$200	205

SOVEREIGN ISSUES 3.2%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	242
Spain Government International Bond
0.000% due 01/31/2028 (d)		950	1,061
3.200% due 10/31/2035		100	118
3.550% due 10/31/2033		2,700	3,311

			4,732

Total Spain (Cost $4,451)			4,937

SUPRANATIONAL 0.7%
CORPORATE BONDS & NOTES 0.7%
Asian Development Bank 6.150% due 02/25/2030	INR	86,850	1,000

Total Supranational (Cost $1,158)			1,000

SWITZERLAND 0.5%
CORPORATE BONDS & NOTES 0.5%
UBS Group AG
3.869% due 01/12/2029 •		$500	492
6.537% due 08/12/2033 •		250	272

Total Switzerland (Cost $773)			764

THAILAND 0.4%
SOVEREIGN ISSUES 0.4%
Thailand Government International Bond
2.410% due 03/17/2035	THB	6,300	208
2.500% due 11/17/2029		13,900	447

Total Thailand (Cost $601)			655

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.2%
Abu Dhabi Developmental Holding Co. PJSC 4.500% due 05/06/2030		$300	300

Total United Arab Emirates (Cost $298)			300

UNITED KINGDOM 3.9%
CORPORATE BONDS & NOTES 2.2%
Antofagasta PLC 2.375% due 10/14/2030		$400	354
HSBC Holdings PLC 5.887% due 08/14/2027 •		300	304
NatWest Group PLC 5.778% due 03/01/2035 •		550	571
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		400	285
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		700	731
Standard Chartered PLC
6.187% due 07/06/2027 •		700	711
6.296% due 07/06/2034 •		300	320

			3,276

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alba PLC 4.547% due 11/25/2042 •	GBP	138	189
Braccan Mortgage Funding PLC 0.000% due 05/17/2067 •		500	689

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Newgate Funding PLC 2.575% due 12/15/2050 •	EUR	157	182

			1,060

SOVEREIGN ISSUES 1.0%
United Kingdom Gilt
4.375% due 07/31/2054	GBP	800	952
5.375% due 01/31/2056		200	279
United Kingdom Inflation-Linked Gilt 0.625% due 11/22/2042 (e)		265	291

			1,522

Total United Kingdom (Cost $5,834)			5,858

UNITED STATES 69.5%
ASSET-BACKED SECURITIES 2.6%
ABFC Trust 4.754% due 01/25/2037 •		$367	202
ACE Securities Corp. Home Equity Loan Trust 5.334% due 12/25/2034 •		90	81
Argent Securities Trust
4.734% due 07/25/2036 •		619	167
4.914% due 07/25/2036 •		774	208
Bear Stearns Asset-Backed Securities Trust 5.234% due 09/25/2046 •		52	50
Countrywide Asset-Backed Certificates Trust
4.419% due 07/25/2036 ~		8	8
4.874% due 09/25/2037 •		38	40
5.154% due 07/25/2034 •		19	20
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •		6	6
Credit-Based Asset Servicing & Securitization LLC 4.654% due 07/25/2037 •		155	102
First Franklin Mortgage Loan Trust 5.709% due 07/25/2034 •		33	32
FORT CRE Issuer LLC 6.152% due 02/23/2039 •		9	9
GSAA Home Equity Trust 5.334% due 08/25/2037 •		11	11
GSAMP Trust
4.524% due 01/25/2037 •		126	76
4.974% due 04/25/2036 •		539	365
HSI Asset Securitization Corp. Trust 4.874% due 12/25/2036 •		478	114
JP Morgan Mortgage Acquisition Trust 4.594% due 08/25/2036 •		3	1
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		10	10
MASTR Asset-Backed Securities Trust 4.914% due 03/25/2036 •		445	265
Merrill Lynch Mortgage Investors Trust
4.654% due 08/25/2037 •		421	206
4.954% due 04/25/2037 •		540	256
Morgan Stanley ABS Capital, Inc. Trust
4.524% due 01/25/2037 •		444	205
4.574% due 10/25/2036 •		499	218
4.574% due 11/25/2036 •		173	82
4.654% due 11/25/2036 •		173	82
4.664% due 10/25/2036 •		653	338
Renaissance Home Equity Loan Trust 5.797% due 08/25/2036		478	170
SMB Private Education Loan Trust 5.754% due 02/16/2055 •		373	376
Specialty Underwriting & Residential Finance Trust 3.943% due 02/25/2037		452	147

			3,847

CORPORATE BONDS & NOTES 7.1%
Bank of America Corp. 5.511% due 01/24/2036 •		500	514
Boeing Co. 6.388% due 05/01/2031		300	323
Bristol-Myers Squibb Co. 5.100% due 02/22/2031		300	311
Citibank NA 4.838% due 08/06/2029		100	102
Citigroup, Inc.
4.412% due 03/31/2031 •		1,400	1,386
5.449% due 06/11/2035 •		550	562
Credit Suisse AG AT1 Claim		400	48
CVS Pass-Through Trust 7.507% due 01/10/2032		836	876

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		100	89
Ford Motor Credit Co. LLC 3.375% due 11/13/2025		400	397
GA Global Funding Trust 2.250% due 01/06/2027		200	193
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		200	198
5.218% due 04/23/2031 •		400	410
5.536% due 01/28/2036 •		800	821
6.484% due 10/24/2029 •		100	106
JPMorgan Chase & Co.
5.336% due 01/23/2035 •		800	819
6.087% due 10/23/2029 •		100	105
Morgan Stanley 3.955% due 03/21/2035 •	EUR	900	1,085
Organon & Co. 2.875% due 04/30/2028		300	345
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	95
4.550% due 07/01/2030		100	98
PacifiCorp 5.450% due 02/15/2034		300	304
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	300	365
5.125% due 02/13/2031		$300	309
Wells Fargo & Co.
5.211% due 12/03/2035 •		300	301
5.389% due 04/24/2034 •		450	461

			10,623

MUNICIPAL BONDS & NOTES 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		177	181

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Adjustable Rate Mortgage Trust 5.963% due 01/25/2035 ~		6	5
Banc of America Funding Trust
4.852% due 04/20/2047 •		42	35
4.854% due 04/25/2037 •		42	35
5.490% due 05/25/2035 ~		33	31
6.000% due 07/25/2037		136	115
Banc of America Mortgage Trust 6.000% due 10/25/2036		38	33
BCAP LLC Trust 4.854% due 05/25/2047 •		147	140
Bear Stearns Adjustable Rate Mortgage Trust
4.923% due 04/25/2034 ~		51	49
5.785% due 02/25/2034 ~		3	3
6.530% due 02/25/2036 •		12	11
Bear Stearns ALT-A Trust
4.909% due 09/25/2035 ~		187	64
5.467% due 05/25/2035 ~		35	34
BX Commercial Mortgage Trust 5.156% due 10/15/2036 •		268	268
Chase Mortgage Finance Trust
4.939% due 07/25/2037 ~		19	16
5.078% due 03/25/2037 ~		102	99
Citigroup Mortgage Loan Trust 4.832% due 04/25/2037 ~		86	77
Citigroup Mortgage Loan Trust, Inc. 4.485% due 05/25/2035 ~		14	14
Countrywide Alternative Loan Trust
3.179% due 06/25/2037 ~		89	72
4.852% due 07/20/2046 •		54	45
5.500% due 10/25/2035		12	8
5.500% due 02/25/2036		30	17
6.000% due 01/25/2037		215	178
6.000% due 02/25/2037		491	176
6.000% due 05/25/2037		424	181
6.250% due 12/25/2036 •		377	155
6.500% due 08/25/2037		307	130
8.000% due 10/25/2036		20	14
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		103	45
6.250% due 09/25/2036		191	67
Countrywide Home Loan Reperforming REMIC Trust 4.774% due 06/25/2035 •		57	55
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.500% due 07/25/2056 ~		141	115
Cross Mortgage Trust 5.509% due 07/25/2070 ~		700	701

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Deutsche Alt-B Securities Mortgage Loan Trust 6.445% due 02/25/2036	147	135
GreenPoint Mortgage Pass-Through Certificates 7.182% due 10/25/2033 ~	3	3
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 ~	152	124
GSR Mortgage Loan Trust 5.295% due 05/25/2037 ~	10	5
HarborView Mortgage Loan Trust 7.223% due 02/25/2036 ~	23	6
Impac Secured Assets Trust 5.933% due 07/25/2035 ~	37	34
IndyMac INDX Mortgage Loan Trust
4.057% due 06/25/2036 ~	121	106
4.588% due 12/25/2034 ~	2	2
4.914% due 07/25/2035 •	4	4
JP Morgan Alternative Loan Trust
4.794% due 12/25/2036 ~	11	11
4.826% due 05/25/2037 ~	146	130
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	615	502
5.461% due 10/25/2035 ~	135	103
5.875% due 02/25/2035 ~	1	1
Lehman Mortgage Trust 6.000% due 09/25/2037	56	55
Merrill Lynch Mortgage Investors Trust
4.448% due 03/25/2036 ~	60	30
4.854% due 02/25/2036 •	11	10
Morgan Stanley Mortgage Loan Trust
4.047% due 05/25/2036 ~	123	67
4.882% due 09/25/2035 ~	102	30
5.334% due 02/25/2036 •	11	10
PMT Loan Trust 2.500% due 07/25/2051 ~	687	563
Prime Mortgage Trust 4.934% due 02/25/2035 •	22	22
Residential Accredit Loans, Inc. Trust
4.634% due 05/25/2037 •	231	208
4.774% due 12/25/2036 •	124	111
4.814% due 07/25/2036 •	166	151
4.834% due 11/25/2036 •	122	87
5.000% due 09/25/2036	35	26
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037	11	9
Structured Adjustable Rate Mortgage Loan Trust
4.077% due 04/25/2036 ~	95	50
4.754% due 10/25/2035 •	50	47
Structured Asset Mortgage Investments Trust
4.834% due 05/25/2036 •	186	152
4.854% due 05/25/2036 •	16	11
Structured Asset Securities Corp. 4.714% due 01/25/2036 •	123	102
Structured Asset Securities Corp. Mortgage Loan Trust 4.724% due 10/25/2036 •	263	220
SunTrust Adjustable Rate Mortgage Loan Trust 6.615% due 02/25/2037 ~	45	42
Thornburg Mortgage Securities Trust 5.174% due 09/25/2034 •	11	11
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	326	296
2.710% due 01/25/2060 ~	247	237
WaMu Mortgage Pass-Through Certificates Trust
4.017% due 10/25/2036 ~	218	193
4.142% due 12/25/2036 ~	148	131
4.994% due 11/25/2045 •	45	42
5.214% due 10/25/2044 •	36	35
5.799% due 08/25/2042 •	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust
4.754% due 02/25/2037 •	267	206
5.500% due 11/25/2035	53	49
6.500% due 08/25/2035	39	36

		7,395

U.S. GOVERNMENT AGENCIES 48.4%
Fannie Mae
3.000% due 03/01/2060	242	209
3.500% due 01/01/2059	564	504
4.820% due 06/25/2036 •	14	14
5.150% due 01/25/2051 •	382	382
5.465% due 03/25/2055 •	667	667
Freddie Mac
2.053% due 01/15/2038 ~(a)	192	10
4.814% due 01/15/2038 •	192	189
5.245% due 11/25/2054 •	944	942
5.705% due 03/25/2055 •	1,198	1,203

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052		1,607	1,424
3.500% due 10/20/2052 - 10/20/2054		2,452	2,236
4.602% due 01/20/2068 •		438	436
Ginnie Mae, TBA
2.500% due 08/01/2055		3,100	2,634
3.000% due 08/01/2055		3,800	3,361
3.500% due 07/01/2055		1,910	1,737
6.500% due 08/01/2055		3,600	3,689
Uniform Mortgage-Backed Security
3.000% due 02/01/2027 - 09/01/2042		19	17
4.000% due 01/01/2037 - 06/01/2050		257	243
4.500% due 11/01/2025 - 08/01/2041		86	86
5.000% due 08/01/2033 - 10/01/2041		54	54
5.500% due 07/01/2035 - 02/01/2041		54	56
6.000% due 06/01/2026 - 06/01/2054		1,554	1,585
6.500% due 12/01/2053 - 02/01/2054		1,240	1,282
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		2,300	1,990
3.500% due 07/01/2040 - 08/01/2055		868	784
4.000% due 07/01/2055		865	805
4.500% due 08/01/2055		300	287
5.000% due 08/01/2055		13,900	13,615
5.500% due 08/01/2055		500	500
6.000% due 08/01/2055		9,500	9,645
6.500% due 08/01/2055		21,000	21,653

			72,239

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bonds
3.000% due 02/15/2048 (l)		800	595
3.375% due 11/15/2048 (l)		980	775
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2030 (j)		626	588
0.125% due 07/15/2031		3,351	3,085
0.125% due 01/15/2032		579	525
0.625% due 07/15/2032		221	206
2.500% due 01/15/2029		3,362	3,498
3.875% due 04/15/2029		156	170

			9,442

Total United States (Cost $106,056)			103,727

SHORT-TERM INSTRUMENTS 2.7%
COMMERCIAL PAPER 1.0%
Air Lease Corp. 4.820% due 07/02/2025 (b)		$250	250
Alimentation Couche-Tard, Inc. 4.610% due 07/10/2025		250	250
Amrize Finance U.S. LLC 4.670% due 07/16/2025		250	250
Global Payments, Inc. 5.000% due 07/01/2025		250	250
HCA, Inc. 4.950% due 08/14/2025		250	248
NextEra Energy Capital Holdings, Inc. 4.610% due 08/25/2025 (b)		250	248

			1,496

		SHARES
MUTUAL FUNDS 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class (f)		1,050,884	1,051

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.5%
31.275% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	1,436,080	763

U.S. TREASURY BILLS 0.5%
4.321% due 08/19/2025 - 10/21/2025 (c)(d)(l)		$768	760

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $4,032)		4,070

Total Investments in Securities (Cost $201,502)		200,983

	SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short-Term Floating NAV Portfolio III	587,619	5,722

Total Short-Term Instruments (Cost $5,721)		5,722

Total Investments in Affiliates (Cost $5,721)		5,722

Total Investments 138.5% (Cost $207,223)		$206,705
Financial Derivative Instruments (i)(k) (0.8)%(Cost or Premiums, net $(619))		(1,209)
Other Assets and Liabilities, net (37.7)%		(56,289)

Net Assets 100.0%		$149,207

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				When-issued security.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
(e)				Principal amount of security is adjusted for inflation.
(f)				Coupon represents a 7-Day Yield.
(g)				RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA		06/08/2023		$715	$733	0.49%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BRC	1.500%	06/11/2025	TBD(2)	EUR	(197)	$(232)

Total Reverse Repurchase Agreements						$(232)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (7.2)%
U.S. Government Agencies (7.2)%
Uniform Mortgage-Backed Security, TBA		2.000%	07/01/2040	$3,500	$(3,151)	$(3,199)
Uniform Mortgage-Backed Security, TBA		2.000	08/01/2055	8,990	(7,072)	(7,122)
Uniform Mortgage-Backed Security, TBA		2.500	08/01/2055	475	(391)	(394)

Total Short Sales (7.2)%					$(10,614)	$(10,715)

(h)				Securities with an aggregate market value of $230 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(7,762) at a weighted average interest rate of 4.393%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(i)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.000	07/25/2025	2	$2	$(1)	$0
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	2	2	(1)	(1)

Total Written Options					$(2)	$(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	23	$1,631	$5	$0	$(1)
Canada Government 5-Year Bond September Futures	09/2025	3	251	2	0	0
Canada Government 10-Year Bond September Futures	09/2025	28	2,509	21	6	0
Euro-BTP September Futures	09/2025	73	10,405	27	16	(20)
U.S. Treasury 2-Year Note September Futures	09/2025	54	11,233	50	3	0
U.S. Treasury 5-Year Note September Futures	09/2025	85	9,265	115	11	0
U.S. Treasury 10-Year Note September Futures	09/2025	43	4,821	83	14	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	74	8,456	188	36	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	56	6,671	208	75	0
United Kingdom Long Gilt September Futures	09/2025	7	894	15	1	(3)

$714	$162	$(24)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	108	$(8,147)	$(74)	$37	$0
Euro-Bobl September Futures	09/2025	34	(4,713)	21	10	(3)
Euro-Bund September Futures	09/2025	59	(9,045)	71	26	(2)
Euro-Oat September Futures	09/2025	79	(11,524)	38	25	(6)
Euro-Schatz September Futures	09/2025	13	(1,642)	3	1	(1)
Japan Government 10-Year Bond September Futures	09/2025	24	(23,169)	(67)	32	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	59	(7,502)	12	10	(6)
South Korea 10-Year Government Bond	09/2025	14	(1,229)	5	2	0

$9	$143	$(18)

Total Futures Contracts	$723	$305	$(42)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$4,200	$(22)	$(21)	$(43)	$0	$(4)
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035	6,000	(8)	(38)	(46)	0	(5)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	5,060	(111)	(18)	(129)	0	(5)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035	2,100	(5)	(7)	(12)	0	(3)

$(146)	$(84)	$(230)	$0	$(17)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$4,100	$93	$1	$94	$2	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	2,000	41	4	45	1	0

$134	$5	$139	$3	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	5,200	$(7)	$9	$2	$1	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027	8,700	(20)	(126)	(146)	0	(2)
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028	9,700	35	93	128	0	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		1,900	(21)	(3)	(24)	0	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		3,900	16	2	18	3	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		100	6	0	6	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		300	(39)	(10)	(49)	0	(1)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	246,660	7	26	33	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	306,700	(11)	(1)	(12)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		170,000	(14)	9	(5)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,290,000	(19)	28	9	0	(14)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		580,000	(60)	(10)	(70)	0	(10)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		840,000	(399)	(423)	(822)	0	(31)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		60,000	2	118	120	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		180,000	17	167	184	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		60,000	10	54	64	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		80,000	(5)	31	26	5	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	5,020	(5)	(181)	(186)	0	(6)
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030		1,000	(13)	(17)	(30)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		$3,400	51	(23)	28	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		900	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		3,100	23	(21)	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		2,400	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		14,300	141	(155)	(14)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,300	0	(6)	(6)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		500	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		8,900	61	(43)	18	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		12,960	(16)	(120)	(136)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		5,050	236	(126)	110	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,009	(4)	(57)	(61)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034		1,600	(5)	(12)	(17)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		13,964	(11)	(269)	(280)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		6,000	409	(182)	227	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		2,600	126	(31)	95	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		1,800	(16)	(34)	(50)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		600	0	(3)	(3)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		600	0	13	13	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		500	0	10	10	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		600	0	16	16	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		620	78	(4)	74	0	(5)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		590	2	(4)	(2)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		390	(7)	(4)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		420	0	(4)	(4)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		248	(3)	(1)	(4)	0	(2)
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029	BRL	10,200	1	15	16	9	0
Pay(5)	3-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	12,600	(67)	(2)	(69)	0	(2)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		200	0	2	2	0	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		700	4	13	17	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.500	Annual	09/15/2026	CHF	2,500	(19)	(20)	(39)	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027		1,600	(3)	18	15	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.300	Annual	02/15/2027		1,100	0	11	11	0	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	43,500	(23)	31	8	0	(3)
Pay	3-Month EUR-EURIBOR	0.451	Annual	05/27/2050	EUR	500	(35)	(215)	(250)	0	(2)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035	KRW	941,710	2	6	8	0	0
Pay(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035		1,635,110	(10)	(4)	(14)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	100	1	2	3	0	0
Pay	3-Month SEK-STIBOR	2.265	Annual	01/10/2030	SEK	6,300	(3)	11	8	1	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030		7,060	0	16	16	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,700	(5)	(34)	(39)	1	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		3,200	50	1	51	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		3,600	9	78	87	0	(6)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	800	(3)	(15)	(18)	0	0
Receive(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		4,500	(14)	13	(1)	1	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		600	0	(7)	(7)	0	(1)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,450	0	(11)	(11)	0	(4)
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		4,200	(1)	(6)	(7)	0	(6)
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		3,300	3	10	13	0	(4)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		5,880	(68)	58	(10)	0	(7)
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		4,090	(61)	(2)	(63)	4	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		15,450	(643)	52	(591)	0	(31)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		1,140	(62)	12	(50)	0	(3)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	7	55	62	0	0
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		3,400	0	171	171	4	0
Receive(5)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		1,500	0	67	67	2	0
Receive(5)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		600	0	26	26	1	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		950	85	31	116	4	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	3,500	0	(54)	(54)	0	(1)
Pay	CAONREPO	3.000	Semi-Annual	06/18/2027	CAD	1,700	13	0	13	0	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		2,500	(4)	25	21	2	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,300	(112)	63	(49)	1	0
Pay	CAONREPO	3.000	Semi-Annual	06/18/2030		100	1	0	1	0	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		1,900	30	(74)	(44)	0	(3)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		2,000	(2)	(35)	(37)	0	(4)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		600	0	(1)	(1)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		600	0	(3)	(3)	0	(1)
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		500	14	(17)	(3)	0	(3)

							$(371)	$(1,004)	$(1,375)	$57	$(347)

Total Swap Agreements							$(383)	$(1,083)	$(1,466)	$60	$(364)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(j)					Securities with an aggregate market value of $312 and cash of $4,031 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)					This instrument has a forward starting effective date.
(6)					Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.
(k)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	EUR	120		$136	$0	$(5)
	07/2025		$3,243	AUD	4,992	43	0
	07/2025		2,759	CNH	19,881	21	0
	07/2025		222	NZD	369	3	0
	08/2025	AUD	4,992		$3,245	0	(43)
	08/2025	NZD	369		223	0	(3)
	08/2025		$4,262	CNH	30,641	35	0
BOA	07/2025	AUD	136		$89	0	(1)
	07/2025	EUR	22,080		25,106	0	(903)
	07/2025	KRW	199,506		146	0	(1)
	07/2025		$81	SGD	104	1	0
	08/2025	CNH	2,490		$348	0	(1)
	08/2025	HUF	21,422	EUR	53	0	0
	08/2025	SGD	104		$81	0	(1)
	08/2025	TWD	62		2	0	0
	08/2025		$64	HUF	21,948	0	0
	08/2025		80	INR	6,877	0	0
	08/2025		205	MXN	3,889	1	0
BPS	07/2025	BRL	1,268		$232	0	(2)
	07/2025	EUR	120	RON	606	0	(1)
	07/2025	TWD	2,610		$80	0	(10)
	07/2025		$225	BRL	1,268	8	0
	07/2025		266	IDR	4,339,278	2	0
	07/2025		30	THB	979	0	0
	07/2025		54	TWD	1,613	1	0
	08/2025	CNH	1,544		$212	0	(5)
	08/2025	TWD	6,088		198	0	(13)
	08/2025		$1,833	CNH	13,103	5	0
	08/2025		92	CNY	657	0	0
	08/2025		18	CZK	398	1	0
	08/2025		361	INR	31,403	4	0
	08/2025		139	MXN	2,647	1	0
	08/2025		664	TWD	21,180	72	0
	10/2025	BRL	5,600		$924	0	(83)
	10/2025		$555	VND	14,589,654	3	0
BRC	07/2025	EUR	129	RON	653	0	(1)
	07/2025	ILS	376		$111	0	0
	07/2025	KRW	11,669		9	0	0
	07/2025	PLN	68		18	0	(1)
	07/2025	THB	2,769		83	0	(2)
	07/2025		$1,916	GBP	1,408	17	0
	07/2025		224	ILS	781	8	0
	07/2025		1,061	TRY	43,464	15	0
	07/2025		76	ZAR	1,365	2	0
	07/2025	ZAR	29,816		$1,649	0	(32)
	08/2025	CNH	3,668		510	0	(4)
	08/2025	GBP	1,408		1,916	0	(17)
	08/2025		$875	CNH	6,287	7	0
	08/2025		177	CZK	3,931	11	0
	08/2025		400	TRY	16,563	4	0
	09/2025	MYR	1,367		$324	0	(1)
	12/2025		$37	TRY	1,731	1	0
BSH	07/2025	DKK	3,324		$506	0	(19)
	09/2025		$2,444	PEN	8,953	78	0
	11/2025	PEN	5,401		$1,470	0	(48)
CBK	07/2025	CNH	153		21	0	0
	07/2025	CNY	2,321		324	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	EUR	555		639	0	(14)
	07/2025	KRW	1,008,025		736	0	(10)
	07/2025	PEN	3,578		983	0	(27)
	07/2025	TWD	6,676		205	0	(25)
	07/2025		$3,392	CNY	24,298	10	0
	07/2025		206	IDR	3,356,871	1	0
	07/2025		506	KRW	695,080	8	0
	07/2025		172	PEN	613	1	0
	07/2025		1,024	THB	34,065	25	0
	07/2025		132	TWD	3,901	3	0
	08/2025	CNH	2,823		$395	0	(1)
	08/2025	PEN	208		55	0	(4)
	08/2025	TWD	9,583		295	0	(38)
	08/2025		$880	CNH	6,329	7	0
	08/2025		860	CNY	6,149	2	0
	08/2025		334	COP	1,394,500	5	0
	08/2025		50	EGP	2,753	4	0
	08/2025		2,705	INR	233,171	10	(1)
	09/2025	MXN	305		$16	0	0
	09/2025	PEN	8,903		2,433	0	(75)
	10/2025	VND	2,689,568		103	0	0
	12/2025		$84	PEN	311	3	0
	01/2026	JPY	70,000		$516	20	0
	02/2026	PEN	1,145		312	0	(10)
DUB	07/2025	BRL	511		94	0	0
	07/2025	KRW	13,636		10	0	0
	07/2025	SGD	11		8	0	0
	07/2025		$92	BRL	511	2	0
	07/2025		12	CNY	87	0	0
	07/2025		393	DKK	2,502	2	0
	07/2025		25,972	EUR	22,388	400	0
	07/2025		94	IDR	1,526,247	0	0
	07/2025		109	ILS	379	3	0
	07/2025		46	TWD	1,381	1	0
	08/2025	CNH	35,058		$4,876	0	(40)
	08/2025	DKK	2,496		393	0	(2)
	08/2025	EUR	222	RON	1,129	0	(2)
	08/2025		22,339		$25,972	0	(399)
	08/2025	THB	19,871		612	0	(2)
	08/2025		$124	CNH	882	0	0
	08/2025		1,254	INR	108,203	6	0
	08/2025		187	TWD	5,927	19	0
	09/2025	KZT	27,680		$51	0	(1)
	09/2025	MXN	41		2	0	0
	09/2025		$485	KZT	251,260	0	(12)
	12/2025		269		142,985	0	(7)
FAR	07/2025	AUD	4,856		$3,133	0	(63)
	07/2025	BRL	47,551		8,609	0	(143)
	07/2025	CHF	334		406	0	(15)
	07/2025	JPY	759,315		5,293	20	0
	07/2025	SGD	16		13	0	0
	07/2025		$8,344	BRL	47,551	408	0
	07/2025		417	CHF	333	4	0
	07/2025		1,407	CNH	10,113	7	0
	07/2025		534	DKK	3,401	3	0
	07/2025		3,019	JPY	439,438	33	0
	07/2025		664	PLN	2,448	15	0
	07/2025		65	SGD	83	0	0
	08/2025	CHF	332		$417	0	(4)
	08/2025	DKK	3,392		534	0	(3)
	08/2025	JPY	437,822		3,019	0	(33)
	08/2025	SGD	96		75	0	0
	08/2025		$1,301	CNH	9,311	5	0
	08/2025		599	INR	51,823	4	0
	09/2025		8,609	BRL	48,279	141	0
	09/2025		1,784	MXN	34,734	52	0
GLM	07/2025	BRL	388		$70	0	(1)
	07/2025	EUR	143	RON	721	0	(1)
	07/2025	TWD	2,123		$65	0	(8)
	07/2025		$71	BRL	388	0	0
	07/2025		49	IDR	794,740	0	0
	07/2025		25	SGD	32	0	0
	07/2025		5	THB	169	0	0
	08/2025	EUR	26	RON	133	0	0
	08/2025	SGD	32		$25	0	0
	08/2025		$130	EGP	7,170	12	0
	08/2025		314	HUF	112,617	17	0
	09/2025	MYR	2,025		$481	0	(1)
	09/2025		$70	BRL	394	2	0
	09/2025		100	KZT	52,275	0	(1)
	10/2025	BRL	21,300		$3,482	0	(349)
	12/2025	TRY	1,305		28	0	(1)
	01/2026	JPY	190,000		1,412	65	0
JPM	07/2025	BRL	1,985		364	0	(2)
	07/2025	CNY	2,735		382	0	0
	07/2025	DKK	2,576		390	0	(17)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	KRW	98,303		72	0	(1)
	07/2025	NZD	369		220	0	(5)
	07/2025	PLN	730		194	0	(8)
	07/2025	SGD	721		561	0	(6)
	07/2025	TWD	2,647		81	0	(10)
	07/2025		$356	BRL	1,985	9	0
	07/2025		2,853	CNH	20,579	25	0
	07/2025		269	CNY	1,926	0	0
	07/2025		83	PHP	4,644	0	(1)
	07/2025		1,195	PLN	4,415	30	0
	07/2025		53	SGD	68	0	0
	07/2025	ZAR	9,135		$511	0	(4)
	08/2025	EUR	143		168	0	(1)
	08/2025	SGD	68		53	0	0
	08/2025	TWD	7,461		229	0	(30)
	08/2025		$4,080	CNH	29,338	34	0
	08/2025		113	CNY	807	0	0
	08/2025		404	INR	35,024	4	0
	08/2025		28	TWD	928	4	0
	10/2025	HUF	22,172	EUR	55	0	0
	10/2025	VND	2,816,100		$108	0	0
MBC	07/2025	CAD	5,261		3,830	0	(33)
	07/2025	CNY	1,339		187	0	0
	07/2025	GBP	740		1,004	0	(12)
	07/2025	JPY	34,682		241	1	0
	07/2025	PLN	522		139	0	(5)
	07/2025	SGD	1,732		1,350	0	(12)
	07/2025	TWD	1,456		45	0	(6)
	07/2025		$3,829	CAD	5,263	36	0
	07/2025		1,275	CNH	9,186	10	0
	07/2025		187	CNY	1,339	0	0
	07/2025		257	EUR	224	7	0
	07/2025		341	HKD	2,664	0	(1)
	07/2025		47	IDR	769,455	0	0
	07/2025		47	PHP	2,622	0	0
	07/2025		1,405	SGD	1,817	24	0
	07/2025		517	THB	17,100	10	0
	07/2025		4	TWD	117	0	0
	08/2025	CAD	5,254		$3,829	0	(36)
	08/2025	CNH	11,935		1,650	0	(24)
	08/2025	SGD	1,813		1,405	0	(24)
	08/2025	THB	33,860		1,048	3	0
	08/2025	TWD	7,674		240	0	(27)
	08/2025		$2,262	CNH	16,290	23	0
	08/2025		187	CNY	1,334	0	0
MYI	07/2025	CNY	361		$51	0	0
	07/2025	JPY	28,153		195	0	0
	07/2025		$1,014	JPY	147,773	12	0
	07/2025		110	MYR	464	1	0
	07/2025		13	NOK	134	0	0
	07/2025		3	PLN	13	0	0
	08/2025	JPY	147,230		$1,014	0	(12)
	08/2025	NOK	134		13	0	0
	08/2025		$1,468	CNH	10,521	7	0
	08/2025		71	CNY	509	0	0
	09/2025	CAD	758		$533	0	(26)
	09/2025		$71	KZT	36,609	0	(2)
	12/2025	CZK	3,053	EUR	121	0	(2)
NGF	07/2025		$584	IDR	9,511,995	3	0
	08/2025		18	TRY	746	0	0
RYL	08/2025	CNH	35,982		$4,972	0	(74)
	08/2025		$347	CNH	2,502	4	0
SCX	07/2025	CNH	2,173		$303	0	0
	07/2025	TWD	296		10	0	0
	07/2025		$60	EGP	3,247	5	0
	07/2025		227	IDR	3,696,049	1	0
	07/2025		2	ILS	6	0	0
	07/2025		11	JPY	1,646	0	0
	07/2025		281	SGD	362	4	0
	07/2025		136	TWD	4,042	3	0
	08/2025	CNH	997		$138	0	(1)
	08/2025	JPY	1,640		11	0	0
	08/2025	SGD	361		281	0	(4)
	08/2025	TWD	719		22	0	(3)
	08/2025		$2,639	CNH	18,887	9	0
	08/2025		423	INR	36,305	0	0
SOG	07/2025		20	EGP	1,026	1	0
	07/2025		1,690	JPY	243,896	4	0
	07/2025		135	RON	593	2	0
	08/2025	CNH	36,688		$5,082	0	(62)
	08/2025	JPY	243,001		1,690	0	(4)
	08/2025	SEK	655		69	0	0
	08/2025		$12	HUF	4,312	1	0
	08/2025		2	INR	209	0	0
SSB	07/2025	GBP	668		$904	0	(13)
	07/2025		$17	CNH	119	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	CNH	118	$17			0	0
UAG	07/2025	CLP	479,565	512			0	(3)
	07/2025	JPY	11,192	77			0	0
	07/2025	NOK	148	15			0	0
	07/2025		$308	CNH	2,208		0	0
	07/2025		16	ILS	57		1	0
	07/2025		102	RON	450		2	0
	07/2025		82	THB	2,715		2	0
	08/2025	CNH	2,202	$308			0	0
	08/2025		$3,170	CNH	22,750		20	0
	09/2025		533	CAD	758		25	0
	12/2025	EUR	121	CZK	3,053		2	0
	12/2025	TRY	845	$18			0	0

Total Forward Foreign Currency Contracts							$1,993	$(2,961)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK		CZK	24.650	03/11/2026	269	$2	$2
	Put - OTC EUR versus HUF		HUF	399.000	08/25/2025	189	1	1
BRC	Call - OTC USD versus SEK		SEK	10.200	11/26/2025	307	2	1
GLM	Put - OTC EUR versus USD			$1.100	12/17/2025	38	4	3
JPM	Put - OTC EUR versus CZK		CZK	24.600	12/22/2025	214	1	1
	Put - OTC EUR versus HUF		HUF	395.000	09/29/2025	228	1	1
MBC	Put - OTC EUR versus USD			$1.098	12/23/2025	38	4	3
MYI	Put - OTC EUR versus CZK		CZK	24.750	12/09/2025	287	2	2
	Put - OTC EUR versus CZK			24.550	12/16/2025	127	1	1
	Put - OTC EUR versus CZK			24.700	12/16/2025	480	3	3
	Put - OTC EUR versus USD			$1.110	11/24/2025	959	4	3

							$25	$21

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570%	08/13/2025	18,200	$26	$0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	2,000	2	0
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	400	1	0

							$29	$0

Total Purchased Options							$54	$21

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description			Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus TRY		TRY	53.500	12/11/2025	242	$(8)	$(7)
UAG	Call - OTC USD versus TRY			54.000	12/16/2025	153	(5)	(4)

							$(13)	$(11)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350%	09/25/2025	800	$(8)	$0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	1,500	(16)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	500	(2)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	400	(1)	(1)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	4.019	07/07/2025		400	(1)		0

									$(34)		$(7)

Total Written Options									$(47)		$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
										Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Korea International Bond	(1.000)%	Quarterly	06/20/2030	0.262%		$530	$(17)	$(1)	$0	$(18)
MYC	Korea International Bond	(1.000)	Quarterly	06/20/2030	0.262		450	(14)	(1)	0	(15)

								$(31)	$(2)	$0	$(33)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
										Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.603%		$2,900	$(15)	$38	$23	$0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆		841	0	4	4	0
GST	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.778		2,500	6	20	26	0

								$(9)	$62	$53	$0

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$6,619	JPY	980,000	$14	$0	$14	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.470% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	5,318		820,000	(51)	14	0	(37)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	14,263		2,257,800	(184)	7	0	(177)

								$(221)	$21	$14	$(214)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	24,600	$(20)	$24	$4	$0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	8,600	(2)	31	29	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		800	(5)	(1)	0	(6)
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		1,690	(5)	(7)	0	(12)
CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	30,200	0	6	6	0
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	6,640	0	22	22	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		8,830	49	(110)	0	(61)
JPM	Receive	3-Month COP-IBR Compounded-OIS	5.960	Quarterly	02/11/2029	COP	7,400	0	0	0	0

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	6,700	3	(2)	1	0

								$20	$(37)	$62	$(79)

Total Swap Agreements								$(241)	$44	$129	$(326)

(l)

Securities with an aggregate market value of $1,076 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆		Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$44	$0	$44
Australia
Corporate Bonds & Notes	0	1,245	0	1,245
Sovereign Issues	0	2,176	0	2,176
Canada
Corporate Bonds & Notes	0	2,534	0	2,534
Sovereign Issues	0	2,870	0	2,870
Cayman Islands
Asset-Backed Securities	0	5,551	0	5,551
Corporate Bonds & Notes	0	513	0	513
Chile
Sovereign Issues	0	975	0	975
China
Sovereign Issues	0	391	0	391
Colombia
Corporate Bonds & Notes	0	241	0	241
Sovereign Issues	0	349	0	349
Czech Republic
Sovereign Issues	0	275	0	275
Denmark
Corporate Bonds & Notes	0	947	0	947
Dominican Republic
Sovereign Issues	0	504	0	504
Ecuador
Sovereign Issues	0	344	0	344
France
Corporate Bonds & Notes	0	1,112	0	1,112
Sovereign Issues	0	8,340	0	8,340
Hungary
Sovereign Issues	0	2,456	0	2,456
India
Corporate Bonds & Notes	0	301	0	301
Indonesia
Sovereign Issues	0	625	0	625
Ireland
Asset-Backed Securities	0	3,907	0	3,907
Corporate Bonds & Notes	0	578	0	578
Loan Participations and Assignments	0	0	593	593
Israel
Sovereign Issues	0	916	0	916
Italy
Corporate Bonds & Notes	0	1,418	0	1,418
Sovereign Issues	0	404	0	404
Ivory Coast
Sovereign Issues	0	335	0	335
Japan
Corporate Bonds & Notes	0	1,013	0	1,013
Sovereign Issues	0	10,242	0	10,242
Kazakhstan
Corporate Bonds & Notes	0	664	0	664
Luxembourg
Common Stocks	0	0	1,039	1,039
Corporate Bonds & Notes	0	939	0	939
Malaysia
Corporate Bonds & Notes	0	344	0	344
Sovereign Issues	0	1,144	0	1,144
Mexico
Sovereign Issues	0	767	0	767
Multinational
Corporate Bonds & Notes	0	301	0	301
Netherlands
Corporate Bonds & Notes	0	1,727	0	1,727
Non-Agency Mortgage-Backed Securities	0	41	0	41
New Zealand
Sovereign Issues	0	212	0	212
Norway
Sovereign Issues	0	257	0	257
Peru
Corporate Bonds & Notes	0	870	0	870
Sovereign Issues	0	2,719	0	2,719
Philippines
Sovereign Issues	0	347	0	347
Poland
Sovereign Issues	0	1,520	0	1,520
Qatar
Corporate Bonds & Notes	0	175	0	175
Romania
Sovereign Issues	0	2,414	0	2,414
Saudi Arabia
Corporate Bonds & Notes	0	635	0	635
Sovereign Issues	0	3,706	0	3,706
Serbia
Sovereign Issues	0	2,127	0	2,127
Singapore

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Sovereign Issues	0	1,727	0	1,727
South Africa
Sovereign Issues	0	3,279	0	3,279
South Korea
Sovereign Issues	0	1,519	0	1,519
Spain
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	4,732	0	4,732
Supranational
Corporate Bonds & Notes	0	1,000	0	1,000
Switzerland
Corporate Bonds & Notes	0	764	0	764
Thailand
Sovereign Issues	0	655	0	655
United Arab Emirates
Corporate Bonds & Notes	0	300	0	300
United Kingdom
Corporate Bonds & Notes	0	3,276	0	3,276
Non-Agency Mortgage-Backed Securities	0	1,060	0	1,060
Sovereign Issues	0	1,522	0	1,522
United States
Asset-Backed Securities	0	3,847	0	3,847
Corporate Bonds & Notes	0	10,623	0	10,623
Municipal Bonds & Notes	0	181	0	181
Non-Agency Mortgage-Backed Securities	0	7,395	0	7,395
U.S. Government Agencies	0	72,239	0	72,239
U.S. Treasury Obligations	0	9,442	0	9,442
Short-Term Instruments
Commercial Paper	250	1,246	0	1,496
Mutual Funds	0	1,051	0	1,051
Nigeria Treasury Bills	0	763	0	763
U.S. Treasury Bills	0	760	0	760

$250	$199,101	$1,632	$200,983
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$5,722	$0	$0	$5,722

Total Investments	$5,972	$199,101	$1,632	$206,705

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(10,715)	$0	$(10,715)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	166	199	0	365
Over the counter	0	2,139	4	2,143

$166	$2,338	$4	$2,508
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(42)	(365)	0	(407)
Over the counter	0	(3,305)	0	(3,305)

$(42)	$(3,670)	$0	$(3,712)

Total Financial Derivative Instruments	$124	$(1,332)	$4	$(1,204)

Totals	$6,096	$187,054	$1,636	$194,786

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Ireland
Loan Participations and Assignments	$540	$0	$0	$0	$0	$53	$0	$0	$593	$53
Luxembourg
Common Stocks	1,277	0	0	0	0	(238)	0	0	1,039	(238)

$1,817	$0	$0	$0	$0	$(185)	$0	$0	$1,632	$(185)
Financial Derivative Instruments - Assets
Over the counter	$7	$0	$(1)	$0	$0	$(2)	$0	$0	$4	$(2)

Schedule of Investments PIMCO Global Advantage® Strategy Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Totals	$1,824	$0	$(1)	$0	$0	$(187)	$0	$0	$1,636	$(187)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Loan Participations and Assignments		$593	Discounted Cash Flow			Discount Rate			3.327	—
Luxembourg
Common Stocks		1,039	Indicative Market Quotation			Broker Quote			20.500	—
Financial Derivative Instruments- Assets
Over the counter		4	Indicative Market Quotation			Broker Quote			0.197	—

Total		$1,636

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.6% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$162	$110
4.125% due 07/09/2035 þ		122	79

Total Argentina (Cost $161)			189

AUSTRALIA 2.2%
CORPORATE BONDS & NOTES 0.7%
Australia & New Zealand Banking Group Ltd. 4.675% due 06/15/2026		$3,600	3,617
Canadian Imperial Bank of Commerce 4.084% due 09/14/2026 ~	AUD	3,200	2,105
Commonwealth Bank of Australia 5.071% due 09/14/2028		$2,600	2,684
National Australia Bank Ltd. 5.134% due 11/28/2028		2,600	2,696

			11,102

SOVEREIGN ISSUES 1.5%
Australia Government International Bond
1.750% due 06/21/2051	AUD	250	89
2.500% due 05/21/2030		2,300	1,449
New South Wales Treasury Corp.
1.750% due 03/20/2034		4,400	2,289
2.000% due 03/08/2033		3,300	1,824
4.750% due 09/20/2035		1,600	1,047
Queensland Treasury Corp.
1.500% due 08/20/2032		2,100	1,138
1.750% due 07/20/2034		3,400	1,739
2.000% due 08/22/2033		2,400	1,301
4.500% due 08/22/2035		3,200	2,035
Treasury Corp. of Victoria
2.000% due 09/17/2035		11,300	5,679
2.250% due 09/15/2033		4,300	2,374
4.250% due 12/20/2032		3,200	2,085

			23,049

Total Australia (Cost $33,257)			34,151

BRAZIL 1.9%
SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (d)	BRL	167,800	29,791

Total Brazil (Cost $28,132)			29,791

CANADA 4.3%
CORPORATE BONDS & NOTES 1.7%
Bank of Nova Scotia 4.299% due 03/20/2028		$7,400	7,467
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,000	1,172
Royal Bank of Canada
4.334% due 06/30/2026 ~	AUD	3,500	2,312
4.851% due 12/14/2026		$2,400	2,428
Toronto-Dominion Bank
4.684% due 09/15/2028 ~	AUD	6,300	4,177
4.701% due 06/05/2026		$4,800	4,824

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

4.814% due 07/16/2027		4,600	4,676

			27,056

SOVEREIGN ISSUES 2.6%
Canada Government Bond
1.500% due 12/01/2044 (e)	CAD	565	408
2.750% due 03/01/2030		500	366
3.250% due 12/01/2033		14,500	10,706
4.000% due 03/01/2029		18,700	14,331
Province of British Columbia 4.150% due 06/18/2034		2,300	1,742
Province of Ontario 3.650% due 06/02/2033		4,000	2,954
Province of Quebec
3.600% due 09/01/2033		7,000	5,138
4.450% due 09/01/2034		5,500	4,251

			39,896

Total Canada (Cost $65,609)			66,952

CAYMAN ISLANDS 4.1%
ASSET-BACKED SECURITIES 3.8%
522 Funding CLO Ltd. 5.571% due 10/20/2031 •		$679	680
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		2,300	2,301
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •		1,318	1,321
Atlantic Avenue Ltd. 5.529% due 01/20/2035 •		3,900	3,899
Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •		2,700	2,698
5.499% due 10/23/2032 •		4,257	4,263
Bain Capital Credit CLO Ltd.
5.422% due 10/23/2034 •		2,500	2,494
5.491% due 07/16/2034 •		2,100	2,099
5.509% due 07/19/2034 •		3,500	3,509
CIFC Funding Ltd. 5.487% due 10/24/2030 •		647	647
Crown Point CLO Ltd. 5.499% due 10/20/2031 •		725	726
Gallatin CLO Ltd. 5.608% due 07/15/2031 •		1,130	1,133
Golub Capital Partners Static Ltd. 5.499% due 04/20/2033 •		3,356	3,356
GPMT Ltd.
5.784% due 12/15/2036 •		1,415	1,384
5.929% due 07/16/2035 •		617	605
ICG U.S. CLO Ltd. 5.550% due 04/17/2034 •		1,726	1,727
KKR CLO Ltd. 5.471% due 07/18/2030 •		140	140
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		4,200	4,205
5.522% due 10/22/2034 •		2,300	2,303
MF1 Ltd. 5.509% due 10/16/2036 •		876	876
Newark BSL CLO Ltd. 5.513% due 07/25/2030 •		331	332
OZLM Ltd. 5.469% due 10/20/2031 •		951	952
Parallel Ltd. 5.366% due 07/15/2034 •		4,100	4,093
Sound Point CLO Ltd. 5.651% due 01/21/2031 •		200	200
Steele Creek CLO Ltd. 5.768% due 10/15/2030 •		224	224
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		4,000	4,006
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •		1,944	1,948
Tralee CLO Ltd. 5.349% due 10/20/2034 •		3,700	3,704
Trinitas CLO Ltd. 5.612% due 01/25/2034 •		2,900	2,903
Venture CLO Ltd. 5.578% due 09/07/2030 •		528	528

			59,256

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,726	1,641

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Gaci First Investment Co. 5.250% due 01/29/2034		1,400	1,414
Sands China Ltd. 5.400% due 08/08/2028		800	806

			3,861

SOVEREIGN ISSUES 0.0%
KSA Sukuk Ltd. 5.268% due 10/25/2028		500	513

Total Cayman Islands (Cost $63,689)			63,630

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$1,000	1,016

Total Chile (Cost $999)			1,016

DENMARK 0.7%
CORPORATE BONDS & NOTES 0.7%
Danske Bank AS 6.259% due 09/22/2026 •		$1,800	1,806
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053	DKK	1,449	186
Nykredit Realkredit AS
1.000% due 04/01/2026		38,100	5,981
1.500% due 10/01/2052		8,396	1,077
Realkredit Danmark AS
1.000% due 04/01/2026		7,600	1,192
1.500% due 10/01/2053		1,538	197

Total Denmark (Cost $9,771)			10,439

FRANCE 7.0%
CORPORATE BONDS & NOTES 0.4%
BNP Paribas SA
5.738% due 02/20/2035 •		$1,100	1,140
5.786% due 01/13/2033 •		1,000	1,041
BPCE SA 6.612% due 10/19/2027 •		2,200	2,252
Credit Agricole SA 6.316% due 10/03/2029 •		1,800	1,892

			6,325

SOVEREIGN ISSUES 6.6%
Caisse des Depots et Consignations 4.250% due 02/28/2028	GBP	6,700	9,223
France Government International Bond
0.750% due 02/25/2028	EUR	16,400	18,639
2.750% due 10/25/2027		15,000	17,942
2.750% due 02/25/2030		48,100	57,249

			103,053

Total France (Cost $98,641)			109,378

GERMANY 0.2%
CORPORATE BONDS & NOTES 0.2%
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	300	331
2.129% due 11/24/2026 •		$400	396
3.547% due 09/18/2031 •		1,400	1,310
5.706% due 02/08/2028 •		1,600	1,627

Total Germany (Cost $3,696)			3,664

HUNGARY 0.4%
SOVEREIGN ISSUES 0.4%
Hungary Government International Bond
5.375% due 09/26/2030		$4,600	4,648
6.250% due 09/22/2032		1,100	1,150

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Total Hungary (Cost $5,673)			5,798

IRELAND 2.9%
ASSET-BACKED SECURITIES 2.7%
Accunia European CLO DAC 3.229% due 07/15/2030 •	EUR	147	173
Ares European CLO DAC 3.266% due 10/21/2034 •		3,203	3,771
Blackrock European CLO DAC 3.116% due 07/19/2035 •		2,500	2,932
Bosphorus CLO DAC 2.899% due 05/25/2034 •		4,400	5,162
Cairn CLO DAC 2.856% due 01/31/2030 •		1,001	1,176
Capital Four CLO DAC 3.299% due 10/15/2034 •		2,600	3,059
CVC Cordatus Loan Fund DAC
2.929% due 10/15/2031 •		447	527
3.391% due 10/23/2034 •		891	1,051
CVC Cordatus Opportunity Loan Fund-R DAC 2.983% due 08/15/2033 •		1,079	1,268
Dryden Euro CLO DAC 2.939% due 04/15/2033 •		604	711
Hayfin Emerald CLO DAC 3.914% due 01/22/2039 •		6,200	7,310
Palmer Square European Loan Funding DAC 3.113% due 05/15/2033 •		2,726	3,214
Rockford Tower Europe CLO DAC
3.151% due 01/24/2035 •		2,900	3,405
3.561% due 04/24/2037 •		2,100	2,475
Sculptor European CLO DAC 3.329% due 10/15/2034 •		4,700	5,525
Trinitas Euro CLO DAC 3.166% due 10/20/2032 •		596	703

			42,462

CORPORATE BONDS & NOTES 0.0%
AerCap Ireland Capital DAC 3.000% due 10/29/2028		$550	524

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	2,600	3,085

Total Ireland (Cost $42,283)			46,071

ISRAEL 0.4%
SOVEREIGN ISSUES 0.4%
Israel Government International Bond
4.500% due 01/17/2033		$600	574
5.375% due 02/19/2030		1,600	1,633
5.500% due 03/12/2034		3,700	3,751
5.625% due 02/19/2035		600	611

Total Israel (Cost $6,453)			6,569

ITALY 1.0%
CORPORATE BONDS & NOTES 0.1%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	1,200	1,392

SOVEREIGN ISSUES 0.9%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,400	1,414
Italy Buoni Poliennali Del Tesoro
0.000% due 04/01/2026 (d)	EUR	8,000	9,292
3.850% due 09/15/2026		2,200	2,648

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Italy Government International Bond 6.000% due 08/04/2028	GBP	600	857

			14,211

Total Italy (Cost $14,639)			15,603

JAPAN 6.1%
CORPORATE BONDS & NOTES 0.0%
Nomura Holdings, Inc. 2.329% due 01/22/2027		$600	580

SOVEREIGN ISSUES 6.1%
Development Bank of Japan, Inc.
0.010% due 09/09/2025	EUR	6,961	8,168
4.000% due 08/28/2027		$2,700	2,701
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		4,300	4,272
Japan Government International Bond
0.100% due 01/01/2026	JPY	1,550,000	10,743
0.100% due 03/10/2028 (e)		1,203,033	8,651
0.100% due 03/10/2029 (e)		390,432	2,820
0.400% due 06/20/2029		450,000	3,064
0.400% due 06/20/2040		783,300	4,308
0.700% due 12/20/2048		201,000	945
0.700% due 06/20/2051		30,000	131
1.300% due 06/20/2052		50,000	252
1.500% due 09/20/2043		232,500	1,431
2.000% due 12/20/2044		970,000	6,378
2.200% due 06/20/2054		489,000	2,989
2.200% due 03/20/2064		574,000	3,205
2.300% due 12/20/2054		3,226,000	20,138
2.400% due 03/20/2045		892,000	6,236
2.400% due 03/20/2055		1,177,000	7,509
Tokyo Metropolitan Government 0.750% due 07/16/2025		$1,200	1,198

			95,139

Total Japan (Cost $99,428)			95,719

JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Saranac CLO Ltd. 5.724% due 08/13/2031 •		$709	709

Total Jersey, Channel Islands (Cost $709)			709

MALAYSIA 0.1%
CORPORATE BONDS & NOTES 0.0%
Petronas Capital Ltd.
4.550% due 04/21/2050		$300	255
4.800% due 04/21/2060		300	258

			513

SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond 2.632% due 04/15/2031	MYR	6,000	1,374

Total Malaysia (Cost $1,885)			1,887

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$500	389

Total Mexico (Cost $466)			389

MULTINATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
Preferred Term Securities Ltd. 4.880% (US0003M + 0.300%) due 09/22/2037 ~		$524	477

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Total Multinational (Cost $417)			477

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
ABN AMRO Bank NV
5.515% due 12/03/2035 •		$2,800	2,854
6.575% due 10/13/2026 •		2,600	2,614

Total Netherlands (Cost $5,400)			5,468

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,411

Total Norway (Cost $1,602)			1,411

PERU 1.3%
SOVEREIGN ISSUES 1.3%
Peru Government International Bond
6.150% due 08/12/2032	PEN	10,000	2,920
6.900% due 08/12/2037		10,200	2,934
6.950% due 08/12/2031		48,561	14,906

Total Peru (Cost $19,133)			20,760

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	1,300	1,606
4.250% due 02/14/2043		400	473
4.625% due 03/18/2029		$1,400	1,422
4.875% due 02/12/2030		1,000	1,021
4.875% due 10/04/2033		300	299
5.125% due 09/18/2034		3,300	3,320
5.375% due 02/12/2035		700	714
5.500% due 04/04/2053		200	187

Total Poland (Cost $8,682)			9,042

QATAR 0.0%
CORPORATE BONDS & NOTES 0.0%
QatarEnergy 2.250% due 07/12/2031		$300	263

Total Qatar (Cost $298)			263

ROMANIA 0.9%
SOVEREIGN ISSUES 0.9%
Romania Government International Bond
1.750% due 07/13/2030	EUR	800	810
2.000% due 04/14/2033		2,000	1,808
2.125% due 03/07/2028		600	682
2.750% due 04/14/2041		400	294
2.875% due 04/13/2042		1,000	735
5.125% due 09/24/2031		1,900	2,212
5.250% due 03/10/2030		1,400	1,686
5.625% due 02/22/2036		1,100	1,235
6.250% due 09/10/2034		400	476
6.625% due 09/27/2029		2,600	3,304

Total Romania (Cost $12,947)			13,242

SAUDI ARABIA 1.8%
CORPORATE BONDS & NOTES 0.4%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$200	178
4.750% due 06/02/2030		1,500	1,508
5.375% due 06/02/2035		3,200	3,218

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

6.375% due 06/02/2055		700	700

			5,604

SOVEREIGN ISSUES 1.4%
Saudi Government International Bond
3.250% due 10/22/2030		200	188
3.375% due 03/05/2032	EUR	1,800	2,113
3.750% due 03/05/2037 (h)		500	574
4.750% due 01/18/2028		$2,400	2,420
4.750% due 01/16/2030		8,900	8,992
4.875% due 07/18/2033		2,200	2,211
5.125% due 01/13/2028		3,400	3,458
5.375% due 01/13/2031		1,900	1,972

			21,928

Total Saudi Arabia (Cost $26,866)			27,532

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	700	762
2.050% due 09/23/2036		600	538
6.000% due 06/12/2034		$1,100	1,112

Total Serbia (Cost $2,583)			2,412

SINGAPORE 0.8%
SOVEREIGN ISSUES 0.8%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	1,067	844
2.750% due 03/01/2035		5,320	4,378
3.250% due 06/01/2054		7,260	6,797

Total Singapore (Cost $10,231)			12,019

SLOVAKIA 0.3%
CORPORATE BONDS & NOTES 0.3%
365 bank AS 7.125% due 07/04/2028 •	EUR	3,700	4,683

Total Slovakia (Cost $4,459)			4,683

SOUTH AFRICA 1.3%
SOVEREIGN ISSUES 1.3%
Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	118,000	6,554
8.875% due 02/28/2035		248,400	13,102

Total South Africa (Cost $19,192)			19,656

SOUTH KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Korea Development Bank 5.375% due 10/23/2026		$2,500	2,538
Korea Housing Finance Corp.
4.875% due 08/27/2027		2,400	2,435
5.375% due 11/15/2026		2,700	2,741

Total South Korea (Cost $7,591)			7,714

SPAIN 6.5%
CORPORATE BONDS & NOTES 0.2%
CaixaBank SA 6.208% due 01/18/2029 •		$3,500	3,639

SOVEREIGN ISSUES 6.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	300	364
Spain Government International Bond
0.000% due 01/31/2028 (d)		18,300	20,447
2.400% due 05/31/2028		12,200	14,470
2.500% due 05/31/2027		3,400	4,044
3.150% due 04/30/2035		6,200	7,293

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

3.550% due 10/31/2033		42,800	52,485

			99,103

Total Spain (Cost $92,618)			102,742

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,165

Total Supranational (Cost $1,317)			1,165

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
UBS Group AG
3.091% due 05/14/2032 •		$1,100	999
4.194% due 04/01/2031 •		600	587
5.617% due 09/13/2030 •		900	935
6.246% due 09/22/2029 •		2,600	2,732
6.373% due 07/15/2026 •		1,200	1,201
6.537% due 08/12/2033 •		3,350	3,645

Total Switzerland (Cost $9,440)			10,099

UNITED ARAB EMIRATES 0.3%
CORPORATE BONDS & NOTES 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.500% due 05/06/2030		$300	300
5.000% due 05/06/2035		900	899

			1,199

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		3,300	3,293

Total United Arab Emirates (Cost $4,435)			4,492

UNITED KINGDOM 4.6%
CORPORATE BONDS & NOTES 2.6%
Barclays PLC
5.851% due 03/21/2035 •	GBP	1,600	2,221
6.224% due 05/09/2034 •		$1,300	1,380
HSBC Holdings PLC
3.973% due 05/22/2030 •		1,900	1,851
4.041% due 03/13/2028 •		900	893
4.292% due 09/12/2026 •		2,200	2,198
5.966% (US0003M + 1.380%) due 09/12/2026 ~		2,200	2,206
Nationwide Building Society
5.264% due 11/10/2026		3,200	3,249
6.557% due 10/18/2027 •		2,800	2,871
NatWest Group PLC 5.076% due 01/27/2030 •		1,700	1,725
NatWest Markets PLC 4.789% due 03/21/2028		4,100	4,147
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		2,500	1,779
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		1,600	1,599
6.534% due 01/10/2029 •		2,300	2,401
Santander U.K. PLC 4.496% due 12/12/2027		4,800	4,856
Standard Chartered PLC
2.608% due 01/12/2028 •		900	874
2.678% due 06/29/2032 •		2,100	1,852
6.750% due 02/08/2028 •		4,900	5,060

			41,162

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(g)	EUR	284	334

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Braccan Mortgage Funding PLC 0.000% due 05/17/2067 •	GBP	700	965
Eurohome U.K. Mortgages PLC 4.508% due 06/15/2044 •		145	199

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Eurosail-U.K. PLC 5.308% due 06/13/2045 •	195	268
Newgate Funding PLC
5.358% due 12/15/2050 •	267	359
5.608% due 12/15/2050 •	133	178
Resloc U.K. PLC 4.518% due 12/15/2043 •	666	893
Stratton Mortgage Funding PLC
5.139% due 06/28/2050 •	1,154	1,586
5.389% due 06/20/2060 •	5,192	7,143
Tower Bridge Funding PLC 5.117% due 05/20/2066 •	2,403	3,305

		14,896

SOVEREIGN ISSUES 1.0%
United Kingdom Gilt
1.250% due 07/31/2051	3,300	1,982
4.375% due 07/31/2054	8,800	10,470
5.375% due 01/31/2056	2,600	3,625

		16,077

Total United Kingdom (Cost $71,776)		72,469

UNITED STATES 87.6%
ASSET-BACKED SECURITIES 2.5%
ACE Securities Corp. Home Equity Loan Trust 5.334% due 08/25/2035 •	$1,097	1,083
Amortizing Residential Collateral Trust 5.134% due 10/25/2031 •	1	1
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.374% due 06/25/2029 •	6	6
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.194% due 02/25/2036 •	788	637
Citigroup Mortgage Loan Trust
4.754% due 12/25/2036 •	369	202
4.794% due 01/25/2037 •	1,547	1,131
Citigroup Mortgage Loan Trust, Inc.
4.954% due 03/25/2036 •	669	611
5.424% due 07/25/2035 •	2,238	2,147
Countrywide Asset-Backed Certificates 4.934% due 02/25/2036 •	123	122
Countrywide Asset-Backed Certificates Trust
4.694% due 12/25/2036 •	499	458
4.714% due 06/25/2037 •	364	347
4.714% due 06/25/2047 •	389	350
4.834% due 06/25/2037 •	1,222	1,221
5.174% due 08/25/2047 •	202	198
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •	1	1
First Franklin Mortgage Loan Trust
4.549% due 07/25/2036 •	634	621
5.379% due 03/25/2035 •	324	342
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	24	24
GSAMP Trust
3.610% due 11/25/2034 •	181	174
4.914% due 09/25/2036 •	3,106	1,072
4.934% due 05/25/2046 •	1,411	1,355
4.954% due 02/25/2046 •	42	39
MASTR Asset-Backed Securities Trust
4.914% due 06/25/2036 •	2,880	1,001
5.184% due 10/25/2035 •	663	633
MASTR Specialized Loan Trust 5.174% due 01/25/2037 •	806	311
Merrill Lynch Mortgage Investors Trust
5.094% due 07/25/2036 •	3,139	3,001
5.154% due 05/25/2036 •	2	2
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 01/25/2037 •	1,572	724
4.574% due 05/25/2037 •	1,197	921
4.684% due 07/25/2036 •	126	114
4.914% due 06/25/2036 •	1,211	605
5.364% due 02/25/2035 •	2,866	2,647
5.394% due 09/25/2034 •	904	948
Morgan Stanley Home Equity Loan Trust 4.664% due 04/25/2037 •	1,119	581
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ	1,578	342
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.869% due 03/25/2036 •	253	253
NovaStar Mortgage Funding Trust
4.694% due 03/25/2037 •	905	589
4.974% due 05/25/2036 •	2,800	2,716

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		545	166
5.731% due 11/25/2036 þ		1,934	642
Residential Asset Securities Corp. Trust 4.684% due 11/25/2036 •		3,869	3,463
Saxon Asset Securities Trust 4.744% due 09/25/2037 •		670	645
SMB Private Education Loan Trust
1.290% due 07/15/2053		459	432
5.526% due 07/15/2053 •		127	128
5.754% due 02/16/2055 •		1,012	1,021
Soundview Home Loan Trust
4.934% due 11/25/2036 •		1,475	1,397
4.994% due 05/25/2036 •		313	306
5.384% due 10/25/2037 •		1,098	847
Specialty Underwriting & Residential Finance Trust 4.734% due 06/25/2037 •		317	186
Structured Asset Investment Loan Trust
4.779% due 07/25/2036 •		873	501
5.114% due 01/25/2033 •		311	309
5.334% due 09/25/2034 •		41	39
Structured Asset Securities Corp. 4.685% due 02/25/2035 •		1,945	2,063
Terwin Mortgage Trust 5.374% due 11/25/2033 •		24	21

			39,696

CORPORATE BONDS & NOTES 3.4%
Bank of America Corp.
5.468% due 01/23/2035 •		1,500	1,542
5.511% due 01/24/2036 •		1,500	1,543
Bayer U.S. Finance LLC 4.250% due 12/15/2025		400	399
Boeing Co. 6.298% due 05/01/2029		1,000	1,057
British Airways Pass-Through Trust 3.350% due 12/15/2030		1,209	1,158
Citigroup, Inc. 2.125% due 09/10/2026	EUR	5,600	6,579
Credit Suisse AG AT1 Claim		$1,700	204
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	178
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		1,000	993
3.815% due 11/02/2027		400	386
GA Global Funding Trust 2.250% due 01/06/2027		600	580
GLP Capital LP 5.300% due 01/15/2029		700	708
Goldman Sachs Group, Inc. 5.536% due 01/28/2036 •		1,500	1,539
JPMorgan Chase & Co.
4.505% due 10/22/2028 •		3,200	3,210
5.040% due 01/23/2028 •		2,900	2,928
5.140% due 01/24/2031 •		3,100	3,180
Kraton Corp. 5.000% due 07/15/2027		2,300	2,330
Morgan Stanley
0.406% due 10/29/2027 •	EUR	4,300	4,938
3.955% due 03/21/2035 •		300	362
5.164% due 04/20/2029 •		$2,300	2,345
ONEOK, Inc. 4.250% due 09/24/2027		1,900	1,898
Organon & Co. 2.875% due 04/30/2028	EUR	500	575
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	95
4.000% due 12/01/2046		100	72
4.250% due 03/15/2046		100	75
4.300% due 03/15/2045		100	76
4.550% due 07/01/2030		500	488
PacifiCorp 5.100% due 02/15/2029		1,100	1,122
Philip Morris International, Inc.
4.875% due 02/13/2029		1,000	1,018
5.125% due 02/13/2031		1,000	1,030
Wells Fargo & Co.
5.211% due 12/03/2035 •		3,100	3,113
5.244% due 01/24/2031 •		1,200	1,231
5.499% due 01/23/2035 •		1,700	1,744

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Wells Fargo Bank NA 5.055% due 01/15/2026 ~	3,800	3,808

		52,504

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC 6.548% (TSFR3M + 2.250%) due 12/15/2031 ~	1,189	1,192
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(g)	500	500
Project Hudson 7.730% due 05/29/2026 «	600	609

		2,301

MUNICIPAL BONDS & NOTES 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	369	394
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	441	452

		846

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Assets Trust 4.624% due 05/25/2046 •	70	61
American Home Mortgage Investment Trust 6.500% due 03/25/2047	836	542
Banc of America Mortgage Trust 5.442% due 06/25/2035 ~	18	17
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,636	1,395
BCAP LLC Trust 5.179% due 01/26/2047 •	6	6
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	1	1
4.203% due 09/25/2034 ~	13	12
4.250% due 05/25/2047 ~	47	43
5.032% due 08/25/2033 ~	1	1
6.159% due 10/25/2033 ~	1	1
6.339% due 11/25/2034 ~	1	1
6.896% due 05/25/2034 ~	2	2
Bear Stearns ALT-A Trust
4.192% due 08/25/2036 ~	81	37
4.754% due 02/25/2034 •	10	10
4.907% due 11/25/2035 ~	120	93
5.467% due 05/25/2035 ~	2	2
Bear Stearns Structured Products, Inc. Trust 5.062% due 01/26/2036 ~	22	16
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~	972	876
3.250% due 09/25/2063 ~	970	870
Chase Mortgage Finance Trust 4.939% due 07/25/2037 ~	32	26
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.584% due 01/25/2036 •	379	361
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	1,294	1,057
4.719% due 08/25/2036 •	4,953	2,021
4.783% due 09/25/2037 ~	49	45
Citigroup Mortgage Loan Trust, Inc. 4.978% due 08/25/2035 ~	274	253
Countrywide Alternative Loan Trust
4.784% due 05/25/2037 •	77	24
4.819% due 02/25/2037 ~	14	12
4.852% due 07/20/2046 •	67	56
4.854% due 07/25/2046 •	660	591
4.918% due 11/25/2035 ~	56	52
4.994% due 02/25/2037 •	97	82
5.094% due 09/25/2035 •	315	236
5.250% due 06/25/2035	6	4
5.649% due 11/25/2047 •	272	242
5.899% due 11/25/2035 •	11	10
6.250% due 12/25/2036	2,208	906
6.250% due 08/25/2037	17	8
6.439% due 11/25/2035 •	4	4
6.500% due 06/25/2036	38	17
Countrywide Home Loan Mortgage Pass-Through Trust
4.834% due 04/25/2046 •	128	123
4.974% due 04/25/2046 •	3,246	933
5.194% due 09/25/2034 •	6	5
6.000% due 07/25/2036	711	344
Countrywide Home Loan Reperforming REMIC Trust 4.774% due 06/25/2035 •	23	22
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	281	230

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

6.079% due 04/25/2037	127	36
Cross Mortgage Trust 5.549% due 12/25/2069 ~	2,851	2,866
Deutsche Alt-A Securities Mortgage Loan Trust 4.714% due 07/25/2047 •	233	217
Extended Stay America Trust 5.506% due 07/15/2038 •	1,801	1,803
GreenPoint Mortgage Funding Trust 4.974% due 11/25/2045 •	3	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	381	311
3.000% due 09/25/2052 ~	3,567	3,041
GSC Capital Corp. Mortgage Trust 4.794% due 05/25/2036 •	685	656
GSMPS Mortgage Loan Trust 4.784% due 01/25/2036 •	1,289	1,043
GSR Mortgage Loan Trust
4.857% due 06/25/2034 ~	4	4
5.880% due 03/25/2033 •	1	1
6.922% due 01/25/2035 ~	4	3
HarborView Mortgage Loan Trust
5.112% due 06/20/2035 •	9	9
5.249% due 12/19/2036 •	39	35
Impac CMB Trust 5.154% due 10/25/2034 •	62	61
IndyMac INDX Mortgage Loan Trust 4.089% due 09/25/2035 ~	29	24
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	3,250	2,770
3.000% due 03/25/2052 ~	3,208	2,742
3.000% due 04/25/2052 ~	3,144	2,684
3.000% due 05/25/2052 ~	4,141	3,541
5.952% due 11/25/2033 ~	1	1
5.996% due 10/25/2035 ~	3	3
6.000% due 06/25/2037	1,394	493
JP Morgan Seasoned Mortgage Trust 4.446% due 01/25/2063 ~	2,860	2,744
Lehman XS Trust 4.844% due 08/25/2046 •	1,005	902
Luminent Mortgage Trust 4.814% due 05/25/2046 •	935	816
Manhattan West Mortgage Trust 2.130% due 09/10/2039	2,000	1,892
MASTR Alternative Loan Trust
4.834% due 03/25/2036 •	44	4
6.000% due 02/25/2036	502	216
Merrill Lynch Mortgage Investors Trust
5.742% due 02/25/2036 ~	31	31
6.247% due 02/25/2033 ~	2	2
7.000% due 05/25/2033 ~	4	4
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047	143	49
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	995	956
2.750% due 11/25/2059 ~	800	767
NYO Commercial Mortgage Trust 5.521% due 11/15/2038 •	2,300	2,297
OBX Trust
3.000% due 01/25/2052 ~	472	402
5.084% due 06/25/2057 •	193	190
6.465% due 10/25/2063 þ	1,422	1,435
7.159% due 10/25/2063 þ	1,695	1,724
PMT Loan Trust 2.500% due 07/25/2051 ~	1,680	1,375
Residential Accredit Loans, Inc. Trust
4.794% due 06/25/2046 •	272	59
5.397% due 10/25/2037 ~	260	209
5.899% due 08/25/2035 •	103	82
6.250% due 02/25/2037	1,056	876
Residential Asset Securitization Trust
4.834% due 01/25/2046 •	46	13
5.750% due 02/25/2036	718	491
Sequoia Mortgage Trust
4.832% due 07/20/2036 •	46	40
5.132% due 07/20/2033 •	8	8
Structured Adjustable Rate Mortgage Loan Trust
4.728% due 08/25/2035 ~	46	40
5.030% due 09/25/2035 ~	40	35
6.525% due 02/25/2034 ~	1	1
Structured Asset Mortgage Investments Trust
4.554% due 08/25/2036 •	586	516
4.854% due 05/25/2036 •	24	16
4.874% due 05/25/2036 •	66	54
4.874% due 09/25/2047 •	106	94
5.012% due 07/19/2034 •	2	1

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Structured Asset Securities Corp. 4.714% due 01/25/2036 •	980	816
Structured Asset Securities Corp. Mortgage Loan Trust 4.724% due 10/25/2036 •	509	426
TBW Mortgage-Backed Trust 6.130% due 01/25/2037	144	32
Thornburg Mortgage Securities Trust
5.684% due 06/25/2037 •	39	36
5.949% due 06/25/2037 •	95	81
5.999% due 06/25/2047 •	22	20
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	868	790
2.710% due 01/25/2060 ~	592	569
2.900% due 10/25/2059 ~	3,109	2,987
Verus Securitization Trust 7.070% due 10/25/2068 þ	1,181	1,199
WaMu Mortgage Pass-Through Certificates Trust
4.182% due 02/27/2034 •	4	4
4.351% due 12/25/2036 ~	259	237
4.434% due 09/25/2036 ~	106	91
4.688% due 12/25/2035 ~	87	81
5.014% due 07/25/2045 •	257	254
5.054% due 01/25/2045 •	5	5
5.154% due 10/25/2045 •	315	313
5.782% due 06/25/2033 ~	1	1
Washington Mutual Mortgage Pass-Through Certificates Trust
5.339% due 07/25/2046 •	28	17
6.500% due 03/25/2036	1,273	871
Wells Fargo Alternative Loan Trust
5.750% due 07/25/2037	39	34
6.000% due 06/25/2037	67	61

		61,263

U.S. GOVERNMENT AGENCIES 67.5%
Fannie Mae
3.000% due 03/01/2060	582	502
3.500% due 01/01/2059	1,503	1,345
4.820% due 06/25/2036 •	10	10
5.402% due 07/25/2055 •	2,400	2,401
6.000% due 04/25/2043 - 07/25/2044	42	42
6.009% due 12/01/2034 •	5	5
6.500% due 11/25/2042	49	51
7.037% due 11/01/2034 •	9	9
Freddie Mac
2.053% due 01/15/2038 ~(a)	141	7
4.814% due 01/15/2038 •	141	139
5.018% due 12/15/2037 •	4	4
5.245% due 11/25/2054 •	6,701	6,687
5.255% due 03/25/2055 •	3,260	3,234
5.305% due 02/25/2055 •	2,908	2,912
5.404% due 07/25/2055 •	3,100	3,101
5.599% due 10/25/2044 •	30	27
5.705% due 03/25/2055 •	4,883	4,906
Ginnie Mae
3.000% due 07/20/2046 - 04/20/2052	4,242	3,758
3.500% due 05/20/2052 - 05/20/2055	34,124	31,096
4.750% due 11/20/2026 - 12/20/2026 •	1	0
4.875% due 05/20/2028 - 06/20/2030 •	2	2
5.000% due 04/20/2030 - 05/20/2030 •	3	3
5.296% due 07/20/2066 - 11/20/2066 •	1,257	1,263
5.625% due 01/20/2030 •	1	1
6.000% due 08/20/2034	125	127
Ginnie Mae, TBA
2.500% due 08/01/2055	5,100	4,334
3.000% due 08/01/2055	44,100	39,004
3.500% due 07/01/2055	48,300	43,918
6.500% due 07/01/2055 - 08/01/2055	58,300	59,753
U.S. Small Business Administration 5.600% due 09/01/2028	24	24
Uniform Mortgage-Backed Security
2.500% due 02/01/2051	537	446
3.000% due 10/01/2049 - 05/01/2051	1,692	1,469
3.500% due 10/01/2034 - 07/01/2050	1,683	1,553
4.000% due 06/01/2048 - 07/01/2053	4,912	4,581
5.500% due 06/01/2053 - 08/01/2053	10,885	10,903
6.000% due 12/01/2053 - 08/01/2054	16,228	16,513
6.500% due 09/01/2053 - 04/01/2055	257,711	266,400
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	32,200	27,868
5.000% due 07/01/2055 - 08/01/2055	247,300	242,255
6.000% due 08/01/2055	140,000	142,142

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

6.500% due 07/01/2055 - 08/01/2055	128,200	132,282

		1,055,077

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Bonds
1.375% due 11/15/2040 (l)	500	319
2.000% due 08/15/2051 (l)	200	115
2.250% due 08/15/2049 (j)	4,425	2,777
2.375% due 11/15/2049 (j)	1,575	1,014
3.000% due 02/15/2048 (j)(l)	3,800	2,825
3.000% due 08/15/2048 (j)(l)	1,325	980
3.375% due 11/15/2048 (j)(l)	14,500	11,475
4.125% due 08/15/2044 (j)(l)	39,575	36,268
4.500% due 11/15/2054 (l)	42,500	40,514
4.625% due 02/15/2055 (j)(l)	24,300	23,662
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2025 (l)	371	370
0.125% due 07/15/2031 (j)(l)	3,830	3,526
0.125% due 01/15/2032 (j)	1,967	1,784
0.375% due 07/15/2027 (j)(l)	4,852	4,787
0.500% due 01/15/2028 (j)	5,332	5,233
0.625% due 07/15/2032 (l)	552	515
1.125% due 01/15/2033 (j)	7,969	7,618
2.500% due 01/15/2029 (j)	3,586	3,731
3.875% due 04/15/2029 (j)(l)	2,927	3,196
U.S. Treasury Notes
3.500% due 02/15/2033 (l)	800	771
4.000% due 02/15/2034 (j)(l)	4,300	4,257
4.250% due 05/15/2035 (h)	700	701

		156,438

Total United States (Cost $1,376,161)		1,368,125

SHORT-TERM INSTRUMENTS 2.3%
COMMERCIAL PAPER 0.7%
Alimentation Couche-Tard, Inc.
4.630% due 07/07/2025	$700	699
4.630% due 07/09/2025	250	250
4.640% due 07/29/2025	250	249
4.640% due 07/30/2025	800	797
Amrize Finance U.S. LLC
4.670% due 07/15/2025	250	250
4.670% due 07/16/2025	1,600	1,597
Canadian Natural Resources Ltd. 4.900% due 08/06/2025 (b)	1,150	1,144
CBRE Services, Inc.
4.690% due 07/10/2025	550	549
4.710% due 07/10/2025	750	749
CVS Health Corp.
4.920% due 07/14/2025	1,000	998
4.920% due 07/15/2025	250	250
Dominion Energy, Inc.
4.600% due 07/18/2025	250	249
4.600% due 08/01/2025	400	398
Enbridge U.S., Inc. 4.600% due 07/21/2025	250	249
HCA, Inc.
4.950% due 08/14/2025	250	248
4.950% due 08/15/2025	550	547
Jones Lang LaSalle Finance BV
4.650% due 07/09/2025	250	250
4.720% due 07/14/2025	250	250
4.720% due 07/16/2025	250	250
Mondelez International, Inc. 4.570% due 08/11/2025	550	547
NextEra Energy Capital Holdings, Inc. 4.610% due 08/25/2025 (b)	250	248

		10,768

	SHARES
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	5,262,916	5,263

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.5%
31.469% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	15,317,182	8,110

U.S. TREASURY BILLS 0.8%
4.319% due 07/03/2025 - 10/21/2025 (c)(d)(j)(l)		$12,387	12,275

Total Short-Term Instruments (Cost $35,996)			36,416

Total Investments in Securities (Cost $2,186,635)			2,212,142

		SHARES
INVESTMENTS IN AFFILIATES 2.1%
SHORT-TERM INSTRUMENTS 2.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.1%
PIMCO Short-Term Floating NAV Portfolio III		3,373,500	32,848

Total Short-Term Instruments (Cost $32,842)			32,848

Total Investments in Affiliates (Cost $32,842)			32,848

Total Investments 143.7% (Cost $2,219,477)			$2,244,990
Financial Derivative Instruments (i)(k) (1.3)%(Cost or Premiums, net $34,407)			(20,726)
Other Assets and Liabilities, net (42.4)%			(661,839)

Net Assets 100.0%			$1,562,425

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.
(g)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Pantheon Senior Debt Secondaries	6.317%	03/26/2026	03/18/2025	$500	$500	0.03%
Project Alpha Investindustrial	4.256	02/27/2026	02/28/2025	294	334	0.02

$794	$834	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	1.500%	06/11/2025	TBD(2)	EUR	(296)	$(348)
DEU	4.440	06/24/2025	07/01/2025	$(698)	(699)

Total Reverse Repurchase Agreements	$(1,047)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (13.6)%
U.S. Government Agencies (13.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	07/01/2040	$1,700	$(1,551)	$(1,554)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2040	15,000	(13,657)	(13,715)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2055	73,500	(57,534)	(58,201)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2055	50,000	(39,338)	(39,608)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2055	3,200	(2,634)	(2,654)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2055	7,400	(6,620)	(6,661)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2055	3,950	(3,635)	(3,673)
Uniform Mortgage-Backed Security, TBA	4.500	08/01/2055	1,700	(1,623)	(1,626)
Uniform Mortgage-Backed Security, TBA	5.500	08/01/2055	11,000	(10,926)	(10,990)
Uniform Mortgage-Backed Security, TBA	6.500	07/01/2055	71,600	(73,592)	(73,914)

Total Short Sales (13.6)%	$(211,110)	$(212,596)

(h)	Securities with an aggregate market value of $1,046 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(1,212) at a weighted average interest rate of 3.905%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bund July 2025 Futures	$129.000	07/25/2025	39	EUR 39	$(18)	$(16)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	39	39	(20)	(6)

$(38)	$(22)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2025	48	$48	$(16)	$(3)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	48	48	(16)	(26)

$(32)	$(29)

Total Written Options	$(70)	$(51)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	87	$6,169	$20	$0	$(5)
Euro-BTP September Futures	09/2025	666	94,926	305	149	(181)
U.S. Treasury 2-Year Note September Futures	09/2025	43	8,945	40	3	0
U.S. Treasury 5-Year Note September Futures	09/2025	1,373	149,657	1,652	183	0
U.S. Treasury 10-Year Note September Futures	09/2025	641	71,872	1,293	200	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	779	89,013	1,802	377	0
U.S. Treasury Long-Term Bond September Futures	09/2025	15	1,732	44	15	0
United Kingdom Long Gilt September Futures	09/2025	2	255	4	0	(1)

$5,160	$927	$(187)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	1,180	$(89,015)	$(809)	$411	$0
Canada Government 5-Year Bond September Futures	09/2025	381	(31,926)	(205)	0	(33)
Canada Government 10-Year Bond September Futures	09/2025	327	(29,296)	(289)	0	(65)
Euro-Bobl September Futures	09/2025	528	(73,192)	275	155	(50)
Euro-Bund September Futures	09/2025	812	(124,488)	884	354	(29)
Euro-Buxl 30-Year Bond September Futures	09/2025	12	(1,678)	32	5	0
Euro-Oat September Futures	09/2025	967	(141,063)	492	308	(68)
Euro-Schatz September Futures	09/2025	353	(44,596)	68	39	(12)
Japan Government 10-Year Bond September Futures	09/2025	340	(328,230)	(995)	449	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	678	(86,210)	134	112	(72)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	185	(22,038)	(780)	0	(249)

$(1,193)	$1,833	$(578)

Total Futures Contracts	$3,967	$2,760	$(765)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	12/20/2025	0.506%	$200	$8	$(3)	$5	$0	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.799	300	13	(1)	12	0	0

$21	$(4)	$17	$0	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%		Quarterly	12/20/2034		$19,400	$(154)	$(45)	$(199)	$0	$(18)
CDX.IG-44 10-Year Index	(1.000)		Quarterly	06/20/2035		100,400	(203)	(562)	(765)	0	(85)
CDX.iTraxx Main 43 5-Year Index	(1.000)		Quarterly	06/20/2030	EUR	32,360	(708)	(116)	(824)	0	(32)
CDX.iTraxx Main 43 5-Year Index	(1.000)		Quarterly	06/20/2035		24,700	(58)	(83)	(141)	0	(35)

							$(1,123)	$(806)	$(1,929)	$0	$(170)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%		Quarterly	12/20/2029		$135,000	$2,846	$235	$3,081	$67	$0
CDX.IG-44 5-Year Index	1.000		Quarterly	06/20/2030		1,205,400	21,421	5,644	27,065	667	0

							$24,267	$5,879	$30,146	$734	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	9,800	$31	$(27)	$4	$2	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		79,800	(585)	(750)	(1,335)	0	(18)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		156,200	488	1,575	2,063	0	(8)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		42,400	(1,352)	825	(527)	0	(50)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		83,700	345	46	391	58	(12)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,800	118	(17)	101	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		2,100	251	90	341	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030	JPY	830,000	(42)	7	(35)	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		930,000	65	(36)	29	0	(7)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		8,080,000	(160)	219	59	0	(90)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		5,322,900	(127)	(234)	(361)	0	(79)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		200,000	7	(26)	(19)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		5,820,000	(613)	(86)	(699)	0	(100)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,830,000	33	1,883	1,916	43	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		3,660,000	(1,732)	(1,852)	(3,584)	0	(137)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		90,000	74	147	221	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		145,700	55	235	290	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		340,000	20	328	348	18	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	41,820	205	(1,757)	(1,552)	0	(46)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030	6,200	(83)	(101)	(184)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	$5,400	93	(49)	44	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	21,202	160	(144)	16	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026	10,300	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	44,600	604	(648)	(44)	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026	12,200	0	(23)	(23)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	28,500	0	522	522	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	29,400	203	(142)	61	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	211,950	4,336	(1,530)	2,806	0	(64)
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027	16,200	0	161	161	9	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	33,400	10	(360)	(350)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	100,000	4,727	(2,545)	2,182	0	(152)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	10,940	(1,412)	203	(1,209)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032	58,000	(307)	(1,876)	(2,183)	156	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,800	(8)	84	76	0	(6)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035	13,460	7	(277)	(270)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	1,750	(6)	(20)	(26)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	3,650	(13)	(42)	(55)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,800	(5)	(27)	(32)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	116,700	8,045	(3,630)	4,415	0	(436)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	3,800	(11)	(64)	(75)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	28,700	1,179	(126)	1,053	0	(110)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	200	1	8	9	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	18,900	(151)	(379)	(530)	0	(150)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	13,170	1,704	(93)	1,611	0	(95)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	1,900	115	24	139	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	8,600	0	(6)	(6)	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	1,900	0	(9)	(9)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054	5,600	0	(32)	(32)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054	5,200	0	(66)	(66)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	4.017	Annual	11/15/2054	6,400	0	(102)	(102)	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054	8,030	0	(264)	(264)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054	3,400	0	(115)	(115)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054	5,270	0	(191)	(191)	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055	9,900	0	279	279	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055	2,400	0	51	51	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055	2,400	0	50	50	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055	2,900	0	32	32	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055	5,000	0	134	134	0	(40)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055	1,450	155	19	174	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055	2,119	8	(15)	(7)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055	1,419	(25)	(14)	(39)	0	(12)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		2,657	(1)	(22)	(23)	0	(22)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		914	(10)	(7)	(17)	0	(8)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	276,500	(514)	1,553	1,039	0	(82)
Pay(7)	3-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		12,400	(65)	(3)	(68)	0	(9)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		9,100	(4)	98	94	0	(14)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		3,800	22	68	90	0	(7)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	5,700	(8)	166	158	0	(6)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		1,500	(3)	56	53	0	(2)
Pay	3-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,100	(78)	(471)	(549)	0	(4)
Pay(7)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035	KRW	472,000	(3)	(1)	(4)	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	8,600	68	189	257	0	(6)
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	7,400	(322)	152	(170)	4	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		13,400	161	(1,100)	(939)	0	(9)
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		5,200	91	(8)	83	0	(5)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		25,300	(519)	620	101	0	(32)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		28,100	99	583	682	0	(45)
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	38,050	248	558	806	0	(5)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,300	(6)	(34)	(40)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		2,300	(12)	(61)	(73)	0	(1)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,600	(12)	(38)	(50)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,800	(10)	(55)	(65)	0	(1)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,300	(5)	(25)	(30)	0	(1)
Pay(7)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		177,800	(1,244)	1,281	37	0	(60)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		8,300	0	(93)	(93)	0	(12)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		19,700	0	(90)	(90)	0	(29)
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		31,900	(5)	(46)	(51)	0	(46)
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		36,400	34	112	146	0	(48)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,600	(37)	32	(5)	0	(3)
Pay(7)	6-Month EUR-EURIBOR	2.550	Annual	06/28/2032		30,250	(823)	753	(70)	0	(36)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		91,330	(2,983)	(512)	(3,495)	0	(185)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,000	333	(640)	(307)	0	(17)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		300	0	186	186	1	0
Receive(7)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		10,900	1	488	489	12	0
Receive(7)	6-Month EUR-EURIBOR	2.278	Annual	03/12/2055		33,200	0	1,465	1,465	38	0
Receive(7)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		3,300	0	144	144	4	0
Receive(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		23,960	1,925	1,009	2,934	91	0
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	8,600	0	(132)	(132)	0	(2)
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	99,100	(201)	695	494	0	(5)
Pay	CAONREPO	3.898	Annual	06/19/2026		8,400	(1)	85	84	0	(1)
Pay	CAONREPO	3.925	Annual	06/19/2026		43,600	(2)	444	442	0	(3)
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		9,300	73	31	104	0	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		25,200	(120)	518	398	10	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		6,700	(698)	308	(390)	7	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		2,400	75	9	84	5	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		6,800	72	(112)	(40)	0	(40)

							$11,923	$(2,602)	$9,321	$503	$(3,099)

Total Swap Agreements							$35,088	$2,467	$37,555	$1,237	$(3,269)

(j)	Securities with an aggregate market value of $59,034 and cash of $14,494 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

(1)			Future styled option variation margin asset of $5 and liability of $(3) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(k)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CAD	18		$13	$0	$0
	07/2025	CNH	48,670		6,755	0	(51)
	07/2025	EUR	1,577		1,792	0	(66)
	07/2025		$51,375	AUD	79,088	676	0
	07/2025		11	CHF	9	0	0
	07/2025		1,469	NZD	2,442	19	0
	08/2025	AUD	79,088		$51,405	0	(679)
	08/2025	CHF	9		11	0	0
	08/2025	CNH	88,116		12,273	0	(83)
	08/2025	NZD	2,442		1,471	0	(19)
	08/2025		$13	CAD	18	0	0
BOA	07/2025	AUD	1,726		$1,124	0	(12)
	07/2025	BRL	5,187		951	0	(4)
	07/2025	EUR	216,248		245,884	0	(8,845)
	07/2025		$938	BRL	5,187	17	0
	07/2025		2,425	IDR	39,643,786	20	0
	07/2025		4,678	PEN	16,958	109	0
	07/2025		1,328	SGD	1,700	9	0
	08/2025	CNH	8,713		$1,218	0	(4)
	08/2025	HUF	336,605	EUR	833	0	(5)
	08/2025	SGD	1,696		$1,328	0	(10)
	08/2025	TWD	622		19	0	(3)
	08/2025		$669	HUF	228,658	3	0
	08/2025		932	INR	80,275	3	0
	08/2025		2,505	MXN	47,514	15	0
	12/2025	PEN	17,021		$4,678	0	(105)
BPS	07/2025	BRL	51,478		9,433	0	(42)
	07/2025	CAD	1,450		1,058	0	(6)
	07/2025	EUR	1,892	RON	9,559	0	(14)
	07/2025	KRW	22,387		$17	0	0
	07/2025	NOK	4,705		465	0	(2)
	07/2025	SEK	7,770		809	0	(12)
	07/2025	THB	2,381		72	0	(1)
	07/2025	TWD	118,661		3,651	0	(434)
	07/2025		$9,195	BRL	51,478	280	0
	07/2025		849	CNY	6,074	2	0
	07/2025		923	EUR	798	17	0
	07/2025		3,619	IDR	59,041,608	22	0
	07/2025		280	THB	9,171	2	0
	07/2025		1,108	TWD	32,958	26	0
	08/2025	CNH	34,921		$4,889	0	(8)
	08/2025	JPY	377		3	0	0
	08/2025	TWD	166,055		5,103	0	(669)
	08/2025		$168	CNH	1,203	0	0
	08/2025		222	CNY	1,591	1	0
	08/2025		2,281	INR	198,251	27	0
	08/2025		1,698	MXN	32,347	17	0
	08/2025		1,901	TWD	60,597	205	0
	09/2025		1,657	PEN	6,009	35	0
	10/2025	BRL	67,400		$11,130	0	(992)
	05/2026		$616	KWD	188	0	(2)
	06/2026		392		120	0	0
	06/2027		271		82	0	(2)
	05/2029	KWD	748		$2,572	112	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

	07/2029		149		511	22	0
	05/2030		677		2,330	93	0
BRC	07/2025	AUD	1,778		1,149	0	(21)
	07/2025	EUR	2,035	RON	10,307	0	(9)
	07/2025	ILS	17,194		$4,938	0	(166)
	07/2025	KRW	308,222		226	0	(2)
	07/2025	NOK	3,345		329	0	(3)
	07/2025	TRY	98		2	0	0
	07/2025		$48,895	DKK	315,230	875	0
	07/2025		33,275	GBP	24,456	294	0
	07/2025		2,449	ILS	8,268	6	0
	07/2025		26	KRW	35,226	0	0
	07/2025		394	PLN	1,476	16	0
	07/2025		18,027	TRY	737,397	229	0
	07/2025	ZAR	133,776		$7,396	0	(149)
	08/2025	GBP	24,456		33,279	0	(295)
	08/2025		$5,415	TRY	224,425	55	0
	09/2025	MYR	2,703		$641	0	(2)
	12/2025		$380	TRY	17,777	7	0
	01/2026	DKK	25,900		$3,709	0	(435)
BSH	07/2025		141,211		21,505	0	(790)
	07/2025	PEN	2,655		708	0	(41)
	07/2025		$3,794	PEN	13,721	78	0
	09/2025	PEN	251		$68	0	(2)
	11/2025		5,288		1,439	0	(47)
	12/2025		13,772		3,794	0	(76)
CBK	07/2025	BRL	181,582		33,274	0	(147)
	07/2025	CAD	38		28	0	0
	07/2025	CNY	3,846		537	0	0
	07/2025	EUR	3,365		3,919	0	(45)
	07/2025	KRW	22,338,476		16,294	0	(229)
	07/2025	PEN	32,363		8,796	0	(337)
	07/2025	SEK	3,990		420	0	(1)
	07/2025	THB	124,572		3,746	0	(90)
	07/2025	TWD	201,594		6,196	0	(744)
	07/2025		$31,053	BRL	181,582	2,368	0
	07/2025		8,047	CNY	57,674	24	0
	07/2025		2,480	EUR	2,167	73	0
	07/2025		1,383	IDR	22,522,913	6	0
	07/2025		7,009	PEN	25,026	52	0
	07/2025		1,711	TWD	50,719	35	0
	08/2025	CNH	15,495		$2,156	0	(17)
	08/2025	PEN	11,764		3,148	0	(169)
	08/2025	TWD	251,393		7,714	0	(1,026)
	08/2025		$881	CNH	6,383	14	0
	08/2025		3,543	CNY	25,336	9	0
	08/2025		17,079	INR	1,472,044	66	(7)
	08/2025		1,021	PEN	3,678	16	0
	09/2025	MXN	8,574		$447	0	(6)
	09/2025	PEN	28,971		8,060	0	(98)
	01/2026	JPY	110,000		810	31	0
DUB	07/2025	DKK	27,388		4,301	0	(24)
	07/2025	ILS	8,349		2,409	0	(70)
	07/2025	KRW	340,905		250	0	(2)
	07/2025	PEN	16,967		4,605	0	(184)
	07/2025	SGD	175		136	0	(2)
	07/2025		$777	CNY	5,547	0	(1)
	07/2025		257,866	EUR	222,279	3,968	0
	07/2025		242	IDR	3,938,360	1	0
	07/2025		170	KZT	89,888	2	0
	07/2025		969	TWD	28,798	23	0
	08/2025	EUR	3,436	RON	17,443	0	(23)
	08/2025		221,792		$257,866	0	(3,964)
	08/2025		$24,071	CNH	172,759	154	0
	08/2025		4,301	DKK	27,322	24	0
	08/2025		7,916	INR	683,099	36	0
	09/2025	KZT	154,684		$285	0	(7)
	09/2025	MXN	118		6	0	0
	09/2025		$2,688	KZT	1,391,243	0	(66)
	12/2025		1,473		782,964	0	(39)
FAR	07/2025	AUD	73,825		$47,631	0	(956)
	07/2025	BRL	43,401		7,591	0	(397)
	07/2025	CHF	6,462		7,848	0	(297)
	07/2025	CNH	24,758		3,445	0	(17)
	07/2025	DKK	37,225		5,849	0	(28)
	07/2025	JPY	2,846,293		19,841	75	0
	07/2025	SGD	442		344	0	(4)
	07/2025		$7,953	BRL	43,401	35	0
	07/2025		8,515	CHF	6,817	76	0
	07/2025		12,258	JPY	1,784,290	132	0
	07/2025		2,710	PLN	9,996	62	0
	07/2025		1,067	SGD	1,361	3	0
	08/2025	CHF	6,789		$8,515	0	(77)
	08/2025	CNH	45,335		6,324	0	(34)
	08/2025	JPY	1,777,728		12,258	0	(132)
	08/2025	SGD	1,567		1,232	0	(4)

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

	08/2025		$5,849	DKK	37,134	28	0
	08/2025		3,783	INR	327,163	26	0
	09/2025		5,098	MXN	99,274	149	0
	09/2025		699	PEN	2,534	15	0
GLM	07/2025	BRL	202,033		$36,639	0	(547)
	07/2025	EUR	2,255	RON	11,379	0	(20)
	07/2025	PEN	3,726		$1,001	0	(50)
	07/2025	TWD	39,354		1,210	0	(145)
	07/2025		$37,022	BRL	202,033	164	0
	07/2025		750	CNY	5,379	3	0
	07/2025		327	IDR	5,332,262	2	0
	07/2025		415	SGD	528	1	0
	07/2025	ZAR	421		$23	0	(1)
	08/2025	EUR	405	RON	2,059	0	(2)
	08/2025	SGD	527		$415	0	(1)
	08/2025		$730	EGP	40,230	65	0
	08/2025		1,053	HUF	362,167	11	0
	09/2025	MYR	3,192		$758	0	(1)
	09/2025	PEN	5,162		1,409	0	(46)
	09/2025		$36,639	BRL	205,157	545	0
	09/2025		550	KZT	287,512	0	(8)
	10/2025	BRL	100,400		$16,428	0	(1,630)
	12/2025	TRY	13,613		292	0	(5)
	01/2026	JPY	330,000		2,452	114	0
IND	07/2025		$1,245	SEK	11,775	0	0
	08/2025	SEK	11,750		$1,245	0	0
JPM	07/2025	BRL	6,806		1,247	0	(6)
	07/2025	CHF	354		432	0	(14)
	07/2025	CNH	46,906		6,499	0	(61)
	07/2025	CNY	8,779		1,227	0	0
	07/2025	DKK	109,428		16,573	0	(704)
	07/2025	JPY	393,947		2,743	8	0
	07/2025	KRW	1,805,646		1,320	0	(16)
	07/2025	NZD	2,183		1,302	0	(29)
	07/2025	SGD	11,719		9,123	0	(93)
	07/2025	TWD	118,501		3,644	0	(436)
	07/2025		$1,163	BRL	6,806	89	0
	07/2025		1,083	CNY	7,748	1	0
	07/2025		9,101	PLN	33,890	299	0
	07/2025		869	SGD	1,113	6	0
	07/2025	ZAR	53,502		$2,994	0	(24)
	08/2025	CNH	81,880		11,397	0	(85)
	08/2025	EUR	2,067		2,429	0	(12)
	08/2025	SGD	1,111		869	0	(6)
	08/2025	TWD	127,640		3,916	0	(521)
	08/2025		$781	CNY	5,570	0	0
	08/2025		2,550	INR	221,112	24	0
	10/2025	HUF	230,994	EUR	573	1	0
	01/2026	JPY	170,000		$1,240	36	0
MBC	07/2025	AUD	1,759		1,134	0	(24)
	07/2025	CAD	87,451		63,672	0	(548)
	07/2025	CHF	9		11	0	0
	07/2025	CNH	22,487		3,120	0	(24)
	07/2025	CNY	2,218		309	0	0
	07/2025	EUR	6,122		6,997	0	(215)
	07/2025	GBP	10,273		13,938	0	(164)
	07/2025	HKD	3,482		445	1	0
	07/2025	JPY	130,005		905	2	0
	07/2025	SGD	28,152		21,944	0	(196)
	07/2025	THB	62,533		1,889	0	(36)
	07/2025	TWD	61,068		1,874	0	(229)
	07/2025		$64,725	CAD	88,971	611	0
	07/2025		310	CNY	2,218	0	0
	07/2025		412	IDR	6,697,998	1	0
	07/2025		2,205	JPY	318,200	9	(4)
	07/2025		3,028	PLN	11,339	117	0
	07/2025		22,941	SGD	29,667	392	0
	07/2025		81	TWD	2,397	2	0
	08/2025	CAD	88,823		$64,725	0	(613)
	08/2025	CNH	114,592		15,850	0	(218)
	08/2025	JPY	2,004		14	0	0
	08/2025	SGD	29,599		22,941	0	(396)
	08/2025	TWD	99,729		3,078	0	(389)
	08/2025		$8,173	CNH	58,621	47	0
	08/2025		309	CNY	2,211	1	0
	08/2025		460	EGP	25,332	41	0
MYI	07/2025	CNY	2,496		$349	0	0
	07/2025	JPY	64,297		445	0	(1)
	07/2025		$4,117	JPY	600,018	50	0
	07/2025		723	NOK	7,291	1	0
	07/2025		14	PLN	52	0	0
	08/2025	CNH	37,568		$5,248	0	(21)
	08/2025	JPY	597,812		4,117	0	(50)
	08/2025	NOK	7,290		723	0	(1)
	08/2025		$898	CNH	6,488	12	0
	08/2025		561	CNY	4,008	1	0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

09/2025	CAD	6,213	$4,369	0	(209)
09/2025	$395	KZT	204,869	0	(9)
12/2025	CZK	25,511	EUR	1,011	0	(18)
01/2026	DKK	28,670	$4,114	0	(473)
04/2026	64,930	9,241	0	(1,206)
NGF	07/2025	$3,915	IDR	63,820,580	20	0
RBC	08/2025	CNH	5,416	$747	0	(13)
SCX	07/2025	ILS	127	37	0	(1)
07/2025	JPY	225,400	1,569	4	0
07/2025	NZD	259	156	0	(1)
07/2025	TWD	7,696	264	0	(1)
07/2025	$3,556	CNY	25,503	13	0
07/2025	300	EGP	16,233	25	0
07/2025	1,522	IDR	24,798,681	7	0
07/2025	46	JPY	6,684	0	0
07/2025	4,581	SGD	5,909	66	0
07/2025	2,857	TWD	84,877	66	0
08/2025	CNH	70,713	$9,899	0	(17)
08/2025	JPY	6,660	46	0	0
08/2025	SGD	5,895	4,581	0	(67)
08/2025	TWD	36,429	1,116	0	(150)
08/2025	$2,670	INR	229,199	0	(1)
SOG	07/2025	RON	77	$18	0	0
07/2025	$230	EGP	11,799	6	0
07/2025	6,861	JPY	990,313	16	0
07/2025	76	NOK	759	0	0
08/2025	JPY	986,679	$6,861	0	(17)
08/2025	NOK	759	76	0	0
08/2025	$4	HUF	1,327	0	0
08/2025	15	INR	1,321	0	0
12/2025	300	EGP	16,365	8	0
SSB	07/2025	CAD	14	$10	0	0
07/2025	GBP	14,183	19,204	0	(264)
08/2025	$10	CAD	14	0	0
10/2025	PEN	5,945	$1,622	0	(52)
01/2026	JPY	940,000	6,278	0	(382)
UAG	07/2025	ILS	1,263	352	0	(23)
07/2025	JPY	41,953	290	0	(2)
07/2025	KRW	291,148	215	0	(1)
07/2025	RON	59	13	0	0
07/2025	THB	9,930	299	0	(7)
07/2025	$215	KRW	291,288	1	0
09/2025	4,369	CAD	6,210	207	0
12/2025	EUR	1,011	CZK	25,510	18	0
12/2025	TRY	8,686	$185	0	(4)

Total Forward Foreign Currency Contracts	$13,909	$(33,862)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.650	03/11/2026	2,242	$15	$16
Put - OTC EUR versus HUF	HUF	399.000	08/25/2025	2,974	14	18
BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	3,224	20	17
GLM	Put - OTC EUR versus USD	$1.100	12/17/2025	398	46	29
JPM	Put - OTC EUR versus CZK	CZK	24.600	12/22/2025	6,877	31	35
Put - OTC EUR versus HUF	HUF	395.000	09/29/2025	2,389	12	10
MBC	Put - OTC EUR versus USD	$1.098	12/23/2025	398	46	28
MYI	Put - OTC EUR versus CZK	CZK	24.750	12/09/2025	2,374	14	17
Put - OTC EUR versus CZK	24.550	12/16/2025	6,235	28	27
Put - OTC EUR versus CZK	24.700	12/16/2025	4,005	25	26
Put - OTC EUR versus USD	$1.110	11/24/2025	10,066	47	29

$298	$252

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570%	08/13/2025	68,100	$96	$0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	37,600	48	0
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	1,600	2	0

$146	$0

Total Purchased Options	$444	$252

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	2,538	$(83)	$(69)
UAG	Call - OTC USD versus TRY	54.000	12/16/2025	1,595	(52)	(43)

$(135)	$(112)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637%	07/18/2025	5,700	$(18)	$(29)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	5,700	(18)	(3)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	3,800	(37)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	4,600	(51)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	1,100	(4)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	1,100	(4)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	5,600	(20)	(23)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	5,600	(20)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	3,800	(14)	(20)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	3,800	(14)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	1,900	(7)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	1,900	(7)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	5,625	(18)	(21)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	5,625	(18)	(13)

$(250)	$(121)

Total Written Options	$(385)	$(233)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Korea International Bond	(1.000)%	Quarterly	06/20/2030	0.262%	$1,800	$(57)	$(4)	$0	$(61)
JPM	Korea International Bond	(1.000)	Quarterly	06/20/2030	0.262	1,780	(57)	(4)	0	(61)

$(114)	$(8)	$0	$(122)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Israel Government International Bond	1.000%	Quarterly	06/20/2027	0.603%	$8,300	$(42)	$108	$66	$0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	-◆	4,665	0	25	25	0

$(42)	$133	$91	$0

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$108,267	JPY	16,030,000	$222	$13	$235	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.462% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	13,442		2,050,000	(16)	28	12	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.459% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	655		100,000	(1)	1	0	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	69,454		10,994,400	(889)	32	0	(857)
MYC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.430% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	857		130,000	(2)	1	0	(1)

								$(686)	$75	$247	$(858)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR	3.500%	Quarterly	03/19/2030	MYR	7,290	$(6)	$30	$24	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		9,170	(25)	(37)	0	(62)
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030		66,880	17	206	223	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		28,300	179	(376)	0	(197)
JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035		7,390	6	(56)	0	(50)
SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	CNY	2,400	1	(1)	0	0

								$172	$(234)	$247	$(309)

Total Swap Agreements								$(670)	$(34)	$585	$(1,289)

(l)

Securities with an aggregate market value of $18,502 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆		Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)		Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)		This instrument has a forward starting effective date.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$189	$0	$189
Australia
Corporate Bonds & Notes	0	11,102	0	11,102
Sovereign Issues	0	23,049	0	23,049
Brazil
Sovereign Issues	0	29,791	0	29,791
Canada
Corporate Bonds & Notes	0	27,056	0	27,056
Sovereign Issues	0	39,896	0	39,896
Cayman Islands
Asset-Backed Securities	0	59,256	0	59,256
Corporate Bonds & Notes	0	3,861	0	3,861
Sovereign Issues	0	513	0	513
Chile
Sovereign Issues	0	1,016	0	1,016
Denmark
Corporate Bonds & Notes	0	10,439	0	10,439
France
Corporate Bonds & Notes	0	6,325	0	6,325
Sovereign Issues	0	103,053	0	103,053
Germany
Corporate Bonds & Notes	0	3,664	0	3,664
Hungary
Sovereign Issues	0	5,798	0	5,798
Ireland
Asset-Backed Securities	0	42,462	0	42,462
Corporate Bonds & Notes	0	524	0	524
Loan Participations and Assignments	0	0	3,085	3,085
Israel
Sovereign Issues	0	6,569	0	6,569
Italy
Corporate Bonds & Notes	0	1,392	0	1,392
Sovereign Issues	0	14,211	0	14,211
Japan
Corporate Bonds & Notes	0	580	0	580
Sovereign Issues	0	95,139	0	95,139
Jersey, Channel Islands
Asset-Backed Securities	0	709	0	709
Malaysia
Corporate Bonds & Notes	0	513	0	513
Sovereign Issues	0	1,374	0	1,374
Mexico
Sovereign Issues	0	389	0	389
Multinational
Corporate Bonds & Notes	0	477	0	477
Netherlands
Corporate Bonds & Notes	0	5,468	0	5,468
Norway
Sovereign Issues	0	1,411	0	1,411
Peru
Sovereign Issues	0	20,760	0	20,760
Poland
Sovereign Issues	0	9,042	0	9,042
Qatar
Corporate Bonds & Notes	0	263	0	263
Romania
Sovereign Issues	0	13,242	0	13,242
Saudi Arabia
Corporate Bonds & Notes	0	5,604	0	5,604
Sovereign Issues	0	21,928	0	21,928
Serbia

Schedule of Investments PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Sovereign Issues	0	2,412	0	2,412
Singapore
Sovereign Issues	0	12,019	0	12,019
Slovakia
Corporate Bonds & Notes	0	4,683	0	4,683
South Africa
Sovereign Issues	0	19,656	0	19,656
South Korea
Sovereign Issues	0	7,714	0	7,714
Spain
Corporate Bonds & Notes	0	3,639	0	3,639
Sovereign Issues	0	99,103	0	99,103
Supranational
Corporate Bonds & Notes	0	1,165	0	1,165
Switzerland
Corporate Bonds & Notes	0	10,099	0	10,099
United Arab Emirates
Corporate Bonds & Notes	0	1,199	0	1,199
Sovereign Issues	0	3,293	0	3,293
United Kingdom
Corporate Bonds & Notes	0	41,162	0	41,162
Loan Participations and Assignments	0	0	334	334
Non-Agency Mortgage-Backed Securities	0	14,896	0	14,896
Sovereign Issues	0	16,077	0	16,077
United States
Asset-Backed Securities	0	39,696	0	39,696
Corporate Bonds & Notes	0	52,504	0	52,504
Loan Participations and Assignments	0	1,192	1,109	2,301
Municipal Bonds & Notes	0	846	0	846
Non-Agency Mortgage-Backed Securities	0	61,263	0	61,263
U.S. Government Agencies	0	1,055,077	0	1,055,077
U.S. Treasury Obligations	0	156,438	0	156,438
Short-Term Instruments
Commercial Paper	0	10,768	0	10,768
Mutual Funds	0	5,263	0	5,263
Nigeria Treasury Bills	0	8,110	0	8,110
U.S. Treasury Bills	0	12,275	0	12,275

	$0	$2,207,614	$4,528	$2,212,142
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$32,848	$0	$0	$32,848

Total Investments	$32,848	$2,207,614	$4,528	$2,244,990

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(212,596)	$0	$(212,596)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,982	2,015	0	3,997
Over the counter	0	14,721	25	14,746

	$1,982	$16,736	$25	$18,743
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(538)	(3,547)	0	(4,085)
Over the counter	0	(35,384)	0	(35,384)

	$(538)	$(38,931)	$0	$(39,469)

Total Financial Derivative Instruments	$1,444	$(22,195)	$25	$(20,726)

Totals	$34,292	$1,972,823	$4,553	$2,011,668

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 39.8% ¤
CORPORATE BONDS & NOTES 0.2%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(a)(b)	$16	$2
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(a)(b)	16	2
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(a)(b)	32	4
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(a)(b)	48	6
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(a)(b)	49	6
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(a)(b)	23	3

		23

INDUSTRIALS 0.2%
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (a)	619	436
MPH Acquisition Holdings LLC 5.750% due 12/31/2030	72	59
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (a)	110	109

		604

Total Corporate Bonds & Notes (Cost $829)		627

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
4.864% due 03/25/2049 •	223	221
5.130% due 12/25/2047 •	381	381
5.150% due 01/25/2051 •	260	260
5.275% due 08/25/2054 •	69	70
Freddie Mac
4.968% due 07/15/2041 •	284	282
5.250% due 04/15/2049 - 12/15/2050 •	431	432
5.255% due 04/25/2055 •	1,336	1,333
Ginnie Mae
4.952% due 05/20/2074 •	121	120
5.152% due 05/20/2074 •	167	167
5.202% due 09/20/2071 •	2,059	2,060
5.461% due 08/20/2068 •	329	331
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	16,100	13,934
3.500% due 08/01/2055	800	720
4.500% due 08/01/2055	100	96
5.000% due 08/01/2055	4,500	4,408
5.500% due 08/01/2055	1,000	999
6.000% due 08/01/2055	9,900	10,051
6.500% due 08/01/2055	12,900	13,301

Total U.S. Government Agencies (Cost $48,648)		49,166

U.S. TREASURY OBLIGATIONS 4.1%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)	2,700	1,721
4.000% due 11/15/2042 (l)	2,050	1,871
4.000% due 11/15/2052 (l)	1,550	1,356
4.625% due 02/15/2055	800	779
U.S. Treasury Inflation Protected Securities (e)
1.500% due 02/15/2053	2,374	1,882
1.750% due 01/15/2034 (j)	3,131	3,105
U.S. Treasury Notes
4.625% due 02/15/2035	1,470	1,517

Total U.S. Treasury Obligations (Cost $13,728)		12,231

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.2%
Alliance Bancorp Trust 4.914% due 07/25/2037 •	164	146

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~	39	33
4.521% due 02/25/2036 ~	26	24
5.035% due 08/25/2033 ~	26	24
Countrywide Alternative Loan Trust
4.734% due 07/25/2035 •	267	202
4.754% due 09/25/2047 •	62	57
5.399% due 02/25/2036 •	75	69
Countrywide Home Loan Mortgage Pass-Through Trust
4.300% due 09/20/2036 ~	42	37
5.074% due 03/25/2035 •	33	33
6.000% due 04/25/2036	145	70
Impac CMB Trust
5.054% due 04/25/2035 •	49	49
5.079% due 04/25/2035 •	64	62
Residential Accredit Loans, Inc. Trust 6.000% due 12/25/2036	35	29
Structured Adjustable Rate Mortgage Loan Trust 3.972% due 01/25/2035 ~	1	1
Structured Asset Mortgage Investments Trust 4.932% due 07/19/2035 •	8	8
Towd Point Mortgage Trust 4.114% due 04/25/2055 ~	5,000	4,876
WaMu Mortgage Pass-Through Certificates Trust 5.094% due 01/25/2045 •	884	888

Total Non-Agency Mortgage-Backed Securities (Cost $6,615)		6,608

ASSET-BACKED SECURITIES 8.9%
AUTOMOBILE SEQUENTIAL 1.0%
Carvana Auto Receivables Trust
5.900% due 08/10/2027	61	61
6.160% due 09/10/2029	1,911	1,987
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	306	309
Oscar U.S. Funding LLC 5.810% due 12/10/2027	340	342
SCCU Auto Receivables Trust 5.700% due 10/16/2028	180	182

		2,881

HOME EQUITY OTHER 2.9%
Aames Mortgage Investment Trust 4.914% due 04/25/2036 •	71	66
ACE Securities Corp. Home Equity Loan Trust
4.914% due 06/25/2036 •	106	79
5.334% due 08/25/2035 •	103	102
Argent Mortgage Loan Trust 4.914% due 05/25/2035 •	270	242
Argent Securities Trust 4.734% due 07/25/2036 •	214	192
Countrywide Asset-Backed Certificates 4.934% due 03/25/2037 •	216	213
Countrywide Asset-Backed Certificates Trust 4.714% due 05/25/2035 •	19	19
First NLC Trust 5.214% due 02/25/2036 •	797	785
Fremont Home Loan Trust 4.704% due 10/25/2036 •	387	352
Long Beach Mortgage Loan Trust
4.754% due 09/25/2036 •	1,535	410
4.994% due 09/25/2034 •	67	67
5.034% due 01/25/2036 •	965	891
Morgan Stanley Home Equity Loan Trust 5.499% due 05/25/2035 •	1,924	1,770
NovaStar Mortgage Funding Trust 5.094% due 01/25/2036 •	14	14
Popular ABS Mortgage Pass-Through Trust 4.929% due 07/25/2036 •	74	71
Residential Asset Mortgage Products Trust 4.944% due 03/25/2036 •	437	430
Structured Asset Investment Loan Trust 5.154% due 07/25/2035 •	196	189
Structured Asset Securities Corp. Mortgage Loan Trust
5.004% due 10/25/2036 •	40	40
5.229% due 02/25/2036 •	100	98

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

Washington Mutual Asset-Backed Certificates Trust 4.874% due 02/25/2037 •		8,766	2,754

			8,784

HOME EQUITY SEQUENTIAL 1.7%
Chase Funding Trust 4.832% due 11/25/2034 þ		5,235	5,178

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		363	344

WHOLE LOAN COLLATERAL 0.8%
Bear Stearns Asset-Backed Securities Trust 5.634% due 06/25/2036 •		1,140	1,151
Citigroup Mortgage Loan Trust, Inc. 4.869% due 11/25/2036 •		268	267
First Franklin Mortgage Loan Trust 5.139% due 11/25/2036 •		804	784

			2,202

OTHER ABS 2.4%
522 Funding CLO Ltd. 5.571% due 10/20/2031 •		194	194
Catamaran CLO Ltd. 5.634% due 04/22/2030 •		71	71
CIFC Funding Ltd. 5.487% due 10/24/2030 •		123	123
College Avenue Student Loans LLC 3.280% due 12/28/2048		64	61
Dryden CLO Ltd. 5.530% due 01/17/2033 •		289	290
Gallatin CLO Ltd. 5.608% due 07/15/2031 •		226	227
KKR CLO Ltd. 5.471% due 07/18/2030 •		35	35
Madison Park Funding Ltd. 5.521% due 04/20/2032 •		224	225
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		557	536
6.026% due 11/15/2068 •		154	155
OCP Euro CLO DAC 3.116% due 09/22/2034 •	EUR	370	436
OZLM Ltd.
5.469% due 10/20/2031 •		$235	236
5.691% due 07/20/2032 •		237	237
Rad CLO Ltd. 5.657% due 07/24/2032 •		366	367
Saranac CLO Ltd. 5.724% due 08/13/2031 •		129	129
Segovia European CLO DAC 3.116% due 07/20/2032 •	EUR	272	321
SMB Private Education Loan Trust
1.290% due 07/15/2053		$255	240
5.500% due 06/17/2052		1,735	1,779
6.104% due 10/16/2056 •		524	535
Sound Point CLO Ltd. 5.741% due 07/20/2032 •		421	421
TCI-Symphony CLO Ltd. 5.523% due 10/13/2032 •		296	296
Venture CLO Ltd. 5.521% due 07/20/2030 •		97	97
Vibrant CLO Ltd. 5.651% due 07/20/2032 •		176	177
Voya Ltd. 5.518% due 10/15/2030 •		58	58

			7,246

Total Asset-Backed Securities (Cost $26,261)			26,635

SOVEREIGN ISSUES 6.3%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (d)	BRL	31,500	5,592
Egypt Government International Bond 21.954% due 03/04/2028	EGP	12,100	241
France Government International Bond 3.250% due 05/25/2055	EUR	600	611
Japan Government International Bond 2.400% due 03/20/2055	JPY	460,000	2,935
Mexican Bonos 8.500% due 03/01/2029	MXN	44,000	2,342

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

Mexican Udibonos
4.000% due 11/30/2028 (e)		486	25
4.000% due 08/24/2034 (e)		133	7
Peru Government International Bond 5.400% due 08/12/2034	PEN	3,100	828
Province of Quebec 3.600% due 09/01/2033	CAD	4,900	3,597
Republic of South Africa Government International Bond 8.875% due 02/28/2035	ZAR	17,600	928
Spain Government International Bond 0.700% due 04/30/2032	EUR	1,800	1,850

Total Sovereign Issues (Cost $18,024)			18,956

		SHARES
SHORT-TERM INSTRUMENTS 1.7%
MUTUAL FUNDS 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (g)		4,074,130	4,074

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.3%
4.288% due 07/03/2025 - 10/07/2025 (c)(d)		$863	857

Total Short-Term Instruments (Cost $4,931)			4,931

Total Investments in Securities (Cost $119,036)			119,154

		SHARES
INVESTMENTS IN AFFILIATES 72.3%
MUTUAL FUNDS (f) 39.2%
PIMCO Income Fund		2,536,389	27,317
PIMCO International Bond Fund (U.S. Dollar-Hedged)		6,049,163	60,129
PIMCO Total Return Fund		3,496,002	30,345

Total Mutual Funds (Cost $117,117)			117,791

SHORT-TERM INSTRUMENTS 33.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 33.1%
PIMCO Short Asset Portfolio		5,309,928	52,016
PIMCO Short-Term Floating NAV Portfolio III		4,877,030	47,488

Total Short-Term Instruments (Cost $99,279)			99,504

Total Investments in Affiliates (Cost $216,396)			217,295

Total Investments 112.1% (Cost $335,432)			$336,449
Financial Derivative Instruments (i)(k) 1.5%(Cost or Premiums, net $6,795)			4,408
Other Assets and Liabilities, net (13.6)%			(40,710)

Net Assets 100.0%			$300,147

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Payment in-kind security.
(b)						Security is not accruing income as of the date of this report.
(c)						Coupon represents a weighted average yield to maturity.
(d)						Zero coupon security.
(e)						Principal amount of security is adjusted for inflation.
(f)						Institutional Class Shares of each Fund.
(g)						Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.2)%
Uniform Mortgage-Backed Security, TBA			2.000%	08/01/2055	$6,000	$(4,720)	$(4,753)
Uniform Mortgage-Backed Security, TBA			2.500	08/01/2055	2,400	(1,975)	(1,991)

Total Short Sales (2.2)%						$(6,695)	$(6,744)

(h)

Securities with an aggregate market value of $1 have been pledged as collateral as of June 30, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(i)						FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description		Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500		$5,950.000	07/18/2025	21	$2	$155	$29

Total Purchased Options						$155	$29

WRITTEN OPTIONS:
OPTIONS ON INDEXES
Description		Strike Value	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE S&P 500		$5,600.000	07/18/2025	21	$2	$(54)	$(7)

Total Written Options						$(54)	$(7)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2025	13	$844		$38	$0	$0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

Aluminum September Futures	09/2025	9	585	16	0	(1)
Arabica Coffee December Futures	12/2025	3	331	(51)	0	(3)
Australia Government 10-Year Bond September Futures	09/2025	34	2,411	8	0	(2)
Brent Crude March Futures	01/2026	6	388	(7)	0	(1)
Canada Government 5-Year Bond September Futures	09/2025	47	3,938	25	4	0
Canada Government 10-Year Bond September Futures	09/2025	14	1,254	11	3	0
Cocoa September Futures	09/2025	2	180	(1)	2	0
Euro-Bobl September Futures	09/2025	37	5,129	(23)	3	(11)
Euro-BTP September Futures	09/2025	38	5,416	10	9	(10)
Euro-Schatz September Futures	09/2025	4	505	(1)	0	0
Gas Oil December Futures	12/2025	7	441	16	0	0
Gold 100 oz. December Futures	12/2025	2	673	(3)	4	0
Iron Ore September Futures	09/2025	26	244	(3)	0	(1)
Lead July Futures	07/2025	7	355	17	0	0
Live Cattle October Futures	10/2025	8	673	(3)	1	0
New York Harbor December Futures	11/2025	5	461	22	4	0
Nickel July Futures	07/2025	6	542	(27)	0	0
Nickel September Futures	09/2025	3	274	(1)	2	0
Platinum October Futures	10/2025	5	336	41	0	(2)
RBOB Gasoline December Futures	11/2025	6	457	6	0	0
Silver September Futures	09/2025	4	723	40	0	(4)
Soybean Meal December Futures	12/2025	39	1,128	(59)	3	0
Soybean November Futures	11/2025	12	616	(10)	1	0
Soybean Oil January Futures	01/2026	2	63	0	0	0
U.S. Treasury Long-Term Bond September Futures	09/2025	37	4,272	108	37	0
United Kingdom Long Gilt September Futures	09/2025	14	1,788	31	2	(6)
WTI Crude December Futures	11/2025	6	370	5	0	(1)
Zinc July Futures	07/2025	8	550	3	0	0
Zinc September Futures	09/2025	5	344	11	0	(3)

				$219	$75	$(45)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2025	13	$(844)	$(53)	$0	$0
Aluminum September Futures	09/2025	10	(650)	(30)	0	(1)
Arabica Coffee September Futures	09/2025	1	(113)	27	1	0
Australia Government 10-Year Bond September Futures	09/2025	49	(3,696)	(33)	17	0
Copper September Futures	09/2025	1	(127)	(3)	1	0
Corn December Futures	12/2025	34	(723)	27	3	0
Corn September Futures	09/2025	53	(1,085)	55	6	0
Cotton No. 2 December Futures	12/2025	21	(715)	2	12	0
E-Mini S&P 500 Index September Futures	09/2025	4	(1,251)	0	0	0
Euro-Bund September Futures	09/2025	29	(4,446)	35	13	(1)
Euro-Oat September Futures	09/2025	2	(292)	2	1	0
Hard Red Winter Wheat December Futures	12/2025	13	(358)	24	4	0
Hard Red Winter Wheat September Futures	09/2025	8	(211)	7	3	0
Japan Government 10-Year Bond September Futures	09/2025	12	(11,585)	(29)	16	0
Lead July Futures	07/2025	7	(355)	1	0	0
Lead September Futures	09/2025	6	(307)	(10)	0	(10)
Lean Hogs October Futures	10/2025	11	(407)	4	10	0
Mini MSCI Emerging Markets Index September Futures	09/2025	4	(247)	(1)	0	(1)
Natural Gas January Futures	12/2025	6	(291)	7	15	0
Natural Gas September Futures	08/2025	24	(838)	66	63	0
Nickel July Futures	07/2025	6	(542)	24	0	0
Nickel September Futures	09/2025	2	(182)	5	2	0
Robusta Coffee September Futures	09/2025	1	(36)	11	0	0
Soybean January Futures	01/2026	7	(365)	2	0	(1)
Soybean Meal January Futures	01/2026	14	(410)	17	0	(2)
Soybean Oil December Futures	12/2025	3	(95)	(10)	0	0
STOXX Europe 600 Price Index September Futures	09/2025	8	(256)	0	0	0
Sugar No. 11 March Futures	02/2026	5	(95)	1	2	0
Sugar No. 11 October Futures	09/2025	10	(181)	13	6	0
U.S. Treasury 2-Year Note September Futures	09/2025	97	(20,178)	(90)	0	(5)
U.S. Treasury 5-Year Note September Futures	09/2025	135	(14,715)	(162)	0	(18)
U.S. Treasury 10-Year Note September Futures	09/2025	13	(1,458)	(21)	0	(4)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	26	(3,097)	(132)	0	(35)
Wheat December Futures	12/2025	10	(280)	8	1	0
Wheat September Futures	09/2025	13	(350)	1	2	0
White Sugar October Futures	09/2025	3	(70)	3	1	0
Zinc July Futures	07/2025	8	(550)	(9)	0	0
Zinc September Futures	09/2025	8	(551)	(11)	0	(3)

				$(252)	$179	$(81)

Total Futures Contracts				$(33)	$254	$(126)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate		Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%		Quarterly	12/20/2034		$1,200	$(10)	$(2)	$(12)	$0	$(1)
CDX.IG-44 10-Year Index	(1.000)		Quarterly	06/20/2035		6,100	(12)	(35)	(47)	0	(5)
CDX.iTraxx Crossover 43 5-Year Index	(5.000)		Quarterly	06/20/2030	EUR	90	(8)	(2)	(10)	0	(1)

							$(30)	$(39)	$(69)	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%		Quarterly	12/20/2029		$1,100	$25	$0	$25	$1	$0
CDX.IG-44 5-Year Index	1.000		Quarterly	06/20/2030		8,200	144	40	184	4	0
CDX.iTraxx Main 43 5-Year Index	1.000		Quarterly	06/20/2030	EUR	200	4	1	5	0	0

							$173	$41	$214	$5	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	9,300	$47	$(16)	$31	$1	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2027		3,200	(8)	7	(1)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		3,800	(97)	50	(47)	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		95	(1)	5	4	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		2,800	183	(26)	157	1	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		300	(52)	3	(49)	0	(1)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	202,610	27	0	27	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2027	JPY	510,000	7	12	19	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		690,000	20	25	45	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		260,700	7	1	8	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		660,000	92	(20)	72	0	(8)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		290,000	0	6	6	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.300	Annual	12/18/2044		260,000	(91)	(78)	(169)	0	(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		20,400	(8)	6	(2)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		120,000	30	9	39	7	0
Receive(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030	SGD	200	(2)	(4)	(6)	0	0
Receive(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030	THB	78,000	(25)	(58)	(83)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		$7,000	(120)	63	(57)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026		29,700	37	1	38	0	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		9,500	(67)	19	(48)	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		7,800	(23)	(37)	(60)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	(55)	(55)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028		7,800	(3)	(174)	(177)	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		3,908	(5)	(36)	(41)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		300	(3)	(2)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		23,200	(98)	346	248	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		10,490	620	(480)	140	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		14,800	338	(468)	(130)	0	(52)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		4,130	(11)	(72)	(83)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		1,400	(79)	28	(51)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		4,600	225	(53)	172	0	(18)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		1,400	2	(10)	(8)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		700	137	119	256	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		4,268	(8)	(104)	(112)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,300	271	399	670	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		167	(1)	(3)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,900	125	111	236	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,500	16	(638)	(622)	65	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,672	141	67	208	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		730	0	7	7	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		4,900	613	(21)	592	0	(37)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		8,900	(12)	111	99	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		1,000	(137)	20	(117)	8	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		700	(71)	22	(49)	6	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,500	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		14,000	0	(7)	(7)	1	0
Receive	1-Year BRL-CDI	9.955	Maturity	01/02/2029		4,600	79	(7)	72	0	(5)
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,321	0	(21)	(21)	5	0
Receive	1-Year BRL-CDI	12.380	Maturity	01/02/2029		5,600	0	15	15	0	(5)
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		9,000	0	14	14	13	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	2	2	2	0
Pay	1-Year BRL-CDI	14.880	Maturity	01/02/2029		8,300	0	61	61	7	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	2,100	26	24	50	0	(4)
Receive(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/17/2030	CNY	35,340	39	(44)	(5)	3	0
Pay	3-Month COP-IBR Compounded-OIS	7.765	Quarterly	11/13/2029	COP	12,616,100	(5)	(93)	(98)	0	(1)
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030		13,475,900	(13)	15	2	1	0
Receive	3-Month ILS-TELBOR	0.000	Annual	07/21/2025	ILS	25,400	1	84	85	1	0
Pay	3-Month ILS-TELBOR	0.000	Annual	07/21/2025		25,400	(1)	(84)	(85)	0	(1)
Receive	3-Month ILS-TELBOR	3.920	Annual	04/21/2030		25,400	4	(35)	(31)	0	(10)
Receive(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	1,930,950	5	(6)	(1)	0	0
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	34,500	61	45	106	4	0
Pay	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		21,900	45	21	66	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	7,100	52	132	184	0	(9)
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	3,600,000	0	(11)	(11)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		3,600,000	0	9	9	1	0
Pay	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		326,500	(1)	(2)	(3)	0	0
Pay	6-Month CLP-CHILIBOR	5.365	Semi-Annual	01/23/2030		1,344,000	0	47	47	1	0
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	01/27/2030		1,353,300	(48)	(5)	(53)	0	(1)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	6-Month CZK-PRIBOR	5.225	Annual	07/29/2027	CZK	60	0	0	0	0	0
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029	114,600	(8)	(4)	(12)	0	(14)
Receive(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	2,600	(9)	8	(1)	1	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	9,300	40	(24)	16	10	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031	8,700	(891)	(413)	(1,304)	0	(11)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	6,030	(235)	4	(231)	1	(10)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	3,660	321	127	448	16	0
Pay	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	817,500	(19)	28	9	2	0
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	34,300	(36)	(200)	(236)	4	0
Pay	28-Day MXN-TIIE	8.835	Lunar	12/23/2025	MXN	13,700	0	3	3	0	0
Pay(5)	28-Day MXN-TIIE	8.835	Lunar	03/13/2029	13,700	(5)	27	22	2	0
Pay	28-Day MXN-TIIE	9.050	Lunar	12/12/2029	12,800	35	2	37	2	0
Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	2,100	(25)	2	(23)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/18/2030	9,100	(141)	18	(123)	0	(8)
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035	3,100	87	(48)	39	0	(8)
Pay	CAONREPO	3.250	Semi-Annual	06/18/2055	200	4	(2)	2	1	0

$1,378	$(1,237)	$141	$252	$(424)

Total Swap Agreements	$1,521	$(1,235)	$286	$257	$(431)

(j)	Securities with an aggregate market value of $995 and cash of $5,136 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	AUD	1,511	$982	$0	$(13)
07/2025	CNH	2,878	399	0	(3)
07/2025	EUR	287	336	0	(2)
07/2025	$331	NZD	549	4	0
08/2025	CNH	9,097	$1,270	0	(6)
08/2025	NZD	549	331	0	(4)
08/2025	$982	AUD	1,511	13	0
08/2025	337	EUR	287	2	0
BOA	07/2025	AUD	135	$88	0	(1)
07/2025	EUR	6,392	7,268	0	(262)
07/2025	PHP	14,010	245	0	(4)
07/2025	PLN	208	57	0	0
07/2025	$203	IDR	3,314,013	1	0
07/2025	502	KRW	684,858	4	0
07/2025	37	SGD	48	0	0
08/2025	CNH	13,069	$1,827	0	(6)
08/2025	CZK	6,097	289	0	(2)
08/2025	SGD	47	37	0	0
08/2025	TWD	14	0	0	0
09/2025	$399	PEN	1,457	12	0
BPS	07/2025	BRL	2,326	$426	0	(2)
07/2025	IDR	1,576,821	97	0	(1)
07/2025	JPY	22,700	159	1	0
07/2025	THB	99	3	0	0
07/2025	TWD	20,961	675	0	(47)
07/2025	$408	BRL	2,326	20	0
07/2025	664	EUR	574	12	0
07/2025	164	IDR	2,668,683	1	0
07/2025	20	THB	655	0	0
07/2025	77	TWD	2,305	2	0
08/2025	CNH	5,506	$771	0	(1)
08/2025	CZK	405	18	0	(1)
08/2025	TWD	82,812	2,543	0	(336)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		$388	CNH	2,827	8	0
	08/2025		346	INR	30,078	4	0
	08/2025		1,542	TWD	50,663	219	0
	10/2025	BRL	8,200		$1,371	0	(103)
BRC	07/2025	EUR	1,040		1,191	0	(34)
	07/2025	ILS	5,950		1,711	0	(55)
	07/2025	KRW	23,340		17	0	0
	07/2025	NOK	303		30	0	0
	07/2025	TRY	19,868		488	0	(6)
	07/2025	TWD	3,344		115	0	0
	07/2025		$3,121	GBP	2,294	28	0
	07/2025		794	ILS	2,679	2	0
	07/2025		1	JPY	138	0	0
	07/2025		55	PLN	205	2	0
	07/2025		55	TRY	2,521	8	0
	07/2025	ZAR	2,252		$125	0	(2)
	08/2025	CNH	5,466		760	0	(7)
	08/2025	CZK	4,000		180	0	(11)
	08/2025	GBP	2,294		3,121	0	(28)
BSH	07/2025		$130	DKK	851	5	0
	09/2025	PEN	8,394		$2,291	0	(73)
CBK	07/2025	BRL	3,377		619	0	(3)
	07/2025	CHF	237		291	0	(8)
	07/2025	CLP	295,873		315	0	(2)
	07/2025	EUR	284		325	0	(10)
	07/2025	IDR	8,798,212		542	0	(1)
	07/2025	KRW	2,031,764		1,481	0	(21)
	07/2025	PEN	1,478		414	0	(3)
	07/2025	THB	5,161		155	0	(4)
	07/2025	TWD	20,786		638	0	(77)
	07/2025		$582	BRL	3,377	40	0
	07/2025		1,030	CNY	7,387	1	0
	07/2025		552	EUR	478	11	0
	07/2025		1,875	TWD	55,700	43	0
	08/2025	CNH	916		$127	0	(1)
	08/2025	COP	11,613,547		2,785	0	(43)
	08/2025	TWD	39,356		1,213	0	(155)
	08/2025		$593	CNH	4,295	9	0
	08/2025		2,591	INR	223,332	10	(1)
	08/2025		203	PEN	731	3	0
	08/2025		513	TWD	16,766	70	0
	09/2025		414	PEN	1,481	3	0
	11/2025	PEN	1,281		$350	0	(10)
	02/2026		628		171	0	(5)
CIB	07/2025	BRL	279		51	0	0
	07/2025		$50	BRL	279	1	0
DUB	07/2025	DKK	641		$101	0	(1)
	07/2025	ILS	2,706		781	0	(23)
	07/2025	KRW	27,272		20	0	0
	07/2025		$7,731	EUR	6,664	119	0
	07/2025		17	IDR	271,599	0	0
	07/2025		194	TWD	5,765	4	0
	08/2025	CNH	2,150		$297	0	(4)
	08/2025	EUR	6,650		7,731	0	(119)
	08/2025		$101	DKK	639	1	0
	08/2025		1,201	INR	103,637	6	0
	09/2025		774	MXN	14,887	13	0
FAR	07/2025	BRL	11,291		$1,996	0	(82)
	07/2025	CHF	1,238		1,504	0	(57)
	07/2025	CNH	1,464		204	0	(1)
	07/2025	DKK	871		137	0	(1)
	07/2025	PHP	2,786		50	1	0
	07/2025	PLN	992		269	0	(6)
	07/2025	SGD	7		6	0	0
	07/2025		$1,062	AUD	1,646	21	0
	07/2025		2,069	BRL	11,291	9	0
	07/2025		1,840	CHF	1,473	17	0
	07/2025		1,525	JPY	220,890	11	(2)
	07/2025		330	SEK	3,164	4	0
	07/2025		30	SGD	38	0	0
	08/2025	CHF	1,467		$1,840	0	(17)
	08/2025	CNH	5,811		812	0	(3)
	08/2025	JPY	144,264		995	0	(11)
	08/2025	SGD	38		30	0	0
	08/2025		$137	DKK	869	1	0
	08/2025		574	INR	49,636	4	0
	09/2025	MXN	33,504		$1,721	0	(50)
	09/2025		$621	BRL	3,481	10	0
GLM	07/2025	BRL	1,596		$292	0	(1)
	07/2025	IDR	675,705		41	0	0
	07/2025	MYR	2,937		694	0	(3)
	07/2025	TRY	1,619		40	0	0
	07/2025	TWD	18,387		565	0	(68)
	07/2025		$288	BRL	1,596	6	0
	07/2025		12	SGD	15	0	0
	07/2025		151	ZAR	2,681	1	0

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	HUF	84,128		$232	0	(15)
	08/2025	SGD	15		12	0	0
	09/2025	BRL	1,621		288	0	(6)
	10/2025		22,600		3,711	0	(354)
IND	07/2025	SEK	3,168		335	0	0
	08/2025	TWD	37,615		1,146	0	(162)
	08/2025		$335	SEK	3,162	0	0
	08/2025		317	TWD	10,346	43	0
JPM	07/2025	BRL	1,982		$363	0	(2)
	07/2025	CNH	2,774		384	0	(4)
	07/2025	KRW	140,630		103	0	(1)
	07/2025	NZD	549		328	0	(7)
	07/2025	PHP	15,502		278	2	0
	07/2025	PLN	1,789		484	0	(12)
	07/2025	SGD	330		257	0	(3)
	07/2025	TWD	12,793		393	0	(47)
	07/2025		$339	BRL	1,982	26	0
	07/2025		100	DKK	660	4	0
	07/2025		555	PLN	2,085	23	0
	07/2025		24	SGD	31	0	0
	07/2025		98	TWD	2,904	2	0
	07/2025	ZAR	639		$36	0	0
	08/2025	CNH	8,515		1,188	0	(6)
	08/2025	SGD	31		24	0	0
	08/2025	TWD	14,035		430	0	(58)
	08/2025		$820	BRL	4,491	0	0
	08/2025		387	INR	33,546	4	0
MBC	07/2025	CAD	2,314		$1,685	0	(15)
	07/2025	CNH	1,330		185	0	(2)
	07/2025	GBP	345		467	0	(6)
	07/2025	HKD	20,962		2,680	6	0
	07/2025	IDR	567,372		35	0	0
	07/2025	PHP	8,751		157	1	0
	07/2025	SGD	794		619	0	(6)
	07/2025	THB	2,591		78	0	(2)
	07/2025	TWD	8,564		263	0	(32)
	07/2025		$1,684	CAD	2,315	16	0
	07/2025		337	EUR	287	2	0
	07/2025		9	IDR	153,170	0	0
	07/2025		622	JPY	89,438	0	(1)
	07/2025		398	PLN	1,491	15	0
	07/2025		641	SGD	829	11	0
	07/2025		6	TWD	168	0	0
	08/2025	CAD	2,311		$1,684	0	(16)
	08/2025	CNH	1,333		185	0	(2)
	08/2025	SGD	827		641	0	(11)
	08/2025	TWD	21,602		686	0	(65)
	08/2025		$5,679	CNH	40,756	36	0
MYI	07/2025	CAD	925		$679	0	(1)
	07/2025	JPY	420,400		2,907	0	(13)
	07/2025	PLN	5		1	0	0
	07/2025		$346	JPY	50,411	4	0
	07/2025		284	NOK	2,863	0	0
	08/2025	CNH	5,923		$827	0	(3)
	08/2025	JPY	48,513		334	0	(4)
	08/2025	NOK	2,863		284	0	0
	10/2025	BRL	700		115	0	(11)
NGF	07/2025	IDR	8,087,294		496	0	(3)
RBC	07/2025	MYR	213		50	0	0
SCX	07/2025	CNY	7,404		1,034	0	0
	07/2025	IDR	3,142,459		193	0	(1)
	07/2025	ILS	41		12	0	0
	07/2025	TWD	592		20	0	0
	07/2025		$4	JPY	542	0	0
	07/2025		128	SGD	165	2	0
	07/2025		1,946	TWD	57,246	25	0
	08/2025	CNH	10,205		$1,429	0	(3)
	08/2025	JPY	540		4	0	0
	08/2025	SGD	165		128	0	(2)
	08/2025	TWD	4,891		150	0	(20)
	08/2025		$485	CNH	3,504	6	0
	08/2025		1,034	CNY	7,385	1	0
	08/2025		405	INR	34,773	0	0
SOG	07/2025		557	JPY	80,365	1	0
	07/2025		30	NOK	298	0	0
	08/2025	HUF	3,971		$11	0	(1)
	08/2025	JPY	80,070		557	0	(1)
	08/2025	NOK	298		30	0	0
	08/2025		$2	INR	200	0	0
SSB	07/2025	BRL	1,586		$286	0	(6)
	07/2025	GBP	1,949		2,638	0	(36)
	07/2025	KRW	497,586		365	0	(3)
	07/2025		$596	BRL	3,318	15	0
	07/2025		401	PEN	1,478	16	0
	09/2025	COP	1,048,772		$253	0	(1)
	11/2025	PEN	618		168	0	(6)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

UAG	07/2025	CLP	759,446	809	0	(6)
07/2025	ILS	409	114	0	(8)
07/2025	KRW	23,292	17	0	0
07/2025	NOK	2,859	281	0	(2)
07/2025	THB	411	12	0	0
07/2025	$175	CLP	163,382	1	0
07/2025	8	JPY	1,122	0	0
07/2025	17	KRW	23,303	0	0
08/2025	CNH	2,117	$296	0	(1)
08/2025	$321	CNH	2,333	6	0
08/2025	374	TWD	10,962	7	0
09/2025	3,412	COP	14,089,534	1	0

Total Forward Foreign Currency Contracts	$1,043	$(2,770)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,117	$3,023
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,360

Total Purchased Options	$6,233	$6,383

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,400	$(308)	$(175)

Total Written Options	$(308)	$(175)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,600	$(48)	$55	$7	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	5,990	(381)	386	5	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	7,100	(235)	265	30	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(81)	93	12	0

$(745)	$799	$54	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	09/17/2030	MYR	8,310	$(7)	$(22)	$0	$(29)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	MLPIREIL Index	94,691	4.980% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$8,934	$0	$37	$37	$0
Pay	MLPIREIS Index	90,038	4.830% (FEDL01 plus a specified spread)	Monthly	06/10/2026	8,184	0	(80)	0	(80)
JPM	Receive	JPACWILV Index	1,612,000	4.880% (FEDL01 plus a specified spread)	Monthly	10/01/2025	181,044	0	33	33	0
MBC	Receive	NDUEACWF Index	14,123	4.750% (FEDL01 plus a specified spread)	Monthly	10/01/2025	7,087	0	(25)	0	(25)

Consolidated Schedule of Investments PIMCO Global Core Asset Allocation Fund (Cont.)	June 30, 2025 (Unaudited)

TOR	Receive	NDUEACWF Index	22,000	4.770% (FEDL01 plus a specified spread)	Monthly	10/01/2025	11,040	0	(39)	0	(39)

$0	$(74)	$70	$(144)

Total Swap Agreements	$(752)	$703	$124	$(173)

(l)

Securities with an aggregate market value of $602 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$23	$0	$23
Industrials	0	604	0	604
U.S. Government Agencies	0	49,166	0	49,166
U.S. Treasury Obligations	0	12,231	0	12,231
Non-Agency Mortgage-Backed Securities	0	6,608	0	6,608
Asset-Backed Securities
Automobile Sequential	0	2,881	0	2,881
Home Equity Other	0	8,784	0	8,784
Home Equity Sequential	0	5,178	0	5,178
Manufacturing House ABS Other	0	344	0	344
Whole Loan Collateral	0	2,202	0	2,202
Other ABS	0	7,246	0	7,246
Sovereign Issues	0	18,956	0	18,956
Short-Term Instruments
Mutual Funds	0	4,074	0	4,074
U.S. Treasury Bills	0	857	0	857

$0	$119,154	$0	$119,154
Investments in Affiliates, at Value
Mutual Funds	117,791	0	0	117,791
Short-Term Instruments
Central Funds Used for Cash Management Purposes	99,504	0	0	99,504

$217,295	$0	$0	$217,295

Total Investments	$217,295	$119,154	$0	$336,449

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,744)	$0	$(6,744)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	217	323	0	540
Over the counter	0	7,550	0	7,550

$217	$7,873	$0	$8,090
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(64)	(500)	0	(564)
Over the counter	0	(3,118)	0	(3,118)

$(64)	$(3,618)	$0	$(3,682)

Total Financial Derivative Instruments	$153	$4,255	$0	$4,408

Totals	$217,448	$116,665	$0	$334,113

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO GNMA and Government Securities Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 249.6% ¤
CORPORATE BONDS & NOTES 0.0%
BANKING & FINANCE 0.0%
Preferred Term Securities Ltd. 5.417% (US0003M + 0.860%) due 07/03/2033 ~	$46	$46

Total Corporate Bonds & Notes (Cost $39)		46

U.S. GOVERNMENT AGENCIES 242.3%
Fannie Mae
0.000% due 10/25/2042 - 10/25/2045 •	377	243
0.000% due 06/25/2043 •(a)	1,037	68
0.200% due 02/25/2043 •(a)	316	2
0.573% due 11/25/2040 •(a)	2,444	158
1.500% due 04/25/2028	4,290	4,158
1.580% due 07/25/2044 ~(a)	155	6
1.580% due 11/25/2049 •(a)	287	38
1.646% due 07/25/2052 ~(a)	161	8
1.664% due 10/25/2046 ~(a)	54	2
1.730% due 08/25/2042 •(a)	383	33
1.780% due 11/25/2044 - 06/25/2048 •(a)	3,997	486
1.852% due 04/25/2046 ~(a)	116	6
1.880% due 07/25/2044 ~(a)	214	12
1.887% due 09/25/2045 ~(a)	113	5
2.011% due 08/25/2044 ~(a)	121	8
2.026% due 04/25/2055 ~(a)	257	13
2.053% due 07/25/2045 ~(a)	653	39
2.067% due 01/25/2045 ~(a)	122	7
2.081% due 03/25/2045 ~(a)	340	19
2.086% due 08/25/2054 ~(a)	235	12
2.301% due 08/25/2055 ~(a)	165	9
2.349% due 01/25/2031 ~(a)	583	34
2.500% due 02/25/2051 (a)	3,232	545
3.000% due 03/25/2043 - 05/01/2058	3,351	2,895
3.000% due 04/25/2043 - 12/25/2048 (a)	826	102
3.045% due 04/01/2029	892	859
3.147% due 01/01/2048 •	3,461	3,380
3.500% due 08/01/2032 - 01/01/2059	9,983	8,979
3.500% due 08/25/2043 - 04/25/2046 (a)	158	20
3.506% due 08/01/2049 •	816	846
3.575% due 02/01/2026	1,000	992
3.720% due 04/25/2042 ~	248	238
3.750% due 02/01/2029	3,700	3,649
3.820% due 01/01/2029	736	730
4.000% due 06/01/2033 - 07/01/2034	562	553
4.000% due 06/25/2044 (a)	23	1
4.140% due 04/01/2028	780	782
4.164% due 10/25/2040 ~	364	367
4.374% due 02/01/2028 ~	1,998	2,005
4.385% due 04/01/2033	828	822
4.440% due 06/01/2033	2,000	1,988
4.490% due 04/01/2033	1,600	1,599
4.500% due 09/01/2028 - 09/01/2048	3,737	3,718
4.550% due 05/01/2028	100	102
4.580% due 08/01/2033	1,000	1,006
4.590% due 06/01/2033	1,843	1,853
4.590% due 06/01/2033 (g)	8,060	8,095
4.645% due 11/25/2031 ~	1,550	1,565
4.656% due 05/25/2042 ~	454	453
4.680% due 06/01/2030 (g)	11,283	11,421
4.700% due 04/01/2033	2,037	2,038
4.720% due 12/25/2047 •	3,834	3,733
4.764% due 03/25/2042 ~	396	391
4.770% due 12/01/2029	674	685
4.870% due 02/25/2049 •	171	167
4.900% due 10/01/2028	355	363
4.990% due 03/01/2031	985	1,008
5.000% due 12/01/2035	2	2
5.060% due 11/01/2034 (g)	6,548	6,753
5.070% due 09/01/2033	827	855
5.115% due 05/25/2042 ~	754	748
5.120% due 10/25/2037 •	578	578
5.150% due 01/25/2051 •	14,507	14,516
5.246% due 01/25/2042 ~	896	867

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

5.260% due 06/01/2031 «(c)	1,221	1,263
5.300% due 09/01/2038	929	974
5.320% due 10/01/2043	191	196
5.410% due 12/01/2031 - 05/01/2034	10,366	10,878
5.500% due 12/01/2032 - 10/01/2038	105	106
5.570% due 10/01/2028	432	446
5.610% due 10/01/2028	883	912
5.700% due 08/01/2030	930	985
5.810% due 06/01/2031 (g)	13,800	14,321
5.820% due 11/01/2033	1,230	1,332
5.850% due 11/01/2028	2,303	2,418
5.870% due 12/01/2033	1,500	1,631
5.960% due 11/01/2033	539	587
6.000% due 04/01/2032 - 10/01/2048	10	10
6.010% due 07/01/2028	1,141	1,195
6.345% due 09/01/2041 •	100	103
6.500% due 04/25/2038 (a)	42	10
6.660% due 04/01/2030	1,987	2,134
6.665% due 02/01/2042 •	60	62
6.679% due 01/01/2036 •	166	172
6.736% due 05/01/2035 •	92	95
7.007% due 10/01/2037 •	999	1,036
7.018% due 05/01/2038 •	558	579
Freddie Mac
0.000% due 05/15/2033 - 10/15/2058 (b)(e)	4,959	3,216
0.000% due 05/15/2041 •	3,527	3,369
0.218% due 10/15/2035 •	330	302
0.461% due 05/15/2035 •	452	448
1.250% due 12/15/2044	6,959	5,837
1.500% due 03/15/2028	2,149	2,082
1.641% due 10/15/2037 ~(a)	46	2
1.774% due 05/15/2037 ~(a)	36	2
1.800% due 05/15/2044	4,255	4,128
1.926% due 10/15/2037 ~(a)	22	1
2.000% due 11/25/2050 (a)	2,477	337
2.003% due 03/15/2037 ~(a)	49	3
2.137% due 11/15/2036 ~(a)	129	8
2.192% due 08/15/2041 ~(a)	43	2
2.200% due 11/15/2038 ~(a)	140	8
2.206% due 02/15/2038 ~(a)	83	5
2.270% due 10/15/2041 ~(a)	92	5
2.290% due 06/15/2038 ~(a)	107	7
2.500% due 08/15/2027 - 10/15/2052 (a)	18,936	2,917
2.591% due 08/15/2036 ~(a)	61	4
2.862% due 07/25/2054 ~	8,000	7,506
3.000% due 10/01/2026 - 12/25/2046	12,618	11,880
3.000% due 11/15/2027 - 06/25/2050 (a)	23,485	3,647
3.050% due 03/01/2032	1,771	1,624
3.332% due 02/15/2027 •(a)	52	1
3.500% due 01/15/2043 - 04/25/2050 (a)	28,553	6,012
3.500% due 12/25/2046 - 03/01/2049	2,906	2,588
3.841% due 01/01/2050 •	780	765
4.000% due 07/15/2034 - 11/15/2042 (a)	1,537	219
4.000% due 04/01/2041 - 01/01/2049	9,826	9,385
4.228% due 10/25/2034 ~	10,212	10,050
4.400% due 06/01/2030	618	617
4.453% due 07/25/2033 ~	456	432
4.500% due 01/01/2036 - 11/01/2048	827	806
4.660% due 01/25/2031	3,300	3,342
4.814% due 10/15/2037 - 04/15/2038 •	2,001	1,976
4.918% due 06/15/2042 •	533	528
4.970% due 01/25/2050 •	140	136
5.000% due 07/01/2033 - 03/01/2049	1,270	1,271
5.500% due 09/01/2034 - 03/01/2041	95	98
6.700% due 05/01/2031 •	3	3
6.787% due 10/01/2039 •	589	611
7.212% due 11/01/2036 •	242	251
7.311% due 11/01/2041 •	631	660
7.342% due 09/01/2034 •	267	275
7.500% due 08/15/2029 (a)	1	0
Ginnie Mae
0.000% due 03/20/2034 - 12/20/2040 (b)(e)	1,908	1,628
0.000% due 10/16/2042 - 08/16/2052 ~(a)	4,767	0
0.000% due 05/20/2043 - 09/20/2045 •	941	540
0.086% due 06/20/2042 ~(a)	192	10
0.092% due 11/20/2045 ~(a)	192	8
0.136% due 06/20/2042 ~(a)	177	9
0.137% due 09/20/2045 ~(a)	297	12
0.143% due 12/20/2045 ~(a)	100	4
0.208% due 06/20/2043 ~(a)	184	9
0.213% due 08/20/2045 ~(a)	104	4
0.750% due 11/16/2051 ~(a)	14	0
1.618% due 09/20/2049 •(a)	1,650	207
1.868% due 10/20/2050 •(a)	1,992	292
2.000% due 10/20/2050 - 02/20/2051 (a)	35,611	4,112
2.500% due 09/20/2027 - 12/20/2051 (a)	33,170	4,876

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

2.500% due 06/15/2043 - 02/20/2063	22,673	19,152
2.500% due 03/20/2051 - 09/20/2051 (g)	108,986	92,486
3.000% due 11/20/2026 - 03/20/2052	68,539	58,850
3.000% due 01/20/2029 - 09/20/2051 (a)	34,889	5,468
3.000% due 05/20/2048 - 04/20/2055 (g)	77,976	68,764
3.150% due 11/20/2042 - 12/20/2042	382	341
3.250% due 05/15/2042	438	403
3.500% due 11/20/2034 - 12/20/2068	121,770	111,015
3.500% due 08/20/2042 - 09/20/2046 (a)	2,179	273
3.500% due 11/20/2045 - 02/20/2053 (g)	77,405	70,475
3.500% due 01/20/2069 ~	2,777	2,690
3.750% due 06/20/2045 - 12/20/2045	2,594	2,406
3.814% due 01/20/2031 ~	116	115
4.000% due 09/20/2038 - 08/20/2062	30,996	29,044
4.000% due 10/20/2043 (a)	43	5
4.050% due 04/15/2040 - 11/15/2040	744	706
4.500% due 04/15/2030 - 08/20/2062	52,843	51,388
4.500% due 08/20/2041 (g)	6,400	6,353
4.500% due 08/20/2045 (a)	3,520	690
4.625% due 08/20/2045 •	101	104
4.682% due 12/20/2050 •	2,247	2,087
4.739% due 11/20/2036 •	8,707	8,600
4.789% due 06/20/2036 •	6,081	6,012
4.875% due 06/20/2038 •	28	28
4.875% due 08/15/2039 - 10/15/2040	222	220
4.952% due 02/20/2074 •	6,518	6,509
4.995% due 03/20/2058 •	178	179
5.000% due 12/20/2032 - 10/20/2062	16,818	16,695
5.026% due 09/20/2062 •	2	2
5.046% due 05/20/2069 •	698	698
5.052% due 03/20/2071 •	243	243
5.092% due 04/20/2074 •	965	965
5.102% due 04/20/2073 •	1,797	1,804
5.126% due 08/20/2061 •	5	5
5.146% due 10/20/2065 •	1	1
5.202% due 07/20/2073 - 07/20/2074 •	55,578	55,856
5.246% due 06/20/2066 •	197	197
5.250% due 05/15/2033 - 10/15/2033	156	156
5.272% due 08/20/2073 •	4,861	4,908
5.302% due 03/20/2073 •	21,464	21,544
5.326% due 04/20/2066 •	1,082	1,086
5.380% due 08/15/2034	39	40
5.402% due 05/20/2073 •	8,352	8,482
5.452% due 05/20/2073 •	1,440	1,455
5.475% due 06/15/2035	108	111
5.496% due 07/20/2070 - 08/20/2070 •	88,055	89,000
5.500% due 06/20/2032 - 01/20/2049	4,113	4,163
5.520% due 06/15/2034 - 02/15/2035	118	122
5.530% due 05/15/2035	69	71
5.570% due 03/15/2035	56	56
5.625% due 02/20/2030 - 01/20/2034 •	89	90
5.680% due 12/15/2034	113	118
5.696% due 09/20/2070 - 01/20/2071 •	60,300	61,315
5.720% due 12/15/2034	46	48
5.746% due 09/20/2063 •	75	76
5.750% due 09/15/2033	6	6
5.802% due 08/20/2071 •	1,970	2,013
5.820% due 04/15/2034 - 12/15/2034	123	128
5.870% due 10/15/2034	51	53
5.875% due 10/15/2033	76	76
5.930% due 10/15/2034	37	38
5.970% due 08/15/2034	47	49
6.000% due 04/15/2027 - 09/20/2053	8,546	8,781
6.000% due 08/20/2053 (g)	19,278	19,908
6.020% due 01/15/2034	55	57
6.075% due 01/15/2034	78	78
6.183% due 04/20/2061 •	25	25
6.250% due 01/15/2029 - 03/15/2029	15	15
6.500% due 02/15/2026 - 07/20/2054	5,693	5,845
6.539% due 12/20/2070 •	3,728	3,812
6.700% due 07/20/2026	3	3
7.000% due 11/20/2025 - 12/20/2062	9,805	10,005
7.250% due 01/15/2027	1	1
7.500% due 10/15/2025 - 10/15/2035	104	104
8.000% due 05/20/2027 - 07/15/2031	92	93
8.500% due 12/15/2029 - 12/15/2030	6	6
Ginnie Mae, TBA
2.000% due 07/01/2055 - 08/01/2055	284,000	231,353
2.500% due 08/01/2055	101,900	86,590
3.000% due 07/01/2055 - 08/01/2055	274,850	243,103
3.500% due 07/01/2055	58,000	52,738
4.000% due 08/01/2055	138,950	129,187
4.500% due 07/01/2055	60,770	58,179
5.000% due 07/01/2055 - 08/01/2055	101,450	99,676
5.500% due 07/01/2055	63,100	63,203
6.000% due 07/01/2055 - 08/01/2055	28,000	28,396

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

6.500% due 08/01/2055 - 09/01/2055	65,500	67,093
Uniform Mortgage-Backed Security
1.500% due 12/01/2050 - 06/01/2051	413	313
2.000% due 07/01/2028 - 06/01/2037	9,564	8,786
2.000% due 11/01/2036 (g)	12,810	11,712
2.500% due 01/01/2028 - 04/01/2052	32,706	27,427
2.500% due 10/01/2040 (g)	8,097	7,312
3.000% due 10/01/2026 - 02/01/2052	37,892	34,548
3.000% due 02/01/2040 - 07/01/2051 (g)	72,289	63,715
3.500% due 02/01/2030 - 03/01/2052	33,361	30,846
3.500% due 07/01/2043 - 04/01/2047 (g)	36,938	34,599
4.000% due 05/01/2033 - 07/01/2053	32,032	30,817
4.000% due 10/01/2048 (g)	7,966	7,539
4.500% due 01/01/2026 - 07/01/2053	12,141	11,842
4.500% due 10/01/2052 (g)	16,201	15,533
5.000% due 04/01/2027 - 09/01/2053	10,068	9,940
5.500% due 11/01/2039 - 09/01/2053	5,512	5,569
5.500% due 03/01/2054 - 01/01/2055 (g)	144,733	144,817
6.000% due 07/01/2036 - 07/01/2054	22,994	23,505
6.000% due 07/01/2053 - 02/01/2054 (g)	79,133	80,948
6.500% due 11/01/2053 - 04/01/2055	120,283	124,356
6.500% due 09/01/2054 - 02/01/2055 (g)	19,998	20,679
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2040	600	549
3.500% due 07/01/2040	7,400	7,142
4.000% due 07/01/2055	26,443	24,591
4.500% due 07/01/2040	8,700	8,646
5.000% due 07/01/2040 - 08/01/2055	36,450	35,965
5.500% due 07/01/2040	5,000	5,091
6.000% due 07/01/2055 - 08/01/2055	165,835	168,380
6.500% due 07/01/2055	74,500	76,931
7.000% due 08/01/2055 - 09/01/2055	6,400	6,713

Total U.S. Government Agencies (Cost $3,255,055)		3,191,252

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.5%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	390	392
Bear Stearns Structured Products, Inc. Trust 5.062% due 01/26/2036 ~	531	378
Citigroup Mortgage Loan Trust 6.500% due 06/25/2054 ~	1,810	1,846
Credit Suisse First Boston Mortgage Securities Corp. 5.063% due 03/25/2032 ~	4	4
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	1,054	863
4.699% due 05/27/2053 ~	1,425	1,274
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043	8,344	8,165
JP Morgan Mortgage Trust
3.000% due 05/25/2052 ~	6,212	5,311
5.334% due 12/25/2049 •	554	530
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	1,503	1,385
4.250% due 09/29/2046 «	3,062	2,806
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	2,128	2,032
MFA Trust 1.381% due 04/25/2065 ~	1,344	1,305
Mortgage Equity Conversion Asset Trust
4.460% due 02/25/2042 •	886	874
10.000% due 05/25/2042 •	4,053	3,388
Structured Asset Mortgage Investments Trust 5.092% due 09/19/2032 •	2	2
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,809	1,645
2.710% due 01/25/2060 ~	1,234	1,186

Total Non-Agency Mortgage-Backed Securities (Cost $35,917)		33,386

ASSET-BACKED SECURITIES 3.6%
AUTOMOBILE ABS OTHER 0.0%
Carvana Auto Receivables Trust 4.550% due 01/10/2028	364	362

HOME EQUITY OTHER 0.1%
Centex Home Equity Loan Trust 4.734% due 01/25/2032 •	5	4
Home Equity Asset Trust 5.034% due 11/25/2032 •	3	2

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

RCKT Mortgage Trust 6.025% due 02/25/2044 ~	409	412

		418

OTHER ABS 3.5%
Anchorage Capital CLO Ltd. 5.969% due 04/20/2037 •	3,700	3,708
Apex Credit CLO Ltd. 6.069% due 04/20/2036 •	2,000	2,006
Ares CLO Ltd. 5.600% due 04/17/2033 •	3,500	3,511
Benefit Street Partners CLO Ltd. 5.619% due 04/20/2034 •	4,000	4,006
BlueMountain CLO Ltd. 5.472% due 10/25/2030 •	1,980	1,982
Bryant Park Funding Ltd. 5.876% due 04/15/2037 •	2,000	2,006
Cathedral Lake Ltd. 5.751% due 01/20/2035 •	1,000	1,001
Diameter Capital CLO Ltd.
5.866% due 04/15/2037 •	2,600	2,608
6.086% due 01/15/2037 •	3,300	3,315
Dryden Senior Loan Fund 5.419% due 10/19/2029 •	1,781	1,783
Generate CLO Ltd. 6.099% due 10/20/2036 •	1,300	1,320
KKR CLO Ltd. 5.701% due 02/09/2035 •	1,800	1,801
Magnetite Ltd. 5.406% due 10/15/2031 •	703	703
Marble Point CLO Ltd. 5.469% due 01/20/2032 •	408	408
Palmer Square CLO Ltd.
5.371% due 05/21/2034 •	6,360	6,349
5.592% due 04/20/2035 •	1,100	1,102
Sound Point CLO 5.688% due 07/15/2034 •	500	501
Sycamore Tree CLO Ltd. 5.949% due 01/20/2037 •	2,900	2,933
TCW CLO Ltd. 5.861% due 01/16/2037 •	1,200	1,202
Trinitas CLO Ltd. 5.652% due 04/25/2033 •	2,900	2,904
Voya CLO Ltd. 5.469% due 07/20/2032 •	903	905

		46,054

Total Asset-Backed Securities (Cost $46,698)		46,834

	SHARES
SHORT-TERM INSTRUMENTS 1.2%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	572,217	572

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 1.2%
4.333% due 07/31/2025 - 10/21/2025 (d)(e)(i)(k)	15,600	15,461

Total Short-Term Instruments (Cost $16,034)		16,033

Total Investments in Securities (Cost $3,353,743)		3,287,551

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	6,075,945	59,161

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $59,154)	59,161

Total Investments in Affiliates (Cost $59,154)	59,161

Total Investments 254.1% (Cost $3,412,897)	$3,346,712
Financial Derivative Instruments (h)(j) 0.8%(Cost or Premiums, net $13,971)	10,441
Other Assets and Liabilities, net (154.9)%	(2,039,942)

Net Assets 100.0%	$1,317,211

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

SAL	4.460%	06/26/2025	07/14/2025		$(649,443)	$(649,846)

Total Reverse Repurchase Agreements						$(649,846)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (86.1)%
Uniform Mortgage-Backed Security, TBA		1.500%	07/01/2040	$1,000	$(874)	$(889)
Uniform Mortgage-Backed Security, TBA		2.000	07/01/2040	15,900	(14,493)	(14,533)
Uniform Mortgage-Backed Security, TBA		2.000	08/01/2040	5,200	(4,746)	(4,755)
Uniform Mortgage-Backed Security, TBA		2.000	07/01/2055	24,800	(19,555)	(19,638)
Uniform Mortgage-Backed Security, TBA		2.000	08/01/2055	5,000	(3,933)	(3,961)
Uniform Mortgage-Backed Security, TBA		2.500	07/01/2039	1,625	(1,493)	(1,518)
Uniform Mortgage-Backed Security, TBA		2.500	08/01/2055	71,250	(58,650)	(59,098)
Uniform Mortgage-Backed Security, TBA		3.000	07/01/2040	10,800	(10,152)	(10,299)
Uniform Mortgage-Backed Security, TBA		3.000	07/01/2055	73,800	(62,766)	(63,870)
Uniform Mortgage-Backed Security, TBA		3.000	08/01/2055	210,800	(178,671)	(182,388)
Uniform Mortgage-Backed Security, TBA		3.500	08/01/2055	177,400	(158,704)	(159,689)
Uniform Mortgage-Backed Security, TBA		4.000	07/01/2055	37,943	(35,036)	(35,286)
Uniform Mortgage-Backed Security, TBA		4.000	08/01/2055	187,443	(172,506)	(174,278)
Uniform Mortgage-Backed Security, TBA		4.500	08/01/2055	15,577	(14,867)	(14,895)
Uniform Mortgage-Backed Security, TBA		5.500	08/01/2055	276,300	(274,454)	(276,053)
Uniform Mortgage-Backed Security, TBA		6.500	07/01/2055	76,500	(78,583)	(78,996)
Uniform Mortgage-Backed Security, TBA		6.500	08/01/2055	33,100	(34,000)	(34,130)

Total Short Sales (86.1)%					$(1,123,483)	$(1,134,276)

(g)					Securities with an aggregate market value of $679,408 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(513,665) at a weighted average interest rate of 4.468%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2025	1,691	$189,603	$3,162		$529	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2025	113	$(23,507)	$(104)		$0	$(6)

Total Futures Contracts							$3,058		$529	$(6)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	03/19/2026	$314,900	$2,991	$(190)	$2,801	$0	$(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	26,200	(609)	262	(347)	10	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	28,400	558	(790)	(232)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	30,600	(993)	91	(902)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	275,410	(15,519)	9,510	(6,009)	417	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	137,400	5,550	(5,219)	331	0	(254)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	70,800	500	(1,527)	(1,027)	0	(150)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	23,000	(616)	205	(411)	59	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	77,600	4,387	(3,348)	1,039	0	(260)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	64,600	2,235	(2,755)	(520)	0	(235)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	25,600	(275)	199	(76)	0	(99)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	5,700	374	(154)	220	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	17,600	741	(81)	660	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	8,700	1,175	(96)	1,079	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	8,300	513	109	622	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	8,200	(97)	734	637	0	(63)

Total Swap Agreements						$915	$(3,050)	$(2,135)	$486	$(1,353)

(i)	Securities with an aggregate market value of $511 and cash of $31,542 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.000%	08/29/2025	284,700	$111	$3
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	5.000	09/11/2025	30,000	81	2
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.098	02/06/2035	2,900	258	230

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	2,900	258	278
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	3,600	319	306
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	3,600	319	331
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	3,500	314	322
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	3,500	314	307
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	18,500	37	0
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	87,400	26	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/24/2025	47,000	37	0
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/25/2025	105,200	174	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/31/2025	28,300	38	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/08/2025	225,000	337	19
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	11/03/2025	18,400	31	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	7,200	640	622
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	7,200	640	655
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	3,800	348	373
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	3,800	348	321
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	3,900	351	366
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	3,900	351	337
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	5,600	501	511
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	5,600	501	494
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/16/2025	43,400	43	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2026	51,000	21	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	27,400	90	44
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	4,200	365	328
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	4,200	365	404
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	08/22/2025	20,000	254	1
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	39,000	253	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	3,900	345	336
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	3,900	345	354
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	3,800	340	344
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	3,800	340	336
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	3,900	351	335
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	3,900	351	358
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	39,000	76	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/30/2025	174,200	96	10
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.081	12/08/2025	17,000	206	108
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	17,000	349	283
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	17,000	349	123
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	26,200	68	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/16/2025	26,100	70	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/26/2025	33,900	122	5
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	18,500	127	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	16,700	257	86

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/22/2025	20,000	37	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/22/2025	20,000	123	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	11/03/2025	20,200	134	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	16,200	1,447	1,456
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	8,100	732	725

							$13,990	$11,120

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		$95.359	07/07/2025		$12,000	$36	$0
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055		98.719	09/08/2025		12,500	23	5
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		94.844	07/07/2025		12,500	41	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		95.289	07/07/2025		12,500	36	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 07/01/2055		97.281	07/07/2025		12,500	20	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 07/01/2055		97.352	07/07/2025		12,500	22	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 08/01/2055		96.695	08/06/2025		12,000	38	3
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 09/01/2055		96.738	09/08/2025		17,500	55	16
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055		98.277	08/06/2025		12,500	25	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055		98.508	08/06/2025		12,000	23	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055		98.559	08/06/2025		12,000	16	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055		98.629	08/06/2025		12,500	16	1
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055		99.156	09/08/2025		17,500	20	11
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		98.438	07/07/2025		12,500	39	11
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		98.434	07/07/2025		12,000	42	10

							$452	$60

Total Purchased Options							$14,442	$11,180

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943%	07/07/2025	12,300	$(36)	$0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/07/2025	13,600	(41)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.236	08/06/2025	8,900	(16)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.368	08/06/2025	8,900	(25)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	08/29/2025	12,500	(111)	(149)
BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.215	08/06/2025	10,000	(38)	(1)
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/16/2025	43,400	(21)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.980	07/03/2025	21,000	(90)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.245	07/07/2025	8,700	(39)	(1)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.270	08/06/2025	8,600	(16)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.287	08/06/2025	8,400	(23)	(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.257	09/08/2025	9,300	(23)	(5)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	07/07/2025	11,800	(36)	0

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.984	07/07/2025	7,900	(20)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	07/07/2025	8,800	(22)	0
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.106	09/08/2025	11,700	(20)	(12)
MYC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.453	09/30/2025	12,700	(96)	(129)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.395	07/07/2025	8,100	(43)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.317	09/08/2025	12,600	(55)	(14)

$(771)	$(315)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 09/01/2055	$96.719	09/08/2025	$15,000	$(56)	$(63)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2055	91.438	07/07/2025	12,000	(65)	(1)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2055	91.438	07/07/2025	27,000	(144)	(3)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	94.813	07/07/2025	36,500	(143)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	98.813	07/07/2025	36,500	(125)	(10)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	92.469	07/07/2025	8,000	(44)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	8,000	(38)	(3)

$(615)	$(80)

Total Written Options	$(1,386)	$(395)

(k)

Securities with an aggregate market value of $228 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$46	$0	$46
U.S. Government Agencies	0	3,189,989	1,263	3,191,252
Non-Agency Mortgage-Backed Securities	0	27,163	6,223	33,386
Asset-Backed Securities
Automobile ABS Other	0	362	0	362
Home Equity Other	0	418	0	418
Other ABS	0	46,054	0	46,054
Short-Term Instruments
Mutual Funds	0	572	0	572
U.S. Treasury Bills	0	15,461	0	15,461

$0	$3,280,065	$7,486	$3,287,551
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$59,161	$0	$0	$59,161

Total Investments	$59,161	$3,280,065	$7,486	$3,346,712

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,134,276)	$0	$(1,134,276)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,015	0	1,015
Over the counter	0	11,180	0	11,180

$0	$12,195	$0	$12,195
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,359)	0	(1,359)
Over the counter	0	(395)	0	(395)

$0	$(1,754)	$0	$(1,754)

Total Financial Derivative Instruments	$0	$10,441	$0	$10,441

Totals	$59,161	$2,156,230	$7,486	$2,222,877

Schedule of Investments PIMCO GNMA and Government Securities Fund (Cont.)	June 30, 2025 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO High Yield Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 2.8%
ABG Intermediate Holdings LLC
6.577% (TSFR1M + 2.250%) due 12/21/2028 ~	$4,987	$4,991
6.577% (TSFR1M + 2.250%) due 02/13/2032 ~	2,918	2,916
Amentum Government Services Holdings LLC 6.577% (TSFR1M + 2.250%) due 09/29/2031 ~	3,322	3,322
B&G Foods, Inc. 7.827% (TSFR1M + 3.500%) due 10/10/2029 ~	15,599	14,300
Barnes Group, Inc. 7.327% (TSFR1M + 3.000%) due 01/27/2032 ~	6,185	6,202
Bausch & Lomb Corp. 8.571% (TSFR1M + 4.250%) due 06/26/2030 ~	1,725	1,730
Charlotte Buyer, Inc. 8.564% (TSFR1M + 4.250%) due 02/11/2028 ~	7,880	7,891
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	2,674	2,668
7.750% due 12/09/2031	27,200	27,506
Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	88	88
7.577% (TSFR1M + 3.250%) due 04/01/2032 ~	5,037	5,023
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ	4,000	4,094
Cotiviti Corp. 7.074% (TSFR1M + 2.750%) due 05/01/2031 ~	7,880	7,853
DirecTV Financing LLC 9.791% (TSFR3M + 5.250%) due 08/02/2029 ~	8,044	7,997
Endure Digital, Inc. 7.927% (TSFR1M + 3.500%) due 02/10/2028 «~	746	574
Forward Air Corp. 8.780% (TSFR3M + 4.500%) due 12/19/2030 ~	5,653	5,628
GFL Environmental, Inc. 6.824% (TSFR3M + 2.500%) due 03/03/2032 ~	1,875	1,878
Gray Television, Inc. 9.574% (TSFR1M + 5.250%) due 06/04/2029 ~	4,433	4,438
LC AHAB U.S. Bidco LLC 7.327% (TSFR1M + 3.000%) due 05/01/2031 ~	1,730	1,731
McAfee LLC 7.316% (TSFR1M + 3.000%) due 03/01/2029 ~	8,150	7,932
Polaris Newco LLC 8.291% (TSFR3M + 3.750%) due 06/02/2028 ~	8,104	7,909
Stepstone Group MidCo 2 GmbH 8.608% - 8.651% (TSFR3M + 4.500%) due 12/19/2031	31,500	30,634
Syniverse Holdings, Inc. 11.296% (TSFR3M + 7.000%) due 05/13/2027 ~	3,879	3,693
TransDigm, Inc.
6.796% (TSFR3M + 2.500%) due 02/28/2031 ~	10,200	10,230
7.046% (TSFR3M + 2.750%) due 03/22/2030 ~	2,794	2,808
Twitter, Inc. 10.927% (TSFR1M + 6.500%) due 10/26/2029 ~	20,470	20,024
USI, Inc. 6.546% (TSFR3M + 2.250%) due 09/29/2030 ~	7,905	7,893
Varsity Brands, Inc. 7.830% (TSFR3M + 3.500%) due 08/26/2031 ~	7,905	7,914
Virgin Media Bristol LLC 7.676% (TSFR1M + 3.250%) due 01/31/2029 ~	12,925	12,829
Voyager Parent LLC TBD% due 05/09/2032	3,300	3,271

Total Loan Participations and Assignments (Cost $226,254)		225,967

CORPORATE BONDS & NOTES 81.6%
BANKING & FINANCE 13.1%
Acrisure LLC 6.750% due 07/01/2032	7,650	7,765
Alamo Re Ltd.
12.058% due 06/07/2027 ~	2,100	2,191
15.544% due 06/08/2026 ~	2,100	2,182
Alliant Holdings Intermediate LLC
6.500% due 10/01/2031	20,550	20,958
6.750% due 04/15/2028	3,000	3,052
7.000% due 01/15/2031	16,425	17,003
Allied Universal Holdco LLC
4.625% due 06/01/2028	9,575	9,299

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

6.875% due 06/15/2030	17,175	17,424
Ally Financial, Inc.
6.700% due 02/14/2033	1,000	1,042
8.000% due 11/01/2031	3,000	3,393
AmWINS Group, Inc.
4.875% due 06/30/2029	5,225	5,081
6.375% due 02/15/2029	7,450	7,598
Armor RE Ltd. 14.558% due 05/07/2031 ~	750	777
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031	5,625	5,852
Bayou Re Ltd. 22.808% due 04/30/2031 ~	250	269
BNP Paribas SA 8.500% due 08/14/2028 •(e)(g)	8,000	8,480
Boost Newco Borrower LLC 7.500% due 01/15/2031	12,300	13,065
Bread Financial Holdings, Inc. 8.375% due 06/15/2035 •	2,875	2,897
Brookfield Property REIT, Inc. 4.500% due 04/01/2027	519	505
Burford Capital Global Finance LLC 9.250% due 07/01/2031	31,025	32,691
Cape Lookout Re Ltd. 11.194% due 03/13/2032 ~	850	854
Charles River Re Ltd. 11.044% due 05/10/2031 •	250	254
Clue Opco LLC 9.500% due 10/15/2031	4,425	4,695
Coinbase Global, Inc. 3.375% due 10/01/2028	14,143	13,270
Credit Acceptance Corp. 9.250% due 12/15/2028	3,075	3,259
CTR Partnership LP 3.875% due 06/30/2028	10,000	9,553
Encore Capital Group, Inc.
8.500% due 05/15/2030	20,825	22,354
9.250% due 04/01/2029	6,325	6,734
Everglades Re Ltd.
14.794% due 05/13/2027 ~	1,100	1,148
15.794% due 05/13/2031 ~	1,100	1,143
17.044% due 05/13/2031 ~	630	653
Fortitude Group Holdings LLC 6.250% due 04/01/2030	1,000	1,029
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	6,000	5,971
5.875% due 04/15/2033	4,875	4,818
7.000% due 05/01/2031	16,515	17,112
Freedom Mortgage Corp.
6.625% due 01/15/2027	6,900	6,917
7.625% due 05/01/2026	4,000	4,004
12.000% due 10/01/2028	10,425	11,218
12.250% due 10/01/2030	18,375	20,391
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032	400	405
9.125% due 05/15/2031	8,900	9,185
9.250% due 02/01/2029	6,400	6,652
GGAM Finance Ltd. 6.875% due 04/15/2029	6,021	6,240
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	6,100	5,990
Greengrove RE Ltd. 12.044% due 04/08/2032 ~	300	300
Greystar Real Estate Partners LLC 7.750% due 09/01/2030	5,600	5,948
Highwoods Realty LP 3.050% due 02/15/2030	1,700	1,553
HUB International Ltd. 7.250% due 06/15/2030	16,950	17,726
Hudson Pacific Properties LP
3.250% due 01/15/2030	3,850	3,152
5.950% due 02/15/2028	5,500	5,368
Icahn Enterprises LP
5.250% due 05/15/2027	2,825	2,740
6.250% due 05/15/2026	10,140	10,076
10.000% due 11/15/2029	1,300	1,289
Integrity RE Ltd.
14.044% due 06/06/2027 ~	250	252
16.544% due 06/06/2028 ~	250	252
29.794% due 06/06/2027 ~	300	302
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/2032	3,605	3,462
Iron Mountain, Inc.
4.500% due 02/15/2031	5,925	5,650
4.875% due 09/15/2027	13,196	13,130
4.875% due 09/15/2029	16,050	15,780

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

5.250% due 07/15/2030		1,900	1,875
5.625% due 07/15/2032		394	391
6.250% due 01/15/2033		7,650	7,871
Jane Street Group
6.750% due 05/01/2033		17,675	18,185
7.125% due 04/30/2031		40,750	42,905
Jefferson Capital Holdings LLC 9.500% due 02/15/2029		4,825	5,106
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027		6,100	6,018
4.750% due 06/15/2029		2,075	2,022
7.000% due 07/15/2031		6,450	6,749
LFS Topco LLC 5.875% due 10/15/2026		7,800	7,804
Longleaf Pine Re Ltd. 21.794% due 05/27/2031 ~		1,150	1,186
MMIFS Re Ltd. 5.548% due 01/10/2033 ~	CAD	250	184
MPT Operating Partnership LP 8.500% due 02/15/2032		$9,650	10,107
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		5,000	5,085
5.500% due 08/15/2028		11,000	10,935
5.750% due 11/15/2031		9,675	9,834
6.500% due 08/01/2029		15,440	15,781
7.125% due 02/01/2032		11,450	11,901
Nature Coast Re Ltd. 14.044% due 04/10/2033 ~		250	251
Navient Corp.
5.000% due 03/15/2027		6,875	6,852
5.500% due 03/15/2029		9,050	8,870
6.750% due 06/15/2026		424	429
9.375% due 07/25/2030		1,700	1,876
Newmark Group, Inc. 7.500% due 01/12/2029		35,575	37,661
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		3,925	3,746
6.950% due 09/15/2026		4,650	4,707
7.050% due 09/15/2028		10,395	10,628
OneMain Finance Corp.
3.500% due 01/15/2027		9,475	9,282
4.000% due 09/15/2030		9,600	8,865
5.375% due 11/15/2029		9,000	8,859
6.625% due 01/15/2028		8,075	8,344
6.625% due 05/15/2029		13,650	14,036
7.125% due 11/15/2031		7,575	7,887
7.500% due 05/15/2031		15,725	16,442
9.000% due 01/15/2029		22,975	24,108
Orange Capital RE DAC 8.323% due 01/17/2029 ~	EUR	250	294
Oxford Finance LLC 6.375% due 02/01/2027		$13,314	13,397
Palm RE Ltd.
12.058% due 06/07/2032 ~		250	250
13.794% due 06/09/2031 ~		250	256
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		7,650	5,444
Panther Escrow Issuer LLC 7.125% due 06/01/2031		27,025	28,090
Park Intermediate Holdings LLC 5.875% due 10/01/2028		3,100	3,098
Pebblebrook Hotel LP 6.375% due 10/15/2029		8,885	8,939
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		13,000	12,510
5.750% due 09/15/2031		7,500	7,360
6.875% due 05/15/2032		11,800	12,072
7.125% due 11/15/2030		14,650	15,192
7.875% due 12/15/2029		7,650	8,129
PRA Group, Inc. 8.875% due 01/31/2030		3,600	3,715
Purple Re Ltd. 13.294% due 06/07/2027 ~		1,300	1,331
Rfna LP 7.875% due 02/15/2030		4,250	4,353
RHP Hotel Properties LP
4.500% due 02/15/2029		17,000	16,628
6.500% due 04/01/2032		5,150	5,300
6.500% due 06/15/2033		2,000	2,059
RLJ Lodging Trust LP
3.750% due 07/01/2026		2,105	2,085
4.000% due 09/15/2029		13,075	12,210
Rocket Cos., Inc. 6.125% due 08/01/2030		22,025	22,458
Rocket Mortgage LLC
3.625% due 03/01/2029		4,100	3,899

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

3.875% due 03/01/2031		5,800	5,381
4.000% due 10/15/2033		5,000	4,477
SBA Communications Corp. 3.125% due 02/01/2029		20,500	19,379
SLM Corp. 6.500% due 01/31/2030		7,975	8,377
Starwood Property Trust, Inc.
4.375% due 01/15/2027		1,000	991
6.000% due 04/15/2030		4,425	4,479
6.500% due 07/01/2030		6,875	7,106
6.500% due 10/15/2030		4,775	4,942
Stonex Escrow Issuer LLC 6.875% due 07/15/2032 (a)		5,800	5,863
Synchrony Financial 7.250% due 02/02/2033		1,000	1,047
Torrey Pines Re Ltd.
10.308% due 06/07/2032 ~		250	258
11.558% due 06/07/2027 ~		300	313
13.308% due 06/05/2026 ~		250	256
UniCredit SpA 5.459% due 06/30/2035 •		28,700	28,547
Ursa Re Ltd. 11.794% due 02/22/2028 ~		550	553
USI, Inc. 7.500% due 01/15/2032		500	528
Veraison Re Ltd. 9.294% due 03/08/2033 ~		250	250
VFH Parent LLC 7.500% due 06/15/2031		7,400	7,771
Vornado Realty LP 3.400% due 06/01/2031		4,270	3,811
Windmill Re DAC 7.599% due 07/05/2028 ~	EUR	250	297
Winston RE Ltd. 10.808% due 02/21/2028 ~		$250	254
XHR LP 6.625% due 05/15/2030		1,000	1,020

			1,044,104

INDUSTRIALS 64.5%
180 Medical, Inc. 3.875% due 10/15/2029		11,000	10,470
ADT Security Corp.
4.125% due 08/01/2029		1,900	1,837
4.875% due 07/15/2032		11,400	10,951
Advance Auto Parts, Inc.
3.500% due 03/15/2032		9,550	8,370
3.900% due 04/15/2030		1,150	1,078
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		8,825	6,887
Ahlstrom Holding Oyj 4.875% due 02/04/2028		13,722	13,106
Albertsons Cos., Inc.
3.500% due 03/15/2029		7,325	6,948
4.625% due 01/15/2027		4,801	4,775
4.875% due 02/15/2030		3,250	3,198
5.875% due 02/15/2028		5,284	5,283
6.250% due 03/15/2033		6,525	6,732
Albion Financing SARL 7.000% due 05/21/2030		43,830	44,839
Allied Universal Holdco LLC 7.875% due 02/15/2031		5,625	5,881
Allison Transmission, Inc. 3.750% due 01/30/2031		12,775	11,717
Altice France SA
5.125% due 01/15/2029		16,300	13,478
5.125% due 07/15/2029		16,200	13,405
5.500% due 01/15/2028		15,200	12,806
5.500% due 10/15/2029		11,250	9,337
Alumina Pty. Ltd. 6.125% due 03/15/2030		14,950	15,185
AMC Networks, Inc.
4.250% due 02/15/2029		17,550	14,076
10.250% due 01/15/2029		10,450	10,842
Amentum Holdings, Inc. 7.250% due 08/01/2032		7,750	7,981
Amer Sports Co. 6.750% due 02/16/2031		6,750	7,033
American Airlines Pass-Through Trust 3.375% due 11/01/2028		2,598	2,534
American Airlines, Inc.
5.500% due 04/20/2026		11,337	11,318
5.750% due 04/20/2029		33,325	33,317
American Axle & Manufacturing, Inc.
5.000% due 10/01/2029		1,975	1,809

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

6.500% due 04/01/2027	1,650	1,651
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	16,908	16,007
4.000% due 01/15/2028	9,125	8,931
ams-OSRAM AG 12.250% due 03/30/2029	1,395	1,490
Apache Corp. 4.875% due 11/15/2027	3,900	3,880
APi Group DE, Inc. 4.125% due 07/15/2029	19,750	18,845
Aramark Services, Inc. 5.000% due 02/01/2028	5,525	5,508
Arches Buyer, Inc. 4.250% due 06/01/2028	3,700	3,544
Arcosa, Inc. 6.875% due 08/15/2032	600	623
Ardagh Metal Packaging Finance USA LLC 3.250% due 09/01/2028	3,000	2,837
Aris Water Holdings LLC 7.250% due 04/01/2030	12,725	13,139
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029	7,000	7,016
6.625% due 10/15/2032	15,375	15,658
6.625% due 07/15/2033	8,175	8,299
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	23,100	21,899
AthenaHealth Group, Inc. 6.500% due 02/15/2030	8,650	8,522
ATS Corp. 4.125% due 12/15/2028	11,000	10,526
Avantor Funding, Inc.
3.875% due 11/01/2029	6,575	6,230
4.625% due 07/15/2028	8,650	8,500
Avis Budget Car Rental LLC
4.750% due 04/01/2028	915	888
5.375% due 03/01/2029	5,225	5,040
5.750% due 07/15/2027	1,309	1,299
Axalta Coating Systems Dutch Holding B BV 7.250% due 02/15/2031	725	765
Axalta Coating Systems LLC 3.375% due 02/15/2029	23,200	21,992
Axon Enterprise, Inc.
6.125% due 03/15/2030	8,650	8,917
6.250% due 03/15/2033	4,200	4,335
B&G Foods, Inc. 8.000% due 09/15/2028	375	362
Ball Corp.
2.875% due 08/15/2030	25,875	23,347
3.125% due 09/15/2031	1,500	1,347
Bath & Body Works, Inc. 6.875% due 11/01/2035	5,950	6,179
Bausch & Lomb Corp. 8.375% due 10/01/2028	27,375	28,607
BC Ltd. 10.000% due 04/15/2032	20,100	20,291
BC ULC
3.500% due 02/15/2029	13,950	13,298
3.875% due 01/15/2028	20,000	19,500
4.000% due 10/15/2030	43,900	40,955
4.375% due 01/15/2028	9,000	8,834
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) 10.000% due 07/15/2033 (a)(b)	12,400	12,884
Beacon Mobility Corp. 7.250% due 08/01/2030 (a)	8,775	8,966
BellRing Brands, Inc. 7.000% due 03/15/2030	2,000	2,085
Block, Inc.
2.750% due 06/01/2026	10,850	10,630
3.500% due 06/01/2031	26,075	23,938
6.500% due 05/15/2032	15,175	15,666
Boise Cascade Co. 4.875% due 07/01/2030	800	779
Bombardier, Inc.
6.750% due 06/15/2033	10,000	10,375
7.250% due 07/01/2031	5,500	5,780
8.750% due 11/15/2030	1,250	1,355
Boyd Gaming Corp. 4.750% due 06/15/2031	7,450	7,145
Buckeye Partners LP 4.500% due 03/01/2028	3,500	3,450
Builders FirstSource, Inc.
4.250% due 02/01/2032	24,457	22,676
5.000% due 03/01/2030	16,100	15,817
6.375% due 03/01/2034	25	26
6.750% due 05/15/2035	10,000	10,309

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

BWX Technologies, Inc.
4.125% due 06/30/2028	4,350	4,247
4.125% due 04/15/2029	7,025	6,778
CACI International, Inc. 6.375% due 06/15/2033	6,225	6,432
Caesars Entertainment, Inc. 7.000% due 02/15/2030	12,204	12,646
Camelot Finance SA 4.500% due 11/01/2026	3,000	2,956
Capstone Borrower, Inc. 8.000% due 06/15/2030	3,175	3,307
Carnival Corp.
4.000% due 08/01/2028	37,150	36,384
5.750% due 03/01/2027	2,075	2,093
5.750% due 03/15/2030	29,750	30,273
5.875% due 06/15/2031	5,325	5,428
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (b)	11,025	11,601
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)	3,925	4,520
CCO Holdings LLC
4.250% due 02/01/2031	27,975	26,151
4.500% due 08/15/2030	27,000	25,758
4.500% due 05/01/2032	7,125	6,640
4.750% due 03/01/2030	29,500	28,602
5.000% due 02/01/2028	22,825	22,630
5.125% due 05/01/2027	5,500	5,486
5.375% due 06/01/2029	24,300	24,228
Celanese U.S. Holdings LLC
6.500% due 04/15/2030	15,450	15,825
6.629% due 07/15/2032	8,950	9,389
Central Parent LLC 8.000% due 06/15/2029	7,275	6,023
Cerdia Finanz GmbH 9.375% due 10/03/2031	34,745	36,099
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	5,700	5,514
Chobani LLC 7.625% due 07/01/2029	4,553	4,750
Chord Energy Corp. 6.750% due 03/15/2033	24,350	24,892
Churchill Downs, Inc.
4.750% due 01/15/2028	21,600	21,335
5.750% due 04/01/2030	9,700	9,738
6.750% due 05/01/2031	8,400	8,644
Cimpress PLC 7.375% due 09/15/2032	125	119
Civitas Resources, Inc. 8.750% due 07/01/2031	10,475	10,604
Clarios Global LP 6.750% due 02/15/2030	950	989
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	20,000	19,186
4.875% due 07/01/2029	7,600	7,164
Cleveland-Cliffs, Inc.
5.875% due 06/01/2027	3,804	3,803
6.875% due 11/01/2029	11,344	11,179
7.000% due 03/15/2032	17,402	16,426
Cloud Software Group, Inc.
6.500% due 03/31/2029	25,125	25,375
8.250% due 06/30/2032	7,425	7,909
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029	10,000	10,151
6.750% due 04/15/2032	7,975	8,189
6.875% due 01/15/2030	9,350	9,570
8.750% due 04/15/2030	24,250	24,820
CNX Midstream Partners LP 4.750% due 04/15/2030	2,125	2,013
Cogent Communications Group LLC 6.500% due 07/01/2032	21,575	21,272
Coherent Corp. 5.000% due 12/15/2029	3,000	2,950
CommScope LLC 4.750% due 09/01/2029	6,625	6,476
Community Health Systems, Inc.
4.750% due 02/15/2031	19,975	17,093
5.250% due 05/15/2030	6,175	5,482
5.625% due 03/15/2027	21,875	21,560
6.000% due 01/15/2029	11,942	11,496
10.875% due 01/15/2032	14,825	15,731
Connect Finco SARL 9.000% due 09/15/2029	6,700	6,743
Consolidated Communications, Inc. 5.000% due 10/01/2028	4,000	4,045
CoreWeave, Inc. 9.250% due 06/01/2030	7,300	7,469

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

CQP Holdco LP 5.500% due 06/15/2031	41,555	41,080
Crescent Energy Finance LLC
7.375% due 01/15/2033	7,950	7,606
7.625% due 04/01/2032	5,500	5,375
8.375% due 01/15/2034 (a)	8,025	8,036
Crocs, Inc. 4.125% due 08/15/2031	5,000	4,508
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	17,975	17,018
Crown Americas LLC 5.875% due 06/01/2033	8,125	8,186
Czechoslovak Group AS 6.500% due 01/10/2031 (a)	18,900	19,088
DaVita, Inc.
4.625% due 06/01/2030	23,425	22,460
6.750% due 07/15/2033	11,225	11,598
Dcli Bidco LLC 7.750% due 11/15/2029	13,975	14,168
Delek Logistics Partners LP 7.375% due 06/30/2033	3,700	3,686
Diamond Foreign Asset Co. 8.500% due 10/01/2030	10,925	11,384
DirecTV Financing LLC
5.875% due 08/15/2027	16,075	16,033
10.000% due 02/15/2031	5,700	5,538
Discovery Communications LLC 3.625% due 05/15/2030	875	773
DISH Network Corp. 11.750% due 11/15/2027	7,500	7,737
DT Midstream, Inc. 4.375% due 06/15/2031	2,775	2,659
EchoStar Corp. 10.750% due 11/30/2029	26,300	27,111
EchoStar Corp. (6.750% Cash or 6.750% PIK) 6.750% due 11/30/2030 (b)	13,725	12,536
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032	13,300	13,478
Elanco Animal Health, Inc. 6.650% due 08/28/2028	5,100	5,318
Element Solutions, Inc. 3.875% due 09/01/2028	12,500	12,131
Ellucian Holdings, Inc. 6.500% due 12/01/2029	3,650	3,742
Embecta Corp. 5.000% due 02/15/2030	7,075	6,400
EMRLD Borrower LP 6.625% due 12/15/2030	8,000	8,187
Endo Finance Holdings, Inc. 8.500% due 04/15/2031	3,675	3,895
EQT Corp.
4.500% due 01/15/2029	14,072	13,906
4.750% due 01/15/2031	8,375	8,248
6.500% due 07/01/2027	7,950	8,132
7.500% due 06/01/2030	1,875	2,062
Excelerate Energy LP 8.000% due 05/15/2030	3,475	3,666
Fair Isaac Corp. 4.000% due 06/15/2028	3,100	3,020
Fertitta Entertainment LLC 4.625% due 01/15/2029	10,000	9,584
First Student Bidco, Inc. 4.000% due 07/31/2029	15,350	14,440
FMG Resources Pty. Ltd.
4.375% due 04/01/2031	9,625	9,001
4.500% due 09/15/2027	3,050	3,015
5.875% due 04/15/2030	6,300	6,384
Fortress Intermediate, Inc. 7.500% due 06/01/2031	8,225	8,627
Frontier Communications Holdings LLC
6.000% due 01/15/2030	19,200	19,464
8.625% due 03/15/2031	5,500	5,848
Gap, Inc.
3.625% due 10/01/2029	15,679	14,581
3.875% due 10/01/2031	9,975	8,966
Garda World Security Corp. 4.625% due 02/15/2027	4,200	4,177
Genesee & Wyoming, Inc. 6.250% due 04/15/2032	1,125	1,149
GFL Environmental, Inc.
3.500% due 09/01/2028	8,000	7,722
4.000% due 08/01/2028	14,900	14,463
4.375% due 08/15/2029	3,000	2,916
Global Medical Response, Inc. 9.500% due 10/31/2028	8,082	8,117

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

Global Partners LP 7.125% due 07/01/2033	8,150	8,270
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	9,000	8,513
Goat Holdco LLC 6.750% due 02/01/2032	15,173	15,438
goeasy Ltd.
6.875% due 05/15/2030	2,475	2,491
7.375% due 10/01/2030	19,825	20,274
7.625% due 07/01/2029	15,375	15,861
9.250% due 12/01/2028	10,750	11,381
Goodyear Tire & Rubber Co.
5.000% due 07/15/2029	5,450	5,332
5.250% due 04/30/2031	850	817
5.250% due 07/15/2031	1,925	1,847
Graham Packaging Co., Inc. 7.125% due 08/15/2028	25,050	25,020
Graphic Packaging International LLC
3.500% due 03/15/2028	3,000	2,877
3.500% due 03/01/2029	4,475	4,224
3.750% due 02/01/2030	5,650	5,301
6.375% due 07/15/2032	2,900	2,965
Gray Media, Inc.
4.750% due 10/15/2030	1,825	1,382
5.375% due 11/15/2031	3,200	2,402
10.500% due 07/15/2029	5,950	6,397
Griffon Corp. 5.750% due 03/01/2028	14,945	14,953
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	4,150	4,258
GYP Holdings Corp. 4.625% due 05/01/2029	7,724	7,747
HealthEquity, Inc. 4.500% due 10/01/2029	11,800	11,488
Herc Holdings, Inc.
5.500% due 07/15/2027	5,004	5,008
7.000% due 06/15/2030	11,925	12,461
7.250% due 06/15/2033	11,825	12,398
Hess Midstream Operations LP 5.875% due 03/01/2028	8,100	8,226
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	19,000	17,223
3.750% due 05/01/2029	9,400	9,017
4.000% due 05/01/2031	9,000	8,468
Hilton Grand Vacations Borrower LLC 5.000% due 06/01/2029	9,075	8,734
Hologic, Inc. 3.250% due 02/15/2029	17,675	16,856
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032	18,145	19,096
8.875% due 07/15/2028	6,200	6,513
IHO Verwaltungs GmbH (7.750% Cash or 8.500% PIK) 7.750% due 11/15/2030 (b)	8,750	8,987
IHO Verwaltungs GmbH (8.000% Cash or 8.750% PIK) 8.000% due 11/15/2032 (b)	1,400	1,433
Imola Merger Corp. 4.750% due 05/15/2029	12,400	11,980
INEOS Finance PLC 6.750% due 05/15/2028	1,000	994
Ingevity Corp. 3.875% due 11/01/2028	40,404	38,561
Insulet Corp. 6.500% due 04/01/2033	2,950	3,078
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	23,843	23,843
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	11,481	11,736
IQVIA, Inc. 6.250% due 06/01/2032	29,650	30,464
Jazz Securities DAC 4.375% due 01/15/2029	7,700	7,443
JetBlue Airways Corp. 9.875% due 09/20/2031	34,300	33,391
Kaiser Aluminum Corp. 4.625% due 03/01/2028	6,548	6,411
KBR, Inc. 4.750% due 09/30/2028	1,982	1,908
Kinetik Holdings LP 6.625% due 12/15/2028	1,000	1,023
Kodiak Gas Services LLC 7.250% due 02/15/2029	2,025	2,096
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	19,650	19,321
Lamar Media Corp.
3.625% due 01/15/2031	2,800	2,589
3.750% due 02/15/2028	5,565	5,398

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

4.000% due 02/15/2030	3,100	2,964
Lamb Weston Holdings, Inc.
4.125% due 01/31/2030	3,375	3,222
4.875% due 05/15/2028	8,000	7,958
Level 3 Financing, Inc.
4.500% due 04/01/2030	8,250	7,507
6.875% due 06/30/2033	11,675	11,888
10.750% due 12/15/2030	7,018	7,974
11.000% due 11/15/2029	11,914	13,682
Levi Strauss & Co. 3.500% due 03/01/2031	3,000	2,748
LifePoint Health, Inc.
8.375% due 02/15/2032	9,675	10,317
11.000% due 10/15/2030	23,070	25,480
Light & Wonder International, Inc. 7.500% due 09/01/2031	6,500	6,806
Lithia Motors, Inc.
3.875% due 06/01/2029	1,000	954
4.375% due 01/15/2031	5,025	4,782
4.625% due 12/15/2027	3,150	3,128
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	3,775	3,662
Madison IAQ LLC 4.125% due 06/30/2028	5,100	4,958
Matador Resources Co.
6.250% due 04/15/2033	32,200	32,042
6.500% due 04/15/2032	5,025	5,031
Match Group Holdings LLC
3.625% due 10/01/2031	2,975	2,664
4.625% due 06/01/2028	5,000	4,883
5.000% due 12/15/2027	3,569	3,552
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	21,000	21,370
McGraw-Hill Education, Inc.
5.750% due 08/01/2028	3,284	3,306
7.375% due 09/01/2031	12,550	13,101
Medline Borrower LP
3.875% due 04/01/2029	53,550	51,405
5.250% due 10/01/2029	1,000	993
MEG Energy Corp. 5.875% due 02/01/2029	23,575	23,566
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	6,400	5,723
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	18,050	17,398
Mineral Resources Ltd. 9.250% due 10/01/2028	3,100	3,176
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	2,000	2,053
Molina Healthcare, Inc.
3.875% due 05/15/2032	3,300	3,006
4.375% due 06/15/2028	10,975	10,735
6.250% due 01/15/2033	11,175	11,382
Motion Finco SARL 8.375% due 02/15/2032	6,400	5,867
Murphy Oil USA, Inc. 3.750% due 02/15/2031	12,975	11,984
NCL Corp. Ltd.
5.875% due 02/15/2027	10,250	10,300
6.750% due 02/01/2032	8,125	8,306
NCR Atleos Corp. 9.500% due 04/01/2029	5,650	6,193
NCR Voyix Corp.
5.125% due 04/15/2029	7,000	6,901
5.250% due 10/01/2030	10,500	10,159
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	9,350	9,112
Newell Brands, Inc.
6.375% due 05/15/2030	3,300	3,219
8.500% due 06/01/2028	16,700	17,580
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	24,900	18,799
Nexstar Media, Inc.
4.750% due 11/01/2028	8,900	8,675
5.625% due 07/15/2027	10,975	10,956
NFE Financing LLC 12.000% due 11/15/2029	6,983	3,176
Nissan Motor Co. Ltd.
4.345% due 09/17/2027	3,000	2,882
4.810% due 09/17/2030	1,600	1,469
Noble Finance LLC 8.000% due 04/15/2030	31,864	32,472
Nordstrom, Inc.
4.250% due 08/01/2031	1,850	1,644
4.375% due 04/01/2030	250	232
5.000% due 01/15/2044	6,000	4,189

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

Northriver Midstream Finance LP 6.750% due 07/15/2032	10,800	11,193
NOVA Chemicals Corp.
4.250% due 05/15/2029	8,175	7,868
7.000% due 12/01/2031	9,900	10,379
Novelis Corp.
3.875% due 08/15/2031	6,700	6,026
4.750% due 01/30/2030	19,000	18,218
6.875% due 01/30/2030	4,675	4,837
NuStar Logistics LP 6.375% due 10/01/2030	13,625	14,128
Odeon Finco PLC 12.750% due 11/01/2027	1,150	1,203
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	15,106	14,375
7.125% due 10/01/2027	2,086	2,125
ON Semiconductor Corp. 3.875% due 09/01/2028	13,000	12,587
Opal Bidco SAS 6.500% due 03/31/2032	23,325	23,821
Open Text Corp. 3.875% due 12/01/2029	1,375	1,297
Open Text Holdings, Inc. 4.125% due 02/15/2030	5,965	5,643
Option Care Health, Inc. 4.375% due 10/31/2029	15,000	14,448
Organon & Co.
4.125% due 04/30/2028	27,175	26,153
5.125% due 04/30/2031	6,225	5,408
6.750% due 05/15/2034	2,100	2,019
Parkland Corp. 4.500% due 10/01/2029	3,000	2,886
Performance Food Group, Inc.
4.250% due 08/01/2029	15,075	14,551
5.500% due 10/15/2027	2,000	1,997
Permian Resources Operating LLC
5.875% due 07/01/2029	4,459	4,479
6.250% due 02/01/2033	28,125	28,404
7.000% due 01/15/2032	7,750	8,039
8.000% due 04/15/2027	2,900	2,967
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	12,500	12,299
PetSmart, Inc.
4.750% due 02/15/2028	6,425	6,271
7.750% due 02/15/2029	2,400	2,335
Post Holdings, Inc.
4.500% due 09/15/2031	5,250	4,878
4.625% due 04/15/2030	20,475	19,702
5.500% due 12/15/2029	29,600	29,491
6.250% due 10/15/2034	14,275	14,392
Precision Drilling Corp. 6.875% due 01/15/2029	2,400	2,373
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	19,775	19,641
Prime Security Services Borrower LLC 3.375% due 08/31/2027	3,000	2,908
Primo Water Holdings, Inc.
4.375% due 04/30/2029	6,050	5,872
6.250% due 04/01/2029	24,743	24,936
PTC, Inc. 4.000% due 02/15/2028	6,205	6,036
Quikrete Holdings, Inc.
6.375% due 03/01/2032	40,700	41,878
6.750% due 03/01/2033	6,125	6,324
QXO Building Products, Inc. 6.750% due 04/30/2032	19,925	20,577
Radiology Partners, Inc. 8.500% due 07/15/2032	6,425	6,448
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	5,650	5,970
Rakuten Group, Inc.
8.125% due 12/15/2029 •(e)	3,025	2,966
9.750% due 04/15/2029	17,650	19,383
11.250% due 02/15/2027	5,800	6,311
Rand Parent LLC 8.500% due 02/15/2030	24,175	24,296
Range Resources Corp. 4.750% due 02/15/2030	9,425	9,175
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	21,875	21,931
ROBLOX Corp. 3.875% due 05/01/2030	10,000	9,443
Rockies Express Pipeline LLC
4.800% due 05/15/2030	3,900	3,784
4.950% due 07/15/2029	5,900	5,796
6.750% due 03/15/2033	5,150	5,381

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	7,750	7,716
5.375% due 07/15/2027	18,875	18,998
5.500% due 08/31/2026	20,200	20,284
5.625% due 09/30/2031	9,925	9,992
Sabre GLBL, Inc.
8.625% due 06/01/2027	434	445
10.750% due 11/15/2029	1,775	1,831
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	1,100	1,072
Scripps Escrow, Inc. 3.875% due 01/15/2029	3,400	2,963
Seadrill Finance Ltd. 8.375% due 08/01/2030	28,375	28,921
Seagate Data Storage Technology Pte Ltd.
4.091% due 06/01/2029	7,988	7,659
5.750% due 12/01/2034	1,600	1,585
Seagate Data Storage Technology Pte. Ltd. 5.875% due 07/15/2030	12,000	12,209
Seagate HDD Cayman
9.625% due 12/01/2032	10,000	11,280
Sensata Technologies BV 4.000% due 04/15/2029	2,000	1,904
Sensata Technologies, Inc. 3.750% due 02/15/2031	12,850	11,725
Service Corp. International 3.375% due 08/15/2030	14,875	13,683
Shift4 Payments LLC 6.750% due 08/15/2032	6,650	6,911
Simmons Foods, Inc. 4.625% due 03/01/2029	23,850	22,539
Sirius XM Radio LLC
3.875% due 09/01/2031	26,975	23,995
4.125% due 07/01/2030	9,350	8,627
5.000% due 08/01/2027	1,950	1,935
SK Invictus Intermediate SARL 5.000% due 10/30/2029	3,225	3,125
SM Energy Co.
6.750% due 08/01/2029	14,104	14,064
7.000% due 08/01/2032	1,725	1,702
Snap, Inc. 6.875% due 03/01/2033	21,597	22,175
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	4,025	3,959
Speedway Motorsports LLC 4.875% due 11/01/2027	12,500	12,418
Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash) 11.000% due 03/12/2030 (b)	16,080	10,953
SS&C Technologies, Inc.
5.500% due 09/30/2027	1,700	1,703
6.500% due 06/01/2032	5,675	5,896
Stagwell Global LLC 5.625% due 08/15/2029	11,000	10,533
Standard Industries, Inc.
3.375% due 01/15/2031	24,100	21,630
4.375% due 07/15/2030	11,350	10,754
4.750% due 01/15/2028	5,000	4,948
Star Parent, Inc. 9.000% due 10/01/2030	6,075	6,397
Station Casinos LLC
4.500% due 02/15/2028	13,925	13,664
4.625% due 12/01/2031	8,775	8,225
6.625% due 03/15/2032	10,175	10,410
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	5,750	6,099
Strathcona Resources Ltd. 6.875% due 08/01/2026	16,515	16,527
Sunoco LP
6.250% due 07/01/2033	10,800	10,987
7.000% due 05/01/2029	9,325	9,718
TEGNA, Inc.
4.625% due 03/15/2028	8,675	8,463
5.000% due 09/15/2029	25,613	24,484
Teleflex, Inc. 4.625% due 11/15/2027	5,059	5,012
Tenet Healthcare Corp. 4.375% due 01/15/2030	11,000	10,657
Teva Pharmaceutical Finance Netherlands BV
5.750% due 12/01/2030	15,675	15,966
6.000% due 12/01/2032	19,775	20,212
TGS ASA 8.500% due 01/15/2030	13,313	13,793
Tidewater, Inc. 9.125% due 07/15/2030 (a)	7,850	8,082
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	12,582	12,582

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

TopBuild Corp.
3.625% due 03/15/2029	22,321	21,133
4.125% due 02/15/2032	24,208	22,465
Toucan FinCo Ltd. 9.500% due 05/15/2030	14,575	14,911
TransDigm, Inc.
4.625% due 01/15/2029	15,800	15,514
6.000% due 01/15/2033	15,000	15,091
6.375% due 03/01/2029	23,400	24,036
6.875% due 12/15/2030	14,625	15,185
7.125% due 12/01/2031	3,750	3,934
Transocean Aquila Ltd. 8.000% due 09/30/2028	815	824
Transocean, Inc.
8.000% due 02/01/2027	3,575	3,524
8.250% due 05/15/2029	4,825	4,465
8.750% due 02/15/2030	5,880	6,051
Travel & Leisure Co. 4.625% due 03/01/2030	3,375	3,238
Triumph Group, Inc. 9.000% due 03/15/2028	18,538	19,385
Trivium Packaging Finance BV 8.250% due 07/15/2030	6,350	6,720
Twilio, Inc.
3.625% due 03/15/2029	3,000	2,859
3.875% due 03/15/2031	12,300	11,515
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029	6,225	6,428
U.S. Foods, Inc.
4.625% due 06/01/2030	9,000	8,772
4.750% due 02/15/2029	23,375	22,987
5.750% due 04/15/2033	600	601
6.875% due 09/15/2028	3,525	3,649
UKG, Inc. 6.875% due 02/01/2031	18,675	19,388
Unisys Corp. 10.625% due 01/15/2031	6,200	6,392
United Airlines, Inc.
4.375% due 04/15/2026	5,325	5,293
4.625% due 04/15/2029	4,900	4,760
United Rentals North America, Inc.
3.750% due 01/15/2032	2,000	1,839
3.875% due 02/15/2031	1,000	941
4.000% due 07/15/2030	10,000	9,549
4.875% due 01/15/2028	2,000	1,993
6.125% due 03/15/2034	21,050	21,708
Univision Communications, Inc.
4.500% due 05/01/2029	24,175	22,004
6.625% due 06/01/2027	13,000	12,976
7.375% due 06/30/2030	3,500	3,442
8.000% due 08/15/2028	16,100	16,351
8.500% due 07/31/2031	975	977
USA Compression Partners LP 7.125% due 03/15/2029	2,000	2,051
Vail Resorts, Inc. 5.625% due 07/15/2030 (a)	4,725	4,749
Valaris Ltd. 8.375% due 04/30/2030	39,525	40,583
Valvoline, Inc. 3.625% due 06/15/2031	19,715	17,867
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033	6,925	6,062
Venture Global LNG, Inc.
7.000% due 01/15/2030	38,025	38,473
8.125% due 06/01/2028	3,000	3,103
8.375% due 06/01/2031	67,100	69,740
9.500% due 02/01/2029	8,300	9,047
9.875% due 02/01/2032	4,500	4,863
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)	9,675	9,675
6.750% due 01/15/2036 (a)	10,850	10,850
7.500% due 05/01/2033	16,275	17,439
Veritiv Operating Co. 10.500% due 11/30/2030	6,775	7,342
Vertiv Group Corp. 4.125% due 11/15/2028	15,000	14,639
VF Corp.
2.800% due 04/23/2027	3,088	2,952
2.950% due 04/23/2030	16,518	13,949
Viavi Solutions, Inc. 3.750% due 10/01/2029	4,550	4,256
Victra Holdings LLC 8.750% due 09/15/2029	1,550	1,626
Viking Cruises Ltd.
7.000% due 02/15/2029	4,300	4,340
9.125% due 07/15/2031	20,200	21,768

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

Virgin Media Finance PLC 5.000% due 07/15/2030	9,000	8,232
Virgin Media Secured Finance PLC
4.500% due 08/15/2030	13,000	12,090
5.500% due 05/15/2029	12,800	12,598
Viridien 10.000% due 10/15/2030	1,375	1,354
VistaJet Malta Finance PLC
6.375% due 02/01/2030	325	305
7.875% due 05/01/2027	5,550	5,589
9.500% due 06/01/2028	4,000	4,114
Vmed O2 U.K. Financing PLC
4.250% due 01/31/2031	16,000	14,668
4.750% due 07/15/2031	16,000	14,810
7.750% due 04/15/2032	4,725	4,916
VOC Escrow Ltd. 5.000% due 02/15/2028	5,000	4,978
VZ Secured Financing BV 5.000% due 01/15/2032	5,791	5,157
Walgreen Co. 4.400% due 09/15/2042	1,850	1,707
Walgreens Boots Alliance, Inc.
4.100% due 04/15/2050	2,225	1,936
4.650% due 06/01/2046	1,025	959
4.800% due 11/18/2044	975	932
8.125% due 08/15/2029	23,450	24,885
Wand NewCo 3, Inc. 7.625% due 01/30/2032	7,900	8,309
Warnermedia Holdings, Inc.
3.755% due 03/15/2027	1,550	1,520
4.279% due 03/15/2032	3,625	3,068
5.050% due 03/15/2042	2,700	1,833
Waste Pro USA, Inc. 7.000% due 02/01/2033	5,765	5,999
Wayfair LLC
7.250% due 10/31/2029	6,309	6,328
7.750% due 09/15/2030	10,000	10,087
Weatherford International Ltd. 8.625% due 04/30/2030	10,364	10,689
Western Digital Corp.
2.850% due 02/01/2029	9,100	8,445
3.100% due 02/01/2032	8,700	7,704
4.750% due 02/15/2026	750	749
WEX, Inc. 6.500% due 03/15/2033	350	353
Whirlpool Corp. 6.125% due 06/15/2030	4,625	4,669
Williams Scotsman, Inc.
4.625% due 08/15/2028	6,742	6,631
6.625% due 04/15/2030	1,375	1,429
Windstream Services LLC 8.250% due 10/01/2031	3,475	3,642
WR Grace Holdings LLC 7.375% due 03/01/2031	200	205
Wyndham Hotels & Resorts, Inc. 4.375% due 08/15/2028	6,600	6,461
Wynn Las Vegas LLC 5.250% due 05/15/2027	16,000	16,023
Wynn Resorts Finance LLC
5.125% due 10/01/2029	8,000	7,948
6.250% due 03/15/2033	5,025	5,060
7.125% due 02/15/2031	12,500	13,339
Yum! Brands, Inc.
3.625% due 03/15/2031	14,100	13,031
4.625% due 01/31/2032	12,500	12,048
4.750% due 01/15/2030	7,000	6,942
6.875% due 11/15/2037	1,950	2,099
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	11,400	10,701
ZF North America Capital, Inc.
6.750% due 04/23/2030	13,450	12,933
6.875% due 04/14/2028	950	954
Ziggo BV 4.875% due 01/15/2030	18,200	17,019
ZipRecruiter, Inc. 5.000% due 01/15/2030	18,875	16,132
ZoomInfo Technologies LLC 3.875% due 02/01/2029	4,700	4,422

		5,140,498

UTILITIES 4.0%
AES Corp. 6.950% due 07/15/2055 •	9,300	9,096
Aethon United BR LP 7.500% due 10/01/2029	10,550	11,074

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

Antero Midstream Partners LP 5.750% due 01/15/2028	1,775	1,773
Archrock Partners LP 6.250% due 04/01/2028	12,025	12,072
Calpine Corp.
3.750% due 03/01/2031	27,775	26,369
4.500% due 02/15/2028	7,750	7,692
4.625% due 02/01/2029	3,685	3,642
5.000% due 02/01/2031	15,000	14,849
Clearway Energy Operating LLC 4.750% due 03/15/2028	11,350	11,222
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	9,900	10,213
Edison International 8.125% due 06/15/2053 •	1,000	968
Electricite de France SA 9.125% due 03/15/2033 •(e)	9,600	10,852
Genesis Energy LP
7.875% due 05/15/2032	14,442	15,028
8.000% due 05/15/2033	7,050	7,377
8.250% due 01/15/2029	2,000	2,093
8.875% due 04/15/2030	2,000	2,125
Hilcorp Energy LP
5.750% due 02/01/2029	2,343	2,314
6.000% due 04/15/2030	2,000	1,946
6.000% due 02/01/2031	1,200	1,162
6.250% due 11/01/2028	2,900	2,909
6.250% due 04/15/2032	3,540	3,384
Iliad Holding SASU 7.000% due 04/15/2032	8,000	8,207
Leeward Renewable Energy Operations LLC 4.250% due 07/01/2029	1,368	1,278
Lightning Power LLC 7.250% due 08/15/2032	7,300	7,688
NGL Energy Operating LLC
8.125% due 02/15/2029	3,675	3,716
8.375% due 02/15/2032	8,750	8,783
NRG Energy, Inc.
3.375% due 02/15/2029	8,925	8,422
3.625% due 02/15/2031	2,425	2,233
5.750% due 07/15/2029	17,550	17,660
6.250% due 11/01/2034	17,375	17,713
Pattern Energy Operations LP 4.500% due 08/15/2028	3,100	3,005
PBF Holding Co. LLC
6.000% due 02/15/2028	2,000	1,914
7.875% due 09/15/2030	3,400	3,055
PG&E Corp. 7.375% due 03/15/2055 •	5,950	5,650
Tallgrass Energy Partners LP
6.000% due 12/31/2030	5,237	5,144
6.000% due 09/01/2031	3,555	3,473
7.375% due 02/15/2029	1,380	1,419
TerraForm Power Operating LLC
4.750% due 01/15/2030	5,300	5,078
5.000% due 01/31/2028	7,900	7,825
Vistra Operations Co. LLC
4.375% due 05/01/2029	18,725	18,262
6.875% due 04/15/2032	23,850	24,950
7.750% due 10/15/2031	3,375	3,590
Vodafone Group PLC 5.125% due 06/04/2081 •	800	607

		317,832

Total Corporate Bonds & Notes (Cost $6,433,128)		6,502,434

U.S. TREASURY OBLIGATIONS 5.8%
U.S. Treasury Bonds
4.125% due 08/15/2044	13,150	12,051
U.S. Treasury Notes
3.625% due 05/15/2026 (j)	174,100	173,469
4.250% due 10/15/2025	200,000	199,958
4.250% due 05/15/2035	29,625	29,674
4.500% due 11/15/2025 (j)	50,000	50,029

Total U.S. Treasury Obligations (Cost $464,543)		465,181

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
New Fortress Energy, Inc. (c)	228,476	758

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. (c)	548,816	2,739

Total Common Stocks (Cost $8,168)		3,497

WARRANTS 0.0%
INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 12/31/2099	602,610	3,007

Total Warrants (Cost $7,327)		3,007

SHORT-TERM INSTRUMENTS 5.0%
REPURCHASE AGREEMENTS (h) 5.0%		395,000

Total Short-Term Instruments (Cost $395,000)		395,000

Total Investments in Securities (Cost $7,534,420)		7,595,086

	SHARES
INVESTMENTS IN AFFILIATES 7.2%
MUTUAL FUNDS (f) 2.7%
PIMCO Preferred And Capital Securities Active Exchange-Traded Fund	569,000	29,002
PIMCO Senior Loan Active Exchange-Traded Fund	3,591,950	183,164

Total Mutual Funds (Cost $210,820)		212,166

SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	37,243,597	362,641

Total Short-Term Instruments (Cost $362,551)		362,641

Total Investments in Affiliates (Cost $573,371)		574,807

Total Investments 102.4% (Cost $8,107,791)		$8,169,893
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $45,207)		3,219
Other Assets and Liabilities, net (2.4)%		(198,058)

Net Assets 100.0%		$7,975,054

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Zero coupon security.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Institutional Class Shares of each Fund.
(g)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.440%	06/30/2025	07/01/2025	$245,000	U.S.Treasury Bills 0.000% due 07/10/2025	$(249,994)	$245,000	$245,030
4.440	07/01/2025	07/02/2025	150,000	U.S. Treasury Notes 3.250% - 4.125% due 02/28/2027 - 06/30/2027	(153,088)	150,000	150,000

Total Repurchase Agreements	$(403,082)	$395,000	$395,030

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(5,435) at a weighted average interest rate of 3.015%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	487	$101,307	$391	$27	$0
U.S. Treasury 5-Year Note September Futures	09/2025	1,737	189,333	1,527	210	0
U.S. Treasury 10-Year Note September Futures	09/2025	1,725	193,416	3,267	539	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	466	53,248	315	136	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	326	38,835	1,527	438	0

$7,027	$1,350	$(1)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	73	$(11,192)	$88	$32	$(2)

Total Futures Contracts	$7,115	$1,382	$(3)

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Telecom Italia spa	1.000%	Quarterly	12/20/2029	1.118%	EUR	1,075	$(22)	$16	$(6)	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly		12/20/2029		$44,575	$2,884	$454	$3,338	$146	$0
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		717,125	45,451	9,588	55,039	2,377	0

							$48,335	$10,042	$58,377	$2,523	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2027		$261,300	$(2,583)	$1,264	$(1,319)	$100	$0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		73,136	174	(940)	(766)	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		160,375	(4,424)	2,698	(1,726)	0	(234)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		38,875	(1,633)	1,206	(427)	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		42,250	2,224	(1,424)	800	0	(102)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		48,483	(202)	(539)	(741)	0	(125)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2033		32,900	4	221	225	109	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		30,350	3,334	211	3,545	0	(229)

							$(3,106)	$2,697	$(409)	$209	$(890)

Total Swap Agreements							$45,207	$12,755	$57,962	$2,734	$(890)

(j)	Securities with an aggregate market value of $73,888 and cash of $4,762 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

BOA		07/2025		EUR	964			$1,096	$0		$(39)
DUB		07/2025			$1,118		EUR	964	17		0
		08/2025		EUR	962			$1,118	0		(17)
MBC		07/2025		CAD	962			700	0		(7)
		07/2025			$701		CAD	962	6		0
		07/2025			2,220		GBP	1,638	29		0

Schedule of Investments PIMCO High Yield Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	700	CAD	961	7	0

Total Forward Foreign Currency Contracts	$59	$(63)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$221,299	$4,668	$225,967
Corporate Bonds & Notes
Banking & Finance	0	1,044,104	0	1,044,104
Industrials	20,525	5,101,174	18,799	5,140,498
Utilities	0	317,832	0	317,832
U.S. Treasury Obligations	0	465,181	0	465,181
Common Stocks
Energy	0	758	0	758
Industrials	2,739	0	0	2,739
Warrants
Industrials	0	3,007	0	3,007
Short-Term Instruments
Repurchase Agreements	0	395,000	0	395,000

$23,264	$7,548,355	$23,467	$7,595,086
Investments in Affiliates, at Value
Mutual Funds	212,166	0	0	212,166
Short-Term Instruments
Central Funds Used for Cash Management Purposes	362,641	0	0	362,641

$574,807	$0	$0	$574,807

Total Investments	$598,071	$7,548,355	$23,467	$8,169,893

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	32	4,084	0	4,116
Over the counter	0	59	0	59

$32	$4,143	$0	$4,175
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(891)	0	(893)
Over the counter	0	(63)	0	(63)

$(2)	$(954)	$0	$(956)

Total Financial Derivative Instruments	$30	$3,189	$0	$3,219

Totals	$598,101	$7,551,544	$23,467	$8,173,112

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO High Yield Municipal Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 93.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.8%
Bluehouse Commons Apartments 4.120% due 12/01/2042 «(g)	$13,064	$11,476
City of Salinas 4.020% due 09/01/2033 «(g)	7,142	6,651
Gladieux Metals Recycling 15.000% due 05/06/2026 «(g)	2,123	2,038
Groves Seniors Apartments
4.000% due 07/01/2038 «(g)	1,299	1,231
4.170% due 06/01/2041 «(g)	7,985	7,162
Mangini Place Apartments 3.910% due 11/01/2042 «(g)	19,149	16,600
Northlake Senior Apartments 3.990% due 10/01/2041 «(g)	20,387	17,881
Pine Grove Powers Avenue 5.000% due 10/01/2042 «(g)	17,845	17,280
Successor Agency Redevelopment of West Sacramento 4.310% due 09/01/2035 «	8,589	8,381
Valencia Garden 4.020% due 11/01/2041 «(g)	12,026	10,582

Total Loan Participations and Assignments (Cost $96,923)		99,282

CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.4%
Benloch Ranch Improvement Association 10.000% due 12/01/2051 «	18,000	13,784
VM Fund LLC 8.625% due 02/28/2031 «	3,750	3,789

		17,573

INDUSTRIALS 0.6%
Ochsner LSU Health System of North Louisiana 2.510% due 05/15/2031	15,168	12,447
Sutter Health 5.537% due 08/15/2035	9,000	9,306
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (d)	21,987	7,456
Wild Rivers Water Park 8.500% due 11/01/2051	7,500	4,697

		33,906

Total Corporate Bonds & Notes (Cost $57,337)		51,479

MUNICIPAL BONDS & NOTES 86.2%
ALABAMA 4.1%
Alabama Special Care Facilities Financing Authority-Birmingham, Alabama Revenue Bonds, Series 2016 5.750% due 06/01/2045	800	705
Baldwin County, Alabama Industrial Development Authority Revenue Bonds, Series 2025 5.000% due 06/01/2055	21,000	21,189
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	5,785	5,857
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	17,500	18,409
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	8,140	8,589
5.500% due 10/01/2054	13,600	14,689
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 03/01/2055	22,300	23,611
Central Etowah County, Alabama Solid Waste Disposal Authority Revenue Bonds, Series 2020 6.000% due 07/01/2045	1,820	1,875
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,600	3,933
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	14,000	14,985
Hoover Industrial Development Board, Alabama Revenue Bonds, Series 2019 5.750% due 10/01/2049	1,500	1,513
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,021

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	26,860	25,796
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2016
5.000% due 03/01/2027 ^(c)	4,030	2,529
5.000% due 03/01/2029 ^(c)	4,570	2,868
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	12,500	13,185
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	6,015	5,948
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	3,500	3,621
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024 5.000% due 11/01/2035	26,700	27,610
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	20,500	20,933
5.250% due 11/01/2055	5,000	5,379

		224,245

ALASKA 0.2%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	8,795	9,026

ARIZONA 0.7%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050 ^(c)	4,030	121
Arizona Industrial Development Authority Revenue Bonds, Series 2021 4.000% due 12/15/2051	700	528
Arizona Industrial Development Authority Revenue Bonds, Series 2025
5.000% due 01/01/2059 (e)	7,130	3,890
5.125% due 01/01/2059	19,174	17,021
6.750% due 12/01/2055	3,750	3,762
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2016 5.000% due 07/01/2046	2,000	1,876
Industrial Development Authority of the County, Arizona of Pima Revenue Bonds, Series 2020 5.000% due 07/01/2049 ^(c)	3,500	2,450
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2023 5.000% due 07/01/2042	6,000	6,293

		35,941

ARKANSAS 0.3%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	17,500	18,980

CALIFORNIA 8.4%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (e)	3,000	1,698
Antelope Valley Healthcare District, California Revenue Notes, Series 2016 5.000% due 03/01/2026	340	341
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	8,000	7,956
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	10,000	10,530
5.250% due 11/01/2054	11,900	12,617
5.500% due 10/01/2054	4,775	5,122
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	18,800	19,821
5.000% due 02/01/2055	25,100	26,680
California Community Housing Agency Revenue Bonds, Series 2021 4.000% due 02/01/2056	22,300	10,962
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	2,900	2,215
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	250	250
California County Tobacco Securitization Agency Revenue Bonds, Series 2020
0.000% due 06/01/2055 (d)	10,445	1,866
5.000% due 06/01/2049	130	126
California Health Facilities Financing Authority Revenue Bonds, Series 2024 5.250% due 12/01/2041	2,750	2,815
California Health Facilities Financing Authority Revenue Bonds, Series 2025
5.000% due 10/01/2050 (b)	18,810	20,253
5.250% due 10/01/2050 (b)	3,935	4,345
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	15,500	15,636
California Housing Finance Revenue Bonds, Series 2024
5.700% due 06/01/2054	26,000	25,807
6.000% due 03/01/2053	33,650	34,013
7.000% due 03/01/2053	9,100	8,684
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020
0.000% due 01/01/2035 (d)	1,260	721
4.125% due 01/01/2035	450	419
5.000% due 01/01/2055	960	802
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
0.010% due 01/01/2061 (d)	42,980	3,127

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.000% due 05/01/2051	5,000	4,211
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2025 9.500% due 01/01/2065	24,500	23,231
California Municipal Finance Authority Revenue Bonds, Series 2016 5.000% due 11/01/2046	1,000	925
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	4,500	4,398
California Municipal Finance Authority Revenue Bonds, Series 2020 5.000% due 07/01/2052	1,070	916
California Municipal Finance Authority Revenue Bonds, Series 2021
5.000% due 12/01/2036	175	178
5.000% due 12/01/2054	1,000	914
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	15,500	15,702
California Municipal Finance Authority Revenue Bonds, Series 2025
5.375% due 01/01/2055	4,000	3,721
5.500% due 01/01/2060	2,850	2,675
California Municipal Finance Authority Revenue Notes, Series 2021
3.637% due 07/01/2030	3,425	3,073
5.000% due 12/01/2030	105	110
California Municipal Finance Authority Revenue Notes, Series 2025
5.000% due 01/01/2032	1,320	1,361
5.000% due 01/01/2033	1,385	1,425
5.000% due 01/01/2034	1,455	1,483
5.000% due 01/01/2035	750	755
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,000	995
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,500	1,374
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2039 ^(c)	5,883	0
California School Finance Authority Revenue Bonds, Series 2016
4.500% due 06/01/2031 ^(c)	750	450
5.000% due 06/01/2046	1,265	1,152
5.000% due 06/01/2046 ^(c)	1,325	795
5.000% due 06/01/2051 ^(c)	1,000	600
California Statewide Communities Development Authority Revenue Bonds, Series 2014 5.500% due 12/01/2054	4,140	4,075
California Statewide Communities Development Authority Revenue Bonds, Series 2016
5.000% due 06/01/2046	1,900	1,765
5.250% due 12/01/2056	14,600	14,014
California Statewide Communities Development Authority Revenue Bonds, Series 2018 5.500% due 12/01/2058	2,200	2,151
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	7,560	6,508
California Statewide Financing Authority Revenue Bonds, Series 2002 6.000% due 05/01/2037	3,760	3,844
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	6,200	5,243
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021
3.400% due 10/01/2046	1,985	1,501
4.000% due 02/01/2057	1,000	724
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022
4.750% due 09/01/2062 (e)	23,500	14,340
5.000% due 09/01/2037	3,190	3,158
Firebaugh, California Revenue Bonds, Series 2019 4.000% due 08/01/2039	1,210	1,024
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.010% due 06/01/2066 (d)	237,215	25,155
3.714% due 06/01/2041	12,550	9,609
3.850% due 06/01/2050	3,590	3,268
4.214% due 06/01/2050	3,700	2,668
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	3,000	2,957
Grossmont Union High School District, California General Obligation Bonds, Series 2021 0.000% due 08/01/2044 (d)	4,295	1,775
Hastings Campus Housing Finance Authority, California Revenue Bonds, Series 2020
5.000% due 07/01/2045	6,000	5,470
5.000% due 07/01/2061	2,010	1,720
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.500% due 11/01/2039	1,500	1,795
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2047 (d)	4,500	1,506
Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2054	1,265	1,238
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	5,900	5,778
Sacramento, California Special Tax Bonds, Series 2021 4.000% due 09/01/2046	1,200	1,031
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	30,460	30,897
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	400	439
Silicon Valley Tobacco Securitization Authority, California Revenue Bonds, Series 2007 0.000% due 06/01/2036 (d)	5,000	2,712

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.010% due 06/01/2060 (d)	69,995	10,740
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 0.010% due 06/01/2054 (d)	16,635	3,347

		457,702

COLORADO 4.3%
Aerotropolis Regional Transportation Authority, Colorado Revenue Bonds, Series 2024
5.500% due 12/01/2044	8,500	8,229
5.750% due 12/01/2054	14,250	13,984
Aurora Highlands Community Authority Board, Colorado Revenue Bonds, Series 2021 5.750% due 12/01/2051	6,000	5,517
Baseline Metropolitan District No 1, Colorado General Obligation Bonds, Series 2024 6.750% due 12/15/2054	1,500	1,501
Board of Governors of Colorado State University System Certificates of Participation Bonds, Series 2024
5.000% due 11/01/2043	1,300	1,365
5.000% due 11/01/2044	1,300	1,358
Canyons Metropolitan District No 5, Colorado General Obligation Bonds, Series 2024 6.500% due 12/15/2054	2,000	1,998
Centerra Metropolitan District No 1, Colorado Tax Allocation Bonds, Series 2018 5.250% due 12/01/2048	4,050	3,943
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025 5.250% due 12/01/2054	12,500	12,893
Colorado Crossing Metropolitan District No 2, General Obligation Bonds, Series 2020 5.000% due 12/01/2047	6,300	5,792
Colorado Health Facilities Authority Revenue Bonds, Series 2019
4.000% due 11/15/2043	21,935	19,601
4.000% due 08/01/2049	5,960	4,995
5.000% due 08/01/2044	7,000	6,902
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	6,500	7,103
Colorado Health Facilities Authority Revenue Bonds, Series 2025 5.125% due 12/01/2050	5,000	4,934
Colorado Housing and Finance Authority Revenue Notes, Series 2024 6.000% due 06/01/2028	12,300	12,428
Colorado International Center Metropolitan District No 7, General Obligation Bonds, Series 2021 5.250% due 12/01/2051 (e)	4,955	3,812
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	3,500	3,518
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2021 4.000% due 03/15/2046	10,515	9,187
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, Series 2024 6.125% due 12/15/2054	2,000	1,934
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	5,700	5,049
5.000% due 11/15/2053	3,000	2,952
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	41,600	41,810
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024 5.125% due 12/01/2033	2,700	2,733
Harvest Crossing Metropolitan District No 4, Colorado General Obligation Bonds, Series 2022 7.250% due 12/01/2052	2,913	2,925
Johnstown Village Metropolitan District No 2, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2050	2,500	2,170
Longs Peak Metropolitan District, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	3,000	2,796
Prairie Center Metropolitan District No. 3, Colorado Revenue Bonds, Series 2017 5.000% due 12/15/2041	875	849
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.250% due 11/15/2028	1,840	1,927
Rampart Range Metropolitan District No 5, Colorado Revenue Bonds, Series 2021 4.000% due 12/01/2036	1,000	932
Senac South Metropolitan District No 1, Colorado General Obligation Bonds, Series 2021 5.250% due 12/01/2051	4,650	4,057
Sterling Ranch Community Authority Board, Colorado Revenue Bonds, Series 2024
5.750% due 12/01/2054	1,750	1,703
6.125% due 12/01/2039	550	562
6.500% due 12/01/2054	1,250	1,269
Sterling Ranch Community Authority Board, Colorado Special Assessment Bonds, Series 2024 5.625% due 12/01/2043	2,129	2,134
Transport Metropolitan District No 3, Colorado General Obligation Bonds, Series 2021 5.000% due 12/01/2051	2,000	1,484
Vail Home Partners Corp. Colorado Revenue Bonds, Series 2025 6.000% due 10/01/2064	6,250	6,263
Velocity Metropolitan District No 5, Colorado General Obligation Bonds, Series 2020 6.000% due 12/01/2050 (e)	11,100	9,211
Village Metropolitan District, Colorado General Obligation Bonds, Series 2020 5.000% due 12/01/2049	1,200	1,144
Willow Bend Metropolitan District, Colorado General Obligation Bonds, Series 2019
5.000% due 12/01/2039	4,751	4,606

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.000% due 12/01/2049	6,375	5,710

		233,280

DELAWARE 0.7%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.461% due 10/01/2038	34,425	29,599
7.120% due 10/01/2038	6,075	5,639
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,500	2,476

		37,714

DISTRICT OF COLUMBIA 1.7%
District of Columbia General Obligation Bonds, Series 2021 4.000% due 02/01/2046	4,660	4,212
District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2040	7,750	8,337
5.000% due 06/01/2044	11,510	11,985
5.000% due 06/01/2050	15,500	15,829
District of Columbia Revenue Bonds, Series 2017 5.000% due 07/01/2052	1,000	891
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	4,236
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.250% due 10/01/2049	10,000	10,184
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 5.000% due 07/15/2048	27,000	27,372
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024 5.000% due 07/15/2056	9,870	9,955

		93,001

FLORIDA 6.3%
Alachua County, Florida Housing Finance Authority Revenue Bonds, Series 2025 6.300% due 07/01/2055	3,250	3,267
Antillia Community Development District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2054	1,000	983
Avenir Community Development District, Florida Special Assessment Bonds, Series 2021 3.200% due 05/01/2041	5,035	3,949
Avenir Community Development District, Florida Special Assessment Bonds, Series 2023
5.375% due 05/01/2043	3,640	3,610
5.625% due 05/01/2054	5,445	5,435
Avenir Community Development District, Florida Special Assessment Notes, Series 2023 4.500% due 05/01/2030	1,845	1,879
Babcock Ranch Community Independent Special District, Florida Special Assessment Bonds, Series 2024
5.000% due 05/01/2044	1,375	1,306
5.250% due 05/01/2055	2,000	1,888
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2022 4.250% due 05/01/2032	1,500	1,506
Bella Collina Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2055	915	864
Berry Bay II Community Development District, Florida Special Assesment Bonds, Series 2024 5.450% due 05/01/2054	1,000	930
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2017 7.000% due 07/01/2052 ^(c)	4,365	53
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2018
5.000% due 07/01/2033 ^(c)	1,500	338
5.000% due 07/01/2043 ^(c)	950	17
5.250% due 07/01/2048 ^(c)	900	16
7.500% due 07/01/2053 ^(c)	1,000	18
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 0.000% due 01/01/2060 (d)	22,070	1,672
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.250% due 06/15/2053	4,250	4,303
Capital Trust Authority, Florida Revenue Bonds, Series 2025
5.000% due 07/01/2045	1,250	1,179
5.250% due 07/01/2055	500	468
5.375% due 07/01/2065	4,250	3,970
Charlotte County Industrial Development Authority, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2051	5,000	3,911
Crosswinds East Community Development District, Florida Special Assessment Bonds, Series 2024 5.750% due 05/01/2054	1,250	1,223
Edgewater West Community Development District, Florida Special Assessment Bonds, Series 2024
5.250% due 05/01/2044	500	470
5.500% due 05/01/2054	2,500	2,311
Florida Atlantic University Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	4,500	4,536
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024
4.000% due 07/01/2051	4,000	3,512
4.000% due 07/01/2054	12,500	10,892
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024 5.250% due 07/01/2053	24,600	24,577
Florida Development Finance Corp. Revenue Bonds, Series 2017 6.125% due 06/15/2047	5,300	5,119

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Florida Development Finance Corp. Revenue Bonds, Series 2024
5.000% due 07/01/2041	15,435	14,069
5.250% due 08/01/2049	5,250	5,274
Florida Higher Educational Facilities Financing Authority Revenue Bonds, Series 2025 6.250% due 07/01/2055 (b)	16,000	16,029
Gas Worx Community Development District, Florida Special Assessment Bonds, Series 2025 6.000% due 05/01/2057	2,400	2,373
GIR East Community Development District, Florida Special Assessment Bonds, Series 2025 5.500% due 05/01/2055	1,750	1,627
Golden Gem Community Development District, Florida Special Assessment Bonds, Series 2024
5.700% due 05/01/2044	1,995	1,946
6.000% due 05/01/2055	4,000	3,919
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	3,625	3,591
Hamilton Bluff Community Development District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2044	1,000	973
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2024
5.850% due 05/01/2044	875	861
6.150% due 05/01/2054	1,000	987
Hammock Oaks Community Development District, Florida Special Assessment Bonds, Series 2025
5.550% due 05/01/2045	1,000	978
5.750% due 05/01/2055	1,000	968
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	3,600	3,660
Hickory Tree Community Development District, Florida Special Assessment Bonds, Series 2024
5.150% due 05/01/2044	1,000	949
5.450% due 05/01/2055	750	699
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2018 6.000% due 04/01/2038 ^(c)	402	5
Hobe-St Lucie Conservancy District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2055	2,500	2,485
Hyde Park Community Development District No 1, Florida Special Assessment Notes, Series 2024 5.250% due 05/01/2034	1,700	1,698
Ibis Landing Community Development District, Florida Special Assessment Bonds, Series 2025 5.875% due 06/15/2055 (b)	800	797
Lakes of Sarasota Community Development District 2, Florida Special Assessment Bonds, Series 2025
5.500% due 05/01/2045	400	386
5.700% due 05/01/2055	765	728
Lakes of Sarasota Community Development District, Florida Special Assessment Bonds, Series 2024 5.600% due 05/01/2055	685	646
Lakes of Sarasota Community Development District, Florida Special Assessment Notes, Series 2024 5.250% due 05/01/2034	2,325	2,321
Lakewood Ranch Stewardship District, Florida Special Assessment Bonds, Series 2024 5.500% due 05/01/2055	765	733
Lee County, Florida Airport Revenue Bonds, Series 2024 5.250% due 10/01/2049	10,000	10,047
LTC Ranch West Residential Community Development District, Florida Special Assessment Bonds, Series 2024
5.375% due 05/01/2044	530	502
5.650% due 05/01/2054	1,250	1,178
5.750% due 05/01/2044	1,150	1,131
6.050% due 05/01/2054	1,375	1,350
LTC Ranch West Residential Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	435	440
Magnolia Island Community Development District, Florida Special Assessment Bonds, Series 2025 5.750% due 05/01/2055	1,000	954
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2019 5.000% due 10/01/2049	4,275	4,207
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2036	7,500	7,938
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2034	11,600	12,511
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.880% due 03/01/2046	3,100	3,009
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	6,785	5,850
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024 4.125% due 10/01/2050	2,075	1,853
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2021 4.000% due 10/01/2050	10,000	8,393
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	1,490	1,491
Newfield Community Development District, Florida Special Assessment Bonds, Series 2025 5.900% due 05/01/2056	2,920	2,899
Newport Isles Community Development District, Florida Special Assessment Bonds, Series 2024 5.200% due 05/01/2054	2,535	2,334
Normandy Community Development District, Florida Special Assessment Bonds, Series 2024
5.300% due 05/01/2044	1,500	1,410
5.550% due 05/01/2054	1,750	1,610
North AR-1 Pasco Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,050	1,030
6.000% due 05/01/2054	1,680	1,649
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2053	4,915	4,808
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024 5.000% due 08/01/2054	3,200	3,009

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025
4.500% due 10/01/2056	20,000	18,104
5.250% due 10/01/2056	22,900	23,282
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2031 (d)	1,330	1,044
Parrish Lakes Community Development District, Florida Special Assessment Bonds, Series 2024
5.500% due 05/01/2044	715	693
5.800% due 05/01/2054	1,900	1,831
Pasadena Ridge Community Development District, Florida Special Assessment Bonds, Series 2024
5.050% due 05/01/2044	1,000	941
5.375% due 05/01/2055	1,275	1,187
Pioneer Ranch Community Development District, Florida Special Assessment Bonds, Series 2024 5.300% due 05/01/2055	1,000	911
Polk County, Florida Industrial Development Authority Revenue Bonds, Series 2020 5.875% due 01/01/2033 ^(c)	9,040	5,243
Pompano Beach, Florida Revenue Bonds, Series 2020 4.000% due 09/01/2050	6,750	5,352
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	7,000	7,015
Reflection Bay Community Development District, Florida Special Assessment Bonds, Series 2025 5.875% due 05/01/2055	1,200	1,179
Rivers Edge III Community Development District, Florida Special Assessment Bonds, Series 2025 6.000% due 05/01/2056	1,000	1,004
Rookery Community Development District, Florida Special Assessment Bonds, Series 2024 5.350% due 05/01/2055	1,500	1,381
Seagrove Community Development District, Florida Special Assesment Bonds, Series 2024 5.200% due 06/15/2054	1,250	1,172
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	6,500	5,097
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,710	4,089
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2042 (d)	1,000	415
0.000% due 09/01/2045 (d)	1,000	342
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	4,800	4,378
Tradition Community Development District No 9, Florida Special Assessment Bonds, Series 2025
5.400% due 05/01/2045	710	681
5.650% due 05/01/2056	880	839
Two Rivers West Community Development District, Florida Special Assessment Bonds, Series 2024 5.875% due 05/01/2054	1,000	997
V-Dana Community Development District, Florida Special Assessment Bonds, Series 2025
5.375% due 05/01/2045	900	868
5.550% due 05/01/2055	1,250	1,191
Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	7,735	5,697
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 5.000% due 05/01/2043	995	981
Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2024 4.550% due 05/01/2044	1,000	933
Westside Haines City Community Development District, Florida Special Assessment Bonds, Series 2024
5.750% due 05/01/2044	1,190	1,179
6.000% due 05/01/2054	1,590	1,580

		342,113

GEORGIA 2.1%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 7.000% due 01/01/2040 ^(c)	1,600	832
Atlanta Development Authority, Georgia Revenue Bonds, Series 2024 6.500% due 12/15/2048 (e)	16,100	14,082
Atlanta Development Authority, Georgia Tax Allocation Notes, Series 2024 5.000% due 04/01/2034	1,950	1,956
Augusta Development Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2053	6,500	6,502
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	6,000	5,281
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.750% due 04/01/2053	7,500	7,873
Gainesville & Hall County, Georgia Development Authority Revenue Bonds, Series 2017 5.000% due 03/01/2047	1,500	855
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	17,400	18,343
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024 5.000% due 05/01/2055	2,900	3,054
Municipal Electric Authority of Georgia Revenue Bonds, (BAM Insured), Series 2024
5.250% due 01/01/2041	1,150	1,237
5.250% due 01/01/2044	1,100	1,164
5.250% due 01/01/2054	6,725	6,977
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019
5.000% due 01/01/2049	10,900	10,790
5.000% due 01/01/2056	10,000	9,876
5.000% due 01/01/2059	7,600	7,431
5.000% due 01/01/2063	3,340	3,257
Municipal Electric Authority of Georgia Revenue Bonds, Series 2021
4.000% due 01/01/2051	1,000	860

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.000% due 01/01/2056	1,100	1,087
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,600
Municipal Electric Authority of Georgia Revenue Bonds, Series 2023 5.250% due 07/01/2064	7,000	7,165
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2042	1,200	1,235
5.000% due 01/01/2043	1,050	1,071

		115,528

GUAM 0.0%
Guam Department of Education Certificates of Participation Bonds, Series 2020 5.000% due 02/01/2040	1,500	1,450

HAWAII 0.3%
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2017 4.000% due 03/01/2037	6,520	6,142
Hawaii Department of Budget & Finance State Revenue Bonds, Series 2019
3.200% due 07/01/2039	3,725	3,131
3.500% due 10/01/2049	2,000	1,512
Hawaii Department of Budget & Finance State Revenue Notes, Series 2017 3.100% due 05/01/2026	6,990	6,887

		17,672

IDAHO 0.4%
Idaho Housing & Finance Association Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 4.650% due 01/01/2054	4,285	4,136
Nez Perce County, Idaho Certificates of Participation Bonds, Series 2022 5.000% due 03/01/2052	2,750	2,752
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	18,235	16,374

		23,262

ILLINOIS 3.6%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 4.000% due 12/01/2035	8,360	8,029
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	9,000	9,005
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	20,000	19,666
5.250% due 01/01/2056	1,000	1,014
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.000% due 01/01/2036	1,000	1,060
5.000% due 01/01/2037	2,500	2,623
5.000% due 01/01/2039	1,200	1,248
5.250% due 01/01/2040	1,500	1,587
5.250% due 01/01/2042	2,450	2,538
5.250% due 01/01/2043	2,625	2,705
5.250% due 01/01/2048	3,925	3,992
5.500% due 01/01/2044	2,625	2,756
Chicago Transit Authority, Illinois Revenue Bonds, Series 2020 4.000% due 12/01/2050	2,250	1,909
Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025 5.000% due 01/15/2039 (b)	9,590	10,324
Exceptional Children Have Opportunities, Illinois General Obligation Debt Certificate, Series 2020 4.000% due 12/01/2036	680	668
Gilberts Special Service Area No 25, Illinois Special Tax Bonds, Series 2018 6.000% due 03/01/2048	7,827	7,407
Illinois Finance Authority Revenue Bonds, Series 2010 4.800% due 12/01/2043	6,500	6,586
Illinois Finance Authority Revenue Bonds, Series 2016 4.000% due 02/15/2036	2,500	2,528
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037 ^(c)	2,426	19
5.125% due 02/15/2045 ^(c)	2,675	21
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	3,100	3,061
Illinois Finance Authority Revenue Bonds, Series 2019 5.000% due 11/01/2049 ^(c)	4,900	3,185
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	3,375	3,059
Illinois Finance Authority Revenue Bonds, Series 2021
4.000% due 05/01/2035	1,410	1,371
4.000% due 05/01/2040	2,830	2,543
Illinois Finance Authority Revenue Bonds, Series 2022 3.950% due 08/15/2057	5,100	5,100
Illinois Sales Tax State Revenue Bonds, Series 2016 3.000% due 06/15/2033	2,785	2,533
Illinois Sales Tax State Revenue Bonds, Series 2025 5.000% due 06/15/2038	4,000	4,286
Illinois State General Obligation Bonds, Series 2016 3.500% due 06/01/2029	2,000	1,977

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Illinois State General Obligation Bonds, Series 2017 5.000% due 12/01/2038	1,000	1,009
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	4,000	4,015
Illinois State General Obligation Bonds, Series 2020 4.125% due 10/01/2036	2,000	1,942
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2036	2,250	2,357
Illinois State General Obligation Bonds, Series 2023
5.000% due 12/01/2043	3,250	3,280
5.000% due 12/01/2046	17,500	17,408
Illinois State General Obligation Bonds, Series 2024
4.250% due 05/01/2046	9,500	8,446
5.000% due 02/01/2036	12,000	12,869
5.250% due 05/01/2044	4,000	4,087
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	2,650	2,805
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (d)	5,000	2,848
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	19,500	16,110
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018 4.000% due 01/01/2048	8,500	7,267
Southwestern Illinois Development Authority Revenue Bonds, Series 2007 5.350% due 03/01/2031	1,220	900

		198,143

INDIANA 1.8%
Evansville, Indiana Revenue Bonds, Series 2017 5.450% due 01/01/2038	7,975	7,373
Goshen, Indiana Revenue Bonds, Series 2021 5.000% due 08/01/2041	4,065	3,362
Indiana Finance Authority Revenue Bonds, Series 2012 4.250% due 11/01/2030	20,440	20,836
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(c)	27,720	4,166
Indiana Finance Authority Revenue Bonds, Series 2024
5.000% due 07/01/2059	1,250	1,184
5.250% due 07/01/2064	1,500	1,459
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2057 (b)	7,000	7,679
Indiana Finance Authority Revenue Notes, Series 2021 1.400% due 08/01/2029	1,000	894
Indiana Housing & Community Development Authority Revenue Bonds, Series 2016
5.750% due 01/01/2036	1,600	1,537
6.250% due 07/01/2056	9,765	9,241
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2022 5.250% due 01/01/2048	2,150	2,218
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
6.000% due 02/01/2048	7,000	7,682
6.000% due 03/01/2053	12,985	13,441
Indianapolis, Indiana Revenue Bonds, Series 2016 6.250% due 07/01/2056	9,765	9,269
Valparaiso, Indiana Revenue Bonds, Series 2021 5.375% due 12/01/2041	5,350	4,679
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	5,000	5,080

		100,100

IOWA 0.4%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	2,850	3,044
5.000% due 12/01/2050	6,680	7,576
Iowa Finance Authority Revenue Bonds, Series 2022 8.000% due 01/01/2042	9,500	8,155
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 0.010% due 06/01/2065 (d)	26,980	3,953

		22,728

KANSAS 0.2%
Colby, Kansas Revenue Notes, Series 2024 5.500% due 07/01/2026	9,700	9,723
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(c)	3,233	453
Wyandotte County-Kansas City Unified Government, Kansas Revenue Bonds, Series 2018 4.500% due 06/01/2040	725	689

		10,865

KENTUCKY 0.3%
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2016
6.000% due 11/15/2036	2,350	1,847
6.250% due 11/15/2046	1,150	802

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021
4.750% due 07/01/2040	3,750	3,239
5.125% due 07/01/2055	4,660	3,701
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	5,700	6,026

		15,615

LOUISIANA 0.7%
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045	7,000	6,367
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.000% due 01/01/2039	8,000	8,247
5.250% due 01/01/2044	22,000	22,530

		37,144

MAINE 0.1%
Finance Authority of Maine Revenue Bonds, Series 2024 4.625% due 12/01/2047	3,000	2,925

MARYLAND 0.3%
Maryland Economic Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2048	11,500	11,642
Maryland Economic Development Corp. Tax Allocation Bonds, Series 2020 4.000% due 09/01/2040	2,000	1,786
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 3.762% due 01/01/2043	3,205	2,324

		15,752

MASSACHUSETTS 2.0%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018
4.000% due 05/01/2040	3,580	3,484
4.000% due 05/01/2041	9,305	8,914
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 5.000% due 07/01/2048	15,300	15,373
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2046	5,500	5,672
5.000% due 10/01/2051	10,000	10,217
5.000% due 10/01/2053	19,000	19,377
Commonwealth of Massachusetts General Obligation Bonds, Series 2025 5.000% due 04/01/2055	16,000	16,333
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 10/01/2048	5,360	4,920
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2048	10,500	10,260
Massachusetts Development Finance Agency Revenue Bonds, Series 2024
5.000% due 07/01/2054	1,200	1,107
5.000% due 07/01/2060	1,100	999
Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2045	2,000	2,006
5.250% due 07/01/2050	2,000	1,984
5.250% due 07/01/2055	8,500	8,190

		108,836

MICHIGAN 1.8%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	32,007	25,046
Detroit, Michigan General Obligation Bonds, Series 2021 5.000% due 04/01/2050	1,600	1,551
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	1,300	1,441
Detroit, Michigan General Obligation Notes, Series 2023 6.844% due 05/01/2028	515	532
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.655% due 07/01/2032 ~	3,750	3,701
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2045 (d)	15,000	3,999
0.000% due 06/01/2065 (d)	55,000	5,420
4.800% due 09/01/2040	235	193
5.000% due 06/01/2040	3,750	3,798
5.000% due 09/01/2050	380	291
Michigan Finance Authority Revenue Bonds, Series 2021 5.000% due 05/01/2046	1,435	1,059
Michigan Finance Authority Revenue Bonds, Series 2024
5.500% due 02/28/2049	1,875	1,947
5.500% due 02/28/2057	3,000	3,096
Michigan Finance Authority Revenue Notes, Series 2020 4.300% due 09/01/2030	100	94
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,000	1,000
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	5,500	6,037

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008
0.000% due 06/01/2046 (d)	78,000	10,195
0.000% due 06/01/2058 (d)	145,250	4,016
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	17,000	17,540
Northern Michigan University Revenue Bonds, Series 2025
5.250% due 06/01/2047 (b)	2,000	2,046
5.500% due 06/01/2055 (b)	4,250	4,404
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2033	1,380	1,496

		98,902

MINNESOTA 0.3%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	5,000	5,000
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2016 5.000% due 01/01/2041	750	744
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022
5.000% due 01/01/2034	1,645	1,744
5.000% due 01/01/2037	2,100	2,182
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	4,995	5,551

		15,221

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, Series 2021
4.000% due 10/01/2034	500	452
4.000% due 10/01/2035	300	266

		718

MISSOURI 0.2%
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	249
5.550% due 10/01/2036	45	43
Lees Summit Industrial Development Authority, Missouri Revenue Bonds, Series 2016 5.000% due 08/15/2051	1,450	1,195
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	7,000	7,267
St. Louis Land Clearance for Redevelopment Authority, Missouri Revenue Bonds, Series 2017 5.125% due 06/01/2046	2,195	2,064

		10,818

MONTANA 0.0%
Hardin, Montana Tax Allocation Bonds, Series 2006 6.250% due 09/01/2031 ^(c)	830	124

MULTI-STATE 2.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022
2.875% due 07/25/2036 (g)	2,336	2,157
3.125% due 09/25/2036	955	883
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	26,863	26,890
4.143% due 01/25/2040 ~	21,567	20,753
4.552% due 08/25/2040 ~	27,914	28,249
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(g)	20,208	20,764
4.685% due 10/25/2040	19,345	19,730

		119,426

NEBRASKA 0.2%
Omaha Public Power District, Nebraska Revenue Bonds, Series 2021 4.000% due 02/01/2051	8,000	7,008
Omaha Public Power District, Nebraska Revenue Bonds, Series 2024 5.000% due 02/01/2043	3,500	3,663

		10,671

NEVADA 0.2%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	3,540	3,385
Nevada Department of Business & Industry State Revenue Bonds, Series 2017 5.125% due 12/15/2037 ^(c)	1,754	0
Nevada Department of Business & Industry State Revenue Bonds, Series 2018 6.950% due 02/15/2038 ^(c)	3,695	0

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Reno, Nevada Revenue Bonds, Series 2018 0.010% due 07/01/2058 (d)	42,500	5,902

		9,287

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2021 4.000% due 01/01/2051	2,250	1,668
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.777% due 08/20/2034	13,525	12,624
3.875% due 01/20/2038	7,939	7,253
3.967% due 06/20/2034	10,021	9,505
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.595% due 08/20/2039 (a)	24,033	955
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041 ~	21,454	20,268

		52,273

NEW JERSEY 1.1%
Atlantic City, New Jersey General Obligation Bonds, Series 2015 6.375% due 03/01/2030	815	817
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	6,810	6,975
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2052	20,000	20,142
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002
5.750% due 04/01/2031	5,000	4,955
6.500% due 04/01/2028	2,523	2,610
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FHA Insured), Series 2024 5.250% due 12/20/2065	2,250	2,279
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2039	2,000	1,897
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2022 5.500% due 06/15/2050	3,500	4,101
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 4.250% due 06/15/2040	10,500	10,167
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	940	907
Union County, New Jersey Improvement Authority Revenue Bonds, Series 2021 8.500% due 06/01/2041	6,000	4,089

		58,939

NEW YORK 8.1%
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	8,905	7,863
Build NYC Resource Corp. New York Revenue Notes, Series 2022
5.750% due 06/01/2052	1,250	1,211
5.750% due 06/01/2062	3,250	3,088
Huntington Local Development Corp. New York Revenue Notes, Series 2021 4.000% due 07/01/2027	1,785	1,751
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	4,700	4,660
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,750	1,446
3.750% due 11/01/2052	2,000	1,635
New York City, New York Housing Development Corp. Revenue Bonds, Series 2024 4.650% due 11/01/2049	3,000	2,898
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2053	9,600	9,920
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2025
5.000% due 06/15/2043	14,260	15,001
5.250% due 06/15/2055	3,400	3,539
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020
4.000% due 11/01/2040	5,000	4,756
4.000% due 11/01/2043	4,000	3,649
4.000% due 05/01/2047	6,030	5,322
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021
4.000% due 08/01/2039	4,000	3,877
4.000% due 02/01/2049	4,000	3,496
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	11,000	11,386
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
5.000% due 05/01/2049	1,000	1,021
5.000% due 05/01/2050	3,000	3,056
5.250% due 05/01/2048	15,000	15,650
5.250% due 02/01/2053	2,000	2,071
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2037	8,000	8,793
5.000% due 11/01/2042	12,000	12,616
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (d)	43,000	8,970
0.000% due 06/01/2055 (d)	75,600	5,985
0.010% due 06/01/2055 (d)	58,000	4,605
0.010% due 06/01/2060 (d)	210,000	8,379

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	11,250	11,014
5.150% due 11/15/2034	2,600	2,600
5.375% due 11/15/2040	6,500	6,500
New York Power Authority Revenue Bonds, (AGM Insured), Series 2022 4.000% due 11/15/2047	7,300	6,505
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023
5.000% due 11/15/2053	5,000	5,052
5.125% due 11/15/2063	10,000	10,118
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2060	8,760	7,406
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 02/15/2047	10,750	9,579
4.000% due 07/01/2050	10,175	8,643
New York State Dormitory Authority Revenue Bonds, Series 2021 4.000% due 03/15/2040	8,730	8,383
New York State Dormitory Authority Revenue Bonds, Series 2024
4.000% due 05/01/2039	3,500	3,373
4.000% due 03/15/2054	14,250	12,276
New York State Thruway Authority Revenue Bonds, Series 2021 4.000% due 03/15/2047	2,665	2,366
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2053	14,500	14,681
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	38,100	38,159
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	12,000	11,798
New York Transportation Development Corp. Revenue Bonds, Series 2018
5.000% due 01/01/2031	2,280	2,327
5.000% due 01/01/2033	6,750	6,861
5.000% due 01/01/2036	1,500	1,512
New York Transportation Development Corp. Revenue Bonds, Series 2020
4.375% due 10/01/2045	8,290	7,403
5.000% due 10/01/2035	6,715	6,829
5.000% due 10/01/2040	3,560	3,545
5.250% due 08/01/2031	6,755	6,908
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	1,250	997
New York Transportation Development Corp. Revenue Bonds, Series 2023
5.625% due 04/01/2040	8,750	8,998
6.000% due 04/01/2035	17,550	19,101
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	17,750	16,691
5.250% due 06/30/2043	7,560	7,613
5.500% due 06/30/2060	2,500	2,502
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2028	1,000	1,025
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,000	1,966
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	811
5.375% due 08/01/2054	340	268
Port Authority of New York & New Jersey Revenue Bonds, Series 1994 6.125% due 06/01/2094	4,000	4,006
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.375% due 11/01/2054	4,000	3,156
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021 0.010% due 06/01/2066 (d)	67,080	5,971
Syracuse Industrial Development Agency, New York Revenue Bonds, (SGI Insured), Series 2007 5.693% due 01/01/2028	8,370	8,103
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	3,750	3,839
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025 5.000% due 12/01/2042	2,000	2,100
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	4,500	3,967
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017
5.250% due 09/15/2047	1,000	805
5.250% due 09/15/2053	2,500	1,932

		444,333

NORTH CAROLINA 0.1%
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	5,695	6,311
North Carolina Medical Care Commission Revenue Bonds, Series 2021 4.000% due 03/01/2051	1,500	1,175
North Carolina Medical Care Commission Revenue Notes, Series 2021
4.000% due 03/01/2030	285	284
4.000% due 03/01/2031	290	289

		8,059

NORTH DAKOTA 0.0%
Grand Forks County, North Dakota Revenue Bonds, Series 2021 7.000% due 12/15/2043 ^(c)	7,940	0

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

OHIO 2.8%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2017 5.000% due 08/01/2042	3,085	3,090
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.010% due 06/01/2057 (d)	279,880	26,044
5.000% due 06/01/2055	74,950	63,988
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.000% due 01/01/2037	6,500	6,836
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2024 4.000% due 12/01/2044	6,355	5,524
Cuyahoga County, Ohio Revenue Bonds, Series 2017
5.000% due 02/15/2057	5,000	4,620
5.500% due 02/15/2057	1,000	972
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, Series 2019
5.000% due 12/01/2033	1,170	1,190
5.000% due 12/01/2035	1,200	1,211
5.000% due 12/01/2037	650	648
5.000% due 12/01/2039	1,425	1,387
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	2,080	1,780
Montgomery County, Ohio Revenue Bonds, Series 2018
6.000% due 04/01/2038 ^(c)	2,398	30
6.250% due 04/01/2049 ^(c)	5,238	65
Ohio Air Quality Development Authority Revenue Bonds, Series 2017 4.250% due 01/15/2038	1,075	1,034
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	25,060	22,231
Ohio Housing Finance Agency Revenue Bonds, Series 2024 6.000% due 01/01/2045	4,230	4,012
Ohio Housing Finance Agency Revenue Bonds, Series 2025 6.375% due 01/01/2045	2,115	2,124
Ohio State Hospital Revenue Bonds, Series 2020 4.000% due 11/15/2038	1,280	1,188
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, Series 2025 6.500% due 01/01/2045	3,350	3,382

		151,356

OKLAHOMA 0.6%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	5,000	4,941
Oklahoma Turnpike Authority Revenue Bonds, Series 2023
4.500% due 01/01/2053	5,750	5,518
5.500% due 01/01/2053	2,750	2,869
Payne County, Oklahoma Economic Development Authority Revenue Bonds, Series 2016
6.625% due 11/01/2036 ^(c)	526	2
6.875% due 11/01/2046 ^(c)	1,081	4
7.000% due 11/01/2051 ^(c)	2,163	7
Tulsa Municipal Airport Trust Trustees, Oklahoma Revenue Bonds, Series 2025 6.250% due 12/01/2035	19,000	21,005

		34,346

OREGON 0.3%
Salem Hospital Facility Authority, Oregon Revenue Bonds, Series 2022
4.000% due 05/15/2047	875	700
4.000% due 05/15/2057	1,000	744
University of Oregon Revenue Bonds, Series 2020 5.000% due 04/01/2050	5,705	5,735
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	7,000	7,126

		14,305

PENNSYLVANIA 3.5%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	15,855	15,693
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2024 7.000% due 06/30/2039	18,807	16,516
Berks County, Pennsylvania Municipal Authority Revenue Notes, Series 2024
6.000% due 06/30/2034	1,850	1,959
8.000% due 06/30/2034	3,693	3,773
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	6,500	7,080
Chester County Health & Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2017 5.000% due 10/01/2052	2,500	2,429
Doylestown Hospital Authority, Pennsylvania Revenue Bonds, Series 2024 5.375% due 07/01/2039	2,575	2,734
Franklin County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2018 5.000% due 12/01/2053	1,650	1,375
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	14,750	12,455
General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2018 6.500% due 07/15/2048	4,200	4,249

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Lancaster Municipal Authority, Pennsylvania Revenue Bonds, Series 2024
5.000% due 05/01/2044	1,000	999
5.000% due 05/01/2049	900	873
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	9,500	9,495
Mercer County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2020 6.125% due 10/01/2050	4,935	3,506
Montgomery County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2024 5.000% due 11/01/2044	4,300	4,115
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue Bonds, Series 2018 4.000% due 09/01/2049	2,200	1,859
Moon Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2015
6.000% due 07/01/2045	21,300	18,494
6.125% due 07/01/2050	4,500	3,842
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2037	5,000	5,042
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
5.250% due 06/30/2053	7,635	7,642
6.000% due 06/30/2061	6,000	6,287
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2023
5.250% due 07/01/2046	2,200	2,220
5.250% due 07/01/2049	2,000	2,005
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.450% due 01/01/2051	2,500	2,554
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	3,070	3,315
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	12,200	12,105
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	6,260	6,774
6.250% due 10/01/2054	3,400	3,717
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,500	3,047
Pennsylvania Turnpike Commission Revenue Bonds, Series 2019 5.000% due 12/01/2044	6,000	6,020
Pennsylvania Turnpike Commission Revenue Bonds, Series 2021 5.000% due 12/01/2051	4,050	4,105
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,000	3,085
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	3,500	3,625
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2043	5,000	5,259
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2018 5.000% due 07/01/2035	750	737

		188,985

PUERTO RICO 6.7%
Children's Trust Fund, Puerto Rico Revenue Bonds, Series 2008
0.000% due 05/15/2057 (d)	69,500	1,832
0.010% due 05/15/2057 (d)	125,000	6,898
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	43,493	26,802
0.000% due 11/01/2051	79,251	50,126
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	34,182	32,769
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.568% (US0003M + 0.520%) due 07/01/2029 ~	9,245	8,838
Puerto Rico Electric Power Authority Revenue Bonds, (BABs), Series 2010
5.950% due 07/01/2030 ^(c)	2,500	1,219
6.125% due 07/01/2040 ^(c)	1,950	951
6.250% due 07/01/2040 ^(c)	400	195
Puerto Rico Electric Power Authority Revenue Bonds, Series 2005 4.625% due 07/01/2030 ^(c)	10	5
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007
1.000% due 07/01/2031 ^~(c)	2,500	1,219
5.000% due 07/01/2026 ^(c)	10	5
5.000% due 07/01/2037 ^(c)	555	271
Puerto Rico Electric Power Authority Revenue Bonds, Series 2008
5.000% due 07/01/2028 ^(c)	12,030	5,865
5.250% due 07/01/2033 ^(c)	4,200	2,047
5.500% due 07/01/2038 ^(c)	5,745	2,801
Puerto Rico Electric Power Authority Revenue Bonds, Series 2010
4.625% due 07/01/2025 ^(c)	35	17
4.750% due 07/01/2026 ^(c)	245	119
4.750% due 07/01/2027 ^(c)	50	24
5.000% due 07/01/2025 ^(c)	865	422
5.000% due 07/01/2026 ^(c)	65	32
5.250% due 07/01/2025 ^(c)	25	12
5.250% due 07/01/2026 ^(c)	6,070	2,959
5.250% due 07/01/2027 ^(c)	390	190
5.250% due 07/01/2030 ^(c)	1,625	792
5.250% due 07/01/2031 ^(c)	30	15
5.250% due 07/01/2040 ^(c)	26,855	13,092
5.400% due 07/01/2028 ^(c)	2,610	1,272

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.750% due 07/01/2036 ^(c)	23,620	11,515
Puerto Rico Electric Power Authority Revenue Bonds, Series 2012
5.000% due 07/01/2029 ^(c)	7,000	3,412
5.000% due 07/01/2042 ^(c)	3,125	1,523
Puerto Rico Electric Power Authority Revenue Bonds, Series 2013
6.750% due 07/01/2036 ^(c)	10,000	4,875
7.000% due 07/01/2033 ^(c)	4,900	2,389
7.000% due 07/01/2040 ^(c)	20	10
7.000% due 07/01/2043 ^(c)	2,600	1,267
Puerto Rico Electric Power Authority Revenue Bonds,(BABs),Series 2010 6.050% due 07/01/2032 ^(c)	770	375
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.010% due 07/01/2046 (d)	59,548	18,972
0.010% due 07/01/2051 (d)	244,313	57,123
4.750% due 07/01/2053	25,325	23,318
5.000% due 07/01/2058	45,177	42,538
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	16,030	15,058
4.550% due 07/01/2040	21,414	20,547

		363,711

RHODE ISLAND 0.5%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024
5.000% due 05/15/2038	1,000	1,052
5.000% due 05/15/2042	1,000	1,008
5.250% due 05/15/2049	3,650	3,651
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2007 0.000% due 06/01/2052 (d)	12,580	2,184
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	4,500	4,500
5.000% due 06/01/2050	14,280	14,159

		26,554

SOUTH CAROLINA 0.9%
Charleston County, South Carolina Airport District Revenue Bonds, Series 2024 5.250% due 07/01/2054	3,750	3,801
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	7,700	8,271
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025 5.250% due 11/01/2043	4,500	4,696
South Carolina Public Service Authority Revenue Bonds, Series 2024
5.000% due 12/01/2049	3,500	3,502
5.250% due 12/01/2049	4,500	4,609
5.500% due 12/01/2054	12,525	13,125
South Carolina Public Service Authority Revenue Bonds, Series 2025 5.000% due 12/01/2046	6,750	6,817
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	6,800	6,735

		51,556

TENNESSEE 1.1%
Bristol Industrial Development Board, Tennessee Tax Allocation Bonds, Series 2016 5.625% due 06/01/2035	2,000	1,759
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Bonds, Series 2017 5.625% due 01/01/2046	850	558
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,440	2,516
5.000% due 07/01/2056	4,000	4,066
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,000	2,897
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	10,305	10,362
Metropolitan Nashville Airport Authority, Tennessee Revenue Bonds, Series 2022
5.250% due 07/01/2047	6,250	6,328
5.500% due 07/01/2052	4,500	4,596
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	9,805	10,296
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	17,750	18,710

		62,088

TEXAS 9.2%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045	5,750	5,750
7.500% due 12/01/2045 ^(c)	7,060	706
12.000% due 12/01/2045 ^(c)	9,525	1,141
Arlington Higher Education Finance Corp. Texas Revenue Bonds, Series 2016 5.000% due 12/01/2051	2,710	2,470
Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 03/01/2043	2,575	2,482
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	5,200	5,247

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2019
7.000% due 03/01/2039 ^(c)	480	288
9.000% due 03/01/2039 ^(c)	14,865	8,919
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2022 10.000% due 06/01/2042	4,687	3,515
Brazoria County, Texas Industrial Development Corp. Revenue Bonds, Series 2023 12.000% due 06/01/2043	12,186	9,139
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021
3.625% due 07/01/2026	7,000	6,731
6.500% due 07/01/2026	12,750	12,062
Canutillo Independent School District, Texas General Obligation Bonds, (PSF Insured), Series2024 5.250% due 02/15/2054	12,100	12,537
Celina, Texas Special Assessment Bonds, (AGC Insured), Series 2025
5.000% due 09/01/2039	750	779
5.000% due 09/01/2045	1,750	1,759
Celina, Texas Special Assessment Bonds, Series 2024
5.125% due 09/01/2044	1,800	1,688
5.375% due 09/01/2053	226	212
5.500% due 09/01/2054	1,000	956
Celina, Texas Special Assessment Bonds, Series 2025
5.500% due 09/01/2045	300	291
5.625% due 09/01/2055	600	573
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2039	3,500	3,714
Clifton Higher Education Finance Corp. Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	3,000	3,011
Club Municipal Management District No 1, Texas Special Assessment Bonds, Series 2024
5.100% due 09/01/2044	650	622
5.375% due 09/01/2055	1,047	1,001
Conroe Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	13,000	11,490
Crandall, Texas Special Assessment Bonds, Series 2025
5.250% due 09/15/2045	540	512
5.500% due 09/15/2055	1,250	1,185
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	15,000	13,081
Dallas Housing Finance Corp. Texas Revenue Bonds, Series 2022 6.000% due 12/01/2062	3,425	3,080
Denton County, Texas Special Assessment Bonds, Series 2025
4.500% due 12/31/2035	1,000	1,005
5.000% due 12/31/2035	1,000	1,008
5.375% due 12/31/2045	1,750	1,765
5.875% due 12/31/2045	1,500	1,512
6.125% due 12/31/2055	3,500	3,528
Denton County, Texas Special Assessment Notes, Series 2025
4.250% due 12/31/2030	700	702
4.750% due 12/31/2030	650	653
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2053	13,000	13,192
Dickinson Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.250% due 02/15/2053	8,075	7,268
Elysian Fields Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	8,000	7,030
Everman Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024
4.000% due 02/15/2049	4,640	4,077
4.000% due 02/15/2054	6,540	5,623
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2024 4.250% due 02/15/2053	6,940	6,207
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 4.000% due 10/01/2042	5,000	4,540
Harris County, Texas General Obligation Bonds, Series 2024 4.000% due 09/15/2049	5,000	4,337
Harris County, Texas Toll Road Revenue Bonds, Series 2024 4.000% due 08/15/2049	6,500	5,725
Houston, Texas Airport System Revenue Bonds, Series 2024
5.500% due 07/15/2035	14,500	15,160
5.500% due 07/15/2036	17,850	18,582
5.500% due 07/15/2037	22,500	23,388
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	8,700	8,971
Humble Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2052	5,010	4,342
La Vega Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.125% due 02/15/2054	6,000	5,273
Lamar Consolidated Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2048	9,000	7,966
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.250% due 08/15/2053	1,800	1,627
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2050	2,100	2,123
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2016
4.000% due 07/01/2031 ^(c)	1,180	920
4.000% due 07/01/2036 ^(c)	2,635	2,378
4.250% due 07/01/2031	670	605
4.250% due 07/01/2036 ^(c)	1,950	1,521
4.750% due 07/01/2051 ^(c)	6,730	5,249

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.000% due 07/01/2031 ^(c)	905	817
5.000% due 07/01/2046 ^(c)	19,265	15,731
5.000% due 07/01/2051 ^(c)	9,305	8,398
5.250% due 07/01/2036 ^(c)	400	200
5.500% due 07/01/2046 ^(c)	2,520	1,260
5.750% due 07/01/2051 ^(c)	1,000	500
7.000% due 07/01/2051 ^(c)	1,450	203
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
5.000% due 01/01/2042	500	485
5.000% due 01/01/2047	1,500	1,399
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2019 5.000% due 12/01/2054	250	215
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Notes, Series 2016
3.750% due 07/01/2025	25	25
4.000% due 07/01/2025	50	39
4.000% due 07/01/2026	25	19
6.000% due 07/01/2026 ^(c)	80	11
North Texas Municipal Water District Water System Revenue Bonds, Series 2025
5.000% due 09/01/2044	2,700	2,815
5.000% due 09/01/2045	5,000	5,190
5.000% due 09/01/2046	4,505	4,657
5.000% due 09/01/2051	10,000	10,231
Northwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	7,225	6,358
Pilot Point, Texas Special Assessment Bonds, Series 2025
6.375% due 09/15/2055	2,800	2,833
7.125% due 09/15/2055	2,142	2,167
Port Beaumont Navigation District, Texas Revenue Bonds, Series 2020 4.000% due 01/01/2050	8,125	6,228
Princeton, Texas Special Assessment Bonds, Series 2024 5.250% due 09/01/2054	750	723
Princeton, Texas Special Assessment Bonds, Series 2025 5.625% due 09/01/2055	700	672
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	101
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2054	2,100	2,137
San Antonio Water System, Texas Revenue Bonds, Series 2015 4.000% due 05/15/2045	6,845	6,009
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.250% due 02/01/2049	16,215	16,850
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	6,000	5,610
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2052	3,000	3,036
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 6.875% due 11/15/2055	2,400	2,060
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	10,000	11,073
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	7,450	7,125
Texas State University System Revenue Bonds, Series 2024 5.000% due 03/15/2044	3,000	3,102
Texas Transportation Commission Revenue Bonds, Series 2019
0.000% due 08/01/2047 (d)	5,575	1,765
0.000% due 08/01/2051 (d)	3,450	875
Texas Water Development Board Revenue Bonds, Series 2017 4.000% due 10/15/2047	5,700	5,063
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	33,300	33,344
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	6,800	6,875
5.000% due 10/15/2058	4,500	4,548
Texas Water Development Board Revenue Bonds, Series 2024
4.250% due 10/15/2051	10,000	9,094
4.375% due 10/15/2054	12,250	11,436
4.375% due 10/15/2059	13,800	12,752
Waxahachie Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/15/2049	6,500	5,762

		501,011

UTAH 0.7%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025 5.250% due 06/01/2045	4,700	4,924
Mida Cormont Public Infrastructure District, Utah General Obligation Bonds, Series 2025
6.250% due 06/01/2055	1,700	1,744
6.750% due 06/01/2055 (e)	4,500	3,667
Mida Mountain Village Public Infrastructure District, Utah Tax Allocation Bonds, Series 2024
5.125% due 06/15/2054	5,940	5,555
6.000% due 06/15/2054	7,500	7,545
Salt Lake City, Utah Airport Revenue Bonds, Series 2018 5.000% due 07/01/2048	3,430	3,374
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2051	10,000	9,817

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

UIPA Crossroads Public Infrastructure District, Utah Tax Allocation Bonds, Series 2021 4.375% due 06/01/2052	3,500	3,015

		39,641

VERMONT 0.0%
Vermont Economic Development Authority Revenue Bonds, Series 2022 4.375% due 06/01/2052	2,000	1,973

VIRGINIA 1.4%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	4,355	4,093
Hampton Roads Transportation Accountability Commission, Virginia Revenue Bonds, Series 2022 4.000% due 07/01/2057	13,000	11,181
Henrico County, Virginia Economic Development Authority Revenue Bonds, Series 2025 5.000% due 11/01/2048	5,000	5,028
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025 5.000% due 11/01/2035	15,000	16,532
Lewistown Commerce Center Community Development Authority Revenue Bonds, Virginia Tax Allocation, Series 2014
6.050% due 03/01/2044 ^(c)	164	112
6.050% due 03/01/2044	154	129
6.050% due 03/01/2054 ^(c)	584	263
Peninsula Town Center Community Development Authority, Virginia Special Assessment Bonds, Series 2018 5.000% due 09/01/2045	2,250	2,128
Virginia Beach Development Authority Revenue Bonds, Series 2023 7.000% due 09/01/2059	4,000	4,355
Virginia Housing Development Authority Revenue Bonds, Series 2023 5.150% due 10/01/2053	3,000	3,035
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	12,625	10,570
7.500% due 07/01/2052 ^(c)	5,569	3,341
Virginia Small Business Financing Authority Revenue Bonds, Series 2024
5.000% due 12/01/2039	2,000	2,059
5.500% due 12/01/2054	2,500	2,540
Virginia Small Business Financing Authority Revenue Bonds, Series 2025
5.000% due 06/15/2044	2,500	2,522
5.000% due 06/15/2045	2,500	2,506
5.250% due 06/15/2055	4,000	4,046

		74,440

WASHINGTON 1.2%
Energy Northwest, Washington Revenue Bonds, Series 2025 5.000% due 07/01/2042	7,000	7,388
Seattle, Washington Drainage & Wastewater Revenue Bonds, Series 2021 4.000% due 09/01/2051	2,000	1,751
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2047	3,135	2,769
Washington State General Obligation Bonds, Series 2023 5.000% due 06/01/2040	5,825	6,190
Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024 4.400% due 03/01/2043	13,685	13,034
Washington State Housing Finance Commission Revenue Bonds, Series 2018
5.000% due 07/01/2048	2,925	2,015
5.000% due 07/01/2053	3,945	2,606
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	12,705	11,559
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.085% due 03/20/2040	14,488	13,617
Washington State Housing Finance Commission Revenue Bonds, Series 2025
6.000% due 07/01/2060 (b)	1,000	997
7.000% due 07/01/2064	2,200	2,240

		64,166

WEST VIRGINIA 0.9%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	144,415	13,214
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
4.006% due 06/01/2040	3,000	2,454
4.875% due 06/01/2049	9,885	9,073
West Virginia Economic Development Authority Revenue Bonds, Series 2025
4.625% due 04/15/2055	9,000	8,967
5.450% due 01/01/2055	9,120	9,308
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2053	8,600	9,155

		52,171

WISCONSIN 2.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017
6.750% due 08/01/2031	12,500	11,219
7.000% due 11/01/2046 ^(c)	3,500	1,925
7.000% due 01/01/2050	4,750	4,883

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
5.000% due 03/01/2048	5,000	4,135
6.375% due 01/01/2048 ^(c)	8,930	4,018
Public Finance Authority, Wisconsin Revenue Bonds, Series 2019 5.875% due 10/01/2054 ^(c)	5,230	3,234
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
0.010% due 01/01/2035 (d)	3,610	2,046
0.010% due 01/01/2060 (d)	43,000	3,258
5.000% due 01/01/2055	3,500	2,884
5.250% due 03/01/2055	2,500	2,133
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	9,475	7,492
4.000% due 07/01/2056	2,250	1,588
5.625% due 06/01/2050	6,500	6,376
6.500% due 06/01/2045	1,400	1,204
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022
4.000% due 10/01/2052	5,360	4,522
5.000% due 10/01/2052	13,120	13,137
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 0.000% due 07/01/2062	1,360	990
Public Finance Authority, Wisconsin Revenue Bonds, Series 2024
5.000% due 12/15/2039	700	672
5.000% due 12/15/2044	400	364
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2042	750	761
5.250% due 06/01/2045	370	363
5.250% due 11/15/2050	2,500	2,524
5.250% due 06/15/2055	1,000	997
5.250% due 11/15/2061	3,000	2,995
5.500% due 06/15/2045	725	705
5.500% due 06/01/2055	600	592
5.500% due 06/15/2055	750	750
5.750% due 06/15/2055	1,000	971
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 5.000% due 12/01/2025	2,000	2,003
Public Finance Authority, Wisconsin Revenue Notes, Series 2023
0.010% due 09/01/2029 (d)	1,835	1,360
6.125% due 12/15/2029	4,406	4,442
Public Finance Authority, Wisconsin Revenue Notes, Series 2025
5.000% due 06/01/2030	750	781
5.000% due 06/01/2035	1,175	1,221
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2050 (d)	25,410	7,089
0.000% due 12/15/2060 (d)	5,000	813
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,095	1,819
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2047	3,500	3,064
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.500% due 07/01/2043	2,350	1,969
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 08/15/2041	4,000	3,735
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2024 5.875% due 07/01/2055	8,000	7,732
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2025 6.625% due 07/01/2060	4,800	4,946

		127,712

Total Municipal Bonds & Notes (Cost $4,847,007)		4,704,808

U.S. GOVERNMENT AGENCIES 4.7%
BBRA 7.215% due 06/02/2059	43,300	43,300
BBRA 7.215% due 06/01/2059	12,600	12,600
Freddie Mac
3.084% due 04/25/2043 ~	8,083	7,036
3.260% due 01/25/2039 ~	24,503	15,852
3.541% due 01/25/2043 ~	12,177	7,812
3.600% due 12/01/2040 - 06/01/2043	15,090	13,672
3.700% due 09/01/2038	10,481	9,837
3.720% due 01/01/2041	13,911	12,817
3.790% due 07/01/2040	3,912	3,647
3.800% due 12/01/2038 - 01/01/2040	15,198	14,314
3.850% due 02/01/2038 - 01/01/2040	23,014	21,777
4.000% due 01/01/2039	3,500	3,358
4.100% due 05/01/2038	6,774	6,619
4.250% due 08/01/2038	4,958	4,899
4.300% due 05/25/2041 ~(g)	5,901	5,642
4.400% due 11/01/2040	9,904	9,740
4.500% due 12/01/2040	10,000	9,910
4.600% due 03/01/2041	7,657	7,616
4.900% due 02/01/2040	5,934	6,182
4.913% due 07/15/2040 •	4,903	5,021
5.210% due 08/01/2040	15,859	17,001
5.360% due 06/01/2039	7,530	8,156

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.469% due 01/25/2042 ~	12,474	9,996

Total U.S. Government Agencies (Cost $254,984)		256,804

	SHARES
SHORT-TERM INSTRUMENTS 0.0%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	1,507,380	1,507

Total Short-Term Instruments (Cost $1,507)		1,507

Total Investments in Securities (Cost $5,257,758)		5,113,880

INVESTMENTS IN AFFILIATES 6.9%
SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	38,848,515	378,268

Total Short-Term Instruments (Cost $378,140)		378,268

Total Investments in Affiliates (Cost $378,140)		378,268

Total Investments 100.6% (Cost $5,635,898)		$5,492,148
Financial Derivative Instruments (h) (0.0)%(Cost or Premiums, net $0)		(42)
Other Assets and Liabilities, net (0.6)%		(34,709)

Net Assets 100.0%		$5,457,397

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^			Security is in default.
«			Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)			Security is an Interest Only ("IO") or IO Strip.
(b)			When-issued security.
(c)			Security is not accruing income as of the date of this report.
(d)			Zero coupon security.
(e)			Security becomes interest bearing at a future date.
(f)			Coupon represents a 7-Day Yield.
(g)			RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bluehouse Commons Apartments	4.120%	12/01/2042	01/09/2025	$11,152	$11,476	0.21%
City of Salinas	4.020	09/01/2033	07/26/2023	6,863	6,651	0.12
Freddie Mac	4.300	05/25/2041	03/06/2025	5,833	5,642	0.10
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022	2.875	07/25/2036	11/17/2022	2,070	2,157	0.04
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615	08/25/2041	03/19/2024	20,357	20,764	0.38
Gladieux Metals Recycling	15.000	05/06/2026	05/06/2025 - 07/01/2025	2,051	2,038	0.04
Groves Seniors Apartments	4.000	07/01/2038	01/09/2025	1,185	1,231	0.02
Groves Seniors Apartments	4.170	06/01/2041	01/09/2025	6,937	7,162	0.13
Mangini Place Apartments	3.910	11/01/2042	01/09/2025	16,121	16,600	0.30
Northlake Senior Apartments	3.990	10/01/2041	01/09/2025	17,327	17,881	0.33
Pine Grove Powers Avenue	5.000	10/01/2042	01/09/2025	16,788	17,280	0.32
Valencia Garden	4.020	11/01/2041	01/09/2025	10,258	10,582	0.20

				$116,942	$119,464	2.19%

(h)			FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	135	$(15,137)	$(215)	$0	$(42)

Total Futures Contracts				$(215)	$0	$(42)

Cash of $2,899 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$99,282	$99,282
Corporate Bonds & Notes
Banking & Finance	0	0	17,573	17,573
Industrials	0	33,906	0	33,906
Municipal Bonds & Notes
Alabama	0	224,245	0	224,245
Alaska	0	9,026	0	9,026
Arizona	0	35,941	0	35,941
Arkansas	0	18,980	0	18,980
California	0	457,702	0	457,702
Colorado	0	233,280	0	233,280
Delaware	0	37,714	0	37,714
District of Columbia	0	93,001	0	93,001
Florida	0	342,113	0	342,113
Georgia	0	115,528	0	115,528
Guam	0	1,450	0	1,450
Hawaii	0	17,672	0	17,672
Idaho	0	23,262	0	23,262
Illinois	0	198,143	0	198,143
Indiana	0	100,100	0	100,100
Iowa	0	22,728	0	22,728
Kansas	0	10,865	0	10,865
Kentucky	0	15,615	0	15,615
Louisiana	0	37,144	0	37,144
Maine	0	2,925	0	2,925
Maryland	0	15,752	0	15,752
Massachusetts	0	108,836	0	108,836
Michigan	0	98,902	0	98,902
Minnesota	0	15,221	0	15,221
Mississippi	0	718	0	718
Missouri	0	10,818	0	10,818
Montana	0	124	0	124
Multi-State	0	119,426	0	119,426
Nebraska	0	10,671	0	10,671
Nevada	0	9,287	0	9,287
New Hampshire	0	52,273	0	52,273
New Jersey	0	58,939	0	58,939
New York	0	444,333	0	444,333
North Carolina	0	8,059	0	8,059
Ohio	0	151,356	0	151,356
Oklahoma	0	34,346	0	34,346
Oregon	0	14,305	0	14,305
Pennsylvania	0	188,985	0	188,985
Puerto Rico	0	363,711	0	363,711
Rhode Island	0	26,554	0	26,554
South Carolina	0	51,556	0	51,556
Tennessee	0	62,088	0	62,088
Texas	0	501,011	0	501,011
Utah	0	39,641	0	39,641
Vermont	0	1,973	0	1,973
Virginia	0	74,440	0	74,440
Washington	0	64,166	0	64,166
West Virginia	0	52,171	0	52,171
Wisconsin	0	127,712	0	127,712
U.S. Government Agencies	0	200,904	55,900	256,804
Short-Term Instruments
Mutual Funds	0	1,507	0	1,507

$0	$4,941,125	$172,755	$5,113,880
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$378,268	$0	$0	$378,268

Total Investments	$378,268	$4,941,125	$172,755	$5,492,148

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(42)	$0	$(42)

Total Financial Derivative Instruments	$0	$(42)	$0	$(42)

Totals	$378,268	$4,941,083	$172,755	$5,492,106

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)

Investments in Securities, at Value

Schedule of Investments PIMCO High Yield Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Loan Participations and Assignments	$98,439	$2,039	$(376)	$207	$50	$(1,077)	$0	$0	$99,282	$(1,064)
Corporate Bonds & Notes
Banking & Finance	18,237	0	0	2	0	(666)	0	0	17,573	(666)
U.S. Government Agencies	0	55,900	0	0	0	0	0	0	55,900	0

Totals	$116,676	$57,939	$(376)	$209	$50	$(1,743)	$0	$0	$172,755	$(1,730)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$97,244	Discounted Cash Flow			Discount Rate			4.970 - 5.370	5.267
		2,038	Recent Transaction			Purchase Price			96.000	—
Corporate Bonds & Notes
Banking & Finance		17,573	Discounted Cash Flow			Discount Rate			7.920 - 20.912	18.111
U.S. Government Agencies		55,900	Recent Transaction			Purchase Price			100.000	—

Total		$172,755

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO High Yield Spectrum Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.6%
Altice France SA 9.756% (TSFR3M + 5.500%) due 08/15/2028 ~		$695	$631
American Airlines, Inc. 6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~		260	259
Aspire Bakeries Holdings LLC 8.572% (TSFR1M + 4.250%) due 12/23/2030 ~		497	500
Athenahealth Group, Inc. 7.077% (TSFR1M + 2.750%) due 02/15/2029 ~		297	297
Barnes Group, Inc. 7.327% (TSFR1M + 3.000%) due 01/27/2032 ~		499	500
Camelot U.S. Acquisition LLC TBD% due 01/31/2031		400	401
Clearwater Analytics LLC 6.529% (TSFR3M + 2.250%) due 04/21/2032 ~		800	801
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ		198	198
8.307% (TSFR3M + 4.000%) due 12/09/2031 ~		1,400	1,404
Cotiviti Corp.
7.074% (TSFR1M + 2.750%) due 05/01/2031 ~		891	888
7.074% (TSFR1M + 2.750%) due 03/26/2032 ~		300	299
Endure Digital, Inc. 7.927% (TSFR1M + 3.500%) due 02/10/2028 «~		497	383
Envision Healthcare Corp.
11.110% (TSFR3M + 6.750%) due 07/20/2026 «		102	102
12.235% (TSFR3M + 7.875%) due 11/03/2028 «		414	427
Fortress Intermediate, Inc. 7.827% (TSFR1M + 3.500%) due 06/27/2031 ~		893	897
Foundation Building Materials Holding Co. LLC TBD% - 7.807% (TSFR3M + 3.250%) due 01/31/2028 ~		50	49
Frontier Communications Corp. 6.792% (TSFR6M + 2.500%) due 07/01/2031 ~		299	299
GBT U.S. LLC 6.783% (TSFR3M + 2.500%) due 07/28/2031 ~		398	399
GFL Environmental, Inc. 6.824% (TSFR3M + 2.500%) due 03/03/2032 ~		925	927
Global Medical Response, Inc. (9.079% Cash and 0.750% PIK) 9.829% due 10/31/2028 (b)		92	92
Golden State Foods LLC 8.561% (TSFR1M + 4.250%) due 12/04/2031 ~		471	474
INEOS Quattro Holdings U.K. Ltd. 8.677% (TSFR1M + 4.250%) due 04/02/2029 ~		199	186
Kaseya, Inc. 7.577% (TSFR1M + 3.250%) due 03/20/2032 ~		798	802
Kronos Acquisition Holdings, Inc. 8.296% (TSFR3M + 4.000%) due 07/08/2031 ~		149	134
Level 3 Financing, Inc. 8.577% (TSFR1M + 4.250%) due 03/27/2032 ~		650	658
LifePoint Health, Inc. 8.006% (TSFR3M + 3.750%) due 05/19/2031 ~		297	294
MH Sub LLC 8.577% (TSFR1M + 4.250%) due 12/31/2031 ~		995	867
Modena Buyer LLC 8.780% (TSFR3M + 4.500%) due 07/01/2031 ~		205	198
MPH Acquisition Holdings LLC 8.030% (TSFR3M + 3.750%) due 12/31/2030 ~		45	44
Neptune Bidco U.S., Inc. 9.330% (TSFR3M + 5.000%) due 04/11/2029 ~		652	618
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	1,000	1,370
Primo Brands Corp. 6.546% (TSFR3M + 2.250%) due 03/31/2028 ~		$494	496
QualityTech LP 7.813% (TSFR1M + 3.500%) due 10/30/2031 ~		1,000	1,005
RealPage, Inc. 8.046% (TSFR3M + 3.750%) due 04/24/2028 ~		499	500
Rockpoint Gas Storage Partners LP 7.296% (TSFR3M + 3.000%) due 09/18/2031		396	398
Scientific Games Holdings LP 7.285% (TSFR3M + 3.000%) due 04/04/2029 ~		496	496
Softbank Vision Fund 6.000% due 12/23/2025 «		816	816
Specialty Building Products Holdings LLC 8.177% (TSFR1M + 3.750%) due 10/15/2028 ~		548	525

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Stepstone Group MidCo 2 GmbH 6.673% (EUR006M + 4.500%) due 04/26/2032 ~	EUR	525	608
Subcalidora 2 7.730% (EUR003M + 5.750%) due 08/14/2029 «~		1,000	1,184
TK Elevator Midco GmbH 7.237% due 04/30/2030 ~		$450	452
TransDigm, Inc. 6.796% (TSFR3M + 2.500%) due 02/28/2031 ~		941	943
Transnet SOC Ltd. 11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	16,286	912
Trident TPI Holdings, Inc. 8.046% (TSFR3M + 3.750%) due 09/15/2028 ~		$199	196
Twitter, Inc. 10.927% (TSFR1M + 6.500%) due 10/26/2029 ~		995	973
U.S. Renal Care, Inc. 9.441% (TSFR1M + 5.000%) due 06/20/2028 ~		794	754
UKG, Inc. 7.311% (TSFR1M + 3.000%) due 02/10/2031 ~		347	348
VEON Amsterdam BV 8.531% - 10.750% (TSFR3M + 3.250%) due 03/25/2027 «~		900	900
Verisure Holding AB 4.980% (EUR003M + 3.000%) due 03/27/2028 ~	EUR	1,600	1,888
Veritiv Corp. 8.296% (TSFR3M + 4.000%) due 11/30/2030 ~		$522	525
Vista Management Holding, Inc. 8.048% (TSFR3M + 3.750%) due 04/01/2031 ~		450	452
Vistra Zero Operating Co. LLC 6.327% (TSFR1M + 2.000%) due 04/30/2031 ~		448	443

Total Loan Participations and Assignments (Cost $29,571)			30,212

CORPORATE BONDS & NOTES 78.7%
BANKING & FINANCE 13.0%
Acrisure LLC 6.750% due 07/01/2032		875	888
Alliant Holdings Intermediate LLC
7.000% due 01/15/2031		1,850	1,915
7.375% due 10/01/2032		350	361
Allied Universal Holdco LLC
3.625% due 06/01/2028	EUR	600	692
4.625% due 06/01/2028		$1,100	1,068
6.000% due 06/01/2029		100	97
Ally Financial, Inc. 8.000% due 11/01/2031		100	114
Armor Holdco, Inc. 8.500% due 11/15/2029		600	576
Atrium Finance PLC 2.625% due 09/05/2027	EUR	375	407
Banca Monte dei Paschi di Siena SpA
7.708% due 01/18/2028 •		750	969
10.500% due 07/23/2029		200	295
Barclays PLC 9.625% due 12/15/2029 •(g)(h)		$700	779
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,300	1,381
Brandywine Operating Partnership LP 8.875% due 04/12/2029		200	217
Brookfield Property REIT, Inc. 5.750% due 05/15/2026		261	260
Burford Capital Global Finance LLC 6.875% due 04/15/2030		1,100	1,100
Cantor Fitzgerald LP 7.200% due 12/12/2028		300	319
Castellum AB 3.125% due 12/02/2026 •(g)	EUR	1,100	1,270
Clue Opco LLC 9.500% due 10/15/2031		$150	159
Credit Acceptance Corp.
6.625% due 03/15/2030		900	913
9.250% due 12/15/2028		400	424
CTR Partnership LP 3.875% due 06/30/2028		200	191
Encore Capital Group, Inc.
8.500% due 05/15/2030		1,200	1,288
9.250% due 04/01/2029		500	532
Essendi SA
5.375% due 05/15/2030	EUR	300	361
5.500% due 11/15/2031		400	480
6.375% due 10/15/2029		100	124
Ford Motor Credit Co. LLC 5.918% due 03/20/2028		$1,175	1,187
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,450	1,443
5.875% due 04/15/2033		400	395
7.000% due 05/01/2031		350	363

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Freedom Mortgage Corp. 6.625% due 01/15/2027		600	602
Freedom Mortgage Holdings LLC
8.375% due 04/01/2032		750	759
9.125% due 05/15/2031		900	929
GGAM Finance Ltd. 8.000% due 02/15/2027		300	310
Greengrove RE Ltd. 12.044% due 04/08/2032 ~		250	250
Greystar Real Estate Partners LLC 7.750% due 09/01/2030		300	319
HAT Holdings LLC
3.750% due 09/15/2030		400	367
8.000% due 06/15/2027		156	163
Hudson Pacific Properties LP 3.950% due 11/01/2027		325	312
Icahn Enterprises LP
5.250% due 05/15/2027		300	291
9.000% due 06/15/2030		300	281
Intesa Sanpaolo SpA
4.198% due 06/01/2032 •		900	828
4.950% due 06/01/2042 •		800	647
7.700% due 09/17/2025 •(g)(h)		400	402
Jane Street Group
6.750% due 05/01/2033		1,000	1,029
7.125% due 04/30/2031		1,500	1,579
Jefferson Capital Holdings LLC 8.250% due 05/15/2030		500	518
Ladder Capital Finance Holdings LLLP 4.750% due 06/15/2029		600	585
LFS Topco LLC 5.875% due 10/15/2026		900	901
Liberty Mutual Group, Inc. 4.300% due 02/01/2061		375	227
Midcap Financial Issuer Trust 6.500% due 05/01/2028		125	124
MPT Operating Partnership LP 8.500% due 02/15/2032		375	393
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		500	509
6.500% due 08/01/2029		400	409
7.125% due 02/01/2032		100	104
Nature Coast Re Ltd. 14.044% due 04/10/2033 ~		250	251
Navient Corp. 9.375% due 07/25/2030		300	331
Newmark Group, Inc. 7.500% due 01/12/2029		650	688
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		625	571
OneMain Finance Corp.
3.875% due 09/15/2028		500	480
4.000% due 09/15/2030		500	462
5.375% due 11/15/2029		750	738
7.500% due 05/15/2031		475	497
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		800	569
Panther Escrow Issuer LLC 7.125% due 06/01/2031		1,400	1,455
Park Intermediate Holdings LLC 4.875% due 05/15/2029		500	485
Paysafe Finance PLC 3.000% due 06/15/2029	EUR	400	441
Pebblebrook Hotel LP 6.375% due 10/15/2029		$875	880
PennyMac Financial Services, Inc.
5.750% due 09/15/2031		300	294
6.875% due 05/15/2032		700	716
7.875% due 12/15/2029		600	638
PRA Group, Inc.
5.000% due 10/01/2029		400	369
8.875% due 01/31/2030		400	413
Rfna LP 7.875% due 02/15/2030		800	819
RHP Hotel Properties LP 4.500% due 02/15/2029		1,100	1,076
RLJ Lodging Trust LP 4.000% due 09/15/2029		825	770
Rocket Cos., Inc. 6.125% due 08/01/2030		1,700	1,733
Samhallsbyggnadsbolaget Norden Holding AB
1.125% due 09/26/2029	EUR	350	318
2.375% due 08/04/2026		250	282
SBA Communications Corp. 3.125% due 02/01/2029		$600	567

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Service Properties Trust 8.375% due 06/15/2029		350	364
SLM Corp.
3.125% due 11/02/2026		1,050	1,030
6.500% due 01/31/2030		975	1,024
Starwood Property Trust, Inc.
6.500% due 07/01/2030		375	388
6.500% due 10/15/2030		600	621
7.250% due 04/01/2029		325	342
Stonex Escrow Issuer LLC 6.875% due 07/15/2032 (a)		350	354
Sunrise FinCo BV 4.875% due 07/15/2031		600	568
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	971	337
UBS Group AG 9.250% due 11/13/2028 •(g)(h)		$100	109
UniCredit SpA 5.459% due 06/30/2035 •		1,875	1,865
USI, Inc. 7.500% due 01/15/2032		600	634
VFH Parent LLC 7.500% due 06/15/2031		280	294
Winston RE Ltd. 10.808% due 02/21/2028 ~		250	254
XHR LP 6.625% due 05/15/2030		300	306
ZF Finance GmbH 2.750% due 05/25/2027	EUR	1,400	1,583

			59,322

INDUSTRIALS 62.5%
Acadia Healthcare Co., Inc. 7.375% due 03/15/2033		$500	516
ADT Security Corp. 4.875% due 07/15/2032		400	384
Advance Auto Parts, Inc. 1.750% due 10/01/2027		500	467
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		50	39
Ahead DB Holdings LLC 6.625% due 05/01/2028		750	753
Air Canada 3.875% due 08/15/2026		800	792
Albertsons Cos., Inc. 3.500% due 03/15/2029		1,025	972
Albion Financing SARL 7.000% due 05/21/2030		1,825	1,867
Alcoa Nederland Holding BV 7.125% due 03/15/2031		300	315
Allison Transmission, Inc. 3.750% due 01/30/2031		475	436
Allwyn Entertainment Financing U.K. PLC 7.875% due 04/30/2029		500	522
Altice Financing SA
3.000% due 01/15/2028	EUR	100	87
5.750% due 08/15/2029		$750	548
Altice France Holding SA
6.000% due 02/15/2028		1,000	355
10.500% due 05/15/2027		1,400	488
Altice France SA
4.000% due 07/15/2029	EUR	350	347
5.125% due 01/15/2029		$500	413
5.125% due 07/15/2029		1,550	1,283
5.500% due 01/15/2028		800	674
8.125% due 02/01/2027		1,050	946
AMC Networks, Inc. 4.250% due 02/15/2029		360	289
Amentum Holdings, Inc. 7.250% due 08/01/2032		900	927
Amer Sports Co. 6.750% due 02/16/2031		875	912
American Airlines, Inc.
5.500% due 04/20/2026		567	566
5.750% due 04/20/2029		800	800
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		700	663
4.000% due 01/15/2028		700	685
ams-OSRAM AG
10.500% due 03/30/2029	EUR	200	247
12.250% due 03/30/2029		$325	347
Apache Corp. 4.875% due 11/15/2027		1,000	995
ARD Finance SA (5.000% Cash or 5.750% PIK) 5.000% due 06/30/2027 (b)	EUR	317	16

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Ardagh Metal Packaging Finance USA LLC 2.000% due 09/01/2028		800	895
Ardagh Packaging Finance PLC 2.125% due 08/15/2026		400	452
Aris Water Holdings LLC 7.250% due 04/01/2030		$800	826
Asbury Automotive Group, Inc. 5.000% due 02/15/2032		500	476
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		400	401
6.625% due 10/15/2032		400	407
6.625% due 07/15/2033		700	711
Ashland Services BV 2.000% due 01/30/2028	EUR	1,000	1,140
Aston Martin Capital Holdings Ltd.
10.000% due 03/31/2029		$600	569
10.375% due 03/31/2029	GBP	300	385
AthenaHealth Group, Inc. 6.500% due 02/15/2030		$1,000	985
Avis Budget Finance PLC 7.000% due 02/28/2029	EUR	200	240
Axalta Coating Systems LLC 3.375% due 02/15/2029		$1,225	1,161
Axon Enterprise, Inc. 6.125% due 03/15/2030		1,125	1,160
B&G Foods, Inc. 8.000% due 09/15/2028		800	771
Ball Corp. 2.875% due 08/15/2030		1,975	1,782
Bausch & Lomb Corp. 8.375% due 10/01/2028		700	731
Bausch Health Cos., Inc.
4.875% due 06/01/2028		75	63
5.000% due 01/30/2028		300	247
11.000% due 09/30/2028		289	286
Bayer AG
5.375% due 03/25/2082 •	EUR	600	712
7.000% due 09/25/2083 •		100	127
BC Ltd. 10.000% due 04/15/2032		$1,700	1,716
BC ULC
3.875% due 01/15/2028		1,000	975
4.000% due 10/15/2030		4,425	4,128
BCP V Modular Services Finance PLC 6.750% due 11/30/2029	EUR	925	976
Beacon Mobility Corp. 7.250% due 08/01/2030 (a)		$700	715
Belron U.K. Finance PLC 4.625% due 10/15/2029	EUR	50	60
Block, Inc.
3.500% due 06/01/2031		$2,150	1,974
6.500% due 05/15/2032		1,000	1,032
Boise Cascade Co. 4.875% due 07/01/2030		725	706
Boparan Finance PLC 9.375% due 11/07/2029	GBP	850	1,212
Builders FirstSource, Inc.
4.250% due 02/01/2032		$1,100	1,020
5.000% due 03/01/2030		1,075	1,056
BWX Technologies, Inc. 4.125% due 06/30/2028		475	464
CAB SELAS 3.375% due 02/01/2028	EUR	500	561
Cablevision Lightpath LLC 5.625% due 09/15/2028		$175	169
CACI International, Inc. 6.375% due 06/15/2033		500	517
Camelot Finance SA 4.500% due 11/01/2026		243	239
Carnival Corp.
4.000% due 08/01/2028		1,400	1,371
5.750% due 03/15/2030		700	712
Carnival PLC 1.000% due 10/28/2029	EUR	1,000	1,064
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (b)		$345	363
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)		440	506
Carvana Co. (9.000% Cash or 12.000% PIK) 9.000% due 12/01/2028 (b)		195	200
CB High Ridge 8.875% due 03/15/2049 ^«(c)		1,750	29
CCO Holdings LLC
4.500% due 08/15/2030		2,350	2,242
4.500% due 05/01/2032		725	676
4.500% due 06/01/2033		500	457

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

5.125% due 05/01/2027		2,000	1,995
5.375% due 06/01/2029		400	399
Celanese U.S. Holdings LLC 6.500% due 04/15/2030		700	717
Central Parent LLC 8.000% due 06/15/2029		400	331
Cerdia Finanz GmbH 9.375% due 10/03/2031		1,300	1,351
Cerved Group SpA 6.000% due 02/15/2029	EUR	1,175	1,344
Cheplapharm Arzneimittel GmbH 4.375% due 01/15/2028		900	1,050
Chord Energy Corp. 6.750% due 03/15/2033		$1,100	1,124
Churchill Downs, Inc. 5.750% due 04/01/2030		650	653
Cidron Aida Finco SARL 7.000% due 10/27/2031	EUR	400	483
Cirsa Finance International SARL
4.500% due 03/15/2027		225	266
6.686% due 07/31/2028 ~		163	193
Citgo Petroleum Corp. 8.375% due 01/15/2029		$400	417
Civitas Resources, Inc. 8.375% due 07/01/2028		375	384
Clarivate Science Holdings Corp.
3.875% due 07/01/2028		500	480
4.875% due 07/01/2029		325	306
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028		300	284
Cloud Software Group, Inc.
6.500% due 03/31/2029		650	656
8.250% due 06/30/2032		400	426
9.000% due 09/30/2029		700	726
Clydesdale Acquisition Holdings, Inc.
6.625% due 04/15/2029		300	305
6.750% due 04/15/2032		500	513
6.875% due 01/15/2030		300	307
8.750% due 04/15/2030		850	870
CMA CGM SA
5.000% due 01/15/2031	EUR	750	884
5.500% due 07/15/2029		450	548
Cogent Communications Group LLC
6.500% due 07/01/2032		$1,000	986
7.000% due 06/15/2027		300	301
CommScope LLC 4.750% due 09/01/2029		200	195
CommScope Technologies LLC 5.000% due 03/15/2027		175	171
Community Health Systems, Inc.
4.750% due 02/15/2031		1,275	1,091
5.625% due 03/15/2027		500	493
6.000% due 01/15/2029		500	481
6.875% due 04/15/2029		450	359
10.875% due 01/15/2032		200	212
Consolidated Communications, Inc. 5.000% due 10/01/2028		225	228
CoreWeave, Inc. 9.250% due 06/01/2030		500	512
CQP Holdco LP 5.500% due 06/15/2031		1,400	1,384
Crescent Energy Finance LLC
7.375% due 01/15/2033		500	478
7.625% due 04/01/2032		900	880
Crocs, Inc. 4.125% due 08/15/2031		250	225
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		225	213
CSC Holdings LLC
5.750% due 01/15/2030		900	446
7.500% due 04/01/2028		400	297
11.250% due 05/15/2028		100	100
11.750% due 01/31/2029		1,575	1,499
Ctec GmbH 5.250% due 02/15/2030	EUR	425	428
Czechoslovak Group AS 6.500% due 01/10/2031 (a)		$700	707
DaVita, Inc. 4.625% due 06/01/2030		400	384
Dcli Bidco LLC 7.750% due 11/15/2029		775	786
Deuce Finco PLC 5.500% due 06/15/2027	GBP	600	818
Diamond Foreign Asset Co. 8.500% due 10/01/2030		$1,300	1,355

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

DirecTV Financing LLC
5.875% due 08/15/2027		900	898
10.000% due 02/15/2031		400	389
DISH DBS Corp.
5.125% due 06/01/2029		100	67
7.375% due 07/01/2028		200	145
7.750% due 07/01/2026		400	356
Diversified Gas & Oil Corp. 9.750% due 04/09/2029		250	246
Dye & Durham Ltd. 8.625% due 04/15/2029		500	524
EchoStar Corp. 10.750% due 11/30/2029		1,550	1,598
Efesto Bidco SpA Efesto U.S. LLC 7.500% due 02/15/2032		1,200	1,216
Elanco Animal Health, Inc. 6.650% due 08/28/2028		725	756
Ellucian Holdings, Inc. 6.500% due 12/01/2029		400	410
ELO SACA
3.250% due 07/23/2027	EUR	500	569
4.875% due 12/08/2028		1,200	1,284
Embecta Corp. 5.000% due 02/15/2030		$450	407
Energizer Gamma Acquisition BV 3.500% due 06/30/2029	EUR	650	733
Ephios Subco 3 SARL 7.875% due 01/31/2031		700	891
Eramet SA
6.500% due 11/30/2029		200	235
7.000% due 05/22/2028		300	360
Fertitta Entertainment LLC 6.750% due 01/15/2030		$750	693
Fiesta Purchaser, Inc. 9.625% due 09/15/2032		100	106
First Student Bidco, Inc. 4.000% due 07/31/2029		1,050	988
Flora Food Management BV 6.875% due 07/02/2029	EUR	1,300	1,557
FMG Resources Pty. Ltd. 4.375% due 04/01/2031		$950	888
Frontier Communications Holdings LLC
5.875% due 10/15/2027		400	400
6.750% due 05/01/2029		300	304
Gap, Inc. 3.625% due 10/01/2029		200	186
Garda World Security Corp.
4.625% due 02/15/2027		650	646
6.000% due 06/01/2029		825	806
Global Medical Response, Inc. 9.500% due 10/31/2028		734	737
Global Partners LP 8.250% due 01/15/2032		350	368
goeasy Ltd.
7.375% due 10/01/2030		425	435
7.625% due 07/01/2029		300	309
9.250% due 12/01/2028		1,000	1,059
Graham Packaging Co., Inc. 7.125% due 08/15/2028		800	799
Gray Media, Inc.
5.375% due 11/15/2031		575	432
10.500% due 07/15/2029		300	323
Griffon Corp. 5.750% due 03/01/2028		200	200
Grifols SA
2.250% due 11/15/2027	EUR	100	115
3.875% due 10/15/2028		700	791
Grupo Antolin-Irausa SA
3.500% due 04/30/2028		400	313
10.375% due 01/30/2030		600	503
GYP Holdings Corp. 4.625% due 05/01/2029		$1,150	1,153
HealthEquity, Inc. 4.500% due 10/01/2029		1,075	1,047
Heathrow Finance PLC
3.875% due 03/01/2027	GBP	500	666
4.125% due 09/01/2029		200	253
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		$800	725
3.750% due 05/01/2029		525	504
Hilton Grand Vacations Borrower LLC 5.000% due 06/01/2029		500	481
Hologic, Inc. 3.250% due 02/15/2029		1,477	1,409
Howard Midstream Energy Partners LLC
7.375% due 07/15/2032		225	237

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

8.875% due 07/15/2028		550	578
Husky Injection Molding Systems Ltd. 9.000% due 02/15/2029		300	314
IGT Lottery Holdings BV 4.250% due 03/15/2030	EUR	700	842
IHO Verwaltungs GmbH (6.750% Cash or 7.500% PIK) 6.750% due 11/15/2029 (b)		1,900	2,344
Illuminate Buyer LLC 9.000% due 07/01/2028		$400	402
IMA Industria Macchine Automatiche SpA 3.750% due 01/15/2028	EUR	300	351
Imola Merger Corp. 4.750% due 05/15/2029		$800	773
Incora Intermediate LLC 0.000% due 01/31/2030		221	221
Incora Top Holdco LLC 6.000% due 01/30/2033 «(j)		159	221
INEOS Finance PLC 5.625% due 08/15/2030	EUR	725	832
Ingevity Corp. 3.875% due 11/01/2028		$1,325	1,265
Installed Building Products, Inc. 5.750% due 02/01/2028		800	801
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028		1,350	1,350
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		834	853
IPD 3 BV 5.350% due 06/15/2031 •	EUR	400	472
IQVIA, Inc. 2.250% due 01/15/2028		1,500	1,723
Italmatch Chemicals SpA 10.000% due 02/06/2028		500	620
Jazz Securities DAC 4.375% due 01/15/2029		$300	290
JetBlue Airways Corp. 9.875% due 09/20/2031		1,675	1,631
KBR, Inc. 4.750% due 09/30/2028		800	770
Kinetik Holdings LP 6.625% due 12/15/2028		650	665
Kodiak Gas Services LLC 7.250% due 02/15/2029		575	595
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029		1,325	1,303
Kronos International, Inc.
3.750% due 09/15/2025	EUR	197	232
9.500% due 03/15/2029		417	531
Lamar Media Corp. 4.000% due 02/15/2030		$400	382
Level 3 Financing, Inc.
4.000% due 04/15/2031		475	408
11.000% due 11/15/2029		752	864
LifePoint Health, Inc.
5.375% due 01/15/2029		200	187
10.000% due 06/01/2032		700	723
11.000% due 10/15/2030		450	497
Lion 5.564% due 07/01/2029 ~	EUR	600	711
Lithia Motors, Inc. 4.375% due 01/15/2031		$475	452
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		1,700	1,649
Loarre Investments SARL 6.500% due 05/15/2029	EUR	1,350	1,643
Lottomatica Group SpA 4.875% due 01/31/2031		300	363
Madison IAQ LLC 5.875% due 06/30/2029		$200	197
Mahle GmbH 2.375% due 05/14/2028	EUR	700	785
MajorDrive Holdings LLC 6.375% due 06/01/2029		$75	59
Manuchar Group SARL
6.941% due 07/07/2032 •(a)	EUR	1,300	1,501
7.250% due 06/30/2027		1,100	1,321
Market Bidco Finco PLC 4.750% due 11/04/2027		975	1,146
Marriott Ownership Resorts, Inc. 4.500% due 06/15/2029		$175	168
Matador Resources Co.
6.250% due 04/15/2033		400	398
6.500% due 04/15/2032		400	400
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027		700	712

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

McGraw-Hill Education, Inc. 7.375% due 09/01/2031		600	626
Medline Borrower LP
3.875% due 04/01/2029		1,500	1,440
6.250% due 04/01/2029		400	411
MEG Energy Corp. 5.875% due 02/01/2029		425	425
Melco Resorts Finance Ltd. 7.625% due 04/17/2032		325	329
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031		675	604
MGM Resorts International 4.625% due 09/01/2026		500	500
Midwest Gaming Borrower LLC 4.875% due 05/01/2029		500	482
Miller Homes Group Finco PLC 7.000% due 05/15/2029	GBP	625	865
Mineral Resources Ltd. 9.250% due 10/01/2028		$400	410
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032		250	257
Molina Healthcare, Inc. 3.875% due 11/15/2030		1,175	1,094
Monitchem HoldCo 3 SA 8.750% due 05/01/2028	EUR	900	1,077
Motion Finco SARL 8.375% due 02/15/2032		$400	367
MPH Acquisition Holdings LLC 5.750% due 12/31/2030		135	111
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (b)		70	70
Mundys SpA
1.875% due 07/13/2027	EUR	1,000	1,159
1.875% due 02/12/2028		200	228
Murphy Oil USA, Inc. 3.750% due 02/15/2031		$400	369
MV24 Capital BV 6.748% due 06/01/2034		366	355
NCR Atleos Corp. 9.500% due 04/01/2029		250	274
NCR Voyix Corp.
5.125% due 04/15/2029		775	764
5.250% due 10/01/2030		200	193
Newell Brands, Inc. 8.500% due 06/01/2028		550	579
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		750	439
11.750% due 10/15/2028 «		400	302
Nexstar Media, Inc. 5.625% due 07/15/2027		425	424
Nidda Healthcare Holding GmbH 5.625% due 02/21/2030	EUR	800	963
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		$1,050	1,009
Noble Finance LLC 8.000% due 04/15/2030		1,800	1,834
Nordstrom, Inc. 5.000% due 01/15/2044		300	209
Northriver Midstream Finance LP 6.750% due 07/15/2032		600	622
Novelis Corp.
3.250% due 11/15/2026		450	443
6.875% due 01/30/2030		925	957
NuStar Logistics LP 6.375% due 10/01/2030		500	518
Ocado Group PLC 10.500% due 08/08/2029	GBP	300	402
Odido Group Holding BV 5.500% due 01/15/2030	EUR	200	236
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028		$1,250	1,190
5.375% due 10/01/2029	EUR	500	543
7.250% due 06/15/2031		$500	510
Ontex Group NV 3.500% due 07/15/2026	EUR	850	1,002
Opal Bidco SAS 5.500% due 03/31/2032		1,200	1,445
Organon & Co.
2.875% due 04/30/2028		1,450	1,669
4.125% due 04/30/2028		$800	770
Paramount Global 4.950% due 01/15/2031		400	389
Performance Food Group, Inc. 4.250% due 08/01/2029		1,225	1,182
Permian Resources Operating LLC
5.375% due 01/15/2026		1,250	1,252

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

6.250% due 02/01/2033		200	202
Perrigo Finance Unlimited Co. 4.900% due 12/15/2044		400	313
PetSmart, Inc.
4.750% due 02/15/2028		475	464
7.750% due 02/15/2029		450	438
Picard Groupe SAS 6.375% due 07/01/2029	EUR	400	492
Pinnacle Bidco PLC 8.250% due 10/11/2028		1,600	1,981
Post Holdings, Inc.
4.625% due 04/15/2030		$1,000	962
6.250% due 10/15/2034		600	605
Prime Healthcare Services, Inc. 9.375% due 09/01/2029		825	819
Prime Security Services Borrower LLC 3.375% due 08/31/2027		1,800	1,745
Primo Water Holdings, Inc.
4.375% due 04/30/2029		625	607
6.250% due 04/01/2029		500	504
Q-Park Holding BV 2.000% due 03/01/2027	EUR	1,000	1,157
Quikrete Holdings, Inc.
6.375% due 03/01/2032		$1,225	1,260
6.750% due 03/01/2033		1,100	1,136
QXO Building Products, Inc. 6.750% due 04/30/2032		1,400	1,446
Raising Cane's Restaurants LLC 9.375% due 05/01/2029		1,000	1,057
Rakuten Group, Inc. 9.750% due 04/15/2029		325	357
Rand Parent LLC 8.500% due 02/15/2030		900	904
Raven Acquisition Holdings LLC 6.875% due 11/15/2031		1,575	1,579
ROBLOX Corp. 3.875% due 05/01/2030		200	189
Rockies Express Pipeline LLC 4.800% due 05/15/2030		800	776
Rossini SARL 6.750% due 12/31/2029	EUR	100	125
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$450	456
5.625% due 09/30/2031		600	604
Sable International Finance Ltd. 7.125% due 10/15/2032		400	401
SCIL LLC 9.500% due 07/15/2028	EUR	300	373
Scripps Escrow, Inc. 5.875% due 07/15/2027		$500	445
Seadrill Finance Ltd. 8.375% due 08/01/2030		800	815
Seagate Data Storage Technology Pte Ltd.
4.125% due 01/15/2031		553	509
5.750% due 12/01/2034		1,100	1,090
Seagate HDD Cayman
9.625% due 12/01/2032		358	403
Sensata Technologies BV 4.000% due 04/15/2029		700	666
Service Corp. International 3.375% due 08/15/2030		1,000	920
Shift4 Payments LLC 6.750% due 08/15/2032		1,000	1,039
Sigma Holdco BV 7.875% due 05/15/2026		200	200
Simmons Foods, Inc. 4.625% due 03/01/2029		1,150	1,087
Sinclair Television Group, Inc. 8.125% due 02/15/2033		375	379
Sirius XM Radio LLC
3.875% due 09/01/2031		400	356
4.000% due 07/15/2028		750	721
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028		500	524
SM Energy Co. 6.750% due 08/01/2029		450	449
Snap, Inc. 6.875% due 03/01/2033		1,225	1,258
SoftBank Group Corp. 5.000% due 04/15/2028	EUR	925	1,111
Sotera Health Holdings LLC 7.375% due 06/01/2031		$725	755
Spirit AeroSystems, Inc.
4.600% due 06/15/2028		500	492
9.375% due 11/30/2029		400	425
9.750% due 11/15/2030		525	580

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Spirit Loyalty Cayman Ltd. (11.000% Cash or 4.000% PIK and 8.000% Cash) 11.000% due 03/12/2030 (b)		347	236
Stagwell Global LLC 5.625% due 08/15/2029		800	766
Standard Industries, Inc.
2.250% due 11/21/2026	EUR	500	584
3.375% due 01/15/2031		$1,000	898
5.000% due 02/15/2027		900	899
Staples, Inc.
10.750% due 09/01/2029		300	285
12.750% due 01/15/2030		300	200
Star Parent, Inc. 9.000% due 10/01/2030		450	474
Station Casinos LLC
4.500% due 02/15/2028		425	417
4.625% due 12/01/2031		675	633
Stonepeak Nile Parent LLC 7.250% due 03/15/2032		1,325	1,405
Surgery Center Holdings, Inc. 7.250% due 04/15/2032		600	612
TeamSystem SpA
5.000% due 07/01/2031 (a)	EUR	200	236
5.779% due 07/31/2031 •		400	473
TEGNA, Inc. 5.000% due 09/15/2029		$800	765
Tenet Healthcare Corp.
4.250% due 06/01/2029		700	679
6.875% due 11/15/2031		325	350
Teva Pharmaceutical Finance Netherlands BV 6.000% due 12/01/2032		425	434
TGNR Intermediate Holdings LLC 5.500% due 10/15/2029		25	24
TGS ASA 8.500% due 01/15/2030		700	725
Tidewater, Inc. 9.125% due 07/15/2030 (a)		550	566
TK Elevator Holdco GmbH 6.625% due 07/15/2028	EUR	180	213
TK Elevator Midco GmbH 4.375% due 07/15/2027		541	638
Topaz Solar Farms LLC 5.750% due 09/30/2039		$276	271
TopBuild Corp. 3.625% due 03/15/2029		1,525	1,444
Toucan FinCo Ltd. 9.500% due 05/15/2030		800	818
TransDigm, Inc.
6.000% due 01/15/2033		400	402
6.875% due 12/15/2030		625	649
Transocean Aquila Ltd. 8.000% due 09/30/2028		408	412
Transocean Titan Financing Ltd. 8.375% due 02/01/2028		452	460
Transocean, Inc. 8.750% due 02/15/2030		400	412
Travel & Leisure Co. 6.625% due 07/31/2026		475	481
TreeHouse Foods, Inc. 4.000% due 09/01/2028		125	114
Trivium Packaging Finance BV 8.250% due 07/15/2030		1,250	1,323
Twilio, Inc.
3.625% due 03/15/2029		475	453
3.875% due 03/15/2031		300	281
U.S. Acute Care Solutions LLC 9.750% due 05/15/2029		125	129
U.S. Foods, Inc. 4.625% due 06/01/2030		275	268
U.S. Renal Care, Inc. 10.625% due 06/28/2028		210	180
UKG, Inc. 6.875% due 02/01/2031		1,275	1,324
Unisys Corp. 10.625% due 01/15/2031		500	515
United Airlines, Inc. 4.625% due 04/15/2029		900	874
United Rentals North America, Inc. 3.750% due 01/15/2032		750	689
Univision Communications, Inc.
4.500% due 05/01/2029		1,550	1,411
8.500% due 07/31/2031		825	827
USA Compression Partners LP 7.125% due 03/15/2029		350	359
Valaris Ltd. 8.375% due 04/30/2030		2,150	2,208

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Vallourec SACA 7.500% due 04/15/2032		600	630
Valvoline, Inc. 3.625% due 06/15/2031		675	612
Var Energi ASA 7.862% due 11/15/2083 •	EUR	300	389
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		$300	283
3.875% due 11/01/2033		1,850	1,619
4.125% due 08/15/2031		800	741
Venture Global LNG, Inc.
7.000% due 01/15/2030		2,475	2,504
8.125% due 06/01/2028		900	931
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)		900	900
7.500% due 05/01/2033		525	563
Vertiv Group Corp. 4.125% due 11/15/2028		1,800	1,757
Verve Group SE 5.939% due 04/01/2029 •	EUR	675	790
VF Corp. 4.250% due 03/07/2029		700	792
Viavi Solutions, Inc. 3.750% due 10/01/2029		$275	257
Victoria's Secret & Co. 4.625% due 07/15/2029		100	93
Viking Cruises Ltd. 5.875% due 09/15/2027		400	400
Viper Energy, Inc. 5.375% due 11/01/2027		350	351
Virgin Media Secured Finance PLC
4.125% due 08/15/2030	GBP	575	714
4.250% due 01/15/2030		1,250	1,574
Virgin Media Vendor Financing Notes DAC 4.875% due 07/15/2028		500	655
Viridien 8.500% due 10/15/2030	EUR	600	703
VistaJet Malta Finance PLC 6.375% due 02/01/2030		$450	422
Vital Energy, Inc. 7.875% due 04/15/2032		250	214
Vmed O2 U.K. Financing PLC
4.500% due 07/15/2031	GBP	1,400	1,727
4.750% due 07/15/2031		$1,100	1,018
VOC Escrow Ltd. 5.000% due 02/15/2028		700	697
VZ Secured Financing BV
3.500% due 01/15/2032	EUR	700	759
5.000% due 01/15/2032		$675	601
Walgreens Boots Alliance, Inc.
2.125% due 11/20/2026	EUR	800	930
4.800% due 11/18/2044		$300	287
8.125% due 08/15/2029		800	849
Wand NewCo 3, Inc. 7.625% due 01/30/2032		250	263
Warnermedia Holdings, Inc.
4.279% due 03/15/2032		700	592
5.050% due 03/15/2042		325	221
Waste Pro USA, Inc. 7.000% due 02/01/2033		600	624
Wayfair LLC
7.250% due 10/31/2029		500	501
7.750% due 09/15/2030		700	706
WEPA Hygieneprodukte GmbH 2.875% due 12/15/2027	EUR	500	582
Western Digital Corp. 3.100% due 02/01/2032		$950	841
WEX, Inc. 6.500% due 03/15/2033		350	353
Whirlpool Corp. 6.125% due 06/15/2030		300	303
Windstream Services LLC 8.250% due 10/01/2031		550	576
WR Grace Holdings LLC 5.625% due 08/15/2029		200	181
Wynn Las Vegas LLC 5.250% due 05/15/2027		1,000	1,001
Wynn Resorts Finance LLC
5.125% due 10/01/2029		600	596
7.125% due 02/15/2031		300	320
Yinson Boronia Production BV 8.947% due 07/31/2042		619	660
Yum! Brands, Inc.
5.375% due 04/01/2032		325	326
6.875% due 11/15/2037		350	377

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Zayo Group Holdings, Inc. 4.000% due 03/01/2027		250	235
ZF Finance GmbH 3.750% due 09/21/2028	EUR	300	330
ZF North America Capital, Inc. 6.875% due 04/14/2028		$350	351
Ziggo BV 4.875% due 01/15/2030		300	281
ZipRecruiter, Inc. 5.000% due 01/15/2030		600	513

			286,207

UTILITIES 3.2%
Aethon United BR LP 7.500% due 10/01/2029		575	604
Calpine Corp. 3.750% due 03/01/2031		400	380
Clearway Energy Operating LLC 3.750% due 02/15/2031		1,300	1,195
ContourGlobal Power Holdings SA
5.000% due 02/28/2030	EUR	700	833
6.750% due 02/28/2030		$525	542
Cullinan Holdco Scsp 4.625% due 10/15/2026	EUR	200	204
Electricite de France SA
5.000% due 01/22/2026 •(g)		1,700	2,020
7.500% due 09/06/2028 •(g)		600	779
9.125% due 03/15/2033 •(g)		$500	565
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		199	202
FORESEA Holding SA 7.500% due 06/15/2030		900	856
Genesis Energy LP 7.875% due 05/15/2032		1,000	1,041
Hilcorp Energy LP 6.875% due 05/15/2034		375	360
Southern California Edison Co. 5.200% due 06/01/2034		500	485
Telecom Italia SpA 7.875% due 07/31/2028	EUR	100	132
Telefonica Europe BV 6.135% due 02/03/2030 •(g)		400	505
TerraForm Power Operating LLC 5.000% due 01/31/2028		$300	297
TransAlta Corp. 6.500% due 03/15/2040		100	97
Vistra Operations Co. LLC 4.375% due 05/01/2029		950	927
Vodafone Group PLC
5.125% due 06/04/2081 •		500	379
7.000% due 04/04/2079 •		950	993
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		1,200	1,247

			14,643

Total Corporate Bonds & Notes (Cost $350,677)			360,172

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	1,001

Total Convertible Bonds & Notes (Cost $840)			1,001

MUNICIPAL BONDS & NOTES 0.1%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		$400	414

Total Municipal Bonds & Notes (Cost $400)			414

U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Notes
4.000% due 03/31/2030		3,375	3,407
4.500% due 12/31/2031 (l)(n)		5,000	5,157
4.625% due 02/15/2035		9,700	10,011

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $18,279)			18,575

SOVEREIGN ISSUES 5.9%
Canada Government Bond 3.500% due 09/01/2029	CAD	3,900	2,944
Republic of Germany
2.100% due 04/12/2029	EUR	11,250	13,280
2.500% due 02/15/2035		4,700	5,492
2.600% due 08/15/2034		925	1,094
Turkiye Government International Bond 47.469% due 09/06/2028 ~	TRY	13,000	314
United Kingdom Gilt 4.250% due 07/31/2034	GBP	2,800	3,793

Total Sovereign Issues (Cost $25,080)			26,917

		SHARES
COMMON STOCKS 0.5%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (d)		51,501	60

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (d)		294,527	0

ENERGY 0.0%
New Fortress Energy, Inc. «(d)		12,427	41

FINANCIALS 0.2%
Intelsat Emergence SA «(j)		28,420	980

HEALTH CARE 0.2%
Amsurg Equity «(d)(j)		3,438	155
Healogics, Inc. «(d)		44,931	725

			880

INDUSTRIALS 0.1%
CHC Group LLC (d)		3,887	0
Incora New Equity «(d)(j)		7,427	251
Spirit Aviation Holdings, Inc. (d)		8,196	41

			292

Total Common Stocks (Cost $8,290)			2,253

WARRANTS 0.0%
CONSUMER STAPLES 0.0%
Revlon Group Holdings LLC - Exp. 04/28/2028 «		3,087	0

INDUSTRIALS 0.0%
Spirit Aviation Holdings, Inc. -Exp. 12/31/2099 «		9,316	46

Total Warrants (Cost $315)			46

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
ADLER Group SA «		173,624	0

Total Preferred Securities (Cost $0)			0

SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (i)		1,298,627	1,299

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.2%
4.315% due 08/19/2025 - 09/16/2025 (e)(f)(n)		$984	976

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $2,275)		2,275

Total Investments in Securities (Cost $435,727)		441,865

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.6%
PIMCO Short-Term Floating NAV Portfolio III	1,225,159	11,929

Total Short-Term Instruments (Cost $11,928)		11,929

Total Investments in Affiliates (Cost $11,928)		11,929

Total Investments 99.1% (Cost $447,655)		$453,794
Financial Derivative Instruments (k)(m) (0.8)%(Cost or Premiums, net $4,793)		(3,538)
Other Assets and Liabilities, net 1.7%		7,616

Net Assets 100.0%		$457,872

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^										Security is in default.
«										Security valued using significant unobservable inputs (Level 3).
µ										All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)										When-issued security.
(b)										Payment in-kind security.
(c)										Security is not accruing income as of the date of this report.
(d)										Security did not produce income within the last twelve months.
(e)										Coupon represents a weighted average yield to maturity.
(f)										Zero coupon security.
(g)										Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)										Contingent convertible security.
(i)										Coupon represents a 7-Day Yield.
(j)										RESTRICTED SECURITIES:
Issuer Description							Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity							11/02/2023 - 11/06/2023		$144	$155	0.03%
Incora New Equity							01/31/2025		361	251	0.06
Incora Top Holdco LLC 6.000% due 01/30/2033							01/31/2025		159	221	0.05
Intelsat Emergence SA							09/11/2013 - 02/23/2024		2,214	980	0.21

									$2,878	$1,607	0.35%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(750) at a weighted average interest rate of 4.379%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)										FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2027	0.759%		$800	$(6)	$87	$81	$0	$0
Calpine Corp.	5.000	Quarterly	12/20/2028	0.434		500	38	37	75	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.893	EUR	1,900	303	171	474	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2027	1.274		$500	50	(6)	44	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	1.388		550	45	11	56	1	0
Royal Caribbean Cruises Ltd.	5.000	Quarterly	06/20/2028	0.620		300	(7)	45	38	0	0
ZF Europe Finance BV	5.000	Quarterly	12/20/2029	4.701	EUR	700	54	(43)	11	1	0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

ZF Europe Finance BV	5.000	Quarterly	06/20/2030	4.921	375	2	0	2	1	0

$479	$302	$781	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$23,100	$1,805	$(75)	$1,730	$76	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	35,900	1,500	1,256	2,756	126	0

$3,305	$1,181	$4,486	$202	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	1,200	$(30)	$15	$(15)	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027	$5,900	(52)	22	(30)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2028	12,475	(78)	21	(57)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	9,000	(181)	106	(75)	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	8,300	437	(126)	311	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	6,550	901	(124)	777	0	(51)
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/18/2030	AUD	7,700	40	52	92	0	(4)

$1,037	$(34)	$1,003	$27	$(88)

Total Swap Agreements	$4,821	$1,449	$6,270	$232	$(88)

(l)	Securities with an aggregate market value of $760 and cash of $6,992 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	AUD	132	$86	$0	$(1)
07/2025	CNH	2,008	279	0	(2)
07/2025	EUR	148	168	0	(6)
08/2025	CNH	2,925	407	0	(3)
08/2025	$86	AUD	132	1	0
BOA	07/2025	EUR	75,727	$86,106	0	(3,097)
07/2025	KRW	226,462	166	0	(2)
07/2025	SGD	5	4	0	0
07/2025	$752	CHF	616	24	0
08/2025	TWD	41	$1	0	0
08/2025	$4	SGD	5	0	0
BPS	07/2025	BRL	10,836	$1,930	0	(64)
07/2025	IDR	14,517,146	890	0	(5)
07/2025	INR	220,454	2,570	0	(1)
07/2025	JPY	164,300	1,138	0	(3)
07/2025	THB	178	5	0	0
07/2025	TWD	9,254	285	0	(34)
07/2025	$1,986	BRL	10,836	9	0
07/2025	94	IDR	1,539,000	1	0
07/2025	1,230	KRW	1,665,153	1	0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		430	THB	14,024	2	0
	07/2025		2,400	TWD	71,342	53	0
	08/2025	CNH	1,538		$215	0	0
	08/2025	TWD	7,902		242	0	(32)
	08/2025		$142	INR	12,375	2	0
	08/2025		537	TWD	15,470	1	0
BRC	07/2025	EUR	1,928		$2,202	0	(70)
	07/2025	ILS	383		110	0	(4)
	07/2025	KRW	23,340		17	0	0
	07/2025	TRY	13,291		327	0	(4)
	07/2025		$14,486	GBP	10,647	128	0
	07/2025		55	ILS	184	0	0
	07/2025		2	JPY	277	0	0
	07/2025		60	PLN	224	2	0
	07/2025		26	THB	847	0	0
	07/2025		85	TRY	3,460	1	0
	07/2025	ZAR	10,913		$604	0	(12)
	08/2025	GBP	10,647		14,488	0	(128)
	08/2025		$294	INR	25,239	0	0
	08/2025		530	TRY	21,922	6	0
CBK	07/2025	EUR	1,443		$1,668	0	(32)
	07/2025	KRW	1,275,454		931	0	(12)
	07/2025	THB	9,295		280	0	(7)
	07/2025	TWD	15,780		485	0	(58)
	07/2025		$1,246	AUD	1,912	13	0
	07/2025		1,800	CAD	2,465	10	0
	07/2025		1,155	EUR	1,008	33	0
	07/2025		171	IDR	2,785,627	1	0
	07/2025		132	TWD	3,901	3	0
	08/2025	CNH	639		$89	0	(1)
	08/2025	TWD	18,102		555	0	(74)
	08/2025		$2,582	CNH	18,462	7	0
	08/2025		1,066	INR	91,884	4	0
DUB	07/2025	ILS	186		$54	0	(2)
	07/2025	SGD	7		5	0	0
	07/2025		$89,971	EUR	77,555	1,384	0
	07/2025	ZAR	45		$3	0	0
	08/2025	EUR	77,385		89,971	0	(1,383)
	08/2025		$494	INR	42,639	2	0
	09/2025	MXN	6,680		$347	0	(6)
FAR	07/2025	AUD	1,780		1,148	0	(23)
	07/2025	BRL	10,953		2,007	0	(9)
	07/2025	CHF	616		755	0	(22)
	07/2025	CNH	1,022		142	0	(1)
	07/2025	PLN	1,400		380	0	(9)
	07/2025	SGD	11		8	0	0
	07/2025		$1,916	BRL	10,953	100	0
	07/2025		1,063	JPY	152,567	0	(4)
	08/2025	CNH	856		$120	0	0
	08/2025		$242	CHF	193	2	0
	08/2025		236	INR	20,421	2	0
	09/2025		369	MXN	7,194	11	0
GLM	07/2025	TWD	1,415		$44	0	(5)
	07/2025		$40	IDR	659,491	0	0
JPM	07/2025	BRL	117		$21	0	(1)
	07/2025	CNH	1,936		268	0	(3)
	07/2025	GBP	635		856	0	(15)
	07/2025	IDR	1,985,111		122	0	0
	07/2025	KRW	134,935		99	0	(1)
	07/2025	PLN	2,525		683	0	(17)
	07/2025	SGD	471		367	0	(4)
	07/2025	TWD	9,367		288	0	(34)
	07/2025		$21	BRL	117	0	0
	07/2025		642	PLN	2,412	27	0
	07/2025	ZAR	3,094		$173	0	(1)
	08/2025	CNH	2,701		375	0	(3)
	08/2025	EUR	683		803	0	(4)
	08/2025	TWD	10,391		319	0	(43)
	08/2025		$159	INR	13,802	2	0
MBC	07/2025	CAD	6,354		$4,627	0	(40)
	07/2025	CNH	928		129	0	(1)
	07/2025	GBP	136		184	0	(2)
	07/2025	SGD	1,222		952	0	(9)
	07/2025	THB	4,666		141	0	(3)
	07/2025	TWD	4,587		141	0	(17)
	07/2025		$2,830	CAD	3,891	27	0
	07/2025		34	IDR	553,758	0	0
	07/2025		47	JPY	6,692	0	0
	07/2025		460	PLN	1,724	18	0
	07/2025		1,356	SGD	1,743	14	0
	07/2025		126	TWD	4,001	11	0
	08/2025	CAD	3,884		$2,830	0	(27)
	08/2025	CNH	2,377		331	0	(3)
	08/2025	TWD	10,851		337	0	(41)
	08/2025		$69	SGD	89	1	0
MYI	07/2025	PLN	7		$2	0	0

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	$24	JPY	3,446	0	0
08/2025	CNH	873	$122	0	(1)
NGF	07/2025	$484	IDR	7,893,291	2	0
SCX	07/2025	ILS	3	$1	0	0
07/2025	SGD	18	14	0	0
07/2025	TWD	592	20	0	0
07/2025	$188	IDR	3,067,081	1	0
08/2025	CNH	1,504	$211	0	0
08/2025	TWD	2,620	80	0	(11)
08/2025	$114	CNH	829	3	0
08/2025	167	INR	14,306	0	0
08/2025	14	SGD	18	0	0
SOG	08/2025	1	INR	82	0	0
SSB	07/2025	GBP	9,876	$13,372	0	(184)
UAG	07/2025	ILS	28	8	0	(1)
07/2025	KRW	23,292	17	0	0
07/2025	THB	741	22	0	(1)
07/2025	$16	JPY	2,249	0	0
07/2025	17	KRW	23,303	0	0
08/2025	32	TRY	1,413	2	0

Total Forward Foreign Currency Contracts	$1,911	$(5,583)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Put - OTC USD versus TRY	TRY	39.750	08/11/2025	200	$(6)	$0
Call - OTC USD versus TRY	51.750	08/11/2025	200	(5)	(1)

Total Written Options	$(11)	$(1)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$2,000	$(17)	$8	$0	$(9)

Total Swap Agreements	$(17)	$8	$0	$(9)

(n)

Securities with an aggregate market value of $3,301 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$23,586	$6,626	$30,212
Corporate Bonds & Notes
Banking & Finance	0	59,322	0	59,322
Industrials	900	284,095	1,212	286,207
Utilities	0	14,643	0	14,643
Convertible Bonds & Notes
Industrials	0	1,001	0	1,001
Municipal Bonds & Notes
Arizona	0	414	0	414
U.S. Treasury Obligations	0	18,575	0	18,575

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

Sovereign Issues	0	26,917	0	26,917
Common Stocks
Communication Services	60	0	0	60
Energy	0	41	0	41
Financials	0	0	980	980
Health Care	0	0	880	880
Industrials	41	0	251	292
Warrants
Industrials	0	46	0	46
Short-Term Instruments
Mutual Funds	0	1,299	0	1,299
U.S. Treasury Bills	0	976	0	976

$1,001	$430,915	$9,949	$441,865
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$11,929	$0	$0	$11,929

Total Investments	$12,930	$430,915	$9,949	$453,794

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	232	0	232
Over the counter	0	1,911	0	1,911

$0	$2,143	$0	$2,143
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(88)	0	(88)
Over the counter	0	(5,593)	0	(5,593)

$0	$(5,681)	$0	$(5,681)

Total Financial Derivative Instruments	$0	$(3,538)	$0	$(3,538)

Totals	$12,930	$427,377	$9,949	$450,256

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$7,137	$0	$(1,926)	$8	$(17)	$159	$1,902	$(637)	$6,626	$161
Corporate Bonds & Notes
Industrials	1,497	7	(245)	0	0	(47)	0	0	1,212	(46)
Common Stocks
Energy	97	0	0	0	0	(56)	0	(41)	0	0
Financials	957	0	0	0	0	23	0	0	980	23
Health Care	1,138	0	0	0	0	(258)	0	0	880	(259)
Industrials	388	0	0	0	0	(96)	0	(41)	251	(14)
Warrants
Industrials	140	0	0	0	0	(94)	0	(46)	0	0

Totals	$11,354	$7	$(2,171)	$8	$(17)	$(369)	$1,902	$(765)	$9,949	$(135)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$529	Comparable Companies	EBITDA Multiple	X	16.470	—
2,628	Discounted Cash Flow	Discount Rate	6.182 - 11.518	8.593
1,567	Indicative Market Quotation	Broker Quote	77.000 - 100.500	94.756
1,902	Third Party Vendor	Broker Quote	100.375 - 100.500	100.375
Corporate Bonds & Notes
Industrials	442	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.500	—
29	Expected Recovery	Price	1.630	—
741	Indicative Market Quotation	Broker Quote	58.500 - 75.500	65.431
Common Stocks
Financials	980	Comparable Companies	EBITDA Multiple	X	5.200	—
Health Care	880	Comparable Companies	EBITDA Multiple	X	9.000 - 16.470	10.318
Industrials	251	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.500	—

Total	$9,949

Schedule of Investments PIMCO High Yield Spectrum Fund (Cont.)	June 30, 2025 (Unaudited)

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Consolidated Schedule of Investments PIMCO Income Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.5%
Aligned Data Centers International LP 7.799% due 12/18/2029 «~		$468,600	$469,850
Altice France SA
5.279% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	16,957	17,644
7.779% (EUR003M + 5.500%) due 08/15/2028 ~		14,481	15,391
9.756% (TSFR3M + 5.500%) due 08/15/2028 ~		$116,264	105,639
10.500% (PRIME + 3.000%) due 08/14/2026 ~		12,269	10,839
American Airlines, Inc. 6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~		31,632	31,471
Avolon TLB Borrower 1 U.S. LLC 6.071% (TSFR1M + 1.750%) due 06/24/2030 ~		7,852	7,867
Carnival Corp. 6.312% (TSFR1M + 2.000%) due 10/18/2028 ~		20,577	20,619
Charter Communications Operating LLC 6.548% (TSFR3M + 2.250%) due 12/15/2031 ~		6,005	6,021
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		7,300	7,471
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 µ		48,024	48,504
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 ~		216,976	219,146
DirecTV Financing LLC 9.541% (TSFR3M + 5.000%) due 08/02/2027 ~		2,481	2,494
Encina Private Credit LLC TBD% - 8.524% due 11/30/2025 «µ		40,411	39,401
Envision Healthcare Corp.
11.110% (TSFR3M + 6.750%) due 07/20/2026 «		173,078	173,078
12.235% (TSFR3M + 7.875%) due 11/03/2028 «		736,335	758,425
Finastra U.S.A., Inc.
TBD% (TSFR3M + 7.250%) due 09/13/2029 µ		5,733	5,769
TBD% (TSFR6M + 7.250%) due 09/13/2029 ~		54,576	54,917
iHeartCommunications, Inc. 10.216% (TSFR1M + 5.775%) due 05/01/2029 ~		2,494	2,040
Lealand Finance Co. BV 7.441% (TSFR1M + 3.000%) due 06/30/2027 ~		2,410	1,578
Lealand Finance Co. BV (5.441% Cash and 3.000% PIK) 8.441% (TSFR1M + 1.000%) due 12/31/2027 ~(d)		6,407	3,363
Mercury Aggregator LP (13.500% PIK) 13.500% due 04/03/2026 «(d)		16,186	11,040
Mercury Aggregator LP (3.500% PIK) 3.500% due 04/03/2026 «(d)		8,886	6,061
MH Sub LLC
8.577% (TSFR1M + 4.250%) due 05/03/2028 ~		1,664	1,564
8.577% (TSFR1M + 4.250%) due 12/31/2031 ~		1,126	981
Numericable Group SA 9.250% (PRIME + 1.750%) due 07/31/2025 ~		16,358	14,272
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	23,300	31,928
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(l)		$60,600	60,600
Poseidon Bidco SASU 6.980% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	235,200	189,782
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(l)		33,548	39,517
Project Flash
TBD% due 04/30/2030 «µ		$1,691,300	1,691,301
TBD% - 0.625% due 01/09/2030 «µ		108,450	107,090
Project Hudson 7.730% due 05/29/2026 «		75,800	76,900
Project Quasar Pledgco SLU 5.161% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	74,312	84,473
Republic of Panama
4.103% (EUR006M + 1.750%) due 03/05/2027 «~		144,800	171,800
4.804% (EUR006M + 2.450%) due 04/01/2027 «~		451,800	534,680
SCUR-Alpha 1503 GmbH
7.686% (EUR003M + 5.500%) due 03/29/2030 ~		118,900	138,155
9.780% (TSFR3M + 5.500%) due 03/29/2030 ~		$211,824	200,584
Softbank Vision Fund
TBD% due 12/23/2029 «		447,500	447,500
6.000% due 12/23/2025 «		406,096	406,096
Subcalidora 2 7.730% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	129,849	153,721

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Syniverse Holdings, Inc. 11.296% (TSFR3M + 7.000%) due 05/13/2027 ~		$55,629	52,963
Thames Water Utilities Ltd. 0.300% - 5.234% due 11/28/2025	GBP	81,278	81,723
TransDigm, Inc.
6.796% (TSFR3M + 2.500%) due 02/28/2031 ~		$76,965	77,189
7.046% (TSFR3M + 2.750%) due 03/22/2030 ~		19,798	19,891
Turkiye Vakiflar Bankasi TAO 5.001% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	20,200	23,883
U.S. Renal Care, Inc. 9.441% (TSFR1M + 5.000%) due 06/20/2028 ~		$24,332	23,095
Westmoreland Coal Co. 8.000% due 03/15/2029		4,351	1,719

Total Loan Participations and Assignments (Cost $6,556,806)			6,650,035

CORPORATE BONDS & NOTES 8.3%
BANKING & FINANCE 3.6%
Alamo Re Ltd.
12.058% due 06/07/2027 ~		33,700	35,166
15.544% due 06/08/2026 ~		34,840	36,199
Ambac Assurance Corp. 5.100% due 12/31/2099 (k)		352	477
American Assets Trust LP 3.375% due 02/01/2031		26,725	23,946
Armor RE Ltd.
12.808% due 01/07/2032 ~		5,200	5,210
14.558% due 05/07/2031 ~		13,000	13,474
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		115,420	109,764
Baldwin Re Ltd. 6.334% due 07/07/2028 ~		3,300	3,299
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	60,500	71,000
Banco Santander SA
4.250% due 04/11/2027		$28,400	28,340
6.527% due 11/07/2027 •		95,200	97,739
6.607% due 11/07/2028		61,400	65,511
Bank of America Corp. 5.202% due 04/25/2029 •		10,600	10,834
Barclays PLC
4.972% due 05/16/2029 •		54,550	55,130
5.674% due 03/12/2028 •		20,700	21,099
5.690% due 03/12/2030 •		57,200	59,199
6.224% due 05/09/2034 •		138,162	146,692
6.490% due 09/13/2029 •		25,800	27,282
6.496% due 09/13/2027 •		61,100	62,469
6.692% due 09/13/2034 •		40,000	43,684
7.437% due 11/02/2033 •		22,148	25,145
Bayou Re Ltd.
12.794% due 04/30/2031 ~		5,800	6,113
22.808% due 04/30/2031 ~		6,700	7,206
Blue Ridge Re Ltd. 9.544% due 01/08/2031 ~		22,908	23,288
BNP Paribas SA 5.497% due 05/20/2030 •		7,200	7,395
Bonanza RE Ltd. 4.294% due 01/08/2026 ~		2,500	2,116
BPCE SA
5.716% due 01/18/2030 •		34,200	35,221
5.936% due 05/30/2035 •		8,600	8,817
6.612% due 10/19/2027 •		28,400	29,080
6.714% due 10/19/2029 •		66,000	69,918
7.003% due 10/19/2034 •		42,300	46,493
CaixaBank SA
6.684% due 09/13/2027 •		41,400	42,408
6.840% due 09/13/2034 •		15,000	16,484
Cape Lookout Re Ltd.
11.194% due 03/13/2032 ~		42,300	42,478
12.996% due 04/05/2027 ~		9,550	9,687
Charles River Re Ltd. 11.044% due 05/10/2031 •		2,700	2,748
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(e)		3,700	347
4.450% due 08/17/2026 ^(e)		3,500	324
4.800% due 05/17/2028 ^(e)		1,300	123
5.250% due 05/13/2026 ^(e)		2,200	230
5.950% due 10/20/2025 ^(e)		2,600	272
6.000% due 07/16/2025 ^(e)		4,300	441
CoStar Group, Inc. 2.800% due 07/15/2030		29,567	26,760
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(e)		17,940	1,413
3.125% due 10/22/2025 ^(e)		26,950	2,050

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

3.875% due 10/22/2030 ^(e)		18,050	1,409
4.800% due 08/06/2030 ^(e)		2,100	162
5.400% due 05/27/2049 ^(e)		3,400	263
5.625% due 01/14/2030 ^(e)		1,300	101
6.150% due 09/17/2025 ^(e)		1,900	145
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	140,900	41,542
10.100% due 12/15/2043		65,500	19,645
Credit Suisse AG AT1 Claim		$272,096	32,652
Danske Bank AS 5.427% due 03/01/2028 •		18,500	18,825
Deloitte LLP
5.250% due 01/30/2030 «(l)		37,300	37,786
5.410% due 01/30/2032 «(l)		36,700	36,984
Deutsche Bank AG
2.552% due 01/07/2028 •		8,850	8,598
3.547% due 09/18/2031 •		146,147	136,756
6.720% due 01/18/2029 •		6,776	7,120
East Lane Re Ltd. 13.544% due 03/31/2026 ~		32,100	32,512
EPR Properties
4.500% due 06/01/2027		500	498
4.750% due 12/15/2026		2,445	2,442
4.950% due 04/15/2028		3,980	3,974
Essential Properties LP 2.950% due 07/15/2031		7,800	6,941
Everglades Re Ltd.
14.794% due 05/13/2027 ~		49,280	51,434
15.794% due 05/13/2031 ~		48,900	50,795
17.044% due 05/13/2031 ~		31,200	32,339
FFC Senior Notes Lease-Backed Pass-Through Trust 5.141% due 07/10/2053 «		46,987	38,182
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		39,225	38,200
2.900% due 02/16/2028		18,359	17,222
4.125% due 08/17/2027		2,700	2,640
4.950% due 05/28/2027		3,700	3,677
5.918% due 03/20/2028		21,973	22,200
6.798% due 11/07/2028		11,573	11,994
6.800% due 05/12/2028		26,077	26,958
7.350% due 11/04/2027		7,300	7,584
GLP Capital LP
3.250% due 01/15/2032		4,800	4,228
4.000% due 01/15/2031		5,300	5,001
5.300% due 01/15/2029		29,811	30,162
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		26,267	25,756
Greengrove RE Ltd. 12.044% due 04/08/2032 ~		10,600	10,602
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		18,500	18,610
4.980% due 06/07/2030 «(l)		12,000	12,121
Hestia Re Ltd.
11.044% due 03/13/2032 ~		3,400	3,364
12.544% due 03/13/2032 ~		3,600	3,553
Hexagon RE Ltd. 10.394% due 01/07/2031 ~	EUR	21,312	25,388
HSBC Holdings PLC
4.041% due 03/13/2028 •		$11,280	11,191
4.583% due 06/19/2029 •		73,000	73,117
Hudson Pacific Properties LP
3.250% due 01/15/2030		300	246
3.950% due 11/01/2027		5,200	4,990
4.650% due 04/01/2029 (n)		700	630
5.950% due 02/15/2028 (n)		8,000	7,808
Integrity RE Ltd.
12.294% due 06/06/2027 ~		1,350	1,357
14.044% due 06/06/2027 ~		900	906
16.544% due 06/06/2028 ~		6,000	6,053
Integrity Re Ltd.
21.308% due 06/08/2026 ~		16,150	16,860
27.308% due 06/08/2026 ~		7,600	7,552
Integrity RE Ltd. 29.794% due 06/06/2027 ~		10,100	10,174
Intesa Sanpaolo SpA
7.200% due 11/28/2033 (n)		44,166	49,618
7.800% due 11/28/2053		4,400	5,149
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		8,400	8,336
KBC Group NV 5.796% due 01/19/2029 •		900	930
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	1,768	2,070
Kizuna RE Pte. Ltd. 7.044% due 04/09/2029 ~		$6,121	6,232

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Lion RE DAC 6.409% due 07/16/2025 •	EUR	7,800	9,193
Lloyds Banking Group PLC 5.462% due 01/05/2028 •		$57,700	58,497
Longleaf Pine Re Ltd. 21.794% due 05/27/2031 ~		25,200	25,990
MMcapS Funding Ltd.
4.854% (US0003M + 0.290%) due 12/26/2039 ~		15,043	14,517
5.064% (US0003M + 0.500%) due 12/26/2039 ~		10,100	8,711
MMIFS Re Ltd. 5.548% due 01/10/2033 ~	CAD	8,700	6,402
Nationwide Building Society
2.972% due 02/16/2028 •		$342	334
3.960% due 07/18/2030 •		57,892	56,501
4.302% due 03/08/2029 •		56,000	55,673
6.557% due 10/18/2027 •		30,400	31,175
Nature Coast Re Ltd.
14.044% due 04/10/2033 ~		8,750	8,790
14.308% due 12/07/2030 ~		22,346	22,850
NatWest Group PLC
3.073% due 05/22/2028 •		1,188	1,159
4.445% due 05/08/2030 •		163,400	162,192
4.892% due 05/18/2029 •		6,900	6,971
5.076% due 01/27/2030 •		177,653	180,310
5.583% due 03/01/2028 •		42,300	43,073
5.631% due 03/01/2028 ~		24,300	24,427
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		44,978	43,881
2.750% due 03/09/2028		40,800	37,276
6.448% due 09/13/2027 ~		11,100	10,967
Nomura Holdings, Inc. 2.172% due 07/14/2028		51,800	48,370
Orange Capital RE DAC
8.323% due 01/17/2029 ~	EUR	2,400	2,824
9.793% due 01/08/2027 ~		19,700	23,612
Palm RE Ltd.
12.058% due 06/07/2032 ~		$5,800	5,812
13.794% due 06/09/2031 ~		1,700	1,744
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)		142,178	101,178
Paychex, Inc.
5.100% due 04/15/2030		3,100	3,176
5.350% due 04/15/2032		4,100	4,212
5.600% due 04/15/2035		2,300	2,378
Polestar Re Ltd.
14.794% due 01/07/2028 ~		16,100	16,610
17.544% due 01/07/2027 ~		73,700	76,994
Preferred Term Securities Ltd.
4.880% (US0003M + 0.300%) due 03/22/2037 ~		44,196	40,771
4.880% (US0003M + 0.300%) due 09/22/2037 ~		65	60
4.880% (US0003M + 0.300%) due 12/22/2037 ~		10,081	9,274
4.890% (US0003M + 0.310%) due 12/22/2036 ~		48,412	48,049
4.930% (US0003M + 0.350%) due 06/22/2037 ~		48,367	40,628
4.950% (US0003M + 0.370%) due 09/22/2037 ~		41,993	35,484
4.960% (US0003M + 0.380%) due 12/22/2036 ~		1,312	1,049
4.960% (US0003M + 0.380%) due 03/22/2037 ~		45,918	39,030
4.970% (US0003M + 0.390%) due 12/22/2036 ~		2,907	2,588
4.972% (US0003M + 0.400%) due 06/23/2035 ~		8,381	8,003
4.980% (US0003M + 0.400%) due 09/22/2036 ~		28,698	27,048
4.980% (US0003M + 0.400%) due 12/22/2037 ~		2,118	1,810
4.980% (US0003M + 0.400%) due 03/22/2038 ~		68,255	64,127
5.010% (US0003M + 0.430%) due 12/22/2035 ~		28,547	26,549
5.030% (US0003M + 0.450%) due 03/22/2038 ~		7,004	6,059
5.066% (US0003M + 0.480%) due 09/23/2035 ~		14,617	13,740
5.072% (US0003M + 0.500%) due 06/23/2035 ~		10,965	9,704
5.160% (US0003M + 0.580%) due 03/23/2035 ~		10,537	9,747
5.180% (US0003M + 0.600%) due 03/22/2038 ~		16,860	13,151
5.200% (US0003M + 0.620%) due 12/22/2036 ~		30,916	26,433
5.330% (US0003M + 0.750%) due 09/23/2035 ~		20,535	17,865
5.417% (US0003M + 0.860%) due 07/03/2033 ~		915	915
5.452% (US0003M + 0.880%) due 12/24/2033 ~		2,374	2,326
5.457% (US0003M + 0.900%) due 01/03/2033 ~		3,763	3,744
5.480% (US0003M + 0.900%) due 03/22/2038 ~		14,198	14,162
Purple Re Ltd. 13.294% due 06/07/2027 ~		20,100	20,574
Pyramid Funding Ltd. 5.062% due 03/28/2035	GBP	457,017	521,784
Quercus Re DAC 10.176% due 01/06/2031 ~	EUR	3,800	4,596
Ripon Investments Financing Ltd. 0.000% due 08/29/2025 «(l)	GBP	723	992
RNHB BV
0.000% due 07/28/2026 «	EUR	23,920	27,505
0.000% due 01/28/2027 «		21,408	25,041
0.000% due 03/01/2027 «		11,841	13,714
0.000% due 10/28/2027 «		21,133	24,612

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 04/28/2028 «		10,673	13,044
0.000% due 10/28/2028 «		22,876	28,853
Sabine Re Ltd. 12.544% due 04/07/2031 ~		$6,600	6,838
Santander Holdings USA, Inc. 4.500% due 07/17/2025		16,830	16,824
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		11,100	10,750
3.823% due 11/03/2028 •		31,580	30,956
6.534% due 01/10/2029 •		6,200	6,473
SLM Student Loan Trust 2.525% (EUR003M + 0.550%) due 12/15/2033 ~	EUR	440	491
Societe Generale SA
2.889% due 06/09/2032 •		$29,900	26,389
6.447% due 01/12/2027 •		83,300	84,060
6.691% due 01/10/2034 •		131,700	140,614
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(d)(e)		684	84
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(d)(e)		686	86
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(d)(e)		1,375	172
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(d)(e)		2,067	258
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(d)(e)		2,072	259
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(d)(e)		976	120
Taranis Reinsurance DAC
8.493% due 01/07/2031 ~	EUR	13,300	15,819
10.441% due 01/08/2031 ~		18,600	22,520
Thames SSNM 9.750% due 10/10/2027 «	GBP	18,833	24,171
Titanium 2l Bondco SARL 6.250% due 01/14/2031	EUR	2,955	1,027
Torrey Pines Re Ltd.
10.308% due 06/07/2032 ~		$15,100	15,596
11.558% due 06/07/2027 ~		8,900	9,289
13.308% due 06/05/2026 ~		5,400	5,523
Trafford Centre Finance Ltd. 5.126% (BP0003M + 0.725%) due 07/28/2038 ~	GBP	6,550	8,361
U.S. Capital Funding Ltd. 4.752% due 07/10/2043 •		$38,609	32,432
UBS AG 7.500% due 02/15/2028		242,450	261,608
UBS Group AG
3.091% due 05/14/2032 •		126,092	114,495
3.869% due 01/12/2029 •		7,400	7,287
4.194% due 04/01/2031 •		36,569	35,818
5.428% due 02/08/2030 •		33,800	34,721
5.959% due 01/12/2034 •		130,900	137,851
6.246% due 09/22/2029 •		92,400	97,087
6.327% due 12/22/2027 •(n)		95,300	97,875
6.373% due 07/15/2026 •		65,500	65,562
6.442% due 08/11/2028 •		149,385	155,248
6.537% due 08/12/2033 •		212,800	231,540
7.750% due 03/01/2029 •	EUR	47,900	63,590
9.016% due 11/15/2033 •		$34,450	42,607
UniCredit SpA 2.569% due 09/22/2026 •		11,513	11,454
Uniti Group LP 10.500% due 02/15/2028		10,179	10,798
Ursa Re Ltd.
9.610% due 12/07/2026 ~		38,700	39,900
11.794% due 02/22/2028 ~		25,300	25,449
13.044% due 12/07/2026 ~		49,500	51,542
VB DPR Finance Co. 6.833% due 03/15/2035 «(l)		52,500	51,472
Veraison Re Ltd. 9.294% due 03/08/2033 ~		3,550	3,550
VICI Properties LP
3.875% due 02/15/2029		5,805	5,619
4.500% due 09/01/2026		16,083	16,043
4.500% due 01/15/2028		3,495	3,481
5.750% due 02/01/2027		12,316	12,490
Vitality Re Ltd.
6.044% due 01/08/2030 ~		5,700	5,710
8.044% due 01/08/2030 ~		4,500	4,515
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		17,914	0
Windmill Re DAC 7.599% due 07/05/2028 ~	EUR	400	475
Winston RE Ltd.
10.808% due 02/21/2028 ~		$1,800	1,829
16.044% due 02/26/2027 ~		4,800	5,047

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Yellow Tulip Assetco BV 1.500% due 07/30/2036 «	EUR	45,750	54,794
Yellow Tulip Bidco BV 0.000% due 07/30/2036 «		47,123	37,905

			6,751,959

INDUSTRIALS 3.5%
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		$27,202	27,247
Altice France SA
3.375% due 01/15/2028	EUR	8,706	8,612
4.000% due 07/15/2029		3,050	3,022
4.125% due 01/15/2029		1,200	1,193
5.125% due 01/15/2029		$23,300	19,266
5.125% due 07/15/2029		51,547	42,655
5.500% due 01/15/2028		42,930	36,169
5.500% due 10/15/2029		34,165	28,357
5.875% due 02/01/2027	EUR	3,500	3,723
8.125% due 02/01/2027		$45,340	40,840
Amdocs Ltd. 2.538% due 06/15/2030		23,200	21,027
American Airlines Pass-Through Trust
2.875% due 01/11/2036		25,710	22,703
3.000% due 04/15/2030		15,256	14,453
3.150% due 08/15/2033		1,312	1,208
3.200% due 12/15/2029		8,448	8,109
3.350% due 04/15/2031		18,163	17,311
3.375% due 11/01/2028		31,191	30,424
3.575% due 07/15/2029		7,754	7,520
3.600% due 03/22/2029		2,822	2,748
3.650% due 02/15/2029		9,941	9,625
3.650% due 12/15/2029		3,035	2,890
3.700% due 04/01/2028		13,266	13,036
BAT Capital Corp.
6.343% due 08/02/2030		10,250	11,054
6.421% due 08/02/2033		8,450	9,181
Bayer U.S. Finance LLC 6.375% due 11/21/2030		10,300	10,949
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		1,961	1,561
Boeing Co.
2.196% due 02/04/2026		13,187	12,983
2.950% due 02/01/2030		19,314	17,914
3.200% due 03/01/2029		10,000	9,522
3.450% due 11/01/2028		4,404	4,249
3.625% due 02/01/2031		40,180	37,872
5.040% due 05/01/2027		125,660	126,650
5.150% due 05/01/2030 (n)		35,000	35,650
6.259% due 05/01/2027		71,656	73,750
6.298% due 05/01/2029 (n)		73,606	77,837
6.388% due 05/01/2031		28,100	30,211
6.528% due 05/01/2034		16,300	17,721
British Airways Pass-Through Trust
2.900% due 09/15/2036		11,488	10,375
3.300% due 06/15/2034		2,172	2,022
3.800% due 03/20/2033		3,644	3,530
4.250% due 05/15/2034		10,546	10,136
Broadcom, Inc.
2.450% due 02/15/2031		86,400	77,285
2.600% due 02/15/2033		26,905	23,022
3.187% due 11/15/2036		7,241	6,006
3.419% due 04/15/2033		13,531	12,276
3.469% due 04/15/2034		40,370	36,077
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (d)		222,865	234,511
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)		249,240	287,035
CDW LLC
2.670% due 12/01/2026		64,300	62,726
3.276% due 12/01/2028		16,500	15,780
3.569% due 12/01/2031		51,800	47,713
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (d)		43,694	30,804
CLN Magnetto Group 8.100% due 10/25/2031 «		148,000	148,706
CVS Pass-Through Trust
4.163% due 08/11/2036		4,585	4,243
5.773% due 01/10/2033		3,443	3,471
5.880% due 01/10/2028		433	438
7.507% due 01/10/2032		2,972	3,114
DISH DBS Corp.
5.250% due 12/01/2026		243,097	221,066
5.750% due 12/01/2028		232,493	201,688
Energy Transfer LP
4.400% due 03/15/2027		4,145	4,146

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.950% due 05/15/2028		4,355	4,418
Exela Intermediate LLC 11.500% due 04/15/2026		10,946	547
Flora Food Management BV 6.875% due 07/02/2029	EUR	72,600	86,951
Gazprom PJSC Via Gaz Capital SA
4.950% due 03/23/2027		$24,600	21,525
4.950% due 02/06/2028		15,900	12,879
7.288% due 08/16/2037		30,730	24,584
8.625% due 04/28/2034		141,090	123,454
Greene King Finance PLC
5.106% due 03/15/2034	GBP	1,062	1,446
6.158% (BP0003M + 1.800%) due 12/15/2034 ~		427	548
Imperial Brands Finance PLC 3.500% due 07/26/2026		$3,625	3,583
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (n)		562,314	574,795
JetBlue Pass-Through Trust
2.750% due 11/15/2033		2,213	1,942
4.000% due 05/15/2034		50,093	47,012
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	27,450	32,261
Mitchells & Butlers Finance PLC
5.111% (US0003M + 0.450%) due 12/15/2030 ~		$26	25
6.013% due 12/15/2030	GBP	3,632	5,030
MPH Acquisition Holdings LLC 5.750% due 12/31/2030		$5,061	4,173
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (d)		7,745	7,687
National Football League 5.480% due 10/05/2028 «(l)		76,800	78,154
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		6,710	6,673
4.345% due 09/17/2027		74,963	72,017
4.810% due 09/17/2030		212,402	195,006
NPC Ukrenergo 6.875% due 11/09/2028		3,480	2,828
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		105,630	13,317
5.500% due 04/12/2037 ^(e)		117,045	14,752
6.000% due 11/15/2026 ^(e)		54,167	6,895
9.750% due 05/17/2035 ^(e)		43,640	6,459
Petroleos Mexicanos
2.750% due 04/21/2027	EUR	7,200	8,095
5.950% due 01/28/2031		$176,125	159,389
6.700% due 02/16/2032		412,739	383,836
6.750% due 09/21/2047		71,382	51,746
6.950% due 01/28/2060		57,150	41,103
7.690% due 01/23/2050		16,197	12,750
Prime Property Fund LLC
5.250% due 09/30/2029 «(l)		34,500	34,471
5.440% due 09/30/2031 «(l)		34,500	34,390
Prosus NV
1.288% due 07/13/2029	EUR	19,700	21,544
1.985% due 07/13/2033		26,300	26,911
2.085% due 01/19/2030		27,600	30,906
2.778% due 01/19/2034		20,944	22,510
3.061% due 07/13/2031		$47,100	41,738
4.193% due 01/19/2032		28,000	26,236
Rolls-Royce PLC
3.375% due 06/18/2026	GBP	3,835	5,210
4.625% due 02/16/2026	EUR	45,275	53,808
5.750% due 10/15/2027	GBP	43,671	61,510
Russian Railways Via RZD Capital PLC 7.487% due 03/25/2031 ^(e)		60,389	58,025
Saudi Arabian Oil Co.
4.750% due 06/02/2030		$197,600	198,660
5.875% due 07/17/2064		39,100	35,775
Spirit Airlines Pass-Through Trust 3.375% due 08/15/2031		125	111
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		17,086	17,209
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	18,703	28,275
Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	31,400	23,546
1.250% due 01/31/2034		9,800	7,446
1.604% due 12/23/2029		$11,200	7,321
2.375% due 04/22/2042	GBP	6,300	5,728
2.625% due 01/24/2034		23,700	21,237
3.500% due 02/25/2030		9,100	8,290
4.000% due 04/18/2029	EUR	11,700	9,034
4.375% due 01/18/2033		41,600	32,071
4.375% due 07/03/2036	GBP	27,175	24,512
4.625% due 06/04/2048		29,100	26,552
5.125% due 09/28/2039		14,500	13,373

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.500% due 02/11/2043		52,700	48,117
6.500% due 02/09/2034		3,000	2,772
7.125% due 04/30/2033		6,800	6,356
7.750% due 04/30/2046		25,300	23,724
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (h)		2,758	3,195
Times Square Hotel Trust 8.528% due 08/01/2026		$279	279
Topaz Solar Farms LLC
4.875% due 09/30/2039		8,094	7,163
5.750% due 09/30/2039		60,217	59,168
U.S. Renal Care, Inc. 10.625% due 06/28/2028		5,107	4,373
United Airlines Pass-Through Trust
2.700% due 11/01/2033		7,997	7,164
3.500% due 09/01/2031		2,993	2,825
4.000% due 10/11/2027		2,322	2,303
4.150% due 02/25/2033		3,237	3,108
5.875% due 04/15/2029		91,420	93,366
Valaris Ltd. 8.375% due 04/30/2030		1,556	1,598
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		31,870	30,070
3.875% due 11/01/2033		10,800	9,453
4.125% due 08/15/2031		10,300	9,541
Venture Global LNG, Inc.
7.000% due 01/15/2030 (n)		138,600	140,234
8.125% due 06/01/2028		259,800	268,677
8.375% due 06/01/2031 (n)		53,075	55,164
9.500% due 02/01/2029		205,900	224,432
9.875% due 02/01/2032 (n)		133,350	144,096
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (c)		41,020	41,020
6.750% due 01/15/2036 (c)		46,200	46,200
Volkswagen Group of America Finance LLC 5.300% due 03/22/2027		100,000	100,942
Woodside Finance Ltd. 5.100% due 09/12/2034		48,000	46,505
Yellowstone Energy LP 5.750% due 12/31/2026		1,247	1,231

			6,550,767

UTILITIES 1.2%
Edison International 6.250% due 03/15/2030		40,350	40,996
FORESEA Holding SA 7.500% due 06/15/2030		3,358	3,194
Gazprom PJSC Via Gaz Finance PLC 1.500% due 02/17/2027	EUR	137,850	125,845
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029		$93,400	66,781
Gazprom PJSC Via Gaz Finance PLC 3.000% due 06/29/2027		12,000	9,900
ONEOK, Inc. 4.750% due 10/15/2031		56,300	55,773
Pacific Gas & Electric Co.
2.100% due 08/01/2027		44,031	41,715
2.500% due 02/01/2031		51,959	45,130
2.950% due 03/01/2026		69,389	68,487
3.000% due 06/15/2028		85,600	81,318
3.150% due 01/01/2026		223,783	221,671
3.250% due 06/01/2031		86,160	77,372
3.300% due 03/15/2027		83,737	81,832
3.300% due 12/01/2027		164,659	159,363
3.450% due 07/01/2025		135,506	135,506
3.500% due 08/01/2050		44,577	28,620
3.750% due 07/01/2028		176,652	171,462
3.750% due 08/15/2042		3,502	2,500
4.000% due 12/01/2046		45,023	32,280
4.200% due 03/01/2029		65,400	63,850
4.250% due 03/15/2046		60,021	44,784
4.300% due 03/15/2045		37,669	28,470
4.400% due 03/01/2032		67,000	62,892
4.450% due 04/15/2042		50,762	40,377
4.500% due 07/01/2040		22,432	18,711
4.550% due 07/01/2030		346,519	338,385
4.600% due 06/15/2043		47,354	37,571
4.650% due 08/01/2028		19,885	19,779
4.750% due 02/15/2044		33,365	27,185
4.950% due 07/01/2050 (n)		38,439	31,020
5.450% due 06/15/2027		23,667	23,951
5.900% due 06/15/2032		20,000	20,428
Peru LNG SRL 5.375% due 03/22/2030		1,167	1,098

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Rio Oil Finance Trust
8.200% due 04/06/2028	14,734	15,370
9.750% due 01/06/2027	7,470	7,734
Sprint Capital Corp. 8.750% due 03/15/2032	25,100	30,463
Sprint LLC 7.625% due 03/01/2026	11,900	12,015

		2,273,828

Total Corporate Bonds & Notes (Cost $15,866,180)		15,576,554

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.000% due 06/01/2046	4,580	4,023
3.850% due 06/01/2050	2,720	2,476
4.214% due 06/01/2050	26,895	19,394

		25,893

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	20,569	21,621
6.725% due 04/01/2035	5,615	5,942
7.350% due 07/01/2035	16,846	18,023

		45,586

NEW YORK 0.1%
New York City, New York General Obligation Bonds, Series 2025
6.291% due 02/01/2045	12,200	12,794
6.385% due 02/01/2055	36,700	38,192

		50,986

Total Municipal Bonds & Notes (Cost $129,502)		122,465

U.S. GOVERNMENT AGENCIES 62.0%
Fannie Mae
0.042% due 09/25/2042 •	819	446
0.053% due 11/25/2042 •	19	14
1.430% due 03/25/2041 •(a)	1,712	165
1.580% due 11/25/2049 •(a)	17,877	2,393
1.610% due 06/25/2037 •(a)	282	30
1.630% due 03/25/2037 - 03/25/2049 •(a)	5,732	712
1.650% due 12/25/2036 - 02/25/2037 •(a)	937	70
1.680% due 04/25/2037 •(a)	449	50
1.690% due 04/25/2037 •(a)	690	55
1.730% due 08/25/2035 - 02/25/2043 •(a)	2,842	294
1.880% due 01/25/2038 •(a)	1,126	102
1.930% due 01/25/2040 •(a)	1,126	86
1.960% due 03/25/2037 •(a)	1,393	128
1.980% due 05/25/2037 •(a)	400	34
1.990% due 06/25/2037 •(a)	1,635	187
2.020% due 04/25/2037 •(a)	1,039	121
2.030% due 12/25/2037 •(a)	991	93
2.130% due 10/25/2036 - 06/25/2040 •(a)	1,051	103
2.180% due 11/25/2035 •(a)	47	1
2.230% due 11/25/2036 •(a)	303	13
2.280% due 03/25/2036 •(a)	479	37
2.370% due 04/25/2037 •(a)	720	95
2.500% due 04/25/2042 - 08/25/2042	10,315	9,929
2.580% due 02/25/2038 •(a)	3,325	394
2.780% due 02/25/2037 •(a)	263	30
3.000% due 06/25/2027 - 06/25/2042 (a)	6,917	218
3.564% due 04/01/2027 •	11	11
4.000% due 07/01/2041 - 01/01/2059	3,892	3,710
4.000% due 12/25/2042 - 12/25/2047 (a)	997	90
4.217% due 03/01/2033 •	4	4
4.496% due 12/25/2036 •	16	16
4.500% due 12/25/2039 - 07/25/2040	2,941	2,928
4.500% due 12/25/2042 (a)	728	118
4.544% due 09/25/2031 •	524	519
4.556% due 03/25/2034 •	1	1
4.770% due 03/25/2044 •	2	2
4.820% due 06/25/2029 - 08/25/2036 •	7	6
4.870% due 06/25/2049 •	3,623	3,515
5.000% due 08/25/2033 - 06/25/2043	13,105	13,416
5.171% due 03/25/2038 •	262	276
5.250% due 12/25/2050 •	12,463	12,489
5.395% due 09/01/2031 •	27	28
5.500% due 11/25/2032 - 06/01/2048	4,119	4,225
5.697% due 10/01/2044 •	1	1
5.897% due 10/01/2040 •	8	8

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.912% due 09/01/2030 •	2	2
5.949% due 02/01/2034 •	218	221
5.965% due 12/01/2035 •	12	12
6.000% due 06/25/2029 - 09/25/2031	397	406
6.086% due 04/01/2028 •	1	1
6.175% due 11/01/2033 •	5	5
6.307% due 08/01/2033 •	4	4
6.358% due 12/01/2033 •	5	5
6.453% due 04/01/2032 •	3	3
6.500% due 06/25/2028 - 02/25/2033	24	26
6.634% due 04/01/2033 •	1	1
6.850% due 12/18/2027	1	1
7.000% due 06/25/2032 - 01/25/2048	65	66
7.091% due 10/01/2032 •	2	2
7.124% due 09/01/2035 •	2	2
7.153% due 10/01/2036 •	1	1
7.260% due 07/01/2032 •	4	4
7.321% due 03/01/2033 •	31	32
7.500% due 11/25/2030 - 06/25/2042	12	13
7.500% due 06/25/2042 ~	8	8
8.500% due 06/25/2030	33	36
Freddie Mac
0.000% due 08/15/2056 - 08/15/2057 (b)(h)	125,283	84,384
0.143% due 12/15/2042 •	1,364	1,062
1.063% due 01/15/2041 •	746	681
1.241% due 09/25/2030 ~(a)	199,125	9,192
1.471% due 06/25/2030 ~(a)	86,856	4,687
1.532% due 11/15/2037 •(a)	3,493	326
1.534% due 05/25/2030 ~(a)	305,349	17,487
1.632% due 08/15/2037 •(a)	486	44
1.782% due 06/15/2038 - 01/15/2042 •(a)	2,355	220
2.022% due 03/15/2037 •(a)	2,393	235
2.023% due 02/15/2040 •	420	387
2.032% due 03/15/2037 - 06/15/2039 •(a)	1,130	112
2.053% due 01/15/2038 ~(a)	10,388	534
2.132% due 09/15/2036 •(a)	947	76
2.152% due 09/15/2036 •(a)	554	57
2.232% due 04/15/2036 - 05/15/2036 •(a)	3,336	384
2.282% due 04/15/2026 •(a)	7	0
2.332% due 01/15/2037 •(a)	365	34
2.451% due 11/15/2043 •	8,345	8,317
2.611% due 08/15/2044 •	4,409	4,253
2.732% due 08/15/2036 •(a)	934	107
3.000% due 03/15/2027 - 10/15/2047 (a)	32,324	4,853
3.000% due 08/01/2032 - 03/01/2049	158,523	140,731
3.500% due 08/15/2042 - 05/01/2049	287,016	263,262
3.500% due 12/15/2042 (a)	3,270	507
4.000% due 08/01/2040 - 08/01/2048	65,960	62,661
4.000% due 09/15/2048 (a)	4,108	550
4.032% due 09/25/2035 ~(a)	62,778	9,606
4.500% due 06/01/2048	1,814	1,768
4.694% due 08/25/2031 •	3	3
4.818% due 12/15/2046 •	14,641	14,302
4.868% due 06/15/2049 •	8,046	7,832
5.000% due 01/15/2034 - 05/15/2038	1,852	1,895
5.500% due 08/15/2036 - 06/15/2041	12,280	12,869
5.799% due 07/25/2044 •	3	3
6.000% due 02/15/2031 - 02/15/2032	361	371
6.102% due 05/01/2035 •	9	9
6.165% due 02/01/2037 •	1	1
6.243% due 03/01/2031 •	3	3
6.443% due 05/01/2037 •	1	1
6.451% due 04/01/2036 •	2	2
6.455% due 05/01/2029 •	2	2
6.473% due 05/01/2033 •	3	3
6.495% due 12/01/2037 •	1	1
6.500% due 04/15/2029 - 11/25/2049	4,091	4,324
6.532% due 01/01/2033 - 12/01/2034 •	5	5
6.677% due 11/01/2031 •	5	5
6.724% due 10/01/2032 •	6	6
6.732% due 01/01/2035 •	9	10
6.738% due 07/01/2034 •	14	15
6.823% due 07/01/2033 •	1	1
6.825% due 03/01/2032 •	30	30
6.854% due 12/01/2033 •	16	16
6.990% due 01/01/2035 •	17	18
7.000% due 06/15/2029 - 03/15/2032	28	29
7.055% due 09/01/2033 •	1	1
7.120% due 08/01/2034 •	1	1
7.230% due 09/01/2031 •	80	82
7.238% due 09/01/2034 •	22	22
7.250% due 09/15/2030	3	4
7.258% due 09/01/2037 •	1	1
7.263% due 12/15/2031 - 02/15/2032 •	240	260
7.282% due 09/01/2033 •	20	21
7.285% due 11/01/2035 •	30	31

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

7.346% due 07/01/2033 •	2	2
7.375% due 09/01/2032 •	17	17
7.455% due 11/01/2029 •	2	2
7.500% due 09/15/2030	32	34
7.560% due 09/01/2037 •	1	1
8.500% due 06/15/2031	17	18
9.442% due 10/15/2031 •	11	11
Ginnie Mae
0.000% due 10/16/2053 ~(a)	848	0
0.023% due 08/16/2048 ~(a)	2,760	1
1.087% due 03/16/2051 ~(a)	601	1
1.768% due 10/20/2047 •(a)	7,060	933
3.000% due 01/20/2042 - 04/20/2052	256,614	227,256
3.500% due 03/20/2043 (a)	251	42
3.500% due 01/20/2045 - 05/20/2055	398,691	366,886
4.000% due 06/20/2039 - 06/20/2054	165,786	154,945
4.000% due 03/20/2043 (a)	720	82
4.500% due 07/20/2032 - 02/20/2049	82,563	80,651
4.625% due 10/20/2029 •	14	14
4.750% due 12/20/2026 - 12/20/2033 •	17	17
4.846% due 10/20/2062 •	756	757
4.875% due 06/20/2027 - 06/20/2032 •	51	52
4.916% due 03/20/2063 •	128	128
4.977% due 04/20/2068 •	17,277	17,531
5.000% due 07/20/2033	85	84
5.125% due 08/20/2033 •	2	2
5.196% due 11/20/2065 - 08/20/2066 •	13,755	13,782
5.216% due 10/20/2066 •	4,303	4,312
5.226% due 09/20/2066 •	2,333	2,338
5.246% due 05/20/2066 - 09/20/2066 •	28,944	29,022
5.276% due 08/20/2066 •	4,114	4,126
5.296% due 04/20/2066 - 11/20/2066 •	11,338	11,385
5.446% due 03/20/2066 - 01/20/2067 •	12,237	12,301
5.500% due 04/20/2037	135	137
5.592% due 04/20/2067 •	15,006	15,212
5.596% due 03/20/2066 •	3,126	3,147
5.625% due 01/20/2027 - 01/20/2035 •	23	24
6.100% due 06/15/2028 - 01/15/2029	91	93
6.490% due 01/15/2028 - 01/15/2029	106	107
Ginnie Mae, TBA
2.000% due 07/01/2055 - 08/01/2055	85,000	69,242
2.500% due 08/01/2055	110,550	93,940
3.000% due 07/01/2055 - 08/01/2055	164,300	145,332
3.500% due 07/01/2055	692,560	629,723
4.000% due 07/01/2055 - 08/01/2055	865,276	804,487
4.500% due 07/01/2055 - 08/01/2055	2,024,878	1,938,189
5.000% due 07/01/2055 - 08/01/2055	394,575	387,505
U.S. Small Business Administration 5.370% due 04/01/2028	39	39
Uniform Mortgage-Backed Security
1.500% due 12/01/2040 - 06/01/2051	1,542	1,268
2.000% due 03/01/2026 - 11/01/2051	12,496	10,091
2.500% due 08/01/2027 - 10/01/2051	164,563	142,846
3.000% due 09/01/2025 - 04/01/2052	2,370,374	2,110,820
3.500% due 10/01/2025 - 06/01/2051	547,871	504,549
4.000% due 07/01/2025 - 04/01/2053	1,512,140	1,425,876
4.500% due 09/01/2025 - 09/01/2053	285,377	274,535
5.000% due 05/01/2026 - 08/01/2053	139,571	137,549
5.500% due 09/01/2025 - 09/01/2053	759,054	761,227
6.000% due 10/01/2025 - 09/01/2054	334,499	340,966
6.500% due 02/01/2026 - 04/01/2054	184,817	191,545
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2040	100	91
2.500% due 07/01/2040	2,950	2,755
3.000% due 07/01/2040 - 08/01/2055	834,957	764,184
3.500% due 07/01/2055 - 08/01/2055	1,063,865	957,714
4.000% due 07/01/2055 - 08/01/2055	6,258,803	5,819,374
4.500% due 07/01/2055 - 08/01/2055	2,164,900	2,070,133
5.000% due 07/01/2055 - 09/01/2055	14,870,495	14,567,248
5.500% due 07/01/2055 - 09/01/2055	16,603,479	16,590,992
6.000% due 07/01/2055 - 09/01/2055	31,882,638	32,375,354
6.500% due 07/01/2055 - 08/01/2055	29,363,033	30,282,903
7.000% due 08/01/2055 - 09/01/2055	1,645,000	1,724,656

Total U.S. Government Agencies (Cost $116,513,809)		116,787,296

U.S. TREASURY OBLIGATIONS 15.7%
U.S. Treasury Bonds
2.250% due 08/15/2046 (r)	4,400	2,884
2.500% due 02/15/2045 (r)	77,400	54,513
2.500% due 02/15/2046 (r)	2,319	1,608
2.500% due 05/15/2046 (r)	4,955	3,424
2.750% due 11/15/2047	100	71
2.875% due 05/15/2043 (r)	118,245	91,173
2.875% due 08/15/2045	858,035	641,817
2.875% due 11/15/2046 (r)	542,700	399,732

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

2.875% due 05/15/2049 (r)	3,300	2,370
3.000% due 11/15/2044	615,851	474,422
3.000% due 08/15/2048 (r)	2,585	1,913
3.000% due 02/15/2049 (r)	125,029	92,160
3.125% due 02/15/2043 (r)	276,604	222,526
3.125% due 08/15/2044 (r)	478,709	377,600
3.375% due 05/15/2044	712,349	586,157
3.625% due 08/15/2043 (r)	480,378	413,425
3.625% due 02/15/2044 (r)	494,809	423,777
3.750% due 11/15/2043 (r)	355,213	310,478
4.250% due 08/15/2054	338,200	308,951
4.375% due 08/15/2043	494,700	471,695
4.500% due 11/15/2054	1,910,600	1,821,339
4.625% due 05/15/2054	1,587,700	1,542,550
6.250% due 05/15/2030	845	937
U.S. Treasury Inflation Protected Securities (j)
0.125% due 04/15/2026 (p)	15,900	15,725
0.125% due 07/15/2026	444,139	440,340
0.125% due 10/15/2026	934,032	923,401
0.125% due 07/15/2030 (p)	1,502,498	1,411,884
0.125% due 01/15/2031 (p)	24,151	22,385
0.125% due 07/15/2031 (p)	115,118	105,978
0.125% due 01/15/2032 (p)	99,398	90,129
0.250% due 07/15/2029 (p)	1,570,783	1,508,830
0.250% due 02/15/2050	204,887	119,131
0.375% due 01/15/2027 (p)	23,254	22,938
0.500% due 01/15/2028 (p)	6,094	5,981
0.625% due 07/15/2032 (p)	1,200,810	1,120,562
0.625% due 02/15/2043	33,372	24,826
0.750% due 07/15/2028 (p)	346,558	342,400
0.750% due 02/15/2042 (p)	264,959	205,927
0.750% due 02/15/2045	176,984	129,328
0.875% due 02/15/2047	214,468	155,531
1.000% due 02/15/2046 (p)	169,014	128,181
1.000% due 02/15/2048	246,754	181,653
1.000% due 02/15/2049 (p)	619,356	449,817
1.125% due 01/15/2033 (p)	261,885	250,366
1.375% due 07/15/2033 (r)	2,623,279	2,548,770
1.375% due 02/15/2044	134,380	112,930
1.500% due 02/15/2053	336,673	266,914
1.750% due 01/15/2034 (p)	536,150	531,750
1.875% due 07/15/2034	4,528,421	4,534,522
2.125% due 02/15/2040	75,241	74,329
2.125% due 02/15/2041	18,895	18,508
2.500% due 01/15/2029 (p)	26,783	27,873
U.S. Treasury Notes
1.500% due 08/15/2026 (p)(r)	1,100	1,071
1.625% due 02/15/2026 (r)	420	413
2.000% due 11/15/2026	200	195
2.375% due 03/31/2029 (p)(r)	1,051,400	1,002,034
2.625% due 02/15/2029 (p)	560	539
4.500% due 03/31/2026 (r)	2,204,000	2,210,188
4.500% due 04/15/2027 (p)	2,225,400	2,253,478

Total U.S. Treasury Obligations (Cost $32,660,807)		29,484,349

NON-AGENCY MORTGAGE-BACKED SECURITIES 30.9%
20 Times Square Trust 3.203% due 05/15/2035 ~	101,760	89,380
ACRA Trust 5.608% due 10/25/2064 þ	15,955	15,976
Adjustable Rate Mortgage Trust
4.047% due 01/25/2036 ~	18	16
4.609% due 02/25/2036 ~	1,176	741
4.624% due 07/25/2035 ~	132	129
4.674% due 08/25/2036 •	4,809	1,621
4.739% due 11/25/2035 ~	24	18
4.794% due 08/25/2036 •	104	39
4.854% due 06/25/2037 •	222	256
4.894% due 08/25/2036 ~	1,552	1,348
4.934% due 03/25/2036 •	696	191
4.954% due 01/25/2036 •	2,205	2,091
4.974% due 11/25/2035 •	1,959	1,838
4.974% due 01/25/2036 •	350	328
5.021% due 07/25/2035 ~	202	190
5.107% due 11/25/2035 ~	1,343	945
5.365% due 01/25/2036 ~	3,819	2,880
5.384% due 08/25/2035 •	1,920	1,705
5.433% due 03/25/2036 ~	9,577	2,323
5.460% due 09/25/2035 ~	329	290
5.584% due 01/25/2035 •	3,390	3,015
5.964% due 05/25/2035 ~	1,210	1,189
6.024% due 01/25/2036 ~	471	446
6.088% due 07/25/2035 ~	706	662
6.806% due 08/25/2036 ~	3,205	297
6.925% due 01/25/2035 ~	176	167

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

AG Trust 6.327% due 07/15/2041 •		38,061	38,183
Alba PLC
4.528% due 12/15/2038 •	GBP	435	588
4.598% due 03/17/2039 •		2,560	3,409
American General Mortgage Loan Trust
0.000% due 09/25/2048 (h)		$113,710	98,613
0.000% due 03/25/2058 (h)		66,537	53,384
American Home Mortgage Assets Trust
4.624% due 05/25/2046 •		4,764	4,181
4.624% due 12/25/2046 •		20,432	17,463
4.644% due 10/25/2046 •		154	78
4.814% due 09/25/2046 •		14,132	13,272
4.814% due 06/25/2047 •		1,204	1,132
5.099% due 02/25/2047 •		25,651	8,937
5.319% due 11/25/2046 •		143,333	34,795
6.750% due 06/25/2037		8,865	7,950
American Home Mortgage Investment Trust
4.714% due 03/25/2046 •		6,061	5,476
4.754% due 06/25/2046 •		11,161	1,955
4.794% due 12/25/2046 •		4,787	4,026
4.814% due 12/25/2046 •		1,684	1,618
4.834% due 03/25/2046 •		6,564	5,832
4.939% due 10/25/2034 •		598	592
5.034% due 11/25/2045 •		138	95
5.908% due 09/25/2035		18,313	10,062
6.000% due 06/25/2035		14,163	9,835
6.326% due 09/25/2035 •		27,387	10,336
6.460% due 12/25/2035 •		258	86
6.460% due 11/25/2045 •		17,964	6,699
Angel Oak Mortgage Trust
2.387% due 07/25/2066 ~		3,345	2,471
4.800% due 11/25/2067 þ		29,555	29,384
5.338% due 05/27/2069 þ		18,415	18,382
5.985% due 01/25/2069 þ		4,367	4,390
6.197% due 01/25/2069 þ		32,473	32,760
6.500% due 12/25/2067 þ		12,360	12,455
AOA Mortgage Trust 5.301% due 10/15/2038 •		7,275	7,137
Atlas Funding PLC 5.374% due 01/20/2061 •	GBP	4,911	6,776
ATLX Trust
3.850% due 04/25/2063 þ		$14,265	13,707
3.850% due 04/25/2064 þ		3,257	3,149
Avon Finance
5.139% due 12/28/2049 •	GBP	68,996	94,865
5.989% due 12/28/2049 •		15,118	20,855
6.739% due 12/28/2049 •		14,835	20,563
7.239% due 12/28/2049 •		8,841	12,207
Avon Finance PLC
0.000% due 11/28/2050 (b)(h)		16,523	18,480
0.000% due 11/28/2050 (a)		9,500	7
5.338% due 11/28/2050 •		334,283	460,615
5.988% due 11/28/2050 •		31,368	43,264
6.738% due 11/28/2050 •		18,535	25,613
7.238% due 11/28/2050 •		10,550	14,578
7.738% due 11/28/2050 •		11,976	16,452
8.238% due 11/28/2050 •		14,240	19,446
BAMLL Commercial Mortgage Securities Trust
0.952% due 07/07/2043 ~(a)		$1,191	13
2.847% due 04/20/2042		160,580	127,140
3.109% due 04/25/2050 «		130,743	125,854
3.109% due 08/25/2052 «		45,364	39,585
4.176% due 05/25/2056 ~		1,380,848	1,317,099
4.325% due 08/15/2046 ~		5,000	4,492
4.441% due 11/15/2046		415,383	409,791
4.441% due 08/15/2053		160,044	139,813
5.476% due 09/15/2038 •		200	191
Banc of America Alternative Loan Trust
4.834% due 06/25/2046 •		1,369	1,111
5.500% due 10/25/2033		1,835	1,849
5.500% due 12/25/2035		43	39
6.000% due 07/25/2034		7,199	7,206
6.000% due 03/25/2036		1,076	995
6.000% due 06/25/2046		86	75
6.000% due 07/25/2046		187	158
Banc of America Funding Corp. 4.460% due 09/25/2048 ~		9,855	9,279
Banc of America Funding Trust
2.786% due 12/20/2034 ~		98	72
2.997% due 03/20/2036 ~		369	297
3.620% due 04/20/2036 ~		266	217
3.654% due 05/26/2037 ~		28,556	21,875
4.419% due 09/20/2035 ~		5	5
4.474% due 03/20/2036 ~		26	23
4.504% due 11/20/2035 ~		1,379	1,158

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.524% due 06/20/2047 ~	982	874
4.564% due 10/25/2036 •	3,626	3,099
4.621% due 10/20/2046 ~	235	199
4.646% due 05/26/2037 •	3,019	2,671
4.690% due 05/20/2036 ~	1,232	1,090
4.705% due 04/20/2035 ~	68	62
4.734% due 03/25/2037 •	2,142	1,565
4.752% due 02/20/2047 •	2,166	2,015
4.784% due 09/20/2035 ~	92	79
4.785% due 11/20/2035 ~	1,198	1,036
4.786% due 11/20/2035 ~	2,605	2,211
4.804% due 06/25/2037 •	1,199	914
4.812% due 07/20/2036 •	4,952	4,932
4.812% due 10/20/2036 •	2,610	2,014
4.834% due 08/25/2036 •	1,014	838
4.846% due 05/20/2036 ~	57	50
4.846% due 09/20/2046 ~	516	466
4.852% due 06/20/2047 •	7,478	6,127
4.882% due 05/20/2035 •	3,968	3,874
4.934% due 07/25/2036 •	15	11
4.992% due 05/20/2036 •	64,724	15,709
4.994% due 07/25/2037 •	10,218	9,780
5.014% due 07/25/2037 •	6,695	6,417
5.052% due 09/20/2035 •	2,295	1,741
5.064% due 03/20/2036 ~	228	203
5.078% due 01/20/2047 ~	49	43
5.234% due 05/25/2037 •	843	723
5.427% due 05/20/2034 ~	301	277
5.482% due 04/20/2035 •	7,895	7,047
5.490% due 05/25/2035 ~	7	6
5.500% due 09/25/2034	10	10
5.500% due 12/20/2034	112	114
5.500% due 04/25/2035	65	66
5.500% due 03/25/2036	32	29
5.613% due 05/20/2035 ~	1,401	1,242
5.750% due 01/25/2037	2,044	1,740
5.829% due 06/20/2035 •	344	268
5.918% due 11/20/2035 ~	1,525	1,326
6.000% due 05/20/2033	13	13
6.000% due 02/25/2034	332	321
6.000% due 09/25/2036	2,272	1,958
6.000% due 08/25/2037	2,471	2,033
6.000% due 10/26/2037 ~	4,134	3,822
6.316% due 12/20/2036 ~	694	688
6.388% due 04/25/2037	181	157
6.474% due 07/20/2036 ~	992	1,010
7.740% due 10/20/2035 ~	548	529
Banc of America Mortgage Trust
2.622% due 07/25/2035 ~	529	400
3.194% due 08/25/2035 ~	598	552
3.198% due 12/25/2032 ~	131	110
3.496% due 06/25/2035 ~	314	224
4.005% due 02/25/2035 ~	274	235
4.843% due 01/25/2036 ~	457	399
4.858% due 10/25/2035 ~	1,859	1,757
5.056% due 02/25/2036 ~	1,777	1,645
5.118% due 02/25/2035 ~	63	61
5.175% due 05/25/2035 ~	672	566
5.329% due 11/20/2046 ~	10	9
5.340% due 12/25/2035 ~	1,190	1,096
5.403% due 05/25/2035 ~	1,481	1,326
5.442% due 06/25/2035 ~	56	52
5.500% due 03/25/2035	1,482	1,356
5.500% due 09/25/2035	1,175	1,039
5.545% due 11/25/2035 ~	958	850
5.625% due 09/25/2035 ~	187	165
5.678% due 01/25/2036 ~	1,043	943
5.735% due 03/25/2033 ~	60	58
5.830% due 08/25/2035 ~	1,024	979
5.855% due 07/25/2034 ~	163	157
5.900% due 04/25/2035 ~	76	76
6.000% due 09/25/2037	74	61
6.000% due 07/25/2046 •	1,671	1,455
6.019% due 01/25/2035 ~	3,846	3,766
6.102% due 09/25/2035 ~	1,380	1,211
6.107% due 07/25/2035 ~	273	262
6.107% due 07/25/2035 ~	159	152
6.126% due 12/25/2033 ~	18	18
6.480% due 05/25/2034 ~	210	204
6.636% due 01/25/2034 ~	387	387
6.870% due 06/25/2034 ~	70	69
6.939% due 02/25/2035 ~	84	82
6.996% due 04/25/2033 ~	136	130
6.997% due 12/25/2033 ~	153	153
7.491% due 09/25/2033 ~	684	654
7.496% due 11/25/2035 ~	59	55

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

7.498% due 11/25/2033 ~		54	52
BANK 0.451% due 02/15/2061 ~(a)		215,517	1,821
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~		14	14
Barclays Mortgage Loan Trust
0.000% due 07/25/2053 ~		178,698	181,252
0.000% due 03/25/2064 ~		4	4
8.197% due 03/25/2064 ~		161,941	167,128
Barrow Funding PLC
0.000% due 11/16/2062 (h)	GBP	34,588	34,918
5.237% due 11/16/2062 •		443,779	609,520
6.137% due 11/16/2062 •		42,391	58,887
6.637% due 11/16/2062 •		21,161	29,336
7.437% due 11/16/2062 •		14,131	19,633
8.737% due 11/16/2062 •		7,101	9,877
10.237% due 11/16/2062 •		7,030	9,775
Bayview Commercial Asset Trust 4.854% due 01/25/2037 •		$25	24
BBCCRE Trust 3.966% due 08/10/2033		5,500	5,085
BCAP LLC Trust
1.106% due 11/26/2036 •		4,896	1,479
4.021% due 06/26/2037 ~		4,915	4,387
4.024% due 06/26/2037 ~		742	651
4.049% due 06/25/2047 ~		1,173	982
4.203% due 11/27/2047 ~		20,906	16,385
4.250% due 05/26/2047 ~		3,229	2,686
4.336% due 07/26/2036 ~		8,491	3,636
4.402% due 04/26/2037 ~		4,477	2,088
4.416% due 10/26/2035 ~		2,462	2,489
4.472% due 12/27/2049		83	30
4.576% due 08/26/2036 ~		8,840	7,957
4.622% due 02/26/2036 ~		1,114	1,053
4.646% due 05/27/2037 ~		4,409	4,000
4.774% due 01/25/2037 •		249	229
4.777% due 12/20/2035 ~		9,589	4,352
4.794% due 03/25/2037 •		2,318	2,096
4.799% due 03/26/2035 ~		429	414
4.814% due 10/25/2036 •		1,002	1,036
4.839% due 07/26/2036 ~		159	133
4.874% due 05/25/2047 •		2,561	2,326
4.966% due 10/26/2035 ~		1,478	1,046
4.985% due 11/26/2035 ~		119	115
5.079% due 05/26/2037 •		7,125	4,908
5.241% due 05/26/2037 •		2,183	2,108
5.250% due 02/26/2036 ~		666	253
5.250% due 04/26/2037		1,290	722
5.678% due 01/26/2036 ~		795	643
5.750% due 04/25/2037		4,827	2,047
6.000% due 07/26/2036 ~		7,198	3,872
6.000% due 08/26/2037 ~		5,846	5,412
6.249% due 02/26/2036 ~		10	9
6.250% due 12/26/2036 ~		4,483	3,977
6.834% due 10/25/2047 •		3,885	2,907
7.676% due 09/27/2037 •		2,787	2,669
BCAP Ltd. 4.021% due 06/27/2037 ~		4,163	3,676
BCP Trust 5.225% due 06/15/2038 •		2,300	2,075
Bear Stearns Adjustable Rate Mortgage Trust
3.805% due 07/25/2036 ~		1,491	1,290
4.165% due 11/25/2034 ~		641	586
4.203% due 09/25/2034 ~		506	460
4.250% due 05/25/2047 ~		1,832	1,652
4.317% due 06/25/2047 ~		4,369	3,849
4.334% due 08/25/2047 ~		705	623
4.521% due 02/25/2036 ~		251	232
4.568% due 07/25/2034 ~		73	69
4.631% due 04/25/2034 ~		379	352
4.725% due 02/25/2036 ~		4	3
4.728% due 02/25/2047 ~		1,729	1,556
4.735% due 08/25/2047 ~		2,842	2,493
4.767% due 02/25/2047 ~		2,359	2,111
4.772% due 02/25/2034 ~		117	110
4.847% due 03/25/2035 ~		331	305
4.921% due 02/25/2035 ~		389	383
4.923% due 04/25/2034 ~		204	197
4.967% due 07/25/2033 ~		43	40
5.117% due 01/25/2035 ~		256	250
5.166% due 01/25/2035 ~		67	66
5.292% due 08/25/2035 ~		679	591
5.396% due 08/25/2035 ~		137	128
5.531% due 02/25/2036 ~		1,004	920
5.699% due 05/25/2037 ~		2,704	2,250
6.087% due 08/25/2035 ~		680	682

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.291% due 02/25/2036 ~	32	31
6.325% due 10/25/2033 ~	77	71
6.367% due 11/25/2034 ~	9	8
6.373% due 12/25/2046 •	3,937	3,285
6.398% due 12/25/2046 •	1,343	1,179
6.530% due 02/25/2036 •	27	25
6.559% due 08/25/2035 •	3,734	2,429
6.896% due 05/25/2034 ~	10	9
6.971% due 11/25/2034 ~	229	217
7.011% due 01/25/2035 ~	13	13
7.080% due 10/25/2035 •	811	769
7.250% due 07/25/2034 ~	17	16
7.335% due 02/25/2036 ~	921	823
Bear Stearns ALT-A Trust
1.625% due 01/25/2034 ~	35	28
3.168% due 04/25/2035 ~	248	202
3.250% due 02/25/2034 ~	31	29
3.959% due 04/25/2035 ~	279	255
4.053% due 03/25/2036 ~	5,036	4,104
4.180% due 08/25/2036 ~	11,395	7,665
4.186% due 05/25/2036 ~	8,750	6,245
4.192% due 08/25/2036 ~	2,652	1,214
4.243% due 11/25/2035 ~	4,916	2,656
4.269% due 05/25/2036 ~	8,280	3,706
4.308% due 04/25/2035 ~	207	203
4.328% due 09/25/2047 ~	17,773	8,635
4.333% due 11/25/2036 ~	1,981	904
4.545% due 02/25/2036 ~	989	710
4.608% due 11/25/2036 ~	4,129	2,382
4.624% due 09/25/2035 ~	839	346
4.714% due 05/25/2036 ~	5,557	2,658
4.754% due 02/25/2034 •	31	29
4.754% due 08/25/2036 •	8,185	7,221
4.754% due 11/25/2036 •	3,851	3,318
4.754% due 06/25/2046 •	6,021	5,436
4.774% due 12/25/2046 •	2,172	1,923
4.810% due 07/25/2035 ~	7,152	4,842
4.816% due 01/25/2047 ~	1,525	738
4.823% due 06/25/2034 ~	242	231
4.849% due 02/25/2036 ~	5,709	4,836
4.874% due 04/25/2036 •	2,694	2,395
4.905% due 09/25/2035 ~	3,198	1,836
4.907% due 11/25/2035 ~	6,784	5,227
4.914% due 02/25/2036 •	1,239	1,184
4.971% due 05/25/2035 ~	177	173
5.074% due 04/25/2034 •	43	42
5.084% due 02/25/2034 ~	33	31
5.109% due 04/25/2035 •	350	478
5.122% due 01/25/2035 ~	227	205
5.156% due 09/25/2035 ~	3,750	1,731
5.167% due 05/25/2035 ~	527	509
5.174% due 01/25/2036 ~	2,127	2,018
5.197% due 07/25/2035 ~	15,681	9,894
5.207% due 01/25/2036 ~	8,813	8,352
5.220% due 05/25/2036 ~	10	6
5.289% due 06/25/2034 •	927	976
5.326% due 10/25/2035 ~	9,152	7,625
5.364% due 11/25/2034 •	4,336	3,704
5.371% due 02/25/2036 ~	525	493
5.378% due 01/25/2035 ~	43	41
5.409% due 07/25/2035 •	1,641	1,615
5.447% due 01/25/2034 ~	86	84
5.467% due 04/25/2035 ~	74	70
5.467% due 05/25/2035 ~	91	88
5.559% due 01/25/2035 •	4,073	3,873
5.910% due 08/25/2034 ~	447	436
5.964% due 09/25/2035 ~	3,599	2,844
6.084% due 09/25/2034 •	6,063	5,974
6.159% due 07/25/2034 •	2,336	2,597
6.454% due 09/25/2034 ~	20	20
6.528% due 12/25/2033 ~	162	159
6.625% due 09/25/2034 ~	70	68
Bear Stearns Asset-Backed Securities Trust 5.034% due 12/25/2035 •	2,637	1,255
Bear Stearns Mortgage Funding Trust
4.594% due 12/25/2046 •	2,518	2,255
4.644% due 06/25/2037 •	33,930	32,584
4.774% due 03/25/2037 •	32,914	31,374
4.794% due 06/25/2037 •	6,469	6,075
4.834% due 11/25/2036 •	12,193	11,165
4.834% due 02/25/2037 •	7,344	6,893
4.834% due 09/25/2046 •	13,458	11,698
4.854% due 12/25/2036 •	3,670	3,590
4.874% due 08/25/2036 •	6,966	6,550
Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~	89	71

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.062% due 01/26/2036 ~		3,538	2,519
7.000% due 07/25/2037 ~		29,892	9,946
BellaVista Mortgage Trust
4.932% due 05/20/2045 •		91	59
5.036% due 01/22/2045 •		371	348
Benchmark Mortgage Trust
0.668% due 07/15/2053 ~(a)		68,256	1,654
1.527% due 12/17/2053 ~(a)		208,669	11,999
1.923% due 07/15/2053 ~(a)		94,876	4,699
BIG Commercial Mortgage Trust 5.654% due 02/15/2039 •		3,133	3,127
BINOM Securitization Trust 4.441% due 08/25/2057 ~		87,707	85,067
Bletchley Park Funding PLC 5.094% due 07/27/2070 •	GBP	15,639	21,564
BSREP Commercial Mortgage Trust 5.376% due 08/15/2038 •		$5,581	5,312
BWAY Mortgage Trust 5.676% due 09/15/2036 •		3,000	2,896
BX Commercial Mortgage Trust 5.325% due 02/15/2039 •		18,563	18,563
BX Trust
5.061% due 04/15/2039 •		13,467	13,455
5.226% due 02/15/2036 •		12,386	12,387
5.803% due 04/15/2037 •		2,764	2,768
BXP Trust 3.379% due 06/13/2039		28,700	27,777
CALI Mortgage Trust 3.957% due 03/10/2039		9,000	8,508
Canada Square Funding PLC 5.189% (SONIA3M IR + 0.950%) due 06/17/2058 ~	GBP	1,143	1,572
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~		$41,547	40,682
4.000% due 10/25/2054 ~		61,324	60,028
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates 5.639% due 07/25/2033 •		34	33
CFCRE Commercial Mortgage Trust 1.202% due 11/10/2049 ~(a)		141,406	1,240
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		76,513	68,932
3.250% due 09/25/2063 ~		75,572	67,763
3.250% due 03/25/2064 ~		46,807	41,694
3.250% due 08/25/2064 ~		35,316	31,342
3.250% due 09/25/2064 ~		45,198	40,277
3.375% due 12/25/2064 ~		13,862	12,417
3.500% due 06/25/2062 ~		37,160	34,187
5.555% due 09/25/2055 •		51,179	51,228
Chase Mortgage Finance Trust
4.266% due 03/25/2037 ~		2,528	2,361
4.639% due 01/25/2036 ~		221	202
4.745% due 12/25/2035 ~		32	29
4.834% due 05/25/2036 •		8	2
4.897% due 09/25/2036 ~		7	5
5.103% due 12/25/2037 ~		237	205
5.500% due 11/25/2035		560	400
6.000% due 10/25/2036		448	164
6.000% due 11/25/2036		2,031	805
6.000% due 12/25/2036		1,004	404
6.000% due 02/25/2037		1,503	577
6.000% due 03/25/2037		696	375
6.000% due 05/25/2037		11,278	4,805
6.000% due 06/25/2037		4,749	1,886
6.000% due 07/25/2037		692	301
6.250% due 10/25/2036		4,087	1,487
6.459% due 06/25/2035 ~		17	17
6.606% due 06/25/2035 ~		1	1
6.914% due 02/25/2037 ~		10	11
ChaseFlex Trust
4.221% due 09/25/2036 ~		3,045	2,779
4.994% due 05/25/2037 •		9,065	8,725
5.034% due 07/25/2037 •		8,178	7,227
6.300% due 06/25/2036 ~		8,387	7,443
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.145% due 08/25/2037 •		5,389	4,517
4.283% due 08/25/2037		3,615	3,067
5.114% due 08/25/2037 •		3,672	3,462
Chester A PLC
0.000% due 03/17/2046 (h)	GBP	116,570	156,138
1.000% due 05/20/2046		9	45,394
5.639% due 03/17/2046 •		162,408	223,440
6.489% due 03/17/2046 •		125,536	172,773
7.389% due 03/17/2046 •		116,569	160,562
8.239% due 03/17/2046 •		71,735	98,871
8.739% due 03/17/2046 •		35,868	49,409
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.584% due 01/25/2036 •		$1,381	1,316

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.614% due 05/25/2036 •	77	73
4.614% due 08/25/2047 •	2,958	2,598
4.664% due 05/25/2036 •	149	142
4.714% due 01/25/2035 •	60	59
4.734% due 08/25/2035 •	175	170
CIM Trust
3.250% due 10/25/2058 ~	60,096	54,718
4.750% due 06/25/2064 ~	23,209	23,035
5.000% due 05/25/2062 ~	18,052	18,098
5.000% due 02/25/2099 þ	22,006	21,773
6.639% due 12/25/2067 þ	21,663	21,824
Citicorp Mortgage Securities Trust
5.750% due 06/25/2036	75	68
6.000% due 08/25/2036	2,024	1,870
Citicorp Mortgage Securities, Inc. 4.884% due 02/25/2035 •	254	237
Citigroup Commercial Mortgage Trust
1.511% due 10/10/2049 ~(a)	264,695	2,430
3.349% due 02/10/2049	40,000	39,777
Citigroup Mortgage Loan Trust
0.000% due 09/25/2037 ~	818	77
0.000% due 03/25/2052 ~	369,326	314,745
0.000% due 01/01/2054 ~	248,315	257,571
0.000% due 10/25/2054 ~	77,340	81,226
0.000% due 09/25/2060 ~	109,418	81,171
0.000% due 09/25/2060 ~(a)	652,873	23,142
0.000% due 10/25/2060 ~	60,298	35,912
0.000% due 10/25/2060 ~(a)	836,613	35,636
0.000% due 05/01/2061 ~	37,169	20,689
0.000% due 05/01/2061 ~(a)	917,617	30,506
0.000% due 08/01/2061 ~	22,807	16,250
0.000% due 08/01/2061 ~(a)	992,627	85,336
0.000% due 12/25/2061 ~	380,735	305,421
0.000% due 02/01/2062 ~	707,974	573,359
0.000% due 03/01/2062 ~	743,144	616,436
0.000% due 07/25/2062 ~	1,087,537	877,501
0.000% due 10/25/2062 ~	390,147	348,234
0.000% due 02/25/2063 ~	937,427	764,215
0.000% due 10/25/2063 ~	329,408	244,896
0.000% due 09/25/2064 ~	513,590	437,286
0.000% due 03/01/2065 ~	27,798	14,261
0.000% due 03/01/2065 ~(a)	1,730,243	48,611
0.000% due 09/25/2068 ~	429,347	346,913
0.000% due 03/01/2070 ~	19,069	14,866
0.000% due 03/01/2070 ~(a)	239,023	15,427
0.000% due 09/25/2076 ~	256,691	210,760
0.000% due 01/25/2082 (a)	299	292
0.110% due 10/25/2060 ~(a)	737,401	3,320
0.150% due 09/25/2060 ~(a)	590,718	2,134
0.150% due 05/01/2061 ~(a)	821,504	5,210
0.150% due 03/01/2070 ~(a)	221,654	838
0.151% due 03/01/2065 ~(a)	1,316,123	7,965
0.170% due 08/01/2061 ~(a)	900,401	2,062
1.500% due 10/25/2060 ~	449,255	411,127
1.500% due 03/01/2065 ~	1,166,753	1,026,632
1.500% due 03/01/2070 ~	102,114	96,357
2.000% due 08/01/2061 ~	634,006	587,307
2.097% due 09/25/2060 ~	427,622	390,382
2.125% due 05/01/2061 ~	611,894	553,006
2.250% due 03/01/2065 ~	135,165	102,477
2.500% due 10/25/2060 ~	69,657	59,249
2.500% due 05/01/2061 ~	68,073	53,302
2.625% due 08/01/2061 ~	84,146	71,511
2.750% due 03/01/2065 ~	101,375	76,595
2.750% due 03/01/2070 ~	23,221	21,214
2.795% due 10/25/2035 ~	1,395	627
2.875% due 05/01/2061 ~	55,309	42,077
2.875% due 08/01/2061 ~	58,828	48,751
3.000% due 10/25/2060 ~	68,367	57,613
3.000% due 03/01/2065 ~	80,097	60,246
3.000% due 03/01/2070 ~	26,154	23,770
3.125% due 05/01/2061 ~	44,369	33,052
3.237% due 03/01/2065 ~	103,877	72,800
3.250% due 08/01/2061 ~	48,403	39,684
3.397% due 08/01/2061 ~	28,297	24,054
3.500% due 10/25/2060 ~	52,242	44,417
3.500% due 05/01/2061 ~	30,998	23,123
3.500% due 03/01/2070 ~	20,531	18,659
3.750% due 08/01/2061 ~	35,744	30,179
3.762% due 05/01/2061 ~	23,096	16,586
3.850% due 10/25/2060 ~	66,433	54,415
4.000% due 01/25/2066 ~	7,535	6,634
4.007% due 09/25/2060 ~	66,282	56,822
4.118% due 10/25/2046 ~	1,080	956
4.129% due 03/25/2037 ~	5,531	4,082
4.145% due 01/25/2082 ~	210,782	183,885

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.400% due 09/25/2037 ~	216	215
4.413% due 09/25/2064 ~	82,876	70,359
4.503% due 03/01/2070 ~	21,753	20,373
4.504% due 01/25/2037 •	120	107
4.564% due 06/25/2036 •	327	316
4.719% due 08/25/2036 •	27,971	11,414
4.753% due 06/25/2036 ~	392	379
4.754% due 09/25/2036 •	1,672	1,581
4.764% due 12/25/2034 •	45	43
4.770% due 03/25/2037 ~	796	698
4.783% due 09/25/2037 ~	3,574	3,227
4.784% due 11/25/2036 •	2,404	1,899
4.836% due 12/25/2035 ~	4,363	3,913
4.859% due 05/20/2047 •	6,063	5,402
4.934% due 09/25/2036 •	259	245
5.084% due 11/25/2036 ~	1,154	996
5.142% due 03/25/2035 ~	6,502	6,334
5.155% due 11/25/2036 ~	2,877	1,902
5.189% due 08/25/2035 •	1,789	1,765
5.250% due 03/25/2037	1,628	1,222
5.384% due 09/25/2037 •	1,472	1,307
5.452% due 03/25/2036 •	854	819
5.461% due 03/25/2036 ~	511	502
5.476% due 03/25/2037 ~	448	416
5.500% due 11/25/2035	727	737
5.638% due 07/25/2036 ~	58	67
5.655% due 10/25/2035 ~	13	10
5.694% due 06/25/2036 ~	1,488	1,413
5.750% due 04/25/2047	3,656	1,957
5.988% due 08/25/2035 ~	125	119
6.000% due 05/25/2037	2,107	1,738
6.000% due 08/25/2037 ~	10,952	4,701
6.105% due 11/25/2036 ~	2,298	2,062
6.250% due 11/25/2037 ~	1,952	784
6.300% due 03/25/2036 •	87	87
6.373% due 08/25/2035 ~	10	10
6.490% due 05/25/2035 •	9	9
6.500% due 10/25/2036 ~	5,388	2,778
6.756% due 03/25/2034 ~	151	140
Citigroup Mortgage Loan Trust, Inc.
0.000% due 02/25/2065 ~	384,157	335,604
3.587% due 05/25/2047 ~	13,873	10,725
4.251% due 12/25/2035 ~	179	110
5.103% due 04/25/2035 ~	735	701
5.804% due 05/25/2035 ~	418	398
6.000% due 05/25/2035	1,353	1,378
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.063% due 09/25/2035 ~	209	140
CitiMortgage Alternative Loan Trust
1.016% due 02/25/2037 •(a)	1,289	96
4.984% due 01/25/2037 •	6,635	5,476
5.750% due 12/25/2036	209	185
5.750% due 03/25/2037	346	302
5.750% due 04/25/2037	2,819	2,488
6.000% due 07/25/2036	194	170
6.000% due 09/25/2036	3,181	2,950
6.000% due 11/25/2036	4,871	4,599
6.000% due 05/25/2037	6,583	6,218
6.000% due 06/25/2037	2,475	2,170
6.000% due 10/25/2037	1,358	1,255
CNL Commercial Mortgage Loan Trust 4.926% due 05/15/2031 •	101	99
Colony Mortgage Capital Ltd.
5.805% due 11/15/2038 •	2,155	2,117
6.352% due 11/15/2038 •	15,102	14,562
COLT Mortgage Loan Trust
4.301% due 03/25/2067 ~	12,368	12,335
5.903% due 12/25/2068	13,461	13,542
6.393% due 06/25/2069 þ	26,968	27,323
6.421% due 05/25/2069	5,942	6,019
COLT Trust 1.665% due 09/25/2061 ~	22,550	20,679
COMM Mortgage Trust
0.000% due 04/10/2047 ~(a)	6,434	0
0.914% due 08/10/2047 ~(a)	26,322	98
1.441% due 10/10/2049 ~(a)	186,623	1,358
2.819% due 01/10/2039	2,200	2,093
3.140% due 10/10/2036	13,000	12,090
3.550% due 02/10/2049	463	463
4.228% due 05/10/2051	1,400	1,369
4.353% due 08/10/2030	19,200	19,175
Countrywide Alternative Loan Resecuritization Trust
3.931% due 08/25/2037 ~	803	356
6.000% due 05/25/2036	50	28
6.000% due 08/25/2037 ~	1,103	511

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Countrywide Alternative Loan Trust
0.516% due 11/25/2035 •(a)	2,468	170
0.666% due 11/25/2035 •(a)	2,170	146
0.816% due 08/25/2036 •(a)	7,343	612
3.179% due 06/25/2037 ~	73	59
3.244% due 06/25/2046 ~	3,311	3,081
3.470% due 05/25/2035 ~	1,752	1,390
4.279% due 08/25/2036 ~	268	252
4.400% due 06/25/2037 ~	1,480	1,411
4.612% due 02/20/2047 •	13,896	11,163
4.622% due 03/20/2047 •	14,206	12,214
4.627% due 12/20/2046 •	27,163	23,749
4.642% due 09/20/2046 •	7,023	6,688
4.642% due 02/20/2047 •	4,519	3,655
4.644% due 04/25/2047 •	10,122	8,859
4.668% due 03/25/2047 •	2,303	1,815
4.674% due 06/25/2036 •	6,564	6,161
4.704% due 04/25/2047 •	9,764	8,452
4.714% due 06/25/2037 •	12,348	11,256
4.724% due 06/25/2047 •	9,354	7,678
4.734% due 06/25/2035 •	2,980	1,909
4.734% due 07/25/2035 •	2,071	1,278
4.734% due 08/25/2035 •	886	559
4.734% due 05/25/2037 •	3,405	1,404
4.754% due 06/25/2036 •	8,824	7,452
4.754% due 11/25/2036 •	6,711	6,640
4.754% due 01/25/2037 •	16,648	14,665
4.754% due 05/25/2037 •	3,405	1,409
4.754% due 07/25/2046 •	3,526	3,418
4.754% due 09/25/2047 •	12,254	11,361
4.764% due 05/25/2037 •	6,393	2,672
4.784% due 06/25/2035 •	2,833	1,959
4.784% due 07/25/2036 •	13,381	5,123
4.784% due 11/25/2036 •	3,946	1,722
4.784% due 03/01/2038 •	4,119	3,033
4.789% due 09/25/2034 •	106	98
4.794% due 11/25/2036 •	1,983	2,577
4.794% due 05/25/2047 •	4,661	4,291
4.804% due 02/25/2037 •	302	88
4.814% due 08/25/2046 •	9,778	8,376
4.814% due 09/25/2046 •	14,346	13,862
4.814% due 10/25/2046 •	1,913	1,782
4.819% due 02/25/2037 ~	435	386
4.832% due 07/20/2046 •	4,041	3,433
4.834% due 03/25/2035 •	1,406	1,328
4.834% due 02/25/2036 •	1,092	931
4.834% due 06/25/2036 •	60	25
4.834% due 12/25/2036 •	325	68
4.834% due 08/25/2037 •	1,950	1,236
4.852% due 03/20/2046 •	3,359	3,099
4.852% due 05/20/2046 •	16,769	14,882
4.854% due 05/25/2035 •	2,615	2,496
4.854% due 07/25/2046 •	10,386	9,390
4.874% due 05/25/2035 •	1,196	1,119
4.874% due 09/25/2047 •	10,804	10,377
4.875% due 12/25/2035 ~	33	32
4.914% due 01/25/2037 •	24,776	21,022
4.918% due 11/25/2035 ~	155	144
4.934% due 04/25/2034 •	512	491
4.934% due 05/25/2035 •	8,204	6,149
4.934% due 12/25/2035 •	24,367	14,893
4.934% due 04/25/2036 •	6,028	2,212
4.954% due 07/25/2035 •	1,250	1,131
4.954% due 08/25/2035 •	4,635	4,448
4.974% due 02/25/2036 •	1,879	1,608
4.974% due 07/25/2036 •	1,493	1,351
4.974% due 08/25/2047 •	42,509	36,945
4.975% due 12/25/2035 ~	58	55
4.984% due 11/25/2035 •	2,468	1,225
4.994% due 08/25/2035 •	3,154	3,014
4.994% due 12/25/2035 •	255	233
4.994% due 02/25/2037 •	8,900	7,529
4.994% due 10/25/2046 •	1,937	1,817
4.994% due 08/25/2047 •	1,570	1,314
5.000% due 08/25/2035	2,332	1,560
5.014% due 02/25/2036 •	5,130	4,659
5.014% due 05/25/2036 •	3,256	2,791
5.034% due 12/25/2035 •	17,139	13,140
5.036% due 03/25/2047 ~	4,963	4,730
5.042% due 10/25/2034 •	3,078	3,063
5.054% due 08/25/2035 •	515	473
5.054% due 11/25/2035 •	3,185	3,005
5.076% due 11/20/2035 •	4,232	3,786
5.094% due 09/25/2035 •	1,200	899
5.094% due 10/25/2035 •	1,236	819
5.096% due 11/20/2035 •	23,476	23,083

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.134% due 09/25/2035 •	7,120	6,503
5.134% due 12/25/2035 •	10,729	9,328
5.184% due 01/25/2036 •	3,261	2,007
5.234% due 08/25/2035 •	992	505
5.234% due 01/25/2036 •	1,240	1,148
5.249% due 11/25/2046 •	556	500
5.339% due 06/25/2046 •	1,771	1,627
5.383% due 08/25/2034 ~	1,469	1,390
5.399% due 12/25/2035 •	6,135	5,353
5.434% due 08/25/2035 •	3,330	1,774
5.500% due 01/25/2035	12,119	12,160
5.500% due 02/25/2035	247	242
5.500% due 03/25/2035	13,792	12,316
5.500% due 05/25/2035	9,380	7,548
5.500% due 06/25/2035	1,891	1,177
5.500% due 07/25/2035	2,255	1,837
5.500% due 08/25/2035	2,625	2,256
5.500% due 09/25/2035	19,813	14,108
5.500% due 10/25/2035	2,076	1,191
5.500% due 11/25/2035	9,527	6,133
5.500% due 12/25/2035	7,541	3,687
5.500% due 01/25/2036	4,247	3,125
5.500% due 02/25/2036	26,636	16,211
5.659% due 12/25/2034 ~	3,563	3,567
5.672% due 09/25/2034 ~	1,052	1,003
5.709% due 07/20/2035 •	1,073	986
5.749% due 08/25/2035 •	1,484	1,278
5.750% due 05/25/2036	249	94
5.750% due 08/25/2036	3,404	1,682
5.750% due 03/25/2037	3,379	1,751
5.750% due 06/25/2037	2,853	1,220
5.750% due 07/25/2037	775	445
5.750% due 04/25/2047	1,933	1,000
5.765% due 11/25/2035	3,272	1,565
5.799% due 08/25/2035 •	93	88
5.894% due 11/25/2035 •	6,177	5,745
5.959% due 08/25/2035 •	2,517	2,325
5.974% due 11/25/2035 •	2,533	2,284
6.000% due 11/25/2034	5,965	6,197
6.000% due 02/25/2035	16,175	12,749
6.000% due 02/25/2036	27,578	15,159
6.000% due 03/25/2036	8,811	3,967
6.000% due 04/25/2036	12,393	5,788
6.000% due 05/25/2036	15,019	7,499
6.000% due 06/25/2036	7,123	3,865
6.000% due 07/25/2036	7,198	3,886
6.000% due 08/25/2036	3,589	2,038
6.000% due 11/25/2036	3,862	1,993
6.000% due 01/25/2037	799	662
6.000% due 02/25/2037	3,279	1,176
6.000% due 03/25/2037	3,561	1,255
6.000% due 04/25/2037	7,488	3,398
6.000% due 05/25/2037	14,089	6,027
6.000% due 06/25/2037	478	213
6.000% due 08/25/2037 •	5,112	2,417
6.000% due 01/25/2047	5,713	2,921
6.044% due 06/25/2035 •	184	174
6.074% due 11/25/2035	1,697	811
6.084% due 08/25/2034 •	2,102	2,081
6.084% due 10/25/2034 •	2,128	2,102
6.250% due 10/25/2036	4,609	2,284
6.250% due 11/25/2036	4,285	2,017
6.250% due 12/25/2036	2,958	1,214
6.250% due 11/25/2046	1,989	884
6.449% due 10/20/2035 •	12,364	8,850
6.469% due 10/20/2035 •	4,038	3,622
6.500% due 05/25/2036	2,517	1,142
6.500% due 06/25/2036	823	378
6.500% due 08/25/2036	2,445	737
6.500% due 09/25/2036	6,779	3,413
6.500% due 12/25/2036	2,384	1,018
6.500% due 08/25/2037	9,608	4,053
6.500% due 09/25/2037	17,747	6,259
6.500% due 11/25/2037	7,750	3,458
7.000% due 08/25/2034	159	165
7.000% due 09/25/2036	24,305	4,808
7.250% due 08/25/2032	29	30
7.500% due 12/25/2034	104	13
Countrywide Home Loan Mortgage Pass-Through Trust
3.297% due 02/25/2035 ~	4,062	3,310
3.375% due 04/20/2036 ~	193	166
3.433% due 03/25/2035 ~	163	127
3.655% due 04/25/2035 ~	361	285
3.884% due 07/19/2033 ~	305	295
3.901% due 02/25/2034 ~	134	128
3.944% due 05/25/2047 ~	1,012	865

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.000% due 04/25/2047 ~	2,145	2,111
4.048% due 05/20/2036 ~	11,779	10,971
4.107% due 09/20/2035 ~	2,966	2,744
4.157% due 09/25/2037 ~	463	419
4.252% due 03/25/2037 ~	92	79
4.300% due 09/20/2036 ~	555	492
4.354% due 05/20/2036 ~	1,657	1,426
4.376% due 02/25/2047 ~	6,398	5,583
4.405% due 05/19/2033 ~	100	93
4.438% due 11/25/2037 ~	9,345	8,457
4.517% due 05/20/2036 ~	1,064	969
4.545% due 06/20/2036 ~	3,629	3,200
4.607% due 11/25/2037 ~	12,801	12,238
4.623% due 04/20/2036 ~	829	751
4.627% due 11/20/2035 ~	397	371
4.688% due 11/25/2037 ~	13,425	12,523
4.699% due 05/20/2036 ~	1,907	1,822
4.704% due 04/25/2035 •	966	918
4.720% due 02/20/2036 ~	2,414	2,126
4.734% due 04/25/2037 •	3,637	1,160
4.735% due 04/25/2037 ~	1,225	1,148
4.766% due 09/25/2034 ~	13	12
4.780% due 10/20/2034 ~	536	489
4.784% due 11/25/2035 •	3,482	1,043
4.784% due 05/25/2037 •	2,561	913
4.784% due 08/25/2037 •	3,745	1,150
4.788% due 08/20/2035 ~	3,154	2,977
4.834% due 10/25/2035 •	1,102	493
4.834% due 04/25/2046 •	238	229
4.860% due 09/25/2047 ~	674	608
4.893% due 11/20/2035 ~	13,122	11,284
4.894% due 05/25/2035 •	175	153
4.914% due 03/25/2036 •	4,711	4,401
4.924% due 11/20/2034 ~	128	122
4.924% due 11/20/2034 ~	1,281	1,224
4.925% due 01/25/2036 ~	1,717	1,632
4.928% due 10/20/2035 ~	654	644
4.934% due 05/25/2036 •	1,872	564
4.964% due 03/20/2036 ~	2,992	2,788
4.974% due 03/25/2035 •	184	172
4.984% due 05/25/2033 •	22	20
5.014% due 04/25/2035 •	2,678	2,553
5.034% due 03/25/2035 •	1,129	654
5.034% due 05/25/2035 •	9,687	8,506
5.038% due 07/25/2034 ~	48	45
5.074% due 03/25/2035 •	9,525	8,553
5.094% due 02/25/2035 •	232	216
5.114% due 02/25/2035 •	527	489
5.117% due 03/25/2035 ~	51	48
5.134% due 03/25/2035 •	1,829	961
5.174% due 02/25/2035 •	4,565	4,243
5.194% due 09/25/2034 •	45	43
5.250% due 12/25/2027	360	213
5.250% due 07/25/2034	108	108
5.261% due 05/20/2034 ~	27	26
5.362% due 05/20/2035 ~	1,291	1,260
5.381% due 09/25/2034 ~	97	96
5.395% due 02/20/2035 ~	81	82
5.482% due 09/20/2035 ~	5,362	5,172
5.500% due 04/25/2035	11	9
5.500% due 05/25/2035	1,575	1,309
5.500% due 08/25/2035	3,482	1,834
5.500% due 09/25/2035	1,836	1,117
5.500% due 10/25/2035	3,704	1,940
5.500% due 11/25/2035	217	112
5.500% due 12/25/2035	32	17
5.500% due 01/25/2036	631	379
5.541% due 11/20/2035 ~	588	485
5.558% due 06/25/2047 ~	2,184	2,149
5.750% due 08/25/2034	126	124
5.750% due 02/25/2036	428	193
5.750% due 02/25/2037	186	78
5.750% due 03/25/2037	1,945	834
5.750% due 05/25/2037	5,414	2,559
5.750% due 07/25/2037	1,772	834
5.758% due 09/20/2034 ~	54	52
5.850% due 05/25/2036	2,125	838
5.852% due 11/20/2034 ~	934	900
6.000% due 12/25/2035	11	6
6.000% due 04/25/2036	1,444	700
6.000% due 02/25/2037	5,663	2,295
6.000% due 03/25/2037	3,422	1,502
6.000% due 04/25/2037	260	119
6.000% due 05/25/2037	2,894	1,253
6.000% due 07/25/2037	6,298	2,587
6.000% due 08/25/2037	5,180	2,232

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.000% due 09/25/2037	1,937	972
6.000% due 10/25/2037	4,397	3,041
6.000% due 01/25/2038	7,988	3,366
6.012% due 10/25/2033 ~	21	20
6.093% due 12/19/2033 ~	4	4
6.248% due 02/20/2036 •	469	434
6.250% due 09/25/2036	2,031	785
6.250% due 10/25/2036	95	43
6.317% due 05/25/2034 ~	41	41
6.491% due 02/25/2034 ~	80	76
6.500% due 11/25/2036	7,587	2,223
6.500% due 05/25/2037	199	93
6.500% due 10/25/2037	14,473	5,440
6.500% due 11/25/2037	3,314	1,057
6.500% due 12/25/2037	20,899	8,298
6.500% due 11/25/2047	12,577	5,995
6.639% due 02/20/2036 •	2,041	1,772
6.662% due 02/20/2036 •	677	589
6.741% due 02/25/2034 ~	1	1
6.902% due 12/25/2033 ~	27	27
6.959% due 06/25/2034 ~	325	332
7.210% due 02/20/2036 •	3,233	2,852
7.503% due 10/20/2034 ~	877	876
Countrywide Home Loan Reperforming REMIC Trust
4.834% due 11/25/2034 •	2,813	2,701
4.834% due 09/25/2035 •	451	371
5.709% due 01/25/2034	12,735	12,028
Credit Suisse Commercial Mortgage Trust 5.493% due 06/15/2034 •	173	167
Credit Suisse First Boston Mortgage Securities Corp.
2.584% due 01/25/2033 ~	378	343
4.029% due 09/25/2032 ~	125	112
5.084% due 09/25/2035 •	2,224	1,477
5.089% due 11/25/2031 •	393	228
5.229% due 11/25/2031 •	175	82
5.250% due 09/25/2035	417	326
5.584% due 11/25/2034 •	2,614	2,327
5.803% due 11/25/2032 ~	144	139
6.000% due 09/25/2033	39	40
6.000% due 01/25/2036	2,539	1,492
6.043% due 06/25/2046 ~	132,287	125,642
6.500% due 01/25/2036	353	78
6.553% due 04/25/2033 ~	252	250
7.000% due 01/25/2036	4,856	803
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
4.784% due 10/25/2035 •	3,038	2,576
5.407% due 01/25/2034 ~	54	52
5.500% due 08/25/2034	182	168
5.500% due 06/25/2035	3,261	2,315
5.500% due 10/25/2035	2,645	1,098
6.000% due 11/25/2035	226	51
7.553% due 10/25/2033 ~	10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 12/25/2054 (h)	22	22
0.000% due 02/25/2056 (h)	180	178
0.000% due 07/25/2057 (h)	220	213
0.000% due 01/25/2058 (h)	159	155
0.000% due 04/25/2058 (a)	10	9
0.000% due 07/25/2058 (h)	501	484
0.000% due 01/27/2059 (h)	324	318
0.000% due 01/27/2059 (a)	652,475	0
0.000% due 04/25/2059 ~(a)	313,658	19
0.000% due 09/25/2059 ~	314	304
0.000% due 10/25/2060 (h)	262	259
0.000% due 02/25/2061 ~(a)	267,856	1,756
0.000% due 05/25/2061 ~	204	202
0.000% due 11/25/2076 (h)	1,134	1,038
0.000% due 11/25/2076 (a)	756,154	0
0.388% due 02/25/2061 ~(a)	231,965	3,347
0.393% due 05/25/2061 ~(a)	400,907	5,767
1.000% due 02/25/2061 ~(a)	111,697	2,072
1.250% due 02/25/2061 ~	111,697	101,482
1.484% due 05/25/2061 ~(a)	452,253	20,260
1.650% due 05/25/2061 ~	273,328	235,937
2.000% due 01/25/2060 ~	16,475	14,884
2.000% due 10/25/2060 ~	21,588	19,539
2.100% due 05/25/2061 ~	40,232	26,452
2.450% due 05/25/2061 ~	33,691	24,160
2.500% due 07/25/2057 ~	297,056	272,582
2.500% due 02/25/2061 ~	27,143	22,860
2.661% due 12/25/2048 ~	211,392	195,364
2.800% due 05/25/2061 ~	28,457	19,553
3.000% due 02/25/2061 ~	20,262	16,817
3.056% due 02/25/2056 ~	973,838	759,093
3.158% due 07/25/2057 ~	330,636	208,683
3.222% due 07/25/2058 ~	2,331,750	1,839,353

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

3.241% due 11/30/2037 ~	4,505	4,118
3.250% due 01/27/2059 ~	287,581	276,377
3.250% due 04/25/2059 ~	129,023	124,176
3.420% due 10/25/2060 ~	1,263,444	1,016,967
3.431% due 11/10/2032	8,800	7,212
3.494% due 10/27/2036 ~	34,900	8,955
3.500% due 04/26/2038 ~	1,146	1,121
3.500% due 11/25/2076 ~	321,327	311,482
3.570% due 01/25/2058 ~	142,114	116,068
3.593% due 04/25/2059 ~	182,996	136,413
3.639% due 05/25/2061 ~	76,541	43,691
3.699% due 02/25/2061 ~	108,000	71,405
3.784% due 02/25/2061 ~	686	680
3.799% due 01/27/2059 ~	356,200	267,356
3.800% due 11/25/2076 ~	430,959	320,675
3.904% due 04/25/2062 ~	26,016	24,772
3.962% due 09/25/2057 ~	21,900	20,704
4.000% due 08/27/2037 ~	7,214	7,007
4.000% due 08/01/2057 ~	15,984	15,136
4.094% due 04/27/2037 ~	8,333	4,105
4.269% due 09/25/2057 ~	501,624	436,639
4.335% due 08/27/2037 ~	7,325	6,449
4.419% due 12/25/2054 ~	141,144	109,831
4.484% due 06/25/2048 ~	547,902	470,385
4.547% due 05/25/2067 ~	15,211	15,166
4.654% due 05/27/2037 •	7,136	6,334
4.699% due 05/27/2053 ~	80,434	71,884
4.719% due 10/27/2036 •	2,015	1,573
4.779% due 07/27/2037 •	920	887
4.784% due 11/25/2036 •	1,287	788
4.821% due 04/25/2058 ~	212,281	196,127
4.851% due 04/26/2047 ~	7,991	4,627
4.859% due 04/27/2036 ~	7,592	6,681
4.859% due 05/27/2036 ~	1,732	1,532
4.889% due 10/27/2036 •	2,435	741
4.919% due 05/27/2037 •	25,368	10,800
4.934% due 07/25/2036 •	13,132	4,709
4.939% due 02/27/2046 •	9,202	2,607
5.000% due 04/25/2037	207	172
5.155% due 11/26/2036 ~	2,523	1,660
5.176% due 09/25/2059 ~	261,125	244,757
5.460% due 08/27/2036 ~	5,077	4,188
5.500% due 03/25/2037	6,115	2,732
5.561% due 04/25/2036 ~	4,761	3,617
5.587% due 04/25/2037 ~	10,916	2,712
5.746% due 04/25/2037 ~	37,941	9,487
5.826% due 07/15/2038 •	28,700	25,901
6.000% due 08/25/2036	3,281	1,465
6.000% due 02/25/2037	1,514	824
6.000% due 04/26/2037 ~	452	448
6.000% due 06/25/2037	2,110	327
6.059% due 02/27/2047 ~	87,603	33,898
6.079% due 04/25/2037	20,706	5,839
6.250% due 06/25/2036	9,748	5,597
6.250% due 08/25/2036	644	233
6.799% due 09/26/2036 ~	396	375
7.000% due 08/26/2036	1,444	374
7.183% due 06/01/2050 ~	519,873	518,261
7.502% due 07/25/2049 ~	513,247	539,789
Cross Mortgage Trust
5.129% due 09/25/2069 ~	9,186	9,160
5.549% due 12/25/2069 ~	17,106	17,195
6.093% due 04/25/2069 þ	25,646	25,843
6.147% due 07/25/2069 þ	23,442	23,669
6.272% due 06/25/2069 þ	34,146	34,543
6.615% due 03/25/2068 þ	19,450	19,596
CRSNT Trust 0.000% due 04/15/2036 ~(a)	175,301	0
CSAB Mortgage-Backed Trust
5.737% due 05/25/2037 ~	13,587	2,989
6.589% due 12/25/2036 þ	15,514	2,271
6.672% due 06/25/2036 þ	206	52
CSMCM Trust
0.000% due 07/25/2049 ~	31,865	25,493
0.000% due 07/25/2057 ~	32,206	24,162
0.000% due 01/27/2059 ~	27,344	22,056
0.000% due 09/25/2059 ~	24,320	20,511
0.000% due 10/27/2060 ~(a)	53,485	41,927
0.000% due 10/27/2060 ~	7,065	5,584
3.139% due 02/25/2061	11,355	8,933
3.500% due 05/25/2061	19,042	15,641
3.550% due 09/25/2048 ~	98,689	70,772
3.657% due 07/25/2049	21,610	24,616
4.342% due 09/25/2057 ~	21,261	17,949
7.030% due 10/25/2058 ~	8,921	7,475

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Cupressus Mortgages Holdco SARL 1.000% due 10/24/2050 «	GBP	2,000	696
DBGS Mortgage Trust
3.843% due 04/10/2037		$2,690	2,539
5.821% due 10/15/2036 •		26,500	26,251
DBJPM Mortgage Trust 1.822% due 09/15/2053 ~(a)		57,646	2,466
DC Commercial Mortgage Trust 6.314% due 09/12/2040		18,400	19,213
Deutsche Alt-A Securities Mortgage Loan Trust
4.584% due 02/25/2047 •		4,322	2,426
4.674% due 08/25/2036 •		2,824	2,569
4.674% due 01/25/2047 •		2,233	2,109
4.694% due 12/25/2036 •		2,936	1,012
4.694% due 08/25/2047 •		25,962	23,991
4.714% due 07/25/2047 •		6,329	5,886
4.734% due 12/25/2036 •		1,742	1,609
4.734% due 03/25/2037 •		17,117	15,990
4.754% due 03/25/2037 •		14,618	6,887
4.814% due 08/25/2036 •		3,258	2,957
4.814% due 10/25/2036 •		13,047	3,608
4.814% due 12/25/2036 •		2,936	935
4.814% due 08/25/2047 •		8,252	7,563
4.834% due 02/25/2047 •		6,675	6,285
4.914% due 01/25/2047 •		1,817	1,588
4.994% due 08/25/2036 •		6,321	5,674
5.094% due 08/25/2037 •		5,674	4,603
5.134% due 06/25/2037 •		32,913	28,329
5.169% due 04/25/2047 •		13,851	12,459
5.934% due 10/25/2047 •		22,654	17,348
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
4.640% due 10/25/2035 ~		155	126
4.784% due 04/25/2035 •		1,395	1,265
5.250% due 09/25/2035 ~		2,421	2,189
5.500% due 11/25/2035 ~		19	34
5.500% due 11/25/2035		1,831	843
5.500% due 12/25/2035		1,183	996
5.784% due 11/25/2035 •		1,126	2,068
Deutsche Alt-B Securities Mortgage Loan Trust
4.734% due 04/25/2037 •		20,824	14,675
5.431% due 02/25/2036 ~		1,496	1,370
5.530% due 02/25/2036 ~		2,572	2,355
5.650% due 10/25/2036 ~		7,647	6,688
5.900% due 10/25/2036 ~		3,277	2,862
6.369% due 10/25/2036		524	458
6.386% due 10/25/2036		83	72
6.420% due 07/25/2036 ~		4,814	4,201
6.600% due 10/25/2036		2,279	1,992
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust 4.678% due 06/25/2036 ~		5,503	5,095
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 6.654% due 06/25/2034 ~		4	4
Dilosk Rmbs No. 10 STS DAC 2.786% due 09/24/2060 •	EUR	12,422	14,629
Domi BV 2.655% due 06/15/2056 •		13,981	16,444
DSLA Mortgage Loan Trust
4.572% due 03/19/2037 •		$20,041	16,512
4.612% due 04/19/2047 •		61	60
4.632% due 10/19/2036 •		18,507	12,302
4.852% due 03/19/2045 •		856	813
4.932% due 02/19/2045 •		590	587
5.092% due 09/19/2045 •		1,216	636
5.212% due 11/19/2044 •		1,516	1,405
5.232% due 11/19/2044 •		29	27
5.252% due 09/19/2044 •		1,867	1,685
5.274% due 07/19/2044 ~		214	203
5.339% due 04/19/2046 •		8,939	7,286
5.527% due 07/19/2044 ~		5	5
Durham Mortgages A PLC
0.000% due 05/28/2054 (h)	GBP	10	3,851
0.000% due 05/28/2054 (b)(h)		50,495	57,981
5.038% due 05/28/2054 •		765,973	1,054,165
5.388% due 05/28/2054 •		51,843	71,108
5.538% due 05/28/2054 •		44,096	60,349
6.138% due 05/28/2054 •		36,945	50,358
7.438% due 05/28/2054 •		25,027	34,053
8.438% due 05/28/2054 •		10,725	14,520
Durham Mortgages B PLC
0.000% due 05/28/2055 (h)		10	35
0.000% due 05/28/2055 (b)(h)		55,498	60,981
5.138% due 05/28/2055 •		653,845	898,120
5.388% due 05/28/2055 •		45,040	61,572
5.538% due 05/28/2055 •		46,041	62,760
5.988% due 05/28/2055 •		33,530	45,509
6.938% due 05/28/2055 •		28,025	37,926

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

7.738% due 05/28/2055 •		27,523	38,118
Dutch Mortgage Finance BV
0.000% due 08/22/2067 ~	EUR	1,830	60,749
2.810% due 08/22/2067 •		932,280	1,100,029
3.110% due 08/22/2067 •		66,160	78,065
3.510% due 08/22/2067 •		46,312	54,772
4.160% due 08/22/2067 •		44,327	52,523
5.560% due 08/22/2067 •		28,448	32,731
6.560% due 08/22/2067 •		5,889	6,941
7.560% due 08/22/2067 •		19,849	22,822
Dutch Mortgage Warehouse Finance BV 0.000% due 07/31/2027 «~		61,488	72,514
Dutch Property Finance BV 3.061% due 04/28/2064 •		4,926	5,824
E-MAC NL BV 4.418% due 07/25/2036 •		163	190
Ellington Financial Mortgage Trust
5.522% due 01/26/2060 þ		$15,899	16,004
5.655% due 02/25/2060 þ		25,165	25,376
5.726% due 01/25/2060 þ		14,926	15,065
5.732% due 02/25/2068 þ		7,706	7,691
EMF-U.K. PLC 5.338% due 03/13/2046 •	GBP	10,139	13,913
Eucalyptus Mortgages Ltd. 1.000% due 10/24/2050 «		114,623	105,433
Eurohome U.K. Mortgages PLC
4.508% due 06/15/2044 •		250	342
4.658% due 06/15/2044 •		5,200	7,028
4.708% due 09/15/2044 •		1,600	2,177
Eurosail PLC 4.808% due 09/10/2044 •		1,133	1,535
Eurosail-U.K. PLC
4.598% due 03/13/2045 •		10,151	13,815
4.758% due 09/13/2045 •		10,645	14,520
5.128% due 09/13/2045 •		17,880	23,921
5.308% due 06/13/2045 •		1,232	1,691
Finance of America Structured Securities Trust
3.500% due 11/25/2074		$146,249	140,707
3.500% due 02/25/2075		161,846	155,234
First Horizon Alternative Mortgage Securities Trust
1.116% due 04/25/2037 •(a)		2,342	193
4.355% due 01/25/2036 ~		2,396	1,182
4.493% due 02/25/2036 ~		48	35
4.706% due 08/25/2035 ~		531	440
4.804% due 02/25/2037 •		155	42
4.805% due 02/25/2036 ~		857	691
5.081% due 09/25/2036 ~		2,009	1,520
5.103% due 04/25/2035 ~		2,713	2,681
5.184% due 04/25/2036 •		1,242	399
5.204% due 09/25/2035 ~		1,556	1,386
5.298% due 08/25/2034 ~		48	48
5.338% due 04/25/2036 ~		568	476
5.365% due 12/25/2035 ~		752	572
5.488% due 08/25/2035 ~		3	2
5.750% due 02/25/2036		2,317	958
5.909% due 02/25/2035 ~		297	282
6.000% due 11/25/2036		917	230
6.023% due 03/25/2035 ~		159	155
6.250% due 11/25/2036		1,768	461
6.250% due 08/25/2037		80	28
First Horizon Mortgage Pass-Through Trust
0.000% due 10/25/2035 ~		37	0
4.892% due 11/25/2037 ~		23	9
5.040% due 01/25/2037 ~		318	160
5.187% due 05/25/2037 ~		1,408	589
5.257% due 10/25/2035 ~		355	327
5.750% due 05/25/2037		131	39
6.344% due 11/25/2037 ~		797	578
6.431% due 08/25/2035 ~		36	26
FLAMENCO PLACEHODER 3MEUR 3.980% due 12/31/2030	EUR	409,500	428,779
Fremont Home Loan Trust 5.259% due 01/25/2034 •		$1,123	1,068
GCAT Trust
3.450% due 10/25/2068 ~		1,000	934
4.250% due 05/25/2067 ~		16,844	16,020
6.007% due 01/25/2059 þ		12,941	12,997
6.085% due 06/25/2059 þ		18,309	18,470
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		4,439	4,243
GMACM Mortgage Loan Trust
3.678% due 11/19/2035 ~		92	80
3.808% due 03/18/2035 ~		2	2
3.846% due 11/19/2035 ~		43	37
4.068% due 03/18/2035 ~		173	157
7.401% due 03/18/2035 ~		68	68

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

7.500% due 05/25/2035 ~		310	291
Grace Trust 0.390% due 12/10/2040 ~(a)		174,400	2,467
Great Hall Mortgages PLC 4.658% due 06/18/2039 •	GBP	24,031	32,645
GreenPoint Mortgage Funding Trust
4.794% due 01/25/2037 •		$5,404	4,947
4.834% due 03/25/2047 •		8,325	7,752
4.854% due 04/25/2036 •		7,446	6,610
4.874% due 10/25/2046 •		8,189	7,847
4.954% due 10/25/2045 •		153	149
4.974% due 11/25/2045 •		25	24
5.054% due 10/25/2045 •		1,622	1,541
5.074% due 09/25/2046 •		4,467	3,558
GreenPoint MTA Trust
4.894% due 06/25/2045 •		1,173	929
4.914% due 08/25/2045 •		124	105
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	10,574	12,114
Grosvenor Square RMBS PLC
0.000% due 03/14/2053 (h)	GBP	1	22,606
5.439% due 03/14/2053 •		123,095	169,466
6.239% due 03/14/2053 •		64,660	89,087
7.239% due 03/14/2053 •		30,790	42,437
8.239% due 03/14/2053 •		24,633	33,896
9.739% due 03/14/2053 •		15,395	21,194
11.239% due 03/14/2053 •		9,237	12,690
12.239% due 03/14/2053 •		17,503	24,393
GS Mortgage Securities Corp. Pass-Through Trust
7.500% due 10/25/2036 ~		$1,004	113
12.941% due 09/25/2036 ~		708	199
GS Mortgage Securities Corp. Resecuritization Trust
3.845% due 04/26/2037 •		43,199	23,383
4.574% due 10/26/2036 •		21,459	20,086
4.574% due 02/26/2037 •		18,247	17,147
4.799% due 11/26/2036 •		12,368	6,692
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		40,306	35,215
5.380% due 12/15/2036 •		17,000	16,923
5.559% due 07/15/2035 •		6,688	4,486
5.680% due 12/15/2036 •		2,771	2,766
GS Mortgage Securities Trust
0.086% due 08/10/2044 ~(a)		1,113	1
0.533% due 08/10/2043 ~(a)		16,231	0
0.681% due 11/10/2049 ~(a)		106,304	455
GS Mortgage-Backed Securities Corp. Trust 2.000% due 12/25/2060 ~		12,600	10,919
GS Mortgage-Backed Securities Trust
0.000% due 06/25/2061 ~		254	242
0.000% due 06/25/2061 ~(a)		577,969	24,676
0.000% due 01/25/2062 ~(a)		605	591
0.000% due 02/27/2062 (h)		563	456
0.000% due 02/25/2063 (h)		1,291	1,222
0.000% due 07/25/2063 (h)		368	359
0.000% due 01/25/2064 (b)(h)		72	70
0.000% due 03/25/2064 (b)(h)		1	1
0.000% due 03/25/2064 (h)		509	503
0.000% due 07/25/2064 (b)(h)		178	175
0.000% due 06/25/2065 (b)(h)		2,351	2,250
0.000% due 12/27/2067 ~(a)		2,903	2,531
0.000% due 08/25/2071 ~		922	760
0.660% due 03/25/2052 ~(a)		238,396	9,340
1.625% due 06/25/2061 ~		156,297	145,592
2.250% due 06/25/2061 ~		24,938	21,592
2.500% due 03/25/2052 ~		238,396	194,838
2.500% due 06/25/2061 ~		24,253	20,259
2.750% due 06/25/2061 ~		19,676	16,201
3.032% due 03/25/2052 ~		3,749	1,538
3.043% due 02/25/2063 ~		332,457	282,368
3.160% due 03/25/2052 ~		18,889	16,140
3.297% due 08/25/2071 ~		98,402	93,044
3.332% due 01/25/2064 ~		121,823	102,323
3.339% due 02/27/2062 ~		331,364	289,104
3.573% due 07/25/2064 ~		185,713	160,142
3.603% due 06/25/2065 ~		518,574	462,417
3.646% due 03/25/2064 ~		566,377	475,642
3.750% due 07/25/2061 ~		24,541	23,922
3.900% due 09/25/2061		20,921	20,355
3.995% due 07/25/2064 ~		73,038	65,953
4.045% due 06/25/2061 ~		55,798	42,757
4.100% due 07/25/2065		55,300	53,237
4.108% due 01/25/2062 ~		756,370	711,661
4.481% due 07/25/2063 ~		398,725	368,949
4.695% due 12/27/2067 ~		540,704	464,608
5.755% due 04/25/2065 ~		238,584	247,907
6.523% due 06/25/2063 ~		345,232	348,674

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.913% due 03/25/2064 ~	347,763	357,204
GSC Capital Corp. Mortgage Trust 4.834% due 02/25/2036 •	3,210	3,047
GSCG Trust 2.936% due 09/06/2034	12,950	10,359
GSMPS Mortgage Loan Trust
4.784% due 01/25/2035 •	13,203	11,559
4.784% due 03/25/2035 •	2,119	1,989
4.834% due 06/25/2034 •	20,551	18,462
7.056% due 10/20/2032 ~	7,326	6,865
GSR Mortgage Loan Trust
3.800% due 01/25/2035 ~	9	8
3.970% due 08/25/2034 ~	183	170
4.250% due 03/25/2032	38	38
4.299% due 05/25/2035 ~	484	361
4.354% due 05/25/2037 ~	909	483
4.429% due 11/25/2035 ~	8	7
4.432% due 08/25/2034 ~	21	19
4.468% due 05/25/2037 ~	1,251	1,083
4.537% due 04/25/2036 ~	645	393
4.670% due 01/25/2036 ~	3	4
4.673% due 04/25/2035 ~	48	46
4.729% due 01/25/2036 ~	2,315	2,182
4.734% due 01/25/2035 •	34	31
4.734% due 08/25/2035 •	246	239
4.784% due 06/25/2035 •	516	496
4.874% due 08/25/2046 •	43,701	9,210
4.884% due 07/25/2037 •	136	31
4.931% due 03/25/2037 ~	219	193
4.954% due 08/25/2046 •	34,126	7,544
4.985% due 11/25/2035 ~	5	5
4.995% due 05/25/2037 ~	6,394	4,126
5.000% due 07/25/2036	5	0
5.068% due 12/25/2034 ~	741	98
5.080% due 10/25/2035 ~	1,265	644
5.169% due 08/25/2034 ~	97	92
5.232% due 07/25/2035 ~	765	466
5.283% due 04/25/2035 ~	21	20
5.500% due 03/25/2036	729	944
5.500% due 01/25/2037	205	841
5.540% due 11/25/2035 ~	1,062	512
5.750% due 02/25/2036	237	208
5.816% due 09/25/2034 ~	4	4
5.880% due 04/25/2032 •	7	7
5.880% due 05/25/2034 •	44	40
5.957% due 09/25/2035 ~	186	168
5.957% due 09/25/2035 ~	1,261	1,145
6.000% due 11/25/2035	243	81
6.000% due 02/25/2036	344	149
6.000% due 03/25/2036	10,140	3,361
6.000% due 06/25/2036	222	538
6.000% due 07/25/2036	1,551	878
6.000% due 09/25/2036	1,288	523
6.000% due 01/25/2037	37	22
6.250% due 10/25/2036	9,286	8,606
6.305% due 07/25/2035 ~	919	475
6.341% due 10/25/2035 ~	120	115
6.500% due 09/25/2036	1,203	529
6.500% due 10/25/2036	547	190
6.538% due 05/25/2035 ~	383	287
6.654% due 05/25/2035 ~	1,995	1,726
6.916% due 11/25/2035 ~	150	78
6.922% due 01/25/2035 ~	136	129
7.000% due 07/25/2035 ~	145	144
7.323% due 09/25/2034 ~	221	223
HarborView Mortgage Loan Trust
4.012% due 08/19/2036 ~	213	181
4.306% due 06/19/2036 ~	238	97
4.594% due 05/25/2038 •	9,727	7,784
4.636% due 07/21/2036 •	5,488	2,615
4.652% due 07/19/2047 •	7,958	7,720
4.692% due 03/19/2037 •	18,447	17,082
4.732% due 01/25/2047 •	8,477	8,094
4.772% due 12/19/2036 •	1,469	1,336
4.787% due 06/19/2045 •	3,648	1,668
4.801% due 11/19/2036 •	8,821	7,693
4.812% due 09/19/2037 •	15,006	12,931
4.812% due 02/19/2046 •	1,256	1,170
4.824% due 07/19/2035 ~	3,459	2,585
4.832% due 05/19/2037 •	31,423	24,972
4.842% due 12/19/2036 •	39,621	31,104
4.852% due 11/19/2036 •	11,348	10,397
4.854% due 06/19/2036 ~	98	49
4.912% due 01/19/2036 •	80	81
4.912% due 12/19/2036 •	13,722	12,956
4.932% due 01/19/2036 •	341	221

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.972% due 03/19/2035 •		972	987
4.972% due 07/19/2045 •		7,822	7,179
4.992% due 02/19/2036 •		3,628	1,590
4.992% due 10/20/2045 •		5,844	4,043
5.002% due 06/19/2045 •		12,377	6,757
5.012% due 07/19/2045 •		1,239	1,072
5.052% due 11/19/2035 •		347	225
5.052% due 08/19/2045 •		177	168
5.072% due 01/19/2035 •		127	102
5.092% due 09/19/2035 •		856	509
5.132% due 01/19/2035 •		705	677
5.174% due 12/19/2035 ~		1,379	701
5.192% due 01/19/2035 •		133	129
5.212% due 12/19/2034 •		2,001	1,685
5.232% due 11/19/2034 •		83	77
5.232% due 12/19/2034 •		22	18
5.249% due 12/19/2036 •		4,911	4,417
5.252% due 12/19/2034 •		10,064	8,266
5.292% due 11/19/2034 •		10,295	7,064
5.564% due 06/19/2034 •		12	12
5.684% due 11/19/2034 ~		15	14
5.972% due 02/19/2036 •		455	205
6.324% due 08/19/2034 ~		783	769
6.399% due 01/19/2036 •		8,371	3,310
6.399% due 10/20/2045 •		1,899	1,403
6.434% due 10/25/2037 •		10,446	9,674
6.441% due 11/19/2034 ~		187	182
Hilton USA Trust
0.614% due 11/05/2038 ~(a)		118,960	511
2.828% due 11/05/2035		71,800	61,063
HomeBanc Mortgage Trust
4.705% due 04/25/2037 ~		3,175	2,867
4.954% due 01/25/2036 •		1,952	1,891
5.054% due 03/25/2035 •		212	170
5.409% due 12/25/2034 •		140	132
5.559% due 03/25/2035 •		64	44
5.634% due 03/25/2035 •		85	56
Homeward Opportunities Fund Trust 5.082% due 07/25/2067		7,473	7,438
HSI Asset Loan Obligation Trust
3.762% due 09/25/2037 ~		782	667
4.621% due 09/25/2037 ~		10,081	8,401
4.995% due 01/25/2037 ~		2,123	1,628
5.946% due 01/25/2037 ~		693	445
HSI Asset Securitization Corp. Trust
5.394% due 07/25/2035 •		639	616
5.424% due 07/25/2035 •		1,614	1,427
ILPT Commercial Mortgage Trust 6.557% due 10/15/2039 •		27,100	27,112
IM Pastor FTA 2.176% due 03/22/2044 •	EUR	8,314	8,758
Impac CMB Trust
4.714% due 10/25/2035 •		$3,610	3,296
4.954% due 04/25/2035 •		932	916
5.074% due 09/25/2034 •		6	6
5.074% due 03/25/2035 •		3,025	2,920
5.154% due 05/25/2035 •		25	23
5.266% due 09/25/2034 þ		1,556	1,741
5.379% due 10/25/2034 •		28	28
5.379% due 11/25/2034 •		42	42
Impac Secured Assets Trust
4.834% due 05/25/2036 •		7	5
4.914% due 03/25/2037 •		23,620	20,540
4.914% due 09/25/2037 •		7,210	6,220
4.954% due 01/25/2037 •		15,492	13,406
5.134% due 05/25/2036 •		286	264
5.154% due 09/25/2037 •		7,462	6,471
5.194% due 05/25/2037 •		9,846	8,369
5.450% due 03/25/2033 ~		1,033	1,028
6.534% due 05/25/2036 •		254	253
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~		3	3
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037		1,846	729
IndyMac IMSC Mortgage Loan Trust
6.000% due 06/25/2037		10,325	6,457
6.500% due 09/25/2037		90	48
IndyMac INDA Mortgage Loan Trust
3.201% due 11/25/2035 ~		207	157
3.500% due 11/25/2037 ~		5,920	4,898
3.672% due 09/25/2036 ~		2,367	1,805
3.811% due 01/25/2036 ~		1,480	1,154
4.120% due 03/25/2037 ~		706	549
4.732% due 08/25/2037 ~		1,098	1,071
4.822% due 09/25/2037 ~		10,218	5,471
5.506% due 01/25/2036 ~		60	57

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

IndyMac INDX Mortgage Loan Trust
3.055% due 09/25/2035 ~	2,947	1,958
3.157% due 06/25/2037 ~	4,112	2,431
3.203% due 06/25/2037 ~	8,507	6,911
3.332% due 01/25/2036 ~	28	25
3.341% due 05/25/2037 ~	2,969	2,384
3.345% due 06/25/2035 ~	43	34
3.384% due 05/25/2036 ~	12,462	8,342
3.404% due 07/25/2037 ~	16,622	10,884
3.421% due 06/25/2036 ~	180	112
3.446% due 06/25/2036 ~	457	397
3.453% due 08/25/2037 ~	51	36
3.513% due 01/25/2035 ~	294	267
3.524% due 05/25/2037 •	37,115	28,808
3.571% due 06/25/2036 ~	18,688	12,820
3.677% due 02/25/2036 ~	2,126	1,530
3.678% due 10/25/2035 ~	4,643	3,760
3.679% due 05/25/2036 ~	7,524	7,324
3.736% due 08/25/2035 ~	5,357	3,919
3.772% due 05/25/2035 ~	1,290	1,143
3.897% due 07/25/2036 ~	5,545	3,626
3.910% due 12/25/2035 ~	975	535
3.943% due 05/25/2037 ~	14,820	10,003
3.961% due 11/25/2035 ~	1,897	1,799
4.004% due 09/25/2036 ~	56	36
4.089% due 09/25/2035 ~	4,444	3,660
4.157% due 12/25/2035 ~	2,115	1,298
4.365% due 12/25/2035 ~	4,495	3,216
4.445% due 06/25/2036 ~	2,938	2,273
4.500% due 01/25/2037 ~	2,923	2,479
4.514% due 11/25/2035 ~	2,193	1,355
4.546% due 08/25/2035 ~	1,611	1,483
4.552% due 11/25/2035 ~	5,743	4,068
4.597% due 03/25/2035 ~	13	12
4.674% due 07/25/2036 •	4,787	4,679
4.694% due 10/25/2036 •	47	42
4.734% due 06/25/2037 •	7,882	2,787
4.794% due 01/25/2037 •	3,225	2,838
4.807% due 07/25/2035 ~	4,140	2,164
4.814% due 09/25/2046 •	5,689	5,129
4.834% due 10/25/2036 •	1,848	1,665
4.834% due 06/25/2046 •	11,042	9,647
4.834% due 11/25/2046 •	18,561	17,609
4.854% due 04/25/2046 •	5,489	4,978
4.854% due 05/25/2046 •	24,445	22,174
4.874% due 04/25/2046 •	4,454	4,041
4.894% due 04/25/2035 •	1,437	1,343
4.894% due 09/25/2046 •	4,392	4,404
4.914% due 04/25/2035 •	3,857	3,182
4.914% due 07/25/2035 •	997	919
4.914% due 06/25/2037 •	11,484	10,683
4.934% due 02/25/2037 •	29,395	19,562
4.954% due 06/25/2035 •	2,811	2,252
4.954% due 07/25/2035 •	10,683	7,140
4.994% due 03/25/2035 •	163	161
4.994% due 07/25/2035 •	1,438	1,170
5.014% due 11/25/2036 •	5,421	5,113
5.074% due 02/25/2035 •	817	754
5.074% due 07/25/2045 •	2,444	1,943
5.114% due 02/25/2035 •	610	538
5.134% due 01/25/2035 •	1,206	927
5.234% due 08/25/2034 •	46	42
5.234% due 11/25/2034 •	4	4
5.234% due 07/25/2046 •	1,056	937
5.314% due 09/25/2034 •	49	43
5.533% due 04/25/2035 ~	6	6
5.994% due 10/25/2036 •	6,753	3,520
JP Morgan Alternative Loan Trust
4.250% due 05/25/2036 ~	577	321
4.667% due 01/25/2036 ~	1,770	1,120
4.794% due 06/25/2037 •	28,940	14,848
4.834% due 06/25/2037 •	10,503	3,915
5.004% due 11/25/2036 ~	2,977	1,530
5.843% due 05/26/2037 ~	23,505	2,005
6.000% due 03/25/2036	1,519	723
6.000% due 12/27/2036	20,520	10,080
6.460% due 12/25/2036	2,012	2,024
6.500% due 03/25/2036	3,801	1,950
6.500% due 12/25/2036	36,296	31,242
6.810% due 08/25/2036	9,415	9,251
JP Morgan Chase Commercial Mortgage Securities Trust
0.322% due 03/05/2042 ~(a)	158,100	920
0.613% due 10/05/2040 ~(a)	217,800	2,559
1.448% due 08/15/2049 ~(a)	114,106	1,057
1.974% due 01/05/2040	15,870	14,374
2.287% due 03/05/2042	33,500	30,942

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.128% due 07/05/2031		27,783	25,545
5.158% due 04/15/2037 •		58,164	57,546
5.436% due 06/15/2038 •		19,290	18,971
5.691% due 11/15/2038 •		1,350	1,344
5.726% due 03/15/2036 •		5,000	4,591
7.235% due 10/05/2040		70,400	74,948
JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~		137,816	150,167
4.428% due 10/25/2036 ~		174	97
4.438% due 06/25/2036 ~		243	166
4.481% due 01/25/2037 ~		228	178
4.504% due 10/25/2036 ~		571	411
4.523% due 05/25/2036 ~		1,670	1,365
4.533% due 06/25/2036 ~		100	67
4.625% due 07/25/2063 ~		32,111	31,286
4.682% due 06/25/2037 ~		193	153
4.750% due 01/25/2063 ~		11,438	11,187
4.751% due 04/25/2037 ~		3,396	2,796
4.825% due 08/25/2036 ~		4,458	3,597
4.881% due 08/25/2036 ~		1,653	1,292
5.049% due 10/25/2033 ~		9	9
5.071% due 07/25/2035 ~		4	4
5.078% due 11/25/2035 ~		2,858	2,245
5.177% due 06/25/2036 ~		1,501	1,025
5.188% due 08/25/2035 ~		1	1
5.198% due 05/25/2036 ~		606	514
5.250% due 04/25/2036 ~		3,896	3,404
5.250% due 11/25/2063 ~		787	787
5.298% due 06/25/2037 ~		2,170	1,675
5.308% due 02/25/2036 ~		1,260	882
5.343% due 12/26/2037 ~		3,766	2,967
5.383% due 11/25/2035 ~		683	536
5.395% due 02/25/2034 ~		2	2
5.430% due 05/25/2036 ~		413	356
5.461% due 10/25/2035 ~		149	114
5.479% due 07/25/2035 ~		74	70
5.479% due 08/25/2035 ~		515	457
5.500% due 09/25/2035		1,949	1,458
5.500% due 01/25/2036		603	252
5.500% due 08/25/2037		2,022	807
5.555% due 03/25/2055 •		54,504	54,545
5.614% due 04/25/2037 ~		370	278
5.655% due 02/25/2055 •		41,629	41,830
5.677% due 09/25/2035 ~		95	89
5.710% due 11/25/2035 ~		97	79
5.733% due 06/25/2035 ~		495	500
5.741% due 04/25/2036 ~		488	419
5.750% due 03/25/2037		340	121
5.807% due 08/25/2036 ~		344	284
5.816% due 10/25/2037 ~		3,924	3,133
5.823% due 07/25/2035 ~		470	455
5.843% due 04/25/2035 ~		64	62
5.875% due 02/25/2035 ~		4	4
5.929% due 06/25/2035 ~		25	26
5.981% due 10/25/2035 ~		155	152
5.990% due 07/25/2064 ~		14,272	14,369
6.000% due 10/25/2034		1,413	981
6.000% due 07/25/2036		2,145	932
6.000% due 06/25/2037		10,941	3,867
6.000% due 08/25/2037		14,604	6,349
6.030% due 10/25/2035 ~		5	4
6.036% due 04/25/2035 ~		27	26
6.071% due 06/25/2035 ~		30	25
6.373% due 07/25/2035 ~		123	122
6.500% due 09/25/2035		122	75
6.557% due 10/25/2036 ~		592	466
6.710% due 08/25/2035 ~		268	262
6.813% due 07/25/2035 ~		16	15
7.000% due 08/25/2037		765	381
7.473% due 10/25/2055 ~		272,402	280,668
9.000% due 07/01/2055 «		137,200	148,806
JP Morgan Re-REMIC 3.498% due 11/26/2036 •		6,869	6,703
JP Morgan Seasoned Mortgage Trust
3.700% due 01/25/2063 ~		45,800	42,954
4.446% due 01/25/2063 ~		4,529	4,344
JPMDB Commercial Mortgage Securities Trust
0.822% due 12/15/2049 ~(a)		156,682	1,014
7.500% due 07/01/2055 «(c)		245,023	251,004
Jubilee Place BV 2.804% due 09/17/2060 •	EUR	7,898	9,330
Kentmere PLC
0.000% due 01/28/2051 (h)	GBP	23,182	26,982
5.082% due 01/28/2051 •		180,138	248,189
Kinbane DAC
2.739% due 09/25/2062 ~	EUR	32,874	39,259

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

3.188% due 01/24/2063 ~		64,537	76,180
3.289% due 09/25/2062 ~		28,699	34,306
3.789% due 09/25/2062 ~		19,800	23,657
4.289% due 09/25/2062 ~		11,900	13,997
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	6	13,067
2.250% due 02/22/2045		26,742	22,737
5.156% due 02/22/2045 •		100,439	137,448
6.356% due 02/22/2045 •		82,543	110,118
Landmark Mortgage Securities PLC
2.701% due 06/17/2039 •	EUR	692	800
4.558% due 06/17/2039 •	GBP	2,922	3,950
4.711% due 04/17/2044 •		16,506	21,989
Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(h)		$416	409
0.000% due 12/25/2056 ~(a)		705,313	4,763
0.000% due 07/25/2057 (h)		459	447
0.000% due 07/25/2057 ~		201,462	190,472
0.000% due 04/25/2058 ~		326	313
0.000% due 08/26/2058 (h)		714	643
0.000% due 01/28/2070 ~		3,697	2,642
0.125% due 12/26/2057 ~(a)		337,934	1,543
1.326% due 12/26/2057 ~(a)		60,019	547
3.053% due 12/25/2056 ~		705,313	553,211
3.750% due 04/25/2058 ~		93,788	91,962
3.838% due 06/25/2057 ~		94,148	87,582
4.000% due 02/25/2058 ~		104,258	103,489
4.000% due 04/25/2058 ~		106,604	96,690
4.118% due 04/25/2058 ~		51,618	28,395
4.250% due 02/25/2058 ~		132,996	129,944
4.250% due 08/26/2058 ~		356,892	348,200
4.326% due 02/25/2058 ~		132,995	94,281
4.492% due 08/26/2058 ~		178,636	134,861
4.500% due 02/25/2058 ~		132,996	123,169
4.560% due 01/25/2058 ~		149,859	136,261
4.576% due 12/26/2057 ~		273,660	222,135
4.650% due 11/25/2060		13,645	13,653
5.754% due 01/28/2070 ~		369,365	365,657
5.820% due 12/25/2053 ~		1,272,058	1,315,894
Lehman Mortgage Trust
2.266% due 03/25/2037 •(a)		11,884	1,155
4.362% due 12/25/2035 ~		2,881	438
4.741% due 07/25/2037 ~		2,732	1,428
4.754% due 10/25/2036 •		6,457	1,505
4.854% due 12/25/2036 •		5,849	1,184
5.034% due 07/25/2036 •		4,805	1,780
5.094% due 01/25/2036 ~		665	642
5.334% due 12/25/2035 •		550	300
5.500% due 12/25/2035		24	13
5.743% due 04/25/2036 ~		2,761	1,721
5.750% due 12/25/2035		3,159	1,945
6.000% due 01/25/2036		103	86
6.000% due 08/25/2037		1,199	1,130
6.500% due 09/25/2037		4,650	1,836
Lehman XS Trust
4.674% due 08/25/2036 •		2,354	2,511
4.734% due 11/25/2035 •		3	3
4.814% due 12/25/2036 •		2,286	1,786
4.814% due 11/25/2046 •		121	107
4.834% due 08/25/2046 •		6,096	6,202
4.834% due 11/25/2046 •		8,154	7,562
4.834% due 03/25/2047 •		49,944	42,549
4.834% due 07/25/2047 •		6,872	6,691
4.844% due 08/25/2046 •		4,286	3,848
4.854% due 09/25/2046 •		70	69
4.914% due 03/25/2047 •		10,849	9,320
5.034% due 12/25/2035 •		5	4
5.034% due 08/25/2037 •		20,513	19,421
5.534% due 07/25/2047 •		25,833	18,640
5.610% due 07/25/2035		529	475
5.899% due 03/25/2047 •		6,447	5,773
Ludgate Funding PLC
2.488% due 01/01/2061 •	EUR	1,368	1,558
4.519% due 01/01/2061 •	GBP	13,832	18,548
4.547% due 12/01/2060 •		5,253	7,099
4.959% due 01/01/2061 •		3,133	4,262
Lugo Funding DAC 3.049% due 05/26/2066 •	EUR	174,140	205,558
Luminent Mortgage Trust
3.072% due 04/25/2036 ~		$2,767	1,731
4.754% due 11/25/2036 •		1,756	1,557
4.774% due 12/25/2036 •		8,102	7,397
4.834% due 02/25/2046 •		17,234	12,310
4.994% due 05/25/2037 •		2,686	2,611
LUX 7.002% due 08/15/2040 •		36,100	36,401

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Manhattan West Mortgage Trust 0.283% due 09/10/2039 ~(a)		807,900	3,036
Mansard Mortgages PLC 5.008% due 12/15/2049 •	GBP	3,312	4,514
MASTR Adjustable Rate Mortgages Trust
3.191% due 07/25/2035 ~		$595	524
3.420% due 07/25/2035 ~		133	119
3.588% due 09/25/2035 ~		727	438
3.841% due 04/25/2035 ~		1,561	1,421
3.952% due 09/25/2033 ~		256	246
4.085% due 10/25/2034 ~		125	114
4.287% due 12/25/2033 ~		6	6
4.650% due 12/25/2032 ~		265	251
4.914% due 05/25/2037 •		720	283
5.017% due 11/25/2036 ~		36	19
5.062% due 04/25/2034 ~		383	382
5.114% due 05/25/2047 •		5,735	4,682
5.389% due 09/25/2034 ~		23	22
5.534% due 09/25/2037 •		21,335	8,539
6.043% due 11/21/2034 ~		113	109
6.058% due 05/25/2034 ~		237	229
6.176% due 01/25/2036 ~		1,246	1,212
6.266% due 05/25/2034 ~		57	56
6.562% due 09/25/2034 ~		432	389
6.625% due 10/25/2032 ~		29	29
6.625% due 09/25/2033 ~		8	8
6.625% due 12/25/2033 ~		13	13
6.731% due 12/21/2034 ~		37	36
6.782% due 06/25/2035 ~		2	2
6.833% due 04/21/2034 ~		3,854	3,805
7.500% due 07/25/2034 ~		78	75
MASTR Alternative Loan Trust
5.500% due 07/25/2034		616	624
5.500% due 08/25/2034		1,392	1,382
5.500% due 04/25/2035		230	137
5.750% due 11/25/2033		1,497	1,454
7.000% due 06/25/2034		6	6
MASTR Asset Securitization Trust
5.500% due 06/26/2034		7	6
6.000% due 06/25/2036		127	70
6.000% due 06/25/2036 •		1,004	567
6.250% due 01/25/2038		3,834	2,000
MASTR Reperforming Loan Trust
4.214% due 05/25/2036 ~		128	104
4.784% due 05/25/2035 •		1,428	698
4.794% due 07/25/2035 •		15,174	7,331
MASTR Seasoned Securitization Trust
4.500% due 02/25/2033		104	100
5.996% due 10/25/2032 ~		41	41
6.250% due 05/25/2032 ~		128	126
6.500% due 08/25/2032 ~		17	17
7.214% due 10/25/2032 ~		32	31
7.562% due 10/25/2032 ~		8	8
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.126% due 11/15/2031 •		39	38
5.166% due 09/15/2030 •		30	28
Merrill Lynch Alternative Note Asset Trust
4.563% due 06/25/2037 ~		20,433	9,285
4.574% due 01/25/2037 •		50,367	15,189
4.654% due 03/25/2037 •		24,562	5,782
4.734% due 01/25/2037 •		6,380	1,924
4.834% due 03/25/2037 •		17,533	4,576
4.854% due 03/25/2037 •		14,106	2,356
5.034% due 03/25/2037 •		210	49
Merrill Lynch Mortgage Investors Trust
3.186% due 02/25/2034 ~		259	223
3.960% due 09/25/2036 ~		5,470	4,151
4.027% due 09/25/2037 ~		3,050	2,637
4.284% due 05/25/2034 ~		44	39
4.448% due 03/25/2036 ~		1,543	765
4.734% due 09/25/2037 •		5,028	2,776
4.750% due 07/25/2033 ~		54	52
4.894% due 04/25/2029 •		204	189
4.894% due 03/25/2030 •		35	34
4.894% due 09/25/2037 •		9,056	5,057
5.094% due 06/25/2028 •		265	248
5.094% due 11/25/2029 •		411	366
5.114% due 04/25/2028 •		2	2
5.133% due 03/25/2030 •		72	63
5.154% due 04/25/2035 ~		580	521
5.161% due 07/25/2030 •		62	61
5.232% due 09/25/2035 ~		26	21
5.255% due 01/25/2030 •		1	1
5.258% due 06/25/2037 ~		3,635	3,507
5.313% due 10/25/2028 •		6	6
5.333% due 11/25/2029 •		10	9

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.335% due 01/25/2029 •		63	55
5.364% due 05/25/2029 ~		32	29
5.399% due 07/25/2035 ~		281	118
5.519% due 02/25/2035 ~		615	581
5.742% due 02/25/2036 ~		1,035	1,020
5.786% due 07/25/2035 ~		293	262
5.995% due 05/25/2036 ~		663	650
6.018% due 12/25/2035 ~		742	719
6.103% due 12/25/2035 ~		1,715	809
6.152% due 05/25/2036 ~		5	5
6.161% due 10/25/2036 ~		7,100	6,034
6.225% due 02/25/2034 ~		24	23
6.240% due 09/25/2029 ~		20	19
6.247% due 02/25/2033 ~		9	9
6.250% due 10/25/2036		1,566	563
6.265% due 05/25/2036 ~		143	140
6.329% due 01/25/2029 ~		1,120	1,096
6.375% due 01/25/2029 ~		1	1
6.395% due 12/25/2034 ~		48	47
6.446% due 07/25/2033 ~		24	23
6.639% due 09/25/2033 ~		224	216
6.676% due 07/25/2034 ~		341	336
6.841% due 12/25/2034 ~		3	3
Merrill Lynch Mortgage-Backed Securities Trust
4.700% due 06/25/2037 ~		3,320	1,939
6.530% due 08/25/2036 •		2,674	2,289
Merrion Square Residential DAC 2.999% due 03/24/2081 •	EUR	88,905	104,858
MFA Trust
2.855% due 07/25/2060 ~		$5,200	4,308
4.250% due 02/25/2066 ~		3,523	3,378
4.400% due 03/25/2068 þ		55,398	55,050
6.105% due 12/25/2068 þ		15,955	16,046
6.775% due 10/25/2058 þ		18,825	19,037
MKT Mortgage Trust 2.694% due 02/12/2040		16,065	14,212
Morgan Stanley Capital Trust
0.817% due 11/12/2049 ~(a)		41	0
0.980% due 07/15/2053 ~(a)		54,413	2,162
1.906% due 07/15/2053 ~(a)		96,138	6,826
2.509% due 04/05/2042 ~		2,000	1,748
3.340% due 03/15/2049		1,042	1,037
Morgan Stanley Mortgage Loan Trust
2.208% due 06/25/2037 ~		10,682	5,523
3.601% due 07/25/2035 ~		119	106
3.605% due 11/25/2037 ~		860	743
3.824% due 12/25/2037 ~		3,386	2,170
4.047% due 05/25/2036 ~		7,084	3,872
4.427% due 08/25/2034 ~		293	266
4.545% due 09/25/2035 ~		31	20
4.594% due 01/25/2035 ~		170	154
4.714% due 01/25/2036 •		939	500
4.734% due 08/25/2035 •		1,067	573
4.970% due 07/25/2034 ~		54	50
5.040% due 11/25/2035 ~		63	25
5.335% due 08/25/2034 ~		1	1
5.500% due 11/25/2035		37	31
5.697% due 10/25/2034 ~		19	18
5.698% due 09/25/2034 ~		752	744
6.000% due 08/25/2037		272	89
6.000% due 10/25/2037		6,349	3,284
6.167% due 10/25/2034 ~		21	21
6.209% due 09/25/2034 ~		247	242
6.255% due 09/25/2034 ~		398	388
6.309% due 06/25/2036 ~		111	109
6.356% due 07/25/2034 ~		83	85
7.013% due 08/25/2036		5,763	1,155
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037 ~		6,990	3,134
6.250% due 08/26/2047 ~		10,766	5,766
7.382% due 07/26/2036 •		2,591	1,806
Morgan Stanley Resecuritization Trust
3.473% due 06/26/2047 •		34,623	30,313
3.896% due 04/26/2047 •		25,309	17,927
3.925% due 06/26/2047 •		407	321
4.814% due 12/27/2046 •		14,227	11,097
5.114% due 04/26/2047 ~		2,639	1,297
Morgan Stanley Residential Mortgage Loan Trust
0.000% due 11/25/2069 ~		280,060	291,189
4.000% due 06/25/2064		31,185	30,200
Mortgage Equity Conversion Asset Trust 10.000% due 05/25/2042 •		21,209	17,732
MortgageIT Mortgage Loan Trust 4.854% due 04/25/2036 •		8,968	7,581
MortgageIT Securities Corp. Mortgage Loan Trust
4.734% due 06/25/2047 •		1,288	1,100

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.894% due 06/25/2047 •		10,646	9,326
MortgageIT Trust
4.934% due 11/25/2035 •		11,815	9,775
5.034% due 08/25/2035 •		628	624
MSJP
0.562% due 09/05/2047 ~(a)		31,700	668
1.049% due 09/05/2047 ~(a)		53,100	1,075
NAAC Reperforming Loan REMIC Trust
6.500% due 03/25/2034		346	315
7.500% due 03/25/2034		1,219	1,143
NAAC Reperforming Loan REMICS Trust Certificates 6.500% due 02/25/2035		1,072	930
Natixis Commercial Mortgage Securities Trust
3.047% due 08/15/2036		10,000	9,227
3.821% due 02/15/2039		34,500	32,179
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036		1,028	202
New Orleans Hotel Trust
5.348% due 04/15/2032 •		1,100	1,092
5.648% due 04/15/2032 •		14,615	14,367
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,302	1,251
3.000% due 07/25/2059 ~		9,300	8,522
3.360% due 12/25/2057 ~		6,725	6,457
3.505% due 08/25/2059 ~		14,416	13,345
3.514% due 02/25/2058 ~		6,028	5,835
3.750% due 11/25/2058 ~		16,202	15,639
3.781% due 08/27/2057 ~		8,736	8,492
3.797% due 09/25/2057 ~		15,736	14,874
3.939% due 12/25/2057 ~		9,136	8,637
4.000% due 08/25/2059 ~		42,970	41,008
4.000% due 10/25/2059 ~		10,187	9,871
4.212% due 10/25/2059 ~		31,783	30,794
4.250% due 12/25/2058 ~		14,173	13,790
4.250% due 08/25/2059 ~		23,010	22,220
4.255% due 08/25/2059 ~		36,039	34,637
4.500% due 02/25/2057 ~		1,509	1,491
4.500% due 12/25/2057 ~		15,210	14,767
4.500% due 02/25/2058 ~		4,110	4,067
4.500% due 12/25/2058 ~		14,885	14,522
4.750% due 02/25/2057 ~		9,928	9,756
4.920% due 05/25/2058 ~		15,507	15,126
6.864% due 10/25/2063		113,288	114,502
New York Mortgage Trust 5.094% due 08/25/2035 •		214	192
New York Mortgage Trust Loan Trust
3.215% due 07/25/2061		3,000	2,601
3.750% due 02/25/2068 ~		11,491	10,644
5.379% due 06/25/2069 ~		20,940	20,936
Newgate Funding PLC
2.575% due 12/15/2050 •	EUR	1,930	2,237
3.225% due 12/15/2050 •		1,733	1,983
3.475% due 12/15/2050 •		2,899	3,157
4.561% due 12/01/2050 •	GBP	928	1,255
5.358% due 12/15/2050 •		9,198	12,379
5.608% due 12/15/2050 •		2,599	3,475
NLT Trust 3.200% due 10/25/2062 ~		$14,046	12,827
Nomura Asset Acceptance Corp. Alternative Loan Trust
4.413% due 10/25/2035 ~		196	175
4.754% due 10/25/2036 •		1,875	1,578
4.994% due 04/25/2037 •		38	39
5.038% due 02/25/2036 ~		613	443
5.136% due 02/25/2036 ~		1,367	992
5.434% due 05/25/2035 •		2,560	2,281
5.486% due 02/25/2036 ~		259	195
5.500% due 05/25/2033		1	1
5.843% due 08/25/2034 ~		794	782
6.000% due 05/25/2033		1	1
6.215% due 08/25/2036 ~		3,953	1,045
6.431% due 08/25/2036 ~		9,819	2,596
7.000% due 04/25/2033		5	5
Nomura Resecuritization Trust
0.000% due 08/27/2047 ~		86,291	69,076
2.814% due 10/25/2036 ~		6,118	3,465
4.144% due 10/26/2036 •		3,161	2,751
5.334% due 07/25/2036 •		2,345	2,271
6.000% due 07/26/2037		14,301	5,202
NovaStar Mortgage Funding Trust 0.445% due 09/25/2046 •		66,480	26,129
NRPL Trust
0.000% due 05/01/2058 (h)		339	333
0.000% due 05/01/2058 ~		225,934	203,827
0.000% due 09/25/2062 (h)		371	366
0.000% due 09/25/2063 (h)		104	103
0.000% due 11/25/2063 (h)		380	360

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

3.860% due 09/25/2063 ~		163,395	138,313
4.423% due 11/25/2063 ~		182,762	162,193
4.526% due 09/25/2062 ~		160,548	139,815
NRPLM Trust
0.000% due 09/27/2063 ~		6,914	5,495
4.439% due 11/25/2063 ~		7,956	6,676
4.459% due 09/27/2062		7,134	5,828
NYO Commercial Mortgage Trust 5.521% due 11/15/2038 •		26,300	26,265
OBX Trust
3.270% due 01/25/2062 ~		4,949	4,772
3.646% due 03/25/2053 ~		40,123	39,554
3.677% due 04/25/2053 ~		61,271	61,204
5.110% due 08/25/2062 þ		16,547	16,473
5.928% due 11/25/2063 þ		18,290	18,367
6.030% due 01/25/2064 þ		24,288	24,516
6.113% due 03/25/2063 þ		32,821	32,930
6.233% due 05/25/2064 þ		20,242	20,477
6.319% due 01/25/2062 þ		15,103	15,130
6.465% due 10/25/2063 þ		28,710	28,964
6.520% due 07/25/2063 þ		24,843	25,056
6.567% due 06/25/2063 þ		29,427	29,667
6.844% due 04/25/2063 þ		14,549	14,744
7.045% due 09/25/2063 þ		24,366	24,735
7.159% due 10/25/2063 þ		37,966	38,624
Oceanview Mortgage Trust 5.105% due 11/25/2054 •		18,288	18,228
OPEN Trust 7.401% due 11/15/2040 •		23,755	23,816
PHH Alternative Mortgage Trust
5.134% due 07/25/2037 •		659	648
6.000% due 02/25/2037		2,220	1,862
Polaris PLC 5.014% due 12/23/2058 ~	GBP	2,163	2,969
PRET LLC 5.963% due 11/25/2054 þ		$32,689	32,728
PRET Trust
3.900% due 10/25/2063 ~		18,134	17,504
4.000% due 08/25/2064 þ		9,251	8,957
4.000% due 07/25/2069 þ		3,817	3,699
4.075% due 06/25/2064 ~		18,982	18,126
4.150% due 04/25/2065 þ		36,000	34,702
Prime Mortgage Trust
4.784% due 06/25/2036 •		5	5
7.000% due 07/25/2034		68	66
PRKCM Trust
6.333% due 03/25/2059 þ		18,349	18,513
6.431% due 05/25/2059 þ		747	756
6.584% due 09/25/2058 þ		27,745	28,021
7.225% due 11/25/2058 þ		16,841	17,106
Proteus RMBS DAC
0.000% due 10/29/2054 ~	EUR	1,219	0
0.000% due 10/29/2054 (b)(h)		85,302	70,146
3.074% due 10/29/2054 •		100,735	116,643
3.524% due 10/29/2054 •		52,929	60,839
3.824% due 10/29/2054 •		38,495	43,849
4.804% due 10/29/2054 •		28,871	32,825
6.674% due 10/29/2054 •		24,059	27,278
PRPM LLC
3.750% due 03/25/2054 þ		$7,129	6,942
3.750% due 04/25/2055 þ		22,084	21,363
4.000% due 06/25/2053 þ		32,818	32,232
4.000% due 11/25/2053 þ		3,240	3,182
4.000% due 01/25/2054 þ		1,785	1,752
4.000% due 05/25/2054 þ		761	747
4.000% due 07/25/2054 þ		778	762
4.000% due 08/25/2054 þ		800	784
4.000% due 10/25/2054 þ		8,271	8,077
4.000% due 11/25/2054 þ		26,433	25,675
4.000% due 10/25/2064 þ		54,838	53,339
4.200% due 12/25/2064 þ		12,824	12,553
5.228% due 08/25/2069 þ		9,536	9,523
5.250% due 07/25/2055 ~		11,900	11,891
5.699% due 11/25/2029 þ		7,978	8,002
5.870% due 11/25/2029 þ		27,316	27,329
5.897% due 12/25/2029 þ		25,634	25,486
6.179% due 06/25/2030 þ		29,800	30,063
6.255% due 05/25/2030 þ		7,941	7,991
6.414% due 08/25/2029 þ		5,846	5,865
7.026% due 03/25/2029 þ		51,531	51,663
PRPM Trust
5.674% due 12/26/2069 þ		15,455	15,489
5.802% due 11/25/2069 þ		37,465	37,799
6.221% due 11/25/2068 þ		5,347	5,382
6.250% due 08/25/2068 þ		25,316	25,457
6.265% due 12/25/2068 þ		8,512	8,588

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.327% due 06/25/2069 þ	16,828	17,142
RBSSP Resecuritization Trust
4.252% due 12/26/2036 ~	9,929	9,495
4.476% due 02/28/2047 ~	10,663	7,201
4.519% due 09/28/2047 ~	72,965	52,244
4.585% due 08/26/2045 •	83	81
4.652% due 03/26/2037 •	23,781	20,417
4.679% due 06/27/2036 •	1,000	875
4.755% due 10/26/2036 ~	5,981	5,644
4.866% due 12/26/2036 ~	1,523	1,256
4.939% due 02/26/2037 •	8,032	6,222
4.952% due 03/26/2036 ~	4,916	3,359
5.712% due 01/26/2036 •	2,010	1,890
5.939% due 12/26/2037 •	16,611	14,013
6.189% due 12/26/2037 •	17,782	15,140
RCKT Mortgage Trust
5.158% due 10/25/2044 þ	27,977	27,918
5.472% due 06/25/2055 «þ	78,400	78,785
5.553% due 03/25/2055 þ	47,688	48,010
5.582% due 12/25/2044 þ	42,296	42,508
5.653% due 01/25/2045 þ	45,480	45,785
5.846% due 08/25/2044 þ	44,100	44,348
6.808% due 09/25/2043 ~	8,531	8,627
Regal Trust 4.437% due 09/29/2031 •	18	17
Residential Accredit Loans, Inc. Trust
1.498% due 12/26/2034 ~	131	55
4.108% due 08/25/2035 ~	535	188
4.584% due 02/25/2047 •	30,974	9,457
4.684% due 02/25/2036 •	5,621	3,610
4.734% due 08/25/2035 •	2,142	1,503
4.734% due 04/25/2037 •	2,236	1,683
4.764% due 03/25/2037 •	154	29
4.774% due 01/25/2037 •	1,910	1,686
4.784% due 01/25/2036 •	1,944	1,375
4.794% due 05/25/2036 •	4,955	4,501
4.794% due 07/25/2036 •	21,041	6,829
4.794% due 09/25/2036 •	5,185	4,773
4.794% due 11/25/2036 •	1,763	926
4.794% due 01/25/2037 •	458	310
4.794% due 06/25/2046 •	40,046	8,676
4.814% due 09/25/2036 •	2,410	2,215
4.834% due 06/25/2036 •	106	76
4.834% due 05/25/2047 •	4,220	3,874
4.844% due 09/25/2046 •	1,796	1,762
4.864% due 05/25/2046 •	11,069	10,012
4.954% due 12/25/2045 •	8,925	7,398
4.974% due 02/25/2046 •	4,013	1,549
4.974% due 05/25/2046 •	617	511
4.994% due 12/25/2045 •	283	171
5.034% due 04/25/2036 •	16,254	14,192
5.034% due 08/25/2036 •	2,952	2,314
5.052% due 08/25/2035 ~	1,608	1,337
5.134% due 11/25/2035 •	1,818	1,504
5.160% due 12/25/2035 ~	906	834
5.258% due 04/25/2035 ~	6,992	4,924
5.265% due 07/25/2035 ~	2,230	1,150
5.309% due 12/25/2035 ~	5,974	5,271
5.399% due 01/25/2046 •	9,017	7,084
5.436% due 07/25/2035 ~	694	654
5.500% due 08/25/2035	951	699
5.500% due 03/25/2037	501	413
5.500% due 06/25/2037	2,854	2,219
5.750% due 01/25/2037	1,757	1,321
5.759% due 09/25/2045 •	246	210
5.899% due 08/25/2035 •	138	110
6.000% due 08/25/2035	285	253
6.000% due 10/25/2035	5,303	1,647
6.000% due 12/25/2035	4,122	3,577
6.000% due 06/25/2036	260	206
6.000% due 08/25/2036	14,086	11,783
6.000% due 09/25/2036	1,629	1,290
6.000% due 01/25/2037	1,265	970
6.000% due 02/25/2037	6,811	5,560
6.000% due 03/25/2037	5,293	4,536
6.000% due 05/25/2037	6,076	5,081
6.000% due 06/25/2037	10,848	8,706
6.002% due 07/25/2035 ~	4,332	3,009
6.104% due 11/25/2037 «~	6,323	5,306
6.500% due 08/25/2036	11,732	9,615
6.500% due 02/25/2037	3,796	3,198
6.750% due 06/25/2037	6,113	2,266
7.519% due 08/25/2047 •	62,315	9,361
Residential Asset Mortgage Products Trust
7.000% due 11/25/2031	35	31
7.500% due 07/25/2032	302	100

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Residential Asset Securitization Trust
2.256% due 04/25/2037 •(a)		9,683	1,229
4.734% due 07/25/2035 •		2,764	1,294
4.744% due 04/25/2037 •		9,683	2,038
4.748% due 01/25/2034 ~		66	63
4.784% due 06/25/2036 •		5,895	1,619
4.884% due 11/25/2034 •		550	510
4.984% due 08/25/2033 •		412	382
5.134% due 07/25/2036 •		4,023	2,591
5.250% due 09/25/2033		277	276
5.500% due 07/25/2035		5,113	2,969
5.500% due 09/25/2035		18,728	8,575
6.000% due 02/25/2036		6,500	2,481
6.000% due 09/25/2036		4,448	1,250
6.000% due 11/25/2036		6,386	2,229
6.000% due 01/25/2037		3,349	1,056
6.000% due 03/25/2037		6,780	2,046
6.000% due 04/25/2037		536	270
6.000% due 05/25/2037		6,455	3,292
6.000% due 07/25/2037		9,959	3,666
6.000% due 08/25/2037		633	296
6.250% due 11/25/2036		11,740	4,267
6.500% due 09/25/2036		3,304	1,002
6.500% due 04/25/2037		19,161	5,101
Residential Funding Mortgage Securities, Inc. Trust
4.460% due 08/25/2035 ~		1,395	572
5.500% due 03/25/2036		245	200
5.500% due 03/25/2037		1,779	1,242
5.539% due 11/25/2036 ~		1,026	845
5.750% due 09/25/2036		251	200
5.828% due 10/25/2037 ~		4,118	2,534
5.848% due 07/27/2037 ~		89	71
5.925% due 09/25/2036 ~		13	12
6.000% due 04/25/2037		959	738
6.000% due 04/25/2037 •		50	39
6.000% due 10/25/2037		299	137
6.028% due 10/25/2037 ~		2,518	2,206
6.277% due 04/25/2037 ~		311	271
6.500% due 03/25/2032		22	22
Residential Mortgage Securities PLC
0.000% due 06/20/2048 (h)	GBP	950	9
5.240% due 06/20/2048 •		224,110	308,947
5.740% due 06/20/2048 •		28,170	38,792
6.140% due 06/20/2048 •		24,420	33,819
6.990% due 06/20/2048 •		12,198	16,982
8.240% due 06/20/2048 •		11,272	15,565
9.118% due 06/20/2048 ~		867	1,190
9.240% due 06/20/2048 •		9,398	12,826
10.740% due 06/20/2048 •		21,625	30,846
Resloc U.K. PLC 2.135% due 12/15/2043 •	EUR	3,555	4,075
Ripon Mortgages PLC
0.000% due 08/28/2056 (h)	GBP	73,909	67,317
0.000% due 08/28/2056 ~(a)		2,143	5
4.938% due 08/28/2056 •		715,268	981,616
5.238% due 08/28/2056 •		98,285	135,018
5.438% due 08/28/2056 •		85,685	117,145
5.838% due 08/28/2056 •		44,102	60,322
6.738% due 08/28/2056 •		18,901	25,593
7.238% due 08/28/2056 •		7,496	10,262
8.238% due 08/28/2056 •		16,380	22,336
Ripon SPV Assets 0.000% due 08/20/2056 «		24,190	32,495
RMAC PLC 5.437% due 02/15/2047 •		7,085	9,760
RMAC Securities PLC
2.104% due 06/12/2044 •	EUR	1,035	1,183
2.224% due 06/12/2044 •		2,036	2,338
4.508% due 06/12/2044 •	GBP	7,037	9,475
4.528% due 06/12/2044 •		33,065	44,346
4.804% due 06/12/2044 •		$17,318	16,915
Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		23,143	22,937
2.880% due 06/28/2058 •		415,915	490,907
2.980% due 06/28/2058 •		39,593	46,659
3.180% due 06/28/2058 •		33,617	39,432
3.980% due 06/28/2058 •		28,014	32,741
4.000% due 06/28/2058 ~		63,499	24,153
4.980% due 06/28/2058 •		16,808	19,534
5.480% due 06/28/2058 •		8,964	10,221
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065		$1,901	1,907
Seasoned Credit Risk Transfer Trust 5.000% due 11/25/2064 ~		7,100	5,956

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Sequoia Mortgage Trust
3.132% due 08/20/2047 ~		2,559	1,745
3.522% due 07/20/2037 ~		2,466	1,881
3.579% due 09/20/2046 «~		173	114
4.309% due 02/20/2047 ~		1,154	898
4.466% due 11/25/2063 ~		24,410	24,673
4.478% due 09/20/2046 ~		1,368	775
4.631% due 07/20/2037 ~		418	336
5.052% due 08/20/2034 •		118	107
5.092% due 06/20/2033 •		34	34
5.112% due 10/20/2034 •		1,053	967
5.132% due 07/20/2033 •		82	81
5.192% due 10/20/2027 •		2	2
5.192% due 04/20/2033 •		17	16
5.197% due 10/20/2034 •		39	30
5.216% due 11/20/2034 •		56	51
5.232% due 10/20/2027 •		4	3
5.524% due 04/20/2033 •		135	133
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •		1,900	1,893
Shamrock Residential DAC 2.899% due 06/24/2071 •	EUR	14,906	17,564
SMRT Commercial Mortgage Trust 5.312% due 01/15/2039 •		$74,604	74,359
Stratton Mortgage Funding PLC
5.139% due 06/28/2050 •	GBP	27,628	37,963
5.389% due 06/20/2060 •		130,991	180,193
Structured Adjustable Rate Mortgage Loan Trust
3.823% due 08/25/2036 ~		$10,244	8,030
3.847% due 05/25/2036 ~		4,353	3,065
3.893% due 05/25/2036 ~		3,364	1,924
3.937% due 11/25/2035 «~		114	106
4.073% due 02/25/2036 ~		299	255
4.289% due 03/25/2035 ~		7,857	6,554
4.316% due 07/25/2037 ~		24	15
4.335% due 08/25/2047 ~		1,495	1,397
4.375% due 01/25/2036 ~		2,520	1,392
4.493% due 01/25/2037 ~		2,694	1,953
4.519% due 11/25/2035 ~		26	24
4.520% due 04/25/2035 ~		30	28
4.556% due 09/25/2036 ~		5,790	3,936
4.577% due 09/25/2036 ~		5,767	5,311
4.584% due 11/25/2035 ~		190	124
4.666% due 06/25/2036 ~		2,233	1,295
4.697% due 12/25/2035 ~		127	73
4.728% due 08/25/2035 ~		700	610
4.734% due 09/25/2034 •		132	122
4.734% due 02/25/2037 •		1,507	1,487
4.749% due 05/25/2035 ~		969	803
4.754% due 12/25/2036 •		1,363	1,371
4.794% due 07/25/2035 •		355	167
4.833% due 12/25/2034 ~		16	14
4.905% due 02/25/2036 ~		4,432	2,307
4.916% due 12/25/2035 ~		78	53
4.934% due 10/25/2034 •		235	212
4.972% due 07/25/2035 ~		1,247	1,096
4.984% due 01/25/2035 •		10	9
5.030% due 09/25/2035 ~		742	661
5.079% due 04/25/2035 •		468	473
5.133% due 04/25/2034 ~		4	4
5.267% due 03/25/2036 «~		516	416
5.317% due 02/25/2035 ~		564	570
5.373% due 10/25/2034 ~		625	595
5.384% due 09/25/2036 ~		2,029	1,248
5.410% due 09/25/2034 ~		160	155
5.468% due 05/25/2035 ~		2,463	1,728
5.673% due 10/25/2035 ~		919	858
5.707% due 11/25/2034 ~		1,049	991
5.713% due 03/25/2035 ~		181	165
5.721% due 10/25/2034 ~		24	24
5.967% due 07/25/2034 ~		641	631
5.969% due 12/25/2034 ~		137	135
5.977% due 01/25/2035 ~		505	497
6.174% due 04/25/2034 ~		7	7
6.210% due 10/25/2037 •		2,769	2,493
6.271% due 02/25/2034 ~		150	147
6.292% due 02/25/2034 ~		221	213
6.734% due 12/25/2037 •		8,157	6,857
6.836% due 03/25/2034 ~		208	195
Structured Asset Mortgage Investments Trust
3.530% due 05/25/2047 ~		21,439	17,406
3.719% due 05/25/2045 ~		46	39
4.554% due 08/25/2036 •		4,065	3,583
4.754% due 01/25/2037 •		1,840	1,647
4.794% due 06/25/2036 •		5,075	4,110
4.794% due 01/25/2037 •		4,584	4,072

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.794% due 07/25/2046 •		5,341	4,676
4.814% due 06/25/2036 •		1,212	1,194
4.814% due 07/25/2046 •		12,200	8,810
4.834% due 05/25/2036 •		6,260	5,131
4.834% due 10/25/2036 •		1,748	1,566
4.854% due 04/25/2036 •		4,973	4,509
4.854% due 05/25/2036 •		102	71
4.854% due 08/25/2036 •		12,826	10,473
4.854% due 05/25/2046 •		83	59
4.854% due 09/25/2047 •		9,445	8,337
4.874% due 09/25/2047 •		7,325	6,495
4.894% due 02/25/2036 •		25,754	22,235
4.894% due 07/25/2036 •		7	3
4.894% due 05/25/2045 •		2,593	2,457
4.932% due 07/19/2035 •		685	656
4.980% due 05/25/2036 ~		149	29
4.994% due 02/25/2036 •		5,617	4,696
5.034% due 08/25/2036 •		3,544	2,577
5.112% due 05/19/2035 •		405	387
5.284% due 05/25/2047 •		2,434	1,980
5.534% due 09/25/2047 •		11,473	9,711
5.859% due 03/25/2046 •		21	20
6.281% due 02/19/2035 ~		1	1
Structured Asset Securities Corp.
4.784% due 03/25/2035 •		1,933	1,739
4.784% due 04/25/2035 •		193	174
Structured Asset Securities Corp. Mortgage Loan Trust 5.154% due 11/25/2035 •		1,028	848
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
3.597% due 09/25/2033 ~		75	61
5.241% due 01/25/2034 ~		34	33
5.303% due 07/25/2032 ~		17	17
5.325% due 09/25/2033 ~		478	443
5.404% due 11/25/2033 ~		430	418
5.662% due 09/25/2033 ~		46	45
5.717% due 11/25/2033 ~		12	12
5.768% due 12/25/2033 ~		565	563
5.988% due 03/25/2033 ~		36	35
6.042% due 12/25/2033 ~		761	737
6.066% due 12/25/2033 ~		187	184
6.619% due 03/25/2033 ~		679	609
6.671% due 11/25/2033 ~		154	156
6.778% due 07/25/2033 ~		65	64
6.869% due 01/25/2034 ~		4	4
6.996% due 11/25/2032 ~		110	111
7.434% due 07/25/2032 •		764	692
Structured Asset Securities Corp. Trust
5.500% due 04/25/2035		752	726
5.750% due 04/25/2035		4,655	2,346
SunTrust Adjustable Rate Mortgage Loan Trust
4.241% due 06/25/2037 ~		2,020	1,797
5.882% due 04/25/2037 ~		910	500
5.985% due 02/25/2037 ~		1,510	1,305
Terwin Mortgage Trust 4.615% due 10/25/2037 •		44,008	13,930
Thornburg Mortgage Securities Trust
2.903% due 03/25/2044 «~		855	838
4.481% due 04/25/2036 •		4,479	4,080
4.592% due 10/25/2043 ~		629	576
4.693% due 03/25/2044 ~		2,351	2,293
4.808% due 04/25/2038 ~		7,937	5,178
4.974% due 03/25/2044 •		26	26
4.990% due 04/25/2038 ~		6,198	4,798
5.143% due 04/25/2045 ~		95	94
5.371% due 12/25/2044 ~		3,738	3,560
5.631% due 10/25/2043 ~		112	104
TIB Diversified Payment Rights Finance Co. 7.962% due 11/15/2034 «(l)		60,100	60,114
Titulizacion de Activos 5.536% due 03/22/2036 •	EUR	1,200	1,425
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	451,032	620,494
Towd Point Mortgage Trust
2.900% due 10/25/2059 «~		$2,367	2,274
3.000% due 10/25/2057 ~		8,700	8,320
3.000% due 06/25/2058 ~		16,981	13,657
3.750% due 03/25/2058 ~		24,668	21,440
3.750% due 09/25/2062		82,570	79,058
3.943% due 01/25/2063 ~		8,504	7,475
4.097% due 04/25/2056 ~		1,000	937
4.114% due 04/25/2055 ~		20,000	19,505
4.246% due 03/25/2054 ~		24,000	23,445
4.435% due 10/27/2064 ~		73,800	74,194
4.518% due 10/25/2064 «~		169,758	169,637
5.107% due 07/25/2065 ~		41,751	42,601
5.725% due 11/25/2064		33,914	34,103

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Tower Bridge Funding PLC 5.398% due 01/20/2066 •	GBP	121,432	167,088
Trinity Square PLC 5.217% due 07/15/2059 «~		160,098	220,286
Uropa Securities PLC
2.493% due 10/10/2040 •	EUR	2,723	3,176
4.649% due 10/10/2040 •	GBP	8,117	11,043
4.699% due 10/10/2040 •		1,983	2,668
Valley Funding PLC
0.000% due 05/16/2066 (h)		49,959	50,889
5.237% due 05/16/2066 •		306,581	421,348
5.737% due 05/16/2066 •		29,536	40,643
6.237% due 05/16/2066 •		30,820	42,325
7.237% due 05/16/2066 •		15,924	21,886
8.237% due 05/16/2066 •		10,274	14,127
9.737% due 05/16/2066 •		5,650	7,787
VASA Trust 5.326% due 07/15/2039 •		$17,800	17,311
Verus Securitization Trust
4.260% due 02/25/2067		23,217	22,211
5.041% due 08/25/2067		10,147	10,105
5.218% due 09/25/2069 ~		25,195	25,202
5.364% due 10/25/2069 ~		17,326	17,328
5.799% due 07/25/2069		31,164	31,370
5.811% due 05/25/2068		22,528	22,563
5.850% due 12/25/2067 þ		12,953	12,945
5.930% due 03/25/2068 þ		20,870	20,897
5.999% due 02/25/2068		12,685	12,690
6.116% due 03/25/2069		47,477	47,946
6.192% due 06/25/2069 þ		31,855	32,189
6.218% due 06/25/2069 þ		27,884	28,206
6.259% due 12/25/2068 þ		15,654	15,804
6.338% due 04/25/2069		21,992	22,249
6.443% due 08/25/2068		20,979	21,139
6.476% due 06/25/2068		13,623	13,713
6.665% due 09/25/2068 þ		49,310	49,913
6.790% due 10/25/2067		12,584	12,588
6.876% due 11/25/2068 «~		14,427	14,645
7.070% due 10/25/2068 þ		46,588	47,283
Visio Trust 6.598% due 10/25/2058 þ		15,833	15,970
Wachovia Mortgage Loan Trust
1.855% due 08/25/2036 •		18,804	6,223
4.883% due 01/25/2037 •		22,198	7,887
Wachovia Mortgage Loan Trust LLC
2.857% due 05/20/2036 ~		280	263
6.803% due 08/20/2035 ~		259	255
7.444% due 10/20/2035 ~		168	163
7.482% due 10/20/2035 ~		392	385
7.487% due 10/20/2035 ~		50	48
WaMu Mortgage Pass-Through Certificates Trust
3.413% due 05/25/2037 «~		4,666	3,784
3.488% due 01/25/2037 ~		2,756	2,296
3.496% due 01/25/2037 «~		1,667	1,428
3.551% due 06/25/2037 ~		11,651	9,598
3.775% due 01/25/2037 «~		5,142	4,478
3.876% due 05/25/2037 ~		488	422
4.024% due 06/25/2037 «~		2,779	2,448
4.031% due 03/25/2037 ~		12,055	10,469
4.036% due 06/25/2037 ~		1,114	979
4.037% due 10/25/2036 ~		499	456
4.068% due 12/25/2046 •		6,671	5,704
4.091% due 03/25/2037 ~		5,730	5,086
4.093% due 02/25/2037 ~		1,456	1,248
4.152% due 02/25/2037 «~		12,566	11,720
4.162% due 10/25/2036 ~		119	109
4.179% due 11/25/2036 ~		1,450	1,292
4.234% due 11/25/2036 ~		387	342
4.247% due 04/25/2037 ~		6,234	5,671
4.252% due 12/25/2036 «~		2,278	2,071
4.257% due 02/25/2037 ~		6,994	6,302
4.290% due 05/25/2046 •		8,254	7,736
4.358% due 07/25/2037 ~		37,325	34,254
4.376% due 02/25/2037 ~		5,854	5,419
4.386% due 01/25/2036 ~		491	459
4.475% due 12/25/2036 ~		28	25
4.571% due 01/25/2036 ~		171	169
4.585% due 03/25/2036 ~		1,206	1,093
4.820% due 08/25/2036 ~		7,847	7,091
4.894% due 04/25/2045 •		5,336	5,429
4.926% due 08/25/2046 ~		36	33
4.954% due 11/25/2045 •		1,506	1,449
4.967% due 07/25/2037 ~		1,272	1,159
4.974% due 12/25/2045 •		1,479	1,363
4.983% due 10/25/2035 ~		1,380	1,262
4.993% due 01/25/2036 ~		792	764

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.001% due 09/25/2036 ~		4,091	3,770
5.014% due 07/25/2045 •		2,802	2,760
5.014% due 12/25/2045 •		2,074	1,899
5.054% due 01/25/2045 •		286	285
5.064% due 03/25/2035 ~		436	437
5.074% due 08/25/2045 •		12,173	12,229
5.094% due 01/25/2045 •		1,405	1,398
5.099% due 02/25/2047 •		11,801	10,811
5.099% due 03/25/2047 •		14,263	12,460
5.114% due 01/25/2045 •		1,564	1,547
5.129% due 01/25/2047 •		584	554
5.134% due 01/25/2045 •		24	24
5.139% due 01/25/2047 •		2,583	2,345
5.141% due 09/25/2035 ~		150	140
5.148% due 12/25/2035 ~		6,982	6,606
5.148% due 12/25/2035 «~		665	630
5.149% due 06/25/2047 •		7,222	6,008
5.154% due 11/25/2034 •		2,267	2,211
5.159% due 04/25/2047 •		1,612	1,464
5.174% due 11/25/2034 •		776	748
5.194% due 01/25/2045 •		662	660
5.214% due 10/25/2044 •		577	563
5.234% due 10/25/2044 •		749	713
5.239% due 11/25/2046 •		5,052	4,276
5.279% due 10/25/2046 •		22,959	19,764
5.314% due 11/25/2034 •		15	15
5.314% due 07/25/2044 •		2,313	2,228
5.323% due 01/25/2035 «~		692	652
5.334% due 08/25/2045 •		1,296	1,297
5.359% due 09/25/2046 •		3,545	2,982
5.379% due 06/25/2046 •		414	386
5.379% due 07/25/2046 •		3,312	3,113
5.389% due 06/25/2046 •		1,033	948
5.399% due 02/25/2046 •		4,744	4,142
5.447% due 07/25/2046 •		5,081	4,606
5.584% due 06/25/2033 •		218	215
5.599% due 11/25/2042 •		65	62
5.661% due 02/25/2033 ~		121	118
5.799% due 08/25/2042 •		48	46
5.902% due 08/25/2034 ~		256	250
5.984% due 11/25/2033 •		271	263
5.994% due 10/25/2045 •		469	474
6.375% due 12/19/2039 ~		81	80
6.385% due 06/25/2033 «~		267	262
6.478% due 08/25/2033 ~		121	121
6.526% due 09/25/2033 ~		623	621
6.700% due 12/25/2032 ~		108	104
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (h)	GBP	7	41,952
5.189% due 12/21/2049 •		112,243	154,625
5.889% due 12/21/2049 •		46,014	63,572
6.389% due 12/21/2049 •		23,010	31,556
6.889% due 12/21/2049 •		13,146	17,947
7.389% due 12/21/2049 •		13,146	17,799
Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036		$27,085	7,161
4.114% due 10/25/2036		53	18
4.183% due 10/25/2036		6,315	1,715
4.814% due 07/25/2046 •		215	182
4.834% due 07/25/2035 •		581	504
4.884% due 05/25/2035 •		2,528	2,130
4.894% due 12/25/2036 •		2,407	1,980
4.954% due 12/25/2035 •		1,263	1,115
5.034% due 03/25/2036 •		734	672
5.099% due 01/25/2047 •		13,129	11,070
5.099% due 04/25/2047 •		3,056	2,494
5.119% due 12/25/2046 •		4,350	3,515
5.169% due 04/25/2047 •		4,304	3,525
5.249% due 10/25/2046 •		9,501	8,205
5.319% due 09/25/2046 •		13,153	10,829
5.339% due 04/25/2046 •		22,467	20,055
5.369% due 05/25/2046 •		1,886	1,650
5.500% due 06/25/2035		985	857
5.500% due 08/25/2035		806	715
5.500% due 11/25/2035		300	244
5.500% due 04/25/2037		4,407	4,328
5.750% due 11/25/2035		374	359
5.750% due 01/25/2036		2,648	2,245
5.884% due 09/25/2035 •		289	250
6.000% due 11/25/2035		978	970
6.000% due 04/25/2036		1,831	1,602
6.000% due 04/25/2037		4,301	3,827
6.500% due 11/25/2035		481	339
6.500% due 03/25/2036		8,235	6,608
6.500% due 07/25/2036		1,355	295
6.500% due 08/25/2036		13,541	11,939

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.721% due 07/25/2036		20,737	4,513
6.949% due 07/25/2036		1,886	410
7.000% due 05/25/2036		2,525	2,226
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
3.725% due 06/25/2033 ~		119	111
5.371% due 05/25/2033 ~		387	395
7.500% due 04/25/2033		4	4
Wells Fargo Alternative Loan Trust 6.000% due 07/25/2037		314	284
Wells Fargo Commercial Mortgage Trust
1.101% due 01/15/2052 ~(a)		114,765	2,921
1.747% due 10/15/2049 ~(a)		238,877	3,117
Wells Fargo Mortgage Loan Trust
4.757% due 12/27/2046 ~		11,247	5,475
4.799% due 09/27/2047 •		13,977	12,927
Wells Fargo Mortgage-Backed Securities Trust
6.000% due 06/25/2036		253	232
6.000% due 06/25/2037		316	298
6.000% due 11/25/2037		513	501
6.140% due 04/25/2036 ~		1,384	1,373
6.364% due 04/25/2037 ~		71	63
6.366% due 01/25/2038 ~		2,945	2,671
6.558% due 08/25/2036 ~		330	306
6.655% due 10/25/2036 ~		769	716
6.678% due 04/25/2036 ~		544	541
6.678% due 11/25/2037 ~		14	13
7.020% due 08/25/2035 ~		57	56
7.301% due 10/25/2034 ~		10	10
7.379% due 10/25/2036 ~		1,125	1,041
WSTN Trust 6.518% due 07/05/2037 «~		64,300	65,271

Total Non-Agency Mortgage-Backed Securities (Cost $60,132,600)			58,163,272

ASSET-BACKED SECURITIES 18.7%
AUTOMOBILE ABS OTHER 0.4%
Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032		5,952	5,995
5.215% due 09/15/2032		3,869	3,882
AmeriCredit Automobile Receivables Trust 4.902% due 02/18/2028 •		22,374	22,386
Bumper NL BV 2.539% due 03/21/2036 •	EUR	6,400	7,547
Carmax Select Receivables Trust
4.984% due 05/15/2028 •		$32,700	32,724
5.034% due 09/15/2027 •		3,468	3,471
Carvana Auto Receivables Trust
2.900% due 03/10/2028		5,196	5,070
4.550% due 01/10/2028		2,604	2,587
CPS Auto Receivables Trust
5.380% due 01/18/2028		10,667	10,676
6.040% due 07/16/2029		23,006	23,224
6.270% due 10/15/2029		31,500	31,782
Exeter Automobile Receivables Trust
5.610% due 09/15/2027		4,234	4,237
5.750% due 07/17/2028		44,000	44,136
6.310% due 10/15/2027		673	674
Flagship Credit Auto Trust 4.760% due 05/17/2027		14,873	14,862
GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029		23,400	23,499
5.080% due 01/16/2029		13,000	13,062
Golden Bar Securitisation SRL 3.086% due 09/22/2043 •	EUR	18,392	21,806
Red & Black Auto Italy SRL 2.739% due 07/28/2036 •		7,478	8,841
Santander Bank Auto Credit-Linked Notes
4.965% due 01/18/2033		$1,850	1,855
5.141% due 01/18/2033		4,300	4,313
Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		37,500	37,780
5.240% due 05/15/2028		47,672	47,765
5.470% due 12/16/2030		79,500	80,602
5.610% due 07/17/2028		60,000	60,328
5.770% due 11/15/2030		110,000	111,809
Taupe Funding Trust
0.000% due 08/20/2031 «(h)		95	18,144
6.160% due 08/20/2031		12,607	12,817
Westlake Automobile Receivables Trust
4.873% due 03/15/2027 •		2,402	2,402

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.964% due 08/16/2027 •		19,502	19,515

			677,791

AUTOMOBILE SEQUENTIAL 2.9%
Ally Auto Receivables Trust 4.140% due 07/16/2029		40,900	40,879
Ally Bank Auto Credit-Linked Notes Trust 4.970% due 09/15/2032		10,863	10,947
American Credit Acceptance Receivables Trust 4.810% due 03/13/2028		5,905	5,904
American Heritage Auto Receivables Trust 4.830% due 03/15/2028		10,845	10,855
AmeriCredit Automobile Receivables Trust
5.430% due 01/18/2029		68,100	68,768
5.750% due 02/18/2028		24,457	24,513
ARI Fleet Lease Trust 4.380% due 01/17/2034		26,500	26,453
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		86,416	87,789
5.440% due 02/22/2028		16,865	17,087
5.780% due 04/20/2028		35,413	36,149
6.120% due 04/20/2027		43,730	44,084
Bank of America Auto Trust 5.530% due 02/15/2028		12,201	12,286
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		16,300	16,363
5.670% due 04/15/2027		4,442	4,446
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	15,783	11,699
BMW Vehicle Lease Trust 4.180% due 10/25/2027		$60,900	60,907
BofA Auto Trust
5.350% due 11/15/2028		19,075	19,264
5.570% due 12/15/2026		8,818	8,833
Bridgecrest Lending Auto Securitization Trust
4.720% due 09/15/2028		25,200	25,217
4.840% due 09/15/2027		18,963	18,974
5.340% due 04/17/2028		14,700	14,742
5.530% due 01/18/2028		5,942	5,950
5.540% due 02/16/2027		736	737
CarMax Auto Owner Trust
4.670% due 12/15/2027		25,241	25,265
5.340% due 08/16/2027		1,670	1,676
5.500% due 01/16/2029		76,300	77,418
5.650% due 05/17/2027		53,380	53,519
Carmax Select Receivables Trust
4.760% due 05/15/2028		40,300	40,325
5.400% due 11/15/2028		7,100	7,180
5.780% due 09/15/2027		6,004	6,025
Carvana Auto Receivables Trust
0.800% due 01/10/2027		5,995	5,952
4.130% due 04/12/2027		370	370
4.260% due 10/10/2029		45,700	45,672
4.310% due 09/10/2030		26,200	26,207
4.500% due 06/12/2028		29,440	29,414
4.530% due 01/10/2029		52,000	52,013
4.550% due 05/10/2030		91,400	91,918
4.610% due 11/10/2027		14,788	14,786
4.620% due 02/10/2028		20,896	20,898
4.640% due 01/10/2030		34,800	35,025
4.680% due 02/10/2028		18,000	18,006
4.740% due 12/10/2030		20,300	20,549
4.740% due 04/10/2031		61,238	61,932
4.780% due 05/10/2028		10,058	10,061
4.840% due 12/10/2027		9,695	9,701
4.850% due 06/12/2028		2,000	2,011
4.910% due 08/10/2029		14,300	14,411
5.080% due 03/11/2030		23,200	23,608
5.210% due 06/10/2030		28,000	28,697
5.330% due 07/10/2029		36,300	36,690
5.380% due 03/12/2029		38,537	39,029
5.420% due 04/10/2028		40,830	40,962
5.500% due 08/10/2027		6,118	6,125
5.620% due 01/10/2029		11,200	11,292
5.630% due 11/10/2027		10,009	10,028
5.710% due 07/10/2028		18,900	19,035
5.710% due 07/10/2029		20,000	20,562
5.740% due 11/13/2029		9,100	9,400
5.760% due 04/12/2027		2,689	2,691
5.820% due 08/10/2028		18,217	18,346
5.900% due 08/10/2027		9,911	9,933
5.980% due 12/10/2027		8,742	8,783
6.160% due 10/10/2028		10,018	10,127
6.160% due 09/10/2029		15,200	15,801

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Chase Auto Owner Trust
4.180% due 08/27/2029		27,000	26,986
4.400% due 11/26/2027		15,188	15,181
5.220% due 07/25/2029		54,900	55,559
5.250% due 09/27/2027		32,710	32,788
5.520% due 06/25/2029		148,000	150,351
5.530% due 09/27/2027		23,583	23,645
Citizens Auto Receivables Trust 5.840% due 01/18/2028		25,935	26,105
CPS Auto Receivables Trust
4.910% due 06/15/2028		17,558	17,571
5.880% due 02/15/2028		19,258	19,326
Drive Auto Receivables Trust
4.500% due 09/15/2028		34,300	34,292
4.940% due 12/15/2027		48,225	48,271
Ent Auto Receivables Trust
6.220% due 08/16/2027		851	851
6.240% due 01/16/2029		13,289	13,405
6.260% due 11/15/2029		4,000	4,113
Enterprise Fleet Financing LLC
4.560% due 11/20/2028		30,300	30,484
4.650% due 10/20/2027		19,800	19,864
4.690% due 07/20/2027		28,500	28,546
4.820% due 02/20/2029		17,800	18,075
4.980% due 08/21/2028		14,600	14,800
5.310% due 04/20/2027		13,484	13,540
Exeter Automobile Receivables Trust
4.450% due 03/15/2028		22,100	22,063
4.780% due 06/15/2027		25,700	25,704
4.790% due 04/15/2027		11,278	11,278
5.280% due 08/15/2030		16,900	16,934
5.600% due 05/17/2027		13,642	13,651
5.650% due 12/15/2027		15,100	15,133
5.820% due 02/15/2027		2,760	2,762
FCCU Auto Receivables Trust
5.460% due 04/15/2030		6,700	6,862
5.540% due 04/16/2029		16,800	17,023
5.760% due 11/15/2027		13,827	13,873
First Help Financial Issuer Trust
4.920% due 02/15/2031		43,595	43,751
4.940% due 11/15/2030		24,321	24,401
5.690% due 02/15/2030		17,948	18,137
5.890% due 06/15/2030		14,799	14,982
6.790% due 10/15/2029		13,415	13,609
First Help Financial Trust 4.430% due 01/18/2028		3,440	3,439
First Investors Auto Owner Trust 6.440% due 10/16/2028		12,043	12,159
Flagship Credit Auto Trust
4.880% due 11/15/2028		6,606	6,618
5.640% due 03/15/2028		21,980	22,038
Ford Auto Securitization Trust
3.724% due 11/15/2028	CAD	36,900	27,272
3.843% due 09/15/2030		29,300	21,715
3.945% due 10/15/2026		15,373	11,310
5.053% due 07/15/2028		31,528	23,499
Ford Credit Auto Owner Trust 4.480% due 12/15/2026		$1,116	1,116
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		14,637	14,695
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		14,500	14,537
4.760% due 10/15/2027		22,336	22,339
5.020% due 04/17/2028		9,700	9,724
5.350% due 08/16/2027		10,341	10,353
5.770% due 06/15/2027		10,337	10,351
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		31,691	31,681
4.460% due 10/15/2030 (c)		13,800	13,807
5.240% due 03/15/2030		11,761	11,832
5.580% due 06/17/2030		23,716	23,948
5.590% due 10/15/2029		7,144	7,233
5.960% due 10/16/2028		29,780	30,064
6.270% due 08/16/2027		4,885	4,891
6.370% due 06/15/2028		13,878	13,986
GM Financial Automobile Leasing Trust 4.210% due 10/20/2027		36,300	36,304
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028		15,983	15,981
5.130% due 04/16/2029		84,800	85,705
GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	23,700	17,653
4.883% due 12/21/2026		27,190	20,224
GreenState Auto Receivables Trust 5.530% due 08/16/2027		$13,731	13,736

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Harley Marine Financing LLC
9.250% due 12/15/2027	19,839	19,998
9.750% due 12/15/2027	19,988	20,116
Harley-Davidson Motorcycle Trust 5.650% due 02/16/2027	10,922	10,939
Huntington Auto Trust
5.230% due 01/16/2029	57,600	58,130
5.500% due 03/15/2027	20,126	20,151
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	43,381	43,530
Hyundai Auto Receivables Trust
4.410% due 05/15/2029	77,000	77,428
4.840% due 03/15/2029	57,200	57,809
LAD Auto Receivables Trust
4.520% due 03/15/2029	12,900	12,935
4.600% due 12/15/2027	47,500	47,506
4.640% due 11/15/2027	17,031	17,029
5.460% due 07/16/2029	5,700	5,807
5.610% due 08/15/2028	14,600	14,715
5.700% due 03/15/2027	1,330	1,331
Lendbuzz Securitization Trust
4.759% due 07/15/2026	8,500	8,504
4.970% due 10/15/2029	18,544	18,569
5.100% due 10/15/2030	13,200	13,248
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	42,300	42,828
5.590% due 02/17/2032	19,446	19,496
Nissan Auto Receivables Owner Trust 4.340% due 03/15/2029	39,800	39,905
Octane Receivables Trust 4.940% due 05/20/2030	13,985	14,031
Oscar U.S. Funding LLC
1.270% due 09/11/2028	2,990	2,981
4.470% due 03/12/2029	9,300	9,302
4.630% due 12/10/2027	23,058	23,090
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029	28,600	28,719
5.040% due 09/15/2027	30,161	30,196
Porsche Innovative Lease Owner Trust
4.350% due 10/20/2027	41,000	41,018
4.470% due 12/21/2026	19,054	19,051
4.670% due 11/22/2027	38,800	38,931
4.840% due 01/20/2027	20,139	20,160
Research-Driven Pagaya Motor Asset Trust
4.811% due 07/27/2026	39,500	39,503
5.320% due 09/25/2030	12,687	12,737
7.130% due 01/26/2032	18,908	18,978
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032	6,242	6,297
Santander Bank Auto Credit-Linked Notes 4.911% due 01/18/2033	2,209	2,222
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028	19,400	19,423
4.710% due 06/15/2028	138,200	138,268
4.850% due 01/16/2029	94,300	94,591
4.880% due 09/15/2027	45,361	45,378
5.250% due 04/17/2028	6,829	6,840
5.410% due 07/15/2027	21,493	21,516
5.630% due 01/16/2029	86,800	87,250
5.800% due 09/15/2027	3,900	3,902
5.910% due 06/15/2027	7,745	7,750
SBNA Auto Lease Trust
4.680% due 04/20/2027	31,700	31,717
4.830% due 04/20/2028	34,100	34,327
5.560% due 11/22/2027	56,300	56,776
5.670% due 11/20/2026	10,972	10,986
6.520% due 04/20/2028	16,200	16,422
SBNA Auto Receivables Trust
5.210% due 04/16/2029	12,600	12,724
5.320% due 12/15/2028	41,157	41,288
SCCU Auto Receivables Trust
5.110% due 06/15/2029	39,500	39,742
5.160% due 05/15/2030	36,300	36,825
5.450% due 12/15/2027	31,791	31,866
5.700% due 10/16/2028	20,600	20,799
5.700% due 08/15/2029	12,200	12,537
5.850% due 05/17/2027	3,712	3,716
SFS Auto Receivables Securitization Trust
4.550% due 06/20/2030	41,300	41,489
4.650% due 05/22/2028	56,417	56,451
4.710% due 05/22/2028	19,401	19,414
4.940% due 01/21/2031	3,650	3,703
4.950% due 05/21/2029	16,200	16,277
5.470% due 10/20/2028	2,773	2,792
5.710% due 10/20/2027	24,364	24,422

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Taupe Funding Trust
5.830% due 01/21/2031		22,644	22,669
5.860% due 01/21/2031		65,104	65,353
5.940% due 01/21/2031		69,065	69,863
Tesla Auto Lease Trust 4.790% due 01/20/2027		23,127	23,137
Tesla Electric Vehicle Trust
5.380% due 06/20/2028		45,000	45,392
5.380% due 02/20/2029		15,000	15,282
Toyota Auto Receivables Owner Trust 4.400% due 06/15/2029		56,100	56,365
Tricolor Auto Securitization Trust 6.360% due 12/15/2027		2,729	2,738
Veros Auto Receivables Trust 6.280% due 11/15/2027		4,267	4,287
VStrong Auto Receivables Trust 5.790% due 08/16/2027		1,073	1,074
Westlake Automobile Receivables Trust
4.710% due 04/17/2028		28,800	28,912
4.820% due 09/15/2027		63,803	63,833
5.440% due 05/17/2027		13,800	13,827
5.560% due 02/15/2028		17,300	17,415
5.620% due 03/15/2027		5,986	5,990
5.750% due 08/16/2027		41,647	41,753
World Omni Auto Receivables Trust
4.430% due 12/17/2029		69,100	69,406
5.270% due 09/17/2029		25,900	26,172
5.480% due 09/15/2027		1,702	1,705
5.610% due 02/15/2028		4,554	4,571
World Omni Select Auto Trust
4.980% due 02/15/2030		21,400	21,521
5.370% due 02/15/2028		16,147	16,185

			5,360,246

CASINO SERVICES 0.0%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	73,504	49,588

CMBS OTHER 0.2%
ACREC Ltd. 5.579% due 10/16/2036 •		$8,017	7,999
AREIT Trust 6.426% due 08/17/2041 •		38,100	38,239
KREF Ltd. 5.768% due 02/17/2039 •		12,137	12,159
LoanCore Issuer Ltd. 5.853% due 01/17/2037 •		11,213	11,242
M360 Ltd. 5.936% due 11/22/2038 •		86	84
MF1 LLC
5.635% due 02/18/2040 •		100,200	100,072
6.055% due 03/19/2039 •		38,000	38,162
6.953% due 09/17/2037 •		102,060	102,452
PFP Ltd. 6.144% due 09/17/2039 •		76,589	76,862

			387,271

CREDIT CARD OTHER 0.2%
Golden Credit Card Trust
1.140% due 08/15/2028		179,500	173,307
1.970% due 01/15/2029		220,500	213,002

			386,309

HOME EQUITY OTHER 4.4%
Aames Mortgage Investment Trust
5.349% due 10/25/2035 •		9,557	9,005
6.459% due 01/25/2035 •		1,069	1,042
ABFC Trust
4.694% due 01/25/2037 •		39,907	28,647
4.714% due 10/25/2036 •		33,957	30,118
4.714% due 11/25/2036 •		5,929	3,502
4.754% due 11/25/2036 •		13,342	5,422
4.854% due 09/25/2036 •		32,961	28,652
4.934% due 11/25/2036 •		2,488	1,011
5.094% due 03/25/2035 •		2,336	2,291
5.134% due 06/25/2034 •		1,650	1,657
5.214% due 09/25/2033 •		618	599
5.334% due 02/25/2034 •		1,676	1,678
5.409% due 06/25/2035 •		12,145	11,540
5.434% due 06/25/2037 •		2,209	1,843
5.439% due 03/25/2035 •		1,539	1,406
5.559% due 12/25/2032 •		21	21

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.204% due 12/25/2033 •	4,412	4,515
6.609% due 01/25/2034 •	314	188
7.134% due 07/25/2033 •	276	267
Accredited Mortgage Loan Trust
4.654% due 02/25/2037 •	17,906	17,803
4.704% due 09/25/2036 •	1,486	1,418
4.704% due 02/25/2037 •	5,000	4,739
5.034% due 07/25/2034 •	1,513	1,528
5.304% due 09/25/2035 •	2,753	2,649
5.334% due 10/25/2034 •	62	79
5.409% due 10/25/2034 •	9	11
ACE Securities Corp. Home Equity Loan Trust
4.554% due 10/25/2036 •	154	61
4.574% due 11/25/2036 •	7,476	3,067
4.614% due 07/25/2036 •	37,048	9,068
4.674% due 11/25/2036 •	27,020	11,088
4.674% due 12/25/2036 •	9,285	3,378
4.674% due 01/25/2037 •	1,029	621
4.694% due 12/25/2036 •	92,724	48,099
4.714% due 06/25/2036 •	9,991	9,542
4.714% due 07/25/2036 •	42,154	33,846
4.714% due 10/25/2036 •	39,896	19,104
4.714% due 12/25/2036 •	20,015	12,690
4.734% due 04/25/2036 •	3,826	3,727
4.734% due 07/25/2036 •	34,498	9,770
4.774% due 11/25/2036 •	6,018	2,470
4.774% due 01/25/2037 •	1,097	662
4.814% due 02/25/2036 •	4,978	4,945
4.874% due 08/25/2036 •	22,086	20,834
4.874% due 11/25/2036 •	8,082	3,316
4.874% due 12/25/2036 •	7,744	2,461
4.874% due 01/25/2037 •	19,352	4,212
4.874% due 05/25/2037 •	19,681	3,062
4.914% due 07/25/2036 •	17,703	5,272
4.934% due 07/25/2036 •	31,484	7,706
4.934% due 01/25/2037 •	1,029	621
4.974% due 08/25/2036 •	6,805	6,071
5.034% due 02/25/2036 •	313	311
5.094% due 08/25/2035 •	2,695	2,646
5.094% due 11/25/2035 •	261	283
5.334% due 09/25/2033 •	1,028	1,023
5.334% due 12/25/2034 •	941	851
5.364% due 02/25/2036 •	1,302	1,222
5.394% due 08/25/2035 •	1,718	1,433
5.409% due 06/25/2034 •	5,532	5,270
5.424% due 05/25/2035 •	3,357	2,605
5.439% due 07/25/2035 •	10,309	10,172
5.469% due 06/25/2035 •	4,396	4,173
5.484% due 12/25/2033 •	646	663
5.559% due 04/25/2035 •	3,371	3,030
5.604% due 07/25/2033 •	1,260	1,164
7.629% due 06/25/2034 •	840	706
Aegis Asset-Backed Securities Trust
4.914% due 01/25/2037 •	5,399	4,049
5.079% due 12/25/2035 •	7,863	7,396
5.184% due 03/25/2035 •	9,303	8,150
5.224% due 03/25/2035 •	2,347	1,067
5.434% due 03/25/2035 •	261	249
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates
5.139% due 10/25/2035 •	4,400	4,204
5.334% due 09/25/2034 •	1,252	1,358
5.334% due 10/25/2034 •	312	364
5.484% due 01/25/2034 •	340	342
6.159% due 10/25/2034 •	2,704	2,921
6.264% due 12/25/2034 •	6,006	5,436
6.534% due 12/25/2034 •	111	12
AFC Home Equity Loan Trust
5.034% due 09/27/2027 •	7	7
5.084% due 09/22/2028 •	13	13
5.314% due 02/25/2029 •	77	75
Ameriquest Mortgage Securities Trust
4.534% due 10/25/2036 •	7,177	2,110
4.594% due 10/25/2036 •	9,071	2,667
4.609% due 10/25/2036 •	3,131	1,730
4.674% due 10/25/2036 •	21,468	6,312
4.989% due 04/25/2036 •	9,150	8,970
5.094% due 03/25/2036 •	11,988	11,202
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.031% due 06/25/2033 •	958	907
3.620% due 04/25/2034 •	981	931
3.735% due 05/25/2034	5,525	4,699
4.391% due 11/25/2034 •	10,851	9,672
5.184% due 01/25/2036 •	4,613	4,544
5.304% due 07/25/2034 •	8	8
5.304% due 01/25/2036 •	14,093	13,728
5.349% due 01/25/2035 •	254	258

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.394% due 10/25/2035 •	2,718	2,605
5.409% due 05/25/2035 •	9,300	9,024
5.409% due 07/25/2035 •	11,300	10,922
5.409% due 09/25/2035 •	12,785	11,267
5.454% due 09/25/2034 •	510	520
5.454% due 10/25/2034 •	101	100
5.454% due 01/25/2035 •	2,072	2,023
5.484% due 05/25/2035 •	4,588	4,217
5.484% due 07/25/2035 •	9,000	8,120
5.529% due 09/25/2034 •	11,378	10,671
5.604% due 03/25/2035 •	6,952	6,692
5.709% due 08/25/2035 •	2,782	2,693
5.994% due 01/25/2035 •	2,184	2,072
6.159% due 05/25/2034 •	9,616	9,494
6.159% due 08/25/2035 •	14,800	13,704
6.189% due 10/25/2034 •	1,813	1,718
6.309% due 07/25/2034 •	744	735
6.414% due 05/25/2035 •	1,000	859
7.209% due 03/25/2033 •	52	39
7.809% due 11/25/2032 •	1,080	1,137
7.959% due 11/25/2032 •	3	2
9.684% due 02/25/2033 •	954	898
Amortizing Residential Collateral Trust
5.134% due 10/25/2031 •	7	7
5.259% due 08/25/2031 •	205	217
5.834% due 01/25/2033 •	25	26
6.234% due 07/25/2032 •	29	30
Argent Securities Trust
4.544% due 09/25/2036 •	9,175	2,949
4.614% due 07/25/2036 •	7,890	2,125
4.674% due 09/25/2036 •	4,105	1,319
4.734% due 06/25/2036 •	31,591	8,615
4.734% due 07/25/2036 •	86,297	53,593
4.754% due 05/25/2036 •	5,257	1,266
4.784% due 04/25/2036 •	18,174	9,944
4.794% due 04/25/2036 •	6,505	2,032
4.814% due 03/25/2036 •	14,012	12,932
4.914% due 06/25/2036 •	5,406	1,474
4.914% due 07/25/2036 •	5,158	1,389
4.974% due 05/25/2036 •	15,250	3,672
4.994% due 04/25/2036 •	6,469	2,020
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.062% due 10/25/2034 •	505	491
5.124% due 11/25/2035 •	25,774	22,677
5.169% due 10/25/2035 •	871	863
5.194% due 02/25/2036 •	2,674	2,161
5.559% due 11/25/2034 •	1,344	1,346
6.234% due 11/25/2034 •	3,311	3,020
6.309% due 11/25/2034 •	2,189	1,865
6.534% due 11/25/2034 •	85	83
Asset-Backed Securities Corp. Home Equity Loan Trust
3.467% due 03/25/2036 •	11,463	10,593
3.809% due 12/25/2036 •	1,797	1,738
3.921% due 01/25/2036 •	17,633	15,802
3.929% due 12/25/2036 •	14,017	13,243
4.724% due 11/25/2036 •	5,748	5,606
4.779% due 11/25/2036 •	35,132	33,849
5.334% due 06/25/2035 •	4,026	3,956
5.394% due 11/25/2035 •	16,330	14,180
5.409% due 10/25/2034 •	3,991	3,997
5.454% due 05/25/2035 •	4,979	4,916
5.454% due 07/25/2035 •	2,746	2,669
5.514% due 04/25/2035 •	3,982	3,628
5.529% due 02/25/2035 •	50	50
5.544% due 07/25/2035 •	3,794	3,415
6.076% due 03/15/2032 •	37	39
6.279% due 05/25/2035 •	7,217	6,816
Basic Asset-Backed Securities Trust 5.004% due 04/25/2036 •	7,507	7,130
Bayview Financial Acquisition Trust 4.966% due 05/28/2037 •	2,764	2,634
Bayview Financial Asset Trust
4.884% due 03/25/2037 •	3,286	3,304
5.234% due 03/25/2037 •	1,708	1,724
5.334% due 03/25/2037 •	1,786	1,804
5.584% due 03/25/2037 •	971	980
5.934% due 03/25/2037 •	899	906
Bayview Financial Mortgage Pass-Through Trust 5.311% due 04/28/2036 •	3,795	3,797
Bayview Financial Revolving Asset Trust 5.371% due 12/28/2040 •	680	678
Bear Stearns Asset-Backed Securities Trust
2.744% due 09/25/2034 •	18	17
4.694% due 02/25/2037 •	7,752	7,552
4.714% due 04/25/2037 •	4,816	4,581
4.734% due 11/25/2036 •	753	746

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.734% due 06/25/2047 •	261	258
4.754% due 08/25/2036 •	2,863	2,773
4.774% due 12/25/2036 •	4,197	4,001
4.784% due 05/25/2037 •	14,775	12,391
4.884% due 06/25/2036 •	541	540
4.884% due 01/25/2047 •	9,374	9,208
4.907% due 02/25/2036 •	6,954	6,819
4.914% due 02/25/2037 •	25,647	24,625
4.934% due 01/25/2037 •	9,248	8,996
4.974% due 11/25/2035 •	20,378	20,354
4.974% due 05/25/2036 •	20,454	19,696
4.985% due 12/25/2035 •	4,105	4,065
5.004% due 04/25/2036 •	14,253	14,011
5.109% due 08/25/2036 •	296	296
5.144% due 04/25/2035 •	3,009	3,006
5.194% due 01/25/2037 •	1,026	1,025
5.214% due 12/25/2035 •	2,685	2,683
5.234% due 10/27/2032 •	7	7
5.238% due 05/25/2035 •	663	663
5.274% due 08/25/2036 •	1,400	1,391
5.384% due 10/25/2037 •	6,115	5,974
5.409% due 02/25/2034 •	1,039	1,054
5.434% due 10/25/2037 •	6,853	6,601
5.434% due 11/25/2042 •	333	331
5.439% due 06/25/2035 •	2,897	2,835
5.454% due 10/25/2035 •	3,676	3,671
5.484% due 08/25/2037 •	674	603
5.514% due 06/25/2035 •	3,649	3,655
5.620% due 01/25/2035 •	4,342	4,385
5.789% due 12/25/2034 •	13,369	13,339
6.034% due 08/25/2037 •	29,266	25,367
7.059% due 09/25/2035 •	4,512	4,555
Bear Stearns Second Lien Trust
4.624% due 01/25/2037 •	500	492
4.874% due 08/25/2037 •	3,748	3,509
Bear Stearns Structured Products, Inc. Trust 6.434% due 03/25/2037 •	2,806	2,750
BNC Mortgage Loan Trust
4.204% due 10/25/2036 •	7,200	5,057
4.644% due 07/25/2037 •	5,412	5,014
4.754% due 11/25/2036 •	468	458
5.054% due 11/25/2036 •	40,973	21,467
Carrington Mortgage Loan Trust
4.584% due 04/25/2036 •	14,218	13,976
4.594% due 10/25/2036 •	13,275	10,077
4.654% due 01/25/2037 •	23,866	17,934
4.684% due 10/25/2036 •	4,373	3,321
4.694% due 02/25/2037 •	7,567	7,327
4.734% due 08/25/2036 •	4,351	4,229
4.854% due 12/26/2036 •	8,317	7,181
4.974% due 02/25/2036 •	9,513	8,874
5.184% due 10/25/2035 •	656	640
5.229% due 09/25/2035 •	1,217	1,201
5.424% due 06/25/2035 •	2,769	2,775
5.484% due 05/25/2035 •	3,838	3,723
6.459% due 05/25/2035 •	10,024	9,591
CDC Mortgage Capital Trust
5.349% due 11/25/2034 •	17	20
6.234% due 06/25/2034 •	376	377
Centex Home Equity Loan Trust
4.734% due 01/25/2032 •	19	19
4.746% due 06/25/2034 •	428	419
4.894% due 07/25/2032 •	40	37
4.914% due 06/25/2036 •	19,874	19,627
5.034% due 01/25/2034 •	380	393
5.089% due 09/25/2032 •	201	201
5.124% due 03/25/2035 •	1,095	1,094
5.154% due 01/25/2035 •	24	24
5.259% due 01/25/2035 •	851	834
5.364% due 09/25/2034 •	2,640	2,618
5.394% due 10/25/2035 •	4,714	4,716
5.559% due 03/25/2035 •	907	804
5.634% due 01/25/2035 •	1,291	1,244
6.164% due 03/25/2033 •	61	60
6.234% due 10/25/2035 •	12,568	12,060
6.260% due 09/25/2034	768	757
Chase Funding Loan Acquisition Trust
4.835% due 12/25/2032	547	547
5.289% due 06/25/2034 •	5,693	5,728
Chase Funding Trust
4.725% due 05/25/2033	3,596	3,446
4.934% due 05/25/2032 •	25	25
5.034% due 07/25/2033 •	6	6
5.160% due 03/25/2033 þ	1,565	1,575
CHEC Loan Trust 5.394% due 06/25/2034 •	69	71

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	30,042	30,358
Citicorp Residential Mortgage Trust
4.484% due 11/25/2036	1,179	1,158
4.502% due 06/25/2037	14,000	13,801
4.558% due 09/25/2036	18,860	18,365
Citigroup Mortgage Loan Trust
4.162% due 10/25/2037	11,859	11,451
4.494% due 07/25/2045 •	1,165	809
4.594% due 01/25/2037 •	10,245	7,495
4.604% due 05/25/2037 •	32,935	24,707
4.624% due 05/25/2037 •	29,563	19,722
4.634% due 12/25/2036 •	3,019	2,033
4.704% due 05/25/2037 •	25,635	24,276
4.714% due 12/25/2036 •	4,353	4,232
4.754% due 09/25/2036 •	4,245	3,811
4.754% due 12/25/2036 •	6,125	4,130
4.794% due 01/25/2037 •	61,203	44,770
4.809% due 12/25/2036 •	14,644	14,205
4.854% due 12/25/2036 •	5,280	5,228
4.884% due 08/25/2036 •	5,505	5,399
4.934% due 08/25/2036 •	3,350	3,330
4.934% due 01/25/2037 •	19,925	14,573
5.034% due 12/25/2035 •	11,656	11,251
5.139% due 01/25/2036 •	2,120	2,120
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates
5.379% due 10/25/2034 •	3,797	3,694
6.009% due 10/25/2034 •	499	426
Citigroup Mortgage Loan Trust, Inc.
4.694% due 03/25/2037 •	25,639	23,115
4.954% due 03/25/2036 •	3,187	2,908
5.064% due 02/25/2035 •	1,066	1,004
5.109% due 10/25/2035 •	245	241
5.124% due 10/25/2035 •	3,900	3,617
5.169% due 09/25/2035 •	833	829
5.334% due 09/25/2035 •	6,350	6,147
5.484% due 02/25/2035 •	50	43
Countrywide Asset-Backed Certificates
4.714% due 03/25/2037 •	1,762	1,756
4.724% due 05/25/2047 •	944	909
4.834% due 02/25/2037 •	1,443	1,354
4.869% due 11/25/2036 •	13,435	12,864
4.874% due 07/25/2034 •	3,757	3,696
4.914% due 03/25/2037 •	21,033	19,356
4.914% due 04/25/2037 •	4,796	4,217
4.934% due 01/25/2046 •	27,349	25,932
5.114% due 12/25/2036 •	7,117	5,776
5.334% due 09/25/2034 •	185	180
5.334% due 03/25/2047 •	5,513	4,263
5.529% due 05/25/2035 •	1,019	997
5.634% due 10/25/2035 •	1,935	1,921
6.009% due 08/25/2034 •	9,276	8,531
6.459% due 01/25/2035 •	4,674	4,550
Countrywide Asset-Backed Certificates Trust
3.685% due 04/25/2035 •	661	651
4.220% due 07/25/2034 ~	977	667
4.220% due 08/25/2034 ~	2,442	2,088
4.267% due 01/25/2037 •	10,415	10,284
4.276% due 10/25/2046 ~	139	142
4.574% due 07/25/2037 •	39,698	37,050
4.574% due 08/25/2037 •	53,642	48,730
4.614% due 06/25/2047 •	4,362	4,141
4.624% due 11/25/2037 •	10,553	10,041
4.634% due 06/25/2047 •	16,979	15,011
4.664% due 07/25/2037 •	46,686	41,251
4.664% due 10/25/2047 •	962	956
4.684% due 02/25/2036 •	5,400	5,211
4.684% due 06/25/2047 •	15,932	15,400
4.694% due 12/25/2036 •	8,140	7,466
4.694% due 11/25/2037 •	41,208	38,531
4.694% due 04/25/2046 •	17,646	16,740
4.714% due 05/25/2035 •	12,537	12,289
4.714% due 06/25/2035 •	11,732	10,676
4.714% due 02/25/2037 •	17,090	16,147
4.714% due 03/25/2037 •	13,684	13,387
4.714% due 05/25/2037 •	26,870	25,586
4.714% due 06/25/2037 •	13,645	13,018
4.714% due 04/25/2047 •	9,255	8,984
4.714% due 06/25/2047 •	37,100	34,646
4.724% due 10/25/2047 •	10,000	8,661
4.794% due 11/25/2047 •	18,176	17,339
4.798% due 05/25/2036 •	22,800	21,985
4.834% due 09/25/2037 •	23,900	21,916
4.834% due 09/25/2047 •	22,077	20,652
4.874% due 05/25/2037 •	2,005	1,930
4.874% due 06/25/2037 •	3,128	3,067

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.874% due 09/25/2037 •	4,308	4,479
4.874% due 06/25/2047 •	44,388	41,768
4.874% due 09/25/2047 •	4,913	4,919
4.884% due 02/25/2037 •	2,880	2,866
4.894% due 05/25/2037 •	10,568	9,892
4.914% due 09/25/2036 •	15,735	14,666
4.914% due 02/25/2037 •	14,159	13,583
4.914% due 12/25/2046 •	12,215	11,851
4.934% due 04/25/2046 •	1,490	1,467
4.934% due 11/25/2047 •	18,757	17,126
4.954% due 12/25/2036 •	1,722	1,646
4.954% due 09/25/2046 •	10,037	9,630
4.959% due 08/25/2036 •	990	972
4.989% due 04/25/2036 •	3,586	3,559
5.014% due 06/25/2037 •	7,512	7,309
5.034% due 06/25/2033 •	6	6
5.050% due 02/25/2036 ~	5	5
5.074% due 05/25/2047 •	19,677	14,290
5.094% due 08/25/2035 •	4,669	4,603
5.094% due 07/25/2036 •	47	47
5.115% due 10/25/2035 ~	5,000	4,601
5.134% due 12/25/2033 •	340	338
5.134% due 03/25/2036 •	4,381	3,835
5.139% due 09/25/2035 •	6,073	5,952
5.154% due 08/25/2035 •	8,200	7,525
5.169% due 04/25/2036 •	21,185	21,109
5.174% due 12/25/2034 •	653	641
5.199% due 02/25/2036 •	6,722	6,697
5.214% due 11/25/2034 •	247	238
5.270% due 02/25/2035 ~	3,538	3,469
5.274% due 10/25/2047 •	8,815	8,646
5.289% due 08/25/2034 •	59	59
5.334% due 11/25/2034 •	224	218
5.334% due 05/25/2036 •	331	326
5.409% due 10/25/2034 •	103	103
5.409% due 12/25/2035 •	676	674
5.424% due 02/25/2036 •	6,000	5,414
5.484% due 07/25/2033 •	203	203
5.484% due 11/25/2034 •	64	76
5.529% due 04/25/2036 •	11,300	11,000
5.544% due 08/25/2035 •	2,424	2,398
5.559% due 11/25/2035 •	3,267	3,237
5.572% due 11/25/2034 ~	1,888	1,853
5.574% due 01/25/2036 •	7,675	7,589
6.084% due 06/25/2035 •	4,885	4,847
6.159% due 05/25/2035 •	322	319
6.264% due 12/25/2035 •	9,836	8,930
6.309% due 12/25/2034 •	1,086	1,198
6.309% due 07/25/2035 •	6,709	6,617
6.384% due 08/25/2035 •	5,250	5,016
6.834% due 10/25/2034 •	570	561
Credit Suisse First Boston Mortgage Securities Corp.
4.562% due 01/25/2032 •	3	3
4.685% due 08/25/2032 •	85	78
5.435% due 02/25/2035 •	2,695	2,693
Credit-Based Asset Servicing & Securitization LLC
3.100% due 08/25/2035 •	6,757	6,410
3.294% due 12/25/2035 •	19,631	17,960
3.578% due 10/25/2034 •	1,470	1,399
3.646% due 12/25/2035 •	1,709	1,635
4.554% due 07/25/2037 •	4,128	2,716
4.654% due 07/25/2037 •	3,815	2,511
4.714% due 06/25/2036 •	6,826	4,613
4.774% due 07/25/2037 •	4,040	2,658
4.934% due 06/25/2036 •	15,452	10,441
5.349% due 01/25/2034 •	803	863
6.780% due 05/25/2035	1,647	1,526
Credit-Based Asset Servicing & Securitization Mortgage Loan Asset-Backed Certificates 3.378% due 11/25/2035 •	3,252	3,108
Credit-Based Asset Servicing & Securitization Trust
3.205% due 04/25/2037 •	2,027	1,159
3.221% due 01/25/2037 •	459	134
3.364% due 07/25/2036 •	14,168	13,463
4.554% due 11/25/2036 •	58	26
4.714% due 10/25/2036 •	10,457	7,507
4.894% due 11/25/2036 •	5,122	2,327
4.914% due 10/25/2036 •	1,846	1,268
DFC HEL Trust 6.309% due 12/25/2031 •	1,188	1,126
Ellington Loan Acquisition Trust
5.484% due 05/25/2037 •	28,071	27,566
5.934% due 05/25/2037 •	1,491	1,470
6.034% due 05/25/2037 •	35,744	32,111
EMC Mortgage Loan Trust
5.174% due 05/25/2040 •	29	29
5.534% due 08/25/2040 •	210	211

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.534% due 11/25/2041 •	28	28
Encore Credit Receivables Trust
5.124% due 07/25/2035 •	7,632	7,476
5.334% due 10/25/2035 •	2,270	2,262
5.334% due 01/25/2036 •	5,461	5,348
Equifirst Loan Securitization Trust 4.604% due 04/25/2037 •	24,032	22,235
EquiFirst Mortgage Loan Trust
5.439% due 04/25/2035 •	35	35
5.499% due 04/25/2035 •	1,904	1,851
5.934% due 12/25/2034 •	111	110
6.159% due 12/25/2034 •	756	737
6.234% due 04/25/2035 •	4,623	4,183
6.909% due 12/25/2034 •	501	464
8.334% due 12/25/2034 •	985	838
FBR Securitization Trust 5.139% due 11/25/2035 •	212	210
Fieldstone Mortgage Investment Trust
4.679% due 11/25/2036 •	1,553	969
4.714% due 07/25/2036 •	14,100	10,685
4.814% due 05/25/2036 •	20,733	15,454
4.919% due 11/25/2036 •	9,290	5,798
5.079% due 02/25/2036 •	6,303	5,519
5.604% due 03/25/2035 •	2,319	1,995
Finance America Mortgage Loan Trust 5.484% due 09/25/2033 •	73	73
Finance of America HECM Buyout 4.000% due 10/01/2034 ~	49,376	49,071
Financial Asset Securities Corp. AAA Trust 4.846% due 02/27/2035 •	1,197	1,146
First NLC Trust
1.656% due 05/25/2035 •	1,078	0
4.504% due 08/25/2037 •	4,020	2,009
Fremont Home Loan Trust
4.634% due 08/25/2036 •	4,609	1,439
4.654% due 01/25/2037 •	22,024	10,049
4.694% due 11/25/2036 •	20,332	7,128
4.704% due 10/25/2036 •	8,238	7,495
4.734% due 10/25/2036 •	4,915	1,966
4.754% due 08/25/2036 •	30,561	9,538
4.774% due 02/25/2036 •	5,583	5,416
4.774% due 02/25/2037 •	17,425	5,331
4.914% due 08/25/2036 •	7,824	2,442
4.934% due 05/25/2036 •	6,550	4,186
4.974% due 04/25/2036 •	28,201	25,744
5.049% due 11/25/2035 •	2,802	2,578
5.109% due 01/25/2036 •	44,985	37,388
5.304% due 11/25/2034 •	1,840	1,657
5.364% due 06/25/2035 •	1,137	1,059
5.394% due 04/25/2035 •	5,257	4,532
5.439% due 04/25/2035 •	5,809	847
5.484% due 11/25/2034 •	4,139	3,900
5.499% due 06/25/2035 •	1,955	1,927
5.589% due 06/25/2035 •	22,416	18,812
GE-WMC Mortgage Securities Trust
4.514% due 08/25/2036 •	2	1
4.694% due 08/25/2036 •	2,294	2,124
GSAA Home Equity Trust
4.554% due 05/25/2036 •	5,950	1,245
4.574% due 03/25/2036 •	19	6
4.634% due 03/25/2037 •	29,960	8,199
4.674% due 06/25/2036 •	58,976	11,030
4.754% due 06/25/2036 •	34,297	6,436
4.774% due 10/25/2036 •	35,800	8,565
4.774% due 02/25/2037 •	7,852	2,193
4.794% due 03/25/2036 •	18,996	6,120
4.794% due 05/25/2036 •	21,035	4,440
4.794% due 11/25/2036 •	16,597	4,003
4.814% due 03/25/2036 •	12,374	4,166
4.874% due 05/25/2047 •	5,172	2,999
4.894% due 04/25/2047 •	3,289	1,432
4.914% due 06/25/2036 •	2,574	657
4.934% due 01/25/2036 •	4,147	1,272
4.974% due 03/25/2036 •	21,765	9,839
5.074% due 04/25/2047 •	10,099	4,380
5.134% due 08/25/2037 •	685	674
5.169% due 06/25/2035 •	2,106	2,070
5.229% due 08/25/2035 •	4,304	4,232
5.344% due 09/25/2035 ~	149	100
5.409% due 06/25/2034 •	489	486
5.679% due 09/25/2036 ~	8,971	2,283
5.772% due 11/25/2036 ~	6,862	1,896
5.917% due 03/25/2037 ~	33,089	5,981
6.000% due 11/25/2037	540	276
6.376% due 09/25/2036 þ	8,066	2,048
6.423% due 11/25/2036 þ	19,917	5,493

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.483% due 03/25/2037 þ	9,230	2,486
6.500% due 10/25/2037	4,924	2,771
6.500% due 11/25/2037	12,684	4,587
6.692% due 09/25/2036 þ	8,832	2,240
6.948% due 06/25/2036 þ	18,310	4,082
GSAA Trust 6.720% due 04/25/2034 þ	1,711	1,699
GSAMP Trust
2.520% due 10/25/2036 •	1,494	7
4.504% due 12/25/2036 •	621	308
4.524% due 01/25/2037 •	5,974	3,601
4.554% due 12/25/2036 •	913	453
4.594% due 08/25/2036 •	4,308	3,501
4.594% due 11/25/2036 •	901	420
4.604% due 12/25/2036 •	4,833	2,396
4.614% due 11/25/2035 •	179	14
4.694% due 12/25/2046 •	4,777	2,537
4.704% due 03/25/2047 •	11,105	8,491
4.714% due 06/25/2036 •	3,584	3,519
4.714% due 08/25/2036 •	4,418	4,333
4.714% due 11/25/2036 •	55,719	25,915
4.734% due 06/25/2036 •	26,644	14,750
4.734% due 12/25/2036 •	397	394
4.754% due 04/25/2036 •	1,736	1,156
4.774% due 01/25/2037 •	1,068	1,047
4.804% due 03/25/2047 •	1,894	1,448
4.834% due 11/25/2036 •	12,314	5,742
4.884% due 06/25/2036 •	7,100	6,032
4.914% due 06/25/2036 •	3,229	1,780
4.914% due 08/25/2036 •	21,148	19,884
4.954% due 02/25/2046 •	447	418
4.974% due 02/25/2036 •	7,753	7,507
5.079% due 11/25/2035 •	8,122	7,881
5.109% due 11/25/2035 •	61	60
5.214% due 07/25/2045 •	2,998	2,999
5.319% due 07/25/2045 •	6,976	6,465
5.334% due 11/25/2035 •	2,784	2,719
5.379% due 11/25/2035 •	4,016	3,596
5.409% due 03/25/2035 •	2,860	2,732
6.159% due 12/25/2034 •	5,198	5,075
Home Equity Asset Trust
4.668% due 10/25/2035 •	2,486	2,466
4.734% due 10/25/2036 •	624	628
4.734% due 11/25/2036 •	304	298
5.004% due 05/25/2036 •	14,758	15,060
5.049% due 04/25/2036 •	310	308
5.094% due 04/25/2036 •	7,055	6,748
5.139% due 01/25/2036 •	3,056	2,925
5.139% due 02/25/2036 •	14,696	15,636
5.139% due 04/25/2036 •	14,015	13,816
5.194% due 11/25/2032 •	128	119
5.379% due 11/25/2035 •	6,325	6,194
5.379% due 12/25/2035 •	2,810	2,715
5.499% due 08/25/2035 •	2,610	2,516
5.634% due 06/25/2032 •	120	119
5.634% due 07/25/2035 •	5,140	5,097
5.934% due 03/25/2035 •	771	716
6.084% due 12/25/2034 •	1,215	1,218
6.634% due 06/25/2034 •	1,688	1,693
6.984% due 03/25/2033 •	3,044	2,878
Home Equity Mortgage Loan Asset-Backed Trust
4.594% due 11/25/2036 •	7,863	7,124
4.594% due 07/25/2037 •	342	188
4.604% due 04/25/2037 •	3,122	2,209
4.624% due 04/25/2037 •	1,162	787
4.624% due 07/25/2037 •	44,109	17,470
4.634% due 07/25/2037 •	14,628	8,032
4.654% due 04/25/2037 •	36,921	28,477
4.674% due 11/25/2036 •	7,998	6,502
4.754% due 04/25/2037 •	7,692	6,786
4.914% due 08/25/2036 •	12,438	11,580
4.994% due 06/25/2036 •	7,668	6,989
5.034% due 03/25/2036 •	18,639	16,955
5.094% due 03/25/2036 •	14,642	13,806
5.214% due 10/25/2035 •	13,050	12,435
5.499% due 08/25/2035 •	8,950	8,822
HSI Asset Loan Obligation Trust 6.230% due 12/25/2036 þ	12,020	3,956
HSI Asset Securitization Corp. Trust
4.534% due 10/25/2036 •	2,193	743
4.574% due 12/25/2036 •	26,656	23,052
4.574% due 01/25/2037 •	44,263	33,502
4.654% due 10/25/2036 •	15,178	5,156
4.714% due 10/25/2036 •	4,312	1,177
4.754% due 10/25/2036 •	7,736	2,638
4.774% due 12/25/2036 •	25,886	6,194

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.809% due 05/25/2037 •	1,687	1,671
4.814% due 04/25/2037 •	13,598	6,758
4.914% due 10/25/2036 •	1,723	590
4.929% due 02/25/2036 •	5,004	4,806
4.954% due 04/25/2037 •	6,870	3,422
4.959% due 02/25/2036 •	16,250	13,820
5.019% due 12/25/2035 •	5,768	5,538
5.019% due 01/25/2036 •	2,150	2,137
5.049% due 01/25/2036 •	7,185	6,870
5.214% due 01/25/2036 •	5,700	4,928
IXIS Real Estate Capital Trust
4.494% due 05/25/2037 •	5,138	1,067
4.544% due 05/25/2037 •	10,197	2,117
4.594% due 05/25/2037 •	31,851	6,612
4.734% due 01/25/2037 •	74,795	25,346
4.754% due 08/25/2036 •	58,195	15,982
4.834% due 03/25/2036 •	9,405	4,909
4.954% due 08/25/2036 •	29,547	8,113
5.379% due 02/25/2035 •	336	341
JP Morgan Mortgage Acquisition Corp.
2.924% due 10/25/2035 •	6,100	5,321
4.944% due 02/25/2036 •	2,571	2,547
4.974% due 03/25/2036 •	33,008	31,758
5.019% due 05/25/2035 •	199	197
5.019% due 01/25/2036 •	10,289	10,469
5.079% due 05/25/2035 •	16,317	14,109
5.139% due 09/25/2035 •	3,189	3,159
5.364% due 06/25/2035 •	16,467	15,574
5.409% due 12/25/2035 •	8,591	8,073
5.499% due 06/25/2035 •	11,812	9,802
JP Morgan Mortgage Acquisition Trust
4.262% due 11/25/2036 •	8,582	8,069
4.559% due 11/25/2036 •	1,794	1,900
4.654% due 08/25/2036 •	1,956	1,469
4.664% due 05/25/2037 •	22,617	22,172
4.674% due 05/25/2037 •	32,875	30,108
4.694% due 08/25/2036 •	2,366	2,336
4.704% due 07/25/2036 •	19,899	18,002
4.754% due 03/25/2037 •	2,030	2,017
4.839% due 07/25/2036 •	11,716	11,578
4.869% due 05/25/2036 •	21,242	19,270
4.914% due 04/25/2036 •	13,723	14,066
4.914% due 08/25/2036 •	16,458	12,355
5.094% due 07/25/2036 •	3,200	3,030
5.229% due 01/25/2037 •	2,350	2,127
6.330% due 07/25/2036	4,798	1,285
6.910% due 07/25/2036	6,840	1,829
Long Beach Mortgage Loan Trust
4.614% due 09/25/2036 •	9,802	2,606
4.634% due 12/25/2036 •	13,551	4,655
4.654% due 11/25/2036 •	6,551	1,967
4.674% due 08/25/2036 •	5,485	2,206
4.724% due 07/25/2036 •	12,023	8,323
4.734% due 05/25/2036 •	42,998	22,637
4.734% due 06/25/2036 •	52,602	24,715
4.734% due 07/25/2036 •	8,899	3,525
4.734% due 09/25/2036 •	36,459	23,422
4.744% due 08/25/2036 •	24,849	12,849
4.744% due 10/25/2036 •	39,906	21,795
4.754% due 05/25/2036 •	8,292	2,426
4.754% due 08/25/2036 •	55,279	22,255
4.754% due 09/25/2036 •	2,908	777
4.754% due 10/25/2036 •	47,295	14,703
4.754% due 12/25/2036 •	21,556	14,731
4.754% due 05/25/2046 •	5,498	5,243
4.774% due 12/25/2036 •	32,532	11,202
4.814% due 03/25/2046 •	68,582	24,253
4.834% due 01/25/2036 •	12,366	12,055
4.874% due 02/25/2036 •	7,032	6,938
4.874% due 11/25/2036 •	11,823	3,552
4.894% due 12/25/2036 •	22,339	7,701
4.914% due 08/25/2036 •	21,170	8,532
4.954% due 05/25/2036 •	25,222	7,415
5.034% due 01/25/2036 •	30,689	28,717
5.064% due 01/25/2046 •	37,402	35,999
5.214% due 08/25/2035 •	307	302
5.229% due 06/25/2034 •	855	879
5.289% due 07/25/2034 •	1,257	1,243
5.559% due 07/25/2033 •	2,003	1,989
5.634% due 11/25/2034 •	3,142	2,985
5.664% due 06/25/2033 •	1,584	1,641
5.859% due 02/25/2035 •	8,445	7,832
7.509% due 03/25/2033 •	17	17
MASTR Asset-Backed Securities Trust
4.534% due 08/25/2036 •	4,673	1,577
4.534% due 10/25/2036 •	36,724	11,976

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.534% due 11/25/2036 •	293	88
4.534% due 01/25/2037 •	39,262	11,106
4.634% due 08/25/2036 •	9,868	2,896
4.634% due 10/25/2036 •	7,043	3,440
4.634% due 11/25/2036 •	13,130	7,764
4.634% due 01/25/2037 •	31,205	8,827
4.654% due 08/25/2036 •	6,544	2,399
4.674% due 10/25/2036 •	30,283	9,886
4.694% due 10/25/2036 •	29,441	13,024
4.724% due 10/25/2036 •	51,195	19,491
4.724% due 01/25/2037 •	25,134	6,572
4.734% due 03/25/2036 •	6,121	3,631
4.734% due 04/25/2036 •	24,158	4,903
4.734% due 08/25/2036 •	47,576	15,548
4.734% due 05/25/2037 •	5,773	5,057
4.754% due 08/25/2036 •	7,889	2,679
4.754% due 10/25/2036 •	6,264	3,059
4.754% due 01/25/2037 •	34,458	9,746
4.834% due 04/25/2036 •	62,497	9,570
4.854% due 10/25/2036 •	8,215	4,012
4.854% due 11/25/2036 •	17,807	5,319
4.854% due 05/25/2037 •	706	686
4.874% due 11/25/2036 •	2,435	1,440
4.894% due 01/25/2037 •	21,475	6,074
4.914% due 06/25/2036 •	3,770	1,310
4.914% due 08/25/2036 •	48,508	15,660
4.924% due 10/25/2036 •	5,688	2,175
4.954% due 06/25/2036 •	1,473	1,372
4.974% due 02/25/2036 •	8,956	3,266
5.004% due 01/25/2036 •	1,515	1,513
5.049% due 01/25/2036 •	11,805	10,413
5.184% due 03/25/2035 •	7,635	7,192
5.184% due 10/25/2035 •	10,120	9,671
5.409% due 05/25/2035 •	516	539
5.439% due 03/25/2035 •	3,073	3,067
5.484% due 05/25/2035 •	2,000	1,982
5.584% due 08/25/2037 •	16,135	14,163
9.084% due 05/25/2033 •	2,821	2,707
MASTR Specialized Loan Trust
4.954% due 02/25/2036 •	1,051	1,031
5.174% due 01/25/2037 •	9,226	3,560
Merrill Lynch First Franklin Mortgage Loan Trust
4.774% due 04/25/2037 •	33,704	12,878
4.774% due 05/25/2037 •	13,624	9,837
4.914% due 05/25/2037 •	24,059	17,487
4.934% due 04/25/2037 •	20,644	7,940
5.074% due 05/25/2037 •	15,033	10,996
5.284% due 10/25/2037 •	25,299	15,328
Merrill Lynch Mortgage Investors Trust
3.871% due 03/25/2037	21,519	4,254
4.242% due 11/25/2037 •	14,270	6,894
4.400% due 11/25/2037 •	27,311	8,530
4.574% due 04/25/2047 •	8,308	3,298
4.634% due 05/25/2037 •	2,789	307
4.634% due 07/25/2037 •	3,592	752
4.674% due 10/25/2037 •	20,160	2,982
4.724% due 08/25/2037 •	6,674	6,103
4.734% due 06/25/2037 •	13,966	3,669
4.734% due 08/25/2037 •	1,725	1,706
4.734% due 09/25/2037 •	42,666	12,017
4.754% due 03/25/2037 •	5,006	1,311
4.754% due 04/25/2037 •	9,482	4,435
4.754% due 05/25/2037 •	5,745	3,416
4.754% due 07/25/2037 •	2,502	1,423
4.764% due 03/25/2037 •	19,659	6,518
4.804% due 05/25/2037 •	7,006	1,973
4.814% due 04/25/2047 •	23,231	9,223
4.914% due 08/25/2037 •	971	790
4.934% due 03/25/2037 •	24,706	19,117
4.974% due 04/25/2047 •	1,407	558
5.034% due 12/25/2036 •	8,986	8,695
5.034% due 01/25/2037 •	14,305	13,501
5.154% due 05/25/2036 •	34	34
5.184% due 09/25/2035 •	1,723	1,714
5.229% due 09/25/2035 •	44	43
5.304% due 05/25/2036 •	4,037	3,366
5.334% due 02/25/2047 •	22,236	13,055
5.364% due 07/25/2035 •	6,062	6,069
5.379% due 02/25/2036 •	1,259	1,259
5.409% due 04/25/2036 •	1,814	1,793
5.439% due 06/25/2036 •	2,875	2,329
5.469% due 02/25/2036 •	498	476
5.559% due 08/25/2036 •	1,353	1,561
6.909% due 06/25/2034 •	298	296
7.996% due 04/25/2035 •	260	212

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

MESA Trust 7.659% due 11/25/2031 •	708	613
Morgan Stanley ABS Capital, Inc. Trust
4.494% due 05/25/2037 •	4,320	3,895
4.534% due 10/25/2036 •	3,884	1,695
4.544% due 03/25/2037 •	2,651	1,129
4.564% due 10/25/2036 •	13,176	11,678
4.564% due 12/25/2036 •	39,698	24,685
4.564% due 01/25/2037 •	19,966	9,195
4.574% due 10/25/2036 •	33,838	14,767
4.574% due 11/25/2036 •	2,462	1,170
4.574% due 05/25/2037 •	20,144	17,151
4.584% due 10/25/2036 •	13,933	7,219
4.584% due 12/25/2036 •	3,827	1,908
4.594% due 09/25/2036 •	219	94
4.614% due 02/25/2037 •	23,691	7,520
4.614% due 03/25/2037 •	23,609	10,060
4.614% due 05/25/2037 •	10,030	9,045
4.624% due 05/25/2037 •	12,039	9,263
4.634% due 09/25/2036 •	2,591	1,118
4.634% due 11/25/2036 •	1,451	822
4.634% due 02/25/2037 •	8,258	3,594
4.634% due 05/25/2037 •	3,240	1,857
4.654% due 10/25/2036 •	1,198	523
4.654% due 11/25/2036 •	9,976	4,740
4.664% due 10/25/2036 •	7,959	4,124
4.664% due 02/25/2037 •	28,783	9,138
4.684% due 12/25/2036 •	4,131	2,060
4.684% due 03/25/2037 •	39,262	16,730
4.684% due 05/25/2037 •	15,578	14,048
4.694% due 09/25/2036 •	40,623	18,004
4.694% due 02/25/2037 •	20,036	8,720
4.694% due 05/25/2037 •	9,679	7,447
4.714% due 08/25/2036 •	25,969	12,949
4.734% due 06/25/2036 •	4,873	2,423
4.734% due 09/25/2036 •	13,257	4,558
4.754% due 09/25/2036 •	23,011	9,925
4.764% due 02/25/2037 •	6,862	2,987
4.894% due 09/25/2036 •	3,499	1,509
4.934% due 04/25/2036 •	11,404	10,888
4.934% due 08/25/2036 •	10,437	5,204
4.974% due 03/25/2036 •	4,154	4,072
5.034% due 12/25/2035 •	17,250	16,114
5.054% due 12/25/2035 •	4,407	4,336
5.094% due 01/25/2035 •	947	957
5.109% due 09/25/2035 •	293	281
5.139% due 02/25/2035 •	572	567
5.174% due 01/25/2034 •	4,426	4,492
5.214% due 01/25/2035 •	3,198	3,224
5.244% due 04/25/2034 •	1,935	1,934
5.259% due 08/25/2034 •	97	95
5.319% due 11/25/2034 •	1,649	1,575
5.334% due 05/25/2034 •	8,418	8,858
5.334% due 08/25/2034 •	10,017	10,297
5.349% due 07/25/2034 •	1,589	1,613
5.349% due 09/25/2034 •	6,630	6,621
5.364% due 07/25/2035 •	2,665	2,608
5.394% due 03/25/2035 •	4,361	4,197
5.409% due 07/25/2034 •	233	248
5.409% due 07/25/2035 •	3,750	3,314
5.424% due 06/25/2035 •	1,468	1,463
5.469% due 01/25/2035 •	2,114	1,885
5.469% due 03/25/2035 •	2,526	2,251
5.469% due 07/25/2035 •	1,995	1,956
5.494% due 09/25/2034 •	323	335
5.514% due 03/25/2033 •	8	8
5.529% due 01/25/2035 •	2,614	2,309
5.684% due 07/25/2037 •	14,010	12,461
8.234% due 02/25/2047 •	23,884	19,769
Morgan Stanley Capital, Inc. Trust
4.794% due 03/25/2036 •	2,016	1,682
4.974% due 03/25/2036 •	71,024	59,266
4.989% due 01/25/2036 •	15,700	12,936
5.014% due 01/25/2036 •	7,117	6,914
5.014% due 02/25/2036 •	2,497	2,483
Morgan Stanley Dean Witter Capital, Inc. Trust 5.784% due 02/25/2033 •	203	215
Morgan Stanley Home Equity Loan Trust
4.534% due 12/25/2036 •	3,102	1,484
4.534% due 04/25/2037 •	5,743	2,979
4.574% due 12/25/2036 •	38,130	18,250
4.604% due 04/25/2037 •	8,114	4,210
4.754% due 04/25/2036 •	6,566	4,579
4.784% due 04/25/2037 •	17,084	8,866
4.944% due 02/25/2036 •	637	604
4.954% due 04/25/2036 •	10,010	6,976

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.424% due 05/25/2035 •	4,303	4,250
Morgan Stanley IXIS Real Estate Capital Trust
4.574% due 11/25/2036 •	7,704	2,479
4.654% due 11/25/2036 •	28,580	9,198
4.734% due 07/25/2036 •	6,266	2,460
4.734% due 11/25/2036 •	1,464	471
4.874% due 11/25/2036 •	19,542	6,289
4.894% due 07/25/2036 •	24,387	9,575
Morgan Stanley Mortgage Loan Trust
4.774% due 10/25/2036 •	2,129	593
4.774% due 11/25/2036 •	19,641	3,589
5.750% due 04/25/2037 «~	2,155	1,043
6.000% due 02/25/2037 ~	107	101
6.122% due 01/25/2047	90	86
6.254% due 01/25/2047	5,614	2,612
6.263% due 01/25/2047	7,001	2,053
6.419% due 09/25/2046 þ	13,126	2,842
6.465% due 09/25/2046 þ	3,514	1,149
6.604% due 09/25/2046	9,155	1,981
Morgan Stanley Structured Trust 4.734% due 06/25/2037 •	44,140	40,629
Nationstar Home Equity Loan Trust
4.609% due 06/25/2037 •	179	175
4.684% due 06/25/2037 •	2,765	2,438
4.839% due 03/25/2037 •	2,218	2,202
4.854% due 03/25/2037 •	11,347	10,947
4.884% due 03/25/2037 •	8,000	7,269
4.974% due 09/25/2036 •	27,112	26,825
4.989% due 09/25/2036 •	1,338	1,280
5.049% due 04/25/2037 •	17,031	16,334
5.074% due 04/25/2037 •	1,592	1,579
New Century Home Equity Loan Trust
4.794% due 05/25/2036 •	6,492	6,517
4.848% due 11/25/2033	36	32
5.079% due 12/25/2035 •	4,913	4,726
5.169% due 10/25/2035 •	35,480	30,801
5.174% due 08/25/2034 •	84	85
5.199% due 02/25/2035 •	11,202	10,847
5.214% due 03/25/2035 •	807	804
5.379% due 09/25/2035 •	9,230	9,133
5.409% due 06/25/2035 •	4,529	4,463
5.439% due 07/25/2035 •	9,333	9,284
5.484% due 07/25/2035 •	32,115	31,554
5.499% due 03/25/2035 •	2,853	2,844
5.559% due 03/25/2035 •	3,758	3,690
Newcastle Mortgage Securities Trust
4.624% due 04/25/2037 •	12,402	12,034
4.664% due 04/25/2037 •	2,234	2,217
4.774% due 04/25/2037 •	14,485	13,449
4.934% due 04/25/2037 •	7,785	6,699
5.154% due 03/25/2036 •	5,500	5,443
5.289% due 03/25/2036 •	16,347	15,512
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.734% due 07/25/2036 •	20,159	18,913
4.869% due 03/25/2036 •	208	208
4.914% due 03/25/2036 •	4,024	3,966
5.064% due 02/25/2036 •	2,233	2,087
5.094% due 11/25/2035 •	7,074	6,824
NovaStar Mortgage Funding Trust
4.614% due 09/25/2037 •	26,000	24,783
4.694% due 03/25/2037 •	85,716	55,757
4.734% due 06/25/2036 •	1,191	872
4.774% due 01/25/2037 •	1,081	358
5.124% due 01/25/2036 •	11,300	10,594
5.169% due 01/25/2036 •	14,301	13,856
5.259% due 06/25/2034 •	213	211
5.319% due 01/25/2036 •	3,000	2,621
5.349% due 10/25/2035 •	10,291	10,037
5.604% due 06/25/2035 •	21,000	20,912
Option One Mortgage Loan Trust
4.554% due 03/25/2037 •	766	747
4.564% due 07/25/2037 •	3,553	2,290
4.574% due 03/25/2037 •	52,348	31,608
4.584% due 03/25/2037 •	36,929	18,250
4.604% due 05/25/2037 •	5,991	3,215
4.614% due 04/25/2037 •	20,261	11,323
4.614% due 07/25/2037 •	4,173	2,689
4.624% due 07/25/2037 •	842	748
4.634% due 07/25/2036 •	7,511	4,318
4.654% due 04/25/2037 •	99,656	68,756
4.654% due 05/25/2037 •	91,217	54,917
4.674% due 04/25/2037 •	6,618	3,518
4.684% due 03/25/2037 •	4,558	2,252
4.714% due 01/25/2037 •	26,859	16,765
4.714% due 02/25/2037 •	28,813	15,270
4.734% due 05/25/2037 •	6,853	3,676

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.744% due 04/25/2037 •	2,851	1,616
5.004% due 01/25/2036 •	54,206	42,425
5.229% due 05/25/2034 •	1,764	1,787
5.304% due 05/25/2035 •	3,941	3,359
5.334% due 01/25/2034 •	9,051	8,653
5.859% due 11/25/2034 •	11	12
Option One Mortgage Loan Trust Asset-Backed Certificates
5.064% due 12/25/2035 •	2,349	2,292
5.094% due 12/25/2035 •	8,709	7,641
5.124% due 11/25/2035 •	8,338	8,045
5.169% due 11/25/2035 •	5,889	5,066
5.289% due 10/25/2032 •	1,062	1,234
Ownit Mortgage Loan Trust
3.136% due 10/25/2035 þ	6,034	3,380
4.714% due 10/25/2037 •	8,640	9,244
4.734% due 07/25/2037 •	13,518	12,227
4.929% due 03/25/2037 •	9,242	9,299
4.954% due 07/25/2037 •	6,271	5,673
5.109% due 06/25/2036 •	4,866	4,152
5.334% due 10/25/2036 •	5,582	5,307
5.454% due 03/25/2036 •	3,219	2,827
Park Place Securities, Inc. 5.379% due 09/25/2035 •	4,000	3,557
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.154% due 05/25/2035 •	3,000	2,977
5.169% due 08/25/2035 •	47	47
5.169% due 09/25/2035 •	1,378	1,352
5.214% due 08/25/2035 •	4,000	3,790
5.259% due 07/25/2035 •	17,000	16,403
5.364% due 05/25/2035 •	22,971	21,660
5.409% due 07/25/2035 •	21,655	18,299
5.439% due 06/25/2035 •	10,750	10,356
5.469% due 05/25/2035 •	4,784	3,887
5.484% due 10/25/2034 •	2,499	2,471
5.484% due 06/25/2035 •	4,641	4,002
5.604% due 03/25/2035 •	17,052	15,713
5.754% due 01/25/2036 •	5,941	5,695
6.009% due 02/25/2035 •	11,987	11,802
6.159% due 02/25/2035 •	3,247	2,980
6.204% due 10/25/2034 •	17,186	16,452
6.234% due 09/25/2034 •	2,610	2,519
6.234% due 12/25/2034 •	15,163	15,100
6.309% due 10/25/2034 •	3,846	3,420
6.309% due 12/25/2034 •	8,426	7,966
6.534% due 09/25/2034 •	3,062	2,637
People's Choice Home Loan Securities Trust 6.159% due 10/25/2034 •	4,024	3,642
People's Financial Realty Mortgage Securities Trust
4.564% due 09/25/2036 •	27,879	5,187
4.574% due 09/25/2036 •	24,873	6,138
Popular ABS Mortgage Pass-Through Trust
4.744% due 06/25/2047 •	7,786	7,263
4.929% due 07/25/2036 •	1,775	1,696
4.974% due 05/25/2036 •	2,393	2,266
5.304% due 02/25/2036 •	1,161	1,104
5.917% due 04/25/2035	2,424	2,388
RAAC Trust
4.934% due 02/25/2037 •	2,572	2,527
5.134% due 11/25/2046 •	954	876
5.194% due 10/25/2046 •	5,122	5,004
5.409% due 02/25/2046 •	18,406	18,159
6.084% due 05/25/2039 •	1,261	1,307
RCKT Mortgage Trust
5.344% due 09/25/2044 þ	23,337	23,352
6.025% due 02/25/2044 «~	10,494	10,562
6.141% due 04/25/2044 ~	54,846	55,274
6.147% due 06/25/2044 þ	62,212	62,803
Renaissance Home Equity Loan Trust
3.733% due 08/25/2033 •	549	501
5.512% due 04/25/2037 þ	6,555	1,494
5.580% due 11/25/2036	12,329	3,984
5.612% due 04/25/2037	853	198
5.675% due 06/25/2037 þ	3,891	967
5.731% due 11/25/2036 þ	548	182
5.744% due 06/25/2037	137,503	34,597
5.761% due 04/25/2037 þ	2,781	663
5.797% due 08/25/2036	662	236
5.812% due 11/25/2036 þ	9,025	3,038
5.879% due 06/25/2037	8,523	2,197
5.893% due 06/25/2037	6,639	1,715
5.906% due 06/25/2037	23,928	6,196
6.011% due 05/25/2036 þ	9,006	4,185
6.066% due 02/25/2036	270	229
6.115% due 08/25/2036 þ	17,329	6,507
6.120% due 11/25/2036	683	242
6.203% due 06/25/2037	38,172	10,556

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

7.750% due 09/25/2037 þ	29,148	11,541
Residential Asset Mortgage Products Trust
4.779% due 12/25/2036 •	15,000	14,114
4.874% due 12/25/2035 •	16,070	14,518
4.974% due 02/25/2036 •	1,196	1,161
5.079% due 02/25/2036 •	2,203	2,145
5.134% due 12/25/2035 •	19,740	17,770
5.184% due 04/25/2034 •	2,245	2,252
5.304% due 04/25/2034 •	1,210	1,220
5.304% due 10/25/2035 •	11,246	10,892
5.319% due 11/25/2035 •	7,000	6,695
5.379% due 09/25/2035 •	9,042	8,877
5.379% due 10/25/2035 •	700	611
5.484% due 08/25/2035 •	1,342	1,327
5.499% due 07/25/2035 •	5,664	5,605
6.009% due 04/25/2034 •	1,625	1,618
6.114% due 08/25/2035 •	12,534	11,697
6.414% due 04/25/2034 •	2,821	2,907
Residential Asset Securities Corp. Trust
4.654% due 02/25/2037 •	5,426	5,300
4.674% due 10/25/2036 •	17,757	17,504
4.684% due 11/25/2036 •	60,266	53,940
4.714% due 07/25/2036 •	15,298	14,977
4.714% due 09/25/2036 •	990	980
4.774% due 11/25/2036 •	6,394	5,983
4.854% due 04/25/2037 •	5,388	5,261
4.874% due 01/25/2037 •	4,030	3,923
4.944% due 04/25/2036 •	23,954	21,958
4.954% due 07/25/2036 •	9,424	8,370
4.974% due 07/25/2036 •	19,514	17,088
4.994% due 04/25/2036 •	2,602	2,604
5.034% due 02/25/2036 •	3,530	3,524
5.049% due 11/25/2035 •	14,462	13,803
5.094% due 10/25/2035 •	9,027	8,810
5.114% due 04/25/2037 •	29,582	28,758
5.114% due 05/25/2037 •	495	492
5.136% due 04/25/2034 •	876	863
5.139% due 09/25/2035 •	6,869	6,587
5.139% due 11/25/2035 •	243	237
5.154% due 01/25/2036 •	1,690	1,672
5.274% due 09/25/2034 •	454	444
5.304% due 11/25/2035 •	10,475	9,104
5.319% due 12/25/2035 •	1,516	1,379
5.334% due 11/25/2035 •	6,537	6,435
5.394% due 08/25/2035 •	3,148	3,126
5.469% due 08/25/2035 •	4,230	4,134
5.679% due 03/25/2035 •	530	522
5.980% due 09/25/2034 ~	895	834
6.159% due 11/25/2034 •	103	103
6.159% due 08/25/2035 •	4,551	4,391
6.234% due 01/25/2034 •	2,163	2,192
6.234% due 04/25/2035 •	1,982	1,931
6.384% due 11/25/2034 •	802	799
6.909% due 11/25/2034 •	1,948	1,926
Saxon Asset Securities Trust
1.788% due 11/25/2035 •	12,994	9,675
1.814% due 05/25/2035 •	1,658	1,356
4.056% due 12/25/2033 •	1,275	1,237
4.614% due 05/25/2037 •	22,057	16,096
4.744% due 09/25/2037 •	7,770	7,481
4.924% due 09/25/2047 •	4,148	3,513
5.109% due 11/25/2037 •	8,384	8,118
5.154% due 11/25/2037 •	4,873	4,145
5.229% due 03/25/2031 •	148	127
5.364% due 11/25/2037 •	5,421	4,416
5.409% due 12/26/2034 •	186	170
6.184% due 12/25/2037 •	4,775	4,169
9.309% due 12/26/2034 •	532	75
Securitized Asset-Backed Receivables LLC Trust
4.554% due 12/25/2036 •	444	95
4.634% due 07/25/2036 •	19,282	7,578
4.694% due 12/25/2036 •	6,052	5,643
4.714% due 07/25/2036 •	9,932	8,439
4.734% due 07/25/2036 •	19,235	7,560
4.734% due 09/25/2036 •	3,785	1,270
4.754% due 07/25/2036 •	5,022	1,649
4.754% due 12/25/2036 •	28,628	6,159
4.834% due 12/25/2036 •	65,950	24,012
4.914% due 07/25/2036 •	3,520	1,383
5.079% due 10/25/2035 •	3,241	2,623
5.109% due 01/25/2035 •	730	668
5.154% due 10/25/2035 •	963	834
SG Mortgage Securities Trust
4.714% due 10/25/2036 •	13,983	12,779
4.754% due 07/25/2036 •	8,443	1,753
4.894% due 07/25/2036 •	7,902	1,647

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.974% due 02/25/2036 •	1,181	584
5.139% due 10/25/2035 •	2,000	1,867
Soundview Home Loan Trust
4.107% due 04/25/2035 •	464	450
4.514% due 06/25/2037 •	3,794	2,498
4.584% due 06/25/2037 •	10,544	6,942
4.604% due 07/25/2037 •	1,304	1,152
4.604% due 08/25/2037 •	7,755	6,786
4.634% due 06/25/2037 •	122,772	83,510
4.644% due 06/25/2037 •	15,544	10,234
4.654% due 01/25/2037 •	576	418
4.654% due 02/25/2037 •	181	48
4.714% due 06/25/2037 •	4,645	3,058
4.734% due 03/25/2037 •	7,971	7,629
4.754% due 01/25/2037 •	29,109	21,124
4.774% due 11/25/2036 •	59,355	16,154
4.839% due 12/25/2036 •	8,717	8,676
4.894% due 06/25/2036 •	4,296	4,157
4.899% due 02/25/2036 •	10,561	9,952
4.899% due 06/25/2036 •	1,209	1,080
4.914% due 07/25/2036 •	9,065	8,318
4.914% due 01/25/2037 •	12,669	9,193
4.934% due 10/25/2036 •	19,785	18,964
4.934% due 11/25/2036 •	6,360	6,023
4.951% due 03/25/2036 •	942	832
4.989% due 03/25/2036 •	14,893	14,677
5.034% due 01/25/2037 •	15,797	15,323
5.124% due 12/25/2035 •	7,544	7,037
5.174% due 02/25/2037 •	19,254	5,192
5.184% due 06/25/2035 •	17,750	16,180
5.184% due 03/25/2036 •	286	284
5.289% due 01/25/2035 •	100	86
5.334% due 10/25/2037 •	1,748	1,342
5.384% due 09/25/2037 •	3,130	2,618
5.409% due 08/25/2035 •	8,802	6,608
5.409% due 11/25/2035 •	3,946	3,893
5.469% due 05/25/2035 •	3,380	3,384
5.514% due 07/25/2035 •	948	945
5.734% due 11/25/2033 •	29	32
Structured Asset Investment Loan Trust
4.694% due 07/25/2036 •	27,464	20,206
4.714% due 06/25/2036 •	8,980	8,768
4.734% due 07/25/2036 •	261	258
4.779% due 07/25/2036 •	30,874	17,725
5.034% due 01/25/2036 •	263	259
5.049% due 01/25/2036 •	42,827	34,794
5.054% due 01/25/2036 •	29,076	27,383
5.064% due 11/25/2035 •	9,011	8,842
5.154% due 04/25/2033 •	115	123
5.154% due 04/25/2035 •	334	330
5.154% due 07/25/2035 •	8,270	7,975
5.154% due 10/25/2035 •	15,567	15,252
5.169% due 09/25/2035 •	19,270	17,365
5.184% due 07/25/2035 •	2,499	2,388
5.199% due 08/25/2035 •	11,662	11,407
5.214% due 02/25/2035 •	4,287	4,233
5.214% due 03/25/2035 •	6,615	6,357
5.259% due 05/25/2034 •	247	239
5.334% due 04/25/2035 •	17,440	16,436
5.364% due 09/25/2034 •	229	194
5.364% due 06/25/2035 •	1,355	1,309
5.384% due 07/25/2033 •	583	569
5.384% due 08/25/2033 •	2,731	2,649
5.409% due 01/25/2035 •	4,200	3,909
5.409% due 05/25/2035 •	25,492	23,348
5.514% due 05/25/2035 •	1,148	724
5.559% due 07/25/2033 •	414	410
5.709% due 11/25/2034 •	5,203	5,447
5.709% due 12/25/2034 •	512	497
5.934% due 11/25/2034 •	1,769	1,937
6.159% due 10/25/2034 •	2,171	2,298
6.159% due 11/25/2034 •	1,948	2,085
6.759% due 11/25/2034 •	96	105
7.059% due 08/25/2033 •	2	2
7.209% due 10/25/2033 •	100	115
7.434% due 06/25/2033 •	2,235	2,257
7.434% due 11/25/2034 •	2,222	2,270
7.584% due 08/25/2033 •	1,046	972
Structured Asset Securities Corp.
4.685% due 02/25/2035 •	5,698	6,045
5.139% due 02/25/2035 •	3,390	3,427
5.184% due 02/25/2035 •	2,425	2,264
Structured Asset Securities Corp. Mortgage Loan Trust
4.574% due 08/25/2046 •	14,931	14,293
4.584% due 09/25/2036 •	4,053	3,918
4.594% due 03/25/2036 •	9,593	9,336

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.594% due 04/25/2036 •	3,264	3,249
4.594% due 01/25/2037 •	13,144	12,432
4.654% due 10/25/2037 •	33,420	21,046
4.664% due 01/25/2037 •	34,992	19,967
4.664% due 05/25/2047 •	1,331	1,303
4.674% due 01/25/2037 •	4,620	4,336
4.694% due 05/25/2036 •	6,559	6,452
4.704% due 04/25/2036 •	4,506	4,447
4.734% due 03/25/2037 •	15,994	10,700
4.744% due 08/25/2046 •	3,126	2,862
4.794% due 03/25/2037 •	3,483	1,306
4.854% due 02/25/2037 •	2,765	2,722
4.869% due 07/25/2036 •	45,900	45,263
4.869% due 09/25/2036 •	48,080	46,856
4.934% due 03/25/2037 •	15,140	5,684
4.934% due 11/25/2037 •	5,750	5,254
4.959% due 07/25/2036 •	2,460	2,417
5.004% due 10/25/2036 •	3,148	3,127
5.034% due 01/25/2037 •	12,015	9,871
5.034% due 03/25/2037 •	5,213	1,959
5.054% due 05/25/2036 •	16,985	16,675
5.054% due 02/25/2037 •	1,718	1,692
5.064% due 05/25/2035 •	4	4
5.109% due 04/25/2035 •	4,695	4,561
5.109% due 06/25/2035 •	2,685	2,609
5.139% due 02/25/2036 •	8,948	8,933
5.229% due 02/25/2036 •	4,889	4,807
5.334% due 05/25/2035 •	447	446
5.379% due 05/25/2035 •	115	114
5.409% due 05/25/2035 •	7,853	7,691
5.424% due 05/25/2035 •	444	432
5.439% due 11/25/2035 •	827	824
5.484% due 05/25/2035 •	677	630
5.534% due 10/25/2037 •	86,749	37,744
5.604% due 02/25/2035 •	234	214
6.084% due 05/25/2035 •	35	35
6.434% due 08/25/2037 •	366	365
6.534% due 11/25/2035 •	3,000	2,956
7.059% due 11/25/2035 •	3,197	3,146
7.809% due 08/25/2037 •	22,510	20,930
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.259% due 01/25/2035 •	904	944
Structured Asset Securities Corp. Trust
4.974% due 05/25/2031 •	2,655	1,890
5.124% due 09/25/2035 •	6,597	6,315
6.415% due 05/25/2031 ~	4,692	3,432
Terwin Mortgage Trust
4.774% due 07/25/2037 •	1,479	1,445
4.974% due 07/25/2037 •	4,960	4,440
4.974% due 08/25/2037 •	17,548	7,673
5.054% due 04/25/2037 •	12,935	12,550
5.234% due 09/25/2036 •	9,408	3,748
5.409% due 07/25/2035 •	6,076	4,601
5.559% due 04/25/2036 •	518	519
5.634% due 04/25/2036 •	1,857	1,850
6.684% due 10/25/2038 •	712	713
Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	29,500	29,500
5.848% due 01/25/2064 ~	31,250	31,388
6.125% due 02/25/2064 ~	19,231	19,410
6.290% due 05/25/2064 ~	59,986	60,594
Wachovia Mortgage Loan Trust 5.124% due 10/25/2035 •	3,622	3,323
WaMu Asset-Backed Certificates WaMu Trust
4.544% due 04/25/2037 •	41	15
4.604% due 07/25/2047 •	11,075	6,423
4.659% due 05/25/2037 •	26,291	24,685
4.674% due 05/25/2037 •	16,896	15,006
4.684% due 05/25/2037 •	13,132	11,666
4.734% due 01/25/2037 •	27,974	24,187
Washington Mutual Asset-Backed Certificates Trust
4.129% due 10/25/2036 •	11,737	4,071
4.734% due 05/25/2036 •	8,601	6,670
4.914% due 08/25/2036 •	8,171	5,178
Wells Fargo Home Equity Asset-Backed Securities Trust
4.869% due 07/25/2036 •	2,063	2,058
4.894% due 04/25/2037 •	5,795	5,711
4.914% due 07/25/2036 •	6,795	6,706
4.944% due 05/25/2036 •	3,679	3,667
4.989% due 05/25/2036 •	3,440	3,301
5.034% due 04/25/2037 •	5,000	3,630
6.159% due 11/25/2035 •	236	236

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.984% due 11/25/2035 •	12,883	12,483

		8,343,766

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust
4.654% due 01/25/2037 •	9,054	4,985
4.754% due 01/25/2037 •	50,817	27,989
4.874% due 01/25/2037 •	30,362	16,727
Countrywide Asset-Backed Certificates Trust 5.989% due 10/25/2046 ~	4	5
Credit-Based Asset Servicing & Securitization LLC 3.184% due 12/25/2035	7,522	7,380
Credit-Based Asset Servicing & Securitization Trust 3.114% due 01/25/2037 þ	26,223	7,244
JP Morgan Mortgage Acquisition Trust
4.214% due 10/25/2030	3,030	1,499
4.214% due 01/25/2037	520	257
4.219% due 07/25/2036 •	2,101	2,084
4.262% due 11/25/2036 •	3,672	3,342
4.407% due 03/25/2047 •	94	63
Morgan Stanley Mortgage Loan Trust
4.614% due 02/25/2037 •	2,789	553
4.734% due 02/25/2037 •	3,319	657
4.894% due 02/25/2037 •	2,747	545
4.914% due 04/25/2037 •	50,693	13,311
5.154% due 04/25/2037 •	7,249	1,892
New Century Home Equity Loan Trust 4.848% due 11/25/2033 ~	5	5
Saxon Asset Securities Trust 4.914% due 10/25/2046 •	2,734	2,392
Structured Asset Investment Loan Trust
4.954% due 05/25/2036 •	13,962	5,495
5.034% due 03/25/2036 •	10,000	5,057
Structured Asset Securities Corp. Mortgage Loan Trust
4.674% due 01/25/2037 •	15,059	9,299
5.034% due 12/25/2035 •	10,533	9,562
5.054% due 12/25/2036 •	38,715	22,922
6.534% due 08/25/2037 •	7,000	6,946
Structured Asset Securities Corp. Pass-Through Certificates 3.450% due 02/25/2032	44	10
Wells Fargo Home Equity Asset-Backed Securities Trust 4.854% due 03/25/2037 •	382	381

		150,602

MANUFACTURING HOUSE ABS OTHER 0.0%
ABSC Manufactured Housing Contract Resecuritization Trust 8.400% due 12/02/2030 ~	3,993	4,018
BankAmerica Manufactured Housing Contract Trust 7.191% due 12/10/2025 ~	5,000	482
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028 ~	76	76
7.935% due 12/15/2030 ~	1,865	1,908
Conseco Finance Corp. 7.220% due 03/15/2028 ~	375	378
Conseco Finance Securitizations Corp. 8.060% due 09/01/2029 ~	7,260	1,007
Greenpoint Manufactured Housing 8.573% due 06/08/2031 •	3,808	3,765

		11,634

MANUFACTURING HOUSE SEQUENTIAL 0.1%
Bombardier Capital Mortgage Securitization Corp. 7.575% due 06/15/2030 ~	16,139	1,146
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	5,368	5,490
Conseco Finance Corp.
6.440% due 12/01/2030	1,012	1,018
7.860% due 03/01/2030 ~	11,150	3,301
Conseco Finance Securitizations Corp.
7.360% due 06/01/2030 ~	49,548	13,714
7.490% due 07/01/2031 þ	7,521	7,644
7.770% due 09/01/2031 þ	3,528	3,588
7.960% due 05/01/2031	21,173	4,244
7.970% due 05/01/2032	7,164	977
8.200% due 05/01/2031	29,477	6,085
8.260% due 12/01/2030 ~	74,286	13,182
8.310% due 05/01/2032 ~	40,754	5,793
8.850% due 12/01/2030 ~	1,831	234
Mid-State Trust 4.864% due 07/15/2038	136	136
Newcastle Investment Trust 0.000% due 05/01/2033 ~	31,071	30,706

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Oakwood Mortgage Investors, Inc. 7.945% due 03/15/2049	2,929	387

		97,645

WHOLE LOAN COLLATERAL 0.6%
Bear Stearns Asset-Backed Securities Trust
4.734% due 02/25/2037 •	22,004	17,345
4.839% due 12/25/2034 •	627	553
4.894% due 04/25/2036 •	4,257	4,274
4.934% due 05/25/2036 •	23,376	5,182
4.959% due 04/25/2035 •	418	395
5.125% due 03/25/2034	500	654
5.234% due 09/25/2046 •	2,076	1,988
5.250% due 06/25/2034	1,282	1,248
5.449% due 07/25/2036 •	558	490
5.500% due 01/25/2034	3,402	2,838
5.500% due 06/25/2034	137	133
5.500% due 08/25/2035 ~	2,581	1,528
5.500% due 08/25/2036	123	124
5.534% due 10/25/2033 •	17	18
5.550% due 10/25/2036 ~	36	18
5.614% due 01/25/2034 •	2,101	1,642
5.750% due 10/25/2033	38	43
5.750% due 01/25/2034	2,954	2,465
5.750% due 10/25/2034	1,970	1,880
6.000% due 10/25/2035	4,460	2,715
6.000% due 08/25/2036	1,986	1,990
6.500% due 08/25/2036	3,103	951
6.684% due 04/25/2036 •	5,084	5,267
6.750% due 12/25/2036	1,278	1,306
Citigroup Mortgage Loan Trust
4.834% due 11/25/2046 •	7,606	7,485
4.884% due 01/25/2037 •	2,500	2,429
5.109% due 03/25/2037 •	19,513	19,543
5.134% due 11/25/2046 •	12,375	10,098
6.485% due 05/25/2036	11,008	3,977
6.582% due 03/25/2036 þ	1,757	838
Citigroup Mortgage Loan Trust, Inc.
4.854% due 06/25/2037 •	6,302	5,773
4.884% due 10/25/2036 •	1,033	1,033
4.914% due 11/25/2036 •	2,500	2,343
5.749% due 08/25/2035	14	13
5.830% due 11/25/2034 þ	2,067	2,076
5.934% due 07/25/2037 •	8,380	8,207
Countrywide Asset-Backed Certificates
4.934% due 03/25/2036 •	679	710
5.114% due 03/25/2036 •	24,248	21,047
Countrywide Asset-Backed Certificates Trust 4.914% due 04/25/2036 •	6,043	5,379
First Franklin Mortgage Loan Trust
4.454% due 04/25/2035 •	2,735	2,687
4.539% due 09/25/2036 •	5,083	4,832
4.549% due 07/25/2036 •	208	204
4.554% due 11/25/2036 •	12,973	12,364
4.584% due 12/25/2036 •	6,980	6,007
4.594% due 11/25/2036 •	76	76
4.709% due 03/25/2036 •	16,662	15,928
4.714% due 12/25/2036 •	4,726	1,916
4.714% due 03/25/2037 •	19,601	10,174
4.734% due 05/25/2036 •	1,052	1,033
4.734% due 08/25/2036 •	20,027	19,405
4.744% due 09/25/2036 •	26,308	24,447
4.744% due 11/25/2036 •	3,900	3,313
4.754% due 12/25/2037 •	13,484	12,342
4.814% due 02/25/2036 •	10,214	9,711
4.854% due 12/25/2037 •	10,749	9,838
4.869% due 04/25/2036 •	9,023	8,526
4.874% due 01/25/2038 •	265	144
4.894% due 07/25/2036 •	14,671	14,447
5.004% due 02/25/2036 •	22,712	21,528
5.014% due 02/25/2036 •	471	470
5.094% due 01/25/2036 •	211	211
5.139% due 11/25/2036 •	6,294	6,140
5.154% due 11/25/2035 •	16,220	15,210
5.214% due 09/25/2035 •	925	923
5.214% due 06/25/2036 •	7,927	7,785
5.244% due 10/25/2035 •	6,134	7,041
5.259% due 05/25/2034 •	1,931	1,891
5.334% due 07/25/2035 •	4,142	4,119
5.379% due 09/25/2035 •	10,120	9,331
5.384% due 07/25/2033 •	2,134	2,257
5.409% due 05/25/2035 •	14,011	13,685
5.439% due 09/25/2035 •	30,600	29,436
5.559% due 12/25/2034 •	357	393
5.619% due 12/25/2034 •	2,042	2,060

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.709% due 07/25/2034 •	2,046	2,031
5.859% due 10/25/2034 •	733	736
5.934% due 03/25/2034 •	211	205
6.144% due 05/25/2034 •	60	56
6.234% due 09/25/2034 •	581	628
6.309% due 07/25/2034 •	1,055	1,059
6.909% due 03/25/2034 •	1,398	1,301
GSAMP Trust 3.610% due 11/25/2034 •	1,265	1,216
IndyMac INDB Mortgage Loan Trust 4.754% due 07/25/2036 •	25,991	8,151
Lehman XS Trust
4.604% due 02/25/2037 •	21,199	16,098
4.614% due 02/25/2037 •	11,061	10,221
4.754% due 05/25/2036 •	12,485	10,800
4.894% due 02/25/2037 •	7,148	5,723
4.954% due 11/25/2035 •	1,377	1,180
4.984% due 01/25/2036 þ	4,316	3,856
4.994% due 05/25/2036 •	2,155	2,173
5.184% due 10/25/2035 •	351	387
5.194% due 11/25/2035 •	4,482	3,850
6.439% due 11/25/2035 •	3,229	2,108
6.640% due 04/25/2036 þ	6,707	6,643
7.000% due 02/25/2037 ~	2,255	2,365
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.454% due 07/25/2035 •	6,091	5,984
5.484% due 04/25/2035 •	1,282	1,289
PRET LLC
5.744% due 06/25/2055 þ(c)	30,488	30,566
5.851% due 12/25/2054 þ	41,367	41,445
5.925% due 10/25/2054 þ	54,438	54,336
5.926% due 10/25/2054 þ	25,435	25,413
5.963% due 09/25/2054 þ	26,501	26,550
6.721% due 07/25/2051 þ	335	335
6.996% due 07/25/2054 þ	26,546	26,608
7.125% due 04/25/2054 þ	57,427	57,830
RAAC Trust
5.034% due 09/25/2045 •	1,355	1,334
5.934% due 09/25/2047 •	6,074	6,029
Residential Asset Mortgage Products Trust
4.784% due 08/25/2036 •	14,113	14,048
4.784% due 10/25/2036 •	1,701	1,661
4.824% due 02/25/2037 •	13,613	12,972
4.959% due 07/25/2036 •	7,333	7,137
5.173% due 12/25/2034 •	566	508
5.214% due 07/25/2035 •	31	31
5.244% due 07/25/2035 •	6,500	6,387
5.293% due 12/25/2034 þ	215	198
5.302% due 10/25/2033 •	1,344	1,340
5.304% due 02/25/2034 •	247	248
5.339% due 04/25/2034 •	4,177	3,789
5.454% due 03/25/2035 •	779	779
5.454% due 06/25/2035 •	2,461	2,455
5.492% due 01/25/2035 þ	433	359
5.514% due 03/25/2035 •	7,313	7,289
5.529% due 05/25/2035 •	4,750	4,893
5.559% due 06/25/2035 •	2,100	2,050
5.589% due 02/25/2035 •	5,803	5,774
5.634% due 01/25/2035 •	3,811	3,628
5.670% due 10/25/2034 þ	428	428
5.709% due 02/25/2035 •	465	399
5.807% due 08/25/2034 •	1,386	1,394
6.339% due 02/25/2034 •	370	327
Securitized Asset-Backed Receivables LLC Trust
4.594% due 08/25/2036 •	6,344	2,066
4.594% due 11/25/2036 •	136	38
4.714% due 08/25/2036 •	35,248	14,579
4.754% due 09/25/2036 •	17,156	12,091
4.754% due 10/25/2036 •	61,817	20,534
4.754% due 11/25/2036 •	7,117	1,979
4.774% due 08/25/2036 •	33,091	10,774
4.934% due 05/25/2036 •	6,304	3,250
5.014% due 12/25/2035 •	1,614	1,581
5.034% due 11/25/2035 •	24,449	20,530
5.034% due 12/25/2035 •	13,196	10,255
5.394% due 01/25/2036 •	456	431
Specialty Underwriting & Residential Finance Trust
4.284% due 06/25/2037 •	3,400	1,700
4.704% due 04/25/2037 •	2,166	1,594
4.714% due 09/25/2037 •	17,988	16,788
4.714% due 11/25/2037 •	5,348	4,246
4.734% due 06/25/2037 •	1,585	933
4.854% due 11/25/2037 •	8,903	4,928
4.914% due 03/25/2037 •	27,440	12,817
4.914% due 09/25/2037 •	14,627	5,009
5.604% due 12/25/2035 •	4,361	4,333

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

VCAT LLC
5.877% due 01/25/2055 þ		25,325	25,393
5.889% due 02/25/2055 þ		57,136	57,215
5.977% due 01/25/2055 þ		43,270	43,390

			1,138,926

OTHER ABS 9.8%
37 Capital CLO Ltd.
5.346% due 04/15/2035 •		76,900	76,659
5.536% due 10/15/2034 •		38,400	38,438
5.546% due 07/15/2034 •		26,050	26,081
522 Funding CLO Ltd. 5.479% due 10/23/2034 •		25,550	25,561
Academic Loan Funding Trust 5.220% due 12/26/2044 •		1,207	1,168
ACHV ABS Trust
4.760% due 04/26/2032		6,567	6,568
5.010% due 12/26/2031		2,937	2,949
5.040% due 04/26/2032		9,010	8,996
5.070% due 10/27/2031		7,902	7,932
5.900% due 04/25/2031		1,018	1,028
Affirm Asset Securitization Trust 5.220% due 12/17/2029		18,564	18,575
Affirm Master Trust
4.670% due 07/15/2033		82,500	82,860
4.990% due 02/15/2033		97,700	98,503
AGL CLO Ltd. 5.399% due 12/02/2034 •		32,100	32,114
ALESCO Preferred Funding Ltd.
0.000% due 12/23/2034 ~		3,263	2,718
4.838% due 07/15/2037 •		5,606	5,301
4.905% due 09/23/2037 •		9,937	9,167
4.918% due 07/15/2037 •		27,000	24,570
4.925% due 09/23/2036 •		6,103	5,859
4.945% due 06/23/2036 •		10,447	10,186
4.985% due 09/23/2037 •		2,255	1,849
5.035% due 06/23/2036 •		27,500	22,962
5.035% due 12/23/2036 •		7,309	6,578
5.055% due 12/23/2035 •		20,821	18,986
5.085% due 09/23/2036 •		12,000	10,320
5.185% due 03/23/2035 •		5,000	4,512
5.235% due 12/23/2034 •		2,220	2,109
5.241% due 07/30/2034 •		5,184	4,847
5.268% due 05/01/2034 •		2,176	2,138
5.335% due 09/23/2038 •		41,010	39,267
5.535% due 09/23/2038 •		10,000	9,050
Allegro CLO Ltd. 5.678% due 10/15/2034 •		7,369	7,386
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		35,200	35,213
Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •		75,350	75,369
5.369% due 01/20/2035 •		19,700	19,652
5.712% due 04/22/2034 •		31,800	31,871
5.969% due 04/20/2037 •		136,100	136,400
Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		1,000	952
2.871% due 01/28/2039		9,700	9,202
2.875% due 07/27/2039		2,000	1,879
3.000% due 01/21/2040		2,000	1,864
3.177% due 10/25/2038		5,600	5,372
3.400% due 04/25/2038		106,000	103,280
3.619% due 04/25/2038		21,900	21,549
3.793% due 10/25/2037		24,213	23,742
3.900% due 07/28/2037		57,971	56,911
3.928% due 04/25/2038		60,500	59,427
4.169% due 04/25/2038		2,000	1,926
4.300% due 07/25/2036		34,276	33,987
4.430% due 07/25/2037		16,878	16,715
4.620% due 04/25/2037		4,708	4,676
Apex Credit CLO Ltd. 6.069% due 04/20/2036 •		76,200	76,432
Apidos CLO
5.481% due 10/20/2030 •		1,191	1,193
5.520% due 04/17/2034 •		86,100	86,070
Aqua Finance Issuer Trust
1.000% due 12/19/2050 (c)		29,548	48,493
5.250% due 12/19/2050 «(c)		84,500	84,557
6.770% due 12/19/2050 «(c)		17,100	17,112
Arbour CLO DAC
3.155% due 12/15/2038 •	EUR	93,400	110,082
3.293% due 11/15/2037 •		54,500	64,213
3.473% due 05/15/2038 •		20,750	24,457
4.025% due 12/15/2038 •		3,200	3,781

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Arcano Euro CLO DAC 0.000% due 07/25/2039 •(c)		91,300	107,547
Ares CLO Ltd.
5.433% due 10/28/2034 •		$84,300	84,396
5.506% due 10/15/2030 •		12,000	12,009
5.573% due 04/25/2034 •		12,800	12,815
Ares European CLO DAC 3.266% due 10/21/2034 •	EUR	38,794	45,683
Ascent Education Funding Trust 6.140% due 10/25/2050		$11,527	11,777
Atlantic Avenue Ltd. 5.529% due 01/20/2035 •		83,300	83,272
Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •		1,000	1,000
5.379% due 01/18/2035 •		77,600	77,546
5.499% due 10/23/2032 •		68,915	69,009
5.717% due 10/24/2031 •		12,121	12,139
Avoca Static CLO DAC
3.249% due 01/15/2035 •	EUR	36,169	42,607
3.979% due 01/15/2035 •		13,500	15,924
Bain Capital Credit CLO Ltd.
0.000% due 04/22/2035 •(c)		$23,700	23,700
0.000% due 07/15/2035 •(c)		64,800	64,849
5.269% due 04/23/2035 •		63,700	63,509
5.422% due 10/23/2034 •		22,500	22,444
5.469% due 10/20/2034 •		66,800	66,962
5.491% due 07/16/2034 •		39,400	39,372
5.509% due 07/19/2034 •		78,400	78,590
5.741% due 07/16/2034 •		6,300	6,321
5.919% due 10/20/2034 •		12,400	12,448
Bankers Healthcare Group Securitization Trust
4.820% due 04/17/2036		20,055	20,193
5.260% due 04/17/2036		26,100	26,331
Barings CLO Ltd. 5.681% due 01/18/2035 •		12,300	12,327
Benefit Street Partners CLO Ltd.
5.256% due 01/15/2035 •		7,000	6,958
5.619% due 04/20/2034 •		100,860	101,017
5.688% due 07/15/2034 •		2,500	2,505
BlueMountain CLO Ltd.
5.472% due 10/25/2030 •		55,847	55,887
5.526% due 11/15/2030 •		8,264	8,263
5.681% due 04/19/2034 •		7,000	7,008
Bryant Park Funding Ltd. 5.876% due 04/15/2037 •		43,000	43,117
Buckingham CDO Ltd.
7.680% due 04/05/2041 •		643,393	39,986
7.750% due 09/05/2051 •		990,065	1,139
Camber PLC 5.785% due 11/09/2053 •		198,149	20
Canyon CLO Ltd. 5.336% due 07/15/2034 •		4,400	4,405
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		37,500	37,642
Capital Street Master Trust
5.654% due 10/16/2028 •		129,300	129,327
5.904% due 10/16/2028 •		10,100	10,102
Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •		108,200	108,325
5.489% due 07/20/2032 •		3,026	3,029
5.511% due 07/20/2031 •		4,355	4,362
5.638% due 05/15/2031 •		2,472	2,474
Carval CLO Ltd.
5.259% due 07/20/2032 •		70,675	70,728
5.491% due 07/16/2031 •		48,636	48,709
Cathedral Lake Ltd.
5.751% due 01/20/2035 •		11,500	11,509
5.793% due 04/25/2034 •		1,200	1,203
CBAM Ltd. 5.651% due 04/20/2032 •		15,346	15,378
CCG Receivables Trust 5.820% due 09/16/2030		1,397	1,405
Cedar Funding CLO Ltd. 5.581% due 04/20/2034 •		15,000	15,043
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039		8,700	8,373
CIFC Funding Ltd.
5.531% due 10/18/2030 •		7,587	7,592
5.600% due 04/17/2035 •		13,000	13,000
5.658% due 01/15/2035 •		43,000	43,041
5.658% due 07/15/2036 •		18,100	18,139
College Avenue Student Loans LLC
5.330% due 05/25/2055		35,072	35,453
5.820% due 05/25/2055		17,508	17,826
5.955% due 06/25/2054 •		55,943	56,208
6.060% due 05/25/2055		15,449	15,628

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.205% due 05/25/2055 •		36,765	37,263
6.500% due 06/25/2054		56,101	58,950
6.890% due 05/25/2055		4,400	4,495
7.330% due 06/25/2054		20,340	21,383
7.580% due 06/25/2054		16,010	16,803
8.210% due 06/25/2054		3,860	4,083
8.490% due 05/25/2055		5,600	5,758
10.120% due 06/25/2054		7,828	8,114
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	20,400	14,717
Commonbond Student Loan Trust 1.980% due 08/25/2050		$641	573
Consumer Loan Finance
0.000% due 11/25/2054 «(h)		23,076	12,392
5.150% due 11/25/2054		67,978	68,245
5.350% due 11/25/2054		98,647	100,121
5.450% due 11/25/2054		24,254	24,580
5.750% due 11/25/2054		12,127	12,308
6.600% due 11/25/2054		15,925	16,134
8.750% due 11/25/2054		9,098	9,265
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(h)		223,911	103,990
0.000% due 11/25/2054 «(h)		19,264	9,242
5.150% due 11/25/2054		32,311	32,339
5.350% due 11/25/2054		60,690	61,974
5.450% due 11/25/2054		16,779	17,014
5.750% due 11/25/2054		8,391	8,516
6.250% due 11/25/2053		196,652	197,554
6.400% due 11/25/2053		610,576	634,141
6.600% due 11/25/2054		10,556	10,706
6.950% due 11/25/2053		144,401	149,372
7.400% due 11/25/2053		144,401	149,879
8.750% due 11/25/2054		6,314	6,425
9.100% due 11/25/2053		84,212	87,676
9.350% due 11/25/2053		78,212	79,360
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •		48,400	48,417
Crossroads Asset Trust 4.910% due 02/20/2032		3,500	3,511
Cumulus Static CLO DAC 3.343% due 11/15/2033 •	EUR	54,829	64,750
CVC Cordatus Opportunity Loan Fund-R DAC 2.983% due 08/15/2033 •		102,528	120,420
Davis Square Funding Ltd.
5.220% due 10/08/2040 •		$583,584	202,476
5.360% due 10/08/2040 •		44,806	11,356
5.540% due 10/08/2040 •		52,400	12,230
Dell Equipment Finance Trust 4.690% due 08/22/2030		70,900	70,971
Dewolf Park CLO Ltd. 5.438% due 10/15/2030 •		4,371	4,377
Diameter Capital CLO Ltd.
5.866% due 04/15/2037 •		137,400	137,829
6.086% due 01/15/2037 •		92,200	92,622
Diameter Credit Funding Ltd.
3.940% due 01/25/2038		32,500	31,978
4.600% due 07/25/2037		899	892
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		3,500	3,331
DLLMT LLC 5.080% due 02/22/2027		36,789	36,877
Dryden CLO Ltd.
5.362% due 08/20/2034 •		100,200	99,961
5.638% due 01/15/2031 •		2,167	2,170
5.684% due 05/20/2034 •		2,000	2,003
Dryden Senior Loan Fund
5.339% due 04/20/2034 •		2,000	2,001
5.419% due 10/19/2029 •		45,191	45,223
Duke Funding High Grade Ltd.
5.100% due 08/02/2049 •		776,047	4,972
5.190% due 08/02/2049 •		285,269	1,898
5.304% due 08/02/2049 •		102,000	10
Education Funding Trust
3.557% due 02/01/2050		45,865	39,997
4.108% due 02/01/2050		3,893	3,887
4.714% due 02/01/2050		33,266	32,867
Elevation CLO Ltd.
5.412% due 07/25/2034 •		72,500	72,580
5.582% due 01/25/2035 •		77,200	77,229
5.882% due 01/25/2035 •		8,500	8,518
6.132% due 01/25/2035 •		13,400	13,372
Elmwood CLO Ltd.
5.452% due 04/22/2035 «		30,600	30,600
Flatiron CLO Ltd. 5.505% due 11/16/2034 •		37,627	37,706

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •		22,783	22,806
Foundation Finance Trust 4.670% due 04/15/2052 (c)		17,200	17,196
Generate CLO Ltd. 6.099% due 10/20/2036 •		127,900	129,830
Goal Structured Solutions Trust 5.070% due 09/25/2041 •		5,222	5,157
GoodLeap Home Improvement Solutions Trust 5.320% due 06/20/2049 «		54,900	55,383
GoodLeap Sustainable Home Solutions Trust 6.500% due 07/20/2055		8,090	7,769
GreatAmerica Leasing Receivables Funding LLC 5.280% due 03/15/2027		14,757	14,820
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/2060		38,449	38,530
5.150% due 10/27/2059		12,924	13,070
5.220% due 03/25/2060		19,352	19,547
5.250% due 10/27/2059		3,688	3,694
5.320% due 03/25/2060		22,100	22,522
5.390% due 03/25/2060		13,900	14,040
5.690% due 03/25/2060		7,300	7,402
GreenSky Home Improvement Trust
5.550% due 06/25/2059		8,400	8,605
5.880% due 06/25/2059		10,304	10,358
Greywolf CLO Ltd.
5.502% due 04/22/2033 •		75,500	75,683
6.122% due 04/22/2033 •		32,300	32,379
Grosvenor Place CLO DAC 0.000% due 01/15/2039 •	EUR	78,600	92,528
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •		$54,500	54,403
Hayfin Emerald CLO DAC
3.337% due 11/17/2037 •	EUR	88,800	104,484
3.586% due 07/18/2038 •		69,000	81,430
3.898% due 01/25/2037 •		101,575	119,814
3.914% due 01/22/2039 •		85,000	100,224
Henley CLO DAC 3.148% due 04/25/2034 •		35,700	42,009
Hildene TruPS Securitization Ltd. 6.348% due 05/22/2039 •		$2,268	2,268
Home Partners of America Trust
1.698% due 09/17/2041		6,981	6,200
1.901% due 12/17/2026		17,967	17,305
Hout Bay Corp.
4.686% due 07/05/2041 •		463,545	75,898
4.886% due 07/05/2041 •		34,165	36
5.016% due 07/05/2041 ^•(e)		4,046	0
HPS Loan Management Ltd. 5.681% due 01/23/2035 •		3,165	3,167
ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •		39,129	39,124
5.419% due 10/20/2034 •		75,900	75,953
5.550% due 04/17/2034 •		12,100	12,104
Indigo Credit Management DAC 3.479% due 07/15/2038 •	EUR	93,500	110,343
Invesco CLO Ltd. 5.638% due 07/15/2034 •		$4,625	4,634
Invesco Euro CLO DAC
3.296% due 10/30/2038 •	EUR	70,200	82,537
3.299% due 01/15/2034 •		80,900	95,112
Jamestown CLO Ltd.
5.402% due 07/25/2034 •		$83,300	83,061
5.552% due 07/25/2035 •		79,100	79,220
Jupiter High-Grade CDO Ltd. 9.565% due 06/08/2042 «•		34,500	0
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042		7,347	7,156
KGS-Alpha SBA COOF Trust 1.007% due 04/25/2038 «~(a)		5,648	115
KKR CLO Ltd.
5.518% due 04/15/2031 •		1,878	1,880
5.586% due 04/15/2035 •		5,750	5,757
5.598% due 04/15/2034 •		6,000	6,003
5.701% due 02/09/2035 •		92,500	92,568
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042		790	768
LCM Loan Income Fund Ltd. 5.561% due 04/20/2031 •		6,332	6,340
LCM Ltd.
5.326% due 01/15/2034 •		1,000	997
5.336% due 10/15/2034 •		53,700	53,562
5.549% due 07/20/2034 •		42,800	42,832
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		2,913	2,875

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Lendmark Funding Trust
4.470% due 02/21/2034		18,900	18,856
5.530% due 06/21/2032		20,100	20,454
Lyra Music Assets Delaware LP 5.760% due 12/22/2064		103,452	104,038
M&T Equipment Notes 4.990% due 08/18/2031		40,495	40,582
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		120,200	120,339
5.316% due 04/15/2035 •		2,000	1,992
5.319% due 10/19/2034 •		76,700	76,598
5.389% due 10/20/2029 •		2,533	2,536
5.471% due 10/21/2030 •		25,090	25,113
5.514% due 07/27/2031 •		1,886	1,889
5.521% due 04/20/2032 •		941	943
5.522% due 10/22/2034 •		10,200	10,215
5.598% due 10/15/2032 •		49,778	49,803
5.634% due 01/22/2035 •		12,625	12,632
Magnetite Ltd.
5.406% due 10/15/2031 •		18,451	18,461
5.606% due 04/15/2035 •		15,100	15,115
5.743% due 01/25/2032 •		8,175	8,187
MAN Euro CLO DAC 4.029% due 10/15/2036 •	EUR	86,900	102,645
Marathon CLO Ltd. 5.456% due 04/15/2032 •		$1,845	1,848
Marble Point CLO Ltd. 5.469% due 01/20/2032 •		6,759	6,759
Marlette Funding Trust
0.000% due 04/16/2029 «(h)		7	0
7.130% due 12/15/2033		16,911	17,114
Marzio Finance SRL 2.759% due 09/28/2049 •	EUR	5,760	6,812
Mercury CDO Ltd. 5.423% due 12/08/2040 •		$6,000	136
MidOcean Credit CLO 5.499% due 04/20/2033 •		13,302	13,317
MMcapS Funding Ltd. 5.041% due 12/01/2035 •		9,100	8,781
Mountain View CLO LLC 5.562% due 01/16/2031 •		278	278
Mountain View CLO Ltd.
5.415% due 10/15/2034 •		78,100	78,030
5.716% due 04/15/2034 •		45,900	45,969
Nassau Ltd. 5.668% due 07/15/2031 •		2,771	2,773
National Collegiate Commutation Trust 0.000% due 03/25/2038 •		61,425	9,110
Navesink CLO Ltd. 5.526% due 04/15/2036 •		13,400	13,407
Navient Private Education Loan Trust
2.460% due 11/15/2068		8,191	7,879
5.876% due 07/16/2040 •		10,105	10,156
Navient Private Education Refi Loan Trust
1.330% due 04/15/2069		16,444	15,117
1.690% due 05/15/2069		199	188
3.238% due 11/15/2045 ~		110,036	103,440
5.476% due 12/15/2059 •		3,928	3,913
Navient Refinance Loan Trust
5.020% due 07/15/2055		33,300	33,567
5.150% due 02/16/2055		19,727	19,965
Navient Student Loan Trust
6.004% due 03/15/2072 •		60,975	61,533
7.230% due 03/15/2072		52,400	56,623
Nelnet Student Loan Trust
4.874% due 09/27/2066 •		508	508
6.502% due 02/20/2041 •		38,087	38,939
6.640% due 02/20/2041		36,933	38,253
Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •		73,800	73,664
5.330% due 07/17/2036 •		62,500	62,454
5.542% due 04/14/2035 •		18,800	18,810
Newark BSL CLO Ltd. 5.513% due 07/25/2030 •		3,720	3,722
Northwoods Capital Ltd.
5.508% due 06/15/2031 •		33,931	33,892
5.558% due 11/13/2031 •		1,603	1,601
Ocean Trails CLO
5.299% due 07/20/2034 •		43,800	43,807
5.546% due 07/15/2034 •		84,500	84,598
5.956% due 10/15/2034 •		7,750	7,770
Octagon Investment Partners Ltd.
5.309% due 01/20/2035 •		108,600	108,001
5.419% due 10/20/2030 •		35,571	35,604
OFSI BSL Ltd. 5.539% due 04/20/2034 •		62,000	62,074

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

OneMain Financial Issuance Trust
1.750% due 09/14/2035		17,805	17,366
5.804% due 09/15/2036 •		18,764	19,098
5.940% due 05/15/2034		1,643	1,653
Oportun Funding Trust 4.960% due 08/16/2032		19,970	19,942
Oportun Issuance Trust
5.010% due 02/08/2033		19,800	19,794
5.300% due 02/08/2033		4,600	4,597
5.860% due 02/09/2032		9,013	9,024
5.890% due 02/08/2033		500	500
OZLM Ltd. 5.419% due 07/20/2030 •		2,667	2,669
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		8,513	5,539
4.961% due 10/15/2032		10,600	10,581
5.065% due 03/15/2032		11,368	11,370
5.092% due 07/15/2032		18,000	18,033
5.156% due 07/15/2032		12,499	12,537
5.162% due 04/15/2032 «		6,916	6,919
5.183% due 06/15/2032		17,624	17,694
5.331% due 01/15/2032		9,942	9,972
5.617% due 04/15/2032 «		9,486	9,491
5.637% due 07/15/2032		8,599	8,628
5.750% due 06/15/2032		16,656	16,739
5.823% due 04/15/2032 «		5,435	5,431
5.871% due 07/15/2032		7,899	7,931
5.992% due 06/15/2032		6,499	6,514
6.261% due 04/15/2032 «		5,726	5,725
6.278% due 10/15/2031		6,805	6,872
10.273% due 04/15/2032 «		7,048	6,849
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		6,482	6,525
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		6,528	6,583
Pagaya AI Debt Trust
5.373% due 01/17/2033		18,600	18,640
6.258% due 10/15/2031		15,788	15,896
6.319% due 08/15/2031		7,193	7,249
6.660% due 07/15/2031		1,874	1,886
8.050% due 03/15/2030 ~		6	6
9.099% due 04/15/2031		3,577	3,592
9.524% due 12/16/2030 ~		1,654	1,666
Palmer Square CLO Ltd.
5.371% due 05/21/2034 •		21,660	21,623
5.688% due 10/15/2034 •		14,700	14,707
Palmer Square European Loan Funding DAC
3.113% due 05/15/2033 •	EUR	66,795	78,763
3.113% due 08/15/2033 •		73,157	86,180
3.133% due 05/15/2034 •		111,224	130,927
3.143% due 05/15/2034 •		62,754	73,862
3.170% due 10/15/2034 •		134,400	157,882
3.259% due 01/15/2033 •		16,097	18,976
3.793% due 05/15/2033 •		1,000	1,180
3.870% due 10/15/2034 •		22,500	26,567
Parallel Ltd. 5.366% due 07/15/2034 •		$74,400	74,280
Performer Funding PLC
0.000% due 06/21/2035 (h)	GBP	164,391	115,198
6.223% due 06/21/2035 •		185,225	254,017
7.223% due 06/21/2035 •		129,635	178,554
8.223% due 06/21/2035 •		86,490	120,974
9.723% due 06/21/2035 •		37,025	51,723
11.723% due 06/21/2035 •		55,585	77,640
Pikes Peak CLO
5.466% due 07/15/2034 •		$46,500	46,534
5.489% due 10/11/2034 •		45,000	45,043
Progress Residential Trust
2.013% due 11/17/2040		6,022	5,615
2.709% due 02/17/2041		10,590	9,958
Project Panama SPV LLC 7.827% due 12/20/2054 «		174,657	175,257
Providus CLO DAC 3.439% due 10/15/2038 •	EUR	69,000	81,391
Rad CLO Ltd. 5.711% due 04/23/2034 •		$14,510	14,540
Reach ABS Trust
4.960% due 08/16/2032		19,295	19,299
5.880% due 07/15/2031		5,369	5,383
6.300% due 02/18/2031		1,814	1,818
Regatta Funding Ltd.
5.456% due 01/15/2033 •		78,032	78,053
5.592% due 04/20/2035 •		24,100	24,140
Regional Management Issuance Trust
5.110% due 12/15/2033		20,700	20,827
5.830% due 07/15/2036		10,500	10,745

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Rockford Tower Europe CLO DAC 3.561% due 04/24/2037 •	EUR	29,600	34,885
Romark CLO Ltd. 5.571% due 10/23/2030 •		$935	936
Romark Credit Funding Ltd.
2.625% due 10/25/2039		1,000	940
3.572% due 04/28/2038		52,900	51,749
5.539% due 09/15/2042		27,400	27,454
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		72,100	72,145
Sculptor CLO Ltd. 5.329% due 07/20/2034 •		67,800	67,817
Sculptor European CLO DAC 3.361% due 04/27/2038 •	EUR	102,300	120,684
Sierra Madre Funding Ltd. 4.826% due 09/07/2039 •		$19,642	11,893
Silver Rock CLO Ltd. 5.309% due 01/20/2035 •		59,400	59,291
SLM Private Credit Student Loan Trust 4.850% due 12/15/2039 •		248	242
SLM Student Loan Trust
2.558% due 10/25/2039 •	EUR	3,775	4,148
5.220% due 03/25/2026 •		$19,265	19,144
SMB Private Education Loan Trust
0.000% due 03/15/2052 «(h)		5,503	6,563
0.000% due 09/15/2053 (h)		3	1,087
0.000% due 02/16/2055 «(h)		34	32,082
0.000% due 10/16/2056 «(h)		13	5,697
0.000% due 10/15/2058 «(h)		23	5,344
3.940% due 02/16/2055		202,200	196,977
4.550% due 02/16/2055		79,809	78,717
4.950% due 02/16/2055		23,216	23,017
4.990% due 10/16/2056		233,212	234,519
5.060% due 03/16/2054		36,322	36,749
5.090% due 10/16/2056		11,765	11,895
5.240% due 03/15/2056		2,344	2,387
5.284% due 09/15/2054 •		2,707	2,699
5.370% due 10/15/2058		103,658	104,987
5.380% due 07/15/2053		105,208	107,436
5.403% due 06/17/2052 •		10,846	10,782
5.403% due 07/15/2053 •		116,582	116,761
5.500% due 06/17/2052		44,045	45,146
5.550% due 03/15/2052		48,174	49,397
5.603% due 03/15/2052 •		48,174	48,264
5.654% due 10/16/2056 •		12,299	12,337
5.670% due 11/15/2052		1,796	1,846
5.754% due 02/16/2055 •		199,536	201,158
5.754% due 03/15/2056 •		8,788	8,886
5.770% due 10/16/2056		128,108	129,976
5.950% due 02/16/2055		22,840	22,750
5.954% due 09/15/2053 •		117,496	119,312
6.104% due 10/16/2056 •		355,814	363,218
6.104% due 10/15/2058 •		158,943	161,912
6.150% due 09/15/2053		72,378	76,069
6.150% due 10/15/2058		34,957	36,114
6.154% due 05/16/2050 •		5,855	5,911
6.250% due 03/15/2052		11,819	12,116
6.360% due 10/16/2056		19,950	20,558
6.500% due 03/15/2052		4,315	4,511
6.580% due 10/15/2058		7,162	7,365
6.930% due 09/15/2053		43,966	46,812
7.230% due 10/15/2058		35,594	36,077
7.540% due 09/15/2053		8,999	9,511
7.560% due 10/16/2056		64,173	65,880
8.290% due 03/15/2052		4,600	4,809
8.870% due 09/15/2053		18,543	19,938
SoFi Alternative Trust
0.000% due 02/15/2046 «(h)		1,000	17,315
1.170% due 02/15/2046		130,158	121,201
2.550% due 02/15/2046		54,100	45,992
4.134% due 06/15/2050 ~		98,556	94,284
5.839% due 05/16/2050 ~		57,982	55,729
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(h)		10,092	13,247
0.010% due 06/15/2034 «		28,376	35,280
4.620% due 06/15/2034 «		259,800	259,786
4.800% due 02/27/2034		27,195	27,254
4.910% due 03/27/2034 «		85,821	85,719
4.970% due 06/15/2034 «		26,600	26,596
5.190% due 06/15/2034 «		20,600	20,595
5.250% due 03/27/2034 «		9,528	9,509
5.590% due 06/15/2034 «		15,200	15,200
5.770% due 03/27/2034 «		7,392	7,368
6.260% due 03/27/2034 «		5,461	5,464
Sound Point CLO 5.688% due 07/15/2034 •		13,000	13,016

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Sound Point CLO Ltd.
5.518% due 04/15/2031 •		4,987	4,993
5.562% due 01/25/2032 •		47,972	48,000
5.723% due 10/25/2034 •		15,700	15,723
Steele Creek CLO Ltd. 5.528% due 04/15/2031 •		6,895	6,904
Sycamore Tree CLO Ltd. 5.949% due 01/20/2037 •		79,000	79,905
Symphony CLO Ltd.
5.449% due 04/18/2033 •		35,500	35,529
6.072% due 01/20/2037 •		21,325	21,402
T-Mobile U.S. Trust 4.250% due 05/21/2029		29,700	29,758
Tallman Park CLO Ltd. 5.591% due 04/20/2034 •		31,100	31,100
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		84,500	84,618
TCW CLO Ltd. 5.861% due 01/16/2037 •		43,800	43,875
Tesla Sustainable Energy Trust
5.080% due 06/21/2050		8,024	8,059
5.290% due 06/20/2050		8,300	8,356
Theorem Funding Trust
6.060% due 12/15/2028		1,376	1,377
7.580% due 04/15/2029		3,532	3,544
THL Credit Wind River CLO Ltd. 5.591% due 04/18/2036 •		11,250	11,264
TIAA CLO Ltd. 5.409% due 01/20/2032 •		18,128	18,146
Tikehau CLO DAC
3.379% due 04/15/2032 •	EUR	717	846
3.456% due 01/20/2037 •		83,700	98,609
Trainer Wortham CBO Ltd. 5.139% due 01/04/2040 •		$4,690	1,729
Tralee CLO Ltd.
5.349% due 10/20/2034 •		56,500	56,568
5.502% due 10/25/2032 •		13,888	13,898
Trapeza CDO Ltd.
4.840% due 11/09/2042 •		11,086	10,642
4.874% due 01/27/2040 •		20,537	19,202
4.890% due 11/09/2042 •		14,000	12,285
4.896% due 04/06/2042 •		8,093	6,980
Triaxx Prime CDO Ltd. 5.220% due 10/02/2039 ^•(e)		5,843	58
Tricon American Homes 1.482% due 11/17/2039		15,828	14,844
Trinitas CLO Ltd.
5.309% due 07/20/2035 •		5,500	5,473
5.342% due 01/25/2035 •		5,000	4,981
5.469% due 01/20/2032 •		3,390	3,393
5.612% due 01/25/2034 •		30,800	30,837
5.622% due 01/25/2034 •		45,300	45,328
5.631% due 07/20/2031 •		6,065	6,073
5.652% due 04/25/2033 •		80,900	81,010
Trinitas Euro CLO DAC 0.000% due 07/15/2039 «•(c)	EUR	47,800	56,306
Tropic CDO Ltd.
4.808% due 07/15/2036 •		$17,928	17,479
4.838% due 07/15/2036 •		28,718	27,641
TruPS Financials Note Securitization Ltd. 5.727% due 03/30/2039 •		155,484	153,152
Trysail CLO Ltd. 5.511% due 10/20/2033 •		28,700	28,712
TSTAT Ltd. 5.419% due 07/20/2037 •		10,513	10,522
U.S. Capital Funding Ltd. 4.752% due 10/10/2040 •		26,140	24,375
Upstart Pass-Through Trust
4.300% due 05/20/2030		2,319	2,304
7.900% due 10/20/2028		6,362	6,460
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		2,794	2,777
Venture CLO Ltd.
5.409% due 10/20/2034 •		14,700	14,683
5.521% due 07/20/2030 •		234	234
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •		88,381	88,263
Voya CLO Ltd.
5.329% due 04/20/2034 •		137,800	137,285
5.469% due 07/20/2032 •		2,349	2,351
5.776% due 04/15/2037 •		13,330	13,397
Voya Ltd. 5.518% due 10/15/2030 •		278	278
Wellfleet CLO Ltd.
5.465% due 04/20/2034		44,500	44,500
5.718% due 07/15/2034 •		10,000	10,012

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Wind River CLO Ltd. 5.316% due 10/15/2034 •		65,447	65,251

			18,500,809

Total Asset-Backed Securities (Cost $36,314,837)			35,104,587

SOVEREIGN ISSUES 7.9%
Argentina Government International Bond
0.750% due 07/09/2030		264,337	210,009
0.750% due 07/09/2030 þ		189,298	128,171
1.000% due 07/09/2029		32,794	27,416
3.500% due 07/09/2041		383,591	238,786
4.125% due 07/09/2035		408,471	274,850
4.125% due 07/09/2035 þ		142,285	92,664
4.125% due 07/09/2046		15,284	10,017
5.000% due 01/09/2038		113,563	80,899
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (h)	BRL	13,616,855	2,417,490
Egypt Government International Bond 21.954% due 03/04/2028	EGP	23,763,600	472,651
Hungary Government International Bond 5.375% due 09/26/2030		$102,400	103,462
Israel Government International Bond
1.750% due 08/31/2025	ILS	508,700	150,412
3.800% due 05/13/2060		$108,835	71,071
5.375% due 03/12/2029		128,700	131,432
5.375% due 02/19/2030		241,200	246,103
5.500% due 03/12/2034		100,100	101,493
5.625% due 02/19/2035		208,300	212,101
5.750% due 03/12/2054		109,800	101,842
Japan Government International Bond
2.400% due 03/20/2045	JPY	19,652,000	137,386
2.400% due 03/20/2055		5,099,000	32,531
Mexican Bonos
7.500% due 05/26/2033	MXN	451,600	22,049
7.750% due 05/29/2031		5,392,900	274,302
7.750% due 11/23/2034		5,735,230	279,657
8.500% due 03/01/2029		8,892,700	473,276
8.500% due 05/31/2029		2,444,800	130,057
Mexican Udibonos
2.750% due 11/27/2031 (j)		11,539,539	545,026
3.000% due 12/03/2026 (j)		6,861,714	358,157
4.000% due 11/30/2028 (j)		4,937,844	257,996
4.000% due 08/24/2034 (j)		5,279,791	261,791
Mexico Government International Bond
4.625% due 05/04/2033	EUR	130,300	153,439
5.850% due 07/02/2032 (c)		$56,500	57,249
6.875% due 05/13/2037		8,100	8,468
Peru Government International Bond
5.350% due 08/12/2040	PEN	24,900	6,044
5.400% due 08/12/2034		211,380	56,486
6.150% due 08/12/2032		2,229,659	651,060
6.900% due 08/12/2037		448,008	128,900
6.950% due 08/12/2031		1,748,155	536,596
7.300% due 08/12/2033		1,767,972	544,585
7.600% due 08/12/2039		715,171	215,389
Republic of Greece Government International Bond
2.000% due 04/22/2027	EUR	29,093	34,284
3.900% due 01/30/2033		46,724	58,373
4.000% due 01/30/2037		78,168	97,231
4.200% due 01/30/2042		33,323	41,245
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	6,781,400	352,393
8.000% due 01/31/2030		1,169,600	64,966
8.500% due 01/31/2037		3,587,800	176,418
8.875% due 02/28/2035		10,265,100	541,436
9.000% due 01/31/2040		798,200	38,986
10.500% due 12/21/2026		5,257,200	308,093
Romania Government International Bond
1.750% due 07/13/2030	EUR	82,700	83,775
2.000% due 04/14/2033		23,900	21,613
2.750% due 04/14/2041		44,400	32,657
2.875% due 04/13/2042		43,200	31,746
3.750% due 02/07/2034		25,720	25,915
5.125% due 09/24/2031		159,600	185,820
5.250% due 03/10/2030		129,850	156,363
5.250% due 05/30/2032		78,700	91,357
5.375% due 03/22/2031		80,200	94,887
5.500% due 09/18/2028		13,400	16,463
5.625% due 02/22/2036		32,350	36,316
5.625% due 05/30/2037		98,100	108,917
5.875% due 07/11/2032		300,000	356,972
6.250% due 09/10/2034		131,300	156,229
6.375% due 09/18/2033		43,500	52,818
Russia Government International Bond
5.100% due 03/28/2035		$5,600	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.250% due 06/23/2047		560,200	0
5.625% due 04/04/2042		405,400	283,780
5.875% due 09/16/2043		124,400	85,145
Saudi Government International Bond
3.375% due 03/05/2032	EUR	39,300	46,144
3.750% due 03/05/2037		68,700	78,914
5.125% due 01/13/2028		$31,600	32,135
Turkiye Government International Bond
5.250% due 03/13/2030		258,921	246,841
6.125% due 10/24/2028		76,500	76,856
7.625% due 04/26/2029		253,315	265,539
47.469% due 09/06/2028 ~	TRY	577,600	13,931
49.053% due 05/20/2026 «~		72,900	1,839
49.053% due 08/19/2026 «~		52,700	1,329
49.053% due 05/17/2028 «~		12,055,300	293,679
Turkiye Ihracat Kredi Bankasi AS 6.875% due 07/03/2028		$18,400	18,437
Ukraine Government International Bond
0.000% due 02/01/2030 (i)		971	469
0.000% due 02/01/2034 (i)		3,627	1,407
0.000% due 02/01/2035 (i)		3,065	1,456
0.000% due 02/01/2036 (i)		2,555	1,207
1.750% due 02/01/2034		4,646	2,416
1.750% due 02/01/2035		6,423	3,295
1.750% due 02/01/2036		6,702	3,351
Venezuela Government International Bond
7.000% due 03/31/2038 ^(e)		8,428	1,488
7.650% due 04/21/2035 ^(e)		40,703	6,618
9.250% due 09/15/2027 ^(e)		60,703	12,368
9.250% due 05/07/2028 ^(e)		75,546	13,394
11.750% due 10/21/2026 ^(e)		6,260	1,265
11.950% due 08/05/2031 ^(e)		64,700	12,016

Total Sovereign Issues (Cost $14,251,927)			14,871,905

		SHARES
COMMON STOCKS 0.2%
CONSUMER STAPLES 0.0%
Dreamwell Ltd. «(f)(l)		1,460	11
SSB Manufacturing Co. «(f)(l)		1,460	0

			11

FINANCIALS 0.2%
Intelsat Emergence SA «(l)		7,981,591	275,339
MNSN Holdings, Inc. «(f)(l)		438	2
UBS Group AG		245,819	8,318

			283,659

HEALTH CARE 0.0%
NVHL SA 'A' «(f)(l)		8,220	6
NVHL SA 'B' «(f)(l)		8,220	6
NVHL SA 'C' «(f)(l)		8,220	6
NVHL SA 'D' «(f)(l)		8,220	6
NVHL SA 'E' «(f)(l)		8,220	5
NVHL SA 'F' «(f)(l)		8,220	5
NVHL SA 'G' «(f)(l)		8,220	5
NVHL SA 'H' «(f)(l)		8,220	5
NVHL SA 'I' «(f)(l)		8,220	5
NVHL SA 'J' «(f)(l)		8,220	5

			54

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(l)		39,510	810
Foresea Holdings SA «		230,111	4,717
Westmoreland Mining Holdings «(f)(l)		143,733	90
Westmoreland Mining LLC «(f)(l)		452,949	1,062

			6,679

Total Common Stocks (Cost $679,231)			290,403

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream - Exp. 04/08/2060 «		1,017,805	19,951

ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(l)		3	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		183,119	375

Total Warrants (Cost $51,635)			20,326

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
ADLER Group SA «(f)		520,871	0
AGFC Capital Trust 6.268% (US0003M + 1.750%) due 01/15/2067 «~		105,720,000	73,907
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(k)		5,245,000	4,708
Cooperatieve Rabobank UA 6.500% due 12/29/2049 þ(k)		274,054,225	368,424
Encina Private Credit LLC «		24,670	0
Nationwide Building Society 10.250% «~		895,621	159,855

			606,894

INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032		500	265

Total Preferred Securities (Cost $592,610)			607,159

REAL ESTATE INVESTMENT TRUSTS 0.2%
REAL ESTATE 0.2%
Uniti Group, Inc.		1,130,016	4,882
VICI Properties, Inc.		11,625,222	378,982

Total Real Estate Investment Trusts (Cost $155,661)			383,864

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (m) 0.1%			165,764

SHORT-TERM NOTES 0.0%
Pagaya AI Debt Trust 4.858% due 06/15/2026		30,600	30,610

NIGERIA TREASURY BILLS 0.2%
31.678% due 06/11/2026 - 06/29/2026 (g)(h)	NGN	879,080,451	462,542

U.S. TREASURY BILLS 0.2%
4.328% due 07/10/2025 - 10/21/2025 (g)(h)(p)(r)		$308,330	306,488

Total Short-Term Instruments (Cost $938,943)			965,404

Total Investments in Securities (Cost $284,844,548)			279,027,619

		SHARES
INVESTMENTS IN AFFILIATES 11.4%
COMMON STOCKS 0.2%
AFFILIATED INVESTMENTS 0.2%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (f)		50,862,666	59,509
iHeartMedia, Inc. 'A' (f)		9,028,024	15,890
iHeartMedia, Inc. 'B' «(f)		12,214,441	18,918

			94,317

Health Care 0.1%
Amsurg Equity «(f)(l)		5,968,052	269,438

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Industrials 0.0%
Sierra Hamilton Holder LLC «(f)(l)	15,369,768	1
Utilities 0.1%
Windstream Services LLC «(f)	5,118,377	100,329
		464,085

Total Common Stocks (Cost $968,698)		464,085

SHORT-TERM INSTRUMENTS 11.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.2%
PIMCO Short-Term Floating NAV Portfolio III	2,166,956,400	21,099,654

Total Short-Term Instruments (Cost $21,093,171)		21,099,654

Total Investments in Affiliates (Cost $22,061,869)		21,563,739

Total Investments 159.7% (Cost $306,906,417)		$300,591,358
Financial Derivative Instruments (o)(q) (0.5)%(Cost or Premiums, net $1,952,389)		(928,858)
Other Assets and Liabilities, net (59.2)%		(111,443,541)

Net Assets 100.0%		$188,218,959

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Principal amount of security is adjusted for inflation.
(k)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$249,375	$269,438	0.14%
Constellation Oil 'D' - Exp. 06/10/2071	06/10/2022	0	0	0.00
Deloitte LLP 5.250% due 01/30/2030	10/30/2024	37,300	37,786	0.02
Deloitte LLP 5.410% due 01/30/2032	10/30/2024	36,700	36,984	0.02
Dreamwell Ltd.	04/24/2024	2,431	11	0.00
Drillco Holding Lux SA	06/08/2023	790	810	0.00
Hardwood Funding LLC 4.840% due 06/07/2028	03/11/2025	18,500	18,610	0.01
Hardwood Funding LLC 4.980% due 06/07/2030	03/11/2025	12,000	12,121	0.01
Intelsat Emergence SA	06/19/2017 - 02/23/2024	612,233	275,339	0.15
MNSN Holdings, Inc.	03/10/2023	4	2	0.00
National Football League 5.480% due 10/05/2028	03/14/2024	76,800	78,154	0.04
NVHL SA 'A'	03/09/2012	0	6	0.00
NVHL SA 'B'	03/09/2012	0	6	0.00
NVHL SA 'C'	03/09/2012	0	6	0.00
NVHL SA 'D'	03/09/2012	0	6	0.00
NVHL SA 'E'	03/09/2012	0	5	0.00
NVHL SA 'F'	03/09/2012	0	5	0.00
NVHL SA 'G'	03/09/2012	0	5	0.00
NVHL SA 'H'	03/09/2012	0	5	0.00
NVHL SA 'I'	03/09/2012	0	5	0.00
NVHL SA 'J'	03/09/2012	0	5	0.00
Pantheon Senior Debt Secondaries 6.317% due 03/26/2026	03/18/2025	60,600	60,600	0.03
Prime Property Fund LLC 5.250% due 09/30/2029	09/17/2024	34,500	34,471	0.02
Prime Property Fund LLC 5.440% due 09/30/2031	09/17/2024	34,500	34,390	0.02
Project Alpha Investindustrial 4.256% due 02/27/2026	02/28/2025	34,800	39,517	0.02
Ripon Investments Financing Ltd. 0.000% due 08/29/2025	01/11/2023	878	992	0.00
Sierra Hamilton Holder LLC	07/31/2017	3,896	1	0.00
SSB Manufacturing Co.	06/29/2023	2,432	0	0.00
TIB Diversified Payment Rights Finance Co.7.962% due 11/15/2034	09/18/2024	60,100	60,114	0.03
VB DPR Finance Co.6.833% due 03/15/2035	01/31/2025	52,500	51,472	0.03
Westmoreland Mining Holdings	12/08/2014 - 03/26/2019	4,033	90	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1,885	1,062	0.00

		$1,336,257	$1,012,018	0.54%

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BAR	0.150%	06/26/2025	07/03/2025	165,764	Barclays Bank PLC 4.500% due 01/08/2026	$(169,399)	$165,764	$165,764

Total Repurchase Agreements	$(169,399)	$165,764	$165,764

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BAR	0.000%	06/26/2025	07/17/2025	$(165,765)	$(165,765)
MEI	3.000	06/23/2025	08/01/2025	(570)	(571)

Total Reverse Repurchase Agreements	$(166,336)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.2)%
Uniform Mortgage-Backed Security, TBA	1.500%	07/01/2055	$32,175	$(23,390)	$(24,196)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2040	300	(270)	(274)
Uniform Mortgage-Backed Security, TBA	2.000	07/01/2055	23,549	(18,427)	(18,648)
Uniform Mortgage-Backed Security, TBA	2.000	08/01/2055	151	(119)	(119)
Uniform Mortgage-Backed Security, TBA	2.500	08/01/2055	210,150	(172,876)	(174,307)
Uniform Mortgage-Backed Security, TBA	4.500	07/01/2040	108,300	(106,506)	(107,626)

Total Short Sales (0.2)%	$(321,588)	$(325,170)

(n)	Securities with an aggregate market value of $182,906 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(151,257) at a weighted average interest rate of 0.007%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	1,994	$1,994	$(419)	$(405)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	1,994	1,994	(510)	(592)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	786	786	(173)	(167)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	786	786	(143)	(102)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	523	523	(239)	(209)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	523	523	(277)	(86)

$(1,761)	$(1,561)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	1,977	$1,977	$(656)	$(62)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	1,975	1,975	(769)	(62)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	1,989	1,989	(650)	(124)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	2,011	2,011	(500)	(251)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	3,964	3,964	(1,450)	(2,106)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	2,011	2,011	(626)	(880)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	1,977	1,977	(677)	(1,483)

$(5,328)	$(4,968)

Total Written Options	$(7,089)	$(6,529)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	4,655	$351,158	$2,879	$0	$(1,623)
U.S. Treasury 2-Year Note September Futures	09/2025	14,033	2,919,193	11,449	767	0
U.S. Treasury 5-Year Note September Futures	09/2025	298,440	32,529,960	355,692	39,636	0
U.S. Treasury 10-Year Note September Futures	09/2025	239,477	26,851,359	443,048	74,837	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	13,372	1,527,960	28,639	6,477	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	5,679	676,511	24,737	7,631	0
United Kingdom Long Gilt September Futures	09/2025	102,478	13,086,195	303,928	14,067	(45,013)

$1,170,372	$143,415	$(46,636)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	2,667	$(642,280)	$10,102	$0	$(133)
3-Month SOFR Active Contract June Futures	09/2025	17,383	(4,157,362)	44,235	326	0
3-Month SOFR Active Contract March Futures	06/2026	2,497	(603,026)	7,620	0	(187)
3-Month SOFR Active Contract September Futures	12/2025	2,038	(489,069)	9,420	0	(25)
Euro-Bobl September Futures	09/2025	12,200	(1,691,179)	4,923	3,593	(1,150)
Euro-Bund September Futures	09/2025	20,806	(3,189,774)	18,562	9,068	(735)
Euro-Schatz September Futures	09/2025	76	(9,601)	17	8	(3)
U.S. Treasury Long-Term Bond September Futures	09/2025	57,086	(6,591,649)	(238,825)	0	(57,086)

$(143,946)	$12,995	$(59,319)

Total Futures Contracts	$1,026,426	$156,410	$(105,955)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.799%	$5,800	$(317)	$75	$(242)	$0	$(1)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2028	0.227%	EUR	25,700	$167	$525	$692	$8	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.241	$2,400	31	(22)	9	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.303	5,700	88	(48)	40	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431	23,900	(48)	439	391	5	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.685	1,000	(8)	21	13	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.742	37,600	69	381	450	23	0
Ford Motor Co.	5.000	Quarterly	06/20/2026	0.807	6,700	744	(465)	279	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2026	0.996	8,800	1,089	(571)	518	0	(3)
Ford Motor Co.	5.000	Quarterly	06/20/2027	1.088	16,700	1,581	(320)	1,261	8	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.506	20,000	903	(448)	455	4	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.100	47,500	4,865	(1,289)	3,576	11	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	44,800	471	(65)	406	0	(1)
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	8,900	99	18	117	0	(1)
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.107	EUR	34,900	207	(19)	188	2	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.136	55,200	(1,884)	2,451	567	6	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.179	244,400	(10,378)	13,938	3,560	0	(23)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.200	28,700	(2,120)	2,659	539	3	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.277	$13,300	302	(206)	96	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312	62,700	1,390	(750)	640	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2027	0.329	6,600	0	87	87	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416	51,600	(104)	971	867	17	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462	10,000	(46)	225	179	2	0

$(2,582)	$17,512	$14,930	$95	$(28)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-35 5-Year Index	(1.000)%	Quarterly	12/20/2025	$205,800	$(1,977)	$1,021	$(956)	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$217,028	$(25,440)	$26,168	$728	$341	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	1,472	(48)	56	8	2	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	1,050,548	(42,180)	48,158	5,978	1,844	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	18,081	(1,487)	1,560	73	34	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	103,850	(8,556)	8,821	265	205	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	20,100	(1,363)	1,368	5	39	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	324,300	(17,949)	16,561	(1,388)	703	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	112,200	(3,866)	2,819	(1,047)	242	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	152,600	(4,431)	2,165	(2,266)	291	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	107,100	(3,852)	1,230	(2,622)	227	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	12,710	1,217	(985)	232	12	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	713,856	17,256	7,476	24,732	881	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	292,992	7,110	7,903	15,013	504	0
CDX.HY-38 5-Year Index	5.000	Quarterly	06/20/2027	55,997	84	3,178	3,262	109	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	52,050	(630)	4,074	3,444	127	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	26,558	0	1,868	1,868	69	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	9,306	115	586	701	24	0
CDX.HY-42 5-Year Index	5.000	Quarterly	06/20/2029	13,205	700	338	1,038	37	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	1,494,760	106,993	4,954	111,947	4,910	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	3,981,700	193,957	111,636	305,593	13,997	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	2,800	62	(29)	33	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	14,660	7	214	221	3	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	4,400	(1)	77	76	1	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	20,100	162	253	415	5	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	23,500	281	236	517	8	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	525,000	11,547	436	11,983	261	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	4,023,700	70,494	19,851	90,345	2,225	0
CDX.iTraxx Main 43 5-Year Index	1.000	Quarterly	06/20/2030	EUR	1,178,000	26,303	3,703	30,006	1,170	0

$326,485	$274,675	$601,160	$28,271	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	5,011,400	$(60,438)	$(1,879)	$(62,317)	$0	$(277)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	556,500	46,561	122,204	168,765	287	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	47,000	(200)	1,322	1,122	16	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035	269,700	16,765	(1,608)	15,157	146	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	500,150	(1,189)	425,221	424,032	1,202	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		3,700	443	159	602	12	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	09/20/2026	JPY	155,370,000	(15,083)	25,946	10,863	152	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027		45,730,000	(2,247)	(1,002)	(3,249)	0	(68)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		275,310,000	859	56,649	57,508	1,117	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		1,037,000,000	10,945	237,674	248,619	5,111	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		487,930,000	6,321	8,905	15,226	2,853	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		93,523,200	560	26,565	27,125	1,082	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		251,200,000	14,320	2,739	17,059	3,728	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		41,566,000	(8,641)	7,803	(838)	768	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		45,656,000	44,542	12,869	57,411	1,418	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		11,112,000	4,659	7,015	11,674	353	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025		$1,798,800	13,491	24,311	37,802	122	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		1,948,100	24,790	27,115	51,905	224	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		1,401,600	301	27,446	27,747	127	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		6,228,000	46,405	(40,219)	6,186	798	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		233,830	3,897	(2,996)	901	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026		1,277,500	17,566	24,701	42,267	0	(74)
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026		1,955,700	27,967	34,465	62,432	0	(119)
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026		605,500	8,174	15,435	23,609	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/20/2026		262,500	360	(1,130)	(770)	0	(68)
Pay	1-Day USD-SOFR Compounded-OIS	1.380	Semi-Annual	01/04/2027		415,700	(35,297)	18,062	(17,235)	67	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		246,000	(19,628)	10,407	(9,221)	58	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/12/2027		152,500	(12,177)	6,512	(5,665)	36	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		287,000	(24,222)	12,821	(11,401)	32	0
Pay	1-Day USD-SOFR Compounded-OIS	1.443	Semi-Annual	01/18/2027		69,300	(5,818)	3,098	(2,720)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027		146,200	(12,381)	6,545	(5,836)	17	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027		956,100	(91,992)	56,283	(35,709)	113	0
Pay	1-Day USD-SOFR Compounded-OIS	1.600	Semi-Annual	02/15/2027		218,900	(17,689)	9,867	(7,822)	62	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027		301,850	(29,094)	18,229	(10,865)	85	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027		324,900	(20,928)	9,937	(10,991)	86	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		230,500	(16,197)	8,169	(8,028)	67	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	05/13/2027		4,602,700	6,299	4,553	10,852	2,093	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		1,353,910	60,418	5,132	65,550	0	(503)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		1,141,300	83,500	(44,713)	38,787	0	(427)
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Annual	06/17/2027		475,000	(21,295)	9,733	(11,562)	162	0
Pay	1-Day USD-SOFR Compounded-OIS	2.370	Annual	06/21/2027		326,200	(17,356)	10,252	(7,104)	114	0
Pay	1-Day USD-SOFR Compounded-OIS	2.605	Annual	06/28/2027		323,400	(10,029)	(2,600)	(12,629)	115	0
Pay	1-Day USD-SOFR Compounded-OIS	2.880	Annual	09/30/2027		832,600	(31,564)	10,880	(20,684)	364	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	1,290,000	(24,936)	(6,082)	(31,018)	570	0
Receive	1-Day USD-SOFR Compounded-OIS	0.550	Semi-Annual	12/18/2027	467,500	(343)	35,687	35,344	0	(201)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	386,810	27,642	(9,724)	17,918	0	(219)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	197,000	(907)	2,504	1,597	139	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	8,700	0	(52)	(52)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	17,500	0	(113)	(113)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	6,300	0	(68)	(68)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	2,000	(7)	(12)	(19)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	4,886,285	34,553	12,888	47,441	3,919	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,844,111	49,187	(41,058)	8,129	0	(1,493)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	165,400	(8,264)	1,759	(6,505)	136	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	168,000	(8,579)	1,830	(6,749)	139	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	253,100	(12,159)	2,712	(9,447)	210	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	164,800	(9,863)	1,986	(7,877)	135	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	291,300	(1,056)	2,695	1,639	273	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	101,680	0	166	166	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	152,270	0	225	225	0	(155)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	1,157,596	5,177	(14,691)	(9,514)	0	(1,219)
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	86,750	(8,272)	1,845	(6,427)	65	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/20/2029	120,300	(13,896)	5,490	(8,406)	91	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	144,450	(16,714)	6,683	(10,031)	128	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	310,100	(744)	6,086	5,342	355	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	105,000	(247)	2,185	1,938	121	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	444,540	(586)	3,620	3,034	0	(468)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	429,370	(13,903)	1,242	(12,661)	0	(490)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	931,450	67,824	15,615	83,439	0	(989)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	4,021,540	218,355	29,314	247,669	0	(4,515)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	7,592,290	(21,879)	(77,632)	(99,511)	0	(9,542)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2029	611,000	3,603	(8,595)	(4,992)	746	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	3,523,991	(4,308)	(32,624)	(36,932)	0	(5,201)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	10,590,940	(117,413)	3,583	(113,830)	0	(15,427)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	1,833,235	180,095	(50,303)	129,792	0	(2,367)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	298,600	(586)	(4,432)	(5,018)	0	(467)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	3,164,010	134,190	(65,153)	69,037	0	(4,798)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	193,090	1,129	442	1,571	0	(319)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	5,206,670	64,926	36,408	101,334	0	(8,522)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	335,900	(6,539)	7,690	1,151	565	0
Receive	1-Day USD-SOFR Compounded-OIS	0.650	Semi-Annual	07/15/2030	1,390,000	4,653	200,252	204,905	0	(1,922)
Receive	1-Day USD-SOFR Compounded-OIS	0.711	Semi-Annual	07/28/2030	129,300	25,490	(6,876)	18,614	0	(182)
Receive	1-Day USD-SOFR Compounded-OIS	0.678	Semi-Annual	07/29/2030	122,100	24,301	(6,536)	17,765	0	(171)
Receive	1-Day USD-SOFR Compounded-OIS	0.674	Semi-Annual	08/05/2030	119,100	23,799	(6,455)	17,344	0	(153)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	47,200	(103)	585	482	84	0
Receive	1-Day USD-SOFR Compounded-OIS	0.685	Semi-Annual	09/24/2030	150,000	30,405	(8,897)	21,508	0	(219)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	0.725	Semi-Annual	09/25/2030	150,000	30,062	(8,879)	21,183	0	(221)
Receive	1-Day USD-SOFR Compounded-OIS	0.610	Semi-Annual	10/01/2030	150,000	31,144	(7,362)	23,782	0	(218)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	61,554	0	65	65	0	(113)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	152,700	0	150	150	0	(280)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	123,500	0	97	97	0	(227)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	120,900	0	(53)	(53)	0	(222)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	219,000	0	(208)	(208)	0	(402)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	164,600	0	(279)	(279)	0	(303)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	287,200	0	(579)	(579)	0	(528)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	268,800	0	(565)	(565)	0	(495)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	123,000	0	(285)	(285)	0	(226)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	121,200	0	(395)	(395)	0	(223)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	79,200	0	(435)	(435)	0	(146)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	63,600	0	(395)	(395)	0	(117)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	102,100	0	(692)	(692)	0	(189)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	183,100	0	(1,262)	(1,262)	0	(338)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	127,100	0	(890)	(890)	0	(235)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	79,200	0	(687)	(687)	0	(147)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	79,700	0	(694)	(694)	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	79,700	0	(716)	(716)	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	50,200	0	(465)	(465)	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	79,700	0	(753)	(753)	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	79,400	0	(767)	(767)	0	(147)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	79,700	0	(814)	(814)	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	219,500	41,566	(11,593)	29,973	0	(345)
Receive	1-Day USD-SOFR Compounded-OIS	0.700	Semi-Annual	12/18/2030	757,500	27,068	87,496	114,564	0	(1,192)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	3,023,360	59,184	(52,757)	6,427	0	(5,705)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	473,880	(21,722)	2,634	(19,088)	0	(968)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	103,800	0	958	958	0	(207)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	173,510	0	575	575	0	(354)
Pay	1-Day USD-SOFR Compounded-OIS	3.550	Annual	05/13/2031	3,309,700	(279)	10,385	10,106	6,747	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	243,400	11,752	27,719	39,471	0	(433)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	6,260,230	69,407	21,398	90,805	13,239	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,540,220	(19,339)	(48,131)	(67,470)	0	(9,715)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	318,670	22	5,114	5,136	0	(661)
Receive	1-Day USD-SOFR Compounded-OIS	1.370	Semi-Annual	07/19/2031	54,100	9,691	(2,502)	7,189	0	(93)
Receive	1-Day USD-SOFR Compounded-OIS	1.360	Semi-Annual	07/20/2031	178,300	32,057	(8,258)	23,799	0	(306)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	737,500	1,053	(9,145)	(8,092)	0	(1,740)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	42,350	(378)	(4,762)	(5,140)	89	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	144,550	(2,262)	(16,004)	(18,266)	305	0
Pay	1-Day USD-SOFR Compounded-OIS	1.650	Annual	02/08/2032	182,700	(27,818)	5,887	(21,931)	395	0
Pay	1-Day USD-SOFR Compounded-OIS	1.770	Annual	02/14/2032	127,720	(18,423)	4,044	(14,379)	279	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	262,800	(29,548)	2,207	(27,341)	573	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	172,450	(25,414)	5,636	(19,778)	377	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	2,456,150	97,137	(50,632)	46,505	0	(5,919)
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	324,550	(45,166)	11,192	(33,974)	731	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	3,553,440	(3,570)	(50,762)	(54,332)	0	(9,202)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	5,143,500	(37,783)	650,016	612,233	0	(11,616)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	44,875	8,386	(2,034)	6,352	0	(101)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	413,273	62,250	(16,381)	45,869	0	(967)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	293,700	3,783	1,326	5,109	0	(742)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	07/12/2032	651,050	(535)	(8,875)	(9,410)	1,709	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	2,041,770	202,158	32,977	235,135	0	(5,333)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	7,665,070	44,541	3,029	47,570	0	(23,108)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	5,784,570	(256,973)	210,977	(45,996)	0	(17,737)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	340,200	(14,842)	8,110	(6,732)	1,024	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	1,192,605	80,322	(31,392)	48,930	0	(3,587)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	223,900	(6,237)	4,945	(1,292)	684	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	117,200	(1,886)	1,167	(719)	363	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	112,600	(914)	1,131	217	351	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	59,500	(584)	665	81	187	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	64,000	(604)	720	116	201	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	188,900	(1,410)	2,252	842	599	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	95,000	(404)	1,157	753	303	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	239,500	911	2,885	3,796	767	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	282,100	2,212	3,530	5,742	911	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	222,000	5,616	2,772	8,388	730	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	159,000	3,897	2,005	5,902	524	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	157,500	4,054	1,983	6,037	519	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	200,700	2,883	2,595	5,478	657	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	93,700	2,454	1,190	3,644	310	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	97,400	2,352	1,255	3,607	322	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	78,200	2,210	999	3,209	260	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	98,300	2,940	1,256	4,196	327	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	49,200	1,513	628	2,141	164	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	49,200	1,613	625	2,238	164	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	46,000	2,026	567	2,593	155	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	56,700	(207)	3,667	3,460	192	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	52,000	(212)	3,325	3,113	176	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	100,800	(423)	6,576	6,153	341	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	103,100	(469)	(4,237)	(4,706)	0	(348)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	103,200	(450)	(2,518)	(2,968)	0	(347)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	102,600	(431)	(1,882)	(2,313)	0	(344)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	890,960	(27,654)	16,244	(11,410)	2,926	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	51,800	(220)	(512)	(732)	0	(173)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	105,100	(451)	(1,141)	(1,592)	0	(352)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	51,600	(223)	(140)	(363)	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	51,600	(223)	(382)	(605)	0	(173)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	51,600	(236)	139	(97)	0	(172)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	103,600	(471)	567	96	0	(345)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	105,300	(495)	407	(88)	0	(351)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	105,000	0	534	534	0	(348)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	100,400	(459)	914	455	0	(334)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	52,100	(217)	534	317	175	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	31,300	(131)	329	198	105	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	52,000	(213)	205	(8)	174	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	103,700	(420)	485	65	347	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	104,100	(427)	654	227	349	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	51,100	(221)	78	(143)	171	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	51,000	(256)	535	279	172	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	41,000	(206)	616	410	139	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	207,200	(927)	4,272	3,345	709	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	106,500	(453)	445	(8)	362	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	53,400	(203)	407	204	182	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	105,800	(394)	880	486	361	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	107,500	(403)	2,523	2,120	375	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	52,700	(199)	1,240	1,041	184	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	106,800	(368)	2,894	2,526	375	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	107,000	(364)	3,974	3,610	378	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	107,000	(423)	4,077	3,654	379	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	108,800	(379)	4,643	4,264	387	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	219,100	(728)	8,555	7,827	777	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	106,500	(305)	3,891	3,586	378	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	319,800	(898)	11,967	11,069	1,134	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	105,800	(286)	4,280	3,994	377	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	162,700	(529)	7,551	7,022	583	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	108,900	(440)	(3,272)	(3,712)	0	(391)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,168,910	(31,612)	41,564	9,952	4,184	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	161,600	(493)	(2,722)	(3,215)	0	(582)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	107,000	(349)	(2,394)	(2,743)	0	(387)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	217,900	(665)	(1,578)	(2,243)	0	(781)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	167,900	(571)	(1,242)	(1,813)	0	(603)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	109,800	(423)	(530)	(953)	0	(397)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	109,900	(434)	(1)	(435)	0	(396)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	109,700	(373)	1,360	987	0	(392)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	109,900	(437)	759	322	0	(394)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	109,300	(402)	1,040	638	0	(392)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	109,300	(361)	2,033	1,672	0	(389)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	165,300	(579)	2,837	2,258	0	(591)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	52,600	(187)	865	678	0	(188)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	109,400	(388)	2,388	2,000	0	(390)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	164,600	(593)	3,336	2,743	0	(587)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	108,700	(370)	2,106	1,736	0	(388)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	109,200	(390)	1,610	1,220	0	(391)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	110,200	(408)	2,165	1,757	0	(394)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	110,200	(397)	2,058	1,661	0	(394)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	109,900	(396)	1,730	1,334	0	(394)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	206,700	(845)	3,335	2,490	0	(741)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	66,600	(265)	1,041	776	0	(239)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	109,900	(401)	1,316	915	0	(395)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	55,300	(209)	1,482	1,273	0	(197)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	109,500	(415)	2,520	2,105	0	(392)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	110,100	(413)	2,424	2,011	0	(394)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	104,200	(412)	3,368	2,956	0	(370)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	110,300	(436)	3,542	3,106	0	(392)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	55,100	(264)	2,653	2,389	0	(194)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	55,500	(254)	2,608	2,354	0	(196)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	14,600	(64)	635	571	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	206,500	(893)	8,939	8,046	0	(731)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	110,600	(393)	5,155	4,762	0	(391)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	110,000	(395)	4,969	4,574	0	(389)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	114,400	(416)	(2,274)	(2,690)	412	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	114,500	(408)	(3,013)	(3,421)	411	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	115,300	(392)	(2,945)	(3,337)	415	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	172,400	(578)	(4,263)	(4,841)	620	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	57,600	(193)	(1,400)	(1,593)	207	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	115,200	(323)	(2,387)	(2,710)	417	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	114,400	(340)	(2,184)	(2,524)	414	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	114,500	(358)	(1,975)	(2,333)	416	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	230,500	(744)	(4,259)	(5,003)	836	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	192,200	(629)	(3,213)	(3,842)	698	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	115,800	(371)	(1,844)	(2,215)	421	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	192,200	(639)	(3,689)	(4,328)	697	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	192,200	(639)	(3,441)	(4,080)	698	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	192,700	(694)	(3,958)	(4,652)	699	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	385,500	(1,311)	(4,665)	(5,976)	1,407	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	195,000	(760)	3,210	2,450	727	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	195,100	(868)	2,202	1,334	726	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	98,100	(440)	1,637	1,197	366	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	26,840	764	(665)	99	100	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	51,300	(273)	122	(151)	0	(199)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	119,400	(382)	3,544	3,162	455	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	119,100	(378)	2,704	2,326	454	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	118,900	(312)	1,694	1,382	450	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	59,800	(157)	903	746	227	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	99,700	(274)	1,859	1,585	379	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	119,200	(346)	2,302	1,956	453	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	118,500	(318)	2,303	1,985	450	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	209,600	(572)	3,724	3,152	798	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	59,700	(161)	1,518	1,357	228	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	182,500	(504)	5,326	4,822	700	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	119,700	(329)	4,084	3,755	461	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	60,000	(168)	2,200	2,032	232	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	119,900	(327)	4,288	3,961	463	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	60,150	(231)	(749)	(980)	0	(232)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	120,600	(435)	(1,713)	(2,148)	0	(467)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	60,300	(213)	(669)	(882)	0	(233)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	120,600	(420)	(1,386)	(1,806)	0	(466)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	119,700	(355)	(1,759)	(2,114)	0	(464)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	199,600	(569)	(4,152)	(4,721)	0	(779)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	241,600	(710)	(4,084)	(4,794)	0	(942)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	121,100	(351)	(1,582)	(1,933)	0	(471)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	243,100	(1,185)	2,404	1,219	950	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	183,360	4,608	2,119	6,727	0	(704)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	51,390	0	5,214	5,214	0	(358)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	68,390	0	5,870	5,870	0	(483)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	27,170	0	2,050	2,050	0	(193)
Receive	1-Day USD-SOFR Compounded-OIS	0.900	Semi-Annual	03/12/2050	1,085,000	7,579	565,953	573,532	0	(4,495)
Receive	1-Day USD-SOFR Compounded-OIS	0.950	Semi-Annual	12/11/2050	1,343,300	5,165	708,441	713,606	0	(5,657)
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	03/30/2051	3,900	796	1,182	1,978	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	66,100	9,153	21,094	30,247	0	(326)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	3,516,800	591,007	1,116,718	1,707,725	0	(16,834)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	89,100	34,101	1,519	35,620	0	(458)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	06/15/2052	75,000	39,117	1,227	40,344	0	(321)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	54,400	18,804	1,194	19,998	0	(298)
Receive	1-Day USD-SOFR Compounded-OIS	0.975	Semi-Annual	06/17/2052	97,800	41,087	11,918	53,005	0	(416)
Receive	1-Day USD-SOFR Compounded-OIS	1.025	Semi-Annual	06/22/2052	75,000	38,806	1,188	39,994	0	(323)
Receive	1-Day USD-SOFR Compounded-OIS	1.035	Semi-Annual	06/28/2052	48,500	5,217	20,869	26,086	0	(209)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	1,156,093	(2,170)	(28,290)	(30,460)	0	(9,654)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	724,700	175,728	102,256	277,984	0	(3,988)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053	56,400	(6,615)	(1,786)	(8,401)	392	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053	77,700	(5,123)	(3,336)	(8,459)	567	0
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053	42,100	(8,856)	(1,908)	(10,764)	272	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053	41,900	(8,910)	(1,895)	(10,805)	270	0
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053	64,400	(14,023)	(2,915)	(16,938)	414	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		31,400	505	(1,187)	(682)	245	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		31,800	794	(1,200)	(406)	250	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		30,800	715	(1,162)	(447)	242	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		112,780	(612)	13,677	13,065	0	(849)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		42,500	(364)	(2,458)	(2,822)	323	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	608,600	(896)	(5,383)	(6,279)	0	(1)
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		307,400	(426)	(2,715)	(3,141)	0	(1)
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		508,300	(614)	(4,476)	(5,090)	0	(1)
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		1,282,200	(1,118)	(11,230)	(12,348)	0	(2)
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		1,272,700	(990)	(11,129)	(12,119)	0	(2)
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		1,260,600	(945)	(11,018)	(11,963)	0	(2)
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		920,300	(1,059)	(11,794)	(12,853)	186	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		227,200	(218)	(2,905)	(3,123)	46	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		1,041,400	(1,033)	(13,323)	(14,356)	211	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		759,770	0	(8,866)	(8,866)	153	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		1,963,600	(1,584)	(25,068)	(26,652)	397	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		2,297,450	0	(26,556)	(26,556)	464	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		488,500	(298)	(6,222)	(6,520)	99	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		1,164,990	0	(13,142)	(13,142)	235	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		1,944,090	0	(21,891)	(21,891)	392	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		3,492,020	0	(39,111)	(39,111)	705	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		2,720,760	0	(30,259)	(30,259)	549	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		391,960	0	(4,347)	(4,347)	79	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		2,718,360	0	(29,638)	(29,638)	548	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		2,200,950	0	(23,351)	(23,351)	444	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		280,100	205	(3,514)	(3,309)	57	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		141,400	125	(1,770)	(1,645)	29	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		141,500	138	(1,770)	(1,632)	29	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		72,600	265	(880)	(615)	15	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		314,300	1,177	(3,807)	(2,630)	63	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		750,900	3,511	(8,995)	(5,484)	151	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		3,372,000	168	(1,926)	(1,758)	331	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		2,400,700	0	(558)	(558)	478	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		2,208,400	(128)	3,519	3,391	3,237	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		4,406,400	346	5,081	5,427	3,989	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	3,312,400	34,171	3,808	37,979	0	(712)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		5,894,200	80,180	59,726	139,906	0	(10,996)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	112,300	(182)	3,214	3,032	0	(112)
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		91,600	(138)	2,992	2,854	0	(93)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		112,700	(163)	3,280	3,117	0	(118)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		114,400	(175)	3,567	3,392	0	(119)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		89,800	(155)	3,312	3,157	0	(100)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		69,000	(104)	(2,660)	(2,764)	77	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		92,500	(126)	(3,314)	(3,440)	103	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		116,300	(197)	(1,793)	(1,990)	114	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		122,000	(249)	(740)	(989)	132	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		98,600	(185)	(378)	(563)	112	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		67,700	(191)	1,765	1,574	0	(129)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		69,400	(183)	(1,126)	(1,309)	139	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		70,000	(195)	(1,077)	(1,272)	137	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		70,100	(188)	399	211	134	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		61,000	(161)	(145)	(306)	0	(133)
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		73,200	(256)	826	570	149	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		73,300	(280)	773	493	150	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		73,700	(275)	528	253	152	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		113,100	(444)	1,057	613	235	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		73,900	(252)	1,294	1,042	155	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	954,400	5,636	22,905	28,541	0	(621)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	637,200	586	846	1,432	56	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		525,100	488	696	1,184	47	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		1,964,800	1,848	2,600	4,448	174	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		1,328,900	1,271	1,754	3,025	118	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		793,900	754	1,050	1,804	71	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		1,339,900	1,368	1,753	3,121	119	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		1,358,100	1,386	1,779	3,165	121	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		1,383,600	1,424	1,809	3,233	123	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		1,353,700	1,635	1,716	3,351	121	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		629,400	537	845	1,382	56	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		1,625,100	1,489	2,161	3,650	145	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		663,400	615	880	1,495	59	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		673,900	633	893	1,526	60	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		674,700	805	858	1,663	60	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		1,354,200	1,094	1,838	2,932	121	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		1,402,200	1,250	1,878	3,128	126	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		407,700	372	544	916	36	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		565,500	5	854	859	110	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		565,500	0	857	857	109	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		551,100	0	848	848	107	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		551,100	0	878	878	107	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		551,100	0	911	911	107	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		551,100	0	919	919	107	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		1,707,100	0	2,865	2,865	331	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		758,300	0	1,308	1,308	147	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,861,600	0	5,868	5,868	559	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	26,340	(732)	594	(138)	1	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,525,200	(44,781)	34,005	(10,776)	813	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,665,500	(23,460)	67,840	44,380	0	(1,877)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,291,700	(4,830)	38,297	33,467	0	(1,677)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		578,500	7,641	6,922	14,563	0	(839)
Receive	6-Month EUR-EURIBOR	0.135	Annual	07/24/2025	EUR	375,000	21,877	(15,514)	6,363	35	0
Receive	6-Month EUR-EURIBOR	0.155	Annual	07/27/2025		600,000	0	10,371	10,371	56	0
Receive	6-Month EUR-EURIBOR	0.230	Annual	07/29/2025		300,000	18,107	(12,655)	5,452	29	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		20,500	1,517	(1,189)	328	2	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		226,800	(22,990)	15,999	(6,991)	0	(69)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		96,600	(9,973)	6,922	(3,051)	0	(29)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		428,500	(45,037)	31,617	(13,420)	0	(170)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		491,000	(45,034)	33,657	(11,377)	0	(192)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		235,750	(21,680)	16,154	(5,526)	0	(96)
Pay	6-Month EUR-EURIBOR	1.750	Annual	09/21/2027		721,700	(30,289)	30,522	233	0	(279)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		126,800	3,508	5,210	8,718	0	(108)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		121,000	3,826	4,975	8,801	0	(107)
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/21/2029		9,616,100	25,497	304,284	329,781	0	(9,022)
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		116,900	(219)	(2,231)	(2,450)	118	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030		74,900	(102)	(11)	(113)	81	0
Pay	6-Month EUR-EURIBOR	2.950	Annual	03/20/2030		2,341,400	23,882	65,903	89,785	0	(2,437)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		917,869	(12,692)	11,085	(1,607)	0	(1,006)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		252,900	(6,296)	8,056	1,760	0	(407)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		68,000	2,684	3,434	6,118	0	(124)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		202,700	8,465	10,248	18,713	0	(356)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		68,000	(210)	1,757	1,547	0	(125)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		69,500	(220)	1,743	1,523	0	(127)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		73,400	(175)	(2,596)	(2,771)	0	(165)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		74,200	(199)	1,602	1,403	157	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		72,900	(183)	(1,036)	(1,219)	0	(147)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		115,200	(299)	(1,189)	(1,488)	0	(229)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		73,000	(199)	373	174	0	(147)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		73,000	(189)	(323)	(512)	0	(147)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		72,900	(185)	(782)	(967)	0	(147)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		278,250	(7,978)	(2,671)	(10,649)	0	(563)
Pay	6-Month EUR-EURIBOR	2.500	Annual	03/20/2050		62,400	(3,236)	(560)	(3,796)	0	(238)
Receive	6-Month EUR-EURIBOR	0.250	Annual	06/17/2050		626,000	(58,467)	397,601	339,134	1,844	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		2,557,071	9,381	1,239,049	1,248,430	7,828	0
Pay	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052		400	(190)	(17)	(207)	0	(1)
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		3,771,700	54,146	385,927	440,073	1,470	0
Receive(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,537,600	198,036	112,687	310,723	9,632	0
Pay	28-Day MXN-TIIE	8.410	Lunar	12/11/2025	MXN	8,240,000	(25)	430	405	39	0
Pay	28-Day MXN-TIIE	8.780	Lunar	12/15/2025		1,750,000	(4)	288	284	12	0
Pay	28-Day MXN-TIIE	8.556	Lunar	12/18/2025		1,337,800	(3)	137	134	8	0
Receive	28-Day MXN-TIIE	9.328	Lunar	12/18/2025		2,978,000	5	(960)	(955)	0	(21)
Receive	28-Day MXN-TIIE	8.103	Lunar	12/22/2025		1,486,300	5	35	40	0	(8)
Pay(7)	28-Day MXN-TIIE	8.410	Lunar	02/05/2026		8,240,000	(10,479)	10,852	373	10	0
Pay(7)	28-Day MXN-TIIE	8.556	Lunar	07/27/2028		1,337,800	(688)	2,090	1,402	137	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029		1,164,600	0	3,292	3,292	172	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		851,700	0	2,354	2,354	125	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		1,043,200	0	3,197	3,197	155	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		1,058,100	0	3,278	3,278	158	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		4,434,100	0	13,741	13,741	704	0
Receive(7)	28-Day MXN-TIIE	9.328	Lunar	05/29/2031		2,978,000	0	(9,131)	(9,131)	0	(548)
Pay(7)	28-Day MXN-TIIE	8.780	Lunar	01/30/2034		1,750,000	129	2,793	2,922	402	0
Receive(7)	28-Day MXN-TIIE	8.103	Lunar	01/04/2038		1,486,300	4,285	(1,984)	2,301	0	(442)
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	2,416,000	(10,821)	20,923	10,102	0	(97)
Pay	CAONREPO	2.625	Semi-Annual	03/19/2027		172,700	(4,292)	4,596	304	0	(18)
Pay	CAONREPO	3.000	Semi-Annual	03/19/2027		376,200	(6,203)	8,891	2,688	0	(36)
Pay	CAONREPO	2.750	Semi-Annual	12/17/2027		132,800	(3,112)	3,737	625	0	(7)
Pay	CAONREPO	3.400	Semi-Annual	06/20/2029		34,700	(109)	930	821	12	0
Receive	CAONREPO	1.000	Semi-Annual	06/16/2047		14,000	4,098	(411)	3,687	0	(56)
Receive	CAONREPO	1.300	Semi-Annual	06/16/2047		340,700	89,216	(11,391)	77,825	0	(1,153)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	105,100	(17,065)	2,619	(14,446)	563	0
Pay	UKRPI	4.055	Maturity	09/15/2031		97,100	(15,050)	2,536	(12,514)	521	0
Pay	UKRPI	4.066	Maturity	09/15/2031		188,200	(28,892)	4,960	(23,932)	1,010	0
Pay	UKRPI	4.020	Maturity	10/15/2031		136,900	(21,740)	3,583	(18,157)	754	0
Pay	UKRPI	4.140	Maturity	10/15/2031		263,700	(37,627)	7,590	(30,037)	1,456	0
Pay	UKRPI	4.400	Maturity	10/15/2031		119,600	(12,820)	4,130	(8,690)	664	0
Pay	UKRPI	4.250	Maturity	11/15/2031		267,100	(32,869)	8,859	(24,010)	1,843	0

							$1,825,310	$7,446,185	$9,271,495	$150,179	$(269,803)

Total Swap Agreements							$2,146,919	$7,739,468	$9,886,387	$178,545	$(269,841)

(p)

Securities with an aggregate market value of $5,135,416 and cash of $38,568 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)	Future styled option variation margin asset of $150 and liability of $(103) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	2,047,687		$284,216	$0	$(2,156)
	07/2025	EUR	3,499,114		3,975,770	0	(146,013)
	07/2025		$660,708	CAD	901,304	1,164	0
	07/2025		3,101,623	EUR	2,648,967	18,730	0
	07/2025		7,100,211	GBP	5,174,326	2,327	0
	08/2025	CAD	899,795		$660,708	0	(1,181)
	08/2025	CNH	2,967,212		412,731	0	(3,350)
	08/2025	EUR	2,648,967		3,108,420	0	(18,741)
	08/2025	GBP	5,174,326		7,101,204	0	(2,368)
BOA	07/2025	BRL	186,278		33,897	0	(389)
	07/2025	PEN	160,514		44,018	0	(1,281)
	07/2025		$81	AUD	125	1	0
	07/2025		34,135	BRL	186,278	151	0
	07/2025		12,644	EUR	11,186	533	0
	07/2025		62,854	IDR	1,025,455,570	377	0
	07/2025		177	ILS	619	7	0
	07/2025		161,777	KRW	220,532,740	1,344	0
	07/2025		54,646	PEN	195,250	458	0
	07/2025		31,572	SGD	40,427	224	0
	07/2025		2,960	TWD	87,901	67	0
	08/2025	CNH	1,593,560		$222,749	0	(710)
	08/2025	SGD	40,333		31,572	0	(229)
	08/2025	TWD	42,429		1,301	0	(174)
	08/2025		$33,640	BRL	186,278	381	0
	09/2025	CLP	8,791,451		$9,268	0	(167)
	09/2025	PEN	381,954		104,976	0	(2,615)
	12/2025		196,157		54,646	0	(436)
BPS	07/2025	BRL	449,172		82,310	0	(364)
	07/2025	CAD	1,113		809	0	(9)
	07/2025	EUR	12,778	GBP	10,733	0	(319)
	07/2025		1,274,070		$1,446,629	0	(54,162)
	07/2025	GBP	10,892	EUR	12,778	101	0
	07/2025	KRW	31,734,924		$23,400	0	(74)
	07/2025	NOK	194,295		19,202	0	(75)
	07/2025	PEN	48,739		13,189	0	(560)
	07/2025	SEK	319,140		33,239	0	(494)
	07/2025	THB	87,645		2,652	0	(47)
	07/2025	TWD	9,533,876		293,379	0	(34,868)
	07/2025		$80,684	BRL	449,172	1,989	0
	07/2025		46,746	EUR	40,611	1,092	0
	07/2025		140,313	IDR	2,289,106,138	831	0
	07/2025		13,049	KRW	17,875,655	173	0
	07/2025		11,617	THB	380,486	99	0
	07/2025		67,102	TRY	2,741,027	585	0
	07/2025		56,509	TWD	1,680,557	1,324	(1)
	08/2025	CAD	3,099		$2,270	0	(9)
	08/2025	CNH	813,907		113,950	0	(181)
	08/2025	EUR	12,778	GBP	10,914	0	(101)
	08/2025	GBP	186,240		$255,257	0	(423)
	08/2025	PEN	14,902		4,065	0	(138)
	08/2025	SEK	549,017		57,835	0	(319)
	08/2025	TWD	13,754,493		421,245	0	(56,916)
	08/2025		$89,458	INR	7,775,706	1,066	0
	08/2025		460	JPY	66,128	1	0
	08/2025		47,825	TRY	1,986,440	562	0
	08/2025		14,649	TWD	479,564	2,023	0
	09/2025	ILS	415,649		$113,562	0	(9,919)
	09/2025	PEN	295,905		81,718	0	(1,634)
	10/2025	BRL	6,220,955		1,038,885	0	(80,033)
	05/2026		$28,265	KWD	8,614	3	(79)
	06/2026		20,378		6,224	8	(19)
	06/2027		9,876		2,996	0	(80)
	05/2029	KWD	42,498		$146,100	6,383	0
	07/2029		5,643		19,410	844	0
	05/2030		31,578		108,748	4,341	0
BRC	07/2025	BRL	1,137,270		207,473	0	(1,849)
	07/2025	EUR	330,338		378,242	0	(10,880)
	07/2025	GBP	4,860,178		6,562,154	0	(109,168)
	07/2025	ILS	828,365		237,923	0	(8,016)
	07/2025	KRW	12,130,966		8,885	0	(87)
	07/2025	NOK	149,313		14,684	0	(130)
	07/2025	NZD	6,294		3,792	0	(44)
	07/2025	PEN	67,874		18,388	0	(760)
	07/2025	TRY	1,556,187		38,121	0	(686)
	07/2025		$200,000	BRL	1,137,270	9,323	0
	07/2025		1,077	CAD	1,461	0	(4)
	07/2025		52,120	EUR	45,971	2,032	0
	07/2025		224,579	GBP	166,669	4,199	0
	07/2025		22	IDR	364,719	0	0
	07/2025		117,981	ILS	398,330	277	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		6,909	JPY	993,636	0	(9)
	07/2025		40,598	KRW	55,794,961	672	0
	07/2025		15,845	PLN	59,364	622	0
	07/2025		734,045	TRY	30,112,548	12,783	0
	07/2025		30,559	ZAR	551,010	516	0
	07/2025	ZAR	713,846		$39,383	0	(875)
	08/2025	CHF	286,193		360,354	0	(1,839)
	08/2025	EUR	422,916		496,638	0	(2,623)
	08/2025	PEN	9,516		2,576	0	(106)
	08/2025		$118,142	BRL	654,748	1,438	0
	08/2025		1,607	NZD	2,647	8	0
	08/2025		195,081	TRY	8,089,831	2,321	0
	09/2025	PEN	41,411		$11,352	0	(311)
	09/2025		$184	MXN	3,508	1	0
	09/2025		861	PEN	3,115	16	0
	11/2025	PEN	234,591		$63,914	0	(2,057)
BSH	07/2025	DKK	16,044		2,443	0	(90)
	07/2025	PEN	801,647		216,006	0	(10,190)
	07/2025		$94,829	PEN	339,100	951	(66)
	08/2025	PEN	358,920		$97,563	0	(3,618)
	09/2025		246,790		68,121	0	(1,412)
	09/2025		$8,354	PEN	30,310	183	0
	10/2025	PEN	315,800		$85,586	0	(3,297)
	11/2025		456,206		123,843	0	(4,450)
	12/2025		210,837		57,922	0	(1,326)
CBK	07/2025	BRL	816,316		148,098	0	(2,151)
	07/2025	CAD	1,606,326		1,162,022	0	(17,583)
	07/2025	CHF	94,650		116,300	0	(2,989)
	07/2025	EUR	650,708		738,593	0	(27,909)
	07/2025	GBP	195,690		263,871	0	(4,742)
	07/2025	KRW	1,334,248,607		972,690	0	(14,211)
	07/2025	PEN	704,925		194,162	65	(4,862)
	07/2025	THB	4,586,277		137,915	0	(3,306)
	07/2025	TWD	16,378,876		503,439	0	(60,479)
	07/2025		$147,752	BRL	816,316	2,497	0
	07/2025		116,661	EUR	100,619	1,864	0
	07/2025		131,198	GBP	96,427	1,162	0
	07/2025		59,425	IDR	967,701,299	246	0
	07/2025		324	JPY	46,900	1	0
	07/2025		193,262	PEN	693,760	2,563	0
	07/2025		2,310	SGD	2,969	25	0
	07/2025		4,025	TRY	162,975	47	0
	07/2025		946,590	TWD	28,171,019	23,327	0
	08/2025	CNH	651,928		$90,693	0	(725)
	08/2025	PEN	761,530		205,087	0	(9,643)
	08/2025	TWD	20,409,328		626,471	0	(83,039)
	08/2025		$365,368	BRL	2,116,078	21,103	0
	08/2025		375,547	CNH	2,719,526	5,801	0
	08/2025		670,044	INR	57,752,330	2,574	(267)
	09/2025	CLP	6,502,577		$6,916	0	(62)
	09/2025	ILS	89,975		24,135	0	(2,595)
	09/2025	PEN	780,359		216,781	0	(2,984)
	09/2025		$7,431	PEN	26,558	47	0
	10/2025	PEN	824,673		$224,940	0	(7,132)
	10/2025		$148,098	BRL	835,243	2,131	0
	11/2025	PEN	346,583		$94,220	0	(3,231)
	12/2025		440,462		119,726	0	(4,010)
DUB	07/2025	AUD	967,182		622,821	0	(13,730)
	07/2025	ILS	402,268		116,063	0	(3,365)
	07/2025	KRW	14,004,377		10,270	0	(87)
	07/2025	SGD	6,184		4,801	0	(63)
	07/2025		$1,896	DKK	12,075	10	0
	07/2025		9,882	IDR	160,883,649	35	0
	07/2025		38,579	TWD	1,146,848	900	0
	08/2025	CNH	612,417		$85,691	0	(186)
	08/2025	DKK	12,046		1,896	0	(10)
	08/2025		$310,686	INR	26,809,384	1,428	0
	09/2025	PEN	352,376		$96,143	0	(3,119)
	09/2025		$244,793	MXN	4,719,517	4,690	0
FAR	07/2025	BRL	3,414,284		$624,765	0	(3,657)
	07/2025	CNH	1,041,639		144,946	0	(729)
	07/2025	JPY	313,098,668		2,150,994	0	(23,227)
	07/2025	PEN	373,743		100,653	0	(4,832)
	07/2025	SGD	27,205		21,156	0	(239)
	07/2025		$598,100	BRL	3,414,284	30,323	0
	07/2025		2,579	DKK	16,412	12	0
	07/2025		3,821,352	JPY	548,203,177	0	(14,518)
	07/2025		2,225	PEN	7,951	19	0
	07/2025		110,958	PLN	409,212	2,531	0
	07/2025		26,368	SGD	33,627	78	0
	08/2025	CNH	859,052		$120,049	0	(413)
	08/2025	DKK	16,372		2,579	0	(12)
	08/2025	SGD	38,711		30,429	0	(92)
	08/2025		$91,319	BRL	507,009	1,278	0
	08/2025		250,612	CNH	1,811,477	3,404	0
	08/2025		148,429	INR	12,836,517	1,013	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		2,150,994	JPY	311,947,241	23,239	0
	09/2025		241,869	MXN	4,710,767	7,151	0
	09/2025		14,366	PEN	52,097	309	0
	10/2025	PEN	182,740		$50,000	0	(1,431)
	11/2025		173,037		46,822	0	(1,826)
	12/2025		7,991		2,225	0	(19)
GLM	07/2025	BRL	8,308,500		1,500,000	0	(29,237)
	07/2025	EUR	541,715		616,230	0	(21,884)
	07/2025	ILS	1,045		308	0	(2)
	07/2025		$1,522,512	BRL	8,308,500	6,726	0
	07/2025		14,060	IDR	229,102,029	67	0
	07/2025		10,242	SGD	13,055	26	0
	07/2025		811	TRY	32,665	5	0
	07/2025		88,348	TWD	2,873,474	10,585	0
	07/2025		80,014	ZAR	1,447,147	1,600	0
	08/2025	GBP	48,677		$66,696	0	(131)
	08/2025	SGD	13,024		10,242	0	(27)
	08/2025		$764	HUF	276,595	50	0
	08/2025		6,923	TWD	227,285	979	0
	09/2025	MXN	390,041		$20,325	0	(294)
	09/2025		$1,500,000	BRL	8,436,720	29,108	0
	10/2025	BRL	7,130,100		$1,171,042	0	(111,396)
IND	07/2025		$204,852	GBP	152,174	4,030	0
	07/2025		90	TWD	2,668	2	0
JPM	07/2025	BRL	5,313,281		$973,645	0	(4,301)
	07/2025	CHF	14,310		17,460	0	(575)
	07/2025	CNH	1,973,505		273,445	0	(2,552)
	07/2025	DKK	12,433		1,883	0	(80)
	07/2025	EUR	1,208,544		1,373,491	0	(50,114)
	07/2025	GBP	2,797,284		3,768,966	0	(70,724)
	07/2025	ILS	61,269		16,965	0	(1,226)
	07/2025	KRW	52,211,328		38,180	0	(440)
	07/2025	SGD	932,361		725,847	0	(7,430)
	07/2025	TWD	9,658,926		297,047	2	(35,506)
	07/2025		$606,652	AUD	925,613	2,540	0
	07/2025		915,253	BRL	5,313,281	62,693	0
	07/2025		2,676	CAD	3,673	21	0
	07/2025		724	KRW	991,387	9	0
	07/2025		369,511	PLN	1,375,898	12,110	0
	07/2025		21,477	SGD	27,499	150	0
	07/2025		17,963	TRY	730,793	265	0
	07/2025		162,835	TWD	4,835,572	3,654	(2)
	07/2025	ZAR	868,790		$48,614	0	(383)
	08/2025	AUD	925,613		607,032	0	(2,544)
	08/2025	CNH	2,739,227		380,796	0	(3,315)
	08/2025	EUR	3,296,361		3,873,034	0	(18,387)
	08/2025	GBP	284,679		389,770	0	(1,051)
	08/2025	SGD	27,436		21,477	0	(155)
	08/2025	TWD	9,506,527		291,665	0	(38,820)
	08/2025		$462,689	BRL	2,642,003	19,833	0
	08/2025		100,123	INR	8,681,145	942	0
	08/2025		27,653	TRY	1,139,580	284	0
	09/2025		300,000	BRL	1,751,220	17,399	0
MBC	07/2025	CNH	946,104		$131,285	0	(1,029)
	07/2025	EUR	411,823		467,550	0	(17,558)
	07/2025	GBP	1,220,288		1,648,413	0	(26,616)
	07/2025	NZD	124,396		74,198	0	(1,628)
	07/2025	SGD	2,967		2,317	0	(16)
	07/2025	THB	2,302,236		69,559	0	(1,332)
	07/2025	TWD	4,835,786		148,378	0	(18,116)
	07/2025		$27,113	AUD	41,444	163	0
	07/2025		4,590	CAD	6,222	0	(21)
	07/2025		1,522,689	EUR	1,314,276	25,463	0
	07/2025		251,503	GBP	185,774	3,500	0
	07/2025		1,026	HKD	8,028	0	(2)
	07/2025		32,417	IDR	528,181,151	150	0
	07/2025		539	ILS	1,871	17	0
	07/2025		167,371	JPY	24,046,888	0	(385)
	07/2025		6,400	KRW	8,737,110	62	0
	07/2025		3,481	NZD	5,777	41	0
	07/2025		121,786	PLN	456,018	4,709	0
	07/2025		545,514	SGD	705,458	9,310	0
	07/2025		112,625	TWD	3,562,765	10,038	0
	08/2025	CNH	1,807,214		$251,010	0	(2,409)
	08/2025	SGD	703,838		545,514	0	(9,427)
	08/2025	TWD	7,184,983		221,628	0	(28,150)
	08/2025		$2,448	JPY	351,725	3	0
MYI	07/2025	EUR	956,497		$1,084,916	0	(41,791)
	07/2025	JPY	105,288,271		722,382	0	(8,761)
	07/2025		$1,705	CAD	2,333	8	0
	07/2025		85,722	JPY	12,383,747	273	0
	07/2025		40,744	NOK	410,984	31	0
	07/2025		580	PLN	2,138	13	0
	07/2025		15,815	ZAR	285,971	313	0
	08/2025	CNH	875,600		$122,304	0	(478)
	08/2025	EUR	24,006		28,195	0	(144)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	NOK	410,909	40,744	0	(31)
08/2025	$722,382	JPY	104,901,216	8,766	0
10/2025	BRL	265,800	$43,710	0	(4,098)
NGF	07/2025	$168,225	IDR	2,742,064,517	856	0
RBC	07/2025	CHF	290,274	$353,938	0	(11,900)
07/2025	$1,039	CAD	1,414	0	0
SCX	07/2025	CHF	33,805	$41,192	0	(1,413)
07/2025	GBP	151,961	204,796	0	(3,793)
07/2025	ILS	6,119	1,765	0	(52)
07/2025	JPY	1,172,921	8,121	0	(24)
07/2025	NZD	25,237	15,242	0	(141)
07/2025	PEN	180,264	48,000	0	(2,852)
07/2025	TWD	318,515	10,938	0	(28)
07/2025	$1,135	EUR	993	34	0
07/2025	19,469	GBP	14,315	180	0
07/2025	65,389	IDR	1,065,480,360	311	0
07/2025	1,149	NZD	1,906	13	0
07/2025	108,937	SGD	140,507	1,568	0
07/2025	243,018	TWD	7,147,027	3,052	0
07/2025	4,296	ZAR	76,335	9	0
08/2025	CHF	42,333	$53,469	0	(106)
08/2025	CNH	897,380	125,622	0	(214)
08/2025	EUR	686,027	805,982	0	(3,888)
08/2025	SGD	140,188	108,937	0	(1,594)
08/2025	TWD	3,950,926	121,080	0	(16,270)
08/2025	$331,434	CNH	2,409,988	6,510	0
08/2025	104,746	INR	8,992,808	0	(52)
08/2025	8,121	JPY	1,168,601	24	0
SOG	07/2025	EUR	134	$155	0	(4)
07/2025	GBP	13,344	EUR	15,582	63	0
07/2025	JPY	173,775,468	$1,203,848	0	(2,884)
07/2025	$4,262	NOK	42,789	0	(17)
07/2025	89,984	NZD	148,244	378	0
08/2025	CHF	89,953	$113,514	0	(326)
08/2025	GBP	614,933	842,500	0	(1,710)
08/2025	NOK	42,781	4,262	17	0
08/2025	NZD	148,244	90,081	0	(376)
08/2025	$295,400	CNH	2,132,381	3,616	0
08/2025	36	HUF	13,055	2	0
08/2025	601	INR	51,800	2	0
08/2025	1,203,848	JPY	173,137,790	2,901	0
09/2025	MXN	495	$26	0	0
SSB	07/2025	$504,067	CAD	687,930	1,114	0
07/2025	3,593,816	GBP	2,621,886	5,115	0
08/2025	CAD	686,776	$504,067	0	(1,125)
08/2025	EUR	280,825	329,787	0	(1,733)
08/2025	GBP	2,570,453	3,525,052	0	(3,793)
UAG	07/2025	342,544	461,530	0	(8,662)
07/2025	KRW	12,105,936	8,931	0	(24)
07/2025	NOK	110,149	10,847	0	(81)
07/2025	SEK	229,925	23,929	0	(374)
07/2025	THB	365,567	11,002	0	(255)
07/2025	$29,586	GBP	21,844	398	0
07/2025	55,825	JPY	8,080,210	286	0
07/2025	8,931	KRW	12,111,792	27	0
08/2025	10,164	TRY	452,204	750	0
09/2025	128,283	MXN	2,486,730	3,170	0
11/2025	4,012	TRY	189,086	215	0

Total Forward Foreign Currency Contracts	$488,955	$(1,534,261)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC EUR versus USD	$1.150	08/27/2025	958,000	$5,966	$4,098
Put - OTC EUR versus USD	1.150	08/29/2025	3,832,500	23,951	16,889

$29,917	$20,987

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	174,900	$28,054	$11,777
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	285,300	45,762	87,140
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	122,300	19,813	8,060
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	177,300	28,722	55,532

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	140,900	18,592	2,844
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	158,900	20,967	42,933
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	141,400	22,426	9,418
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	159,400	25,281	48,794

$209,617	$266,498

Total Purchased Options	$239,534	$287,485

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Put - OTC USD versus TRY	TRY	39.750	08/11/2025	21,900	$(684)	$(14)
Call - OTC USD versus TRY	51.750	08/11/2025	21,900	(481)	(115)
Put - OTC USD versus TRY	40.575	08/19/2025	33,300	(1,168)	(159)
Call - OTC USD versus TRY	52.725	08/19/2025	33,300	(724)	(179)
Put - OTC USD versus TRY	41.600	11/12/2025	23,600	(898)	(108)
Call - OTC USD versus TRY	56.900	11/12/2025	23,600	(658)	(440)

$(4,613)	$(1,015)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	122,600	$(392)	$(1,120)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	122,600	(392)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	122,100	(386)	(612)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	122,100	(386)	(53)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	122,100	(388)	(944)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	122,100	(388)	(55)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	122,200	(388)	(441)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	122,200	(388)	(226)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	122,100	(440)	(575)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	122,100	(409)	(145)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	122,000	(409)	(465)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	122,000	(372)	(211)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	49,900	(132)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	49,900	(132)	(62)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	74,700	(229)	(83)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	74,700	(229)	(123)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	206,800	(773)	(1,408)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	206,800	(773)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	207,700	(680)	(2,164)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	207,700	(680)	(2)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	61,700	(221)	(231)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	122,500	(377)	(1,087)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	61,700	(221)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	122,500	(377)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	121,700	(364)	(530)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	121,700	(364)	(18)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	121,900	(353)	(847)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	121,900	(353)	(26)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	61,200	(214)	(251)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	61,200	(214)	(86)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	122,800	(403)	(406)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	122,800	(403)	(313)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	122,800	(378)	(507)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	122,800	(378)	(288)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	121,800	(399)	(1,160)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	121,800	(399)	(3)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	124,200	(445)	(514)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	124,200	(445)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	124,000	(466)	(660)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	124,000	(467)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	124,000	(466)	(411)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	124,000	(466)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	121,700	(362)	(580)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	121,700	(362)	(15)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	121,700	(351)	(821)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	121,700	(351)	(20)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	188,100	(607)	(702)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	188,100	(607)	(421)

							$(19,179)	$(18,592)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	0.026%	1-Day USD-SOFR Compounded-OIS		07/23/2025	1,798,800	$(15,754)	$(7,898)
	Put - OTC 1-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS		07/23/2025	1,798,800	(15,754)	0
FAR	Call - OTC 2-Year Interest Rate Cap	0.022	1-Day USD-SOFR Compounded-OIS		08/08/2026	605,500	(10,445)	(12,362)
MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS		07/23/2026	1,277,500	(22,593)	(21,670)
NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS		07/25/2026	1,955,700	(35,887)	(31,625)
FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS		08/08/2026	605,500	(10,445)	(318)
MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS		07/23/2026	1,277,500	(22,593)	(852)
NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS		07/25/2026	1,955,700	(35,887)	(1,454)

							$(169,358)	$(76,179)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055		$92.469	07/07/2025		63,500	$(347)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055		96.469	07/07/2025		63,500	(298)	(24)

							$(645)	$(24)

Total Written Options							$(193,795)	$(95,810)

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Israel Government International Bond	1.000%	Quarterly	06/20/2029	0.803%	$9,400	$(101)	$172	$71	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	10,600	(464)	505	41	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	47,700	(2,287)	2,154	0	(133)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	3,100	(276)	252	0	(24)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	140,500	(6,441)	6,384	0	(57)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	14,000	(223)	329	106	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	6,100	(219)	202	0	(17)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.603	67,700	(340)	873	533	0
	Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	4,300	(57)	76	19	0
DUB	Eskom	4.650	Quarterly	06/30/2029	0.000	50,500	0	2,993	2,993	0
	Petroleos Mexicanos	4.750	Monthly	07/06/2026	0.000	176,340	0	952	952	0
	Petroleos Mexicanos	4.850	Monthly	07/06/2026	0.000	97,193	0	581	581	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	17,500	(769)	837	68	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	59,100	(2,190)	2,026	0	(164)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	25,400	(2,264)	2,071	0	(193)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.720	18,800	2,628	(1,070)	1,558	0
	Israel Government International Bond	1.000	Quarterly	12/20/2026	0.568	6,800	30	14	44	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	19,200	(261)	406	145	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.862	73,400	(1,997)	2,436	439	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.620	1,560	(65)	79	14	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	9,700	(102)	173	71	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	84,000	(714)	347	0	(367)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	8,900	(400)	435	35	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	8,800	(339)	315	0	(24)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	69,900	(845)	1,372	527	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.862	16,400	(472)	570	98	0
	Israel Government International Bond	1.000	Quarterly	06/20/2030	0.908	4,500	(49)	69	20	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	21,600	(169)	300	131	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	61,200	(2,202)	2,032	0	(170)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	70,400	(6,276)	5,742	0	(534)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	13,800	(234)	338	104	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.862	41,100	(1,057)	1,303	246	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	3,700	(51)	65	14	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	48,100	74	292	366	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	40,060	(136)	502	366	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	17,400	(336)	501	165	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	82,600	(872)	1,479	607	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	229,100	(10,035)	10,928	893	0

							$(39,511)	$49,035	$11,207	$(1,683)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.7-1 Index «		0.090%	Monthly	08/25/2037	$27,844	$(20,380)	$17,705	$0	$(2,675)
	ABX.HE.AAA.7-2 Index «		0.760	Monthly	01/25/2038	3,150	(2,250)	2,005	0	(245)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	249	(7)	7	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	320	(1)	1	0	0
BRC	ABX.HE.AAA.6-2 Index «		0.110	Monthly	05/25/2046	2,964	(807)	575	0	(232)
	ABX.HE.AAA.7-1 Index «		0.090	Monthly	08/25/2037	8,756	(6,432)	5,591	0	(841)
	CMBX.NA.AAA.6 Index		0.500	Monthly	05/11/2063	16	(1)	1	0	0
	CMBX.NA.AS.6 Index		1.000	Monthly	05/11/2063	736	(23)	23	0	0

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

PRIMEX.ARM.2-AAA Index	4.580	Monthly	12/25/2037	1,011	30	(16)	14	0
CBK	ABX.HE.AA.6-1 Index «	0.320	Monthly	07/25/2045	4,879	(2,378)	2,013	0	(365)
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	67,246	(49,278)	42,819	0	(6,459)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	66	(3)	3	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	909	(33)	33	0	0
DUB	ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	12,258	(8,983)	7,805	0	(1,178)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	10,514	(7,512)	6,694	0	(818)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	62,000	(1,006)	1,272	266	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	210	(5)	5	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	7,130	(717)	722	5	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	400	(8)	8	0	0
GST	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	5,319	(1,443)	1,026	0	(417)
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	66,006	(27,562)	21,221	0	(6,341)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	21,172	(4,961)	3,314	0	(1,647)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	401,450	(4,763)	6,484	1,721	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	5,000	(8)	35	27	0
CMBX.NA.AAA.13 Index	0.500	Monthly	12/16/2072	70,800	109	147	256	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	73	(3)	3	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	15,087	(17)	18	1	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	140,254	(5,638)	5,743	105	0
CMBX.NA.AS.9 Index	1.000	Monthly	09/17/2058	20,000	(1,505)	1,522	17	0
JPM	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	700	(296)	178	0	(118)
ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	10	(6)	5	0	(1)
ABX.HE.AA.7-2 Index	1.920	Monthly	01/25/2038	150	(84)	47	0	(37)
JPS	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	319,300	(5,507)	6,876	1,369	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	10,701	(475)	476	1	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	213,911	(1,914)	2,075	161	0
MEI	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	4,196	(1,100)	771	0	(329)
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	11	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	2,644	(183)	183	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	112,945	(8,855)	8,940	85	0
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	41,221	(7,206)	3,973	0	(3,233)
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	14,009	(10,254)	8,908	0	(1,346)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	7,875	(5,628)	5,015	0	(613)
CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	81,300	(1,373)	1,722	349	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	52	(1)	1	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	1,180	(88)	88	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	6,417	(638)	643	5	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	748	(31)	31	0	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	454,800	(1,564)	3,514	1,950	0
CMBX.NA.AAA.11 Index	0.500	Monthly	11/18/2054	82,900	392	108	500	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	125,500	(139)	804	665	0
CMBX.NA.AAA.6 Index	0.500	Monthly	05/11/2063	446	0	0	0	0
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	749	(41)	41	0	0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	49,913	58	(20)	38	0
CMBX.NA.AS.6 Index	1.000	Monthly	05/11/2063	800	0	0	0	0
UAG	ABX.HE.AA.6-2 Index «	0.170	Monthly	05/25/2046	20,854	(1)	(3,518)	0	(3,519)
ABX.HE.AA.7-1 Index «	0.150	Monthly	08/25/2037	37	0	(3)	0	(3)
ABX.HE.AAA.7-1 Index «	0.090	Monthly	08/25/2037	58,853	(3,081)	(2,572)	0	(5,653)
ABX.HE.AAA.7-2 Index «	0.760	Monthly	01/25/2038	43,406	(13)	(3,364)	0	(3,377)
CMBX.NA.AAA.8 Index	0.500	Monthly	10/17/2057	945	(56)	56	0	0

$(193,669)	$161,757	$7,535	$(39,447)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	1,060,071	1.199%	Maturity	09/22/2025	$235,700	$0	$(1,226)	$0	$(1,226)
Receive	iBoxx USD Liquid Investment Grade Index	190,686	4.310	Maturity	09/22/2025	42,380	0	(248)	0	(248)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	1,100,026	1.199	Maturity	09/22/2025	244,620	0	(1,235)	0	(1,235)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	1,897,484	1.199	Maturity	09/22/2025	421,400	0	(2,688)	0	(2,688)
Receive	iBoxx USD Liquid Investment Grade Index	68,315	4.310	Maturity	09/22/2025	15,200	0	(72)	0	(72)

$0	$(5,469)	$0	$(5,469)

Total Swap Agreements	$(233,180)	$205,323	$18,742	$(46,599)

(r)

Securities with an aggregate market value of $1,104,410 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,117,779	$5,532,256	$6,650,035
Corporate Bonds & Notes
Banking & Finance	0	5,742,847	1,009,112	6,751,959
Industrials	87,220	6,167,826	295,721	6,550,767
Utilities	0	2,273,828	0	2,273,828
Municipal Bonds & Notes
California	0	25,893	0	25,893
Illinois	0	45,586	0	45,586
New York	0	50,986	0	50,986
U.S. Government Agencies	0	116,787,296	0	116,787,296
U.S. Treasury Obligations	0	29,484,349	0	29,484,349
Non-Agency Mortgage-Backed Securities	428,779	56,819,207	915,286	58,163,272
Asset-Backed Securities
Automobile ABS Other	0	659,647	18,144	677,791
Automobile Sequential	0	5,360,246	0	5,360,246
Casino Services	0	0	49,588	49,588
CMBS Other	0	387,271	0	387,271
Credit Card Other	0	386,309	0	386,309
Home Equity Other	29,500	8,314,266	0	8,343,766
Home Equity Sequential	0	150,602	0	150,602
Manufacturing House ABS Other	0	11,634	0	11,634
Manufacturing House Sequential	0	97,645	0	97,645
Whole Loan Collateral	0	1,138,926	0	1,138,926
Other ABS	0	17,709,700	1,179,165	18,500,809
Sovereign Issues	0	14,871,905	0	14,871,905
Common Stocks
Consumer Staples	0	0	11	11
Financials	8,318	0	275,341	283,659
Health Care	0	0	54	54
Industrials	0	0	6,679	6,679
Warrants
Communication Services	0	0	19,951	19,951
Financials	0	0	375	375
Preferred Securities
Banking & Finance	0	606,894	0	606,894
Industrials	0	265	0	265
Real Estate Investment Trusts
Real Estate	383,864	0	0	383,864
Asset-Backed Securities
Short-Term Instruments
Repurchase Agreements	0	165,764	0	165,764
Short-Term Notes	0	30,610	0	30,610
Nigeria Treasury Bills	0	462,542	0	462,542
U.S. Treasury Bills	0	306,488	0	306,488

	$937,681	$268,788,255	$9,301,683	$279,027,619
Investments in Affiliates, at Value
Common Stocks
Communication Services	75,399	0	18,918	94,317
Health Care	0	0	269,438	269,438
Industrials	0	0	1	1
Utilities	0	0	100,329	100,329
Short-Term Instruments
Central Funds Used for Cash Management Purposes	21,099,654	0	0	21,099,654

	$21,175,053	$0	$388,686	$21,563,739

Total Investments	$22,112,734	$268,788,255	$9,690,369	$300,591,358

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(325,170)	0	(325,170)

	$0	$(325,170)	$0	$(325,170)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	26,736	308,219	0	334,955
Over the counter	0	790,642	4,540	795,182

	$26,736	$1,098,861	$4,540	$1,130,137

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(49,088)		(333,237)	0	(382,325)
Over the counter					0		(1,637,223)	(39,447)	(1,676,670)

					$(49,088)		$(1,970,460)	$(39,447)	$(2,058,995)

Total Financial Derivative Instruments					$(22,352)		$(871,599)	$(34,907)	$(928,858)

Totals					$22,090,382		$267,591,486	$9,655,462	$299,337,330

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements(1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025(2)

Investments in Securities, at Value
Loan Participations and Assignments	$3,394,550	$2,596,952	$(495,859)	$2,104	$(1,521)	$96,716	$0	$(60,686)	$5,532,256	$107,210
Corporate Bonds & Notes
Banking & Finance	1,005,883	130,994	(87,703)	407	1,667	(42,136)	0	0	1,009,112	(38,629)
Industrials	293,632	0	(193)	(4)	0	3,517	0	(1,231)	295,721	3,517
Non-Agency Mortgage-Backed Securities	2,495,470	510,729	(1,213,264)	722	1,442	10,759	0	(890,572)	915,286	6,093
Asset-Backed Securities
Automobile ABS Other	18,194	0	0	0	0	(50)	0	0	18,144	(50)
Casino Services	47,339	0	(802)	0	(60)	3,111	0	0	49,588	2,954
Other ABS	957,102	776,044	(153,100)	646	(4,981)	5,391	0	(401,937)	1,179,165	(27,954)
Common Stocks
Consumer Staples	13	0	0	0	0	(2)	0	0	11	(2)
Financials	268,858	0	0	0	0	6,483	0	0	275,341	6,483
Health Care	51	0	0	0	0	3	0	0	54	3
Industrials	8,430	0	0	0	0	(1,751)	0	0	6,679	(1,751)
Warrants
Communication Services	0	13,232	0	0	0	6,719	0	0	19,951	6,719
Financials	362	0	0	0	0	13	0	0	375	14

	$8,489,884	$4,027,951	$(1,950,921)	$3,875	$(3,453)	$88,773	$0	$(1,354,426)	$9,301,683	$64,607

Investments in Affiliates, at Value
Common Stocks
Communication Services	17,735	0	0	0	0	1,183	0	0	18,918	1,183
Health Care	279,018	0	0	0	0	(9,580)	0	0	269,438	(9,580)
Industrials	1	0	0	0	0	0	0	0	1	0
Utilities	114,834	0	0	0	0	(14,505)	0	0	100,329	(14,505)
Financial Derivative Instruments - Assets
Over the counter	$5,291	$18	$(264)	$0	$(3)	$(502)	$0	$0	$4,540	$(487)

Financial Derivative Instruments - Liabilities
Over the counter	$(53,377)	$35,281	$(38,442)	$0	$78,367	$(61,276)	$0	$0	$(39,447)	$11,489

Totals	$8,853,386	$4,063,250	$(1,989,627)	$3,875	$74,911	$4,093	$0	$(1,354,426)	$9,655,462	$52,707

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$931,503	Comparable Companies			EBITDA Multiple		X	16.470	—
		1,854,272	Discounted Cash Flow			Discount Rate			3.327 – 40.000	5.998
		84,473	Discounted Cash Flow / Indicative Quotation			Discount Rate / Broker Quote		%/ %	7.160/90.000	—
		153,721	Indicative Market Quotation			Broker Quote			100.500	—
		2,238,918	Recent Transaction			Purchase Price			100.000	—
		269,369	Third Party Vendor			Broker Quote			39.500 - 101.000	100.608
Corporate Bonds & Notes
Banking & Finance		887,612	Discounted Cash Flow			Discount Rate			4.620 - 12.000	6.077
		992	Discounted Cash Flow			Discount Rate			10.000	—
		54,794	Expected Recovery			Recovery Rate			100.000	—
		41,542	Proxy Pricing			Base Price			104.175	—

Consolidated Schedule of Investments PIMCO Income Fund (Cont.)	June 30, 2025 (Unaudited)

	24,172	Recent Transaction	Purchase Price		93.500	—
Industrials	295,721	Discounted Cash Flow	Discount Rate		4.796 - 7.790	6.463
Non-Agency Mortgage-Backed Securities	397,107	Discounted Cash Flow	Discount Rate		4.933 - 10.000	7.097
	39,584	Discounted Cash Flow	Discount Rate		$7.252	—
	478,595	Proxy Pricing	Base Price		99.999 - 107.656	103.233
Asset-Backed Securities
Automobile ABS Other	18,144	Discounted Cash Flow	Discount Rate		8.000	—
Casino Services	49,588	Discounted Cash Flow	Discount Rate		6.450	—
Other ABS	529,142	Discounted Cash Flow	Discount Rate		5.363 – 24.000	9.265

	115	Discounted Cash Flow	Discount Rate		13.000	—
	412,840	Proxy Pricing	Base Price		99.995-124.720	102.112
	86,906	Recent Transaction	Purchase Price		100.000	—
	150,162	Third Party Vendor	Broker Quote		100.500	—
Common Stocks
Consumer Staples	11	Indicative Market Quotation	Broker Quote		$7.500	—
Financials	275,339	Comparable Companies	EBITDA Multiple	X	5.200	—
	2	Indicative Market Quotation	Broker Quote		$4.000	—
Health Care	54	Discounted Cash Flow	Discount Rate		20.000	—
Industrials	6,679	Indicative Market Quotation	Broker Quote		0.625 - 20.500	17.347
Warrants
Communication Services	19,951	Comparable Companies	EBITDA Multiple	X	4.864	—
Financials	375	Option Pricing Model	Volatility		32.500	—
Investments in Affiliates, at Value
Common Stocks
Communication Services	18,918	Reference Instrument	Stock Price w/Liquidity Discount		12.000	—
Health Care	269,438	Comparable Companies	EBITDA Multiple	X	16.470	—
Industrials	1	Expected Recovery	Price	$	—(3)	—
Utilities	100,329	Comparable Companies	EBITDA Multiple	X	4.864	—
Financial Derivative Instruments- Assets
Over the counter	4,540	Indicative Market Quotation	Broker Quote		0.197 - 5.914	3.972
Financial Derivative Instruments- Liabilities
Over the counter	(39,447)	Indicative Market Quotation	Broker Quote		75.000 - 92.500	90.072

Total	$9,655,462

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)		Input Value is 0.0001.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.3% ¤
CORPORATE BONDS & NOTES 1.6%
BANKING & FINANCE 1.6%
Ambac Assurance Corp. 5.100% due 12/31/2099 (f)		$28	$38
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	2,300	678
Jyske Realkredit AS
1.500% due 10/01/2050	DKK	75,259	9,578
1.500% due 10/01/2053		26,455	3,288
2.000% due 10/01/2053		789	104
2.500% due 10/01/2047		1	0
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053		1,353	171
1.500% due 10/01/2053		5,573	645
2.000% due 10/01/2053		2,996	395
Nykredit Realkredit AS
1.000% due 10/01/2053		9	1
1.500% due 10/01/2053		896	99
2.500% due 10/01/2047		2	0
3.000% due 10/01/2053		28,013	4,156
Realkredit Danmark AS
1.500% due 10/01/2053		30,787	3,953
2.000% due 10/01/2053		509	63
2.500% due 04/01/2047		8	1
3.000% due 10/01/2053		38,038	5,643
UBS Group AG 7.750% due 03/01/2029 •	EUR	100	133

			28,946

INDUSTRIALS 0.0%
VMware LLC 3.900% due 08/21/2027		$200	198

UTILITIES 0.0%
Petrobras Global Finance BV 7.250% due 03/17/2044		424	433

Total Corporate Bonds & Notes (Cost $33,171)			29,577

U.S. GOVERNMENT AGENCIES 32.7%
Fannie Mae
5.255% due 11/25/2053 - 03/25/2055 •		4,523	4,529
5.335% due 06/25/2055 •		8,936	8,981
5.455% due 03/25/2055 •		2,161	2,162
5.465% due 03/25/2055 •		3,146	3,147
Freddie Mac
5.150% due 03/15/2050 •		2,227	2,199
5.245% due 11/25/2054 •		8,305	8,288
5.305% due 02/25/2055 •		1,122	1,125
5.455% due 03/25/2055 •		1,866	1,867
5.555% due 06/25/2055 •		17,679	17,761
Ginnie Mae
3.500% due 06/20/2052 - 06/20/2055		175,728	160,220
4.952% due 02/20/2074 •		724	723
5.461% due 08/20/2068 •		824	828
Uniform Mortgage-Backed Security
4.000% due 08/01/2052		890	830
4.500% due 09/01/2052 - 11/01/2052		2,643	2,533
5.500% due 08/01/2054		27,925	27,945
6.000% due 03/01/2054 - 08/01/2054		92,043	93,607
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055 - 08/01/2055		51,690	48,060
4.500% due 08/01/2055		194,200	185,691
6.500% due 08/01/2055		26,400	27,221

Total U.S. Government Agencies (Cost $590,923)			597,717

U.S. TREASURY OBLIGATIONS 59.7%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2026 (l)(n)		9,193	9,115
0.125% due 07/15/2026 (l)		9,046	8,969

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

0.125% due 10/15/2026		12,677	12,533
0.125% due 04/15/2027		11,815	11,569
0.125% due 01/15/2030 (l)(n)		7,480	7,061
0.125% due 07/15/2030 (j)		26,785	25,170
0.125% due 01/15/2031 (j)		30,854	28,598
0.125% due 07/15/2031 (j)		128,235	118,053
0.125% due 01/15/2032		22,911	20,775
0.125% due 02/15/2051 (n)		6,136	3,345
0.250% due 07/15/2029 (j)		43,249	41,543
0.250% due 02/15/2050		7,611	4,425
0.375% due 07/15/2025 (l)		12,309	12,303
0.375% due 01/15/2027 (l)		15,111	14,906
0.375% due 07/15/2027		17,807	17,569
0.500% due 01/15/2028 (j)		51,235	50,291
0.625% due 01/15/2026 (l)(n)		51,554	51,274
0.625% due 07/15/2032 (j)		53,764	50,171
0.625% due 02/15/2043 (n)		9,738	7,244
0.750% due 07/15/2028 (j)		38,284	37,825
0.750% due 02/15/2042		16,126	12,533
0.750% due 02/15/2045		27,733	20,266
0.875% due 01/15/2029		21,424	21,096
0.875% due 02/15/2047		20,782	15,071
1.000% due 02/15/2046		15,649	11,868
1.000% due 02/15/2048		14,441	10,631
1.000% due 02/15/2049		10,070	7,314
1.125% due 01/15/2033 (j)(n)		41,135	39,326
1.250% due 04/15/2028 (j)		34,755	34,697
1.375% due 07/15/2033 (j)		42,563	41,354
1.375% due 02/15/2044 (j)		25,489	21,421
1.375% due 02/15/2044 (n)		454	382
1.625% due 10/15/2027 (j)(l)		24,363	24,671
1.625% due 10/15/2029 (j)		59,941	60,696
1.750% due 01/15/2034 (j)		21,392	21,216
1.875% due 07/15/2034 (j)		82,904	83,015
2.125% due 04/15/2029 (l)(n)		27,170	27,908
2.125% due 01/15/2035 (j)		25,918	26,357
2.125% due 02/15/2040		5,298	5,234
2.125% due 02/15/2041		4,101	4,017
2.125% due 02/15/2054		15,050	13,785
2.375% due 10/15/2028 (j)		34,559	35,855
2.375% due 02/15/2055 (j)		8,335	8,066
2.500% due 01/15/2029 (l)(n)		11,041	11,490
3.375% due 04/15/2032 (n)		54	60

Total U.S. Treasury Obligations (Cost $1,148,950)			1,091,068

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Alliance Bancorp Trust 4.914% due 07/25/2037 •		401	358
Banc of America Alternative Loan Trust
5.084% due 12/25/2035 •		315	270
6.000% due 06/25/2046		221	193
Banc of America Mortgage Trust
5.442% due 06/25/2035 ~		28	25
5.545% due 11/25/2035 ~		37	32
5.830% due 08/25/2035 ~		38	36
BCAP LLC Trust 4.623% due 04/26/2036 ~		186	166
Bear Stearns Adjustable Rate Mortgage Trust 4.235% due 07/25/2036 ~		75	64
Citigroup Mortgage Loan Trust, Inc. 5.500% due 08/25/2034		611	604
Countrywide Alternative Loan Trust
4.627% due 12/20/2046 •		116	102
4.897% due 10/25/2035 ~		7	5
5.500% due 11/25/2035		21	17
5.500% due 01/25/2036		134	74
6.000% due 08/25/2036 •		72	41
6.000% due 04/25/2037		729	529
6.250% due 11/25/2036		58	42
Countrywide Home Loan Mortgage Pass-Through Trust
5.014% due 04/25/2035 •		134	128
6.000% due 03/25/2037		459	204
6.000% due 05/25/2037		325	140
6.000% due 07/25/2037		945	413
CSAB Mortgage-Backed Trust 6.672% due 06/25/2036 þ		336	85
Deutsche Alt-B Securities Mortgage Loan Trust
4.734% due 04/25/2037 •		317	224
6.800% due 07/25/2036		141	123
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037		49	18
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	133	152
GSR Mortgage Loan Trust
5.293% due 09/25/2035 ~		$5	5

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

6.000% due 11/25/2035	313	103
IndyMac IMSC Mortgage Loan Trust 4.794% due 07/25/2047 •	305	200
Lehman Mortgage Trust 5.094% due 01/25/2036 ~	97	93
MASTR Alternative Loan Trust 4.834% due 03/25/2036 •	414	39
Morgan Stanley Mortgage Loan Trust 6.309% due 06/25/2036 ~	22	22
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	1,469	1,439
New York Mortgage Trust 4.984% due 05/25/2036 ~	36	30
Residential Asset Securitization Trust
4.834% due 05/25/2035 •	314	191
4.834% due 01/25/2046 •	877	246
5.750% due 02/25/2036	172	58
6.250% due 11/25/2036	167	61
6.500% due 06/25/2037	11,493	2,247
Sequoia Mortgage Trust 4.832% due 07/20/2036 •	429	372
Structured Asset Mortgage Investments Trust
4.854% due 05/25/2036 •	173	121
4.874% due 05/25/2036 •	241	197
4.994% due 02/25/2036 •	189	158
Towd Point Mortgage Trust 2.750% due 10/25/2057 ~	938	920
WaMu Mortgage Pass-Through Certificates Trust
4.093% due 02/25/2037 ~	31	27
4.179% due 11/25/2036 ~	199	177
4.983% due 10/25/2035 ~	432	395
6.633% due 09/25/2033 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 6.000% due 07/25/2036	244	175

Total Non-Agency Mortgage-Backed Securities (Cost $16,959)		11,323

ASSET-BACKED SECURITIES 7.5%
CMBS OTHER 0.7%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	2,866	2,872
BDS LLC 6.121% due 03/19/2039 •	4,867	4,879
LoanCore Issuer Ltd.
5.726% due 07/15/2036 •	302	302
5.853% due 01/17/2037 •	1,801	1,805
MF1 LLC 6.468% due 06/19/2037 •	2,359	2,361
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •	1,502	1,506

		13,725

HOME EQUITY OTHER 1.3%
Argent Securities Trust 4.754% due 05/25/2036 •	1,409	339
Citigroup Mortgage Loan Trust 4.594% due 01/25/2037 •	202	148
Countrywide Asset-Backed Certificates
4.934% due 03/25/2037 •	792	782
5.634% due 10/25/2035 •	735	730
Countrywide Asset-Backed Certificates Trust
4.574% due 07/25/2037 •	219	204
4.834% due 09/25/2037 •	57	52
4.894% due 05/25/2037 •	750	702
5.805% due 04/25/2036 ~	34	32
Fremont Home Loan Trust
4.704% due 10/25/2036 •	157	143
4.734% due 10/25/2036 •	4,031	1,612
4.914% due 10/25/2036 •	2,215	886
Home Equity Asset Trust 5.109% due 02/25/2036 •	2,115	2,076
Home Equity Mortgage Loan Asset-Backed Trust 4.654% due 04/25/2037 •	257	198
HSI Asset Securitization Corp. Trust 4.734% due 07/25/2036 •	4,744	2,061
JP Morgan Mortgage Acquisition Trust 4.644% due 10/25/2036 •	16	16
Long Beach Mortgage Loan Trust 5.034% due 01/25/2036 •	1,031	952
MASTR Asset-Backed Securities Trust
4.914% due 06/25/2036 •	200	69
5.004% due 01/25/2036 •	1,394	1,393

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust
4.504% due 10/25/2036 •		1,417	618
4.544% due 10/25/2036 •		16	8
4.564% due 10/25/2036 •		740	656
4.654% due 10/25/2036 •		1,747	762
4.734% due 06/25/2036 •		1,088	541
Morgan Stanley Mortgage Loan Trust 6.226% due 10/25/2036		175	48
NovaStar Mortgage Funding Trust 4.774% due 11/25/2036 •		144	44
Renaissance Home Equity Loan Trust 5.534% due 09/25/2037 •		5,050	2,048
Residential Asset Securities Corp. Trust
4.684% due 11/25/2036 •		2,966	2,655
4.914% due 08/25/2036 •		421	372
Securitized Asset-Backed Receivables LLC Trust 4.754% due 07/25/2036 •		1,877	616
Soundview Home Loan Trust
4.554% due 11/25/2036 •		115	31
4.839% due 12/25/2036 •		1,002	997
4.994% due 05/25/2036 •		157	153
Structured Asset Investment Loan Trust 5.154% due 10/25/2035 •		1,049	1,028
Structured Asset Securities Corp. Mortgage Loan Trust 5.939% due 04/25/2035 •		1	1

			22,973

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.894% due 02/25/2037 •		145	29

WHOLE LOAN COLLATERAL 0.7%
Citigroup Mortgage Loan Trust, Inc. 4.929% due 10/25/2036 •		2,300	2,259
First Franklin Mortgage Loan Trust 5.139% due 11/25/2036 •		1,741	1,698
IndyMac INDB Mortgage Loan Trust 4.574% due 07/25/2036 •		714	224
Lehman XS Trust
4.702% due 06/25/2036 þ		434	425
4.754% due 05/25/2036 •		531	460
Securitized Asset-Backed Receivables LLC Trust
4.874% due 10/25/2036 •		9,907	3,291
4.934% due 05/25/2036 •		686	354
Specialty Underwriting & Residential Finance Trust 4.754% due 09/25/2037 •		7,993	3,891

			12,602

OTHER ABS 4.8%
522 Funding CLO Ltd. 5.571% due 10/20/2031 •		162	162
Anchorage Capital CLO Ltd. 5.319% due 10/20/2034 •		800	800
Atlas Senior Loan Fund Ltd. 5.608% due 01/15/2031 •		64	64
Bain Capital Credit CLO Ltd. 5.359% due 10/21/2034 •		1,800	1,802
Bain Capital Euro CLO DAC 3.336% due 01/24/2033 •	EUR	400	471
Barings CLO Ltd. 5.521% due 01/20/2031 •		$555	556
Canyon CLO Ltd. 5.336% due 07/15/2034 •		1,000	1,001
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		1,200	1,205
Carlyle Global Market Strategies CLO Ltd. 5.594% due 07/27/2031 •		86	86
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •	EUR	604	713
CBAM Ltd.
5.561% due 04/17/2031 •		$256	257
5.651% due 04/20/2032 •		1,428	1,431
Cedar Funding CLO Ltd. 5.641% due 07/17/2031 •		510	511
CIFC Funding Ltd. 5.487% due 10/24/2030 •		92	92
Contego CLO DAC 2.823% due 01/23/2030 •	EUR	1,193	1,403
CVC Cordatus Loan Fund DAC 2.974% due 09/22/2034 •		2,300	2,701
Dryden CLO Ltd. 5.501% due 04/18/2031 •		$246	246

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

Dryden Euro CLO DAC
3.216% due 10/18/2034 •	EUR	6,800	7,974
3.243% due 01/17/2033 •		740	871
Dunedin Park CLO DAC 3.081% due 11/20/2034 •		700	822
Harvest CLO DAC 2.997% due 11/18/2030 •		511	603
Hayfin Emerald CLO DAC 3.586% due 07/18/2038 •		1,900	2,242
ICG U.S. CLO Ltd. 5.419% due 10/20/2034 •		$4,700	4,703
KKR CLO Ltd. 5.698% due 01/15/2031 •		458	458
LCM Ltd. 5.571% due 07/20/2031 •		337	337
Madison Park Euro Funding DAC 3.079% due 07/15/2032 •	EUR	5,586	6,562
Madison Park Funding Ltd. 5.319% due 10/19/2034 •		$1,100	1,099
Mountain View CLO Ltd. 5.638% due 07/15/2031 •		192	192
Navesink CLO Ltd. 5.526% due 04/15/2036 •		4,300	4,302
Octagon Investment Partners Ltd. 5.482% due 04/16/2031 •		469	470
Palmer Square European Loan Funding DAC 3.133% due 05/15/2034 •	EUR	3,271	3,851
Palmer Square Loan Funding Ltd. 5.318% due 10/15/2029 •		$207	207
Providus CLO DAC
3.056% due 04/20/2034 •	EUR	3,300	3,880
3.439% due 10/15/2038 •		1,500	1,769
Rad CLO Ltd. 5.657% due 07/24/2032 •		$3,906	3,912
Rockford Tower Europe CLO DAC 3.561% due 04/24/2037 •	EUR	2,700	3,182
Silver Rock CLO Ltd. 5.309% due 01/20/2035 •		$1,300	1,298
Sound Point CLO Ltd. 5.681% due 04/18/2031 •		760	761
St Paul's CLO DAC 3.036% due 04/22/2035 •	EUR	800	941
Tikehau CLO DAC 3.179% due 10/15/2031 •		1,330	1,568
Toro European CLO DAC
2.953% due 02/15/2034 •		5,523	6,486
3.185% due 01/12/2032 •		3,616	4,256
Trysail CLO Ltd. 5.511% due 10/20/2033 •		$600	600
Voya CLO Ltd.
5.329% due 04/20/2034 •		6,300	6,276
5.469% due 07/20/2032 •		452	452
5.498% due 06/07/2030 •		228	228
5.603% due 07/14/2031 •		213	213
5.728% due 10/15/2030 •		330	330
Voya Euro CLO DAC 3.239% due 07/15/2035 •	EUR	2,800	3,296

			87,642

Total Asset-Backed Securities (Cost $140,164)			136,971

SOVEREIGN ISSUES 8.5%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (d)	BRL	6,600	1,214
0.000% due 10/01/2025 (d)		131,900	23,417
0.000% due 04/01/2026 (d)		72,900	12,087
France Government International Bond
0.100% due 03/01/2026 (e)	EUR	20,354	23,833
0.100% due 07/25/2031 (e)		13,916	15,654
0.100% due 07/25/2038 (e)		120	118
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (e)		3,342	3,833
1.800% due 05/15/2036 (e)		1,242	1,462
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	2,082,561	14,975
0.100% due 03/10/2029 (e)		7,690,395	55,540
Mexican Udibonos 4.000% due 08/24/2034 (e)	MXN	6,257	310
Mexico Government International Bond
5.850% due 07/02/2032 (a)		$900	912
6.625% due 01/29/2038 (a)		900	915

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

Peru Government International Bond 6.150% due 08/12/2032	PEN	1,000	292

Total Sovereign Issues (Cost $158,585)			154,562

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.0%
Frontier Communications Parent, Inc. (b)		11,500	418

CONSUMER DISCRETIONARY 0.0%
Marriott International, Inc. 'A'		354	97

CONSUMER STAPLES 0.1%
Kellanova		5,700	453

ENERGY 0.0%
Hess Corp.		2,800	388

FINANCIALS 0.0%
Mr. Cooper Group, Inc. (b)		2,800	418

HEALTH CARE 0.0%
Amedisys, Inc. (b)		2,400	236

INFORMATION TECHNOLOGY 0.0%
ANSYS, Inc. (b)		800	281

MATERIALS 0.0%
Gold Road Resources Ltd.		81,923	176

REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (b)		1,601	224
Jones Lang LaSalle, Inc. (b)		428	110
Redfin Corp. (b)		11,600	130

			464

Total Common Stocks (Cost $2,855)			2,931

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(f)		670,000	681

Total Preferred Securities (Cost $670)			681

REAL ESTATE INVESTMENT TRUSTS 4.5%
REAL ESTATE 4.5%
Acadia Realty Trust		6,119	114
Agree Realty Corp.		8,809	644
Alexander & Baldwin, Inc.		3,306	59
Alexandria Real Estate Equities, Inc.		12,510	909
American Assets Trust, Inc.		3,844	76
American Healthcare REIT, Inc.		7,199	264
American Homes 4 Rent 'A'		30,654	1,106
Americold Realty Trust, Inc.		21,736	361
Apartment Investment and Management Co. 'A'		5,826	50
Apple Hospitality REIT, Inc.		18,225	213
AvalonBay Communities, Inc.		11,814	2,404
Brandywine Realty Trust		8,407	36
Brixmor Property Group, Inc.		17,919	467
Broadstone Net Lease, Inc.		26,678	428
BXP, Inc.		6,868	463
Camden Property Trust		9,459	1,066
CareTrust REIT, Inc.		8,442	258
Centerspace		802	48
Chatham Lodging Trust		2,365	16
Community Healthcare Trust, Inc.		1,213	20
COPT Defense Properties		5,051	139
Cousins Properties, Inc.		13,722	412
CubeSmart		18,823	800
Curbline Properties Corp.		4,252	97
DiamondRock Hospitality Co.		16,887	129

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

Digital Realty Trust, Inc.	27,311	4,761
Diversified Healthcare Trust	8,935	32
Douglas Emmett, Inc.	7,523	113
Easterly Government Properties, Inc.	1,950	43
EastGroup Properties, Inc.	4,229	707
Elme Communities	4,102	65
Empire State Realty Trust, Inc. 'A'	6,101	49
EPR Properties	4,277	249
Equinix, Inc.	8,514	6,773
Equity LifeStyle Properties, Inc.	18,273	1,127
Equity Residential	28,212	1,904
Essential Properties Realty Trust, Inc.	21,767	695
Essex Property Trust, Inc.	5,264	1,492
Extra Space Storage, Inc.	15,891	2,343
Federal Realty Investment Trust	6,316	600
First Industrial Realty Trust, Inc.	14,563	701
Four Corners Property Trust, Inc.	4,581	123
Gaming & Leisure Properties, Inc.	1,919	90
Getty Realty Corp.	2,365	65
Gladstone Commercial Corp.	2,104	30
Global Medical REIT, Inc.	3,037	21
Global Net Lease, Inc.	9,013	68
Healthcare Realty Trust, Inc.	16,785	266
Healthpeak Properties, Inc.	58,460	1,024
Highwoods Properties, Inc.	8,589	267
Host Hotels & Resorts, Inc.	68,230	1,048
Hudson Pacific Properties, Inc.	5,334	15
Independence Realty Trust, Inc.	10,868	192
Innovative Industrial Properties, Inc.	1,214	67
Invitation Homes, Inc.	59,846	1,963
JBG SMITH Properties	3,324	57
Kilroy Realty Corp.	4,819	165
Kimco Realty Corp.	59,225	1,245
Kite Realty Group Trust	29,947	678
LXP Industrial Trust	34,867	288
Macerich Co.	11,618	188
Medical Properties Trust, Inc.	27,802	120
Mid-America Apartment Communities, Inc.	9,545	1,413
National Health Investors, Inc.	3,868	271
National Storage Affiliates Trust	3,305	106
NET Lease Office Properties (b)	635	21
NETSTREIT Corp.	3,610	61
NexPoint Residential Trust, Inc.	1,045	35
NNN REIT, Inc.	15,372	664
Omega Healthcare Investors, Inc.	26,066	955
Paramount Group, Inc.	8,836	54
Park Hotels & Resorts, Inc.	16,319	167
Pebblebrook Hotel Trust	5,450	54
Phillips Edison & Co., Inc.	10,206	358
Piedmont Office Realty Trust, Inc. 'A'	5,997	44
Plymouth Industrial REIT, Inc.	1,780	29
Prologis, Inc.	73,426	7,719
Public Storage	13,102	3,844
Realty Income Corp.	72,281	4,164
Regency Centers Corp.	13,242	943
Rexford Industrial Realty, Inc.	14,171	504
RLJ Lodging Trust	6,988	51
Ryman Hospitality Properties, Inc.	4,752	469
Sabra Health Care REIT, Inc.	4,971	92
Service Properties Trust	8,059	19
Sila Realty Trust, Inc.	4,522	107
Simon Property Group, Inc.	24,612	3,957
SITE Centers Corp.	2,033	23
SL Green Realty Corp.	5,744	356
STAG Industrial, Inc.	15,279	554
Summit Hotel Properties, Inc.	4,384	22
Sun Communities, Inc.	9,811	1,241
Sunstone Hotel Investors, Inc.	16,207	141
Tanger, Inc.	5,187	159
Terreno Realty Corp.	4,800	269
UDR, Inc.	28,907	1,180
UMH Properties, Inc.	3,548	60
Universal Health Realty Income Trust	561	22
Urban Edge Properties	5,686	106
Ventas, Inc.	41,270	2,606
Veris Residential, Inc.	3,697	55
VICI Properties, Inc.	2,823	92
Vornado Realty Trust	13,485	516
Welltower, Inc.	54,067	8,312
WP Carey, Inc.	14,215	887
Xenia Hotels & Resorts, Inc.	4,461	56

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

Total Real Estate Investment Trusts (Cost $69,512)		82,971

	OUNCES
COMMODITIES 24.3%
Gold Warehouse Receipts	135,500	444,836

Total Commodities (Cost $229,043)		444,836

	SHARES
SHORT-TERM INSTRUMENTS 1.7%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (h)	1,254,124	1,254

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (i) 1.2%		22,500

U.S. TREASURY BILLS 0.4%
4.291% due 07/03/2025 - 10/21/2025 (c)(d)(n)	$7,901	7,868

Total Short-Term Instruments (Cost $31,621)		31,622

Total Investments in Securities (Cost $2,422,453)		2,584,259

	SHARES
INVESTMENTS IN AFFILIATES 10.2%
MUTUAL FUNDS (g) 10.2%
PIMCO Commodity Strategy Active Exchange-Traded Fund	2,245,036	57,989
PIMCO Emerging Markets Currency and Short-Term Investments Fund	16,752,351	127,988

Total Mutual Funds (Cost $200,870)		185,977

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	59,023	575

Total Short-Term Instruments (Cost $575)		575

Total Investments in Affiliates (Cost $201,445)		186,552

Total Investments 151.5% (Cost $2,623,898)		$2,770,811
Financial Derivative Instruments (k)(m) (0.8)%(Cost or Premiums, net $(8,370))		(14,923)
Other Assets and Liabilities, net (50.7)%		(926,539)

Net Assets 100.0%		$1,829,349

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Security did not produce income within the last twelve months.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Institutional Class Shares of each Fund.
(h)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$22,500	U.S. Treasury Notes 3.625% due 03/31/2028	$(22,986)	$22,500	$22,503

Total Repurchase Agreements	$(22,986)	$22,500	$22,503

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOM	4.450%	06/09/2025	07/17/2025	$(51,063)	$(51,201)
BSN	4.440	06/18/2025	07/17/2025	(7,964)	(7,977)
4.450	06/09/2025	07/14/2025	(338,246)	(339,166)
DEU	4.480	06/25/2025	07/02/2025	(1,035)	(1,036)
STR	4.480	07/01/2025	07/02/2025	(64,766)	(64,766)
4.490	06/30/2025	07/01/2025	(64,744)	(64,752)

Total Reverse Repurchase Agreements	$(528,898)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.500%	06/26/2025	07/02/2025	$(8,630)	$(8,636)
UBS	4.450	06/18/2025	07/16/2025	(202,974)	(203,300)

Total Sale-Buyback Transactions	$(211,936)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Ginnie Mae, TBA	3.500%	07/01/2055	$82,400	$(73,559)	$(74,924)

Total Short Sales (4.1)%	$(73,559)	$(74,924)

(j)	Securities with an aggregate market value of $682,860 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(648,422) at a weighted average interest rate of 4.438%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(377) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - NYMEX Natural Gas August 2025 Futures	$3.500	07/28/2025	3	30	$(3)	$(7)

Total Written Options	$(3)	$(7)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	2,556	$738,898	$1,657	$113	$(339)
Aluminum January Futures	01/2026	81	5,282	29	29	0
Aluminum July Futures	07/2025	148	9,612	132	0	0
Aluminum November Futures	11/2025	15	976	27	0	0
Aluminum September Futures	09/2025	185	12,025	(101)	98	0
Arabica Coffee December Futures	12/2025	84	9,280	(1,956)	0	(88)
Australia Government 10-Year Bond September Futures	09/2025	560	42,245	342	0	(195)
Brent Crude December Futures	10/2025	95	6,166	28	0	(7)
Brent Crude March Futures	01/2026	248	16,046	(388)	0	(22)
Brent Crude September Futures	07/2025	62	4,138	(9)	0	(4)
California Carbon Allowance December Futures	12/2025	263	7,467	(2,174)	81	0
California Carbon Allowance Vintage December Futures	12/2026	1,399	42,180	(2,016)	392	0
Cocoa December Futures	12/2025	40	3,320	91	12	0
Copper August Futures	08/2025	55	13,621	145	146	(1)
Copper July Futures	07/2025	103	25,609	1,202	275	0
Corn September Futures	09/2025	269	5,504	(147)	0	(30)
Cotton No. 2 December Futures	12/2025	112	3,815	6	0	(67)
Euro-Bobl September Futures	09/2025	51	7,070	(32)	5	(75)
Euro-BTP September Futures	09/2025	885	126,141	407	198	(240)
European Climate Exchange December Futures	12/2025	51	4,143	(345)	34	(120)
Gas Oil December Futures	12/2025	60	3,779	65	0	(3)
Gold 100 oz. December Futures	12/2025	123	41,364	(217)	248	0
Hard Red Winter Wheat December Futures	12/2025	21	578	(96)	0	(7)
Hard Red Winter Wheat September Futures	09/2025	318	8,375	(306)	0	(111)
Henry Hub Natural Gas April Futures	03/2030	7	53	(7)	0	0
Henry Hub Natural Gas April Futures	03/2031	3	23	(2)	0	0
Henry Hub Natural Gas August Futures	07/2030	7	59	(1)	0	0
Henry Hub Natural Gas August Futures	07/2031	3	26	1	0	0
Henry Hub Natural Gas December Futures	11/2030	7	72	13	0	0
Henry Hub Natural Gas December Futures	11/2031	3	31	6	0	0
Henry Hub Natural Gas February Futures	01/2030	7	75	15	0	0
Henry Hub Natural Gas February Futures	01/2031	3	31	6	0	0
Henry Hub Natural Gas January Futures	12/2029	7	80	20	0	0
Henry Hub Natural Gas January Futures	12/2030	3	33	8	0	0
Henry Hub Natural Gas July Futures	06/2030	7	58	(2)	0	0
Henry Hub Natural Gas July Futures	06/2031	3	25	0	0	0
Henry Hub Natural Gas June Futures	05/2030	7	55	(5)	0	0
Henry Hub Natural Gas June Futures	05/2031	3	24	(1)	0	0
Henry Hub Natural Gas March Futures	02/2030	7	62	3	0	0
Henry Hub Natural Gas March Futures	02/2031	3	26	1	0	0
Henry Hub Natural Gas May Futures	04/2030	7	52	(8)	0	0
Henry Hub Natural Gas May Futures	04/2031	3	23	(2)	0	0
Henry Hub Natural Gas November Futures	10/2030	7	64	4	0	0
Henry Hub Natural Gas November Futures	10/2031	3	28	3	0	0
Henry Hub Natural Gas October Futures	09/2030	7	60	0	0	0
Henry Hub Natural Gas October Futures	09/2031	3	26	1	0	0
Henry Hub Natural Gas September Futures	08/2030	7	58	(1)	0	0
Henry Hub Natural Gas September Futures	08/2031	3	26	0	0	0
Iron Ore September Futures	09/2025	648	6,075	(69)	0	(12)
Japan Government 10-Year Bond September Futures	09/2025	8	7,723	22	0	(11)
Lean Hogs December Futures	12/2025	131	4,390	115	0	(101)
Live Cattle December Futures	12/2025	31	2,612	28	5	0
Live Cattle October Futures	10/2025	121	10,172	(17)	17	0
Natural Gas August Futures	07/2025	21	726	(88)	0	(59)
Natural Gas January Futures	12/2025	57	2,766	(91)	0	(138)
New York Harbor December Futures	11/2025	131	12,074	389	105	0
New York Harbor September Futures	08/2025	26	2,459	68	29	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

Nickel January Futures	01/2026	26	2,411	5	21	(16)
Nickel July Futures	07/2025	32	2,891	(195)	0	0
Nickel November Futures	11/2025	34	3,127	(143)	0	0
Nickel September Futures	09/2025	74	6,747	(220)	32	(87)
RBOB Gasoline December Futures	11/2025	153	11,645	383	2	0
RBOB Gasoline September Futures	08/2025	21	1,801	(56)	3	0
Silver December Futures	12/2025	20	3,661	(23)	0	(20)
Silver September Futures	09/2025	139	25,140	1,366	0	(138)
Soybean January Futures	01/2026	5	261	(3)	1	0
Soybean Meal December Futures	12/2025	248	7,175	(410)	20	0
Soybean November Futures	11/2025	178	9,140	(161)	20	0
Soybean Oil January Futures	01/2026	61	1,936	16	5	0
Sugar No. 11 October Futures	09/2025	130	2,359	(249)	0	(74)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	760	86,842	1,629	368	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	413	49,199	1,865	555	0
WTI Crude December Futures	11/2025	183	11,282	(23)	0	(16)
WTI Crude September Futures	08/2025	57	3,639	6	0	(13)
Zinc July Futures	07/2025	78	5,361	(526)	0	0
Zinc November Futures	11/2025	19	1,312	43	0	0
Zinc September Futures	09/2025	24	1,652	(121)	0	0

$(64)	$2,814	$(1,994)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	2,556	$(738,484)	$(1,256)	$188	$(38)
Aluminum July Futures	07/2025	148	(9,612)	178	0	0
Aluminum November Futures	11/2025	15	(976)	(81)	0	0
Aluminum September Futures	09/2025	136	(8,840)	(275)	0	0
Copper August Futures	08/2025	17	(2,149)	(36)	17	0
Copper July Futures	07/2025	76	(18,896)	(787)	0	0
Copper September Futures	09/2025	121	(15,375)	(512)	123	0
Euro-Bund September Futures	09/2025	341	(52,279)	(4)	0	(133)
Euro-Buxl 30-Year Bond September Futures	09/2025	247	(34,548)	654	110	0
Euro-Oat September Futures	09/2025	1,112	(162,216)	1,099	354	(78)
Euro-Schatz September Futures	09/2025	487	(61,525)	95	54	(17)
Gas Oil September Futures	09/2025	10	(653)	7	0	(1)
Gold 100 oz. August Futures	08/2025	818	(270,570)	5,830	0	(1,644)
Nickel July Futures	07/2025	32	(2,891)	93	0	0
Nickel November Futures	11/2025	34	(3,127)	(26)	0	0
Nickel September Futures	09/2025	23	(2,097)	(106)	0	0
U.S. Treasury 2-Year Note September Futures	09/2025	1,799	(374,234)	(1,434)	0	(98)
U.S. Treasury 5-Year Note September Futures	09/2025	1,865	(203,285)	(2,340)	0	(248)
U.S. Treasury 10-Year Note September Futures	09/2025	358	(40,141)	(2)	0	(2)
U.S. Treasury Long-Term Bond September Futures	09/2025	796	(91,913)	(3,658)	0	(796)
Wheat December Futures	12/2025	61	(1,708)	178	9	0
Wheat September Futures	09/2025	130	(3,499)	133	16	0
WTI Crude December Futures	11/2025	95	(5,857)	264	9	0
WTI Crude September Futures	08/2025	53	(3,384)	19	12	0
Zinc July Futures	07/2025	78	(5,361)	347	0	0
Zinc November Futures	11/2025	19	(1,312)	(69)	0	0
Zinc September Futures	09/2025	24	(1,652)	(67)	0	0

$(1,756)	$892	$(3,055)

Total Futures Contracts	$(1,820)	$3,706	$(5,049)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	152,500	$(2,765)	$869	$(1,896)	$0	$(8)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	13,680	(4)	5	1	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	6,260,000	(72)	376	304	25	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	385,260	(147)	192	45	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	2,933,000	56	562	618	31	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$218,380	1,246	(1,079)	167	10	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		110,100	(1,453)	(3,679)	(5,132)	99	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		12,450	(157)	(405)	(562)	11	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,312	(6)	(90)	(96)	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		30	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		13,000	579	(192)	387	0	(45)
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		8,250	(19)	(146)	(165)	0	(32)
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		77,090	(545)	(1,617)	(2,162)	0	(613)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		14,330	900	3,854	4,754	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		11,000	683	3,054	3,737	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		50,900	1,074	8,508	9,582	0	(350)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,200	511	929	1,440	0	(152)
Receive(2)	3-Month EUR-EURIBOR	1.830	Annual	09/17/2027	EUR	39,700	0	146	146	13	0
Receive(2)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027		5,800	0	(16)	(16)	2	0
Receive(2)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		47,100	0	(138)	(138)	19	0
Pay(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		314,800	(11,846)	(202)	(12,048)	0	(637)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		3,600	223	1,897	2,120	10	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		3,700	2	2,172	2,174	10	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		7,000	436	3,675	4,111	19	0
Receive(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		86,700	5,672	4,944	10,616	329	0
Receive	CPTFEMU	2.965	Maturity	05/15/2027		11,300	0	223	223	0	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		10,000	5	170	175	0	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		4,100	0	37	37	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		37,600	0	78	78	8	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		9,810	(89)	(2,015)	(2,104)	0	(2)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		18,500	(7)	(151)	(158)	23	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		13,600	(33)	(56)	(89)	18	0
Receive	CPTFEMU	2.487	Maturity	05/15/2037		50	1	(1)	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		1,600	1	54	55	1	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		2,300	(60)	147	87	2	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		900	1	30	31	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		950	0	(5)	(5)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,900	0	302	302	0	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		4,200	4	610	614	0	(2)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		3,700	25	543	568	0	(1)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		6,600	18	1,155	1,173	0	(2)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		2,100	0	312	312	0	(2)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		3,400	31	540	571	0	(3)
Pay	CPURNSA	2.380	Maturity	10/15/2025		$200	0	(1)	(1)	0	0
Pay	CPURNSA	2.341	Maturity	11/07/2025		2,600	0	(17)	(17)	0	0
Pay	CPURNSA	2.700	Maturity	01/14/2026		3,100	0	(13)	(13)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		7,600	0	(5)	(5)	1	0
Receive	CPURNSA	2.313	Maturity	02/26/2026		13,700	0	1,712	1,712	1	0
Receive	CPURNSA	2.418	Maturity	03/05/2026		15,300	0	1,822	1,822	0	(1)
Receive	CPURNSA	2.767	Maturity	05/13/2026		11,500	0	1,115	1,115	6	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		5,500	0	519	519	3	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		10,230	0	1,013	1,013	2	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		600	0	59	59	0	0
Pay	CPURNSA	2.335	Maturity	02/05/2028		4,720	405	(941)	(536)	0	(1)
Pay	CPURNSA	2.352	Maturity	05/09/2028		1,820	167	(365)	(198)	0	(1)
Pay	CPURNSA	2.360	Maturity	05/09/2028		2,740	253	(548)	(295)	0	(1)
Pay	CPURNSA	2.364	Maturity	05/10/2028		5,590	519	(1,119)	(600)	0	(2)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,200	0	95	95	0	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		7,000	455	(1,398)	(943)	0	(3)
Pay	CPURNSA	1.954	Maturity	06/03/2029		1,300	55	(256)	(201)	0	(1)
Pay	CPURNSA	1.280	Maturity	05/19/2030		4,500	(154)	(844)	(998)	0	(3)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	15,600	88	308	396	103	0
Pay	UKRPI	3.466	Maturity	09/15/2034		12,800	(2)	260	258	73	0

Total Swap Agreements							$(3,949)	$26,987	$23,038	$821	$(2,024)

(l)	Securities with an aggregate market value of $55,799 and cash of $9,569 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Unsettled variation margin asset of $714 and liability of $(175) for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

(m)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CAD	8		$6	$0	$0
	07/2025	CNH	15,746		2,186	0	(17)
	07/2025		$20,248	AUD	31,169	267	0
	07/2025		13	CHF	11	0	0
	07/2025		1,537	NZD	2,553	20	0
	08/2025	AUD	31,169		$20,260	0	(268)
	08/2025	CHF	11		13	0	0
	08/2025	CNH	46,234		6,453	0	(30)
	08/2025	NZD	2,553		1,538	0	(20)
	08/2025		$6	CAD	8	0	0
BOA	07/2025	AUD	1,924		$1,253	0	(13)
	07/2025	CNY	317		44	0	0
	07/2025	EUR	80,271		91,272	0	(3,283)
	07/2025	KRW	3,022,101		2,217	0	(18)
	07/2025	PEN	2,300		633	0	(16)
	07/2025		$44	CNY	317	0	0
	07/2025		234	EUR	206	8	0
	07/2025		2,031	IDR	33,140,133	12	0
	07/2025		458	SGD	586	3	0
	08/2025	CNH	11,616		$1,624	0	(5)
	08/2025	SGD	585		458	0	(3)
	08/2025	TWD	788		24	0	(3)
BPS	07/2025	BRL	19,686		3,607	0	(16)
	07/2025	NOK	5,650		558	0	(2)
	07/2025	SEK	9,400		979	0	(15)
	07/2025	THB	83		3	0	0
	07/2025	TWD	105,524		3,248	0	(386)
	07/2025		$3,509	BRL	19,686	114	0
	07/2025		38	CNY	270	0	0
	07/2025		5,069	IDR	82,708,698	31	0
	07/2025		38	RON	168	1	0
	07/2025		340	THB	11,136	3	0
	07/2025		1,317	TWD	39,181	31	0
	08/2025	CNH	26,993		$3,779	0	(6)
	08/2025	CNY	270		38	0	0
	08/2025	JPY	978		7	0	0
	08/2025	TWD	121,771		3,888	0	(345)
	08/2025		$453	CZK	10,080	28	0
	08/2025		4,603	INR	399,027	42	0
	08/2025		4,173	TWD	121,185	39	0
	10/2025	BRL	45,800		$7,640	0	(597)
BRC	07/2025	GBP	11,000		14,967	0	(132)
	07/2025	ILS	15,807		4,540	0	(153)
	07/2025	KRW	380,133		278	0	(3)
	07/2025	NOK	4,448		437	0	(4)
	07/2025	TRY	1,547		38	0	(1)
	07/2025		$427	GBP	314	4	0
	07/2025		2,251	ILS	7,601	5	0
	07/2025		38	KRW	51,748	1	0
	07/2025		120	PLN	451	5	0
	07/2025		3,830	TRY	156,156	56	0
	07/2025		4,490	ZAR	81,155	87	0
	08/2025	GBP	314		$427	0	(4)
	08/2025		$4,473	CZK	99,471	274	0
	08/2025		14,969	GBP	11,000	133	0
	08/2025		9	TRY	382	0	0
BSH	07/2025	BRL	44,607		$8,094	0	(116)
	07/2025	DKK	102,315		15,582	0	(572)
	07/2025		$8,174	BRL	44,607	36	0
	07/2025		644	PEN	2,298	5	0
	08/2025		8,094	BRL	44,948	115	0
	09/2025	PEN	2,304		$644	0	(5)
CBK	07/2025	AUD	1,684		1,099	0	(9)
	07/2025	CAD	17		13	0	0
	07/2025	CNY	201		28	0	0
	07/2025	KRW	5,599,129		4,087	0	(54)
	07/2025	SEK	3,185		335	0	(1)
	07/2025	SGD	103		80	0	(1)
	07/2025	THB	817		25	0	(1)
	07/2025	TWD	193,386		5,944	0	(715)
	07/2025		$16,334	CNY	117,100	14	0
	07/2025		2,802	IDR	45,630,000	12	0
	07/2025		1,386	KRW	1,905,378	23	0
	07/2025		2,106	TWD	62,423	43	0
	08/2025	CNH	5,014		$698	0	(6)
	08/2025	CNY	201		28	0	0
	08/2025	TWD	232,229		7,164	0	(909)
	08/2025		$1,418	COP	5,912,233	22	0

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		26,547	INR	2,288,167	102	(11)
	09/2025	MXN	10,098		$526	0	(8)
DUB	07/2025	EUR	206		239	0	(4)
	07/2025	ILS	7,676		2,215	0	(64)
	07/2025	KRW	409,086		300	0	(3)
	07/2025	SGD	60		47	0	(1)
	07/2025		$12,092	DKK	77,003	66	0
	07/2025		96,018	EUR	82,767	1,477	0
	07/2025		289	IDR	4,707,916	1	0
	07/2025		495	TWD	14,724	12	0
	08/2025	DKK	76,816		$12,092	0	(66)
	08/2025	EUR	82,585		96,018	0	(1,476)
	08/2025	TWD	42,741		1,306	0	(180)
	08/2025		$239	EUR	206	4	0
	08/2025		13,340	INR	1,150,956	59	0
	08/2025		2,285	TWD	72,768	245	0
FAR	07/2025	AUD	27,019		$17,433	0	(350)
	07/2025	BRL	64,705		11,317	0	(592)
	07/2025	CHF	7,759		9,422	0	(357)
	07/2025	CNH	8,010		1,115	0	(6)
	07/2025	JPY	8,300,119		57,858	220	0
	07/2025	SGD	151		118	0	(1)
	07/2025		$11,857	BRL	64,705	52	0
	07/2025		10,215	CHF	8,178	92	0
	07/2025		16,446	DKK	104,660	78	0
	07/2025		31,803	JPY	4,629,271	343	0
	07/2025		8,890	PLN	32,784	203	0
	07/2025		368	SGD	470	1	0
	08/2025	CHF	8,144		$10,215	0	(92)
	08/2025	CNH	28,491		3,981	0	(14)
	08/2025	DKK	104,403		16,446	0	(78)
	08/2025	JPY	4,612,247		31,803	0	(344)
	08/2025	SGD	541		425	0	(1)
	08/2025		$5,880	INR	508,547	40	0
	09/2025		19,591	MXN	381,464	574	0
GLM	07/2025	BRL	262,855		$46,505	0	(1,875)
	07/2025	TWD	26,891		827	0	(99)
	07/2025		$48,121	BRL	262,855	259	0
	07/2025		663	IDR	10,802,852	3	0
	07/2025		8,159	MYR	34,538	39	0
	07/2025		143	SGD	182	0	0
	07/2025		46	TWD	1,495	6	0
	07/2025		19	ZAR	338	0	0
	08/2025	SGD	182		$143	0	0
	08/2025		$3,920	HUF	1,420,130	255	0
	08/2025		389	TWD	12,785	55	0
	09/2025		33,223	BRL	186,191	523	0
	10/2025	BRL	84,100		$13,807	0	(1,319)
	04/2026		28,200		4,785	0	(66)
IND	07/2025		$1,332	SEK	12,601	0	0
	08/2025	SEK	12,574		$1,332	0	0
JPM	07/2025	BRL	324,349		59,436	0	(263)
	07/2025	CHF	419		511	0	(17)
	07/2025	CNH	15,176		2,103	0	(20)
	07/2025	DKK	79,286		12,008	0	(510)
	07/2025	KRW	904,298		662	0	(7)
	07/2025	NZD	2,299		1,371	0	(30)
	07/2025	SGD	4,013		3,124	0	(32)
	07/2025	TRY	751		18	0	0
	07/2025	TWD	106,828		3,285	0	(393)
	07/2025		$55,834	BRL	324,349	3,864	0
	07/2025		2,046	PHP	114,272	0	(17)
	07/2025		17,289	PLN	63,979	455	0
	07/2025		300	SGD	384	2	0
	07/2025		1,288	ZAR	23,011	10	0
	08/2025	CNH	43,286		$6,036	0	(33)
	08/2025	SGD	383		300	0	(2)
	08/2025	TWD	131,833		4,048	0	(535)
	08/2025		$3,964	INR	343,700	37	0
	04/2026	BRL	44,700		$7,542	0	(147)
MBC	07/2025	AUD	542		348	0	(9)
	07/2025	CAD	39,944		29,082	0	(250)
	07/2025	CHF	11		13	0	0
	07/2025	CNH	7,275		1,010	0	(8)
	07/2025	CNY	116		16	0	0
	07/2025	EUR	2,496		2,853	0	(88)
	07/2025	JPY	379,109		2,639	6	0
	07/2025	SGD	9,640		7,514	0	(67)
	07/2025	THB	408		12	0	0
	07/2025	TWD	49,594		1,522	0	(186)
	07/2025		$29,082	CAD	39,976	274	0
	07/2025		16	CNY	116	0	0
	07/2025		1,205	GBP	889	15	0
	07/2025		721	IDR	11,725,435	2	0
	07/2025		1,453	JPY	210,200	6	0
	07/2025		1,155	PHP	64,510	0	(10)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	926	PLN	3,467	36	0
07/2025	7,914	SGD	10,234	135	0
07/2025	96	TWD	2,850	2	0
08/2025	CAD	39,909	$29,082	0	(275)
08/2025	CNH	20,326	2,826	0	(24)
08/2025	CNY	116	16	0	0
08/2025	JPY	5,200	36	0	0
08/2025	SGD	10,211	7,914	0	(137)
08/2025	TWD	161,028	5,180	0	(418)
MYI	07/2025	JPY	187,497	1,298	0	(4)
07/2025	$10,681	JPY	1,556,723	130	0
07/2025	1,244	NOK	12,548	1	0
07/2025	46	PLN	171	1	0
08/2025	CNH	29,039	$4,056	0	(16)
08/2025	JPY	1,551,001	10,681	0	(130)
08/2025	NOK	12,545	1,244	0	(1)
10/2025	BRL	2,000	326	0	(33)
NGF	07/2025	$7,932	IDR	129,296,539	40	0
08/2025	1,488	TRY	62,116	18	0
SCX	07/2025	CNY	117,169	$16,360	2	0
07/2025	ILS	117	34	0	(1)
07/2025	NZD	254	153	0	(1)
07/2025	TWD	9,177	315	0	(1)
07/2025	$3,083	IDR	50,240,587	15	0
07/2025	120	JPY	17,342	0	0
07/2025	1,580	SGD	2,038	23	0
07/2025	816	TWD	24,251	19	0
08/2025	CNH	50,031	$7,004	0	(12)
08/2025	JPY	17,278	120	0	0
08/2025	SGD	2,034	1,580	0	(23)
08/2025	TWD	27,543	844	0	(113)
08/2025	$899	CNH	6,444	5	0
08/2025	16,360	CNY	116,855	16	0
08/2025	4,150	INR	356,270	0	(2)
SOG	07/2025	17,799	JPY	2,569,330	43	0
07/2025	130	NOK	1,306	0	(1)
07/2025	1,560	RON	6,842	25	0
08/2025	JPY	2,559,902	$17,799	0	(43)
08/2025	NOK	1,306	130	1	0
08/2025	$185	HUF	67,028	12	0
08/2025	24	INR	2,053	0	0
SSB	07/2025	GBP	314	$425	0	(6)
07/2025	$13,691	GBP	10,111	188	0
UAG	07/2025	ILS	1,162	$324	0	(21)
07/2025	JPY	122,339	845	0	(4)
07/2025	KRW	355,199	262	0	(1)
07/2025	NOK	3,756	370	0	(3)
07/2025	$2,250	CLP	2,104,974	10	0
07/2025	262	KRW	355,371	1	0
07/2025	1,181	RON	5,190	21	0
08/2025	CNH	25,158	$3,515	0	(12)
09/2025	MXN	455	23	0	(1)

Total Forward Foreign Currency Contracts	$11,558	$(18,643)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,900	$(86)	$(52)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	6,200	$(55)	$(61)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	6,200	(55)	(38)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	13,300	(307)	(259)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	13,300	(307)	(89)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	26,800	(324)	(291)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	26,800	(323)	(17)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	33,700	(306)	(303)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	33,700	(306)	(238)

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

	Call - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Receive	2.500	01/14/2027	85,100	(780)		(935)
	Put - OTC 2-Year Interest Rate Swap		6-Month EUR-EURIBOR		Pay	2.500	01/14/2027	85,100	(780)		(495)

									$(3,543)		$(2,726)

Total Written Options									$(3,629)		$(2,778)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index			0.500%	Monthly	11/17/2059	$3,200	$(95)	$109	$14	$0
	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	47	(2)	2	0	0
	CMBX.NA.AAA.9 Index			0.500	Monthly	09/17/2058	1,640	(101)	102	1	0
MYC	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	13,300	(440)	497	57	0
UAG	CMBX.NA.AAA.10 Index			0.500	Monthly	11/17/2059	5,200	(151)	173	22	0

								$(789)	$883	$94	$0

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index		Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	CPURNSA		1.800%	Maturity	07/20/2026	$1,900	$0	$(339)	$0	$(339)
	Receive	CPURNSA		1.805	Maturity	09/20/2026	900	0	(159)	0	(159)

								$0	$(498)	$0	$(498)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	MLPIREIL Index	178,953	4.980% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$16,884	$0	$71	$71	$0
	Pay	MLPIREIS Index	170,161	4.830% (FEDL01 plus a specified spread)	Monthly	06/10/2026	15,467	0	(151)	0	(151)
CBK	Receive	DWRTFT Index	688	4.840%	Monthly	07/16/2025	9,289	0	(20)	0	(20)
	Receive	DWRTFT Index	1,075	4.750%	Monthly	08/06/2025	14,514	0	(55)	0	(55)
	Receive	DWRTFT Index	1,075	4.890%	Monthly	05/06/2026	14,514	0	(57)	0	(57)
CIB	Receive	PIMCODB Index	135,028	0.000%	Monthly	06/15/2026	27,908	0	(881)	0	(881)
MAC	Receive	PIMCODB Index	182,427	0.000%	Monthly	08/17/2026	36,205	0	(1,144)	0	(1,144)
MYI	Receive	DWRTFT Index	1,273	4.920%	Monthly	07/02/2025	17,357	0	(236)	0	(236)
	Receive	DWRTFT Index	1,568	4.920% (FEDL01 plus a specified spread)	Monthly	02/18/2026	21,171	0	(85)	0	(85)
	Receive	DWRTFT Index	1,761	4.940%	Monthly	06/03/2026	23,776	0	(84)	0	(84)

								$0	$(2,642)	$71	$(2,713)

TOTAL RETURN SWAPS ON SECURITIES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	Synopsys Inc.	276	4.330% (FEDL01 plus a specified spread)	Monthly	01/21/2026	$142	$0	$1	$1	$0
	Pay	Rocket Companies, Inc.	39,994	-9.6	Monthly	03/11/2026	567	0	(2)	0	(2)
MYI	Pay	Chevron Corp.	2,870	4.330% (FEDL01 plus a specified spread)	Monthly	07/09/2025	411	0	1	1	0

								$0	$0	$2	$(2)

Total Swap Agreements								$(789)	$(2,257)	$167	$(3,213)

(n)

Securities with an aggregate market value of $13,430 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)								Notional Amount represents the number of contracts.

Consolidated Schedule of Investments PIMCO Inflation Response Multi-Asset Fund (Cont.)	June 30, 2025 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$28,268	$678	$28,946
Industrials	0	198	0	198
Utilities	0	433	0	433
U.S. Government Agencies	0	597,717	0	597,717
U.S. Treasury Obligations	0	1,091,068	0	1,091,068
Non-Agency Mortgage-Backed Securities	0	11,323	0	11,323
Asset-Backed Securities
CMBS Other	0	13,725	0	13,725
Home Equity Other	0	22,973	0	22,973
Home Equity Sequential	0	29	0	29
Whole Loan Collateral	0	12,602	0	12,602
Other ABS	0	87,642	0	87,642
Sovereign Issues	0	154,562	0	154,562
Common Stocks
Communication Services	418	0	0	418
Consumer Discretionary	97	0	0	97
Consumer Staples	453	0	0	453
Energy	388	0	0	388
Financials	418	0	0	418
Health Care	236	0	0	236
Information Technology	281	0	0	281
Materials	176	0	0	176
Real Estate	464	0	0	464
Preferred Securities
Banking & Finance	0	681	0	681
Real Estate Investment Trusts
Real Estate	82,971	0	0	82,971
Commodities	0	444,836	0	444,836
Short-Term Instruments
Mutual Funds	0	1,254	0	1,254
Repurchase Agreements	0	22,500	0	22,500
U.S. Treasury Bills	0	7,868	0	7,868

	$85,902	$2,497,679	$678	$2,584,259
Investments in Affiliates, at Value
Mutual Funds	185,977	0	0	185,977
Short-Term Instruments
Central Funds Used for Cash Management Purposes	575	0	0	575

	$186,552	$0	$0	$186,552

Total Investments	$272,454	$2,497,679	$678	$2,770,811

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(74,924)	$0	$(74,924)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,783	1,744	0	4,527
Over the counter	0	11,725	0	11,725

	$2,783	$13,469	$0	$16,252
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(3,914)	(3,166)	0	(7,080)
Over the counter	0	(24,634)	0	(24,634)

	$(3,914)	$(27,800)	$0	$(31,714)

Total Financial Derivative Instruments	$(1,131)	$(14,331)	$0	$(15,462)

Totals	$271,323	$2,408,424	$678	$2,680,425

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged)	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.5% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030		$4,250	$3,376
1.000% due 07/09/2029		113	95
3.500% due 07/09/2041		920	573

Total Argentina (Cost $3,532)			4,044

AUSTRALIA 2.6%
CORPORATE BONDS & NOTES 0.2%
Bank of Queensland Ltd. 3.300% due 07/30/2029	EUR	30,377	36,712

SOVEREIGN ISSUES 2.4%
Australia Government International Bond
1.750% due 06/21/2051	AUD	8,800	3,151
2.500% due 05/21/2030		15,800	9,954
Australian Capital Territory 4.750% due 10/23/2030		67,900	46,376
New South Wales Treasury Corp.
1.750% due 03/20/2034		199,070	103,572
2.000% due 03/08/2033		35,900	19,847
4.750% due 09/20/2035		23,400	15,310
Queensland Treasury Corp.
1.500% due 08/20/2032		62,400	33,802
1.750% due 07/20/2034		59,100	30,223
2.000% due 08/22/2033		23,400	12,684
Treasury Corp. of Victoria
2.000% due 09/17/2035		34,900	17,540
2.250% due 09/15/2033		102,100	56,368
4.250% due 12/20/2032		34,900	22,735

			371,562

Total Australia (Cost $390,886)			408,274

BELGIUM 0.1%
CORPORATE BONDS & NOTES 0.1%
KBC Group NV 5.796% due 01/19/2029 •		$8,000	8,263

Total Belgium (Cost $8,000)			8,263

BERMUDA 0.1%
ASSET-BACKED SECURITIES 0.1%
Trinitas CLO Ltd.
5.309% due 07/20/2035 •		$1,700	1,691
5.379% due 10/20/2033 •		10,900	10,906
TSTAT Ltd. 5.419% due 07/20/2037 •		1,506	1,508

Total Bermuda (Cost $14,106)			14,105

BRAZIL 1.9%
SOVEREIGN ISSUES 1.9%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (e)	BRL	1,679,500	298,173

Total Brazil (Cost $280,980)			298,173

CANADA 5.1%
CORPORATE BONDS & NOTES 0.6%
Bank of Nova Scotia 4.299% due 03/20/2028		$13,700	13,825

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	9,000	10,547
Royal Bank of Canada
4.851% due 12/14/2026		$23,700	23,975
4.969% due 08/02/2030 •		8,300	8,418
5.389% due 02/04/2031 ~		40,900	40,677

			97,442

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	5,395	3,863
2.867% due 02/12/2055 ~		16,700	11,538
3.650% due 08/12/2053		3,443	2,522

			17,923

SOVEREIGN ISSUES 4.4%
Canada Government Bond
1.500% due 12/01/2044 (f)		12,722	9,188
1.750% due 12/01/2053		20,660	10,270
2.750% due 03/01/2030		3,400	2,488
3.250% due 12/01/2033		132,000	97,460
Export Development Canada
4.500% due 01/28/2030	GBP	6,200	8,661
7.130% due 03/11/2029	INR	2,119,600	25,141
Province of British Columbia 4.150% due 06/18/2034	CAD	102,700	77,797
Province of Ontario 3.650% due 06/02/2033		238,700	176,269
Province of Quebec
3.600% due 09/01/2033		337,100	247,425
4.450% due 09/01/2034		45,700	35,324

			690,023

Total Canada (Cost $780,005)			805,388

CAYMAN ISLANDS 2.3%
ASSET-BACKED SECURITIES 1.9%
ACREC Ltd. 5.579% due 10/16/2036 •		$5,812	5,800
Anchorage Capital CLO Ltd. 5.712% due 04/22/2034 •		15,400	15,435
Arbor Realty Commercial Real Estate Notes Ltd.
5.754% due 01/15/2037 •		17,885	17,920
5.776% due 11/15/2036 •		19,032	19,078
Atlas Senior Loan Fund Ltd. 5.379% due 01/18/2035 •		1,900	1,899
Bain Capital Credit CLO Ltd. 5.335% due 07/24/2034 •		4,900	4,880
Benefit Street Partners CLO Ltd. 5.619% due 04/20/2034 •		6,200	6,210
Canyon Capital CLO Ltd. 5.266% due 10/15/2034 •		4,000	4,005
Canyon CLO Ltd. 5.336% due 07/15/2034 •		3,000	3,003
Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •		11,300	11,313
5.658% due 07/15/2031 •		5,307	5,319
Dryden Senior Loan Fund 5.419% due 10/19/2029 •		6,844	6,849
Elevation CLO Ltd. 5.412% due 07/25/2034 •		9,300	9,310
Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •		2,884	2,887
GoldenTree Loan Management U.S. CLO Ltd. 5.419% due 10/20/2034 •		3,000	3,002
GPMT Ltd. 5.929% due 07/16/2035 •		4,464	4,377
ICG U.S. CLO Ltd. 5.419% due 10/20/2034 •		9,900	9,907
Jamestown CLO Ltd. 5.402% due 07/25/2034 •		9,900	9,872
KKR CLO Ltd. 5.701% due 02/09/2035 •		14,400	14,411
LCM Ltd. 5.326% due 01/15/2034 •		2,000	1,993
LoanCore Issuer Ltd.
5.726% due 11/15/2038 •		12,522	12,545
5.853% due 01/17/2037 •		9,495	9,519
Magnetite Ltd. 5.406% due 10/15/2031 •		2,841	2,842
Mountain View CLO Ltd. 5.415% due 10/15/2034 •		9,800	9,791

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •		9,800	9,782
5.330% due 07/17/2036 •		900	899
Ocean Trails CLO 5.546% due 07/15/2034 •		11,700	11,714
Octagon Investment Partners Ltd. 5.419% due 10/20/2030 •		3,000	3,002
OZLM Ltd. 5.691% due 07/20/2032 •		9,186	9,193
Sound Point CLO 5.688% due 07/15/2034 •		7,400	7,409
Sound Point CLO Ltd.
5.518% due 04/15/2031 •		742	743
5.741% due 07/20/2032 •		12,919	12,938
Starwood Commercial Mortgage Trust 5.654% due 11/15/2038 •		16,450	16,440
THL Credit Wind River CLO Ltd. 5.658% due 01/15/2031 •		27	27
Trinitas CLO Ltd.
5.342% due 01/25/2035 •		3,600	3,586
5.622% due 01/25/2034 •		9,800	9,806
5.652% due 04/25/2033 •		14,500	14,520
Venture CLO Ltd. 5.409% due 10/20/2034 •		1,500	1,498
Vibrant CLO Ltd. 5.651% due 07/20/2032 •		5,176	5,186

			298,910

CORPORATE BONDS & NOTES 0.3%
Gaci First Investment Co.
5.250% due 01/29/2034		9,300	9,391
5.625% due 07/29/2034		25,800	26,696
Sands China Ltd. 5.400% due 08/08/2028		9,200	9,274

			45,361

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		9,700	9,957

Total Cayman Islands (Cost $353,197)			354,228

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$14,300	14,525

Total Chile (Cost $14,290)			14,525

CHINA 1.0%
SOVEREIGN ISSUES 1.0%
China Government International Bond
1.920% due 01/15/2055	CNY	179,400	25,047
3.190% due 04/15/2053		8,080	1,429
3.530% due 10/18/2051		707,500	130,804

Total China (Cost $138,390)			157,280

DENMARK 2.0%
CORPORATE BONDS & NOTES 2.0%
Jyske Realkredit AS
1.000% due 01/01/2026	DKK	585,100	91,999
1.000% due 04/01/2026		106,400	16,696
1.500% due 10/01/2053		26,872	3,450
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2026		509,200	79,848
1.500% due 10/01/2053		43,457	5,580
Nykredit Realkredit AS
1.000% due 04/01/2026		111,900	17,565
1.000% due 10/01/2053		2	0
1.500% due 10/01/2052		32,310	4,144
Realkredit Danmark AS
1.000% due 04/01/2026		553,400	86,832
1.500% due 10/01/2053		34,921	4,484

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Total Denmark (Cost $279,495)			310,598

FRANCE 5.9%
CORPORATE BONDS & NOTES 0.8%
Banque Federative du Credit Mutuel SA
5.088% due 01/23/2027		$13,900	14,060
5.896% due 07/13/2026		24,800	25,181
BNP Paribas SA
5.497% due 05/20/2030 •		12,500	12,839
5.738% due 02/20/2035 •		13,300	13,781
5.786% due 01/13/2033 •		11,800	12,283
BPCE SA
5.876% due 01/14/2031 •		3,900	4,047
6.293% due 01/14/2036 •		8,000	8,405
Credit Agricole SA 5.862% due 01/09/2036 •		27,562	28,585

			119,181

SOVEREIGN ISSUES 5.1%
France Government International Bond
0.500% due 05/25/2072	EUR	19,400	6,283
0.750% due 02/25/2028		95,650	108,710
2.000% due 05/25/2048		6,000	5,089
2.750% due 10/25/2027		96,750	115,722
2.750% due 02/25/2030		361,800	430,619
3.000% due 06/25/2049		121,250	123,456
3.250% due 05/25/2045		3,800	4,145

			794,024

Total France (Cost $853,682)			913,205

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	3,700	4,090
2.129% due 11/24/2026 •		$10,600	10,494
2.552% due 01/07/2028 •		8,200	7,967
3.035% due 05/28/2032 •		9,900	8,885
3.547% due 09/18/2031 •		9,700	9,077
Kreditanstalt fuer Wiederaufbau 4.250% due 02/15/2030	GBP	12,800	17,714

Total Germany (Cost $58,839)			58,227

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond
5.500% due 03/26/2036		$14,000	13,523
6.250% due 09/22/2032		17,400	18,191
7.625% due 03/29/2041		600	678

Total Hungary (Cost $31,716)			32,392

IRELAND 2.8%
ASSET-BACKED SECURITIES 2.5%
Accunia European CLO DAC 3.229% due 07/15/2030 •	EUR	1,138	1,342
Arbour CLO DAC 3.473% due 05/15/2038 •		3,900	4,597
Arcano Euro CLO DAC 0.000% due 07/25/2039 •(b)		13,900	16,374
Ares European CLO DAC
3.229% due 01/15/2036 •		8,335	9,801
3.266% due 10/21/2034 •		2,184	2,571
Aurium CLO DAC 2.922% due 04/16/2030 •		6,855	8,078
Blackrock European CLO DAC
2.899% due 10/15/2031 •		4,365	5,128
3.116% due 07/19/2035 •		7,600	8,913
BNPP AM Euro CLO DAC 2.929% due 10/15/2031 •		1,866	2,195
Cairn CLO DAC 2.856% due 01/31/2030 •		2,896	3,403
Carlyle Euro CLO DAC
0.000% due 08/15/2038 «•(b)		25,000	29,449
2.979% due 01/15/2031 •		10,867	12,803

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •		4,300	5,064
2.886% due 07/21/2030 •		2,827	3,335
2.929% due 10/15/2031 •		9,991	11,776
CVC Cordatus Opportunity Loan Fund-R DAC 2.983% due 08/15/2033 •		13,932	16,363
Dryden Euro CLO 3.236% due 04/18/2033 •		2,934	3,453
Dryden Euro CLO DAC 3.219% due 01/15/2034 •		9,496	11,174
Harvest CLO DAC 2.919% due 10/15/2031 •		5,704	6,719
Hayfin Emerald CLO DAC
3.337% due 11/17/2037 •		16,900	19,885
3.586% due 07/18/2038 •		13,600	16,050
3.914% due 01/22/2039 •		5,500	6,485
Indigo Credit Management DAC 3.479% due 07/15/2038 •		28,000	33,044
Invesco Euro CLO DAC
3.296% due 10/30/2038 •		15,700	18,459
3.299% due 01/15/2034 •		10,100	11,874
Jubilee CLO DAC 2.929% due 04/15/2031 •		8,461	9,947
Man GLG Euro CLO DAC 2.665% due 12/15/2031 •		6,892	8,096
Palmer Square European Loan Funding DAC
3.113% due 05/15/2033 •		3,489	4,115
3.170% due 10/15/2034 •		21,100	24,786
3.203% due 02/15/2035 •		25,000	29,460
3.259% due 01/15/2033 •		3,458	4,077
Sculptor European CLO DAC 3.361% due 04/27/2038 •		18,200	21,471
St Paul's CLO DAC 3.138% due 10/25/2035 •		8,000	9,399
Trinitas Euro CLO DAC 0.000% due 07/15/2039 «•(b)		6,000	7,068

			386,754

CORPORATE BONDS & NOTES 0.0%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		$3,600	3,509
Lion RE DAC 6.409% due 07/16/2025 •	EUR	500	589

			4,098

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~		34,600	41,052

Total Ireland (Cost $407,048)			431,904

ISRAEL 1.0%
SOVEREIGN ISSUES 1.0%
Israel Government International Bond
4.500% due 01/17/2033		$11,200	10,716
5.375% due 03/12/2029		19,550	19,965
5.375% due 02/19/2030		79,200	80,810
5.500% due 03/12/2034		8,200	8,314
5.625% due 02/19/2035		15,000	15,274
5.750% due 03/12/2054		22,900	21,240

Total Israel (Cost $154,023)			156,319

ITALY 0.5%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	14,835	17,214
Intesa Sanpaolo SpA
7.200% due 11/28/2033		$15,100	16,964
8.248% due 11/21/2033 •		13,200	15,329

			49,507

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		18,800	18,993

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Italy Government International Bond 6.000% due 08/04/2028	GBP	5,900	8,425

			27,418

Total Italy (Cost $74,553)			76,925

JAPAN 8.1%
CORPORATE BONDS & NOTES 0.4%
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		$2,294	2,281
Nomura Holdings, Inc. 2.329% due 01/22/2027		10,300	9,965
Olympus Corp. 2.143% due 12/08/2026		8,700	8,414
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •(b)		12,600	12,600
5.548% due 07/08/2031 (b)		8,100	8,100
Sumitomo Mitsui Trust Bank Ltd.
5.200% due 03/07/2027		4,300	4,367
5.200% due 03/07/2029		16,400	16,814

			62,541

SOVEREIGN ISSUES 7.7%
Japan Finance Organization for Municipalities 0.625% due 09/02/2025		43,400	43,116
Japan Government International Bond
0.100% due 03/10/2028 (f)	JPY	15,519,236	111,595
0.100% due 03/10/2029 (f)		4,952,909	35,770
0.400% due 06/20/2029		6,120,000	41,668
0.400% due 06/20/2040		11,412,700	62,763
0.500% due 09/20/2046		5,480,000	25,988
0.500% due 03/20/2049		10,483,000	46,418
0.700% due 12/20/2048		9,439,000	44,385
0.700% due 06/20/2051		9,715,000	42,458
0.700% due 12/20/2051		590,000	2,542
1.000% due 03/20/2052		2,860,000	13,365
1.100% due 09/20/2042		9,710,000	56,885
1.300% due 06/20/2052		1,760,000	8,879
1.400% due 09/20/2045		1,330,000	7,793
1.400% due 03/20/2053		1,390,000	7,116
1.500% due 09/20/2043		3,380,000	20,806
1.800% due 09/20/2044		10,720,000	68,387
1.800% due 03/20/2054		9,373,400	52,274
2.000% due 12/20/2044		15,958,000	104,932
2.200% due 06/20/2054		6,332,000	38,698
2.200% due 03/20/2064		10,823,000	60,435
2.300% due 12/20/2054		20,421,000	127,476
2.400% due 03/20/2045		9,271,000	64,813
2.400% due 03/20/2055		11,051,000	70,503
Tokyo Metropolitan Government 0.750% due 07/16/2025 (j)		$45,200	45,125

			1,204,190

Total Japan (Cost $1,497,032)			1,266,731

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Bain Capital Credit CLO Ltd.
0.000% due 04/22/2035 •(b)		$12,800	12,800
0.000% due 07/15/2035 •(b)		5,000	5,004
5.269% due 04/23/2035 •		14,400	14,357
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		5,100	5,119
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •		8,325	8,314

Total Jersey, Channel Islands (Cost $45,625)			45,594

LUXEMBOURG 0.0%
CORPORATE BONDS & NOTES 0.0%
Logicor Financing SARL 1.625% due 07/15/2027	EUR	1,300	1,494

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Total Luxembourg (Cost $1,537)			1,494

MALAYSIA 1.6%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$4,500	2,939
4.550% due 04/21/2050		3,300	2,799
4.800% due 04/21/2060		4,200	3,617

			9,355

SOVEREIGN ISSUES 1.5%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	79,740	18,260
3.519% due 04/20/2028		765,672	183,790
3.582% due 07/15/2032		23,340	5,621
Malaysia Government Investment Issue 4.193% due 10/07/2032		125,660	31,314

			238,985

Total Malaysia (Cost $227,122)			248,340

MEXICO 0.0%
SOVEREIGN ISSUES 0.0%
Mexico Government International Bond 5.000% due 04/27/2051		$6,100	4,746

Total Mexico (Cost $5,682)			4,746

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$15,200	15,494
American Medical Systems Europe BV
3.000% due 03/08/2031	EUR	23,100	27,188
3.250% due 03/08/2034		1,200	1,397
Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		$41,800	43,121
5.710% due 01/21/2033 •		16,100	16,768

Total Netherlands (Cost $98,497)			103,968

NEW ZEALAND 0.0%
SOVEREIGN ISSUES 0.0%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	300	159

Total New Zealand (Cost $208)			159

NIGERIA 0.1%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Bank of Industry Ltd. 3.695% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	12,100	14,158

Total Nigeria (Cost $12,627)			14,158

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	20,700	13,275

Total Norway (Cost $15,075)			13,275

PERU 0.9%
SOVEREIGN ISSUES 0.9%
Peru Government International Bond
2.780% due 12/01/2060		$4,700	2,537
3.230% due 07/28/2121		3,300	1,779
5.400% due 08/12/2034	PEN	32,500	8,685
6.150% due 08/12/2032		173,600	50,691
6.900% due 08/12/2037		237,800	68,419
6.950% due 08/12/2031		15,441	4,739

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Total Peru (Cost $131,609)			136,850

POLAND 0.5%
SOVEREIGN ISSUES 0.5%
Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	21,800	26,936
4.250% due 02/14/2043		6,230	7,363
4.625% due 03/18/2029		$14,800	15,034
4.875% due 02/12/2030		10,000	10,208
4.875% due 10/04/2033		7,800	7,765
5.125% due 09/18/2034		6,100	6,137
5.375% due 02/12/2035		6,000	6,124
5.500% due 04/04/2053		6,700	6,251

Total Poland (Cost $81,116)			85,818

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy
2.250% due 07/12/2031		$10,200	8,947
3.125% due 07/12/2041		1,600	1,183
3.300% due 07/12/2051		4,600	3,110

Total Qatar (Cost $16,327)			13,240

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bond
1.375% due 12/02/2029	EUR	9,090	9,380
1.750% due 07/13/2030		12,500	12,663
2.000% due 01/28/2032		1,400	1,339
2.000% due 04/14/2033		1,700	1,537
2.124% due 07/16/2031		800	785
2.125% due 03/07/2028		14,800	16,813
2.625% due 12/02/2040		7,700	5,654
2.750% due 04/14/2041		4,445	3,269
2.875% due 04/13/2042		17,900	13,154
3.750% due 02/07/2034		900	907
5.000% due 09/27/2026		7,300	8,843
5.125% due 09/24/2031		38,780	45,151
5.250% due 03/10/2030		13,000	15,654
5.500% due 09/18/2028		9,000	11,057
5.625% due 05/30/2037		13,500	14,989
6.250% due 09/10/2034		4,900	5,830
6.375% due 09/18/2033		10,900	13,235
6.625% due 09/27/2029		13,100	16,645

Total Romania (Cost $202,669)			196,905

SAUDI ARABIA 1.6%
CORPORATE BONDS & NOTES 0.1%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$1,200	1,067
4.750% due 06/02/2030		1,300	1,307
5.375% due 06/02/2035		1,300	1,307
6.375% due 06/02/2055		8,300	8,306

			11,987

SOVEREIGN ISSUES 1.5%
Saudi Government International Bond
3.250% due 10/22/2030		4,300	4,035
3.375% due 03/05/2032	EUR	18,700	21,956
3.750% due 03/05/2037 (j)		5,700	6,547
4.750% due 01/18/2028		$32,100	32,371
4.750% due 01/16/2030		51,500	52,032
4.875% due 07/18/2033		12,400	12,461
5.000% due 01/16/2034		35,500	35,601
5.000% due 01/18/2053		1,000	854
5.125% due 01/13/2028		44,400	45,152

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

5.375% due 01/13/2031		27,600	28,644

			239,653

Total Saudi Arabia (Cost $244,914)			251,640

SERBIA 0.3%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Project Mercury 0.400% - 6.668% (EUR006M + 4.200%) due 08/11/2030 «~	EUR	25,700	31,264
Telecom Serbia 3.399% (EUR003M + 1.350%) due 06/11/2029 «~		19,400	22,698

Total Serbia (Cost $48,584)			53,962

SINGAPORE 0.9%
SOVEREIGN ISSUES 0.9%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	10,768	8,521
2.750% due 03/01/2035		62,060	51,073
3.250% due 06/01/2054		84,689	79,288

Total Singapore (Cost $117,021)			138,882

SLOVAKIA 0.1%
CORPORATE BONDS & NOTES 0.1%
365 bank AS 7.125% due 07/04/2028 •	EUR	10,900	13,796

Total Slovakia (Cost $13,137)			13,796

SOUTH AFRICA 0.9%
SOVEREIGN ISSUES 0.9%
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	461,300	23,971
8.000% due 01/31/2030		1,044,300	58,007
8.875% due 02/28/2035		1,054,500	55,620

Total South Africa (Cost $137,426)			137,598

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Government International Bond
1.375% due 06/10/2030	KRW	38,824,610	27,107
2.375% due 12/10/2028		113,568,490	83,746
2.625% due 06/10/2028		226,380,130	168,317

Total South Korea (Cost $293,816)			279,170

SPAIN 6.4%
CORPORATE BONDS & NOTES 0.1%
CaixaBank SA 6.208% due 01/18/2029 •		$9,700	10,084

SOVEREIGN ISSUES 6.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	3,500	4,243
Spain Government International Bond
0.000% due 01/31/2028 (e)		125,050	139,724
1.450% due 10/31/2071		26,890	14,666
1.900% due 10/31/2052		6,450	5,037
2.400% due 05/31/2028		85,750	101,705
2.500% due 05/31/2027		48,200	57,323
2.700% due 01/31/2030		185,208	220,527
3.150% due 04/30/2035		109,540	128,857
3.200% due 10/31/2035		60,900	71,558
3.450% due 07/30/2066		8,743	9,008
3.500% due 01/31/2041		16,800	19,377
3.550% due 10/31/2033		178,500	218,893

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

5.250% due 04/06/2029	GBP	900	1,271

			992,189

Total Spain (Cost $926,266)			1,002,273

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	15,000	9,706

Total Supranational (Cost $10,972)			9,706

SWITZERLAND 0.8%
CORPORATE BONDS & NOTES 0.8%
UBS AG 5.000% due 07/09/2027		$3,900	3,961
UBS Group AG
3.091% due 05/14/2032 •		4,800	4,359
3.869% due 01/12/2029 •		7,680	7,563
4.282% due 01/09/2028		900	896
4.550% due 04/17/2026		2,600	2,601
5.428% due 02/08/2030 •		7,100	7,293
5.617% due 09/13/2030 •		11,500	11,944
5.699% due 02/08/2035 •		2,200	2,286
6.373% due 07/15/2026 •		16,200	16,215
6.442% due 08/11/2028 •		4,500	4,677
6.537% due 08/12/2033 •		61,000	66,372

Total Switzerland (Cost $120,226)			128,167

THAILAND 1.2%
SOVEREIGN ISSUES 1.2%
Thailand Government International Bond
2.410% due 03/17/2035	THB	435,690	14,369
2.500% due 11/17/2029		4,301,080	138,364
3.775% due 06/25/2032		977,460	34,573

Total Thailand (Cost $172,168)			187,306

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$47,100	46,468
4.500% due 05/06/2030		5,200	5,194
5.000% due 05/06/2035		7,400	7,396
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		6,600	6,873

Total United Arab Emirates (Cost $65,847)			65,931

UNITED KINGDOM 5.1%
CORPORATE BONDS & NOTES 2.0%
Barclays PLC
5.262% due 01/29/2034 •	EUR	8,200	10,629
5.674% due 03/12/2028 •		$9,800	9,989
5.690% due 03/12/2030 •		18,000	18,629
6.490% due 09/13/2029 •		6,600	6,979
HSBC Holdings PLC
3.973% due 05/22/2030 •		5,000	4,870
4.041% due 03/13/2028 •		4,100	4,068
4.292% due 09/12/2026 •		11,000	10,989
4.583% due 06/19/2029 •		7,400	7,412
5.597% due 05/17/2028 •		16,900	17,223
5.966% (US0003M + 1.380%) due 09/12/2026 ~		9,500	9,526
Lloyds Banking Group PLC
5.590% due 11/26/2035 •		12,300	12,517
5.721% due 06/05/2030 •		28,500	29,607
Nationwide Building Society 2.972% due 02/16/2028 •		13,800	13,479
NatWest Group PLC
4.892% due 05/18/2029 •		300	303
5.076% due 01/27/2030 •		5,732	5,818
5.516% due 09/30/2028 •		10,500	10,727
5.778% due 03/01/2035 •		51,000	52,986
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		33,409	23,775
Santander U.K. Group Holdings PLC 4.858% due 09/11/2030 •		18,200	18,182

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Standard Chartered PLC
2.608% due 01/12/2028 •		11,100	10,783
6.187% due 07/06/2027 •		18,000	18,278
6.296% due 07/06/2034 •		5,400	5,754
6.750% due 02/08/2028 •		14,000	14,456

			316,979

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(i)	EUR	3,119	3,673

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Braccan Mortgage Funding PLC 0.000% due 05/17/2067 •	GBP	13,200	18,199
EuroMASTR PLC 4.558% due 06/15/2040 •		59	79
Eurosail PLC 2.215% due 12/15/2044 •	EUR	931	1,095
Eurosail-U.K. PLC
5.058% due 09/13/2045 •	GBP	487	664
5.308% due 06/13/2045 •		145	199
Ludgate Funding PLC 2.488% due 01/01/2061 •	EUR	82	93
Mansard Mortgages PLC 5.008% due 12/15/2049 •	GBP	1,713	2,334
Mortimer BTL PLC 4.939% due 06/23/2053 •		12,710	17,446
Newgate Funding PLC
2.568% due 12/01/2050 •	EUR	2,301	2,548
2.575% due 12/15/2050 •		2,883	3,342
3.225% due 12/15/2050 •		833	954
3.475% due 12/15/2050 •		1,366	1,488
4.558% due 12/15/2050 •	GBP	1,905	2,481
4.561% due 12/01/2050 •		27	36
5.358% due 12/15/2050 •		1,833	2,467
5.608% due 12/15/2050 •		1,033	1,381
Resloc U.K. PLC
4.518% due 12/15/2043 •		294	394
4.578% due 12/15/2043 •		506	666
RMAC Securities PLC
2.194% due 06/12/2044 •	EUR	56	64
4.508% due 06/12/2044 •	GBP	908	1,224
4.528% due 06/12/2044 •		2,457	3,296
4.804% due 06/12/2044 •		$127	124
Stratton Mortgage Funding PLC 5.139% due 06/28/2050 •	GBP	5,926	8,142
Towd Point Mortgage Funding 5.223% due 07/20/2053 •		18,465	25,402
Trinity Square PLC 5.217% due 07/15/2059 ~		20,707	28,492
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)		1	5,685
5.189% due 12/21/2049 •		15,197	20,935
5.889% due 12/21/2049 •		6,230	8,607
6.389% due 12/21/2049 •		3,115	4,272
6.889% due 12/21/2049 •		1,780	2,430
7.389% due 12/21/2049 •		1,780	2,410

			166,949

SOVEREIGN ISSUES 2.0%
United Kingdom Gilt
0.625% due 10/22/2050		38,900	19,642
1.250% due 07/31/2051		47,100	28,284
1.500% due 07/31/2053		29,830	18,593
1.750% due 01/22/2049		28,000	20,577
4.250% due 12/07/2040		40,600	51,661
4.375% due 07/31/2054		123,570	147,023
5.375% due 01/31/2056		22,300	31,091

			316,871

Total United Kingdom (Cost $886,336)			804,472

UNITED STATES 64.7%
ASSET-BACKED SECURITIES 3.0%
ABFC Trust 4.694% due 01/25/2037 •		$3,661	2,628
ACE Securities Corp. Home Equity Loan Trust
4.574% due 11/25/2036 •		3,738	1,534
5.019% due 02/25/2036 •		15,607	13,991
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.374% due 06/25/2029 •		155	158

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

AREIT Trust 6.556% due 06/17/2039 •	8,006	8,011
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.723% due 02/25/2034 •	149	155
Asset-Backed Securities Corp. Home Equity Loan Trust
5.529% due 02/25/2035 •	2,332	2,360
5.776% due 04/15/2033 •	244	243
BDS LLC 6.121% due 03/19/2039 •	14,201	14,237
Bear Stearns Asset-Backed Securities Trust 5.234% due 10/27/2032 •	4	4
Citigroup Mortgage Loan Trust
4.162% due 10/25/2037	771	744
4.494% due 07/25/2045 •	177	123
4.734% due 12/25/2036 •	5,923	2,138
4.754% due 12/25/2036 •	2,159	1,184
4.794% due 01/25/2037 •	4,045	2,959
4.884% due 08/25/2036 •	11,926	11,697
Citigroup Mortgage Loan Trust, Inc.
4.694% due 03/25/2037 •	1,417	1,277
4.824% due 06/25/2037 •	1,103	1,101
4.954% due 03/25/2036 •	3,647	3,328
Consumer Loan Finance
0.000% due 11/25/2054 «(e)	2,106	1,131
5.150% due 11/25/2054	6,258	6,282
5.350% due 11/25/2054	9,080	9,216
5.450% due 11/25/2054	2,228	2,258
5.750% due 11/25/2054	1,114	1,131
6.600% due 11/25/2054	1,464	1,483
8.750% due 11/25/2054	834	849
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(e)	1,641	787
5.150% due 11/25/2054	2,800	2,803
5.350% due 11/25/2054	5,260	5,371
5.450% due 11/25/2054	1,454	1,474
5.750% due 11/25/2054	727	738
6.600% due 11/25/2054	915	928
8.750% due 11/25/2054	547	557
Countrywide Asset-Backed Certificates 5.114% due 12/25/2036 •	203	165
Countrywide Asset-Backed Certificates Trust
4.284% due 12/25/2034 •	7,567	6,928
4.388% due 08/25/2035 ~	210	197
4.574% due 08/25/2037 •	3,258	2,960
4.634% due 06/25/2047 •	4,673	4,132
4.694% due 12/25/2036 •	817	749
4.714% due 05/25/2035 •	1,336	1,309
4.714% due 06/25/2035 •	5,052	4,597
4.894% due 04/25/2047 •	11,081	9,988
4.914% due 03/25/2036 •	757	682
5.409% due 01/25/2036 •	11,913	11,734
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •	11	11
Credit-Based Asset Servicing & Securitization Trust 4.554% due 11/25/2036 •	3	1
Elmwood CLO Ltd. 5.463% due 04/22/2035 «	2,500	2,500
First Franklin Mortgage Loan Trust 5.334% due 03/25/2034 •	3,023	3,068
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	243	240
Fremont Home Loan Trust
4.734% due 10/25/2036 •	6,144	2,457
4.974% due 02/25/2036 •	7,522	6,819
GSAA Home Equity Trust 4.794% due 03/25/2036 •	5,869	1,891
GSAA Trust 5.995% due 03/25/2046 ~	785	283
GSAMP Trust
4.694% due 12/25/2046 •	7,238	3,844
4.704% due 03/25/2047 •	1,148	878
Home Equity Asset Trust 5.034% due 11/25/2032 •	2	2
Home Equity Mortgage Loan Asset-Backed Trust
4.604% due 04/25/2037 •	3,280	2,320
4.674% due 04/25/2037 •	7,002	4,741
HSI Asset Securitization Corp. Trust
4.954% due 04/25/2037 •	6,148	3,062
5.049% due 01/25/2036 •	4,500	4,303
JP Morgan Mortgage Acquisition Trust
4.654% due 08/25/2036 •	38	29
4.704% due 07/25/2036 •	2,181	1,973
Long Beach Mortgage Loan Trust
4.954% due 08/25/2045 •	1,983	1,951
4.994% due 10/25/2034 •	11	11

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

MASTR Asset-Backed Securities Trust
4.634% due 08/25/2036 •	6,072	2,056
4.734% due 03/25/2036 •	545	323
4.734% due 10/25/2036 •	10,853	3,543
4.874% due 10/25/2036 •	3,229	1,054
5.169% due 10/25/2035 •	8,789	8,640
Merrill Lynch Mortgage Investors Trust
4.594% due 09/25/2037 •	21	4
4.674% due 02/25/2037 •	41	12
5.154% due 05/25/2036 •	30	30
MF1 LLC 6.468% due 06/19/2037 •	13,400	13,409
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 10/25/2036 •	573	508
4.574% due 05/25/2037 •	2,468	1,898
4.634% due 05/25/2037 •	26,626	15,264
4.734% due 11/25/2036 •	8,213	4,652
4.914% due 06/25/2036 •	3,349	1,674
Morgan Stanley Home Equity Loan Trust
4.604% due 04/25/2037 •	8,805	4,568
4.664% due 04/25/2037 •	6,482	3,364
4.784% due 04/25/2037 •	933	484
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046	1,279	277
Morgan Stanley Structured Trust 4.734% due 06/25/2037 •	7,249	6,672
New Century Home Equity Loan Trust 5.559% due 10/25/2033 •	3,748	3,750
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.869% due 03/25/2036 •	880	880
5.064% due 02/25/2036 •	9,436	8,818
Nomura Resecuritization Trust 3.851% due 12/26/2037 ~	7,748	6,777
NovaStar Mortgage Funding Trust 4.694% due 03/25/2037 •	13,561	8,822
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.994% due 12/25/2035 •	403	397
Option One Mortgage Loan Trust
4.654% due 05/25/2037 •	1,701	1,024
4.714% due 02/25/2037 •	11,560	5,475
5.214% due 02/25/2035 •	2,242	2,139
PRET LLC 4.843% due 09/25/2051	16,195	16,147
Project Panama SPV LLC 7.827% due 12/20/2054 «	15,804	15,858
RAAC Trust 4.934% due 02/25/2037 •	4,115	4,044
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037	14,365	4,384
5.675% due 06/25/2037	16,477	4,095
5.731% due 11/25/2036	26,069	8,652
Residential Asset Mortgage Products Trust
4.874% due 12/25/2035 •	1,391	1,257
5.034% due 03/25/2036 •	558	551
Residential Asset Securities Corp. Trust 5.274% due 09/25/2034 •	429	419
Saxon Asset Securities Trust 6.184% due 12/25/2037 •	3,881	3,389
Securitized Asset-Backed Receivables LLC Trust
4.694% due 05/25/2037 •	154	118
4.774% due 08/25/2036 •	1,126	366
SMB Private Education Loan Trust
3.940% due 02/16/2055	12,202	11,887
5.754% due 02/16/2055 •	1,332	1,343
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(e)	4,019	5,276
4.910% due 03/27/2034 «	37,064	37,020
5.250% due 03/27/2034 «	3,796	3,788
5.770% due 03/27/2034 «	2,944	2,934
6.260% due 03/27/2034 «	2,177	2,178
Soundview Home Loan Trust
4.554% due 11/25/2036 •	32	9
4.839% due 12/25/2036 •	5,649	5,623
4.934% due 11/25/2036 •	6,872	6,507
Structured Asset Investment Loan Trust 5.384% due 07/25/2033 •	2,488	2,429
Structured Asset Securities Corp. Mortgage Loan Trust
4.594% due 03/25/2036 •	1,009	982
4.664% due 05/25/2047 •	2,263	2,214
4.874% due 12/25/2036 •	19,167	17,791
WaMu Asset-Backed Certificates WaMu Trust 4.724% due 05/25/2037 •	3,726	3,312

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 4.779% due 01/25/2037 •		12,278	12,218

			468,010

CORPORATE BONDS & NOTES 5.7%
Bank of America Corp.
3.261% due 01/28/2031 •	EUR	3,400	4,035
5.162% due 01/24/2031 •		$49,300	50,543
5.202% due 04/25/2029 •		4,500	4,600
5.468% due 01/23/2035 •		11,000	11,305
5.511% due 01/24/2036 •		21,600	22,218
Bayer U.S. Finance LLC 4.250% due 12/15/2025		10,300	10,272
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	12,200	14,465
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		$14,300	14,651
Broadcom, Inc. 2.450% due 02/15/2031		100	89
Charter Communications Operating LLC
3.750% due 02/15/2028		99	97
3.900% due 06/01/2052		6,400	4,396
3.950% due 06/30/2062		8,700	5,610
Citigroup, Inc.
4.542% due 09/19/2030 •		54,200	53,966
5.174% due 02/13/2030 •		20,900	21,328
5.449% due 06/11/2035 •		23,200	23,707
Credit Suisse AG AT1 Claim		16,825	2,019
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		3,800	3,385
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,900	1,850
2.900% due 02/16/2028		900	844
3.375% due 11/13/2025		21,100	20,961
GA Global Funding Trust
2.250% due 01/06/2027		7,400	7,147
5.900% due 01/13/2035		10,500	10,657
Goldman Sachs Group, Inc.
3.500% due 01/23/2033 •	EUR	10,500	12,478
5.016% due 10/23/2035 •		$32,850	32,467
5.330% due 07/23/2035 •		10,400	10,495
5.498% due 02/24/2028 ~		2,600	2,609
5.536% due 01/28/2036 •		14,700	15,080
5.727% due 04/25/2030 •		15,000	15,618
6.484% due 10/24/2029 •		15,200	16,126
JPMorgan Chase & Co.
4.603% due 10/22/2030 •		15,000	15,054
4.995% due 07/22/2030 •		6,700	6,824
5.012% due 01/23/2030 •		42,000	42,783
6.087% due 10/23/2029 •		20,900	21,971
Las Vegas Sands Corp. 5.900% due 06/01/2027		13,900	14,208
Marvell Technology, Inc. 1.650% due 04/15/2026		6,400	6,256
Morgan Stanley
2.475% due 01/21/2028 •		2,600	2,525
2.664% due 03/19/2027 ~	EUR	26,200	30,924
3.790% due 03/21/2030 •		21,900	26,575
3.955% due 03/21/2035 •		28,400	34,235
4.654% due 10/18/2030 •		$27,600	27,658
5.173% due 01/16/2030 •		40,100	40,948
5.320% due 07/19/2035 •		10,800	10,936
5.466% due 01/18/2035 •		7,700	7,881
6.407% due 11/01/2029 •		15,700	16,632
Organon & Co. 4.125% due 04/30/2028		3,700	3,561
Pacific Gas & Electric Co.
2.100% due 08/01/2027		200	189
3.500% due 08/01/2050		500	321
3.950% due 12/01/2047		900	636
4.000% due 12/01/2046		800	574
4.250% due 03/15/2046		500	373
4.300% due 03/15/2045		600	453
4.400% due 03/01/2032		2,500	2,347
4.500% due 07/01/2040		300	250
4.550% due 07/01/2030		600	586
4.600% due 06/15/2043		1,100	873
4.750% due 02/15/2044		1,207	983
4.950% due 07/01/2050		100	81
5.700% due 03/01/2035		2,300	2,281
Philip Morris International, Inc.
2.750% due 06/06/2029	EUR	25,900	30,309
4.875% due 02/13/2029		$13,000	13,234
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		18,300	18,509

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Wells Fargo & Co.
4.808% due 07/25/2028 •	7,500	7,565
4.897% due 07/25/2033 •	10,000	10,005
5.198% due 01/23/2030 •	16,100	16,495
5.211% due 12/03/2035 •	38,000	38,161
5.389% due 04/24/2034 •	20,200	20,677
5.499% due 01/23/2035 •(j)	15,000	15,389
6.303% due 10/23/2029 •	13,600	14,376

		896,656

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Charter Communications Operating LLC 6.548% (TSFR3M + 2.250%) due 12/15/2031 ~	12,624	12,658
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(i)	5,200	5,200
Project Hudson 7.730% due 05/29/2026 «	7,500	7,609

		25,467

MUNICIPAL BONDS & NOTES 0.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	100	119
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.487% due 06/01/2036	7,700	6,427
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
2.332% due 06/01/2027	5,000	4,803
2.532% due 06/01/2028	3,300	3,119
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	7,944	8,129

		22,597

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.0%
ACRA Trust 5.608% due 10/25/2064 þ	2,794	2,798
Adjustable Rate Mortgage Trust 5.460% due 09/25/2035 ~	35	31
American Home Mortgage Assets Trust 4.624% due 05/25/2046 •	109	96
Angel Oak Mortgage Trust 4.750% due 09/26/2067	9,529	9,460
BAMLL Commercial Mortgage Securities Trust
3.109% due 04/25/2050 «	28,821	27,744
3.109% due 08/25/2052 «	10,000	8,726
5.476% due 09/15/2038 •	15,200	14,536
Banc of America Funding Trust
2.371% due 03/20/2036 ~	24	23
4.621% due 10/20/2046 ~	27	23
5.078% due 01/20/2047 ~	41	36
5.500% due 01/25/2036	11	11
6.000% due 03/25/2037	110	83
6.249% due 02/20/2036 ~	251	240
6.619% due 11/20/2034 ~	113	111
Banc of America Mortgage Trust
4.975% due 04/25/2035 ~	49	48
5.442% due 06/25/2035 ~	42	38
5.625% due 09/25/2035 ~	9	8
BCAP LLC Trust
5.179% due 01/26/2047 •	100	99
5.250% due 02/26/2036 ~	413	157
5.250% due 04/26/2037	677	379
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	27	25
5.513% due 07/25/2034 ~	12	12
5.785% due 02/25/2034 ~	4	4
6.159% due 10/25/2033 ~	13	13
6.339% due 11/25/2034 ~	1	1
6.896% due 05/25/2034 ~	32	31
7.105% due 01/25/2035 ~	55	57
Bear Stearns ALT-A Trust
4.180% due 08/25/2036 ~	555	373
4.192% due 08/25/2036 ~	843	386
4.333% due 11/25/2036 ~	203	93
4.810% due 08/25/2036 ~	110	70
4.905% due 09/25/2035 ~	1,389	798
4.907% due 11/25/2035 ~	29	22
5.174% due 01/25/2036 ~	54	51
Bear Stearns Structured Products, Inc. Trust 4.120% due 12/26/2046 ~	20	16
Chase Mortgage Finance Trust
4.939% due 07/25/2037 ~	329	269
6.550% due 02/25/2037 ~	43	43
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.664% due 05/25/2036 •	254	242

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

CIM Trust 5.500% due 08/25/2064 ~	5,902	5,959
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037	26	23
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 ~	32,130	27,391
4.742% due 03/25/2037 ~	131	127
4.783% due 09/25/2037 ~	245	226
5.483% due 07/25/2046 ~	309	292
5.988% due 08/25/2035 ~	5	5
6.490% due 05/25/2035 •	7	7
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.841% due 09/25/2035 ~	653	587
COLT Mortgage Loan Trust 4.156% due 02/25/2067 ~	8,774	8,392
Countrywide Alternative Loan Trust
4.622% due 09/20/2046 •	684	702
4.714% due 04/25/2047 •	440	405
4.784% due 05/25/2037 •	311	96
4.814% due 09/25/2046 •	226	220
4.819% due 02/25/2037 ~	46	41
4.834% due 09/25/2035 •	96	55
4.852% due 03/20/2046 •	34	32
4.852% due 05/20/2046 •	309	274
4.852% due 07/20/2046 •	222	187
4.854% due 07/25/2046 •	22	19
4.884% due 09/25/2035 •	842	512
4.994% due 02/25/2037 •	126	107
5.000% due 11/25/2035	2,988	1,571
5.250% due 06/25/2035	59	44
5.649% due 11/25/2047 •	1,057	940
5.779% due 11/25/2047 •	2,457	2,184
5.799% due 08/25/2035 •	118	113
5.899% due 11/25/2035 •	97	87
6.250% due 08/25/2037	282	130
6.439% due 11/25/2035 •	94	87
6.500% due 08/25/2032	2	2
Countrywide Home Loan Mortgage Pass-Through Trust
4.252% due 03/25/2037 ~	74	63
4.300% due 09/20/2036 ~	60	53
4.376% due 02/25/2047 ~	94	82
4.517% due 05/20/2036 ~	146	135
4.623% due 04/20/2036 ~	2,031	1,841
4.974% due 03/25/2035 •	172	160
5.014% due 04/25/2035 •	206	196
5.074% due 03/25/2035 •	191	179
5.094% due 02/25/2035 •	5	4
5.138% due 11/25/2034 ~	175	168
6.000% due 08/25/2037	970	438
7.210% due 02/20/2036 •	157	145
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	2,530	2,072
5.826% due 07/15/2038 •	4,800	4,332
6.421% due 10/25/2037 ~	1,256	730
Deutsche Alt-A Securities Mortgage Loan Trust
4.714% due 07/25/2047 •	222	207
4.814% due 08/25/2047 •	5,683	4,875
5.934% due 10/25/2047 •	2,502	1,916
DSLA Mortgage Loan Trust 5.072% due 07/19/2045 •	3	0
Extended Stay America Trust 5.506% due 07/15/2038 •	22,044	22,063
First Horizon Mortgage Pass-Through Trust 6.431% due 08/25/2035 ~	43	31
GCAT Trust 3.000% due 04/25/2052 ~	14,287	12,144
GreenPoint Mortgage Funding Trust
4.794% due 01/25/2037 •	246	225
4.854% due 04/25/2036 •	158	140
4.974% due 11/25/2045 •	39	37
GreenPoint Mortgage Pass-Through Certificates 7.182% due 10/25/2033 ~	3	3
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	5,429	4,431
2.500% due 04/25/2052 ~	6,748	5,510
3.000% due 09/25/2052 ~	31,852	27,154
3.750% due 10/25/2057	1,903	1,859
3.900% due 09/25/2061	4,524	4,401
4.100% due 07/25/2065	7,700	7,413
GSR Mortgage Loan Trust
4.299% due 05/25/2035 ~	45	33
4.429% due 11/25/2035 ~	75	66
4.664% due 05/25/2037 •	2,548	1,207
5.283% due 04/25/2035 ~	8	8
5.293% due 09/25/2035 ~	61	59
5.880% due 03/25/2033 •	9	9

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

6.922% due 01/25/2035 ~	53	51
HarborView Mortgage Loan Trust
4.812% due 09/19/2037 •	355	306
4.824% due 07/19/2035 ~	52	39
4.912% due 03/19/2036 •	53	49
HomeBanc Mortgage Trust 4.705% due 04/25/2037 ~	355	321
Impac CMB Trust
5.154% due 10/25/2034 •	89	88
5.214% due 10/25/2034 •	23	23
IndyMac IMSC Mortgage Loan Trust 4.794% due 07/25/2047 •	1,318	866
IndyMac INDA Mortgage Loan Trust
3.795% due 08/25/2036 ~	257	201
5.373% due 11/25/2035 ~	28	29
IndyMac INDB Mortgage Loan Trust 5.034% due 11/25/2035 •	111	63
IndyMac INDX Mortgage Loan Trust
3.803% due 03/25/2036 ~	3,005	2,155
4.089% due 09/25/2035 ~	3,071	2,529
4.588% due 12/25/2034 ~	24	23
4.734% due 06/25/2037 •	268	95
4.814% due 09/25/2046 •	1,391	1,254
4.914% due 06/25/2037 •	236	219
4.934% due 02/25/2037 •	437	291
JP Morgan Alternative Loan Trust
4.914% due 10/25/2036 •	6,022	5,454
5.500% due 11/25/2036 ~	6	3
5.593% due 12/25/2035 ~	3,083	2,141
JP Morgan Mortgage Trust
3.000% due 03/25/2052 ~	51,160	43,741
3.000% due 05/25/2052 ~	66,256	56,649
5.000% due 05/25/2052 •	10,566	9,872
5.537% due 02/25/2036 ~	152	101
5.677% due 09/25/2035 ~	26	24
5.823% due 07/25/2035 ~	31	30
5.952% due 11/25/2033 ~	9	9
5.996% due 10/25/2035 ~	2	2
Luminent Mortgage Trust 4.774% due 12/25/2036 •	790	721
Manhattan West Mortgage Trust 2.130% due 09/10/2039	23,200	21,952
MASTR Adjustable Rate Mortgages Trust 4.644% due 04/25/2046 •	560	515
MASTR Alternative Loan Trust
4.834% due 03/25/2036 •	370	35
6.000% due 03/25/2036	610	536
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.906% due 06/15/2030 •	3	3
5.137% due 10/20/2029 •	3	2
Merrill Lynch Mortgage Investors Trust
4.744% due 06/25/2035 ~	50	48
4.854% due 02/25/2036 •	147	144
4.934% due 11/25/2035 •	161	154
6.247% due 02/25/2033 ~	18	17
MFA Trust
1.381% due 04/25/2065 ~	3,977	3,861
1.947% due 04/25/2065 ~	1,644	1,595
Morgan Stanley Capital Trust 5.595% due 12/15/2038 •	22,800	21,946
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064	4,015	3,888
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	11,314	10,870
2.750% due 11/25/2059 ~	10,695	10,255
6.864% due 10/25/2063	11,002	11,120
New York Mortgage Trust Loan Trust 5.379% due 06/25/2069 ~	3,005	3,004
OBX Trust
3.000% due 01/25/2052 ~	29,975	25,507
5.949% due 02/25/2063 þ	6,273	6,284
6.120% due 11/25/2062 ~	5,510	5,508
PMT Loan Trust 2.500% due 07/25/2051 ~	9,964	8,158
PRPM LLC 4.000% due 11/25/2054	3,737	3,630
Residential Accredit Loans, Inc. Trust
4.584% due 02/25/2047 •	1,129	345
4.794% due 07/25/2036 •	10,712	3,477
4.834% due 12/25/2046 •	419	367
4.854% due 04/25/2046 •	39	10
4.974% due 05/25/2046 •	148	123
5.397% due 10/25/2037 ~	2,589	2,083
6.000% due 06/25/2036	302	248
6.250% due 02/25/2037	5,509	4,569

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Residential Asset Securitization Trust
4.834% due 01/25/2046 •	89	25
5.750% due 02/25/2036	3,538	2,420
6.500% due 08/25/2036	571	160
Residential Funding Mortgage Securities, Inc. Trust
5.871% due 09/25/2035 ~	129	82
6.500% due 03/25/2032	11	11
Sequoia Mortgage Trust
4.478% due 09/20/2046 ~	1,111	629
7.373% due 04/20/2035 ~	11	11
Structured Adjustable Rate Mortgage Loan Trust
4.556% due 09/25/2036 ~	287	195
4.728% due 08/25/2035 ~	137	120
6.174% due 04/25/2034 ~	2	2
6.525% due 02/25/2034 ~	20	20
Structured Asset Mortgage Investments Trust
4.814% due 06/25/2036 •	13	12
4.854% due 05/25/2036 •	197	137
4.874% due 05/25/2036 •	1,324	1,086
4.874% due 09/25/2047 •	1,340	1,188
4.954% due 05/25/2046 •	28	17
5.012% due 07/19/2034 •	2	1
5.034% due 08/25/2036 •	813	591
5.054% due 12/25/2035 •	3	2
5.899% due 08/25/2047 •	667	563
Structured Asset Securities Corp. 4.714% due 01/25/2036 •	751	626
Structured Asset Securities Corp. Mortgage Loan Trust 4.724% due 10/25/2036 •	5,217	4,365
Thornburg Mortgage Securities Trust
5.631% due 10/25/2043 ~	18	17
5.684% due 06/25/2037 •	207	192
5.949% due 06/25/2037 •	1,355	1,153
5.999% due 06/25/2037 •	3,166	2,704
5.999% due 06/25/2047 •	390	360
6.049% due 03/25/2037 •	243	171
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	12,303	11,187
2.710% due 01/25/2060 ~	8,639	8,300
2.900% due 10/25/2059 ~	36,219	34,803
4.435% due 10/27/2064 ~	8,289	8,333
5.434% due 05/25/2058 •	2,981	3,053
UWM Mortgage Trust 3.000% due 01/25/2052 ~	6,330	5,386
WaMu Mortgage Pass-Through Certificates Trust
4.068% due 12/25/2046 •	49	43
4.182% due 02/27/2034 •	41	39
4.385% due 04/25/2035 ~	65	63
4.434% due 09/25/2036 ~	1,047	895
4.449% due 02/25/2037 ~	2,015	1,801
4.688% due 12/25/2035 ~	97	90
4.983% due 10/25/2035 ~	101	92
4.994% due 11/25/2045 •	1,352	1,269
5.054% due 01/25/2045 •	54	54
5.072% due 08/25/2046 ~	578	525
5.174% due 11/25/2034 •	193	186
5.379% due 06/25/2046 •	289	270
5.399% due 02/25/2046 •	706	645
5.782% due 06/25/2033 ~	11	11
5.899% due 10/25/2046 •	433	406
Washington Mutual Mortgage Pass-Through Certificates Trust
4.814% due 07/25/2046 •	2,146	1,819
5.169% due 04/25/2047 •	4,480	3,669
5.239% due 05/25/2047 •	11	14
5.339% due 07/25/2046 •	265	162
Wells Fargo Commercial Mortgage Trust 3.862% due 12/15/2039	18,800	17,979

		617,916

	SHARES
PREFERRED SECURITIES 0.1%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)	10,000,000	9,994

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 44.3%
Fannie Mae
3.000% due 03/01/2060	$9,020	7,778

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

3.500% due 01/01/2059	16,535	14,798
4.556% due 03/25/2034 •	3	3
4.820% due 06/25/2036 •	123	122
4.920% due 10/25/2040 •	67	67
5.455% due 03/25/2055 •	17,667	17,670
5.465% due 03/25/2055 •	8,866	8,869
5.696% due 06/01/2043 •	9	9
5.805% due 12/25/2054 •	31,322	31,577
6.000% due 04/25/2043 - 07/25/2044	342	351
6.009% due 12/01/2034 •	24	24
6.125% due 06/01/2035 •	62	63
6.460% due 04/01/2032 •	4	4
6.633% due 12/01/2030 •	2	2
7.037% due 11/01/2034 •	159	165
Freddie Mac
2.053% due 01/15/2038 ~(a)	1,725	89
4.814% due 01/15/2038 •	1,725	1,702
4.898% due 10/15/2040 •	697	690
5.018% due 12/15/2037 •	76	76
5.245% due 11/25/2054 •	15,195	15,164
5.305% due 02/25/2055 •	9,943	9,956
5.455% due 03/25/2055 •	33,760	33,785
5.599% due 10/25/2044 - 02/25/2045 •	557	512
5.705% due 03/25/2055 •	11,747	11,802
6.000% due 12/01/2033	113	115
7.355% due 09/01/2035 •	4	4
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	128,454	113,771
3.500% due 12/20/2052 - 05/20/2055	1,316	1,199
4.875% (H15T1Y + 1.500%) due 05/20/2026 ~	1	1
4.875% due 04/20/2027 - 05/20/2030 •	25	25
5.000% due 08/20/2027 - 05/20/2030 •	11	11
5.302% due 12/20/2073 •	11,330	11,371
6.000% due 08/20/2034	1,856	1,877
Ginnie Mae, TBA
2.500% due 08/01/2055	68,878	58,529
3.000% due 07/01/2055 - 08/01/2055	382,000	337,871
3.500% due 07/01/2055	618,420	562,309
6.500% due 07/01/2055 - 09/01/2055	370,300	379,432
Uniform Mortgage-Backed Security
2.500% due 01/01/2051 - 02/01/2051	8,574	7,151
3.000% due 10/01/2049 - 06/01/2051	21,109	18,324
3.500% due 04/01/2027 - 07/01/2050	24,282	22,411
4.000% due 06/01/2038 - 08/01/2053	12,708	11,931
4.500% due 07/01/2052	1,892	1,816
5.500% due 06/01/2053 - 01/01/2055	134,146	134,344
6.000% due 12/01/2053 - 10/01/2054	536,461	546,197
6.500% due 08/01/2053 - 06/01/2055	1,055,549	1,091,684
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	52,700	45,609
4.000% due 08/01/2055	79,700	74,102
5.000% due 07/01/2055 - 08/01/2055	1,469,900	1,439,847
6.000% due 07/01/2055 - 08/01/2055	539,520	547,784
6.500% due 07/01/2055 - 09/01/2055	1,311,415	1,352,207

		6,915,200

U.S. TREASURY OBLIGATIONS 7.3%
U.S. Treasury Bonds
1.875% due 02/15/2041 (n)	14,700	10,116
2.250% due 08/15/2049 (l)(n)	39,750	24,948
2.375% due 11/15/2049 (l)(n)	9,225	5,936
3.000% due 02/15/2048 (l)(n)	34,100	25,347
3.000% due 08/15/2048 (n)	8,550	6,326
3.000% due 02/15/2049 (n)	375	276
3.375% due 11/15/2048 (l)(n)	72,400	57,295
4.125% due 08/15/2044 (l)(n)	87,750	80,418
4.500% due 11/15/2054	343,300	327,262
4.625% due 02/15/2055 (l)(n)	213,900	208,285
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2025 (f)(l)	5,563	5,544
0.125% due 07/15/2031 (f)(l)	55,052	50,681
0.125% due 01/15/2032 (f)(l)	52,187	47,320
0.500% due 01/15/2028 (f)(l)	90,897	89,221
0.625% due 07/15/2032 (f)(l)	35,438	33,070
1.125% due 01/15/2033 (f)(l)	103,106	98,571
2.375% due 01/15/2027 (f)(l)	6,680	6,793
2.500% due 01/15/2029 (f)(l)	37,574	39,104
3.875% due 04/15/2029 (f)(l)	14,634	15,980
U.S. Treasury Notes
3.500% due 02/15/2033 (n)	4,970	4,792
4.000% due 02/29/2028 (l)(n)	10,200	10,279

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

			1,147,564

Total United States (Cost $10,156,323)			10,103,404

SHORT-TERM INSTRUMENTS 1.5%
COMMERCIAL PAPER 0.7%
Air Lease Corp.
4.820% due 07/02/2025 (b)		$950	950
4.850% due 07/15/2025		3,800	3,792
Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025		2,750	2,746
4.630% due 07/07/2025		5,600	5,595
4.630% due 07/09/2025		2,200	2,197
4.640% due 07/29/2025		2,500	2,491
Amrize Finance U.S. LLC
4.670% due 07/15/2025		1,600	1,597
4.670% due 07/16/2025		500	499
Canadian Natural Resources Ltd.
4.830% due 07/11/2025		2,150	2,147
4.870% due 07/25/2025 (b)		1,850	1,844
4.900% due 08/06/2025 (b)		11,400	11,344
CBRE Services, Inc.
4.640% due 07/24/2025		13,800	13,756
4.690% due 07/10/2025		6,750	6,741
4.710% due 07/10/2025		6,350	6,342
CVS Health Corp.
4.920% due 07/14/2025		8,200	8,184
4.920% due 07/15/2025		1,800	1,796
Enbridge U.S., Inc.
4.600% due 07/11/2025		1,850	1,847
4.600% due 07/21/2025		1,300	1,297
Equifax, Inc. 4.620% due 07/17/2025		1,650	1,646
Global Payments, Inc. 5.000% due 07/01/2025		2,000	2,000
Harley-Davidson Financial Services, Inc. 5.070% due 08/04/2025		100	100
HCA, Inc.
4.950% due 08/14/2025		6,150	6,112
4.950% due 08/15/2025		5,200	5,167
5.000% due 08/22/2025		850	844
Intercontinental Exchange, Inc. 4.600% due 07/02/2025		1,650	1,650
JABIL, Inc.
4.850% due 07/14/2025		850	848
4.860% due 07/02/2025		400	400
Jones Lang LaSalle Finance BV
4.650% due 07/09/2025		1,650	1,648
4.650% due 07/14/2025		900	898
4.720% due 07/14/2025		3,550	3,544
4.720% due 07/16/2025		1,150	1,148
Mondelez International, Inc. 4.570% due 08/11/2025		5,680	5,650
NextEra Energy Capital Holdings, Inc.
4.600% due 08/19/2025		1,150	1,143
4.610% due 08/25/2025 (b)		1,800	1,787
4.610% due 08/28/2025 (b)		250	248
ONEOK, Inc. 4.600% due 07/11/2025		500	499

			110,497

		SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (h)		421,776	422

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.2%
31.596% due 11/04/2025 - 06/26/2026 (d)(e)	NGN	75,611,394	40,090

U.S. TREASURY BILLS 0.6%
4.354% due 07/10/2025 - 10/21/2025 (d)(e)(l)(n)		$100,205	99,854

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $248,759)		250,863

Total Investments in Securities (Cost $19,619,663)		19,602,298

	SHARES
INVESTMENTS IN AFFILIATES 6.3%
SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short Asset Portfolio	75,539,650	739,986
PIMCO Short-Term Floating NAV Portfolio III	25,077,391	244,179

Total Short-Term Instruments (Cost $994,858)		984,165

Total Investments in Affiliates (Cost $994,858)		984,165

Total Investments 131.8% (Cost $20,614,521)		$20,586,463
Financial Derivative Instruments (k)(m) (1.6)%(Cost or Premiums, net $4,291)		(254,988)
Other Assets and Liabilities, net (30.2)%		(4,716,946)

Net Assets 100.0%		$15,614,529

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Security is not accruing income as of the date of this report.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Principal amount of security is adjusted for inflation.
(g)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)		Coupon represents a 7-Day Yield.
(i)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Pantheon Senior Debt Secondaries	6.317%	03/26/2026	03/18/2025	$5,200	$5,200	0.03%
Project Alpha Investindustrial	4.256	02/27/2026	02/28/2025	3,235	3,673	0.02

				$8,435	$8,873	0.05%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BRC	1.500%	06/11/2025	TBD(2)	EUR	(2,955)	$(3,484)
	4.300	12/20/2024	TBD(2)	$(8,785)		(8,987)
RCE	2.250	05/20/2025	TBD(2)	(4,585)		(4,597)

Total Reverse Repurchase Agreements						$(17,068)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (10.8)%
U.S. Government Agencies (10.8)%
Uniform Mortgage-Backed Security, TBA		2.000%	07/01/2040	$149,800	$(136,084)	$(136,921)
Uniform Mortgage-Backed Security, TBA		2.000	08/01/2040	95,000	(86,494)	(86,862)
Uniform Mortgage-Backed Security, TBA		2.000	07/01/2055	890,350	(698,137)	(705,030)
Uniform Mortgage-Backed Security, TBA		2.000	08/01/2055	464,400	(365,321)	(367,883)
Uniform Mortgage-Backed Security, TBA		2.500	08/01/2055	71,530	(58,771)	(59,330)
Uniform Mortgage-Backed Security, TBA		3.500	08/01/2055	115,100	(102,969)	(103,609)
Uniform Mortgage-Backed Security, TBA		4.500	08/01/2055	14,100	(13,458)	(13,482)
Uniform Mortgage-Backed Security, TBA		5.500	08/01/2055	138,800	(137,873)	(138,676)
Uniform Mortgage-Backed Security, TBA		6.500	07/01/2055	69,350	(71,577)	(71,613)

Total Short Sales (10.8)%					$(1,670,684)	$(1,683,406)

(j)		Securities with an aggregate market value of $17,272 and cash of $116 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(177,097) at a weighted average interest rate of 4.305%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	646	$646	$(136)	$(131)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	646	646	(165)	(192)

$(301)	$(323)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	648	$648	$(215)	$(20)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	554	554	(138)	(69)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	554	554	(172)	(243)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	648	648	(222)	(486)

$(747)	$(818)

Total Written Options	$(1,048)	$(1,141)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	4,225	$378,520	$3,403	$838	$0
Euro-BTP September Futures	09/2025	11,376	1,621,444	5,590	2,546	(3,082)
Euro-Buxl 30-Year Bond September Futures	09/2025	213	29,792	(565)	0	(90)
Euro-Schatz September Futures	09/2025	4,732	597,818	(1,002)	167	(530)
U.S. Treasury 2-Year Note September Futures	09/2025	1,683	350,103	1,269	92	0
U.S. Treasury 5-Year Note September Futures	09/2025	10,282	1,120,738	11,664	1,365	0
U.S. Treasury 10-Year Note September Futures	09/2025	2,469	276,837	4,628	772	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	6,652	760,095	14,246	3,222	0
United Kingdom Long Gilt September Futures	09/2025	3,233	412,846	9,531	444	(1,420)

$48,764	$9,446	$(5,122)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	10,983	$(825,126)	$(7,283)	$3,611	$0
Canada Government 5-Year Bond September Futures	09/2025	2,399	(201,028)	(1,289)	0	(212)
Euro-Bobl September Futures	09/2025	6,227	(863,194)	2,409	1,834	(587)
Euro-Bund September Futures	09/2025	5,361	(821,896)	5,769	2,336	(190)
Euro-Oat September Futures	09/2025	3,795	(553,605)	327	1,207	(268)
Japan Government 10-Year Bond September Futures	09/2025	1,215	(1,172,941)	(3,514)	1,603	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	4,624	(587,960)	915	763	(490)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	676	(80,529)	(2,854)	0	(908)

$(5,520)	$11,354	$(2,655)

Total Futures Contracts	$43,244	$20,800	$(7,777)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	36,300	$213	$(46)	$167	$4	$0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.506	$2,100	157	(109)	48	0	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2026	0.799		3,100	271	(141)	130	1	0

							$641	$(296)	$345	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin(7)
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 10-Year Index		(1.000)%	Quarterly	12/20/2034		$165,600	$(914)	$(786)	$(1,700)	$0	$(155)
CDX.IG-44 10-Year Index		(1.000)	Quarterly	06/20/2035		317,200	(370)	(2,046)	(2,416)	0	(268)
CDX.iTraxx Main 43 5-Year Index		(1.000)	Quarterly	06/20/2030	EUR	374,890	(8,202)	(1,347)	(9,549)	0	(372)
CDX.iTraxx Main 43 5-Year Index		(1.000)	Quarterly	06/20/2035		218,200	(508)	(737)	(1,245)	0	(313)

							$(9,994)	$(4,916)	$(14,910)	$0	$(1,108)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin(7)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index		1.000%	Quarterly	12/20/2029		$466,200	$10,102	$539	$10,641	$232	$0
CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030		2,177,600	36,684	12,210	48,894	1,204	0

							$46,786	$12,749	$59,535	$1,436	$0

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	121,000	$(76)	$29	$(47)	$0	$(19)
Pay	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		390,900	(909)	(5,631)	(6,540)	0	(89)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		977,400	3,030	9,882	12,912	0	(51)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		218,357	(5,909)	3,194	(2,715)	0	(9)
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031		452,500	1,855	258	2,113	321	(64)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		65,700	4,413	(721)	3,692	36	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		10,570	(1,483)	(236)	(1,719)	0	(34)
Receive(6)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	2,018,330	(59)	(210)	(269)	26	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	86,610,000	118	843	961	0	(95)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		21,820,900	(489)	(1,259)	(1,748)	0	(140)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		29,934,240	(12,221)	251	(11,970)	0	(280)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		58,150,000	(1,224)	1,647	423	0	(649)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		57,990,000	(813)	(3,125)	(3,938)	0	(861)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		2,867,700	183	(455)	(272)	0	(46)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		36,530,000	(2,990)	(1,400)	(4,390)	0	(629)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		2,240,000	282	(237)	45	0	(41)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		11,190,000	10,493	1,225	11,718	265	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		18,580,000	(8,786)	(9,406)	(18,192)	0	(694)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		61,700	1,667	(1,819)	(152)	116	(118)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		5,184,300	(6,410)	(3,922)	(10,332)	0	(232)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	360,560	(234)	(13,147)	(13,381)	0	(395)
Receive(6)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030		56,300	(756)	(919)	(1,675)	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		$299,900	600	(708)	(108)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		220,800	(10)	804	794	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		370,300	1,800	1,270	3,070	25	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		1,563,320	7,680	(6,483)	1,197	69	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		869,700	6,249	(7,113)	(864)	0	(76)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		3,100	0	(6)	(6)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		208,100	0	(502)	(502)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		479,900	16,480	(7,693)	8,787	0	(97)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		222,800	1,454	(1,913)	(459)	55	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		1,034,970	20,968	(7,267)	13,701	0	(312)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		15,754	1,198	(663)	535	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		158,400	(996)	196	(800)	61	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		28,400	0	(183)	(183)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		63,600	0	(421)	(421)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		82,700	0	(616)	(616)	0	(68)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		180,100	0	(2,521)	(2,521)	0	(206)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		135,400	0	(1,950)	(1,950)	0	(155)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		1,502,206	(783)	(14,960)	(15,743)	0	(2,217)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		659,530	30,654	(16,263)	14,391	0	(1,000)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	59	(53)	6	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		290,400	(1,453)	(2,862)	(4,315)	0	(621)
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		180,400	0	(2,991)	(2,991)	0	(390)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		359,264	(358)	(5,135)	(5,493)	0	(930)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032		60,900	35	(1,133)	(1,098)	0	(156)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034		47,100	0	(711)	(711)	0	(166)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034		28,200	0	(449)	(449)	0	(99)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034		50,000	0	(846)	(846)	0	(176)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		392,350	10,886	(14,325)	(3,439)	0	(1,391)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034		77,500	(236)	(560)	(796)	0	(278)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		13,300	(45)	165	120	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		6,700	(24)	110	86	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		4,700	(17)	69	52	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034		10,700	(40)	286	246	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		3,800	(14)	172	158	0	(13)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		1,012,838	(275)	(20,010)	(20,285)	0	(3,933)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		21,400	(63)	(315)	(378)	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		420,790	28,454	(12,537)	15,917	0	(1,573)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		27,600	(81)	(467)	(548)	0	(108)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		11,800	(34)	(154)	(188)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		38,500	2,061	(648)	1,413	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,600	10	59	69	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		66,570	22,040	2,320	24,360	0	(371)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		107,200	(800)	(2,207)	(3,007)	0	(852)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		29,070	1,926	1,630	3,556	0	(211)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		25,300	(2,895)	2,593	(302)	0	(204)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		32,900	2,311	98	2,409	0	(250)
Receive	1-Day USD-SOFR Compounded-OIS	3.940	Annual	11/15/2054		46,700	0	(108)	(108)	0	(381)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		18,800	0	(91)	(91)	0	(154)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		41,000	0	(234)	(234)	0	(335)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054		28,600	0	(191)	(191)	0	(234)
Receive	1-Day USD-SOFR Compounded-OIS	3.990	Annual	11/15/2054		44,800	0	(505)	(505)	0	(368)
Receive	1-Day USD-SOFR Compounded-OIS	3.996	Annual	11/15/2054		17,000	0	(210)	(210)	0	(140)
Receive	1-Day USD-SOFR Compounded-OIS	4.111	Annual	11/15/2054		28,100	0	(925)	(925)	0	(234)
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054		12,540	0	(422)	(422)	0	(105)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		2,220	0	(75)	(75)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		25,940	0	(940)	(940)	0	(217)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		10,000	0	282	282	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		7,900	0	213	213	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	3.777	Annual	02/15/2055		37,200	0	973	973	0	(299)
Receive	1-Day USD-SOFR Compounded-OIS	3.779	Annual	02/15/2055		14,200	0	366	366	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.798	Annual	02/15/2055		43,500	0	976	976	0	(350)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		30,600	0	639	639	0	(247)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		11,600	0	127	127	0	(94)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		19,800	0	196	196	0	(161)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		32,600	0	875	875	0	(262)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		65,100	8,057	(263)	7,794	0	(487)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055		27,500	102	(196)	(94)	0	(228)
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055		19,584	(342)	(193)	(535)	0	(165)
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055		35,627	(19)	(294)	(313)	0	(296)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		12,336	(132)	(94)	(226)	0	(105)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	1,440,300	(518)	5,928	5,410	0	(425)
Pay(6)	3-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031		64,800	(339)	(17)	(356)	0	(48)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		94,000	(55)	1,025	970	0	(149)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	127,700	(3,801)	5,005	1,204	0	(18)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		33,300	(1,009)	1,315	306	0	(6)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		30,200	(907)	1,265	358	0	(8)
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	14,113,450	(10,491)	13,230	2,739	0	(930)
Pay	3-Month EUR-EURIBOR	0.451	Annual	05/27/2050	EUR	15,900	(1,127)	(6,812)	(7,939)	0	(59)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035	KRW	243,346,724	1,464	652	2,116	35	0
Pay(6)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035		125,496,590	(456)	(609)	(1,065)	18	(51)
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	18,100	(387)	506	119	0	(5)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029		106,200	880	2,295	3,175	0	(70)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	788,000	(18)	1,797	1,779	84	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	77,200	(3,953)	2,182	(1,771)	41	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		280,500	(4,299)	8,758	4,459	0	(261)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		305,200	1,078	6,325	7,403	0	(486)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	264,500	(1,021)	216	(805)	0	(31)
Pay	6-Month EUR-EURIBOR	0.500	Annual	12/19/2025	EUR	300	(17)	15	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027		507,230	5,986	4,761	10,747	0	(69)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		19,400	(1,428)	830	(598)	0	(6)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		32,900	(2,475)	1,436	(1,039)	0	(10)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		25,300	(1,938)	1,146	(792)	0	(10)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		39,600	(2,553)	1,635	(918)	0	(15)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		18,800	(1,218)	777	(441)	0	(8)
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		324,100	(871)	938	67	0	(110)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		1,200	42	45	87	0	(1)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		34,492	0	(387)	(387)	0	(50)
Pay	6-Month EUR-EURIBOR	1.929	Annual	10/11/2029		158,740	0	(673)	(673)	0	(230)
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		257,800	(40)	(371)	(411)	0	(374)
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		218,600	253	622	875	0	(286)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,101,780	(27,896)	24,217	(3,679)	0	(2,303)
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		230,010	(3,911)	340	(3,571)	238	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		1,682,710	(66,017)	1,618	(64,399)	0	(3,407)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		142,090	(8,657)	2,425	(6,232)	0	(348)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		27,930	(1,969)	(227)	(2,196)	0	(83)
Receive(6)	6-Month EUR-EURIBOR	2.235	Annual	03/12/2055		15,100	0	729	729	17	0
Receive(6)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		74,200	16	3,316	3,332	85	0
Receive(6)	6-Month EUR-EURIBOR	2.275	Annual	03/12/2055		187,300	0	8,321	8,321	215	0
Receive(6)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		51,900	0	2,271	2,271	60	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		16,810	1,573	485	2,058	64	0
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	1,291,800	(2,644)	9,088	6,444	0	(64)
Pay	CAONREPO	3.898	Annual	06/19/2026		395,400	(29)	3,964	3,935	0	(32)
Pay	CAONREPO	3.925	Annual	06/19/2026		310,100	(27)	3,174	3,147	0	(25)
Pay	CAONREPO	2.500	Semi-Annual	06/19/2029		107,400	(3,763)	3,613	(150)	34	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		172,000	(261)	1,730	1,469	122	0
Pay	CAONREPO	1.713	Semi-Annual	10/02/2029		65,800	(4,350)	2,572	(1,778)	45	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		193,700	(12,264)	8,180	(4,084)	146	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		116,000	1,801	(4,492)	(2,691)	0	(197)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		12,400	103	(116)	(13)	0	(21)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		19,300	70	(244)	(174)	0	(34)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		162,200	(111)	(2,887)	(2,998)	0	(284)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		199,200	711	(5,654)	(4,943)	0	(351)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		82,200	(82)	(2,391)	(2,473)	0	(146)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		63,200	0	(119)	(119)	0	(115)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		94,100	1,146	(4,592)	(3,446)	0	(176)
Receive	CAONREPO	3.700	Semi-Annual	09/01/2033		46,400	(3)	(2,216)	(2,219)	0	(88)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		64,570	(1,403)	(1,756)	(3,159)	0	(130)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		7,600	0	70	70	0	(16)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		70,300	13	(428)	(415)	0	(149)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034		28,000	(674)	134	(540)	0	(67)
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048		36,900	(3,458)	1,208	(2,250)	186	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Pay	CAONREPO	3.250	Semi-Annual	06/21/2053	35,300	115	93	208	209	0

$(27,100)	$(43,884)	$(70,984)	$2,579	$(37,778)

Total Swap Agreements	$10,333	$(36,347)	$(26,014)	$4,020	$(38,886)

(l)

Securities with an aggregate market value of $464,803 and cash of $45,376 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin liability of $(270) for closed swap agreements is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CAD	225	$165	$0	$0
07/2025	CNH	557,495	77,379	0	(587)
07/2025	EUR	927,398	1,053,730	0	(38,699)
07/2025	$52	CHF	41	0	0
07/2025	2,560,829	EUR	2,187,098	15,464	0
07/2025	10,317	NZD	17,144	133	0
08/2025	CHF	41	$52	0	0
08/2025	CNH	864,165	120,255	0	(923)
08/2025	EUR	2,187,098	2,566,441	0	(15,473)
08/2025	NZD	17,144	10,329	0	(133)
08/2025	$165	CAD	225	0	0
08/2025	11,610	CNH	84,200	197	0
BOA	07/2025	AUD	14,401	$9,379	0	(99)
07/2025	CNY	414	58	0	0
07/2025	KRW	13,704,820	10,053	0	(84)
07/2025	MYR	252	60	0	0
07/2025	$8,735	IDR	142,502,572	52	0
07/2025	6	ILS	20	0	0
07/2025	9,750	SGD	12,484	69	0
08/2025	CNH	264,791	$37,004	0	(127)
08/2025	HUF	2,289,040	EUR	5,664	0	(31)
08/2025	SGD	12,455	$9,750	0	(71)
08/2025	TWD	3,564	109	0	(15)
08/2025	$6,702	HUF	2,289,767	29	0
08/2025	20,595	MXN	390,629	121	0
BPS	07/2025	BRL	226,406	$41,481	0	(190)
07/2025	CNY	137	19	0	0
07/2025	EUR	7,403	GBP	6,310	0	(59)
07/2025	12,682	RON	64,066	0	(95)
07/2025	KRW	574,313	$423	0	(1)
07/2025	NOK	24,010	2,373	0	(9)
07/2025	SEK	33,195	3,457	0	(51)
07/2025	THB	5,002	151	0	(3)
07/2025	TWD	676,400	20,816	0	(2,473)
07/2025	$2,154	AUD	3,318	30	0
07/2025	40,528	BRL	226,406	1,144	0
07/2025	1,389	CAD	1,912	15	0
07/2025	7,900	CNY	56,547	16	0
07/2025	19,354	IDR	315,769,498	116	0
07/2025	1,517	THB	49,688	13	0
07/2025	6,655	TRY	268,575	41	0
07/2025	5,592	TWD	166,405	134	0
08/2025	CNH	271,462	$38,006	0	(60)
08/2025	GBP	6,323	EUR	7,403	59	0
08/2025	JPY	10,749	$75	0	0
08/2025	TWD	845,892	26,828	0	(2,579)
08/2025	$1,866	CNH	13,334	4	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

	08/2025		3,127	CNY	22,363	6	0
	08/2025		91	CZK	2,015	6	0
	08/2025		9,918	INR	862,096	118	0
	08/2025		13,962	MXN	265,938	142	0
	08/2025		12,285	TWD	391,953	1,341	0
	10/2025	BRL	389,800		$64,158	0	(5,952)
	04/2026	DKK	850,975		121,576	0	(15,331)
	05/2026		$6,539	KWD	1,993	1	(18)
	06/2026		4,135		1,263	2	(3)
	06/2027		2,865		869	0	(23)
	05/2029	KWD	10,107		$34,746	1,519	0
	07/2029		1,468		5,051	220	0
	05/2030		7,030		24,210	967	0
BRC	07/2025	AUD	721,701		465,176	0	(9,812)
	07/2025	EUR	13,659	RON	69,169	0	(63)
	07/2025		1,240,489		$1,409,305	0	(51,929)
	07/2025	GBP	6,209	EUR	7,403	198	0
	07/2025	ILS	86,407		$24,818	0	(836)
	07/2025	KRW	2,198,466		1,607	0	(19)
	07/2025	NOK	17,220		1,694	0	(15)
	07/2025	PEN	10,554		2,859	0	(118)
	07/2025	TRY	6,862		168	0	(2)
	07/2025		$1,165	AUD	1,795	17	0
	07/2025		3,898	CAD	5,378	52	0
	07/2025		129,611	DKK	835,615	2,320	0
	07/2025		75,169	EUR	66,399	3,046	0
	07/2025		460,937	GBP	338,913	4,272	0
	07/2025		12,307	ILS	41,550	29	0
	07/2025		1,069	KRW	1,469,545	18	0
	07/2025		51	NOK	522	1	0
	07/2025		607	PLN	2,273	24	0
	07/2025		99,288	TRY	4,074,597	1,271	0
	07/2025	ZAR	1,060,064		$58,612	0	(1,171)
	08/2025	GBP	320,710		436,420	0	(3,866)
	08/2025	THB	160		5	0	0
	08/2025		$894	CZK	19,886	55	0
	08/2025		54,523	TRY	2,263,880	650	0
	09/2025	MYR	993,146		$235,728	0	(595)
	12/2025		$3,833	TRY	179,315	73	0
	01/2026	DKK	508,200		$72,771	0	(8,536)
BSH	07/2025	BRL	679,722		123,339	0	(1,768)
	07/2025	DKK	75,642		11,520	0	(423)
	07/2025	PEN	21,654		5,772	0	(337)
	07/2025		$124,557	BRL	679,722	550	0
	08/2025		123,339		684,915	1,750	0
	09/2025		5,286	PEN	19,354	166	0
CBK	07/2025	BRL	27,662		$5,069	0	(22)
	07/2025	CAD	1,105,043		799,392	0	(12,096)
	07/2025	CNY	72,225		10,080	0	0
	07/2025	EUR	26,860		30,706	0	(933)
	07/2025	KRW	491,182,566		358,361	0	(4,951)
	07/2025	SEK	23,210		2,445	0	(8)
	07/2025	THB	261,750		7,871	0	(189)
	07/2025	TWD	1,177,505		36,193	0	(4,348)
	07/2025		$5,649	AUD	8,693	73	0
	07/2025		4,972	BRL	27,662	119	0
	07/2025		98,530	CNY	705,574	241	(2)
	07/2025		2,618	EUR	2,268	54	0
	07/2025		4,089	GBP	3,005	35	0
	07/2025		7,973	IDR	129,842,132	33	0
	07/2025		44,302	JPY	6,308,000	0	(498)
	07/2025		23,336	PEN	83,319	184	0
	07/2025		5,955	SEK	56,440	11	0
	07/2025		9,083	TWD	269,200	185	0
	08/2025	CNH	177,491		$24,692	0	(197)
	08/2025	PEN	32,204		8,547	0	(535)
	08/2025	SEK	56,318		5,955	0	(11)
	08/2025	THB	6,958		215	0	0
	08/2025	TWD	1,306,958		40,108	0	(5,327)
	08/2025		$22,385	CNH	161,739	295	0
	08/2025		46,213	CNY	330,485	115	0
	08/2025		1,190	EGP	65,510	104	0
	08/2025		74,267	INR	6,401,200	285	(30)
	09/2025	PEN	80,211		$21,781	0	(815)
	09/2025		$5,580	KZT	2,876,490	0	(159)
	10/2025	PEN	177,861		$48,848	0	(1,187)
	12/2025		29,355		8,055	0	(190)
	01/2026	JPY	2,190,000		16,134	618	0
DUB	07/2025	ILS	41,961		12,107	0	(351)
	07/2025	KRW	1,731,797		1,270	0	(11)
	07/2025	PEN	104,445		28,349	0	(1,134)
	07/2025	SGD	1,293		1,004	0	(13)
	07/2025		$8,350	CNY	59,616	4	(9)
	07/2025		1,223	IDR	19,918,075	4	0
	07/2025		810	KZT	428,287	9	0
	07/2025		5,029	TWD	149,484	117	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

	07/2025	ZAR	113		$6	0	0
	08/2025	CNH	442		62	0	0
	08/2025	EUR	23,425	RON	118,908	0	(158)
	08/2025	THB	2,476,025		$76,229	0	(213)
	08/2025		$169,598	CNH	1,217,215	1,087	0
	08/2025		4,037	CNY	28,805	1	0
	08/2025		1,410	EGP	77,691	125	0
	08/2025		34,424	INR	2,970,464	158	0
	08/2025		8,603	TWD	280,294	1,141	0
	09/2025	KZT	835,835		$1,540	0	(36)
	09/2025		$9,030	KZT	4,686,358	0	(198)
	12/2025		7,642		4,062,117	0	(202)
FAR	07/2025	BRL	416,041		$75,125	0	(1,450)
	07/2025	CHF	30,344		36,849	0	(1,394)
	07/2025	CNH	283,593		39,462	0	(199)
	07/2025	DKK	404,205		63,516	0	(302)
	07/2025	JPY	91,091,785		634,972	2,412	0
	07/2025	NZD	11,300		6,754	0	(134)
	07/2025	SGD	3,267		2,540	0	(30)
	07/2025		$72,768	BRL	416,041	3,807	0
	07/2025		40,053	CHF	32,065	359	0
	07/2025		349,639	JPY	50,893,472	3,775	0
	07/2025		22,477	PLN	82,896	513	0
	07/2025		7,838	SGD	9,996	23	0
	08/2025	CHF	31,933		$40,053	0	(360)
	08/2025	CNH	286,520		40,040	0	(138)
	08/2025	JPY	50,706,311		349,639	0	(3,778)
	08/2025	SGD	11,507		9,046	0	(28)
	08/2025		$64,719	BRL	361,997	1,394	0
	08/2025		63,516	DKK	403,215	302	0
	08/2025		16,450	INR	1,422,672	112	0
	09/2025		19,707	MXN	383,722	577	0
	09/2025		0	PEN	1	0	0
GLM	07/2025	EUR	14,761	RON	74,496	0	(128)
	07/2025	PEN	34,479		$9,261	0	(466)
	07/2025	TWD	121,718		3,742	0	(449)
	07/2025		$6,970	CNY	49,959	24	0
	07/2025		1,886	IDR	30,739,963	9	0
	07/2025		3,045	SGD	3,881	8	0
	07/2025		1,567	THB	52,151	39	0
	07/2025		277	TWD	9,016	33	0
	07/2025	ZAR	3,525		$195	0	(4)
	08/2025	EUR	2,763	RON	14,035	0	(16)
	08/2025	SGD	3,872		$3,045	0	(8)
	08/2025		$12	CNY	88	0	0
	08/2025		2,570	EGP	141,735	231	0
	08/2025		7,364	HUF	2,535,198	89	0
	08/2025		543	THB	17,896	10	0
	08/2025		641	TWD	21,049	91	0
	09/2025	MYR	4,961		$1,179	0	(2)
	09/2025		$3,741	KZT	1,951,983	0	(59)
	10/2025	BRL	1,009,400		$164,972	0	(16,581)
	12/2025	TRY	137,296		2,945	0	(52)
	01/2026	JPY	6,410,000		47,619	2,204	0
IND	07/2025		$14	TWD	404	0	0
JPM	07/2025	BRL	80,741		$14,796	0	(65)
	07/2025	CHF	1,719		2,097	0	(69)
	07/2025	CNH	615,922		85,423	0	(703)
	07/2025	CNY	85,198		11,904	8	(1)
	07/2025	DKK	58,616		8,877	0	(377)
	07/2025	JPY	2,987,863		20,806	58	0
	07/2025	KRW	36,798,243		26,866	0	(353)
	07/2025	SGD	86,580		67,403	0	(690)
	07/2025	TRY	665		16	0	0
	07/2025	TWD	684,652		21,054	0	(2,519)
	07/2025		$478,957	AUD	730,779	2,005	0
	07/2025		14,277	BRL	80,741	584	0
	07/2025		14,288	CNY	102,294	5	0
	07/2025		46,953	PLN	173,934	1,287	0
	07/2025		6,384	SGD	8,175	45	0
	07/2025		1,574	TRY	63,825	10	0
	07/2025	ZAR	401,193		$22,449	0	(177)
	08/2025	AUD	730,779		479,257	0	(2,008)
	08/2025	CNH	799,444		111,181	0	(922)
	08/2025	SGD	8,156		6,384	0	(46)
	08/2025	TWD	682,496		20,943	0	(2,783)
	08/2025		$3,524	CNY	25,128	1	0
	08/2025		11,089	INR	961,508	104	0
	10/2025	HUF	2,313,160	EUR	5,738	14	0
MBC	07/2025	AUD	8,483		$5,470	0	(113)
	07/2025	CHF	43		53	0	(2)
	07/2025	CNH	257,583		35,743	0	(280)
	07/2025	CNY	41,657		5,812	0	(1)
	07/2025	EUR	65,483		74,864	0	(2,272)
	07/2025	GBP	90,030		122,145	0	(1,435)
	07/2025	HKD	39,694		5,075	11	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

	07/2025	JPY	5,652,022		39,267	66	(48)
	07/2025	NZD	3,062		1,826	0	(40)
	07/2025	SGD	207,992		162,129	0	(1,451)
	07/2025	THB	131,394		3,970	0	(76)
	07/2025	TWD	329,344		10,105	0	(1,234)
	07/2025		$798,921	CAD	1,098,151	7,517	(11)
	07/2025		22,396	CNY	160,366	35	(6)
	07/2025		2,004	EUR	1,746	53	0
	07/2025		15,767	GBP	11,659	237	0
	07/2025		2,279	IDR	37,042,460	5	0
	07/2025		10,489	JPY	1,519,500	73	(10)
	07/2025		4,664	PLN	17,463	180	0
	07/2025		169,870	SGD	219,669	2,894	0
	07/2025		407	TWD	12,103	10	0
	08/2025	CAD	1,093,105		$796,547	0	(7,540)
	08/2025	CNH	684,357		94,665	0	(1,299)
	08/2025	JPY	57,172		398	0	(1)
	08/2025	SGD	217,353		168,460	0	(2,911)
	08/2025	THB	4,212,243		130,387	343	0
	08/2025	TWD	515,394		15,911	0	(2,007)
	08/2025		$61,262	CNH	439,415	355	0
	08/2025		5,812	CNY	41,520	10	0
	08/2025		1,410	EGP	77,649	124	0
MYI	07/2025	CNY	11,258		$1,573	0	(1)
	07/2025	JPY	3,633,836		25,227	39	(45)
	07/2025		$117,422	JPY	17,114,367	1,424	0
	07/2025		3,421	MYR	14,482	17	0
	07/2025		3,213	NOK	32,407	2	0
	07/2025		6,149	PEN	21,908	36	0
	07/2025		117	PLN	433	3	0
	08/2025	CNH	292,039		$40,792	0	(159)
	08/2025	JPY	17,051,453		117,422	0	(1,425)
	08/2025	NOK	32,401		3,213	0	(2)
	08/2025		$5,045	CNY	36,062	11	0
	09/2025	CAD	44,610		$31,369	0	(1,502)
	09/2025	PEN	21,908		6,135	0	(36)
	09/2025		$1,109	KZT	574,708	0	(26)
	10/2025	BRL	266,800		$43,570	0	(4,417)
	12/2025	CZK	180,845	EUR	7,167	0	(127)
	01/2026	DKK	605,580		$86,895	0	(9,992)
	04/2026		715,460		102,253	0	(12,852)
NGF	07/2025		$22,572	IDR	367,918,808	115	0
	08/2025		1,974	TRY	82,402	23	0
RYL	08/2025		17,593	CNH	127,038	222	0
SCX	07/2025	ILS	638		$184	0	(5)
	07/2025	NZD	2,782		1,680	0	(16)
	07/2025	TWD	39,666		1,362	0	(4)
	07/2025		$3,207	CNY	23,006	12	0
	07/2025		1,630	EGP	88,199	135	0
	07/2025		3,110	GBP	2,286	28	0
	07/2025		8,774	IDR	142,961,719	42	0
	07/2025		3,100	JPY	446,356	4	(4)
	07/2025		33,641	SGD	43,390	484	0
	07/2025		14,963	TWD	444,596	344	0
	08/2025	CNH	745,137		$104,268	0	(220)
	08/2025	JPY	189,953		1,320	0	(4)
	08/2025	SGD	43,291		33,641	0	(492)
	08/2025	TWD	184,420		5,652	0	(759)
	08/2025		$8,614	CNH	61,692	37	0
	08/2025		46,715	DKK	296,485	210	0
	08/2025		11,609	INR	996,673	0	(6)
SOG	07/2025		2,260	EGP	115,726	53	0
	07/2025		195,683	JPY	28,246,805	469	0
	07/2025		336	NOK	3,374	0	(1)
	07/2025		99	RON	433	2	0
	08/2025	JPY	28,143,152		$195,683	0	(472)
	08/2025	NOK	3,373		336	1	0
	08/2025		$1,250	EGP	65,063	36	0
	08/2025		34	HUF	12,434	2	0
	08/2025		67	INR	5,743	0	0
	09/2025	MXN	42,868		$2,234	0	(33)
	12/2025		$1,700	EGP	92,735	48	0
SSB	07/2025	CAD	173		$127	0	0
	07/2025	GBP	265,833		360,033	0	(4,862)
	07/2025	PEN	20,013		5,431	0	(215)
	07/2025		$49,594	BRL	290,048	3,792	0
	07/2025		3,153	EUR	2,719	50	0
	08/2025	TWD	230,744		$7,709	0	(313)
	08/2025		$127	CAD	173	0	0
	08/2025		7,256	GBP	5,291	8	0
	10/2025	PEN	63,703		$17,375	0	(561)
	11/2025		9,431		2,556	0	(96)
	01/2026	JPY	13,690,000		91,427	0	(5,566)
UAG	07/2025	ILS	6,350		1,770	0	(116)
	07/2025	JPY	1,231,139		8,506	0	(44)
	07/2025	KRW	1,508,146		1,113	0	(3)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

07/2025	THB	20,864	628	0	(15)
07/2025	$2,517	CLP	2,362,821	20	0
07/2025	1,113	KRW	1,508,876	3	0
07/2025	485	NOK	4,928	4	0
07/2025	75	RON	329	1	0
09/2025	MXN	458	$24	0	(1)
09/2025	$31,369	CAD	44,590	1,487	0
12/2025	EUR	7,167	CZK	180,838	127	0
12/2025	TRY	87,797	$1,870	0	(38)

Total Forward Foreign Currency Contracts	$82,786	$(297,860)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.650	03/11/2026	15,897	$109	$113
Put - OTC EUR versus HUF	HUF	399.000	08/25/2025	20,228	91	122
Put - OTC EUR versus USD	$1.115	11/26/2025	5,400	21	18
BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	32,444	202	169
GLM	Put - OTC EUR versus USD	$1.100	12/17/2025	5,157	590	380
JPM	Put - OTC EUR versus CZK	CZK	24.600	12/22/2025	44,503	199	225
Put - OTC EUR versus HUF	HUF	395.000	09/29/2025	23,908	121	100
MBC	Put - OTC EUR versus USD	$1.098	12/23/2025	4,002	465	280
MYI	Put - OTC EUR versus CZK	CZK	24.750	12/09/2025	17,000	101	125
Put - OTC EUR versus CZK	24.550	12/16/2025	40,056	179	170
Put - OTC EUR versus CZK	24.700	12/16/2025	28,386	178	187
Put - OTC EUR versus USD	$1.110	11/24/2025	101,468	476	288

$2,732	$2,177

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570%	08/13/2025	17,200	$24	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	783,000	877	0
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	919,900	1,177	1
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	60,000	67	0
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	400	1	0

$2,146	$1

Total Purchased Options	$4,878	$2,178

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	25,600	$(831)	$(694)
UAG	Call - OTC USD versus TRY	54.000	12/16/2025	16,084	(529)	(440)

$(1,360)	$(1,134)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555%	07/24/2025	54,700	$(174)	$(197)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	54,700	(174)	(101)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	50,400	(484)	(14)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	3,600	(13)	(17)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	3,600	(12)	(4)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	48,500	(534)	(15)
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	15,400	(169)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	22,100	(77)	(91)

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	22,100	(77)	(31)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	54,900	(169)	(227)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	54,900	(169)	(129)

$(2,052)	$(831)

Total Written Options	$(3,412)	$(1,965)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Korea International Bond	(1.000)%	Quarterly	06/20/2030	0.262%	$24,340	$(777)	$(51)	$0	$(828)
MYC	Korea International Bond	(1.000)	Quarterly	06/20/2030	0.262	24,600	(786)	(51)	0	(837)

$(1,563)	$(102)	$0	$(1,665)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	-◆	$51,158	$0	$276	$276	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$520,600	JPY	77,080,000	$1,070	$62	$1,132	$0
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.462% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	148,196	22,600,000	(175)	305	130	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.459% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	4,914	750,000	(10)	9	0	(1)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	628,742	99,528,300	(8,057)	290	0	(7,767)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.417% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	97,012	14,416,000	33	18	51	0

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

MYC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.430% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	9,819		1,490,000	(19)	5	0	(14)

								$(7,158)	$689	$1,313	$(7,782)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	5,714,400	$(2,045)	$3,067	$1,022	$0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	70,330	(51)	285	234	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		82,530	(228)	(333)	0	(561)
CBK	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	2,775,200	0	496	496	0
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	500,090	237	1,429	1,666	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		277,980	1,761	(3,693)	0	(1,932)
JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035		55,280	42	(413)	0	(371)
SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	647,000	299	(183)	116	0

								$15	$655	$3,534	$(2,864)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.199	Maturity	12/22/2025	$229,500	$0	$(4,346)	$0	$(4,346)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.199	Maturity	09/22/2025	149,400	1,540	(5,265)	0	(3,725)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.199	Maturity	09/22/2025	65,400	706	(2,320)	0	(1,614)

								$2,246	$(11,931)	$0	$(9,685)

Total Swap Agreements								$(6,460)	$(10,413)	$5,123	$(21,996)

(n)

Securities with an aggregate market value of $208,749 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆		Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$4,044	$0	$4,044
Australia
Corporate Bonds & Notes	0	36,712	0	36,712
Sovereign Issues	0	371,562	0	371,562
Belgium
Corporate Bonds & Notes	0	8,263	0	8,263
Bermuda
Asset-Backed Securities	0	14,105	0	14,105
Brazil
Sovereign Issues	0	298,173	0	298,173
Canada
Corporate Bonds & Notes	0	97,442	0	97,442
Non-Agency Mortgage-Backed Securities	0	17,923	0	17,923
Sovereign Issues	0	690,023	0	690,023
Cayman Islands
Asset-Backed Securities	0	298,910	0	298,910
Corporate Bonds & Notes	0	45,361	0	45,361
Sovereign Issues	0	9,957	0	9,957
Chile
Sovereign Issues	0	14,525	0	14,525
China
Sovereign Issues	0	157,280	0	157,280
Denmark
Corporate Bonds & Notes	0	310,598	0	310,598
France
Corporate Bonds & Notes	0	119,181	0	119,181
Sovereign Issues	0	794,024	0	794,024
Germany
Corporate Bonds & Notes	0	58,227	0	58,227
Hungary
Sovereign Issues	0	32,392	0	32,392
Ireland
Asset-Backed Securities	0	350,237	36,517	386,754
Corporate Bonds & Notes	0	4,098	0	4,098
Loan Participations and Assignments	0	0	41,052	41,052
Israel
Sovereign Issues	0	156,319	0	156,319
Italy
Corporate Bonds & Notes	0	49,507	0	49,507
Sovereign Issues	0	27,418	0	27,418
Japan
Corporate Bonds & Notes	20,700	41,841	0	62,541
Sovereign Issues	0	1,204,190	0	1,204,190
Jersey, Channel Islands
Asset-Backed Securities	0	45,594	0	45,594
Luxembourg
Corporate Bonds & Notes	0	1,494	0	1,494
Malaysia
Corporate Bonds & Notes	0	9,355	0	9,355
Sovereign Issues	0	238,985	0	238,985
Mexico
Sovereign Issues	0	4,746	0	4,746
Netherlands
Corporate Bonds & Notes	0	103,968	0	103,968
New Zealand
Sovereign Issues	0	159	0	159
Nigeria
Loan Participations and Assignments	0	14,158	0	14,158
Norway
Sovereign Issues	0	13,275	0	13,275
Peru
Sovereign Issues	0	136,850	0	136,850
Poland
Sovereign Issues	0	85,818	0	85,818
Qatar
Corporate Bonds & Notes	0	13,240	0	13,240
Romania
Sovereign Issues	0	196,905	0	196,905
Saudi Arabia
Corporate Bonds & Notes	0	11,987	0	11,987
Sovereign Issues	0	239,653	0	239,653
Serbia
Loan Participations and Assignments	0	0	53,962	53,962
Singapore
Sovereign Issues	0	138,882	0	138,882
Slovakia
Corporate Bonds & Notes	0	13,796	0	13,796
South Africa
Sovereign Issues	0	137,598	0	137,598
South Korea
Sovereign Issues	0	279,170	0	279,170
Spain
Corporate Bonds & Notes	0	10,084	0	10,084
Sovereign Issues	0	992,189	0	992,189

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Supranational
Corporate Bonds & Notes	0	9,706	0	9,706
Switzerland
Corporate Bonds & Notes	0	128,167	0	128,167
Thailand
Sovereign Issues	0	187,306	0	187,306
United Arab Emirates
Corporate Bonds & Notes	0	65,931	0	65,931
United Kingdom
Corporate Bonds & Notes	0	316,979	0	316,979
Loan Participations and Assignments	0	0	3,673	3,673
Non-Agency Mortgage-Backed Securities	0	166,949	0	166,949
Sovereign Issues	0	316,871	0	316,871
United States
Asset-Backed Securities	0	396,538	71,472	468,010
Corporate Bonds & Notes	0	896,656	0	896,656
Loan Participations and Assignments	0	12,658	12,809	25,467
Municipal Bonds & Notes	0	22,597	0	22,597
Non-Agency Mortgage-Backed Securities	0	581,446	36,470	617,916
Preferred Securities	0	9,994	0	9,994
U.S. Government Agencies	0	6,915,200	0	6,915,200
U.S. Treasury Obligations	0	1,147,564	0	1,147,564
Short-Term Instruments
Commercial Paper	950	109,547	0	110,497
Mutual Funds	0	422	0	422
Nigeria Treasury Bills	0	40,090	0	40,090
U.S. Treasury Bills	0	99,854	0	99,854

$21,650	$19,324,693	$255,955	$19,602,298
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$984,165	$0	$0	$984,165

Total Investments	$1,005,815	$19,324,693	$255,955	$20,586,463

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,683,406)	$0	$(1,683,406)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	15,349	9,471	0	24,820
Over the counter	0	89,811	276	90,087

$15,349	$99,282	$276	$114,907
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(6,869)	(40,935)	0	(47,804)
Over the counter	0	(321,821)	0	(321,821)

$(6,869)	$(362,756)	$0	$(369,625)

Total Financial Derivative Instruments	$8,480	$(263,474)	$276	$(254,718)

Totals	$1,014,295	$17,377,813	$256,231	$18,648,339

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Ireland
Asset-Backed Securities	$32,226	$35,253	$(303)	$0	$12	$4,051	$0	$(34,722)	$36,517	$1,263
Loan Participations and Assignments	37,338	0	0	10	0	3,704	0	0	41,052	3,703
Serbia
Loan Participations and Assignments(3)	49,785	0	0	3	0	4,174	0	0	53,962	4,174
United Kingdom
Loan Participations and Assignments	3,372	0	0	0	0	301	0	0	3,673	301
United States
Asset-Backed Securities	68,994	53,709	(51,200)	8	(40)	1	0	0	71,472	45
Loan Participations and Assignments	12,801	0	0	0	0	8	0	0	12,809	8

Schedule of Investments PIMCO International Bond Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities	37,238	0	(1,124)	16	56	284	0	0	36,470	289

$241,754	$88,962	$(52,627)	$37	$28	$12,523	$0	$(34,722)	$255,955	$9,783
Financial Derivative Instruments - Assets
Over the counter	$431	$0	$(49)	$0	$0	$(106)	$0	$0	$276	$(106)

Totals	$242,185	$88,962	$(52,676)	$37	$28	$12,417	$0	$(34,722)	$256,231	$9,677

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Asset-Backed Securities	$36,517	Recent Transaction	Purchase Price	100.000	—
Loan Participations and Assignments	41,052	Discounted Cash Flow	Discount Rate	3.327	—
Serbia
Loan Participations and Assignments	53,962	Discounted Cash Flow	Discount Rate	3.510 - 5.595	4.718
United Kingdom
Loan Participations and Assignments	3,673	Recent Transaction	Purchase Price	100.000	—
United States
Asset-Backed Securities	68,972	Discounted Cash Flow	Discount Rate	5.363 - 12.000	6.240
2,500	Recent Transaction Price	Purchase price	100.000	—
Loan Participations and Assignments	7,609	Discounted Cash Flow	Discount Rate	6.340	—
5,200	Recent Transaction	Purchase Price	100.000	—
Non-Agency Mortgage-Backed Securities	27,744	Discounted Cash Flow	Discount Rate	5.396	—
8,726	Discounted Cash Flow	Discount Rate	$7.252	—
Financial Derivative Instruments- Assets
Over the counter	276	Indicative Market Quotation	Broker Quote	0.197	—

Total	$256,231

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)	Country type updated from Luxemburg to Serbia since prior fiscal year end.

Schedule of Investments PIMCO International Bond Fund (Unhedged)	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.3% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.750% due 07/09/2030		$519	$413
1.000% due 07/09/2029		14	11
3.500% due 07/09/2041		100	62

Total Argentina (Cost $426)			486

AUSTRALIA 2.5%
CORPORATE BONDS & NOTES 0.7%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$5,900	6,120

SOVEREIGN ISSUES 1.8%
Australia Government International Bond
1.750% due 06/21/2051	AUD	1,000	358
2.500% due 05/21/2030		1,100	693
New South Wales Treasury Corp.
1.750% due 03/20/2034		5,800	3,018
2.000% due 03/08/2033		1,000	553
Queensland Treasury Corp.
1.750% due 07/20/2034		2,000	1,023
2.000% due 08/22/2033		6,100	3,306
Treasury Corp. of Victoria
2.000% due 09/17/2035		4,700	2,362
2.250% due 09/15/2033		6,700	3,699
4.250% due 12/20/2032		1,500	977

			15,989

Total Australia (Cost $21,528)			22,109

BERMUDA 0.1%
ASSET-BACKED SECURITIES 0.1%
Trinitas CLO Ltd. 5.309% due 07/20/2035 •		$1,300	1,294

Total Bermuda (Cost $1,300)			1,294

BRAZIL 1.3%
SOVEREIGN ISSUES 1.3%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (d)	BRL	66,900	11,877

Total Brazil (Cost $11,182)			11,877

CANADA 4.2%
CORPORATE BONDS & NOTES 0.9%
Bank of Nova Scotia 0.010% due 09/14/2029	EUR	1,900	2,015
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$4,500	4,652
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	1,055

			7,722

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	621	445

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

2.867% due 02/12/2055 ~		2,400	1,658

			2,103

SOVEREIGN ISSUES 3.1%
Canada Government Bond
1.500% due 12/01/2044 (e)		1,555	1,123
2.750% due 03/01/2030		100	73
Export Development Canada 7.130% due 03/11/2029	INR	123,600	1,466
Province of British Columbia 4.150% due 06/18/2034	CAD	4,300	3,257
Province of Ontario 3.650% due 06/02/2033		13,500	9,969
Province of Quebec
3.600% due 09/01/2033		10,500	7,707
4.450% due 09/01/2034		2,000	1,546
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	3,500	2,330

			27,471

Total Canada (Cost $36,607)			37,296

CAYMAN ISLANDS 2.6%
ASSET-BACKED SECURITIES 2.2%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •		$2,178	2,183
KKR CLO Ltd.
5.468% due 07/15/2030 •		378	378
5.586% due 04/15/2035 •		2,100	2,103
LoanCore Issuer Ltd. 5.853% due 01/17/2037 •		3,028	3,036
Starwood Commercial Mortgage Trust
5.629% due 04/18/2038 •		1,703	1,697
5.654% due 11/15/2038 •		2,704	2,702
TCI-Symphony CLO Ltd. 5.523% due 10/13/2032 •		2,189	2,191
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •		3,447	3,454
Venture CLO Ltd. 5.664% due 04/20/2032 •		1,996	1,998
Voya CLO Ltd. 5.491% due 04/17/2030 •		136	136

			19,878

CORPORATE BONDS & NOTES 0.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,144	1,088
Sands China Ltd. 5.400% due 08/08/2028		1,500	1,512

			2,600

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		800	821

Total Cayman Islands (Cost $23,300)			23,299

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$800	813

Total Chile (Cost $799)			813

CHINA 2.0%
SOVEREIGN ISSUES 2.0%
China Government International Bond
1.920% due 01/15/2055	CNY	64,700	9,033
3.530% due 10/18/2051		47,500	8,782

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Total China (Cost $16,654)			17,815

DENMARK 0.4%
CORPORATE BONDS & NOTES 0.4%
Danske Bank AS 4.613% due 10/02/2030 •		$2,400	2,391
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	36	4
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		2,263	291
Nykredit Realkredit AS
1.500% due 10/01/2052		5,272	676
Realkredit Danmark AS
1.500% due 10/01/2053		4,071	523

Total Denmark (Cost $4,179)			3,885

FRANCE 4.0%
CORPORATE BONDS & NOTES 0.4%
Banque Federative du Credit Mutuel SA 5.088% due 01/23/2027		$900	910
BPCE SA 5.716% due 01/18/2030 •		2,400	2,472

			3,382

SOVEREIGN ISSUES 3.6%
France Government International Bond
0.500% due 05/25/2072	EUR	1,600	518
0.750% due 02/25/2028		4,200	4,773
2.000% due 05/25/2048		300	255
2.750% due 10/25/2027		4,200	5,024
2.750% due 02/25/2030		13,900	16,544
3.000% due 06/25/2049		5,300	5,396

			32,510

Total France (Cost $34,313)			35,892

GERMANY 0.3%
CORPORATE BONDS & NOTES 0.3%
Deutsche Bank AG
1.750% due 11/19/2030 •	EUR	600	663
2.129% due 11/24/2026 •		$1,900	1,881

Total Germany (Cost $2,471)			2,544

HUNGARY 0.5%
SOVEREIGN ISSUES 0.5%
Hungary Government International Bond
6.000% due 09/26/2035		$2,700	2,717
6.250% due 09/22/2032		1,400	1,464

Total Hungary (Cost $4,054)			4,181

IRELAND 2.7%
ASSET-BACKED SECURITIES 2.7%
Accunia European CLO DAC 3.229% due 07/15/2030 •	EUR	312	368
Arcano Euro CLO DAC 0.000% due 07/25/2039 •(b)		2,900	3,416
Ares European CLO DAC 3.266% due 10/21/2034 •		2,256	2,657
Blackrock European CLO DAC 3.116% due 07/19/2035 •		1,300	1,525
Cairn CLO DAC 3.059% due 10/15/2031 •		1,093	1,285
CVC Cordatus Loan Fund DAC 2.929% due 10/15/2031 •		1,021	1,204
CVC Cordatus Opportunity Loan Fund-R DAC 2.983% due 08/15/2033 •		1,177	1,383
Dryden Euro CLO DAC 2.939% due 04/15/2033 •		1,283	1,510
Grosvenor Place CLO DAC 0.000% due 01/15/2039 •		1,800	2,119
Harvest CLO DAC 2.919% due 10/15/2031 •		742	874

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Jubilee CLO DAC 2.929% due 04/15/2031 •		1,264	1,482
Palmer Square European Loan Funding DAC 3.170% due 10/15/2034 •		1,400	1,645
Rockford Tower Europe CLO DAC 3.561% due 04/24/2037 •		1,800	2,121
Sculptor European CLO DAC 3.329% due 10/15/2034 •		1,900	2,233

Total Ireland (Cost $22,826)			23,822

ISRAEL 0.8%
SOVEREIGN ISSUES 0.8%
Israel Government International Bond
4.500% due 01/17/2033		$600	574
5.375% due 03/12/2029		1,300	1,328
5.375% due 02/19/2030		2,400	2,449
5.500% due 03/12/2034		1,300	1,318
5.625% due 02/19/2035		300	305
5.750% due 03/12/2054		1,300	1,206

Total Israel (Cost $7,106)			7,180

ITALY 0.6%
CORPORATE BONDS & NOTES 0.4%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	1,800	2,089
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$1,000	1,161

			3,250

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		1,400	1,414

Total Italy (Cost $4,563)			4,664

JAPAN 7.5%
CORPORATE BONDS & NOTES 0.5%
Mitsubishi UFJ Financial Group, Inc. 5.159% due 04/24/2031 •		$1,600	1,639
Nomura Holdings, Inc. 2.329% due 01/22/2027		1,000	967
Sumitomo Mitsui Financial Group, Inc. 5.246% due 07/08/2036 (b)		2,300	2,300

			4,906

SOVEREIGN ISSUES 7.0%
Development Bank of Japan, Inc. 4.000% due 08/28/2027		1,800	1,801
Japan Government International Bond
0.100% due 03/10/2028 (e)	JPY	1,488,346	10,702
0.400% due 06/20/2029		320,000	2,179
0.400% due 06/20/2040		622,100	3,421
0.500% due 09/20/2046		74,000	351
0.500% due 03/20/2049		1,186,000	5,252
0.700% due 12/20/2048		1,189,000	5,591
0.700% due 06/20/2051		200,000	874
1.000% due 03/20/2052		500,000	2,337
1.500% due 09/20/2043		184,300	1,134
1.800% due 03/20/2054		18,000	100
2.000% due 12/20/2044		470,000	3,090
2.200% due 06/20/2054		346,000	2,115
2.200% due 03/20/2064		588,000	3,283
2.300% due 12/20/2054		1,052,000	6,567
2.400% due 03/20/2045		578,000	4,041
2.400% due 03/20/2055		1,420,000	9,059

			61,897

Total Japan (Cost $82,741)			66,803

MALAYSIA 1.5%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$800	522
4.550% due 04/21/2050		400	339

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

4.800% due 04/21/2060		400	345

			1,206

SOVEREIGN ISSUES 1.4%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	3,700	847
3.519% due 04/20/2028		47,830	11,481
4.762% due 04/07/2037		1,700	447

			12,775

Total Malaysia (Cost $13,028)			13,981

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.000% due 04/27/2051		$600	467

Total Mexico (Cost $559)			467

NETHERLANDS 0.4%
CORPORATE BONDS & NOTES 0.4%
Cooperatieve Rabobank UA 5.447% due 03/05/2030 •		$2,500	2,579
ING Groep NV 5.525% due 03/25/2036 •		800	815

Total Netherlands (Cost $3,300)			3,394

NEW ZEALAND 0.5%
CORPORATE BONDS & NOTES 0.4%
Bank of New Zealand 3.708% due 12/20/2028	EUR	3,000	3,671

SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	1,000	529

Total New Zealand (Cost $4,063)			4,200

NORWAY 0.2%
SOVEREIGN ISSUES 0.2%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	2,200	1,411

Total Norway (Cost $1,602)			1,411

PERU 0.8%
CORPORATE BONDS & NOTES 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,800	840

SOVEREIGN ISSUES 0.7%
Peru Government International Bond
2.780% due 12/01/2060		$1,000	540
6.150% due 08/12/2032	PEN	4,000	1,168
6.900% due 08/12/2037		6,600	1,899
6.950% due 08/12/2031		8,961	2,750

			6,357

Total Peru (Cost $7,146)			7,197

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	1,700	2,101
4.250% due 02/14/2043		500	591
4.625% due 03/18/2029		$1,600	1,625
4.875% due 02/12/2030		500	511
5.375% due 02/12/2035		300	306
5.500% due 04/04/2053		400	373

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Total Poland (Cost $5,139)			5,507

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$600	526

Total Qatar (Cost $596)			526

ROMANIA 1.0%
SOVEREIGN ISSUES 1.0%
Romania Government International Bond
2.000% due 01/28/2032	EUR	600	574
2.000% due 04/14/2033		100	90
2.124% due 07/16/2031		200	196
2.625% due 12/02/2040		800	587
2.750% due 04/14/2041		500	368
2.875% due 04/13/2042		1,800	1,323
3.750% due 02/07/2034		1,200	1,209
5.000% due 09/27/2026		100	121
5.125% due 09/24/2031		1,800	2,096
5.250% due 03/10/2030		600	723
5.250% due 05/30/2032		700	813
5.625% due 05/30/2037		700	777
6.250% due 09/10/2034		200	238

Total Romania (Cost $10,407)			9,115

SAUDI ARABIA 1.8%
CORPORATE BONDS & NOTES 0.2%
Saudi Arabian Oil Co.
2.250% due 11/24/2030		$800	711
6.375% due 06/02/2055		800	801

			1,512

SOVEREIGN ISSUES 1.6%
Saudi Government International Bond
3.375% due 03/05/2032	EUR	1,200	1,409
3.750% due 03/05/2037		300	344
4.750% due 01/18/2028		$2,700	2,723
4.750% due 01/16/2030		6,600	6,668
4.875% due 07/18/2033		600	603
5.125% due 01/13/2028		1,700	1,729
5.375% due 01/13/2031		1,000	1,038

			14,514

Total Saudi Arabia (Cost $15,623)			16,026

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	1,100	1,197
2.050% due 09/23/2036		900	807

Total Serbia (Cost $2,315)			2,004

SINGAPORE 0.8%
SOVEREIGN ISSUES 0.8%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	355	281
2.750% due 03/01/2035		3,190	2,625
3.250% due 06/01/2054		4,377	4,098

Total Singapore (Cost $5,893)			7,004

SOUTH AFRICA 0.7%
SOVEREIGN ISSUES 0.7%
Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	38,000	2,111
8.875% due 02/28/2035		78,700	4,151

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Total South Africa (Cost $6,261)			6,262

SOUTH KOREA 1.8%
SOVEREIGN ISSUES 1.8%
Korea Government International Bond
1.375% due 06/10/2030	KRW	77,760	54
2.375% due 12/10/2028		227,450	168
2.625% due 06/10/2028		18,630,300	13,852
Korea National Oil Corp. 4.250% due 09/30/2029		$2,000	1,993

Total South Korea (Cost $16,547)			16,067

SPAIN 4.6%
CORPORATE BONDS & NOTES 0.1%
CaixaBank SA 6.684% due 09/13/2027 •		$1,200	1,229

SOVEREIGN ISSUES 4.5%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	500	606
Spain Government International Bond
0.000% due 01/31/2028 (d)		5,500	6,146
1.450% due 10/31/2071		1,370	747
2.400% due 05/31/2028		3,800	4,507
3.150% due 04/30/2035		3,920	4,611
3.200% due 10/31/2035		7,400	8,695
3.450% due 07/30/2066		2,268	2,337
3.500% due 01/31/2041		2,100	2,422
3.550% due 10/31/2033		8,000	9,810

			39,881

Total Spain (Cost $40,235)			41,110

SUPRANATIONAL 0.1%
CORPORATE BONDS & NOTES 0.1%
Inter-American Development Bank 2.500% due 04/14/2027	AUD	1,800	1,165

Total Supranational (Cost $1,317)			1,165

SWITZERLAND 1.0%
CORPORATE BONDS & NOTES 1.0%
UBS Group AG
3.091% due 05/14/2032 •		$1,100	999
3.869% due 01/12/2029 •		400	394
5.617% due 09/13/2030 •		1,500	1,558
6.373% due 07/15/2026 •		1,200	1,201
6.442% due 08/11/2028 •		2,000	2,079
6.537% due 08/12/2033 •		2,400	2,611

Total Switzerland (Cost $8,270)			8,842

THAILAND 1.0%
SOVEREIGN ISSUES 1.0%
Thailand Government International Bond
2.410% due 03/17/2035	THB	20,670	682
2.500% due 11/17/2029		185,290	5,961
3.775% due 06/25/2032		55,960	1,979

Total Thailand (Cost $7,931)			8,622

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$2,400	2,368
4.500% due 05/06/2030		200	199
5.000% due 05/06/2035		400	400
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		600	625

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Total United Arab Emirates (Cost $3,574)			3,592

UNITED KINGDOM 5.0%
CORPORATE BONDS & NOTES 2.1%
HSBC Holdings PLC
4.856% due 05/23/2033 •	EUR	1,800	2,293
5.597% due 05/17/2028 •		$500	510
5.887% due 08/14/2027 •		900	913
Nationwide Building Society 2.972% due 02/16/2028 •		700	684
NatWest Group PLC
5.076% due 01/27/2030 •		1,600	1,624
5.778% due 03/01/2035 •		2,900	3,013
NatWest Markets PLC 5.596% due 03/21/2030 ~		2,200	2,209
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		2,350	2,453
Standard Chartered PLC
6.187% due 07/06/2027 •		2,400	2,437
6.296% due 07/06/2034 •		2,400	2,557

			18,693

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.8%
Braccan Mortgage Funding PLC 0.000% due 05/17/2067 •	GBP	2,900	3,998
EuroMASTR PLC 4.558% due 06/15/2040 •		118	159
Eurosail-U.K. PLC 5.308% due 06/13/2045 •		318	437
RMAC Securities PLC 4.804% due 06/12/2044 •		$106	103
Tower Bridge Funding PLC 5.029% due 12/20/2066 •	GBP	1,982	2,724

			7,421

SOVEREIGN ISSUES 2.1%
United Kingdom Gilt
0.625% due 10/22/2050		3,500	1,767
1.250% due 07/31/2051		5,700	3,423
1.500% due 07/31/2053		2,400	1,496
1.750% due 01/22/2049		1,900	1,396
4.250% due 12/07/2040		2,500	3,181
4.375% due 07/31/2054		4,800	5,711
5.375% due 01/31/2056		1,100	1,534

			18,508

Total United Kingdom (Cost $52,691)			44,622

UNITED STATES 64.6%
ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp. Home Equity Loan Trust 4.734% due 07/25/2036 •		$2,156	721
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.304% due 07/25/2034 •		37	36
Amortizing Residential Collateral Trust 5.134% due 10/25/2031 •		1	1
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.723% due 02/25/2034 •		106	111
Bear Stearns Asset-Backed Securities Trust 5.234% due 09/25/2046 •		296	284
Citigroup Mortgage Loan Trust
4.494% due 07/25/2045 •		508	353
4.504% due 05/25/2037 •		61	40
Countrywide Asset-Backed Certificates 5.114% due 12/25/2036 •		35	29
Credit Suisse First Boston Mortgage Securities Corp.
5.784% due 05/25/2044 •		280	294
Credit-Based Asset Servicing & Securitization LLC 4.554% due 07/25/2037 •		91	60
FORT CRE Issuer LLC 6.152% due 02/23/2039 •		41	40
GSAMP Trust
4.694% due 12/25/2046 •		983	522
4.914% due 09/25/2036 •		1,589	549
Home Equity Asset Trust 5.034% due 11/25/2032 •		1	1
Merrill Lynch Mortgage Investors Trust
4.594% due 09/25/2037 •		102	20
4.674% due 02/25/2037 •		33	9

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust 4.534% due 07/25/2036 •		47	17
Morgan Stanley Home Equity Loan Trust 4.784% due 04/25/2037 •		933	484
Morgan Stanley Mortgage Loan Trust
5.154% due 04/25/2037 •		308	80
6.419% due 09/25/2046 þ		1,279	277
Option One Mortgage Loan Trust
4.654% due 04/25/2037 •		1,001	709
5.304% due 05/25/2035 •		1,743	1,485
People's Choice Home Loan Securities Trust 5.784% due 01/25/2035 •		147	144
Popular ABS Mortgage Pass-Through Trust 4.744% due 06/25/2047 •		1,278	1,192
Securitized Asset-Backed Receivables LLC Trust
4.534% due 12/25/2036 •		23	11
4.554% due 12/25/2036 •		26	6
4.694% due 05/25/2037 •		234	179
SMB Private Education Loan Trust
1.290% due 07/15/2053		662	624
5.526% due 07/15/2053 •		204	204
5.754% due 02/16/2055 •		1,545	1,558
Soundview Home Loan Trust 4.554% due 11/25/2036 •		26	7
Structured Asset Securities Corp. Mortgage Loan Trust 5.939% due 04/25/2035 •		7	7
Terwin Mortgage Trust 5.374% due 11/25/2033 •		37	34
Washington Mutual Asset-Backed Certificates Trust 4.129% due 10/25/2036 •		35	12

			10,100

CORPORATE BONDS & NOTES 6.9%
American Express Co. 3.433% due 05/20/2032 •	EUR	1,700	2,021
Bank of America Corp. 5.511% due 01/24/2036 •		$3,400	3,497
Boeing Co. 6.259% due 05/01/2027		700	720
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		900	922
Brown & Brown, Inc. 6.250% due 06/23/2055		700	722
Charter Communications Operating LLC
3.500% due 03/01/2042		3,200	2,283
3.700% due 04/01/2051		1,200	800
3.850% due 04/01/2061		400	257
Citigroup, Inc. 5.449% due 06/11/2035 •		2,700	2,759
Credit Suisse AG AT1 Claim		700	84
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		400	356
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		300	281
3.375% due 11/13/2025		400	397
4.125% due 08/17/2027		1,300	1,271
4.542% due 08/01/2026		600	596
GA Global Funding Trust 2.250% due 01/06/2027		900	869
Glencore Funding LLC
5.186% due 04/01/2030		800	816
5.371% due 04/04/2029		1,900	1,949
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,600	1,581
5.207% due 01/28/2031 •		1,600	1,638
5.218% due 04/23/2031 •		700	718
5.851% due 04/25/2035 •		1,400	1,469
6.484% due 10/24/2029 •		2,100	2,228
JPMorgan Chase & Co.
5.336% due 01/23/2035 •		2,800	2,867
6.087% due 10/23/2029 •		2,600	2,733
Ladder Capital Finance Holdings LLLP 5.500% due 08/01/2030 (b)		1,700	1,712
Morgan Stanley
3.955% due 03/21/2035 •	EUR	3,100	3,737
4.654% due 10/18/2030 •		$700	702
5.466% due 01/18/2035 •		1,200	1,228
6.407% due 11/01/2029 •		2,100	2,225
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		2,700	2,577
Organon & Co. 2.875% due 04/30/2028	EUR	500	575
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	95
4.000% due 12/01/2046		200	143

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

4.200% due 03/01/2029		1,200	1,172
4.250% due 03/15/2046		100	75
4.550% due 07/01/2030		400	391
PacifiCorp 5.300% due 02/15/2031		1,000	1,031
Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,400	1,624
3.750% due 01/15/2031		600	730
5.125% due 02/13/2031		$800	824
PNC Financial Services Group, Inc. 5.575% due 01/29/2036 •		2,000	2,062
Realty Income Corp. 3.375% due 06/20/2031	EUR	1,700	1,998
Wells Fargo & Co.
5.198% due 01/23/2030 •		$1,900	1,947
5.211% due 12/03/2035 •		1,400	1,406
6.303% due 10/23/2029 •		1,400	1,480

			61,568

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Avolon TLB Borrower 1 U.S. LLC 6.071% (TSFR1M + 1.750%) due 06/24/2030 ~		1,540	1,543

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.158% due 06/01/2026		1,300	1,272
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		441	451

			1,723

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.3%
Adjustable Rate Mortgage Trust
5.460% due 09/25/2035 ~		28	25
American Home Mortgage Assets Trust 4.814% due 09/25/2046 •		411	386
Banc of America Funding Trust
4.621% due 10/20/2046 ~		392	332
5.078% due 01/20/2047 ~		41	36
5.500% due 09/25/2035		253	245
5.750% due 11/25/2035		109	106
6.000% due 08/25/2036		43	40
6.619% due 11/20/2034 ~		154	150
Banc of America Mortgage Trust
5.625% due 09/25/2035 ~		41	37
6.314% due 07/25/2035 ~		34	28
BCAP LLC Trust
5.179% due 01/26/2047 •		119	118
5.250% due 02/26/2036 ~		507	192
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~		19	17
4.257% due 11/25/2034 ~		374	333
4.521% due 02/25/2036 ~		68	63
5.785% due 02/25/2034 ~		3	3
6.159% due 10/25/2033 ~		12	12
6.642% due 05/25/2033 ~		16	16
6.896% due 05/25/2034 ~		43	42
Bear Stearns ALT-A Trust
4.192% due 08/25/2036 ~		775	355
4.333% due 11/25/2036 ~		230	105
4.607% due 11/25/2036 ~		832	428
4.810% due 08/25/2036 ~		37	23
4.907% due 11/25/2035 ~		19	15
Bear Stearns Structured Products, Inc. Trust 5.062% due 01/26/2036 ~		32	23
BellaVista Mortgage Trust 4.932% due 05/20/2045 •		9	5
BIG Commercial Mortgage Trust 5.654% due 02/15/2039 •		3,133	3,127
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 ~		884	796
Chase Mortgage Finance Trust
4.939% due 07/25/2037 ~		50	41
6.550% due 02/25/2037 ~		42	42
Citicorp Mortgage Securities Trust 6.000% due 04/25/2037		28	24
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~		5,455	4,454
3.000% due 11/27/2051 ~		3,561	3,036
5.988% due 08/25/2035 ~		26	25
Citigroup Mortgage Loan Trust, Inc. 6.080% due 09/25/2035 •		50	51
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.841% due 09/25/2035 ~		386	347

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Countrywide Alternative Loan Trust
4.712% due 09/20/2046 •	1,048	920
4.754% due 02/25/2047 •	147	144
4.774% due 05/25/2047 •	139	125
4.784% due 05/25/2037 •	328	101
4.834% due 06/25/2036 •	188	78
4.834% due 06/25/2037 •	441	407
4.852% due 03/20/2046 •	26	24
4.854% due 05/25/2035 •	374	358
4.854% due 07/25/2046 •	394	355
4.954% due 07/25/2046 •	673	482
4.994% due 12/25/2035 •	18	16
5.250% due 06/25/2035	68	51
5.799% due 08/25/2035 •	103	98
5.899% due 11/25/2035 •	143	128
6.250% due 08/25/2037	298	137
6.439% due 11/25/2035 •	102	94
6.500% due 08/25/2032	8	8
Countrywide Home Loan Mortgage Pass-Through Trust
4.860% due 09/25/2047 ~	189	171
5.014% due 04/25/2035 •	8	7
5.074% due 03/25/2035 •	365	341
5.094% due 02/25/2035 •	66	62
5.114% due 02/25/2035 •	27	25
5.114% due 03/25/2036 •	4	1
5.138% due 11/25/2034 ~	10	10
6.662% due 02/20/2036 •	68	59
Credit Suisse First Boston Mortgage Securities Corp. 6.000% due 12/25/2035	112	84
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 ~	562	461
6.500% due 07/26/2036	585	124
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.500% due 12/25/2035	184	155
Deutsche Alt-B Securities Mortgage Loan Trust
4.534% due 10/25/2036 •	22	18
6.800% due 07/25/2036	150	131
Extended Stay America Trust 5.506% due 07/15/2038 •	3,174	3,176
First Horizon Alternative Mortgage Securities Trust 4.706% due 08/25/2035 ~	192	160
GreenPoint Mortgage Funding Trust
4.794% due 01/25/2037 •	369	338
4.834% due 12/25/2046 •	482	470
4.854% due 04/25/2036 •	158	141
4.974% due 11/25/2045 •	20	18
GreenPoint Mortgage Pass-Through Certificates 7.182% due 10/25/2033 ~	8	8
GreenPoint MTA Trust 4.874% due 06/25/2045 •	53	49
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 ~	685	559
2.500% due 04/25/2052 ~	825	673
GSR Mortgage Loan Trust
4.299% due 05/25/2035 ~	57	42
4.954% due 08/25/2046 •	461	102
5.293% due 09/25/2035 ~	31	30
5.880% due 03/25/2033 •	8	8
HarborView Mortgage Loan Trust
4.812% due 09/19/2037 •	338	291
4.824% due 07/19/2035 ~	31	24
4.912% due 03/19/2036 •	49	45
4.992% due 02/19/2036 •	202	89
5.052% due 11/19/2035 •	144	94
5.132% due 01/19/2035 •	13	12
Impac CMB Trust
5.094% due 03/25/2035 •	7	7
5.214% due 10/25/2034 •	21	21
IndyMac INDA Mortgage Loan Trust 3.201% due 11/25/2035 ~	141	107
IndyMac INDX Mortgage Loan Trust
3.736% due 08/25/2035 ~	91	67
4.588% due 12/25/2034 ~	33	31
4.854% due 05/25/2046 •	487	442
4.914% due 06/25/2037 •	181	168
4.934% due 02/25/2037 •	635	423
5.014% due 11/25/2036 •	148	140
JP Morgan Alternative Loan Trust
4.914% due 10/25/2036 •	996	902
5.500% due 11/25/2036 ~	8	3
5.593% due 12/25/2035 ~	913	634
JP Morgan Mortgage Trust
3.000% due 01/25/2052 ~	5,761	4,911
3.000% due 03/25/2052 ~	5,212	4,456
3.000% due 04/25/2052 ~	4,858	4,148
3.000% due 05/25/2052 ~	7,395	6,322

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

4.154% due 07/27/2037 ~	269	251
4.734% due 10/25/2035 •	980	692
5.290% due 08/25/2035 ~	33	33
5.308% due 02/25/2036 ~	159	112
5.479% due 07/25/2035 ~	37	35
5.952% due 11/25/2033 ~	9	9
5.981% due 10/25/2035 ~	38	37
Lehman XS Trust 5.074% due 11/25/2046 •	765	581
MASTR Adjustable Rate Mortgages Trust
4.644% due 04/25/2046 •	79	73
5.114% due 05/25/2047 •	1,457	1,190
MASTR Alternative Loan Trust 4.834% due 03/25/2036 •	414	39
Merrill Lynch Mortgage Investors Trust
4.744% due 06/25/2035 ~	50	48
5.258% due 06/25/2037 ~	58	56
6.247% due 02/25/2033 ~	18	16
Merrill Lynch Mortgage-Backed Securities Trust 4.365% due 04/25/2037 ~	11	10
MF1 Ltd. 5.382% due 12/15/2034 •	3,100	3,093
MFA Trust
1.381% due 04/25/2065 ~	436	423
1.947% due 04/25/2065 ~	167	162
6.105% due 12/25/2068 þ	593	597
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	1,274	1,224
2.750% due 11/25/2059 ~	1,133	1,086
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~	5	0
4.413% due 10/25/2035 ~	90	80
6.320% due 03/25/2047	163	153
6.638% due 03/25/2047	139	131
OBX Trust
3.000% due 01/25/2052 ~	3,383	2,879
7.159% due 10/25/2063 þ	1,424	1,448
One New York Plaza Trust 5.376% due 01/15/2036 •	3,700	3,599
Residential Accredit Loans, Inc. Trust
4.108% due 08/25/2035 ~	91	32
4.584% due 02/25/2047 •	763	233
4.854% due 04/25/2046 •	58	15
5.397% due 10/25/2037 ~	340	274
6.000% due 06/25/2036	302	248
6.000% due 06/25/2037	181	146
Residential Asset Securitization Trust 6.500% due 08/25/2036	658	185
Residential Funding Mortgage Securities, Inc. Trust 5.871% due 09/25/2035 ~	129	82
Sequoia Mortgage Trust
5.132% due 07/20/2033 •	35	35
7.373% due 04/20/2035 ~	11	11
Structured Adjustable Rate Mortgage Loan Trust
4.520% due 04/25/2035 ~	339	310
4.874% due 05/25/2037 •	22	20
5.799% due 01/25/2035 •	12	10
6.174% due 04/25/2034 ~	4	4
6.210% due 10/25/2037 •	130	117
6.525% due 02/25/2034 ~	19	19
Structured Asset Mortgage Investments Trust
4.814% due 07/25/2046 •	380	264
4.854% due 04/25/2036 •	50	45
4.874% due 09/25/2047 •	43	38
4.894% due 05/25/2045 •	105	100
4.932% due 07/19/2035 •	17	17
5.012% due 07/19/2034 •	1	1
5.054% due 12/25/2035 •	8	6
5.899% due 08/25/2047 •	635	536
Structured Asset Securities Corp. Mortgage Loan Trust 4.724% due 10/25/2036 •	738	618
TBW Mortgage-Backed Trust 6.470% due 09/25/2036	189	4
Thornburg Mortgage Securities Trust 5.999% due 06/25/2047 •	357	329
Towd Point Mortgage Trust
1.636% due 04/25/2060 ~	1,266	1,152
2.710% due 01/25/2060 ~	889	854
2.900% due 10/25/2059 ~	4,018	3,861
5.434% due 05/25/2058 •	444	455
UWM Mortgage Trust 3.000% due 01/25/2052 ~	561	477
Verus Securitization Trust
6.259% due 12/25/2068 þ	553	558
6.876% due 11/25/2068 ~	1,014	1,029

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

WaMu Mortgage Pass-Through Certificates Trust
3.716% due 04/25/2037 ~	413	374
3.976% due 03/25/2036 ~	440	389
4.033% due 12/25/2046 •	239	215
4.068% due 12/25/2046 •	114	100
4.093% due 02/25/2037 ~	113	97
4.290% due 05/25/2046 •	341	319
4.351% due 12/25/2036 ~	14	13
4.449% due 02/25/2037 ~	160	143
4.994% due 11/25/2045 •	99	93
5.014% due 07/25/2045 •	179	177
5.014% due 10/25/2045 •	27	27
5.054% due 01/25/2045 •	22	22
5.064% due 03/25/2035 ~	82	83
5.074% due 01/25/2045 •	24	24
5.135% due 12/25/2035 ~	115	107
5.174% due 11/25/2034 •	194	186
5.414% due 11/25/2034 •	131	125
5.782% due 06/25/2033 ~	11	11
5.799% due 06/25/2042 •	11	10
5.799% due 08/25/2042 •	13	13
5.899% due 11/25/2046 •	75	67
5.902% due 08/25/2034 ~	82	80
6.205% due 03/25/2034 ~	66	66
Washington Mutual Mortgage Pass-Through Certificates Trust
5.339% due 07/25/2046 •	251	154
5.369% due 05/25/2046 •	636	557
6.000% due 10/25/2035	244	192
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	44	38

		83,188

U.S. GOVERNMENT AGENCIES 40.5%
Fannie Mae
3.000% due 03/01/2060	921	795
3.500% due 01/01/2059	1,954	1,749
4.217% due 03/01/2033 •	11	11
4.807% due 07/25/2037 •	68	67
4.820% due 06/25/2029 - 06/25/2036 •	21	21
4.887% due 12/01/2036 •	2	2
5.205% due 03/25/2055 •	3,072	3,071
5.465% due 03/25/2055 •	1,907	1,907
5.696% due 06/01/2043 •	13	13
5.697% due 10/01/2044 •	15	15
6.000% due 04/25/2043 - 07/25/2044	192	198
6.009% due 12/01/2034 •	3	4
6.123% due 06/01/2035 •	1	2
6.500% due 06/25/2044	2	2
7.037% due 11/01/2034 •	95	99
7.310% due 09/01/2035 •	3	3
Freddie Mac
2.053% due 01/15/2038 ~(a)	282	15
4.694% due 08/25/2031 •	4	4
4.814% due 01/15/2038 •	282	279
4.868% due 12/15/2031 •	6	6
5.018% due 12/15/2037 •	72	72
5.245% due 11/25/2054 •	2,171	2,166
5.599% due 10/25/2044 •	155	142
5.705% due 03/25/2055 •	3,777	3,795
6.676% due 11/01/2035 •	14	15
6.984% due 08/01/2035 •	2	2
7.355% due 09/01/2035 •	2	2
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052	3,931	3,481
3.500% due 10/20/2054 - 05/20/2055	18,989	17,301
4.750% due 10/20/2029 •	2	2
5.302% due 12/20/2073 •	1,152	1,156
6.000% due 08/20/2034	876	886
Ginnie Mae, TBA
2.500% due 08/01/2055	3,500	2,974
3.000% due 08/01/2055	18,385	16,260
3.500% due 07/01/2055	8,000	7,274
6.500% due 07/01/2055 - 08/01/2055	18,600	19,061
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	4,286	3,565
3.000% due 10/01/2049 - 06/01/2051	2,199	1,909
3.500% due 10/01/2034 - 07/01/2050	1,614	1,497
4.000% due 01/01/2048 - 06/01/2050	764	718
5.500% due 06/01/2053 - 09/01/2053	10,399	10,417
6.000% due 06/01/2053 - 09/01/2054	8,626	8,828
6.500% due 11/01/2053 - 04/01/2055	71,032	73,431
Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2055	79,700	78,067
6.000% due 08/01/2055	42,194	42,840

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

6.500% due 07/01/2055 - 08/01/2055		54,600	56,326

			360,450

U.S. TREASURY OBLIGATIONS 6.4%
U.S. Treasury Bonds
1.875% due 02/15/2041 (j)		100	69
2.250% due 08/15/2049		2,100	1,318
2.375% due 11/15/2049 (j)		175	113
3.000% due 02/15/2048 (j)		1,600	1,189
3.000% due 08/15/2048 (j)		175	129
3.000% due 02/15/2049 (j)		250	184
3.375% due 11/15/2048 (j)		3,900	3,086
4.125% due 08/15/2044		3,375	3,093
4.500% due 11/15/2054		14,800	14,109
4.625% due 02/15/2055		8,700	8,472
U.S. Treasury Inflation Protected Securities (e)
0.125% due 07/15/2031 (h)		3,231	2,975
0.125% due 01/15/2032 (h)		810	734
0.500% due 01/15/2028 (h)		9,623	9,445
0.625% due 07/15/2032		552	515
1.125% due 01/15/2033 (h)		4,307	4,118
2.500% due 01/15/2029 (h)		2,988	3,110
3.875% due 04/15/2029 (h)		2,341	2,557
U.S. Treasury Notes
3.500% due 02/15/2033 (h)(j)		1,400	1,350
4.375% due 05/15/2034 (j)		600	610

			57,176

Total United States (Cost $585,824)			575,748

SHORT-TERM INSTRUMENTS 1.4%
COMMERCIAL PAPER 0.8%
Air Lease Corp. 4.820% due 07/02/2025 (b)		$400	400
Alimentation Couche-Tard, Inc.
4.640% due 07/29/2025		250	249
4.640% due 07/30/2025		1,100	1,096
Amrize Finance U.S. LLC
4.670% due 07/15/2025		250	249
4.670% due 07/16/2025		300	299
Canadian Natural Resources Ltd.
4.870% due 07/25/2025 (b)		950	947
4.900% due 08/06/2025 (b)		600	597
CBRE Services, Inc.
4.690% due 07/10/2025		250	250
4.710% due 07/10/2025		250	250
CVS Health Corp.
4.920% due 07/14/2025		600	599
4.920% due 07/15/2025		250	249
Enbridge U.S., Inc. 4.600% due 07/21/2025		250	249
HCA, Inc.
4.950% due 08/14/2025		250	248
4.950% due 08/15/2025		250	248
JABIL, Inc. 4.860% due 07/02/2025		500	500
Jones Lang LaSalle Finance BV
4.650% due 07/14/2025		250	250
4.720% due 07/14/2025		250	250
Mondelez International, Inc. 4.570% due 08/11/2025		250	249

			7,179

		SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)		1,742,558	1,743

		PRINCIPAL AMOUNT (000s)
NIGERIA TREASURY BILLS 0.3%
31.495% due 11/04/2025 - 06/29/2026 (c)(d)	NGN	4,264,050	2,255

U.S. TREASURY BILLS 0.1%
4.337% due 07/31/2025 - 08/19/2025 (c)(d)(j)		$831	827

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $11,887)		12,004

Total Investments in Securities (Cost $1,078,257)		1,052,826

	SHARES
INVESTMENTS IN AFFILIATES 5.4%
SHORT-TERM INSTRUMENTS 5.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.4%
PIMCO Short-Term Floating NAV Portfolio III	4,963,796	48,332

Total Short-Term Instruments (Cost $48,323)		48,332

Total Investments in Affiliates (Cost $48,323)		48,332

Total Investments 123.7% (Cost $1,126,580)		$1,101,158
Financial Derivative Instruments (g)(i) 0.8%(Cost or Premiums, net $(357))		6,706
Other Assets and Liabilities, net (24.5)%		(217,492)

Net Assets 100.0%		$890,372

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

Þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Coupon represents a weighted average yield to maturity.
(d)		Zero coupon security.
(e)		Principal amount of security is adjusted for inflation.
(f)		Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description			Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (13.0)%
U.S. Government Agencies (13.0)%
Uniform Mortgage-Backed Security, TBA			2.000%	07/01/2040	$6,000	$(5,473)	$(5,484)
Uniform Mortgage-Backed Security, TBA			2.000	08/01/2040	15,000	(13,657)	(13,715)
Uniform Mortgage-Backed Security, TBA			2.000	07/01/2055	60,250	(47,162)	(47,709)
Uniform Mortgage-Backed Security, TBA			2.500	08/01/2055	8,400	(6,915)	(6,967)
Uniform Mortgage-Backed Security, TBA			3.000	07/01/2055	2,200	(1,869)	(1,904)
Uniform Mortgage-Backed Security, TBA			3.500	08/01/2055	6,100	(5,457)	(5,491)
Uniform Mortgage-Backed Security, TBA			4.000	08/01/2055	20	(18)	(19)
Uniform Mortgage-Backed Security, TBA			4.500	08/01/2055	1,040	(993)	(994)
Uniform Mortgage-Backed Security, TBA			5.500	08/01/2055	10,580	(10,509)	(10,571)
Uniform Mortgage-Backed Security, TBA			6.500	07/01/2055	22,000	(22,624)	(22,718)

Total Short Sales (13.0)%						$(114,677)	$(115,572)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(7,507) at a weighted average interest rate of 4.440%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description		Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures		$109.000	07/25/2025	13	$13	$(5)	$0
Call - CBOE U.S. Treasury 10-Year Note August Futures		112.500	07/25/2025	13	13	(5)	(7)

Total Written Options						$(10)	$(7)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount		Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	26	$1,844		$3	$0	$(1)
Canada Government 10-Year Bond September Futures	09/2025	217	19,441		173	43	0
Euro-BTP September Futures	09/2025	601	85,662		265	134	(163)
Euro-Buxl 30-Year Bond September Futures	09/2025	16	2,238		(42)	0	(7)
Euro-Schatz September Futures	09/2025	455	57,483		(101)	16	(51)
U.S. Treasury 5-Year Note September Futures	09/2025	481	52,429		579	64	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

U.S. Treasury 10-Year Note September Futures	09/2025	130	14,576	248	41	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	315	35,994	752	153	0
United Kingdom Long Gilt September Futures	09/2025	100	12,770	261	14	(44)

$2,138	$465	$(266)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	521	$(39,303)	$(166)	$182	$0
Canada Government 5-Year Bond September Futures	09/2025	49	(4,106)	(26)	0	(4)
Euro-Bobl September Futures	09/2025	292	(40,477)	152	86	(28)
Euro-Bund September Futures	09/2025	290	(44,460)	324	126	(10)
Euro-Oat September Futures	09/2025	160	(23,340)	81	51	(11)
Japan Government 10-Year Bond September Futures	09/2025	57	(55,027)	111	75	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	202	(25,685)	40	33	(22)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	24	(2,859)	(122)	0	(32)

$394	$553	$(107)

Total Futures Contracts	$2,532	$1,018	$(373)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	3,100	$18	$(4)	$14	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$14,400	$(76)	$(72)	$(148)	$0	$(14)
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035	51,000	(92)	(297)	(389)	0	(43)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	16,420	(359)	(59)	(418)	0	(16)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035	11,300	(26)	(38)	(64)	0	(16)

$(553)	$(466)	$(1,019)	$0	$(89)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$8,800	$197	$4	$201	$5	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	45,700	919	107	1,026	25	0

$1,116	$111	$1,227	$30	$0

INTEREST RATE SWAPS
Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	4,100	$8	$(10)	$(2)	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027	23,700	(121)	(276)	(397)	0	(5)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028	41,000	184	358	542	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030	21,600	(426)	157	(269)	0	(12)
Pay(7)	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/18/2031	31,400	130	17	147	22	(5)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035	2,300	120	9	129	1	0
Pay(7)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/18/2036	3,500	(24)	3	(21)	4	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		300	36	13	49	1	0
Receive(7)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	113,280	(3)	(12)	(15)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	4,080,000	6	39	45	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		420,000	(21)	3	(18)	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		230,000	5	2	7	0	(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,260,000	(374)	(130)	(504)	0	(12)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		409,300	(122)	(51)	(173)	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		2,160,000	(53)	69	16	0	(24)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		3,557,300	(64)	(178)	(242)	0	(53)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,620,000	(173)	(22)	(195)	0	(28)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		480,000	28	(18)	10	0	(9)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	09/17/2035		270,000	(2)	1	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		1,050,000	716	383	1,099	25	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		1,170,000	(552)	(594)	(1,146)	0	(44)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		332,600	32	(141)	(109)	0	(19)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.250	Annual	09/17/2055		50,000	5	(3)	2	0	(3)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029	SGD	20,280	(6)	(747)	(753)	0	(22)
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030		2,300	(31)	(37)	(68)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		$14,100	171	(56)	115	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		19,200	38	(45)	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		121,439	(492)	585	93	5	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		8,000	0	(15)	(15)	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		10,200	0	(25)	(25)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		40,500	871	(129)	742	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,000	(1)	(13)	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		36,740	721	(235)	486	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027		15,800	52	28	80	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		1,500	(7)	(2)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		2,100	(11)	(3)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		800	0	(9)	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		7,000	0	(98)	(98)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		5,600	0	(81)	(81)	0	(6)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		77,416	(44)	(767)	(811)	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		53,010	2,451	(1,294)	1,157	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030		1,000	0	(19)	(19)	0	(2)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031	4,300	0	(71)	(71)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032	4,900	76	(14)	62	0	(12)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	6,722	(7)	(96)	(103)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	5,300	(105)	9	(96)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	1,700	0	(26)	(26)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034	1,000	0	(16)	(16)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	1,800	0	(30)	(30)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	18,060	465	(623)	(158)	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	3,800	(13)	(28)	(41)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	1,400	(5)	24	19	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	600	(2)	10	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,000	(4)	22	18	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	2,200	(8)	43	35	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	2,050	(8)	33	25	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	350	(1)	5	4	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035	41,338	(44)	(784)	(828)	0	(161)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	27,760	1,866	(816)	1,050	0	(104)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	900	(3)	(18)	(21)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,800	(5)	(31)	(36)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	900	(3)	(11)	(14)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	2,000	100	(27)	73	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,600	1,128	190	1,318	0	(20)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	5,700	(45)	(115)	(160)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	5,100	221	403	624	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054	2,900	(284)	249	(35)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	1,600	0	(1)	(1)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	700	0	(3)	(3)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054	1,500	0	(9)	(9)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054	800	0	(5)	(5)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054	5,000	0	(64)	(64)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054	3,090	0	(104)	(104)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054	810	0	(29)	(29)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055	2,300	0	65	65	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055	300	0	8	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055	1,800	0	38	38	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055	1,000	0	21	21	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055	100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055	1,200	0	12	12	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055	1,400	0	38	38	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055	3,210	399	(15)	384	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	06/25/2055	1,380	5	(10)	(5)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	4.065	Annual	06/26/2055	922	(16)	(9)	(25)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.960	Annual	06/27/2055	1,666	(1)	(14)	(15)	0	(14)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Receive(7)	1-Day USD-SOFR Compounded-OIS	4.005	Annual	09/29/2055		624	(7)	(4)	(11)	0	(5)
Pay(7)	3-Month AUD-BBR-BBSW	3.500	Semi-Annual	03/18/2031	AUD	72,600	(407)	8	(399)	13	(3)
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		7,900	16	65	81	0	(13)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,800	10	33	43	0	(3)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	3,800	(111)	147	36	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		5,100	(152)	199	47	0	(1)
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.343	Annual	05/16/2027		3,400	(102)	142	40	0	(1)
Pay(7)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	808,500	(193)	350	157	0	(53)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	4,700	(7)	137	130	0	(5)
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		700	(1)	22	21	0	(1)
Pay	3-Month EUR-EURIBOR	0.451	Annual	05/27/2050		1,800	(128)	(771)	(899)	0	(7)
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035	KRW	16,718,440	167	(22)	145	2	0
Pay(7)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2035		5,486,930	(40)	(7)	(47)	0	(6)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	5,000	39	110	149	0	(3)
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	32,500	(1)	74	73	3	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	8,900	(397)	193	(204)	5	0
Pay	6-Month AUD-BBR-BBSW	4.000	Semi-Annual	06/21/2033		5,200	(89)	110	21	0	(7)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		13,700	62	270	332	0	(22)
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	33,000	(113)	13	(100)	0	(4)
Pay(7)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	17,600	33	(29)	4	0	(6)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		2,550	97	78	175	0	(2)
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,550	0	(17)	(17)	0	(2)
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		6,900	0	(31)	(31)	0	(10)
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		11,400	(2)	(16)	(18)	0	(17)
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		9,900	11	29	40	0	(13)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		126,190	(1,263)	1,042	(221)	0	(138)
Receive(7)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		18,240	(324)	41	(283)	19	0
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		84,390	(3,197)	(33)	(3,230)	0	(171)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		9,740	(532)	105	(427)	0	(24)
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		980	(65)	(12)	(77)	0	(3)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		900	481	76	557	2	0
Receive(7)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		9,400	0	474	474	11	0
Receive(7)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		4,800	1	215	216	6	0
Receive(7)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		1,500	0	66	66	2	0
Receive(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		4,300	373	154	527	16	0
Pay	CAONREPO	3.500	Annual	06/19/2026	CAD	10,600	(5)	80	75	0	(1)
Pay	CAONREPO	3.898	Annual	06/19/2026		24,700	(1)	247	246	0	(2)
Pay	CAONREPO	3.925	Annual	06/19/2026		19,700	(2)	202	200	0	(2)
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029		9,600	(608)	406	(202)	7	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		6,400	(551)	308	(243)	6	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		4,400	68	(170)	(102)	0	(7)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		800	3	(10)	(7)	0	(1)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		5,500	(5)	(97)	(102)	0	(10)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		12,400	97	(405)	(308)	0	(22)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		3,800	(4)	(110)	(114)	0	(7)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		2,200	0	(4)	(4)	0	(4)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		3,500	43	(171)	(128)	0	(7)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		2,220	(75)	(34)	(109)	0	(4)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		700	0	6	6	0	(1)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	1,800	0	(11)	(11)	0	(4)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034	100	(2)	0	(2)	0	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048	2,400	(225)	79	(146)	12	0
Pay	CAONREPO	2.565	Semi-Annual	03/07/2049	2,600	(299)	80	(219)	13	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053	1,000	16	(10)	6	6	0

$(638)	$(1,544)	$(2,182)	$184	$(1,930)

Total Swap Agreements	$(57)	$(1,903)	$(1,960)	$214	$(2,019)

(h)	Securities with an aggregate market value of $18,413 and cash of $7,387 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	Unsettled variation margin asset of $1 and liability of $(48) for closed swap agreements is outstanding at period end.
(7)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	EUR	2,334	$2,733	$0	$(16)
07/2025	GBP	751	1,031	0	0
07/2025	NZD	2,396	1,442	0	(19)
07/2025	$5,324	AUD	8,196	70	0
07/2025	9,584	CNH	69,047	73	0
07/2025	12,956	EUR	11,403	476	0
08/2025	AUD	8,197	$5,328	0	(70)
08/2025	$14,419	CNH	103,634	114	0
08/2025	2,739	EUR	2,334	16	0
08/2025	1,031	GBP	751	0	0
08/2025	1,443	NZD	2,396	19	0
BOA	07/2025	AUD	875	$570	0	(6)
07/2025	KRW	399,013	293	0	(2)
07/2025	$217,625	EUR	191,395	7,828	0
07/2025	406	IDR	6,628,027	2	0
07/2025	828	JPY	119,100	0	(1)
07/2025	377	SGD	482	3	0
08/2025	CNH	1,842	$258	0	(1)
08/2025	HUF	124,961	EUR	309	0	(2)
08/2025	SGD	481	$377	0	(3)
08/2025	TWD	166	5	0	(1)
08/2025	$1,430	CNH	10,225	4	0
08/2025	375	HUF	128,096	2	0
08/2025	530	INR	45,650	1	0
08/2025	1,025	MXN	19,433	6	0
BPS	07/2025	BRL	7,831	$1,434	0	(7)
07/2025	EUR	681	RON	3,439	0	(5)
07/2025	NOK	1,280	$127	0	0
07/2025	SEK	1,150	120	0	(2)
07/2025	TWD	28,657	882	0	(105)
07/2025	$1,391	BRL	7,831	50	0
07/2025	1,224	EUR	1,079	47	0
07/2025	1,468	IDR	23,960,815	10	0
07/2025	1,940	JPY	279,300	0	(1)
07/2025	16	RON	72	0	0
07/2025	630	THB	20,635	5	0
07/2025	302	TWD	8,989	7	0
08/2025	CNH	3,770	$518	0	(11)
08/2025	TWD	37,897	1,203	0	(115)
08/2025	$11,134	CNH	79,627	32	(1)
08/2025	218	CNY	1,561	0	0
08/2025	191	CZK	4,250	12	0
08/2025	518	INR	45,028	6	0
08/2025	1,029	JPY	147,832	1	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

	08/2025		695	MXN	13,230	7	0
	10/2025	BRL	13,100		$2,166	0	(190)
	05/2026		$328	KWD	100	0	(1)
	06/2026		208		63	0	0
	06/2027		144		44	0	(1)
	05/2029	KWD	511		$1,756	77	0
	07/2029		65		222	10	0
	05/2030		344		1,185	47	0
BRC	07/2025	EUR	732	RON	3,707	0	(3)
	07/2025	GBP	29,214		$39,749	0	(352)
	07/2025	ILS	749		222	0	(1)
	07/2025	KRW	91,002		67	0	(1)
	07/2025		$3,933	EUR	3,480	166	0
	07/2025		2,228	GBP	1,658	47	0
	07/2025		447	ILS	1,558	15	0
	07/2025		4,952	JPY	712,153	0	(6)
	07/2025		24	KRW	32,392	0	0
	07/2025		108	NOK	1,101	1	0
	07/2025		202	PLN	758	8	0
	07/2025		5,694	TRY	233,609	86	0
	07/2025	ZAR	40,705		$2,250	0	(46)
	08/2025	CNH	4,363		607	0	(5)
	08/2025	TWD	14,075		488	0	(1)
	08/2025		$2,203	CNH	15,814	15	0
	08/2025		1,886	CZK	41,942	115	0
	08/2025		39,754	GBP	29,214	352	0
	08/2025		2,545	TRY	105,526	28	0
	09/2025	MYR	11,958		$2,837	0	(9)
	12/2025		$205	TRY	9,590	4	0
BSH	07/2025		515	AUD	801	13	0
	07/2025		789	DKK	5,182	29	0
	07/2025		2,182	PEN	7,892	45	0
	09/2025		941		3,443	29	0
	12/2025	PEN	7,921		$2,182	0	(44)
CBK	07/2025	CNH	507		71	0	0
	07/2025	CNY	5,543		774	0	0
	07/2025	EUR	5,898		6,743	0	(205)
	07/2025	KRW	2,842,572		2,075	0	(28)
	07/2025	PEN	12,474		3,394	0	(127)
	07/2025	TWD	50,427		1,550	0	(186)
	07/2025		$8,128	CNY	58,223	23	0
	07/2025		6,251	EUR	5,405	115	0
	07/2025		1,457	IDR	23,725,995	6	0
	07/2025		746	KRW	1,025,781	12	0
	07/2025		580	PEN	2,076	6	0
	07/2025		614	SEK	5,825	2	0
	07/2025		2,291	THB	76,186	55	0
	07/2025		395	TWD	11,704	8	0
	08/2025	CNH	8,087		$1,128	0	(6)
	08/2025	PEN	551		146	0	(9)
	08/2025	TWD	55,342		1,698	0	(226)
	08/2025		$3,490	CNH	25,069	25	0
	08/2025		2,058	CNY	14,715	5	0
	08/2025		1,595	COP	6,652,291	25	0
	08/2025		110	EGP	6,055	10	0
	08/2025		3,879	INR	334,342	15	(2)
	09/2025	MXN	2,286		$119	0	(2)
	09/2025	PEN	4,399		1,214	0	(25)
	01/2026	JPY	110,000		810	31	0
	02/2026	PEN	1,519		413	0	(13)
CIB	08/2025		$2,959	CNH	21,244	20	0
DUB	07/2025	DKK	3,900		$612	0	(3)
	07/2025	EUR	206,480		239,537	0	(3,686)
	07/2025	KRW	95,453		70	0	(1)
	07/2025	SGD	50		39	0	(1)
	07/2025		$29	CNY	210	0	0
	07/2025		589	IDR	9,546,500	0	0
	07/2025		218	ILS	757	6	0
	07/2025		60	KZT	31,725	1	0
	07/2025		274	TWD	8,134	6	0
	08/2025	CNH	2,958		$413	0	(2)
	08/2025	EUR	1,429	RON	7,255	0	(10)
	08/2025	THB	106,769		$3,287	0	(9)
	08/2025		$1,978	CNH	14,167	8	0
	08/2025		612	DKK	3,891	3	0
	08/2025		170	EGP	9,367	15	0
	08/2025		239,537	EUR	206,027	3,682	0
	08/2025		1,798	INR	155,151	8	0
	09/2025	KZT	35,279		$65	0	(1)
	09/2025	MXN	141		7	0	0
	09/2025	PEN	7,916		2,169	0	(60)
	09/2025		$616	KZT	319,064	0	(15)
	12/2025		337		179,130	0	(9)
FAR	07/2025	AUD	7,681		$4,955	0	(99)
	07/2025	BRL	57,785		10,451	0	(184)
	07/2025	CHF	5,095		6,364	0	(57)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

	07/2025	DKK	5,301		833	0	(4)
	07/2025	JPY	7,856,674		53,976	0	(583)
	07/2025	SGD	125		98	0	(1)
	07/2025		$10,317	BRL	57,785	319	0
	07/2025		5,881	CHF	4,843	223	0
	07/2025		4,888	CNH	35,124	25	0
	07/2025		87,435	JPY	12,543,293	0	(332)
	07/2025		1,519	PLN	5,603	35	0
	07/2025		5,173	SEK	49,551	64	0
	07/2025		303	SGD	386	1	0
	08/2025	SGD	444		$349	0	(1)
	08/2025	TWD	8,574		294	0	(4)
	08/2025		$6,364	CHF	5,074	57	0
	08/2025		4,516	CNH	32,313	16	0
	08/2025		833	DKK	5,288	4	0
	08/2025		859	INR	74,308	6	0
	08/2025		53,976	JPY	7,827,781	583	0
	09/2025		10,451	BRL	58,669	182	0
	09/2025		6,063	MXN	118,054	178	0
	09/2025		0	PEN	1	0	0
GLM	07/2025	EUR	811	RON	4,093	0	(7)
	07/2025	TWD	5,661		$174	0	(21)
	07/2025		$345	IDR	5,617,098	2	0
	07/2025		464	MYR	1,967	3	0
	07/2025		118	SGD	150	0	0
	07/2025		68	THB	2,247	2	0
	08/2025	EUR	169	RON	856	0	(1)
	08/2025	SGD	150		$118	0	0
	08/2025		$1,453	HUF	519,285	73	0
	08/2025		31	THB	1,025	1	0
	09/2025	MYR	18,734		$4,450	0	(8)
	09/2025		$130	KZT	67,957	0	(2)
	09/2025		536	PEN	1,919	5	0
	10/2025	BRL	53,800		$8,798	0	(878)
	12/2025	TRY	7,366		158	0	(3)
	01/2026	JPY	300,000		2,229	103	0
IND	07/2025	SEK	54,295		5,739	0	0
	08/2025	TWD	16,849		527	0	(59)
	08/2025		$5,739	SEK	54,178	0	0
JPM	07/2025	BRL	17,233		$3,158	0	(14)
	07/2025	CHF	91		111	0	(4)
	07/2025	CNY	6,530		912	1	0
	07/2025	JPY	349,835		2,436	7	0
	07/2025	KRW	330,063		241	0	(3)
	07/2025	SGD	3,324		2,587	0	(26)
	07/2025	TWD	29,007		892	0	(107)
	07/2025		$3,073	BRL	17,233	99	0
	07/2025		431	CAD	593	4	0
	07/2025		11,691	CNH	84,246	88	0
	07/2025		642	CNY	4,598	0	0
	07/2025		608	DKK	4,016	26	0
	07/2025		1,973	GBP	1,463	35	0
	07/2025		1,429	NZD	2,396	32	0
	07/2025		4,903	PLN	18,252	159	0
	07/2025		247	SGD	316	2	0
	07/2025	ZAR	17,509		$980	0	(8)
	08/2025	SGD	315		247	0	(2)
	08/2025	TWD	41,032		1,256	0	(171)
	08/2025		$15,150	CNH	108,905	122	0
	08/2025		270	CNY	1,926	0	0
	08/2025		1,580	EUR	1,345	7	0
	08/2025		579	INR	50,221	5	0
	08/2025		99	TWD	3,246	14	0
	10/2025	HUF	129,405	EUR	321	1	0
MBC	07/2025	AUD	442		$285	0	(6)
	07/2025	CAD	11,739		8,540	0	(81)
	07/2025	CNY	3,197		446	0	0
	07/2025	GBP	4,002		5,430	0	(64)
	07/2025	SGD	7,985		6,224	0	(56)
	07/2025	TWD	13,919		427	0	(52)
	07/2025		$875	AUD	1,336	4	0
	07/2025		6,270	CAD	8,591	44	(5)
	07/2025		4,427	CNH	31,902	35	0
	07/2025		447	CNY	3,197	0	0
	07/2025		3,840	EUR	3,295	41	0
	07/2025		2,123	GBP	1,559	18	(1)
	07/2025		328	IDR	5,329,122	1	0
	07/2025		7,324	JPY	1,054,811	14	(13)
	07/2025		455	KRW	619,128	3	0
	07/2025		1,555	PLN	5,824	60	0
	07/2025		6,506	SGD	8,414	111	0
	07/2025		1,156	THB	38,244	22	0
	07/2025		22	TWD	654	1	0
	08/2025	CNH	52,815		$7,344	0	(62)
	08/2025	SGD	8,395		6,506	0	(112)
	08/2025	THB	181,936		5,632	15	0

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

08/2025	TWD	19,575	603	0	(77)
08/2025	$873	AUD	1,336	7	0
08/2025	8,540	CAD	11,719	81	0
08/2025	8,793	CNH	63,280	80	0
08/2025	446	CNY	3,186	1	0
08/2025	512	EUR	436	2	0
08/2025	149	JPY	21,446	0	0
MYI	07/2025	CNY	863	$121	0	0
07/2025	JPY	2,864,200	19,666	0	(224)
07/2025	NOK	9,260	918	0	(1)
07/2025	$3,070	JPY	443,749	11	0
07/2025	219	MYR	928	1	0
07/2025	8	PLN	29	0	0
08/2025	6,278	CNH	45,063	41	0
08/2025	175	CNY	1,252	0	0
08/2025	19,666	JPY	2,853,670	224	0
08/2025	918	NOK	9,258	1	0
09/2025	CAD	1,914	$1,346	0	(64)
09/2025	$93	KZT	48,011	0	(2)
09/2025	452	MXN	8,597	3	0
12/2025	CZK	7,873	EUR	312	0	(5)
NGF	07/2025	$4,125	IDR	67,229,627	21	0
08/2025	526	TRY	21,946	6	0
RYL	08/2025	CNH	4,412	$610	0	(9)
08/2025	$1,266	CNH	9,114	12	0
SCX	07/2025	CNH	7,179	$1,002	0	(1)
07/2025	JPY	71,519	495	0	(1)
07/2025	TWD	2,072	71	0	0
07/2025	$1,851	CAD	2,550	22	0
07/2025	429	CHF	350	12	0
07/2025	70	EGP	3,788	6	0
07/2025	1,603	IDR	26,123,326	8	0
07/2025	3	ILS	12	0	0
07/2025	1,331	JPY	191,100	0	(4)
07/2025	1,299	SGD	1,676	19	0
07/2025	816	TWD	24,251	19	0
08/2025	CNH	6,768	$941	0	(8)
08/2025	SGD	1,672	1,299	0	(19)
08/2025	TWD	7,838	240	0	(32)
08/2025	$10,467	CNH	74,930	40	0
08/2025	606	INR	52,057	0	0
08/2025	495	JPY	71,255	1	0
SOG	07/2025	JPY	4,360,598	$30,209	0	(72)
07/2025	NOK	964	96	0	0
07/2025	$110	EGP	5,634	3	0
07/2025	665	RON	2,919	11	0
08/2025	50	EGP	2,602	1	0
08/2025	51	HUF	18,656	3	0
08/2025	3	INR	300	0	0
08/2025	30,209	JPY	4,344,596	73	0
08/2025	96	NOK	964	0	0
12/2025	100	EGP	5,455	3	0
SSB	07/2025	55	CNH	392	0	0
07/2025	39,655	GBP	29,287	546	0
08/2025	CNH	391	$55	0	0
11/2025	PEN	1,497	406	0	(15)
UAG	07/2025	KRW	75,698	56	0	0
07/2025	$725	CLP	678,093	3	0
07/2025	1,018	CNH	7,294	1	0
07/2025	32	ILS	114	2	0
07/2025	1,277	JPY	184,881	7	0
07/2025	56	KRW	75,735	0	0
07/2025	1,024	NOK	10,402	8	0
07/2025	504	RON	2,214	9	0
07/2025	183	THB	6,073	4	0
08/2025	CNH	7,276	$1,018	0	(1)
08/2025	$11,527	CNH	82,874	94	0
09/2025	1,346	CAD	1,913	64	0
12/2025	EUR	312	CZK	7,872	5	0
12/2025	TRY	4,695	$100	0	(2)

Total Forward Foreign Currency Contracts	$18,273	$(9,222)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	CZK	24.650	03/11/2026	685	$5	$5
Put - OTC EUR versus HUF	HUF	399.000	08/25/2025	1,104	5	7
BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	1,776	11	9
GLM	Put - OTC EUR versus USD	$1.100	12/17/2025	219	25	16
JPM	Put - OTC EUR versus CZK	CZK	24.600	12/22/2025	2,738	12	14
Put - OTC EUR versus HUF	HUF	395.000	09/29/2025	1,338	7	6

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

MBC	Put - OTC EUR versus USD	$1.098	12/23/2025	219	25	15
MYI	Put - OTC EUR versus CZK	CZK	24.750	12/09/2025	727	4	5
Put - OTC EUR versus CZK	24.550	12/16/2025	2,582	12	11
Put - OTC EUR versus CZK	24.700	12/16/2025	1,234	8	8
Put - OTC EUR versus USD	$1.110	11/24/2025	5,554	26	16

$140	$112

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570%	08/13/2025	44,900	$63	$0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	39,000	44	0
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	1,000	1	0

$108	$0

Total Purchased Options	$248	$112

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Call - OTC USD versus TRY	TRY	53.500	12/11/2025	1,374	$(45)	$(37)
UAG	Call - OTC USD versus TRY	54.000	12/16/2025	863	(28)	(24)

$(73)	$(61)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350%	09/25/2025	2,700	$(26)	$(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	1,000	(4)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	1,000	(3)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	2,600	(8)	(3)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	2,600	(8)	(4)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	3,100	(34)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	1,700	(7)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	1,700	(6)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	1,000	(4)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	1,000	(4)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	3,100	(9)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	3,100	(9)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	3,125	(10)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	3,125	(10)	(7)

$(142)	$(64)

Total Written Options	$(215)	$(125)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Korea International Bond	(1.000)%	Quarterly	06/20/2030	0.262%	$1,510	$(49)	$(2)	$0	$(51)
MYC	Korea International Bond	(1.000)	Quarterly	06/20/2030	0.262	1,500	(48)	(3)	0	(51)

$(97)	$(5)	$0	$(102)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)		Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆		$2,141	$0	$11	$11	$0

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$16,210	JPY	2,400,000	$33	$2	$35	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.462% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	6,229		950,000	(7)	13	6	0
GLM	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.459% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	328		50,000	(1)	1	0	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	37,131		5,877,700	(469)	17	0	(452)
MYC	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.430% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	395		60,000	(1)	0	0	(1)

								$(445)	$33	$41	$(453)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/18/2031	CNY	115,800	$(37)	$58	$21	$0
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	9,970	(8)	41	33	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		4,140	(11)	(17)	0	(28)
CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	CNY	61,500	0	11	11	0
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	25,030	4	79	83	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		20,930	133	(279)	0	(146)
SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	CNY	13,500	6	(3)	3	0

								$87	$(110)	$151	$(174)

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	44,390	1.199	Maturity	12/22/2025	$14,400	$0	$(273)	$0	$(273)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.199	Maturity	09/22/2025	12,800	132	(451)	0	(319)

								$132	$(724)	$0	$(592)

Total Swap Agreements								$(323)	$(795)	$203	$(1,321)

(j)

Securities with an aggregate market value of $1,576 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆				Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)				At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)				This instrument has a forward starting effective date.
(9)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$486	$0	$486
Australia
Corporate Bonds & Notes	0	6,120	0	6,120
Sovereign Issues	0	15,989	0	15,989
Bermuda
Asset-Backed Securities	0	1,294	0	1,294
Brazil
Sovereign Issues	0	11,877	0	11,877
Canada
Corporate Bonds & Notes	0	7,722	0	7,722
Non-Agency Mortgage-Backed Securities	0	2,103	0	2,103
Sovereign Issues	0	27,471	0	27,471
Cayman Islands
Asset-Backed Securities	0	19,878	0	19,878
Corporate Bonds & Notes	0	2,600	0	2,600
Sovereign Issues	0	821	0	821
Chile
Sovereign Issues	0	813	0	813
China
Sovereign Issues	0	17,815	0	17,815
Denmark
Corporate Bonds & Notes	0	3,885	0	3,885
France
Corporate Bonds & Notes	0	3,382	0	3,382
Sovereign Issues	0	32,510	0	32,510
Germany
Corporate Bonds & Notes	0	2,544	0	2,544
Hungary
Sovereign Issues	0	4,181	0	4,181
Ireland
Asset-Backed Securities	0	23,822	0	23,822
Israel
Sovereign Issues	0	7,180	0	7,180
Italy
Corporate Bonds & Notes	0	3,250	0	3,250
Sovereign Issues	0	1,414	0	1,414
Japan
Corporate Bonds & Notes	2,300	2,606	0	4,906
Sovereign Issues	0	61,897	0	61,897
Malaysia
Corporate Bonds & Notes	0	1,206	0	1,206
Sovereign Issues	0	12,775	0	12,775
Mexico
Sovereign Issues	0	467	0	467
Netherlands
Corporate Bonds & Notes	0	3,394	0	3,394
New Zealand
Corporate Bonds & Notes	0	3,671	0	3,671
Sovereign Issues	0	529	0	529
Norway
Sovereign Issues	0	1,411	0	1,411
Peru
Corporate Bonds & Notes	0	840	0	840
Sovereign Issues	0	6,357	0	6,357
Poland
Sovereign Issues	0	5,507	0	5,507
Qatar
Corporate Bonds & Notes	0	526	0	526
Romania
Sovereign Issues	0	9,115	0	9,115
Saudi Arabia
Corporate Bonds & Notes	0	1,512	0	1,512
Sovereign Issues	0	14,514	0	14,514
Serbia
Sovereign Issues	0	2,004	0	2,004
Singapore
Sovereign Issues	0	7,004	0	7,004
South Africa
Sovereign Issues	0	6,262	0	6,262
South Korea
Sovereign Issues	0	16,067	0	16,067
Spain
Corporate Bonds & Notes	0	1,229	0	1,229
Sovereign Issues	0	39,881	0	39,881
Supranational
Corporate Bonds & Notes	0	1,165	0	1,165
Switzerland
Corporate Bonds & Notes	0	8,842	0	8,842
Thailand
Sovereign Issues	0	8,622	0	8,622
United Arab Emirates
Corporate Bonds & Notes	0	3,592	0	3,592
United Kingdom
Corporate Bonds & Notes	0	18,693	0	18,693

Schedule of Investments PIMCO International Bond Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Non-Agency Mortgage-Backed Securities	0	7,421	0	7,421
Sovereign Issues	0	18,508	0	18,508
United States
Asset-Backed Securities	0	10,100	0	10,100
Corporate Bonds & Notes	0	61,568	0	61,568
Loan Participations and Assignments	0	1,543	0	1,543
Municipal Bonds & Notes	0	1,723	0	1,723
Non-Agency Mortgage-Backed Securities	0	83,188	0	83,188
U.S. Government Agencies	0	360,450	0	360,450
U.S. Treasury Obligations	0	57,176	0	57,176
Short-Term Instruments
Commercial Paper	400	6,779	0	7,179
Mutual Funds	0	1,743	0	1,743
Nigeria Treasury Bills	0	2,255	0	2,255
U.S. Treasury Bills	0	827	0	827

	$2,700	$1,050,126	$0	$1,052,826
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$48,332	$0	$0	$48,332

Total Investments	$51,032	$1,050,126	$0	$1,101,158

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(115,572)	$0	$(115,572)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	760	472	0	1,232
Over the counter	0	18,577	11	18,588

	$760	$19,049	$11	$19,820
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(341)	(2,058)	0	(2,399)
Over the counter	0	(10,668)	0	(10,668)

	$(341)	$(12,726)	$0	$(13,067)

Total Financial Derivative Instruments	$419	$6,323	$11	$6,753

Totals	$51,451	$940,877	$11	$992,339

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 105.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Altice France SA 7.779% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	940	$999
Castlelake LP 2.950% due 05/13/2031 «		$19,744	18,651
Charter Communications Operating LLC 6.548% (TSFR3M + 2.250%) due 12/15/2031 ~		997	1,000
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		1,217	1,229
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		5,500	5,555
Encina Private Credit LLC TBD% - 8.524% due 11/30/2025 «µ		6,213	6,058
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(m)		4,200	4,200
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(m)	EUR	2,552	3,006
Project Flash TBD% due 04/30/2030 «µ		$27,000	27,000
Project Hudson 7.730% due 05/29/2026 «		6,000	6,087
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	19,100	22,661
Westmoreland Coal Co. 8.000% due 03/15/2029 «		$1,445	571

Total Loan Participations and Assignments (Cost $96,476)			97,017

CORPORATE BONDS & NOTES 68.7%
BANKING & FINANCE 32.5%
ABN AMRO Bank NV 6.875% due 09/22/2031 •(j)(k)	EUR	3,600	4,556
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$32,616	31,787
3.000% due 10/29/2028		1,466	1,397
3.650% due 07/21/2027		2,770	2,729
3.875% due 01/23/2028		1,425	1,401
4.625% due 09/10/2029		6,200	6,204
AIA Group Ltd. 3.200% due 09/16/2040		800	616
Air Lease Corp. 3.750% due 06/01/2026		5,900	5,862
Aircastle Ltd.
2.850% due 01/26/2028		4,500	4,286
4.250% due 06/15/2026		3,100	3,087
5.950% due 02/15/2029		1,400	1,447
6.500% due 07/18/2028		15,709	16,408
Alamo Re Ltd.
12.058% due 06/07/2027 ~		2,400	2,504
15.544% due 06/08/2026 ~		2,400	2,494
Alexandria Real Estate Equities, Inc. 5.500% due 10/01/2035		1,100	1,113
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(d)		3,100	186
Ally Financial, Inc.
4.750% due 06/09/2027		1,000	1,006
6.992% due 06/13/2029 •		5,700	6,002
8.000% due 11/01/2031		8,000	9,113
American Assets Trust LP 3.375% due 02/01/2031		17,000	15,232
American Express Co.
5.284% due 07/26/2035 •		10,719	10,856
5.442% due 01/30/2036 •		6,800	6,944
American Homes 4 Rent LP
2.375% due 07/15/2031		2,000	1,743
3.375% due 07/15/2051		500	331
3.625% due 04/15/2032		1,600	1,477
4.250% due 02/15/2028		3,667	3,646
5.250% due 03/15/2035		1,000	993
5.500% due 02/01/2034		6,300	6,409
American Tower Corp.
1.875% due 10/15/2030		8,700	7,566
2.750% due 01/15/2027		18,800	18,360
2.950% due 01/15/2051 (o)		17,500	11,094

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

3.650% due 03/15/2027		1,900	1,877
3.800% due 08/15/2029		11,030	10,728
3.950% due 03/15/2029		5,470	5,357
4.400% due 02/15/2026		3,581	3,577
5.800% due 11/15/2028		8,000	8,351
5.900% due 11/15/2033		15,000	15,838
Antares Holdings LP
2.750% due 01/15/2027		7,000	6,721
3.750% due 07/15/2027		6,250	6,011
3.950% due 07/15/2026		13,950	13,727
6.350% due 10/23/2029		3,500	3,537
6.500% due 02/08/2029		1,000	1,014
7.950% due 08/11/2028		4,200	4,438
Aon North America, Inc. 5.125% due 03/01/2027		11,100	11,236
Apollo Debt Solutions BDC
6.550% due 03/15/2032		7,000	7,154
6.700% due 07/29/2031		13,100	13,617
Ares Capital Corp. 2.875% due 06/15/2027		8,420	8,141
Ares Finance Co. LLC
3.250% due 06/15/2030		13,900	12,940
4.125% due 06/30/2051 •		4,900	4,798
Ares Management Corp.
5.600% due 10/11/2054		2,000	1,890
6.375% due 11/10/2028		7,500	7,953
Ares Strategic Income Fund
5.600% due 02/15/2030		4,200	4,189
6.200% due 03/21/2032		6,300	6,322
Armor RE Ltd. 14.558% due 05/07/2031 ~		2,100	2,177
Aspen Insurance Holdings Ltd. 5.750% due 07/01/2030		2,800	2,848
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		7,150	6,613
3.600% due 09/15/2051		4,800	3,274
6.125% due 09/15/2028		8,000	8,414
Athene Global Funding
5.322% due 11/13/2031		5,200	5,245
5.516% due 03/25/2027		18,200	18,511
5.526% due 07/11/2031		4,700	4,805
5.583% due 01/09/2029		4,000	4,113
5.684% due 02/23/2026		3,559	3,584
Aviation Capital Group LLC
3.500% due 11/01/2027		16,454	16,041
4.875% due 10/01/2025		10,591	10,586
5.375% due 07/15/2029		5,500	5,604
6.250% due 04/15/2028		4,700	4,899
Aviva PLC 7.750% due 09/30/2032 •(k)	GBP	2,800	3,916
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		$2,210	2,170
2.528% due 11/18/2027		18,872	17,947
3.250% due 02/15/2027		8,600	8,387
4.950% due 01/15/2028		3,200	3,218
5.150% due 01/15/2030		2,200	2,217
AXIS Specialty Finance PLC 4.000% due 12/06/2027		17,000	16,824
Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(k)(o)	EUR	3,000	3,748
7.883% due 11/15/2034 •		$4,000	4,548
8.375% due 06/21/2028 •(k)	EUR	3,400	4,438
Banco BTG Pactual SA 2.750% due 01/11/2026		$5,900	5,827
Banco General SA 4.125% due 08/07/2027		3,900	3,875
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		6,750	6,681
Banco Santander SA 9.625% due 11/21/2028 •(k)		16,000	17,703
Bank of America Corp.
1.898% due 07/23/2031 •		19,100	16,787
2.299% due 07/21/2032 •		26,300	22,925
2.551% due 02/04/2028 •		45,700	44,430
2.687% due 04/22/2032 •		17,500	15,710
2.972% due 02/04/2033 •		27,000	24,185
3.593% due 07/21/2028 •		8,000	7,879
3.824% due 01/20/2028 •		1,800	1,785
3.970% due 03/05/2029 •		18,700	18,496
4.571% due 04/27/2033 •		16,600	16,340
5.015% due 07/22/2033 •		6,500	6,578
5.288% due 04/25/2034 •		12,800	13,061
5.511% due 01/24/2036 •		2,500	2,571
5.819% due 09/15/2029 •		7,600	7,918
8.050% due 06/15/2027		8,000	8,477

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Bank of America NA
5.526% due 08/18/2026		10,000	10,144
6.000% due 10/15/2036		4,600	4,865
Bank of Montreal 4.689% due 06/28/2028		5,000	5,105
Bank of Nova Scotia
7.151% due 10/12/2025 ~(k)		368	365
8.000% due 01/27/2084 •(k)		2,600	2,764
Barclays PLC
4.375% due 01/12/2026		25,977	25,961
5.335% due 09/10/2035 •		6,300	6,255
5.690% due 03/12/2030 •		2,700	2,794
5.851% due 03/21/2035 •	GBP	2,000	2,776
6.224% due 05/09/2034 •		$12,200	12,953
6.375% due 12/15/2025 •(j)(k)	GBP	5,900	8,118
6.496% due 09/13/2027 •		$8,862	9,061
6.692% due 09/13/2034 •		3,700	4,041
7.437% due 11/02/2033 •		7,200	8,174
9.250% due 09/15/2028 •(j)(k)	GBP	3,000	4,437
9.625% due 12/15/2029 •(j)(k)		$5,500	6,123
Bayou Re Ltd.
12.794% due 04/30/2031 ~		900	949
22.808% due 04/30/2031 ~		1,100	1,183
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
1.875% due 09/18/2025		1,000	994
7.625% due 02/11/2035 •(k)		4,000	4,117
8.125% due 01/08/2039 •(k)		10,000	10,343
8.450% due 06/29/2038 •(k)		14,600	15,451
BGC Group, Inc.
4.375% due 12/15/2025		10,000	9,971
6.150% due 04/02/2030		8,600	8,722
8.000% due 05/25/2028		5,000	5,350
Blackstone Holdings Finance Co. LLC
1.500% due 04/10/2029	EUR	12,000	13,445
2.000% due 01/30/2032		$5,600	4,717
2.800% due 09/30/2050		5,300	3,216
4.450% due 07/15/2045		1,300	1,087
5.000% due 06/15/2044		3,900	3,535
Blackstone Secured Lending Fund 5.875% due 11/15/2027		12,200	12,461
Blue Owl Finance LLC
4.125% due 10/07/2051		5,900	4,044
4.375% due 02/15/2032		11,700	10,930
6.250% due 04/18/2034		4,200	4,324
BNP Paribas SA
4.400% due 08/14/2028		4,900	4,885
7.375% due 09/10/2034 •(j)(k)		25,900	26,368
8.500% due 08/14/2028 •(j)(k)		5,500	5,830
BPCE SA
5.716% due 01/18/2030 •		5,250	5,407
5.876% due 01/14/2031 •		3,300	3,424
5.936% due 05/30/2035 •		7,600	7,792
6.612% due 10/19/2027 •		13,000	13,311
7.003% due 10/19/2034 •		6,006	6,601
Broadstone Net Lease LLC 2.600% due 09/15/2031		2,900	2,467
Brookfield Capital Finance LLC 6.087% due 06/14/2033		6,300	6,668
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,400	4,346
3.900% due 01/25/2028		5,600	5,536
4.850% due 03/29/2029		4,825	4,872
Brown & Brown, Inc.
4.950% due 03/17/2052		1,500	1,300
5.650% due 06/11/2034		4,800	4,933
Canary Wharf Group Investment Holdings PLC 1.750% due 04/07/2026	EUR	3,800	4,415
Cantor Fitzgerald LP
4.500% due 04/14/2027		$300	297
7.200% due 12/12/2028		16,300	17,309
Cape Lookout Re Ltd.
11.194% due 03/13/2032 ~		1,200	1,205
12.996% due 04/05/2027 ~		12,000	12,172
Capital One Financial Corp.
4.500% due 01/30/2026		2,776	2,775
6.312% due 06/08/2029 •		4,700	4,934
7.964% due 11/02/2034 •		900	1,047
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		3,000	2,878
Carlyle Secured Lending, Inc. 6.750% due 02/18/2030		6,000	6,136
CBRE Services, Inc. 5.950% due 08/15/2034		7,600	8,006
Charles River Re Ltd. 11.044% due 05/10/2031 •		300	305

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

CI Financial Corp.
3.200% due 12/17/2030		5,100	4,501
7.500% due 05/30/2029		1,700	1,795
Citadel Finance LLC 5.900% due 02/10/2030		13,400	13,533
Citadel LP 6.000% due 01/23/2030		2,100	2,172
Citibank NA
5.488% due 12/04/2026		9,000	9,145
5.570% due 04/30/2034		1,000	1,042
Citigroup, Inc.
3.200% due 10/21/2026		15,990	15,767
3.668% due 07/24/2028 •		2,200	2,166
3.785% due 03/17/2033 •		2,038	1,906
3.887% due 01/10/2028 •		7,400	7,335
4.075% due 04/23/2029 •		1,260	1,248
5.174% due 02/13/2030 •		5,600	5,715
5.449% due 06/11/2035 •		11,913	12,173
CNA Financial Corp. 5.500% due 06/15/2033		5,000	5,133
Constellation Insurance, Inc. 6.800% due 01/24/2030		18,100	18,008
Consumers Securitization Funding LLC
5.210% due 09/01/2031		200	205
5.550% due 03/01/2028		241	243
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		14,385	14,266
3.750% due 07/21/2026		510	506
4.375% due 06/29/2027 •(j)(k)	EUR	6,000	7,057
COPT Defense Properties LP 2.250% due 03/15/2026		$7,833	7,686
Corebridge Financial, Inc.
3.650% due 04/05/2027		6,200	6,120
3.850% due 04/05/2029		4,300	4,215
6.375% due 09/15/2054 •		1,000	999
6.875% due 12/15/2052 •		5,500	5,676
Corebridge Global Funding 4.900% due 01/07/2028		2,700	2,742
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (c)	EUR	225	107
CoStar Group, Inc. 2.800% due 07/15/2030		$12,400	11,223
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	6,000	1,800
Credit Agricole SA
5.862% due 01/09/2036 •		$1,300	1,348
7.250% due 09/23/2028 •(j)(k)	EUR	12,100	15,385
7.500% due 06/23/2026 •(k)	GBP	300	417
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(m)		$3,200	3,221
6.740% due 03/20/2030 «(m)		3,800	3,842
Crown Castle, Inc.
3.650% due 09/01/2027		2,443	2,402
3.700% due 06/15/2026		4,230	4,194
3.800% due 02/15/2028		15,524	15,255
4.000% due 03/01/2027		3,100	3,083
4.450% due 02/15/2026		11,372	11,360
CubeSmart LP
2.250% due 12/15/2028		3,200	2,983
4.375% due 02/15/2029		3,625	3,605
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		19,100	18,976
Danske Bank AS 5.427% due 03/01/2028 •		3,000	3,053
Deutsche Bank AG
2.129% due 11/24/2026 •		27,747	27,469
5.625% due 05/19/2031 •	EUR	5,500	6,590
Digital Dutch Finco BV 1.500% due 03/15/2030		11,100	12,088
Digital Stout Holding LLC 3.750% due 10/17/2030	GBP	1,100	1,432
DOC Dr. LLC 3.950% due 01/15/2028		$5,400	5,354
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		7,900	7,037
East Lane Re Ltd. 13.544% due 03/31/2026 ~		5,700	5,773
Eaton Vance Corp. 3.500% due 04/06/2027		1,200	1,185
Encore Capital Group, Inc. 8.500% due 05/15/2030		3,700	3,972
EPR Properties
3.600% due 11/15/2031		4,600	4,181
4.500% due 06/01/2027		9,400	9,356
4.750% due 12/15/2026		8,000	7,991
4.950% due 04/15/2028		2,600	2,596

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Equitable Financial Life Global Funding 4.875% due 11/19/2027		2,000	2,025
Equitable Holdings, Inc. 6.700% due 03/28/2055 •		12,600	12,932
Erste Group Bank AG
4.250% due 10/15/2027 •(j)(k)	EUR	200	232
8.500% due 10/15/2028 •(j)(k)		5,800	7,672
Essex Portfolio LP
2.550% due 06/15/2031		$3,000	2,667
2.650% due 03/15/2032		2,500	2,187
5.375% due 04/01/2035		1,600	1,625
5.500% due 04/01/2034		4,032	4,121
Everglades Re Ltd.
14.794% due 05/13/2027 ~		300	313
15.794% due 05/13/2031 ~		300	312
17.044% due 05/13/2031 ~		300	311
Extra Space Storage LP 3.875% due 12/15/2027		3,987	3,944
F&G Global Funding
5.875% due 06/10/2027		4,000	4,091
5.875% due 01/16/2030		5,600	5,762
Fairfax Financial Holdings Ltd.
2.750% due 03/29/2028	EUR	16,400	19,219
4.625% due 04/29/2030		$7,700	7,663
6.000% due 12/07/2033		6,300	6,575
6.350% due 03/22/2054		1,400	1,420
Fidelity National Financial, Inc. 3.200% due 09/17/2051		4,500	2,781
Fish Pond Re Ltd. 8.328% due 01/08/2027 ~		4,000	4,072
FMR LLC 6.500% due 12/14/2040		1,000	1,116
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	2,900	3,413
2.700% due 08/10/2026		$2,700	2,629
2.900% due 02/16/2028		494	463
3.250% due 09/15/2025	EUR	2,100	2,477
3.375% due 11/13/2025		$2,900	2,881
4.125% due 08/17/2027		4,372	4,275
4.389% due 01/08/2026		1,200	1,195
5.125% due 11/05/2026		3,000	2,994
5.800% due 03/05/2027		5,800	5,848
5.800% due 03/08/2029		11,214	11,241
5.850% due 05/17/2027		7,000	7,056
5.918% due 03/20/2028		5,200	5,254
6.054% due 11/05/2031		2,401	2,390
6.950% due 03/06/2026		2,887	2,915
6.950% due 06/10/2026		3,985	4,040
7.350% due 11/04/2027		5,900	6,129
7.350% due 03/06/2030		2,800	2,957
Fortitude Group Holdings LLC 6.250% due 04/01/2030		5,400	5,558
Franklin Resources, Inc. 2.950% due 08/12/2051		3,900	2,400
Freedom Mortgage Corp. 12.000% due 10/01/2028		6,900	7,425
FS KKR Capital Corp.
6.125% due 01/15/2030		8,200	8,147
6.875% due 08/15/2029		9,600	9,849
7.875% due 01/15/2029		6,400	6,757
GA Global Funding Trust
5.200% due 12/09/2031		3,000	3,007
5.500% due 01/08/2029		5,000	5,127
5.900% due 01/13/2035		6,800	6,902
Global Atlantic Fin Co. 4.400% due 10/15/2029		15,800	15,344
GLP Capital LP
3.250% due 01/15/2032		2,300	2,026
4.000% due 01/15/2030		3,200	3,078
4.000% due 01/15/2031		3,300	3,114
5.300% due 01/15/2029		13,737	13,899
5.625% due 09/15/2034		8,900	8,874
5.750% due 06/01/2028		6,300	6,460
6.250% due 09/15/2054		6,300	6,155
6.750% due 12/01/2033		2,700	2,886
Goldman Sachs Group, Inc.
2.383% due 07/21/2032 •		4,200	3,669
2.615% due 04/22/2032 •		9,000	8,002
3.691% due 06/05/2028 •		26,100	25,740
4.223% due 05/01/2029 •		27,247	27,096
4.692% due 10/23/2030 •		1,100	1,104
5.016% due 10/23/2035 •		17,300	17,098
5.049% due 07/23/2030 •		17,900	18,201
5.207% due 01/28/2031 •		3,000	3,071
5.536% due 01/28/2036 •		4,500	4,616
5.734% due 01/28/2056 •		10,000	10,008

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.484% due 10/24/2029 •		17,000	18,036
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		4,100	3,748
Goodman U.S. Finance Six LLC 5.125% due 10/07/2034		1,300	1,297
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		21,100	20,689
Greengrove RE Ltd. 12.044% due 04/08/2032 ~		500	500
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		18,800	19,041
6.375% due 07/01/2034		3,100	3,102
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		4,800	4,275
Hardwood Funding LLC
4.840% due 06/07/2028 «(m)		3,900	3,923
4.980% due 06/07/2030 «(m)		3,900	3,939
5.160% due 06/07/2032 «(m)		3,900	3,946
HAT Holdings LLC
3.750% due 09/15/2030		400	367
8.000% due 06/15/2027		2,321	2,421
Highwoods Realty LP
3.050% due 02/15/2030		5,600	5,116
4.125% due 03/15/2028		2,200	2,156
4.200% due 04/15/2029		4,000	3,892
Host Hotels & Resorts LP
2.900% due 12/15/2031		2,000	1,754
3.375% due 12/15/2029		6,300	5,949
3.500% due 09/15/2030		4,900	4,552
5.500% due 04/15/2035		100	99
HPS Corporate Lending Fund 5.950% due 04/14/2032		4,000	3,982
HSBC Holdings PLC
5.130% due 03/03/2031 •		6,500	6,589
5.875% due 09/28/2026 •(j)(k)	GBP	14,400	19,790
Hudson Pacific Properties LP 3.250% due 01/15/2030 (o)		$10,000	8,186
Indian Railway Finance Corp. Ltd. 2.800% due 02/10/2031		3,000	2,702
ING Groep NV
4.250% due 05/16/2031 •(j)(k)		2,900	2,433
5.525% due 03/25/2036 •		1,000	1,018
5.750% due 11/16/2026 •(j)(k)		1,800	1,792
Intercontinental Exchange, Inc.
1.850% due 09/15/2032		17,000	14,134
4.000% due 09/15/2027		3,326	3,310
4.350% due 06/15/2029		3,900	3,907
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		5,900	4,775
5.710% due 01/15/2026		2,200	2,205
6.625% due 06/20/2033		7,416	8,055
7.200% due 11/28/2033		8,869	9,964
7.778% due 06/20/2054 •		6,300	7,074
7.800% due 11/28/2053		700	819
8.248% due 11/21/2033 •		17,000	19,741
Invitation Homes Operating Partnership LP
2.000% due 08/15/2031		2,000	1,704
2.700% due 01/15/2034		15,300	12,652
4.150% due 04/15/2032		2,000	1,894
4.875% due 02/01/2035		600	582
5.450% due 08/15/2030		5,200	5,388
5.500% due 08/15/2033		5,200	5,283
Itau Unibanco Holding SA 6.000% due 02/27/2030		21,000	21,554
JAB Holdings BV 2.200% due 11/23/2030		7,153	6,173
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		11,900	11,442
2.545% due 11/08/2032 •		10,000	8,806
2.580% due 04/22/2032 •		9,600	8,576
2.739% due 10/15/2030 •		22,000	20,518
3.540% due 05/01/2028 •		10,100	9,954
3.702% due 05/06/2030 •		16,000	15,575
3.782% due 02/01/2028 •		7,900	7,834
4.005% due 04/23/2029 •		21,000	20,819
4.203% due 07/23/2029 •		300	299
4.603% due 10/22/2030 •		6,100	6,122
4.912% due 07/25/2033 •(o)		33,672	33,877
4.946% due 10/22/2035 •		8,000	7,919
5.140% due 01/24/2031 •		4,300	4,411
5.294% due 07/22/2035 •		11,900	12,115
5.350% due 06/01/2034 •		46,600	47,958
5.534% due 11/29/2045 •		18,000	18,052
6.087% due 10/23/2029 •		14,800	15,558
JPMorgan Chase Bank NA 5.110% due 12/08/2026		10,000	10,130

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

KBC Group NV
6.250% due 09/17/2031 •(j)(k)	EUR	3,600	4,362
8.000% due 09/05/2028 •(j)(k)		600	784
Kilroy Realty LP
2.500% due 11/15/2032		$7,800	6,283
2.650% due 11/15/2033		4,972	3,908
3.050% due 02/15/2030		6,796	6,153
4.375% due 10/01/2025		5,050	5,042
6.250% due 01/15/2036		7,400	7,382
Kite Realty Group LP 4.950% due 12/15/2031		3,826	3,842
Kizuna RE Pte. Ltd. 7.044% due 04/09/2029 ~		1,046	1,065
KKR Financial Holdings LLC 5.400% due 05/23/2033		10,000	9,634
KKR Group Finance Co. LLC 4.850% due 05/17/2032		2,550	2,539
Lazard Group LLC
4.375% due 03/11/2029		3,046	3,011
4.500% due 09/19/2028		3,500	3,488
6.000% due 03/15/2031		7,200	7,564
Lloyds Bank PLC 0.000% due 04/02/2032 þ		6,200	4,501
Lloyds Banking Group PLC
3.750% due 01/11/2027		6,500	6,446
4.375% due 03/22/2028		500	499
5.985% due 08/07/2027 •		1,800	1,828
6.068% due 06/13/2036 •		13,100	13,474
8.500% due 09/27/2027 •(j)(k)	GBP	19,500	28,122
Logicor Financing SARL 1.625% due 07/15/2027	EUR	4,000	4,598
Longleaf Pine Re Ltd. 21.794% due 05/27/2031 ~		$3,200	3,300
LPL Holdings, Inc. 5.650% due 03/15/2035		8,000	8,048
Marsh & McLennan Cos., Inc.
5.000% due 03/15/2035		16,600	16,604
5.350% due 11/15/2044		1,900	1,870
5.400% due 03/15/2055		9,000	8,681
5.700% due 09/15/2053		4,300	4,323
MassMutual Global Funding 3.400% due 03/08/2026		1,600	1,591
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 •		7,100	7,104
Mercury General Corp. 4.400% due 03/15/2027		2,313	2,295
MetLife, Inc. 10.750% due 08/01/2069		4,000	5,361
Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,769	1,767
1.538% due 07/20/2027 •		4,200	4,076
2.048% due 07/17/2030		3,200	2,843
5.133% due 07/20/2033 •		29,400	29,779
5.354% due 09/13/2028 •		5,200	5,313
5.426% due 04/17/2035 •		2,000	2,043
5.574% due 01/16/2036 •		5,900	6,065
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		19,500	17,067
2.869% due 09/13/2030 •		12,100	11,325
5.594% due 07/10/2035 •		2,000	2,059
MMIFS Re Ltd. 5.548% due 01/10/2033 ~	CAD	300	221
Morgan Stanley
0.000% due 04/02/2032 þ(m)		$15,800	10,968
1.593% due 05/04/2027 •		9,600	9,370
1.794% due 02/13/2032 •		36,100	30,895
2.239% due 07/21/2032 •		20,000	17,324
2.475% due 01/21/2028 •		2,000	1,942
3.622% due 04/01/2031 •		3,600	3,453
4.654% due 10/18/2030 •		18,600	18,639
5.042% due 07/19/2030 •		9,400	9,562
5.123% due 02/01/2029 •		11,600	11,805
5.173% due 01/16/2030 •		17,400	17,768
5.230% due 01/15/2031 •		14,000	14,336
5.250% due 04/21/2034 •		1,700	1,730
5.424% due 07/21/2034 •		13,800	14,142
5.466% due 01/18/2035 •		5,000	5,117
5.587% due 01/18/2036 •		7,900	8,113
6.250% due 08/09/2026		269	274
6.407% due 11/01/2029 •		11,000	11,653
Morgan Stanley Bank NA 5.882% due 10/30/2026		27,000	27,576
Mutual of Omaha Cos. Global Funding
5.350% due 04/09/2027		14,709	14,952
5.450% due 12/12/2028		3,000	3,086

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

National Health Investors, Inc. 3.000% due 02/01/2031		1,500	1,332
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		5,300	3,963
NatWest Group PLC
5.125% due 05/12/2027 •(j)(k)	GBP	30,060	40,451
5.631% due 03/01/2028 ~		$2,900	2,915
7.300% due 11/19/2034 •(j)(k)		3,500	3,484
Neuberger Berman Group LLC 4.500% due 03/15/2027		7,800	7,794
New Immo Holding SA 2.750% due 11/26/2026	EUR	4,500	5,230
New York Life Insurance Co. 4.450% due 05/15/2069		$3,500	2,728
Newmark Group, Inc. 7.500% due 01/12/2029		8,200	8,681
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		8,000	8,237
Nissan Motor Acceptance Co. LLC 2.750% due 03/09/2028		7,400	6,761
NLG Global Funding 5.400% due 01/23/2030		12,100	12,462
Nomura Holdings, Inc.
1.851% due 07/16/2025		1,598	1,596
2.172% due 07/14/2028		4,600	4,295
5.591% due 07/02/2027 ~		12,500	12,589
5.594% due 07/02/2027		3,500	3,578
5.709% due 01/09/2026		11,200	11,259
5.842% due 01/18/2028		15,000	15,472
7.000% due 07/15/2030 •(b)(k)		7,800	7,909
Nordea Bank Abp 3.750% due 03/01/2029 •(j)(k)		1,100	991
Norinchukin Bank 5.094% due 10/16/2029		517	525
Nykredit Realkredit AS
1.000% due 10/01/2050	DKK	60,246	7,458
1.000% due 10/01/2053		1,874	220
1.500% due 10/01/2052		103,397	13,144
Omega Healthcare Investors, Inc.
3.250% due 04/15/2033		$5,274	4,555
4.500% due 04/01/2027		2,600	2,606
4.750% due 01/15/2028		700	703
5.250% due 01/15/2026		600	600
OneMain Finance Corp.
5.375% due 11/15/2029		4,500	4,430
7.875% due 03/15/2030		3,200	3,403
Orange Capital RE DAC 8.323% due 01/17/2029 ~	EUR	250	294
Pacific Life Global Funding
4.850% due 02/10/2030		$1,100	1,118
4.955% due 01/27/2028 ~		21,000	20,987
Palm RE Ltd. 13.794% due 06/09/2031 ~		300	308
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		8,600	6,120
Phillips Edison Grocery Center Operating Partnership LP 5.750% due 07/15/2034		2,800	2,882
Piedmont Operating Partnership LP
6.875% due 07/15/2029		4,800	5,058
9.250% due 07/20/2028		7,000	7,800
Pinnacol Assurance 8.625% due 06/25/2034 «(m)		6,000	6,602
Polestar Re Ltd.
14.794% due 01/07/2028 ~		1,000	1,032
17.544% due 01/07/2027 ~		4,000	4,179
Popular, Inc. 7.250% due 03/13/2028		3,400	3,615
Pricoa Global Funding 0.800% due 09/01/2025		3,300	3,279
Principal Financial Group, Inc. 4.111% due 02/15/2028		3,500	3,467
Principal Life Global Funding 3.000% due 04/18/2026		1,800	1,780
Prologis LP 4.200% due 02/15/2033	CAD	9,500	7,025
Protective Life Corp.
3.400% due 01/15/2030		$7,000	6,675
4.300% due 09/30/2028		10,900	10,878
Protective Life Global Funding 5.432% due 01/14/2032		5,000	5,167
Public Storage Operating Co. 0.500% due 09/09/2030	EUR	2,200	2,269
Purple Re Ltd. 13.294% due 06/07/2027 ~		$3,400	3,480
Quercus Re DAC 10.176% due 01/06/2031 ~	EUR	300	363

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Radian Group, Inc. 6.200% due 05/15/2029		$1,600	1,663
Realty Income Corp.
3.200% due 01/15/2027		5,100	5,015
4.450% due 09/15/2026		4,100	4,103
4.875% due 06/01/2026		4,670	4,683
Regency Centers LP 3.600% due 02/01/2027		880	872
Reliance Standard Life Global Funding 2.750% due 01/21/2027		160	155
Rexford Industrial Realty LP 2.125% due 12/01/2030		6,400	5,571
RGA Global Funding
2.700% due 01/18/2029		4,300	4,035
5.250% due 01/09/2030		8,000	8,213
5.500% due 01/11/2031		6,000	6,193
6.000% due 11/21/2028		4,100	4,303
Sabra Health Care LP
3.200% due 12/01/2031		5,150	4,592
3.900% due 10/15/2029		3,213	3,060
5.125% due 08/15/2026		1,000	1,001
Sammons Financial Group Global Funding 5.050% due 01/10/2028		1,000	1,015
Sammons Financial Group, Inc. 6.875% due 04/15/2034		18,968	20,355
Santander Holdings USA, Inc.
3.244% due 10/05/2026		15,533	15,297
5.353% due 09/06/2030 •		11,421	11,629
5.473% due 03/20/2029 •		10,800	10,983
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		11,952	11,897
4.858% due 09/11/2030 •		2,281	2,279
SBA Tower Trust
1.631% due 05/15/2051		3,800	3,647
1.884% due 07/15/2050		21,000	20,659
Sixth Street Lending Partners
5.750% due 01/15/2030		4,300	4,313
6.125% due 07/15/2030		7,500	7,641
6.500% due 03/11/2029		8,600	8,881
Standard Chartered Bank 4.853% due 12/03/2027		5,000	5,088
Standard Chartered PLC 3.603% due 01/12/2033 •		8,100	7,360
Stifel Financial Corp. 4.000% due 05/15/2030		9,800	9,425
Store Capital LLC
2.700% due 12/01/2031		3,800	3,226
2.750% due 11/18/2030		3,200	2,825
5.400% due 04/30/2030		5,300	5,372
Sumitomo Mitsui Financial Group, Inc.
2.130% due 07/08/2030		2,300	2,056
2.750% due 01/15/2030		4,700	4,367
5.424% due 07/09/2031		10,300	10,693
5.464% due 01/13/2026		6,372	6,405
5.558% due 07/09/2034		9,400	9,711
5.632% due 01/15/2035		36,000	37,273
Sun Communities Operating LP
2.700% due 07/15/2031		5,800	5,143
4.200% due 04/15/2032		7,765	7,360
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(c)(d)		1,139	140
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 ^(c)(d)		1,142	143
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(c)(d)		2,290	286
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(c)(d)		3,443	430
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(c)(d)		3,451	431
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(c)(d)		1,625	200
Synchrony Financial 3.700% due 08/04/2026		4,100	4,062
Tesco Property Finance PLC
5.661% due 10/13/2041	GBP	3,094	4,182
5.801% due 10/13/2040		5,646	7,772
Thames SSNM 9.750% due 10/10/2027 «(b)		1,006	1,291
Torrey Pines Re Ltd.
10.308% due 06/07/2032 ~		$1,000	1,033
11.558% due 06/07/2027 ~		500	522
13.308% due 06/05/2026 ~		300	307
Truist Financial Corp. 7.161% due 10/30/2029 •		5,800	6,275
Trust Fibra Uno
4.869% due 01/15/2030 (o)		1,800	1,711

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.869% due 01/15/2030		250	238
6.390% due 01/15/2050		1,700	1,421
6.950% due 01/30/2044		1,983	1,765
U.S. Bancorp 6.787% due 10/26/2027 •		32,650	33,619
UBS AG
1.250% due 08/07/2026		2,700	2,614
7.500% due 02/15/2028		7,500	8,093
UBS Group AG
1.494% due 08/10/2027 •		11,100	10,738
2.095% due 02/11/2032 •		7,600	6,576
2.746% due 02/11/2033 •		4,500	3,928
4.125% due 09/24/2025		6,897	6,886
4.194% due 04/01/2031 •		12,300	12,047
5.428% due 02/08/2030 •		12,000	12,327
6.246% due 09/22/2029 •		12,800	13,449
6.537% due 08/12/2033 •		12,650	13,764
9.016% due 11/15/2033 •		18,850	23,313
9.250% due 11/13/2028 •(j)(k)		7,000	7,658
UDR, Inc. 3.500% due 01/15/2028		7,425	7,288
UniCredit SpA
7.296% due 04/02/2034 •		5,200	5,502
7.500% due 06/03/2026 •(j)(k)	EUR	11,000	13,468
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(c)(d)		$2,562	83
Unum Group 6.000% due 06/15/2054		1,900	1,877
Ursa Re Ltd. 11.794% due 02/22/2028 ~		1,450	1,459
Veraison Re Ltd. 9.294% due 03/08/2033 ~		250	250
VICI Properties LP
3.875% due 02/15/2029		16,850	16,310
4.125% due 08/15/2030		10,131	9,728
4.500% due 01/15/2028		1,400	1,394
5.125% due 11/15/2031		4,100	4,108
5.125% due 05/15/2032		12,600	12,561
5.625% due 04/01/2035		2,000	2,019
5.750% due 02/01/2027		1,650	1,673
5.750% due 04/01/2034		7,700	7,876
6.125% due 04/01/2054		3,000	2,953
Voya Financial, Inc. 5.000% due 09/20/2034		14,800	14,471
Wells Fargo & Co.
2.393% due 06/02/2028 •		30,750	29,638
3.000% due 04/22/2026		21,809	21,572
3.196% due 06/17/2027 •		10,670	10,544
3.526% due 03/24/2028 •		15,000	14,794
3.584% due 05/22/2028 •		38,906	38,322
4.540% due 08/15/2026 •		8,255	8,253
5.198% due 01/23/2030 •		9,800	10,040
5.244% due 01/24/2031 •		11,100	11,390
5.420% due 04/22/2028 ~		11,400	11,481
5.557% due 07/25/2034 •		14,300	14,763
5.574% due 07/25/2029 •		17,400	17,969
Weyerhaeuser Co.
4.000% due 04/15/2030		8,363	8,161
4.750% due 05/15/2026		23,200	23,250
7.350% due 07/01/2026		2,000	2,045
7.375% due 03/15/2032		5,657	6,391
Windmill Re DAC 7.599% due 07/05/2028 ~	EUR	250	297
WP Carey, Inc. 4.250% due 10/01/2026		$6,446	6,434

			4,050,187

INDUSTRIALS 27.5%
7-Eleven, Inc.
0.950% due 02/10/2026		6,010	5,878
1.800% due 02/10/2031		26,000	22,030
AbbVie, Inc.
4.250% due 11/21/2049		6,700	5,523
5.050% due 03/15/2034		8,000	8,148
5.200% due 03/15/2035		6,000	6,132
5.350% due 03/15/2044		11,869	11,643
5.400% due 03/15/2054		4,200	4,087
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		3,075	3,043
Adnoc Murban Rsc Ltd.
4.250% due 09/11/2029		11,900	11,853
4.500% due 09/11/2034		5,000	4,888
Adventist Health System 2.952% due 03/01/2029		3,000	2,790

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

AEP Transmission Co. LLC 2.750% due 08/15/2051		4,800	2,946
Aeroporti di Roma SpA 1.750% due 07/30/2031	EUR	3,000	3,244
Air Canada Pass-Through Trust
3.300% due 07/15/2031		$3,603	3,376
3.600% due 09/15/2028		2,577	2,519
5.250% due 10/01/2030		2,596	2,624
Aker BP ASA
3.100% due 07/15/2031		12,898	11,525
3.750% due 01/15/2030		4,100	3,905
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		7,249	7,261
Alcon Finance Corp. 3.000% due 09/23/2029		4,900	4,614
Allegion U.S. Holding Co., Inc. 3.550% due 10/01/2027		400	392
Altice France SA
3.375% due 01/15/2028	EUR	2,500	2,473
5.125% due 07/15/2029		$5,900	4,882
Amcor Flexibles North America, Inc. 5.100% due 03/17/2030		2,761	2,809
Amdocs Ltd. 2.538% due 06/15/2030		14,850	13,459
American Airlines Pass-Through Trust
3.000% due 04/15/2030		2,675	2,534
3.150% due 08/15/2033		17,980	16,552
3.200% due 12/15/2029		6,045	5,802
3.350% due 04/15/2031		11,740	11,189
3.375% due 11/01/2028		1,349	1,316
3.575% due 07/15/2029		2,186	2,120
3.650% due 02/15/2029		3,137	3,037
3.700% due 04/01/2028		4,445	4,368
Amgen, Inc.
4.400% due 02/22/2062		2,500	1,953
4.663% due 06/15/2051		7,254	6,216
5.150% due 03/02/2028		5,500	5,621
5.250% due 03/02/2030		9,929	10,234
5.250% due 03/02/2033		21,900	22,434
5.600% due 03/02/2043		33,650	33,402
5.750% due 03/02/2063		25,100	24,421
Apple, Inc.
1.650% due 05/11/2030		1,450	1,292
4.100% due 08/08/2062		4,100	3,233
4.850% due 05/10/2053		11,730	11,194
Ashtead Capital, Inc.
4.000% due 05/01/2028		9,445	9,306
4.250% due 11/01/2029		3,300	3,233
5.800% due 04/15/2034		3,900	3,994
Astrazeneca Finance LLC 4.900% due 02/26/2031		15,400	15,830
Bacardi Ltd. 5.150% due 05/15/2038		10,500	9,716
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		3,200	2,195
Bayer U.S. Finance LLC
4.375% due 12/15/2028		42,800	42,412
6.375% due 11/21/2030		3,900	4,146
6.500% due 11/21/2033		700	751
Becton Dickinson & Co.
3.828% due 06/07/2032	EUR	10,000	12,054
5.081% due 06/07/2029		$13,100	13,389
Becton Dickinson Euro Finance SARL 4.029% due 06/07/2036	EUR	7,000	8,392
Berry Global, Inc.
1.570% due 01/15/2026		$7,400	7,269
4.875% due 07/15/2026		1,722	1,721
Block, Inc.
3.500% due 06/01/2031		1,300	1,193
6.500% due 05/15/2032		7,329	7,566
BMW U.S. Capital LLC
4.650% due 03/19/2027		2,000	2,012
4.750% due 03/21/2028		8,100	8,195
5.326% due 03/21/2028 ~		10,000	9,976
Boeing Co.
2.196% due 02/04/2026		20,368	20,053
2.950% due 02/01/2030		375	348
3.200% due 03/01/2029		185	176
3.250% due 02/01/2028		365	354
3.550% due 03/01/2038		175	141
3.625% due 02/01/2031		3,500	3,299
5.150% due 05/01/2030		8,000	8,149
5.705% due 05/01/2040		21,000	20,761
5.805% due 05/01/2050		46,400	44,540
5.930% due 05/01/2060		30,000	28,543
6.259% due 05/01/2027		2,400	2,470

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.298% due 05/01/2029		24,823	26,250
Booz Allen Hamilton, Inc.
3.875% due 09/01/2028		600	582
5.950% due 08/04/2033		7,606	7,817
Boston Scientific Corp. 2.650% due 06/01/2030		25,600	23,709
British Airways Pass-Through Trust
3.300% due 06/15/2034		7,713	7,183
4.250% due 05/15/2034		1,201	1,154
Broadcom, Inc.
2.450% due 02/15/2031		21,400	19,142
2.600% due 02/15/2033		3,800	3,252
3.137% due 11/15/2035		22,839	19,272
3.187% due 11/15/2036		24,922	20,670
3.469% due 04/15/2034		4,000	3,575
4.926% due 05/15/2037		37,864	36,768
CAB SELAS 3.375% due 02/01/2028 (o)	EUR	1,102	1,237
Cameron LNG LLC
3.302% due 01/15/2035		$4,300	3,688
3.402% due 01/15/2038		10,600	9,058
Canadian Natural Resources Ltd.
5.000% due 12/15/2029		578	583
5.400% due 12/15/2034		8,000	7,953
6.250% due 03/15/2038		2,800	2,906
6.450% due 06/30/2033		2,101	2,242
Canadian Pacific Railway Co.
2.450% due 12/02/2031		15,000	13,175
4.950% due 08/15/2045		1,631	1,487
6.125% due 12/31/2099		10,000	10,201
Carnival Corp.
4.000% due 08/01/2028		12,200	11,948
5.750% due 03/15/2030		9,350	9,514
CDW LLC
2.670% due 12/01/2026		10,100	9,853
5.100% due 03/01/2030		6,000	6,047
Centene Corp.
2.450% due 07/15/2028		3,500	3,253
2.500% due 03/01/2031		13,535	11,662
2.625% due 08/01/2031		17,620	15,109
3.000% due 10/15/2030		10,819	9,674
3.375% due 02/15/2030		900	830
4.625% due 12/15/2029		12,416	12,084
CGI, Inc. 4.950% due 03/14/2030		4,450	4,496
Charter Communications Operating LLC
2.300% due 02/01/2032		7,662	6,468
3.700% due 04/01/2051		5,000	3,333
3.850% due 04/01/2061		23,000	14,748
3.900% due 06/01/2052		13,500	9,273
3.950% due 06/30/2062		2,200	1,419
4.800% due 03/01/2050		5,400	4,324
5.125% due 07/01/2049		17,200	14,312
5.375% due 05/01/2047		6,985	6,067
5.750% due 04/01/2048		15,890	14,461
6.100% due 06/01/2029		129	135
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039		5,200	4,235
3.700% due 11/15/2029		47,274	45,619
5.125% due 06/30/2027		19,335	19,524
Cheniere Energy Partners LP
5.550% due 10/30/2035 (b)		5,000	5,041
5.750% due 08/15/2034		10,000	10,275
Choice Hotels International, Inc.
3.700% due 12/01/2029		2,787	2,635
5.850% due 08/01/2034		2,100	2,118
Chord Energy Corp. 6.750% due 03/15/2033		1,200	1,227
Cigna Group 2.375% due 03/15/2031		6,278	5,583
Comcast Corp. 2.800% due 01/15/2051		22,300	13,396
Community Health Systems, Inc.
4.750% due 02/15/2031		4,900	4,193
6.000% due 01/15/2029		1,200	1,155
Constellation Brands, Inc.
3.700% due 12/06/2026		1,008	1,000
4.800% due 01/15/2029		1,400	1,415
4.900% due 05/01/2033		2,527	2,505
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(m)		5,004	5,080
Coterra Energy, Inc. 5.600% due 03/15/2034		2,315	2,336
Crown Castle Towers LLC 4.241% due 07/15/2048		11,900	11,697

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

CSL Finance PLC 4.050% due 04/27/2029		4,500	4,463
CVS Health Corp.
3.000% due 08/15/2026		375	369
5.000% due 01/30/2029		18,400	18,684
5.700% due 06/01/2034		1,300	1,339
6.000% due 06/01/2044		1,600	1,583
6.050% due 06/01/2054		5,400	5,296
CVS Pass-Through Trust
4.163% due 08/11/2036		263	244
5.789% due 01/10/2026		6	6
5.926% due 01/10/2034		273	276
6.036% due 12/10/2028		2,217	2,249
8.353% due 07/10/2031		234	254
DAE Funding LLC 3.375% due 03/20/2028		6,300	6,067
Dell International LLC
4.900% due 10/01/2026		6,050	6,079
6.020% due 06/15/2026		5,942	5,999
Delta Air Lines, Inc.
3.750% due 10/28/2029		2,500	2,391
7.375% due 01/15/2026		33,801	34,297
Diamondback Energy, Inc.
5.400% due 04/18/2034		7,900	7,927
5.750% due 04/18/2054		8,300	7,712
DISH DBS Corp. 5.250% due 12/01/2026		750	682
DT Midstream, Inc. 5.800% due 12/15/2034		2,400	2,446
Eastern Gas Transmission & Storage, Inc.
3.000% due 11/15/2029		3,250	3,071
3.900% due 11/15/2049		3,700	2,671
Edwards Lifesciences Corp. 4.300% due 06/15/2028		6,700	6,692
Elevance Health, Inc.
2.550% due 03/15/2031		2,000	1,796
3.650% due 12/01/2027		8,806	8,704
4.950% due 11/01/2031		1,600	1,623
5.200% due 02/15/2035		4,200	4,246
5.700% due 02/15/2055		3,300	3,200
Eli Lilly & Co. 4.600% due 08/14/2034		11,400	11,301
ELO SACA 4.875% due 12/08/2028	EUR	6,000	6,421
Embraer Netherlands Finance BV 5.980% due 02/11/2035		$1,000	1,031
Enbridge, Inc.
2.500% due 08/01/2033		14,800	12,305
4.250% due 12/01/2026		3,300	3,295
5.625% due 04/05/2034		4,500	4,626
5.700% due 03/08/2033		9,600	9,958
Energy Transfer LP
3.900% due 07/15/2026		5,861	5,824
4.950% due 06/15/2028		6,200	6,294
5.350% due 05/15/2045		2,600	2,344
5.600% due 09/01/2034		7,500	7,621
5.700% due 04/01/2035		7,900	8,050
5.750% due 02/15/2033		4,600	4,777
5.800% due 06/15/2038		6,230	6,257
5.950% due 05/15/2054		9,000	8,569
6.050% due 09/01/2054		18,700	17,990
6.200% due 04/01/2055		4,800	4,729
6.500% due 02/01/2042		3,600	3,734
6.625% due 10/15/2036		206	222
7.500% due 07/01/2038		4,302	4,929
Eni SpA 5.950% due 05/15/2054		14,200	13,753
Entergy Louisiana LLC
3.120% due 09/01/2027		4,300	4,207
5.150% due 09/15/2034		9,000	9,058
5.350% due 03/15/2034		3,267	3,353
Enterprise Products Operating LLC
4.450% due 02/15/2043		6,890	5,969
4.950% due 02/15/2035		7,900	7,876
5.200% due 01/15/2036		18,600	18,735
5.700% due 02/15/2042		2,002	2,020
7.573% due 08/16/2077 ~		7,651	7,618
EQT Corp.
4.500% due 01/15/2029		3,235	3,197
4.750% due 01/15/2031		6,300	6,205
5.750% due 02/01/2034		3,100	3,207
Essent Group Ltd. 6.250% due 07/01/2029		6,600	6,839
Expand Energy Corp.
5.700% due 01/15/2035		13,900	14,110
6.750% due 04/15/2029		1,261	1,277

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

FactSet Research Systems, Inc. 2.900% due 03/01/2027		10,000	9,748
FirstEnergy Pennsylvania Electric Co.
3.600% due 06/01/2029		1,020	985
6.150% due 10/01/2038		1,600	1,696
Fiserv, Inc.
3.500% due 07/01/2029		3,000	2,891
4.200% due 10/01/2028		4,905	4,880
Flex Intermediate Holdco LLC 3.363% due 06/30/2031		36,900	32,816
Flex Ltd.
4.875% due 06/15/2029		8,100	8,154
5.250% due 01/15/2032		3,400	3,439
Ford Foundation 2.815% due 06/01/2070		1,600	895
Fox Corp. 6.500% due 10/13/2033		10,300	11,148
Freeport Minerals Corp. 9.500% due 06/01/2031		200	245
Gatwick Funding Ltd. 6.125% due 03/02/2028	GBP	6,200	8,597
Global Payments, Inc.
3.200% due 08/15/2029		$6,072	5,744
4.875% due 03/17/2031	EUR	1,300	1,610
goeasy Ltd. 9.250% due 12/01/2028		$300	318
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		1,200	1,215
6.103% due 08/23/2042		8,000	8,012
6.129% due 02/23/2038		1,700	1,754
Grifols SA 7.500% due 05/01/2030 (m)	EUR	6,000	7,411
Gulfstream Natural Gas System LLC 4.600% due 09/15/2025		$2,900	2,898
Haleon U.S. Capital LLC
3.375% due 03/24/2027		4,802	4,734
3.375% due 03/24/2029		1,700	1,644
HCA, Inc.
3.500% due 09/01/2030		5,000	4,730
3.500% due 07/15/2051		4,500	2,984
3.625% due 03/15/2032		2,700	2,492
4.125% due 06/15/2029		6,800	6,683
4.625% due 03/15/2052		2,400	1,930
5.125% due 06/15/2039		1,000	941
5.450% due 09/15/2034		1,100	1,110
5.500% due 06/01/2033		19,000	19,461
5.625% due 09/01/2028		11,500	11,842
5.750% due 03/01/2035		16,406	16,880
5.875% due 02/01/2029		1,500	1,557
5.900% due 06/01/2053		5,200	5,025
5.950% due 09/15/2054		8,000	7,781
Heathrow Finance PLC 4.125% due 09/01/2029	GBP	3,200	4,050
HEICO Corp.
5.250% due 08/01/2028		$2,000	2,053
5.350% due 08/01/2033		1,900	1,946
Hess Corp. 7.875% due 10/01/2029		3,600	4,058
Humana, Inc. 5.375% due 04/15/2031		6,000	6,140
Hyatt Hotels Corp.
5.050% due 03/30/2028		3,000	3,033
5.375% due 12/15/2031		4,700	4,768
Hyundai Capital America
1.500% due 06/15/2026		11,500	11,168
2.000% due 06/15/2028		15,200	14,072
4.850% due 03/25/2027		4,000	4,019
5.509% due 08/04/2025 •		13,000	13,006
6.000% due 07/11/2025		200	200
Illumina, Inc.
2.550% due 03/23/2031		1,000	880
4.650% due 09/09/2026		1,300	1,302
5.750% due 12/13/2027		395	405
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	1,000	1,276
Imperial Brands Finance PLC 6.125% due 07/27/2027		$6,000	6,196
Infor LLC 1.750% due 07/15/2025		8,900	8,888
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,500	4,635
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032		3,000	3,011
Jabil, Inc. 5.450% due 02/01/2029		2,200	2,258

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

JDE Peet's NV 4.500% due 01/23/2034	EUR	3,700	4,565
JetBlue Airways Corp. 9.875% due 09/20/2031		$19,000	18,497
JetBlue Pass-Through Trust 2.750% due 11/15/2033		6,073	5,329
Kinder Morgan Energy Partners LP
7.300% due 08/15/2033		5,726	6,459
7.400% due 03/15/2031		500	562
7.500% due 11/15/2040		5,500	6,302
Kinder Morgan, Inc.
3.600% due 02/15/2051		2,000	1,379
5.200% due 06/01/2033		6,900	6,936
5.300% due 12/01/2034		1,000	999
7.750% due 01/15/2032		16,050	18,538
Kodiak Gas Services LLC 7.250% due 02/15/2029		800	828
Kraft Heinz Foods Co.
5.000% due 06/04/2042		2,400	2,167
6.500% due 02/09/2040		1,258	1,346
6.875% due 01/26/2039		13,500	14,943
7.125% due 08/01/2039		7,120	8,029
Las Vegas Sands Corp.
3.900% due 08/08/2029		4,050	3,859
6.000% due 08/15/2029		57,275	58,892
6.200% due 08/15/2034		24,685	25,231
Leidos, Inc.
2.300% due 02/15/2031		16,750	14,664
4.375% due 05/15/2030		4,100	4,042
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		7,000	6,150
Live Nation Entertainment, Inc. 3.750% due 01/15/2028		10,091	9,790
Lockheed Martin Corp.
4.300% due 06/15/2062		17,000	13,438
4.800% due 08/15/2034		8,516	8,493
Marathon Petroleum Corp. 5.150% due 03/01/2030		3,550	3,619
Marriott International, Inc.
3.500% due 10/15/2032		9,700	8,823
4.500% due 10/01/2034		6,099	5,876
4.625% due 06/15/2030		6,100	6,117
Mars, Inc.
5.200% due 03/01/2035		4,300	4,354
5.650% due 05/01/2045		8,300	8,325
5.700% due 05/01/2055		1,500	1,497
Martin Marietta Materials, Inc. 2.400% due 07/15/2031		3,911	3,451
Marvell Technology, Inc.
1.650% due 04/15/2026		7,676	7,503
4.875% due 06/22/2028		100	101
Massachusetts Institute of Technology 4.678% due 12/31/2099		150	125
McDonald's Corp.
2.625% due 09/01/2029		4,350	4,085
3.800% due 04/01/2028		225	223
MDC Holdings, Inc. 3.966% due 08/06/2061		200	146
Meta Platforms, Inc.
4.750% due 08/15/2034		6,000	6,030
5.550% due 08/15/2064		8,500	8,314
5.600% due 05/15/2053		6,500	6,504
Micron Technology, Inc.
5.300% due 01/15/2031		2,100	2,151
5.327% due 02/06/2029		6,400	6,553
Mitchells & Butlers Finance PLC 4.808% (BP0003M + 0.450%) due 12/15/2030 ~	GBP	386	525
Motorola Solutions, Inc. 4.600% due 05/23/2029		$1,750	1,759
MPLX LP
4.900% due 04/15/2058		2,600	2,088
4.950% due 03/14/2052		4,100	3,398
5.400% due 04/01/2035		21,500	21,354
MSCI, Inc.
3.250% due 08/15/2033		10,400	9,121
3.875% due 02/15/2031		1,500	1,415
National Football League
5.250% due 10/05/2034 «		19,400	19,476
5.420% due 10/05/2037 «		6,900	6,935
National Grid Electricity Transmission PLC 2.000% due 04/17/2040	GBP	1,400	1,204
Netflix, Inc.
3.875% due 11/15/2029	EUR	11,800	14,531
4.875% due 06/15/2030		$900	921
Newcastle Coal Infrastructure Group Pty. Ltd. 4.400% due 09/29/2027		2,041	2,017

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Nissan Motor Co. Ltd.
3.522% due 09/17/2025	4,900	4,873
4.345% due 09/17/2027	12,410	11,922
Norfolk Southern Corp.
4.100% due 05/15/2121	4,200	2,912
5.950% due 03/15/2064	900	927
Northrop Grumman Corp. 7.750% due 03/15/2026	102	104
NVR, Inc. 3.000% due 05/15/2030	35,314	32,907
NXP BV
3.875% due 06/18/2026	6,700	6,663
5.350% due 03/01/2026	4,800	4,823
Occidental Petroleum Corp.
5.550% due 10/01/2034	1,200	1,178
6.050% due 10/01/2054	8,200	7,522
6.200% due 03/15/2040	3,260	3,193
8.875% due 07/15/2030	17,067	19,515
ONEOK Partners LP
6.125% due 02/01/2041	1,700	1,695
6.200% due 09/15/2043	3,450	3,437
Oracle Corp.
2.300% due 03/25/2028	3,200	3,038
2.875% due 03/25/2031	14,900	13,595
3.950% due 03/25/2051	5,300	3,915
4.000% due 07/15/2046	11,000	8,491
4.000% due 11/15/2047	3,700	2,835
4.100% due 03/25/2061	16,600	12,012
4.900% due 02/06/2033	4,300	4,313
5.500% due 08/03/2035	24,100	24,645
5.500% due 09/27/2064	21,900	19,963
6.000% due 08/03/2055	7,300	7,294
Paramount Global
3.700% due 06/01/2028	4,100	3,981
6.875% due 04/30/2036	9,000	9,222
Permian Resources Operating LLC 6.250% due 02/01/2033	5,600	5,656
Petroleos Mexicanos
5.350% due 02/12/2028	6,200	5,957
6.700% due 02/16/2032	12,251	11,393
Philip Morris International, Inc.
5.250% due 02/13/2034	7,900	8,062
5.375% due 02/15/2033	6,000	6,199
5.625% due 11/17/2029	3,100	3,256
5.750% due 11/17/2032	11,500	12,163
Pioneer Natural Resources Co. 7.200% due 01/15/2028	4,497	4,822
Plains All American Pipeline LP 5.950% due 06/15/2035	4,100	4,217
QatarEnergy LNG S3 5.838% due 09/30/2027	376	382
Quanta Services, Inc. 2.350% due 01/15/2032	4,600	3,963
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,800	1,564
RELX Capital, Inc. 4.750% due 03/27/2030	100	101
Renesas Electronics Corp. 2.170% due 11/25/2026	3,200	3,096
Revvity, Inc. 3.300% due 09/15/2029	300	284
Royal Caribbean Cruises Ltd.
3.700% due 03/15/2028	6,700	6,529
5.500% due 04/01/2028	15,200	15,399
5.625% due 09/30/2031	3,700	3,725
Royalty Pharma PLC 1.750% due 09/02/2027	9,450	8,952
RTX Corp.
4.125% due 11/16/2028	600	598
5.375% due 02/27/2053	13,300	12,742
6.100% due 03/15/2034	15,900	17,197
6.400% due 03/15/2054	4,200	4,608
7.200% due 08/15/2027	125	133
S&P Global, Inc. 4.250% due 05/01/2029	5,542	5,541
Sabine Pass Liquefaction LLC
4.500% due 05/15/2030	6,500	6,492
5.875% due 06/30/2026	9,007	9,057
Santos Finance Ltd.
3.649% due 04/29/2031	20,000	18,631
5.250% due 03/13/2029	5,000	5,048
6.875% due 09/19/2033	17,900	19,557
Saudi Arabian Oil Co.
2.250% due 11/24/2030	1,000	889
5.250% due 07/17/2034	2,400	2,427

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Seadrill Finance Ltd. 8.375% due 08/01/2030		400	408
Sherwin-Williams Co. 3.450% due 08/01/2025		200	200
South Bow USA Infrastructure Holdings LLC 5.584% due 10/01/2034		6,517	6,452
Southern Co. 4.850% due 03/15/2035		17,500	17,120
Spirit AeroSystems, Inc.
3.850% due 06/15/2026		3,800	3,724
4.600% due 06/15/2028		16,831	16,557
9.750% due 11/15/2030		2,500	2,760
Spirit Airlines Pass-Through Trust
3.375% due 08/15/2031		250	222
3.650% due 08/15/2031		812	705
4.100% due 10/01/2029		2,030	1,866
Starbucks Corp. 4.800% due 05/15/2030		1,700	1,722
Stonepeak Nile Parent LLC 7.250% due 03/15/2032		100	106
Stryker Corp.
1.950% due 06/15/2030		20,594	18,378
4.250% due 09/11/2029		630	629
4.625% due 09/11/2034		9,300	9,160
4.850% due 12/08/2028		8,000	8,159
4.850% due 02/10/2030		10,000	10,206
5.200% due 02/10/2035		1,600	1,631
Synopsys, Inc.
4.550% due 04/01/2027		11,500	11,563
4.850% due 04/01/2030		1,400	1,420
5.150% due 04/01/2035		10,000	10,083
Synthos SA 2.500% due 06/07/2028 (o)	EUR	5,760	6,413
T-Mobile USA, Inc.
2.050% due 02/15/2028		$10,500	9,927
2.550% due 02/15/2031		16,800	15,048
2.625% due 02/15/2029		600	563
3.000% due 02/15/2041		32,700	23,944
3.300% due 02/15/2051		40,000	26,572
3.400% due 10/15/2052		4,600	3,076
3.600% due 11/15/2060		5,700	3,804
3.875% due 04/15/2030		28,342	27,535
5.050% due 07/15/2033		2,000	2,014
5.250% due 06/15/2055		20,500	18,735
5.650% due 01/15/2053		4,800	4,647
5.750% due 01/15/2054		5,200	5,098
5.800% due 09/15/2062		2,400	2,353
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027		3,600	3,566
Tapestry, Inc.
5.100% due 03/11/2030		6,500	6,588
5.500% due 03/11/2035		7,100	7,131
Targa Resources Corp.
4.200% due 02/01/2033		4,000	3,750
4.950% due 04/15/2052		8,000	6,682
6.150% due 03/01/2029		8,300	8,731
TCI Communications, Inc. 7.875% due 02/15/2026		600	612
TD SYNNEX Corp.
2.375% due 08/09/2028		14,300	13,398
2.650% due 08/09/2031		8,700	7,513
TDF Infrastructure SASU 1.750% due 12/01/2029	EUR	1,600	1,771
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	999	1,510
Thames Water Utilities Finance PLC
4.375% due 01/18/2033	EUR	20,117	15,509
5.500% due 02/11/2043	GBP	1,000	913
6.500% due 02/09/2034		200	185
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (g)		136	158
Time Warner Cable LLC 4.500% due 09/15/2042		$4,000	3,188
Times Square Hotel Trust 8.528% due 08/01/2026		107	107
Transcontinental Gas Pipe Line Co. LLC
3.250% due 05/15/2030		2,900	2,737
7.850% due 02/01/2026		12,066	12,191
Transurban Finance Co. Pty. Ltd. 2.450% due 03/16/2031		7,350	6,530
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		1,219	1,180
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(c)(d)		3,061	856
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 (c)		1,449	1,166

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

United Airlines Pass-Through Trust
2.700% due 11/01/2033		757	678
2.875% due 04/07/2030		13,620	12,879
3.100% due 01/07/2030		879	841
3.100% due 04/07/2030		3,180	2,969
3.450% due 01/07/2030		2,538	2,428
3.500% due 09/01/2031		1,150	1,085
3.700% due 09/01/2031		2,517	2,351
4.150% due 02/25/2033		7,891	7,576
5.450% due 08/15/2038		10,111	10,239
5.875% due 04/15/2029		12,760	13,031
UnitedHealth Group, Inc.
2.900% due 05/15/2050		5,500	3,426
4.950% due 01/15/2032		10,093	10,226
5.150% due 07/15/2034		15,200	15,361
5.200% due 04/15/2063		23,860	21,281
5.500% due 07/15/2044		11,000	10,721
5.625% due 07/15/2054		5,000	4,854
5.750% due 07/15/2064		5,000	4,867
5.875% due 02/15/2053		2,500	2,506
Vale Overseas Ltd. 6.400% due 06/28/2054		4,100	4,033
Var Energi ASA
5.500% due 05/04/2029	EUR	500	632
8.000% due 11/15/2032		$6,200	7,033
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		17,500	16,511
3.875% due 11/01/2033		11,000	9,628
4.125% due 08/15/2031		13,000	12,042
6.250% due 01/15/2030		8,950	9,237
Venture Global LNG, Inc.
7.000% due 01/15/2030		11,825	11,964
8.375% due 06/01/2031		2,500	2,598
VeriSign, Inc. 2.700% due 06/15/2031		1,706	1,530
Virgin Media Secured Finance PLC
4.250% due 01/15/2030	GBP	5,800	7,302
5.250% due 05/15/2029		1,000	1,328
Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		$6,200	5,684
VMware LLC
2.200% due 08/15/2031		3,300	2,865
3.900% due 08/21/2027		13,435	13,322
4.650% due 05/15/2027		6,438	6,478
4.700% due 05/15/2030		24,482	24,588
VOC Escrow Ltd. 5.000% due 02/15/2028		6,000	5,973
Vulcan Materials Co. 4.950% due 12/01/2029		105	107
Walt Disney Co. 7.700% due 10/30/2025		153	154
Warnermedia Holdings, Inc. 5.141% due 03/15/2052		392	244
Weir Group, Inc. 5.350% due 05/06/2030		5,300	5,376
Western Midstream Operating LP 5.450% due 11/15/2034		9,900	9,711
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		15,933	16,029
Weyerhaeuser Co. 7.700% due 02/15/2026		7,658	7,799
Whistler Pipeline LLC 5.700% due 09/30/2031		2,932	2,991
Williams Cos., Inc.
5.150% due 03/15/2034		1,400	1,398
5.600% due 03/15/2035		19,400	19,952
Woodside Finance Ltd.
3.700% due 09/15/2026		11,375	11,262
3.700% due 03/15/2028		6,100	5,955
4.500% due 03/04/2029		2,300	2,272
5.100% due 09/12/2034		5,400	5,232
5.400% due 05/19/2030		12,100	12,277
5.700% due 09/12/2054		5,000	4,521
Wynn Resorts Finance LLC 6.250% due 03/15/2033		9,400	9,466
Yellowstone Energy LP 5.750% due 12/31/2026		959	947
Yorkshire Water Finance PLC 1.750% due 10/27/2032	GBP	7,200	7,660

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Zoetis, Inc. 2.000% due 05/15/2030		$7,000	6,294

			3,432,855

UTILITIES 8.7%
AEP Texas, Inc. 6.650% due 02/15/2033		2,425	2,629
AES Corp.
2.450% due 01/15/2031		3,100	2,712
3.950% due 07/15/2030		5,200	4,947
5.450% due 06/01/2028		2,400	2,453
5.800% due 03/15/2032		7,700	7,822
6.950% due 07/15/2055 •		2,700	2,641
7.600% due 01/15/2055 •		12,550	12,953
Alliant Energy Finance LLC 3.600% due 03/01/2032		1,500	1,360
American Electric Power Co., Inc.
3.875% due 02/15/2062 •		6,200	5,964
5.200% due 01/15/2029		2,800	2,873
Anglian Water Services Financing PLC 6.000% due 06/20/2039	GBP	1,400	1,882
Appalachian Power Co. 3.700% due 05/01/2050		$3,000	2,123
Arizona Public Service Co.
2.650% due 09/15/2050		8,900	5,265
3.350% due 05/15/2050		3,750	2,546
5.500% due 09/01/2035		4,300	4,307
AT&T, Inc.
2.750% due 06/01/2031		16,200	14,693
3.500% due 06/01/2041		36,300	28,497
3.550% due 09/15/2055		23,160	15,640
3.650% due 06/01/2051		25,700	18,275
3.650% due 09/15/2059		30,575	20,529
3.850% due 06/01/2060		25,750	18,020
Atlantic City Electric Co. 4.000% due 10/15/2028		4,600	4,581
Berkshire Hathaway Energy Co. 4.450% due 01/15/2049		1,850	1,531
Black Hills Corp.
2.500% due 06/15/2030		10,400	9,363
3.875% due 10/15/2049		5,500	3,998
6.000% due 01/15/2035		11,850	12,299
6.150% due 05/15/2034		4,200	4,410
Capital Power U.S. Holdings, Inc. 6.189% due 06/01/2035		4,000	4,130
CenterPoint Energy Houston Electric LLC 5.050% due 03/01/2035		6,600	6,597
Clearway Energy Operating LLC 3.750% due 02/15/2031		3,500	3,216
Cleveland Electric Illuminating Co. 3.500% due 04/01/2028		4,200	4,087
Columbia Pipelines Holding Co. LLC
6.042% due 08/15/2028		4,000	4,166
6.055% due 08/15/2026		2,000	2,025
Columbia Pipelines Operating Co. LLC 6.036% due 11/15/2033		3,000	3,150
Constellation Energy Generation LLC
5.750% due 10/01/2041		2,579	2,582
6.500% due 10/01/2053		3,590	3,858
Dominion Energy, Inc. 2.250% due 08/15/2031		3,500	3,062
DTE Energy Co.
2.950% due 03/01/2030		2,441	2,280
3.400% due 06/15/2029		2,387	2,291
5.100% due 03/01/2029		5,700	5,814
Duke Energy Carolinas LLC
2.450% due 08/15/2029		12,300	11,478
6.050% due 04/15/2038		1,227	1,317
Duke Energy Progress LLC 5.050% due 03/15/2035		7,600	7,636
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027		15,400	14,933
Edison International
5.450% due 06/15/2029		1,700	1,682
5.750% due 06/15/2027		10,020	10,092
6.250% due 03/15/2030		3,100	3,150
8.125% due 06/15/2053 •(o)		4,400	4,261
Electricite de France SA
4.500% due 09/21/2028		1,000	999
9.125% due 03/15/2033 •(j)		3,900	4,409
Emera U.S. Finance LP 4.750% due 06/15/2046		6,300	5,245
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027		714	706

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Enel Finance America LLC 2.875% due 07/12/2041		2,581	1,760
Enel Finance International NV
2.125% due 07/12/2028		8,000	7,471
2.500% due 07/12/2031		10,100	8,864
Entergy Corp.
1.900% due 06/15/2028		5,900	5,520
3.750% due 06/15/2050		1,000	716
Entergy Texas, Inc.
5.250% due 04/15/2035		4,200	4,236
5.550% due 09/15/2054		2,775	2,651
5.800% due 09/01/2053		800	790
EP Infrastructure AS 1.816% due 03/02/2031	EUR	2,200	2,323
EPH Financing International AS
5.875% due 11/30/2029		4,900	6,175
6.651% due 11/13/2028		3,900	4,989
Evergy Metro, Inc. 2.250% due 06/01/2030		$400	361
Eversource Energy 5.500% due 01/01/2034		1,100	1,121
Fells Point Funding Trust 3.046% due 01/31/2027		11,500	11,255
FirstEnergy Transmission LLC 5.000% due 01/15/2035		5,500	5,445
FORESEA Holding SA 7.500% due 06/15/2030		1,905	1,812
Gazprom PJSC Via Gaz Finance PLC 2.950% due 01/27/2029		18,600	13,299
Georgia Power Co.
3.250% due 03/15/2051		3,200	2,197
3.700% due 01/30/2050		4,200	3,137
Interstate Power & Light Co. 4.950% due 09/30/2034		2,500	2,452
IPALCO Enterprises, Inc.
4.250% due 05/01/2030		1,379	1,325
5.750% due 04/01/2034		5,700	5,736
Jersey Central Power & Light Co. 4.300% due 01/15/2026		7,491	7,477
Liberty Utilities Co. 5.577% due 01/31/2029		4,200	4,323
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028		2,500	2,484
MidAmerican Energy Co.
3.150% due 04/15/2050		500	338
4.250% due 05/01/2046		1,800	1,494
5.300% due 02/01/2055		3,800	3,620
5.350% due 01/15/2034		2,100	2,177
Midwest Connector Capital Co. LLC 4.625% due 04/01/2029		3,155	3,129
Mississippi Power Co. 3.950% due 03/30/2028		14,645	14,594
Narragansett Electric Co. 5.350% due 05/01/2034		4,200	4,264
National Grid PLC
5.602% due 06/12/2028		6,000	6,215
5.809% due 06/12/2033		5,500	5,784
Nevada Power Co. 5.450% due 05/15/2041		4,059	4,018
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	10,200	7,555
4.670% due 06/12/2035		16,700	12,442
4.800% due 12/01/2077 •		$4,300	4,129
6.750% due 06/15/2054 •		8,000	8,320
NRG Energy, Inc. 2.450% due 12/02/2027		1,000	949
Oi SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (c)		2,261	1,472
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (c)		4,817	325
ONEOK, Inc.
4.550% due 07/15/2028		5,671	5,685
4.950% due 07/13/2047		9,972	8,381
5.050% due 11/01/2034		61,400	59,782
5.200% due 07/15/2048		3,985	3,454
6.625% due 09/01/2053		14,300	14,874
Pacific Gas & Electric Co.
2.500% due 02/01/2031		7,500	6,514
3.000% due 06/15/2028		5,400	5,130
3.150% due 01/01/2026		10,801	10,699
3.250% due 06/01/2031		1,600	1,437
3.300% due 12/01/2027		22,816	22,082
3.300% due 08/01/2040		2,700	1,934
3.450% due 07/01/2025		15,655	15,654
3.500% due 08/01/2050		13,050	8,379
3.750% due 07/01/2028		15,079	14,636

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

3.750% due 08/15/2042		2,600	1,856
4.250% due 03/15/2046		2,100	1,567
4.300% due 03/15/2045		1,932	1,460
4.500% due 07/01/2040		2,800	2,335
4.500% due 12/15/2041		4,300	3,383
4.600% due 06/15/2043		4,900	3,888
4.650% due 08/01/2028		17,000	16,909
4.750% due 02/15/2044		5,700	4,644
4.950% due 07/01/2050		7,865	6,347
5.250% due 03/01/2052		13,600	11,330
5.900% due 10/01/2054		1,087	987
6.000% due 08/15/2035		5,000	5,058
PacifiCorp
2.700% due 09/15/2030		1,500	1,372
2.900% due 06/15/2052		6,900	4,091
5.300% due 02/15/2031		6,200	6,389
5.350% due 12/01/2053		5,450	4,905
5.750% due 04/01/2037		8,278	8,432
5.800% due 01/15/2055		5,000	4,790
7.375% due 09/15/2055 •		9,000	9,379
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050		4,300	2,881
3.640% due 11/01/2046		1,500	1,097
5.100% due 02/15/2035		5,000	5,032
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~		12,700	12,722
Public Service Co. of Oklahoma
2.200% due 08/15/2031		1,400	1,214
3.150% due 08/15/2051		1,500	942
Rio Oil Finance Trust 9.750% due 01/06/2027		3,334	3,452
San Diego Gas & Electric Co.
1.700% due 10/01/2030		12,400	10,798
4.100% due 06/15/2049		9,500	7,321
5.400% due 04/15/2035		5,000	5,108
SCE Recovery Funding LLC 5.112% due 12/14/2049		3,700	3,460
Sempra
3.400% due 02/01/2028		440	430
4.125% due 04/01/2052 •		4,100	3,953
5.500% due 08/01/2033		2,560	2,615
6.400% due 10/01/2054 •		1,500	1,428
6.875% due 10/01/2054 •		6,100	6,167
Southern California Edison Co.
1.200% due 02/01/2026		7,200	7,020
2.500% due 06/01/2031		2,600	2,259
2.750% due 02/01/2032		10,500	9,057
2.950% due 02/01/2051		7,600	4,457
3.450% due 02/01/2052		8,200	5,159
3.650% due 02/01/2050		2,000	1,324
3.900% due 12/01/2041		1,100	831
3.900% due 03/15/2043		6,100	4,508
4.000% due 04/01/2047		14,900	10,715
4.400% due 09/06/2026		1,500	1,498
4.650% due 10/01/2043		600	486
4.875% due 02/01/2027		2,200	2,213
4.875% due 03/01/2049		8,468	6,781
5.250% due 03/15/2030		3,900	3,942
5.300% due 03/01/2028		8,300	8,409
5.450% due 03/01/2035		20,900	20,529
5.850% due 11/01/2027		5,400	5,535
6.650% due 04/01/2029		8,039	8,444
Southern California Gas Co.
2.550% due 02/01/2030		2,200	2,022
5.200% due 06/01/2033		10,300	10,447
Southern Co. Gas Capital Corp.
1.750% due 01/15/2031		12,000	10,321
3.250% due 06/15/2026		4,217	4,171
3.875% due 11/15/2025		2,300	2,291
Southern Power Co. 5.250% due 07/15/2043		1,000	937
Southwest Gas Corp. 4.050% due 03/15/2032		5,775	5,488
Southwestern Electric Power Co. 3.250% due 11/01/2051		115	74
Southwestern Public Service Co.
3.150% due 05/01/2050		8,200	5,317
6.000% due 06/01/2054		4,000	4,039
SPP-Distribucia AS 1.000% due 06/09/2031	EUR	3,600	3,630
SW Finance PLC
7.000% due 04/16/2040	GBP	6,600	8,663
7.375% due 12/12/2041		4,800	6,423
System Energy Resources, Inc.
5.300% due 12/15/2034		$10,700	10,580

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Toledo Edison Co. 2.650% due 05/01/2028	11,334	10,629
Union Electric Co. 5.200% due 04/01/2034	1,200	1,221
Verizon Communications, Inc. 4.780% due 02/15/2035	2,812	2,741
Vistra Operations Co. LLC
4.300% due 07/15/2029	5,000	4,928
6.000% due 04/15/2034	5,200	5,405
6.950% due 10/15/2033	1,450	1,593
Vodafone Group PLC 5.125% due 06/04/2081 •	11,100	8,424
Xcel Energy, Inc.
3.400% due 06/01/2030	240	228
5.450% due 08/15/2033	2,400	2,450

		1,077,795

Total Corporate Bonds & Notes (Cost $8,869,539)		8,560,837

MUNICIPAL BONDS & NOTES 0.2%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029	8,000	8,290

FLORIDA 0.0%
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	5,000	5,137

TEXAS 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	9,974	10,207
5.169% due 04/01/2041	7,600	7,683

		17,890

Total Municipal Bonds & Notes (Cost $30,618)		31,317

U.S. GOVERNMENT AGENCIES 10.3%
Freddie Mac 5.992% due 11/25/2055 «~	3,160	2,051
Ginnie Mae 4.952% due 02/20/2074 •	2,897	2,893
Ginnie Mae, TBA
4.000% due 07/01/2055 - 08/01/2055	93,600	87,024
4.500% due 07/01/2055	55,900	53,517
5.000% due 07/01/2055 - 08/01/2055	59,300	58,249
6.000% due 07/01/2055 - 08/01/2055	22,700	23,012
Uniform Mortgage-Backed Security
3.000% due 01/01/2045	115	103
3.500% due 07/01/2046	1,403	1,293
4.000% due 08/01/2049	178	168
4.500% due 10/01/2052 - 12/01/2053	22,001	21,093
5.500% due 08/01/2054 - 01/01/2055	23,916	23,930
6.500% due 06/01/2054 - 10/01/2054	2,854	2,957
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	31,030	26,855
4.000% due 07/01/2055 - 08/01/2055	439,280	408,430
4.500% due 07/01/2055 - 08/01/2055	434,295	415,278
5.000% due 07/01/2055 - 08/01/2055	160,800	157,524

Total U.S. Government Agencies (Cost $1,264,586)		1,284,377

U.S. TREASURY OBLIGATIONS 7.1%
U.S. Treasury Bonds
1.875% due 11/15/2051	184,438	102,680
2.250% due 08/15/2049 (q)(s)	74,500	46,758
2.250% due 02/15/2052 (q)(s)	12,600	7,700
2.375% due 11/15/2049	150,000	96,522
2.500% due 02/15/2046 (q)	76,025	52,707
2.500% due 05/15/2046 (q)(s)	91,308	63,095
2.750% due 08/15/2047	115,600	82,446
3.000% due 08/15/2048 (q)	4,700	3,477
3.125% due 08/15/2044 (q)	73,675	58,114
3.125% due 05/15/2048 (q)	106,300	80,684
U.S. Treasury Notes
1.875% due 02/15/2032 (q)(s)	52,941	46,517
2.750% due 08/15/2032 (q)(s)	87,293	80,545
3.750% due 04/30/2027 (q)(s)	3,500	3,500
4.250% due 05/15/2035	153,500	153,752
U.S. Treasury STRIPS
0.000% due 05/15/2042 (a)	19,400	8,433

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $981,683)		886,930

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.0%
245 Park Avenue Trust 3.508% due 06/05/2037	3,622	3,521
American Home Mortgage Assets Trust 5.339% due 10/25/2046 •	1,395	908
American Home Mortgage Investment Trust 6.460% due 11/25/2045 •	455	170
AOA Mortgage Trust 5.301% due 10/15/2038 •	10,675	10,472
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	7,800	6,839
3.109% due 04/25/2050 «	28,821	27,744
3.109% due 08/25/2052 «	10,000	8,726
Banc of America Alternative Loan Trust 5.750% due 11/25/2035	158	146
Banc of America Funding Trust
4.564% due 01/25/2037 •	4,456	3,818
4.812% due 10/20/2036 •	920	710
4.992% due 06/20/2047 •	589	486
5.044% due 06/20/2037 ~	1,880	1,676
5.234% due 05/25/2037 •	252	216
5.750% due 01/25/2037	1,981	1,687
6.000% due 03/25/2037	907	700
17.299% due 07/25/2047 •	706	1,000
Banc of America Mortgage Trust 4.073% due 10/25/2035 ~	342	276
BCAP LLC Trust
3.805% due 07/26/2036 ~	97	86
4.874% due 05/25/2047 •	429	389
6.000% due 07/26/2037 ~	85	77
Bear Stearns Adjustable Rate Mortgage Trust 4.317% due 06/25/2047 ~	1,389	1,224
Bear Stearns ALT-A Trust
4.053% due 03/25/2036 ~	116	95
4.192% due 08/25/2036 ~	808	370
4.754% due 08/25/2036 •	355	313
5.174% due 04/25/2035 ~	5,792	5,270
Benchmark Mortgage Trust 2.640% due 09/15/2048	2,018	1,980
BSST Mortgage Trust 5.612% due 02/15/2037 •	800	722
BX Trust
5.061% due 04/15/2039 •	12,255	12,244
5.326% due 10/15/2036 •	7,000	6,996
Chase Mortgage Finance Trust 6.000% due 06/25/2037	2,827	1,122
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 5.114% due 08/25/2037 •	256	241
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.714% due 01/25/2035 •	123	120
Citigroup Mortgage Loan Trust 4.770% due 03/25/2037 ~	197	172
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 ~	746	383
Countrywide Alternative Loan Trust
4.622% due 09/20/2046 •	477	490
4.642% due 09/20/2046 •	1,171	1,115
4.644% due 04/25/2047 •	826	723
4.784% due 05/25/2037 •	620	192
4.814% due 09/25/2046 •	1,017	988
5.500% due 07/25/2035	761	608
5.500% due 01/25/2036	722	478
5.749% due 08/25/2035 •	1,176	1,013
6.000% due 03/25/2036	763	344
6.000% due 05/25/2036	80	36
6.000% due 06/25/2037	1,388	618
6.500% due 12/25/2036	353	151
Credit Suisse Commercial Mortgage Trust 5.493% due 06/15/2034 •	463	446
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035	4,972	3,886
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.844% due 04/28/2037 ~	579	534
3.850% due 09/25/2057 ~	453	439
3.943% due 05/27/2037 ~	2,626	1,771
4.000% due 06/26/2037 ~	1,034	1,004
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	2,037	2,029
DC Commercial Mortgage Trust 6.314% due 09/12/2040	1,200	1,253
DROP Mortgage Trust 5.576% due 10/15/2043 •	5,000	4,857

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Extended Stay America Trust 5.506% due 07/15/2038 •	48,462	48,504
GSR Mortgage Loan Trust 4.874% due 08/25/2046 •	19,296	4,067
HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~	553	227
4.842% due 12/19/2036 •	2,140	1,680
4.932% due 01/19/2036 •	1,551	1,008
HSI Asset Loan Obligation Trust 6.000% due 09/25/2037	84	62
IndyMac INDX Mortgage Loan Trust 4.914% due 07/25/2035 •	4,945	4,557
JP Morgan Alternative Loan Trust
4.826% due 05/25/2037 ~	527	469
6.810% due 08/25/2036	505	496
JP Morgan Chase Commercial Mortgage Securities Trust 5.158% due 04/15/2037 •	2,929	2,898
Lehman Mortgage Trust 6.000% due 07/25/2037	29	25
Merrill Lynch Mortgage Investors Trust 7.000% due 05/25/2033 ~	2	2
Morgan Stanley Capital Trust
5.376% due 12/15/2036 •	2,341	1,886
5.595% due 12/15/2038 •	6,700	6,449
Morgan Stanley Mortgage Loan Trust 5.962% due 06/25/2036 ~	352	94
Morgan Stanley Re-REMIC Trust 5.500% due 01/26/2037 ~	3	3
MortgageIT Mortgage Loan Trust 4.834% due 04/25/2036 •	3,049	2,254
New Century Alternative Mortgage Loan Trust 6.667% due 07/25/2036	846	166
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	19,489	18,724
2.750% due 11/25/2059 ~	13,328	12,779
4.500% due 05/25/2058 ~	5,036	4,935
One New York Plaza Trust 5.376% due 01/15/2036 •	2,400	2,335
ONE Park Mortgage Trust 5.126% due 03/15/2036 •	7,700	7,563
Residential Accredit Loans, Inc. Trust
4.794% due 05/25/2036 •	655	595
4.814% due 08/25/2036 •	406	409
4.854% due 04/25/2046 •	6,124	1,557
5.204% due 01/25/2036 ~	974	656
5.397% due 10/25/2037 ~	3,295	2,651
5.436% due 07/25/2035 ~	94	87
Structured Adjustable Rate Mortgage Loan Trust
3.893% due 05/25/2036 ~	800	458
4.734% due 08/25/2036 •	507	399
TBW Mortgage-Backed Trust 6.280% due 01/25/2037	6,622	1,057
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~	1,986	1,937
5.434% due 05/25/2058 •	533	546
Wachovia Mortgage Loan Trust LLC 6.988% due 05/20/2036 ~	20	19
WaMu Mortgage Pass-Through Certificates Trust 4.967% due 07/25/2037 ~	248	226
Washington Mutual Mortgage Pass-Through Certificates Trust
5.239% due 11/25/2046 •	781	655
6.000% due 07/25/2036	170	122
Wells Fargo Alternative Loan Trust 5.750% due 07/25/2037	87	76

Total Non-Agency Mortgage-Backed Securities (Cost $268,539)		256,507

ASSET-BACKED SECURITIES 4.6%
CMBS OTHER 0.4%
ACREC LLC 6.542% due 02/19/2038 •	8,019	8,028
BDS LLC 6.454% due 08/19/2038 •	6,486	6,491
Brightspire Capital Ltd. 5.582% due 08/19/2038 •	2,848	2,841
MF1 LLC
6.055% due 03/19/2039 •	1,000	1,004
6.953% due 09/17/2037 •	8,340	8,371
MF1 Ltd. 5.668% due 02/19/2037 •	9,466	9,475
PFP Ltd. 6.586% due 08/19/2035 •	11,241	11,260

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Ready Capital Mortgage Financing LLC 6.693% due 10/25/2039 •	1,814	1,814

		49,284

HOME EQUITY OTHER 1.4%
ABFC Trust 4.694% due 01/25/2037 •	3,312	2,378
Accredited Mortgage Loan Trust 4.694% due 09/25/2036 •	404	402
ACE Securities Corp. Home Equity Loan Trust
4.754% due 08/25/2036 •	1,504	339
4.834% due 12/25/2036 •	4,823	1,208
5.379% due 05/25/2035 •	5,500	5,057
Argent Securities Trust
4.544% due 09/25/2036 •	1,571	505
4.974% due 05/25/2036 •	1,246	300
4.994% due 04/25/2036 •	6,139	1,917
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.194% due 02/25/2036 •	1,931	1,560
Bear Stearns Asset-Backed Securities Trust 4.894% due 11/25/2036 •	6,743	6,541
Carrington Mortgage Loan Trust 4.684% due 10/25/2036 •	1,901	1,444
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	2,504	2,530
Citigroup Mortgage Loan Trust 4.834% due 01/25/2037 •	8,490	3,562
Citigroup Mortgage Loan Trust, Inc. 4.954% due 03/25/2036 •	903	824
Countrywide Asset-Backed Certificates Trust
4.574% due 07/25/2037 •	23	23
4.874% due 09/25/2047 •	197	197
4.894% due 05/25/2037 •	1,977	1,851
4.914% due 03/25/2036 •	870	783
5.174% due 08/25/2047 •	1,677	1,639
Credit-Based Asset Servicing & Securitization Trust 4.734% due 11/25/2036 •	1,039	472
Ellington Loan Acquisition Trust 5.534% due 05/25/2037 •	2,337	2,290
Fremont Home Loan Trust
4.584% due 01/25/2037 •	1,333	608
4.774% due 02/25/2037 •	1,689	517
GSAA Home Equity Trust
4.384% due 03/25/2036 ~	1,050	427
4.734% due 07/25/2036 •	49,449	9,429
4.754% due 05/25/2036 •	32,606	7,119
4.944% due 01/25/2036 •	6,196	5,415
GSAMP Trust
4.594% due 01/25/2037 •	2,558	1,542
4.714% due 09/25/2036 •	66,572	22,469
4.774% due 01/25/2037 •	4,338	4,250
Home Equity Loan Trust 4.774% due 04/25/2037 •	3,100	2,737
Home Equity Mortgage Loan Asset-Backed Trust 5.184% due 10/25/2035 •	1,315	1,304
JP Morgan Mortgage Acquisition Trust
4.219% due 07/25/2036 •	8,826	8,412
6.080% due 08/25/2036	1,222	723
Long Beach Mortgage Loan Trust
4.754% due 09/25/2036 •	12,662	3,383
4.794% due 03/25/2046 •	3,854	3,018
4.914% due 09/25/2036 •	4,005	1,075
MASTR Asset-Backed Securities Trust
4.914% due 03/25/2036 •	2,002	1,193
5.154% due 12/25/2034 •	6,464	5,974
5.184% due 10/25/2035 •	911	871
Merrill Lynch Mortgage Investors Trust
3.967% due 02/25/2037	10,283	1,168
4.954% due 03/25/2037 •	4,867	4,539
5.184% due 09/25/2035 •	692	688
5.334% due 02/25/2047 •	4,324	2,539
Morgan Stanley ABS Capital, Inc. Trust
4.574% due 10/25/2036 •	914	399
4.584% due 12/25/2036 •	620	309
4.584% due 02/25/2037 •	3,439	1,496
4.614% due 02/25/2037 •	10,745	3,411
4.634% due 02/25/2037 •	451	196
4.654% due 10/25/2036 •	998	436
4.664% due 02/25/2037 •	4,095	1,300
4.734% due 11/25/2036 •	1,288	729
4.934% due 08/25/2036 •	5,436	2,711
5.054% due 12/25/2035 •	171	168
5.684% due 07/25/2037 •	2,100	1,868
Morgan Stanley Home Equity Loan Trust
4.534% due 04/25/2037 •	196	101

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.784% due 04/25/2037 •	933	484
New Century Home Equity Loan Trust
4.754% due 08/25/2036 •	4,093	4,053
5.139% due 02/25/2036 •	6,100	5,424
NovaStar Mortgage Funding Trust
4.734% due 03/25/2037 •	1,010	334
4.854% due 01/25/2037 •	4,054	1,342
4.934% due 10/25/2036 •	1,033	478
Option One Mortgage Loan Trust 4.714% due 01/25/2037 •	3,468	2,035
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.169% due 08/25/2035 •	2,280	2,271
Renaissance Home Equity Loan Trust 7.238% due 09/25/2037	10,279	4,074
Residential Asset Mortgage Products Trust 4.894% due 12/25/2035 •	6,622	5,515
Structured Asset Investment Loan Trust 4.584% due 09/25/2036 •	33	32
Structured Asset Securities Corp. Mortgage Loan Trust 4.934% due 11/25/2037 •	8,000	7,309

		171,697

HOME EQUITY SEQUENTIAL 0.0%
RBSSP Resecuritization Trust 4.599% due 11/26/2036 •	24	24

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust
4.784% due 12/25/2035 •	220	105
5.434% due 08/25/2035 •	80	48
Lehman XS Trust 4.794% due 06/25/2036 •	48	51
Securitized Asset-Backed Receivables LLC Trust 4.934% due 03/25/2036 •	1,149	718
Specialty Underwriting & Residential Finance Trust
3.943% due 02/25/2037	1,356	441
4.704% due 04/25/2037 •	705	519
4.734% due 06/25/2037 •	475	280

		2,162

OTHER ABS 2.8%
37 Capital CLO Ltd.
5.536% due 10/15/2034 •	5,400	5,405
5.546% due 07/15/2034 •	4,000	4,005
522 Funding CLO Ltd. 5.571% due 10/20/2031 •	2,652	2,656
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	1,488	1,421
AIMCO CLO 5.530% due 10/17/2034 •	4,300	4,307
Allegro CLO Ltd. 5.519% due 01/19/2033 •	1,500	1,501
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •	1,000	1,000
Anchorage Capital CLO Ltd. 5.712% due 04/22/2034 •	2,100	2,105
Apidos CLO
5.520% due 04/17/2034 •	3,400	3,399
5.581% due 04/20/2034 •	3,000	3,002
Ares CLO Ltd.
5.433% due 10/28/2034 •	4,100	4,105
5.600% due 04/17/2033 •	15,000	15,048
Atlas Senior Loan Fund Ltd.
5.379% due 01/18/2035 •	3,100	3,098
5.499% due 10/23/2032 •	5,622	5,630
Atlas Static Senior Loan Fund Ltd. 6.006% due 07/15/2030 •	362	363
Bain Capital Credit CLO Ltd.
5.469% due 10/20/2034 •	4,000	4,010
5.489% due 10/23/2034 •	2,500	2,502
5.491% due 07/16/2034 •	5,000	4,996
5.509% due 07/19/2034 •	5,800	5,814
Barings CLO Ltd. 5.468% due 04/15/2031 •	5,353	5,359
Benefit Street Partners CLO Ltd. 5.619% due 04/20/2034 •	12,000	12,019
Blackbird Capital Aircraft Lease Securitization Ltd. 4.213% due 12/16/2041	1,306	1,304
Canyon CLO Ltd. 5.336% due 07/15/2034 •	1,000	1,001
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •	12,000	12,046

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Carlyle Global Market Strategies CLO Ltd. 5.359% due 07/20/2034 •	4,200	4,205
Catamaran CLO Ltd. 5.634% due 04/22/2030 •	2,892	2,895
CIFC Funding Ltd. 5.658% due 01/15/2035 •	10,900	10,910
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •	1,800	1,801
Crestline Denali CLO Ltd. 5.561% due 04/20/2030 •	260	260
Dryden CLO Ltd. 5.362% due 08/20/2034 •	4,300	4,290
Dryden Senior Loan Fund 5.339% due 04/20/2034 •	1,000	1,000
ECAF Ltd.
3.473% due 06/15/2040	113	97
4.947% due 06/15/2040	2,467	2,208
Elevation CLO Ltd.
5.412% due 07/25/2034 •	2,900	2,903
5.582% due 01/25/2035 •	3,200	3,201
GoldenTree Loan Management U.S. CLO Ltd. 5.419% due 10/20/2034 •	1,000	1,001
Golub Capital Partners Static Ltd. 5.499% due 04/20/2033 •	6,332	6,332
Greywolf CLO Ltd. 5.502% due 04/22/2033 •	5,700	5,714
ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •	1,301	1,301
5.419% due 10/20/2034 •	3,000	3,002
Jamestown CLO Ltd.
5.402% due 07/25/2034 •	3,300	3,291
5.552% due 07/25/2035 •	10,500	10,516
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	1,217	1,185
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	5,529	5,377
LCM Ltd. 5.549% due 07/20/2034 •	6,000	6,004
Madison Park Funding Ltd.
5.256% due 10/15/2034 •	2,500	2,503
5.319% due 10/19/2034 •	3,000	2,996
5.522% due 10/22/2034 •	4,000	4,006
Magnetite Ltd. 5.406% due 10/15/2031 •	1,464	1,465
MAPS Ltd. 4.212% due 05/15/2043	816	815
METAL LLC 4.581% due 10/15/2042	6,187	4,114
Navesink CLO Ltd. 5.526% due 04/15/2036 •	1,000	1,001
Neuberger Berman Loan Advisers CLO Ltd. 5.302% due 10/14/2036 •	2,900	2,895
Northwoods Capital Ltd. 5.508% due 06/15/2031 •	4,149	4,145
Ocean Trails CLO 5.546% due 07/15/2034 •	11,200	11,213
Octagon Investment Partners Ltd.
5.309% due 01/20/2035 •	3,000	2,983
5.501% due 07/19/2030 •	1,259	1,261
OZLM Ltd.
5.419% due 07/20/2030 •	577	577
5.581% due 04/20/2031 •	740	740
Pikes Peak CLO
5.466% due 07/15/2034 •	2,000	2,002
5.489% due 10/11/2034 •	3,215	3,218
Rad CLO Ltd. 5.512% due 04/25/2032 •	2,772	2,775
Regatta Funding Ltd. 5.456% due 01/15/2033 •	11,780	11,783
Sandstone Peak Ltd. 5.536% due 10/15/2034 •	9,000	9,006
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	142	142
Sculptor CLO Ltd. 5.329% due 07/20/2034 •	1,300	1,300
Sound Point CLO 5.688% due 07/15/2034 •	4,000	4,005
Sound Point CLO Ltd. 5.562% due 01/25/2032 •	4,631	4,634
Start Ltd. 4.089% due 03/15/2044	1,577	1,562
Sunnova Sol Issuer LLC 2.790% due 02/22/2049	4,029	3,376
Symphony CLO Ltd. 5.449% due 04/18/2033 •	4,100	4,103

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		9,000	9,013
TIAA CLO Ltd. 5.409% due 01/20/2032 •		1,648	1,650
Trinitas CLO Ltd.
5.612% due 01/25/2034 •		7,000	7,008
5.622% due 01/25/2034 •		9,700	9,706
Trysail CLO Ltd. 5.511% due 10/20/2033 •		1,000	1,000
TSTAT Ltd. 5.419% due 07/20/2037 •		2,292	2,295
Venture CLO Ltd. 5.664% due 04/20/2032 •		2,752	2,755
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •		7,568	7,558
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		17,600	17,500
Voya CLO Ltd. 5.329% due 04/20/2034 •		5,800	5,778
Voya Ltd. 5.518% due 10/15/2030 •		858	858
Wellfleet CLO Ltd. 5.718% due 07/15/2034 •		8,000	8,010
Wind River CLO Ltd. 5.316% due 10/15/2034 •		1,989	1,983

			347,323

Total Asset-Backed Securities (Cost $636,388)			570,490

SOVEREIGN ISSUES 5.1%
Argentina Government International Bond
1.000% due 07/09/2029		210	175
3.500% due 07/09/2041		9,535	5,936
4.125% due 07/09/2046		1,573	1,031
Australia Government International Bond 1.000% due 11/21/2031	AUD	7,850	4,375
Brazil Government International Bond 7.125% due 05/13/2054		$9,300	8,929
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (g)	BRL	41,100	7,297
Canada Housing Trust 1.950% due 12/15/2025	CAD	59,800	43,780
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$11,700	12,247
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		12,600	12,077
Export-Import Bank of India 3.250% due 01/15/2030		6,000	5,652
Israel Government International Bond
5.375% due 02/19/2030		13,000	13,264
5.500% due 03/12/2034		21,100	21,394
5.750% due 03/12/2054		8,000	7,420
Japan Government International Bond
2.000% due 12/20/2044	JPY	5,480,000	36,034
2.200% due 03/20/2064		2,391,000	13,351
2.400% due 03/20/2045		2,867,300	20,045
2.400% due 03/20/2055		400,000	2,552
Korea Development Bank 3.000% due 01/13/2026		$12,700	12,615
Kuwait International Government Bond 3.500% due 03/20/2027		14,500	14,305
Mexican Udibonos
2.750% due 11/27/2031 (i)	MXN	564,541	26,664
3.000% due 12/03/2026 (i)		119,097	6,217
4.000% due 11/30/2028 (i)		309,431	16,167
Mexico Government International Bond
3.771% due 05/24/2061		$3,350	1,987
6.625% due 01/29/2038 (b)		4,718	4,796
Peru Government International Bond
5.400% due 08/12/2034	PEN	110,200	29,448
6.150% due 08/12/2032		82,504	24,091
6.900% due 08/12/2037		3,700	1,065
6.950% due 08/12/2031		83,280	25,563
7.300% due 08/12/2033		51,600	15,860
Qatar Government International Bond 4.400% due 04/16/2050		$5,300	4,488
Republic of South Africa Government International Bond
7.100% due 11/19/2036		2,800	2,781
8.875% due 02/28/2035	ZAR	1,827,410	96,387
Romania Government International Bond
1.750% due 07/13/2030	EUR	5,700	5,774
2.125% due 03/07/2028		5,000	5,680
2.875% due 04/13/2042		2,300	1,690
3.750% due 02/07/2034		500	504
5.250% due 03/10/2030		140	169
5.250% due 05/30/2032		9,200	10,680

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.375% due 03/22/2031		7,450	8,814
Saudi Government International Bond
2.250% due 02/02/2033		$14,100	11,846
4.750% due 01/16/2030		21,700	21,924
5.000% due 01/18/2053		14,000	11,950
5.125% due 01/13/2028		26,600	27,050
5.375% due 01/13/2031		6,000	6,227
Ukraine Government International Bond
0.000% due 02/01/2030 (h)		165	80
0.000% due 02/01/2034 (h)		618	240
0.000% due 02/01/2035 (h)		522	248
0.000% due 02/01/2036 (h)		435	206
1.750% due 02/01/2029		2,120	1,314
1.750% due 02/01/2034		909	473
United Kingdom Gilt 4.375% due 07/31/2054	GBP	17,778	21,152

Total Sovereign Issues (Cost $634,732)			634,014

		SHARES
COMMON STOCKS 0.0%
COMMUNICATION SERVICES 0.0%
Oi SA (e)		835,342	98

CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV (e)		441,790	0

FINANCIALS 0.0%
MNSN Holdings, Inc. «(e)(m)		9,896	40
Stichting Administratiekantoor «(e)		11,933	0

			40

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(m)		184,946	3,791
Foresea Holdings SA «		97	2
Westmoreland Mining Holdings «(e)(m)		47,724	30
Westmoreland Mining LLC «(e)(m)		48,144	113

			3,936

MATERIALS 0.0%
Petra Diamonds Ltd. (e)		1,042,150	211

Total Common Stocks (Cost $9,499)			4,285

WARRANTS 0.0%
ENERGY 0.0%
Constellation Oil 'D' - Exp. 06/10/2071 «(m)		3	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co. 7.500%		7,750	9,100

Total Convertible Preferred Securities (Cost $5,523)			9,100

PREFERRED SECURITIES 3.9%
BANKING & FINANCE 3.7%
American AgCredit Corp. 5.250% due 06/15/2026 •		14,000,000	13,598
Banco Santander SA 8.000% due 02/01/2034 •(j)(k)		7,800,000	8,259
Bank of America Corp. 5.875% due 03/15/2028 •(j)		58,483,000	59,428
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •		775,000	771
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(j)		8,000,000	7,180
CaixaBank SA
5.875% due 10/09/2027 •(j)(k)		2,000,000	2,447
8.250% due 03/13/2029 •(k)		3,000,000	3,963
Capital Farm Credit ACA 5.000% due 03/15/2026 •		35,500,000	35,671

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Charles Schwab Corp. 4.000% due 12/01/2030 •(j)	21,000,000	19,483
Citigroup, Inc. 6.950% due 02/15/2030 •(j)	23,625,000	24,140
CoBank ACB
4.250% due 01/01/2027 •(j)	7,900,000	7,633
6.250% due 10/01/2026 •	9,300,000	9,327
6.450% due 10/01/2027 •(j)	5,000,000	5,047
7.125% due 01/01/2030 •(j)	5,000,000	5,126
Cooperatieve Rabobank UA 6.500% due 12/29/2049 þ(j)	12,627,500	16,976
Encina Private Credit LLC «	3,793	0
Farm Credit Bank of Texas 6.200% due 06/15/2028 •	3,000,000	2,944
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)	9,000,000	8,821
6.125% due 11/10/2034 •(j)	12,700,000	12,698
6.850% due 02/10/2030 •(j)	19,600,000	20,270
7.500% due 02/10/2029 •(j)	9,300,000	9,883
7.500% due 05/10/2029 •(j)	9,000,000	9,490
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)	14,000,000	13,795
4.625% due 06/01/2026 (j)	327,000	6,393
6.500% due 04/01/2030 •(j)	20,000,000	20,652
6.875% due 06/01/2029 •(j)	14,300,000	15,115
7.036% due 10/01/2025 ~(j)	32,000,000	32,211
MetLife Capital Trust 8.252% due 12/15/2067	2,000,000	2,197
Morgan Stanley
5.875% due 09/15/2026 ~	3,000,000	3,044
6.500% due 10/15/2027 (j)	389,400	10,019
6.625% due 10/15/2029	92,000	2,378
7.740% due 12/15/2025 ~	10,280,000	10,453
Nationwide Building Society 10.250% ~	64,034	11,429
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(j)	5,300,000	5,132
6.250% due 03/15/2030 •(j)	2,900,000	2,992
State Street Corp. 6.700% due 03/15/2029 •(j)	8,500,000	8,867
U.S. Bancorp 5.300% due 04/15/2027 •(j)	5,045,000	5,051
Wells Fargo & Co.
3.900% due 03/15/2026 •(j)	4,300,000	4,265
4.250% due 09/15/2026	678,800	11,709
6.850% due 09/15/2029 •(j)	12,000,000	12,592
7.625% due 09/15/2028 •(j)	5,800,000	6,244

		467,693

INDUSTRIALS 0.1%
Land O' Lakes, Inc. 7.000% due 09/18/2028	4,600,000	3,858
SVB Financial Trust
0.000% due 11/07/2032 (g)	400,000	8
11.000% due 11/07/2032	11,280	5,978

		9,844

UTILITIES 0.1%
Edison International 5.000% due 12/15/2026 •	4,500,000	3,901
Sempra 4.875% due 10/15/2025 •(j)	7,300,000	7,282

		11,183

Total Preferred Securities (Cost $507,730)		488,720

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Welltower, Inc.	74,398	11,437

Total Real Estate Investment Trusts (Cost $4,200)		11,437

SHORT-TERM INSTRUMENTS 3.0%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (l)	34,566,657	34,567

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (n) 2.6%		321,300

U.S. TREASURY BILLS 0.1%
4.317% due 07/03/2025 - 10/21/2025 (f)(g)(s)	$6,985	6,937

Total Short-Term Instruments (Cost $362,804)		362,804

Total Investments in Securities (Cost $13,672,317)		13,197,835

	SHARES
INVESTMENTS IN AFFILIATES 4.5%
SHORT-TERM INSTRUMENTS 4.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.5%
PIMCO Short-Term Floating NAV Portfolio III	58,167,926	566,381

Total Short-Term Instruments (Cost $566,381)		566,381

Total Investments in Affiliates (Cost $566,381)		566,381

Total Investments 110.4% (Cost $14,238,698)		$13,764,216
Financial Derivative Instruments (p)(r) (0.1)%(Cost or Premiums, net $94,559)		(8,346)
Other Assets and Liabilities, net (10.3)%		(1,290,721)

Net Assets 100.0%		$12,465,149

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Payment in-kind security.
(d)					Security is not accruing income as of the date of this report.
(e)					Security did not produce income within the last twelve months.
(f)					Coupon represents a weighted average yield to maturity.
(g)					Zero coupon security.
(h)					Security becomes interest bearing at a future date.
(i)					Principal amount of security is adjusted for inflation.
(j)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)					Contingent convertible security.
(l)					Coupon represents a 7-Day Yield.
(m)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Oil 'D' - Exp. 06/10/2071					06/10/2022	$0	$0	0.00%
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033					01/06/2025	5,004	5,080	0.04
Credit Opportunities Partners LLC 6.520% due 03/20/2028					02/20/2025	3,200	3,221	0.03
Credit Opportunities Partners LLC 6.740% due 03/20/2030					02/20/2025	3,800	3,842	0.03
Drillco Holding Lux SA					06/08/2023	3,699	3,791	0.03
Grifols SA 7.500% due 05/01/2030					06/25/2025	7,343	7,411	0.06
Hardwood Funding LLC 4.840% due 06/07/2028					03/11/2025	3,900	3,923	0.03
Hardwood Funding LLC 4.980% due 06/07/2030					03/11/2025	3,900	3,939	0.03
Hardwood Funding LLC 5.160% due 06/07/2032					03/11/2025	3,900	3,946	0.03
MNSN Holdings, Inc.					04/19/2022 - 04/26/2022	192	40	0.00
Morgan Stanley 0.000% due 04/02/2032					02/11/2020	14,146	10,968	0.09
Pantheon Senior Debt Secondaries 6.317% due 03/26/2026					03/18/2025	4,200	4,200	0.03
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	6,000	6,602	0.05
Project Alpha Investindustrial 4.256% due 02/27/2026					02/28/2025	2,647	3,006	0.03
Westmoreland Mining Holdings					12/08/2014	1,393	30	0.00
Westmoreland Mining LLC					06/30/2023	319	113	0.00

						$63,643	$60,112	0.48%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(n)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.470%	06/30/2025	07/01/2025	$210,700	U.S. Treasury Bonds 3.750% due 11/15/2043	$(216,895)	$210,700	$210,726
SAL	4.410	06/30/2025	07/01/2025	110,600	U.S.Treasury Bills 0.000% due 06/11/2026	(112,883)	110,600	110,614

Total Repurchase Agreements						$(329,778)	$321,300	$321,340

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BRC	1.250%	06/11/2025	TBD(3)	EUR	(2,080)	$(2,452)
1.350	06/11/2025	TBD(3)	(1,072)	(1,264)
1.650	06/11/2025	TBD(3)	(1,713)	(2,019)
1.650	06/24/2025	TBD(3)	(1,476)	(1,740)
4.300	12/20/2024	TBD(3)	$(9,548)	(9,768)
JPS	4.250	06/23/2025	08/01/2025	(571)	(571)
MEI	2.750	06/23/2025	08/01/2025	(3,990)	(3,992)
NOM	3.250	06/26/2025	TBD(3)	(473)	(473)

Total Reverse Repurchase Agreements	$(22,279)

(o)	Securities with an aggregate market value of $23,311 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(197,327) at a weighted average interest rate of 4.336%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	3,167	$7,918	$2,479	$1,346
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	3,302	8,255	1,609	805

Total Purchased Options	$4,088	$2,151

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	170	$170	$(36)	$(35)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	170	170	(43)	(51)
Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	65	65	(14)	(14)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	65	65	(12)	(8)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	43	43	(20)	(17)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	43	43	(23)	(7)

$(148)	$(132)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	186	$186	$(62)	$(6)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	361	361	(154)	(11)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	191	191	(63)	(12)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	178	178	(44)	(22)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	552	552	(211)	(293)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	178	178	(55)	(78)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	186	186	(64)	(140)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	3,167	7,918	(866)	(435)

$(1,519)	$(997)

Total Written Options	$(1,667)	$(1,129)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	2,619	$634,911	$6,211	$229	$0
3-Month SOFR Active Contract December Futures	03/2028	2,407	582,404	4,863	181	0
3-Month SOFR Active Contract June Futures	09/2027	2,647	641,269	5,564	199	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

3-Month SOFR Active Contract March Futures	06/2027	4,568	1,107,226	10,691	343	0
3-Month SOFR Active Contract September Futures	12/2026	1,462	354,297	3,437	128	0
3-Month SOFR Active Contract September Futures	12/2027	4,284	1,037,210	8,533	321	0
Euro-Bund September Futures	09/2025	104	15,944	(126)	4	(46)
U.S. Treasury 2-Year Note September Futures	09/2025	12,091	2,515,211	9,877	661	0
U.S. Treasury 5-Year Note September Futures	09/2025	13,813	1,505,617	13,579	1,834	0
U.S. Treasury 10-Year Note September Futures	09/2025	1,373	153,948	2,573	429	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	5,222	596,695	10,275	2,529	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	3,820	455,058	15,122	5,133	0

$90,599	$11,991	$(46)

SHORT FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	109	$(9,765)	$(96)	$0	$(22)
Euro-Bobl September Futures	09/2025	2,605	(361,108)	1,240	767	(245)

$1,144	$767	$(267)

Total Futures Contracts	$91,743	$12,758	$(313)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(3)
Variation Margin(2)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount64)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.810%	$18,100	$(2,049)	$(492)	$(2,541)	$0	$(28)
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.225	30,600	(4,620)	(573)	(5,193)	0	(65)

$(6,669)	$(1,065)	$(7,734)	$0	$(93)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(4)
Variation Margin(2)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(5)	Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.201%	$6,100	$1,207	$(1,059)	$148	$0	$0
AES Corp.	5.000	Quarterly	06/20/2026	0.317	2,100	430	(332)	98	0	0
AES Corp.	5.000	Quarterly	12/20/2028	0.875	5,000	621	56	677	0	(4)
Airbus Group	1.000	Quarterly	06/20/2029	0.285	EUR	8,000	171	91	262	6	0
Airbus SE	1.000	Quarterly	12/20/2028	0.260	2,800	21	63	84	1	0
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.223	$3,900	83	(38)	45	0	(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.310	10,500	(63)	238	175	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.303	32,200	550	(325)	225	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.426	15,000	(60)	306	246	3	0
Atlantia SPA	1.000	Quarterly	12/20/2025	0.338	EUR	5,800	(262)	286	24	1	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.239	$8,800	65	(31)	34	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	24,400	316	(83)	233	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	6,500	38	(8)	30	1	0
BP Capital Markets PLC	1.000	Quarterly	12/20/2025	0.141	10,800	256	(200)	56	1	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.893	1,900	(4)	478	474	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.252	$11,200	72	(29)	43	0	0
Elis SA	5.000	Quarterly	12/20/2029	0.777	EUR	3,800	766	46	812	0	0
Expedia Group, Inc.	1.000	Quarterly	12/20/2026	0.198	$2,200	18	8	26	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	8,500	58	19	77	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	900	10	2	12	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.281	EUR	14,000	3,192	190	3,382	7	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	$2,400	15	1	16	0	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.129	6,900	(53)	113	60	0	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.170	4,800	(49)	108	59	0	(1)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Lennar Corp.	5.000	Quarterly	12/20/2026	0.393		2,900	598	(401)	197	0	(1)
MGM Resorts International	5.000	Quarterly	12/20/2029	1.690		12,800	1,764	(47)	1,717	17	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241		4,800	17	2	19	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290		22,400	142	18	160	1	0
National Rural Utilities Cooperative Finance Corp.	1.000	Quarterly	12/20/2026	0.082		2,200	60	(30)	30	0	0
NextEra Energy Capital Holdings, Inc.	1.000	Quarterly	06/20/2026	0.246		9,800	223	(149)	74	0	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.263		3,800	655	(139)	516	2	0
Tesco PLC	1.000	Quarterly	12/20/2027	0.246	EUR	5,350	9	109	118	0	(1)
Tesco PLC	1.000	Quarterly	06/20/2028	0.283		4,100	5	97	102	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.277		$2,500	57	(39)	18	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312		6,200	149	(86)	63	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.382		400	(7)	13	6	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416		8,300	(22)	161	139	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462		2,000	(5)	41	36	1	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	8,900	70	7	77	6	0
Électricité de France SA	1.000	Quarterly	06/20/2030	0.763		15,700	214	(2)	212	10	0

							$11,327	$(545)	$10,782	$61	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
										Variation Margin(2)
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

CDX.HY-44 5-Year Index		(5.000)%	Quarterly	06/20/2030		$103,000	$(2,334)	$(5,571)	$(7,905)	$0	$(362)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(4)
										Variation Margin(2)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(7)	Asset	Liability

CDX.IG-43 5-Year Index		1.000%	Quarterly	12/20/2029		$193,360	$3,736	$678	$4,414	$96	$0
CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030		4,048,800	73,242	17,666	90,908	2,239	0
CDX.iTraxx Crossover 43 5-Year Index		5.000	Quarterly	06/20/2030	EUR	25,320	2,313	509	2,822	125	0
CDX.iTraxx Main 43 5-Year Index		1.000	Quarterly	06/20/2030		148,200	3,319	456	3,775	147	0

							$82,610	$19,309	$101,919	$2,607	$0

INTEREST RATE SWAPS
										Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	289,550	$(8,538)	$4,937	$(3,601)	$0	$(16)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		12,400	1,485	531	2,016	40	0
Receive(8)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		$433,630	(519)	(4,025)	(4,544)	0	(640)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		505,900	355	(5,798)	(5,443)	0	(738)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		16,800	(33)	(250)	(283)	0	(26)
Receive(8)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		6,100	(25)	(68)	(93)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034		46,300	107	(1,028)	(921)	0	(167)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		13,800	(48)	237	189	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		15,300	(57)	301	244	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		17,500	(66)	402	336	0	(63)
Receive(8)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		435,830	(840)	(7,889)	(8,729)	0	(1,692)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		10,900	(31)	(227)	(258)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		18,400	(54)	(311)	(365)	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		100	2	5	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		67,400	2,618	2,318	4,936	0	(512)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		4,200	0	198	198	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		25,600	0	518	518	0	(206)
Receive	1-Day USD-SOFR Compounded-OIS	3.848	Annual	02/15/2055		33,200	0	427	427	0	(269)
Receive	1-Day USD-SOFR Compounded-OIS	3.915	Annual	02/15/2055		19,400	0	18	18	0	(159)
Receive	1-Day USD-SOFR Compounded-OIS	3.943	Annual	02/15/2055		18,000	0	(70)	(70)	0	(148)
Receive	1-Day USD-SOFR Compounded-OIS	3.945	Annual	02/15/2055		18,800	0	(80)	(80)	0	(154)
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	741,500	2	(3,275)	(3,273)	148	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		885,800	0	(462)	(462)	87	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		649,700	0	994	994	587	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	444,100	3,590	4,856	8,446	0	(127)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	5,830	(9)	170	161	0	(6)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		26,700	(201)	(635)	(836)	0	(11)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		69,200	(252)	(1,351)	(1,603)	0	(27)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		31,400	(118)	(618)	(736)	0	(13)
Pay(8)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		447,070	(6,443)	5,660	(783)	0	(490)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		4,520	(11)	(160)	(171)	0	(10)
Pay(8)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		43,800	(2,198)	522	(1,676)	0	(89)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		66,010	6,583	35,886	42,469	169	0
Receive(8)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		96,800	4,319	7,534	11,853	368	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	MXN	26,000	0	(5)	(5)	9	0

							$(382)	$39,262	$38,880	$1,408	$(5,832)

Total Swap Agreements							$84,552	$51,390	$135,942	$4,076	$(6,298)

(q)

Securities with an aggregate market value of $355,170 and cash of $20,170 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)	Future styled option variation margin asset of $12 and liability of $(9) is outstanding at period end.
(2)	Unsettled variation margin asset of $986 for closed futures and unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.
(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	This instrument has a forward starting effective date.
(r)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CAD	27		$20	$0	$0
	07/2025	CNH	53,269		7,394	0	(56)
	07/2025		$4,716	AUD	7,260	62	0
	07/2025		8,359	EUR	7,139	51	0
	08/2025	AUD	7,260		$4,719	0	(62)
	08/2025	CNH	88,000		12,251	0	(89)
	08/2025	EUR	7,139		8,378	0	(51)
	08/2025		$20	CAD	27	0	0
BOA	07/2025	CHF	1,083	EUR	1,157	0	(2)
	07/2025	EUR	214,159		$243,510	0	(8,760)
	07/2025	IDR	98,811,843		6,057	0	(36)
	07/2025	PEN	30,571		8,636	6	0
	07/2025		$2,213	KRW	3,017,217	18	0
	07/2025		185	NOK	1,879	2	0
	07/2025		641	NZD	1,075	15	0
	07/2025		8,492	PEN	30,571	138	0
	08/2025	CNH	10,164		$1,421	0	(5)
	08/2025	TWD	705		22	0	(3)
	08/2025		$6,685	CNH	47,800	17	0
	11/2025	PEN	30,696		$8,492	0	(137)
BPS	07/2025	BRL	663		121	0	(1)
	07/2025	THB	811		25	0	0
	07/2025	TWD	113,040		3,479	0	(413)
	07/2025		$116	BRL	663	6	0
	07/2025		1,257	EUR	1,084	20	0
	07/2025		1,274	IDR	20,790,434	8	0
	07/2025		9,543	KRW	13,087,672	137	0
	07/2025		1,130	THB	37,391	21	0
	08/2025	CNH	30,745		$4,304	0	(7)
	08/2025	TRY	97,572		2,346	0	(30)
	08/2025	TWD	156,950		4,816	0	(640)
	08/2025		$6,738	CNH	48,064	1	0
	08/2025		13	JPY	1,805	0	0
	08/2025		148	TWD	4,856	21	0
	09/2025		3,177	PEN	11,519	68	0
	10/2025	BRL	20,000		$3,263	0	(334)
	05/2026		$1,831	KWD	558	0	(6)
	06/2026		1,295		395	0	(1)
	06/2027		800		243	0	(6)
	05/2029	KWD	2,919		$10,035	439	0
	07/2029		610		2,098	91	0
BRC	07/2025	EUR	542	CHF	506	0	0
	07/2025		643	JPY	108,648	0	(2)
	07/2025		7,068		$7,989	0	(337)
	07/2025	JPY	350,453	EUR	2,143	91	0
	07/2025	PLN	323		$86	0	(3)
	07/2025	TRY	277,279		6,813	0	(107)
	07/2025		$202,165	GBP	148,576	1,780	(2)
	07/2025		385	JPY	55,357	0	(1)
	07/2025		5,072	TRY	214,739	271	0
	07/2025	ZAR	1,314,085		$72,698	0	(1,412)
	08/2025	GBP	147,806		201,134	0	(1,782)
	08/2025	JPY	108,486	EUR	643	2	0
	08/2025		$3,886	TRY	161,419	48	0
	09/2025		414	MXN	7,964	7	0
BSH	07/2025	DKK	76,876		$11,708	0	(430)
	07/2025	PEN	27,580		7,427	0	(357)
	07/2025		$735	PEN	2,677	20	0
	09/2025		1,059		3,844	23	0
	11/2025	PEN	37,889		$10,206	0	(445)
CBK	07/2025	CAD	46		33	0	(1)
	07/2025	DKK	416		63	0	(2)
	07/2025	IDR	2,704,884		166	0	(1)
	07/2025	KRW	15,514,168		11,288	0	(187)
	07/2025	PEN	30,579		8,359	0	(273)
	07/2025	THB	42,446		1,276	0	(31)
	07/2025	TWD	201,760		6,201	0	(745)
	07/2025		$1,001	AUD	1,534	8	0
	07/2025		3,430	EUR	3,002	106	0
	07/2025		17,238	PEN	61,092	20	(15)
	07/2025		452	THB	15,091	13	0
	08/2025	CNH	16,960		$2,359	0	(19)
	08/2025	TWD	277,592		8,517	0	(1,133)
	08/2025		$6,298	CNH	45,574	93	0
	08/2025		1,325	PEN	4,773	21	0
	09/2025	PEN	130,973		$35,806	8	(1,101)
	11/2025		61,379		16,761	0	(490)
	12/2025		5,523		1,492	0	(60)
DUB	07/2025		$8,808	DKK	56,095	48	0
	07/2025		251,904	EUR	217,140	3,876	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	CNH	8,226		$1,148	0	(5)
	08/2025	DKK	55,959		8,808	0	(48)
	08/2025	EUR	216,664		251,904	0	(3,872)
	09/2025	PEN	9,526		2,591	0	(92)
FAR	07/2025	AUD	8,794		5,674	0	(114)
	07/2025	BRL	337,995		59,301	0	(2,910)
	07/2025	CHF	509		618	0	(23)
	07/2025	CNH	27,097		3,771	0	(19)
	07/2025	JPY	8,544,096		58,698	0	(634)
	07/2025	PEN	72,404		19,692	0	(733)
	07/2025	THB	7,095		218	0	(1)
	07/2025		$61,937	BRL	337,995	274	0
	07/2025		1,244	CHF	996	11	0
	07/2025		11,981	DKK	76,242	57	0
	07/2025		212,894	JPY	30,541,334	0	(809)
	07/2025		156	NZD	262	4	0
	07/2025		606	PLN	2,235	14	0
	08/2025	CHF	992		$1,244	0	(11)
	08/2025	CNH	32,451		4,535	0	(16)
	08/2025	DKK	76,056		11,980	0	(57)
	08/2025		$58,698	JPY	8,512,675	634	0
	09/2025	MXN	965,208		$49,570	0	(1,453)
	09/2025		$5,406	BRL	30,315	89	0
	09/2025		0	PEN	1	0	0
GLM	07/2025	TWD	24,061		$740	0	(89)
	07/2025		$43	TWD	1,405	5	0
	07/2025	ZAR	5,477		$303	0	(6)
	08/2025	CNH	9,393		1,311	0	(6)
	10/2025	BRL	21,100		3,331	0	(464)
IND	07/2025	KRW	590,721		432	0	(5)
	08/2025	TWD	9,572		293	0	(40)
JPM	07/2025	CNH	51,339		7,113	0	(66)
	07/2025	DKK	59,573		9,022	0	(383)
	07/2025	EUR	1,501	JPY	253,339	0	(8)
	07/2025	NZD	1,338		$798	0	(18)
	07/2025	PLN	3,472		924	0	(39)
	07/2025	TWD	114,430		3,519	0	(421)
	07/2025		$215	CAD	296	2	0
	07/2025		702	DKK	4,573	20	0
	07/2025		4,944	IDR	80,726,294	34	0
	07/2025		1,091	PLN	4,032	27	0
	07/2025		15,157	TWD	447,701	257	0
	07/2025	ZAR	372,597		$20,849	0	(164)
	08/2025	CNH	81,547		11,345	0	(90)
	08/2025	JPY	252,946	EUR	1,501	8	0
	08/2025	TWD	256,384		$8,261	0	(652)
	08/2025		$5,724	CNH	40,912	13	0
	08/2025		27,674	TWD	810,155	490	0
MBC	07/2025	CAD	131,873		$96,106	0	(735)
	07/2025	CHF	511	EUR	548	2	0
	07/2025		488		$594	0	(21)
	07/2025	CNH	24,612		3,415	0	(27)
	07/2025	EUR	1,082	CHF	1,008	0	(4)
	07/2025		8,577		$10,057	0	(47)
	07/2025	PLN	2,482		663	0	(26)
	07/2025	THB	21,307		644	0	(12)
	07/2025	TWD	53,779		1,650	0	(202)
	07/2025		$95,789	CAD	131,671	904	0
	07/2025		1,671	EUR	1,439	24	0
	07/2025		10,983	GBP	8,091	125	(2)
	07/2025		9,325	JPY	1,339,693	0	(21)
	07/2025		678	THB	22,611	18	0
	07/2025		1,829	TWD	57,962	167	0
	08/2025	CAD	131,452		$95,789	0	(907)
	08/2025	CNH	36,262		5,031	0	(54)
	08/2025	TWD	107,084		3,303	0	(420)
	08/2025		$3,409	CNH	24,647	47	0
	08/2025		1,519	EUR	1,292	7	0
	08/2025		67	JPY	9,598	0	0
	08/2025		19	TWD	562	0	0
MYI	07/2025	EUR	1,157	CHF	1,079	0	(2)
	07/2025	JPY	2,873,194		$19,713	0	(239)
	07/2025		$4,776	JPY	689,920	15	0
	07/2025		3	PLN	12	0	0
	08/2025	CNH	33,076		$4,620	0	(18)
	08/2025		$19,713	JPY	2,862,631	239	0
NGF	08/2025		57	TRY	2,393	1	0
SCX	07/2025	JPY	16,905,608		$116,607	0	(789)
	07/2025		$1	NZD	1	0	0
	08/2025	CNH	62,085		$8,689	0	(16)
	08/2025	EUR	26	CHF	24	0	0
	08/2025	TWD	40,828		$1,251	0	(168)
	08/2025		$5,653	CNH	40,927	86	0
	08/2025		222	JPY	31,890	1	0
	08/2025		484	TWD	15,941	70	0
SOG	07/2025	CHF	107	EUR	114	0	0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	JPY	4,742,129		$32,852		0	(79)
	08/2025	EUR	114	CHF	106		0	0
	08/2025		$32,852	JPY	4,724,728		79	0
SSB	07/2025	CAD	21		$15		0	0
	07/2025	GBP	154,721		209,495		0	(2,883)
	07/2025		$57,665	BRL	337,255		4,409	0
	08/2025		15	CAD	21		0	0
	08/2025		602	TWD	17,601		10	0
	12/2025	PEN	15,370		$4,156		0	(162)
UAG	07/2025	CHF	877	EUR	935		0	(3)
	07/2025	NOK	1,879		$185		0	(1)
	07/2025	THB	3,434		103		0	(2)
	07/2025		$3,110	JPY	450,162		16	0
	08/2025	EUR	935	CHF	875		4	0
	08/2025		$2,893	CNH	20,998		52	0
	09/2025		886	MXN	17,183		22	0

Total Forward Foreign Currency Contracts							$15,793	$(39,663)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Buy	98.000%	09/17/2025	538,400	$6,165	$717

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	499,300	$2,352	$1,494
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	583,000	1,603	892

							$3,955	$2,386

Total Purchased Options							$10,120	$3,103

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850%	07/16/2025	20,300	$(28)	$(1)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	40,600	(46)	(3)
JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000	07/16/2025	19,300	(20)	(1)
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	21,000	(26)	(2)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	18,700	(22)	(1)

							$(142)	$(8)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	9,100	$(29)	$(83)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	9,100	(29)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	9,700	(31)	(49)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	9,700	(31)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	8,900	(28)	(69)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	8,900	(28)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	8,900	(28)	(32)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	8,900	(28)	(17)
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500	04/29/2026	499,300	(749)	(387)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	9,400	(34)	(44)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	9,400	(31)	(11)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	8,800	(29)	(34)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	8,800	(27)	(15)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	4,000	(11)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	4,000	(11)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	5,600	(17)	(6)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	5,600	(17)	(9)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	11,400	(43)	(78)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	11,400	(43)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	11,100	(36)	(116)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	11,100	(36)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	4,700	(17)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	9,600	(30)	(85)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	4,700	(17)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	9,600	(30)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	11,800	(35)	(51)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	11,800	(35)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	9,300	(27)	(65)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	9,300	(27)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	4,600	(16)	(19)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	4,600	(16)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	8,700	(29)	(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	8,700	(29)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	8,400	(26)	(35)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	8,400	(26)	(20)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	9,300	(30)	(89)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	9,300	(30)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	10,100	(36)	(42)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	10,100	(36)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	9,000	(34)	(48)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	9,000	(34)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	9,000	(34)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	9,000	(34)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	12,800	(38)	(61)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	12,800	(38)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	8,800	(25)	(59)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	8,800	(25)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	11,800	(38)	(44)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	11,800	(38)	(26)

							$(2,146)	$(1,719)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055		$92.469	07/07/2025		5,400	$(30)	$0

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	5,400	(25)	(2)

$(55)	$(2)

Total Written Options	$(2,343)	$(1,729)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.162%	$6,000	$131	$(106)	$25	$0
CBK	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.508	800	(32)	36	4	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	-◆	5,200	0	28	28	0
GST	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.720	5,800	811	(330)	481	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	2,600	(11)	35	24	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	3,500	(30)	15	0	(15)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	3,800	(30)	53	23	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.661	12,100	(749)	831	82	0
Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	600	(8)	10	2	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	9,700	27	47	74	0
Post Holdings, Inc. «	1.900	Quarterly	12/20/2025	0.000	10,000	0	84	84	0

$109	$703	$827	$(15)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$1,200	$(36)	$41	$5	$0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	4,200	(124)	142	18	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	2,800	(80)	92	12	0
CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	6,600	(8)	43	35	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	1,800	(52)	60	8	0

$(300)	$378	$78	$0

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	CPURNSA	1.730%	Maturity	08/26/2025	$5,500	$0	$898	$898	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	iBoxx USD Liquid Investment Grade Index	542,784	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	$59,495	$0	$136	$136	$0

Total Swap Agreements	$(191)	$2,115	$1,939	$(15)

(s)

Securities with an aggregate market value of $15,363 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,999	$95,018	$97,017
Corporate Bonds & Notes
Banking & Finance	0	4,023,237	26,950	4,050,187
Industrials	0	3,401,364	31,491	3,432,855
Utilities	0	1,077,795	0	1,077,795
Municipal Bonds & Notes
Arizona	0	8,290	0	8,290
Florida	0	5,137	0	5,137
Texas	0	17,890	0	17,890
U.S. Government Agencies	0	1,282,326	2,051	1,284,377
U.S. Treasury Obligations	0	886,930	0	886,930
Non-Agency Mortgage-Backed Securities	0	220,037	36,470	256,507
Asset-Backed Securities
CMBS Other	0	49,284	0	49,284
Home Equity Other	0	171,697	0	171,697
Home Equity Sequential	0	24	0	24
Whole Loan Collateral	0	2,162	0	2,162
Other ABS	0	347,323	0	347,323
Sovereign Issues	0	634,014	0	634,014
Common Stocks
Communication Services	98	0	0	98
Financials	0	0	40	40
Industrials	0	0	3,936	3,936
Materials	211	0	0	211
Convertible Preferred Securities
Banking & Finance	9,100	0	0	9,100
Preferred Securities
Banking & Finance	30,499	437,194	0	467,693
Industrials	0	9,844	0	9,844
Utilities	0	11,183	0	11,183
Real Estate Investment Trusts
Real Estate	11,437	0	0	11,437
Short-Term Instruments
Mutual Funds	0	34,567	0	34,567
Repurchase Agreements	0	321,300	0	321,300
U.S. Treasury Bills	0	6,937	0	6,937

$51,345	$12,950,534	$195,956	$13,197,835
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$566,381	$0	$0	$566,381

Total Investments	$617,726	$12,950,534	$195,956	$13,764,216

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	771	18,214	0	18,985
Over the counter	0	20,723	112	20,835

$771	$38,937	$112	$39,820
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(359)	(7,381)	0	(7,740)
Over the counter	0	(41,407)	0	(41,407)

$(359)	$(48,788)	$0	$(49,147)

Total Financial Derivative Instruments	$412	$(9,851)	$112	$(9,327)

Totals	$618,138	$12,940,683	$196,068	$13,754,889

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Schedule of Investments PIMCO Investment Grade Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$66,400	$27,000	$(749)	$8	$1	$2,358	$0	$0	$95,018	$2,316
Corporate Bonds & Notes
Banking & Finance	25,667	19,920	(18,700)	(2)	0	65	0	0	26,950	223
Industrials	6,203	26,300	(245)	0	0	180	0	(947)	31,491	180
U.S. Government Agencies	2,099	0	(21)	2	7	(36)	0	0	2,051	(36)
Non-Agency Mortgage-Backed Securities	37,238	0	(1,124)	16	56	284	0	0	36,470	289
Common Stocks
Financials	57	0	0	0	0	(17)	0	0	40	(17)
Industrials	4,869	0	0	0	0	(933)	0	0	3,936	(933)

	$142,533	$73,220	$(20,839)	$24	$64	$1,901	$0	$(947)	$195,956	$2,022
Financial Derivative Instruments - Assets
Over the counter	$161	$5	$(5)	$0	$0	$(49)	$0	$0	$112	$(43)

Totals	$142,694	$73,225	$(20,844)	$24	$64	$1,852	$0	$(947)	$196,068	$1,979

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$34,806	Discounted Cash Flow			Discount Rate			3.327 - 8.298	4.719
		18,651	Indicative Market Quotation			Broker Quote			94.460	—
		34,206	Recent Transaction			Purchase Price			100.000	—
		7,355	Third Party Vendor			Broker Quote			39.500 - 101.000	96.228
Corporate Bonds & Notes
Banking & Finance		25,473	Discounted Cash Flow			Discount Rate			4.620 - 7.220	5.893
		1,291	Recent Transaction			Purchase Price			93.500	—
		186	Third Party Vendor			Expected Recovery			6.000	—
Industrials		5,080	Discounted Cash Flow			Discount Rate			4.944	—
		26,411	Proxy Pricing			Base Price			100.000	—
U.S. Government Agencies		2,051	Discounted Cash Flow			Discount Rate			11.474	—
Non-Agency Mortgage-Backed Securities		27,744	Discounted Cash Flow			Discount Rate			5.396	—
		8,726	Discounted Cash Flow			Discount Rate			$7.252	—
Common Stocks
Financials		40	Indicative Market Quotation			Broker Quote			$4.000	—
Industrials		3,936	Indicative Market Quotation			Broker Quote			0.625 - 20.500	19.829
Financial Derivative Instruments- Assets
Over the counter		112	Indicative Market Quotation			Broker Quote			0.197 - 0.785	0.717

Total		$196,068

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Long Duration Total Return Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.8%
Citadel Securities LP 6.327% (TSFR1M + 2.000%) due 10/31/2031 ~		$1,872	$1,881
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		430	434
8.816% (TSFR1M + 4.500%) due 01/03/2031 «~		1,941	1,961
Jane Street Group LLC 6.333% (TSFR3M + 2.000%) due 12/15/2031 ~		2,084	2,084
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(j)		700	700
Quikrete Holdings, Inc.
6.577% (TSFR1M + 2.250%) due 03/19/2029 ~		1,059	1,060
6.577% (TSFR1M + 2.250%) due 02/10/2032 ~		1,397	1,396
Telecom Serbia 3.399% (EUR003M + 1.350%) due 06/11/2029 «~	EUR	5,000	5,850
UKG, Inc. 7.311% (TSFR1M + 3.000%) due 02/10/2031 ~		$594	597
Vistra Zero Operating Co. LLC 6.327% (TSFR1M + 2.000%) due 04/30/2031 ~		1,692	1,672

Total Loan Participations and Assignments (Cost $17,100)			17,635

CORPORATE BONDS & NOTES 48.1%
BANKING & FINANCE 18.9%
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		1,700	1,752
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		2,000	1,997
AerCap Ireland Capital DAC
3.300% due 01/30/2032		1,000	907
3.850% due 10/29/2041		367	294
3.875% due 01/23/2028		1,000	983
Aircastle Ltd. 2.850% due 01/26/2028		2,010	1,914
Ally Financial, Inc. 5.737% due 05/15/2029 •		700	713
American Express Co.
3.433% due 05/20/2032 •	EUR	1,600	1,902
5.016% due 04/25/2031 •		$800	817
5.667% due 04/25/2036 •		500	518
American Financial Group, Inc. 4.500% due 06/15/2047		7,400	5,984
American Homes 4 Rent LP 3.625% due 04/15/2032		1,800	1,662
American Tower Corp.
1.875% due 10/15/2030		1,740	1,513
2.100% due 06/15/2030		1,550	1,377
2.900% due 01/15/2030		300	280
2.950% due 01/15/2051		2,800	1,775
5.550% due 07/15/2033		3,500	3,612
Arch Capital Group Ltd. 3.635% due 06/30/2050		4,900	3,576
Ares Capital Corp. 2.150% due 07/15/2026		1,500	1,462
Ares Finance Co. LLC 3.650% due 02/01/2052		3,100	2,151
Ares Strategic Income Fund 5.800% due 09/09/2030		1,600	1,606
Arthur J Gallagher & Co. 5.550% due 02/15/2055		2,100	2,016
Athene Global Funding
5.516% due 03/25/2027		1,200	1,221
5.583% due 01/09/2029		3,500	3,599
Aviation Capital Group LLC
4.125% due 08/01/2025		1,200	1,199
6.375% due 07/15/2030		3,500	3,716
Banco BTG Pactual SA 5.750% due 01/22/2030		1,400	1,401
Bank Leumi Le-Israel BM 7.129% due 07/18/2033 •(h)		1,000	1,027
Bank of America Corp. 5.819% due 09/15/2029 •		3,300	3,438

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Bank of Nova Scotia 4.740% due 11/10/2032 •		1,600	1,599
Barclays PLC
2.894% due 11/24/2032 •		2,300	2,036
6.224% due 05/09/2034 •		2,900	3,079
6.692% due 09/13/2034 •		600	655
Blackstone Holdings Finance Co. LLC
2.000% due 01/30/2032		2,300	1,937
2.850% due 08/05/2051		2,800	1,699
Blackstone Secured Lending Fund 2.850% due 09/30/2028		230	214
Blue Owl Capital Corp. 2.875% due 06/11/2028		3,800	3,541
Blue Owl Finance LLC
3.125% due 06/10/2031		4,408	3,916
4.375% due 02/15/2032		200	187
BNP Paribas SA
5.283% due 11/19/2030 •		1,000	1,019
5.786% due 01/13/2033 •		1,000	1,041
BPCE SA 7.003% due 10/19/2034 •		13,450	14,783
Brookfield Asset Management Ltd. 5.795% due 04/24/2035		700	719
Brookfield Finance LLC 3.450% due 04/15/2050		50	34
Brookfield Finance U.K. PLC 2.340% due 01/30/2032		5,190	4,416
Brookfield Finance, Inc.
3.500% due 03/30/2051		6,100	4,143
3.625% due 02/15/2052		800	554
4.700% due 09/20/2047		5,500	4,701
Brown & Brown, Inc.
5.550% due 06/23/2035		800	816
5.650% due 06/11/2034		1,650	1,696
CaixaBank SA
6.037% due 06/15/2035 •		900	942
6.840% due 09/13/2034 •		3,900	4,286
Cape Lookout Re Ltd. 12.996% due 04/05/2027 ~		2,700	2,739
Carlyle Finance LLC 5.650% due 09/15/2048		6,000	5,713
CBRE Services, Inc. 5.950% due 08/15/2034		2,600	2,739
Charles River Re Ltd. 11.044% due 05/10/2031 •		250	254
CI Financial Corp. 7.500% due 05/30/2029		150	158
Citizens Financial Group, Inc.
5.253% due 03/05/2031 •		2,400	2,433
5.718% due 07/23/2032 •		3,000	3,105
Community Preservation Corp. 2.867% due 02/01/2030		1,980	1,822
CoStar Group, Inc. 2.800% due 07/15/2030		1,500	1,358
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	2,000	590
CTR Partnership LP 3.875% due 06/30/2028		$100	96
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(g)		1,200	1,214
Danske Bank AS 4.375% due 06/12/2028		7,100	7,083
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		5,000	4,454
East Lane Re Ltd. 13.544% due 03/31/2026 ~		2,100	2,127
EPR Properties
3.750% due 08/15/2029		900	857
4.500% due 06/01/2027		600	597
4.950% due 04/15/2028		600	599
EQT AB 5.850% due 05/08/2035		2,200	2,246
Equinix, Inc. 3.400% due 02/15/2052		1,900	1,275
Equitable Holdings, Inc. 5.000% due 04/20/2048		3,393	2,997
Essex Portfolio LP 5.375% due 04/01/2035		600	609
Extra Space Storage LP
2.350% due 03/15/2032		400	340
5.500% due 07/01/2030		2,000	2,075
F&G Global Funding 5.875% due 01/16/2030		1,000	1,029
Fairfax Financial Holdings Ltd. 6.100% due 03/15/2055		2,300	2,255

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Farmers Insurance Exchange 4.747% due 11/01/2057 •	3,300	2,703
Fish Pond Re Ltd. 8.328% due 01/08/2027 ~	2,700	2,748
FMR LLC 5.150% due 02/01/2043	11,300	10,732
Ford Motor Credit Co. LLC
6.054% due 11/05/2031	1,000	995
6.800% due 05/12/2028	5,900	6,099
6.950% due 06/10/2026	1,700	1,724
Freedom Mortgage Corp. 12.000% due 10/01/2028	2,300	2,475
FS KKR Capital Corp.
3.125% due 10/12/2028	1,800	1,651
3.250% due 07/15/2027	2,200	2,110
GA Global Funding Trust
1.950% due 09/15/2028	1,400	1,293
2.250% due 01/06/2027	1,600	1,545
2.900% due 01/06/2032	1,600	1,400
Global Atlantic Fin Co. 3.125% due 06/15/2031	1,500	1,333
GLP Capital LP 6.250% due 09/15/2054	721	704
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •	6,000	5,335
5.218% due 04/23/2031 •	2,300	2,358
5.330% due 07/23/2035 •	2,700	2,725
5.536% due 01/28/2036 •	2,000	2,052
Golub Capital BDC, Inc. 7.050% due 12/05/2028	2,800	2,941
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037	7,400	6,765
Hardwood Funding LLC 5.330% due 06/07/2035 «(j)	900	912
HPS Corporate Lending Fund 5.850% due 06/05/2030	2,100	2,096
HSBC Holdings PLC 7.390% due 11/03/2028 •	1,596	1,695
Indian Railway Finance Corp. Ltd. 3.570% due 01/21/2032	2,200	2,025
ING Groep NV 6.114% due 09/11/2034 •	7,619	8,103
Intercontinental Exchange, Inc. 3.000% due 09/15/2060	4,000	2,425
Intesa Sanpaolo SpA
7.200% due 11/28/2033	1,900	2,135
8.248% due 11/21/2033 •	2,289	2,658
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030	3,100	3,212
Israel Discount Bank Ltd. 5.375% due 01/26/2028	2,900	2,905
JAB Holdings BV
3.750% due 05/28/2051	2,750	1,818
4.500% due 04/08/2052	300	228
Jackson National Life Global Funding
4.600% due 10/01/2029	1,400	1,398
5.550% due 07/02/2027	1,300	1,327
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028	2,150	2,309
JPMorgan Chase & Co.
5.140% due 01/24/2031 •	2,000	2,051
5.572% due 04/22/2036 •	4,300	4,458
Kilroy Realty LP 2.650% due 11/15/2033	200	157
Kizuna RE Pte. Ltd. 7.044% due 04/09/2029 ~	490	499
KKR Group Finance Co. LLC 3.250% due 12/15/2051	2,500	1,606
Ladder Capital Finance Holdings LLLP 5.500% due 08/01/2030 (b)	300	302
Lazard Group LLC 4.375% due 03/11/2029	1,800	1,779
Lehman Brothers Holdings, Inc. 7.000% due 09/27/2027 ^(c)	1,200	1
Lloyds Banking Group PLC 5.985% due 08/07/2027 •	1,700	1,726
Longleaf Pine Re Ltd. 21.794% due 05/27/2031 ~	900	928
LPL Holdings, Inc. 5.150% due 06/15/2030	1,000	1,013
Marex Group PLC 5.829% due 05/08/2028	800	811
Marsh & McLennan Cos., Inc. 4.750% due 03/15/2039	712	678
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 •	1,200	1,201

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley
0.000% due 04/02/2032 þ(j)		3,700	2,568
4.654% due 10/18/2030 •		3,000	3,006
5.042% due 07/19/2030 •		2,300	2,340
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		800	795
National Health Investors, Inc. 3.000% due 02/01/2031		460	409
National Securities Clearing Corp. 4.900% due 06/26/2029		4,000	4,097
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031		5,700	5,793
Nationwide Building Society 6.557% due 10/18/2027 •		6,100	6,256
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		4,000	2,991
NatWest Group PLC 4.892% due 05/18/2029 •		6,300	6,365
Newmark Group, Inc. 7.500% due 01/12/2029		1,467	1,553
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		450	439
2.450% due 09/15/2028		170	151
Nomura Holdings, Inc.
4.904% due 07/01/2030 (b)		200	201
5.783% due 07/03/2034		1,700	1,759
7.000% due 07/15/2030 •(b)(g)(h)		2,300	2,332
OneMain Finance Corp. 3.500% due 01/15/2027		1,990	1,950
Orange Capital RE DAC 8.323% due 01/17/2029 ~	EUR	250	294
Polestar Re Ltd. 17.544% due 01/07/2027 ~		$1,700	1,776
Popular, Inc. 7.250% due 03/13/2028		2,400	2,552
Quercus Re DAC 10.176% due 01/06/2031 ~	EUR	250	302
Reinsurance Group of America, Inc. 6.000% due 09/15/2033		$2,100	2,202
RGA Global Funding 6.000% due 11/21/2028		3,500	3,674
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		200	179
6.534% due 01/10/2029 •		900	940
6.833% due 11/21/2026 •		6,000	6,050
SBA Tower Trust 4.831% due 10/15/2029		4,300	4,309
Sixth Street Lending Partners 5.750% due 01/15/2030		1,000	1,003
Starwood Property Trust, Inc. 6.500% due 07/01/2030		1,000	1,034
Synchrony Financial 2.875% due 10/28/2031		430	373
Torrey Pines Re Ltd.
11.558% due 06/07/2027 ~		250	261
13.308% due 06/05/2026 ~		250	256
Trust Fibra Uno 4.869% due 01/15/2030		600	570
U.S. Bancorp 5.424% due 02/12/2036 •		600	612
UBS AG
5.650% due 09/11/2028		2,900	3,021
7.500% due 02/15/2028		3,200	3,453
UBS Group AG
1.305% due 02/02/2027 •		2,700	2,649
1.494% due 08/10/2027 •		5,600	5,417
3.091% due 05/14/2032 •		7,500	6,810
4.703% due 08/05/2027 •		2,200	2,205
4.751% due 05/12/2028 •		800	805
4.988% due 08/05/2033 •		1,700	1,695
5.428% due 02/08/2030 •		1,700	1,746
6.327% due 12/22/2027 •		1,200	1,232
UniCredit SpA
2.569% due 09/22/2026 •		1,500	1,492
3.127% due 06/03/2032 •		5,700	5,165
Ursa Re Ltd. 9.610% due 12/07/2026 ~		2,500	2,577
VICI Properties LP
3.875% due 02/15/2029		2,900	2,807
6.125% due 04/01/2054		710	699
Vitality Re Ltd.
6.044% due 01/08/2030 ~		250	250
8.044% due 01/08/2030 ~		250	251
Wells Fargo & Co.
3.068% due 04/30/2041 •		400	303
5.244% due 01/24/2031 •		2,000	2,052

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.605% due 04/23/2036 •		5,800	5,989
Welltower OP LLC 5.125% due 03/15/2043		10,600	9,873
Windmill Re DAC 7.599% due 07/05/2028 ~	EUR	250	297
Winston RE Ltd. 16.044% due 02/26/2027 ~		$2,800	2,944

			408,457

INDUSTRIALS 17.3%
AbbVie, Inc. 5.500% due 03/15/2064		692	672
AEP Transmission Co. LLC 3.650% due 04/01/2050		50	37
Air Canada Pass-Through Trust
3.300% due 07/15/2031		534	500
3.750% due 06/15/2029		226	220
5.250% due 10/01/2030		614	620
Aker BP ASA 3.100% due 07/15/2031		1,600	1,430
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,489	1,491
American Airlines Pass-Through Trust
2.875% due 01/11/2036		87	76
3.000% due 04/15/2030		2,991	2,834
3.250% due 04/15/2030		2,033	1,908
3.650% due 02/15/2029		123	119
3.700% due 04/01/2028		1,152	1,132
Amgen, Inc.
4.400% due 02/22/2062		1,994	1,558
4.663% due 06/15/2051		3,779	3,238
AS Mileage Plan IP Ltd. 5.308% due 10/20/2031		1,600	1,575
Ashtead Capital, Inc.
4.000% due 05/01/2028		1,200	1,182
5.950% due 10/15/2033		2,400	2,487
Axalta Coating Systems LLC 3.375% due 02/15/2029		500	474
Axon Enterprise, Inc. 6.125% due 03/15/2030		400	412
Bacardi Ltd. 5.900% due 06/15/2043		5,073	4,914
Baptist Health South Florida Foundation, Inc. 3.115% due 11/15/2071		3,300	1,905
Berry Global, Inc.
1.570% due 01/15/2026		715	702
5.500% due 04/15/2028		2,200	2,259
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051		1,490	921
Boeing Co.
2.196% due 02/04/2026		1,000	985
3.250% due 02/01/2035		903	761
6.298% due 05/01/2029		1,000	1,058
6.528% due 05/01/2034		2,400	2,609
6.858% due 05/01/2054		1,200	1,315
7.008% due 05/01/2064		674	741
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028		1,080	1,048
Boston Scientific Corp. 7.375% due 01/15/2040		12,750	15,469
British Airways Pass-Through Trust
3.300% due 06/15/2034		150	140
3.350% due 12/15/2030		45	43
4.250% due 05/15/2034		267	257
Broadcom, Inc.
2.600% due 02/15/2033		1,300	1,112
3.187% due 11/15/2036		1,899	1,575
3.419% due 04/15/2033		2,800	2,540
3.469% due 04/15/2034		5,150	4,602
3.500% due 02/15/2041		300	238
4.150% due 04/15/2032		2,000	1,928
Cablevision Lightpath LLC 3.875% due 09/15/2027		2,000	1,929
Cameron LNG LLC 3.701% due 01/15/2039		1,400	1,198
Canadian Natural Resources Ltd. 5.400% due 12/15/2034		400	398
Canadian Pacific Railway Co. 4.200% due 11/15/2069		1,900	1,433
CDW LLC
2.670% due 12/01/2026		3,200	3,122
3.276% due 12/01/2028		500	478
3.569% due 12/01/2031		2,900	2,671
Cencora, Inc. 3.625% due 05/22/2032	EUR	700	833

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

CGI, Inc. 2.300% due 09/14/2031		$1,600	1,384
Charter Communications Operating LLC
2.300% due 02/01/2032		860	726
3.500% due 06/01/2041		4,000	2,904
3.900% due 06/01/2052		1,770	1,216
5.375% due 04/01/2038		600	566
5.375% due 05/01/2047		2,200	1,911
Chord Energy Corp. 6.750% due 03/15/2033		1,000	1,022
City of Hope 4.378% due 08/15/2048		1,010	806
Colorado Interstate Gas Co. LLC 6.850% due 06/15/2037		1,300	1,390
Constellation Brands, Inc. 4.800% due 05/01/2030		1,100	1,109
Continental Wind LLC 6.000% due 02/28/2033		1,022	1,051
Corp. Nacional del Cobre de Chile 6.330% due 01/13/2035		700	728
CSN Resources SA 4.625% due 06/10/2031		4,800	3,783
DAE Funding LLC 3.375% due 03/20/2028		2,700	2,600
Dell International LLC 5.000% due 04/01/2030		800	813
Devon Energy Corp. 5.750% due 09/15/2054		1,143	1,030
Diageo Investment Corp. 5.125% due 08/15/2030		1,400	1,443
Diamondback Energy, Inc.
5.550% due 04/01/2035		1,500	1,517
5.900% due 04/18/2064		723	670
Elevance Health, Inc. 5.850% due 11/01/2064		4,500	4,373
Embraer Netherlands Finance BV 5.980% due 02/11/2035		1,500	1,547
Enbridge, Inc.
5.700% due 03/08/2033		2,150	2,230
5.950% due 04/05/2054		488	483
Energy Transfer LP
5.300% due 04/15/2047		7,400	6,534
6.050% due 06/01/2041		3,200	3,206
6.250% due 04/15/2049		100	99
6.625% due 10/15/2036		5,200	5,615
7.500% due 07/01/2038		4,135	4,738
Eni SpA 5.750% due 05/19/2035		1,000	1,023
Entergy Louisiana LLC
1.600% due 12/15/2030		600	519
2.900% due 03/15/2051		2,100	1,303
Enterprise Products Operating LLC 4.450% due 02/15/2043		1,000	866
Equifax, Inc. 4.800% due 09/15/2029		900	908
Expand Energy Corp. 5.700% due 01/15/2035		800	812
Ferguson Enterprises, Inc. 5.000% due 10/03/2034		900	894
FirstEnergy Pennsylvania Electric Co. 3.600% due 06/01/2029		3,300	3,188
Flex Intermediate Holdco LLC
3.363% due 06/30/2031		5,000	4,447
4.317% due 12/30/2039		1,750	1,383
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		1,600	1,651
6.510% due 02/23/2042		600	622
HCA, Inc.
3.625% due 03/15/2032		4,000	3,691
4.625% due 03/15/2052		1,000	804
5.125% due 06/15/2039		2,900	2,729
5.250% due 06/15/2049		600	533
5.500% due 06/15/2047		450	419
6.000% due 04/01/2054		698	683
Hyundai Capital America 5.400% due 06/24/2031		2,800	2,866
IGT Lottery Holdings BV 4.250% due 03/15/2030	EUR	2,800	3,366
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031		2,300	2,934
Imperial Brands Finance PLC 3.500% due 07/26/2026		$2,200	2,174
JDE Peet's NV 2.250% due 09/24/2031		300	256
JetBlue Pass-Through Trust 4.000% due 05/15/2034		141	132

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Kinder Morgan Energy Partners LP 6.500% due 09/01/2039		400	427
Kraft Heinz Foods Co.
5.200% due 03/15/2032		2,400	2,445
6.500% due 02/09/2040		310	332
Las Vegas Sands Corp.
3.500% due 08/18/2026		800	790
3.900% due 08/08/2029		1,600	1,524
6.200% due 08/15/2034		719	735
Marriott International, Inc. 5.500% due 04/15/2037		1,700	1,701
Mars, Inc.
4.800% due 03/01/2030		1,200	1,216
5.200% due 03/01/2035		2,000	2,025
5.650% due 05/01/2045		500	502
Marvell Technology, Inc.
2.450% due 04/15/2028		200	190
2.950% due 04/15/2031		30	27
4.750% due 07/15/2030		200	201
5.450% due 07/15/2035		500	504
Meta Platforms, Inc. 5.400% due 08/15/2054		2,400	2,342
MGM China Holdings Ltd. 5.875% due 05/15/2026		1,100	1,101
Microchip Technology, Inc. 5.050% due 02/15/2030		1,100	1,116
Micron Technology, Inc. 3.366% due 11/01/2041		300	220
Miller Homes Group Finco PLC 6.529% due 10/15/2030 •	EUR	1,000	1,199
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	7,600	5,785
MPLX LP
4.500% due 04/15/2038		$805	713
4.700% due 04/15/2048		1,500	1,218
4.900% due 04/15/2058		75	60
4.950% due 03/14/2052		1,400	1,160
5.000% due 03/01/2033		988	975
5.400% due 04/01/2035		600	596
5.500% due 02/15/2049		1,060	958
National Football League
4.780% due 10/05/2030 « (j)		2,700	2,705
5.250% due 10/05/2034 « (j)		2,300	2,309
National Fuel Gas Co. 2.950% due 03/01/2031		2,700	2,410
Newmont Corp. 4.200% due 05/13/2050		20	16
Northern Natural Gas Co. 4.300% due 01/15/2049		6,100	4,844
Northern Star Resources Ltd. 6.125% due 04/11/2033		3,600	3,755
Northwell Healthcare, Inc. 4.260% due 11/01/2047		1,800	1,434
Occidental Petroleum Corp.
6.050% due 10/01/2054		728	668
6.200% due 03/15/2040		1,000	980
6.450% due 09/15/2036		670	686
Oracle Corp.
3.600% due 04/01/2040		100	80
3.600% due 04/01/2050		1,120	784
3.650% due 03/25/2041		1,900	1,499
3.800% due 11/15/2037		2,800	2,399
3.850% due 04/01/2060		8,005	5,521
4.100% due 03/25/2061		3,800	2,750
4.500% due 07/08/2044		900	761
5.375% due 09/27/2054		700	640
5.500% due 09/27/2064		1,300	1,185
PeaceHealth Obligated Group 3.218% due 11/15/2050		1,260	781
Petroleos Mexicanos 10.000% due 02/07/2033 (k)		4,271	4,575
Pfizer Netherlands International Finance BV 2.875% due 05/19/2029	EUR	600	713
Philip Morris International, Inc.
3.250% due 06/06/2032		600	696
3.875% due 08/21/2042		$880	716
Piedmont Healthcare, Inc.
2.719% due 01/01/2042		500	349
2.864% due 01/01/2052		500	306
Prosus NV
3.257% due 01/19/2027		600	588
4.193% due 01/19/2032 (k)		3,000	2,811
4.987% due 01/19/2052		1,100	849
Renesas Electronics Corp. 2.170% due 11/25/2026		4,900	4,740

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Sands China Ltd.
2.300% due 03/08/2027		2,100	2,018
3.250% due 08/08/2031		1,300	1,148
3.800% due 01/08/2026		600	597
Saudi Arabian Oil Co.
5.875% due 07/17/2064		2,800	2,562
6.375% due 06/02/2055		1,000	1,001
Sealed Air Corp. 1.573% due 10/15/2026		1,921	1,839
Skyworks Solutions, Inc. 3.000% due 06/01/2031		600	529
Snam SpA 5.750% due 05/28/2035		2,000	2,044
Spirit AeroSystems, Inc. 3.850% due 06/15/2026		1,300	1,274
Spirit Airlines Pass-Through Trust 3.650% due 08/15/2031		312	271
Synopsys, Inc. 5.150% due 04/01/2035		1,500	1,513
Sysco Corp. 5.400% due 03/23/2035		1,100	1,120
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,500	1,323
3.300% due 02/15/2051		1,900	1,262
3.400% due 10/15/2052		3,500	2,340
3.600% due 11/15/2060		5,401	3,605
Targa Resources Corp.
6.125% due 03/15/2033		2,100	2,214
6.250% due 07/01/2052		702	696
6.500% due 02/15/2053		3,400	3,494
TD SYNNEX Corp.
1.750% due 08/09/2026		4,200	4,062
2.375% due 08/09/2028		3,400	3,186
2.650% due 08/09/2031		2,340	2,021
Tencent Holdings Ltd. 3.940% due 04/22/2061		1,200	886
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,660	3,382
7.625% due 04/01/2037		4,720	5,488
8.375% due 06/15/2032		3,600	4,178
Teva Pharmaceutical Finance Netherlands BV 4.125% due 06/01/2031	EUR	2,000	2,366
Time Warner Cable LLC
5.875% due 11/15/2040		$500	480
6.750% due 06/15/2039		1,300	1,348
7.300% due 07/01/2038		1,225	1,337
Topaz Solar Farms LLC 4.875% due 09/30/2039		3,369	2,982
Transcontinental Gas Pipe Line Co. LLC 4.600% due 03/15/2048		1,168	984
Tyson Foods, Inc.
5.400% due 03/15/2029		1,700	1,753
5.700% due 03/15/2034		1,513	1,567
Uber Technologies, Inc. 4.800% due 09/15/2034		1,400	1,376
United Airlines Pass-Through Trust
2.700% due 11/01/2033		454	407
2.875% due 04/07/2030		437	413
3.100% due 04/07/2030		374	349
3.450% due 01/07/2030		242	231
4.300% due 02/15/2027		6,938	6,930
4.550% due 08/25/2031		1,713	1,610
5.875% due 04/15/2029		2,077	2,121
UnitedHealth Group, Inc.
5.050% due 04/15/2053		4,600	4,109
5.200% due 04/15/2063		5,000	4,460
5.750% due 07/15/2064		287	279
Vale Overseas Ltd. 6.400% due 06/28/2054		3,900	3,837
Valley Children's Hospital 4.399% due 03/15/2048		2,000	1,614
Var Energi ASA 6.500% due 05/22/2035		1,800	1,866
Venture Global Plaquemines LNG LLC 6.750% due 01/15/2036 (b)		500	500
VMware LLC
1.800% due 08/15/2028		600	555
2.200% due 08/15/2031		350	304
Volkswagen Group of America Finance LLC 4.950% due 03/25/2027		2,400	2,408
Weir Group, Inc. 5.350% due 05/06/2030		1,300	1,319
Williams Cos., Inc.
4.800% due 11/15/2029		2,200	2,226
5.150% due 03/15/2034		2,400	2,396

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Woodside Finance Ltd.
5.100% due 09/12/2034		3,250	3,149
5.400% due 05/19/2030		3,200	3,247
Wynn Macau Ltd. 5.625% due 08/26/2028		3,300	3,246

			373,280

UTILITIES 11.9%
AEP Texas, Inc. 5.400% due 06/01/2033		3,300	3,350
AES Corp. 5.450% due 06/01/2028		900	920
Alabama Power Co.
4.300% due 01/02/2046		700	587
4.300% due 07/15/2048		2,000	1,660
Alliant Energy Finance LLC
1.400% due 03/15/2026		1,000	970
3.600% due 03/01/2032		1,700	1,541
American Transmission Systems, Inc. 5.000% due 09/01/2044		200	183
Arizona Public Service Co. 2.650% due 09/15/2050		20	12
AT&T, Inc.
3.500% due 09/15/2053		1,883	1,276
3.550% due 09/15/2055		493	333
3.650% due 09/15/2059		6,731	4,519
Baltimore Gas & Electric Co. 5.400% due 06/01/2053		3,400	3,247
Berkshire Hathaway Energy Co.
4.250% due 10/15/2050		200	160
4.600% due 05/01/2053		400	335
6.125% due 04/01/2036		500	538
BG Energy Capital PLC 5.125% due 10/15/2041		4,300	4,070
Black Hills Corp.
6.000% due 01/15/2035		704	731
6.150% due 05/15/2034		4,200	4,410
Boston Gas Co. 6.119% due 07/20/2053		4,560	4,575
BP Capital Markets BV 3.360% due 09/12/2031	EUR	2,300	2,734
CenterPoint Energy Houston Electric LLC 4.800% due 03/15/2030		$1,000	1,018
Chile Electricity Lux MPC SARL 5.580% due 10/20/2035		5,083	5,091
Cleveland Electric Illuminating Co. 4.550% due 11/15/2030		3,500	3,442
Commonwealth Edison Co. 3.850% due 03/15/2052		100	76
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060		700	415
4.300% due 12/01/2056		100	79
Constellation Energy Generation LLC 5.800% due 03/01/2033		4,900	5,184
Dominion Energy, Inc.
5.000% due 06/15/2030		2,100	2,144
5.450% due 03/15/2035		2,500	2,522
DTE Energy Co. 5.100% due 03/01/2029		1,500	1,530
Duke Energy Carolinas LLC
3.750% due 06/01/2045		270	210
4.000% due 09/30/2042		400	331
Duke Energy Corp. 5.800% due 06/15/2054		900	880
Duke Energy Florida LLC
3.000% due 12/15/2051		1,496	946
3.850% due 11/15/2042		4,600	3,669
6.350% due 09/15/2037		200	219
Duke Energy Ohio, Inc. 5.400% due 06/15/2033		110	113
Duke Energy Progress LLC
2.500% due 08/15/2050		3,990	2,312
5.250% due 03/15/2033		4,100	4,235
Edison International 5.750% due 06/15/2027		330	332
Electricite de France SA
6.900% due 05/23/2053		730	780
9.125% due 03/15/2033 •(g)		2,100	2,374
Enel Finance International NV 7.500% due 10/14/2032		2,768	3,157
Entergy Arkansas LLC
2.650% due 06/15/2051		60	35
3.350% due 06/15/2052		270	181
Entergy Corp. 2.400% due 06/15/2031		2,390	2,113

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Entergy Texas, Inc.
1.750% due 03/15/2031		3,200	2,764
5.800% due 09/01/2053		600	592
EPH Financing International AS
5.875% due 11/30/2029	EUR	2,800	3,528
6.651% due 11/13/2028		3,000	3,838
Evergy Kansas Central, Inc. 5.250% due 03/15/2035		$2,100	2,126
Eversource Energy 5.125% due 05/15/2033		1,500	1,502
Gazprom PJSC Via Gaz Finance PLC 3.500% due 07/14/2031		8,000	5,400
Georgia Power Co.
3.250% due 03/15/2051		5,300	3,640
3.700% due 01/30/2050		1,000	747
4.300% due 03/15/2042		3,752	3,242
5.125% due 05/15/2052		2,400	2,246
Greenko Power Ltd. 4.300% due 12/13/2028		327	308
Indiana Michigan Power Co.
3.250% due 05/01/2051		1,780	1,166
6.050% due 03/15/2037		800	864
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		2,800	2,690
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		2,400	2,150
Kentucky Utilities Co.
3.300% due 06/01/2050		70	47
5.450% due 04/15/2033		2,000	2,064
Louisville Gas & Electric Co. 5.450% due 04/15/2033		2,000	2,069
MidAmerican Energy Co. 2.700% due 08/01/2052		5,500	3,410
Narragansett Electric Co. 5.350% due 05/01/2034		1,400	1,421
National Grid USA 5.803% due 04/01/2035		120	123
New York State Electric & Gas Corp.
1.950% due 10/01/2030		480	412
2.150% due 10/01/2031		2,000	1,716
5.850% due 08/15/2033		700	735
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	3,600	2,666
4.670% due 06/12/2035		3,600	2,682
Niagara Mohawk Power Corp. 4.119% due 11/28/2042		$3,500	2,848
NiSource, Inc. 5.250% due 03/30/2028		2,720	2,785
Northern States Power Co. 3.600% due 09/15/2047		6,300	4,730
NRG Energy, Inc. 2.450% due 12/02/2027		362	344
Oglethorpe Power Corp. 5.050% due 10/01/2048		1,358	1,202
Ohio Power Co.
2.900% due 10/01/2051		1,100	673
5.850% due 10/01/2035		100	104
ONEOK, Inc.
5.050% due 11/01/2034		7,200	7,010
5.850% due 11/01/2064		2,900	2,691
6.625% due 09/01/2053		650	676
7.150% due 01/15/2051		100	108
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,100	1,824
3.000% due 06/15/2028		3,200	3,040
3.150% due 01/01/2026		1,200	1,189
3.250% due 06/01/2031		1,700	1,527
3.500% due 08/01/2050		7,250	4,655
3.750% due 08/15/2042		2,790	1,991
3.950% due 12/01/2047		1,000	706
4.200% due 03/01/2029		2,000	1,953
4.250% due 03/15/2046		300	224
4.300% due 03/15/2045		500	378
4.400% due 03/01/2032		2,000	1,877
4.500% due 07/01/2040		6,100	5,088
4.550% due 07/01/2030		750	732
4.600% due 06/15/2043		900	714
4.750% due 02/15/2044		100	81
4.950% due 07/01/2050		370	299
5.250% due 03/01/2052		300	250
6.150% due 01/15/2033		1,200	1,237
PacifiCorp
4.125% due 01/15/2049		8,300	6,365
4.150% due 02/15/2050		300	228
5.750% due 04/01/2037		60	61
6.000% due 01/15/2039		2,040	2,110

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.100% due 08/01/2036	60	63
6.250% due 10/15/2037	3,300	3,490
PECO Energy Co. 2.850% due 09/15/2051	886	559
Progress Energy, Inc. 7.750% due 03/01/2031	3,500	4,033
Public Service Electric & Gas Co. 4.000% due 06/01/2044	5,700	4,574
San Diego Gas & Electric Co.
4.100% due 06/15/2049	2,970	2,289
4.150% due 05/15/2048	9,400	7,316
Sierra Pacific Power Co. 6.750% due 07/01/2037	3,600	3,979
Southern California Edison Co.
2.250% due 06/01/2030	800	703
2.500% due 06/01/2031	4,700	4,084
2.750% due 02/01/2032	2,400	2,070
2.950% due 02/01/2051	3,000	1,759
3.450% due 02/01/2052	2,300	1,447
3.650% due 03/01/2028	200	194
3.650% due 02/01/2050	1,100	728
3.650% due 06/01/2051	2,020	1,337
3.900% due 12/01/2041	500	378
3.900% due 03/15/2043	3,600	2,661
4.650% due 10/01/2043	1,850	1,497
6.000% due 01/15/2034	3,600	3,694
Southern California Gas Co.
3.950% due 02/15/2050	1,600	1,203
4.125% due 06/01/2048	4,417	3,433
Southwestern Electric Power Co. 6.200% due 03/15/2040	2,200	2,297
Vodafone Group PLC
4.875% due 06/19/2049	4,140	3,565
5.750% due 02/10/2063	800	751
5.875% due 06/28/2064	1,729	1,664
Wisconsin Electric Power Co. 4.300% due 12/15/2045	3,600	2,964

		256,119

Total Corporate Bonds & Notes (Cost $1,119,294)		1,037,856

MUNICIPAL BONDS & NOTES 1.8%
CALIFORNIA 0.5%
Fresno County, California Revenue Bonds, (NPFGC Insured), Series 2004
0.000% due 08/15/2030 (e)	3,800	3,008
0.000% due 08/15/2032 (e)	100	71
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
2.746% due 06/01/2034	300	260
3.000% due 06/01/2046	1,540	1,353
4.214% due 06/01/2050	2,600	1,875
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 3.037% due 06/01/2032	4,200	3,725
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	900	968

		11,260

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	7,413	8,013

ILLINOIS 0.3%
Illinois State General Obligation Bonds, (BABs), Series 2010 6.725% due 04/01/2035	77	81
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020 3.007% due 01/01/2033	5,030	4,497
Wheaton College, Illinois Revenue Bonds, Series 2004 6.090% due 10/01/2034	900	961

		5,539

NEVADA 0.0%
Reno, Nevada Revenue Bonds, (NPFGC Insured), Series 2005 0.000% due 06/01/2034 (e)	700	453

NEW MEXICO 0.0%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.406% due 08/01/2046	1,000	864

NEW YORK 0.3%
New York City, New York General Obligation Bonds, Series 2025
6.291% due 02/01/2045	1,480	1,552

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.385% due 02/01/2055	120	125
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 4.375% due 05/01/2037	4,095	3,869

		5,546

OHIO 0.0%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041	800	951

PENNSYLVANIA 0.1%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, Series 2021 2.991% due 06/01/2042	3,770	2,786

TEXAS 0.2%
Dallas, Texas General Obligation Bonds, Series 2005 0.000% due 02/15/2033 (e)	2,900	2,030
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	2,600	2,629

		4,659

Total Municipal Bonds & Notes (Cost $45,408)		40,071

U.S. GOVERNMENT AGENCIES 17.4%
Fannie Mae
2.349% due 01/25/2031 ~(a)	15,936	925
3.000% due 12/25/2046	1,492	1,026
4.807% due 07/25/2037 •	4	3
4.820% due 09/25/2032 •	2	2
4.881% due 03/25/2036 •	1	1
5.000% due 08/25/2033	15	16
5.070% due 08/25/2040 •	178	177
5.500% due 04/25/2033 - 08/25/2035	23	23
5.696% due 06/01/2043 •	24	24
5.810% due 06/01/2031	2,000	2,076
5.900% due 07/25/2042	4	4
6.000% due 07/25/2031 - 03/25/2036	1,072	1,126
6.036% due 12/01/2034 •	95	96
6.078% due 10/01/2035 •	77	78
6.080% due 04/01/2035 •	200	201
6.307% due 06/01/2035 •	248	249
6.405% due 11/01/2035 •	2	2
6.435% due 12/01/2033 •	9	9
6.782% due 05/25/2035 ~	87	89
7.037% due 11/01/2034 •	133	139
7.126% due 06/01/2035 •	179	180
7.190% due 09/01/2035 •	3	3
7.505% due 08/01/2035 •	11	12
Federal Farm Credit Bank 5.125% due 07/09/2029	500	522
Freddie Mac
2.862% due 07/25/2054 ~	4,700	4,410
4.818% due 01/15/2033 •	1	1
5.000% due 03/01/2038 - 12/01/2038	197	201
5.599% due 10/25/2044 - 02/25/2045 •	41	39
6.000% due 06/15/2035 - 10/01/2037	574	601
6.500% due 10/25/2043	31	32
6.725% due 04/01/2035 •	7	7
7.125% due 10/01/2035 •	4	4
Ginnie Mae
3.250% due 02/20/2049	2,702	2,373
4.875% due 05/20/2030 •	14	14
Ginnie Mae, TBA
4.000% due 07/01/2055 - 08/01/2055	51,600	47,975
4.500% due 07/01/2055 - 08/01/2055	20,300	19,427
Resolution Funding Corp. STRIPS 0.000% due 01/15/2029	1,000	870
Tennessee Valley Authority 4.875% due 05/15/2035	4,800	4,912
U.S. Small Business Administration
5.290% due 12/01/2027	35	35
5.510% due 11/01/2027	9	9
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2055	5,588	5,196
5.000% due 08/01/2055	35,100	34,381
6.000% due 08/01/2055	237,800	241,439
6.500% due 08/01/2055	7,800	8,043

Total U.S. Government Agencies (Cost $374,663)		376,952

U.S. TREASURY OBLIGATIONS 64.9%
U.S. Treasury Bonds
1.125% due 05/15/2040 (k)	47,175	29,344
1.125% due 08/15/2040 (k)	95,010	58,479

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

1.375% due 11/15/2040 (k)	55,540	35,400
1.750% due 08/15/2041 (k)	99,000	65,758
1.875% due 02/15/2041 (k)	397,700	273,667
1.875% due 02/15/2051 (o)	52,395	29,448
2.000% due 11/15/2041	10,500	7,224
2.000% due 02/15/2050	22,030	12,944
2.250% due 08/15/2049	32,576	20,445
2.375% due 11/15/2049 (m)	875	563
2.500% due 02/15/2045	15,520	10,931
2.750% due 11/15/2042 (m)(o)	1,000	762
2.750% due 08/15/2047	12,900	9,200
2.875% due 05/15/2049 (o)	405	291
3.000% due 11/15/2044	14,350	11,055
3.000% due 05/15/2045	12,360	9,471
3.000% due 02/15/2048	12,900	9,589
3.000% due 08/15/2048 (m)	25,990	19,230
3.000% due 02/15/2049 (k)	89,030	65,625
3.125% due 02/15/2043 (k)	24,610	19,799
3.125% due 08/15/2044 (m)	14,310	11,288
3.375% due 08/15/2042 (k)	61,350	51,512
3.375% due 11/15/2048 (k)	69,800	55,237
3.625% due 08/15/2043 (o)	3,200	2,754
3.750% due 08/15/2041 (k)	1,700	1,524
3.875% due 02/15/2043	12,700	11,372
3.875% due 05/15/2043	9,100	8,131
4.125% due 08/15/2044 (k)	109,900	100,717
4.500% due 11/15/2054	2,700	2,574
4.625% due 05/15/2044 (k)	4,900	4,807
4.625% due 11/15/2044 (k)	46,700	45,730
4.625% due 02/15/2055 (k)	41,200	40,119
4.750% due 02/15/2045 (k)	82,400	81,988
U.S. Treasury Inflation Protected Securities (f)
0.125% due 01/15/2032 (m)	27,424	24,867
0.625% due 07/15/2032	49,348	46,050
1.125% due 01/15/2033 (m)	45,302	43,310
1.750% due 01/15/2034	40,592	40,259
U.S. Treasury Notes
3.875% due 04/30/2030 (o)	14,300	14,359
4.125% due 10/31/2029 (o)	1,520	1,542
U.S. Treasury STRIPS
0.000% due 05/15/2034 (a)(m)	71,900	49,146
0.000% due 08/15/2034 (a)	32,970	22,239
0.000% due 05/15/2035 (a)(m)	32,500	21,090
0.000% due 11/15/2036 (a)	37,600	22,528
0.000% due 08/15/2037 (a)(m)	8,900	5,111
0.000% due 05/15/2041 (a)	450	208
0.000% due 08/15/2041 (a)	350	159
0.000% due 11/15/2041 (a)	170	76
0.000% due 02/15/2042 (a)	1,850	816
0.000% due 05/15/2042 (a)	1,240	539
0.000% due 08/15/2042 (a)	1,890	810
0.000% due 11/15/2042 (a)	810	343

Total U.S. Treasury Obligations (Cost $1,663,946)		1,400,430

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.1%
Adjustable Rate Mortgage Trust 4.716% due 10/25/2035 ~	444	393
AG Trust 6.327% due 07/15/2041 •	760	763
American Home Mortgage Assets Trust
4.554% due 10/25/2046 •	50	45
5.319% due 11/25/2046 •	1,470	357
Banc of America Funding Trust 6.249% due 02/20/2036 ~	79	76
Banc of America Mortgage Trust 5.830% due 08/25/2035 ~	265	253
Bear Stearns Adjustable Rate Mortgage Trust
4.250% due 05/25/2047 ~	372	335
4.811% due 11/25/2030 ~	16	16
5.925% due 11/25/2034 ~	9	8
7.080% due 10/25/2035 •	16	15
Bear Stearns ALT-A Trust
4.608% due 11/25/2036 ~	99	57
4.754% due 08/25/2036 •	2,041	1,745
4.905% due 09/25/2035 ~	1,907	1,095
5.326% due 10/25/2035 ~	135	112
Bear Stearns Mortgage Funding Trust 4.794% due 10/25/2036 •	1,434	1,277
Benchmark Mortgage Trust 4.016% due 03/15/2052	4,500	4,384
BMO Mortgage Trust 5.187% due 07/15/2058	5,000	5,109
Chase Mortgage Finance Trust
4.669% due 03/25/2037 ~	133	123
5.500% due 11/25/2035	1,363	975

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

ChaseFlex Trust 4.994% due 05/25/2037 •	2,135	2,055
Citigroup Mortgage Loan Trust
4.504% due 01/25/2037 •	16	14
5.234% due 08/25/2035 •	24	24
7.230% due 10/25/2035 •	10	11
COMM Mortgage Trust 3.140% due 10/10/2036	4,300	3,999
Countrywide Alternative Loan Trust
4.627% due 12/20/2046 •	396	346
4.814% due 09/25/2046 •	368	358
4.852% due 03/20/2046 •	95	87
4.854% due 05/25/2036 •	1,977	1,849
4.994% due 02/25/2037 •	39	33
5.072% due 12/20/2035 •	395	373
5.076% due 11/20/2035 •	1,664	1,571
5.500% due 09/25/2035	1,018	725
5.500% due 10/25/2035	2,181	1,144
5.500% due 11/25/2035	441	245
5.500% due 03/25/2036	60	25
6.000% due 03/25/2036	2,730	1,229
6.250% due 08/25/2037	99	46
Countrywide Home Loan Mortgage Pass-Through Trust
4.607% due 11/25/2037 ~	296	283
4.894% due 05/25/2035 •	37	32
5.074% due 03/25/2035 •	95	83
5.138% due 11/25/2034 ~	29	28
5.250% due 05/25/2035	68	48
5.395% due 02/20/2035 ~	1	1
5.852% due 11/20/2034 ~	6	6
6.248% due 02/20/2036 •	70	65
6.662% due 02/20/2036 •	17	14
Countrywide Home Loan Reperforming REMIC Trust 4.854% due 07/25/2036 •	1,039	979
DSLA Mortgage Loan Trust 4.952% due 08/19/2045 •	46	41
First Horizon Mortgage Pass-Through Trust 4.479% due 12/25/2034 ~	1	1
GS Mortgage Securities Trust 3.722% due 10/10/2049 ~	5,225	4,399
GSMPS Mortgage Loan Trust 4.784% due 01/25/2036 •	311	251
GSR Mortgage Loan Trust 4.429% due 11/25/2035 ~	2	2
HarborView Mortgage Loan Trust
4.812% due 01/19/2038 •	1,050	922
4.842% due 12/19/2036 •	2,402	1,886
IndyMac INDX Mortgage Loan Trust
3.768% due 04/25/2037 ~	108	96
3.794% due 04/25/2037 ~	74	68
4.588% due 12/25/2034 ~	7	6
4.834% due 06/25/2046 •	288	252
4.954% due 07/25/2035 •	2,062	1,378
JP Morgan Chase Commercial Mortgage Securities Trust 3.379% due 09/15/2050	698	682
JP Morgan Mortgage Trust
4.481% due 01/25/2037 ~	12	9
5.334% due 11/25/2049 •	205	196
5.334% due 12/25/2049 •	94	90
5.875% due 02/25/2035 ~	1	1
6.373% due 07/25/2035 ~	365	371
Lehman XS Trust 4.794% due 12/25/2036 •	631	613
MASTR Adjustable Rate Mortgages Trust
4.644% due 04/25/2046 •	223	205
6.043% due 11/21/2034 ~	25	24
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.126% due 11/15/2031 •	7	7
Merrill Lynch Mortgage Investors Trust
5.879% due 05/25/2033 ~	4	4
6.225% due 02/25/2034 ~	2	2
6.676% due 07/25/2034 ~	41	41
7.000% due 05/25/2033 ~	2	2
Morgan Stanley Mortgage Loan Trust 4.734% due 08/25/2036 •	2,579	576
New Residential Mortgage Loan Trust
2.750% due 11/25/2059 ~	2,599	2,492
4.500% due 05/25/2058 ~	1,327	1,301
Nomura Asset Acceptance Corp. Alternative Loan Trust 6.159% due 05/25/2036 ~	12,682	2,291
Prime Mortgage Trust 4.834% due 02/25/2034 •	1	0
Residential Accredit Loans, Inc. Trust
4.854% due 04/25/2046 •	175	44
6.000% due 06/25/2036	3,558	2,821
6.000% due 08/25/2036	500	418

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.500% due 08/25/2036		897	797
Residential Asset Securitization Trust
4.834% due 01/25/2046 •		183	51
4.884% due 04/25/2035 •		40	20
Structured Adjustable Rate Mortgage Loan Trust
4.754% due 10/25/2035 •		24	23
4.874% due 05/25/2037 •		80	73
5.799% due 01/25/2035 •		32	29
5.969% due 12/25/2034 ~		17	17
Structured Asset Mortgage Investments Trust
4.854% due 04/25/2036 •		188	171
4.874% due 05/25/2036 •		99	81
5.054% due 12/25/2035 •		3	2
5.092% due 10/19/2034 •		5	5
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.066% due 12/25/2033 ~		5	5
TBW Mortgage-Backed Trust 6.000% due 07/25/2036		4,569	1,737
WaMu Mortgage Pass-Through Certificates Trust
4.351% due 12/25/2036 ~		141	129
4.376% due 02/25/2037 ~		143	132
4.501% due 05/25/2046 •		18	15
4.804% due 05/25/2034 •		252	235
4.967% due 07/25/2037 ~		14	13
4.974% due 12/25/2045 •		18	19
5.014% due 10/25/2045 •		232	233
5.099% due 02/25/2047 •		263	241
5.099% due 03/25/2047 •		130	113
5.129% due 01/25/2047 •		1	1
5.159% due 04/25/2047 •		488	444
5.399% due 08/25/2046 •		521	477
5.447% due 08/25/2046 •		5,323	4,572
5.899% due 10/25/2046 •		2	2
5.899% due 11/25/2046 •		37	33
Washington Mutual Mortgage Pass-Through Certificates Trust 5.369% due 05/25/2046 •		234	205
Worldwide Plaza Trust 3.526% due 11/10/2036		3,300	2,346

Total Non-Agency Mortgage-Backed Securities (Cost $78,757)			66,524

ASSET-BACKED SECURITIES 7.9%
AUTOMOBILE ABS OTHER 0.2%
Ford Credit Floorplan Master Owner Trust 5.074% due 09/15/2029 •		5,000	5,013

AUTOMOBILE SEQUENTIAL 0.7%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030		7,300	7,643
FCCU Auto Receivables Trust 5.540% due 04/16/2029		1,000	1,013
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	5,647	4,209
SCCU Auto Receivables Trust 5.450% due 12/15/2027		$1,116	1,119
Westlake Automobile Receivables Trust
5.750% due 08/16/2027		1,533	1,537
6.230% due 01/15/2027		529	530

			16,051

CASINO SERVICES 0.1%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	3,535	2,385

CMBS OTHER 0.4%
AREIT Trust 5.551% due 01/20/2037 •		$2,066	2,064
FS Rialto Issuer LLC 6.202% due 01/19/2039 •		1,466	1,470
HGI CRE CLO Ltd. 6.004% due 04/20/2037 •		1,414	1,418
KREF Ltd. 5.768% due 02/17/2039 •		2,996	3,001
M360 Ltd. 5.936% due 11/22/2038 •		214	210

			8,163

CREDIT CARD OTHER 0.3%
Synchrony Card Funding LLC 5.740% due 10/15/2029		5,500	5,602

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

HOME EQUITY OTHER 2.1%
ACE Securities Corp. Home Equity Loan Trust 5.409% due 05/25/2034 •	593	598
Argent Securities Trust 4.734% due 06/25/2036 •	5,017	3,307
Bear Stearns Asset-Backed Securities Trust 4.944% due 12/25/2036 •	88	87
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	358	361
Citigroup Mortgage Loan Trust 4.494% due 07/25/2045 •	6	4
Citigroup Mortgage Loan Trust, Inc. 4.784% due 03/25/2037 •	497	430
Countrywide Asset-Backed Certificates 4.914% due 04/25/2037 •	333	292
Countrywide Asset-Backed Certificates Trust
4.914% due 03/25/2036 •	823	741
5.074% due 09/25/2047 •	6,658	5,554
6.309% due 07/25/2035 •	91	89
Credit-Based Asset Servicing & Securitization LLC
3.646% due 12/25/2035 •	681	652
4.554% due 07/25/2037 •	14	9
4.714% due 07/25/2035 •	277	270
Credit-Based Asset Servicing & Securitization Trust
3.221% due 01/25/2037 •	24	7
3.390% due 04/25/2037 þ	82	80
First NLC Trust 4.504% due 08/25/2037 •	13	7
Fremont Home Loan Trust 5.499% due 06/25/2035 •	1,917	1,890
GSAMP Trust
4.504% due 12/25/2036 •	5	3
4.574% due 12/25/2036 •	1,501	801
4.694% due 12/25/2046 •	1,195	635
4.704% due 03/25/2047 •	657	502
4.754% due 04/25/2036 •	190	126
4.834% due 11/25/2036 •	174	81
4.834% due 01/25/2047 •	4,921	2,451
Lehman ABS Mortgage Loan Trust 4.524% due 06/25/2037 •	10	7
Long Beach Mortgage Loan Trust 4.734% due 06/25/2036 •	14,827	6,966
MASTR Asset-Backed Securities Trust
4.794% due 02/25/2036 •	1,719	627
5.259% due 10/25/2034 •	2,259	2,185
MASTR Specialized Loan Trust 4.954% due 02/25/2036 •	1,118	1,097
Merrill Lynch Mortgage Investors Trust 5.364% due 07/25/2035 •	576	577
Morgan Stanley ABS Capital, Inc. Trust
4.634% due 02/25/2037 •	1,949	848
4.654% due 10/25/2036 •	2,496	1,089
4.764% due 02/25/2037 •	4,007	1,744
4.894% due 09/25/2036 •	3,180	1,371
New Century Home Equity Loan Trust
5.174% due 08/25/2034 •	8	8
5.514% due 01/25/2034 •	71	72
NovaStar Mortgage Funding Trust 4.774% due 01/25/2037 •	5,934	1,965
Option One Mortgage Loan Trust
4.674% due 04/25/2037 •	2,983	1,457
5.169% due 05/25/2035 •	600	581
Soundview Home Loan Trust
4.514% due 06/25/2037 •	7	5
4.604% due 07/25/2037 •	251	222
4.654% due 01/25/2037 •	3,023	2,194
Structured Asset Investment Loan Trust 6.159% due 11/25/2034 •	2,253	2,412
Structured Asset Securities Corp. Mortgage Loan Trust 5.559% due 04/25/2035 •	497	514
Wells Fargo Home Equity Asset-Backed Securities Trust 4.894% due 04/25/2037 •	442	435

		45,353

WHOLE LOAN COLLATERAL 0.2%
Bear Stearns Asset-Backed Securities Trust 6.276% due 10/25/2036 ~	6	6
First Franklin Mortgage Loan Trust
4.654% due 12/25/2037 •	942	907
5.484% due 09/25/2033 •	2,434	2,409

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Securitized Asset-Backed Receivables LLC Trust 5.014% due 12/25/2035 •		571	559

			3,881

OTHER ABS 3.9%
37 Capital CLO Ltd.
5.346% due 04/15/2035 •		1,600	1,595
5.536% due 10/15/2034 •		1,000	1,001
5.546% due 07/15/2034 •		1,000	1,001
AIMCO CLO 5.530% due 10/17/2034 •		1,000	1,002
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		1,000	1,000
Anchorage Capital CLO Ltd. 5.319% due 10/20/2034 •		600	600
Arbour CLO DAC 3.473% due 05/15/2038 •	EUR	2,000	2,357
Ares CLO Ltd. 5.506% due 10/15/2030 •		$1,000	1,001
Atlas Senior Loan Fund Ltd. 5.499% due 10/23/2032 •		1,205	1,206
Bain Capital Credit CLO Ltd.
0.000% due 07/15/2035 •(b)		900	901
5.491% due 07/16/2034 •		1,000	999
5.509% due 07/19/2034 •		1,000	1,002
Benefit Street Partners CLO Ltd. 5.631% due 01/20/2031 •		666	667
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •		3,300	3,313
Capital Street Master Trust 5.654% due 10/16/2028 •		3,000	3,001
Carlyle Global Market Strategies CLO Ltd.
5.489% due 07/20/2032 •		773	773
5.594% due 07/27/2031 •		171	172
Carval CLO Ltd. 5.491% due 07/16/2031 •		1,160	1,162
CBAM Ltd. 5.561% due 04/17/2031 •		1,281	1,284
CBAMR Ltd. 5.886% due 07/15/2037 •		2,400	2,407
Cumulus Static CLO DAC 3.343% due 11/15/2033 •	EUR	2,544	3,004
CVC Cordatus Opportunity Loan Fund-R DAC 2.983% due 08/15/2033 •		4,611	5,416
ECMC Group Student Loan Trust 5.170% due 02/27/2068 •		$876	869
Elevation CLO Ltd. 5.412% due 07/25/2034 •		1,000	1,001
Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •		555	555
GoldenTree Loan Management U.S. CLO Ltd. 5.419% due 10/20/2034 •		1,000	1,001
Grosvenor Place CLO DAC 0.000% due 01/15/2039 •	EUR	1,700	2,001
Horizon Aircraft Finance Ltd. 4.458% due 12/15/2038		$1,043	997
ICG U.S. CLO Ltd. 5.251% due 01/16/2033 •		651	651
Indigo Credit Management DAC 3.479% due 07/15/2038 •	EUR	1,250	1,475
Invesco Euro CLO DAC 3.299% due 01/15/2034 •		1,600	1,881
Invitation Homes Trust 4.000% due 09/17/2041		$7,387	7,205
Jamestown CLO Ltd. 5.552% due 07/25/2035 •		1,200	1,202
Madison Park Funding Ltd. 5.522% due 10/22/2034 •		1,000	1,001
Mountain View CLO LLC 5.562% due 01/16/2031 •		22	22
Navesink CLO Ltd. 5.526% due 04/15/2036 •		1,000	1,001
Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •		1,000	998
5.542% due 04/14/2035 •		4,300	4,302
Northwoods Capital Ltd.
5.508% due 06/15/2031 •		669	668
5.558% due 11/13/2031 •		641	640
Ocean Trails CLO 5.546% due 07/15/2034 •		1,300	1,302
Octagon Loan Funding Ltd. 5.766% due 11/18/2031 •		1,065	1,067
OZLM Ltd. 5.419% due 07/20/2030 •		288	289

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Palmer Square European Loan Funding DAC 3.843% due 08/15/2033 •	EUR	2,000	2,362
Pikes Peak CLO 5.466% due 07/15/2034 •		$1,000	1,001
Recette CLO Ltd. 5.611% due 04/20/2034 •		1,000	1,003
Regatta Funding Ltd. 5.456% due 01/15/2033 •		1,266	1,266
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		750	750
Sound Point CLO Ltd. 5.562% due 01/25/2032 •		2,447	2,448
TCI-Symphony CLO Ltd. 5.448% due 07/15/2030 •		874	874
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		1,300	1,302
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		483	485
TIAA CLO Ltd. 5.409% due 01/20/2032 •		674	675
Trinitas CLO Ltd. 5.622% due 01/25/2034 •		2,000	2,001
TSTAT Ltd. 5.419% due 07/20/2037 •		327	328
Venture CLO Ltd. 5.409% due 10/20/2034 •		1,000	999
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •		673	672
Voya CLO Ltd.
5.469% due 07/20/2032 •		1,807	1,808
5.603% due 07/14/2031 •		456	457
Wellfleet CLO Ltd. 0.000% due 04/20/2034 •(b)		600	600

			84,023

Total Asset-Backed Securities (Cost $179,640)			170,471

SOVEREIGN ISSUES 8.5%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		3,000	3,031
Colombia Government International Bond
7.375% due 09/18/2037		720	689
8.750% due 11/14/2053		800	794
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	5,700	4,366
Dominican Republic International Bond
4.875% due 09/23/2032		$800	741
5.500% due 02/22/2029		2,000	1,996
Israel Government International Bond
1.750% due 08/31/2025	ILS	13,100	3,873
5.375% due 02/19/2030		$800	816
5.500% due 03/12/2034		6,200	6,286
Japan Government International Bond
2.000% due 12/20/2044	JPY	2,280,000	14,992
2.300% due 12/20/2054		1,760,000	10,987
2.400% due 03/20/2045		424,000	2,964
2.400% due 03/20/2055		265,000	1,691
Korea Housing Finance Corp. 4.625% due 02/24/2033		$1,500	1,489
Mexican Udibonos
2.750% due 11/27/2031 (f)	MXN	91,469	4,320
3.000% due 12/03/2026 (f)		12,071	630
4.000% due 11/30/2028 (f)		56,531	2,954
Mexico Government International Bond
3.771% due 05/24/2061		$10,469	6,210
5.750% due 10/12/2110		10,400	8,232
6.338% due 05/04/2053		3,100	2,852
Peru Government International Bond
6.150% due 08/12/2032	PEN	82,700	24,149
6.950% due 08/12/2031		10,800	3,315
Republic of South Africa Government International Bond
8.250% due 03/31/2032	ZAR	17,600	949
8.500% due 01/31/2037		70,800	3,481
8.875% due 02/28/2035		633,200	33,398
Romania Government International Bond
1.750% due 07/13/2030	EUR	7,800	7,902
2.875% due 04/13/2042		1,690	1,242
5.500% due 09/18/2028		2,850	3,501
Saudi Government International Bond
3.375% due 03/05/2032		1,800	2,114
3.750% due 03/05/2037 (k)		1,400	1,608
5.000% due 01/18/2053		$800	683
5.375% due 01/13/2031		4,500	4,670
Spain Government International Bond 5.150% due 10/31/2044	EUR	8,800	12,327

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

United Kingdom Gilt 4.375% due 07/31/2054	GBP	3,300	3,926

Total Sovereign Issues (Cost $189,123)			183,178

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(g)		1,100,000	987
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)		2,700,000	2,713
CoBank ACB 4.250% due 01/01/2027 •(g)		2,400,000	2,319
Farm Credit Bank of Texas 7.750% due 06/15/2029 •(g)		500,000	521

Total Preferred Securities (Cost $6,700)			6,540

SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (i)		6,128,288	6,128

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.321% due 07/03/2025 - 10/21/2025 (d)(e)(o)		$1,276	1,266

Total Short-Term Instruments (Cost $7,394)			7,394

Total Investments in Securities (Cost $3,682,025)			3,307,051

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		130,200	1,268

Total Short-Term Instruments (Cost $1,268)			1,268

Total Investments in Affiliates (Cost $1,268)			1,268

Total Investments 153.3% (Cost $3,683,293)			$3,308,319
Financial Derivative Instruments (l)(n) (0.2)%(Cost or Premiums, net $2,703)			(4,244)
Other Assets and Liabilities, net (53.1)%			(1,145,890)

Net Assets 100.0%			$2,158,185

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					When-issued security.
(c)					Security is not accruing income as of the date of this report.
(d)					Coupon represents a weighted average yield to maturity.
(e)					Zero coupon security.
(f)					Principal amount of security is adjusted for inflation.
(g)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)					Contingent convertible security.
(i)					Coupon represents a 7-Day Yield.
(j)					RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Hardwood Funding LLC	5.330%	06/07/2035	03/11/2025	$900	$912	0.04%
Morgan Stanley	0.000	04/02/2032	05/06/2020	3,292	2,568	0.12
National Football League	4.780	10/05/2030	06/27/2025	2,700	2,705	0.13
National Football League	5.250	10/05/2034	06/27/2025	2,300	2,309	0.11
Pantheon Senior Debt Secondaries	6.317	03/26/2026	03/18/2025	700	700	0.03

				$9,892	$9,194	0.43%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.390%	07/01/2025	07/02/2025		$(40,788)	$(40,788)
	4.460	06/30/2025	07/01/2025		(40,227)	(40,232)
BRC	1.500	06/11/2025	TBD(2)	EUR	(690)	(813)
BSN	4.450	06/09/2025	07/14/2025		$(16,575)	(16,620)
CIB	4.440	06/06/2025	07/18/2025		(8,877)	(8,905)
DEU	4.470	06/26/2025	07/01/2025		(82,709)	(82,760)
	4.480	07/01/2025	07/02/2025		(83,430)	(83,430)
	4.580	06/30/2025	07/01/2025		(2,937)	(2,938)
NXN	4.440	06/10/2025	07/16/2025		(108,742)	(109,024)
SCX	4.250	02/07/2025	TBD(2)		(3,924)	(3,990)
	4.300	04/07/2025	TBD(2)		(1,717)	(1,734)
STR	4.480	07/01/2025	07/02/2025		(125,186)	(125,186)
	4.490	06/30/2025	07/01/2025		(114,455)	(114,470)

Total Reverse Repurchase Agreements						$(630,890)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

UBS	4.440%	06/13/2025	08/15/2025		$(896)	$(897)
	4.450	05/29/2025	07/07/2025		(2,479)	(2,489)
	4.450	06/03/2025	07/15/2025		(7,026)	(7,051)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.450	06/17/2025	07/29/2025	(143,358)	(143,606)
4.450	06/23/2025	07/29/2025	(271,313)	(271,581)
4.460	05/28/2025	07/02/2025	(10,010)	(10,052)

Total Sale-Buyback Transactions	$(435,676)

(k)	Securities with an aggregate market value of $824,112 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(823,031) at a weighted average interest rate of 4.409%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(1,455) of deferred price drop.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	205	$42,645	$165	$12	$0
U.S. Treasury 10-Year Note September Futures	09/2025	2,119	237,593	4,492	662	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	3,345	398,473	15,166	4,495	0
United Kingdom Long Gilt September Futures	09/2025	52	6,640	141	7	(23)

$19,964	$5,176	$(23)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	163	$(24,990)	$196	$140	$(6)
Japan Government 10-Year Bond September Futures	09/2025	78	(75,300)	(226)	103	0
U.S. Treasury 5-Year Note September Futures	09/2025	851	(92,759)	(1,115)	0	(113)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	3,933	(449,407)	(8,566)	0	(1,905)

$(9,711)	$243	$(2,024)

Total Futures Contracts	$10,253	$5,419	$(2,047)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.431%	$23,500	$(128)	$513	$385	$5	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	EUR	1,100	7	(1)	6	0	0
Glencore Finance	5.000	Quarterly	12/20/2029	0.910	1,600	338	(8)	330	1	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.263	$2,400	413	(87)	326	1	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416	3,000	(9)	59	50	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462	800	(2)	16	14	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	200	2	0	2	0	0

$621	$492	$1,113	$8	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-39 5-Year Index	1.000%	Quarterly	12/20/2027	$300	$1	$4	$5	$0	$0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	3,000	43	19	62	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	11,800	277	(8)	269	6	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030		90,100	1,580	444	2,024	49	0

							$1,901	$459	$2,360	$56	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	60,800	$(1,338)	$582	$(756)	$0	$(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028		$7,400	0	(44)	(44)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		14,900	0	(96)	(96)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028		72,000	0	(477)	(477)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028		134,400	0	(954)	(954)	0	(111)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028		72,000	0	(537)	(537)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028		71,700	0	(540)	(540)	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		5,100	0	(55)	(55)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		68,400	109	(1,007)	(898)	0	(87)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		1,700	(3)	(26)	(29)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		30,590	180	(660)	(480)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031		16,300	0	151	151	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031		25,900	0	86	86	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031		48,400	5	775	780	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031		55,500	(189)	7,305	7,116	0	(105)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		105,223	(105)	(1,504)	(1,609)	0	(273)
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033		18,300	(65)	438	373	59	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034		13,200	(56)	55	(1)	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		10,200	(33)	(188)	(221)	37	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		1,500	(5)	(27)	(32)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049		100	0	10	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049		300	0	26	26	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049		100	0	8	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/15/2051		23,200	(989)	9,756	8,767	0	(126)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		490	(1)	(12)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053		41,590	2,597	10,991	13,588	0	(246)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		200	(2)	25	23	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053		1,400	0	15	15	11	0
Receive	1-Day USD-SOFR Compounded-OIS	3.809	Annual	02/15/2055		7,400	0	163	163	0	(62)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	1,200	(2)	34	32	0	(1)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		4,400	(12)	114	102	0	(8)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	76,600	(159)	961	802	0	(107)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035	EUR	3,200	(8)	(45)	(53)	0	(6)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		61,250	(2,342)	(2)	(2,344)	0	(124)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		37,600	2,535	2,069	4,604	143	0
Pay	28-Day MXN-TIIE	7.720	Lunar	04/01/2030	MXN	19,000	0	2	2	3	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		42,900	2	5	7	7	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		37,900	0	9	9	6	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		18,100	0	(4)	(4)	3	0
Pay	28-Day MXN-TIIE	7.748	Lunar	04/02/2030		24,800	0	4	4	4	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032	5,900	0	1	1	1	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035	4,500	0	0	0	1	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	CAD	5,500	12	(44)	(32)	0	(12)

$131	$27,363	$27,494	$325	$(1,730)

Total Swap Agreements	$2,653	$28,314	$30,967	$389	$(1,730)

(m)	Securities with an aggregate market value of $66,058 and cash of $3,276 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Unsettled variation margin asset of $29 and liability of $(3) for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CAD	10	$7	$0	$0
07/2025	CNH	12,696	1,762	0	(13)
07/2025	EUR	8,404	9,840	0	(59)
07/2025	$10,204	AUD	15,707	134	0
07/2025	633	NZD	1,052	8	0
08/2025	AUD	15,707	$10,210	0	(135)
08/2025	CNH	24,888	3,468	0	(22)
08/2025	NZD	1,052	634	0	(8)
08/2025	$7	CAD	10	0	0
08/2025	9,861	EUR	8,404	59	0
BOA	07/2025	AUD	818	$533	0	(6)
07/2025	EUR	51,605	58,678	0	(2,111)
07/2025	KRW	10,757,435	7,891	0	(66)
07/2025	PEN	19,975	5,628	4	(14)
07/2025	$1,016	IDR	16,570,067	6	0
07/2025	4,993	PEN	17,975	81	0
07/2025	448	SGD	574	3	0
08/2025	SGD	572	$448	0	(3)
08/2025	TWD	373	11	0	(2)
11/2025	PEN	18,048	4,993	0	(80)
BPS	07/2025	BRL	5,622	1,030	0	(5)
07/2025	NOK	2,420	239	0	(1)
07/2025	SEK	3,935	410	0	(6)
07/2025	THB	1,206	36	0	(1)
07/2025	TWD	68,862	2,118	0	(253)
07/2025	$1,010	BRL	5,622	25	0
07/2025	1,998	IDR	32,596,341	12	0
07/2025	150	THB	4,913	1	0
07/2025	565	TWD	16,825	13	0
08/2025	CNH	10,794	$1,511	0	(2)
08/2025	JPY	1,685	12	0	0
08/2025	TWD	72,120	2,213	0	(295)
08/2025	$1,307	INR	113,570	16	0
08/2025	99	TWD	3,237	14	0
09/2025	ILS	13,020	$3,557	0	(311)
BRC	07/2025	EUR	2,203	2,502	0	(93)
07/2025	GBP	1,128	1,535	0	(14)
07/2025	ILS	11,161	3,206	0	(108)
07/2025	KRW	173,381	127	0	(1)
07/2025	NOK	199	20	0	0
07/2025	TRY	36,904	896	0	(14)
07/2025	$1,590	ILS	5,367	4	0
07/2025	558	PLN	2,092	22	0
07/2025	13,599	TRY	557,913	129	0
07/2025	ZAR	299,778	$16,584	0	(322)
08/2025	PEN	23,923	6,485	0	(260)
08/2025	$1,535	GBP	1,128	14	0
BSH	07/2025	PEN	24,726	$6,625	0	(350)
07/2025	$560	PEN	1,999	4	0

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		5,134		18,175	0	(8)
	09/2025	PEN	2,003		$560	0	(4)
	09/2025		$137	PEN	498	3	0
	12/2025	PEN	18,238		$5,134	9	0
CBK	07/2025	BRL	110,254		20,204	0	(89)
	07/2025	CAD	19		14	0	0
	07/2025	KRW	4,530,410		3,301	0	(50)
	07/2025	PEN	17,980		4,915	0	(160)
	07/2025	THB	63,087		1,897	0	(46)
	07/2025	TWD	111,606		3,430	0	(412)
	07/2025		$19,036	BRL	110,254	1,257	0
	07/2025		852	IDR	13,875,420	4	0
	07/2025		5,187	PEN	18,371	2	(4)
	07/2025		921	TWD	27,310	19	0
	08/2025	CNH	4,042		$562	0	(5)
	08/2025	NOK	425		42	0	0
	08/2025	PEN	30,006		8,039	0	(425)
	08/2025	TWD	159,336		4,888	0	(651)
	08/2025		$9,784	INR	843,276	38	(4)
	08/2025		42	PEN	150	1	0
	09/2025	MXN	4,372		$228	0	(3)
DUB	07/2025	ILS	5,420		1,564	0	(45)
	07/2025	KRW	177,271		130	0	(1)
	07/2025	SGD	59		46	0	(1)
	07/2025		$62,423	EUR	53,808	961	0
	07/2025		125	IDR	2,037,084	0	0
	07/2025		539	TWD	16,017	13	0
	08/2025	EUR	53,690		$62,423	0	(960)
	08/2025		$4,535	INR	391,321	21	0
FAR	07/2025	AUD	14,889		9,607	0	(193)
	07/2025	BRL	73,137		13,208	0	(253)
	07/2025	CHF	6,042		7,337	0	(278)
	07/2025	CNH	6,458		899	0	(5)
	07/2025	JPY	598,927		4,175	16	0
	07/2025	SGD	149		116	0	(1)
	07/2025		$13,402	BRL	73,137	59	0
	07/2025		7,548	CHF	6,043	68	0
	07/2025		2,350	JPY	342,041	25	0
	07/2025		2,886	PLN	10,643	66	0
	07/2025		360	SGD	459	1	0
	08/2025	CHF	6,018		$7,548	0	(68)
	08/2025	CNH	11,393		1,592	0	(6)
	08/2025	JPY	340,783		2,350	0	(25)
	08/2025	SGD	529		416	0	(1)
	08/2025		$2,167	INR	187,419	15	0
	09/2025	MXN	82,532		$4,239	0	(124)
	09/2025		$12,634	BRL	70,920	220	0
	09/2025		0	PEN	1	0	0
GLM	07/2025	TWD	16,873		$519	0	(62)
	07/2025		$202	IDR	3,284,991	1	0
	07/2025		140	SGD	178	0	0
	07/2025	ZAR	1,249		$69	0	(1)
	08/2025	SGD	178		140	0	0
IND	07/2025		$416	SEK	3,940	0	0
	08/2025	SEK	3,932		$416	0	0
JPM	07/2025	BRL	42,989		7,539	0	(374)
	07/2025	CNH	12,236		1,695	0	(16)
	07/2025	KRW	374,431		274	0	(3)
	07/2025	NZD	1,052		627	0	(14)
	07/2025	SGD	3,953		3,077	0	(32)
	07/2025	TWD	69,620		2,140	0	(257)
	07/2025		$7,878	BRL	42,989	35	0
	07/2025		11,180	PLN	41,678	381	0
	07/2025		293	SGD	376	2	0
	07/2025	ZAR	84,999		$4,756	0	(37)
	08/2025	CNH	23,170		3,226	0	(23)
	08/2025	SGD	375		293	0	(2)
	08/2025	TWD	80,744		2,477	0	(330)
	08/2025		$1,461	INR	126,666	14	0
MBC	07/2025	CAD	49,525		$36,082	0	(286)
	07/2025	CHF	9		11	0	0
	07/2025	CNH	5,866		814	0	(6)
	07/2025	JPY	27,356		190	0	0
	07/2025	SGD	9,496		7,402	0	(66)
	07/2025	THB	31,669		957	0	(18)
	07/2025	TWD	42,213		1,295	0	(158)
	07/2025		$36,055	CAD	49,561	340	0
	07/2025		9,854	EUR	8,404	46	0
	07/2025		240	IDR	3,906,917	1	0
	07/2025		4,293	PLN	16,073	166	0
	07/2025		7,738	SGD	10,007	132	0
	07/2025		41	TWD	1,224	1	0
	08/2025	CAD	49,479		$36,055	0	(341)
	08/2025	CNH	17,482		2,433	0	(19)
	08/2025	JPY	8,962		62	0	0
	08/2025	SGD	9,984		7,739	0	(134)

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	TWD	58,975	1,817	0	(233)
MYI	07/2025	JPY	13,530	94	0	0
07/2025	$1,835	JPY	266,030	12	0
07/2025	404	NOK	4,074	0	0
07/2025	15	PLN	56	0	0
08/2025	CNH	11,612	$1,622	0	(6)
08/2025	JPY	265,051	1,835	0	(12)
08/2025	NOK	4,074	404	0	0
NGF	07/2025	$2,412	IDR	39,317,197	12	0
SCX	07/2025	ILS	82	$24	0	(1)
07/2025	TWD	4,144	142	0	0
07/2025	$938	IDR	15,277,430	4	0
07/2025	207	JPY	29,887	1	0
07/2025	1,545	SGD	1,993	22	0
07/2025	1,632	TWD	48,501	38	0
08/2025	CNH	20,006	$2,801	0	(5)
08/2025	JPY	29,777	207	0	(1)
08/2025	SGD	1,989	1,545	0	(23)
08/2025	TWD	23,663	725	0	(97)
08/2025	$1,529	INR	131,299	0	(1)
SSB	07/2025	1,527	GBP	1,128	21	0
UAG	07/2025	ILS	820	$229	0	(15)
07/2025	JPY	8,828	61	0	0
07/2025	KRW	157,220	116	0	0
07/2025	NOK	1,879	185	0	(1)
07/2025	THB	5,029	151	0	(4)
07/2025	$116	KRW	157,296	0	0
08/2025	2,414	CNH	17,318	14	0
09/2025	142	MXN	2,745	3	0

Total Forward Foreign Currency Contracts	$4,593	$(10,955)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	10,500	$(14)	$(1)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	19,300	(20)	(1)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	22,900	(28)	(1)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,200	(2)	0

$(64)	$(3)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545%	07/28/2025	1,300	$(4)	$(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	1,300	(4)	(3)

$(8)	$(8)

Total Written Options	$(72)	$(11)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Equinix, Inc.	5.000%	Quarterly	06/20/2027	0.720%	$900	$126	$(52)	$74	$0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	500	(4)	2	0	(2)

Total Swap Agreements	$122	$(50)	$74	$(2)

(o)

Securities with an aggregate market value of $5,918 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Long Duration Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$8,690	$8,945	$17,635
Corporate Bonds & Notes
Banking & Finance	0	406,955	1,502	408,457
Industrials	500	367,766	5,014	373,280
Utilities	0	256,119	0	256,119
Municipal Bonds & Notes
California	0	11,260	0	11,260
Georgia	0	8,013	0	8,013
Illinois	0	5,539	0	5,539
Nevada	0	453	0	453
New Mexico	0	864	0	864
New York	0	5,546	0	5,546
Ohio	0	951	0	951
Pennsylvania	0	2,786	0	2,786
Texas	0	4,659	0	4,659
U.S. Government Agencies	0	376,952	0	376,952
U.S. Treasury Obligations	0	1,400,430	0	1,400,430
Non-Agency Mortgage-Backed Securities	0	66,524	0	66,524
Asset-Backed Securities
Automobile ABS Other	0	5,013	0	5,013
Automobile Sequential	0	16,051	0	16,051
Casino Services	0	0	2,385	2,385
CMBS Other	0	8,163	0	8,163
Credit Card Other	0	5,602	0	5,602
Home Equity Other	0	45,353	0	45,353
Whole Loan Collateral	0	3,881	0	3,881
Other ABS	0	84,023	0	84,023
Sovereign Issues	0	183,178	0	183,178
Preferred Securities
Banking & Finance	0	6,540	0	6,540
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Mutual Funds	0	6,128	0	6,128
U.S. Treasury Bills	0	1,266	0	1,266

	$500	$3,288,705	$17,846	$3,307,051
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,268	$0	$0	$1,268

Total Investments	$1,768	$3,288,705	$17,846	$3,308,319

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	250	5,558	0	5,808
Over the counter	0	4,667	0	4,667

	$250	$10,225	$0	$10,475
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(29)	(3,748)	0	(3,777)
Over the counter	0	(10,968)	0	(10,968)

	$(29)	$(14,716)	$0	$(14,745)

Total Financial Derivative Instruments	$221	$(4,491)	$0	$(4,270)

Totals	$1,989	$3,284,214	$17,846	$3,304,049

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Long-Term Credit Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 106.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.9%
Altice France SA 7.779% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	1,499	$1,593
Carnival Corp. 6.312% (TSFR1M + 2.000%) due 08/08/2027 ~		$478	479
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		322	326
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031« ~		1,456	1,470
JetBlue Airways Corp. 9.069% (TSFR3M + 4.750%) due 08/27/2029 ~		3,970	3,738
Oi SA TBD% due 12/30/2050 «		1,480	15
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(l)		1,100	1,100
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(l)	EUR	756	891
Project Hudson 7.730% due 05/29/2026 «		$1,600	1,623
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/05/2027 «~	EUR	12,000	14,238
Stonepeak Nile Parent LLC 9.250% (PRIME + 1.750%) due 04/09/2032 ~		$1,300	1,306
Westmoreland Coal Co. 8.000% due 03/15/2029 «		973	384

Total Loan Participations and Assignments (Cost $27,738)			27,163

CORPORATE BONDS & NOTES 67.1%
BANKING & FINANCE 23.8%
Agree LP 4.800% due 10/01/2032		700	693
Aircastle Ltd. 5.950% due 02/15/2029		1,400	1,447
Alexandria Real Estate Equities, Inc. 3.000% due 05/18/2051		1,500	910
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^« (d)		1,200	72
American Assets Trust LP 6.150% due 10/01/2034		3,500	3,500
American Financial Group, Inc. 4.500% due 06/15/2047		7,700	6,226
American Homes 4 Rent LP
3.375% due 07/15/2051		2,000	1,325
3.625% due 04/15/2032		3,700	3,416
4.950% due 06/15/2030		600	606
American Tower Corp.
1.875% due 10/15/2030		1,300	1,130
2.950% due 01/15/2051		8,300	5,262
3.100% due 06/15/2050		10,900	7,156
3.700% due 10/15/2049		10,000	7,317
4.050% due 03/15/2032		7,800	7,464
Antares Holdings LP
3.750% due 07/15/2027		3,750	3,607
6.350% due 10/23/2029		1,600	1,617
7.950% due 08/11/2028		1,600	1,691
Aon North America, Inc. 5.750% due 03/01/2054		3,100	3,059
Apollo Debt Solutions BDC
6.700% due 07/29/2031		2,500	2,599
6.900% due 04/13/2029		1,200	1,253
Arch Capital Finance LLC 5.031% due 12/15/2046		500	452
Arch Capital Group Ltd. 3.635% due 06/30/2050		2,465	1,799
Ares Finance Co. LLC
3.250% due 06/15/2030		1,100	1,024
3.650% due 02/01/2052		1,900	1,318
Ares Management Corp. 5.600% due 10/11/2054		2,000	1,890
Ares Strategic Income Fund 6.200% due 03/21/2032		1,400	1,405
Assured Guaranty U.S. Holdings, Inc.
3.150% due 06/15/2031		1,950	1,803

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

3.600% due 09/15/2051		1,200	818
Athene Global Funding
5.322% due 11/13/2031		1,500	1,513
5.526% due 07/11/2031		3,350	3,425
Aviation Capital Group LLC
4.875% due 10/01/2025		4,500	4,498
6.750% due 10/25/2028		4,097	4,357
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		1,000	951
5.375% due 05/30/2030		1,300	1,325
AXIS Specialty Finance LLC 3.900% due 07/15/2029		3,000	2,915
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	2,120	2,488
Banco Bilbao Vizcaya Argentaria SA
7.750% due 01/14/2032 •(k)		$2,300	2,337
7.883% due 11/15/2034 •		1,800	2,046
8.375% due 06/21/2028 •(k)	EUR	2,000	2,611
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa 4.375% due 04/11/2027		$200	198
Banco Santander SA 9.625% due 11/21/2028 •(k)		1,000	1,106
Bank of America Corp.
2.572% due 10/20/2032 •		6,000	5,290
2.676% due 06/19/2041 •		19,400	13,849
2.972% due 07/21/2052 •		800	518
3.311% due 04/22/2042 •		12,200	9,369
4.083% due 03/20/2051 •		300	238
5.202% due 04/25/2029 •		2,700	2,760
5.468% due 01/23/2035 •		6,800	6,989
5.511% due 01/24/2036 •		1,700	1,749
5.872% due 09/15/2034 •		6,300	6,650
Bank of America NA 6.000% due 10/15/2036		1,200	1,269
Barclays PLC
5.335% due 09/10/2035 •		1,000	993
5.851% due 03/21/2035 •	GBP	5,100	7,079
6.036% due 03/12/2055 •		$200	206
6.224% due 05/09/2034 •		4,400	4,672
6.375% due 12/15/2025 •(j)(k)	GBP	1,600	2,201
9.250% due 09/15/2028 •(j)(k)		1,000	1,479
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.875% due 09/13/2034 •(k)		$1,000	983
8.450% due 06/29/2038 •(k)		1,300	1,376
BGC Group, Inc.
4.375% due 12/15/2025		600	598
6.150% due 04/02/2030		2,600	2,637
6.600% due 06/10/2029		500	518
8.000% due 05/25/2028		2,100	2,247
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050		350	212
3.200% due 01/30/2052		10,000	6,516
3.500% due 09/10/2049		2,500	1,733
Blue Owl Finance LLC 4.375% due 02/15/2032		3,700	3,457
BNP Paribas SA 3.132% due 01/20/2033 •		3,200	2,850
BPCE SA
6.293% due 01/14/2036 •		1,100	1,156
7.003% due 10/19/2034 •		4,800	5,276
Brixmor Operating Partnership LP 4.125% due 05/15/2029		1,200	1,180
Brookfield Capital Finance LLC 6.087% due 06/14/2033		1,200	1,270
Brookfield Finance LLC 3.450% due 04/15/2050		2,000	1,357
Brookfield Finance, Inc.
3.500% due 03/30/2051		8,700	5,908
3.625% due 02/15/2052		1,900	1,316
5.968% due 03/04/2054		7,075	7,067
Brown & Brown, Inc. 6.250% due 06/23/2055		3,100	3,198
CaixaBank SA 3.625% due 09/14/2028 •(k)	EUR	1,400	1,564
Cantor Fitzgerald LP 7.200% due 12/12/2028		$4,400	4,672
Carlyle Finance LLC 5.650% due 09/15/2048		3,100	2,952
CBRE Services, Inc. 5.950% due 08/15/2034		3,100	3,265
CI Financial Corp.
4.100% due 06/15/2051		1,200	854
7.500% due 05/30/2029		3,200	3,378
Citadel Finance LLC 5.900% due 02/10/2030		2,200	2,222

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Citadel LP 6.375% due 01/23/2032		1,000	1,045
Commonwealth Bank of Australia 3.784% due 03/14/2032 (k)		1,800	1,669
Constellation Insurance, Inc. 6.800% due 01/24/2030		3,000	2,985
Cooperatieve Rabobank UA
3.758% due 04/06/2033 •		1,000	934
4.375% due 06/29/2027 •(j)(k)	EUR	1,600	1,882
4.625% due 12/29/2025 •(j)(k)		4,600	5,439
Corebridge Financial, Inc. 6.375% due 09/15/2054 •		$4,000	3,997
CoStar Group, Inc. 2.800% due 07/15/2030		800	724
Credit Agricole SA
5.862% due 01/09/2036 •		1,100	1,141
7.250% due 09/23/2028 •(j)(k)	EUR	6,100	7,756
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		$900	906
6.740% due 03/20/2030 «(l)		1,000	1,011
Credit Suisse AG AT1 Claim		9,666	1,160
Crown Castle, Inc.
2.100% due 04/01/2031		5,800	4,979
5.200% due 09/01/2034		6,300	6,245
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(j)		1,600	1,618
Deutsche Bank AG 3.729% due 01/14/2032 •		2,900	2,658
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		4,600	4,097
EPR Properties
3.750% due 08/15/2029		2,450	2,334
4.500% due 06/01/2027		1,167	1,162
Equinix, Inc.
3.000% due 07/15/2050		3,200	2,002
3.400% due 02/15/2052		2,500	1,678
Equitable Holdings, Inc.
5.594% due 01/11/2033		1,000	1,041
6.700% due 03/28/2055 •		800	821
Erste Group Bank AG 4.250% due 10/15/2027 •(j)(k)	EUR	1,200	1,393
Essex Portfolio LP
5.375% due 04/01/2035		$900	914
5.500% due 04/01/2034		1,200	1,226
Fairfax Financial Holdings Ltd.
6.000% due 12/07/2033		2,700	2,818
6.100% due 03/15/2055		3,500	3,431
6.350% due 03/22/2054		1,000	1,014
Farmers Insurance Exchange 4.747% due 11/01/2057 •		5,000	4,095
Fidelity National Financial, Inc. 3.200% due 09/17/2051		8,100	5,005
First American Financial Corp. 5.450% due 09/30/2034		1,800	1,764
FMR LLC 6.450% due 11/15/2039		4,500	4,980
Fortress Transportation & Infrastructure Investors LLC 7.875% due 12/01/2030		1,200	1,274
Franklin Resources, Inc. 2.950% due 08/12/2051		900	554
Freedom Mortgage Corp. 12.000% due 10/01/2028		1,500	1,614
FS KKR Capital Corp.
3.125% due 10/12/2028		2,100	1,926
6.125% due 01/15/2030		1,900	1,888
7.875% due 01/15/2029		1,000	1,056
GA Global Funding Trust
5.200% due 12/09/2031		650	651
5.500% due 01/08/2029		3,700	3,794
5.900% due 01/13/2035		1,500	1,522
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,000	4,930
GGAM Finance Ltd. 8.000% due 02/15/2027		1,400	1,444
Global Atlantic Fin Co. 6.750% due 03/15/2054		200	205
GLP Capital LP
4.000% due 01/15/2030		5,000	4,809
5.625% due 09/15/2034		3,500	3,490
6.250% due 09/15/2054		1,500	1,465
Goldman Sachs Group, Inc.
2.615% due 04/22/2032 •		8,700	7,735
4.017% due 10/31/2038 •		5,100	4,451
5.016% due 10/23/2035 •		7,900	7,808
5.330% due 07/23/2035 •		4,000	4,036

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		2,000	1,964
Goodman U.S. Finance Four LLC 4.500% due 10/15/2037		3,600	3,291
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		3,700	3,628
HA Sustainable Infrastructure Capital, Inc.
6.375% due 07/01/2034		2,000	2,001
6.750% due 07/15/2035		3,100	3,158
Healthpeak OP LLC 5.375% due 02/15/2035		2,000	2,020
Highwoods Realty LP 3.050% due 02/15/2030		2,600	2,375
Host Hotels & Resorts LP 4.500% due 02/01/2026		1,900	1,896
HPS Corporate Lending Fund 5.950% due 04/14/2032		1,500	1,493
HSBC Holdings PLC 5.875% due 09/28/2026 •(j)(k)	GBP	5,178	7,116
Hudson Pacific Properties LP
4.650% due 04/01/2029 (m)		$900	809
5.950% due 02/15/2028		800	781
Intesa Sanpaolo SpA
4.950% due 06/01/2042 •		1,750	1,416
7.750% due 01/11/2027 •(j)(k)	EUR	4,610	5,726
7.778% due 06/20/2054 •		$1,700	1,909
7.800% due 11/28/2053		3,000	3,511
Invitation Homes Operating Partnership LP
2.700% due 01/15/2034		3,500	2,894
4.875% due 02/01/2035		600	582
Itau Unibanco Holding SA 6.000% due 02/27/2030		6,400	6,569
JAB Holdings BV
2.200% due 11/23/2030		585	505
3.750% due 05/28/2051		750	496
4.500% due 04/08/2052		2,100	1,597
Jefferies Financial Group, Inc. 6.500% due 01/20/2043		2,100	2,195
JPMorgan Chase & Co.
3.109% due 04/22/2051 •		6,300	4,243
3.328% due 04/22/2052 •		18,400	12,903
5.294% due 07/22/2035 •		3,000	3,054
5.350% due 06/01/2034 •		7,100	7,307
5.502% due 01/24/2036 •		6,500	6,698
6.254% due 10/23/2034 •		3,200	3,479
8.750% due 09/01/2030		275	326
KBC Group NV 8.000% due 09/05/2028 •(j)(k)	EUR	1,000	1,307
Kilroy Realty LP
2.500% due 11/15/2032		$3,400	2,739
2.650% due 11/15/2033		1,000	786
6.250% due 01/15/2036		1,600	1,596
KKR Group Finance Co. LLC
3.500% due 08/25/2050		4,700	3,220
4.850% due 05/17/2032		2,726	2,714
Ladder Capital Finance Holdings LLLP 5.500% due 08/01/2030 (b)		600	604
Lazard Group LLC
4.375% due 03/11/2029		209	207
6.000% due 03/15/2031		900	946
Legg Mason, Inc. 5.625% due 01/15/2044		1,400	1,389
Liberty Mutual Group, Inc. 3.951% due 10/15/2050		900	660
Lloyds Bank PLC 0.000% due 04/02/2032 þ		1,000	726
Lloyds Banking Group PLC
5.679% due 01/05/2035 •		5,600	5,751
7.875% due 06/27/2029 •(k)	GBP	200	285
8.500% due 09/27/2027 •(j)(k)		1,000	1,442
Marsh & McLennan Cos., Inc.
2.900% due 12/15/2051		$1,300	818
4.350% due 01/30/2047		200	169
5.400% due 03/15/2055		7,900	7,620
Massachusetts Mutual Life Insurance Co.
5.077% due 02/15/2069 •		2,500	2,224
5.672% due 12/01/2052		2,000	1,946
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 •		3,300	3,302
Mercury General Corp. 4.400% due 03/15/2027		610	605
MetLife, Inc. 5.000% due 07/15/2052		500	454
Mitsubishi UFJ Financial Group, Inc. 5.133% due 07/20/2033 •		5,200	5,267

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		3,200	2,851
2.869% due 09/13/2030 •		2,500	2,340
Morgan Stanley
0.000% due 04/02/2032 þ (l)		11,300	7,844
2.943% due 01/21/2033 •		4,800	4,285
4.889% due 07/20/2033 •		800	801
5.320% due 07/19/2035 •		5,000	5,063
5.587% due 01/18/2036 •		2,100	2,156
5.831% due 04/19/2035 •		1,600	1,677
Mutual of Omaha Cos. Global Funding 5.450% due 12/12/2028		1,500	1,543
Nasdaq, Inc. 6.100% due 06/28/2063		800	817
Nationwide Mutual Insurance Co. 9.375% due 08/15/2039		2,500	3,302
NatWest Group PLC
4.445% due 05/08/2030 •		1,400	1,390
4.600% due 06/28/2031 •(j)(k)		1,300	1,145
5.125% due 05/12/2027 •(j)(k)	GBP	2,500	3,364
Neuberger Berman Group LLC
4.500% due 03/15/2027		$400	400
4.875% due 04/15/2045		2,700	2,312
New Immo Holding SA 2.750% due 11/26/2026	EUR	2,200	2,557
Newmark Group, Inc. 7.500% due 01/12/2029		$3,000	3,176
Nippon Life Insurance Co. 6.250% due 09/13/2053 •		4,500	4,633
Nomura Holdings, Inc.
5.605% due 07/06/2029		6,500	6,733
7.000% due 07/15/2030 •(b)(k)		2,000	2,028
Nordea Bank Abp 3.750% due 03/01/2029 •(j)(k)		400	360
Northwestern Mutual Life Insurance Co. 6.170% due 05/29/2055		4,000	4,180
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028		4,100	4,120
OneMain Finance Corp. 7.875% due 03/15/2030		2,500	2,658
Pacific Life Insurance Co. 9.250% due 06/15/2039		8,800	12,003
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		2,400	1,708
Penn Mutual Life Insurance Co. 7.625% due 06/15/2040		1,000	1,147
Phillips Edison Grocery Center Operating Partnership LP 5.750% due 07/15/2034		1,600	1,647
Piedmont Operating Partnership LP 6.875% due 07/15/2029		3,190	3,362
Pine Street Trust 6.223% due 05/15/2054		5,000	4,943
Progressive Corp. 4.125% due 04/15/2047		500	412
Protective Life Global Funding 5.432% due 01/14/2032		3,500	3,617
Regency Centers LP
4.400% due 02/01/2047		1,100	919
4.650% due 03/15/2049		500	434
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,800	1,567
RGA Global Funding
5.250% due 01/09/2030		1,800	1,848
5.500% due 01/11/2031		2,900	2,993
Sabra Health Care LP 5.125% due 08/15/2026		800	801
Santander U.K. Group Holdings PLC
2.896% due 03/15/2032 •		1,700	1,518
5.694% due 04/15/2031 •		2,500	2,580
SBA Tower Trust 2.328% due 07/15/2052		200	189
Selective Insurance Group, Inc. 5.375% due 03/01/2049		1,700	1,528
Sixth Street Lending Partners 5.750% due 01/15/2030		1,600	1,605
SMBC Aviation Capital Finance DAC 2.300% due 06/15/2028		1,900	1,781
Stifel Financial Corp. 4.000% due 05/15/2030		1,100	1,058
Store Capital LLC
2.750% due 11/18/2030		1,400	1,236
5.400% due 04/30/2030		800	811
Sumitomo Mitsui Financial Group, Inc.
5.558% due 07/09/2034		3,500	3,616
5.632% due 01/15/2035		1,000	1,035

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 ^(c)(d)		161	20
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2026 ^(c)(d)		161	20
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 ^(c)(d)		323	40
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 ^(c)(d)		486	61
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 ^(c)(d)		487	61
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 ^(c)(d)		229	28
Teachers Insurance & Annuity Association of America
4.270% due 05/15/2047		400	326
6.850% due 12/16/2039		371	419
Tesco Property Finance PLC
5.411% due 07/13/2044	GBP	689	912
5.661% due 10/13/2041		45	61
5.744% due 04/13/2040		87	119
Thames SSNM 9.750% due 10/10/2027 «		176	226
Trust Fibra Uno
6.390% due 01/15/2050		$900	752
6.950% due 01/30/2044		5,300	4,719
7.375% due 02/13/2034		1,000	1,019
UBS Group AG
3.179% due 02/11/2043 •		1,400	1,027
4.194% due 04/01/2031 •		600	588
4.875% due 02/12/2027 •(j)(k)		4,800	4,681
5.379% due 09/06/2045 •		1,000	965
5.959% due 01/12/2034 •		6,200	6,529
6.442% due 08/11/2028 •		6,850	7,119
6.537% due 08/12/2033 •		10,700	11,642
6.850% due 09/10/2029 •(j)(k)		3,500	3,524
7.125% due 08/10/2034 •(j)(k)		3,000	2,995
UDR, Inc. 5.125% due 09/01/2034		1,500	1,486
UniCredit SpA
7.296% due 04/02/2034 •		1,400	1,481
7.500% due 06/03/2026 •(j)(k)	EUR	2,000	2,449
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(c)(d)		$1,445	47
Unum Group 4.500% due 12/15/2049		3,100	2,457
VICI Properties LP
3.875% due 02/15/2029		2,800	2,710
4.500% due 01/15/2028		400	398
4.750% due 04/01/2028		1,300	1,311
5.625% due 04/01/2035		1,000	1,010
5.625% due 05/15/2052		2,000	1,849
Voya Financial, Inc.
4.700% due 01/23/2048 •		500	480
5.000% due 09/20/2034		600	587
5.700% due 07/15/2043		630	613
Wells Fargo & Co.
3.350% due 03/02/2033 •		6,600	6,029
4.611% due 04/25/2053 •		11,300	9,637
5.211% due 12/03/2035 •		300	301
5.499% due 01/23/2035 •		5,000	5,130
5.557% due 07/25/2034 •		19,000	19,616
6.491% due 10/23/2034 •		2,200	2,406
Welltower OP LLC
4.950% due 09/01/2048		2,950	2,722
5.125% due 03/15/2043		800	745
6.500% due 03/15/2041		925	1,021
Weyerhaeuser Co.
4.000% due 03/09/2052		5,000	3,762
7.375% due 03/15/2032		681	769
Willis North America, Inc.
3.875% due 09/15/2049		725	536
5.350% due 05/15/2033		1,500	1,539

			764,034

INDUSTRIALS 28.2%
7-Eleven, Inc. 2.800% due 02/10/2051		1,000	593
AbbVie, Inc.
4.250% due 11/21/2049		21,000	17,312
4.400% due 11/06/2042		2,970	2,613
4.450% due 05/14/2046		7,000	6,030
4.700% due 05/14/2045		900	807
4.750% due 03/15/2045		3,000	2,705
4.850% due 06/15/2044		3,300	3,041
5.600% due 03/15/2055		4,100	4,105

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Abu Dhabi Crude Oil Pipeline LLC 4.600% due 11/02/2047		1,400	1,254
Acushnet Co. 7.375% due 10/15/2028		300	313
Adani Electricity Mumbai Ltd. 3.949% due 02/12/2030		1,570	1,408
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		626	533
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		2,000	1,827
Air Canada Pass-Through Trust 3.300% due 07/15/2031		1,268	1,188
Aker BP ASA 5.800% due 10/01/2054		4,000	3,651
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		1,295	1,297
Alcon Finance Corp. 3.800% due 09/23/2049		2,200	1,631
Altice France SA 3.375% due 01/15/2028	EUR	2,200	2,176
Amazon.com, Inc.
2.700% due 06/03/2060		$6,400	3,680
4.100% due 04/13/2062		1,200	942
American Airlines Pass-Through Trust
3.200% due 12/15/2029		1,760	1,690
3.375% due 11/01/2028		2,498	2,436
3.575% due 07/15/2029		596	578
3.650% due 02/15/2029		2,488	2,409
Amgen, Inc.
3.375% due 02/21/2050		10,700	7,533
4.563% due 06/15/2048		2,610	2,222
4.663% due 06/15/2051		5,053	4,330
4.875% due 03/01/2053		5,400	4,720
5.650% due 03/02/2053		9,600	9,380
5.750% due 03/02/2063		4,800	4,670
Amrize Finance U.S. LLC 4.750% due 09/22/2046		1,421	1,207
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030		600	560
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036		10,000	9,762
4.900% due 02/01/2046		3,148	2,888
Anheuser-Busch InBev Worldwide, Inc.
4.439% due 10/06/2048		4,100	3,489
4.950% due 01/15/2042		5,600	5,287
Ashtead Capital, Inc. 5.800% due 04/15/2034		1,600	1,638
Bacardi Ltd. 5.300% due 05/15/2048		3,600	3,176
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		300	206
Bayer U.S. Finance LLC
4.375% due 12/15/2028		500	495
4.400% due 07/15/2044		6,000	4,688
4.625% due 06/25/2038		2,600	2,301
4.875% due 06/25/2048		3,400	2,789
6.875% due 11/21/2053		2,300	2,444
Becton Dickinson & Co. 5.110% due 02/08/2034		3,600	3,611
Berry Global, Inc. 5.650% due 01/15/2034		2,000	2,065
BMW U.S. Capital LLC 5.326% due 03/21/2028 ~		5,000	4,988
Boeing Co.
3.625% due 02/01/2031		7,900	7,446
3.650% due 03/01/2047		700	489
5.705% due 05/01/2040		4,700	4,647
5.805% due 05/01/2050		11,600	11,135
5.930% due 05/01/2060		9,260	8,810
Booz Allen Hamilton, Inc. 5.950% due 04/15/2035		1,500	1,526
Bristol-Myers Squibb Co.
4.250% due 10/26/2049		630	511
5.650% due 02/22/2064		5,200	5,053
British Airways Pass-Through Trust
3.300% due 06/15/2034		2,696	2,510
4.125% due 03/20/2033		1,601	1,533
Broadcom, Inc.
3.137% due 11/15/2035		1,728	1,458
3.419% due 04/15/2033		7,649	6,939
3.469% due 04/15/2034		5,300	4,736
3.500% due 02/15/2041		5,300	4,203
4.926% due 05/15/2037		5,843	5,674
Burlington Northern Santa Fe LLC 5.200% due 04/15/2054		8,398	7,958

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Cameron LNG LLC 3.701% due 01/15/2039	2,600	2,225
Canadian Pacific Railway Co.
3.100% due 12/02/2051	1,500	987
3.500% due 05/01/2050	4,234	3,019
6.125% due 12/31/2099	6,470	6,600
Carnival Corp.
5.750% due 03/15/2030	1,200	1,221
7.000% due 08/15/2029	900	949
CDW LLC
3.569% due 12/01/2031	1,900	1,750
5.550% due 08/22/2034	1,000	998
Cellnex Finance Co. SA 3.875% due 07/07/2041	600	474
Centene Corp.
2.500% due 03/01/2031	1,700	1,465
4.625% due 12/15/2029	1,900	1,849
CF Industries, Inc.
5.150% due 03/15/2034	3,200	3,189
5.375% due 03/15/2044	1,800	1,673
Charter Communications Operating LLC
3.500% due 06/01/2041	2,500	1,815
3.700% due 04/01/2051	11,000	7,333
3.850% due 04/01/2061	9,600	6,156
3.900% due 06/01/2052	3,400	2,335
3.950% due 06/30/2062	1,700	1,096
4.400% due 12/01/2061	2,374	1,666
4.800% due 03/01/2050	4,900	3,923
5.375% due 05/01/2047	5,100	4,429
Cheniere Corpus Christi Holdings LLC
2.742% due 12/31/2039	1,300	1,059
3.700% due 11/15/2029	6,500	6,272
Cheniere Energy Partners LP
3.250% due 01/31/2032	2,100	1,884
5.750% due 08/15/2034	2,900	2,980
Cheniere Energy, Inc. 5.650% due 04/15/2034	2,000	2,049
Choice Hotels International, Inc. 5.850% due 08/01/2034	800	807
Chord Energy Corp. 6.750% due 03/15/2033	300	307
Cigna Group 5.600% due 02/15/2054	1,500	1,440
Cleveland Clinic Foundation 4.858% due 01/01/2114	45	38
Comcast Corp.
2.937% due 11/01/2056	12,149	7,140
5.500% due 05/15/2064	3,800	3,542
Constellation Brands, Inc.
4.500% due 05/09/2047	1,200	1,001
5.250% due 11/15/2048	3,500	3,229
Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033 «(l)	1,275	1,295
CSL Finance PLC 4.625% due 04/27/2042	900	798
CVS Health Corp.
5.300% due 12/05/2043	6,700	6,089
5.625% due 02/21/2053	3,500	3,240
CVS Pass-Through Trust
7.507% due 01/10/2032	8,655	9,066
8.353% due 07/10/2031	186	201
Delta Air Lines, Inc. 4.750% due 10/20/2028	2,600	2,607
Diamondback Energy, Inc.
5.550% due 04/01/2035	1,400	1,416
5.750% due 04/18/2054	4,100	3,810
DT Midstream, Inc. 4.300% due 04/15/2032	2,900	2,716
Ecopetrol SA 7.375% due 09/18/2043 (m)	3,750	3,127
Elevance Health, Inc.
4.550% due 03/01/2048	1,400	1,169
4.650% due 01/15/2043	1,435	1,261
5.100% due 01/15/2044	500	462
5.125% due 02/15/2053	8,100	7,240
5.650% due 06/15/2054	2,500	2,405
5.850% due 11/01/2064	2,000	1,944
Eli Lilly & Co.
4.950% due 02/27/2063	5,100	4,638
5.200% due 08/14/2064	2,600	2,464
Enbridge, Inc. 6.700% due 11/15/2053	4,400	4,764
Energy Transfer LP
5.000% due 05/15/2044	4,857	4,207
5.150% due 03/15/2045	11,100	9,792
5.300% due 04/01/2044	1,400	1,255

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.350% due 05/15/2045	2,465	2,222
5.950% due 05/15/2054	2,500	2,380
6.050% due 09/01/2054	3,600	3,463
Eni SpA 5.950% due 05/15/2054	2,747	2,660
Entergy Louisiana LLC
4.200% due 09/01/2048	5,000	3,988
4.200% due 04/01/2050	4,200	3,351
Enterprise Products Operating LLC
4.450% due 02/15/2043	5,697	4,936
4.850% due 03/15/2044	3,579	3,228
4.950% due 10/15/2054	830	726
5.200% due 01/15/2036	4,800	4,835
5.550% due 02/16/2055 (m)	6,700	6,470
7.573% due 08/16/2077 ~	1,450	1,444
EQT Corp. 5.750% due 02/01/2034	1,600	1,655
Essent Group Ltd. 6.250% due 07/01/2029	1,000	1,036
Ferguson Enterprises, Inc. 5.000% due 10/03/2034	1,800	1,787
Ferguson Finance PLC 3.250% due 06/02/2030	700	660
Fiserv, Inc. 4.400% due 07/01/2049	1,355	1,110
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	7,300	6,492
Flex Ltd. 4.875% due 06/15/2029	2,000	2,013
Ford Foundation 2.815% due 06/01/2070	1,265	707
GATX Corp. 4.500% due 03/30/2045	1,038	842
Global Payments, Inc.
4.150% due 08/15/2049	1,700	1,257
5.950% due 08/15/2052	300	289
Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	3,200	3,205
6.510% due 02/23/2042	1,900	1,970
Haleon U.S. Capital LLC 4.000% due 03/24/2052	1,000	774
Harbour Energy PLC 6.327% due 04/01/2035	1,600	1,592
HCA, Inc.
3.500% due 07/15/2051	4,900	3,249
4.125% due 06/15/2029	700	688
4.375% due 03/15/2042	2,040	1,707
4.625% due 03/15/2052	3,100	2,493
5.125% due 06/15/2039	2,400	2,259
5.250% due 06/15/2049	2,600	2,312
5.875% due 02/01/2029	700	727
5.900% due 06/01/2053	800	773
5.950% due 09/15/2054	1,400	1,362
Hoag Memorial Hospital Presbyterian 3.803% due 07/15/2052	1,100	831
Hyatt Hotels Corp.
4.375% due 09/15/2028	800	798
5.375% due 12/15/2031	800	812
Hyundai Capital America 5.400% due 06/23/2032	4,700	4,762
Icon Investments Six DAC 6.000% due 05/08/2034	600	614
Imperial Brands Finance PLC 6.125% due 07/27/2027	2,600	2,685
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	1,700	1,212
Intel Corp.
3.200% due 08/12/2061	3,000	1,711
5.700% due 02/10/2053	7,000	6,519
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032	1,600	1,606
JetBlue Airways Corp. 9.875% due 09/20/2031 (m)	1,600	1,558
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,042	914
Johnson Controls, Inc. 4.950% due 07/02/2064	20	17
Kinder Morgan, Inc.
6.950% due 06/01/2028	3,795	3,955
7.420% due 02/15/2037	2,980	3,287
8.050% due 10/15/2030	3,825	4,369
Kraft Heinz Foods Co. 4.875% due 10/01/2049	1,200	1,031
L3Harris Technologies, Inc. 5.500% due 08/15/2054	3,100	3,010

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Las Vegas Sands Corp.
3.500% due 08/18/2026		6,800	6,712
3.900% due 08/08/2029		5,800	5,526
6.200% due 08/15/2034		4,500	4,600
Leidos, Inc. 4.375% due 05/15/2030		250	246
Lockheed Martin Corp. 4.300% due 06/15/2062		5,000	3,952
Marathon Petroleum Corp. 6.500% due 03/01/2041		1,800	1,881
Mars, Inc.
5.700% due 05/01/2055		2,600	2,595
5.800% due 05/01/2065		2,100	2,098
Marvell Technology, Inc. 2.950% due 04/15/2031		4,000	3,644
Meta Platforms, Inc.
5.400% due 08/15/2054		9,100	8,881
5.550% due 08/15/2064		1,000	978
Micron Technology, Inc. 3.477% due 11/01/2051		7,300	4,990
Moody's Corp. 3.100% due 11/29/2061		4,000	2,485
MPLX LP
4.900% due 04/15/2058		1,900	1,526
4.950% due 03/14/2052		700	580
5.200% due 03/01/2047		900	786
5.950% due 04/01/2055		6,600	6,292
MSCI, Inc. 3.625% due 11/01/2031		1,800	1,660
National Football League
5.250% due 10/05/2034 «		4,900	4,919
5.420% due 10/05/2037 «		1,800	1,809
NetApp, Inc. 5.700% due 03/17/2035		1,600	1,644
New York & Presbyterian Hospital 4.063% due 08/01/2056		45	35
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «		800	604
Northern Natural Gas Co. 4.300% due 01/15/2049		5,000	3,970
Northwell Healthcare, Inc.
3.809% due 11/01/2049		2,500	1,802
4.260% due 11/01/2047		30	24
NVR, Inc. 3.000% due 05/15/2030		3,600	3,355
NXP BV 3.400% due 05/01/2030		375	355
ONEOK Partners LP 6.125% due 02/01/2041		3,525	3,515
Oracle Corp.
3.650% due 03/25/2041		5,700	4,497
3.850% due 04/01/2060		6,615	4,562
3.950% due 03/25/2051		15,900	11,746
4.100% due 03/25/2061		6,400	4,631
5.500% due 09/27/2064		6,000	5,469
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028		3,200	3,108
Petroleos Mexicanos 6.840% due 01/23/2030		4,000	3,867
Philip Morris International, Inc. 3.875% due 08/21/2042		2,600	2,116
Quanta Services, Inc. 3.050% due 10/01/2041		4,000	2,843
Rogers Communications, Inc.
3.800% due 03/15/2032		5,400	5,020
4.550% due 03/15/2052		1,800	1,467
Rolls-Royce PLC 5.750% due 10/15/2027	GBP	100	141
Royal Caribbean Cruises Ltd.
5.500% due 04/01/2028		$2,000	2,026
5.625% due 09/30/2031		1,200	1,208
6.000% due 02/01/2033		2,000	2,040
Royalty Pharma PLC 3.550% due 09/02/2050		4,300	2,915
RTX Corp.
4.050% due 05/04/2047		2,705	2,168
4.350% due 04/15/2047		700	582
4.450% due 11/16/2038		800	738
6.100% due 03/15/2034		5,000	5,408
6.400% due 03/15/2054		1,600	1,755
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		7,200	7,191
Santos Finance Ltd.
3.649% due 04/29/2031		4,500	4,192
6.875% due 09/19/2033		2,500	2,731

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Saudi Arabian Oil Co.
3.500% due 11/24/2070		5,000	3,001
5.875% due 07/17/2064		1,200	1,098
Seadrill Finance Ltd. 8.375% due 08/01/2030		400	408
Snam SpA 6.500% due 05/28/2055		3,000	3,121
Southern Co.
3.750% due 09/15/2051 •		5,000	4,939
4.250% due 07/01/2036		3,640	3,331
Southern Natural Gas Co. LLC 7.350% due 02/15/2031		1,400	1,536
Spectra Energy Partners LP 4.500% due 03/15/2045		1,675	1,378
Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (m)		8,800	8,657
9.375% due 11/30/2029		2,000	2,125
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		785	722
Stryker Corp.
4.625% due 03/15/2046		2,200	1,955
5.200% due 02/10/2035		5,400	5,506
Sutter Health 3.161% due 08/15/2040		350	271
Synopsys, Inc. 5.700% due 04/01/2055		6,800	6,766
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,100	970
3.300% due 02/15/2051		4,700	3,122
3.400% due 10/15/2052		10,900	7,288
3.500% due 04/15/2031		200	188
3.600% due 11/15/2060		11,300	7,542
3.875% due 04/15/2030		6,695	6,504
5.650% due 01/15/2053		4,200	4,066
Tapestry, Inc. 5.500% due 03/11/2035		2,000	2,009
Targa Resources Corp.
4.950% due 04/15/2052		500	418
5.500% due 02/15/2035		1,500	1,506
TD SYNNEX Corp. 2.650% due 08/09/2031		1,500	1,295
Telefonica Emisiones SA 4.895% due 03/06/2048		3,500	2,944
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		3,500	3,234
8.375% due 06/15/2032		1,275	1,480
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	175	265
Thames Water Utilities Finance PLC 4.375% due 01/18/2033	EUR	4,000	3,084
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (g)	GBP	25	29
Time Warner Cable LLC
4.500% due 09/15/2042		$820	654
5.250% due 07/15/2042	GBP	800	932
5.500% due 09/01/2041		$6,225	5,664
5.875% due 11/15/2040		4,520	4,342
6.750% due 06/15/2039		3,500	3,630
7.300% due 07/01/2038		5,000	5,455
TopBuild Corp. 4.125% due 02/15/2032		1,600	1,485
TotalEnergies Capital SA
5.488% due 04/05/2054		700	674
5.638% due 04/05/2064		1,500	1,456
Transcontinental Gas Pipe Line Co. LLC
4.600% due 03/15/2048		4,440	3,742
5.400% due 08/15/2041		1,400	1,343
Trimble, Inc. 6.100% due 03/15/2033		800	850
Trustees of the University of Pennsylvania 4.674% due 09/01/2112		700	577
UKG, Inc. 6.875% due 02/01/2031		1,000	1,038
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(c)(d)		1,726	483
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 (c)		817	657
United Airlines Pass-Through Trust
2.700% due 11/01/2033		5,147	4,611
3.100% due 01/07/2030		363	347
3.450% due 01/07/2030		2,961	2,833
4.000% due 10/11/2027		364	361
4.150% due 02/25/2033		1,644	1,578
4.300% due 02/15/2027		33	33
4.550% due 08/25/2031		2,901	2,728
5.450% due 08/15/2038		991	1,004

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.875% due 04/15/2029		1,431	1,461
UnitedHealth Group, Inc.
3.875% due 08/15/2059		7,100	5,008
5.050% due 04/15/2053		16,900	15,097
5.200% due 04/15/2063		8,800	7,849
6.050% due 02/15/2063		300	305
University of Southern California 5.250% due 10/01/2111		40	37
UPMC 5.035% due 05/15/2033		1,100	1,106
Vale Overseas Ltd. 6.400% due 06/28/2054		3,500	3,443
Var Energi ASA 8.000% due 11/15/2032		1,200	1,361
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		2,570	2,425
3.875% due 11/01/2033		5,500	4,814
4.125% due 08/15/2031		1,200	1,112
6.250% due 01/15/2030		2,500	2,580
Venture Global LNG, Inc. 7.000% due 01/15/2030		4,900	4,958
Virgin Media Secured Finance PLC 4.250% due 01/15/2030	GBP	2,100	2,644
VMware LLC
2.200% due 08/15/2031		$5,900	5,123
4.700% due 05/15/2030		2,100	2,109
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		3,000	3,018
Warnermedia Holdings, Inc. 5.141% due 03/15/2052		741	461
Waste Connections, Inc. 4.200% due 01/15/2033		4,200	4,066
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	504
Western Midstream Operating LP 5.300% due 03/01/2048		2,900	2,423
Williams Cos., Inc.
3.500% due 10/15/2051		3,500	2,402
5.800% due 11/15/2054		2,400	2,348
Woodside Finance Ltd.
3.700% due 09/15/2026		1,300	1,287
3.700% due 03/15/2028		1,126	1,099
5.700% due 09/12/2054		6,000	5,425
6.000% due 05/19/2035		3,500	3,574
Workday, Inc. 3.800% due 04/01/2032		4,500	4,230
Wynn Resorts Finance LLC 6.250% due 03/15/2033		1,500	1,511
Yellowstone Energy LP 5.750% due 12/31/2026		365	360
Zimmer Biomet Holdings, Inc.
4.250% due 08/15/2035		205	188
4.450% due 08/15/2045		2,397	1,996

			903,959

UTILITIES 15.1%
AEP Texas, Inc. 4.150% due 05/01/2049		1,600	1,219
AES Corp.
6.950% due 07/15/2055 •		700	685
7.600% due 01/15/2055 •		3,475	3,587
Alabama Power Co. 3.450% due 10/01/2049		2,100	1,494
Ameren Illinois Co. 3.250% due 03/15/2050		1,000	681
Anglian Water Services Financing PLC 6.000% due 06/20/2039	GBP	400	538
Appalachian Power Co. 4.500% due 08/01/2032		$2,600	2,538
Arizona Public Service Co.
3.350% due 05/15/2050		1,500	1,018
3.500% due 12/01/2049		1,400	963
4.500% due 04/01/2042		700	600
AT&T, Inc.
3.550% due 09/15/2055		8,889	6,003
3.650% due 06/01/2051		1,200	853
3.650% due 09/15/2059		32,908	22,096
3.800% due 12/01/2057		24,217	16,961
Berkshire Hathaway Energy Co. 4.600% due 05/01/2053		1,000	837
Black Hills Corp. 6.000% due 01/15/2035		2,050	2,128
Brooklyn Union Gas Co. 4.487% due 03/04/2049		1,200	950

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

CenterPoint Energy Houston Electric LLC 3.350% due 04/01/2051	2,500	1,747
Columbia Pipelines Operating Co. LLC
6.497% due 08/15/2043	1,500	1,551
6.544% due 11/15/2053	2,000	2,069
6.714% due 08/15/2063	1,200	1,271
Comision Federal de Electricidad 5.750% due 02/14/2042	55	49
Commonwealth Edison Co. 4.000% due 03/01/2048	700	556
Consolidated Edison Co. of New York, Inc.
3.600% due 06/15/2061	9,880	6,749
3.700% due 11/15/2059	1,700	1,181
4.500% due 05/15/2058	5,800	4,723
4.650% due 12/01/2048	3,000	2,551
Constellation Energy Generation LLC
5.600% due 06/15/2042	2,195	2,138
5.750% due 03/15/2054	2,000	1,962
5.800% due 03/01/2033	3,800	4,021
Consumers Energy Co.
4.050% due 05/15/2048	2,500	2,013
4.200% due 09/01/2052	3,100	2,538
Dominion Energy, Inc. 2.250% due 08/15/2031	2,100	1,837
DTE Electric Co.
4.050% due 05/15/2048	1,600	1,293
5.400% due 04/01/2053	3,000	2,933
Duke Energy Carolinas LLC
3.950% due 03/15/2048	6,000	4,689
5.350% due 01/15/2053	6,800	6,534
5.400% due 01/15/2054	12,500	12,036
Duke Energy Corp.
3.300% due 06/15/2041	1,900	1,427
3.500% due 06/15/2051	11,400	7,841
3.950% due 08/15/2047	2,300	1,732
Duke Energy Ohio, Inc. 5.650% due 04/01/2053	1,300	1,282
Duke Energy Progress LLC
2.900% due 08/15/2051	1,100	685
3.600% due 09/15/2047	900	661
Duquesne Light Holdings, Inc. 2.532% due 10/01/2030	700	620
Electricite de France SA
4.875% due 09/21/2038	2,300	2,128
4.950% due 10/13/2045	2,150	1,863
6.000% due 04/22/2064	8,100	7,681
6.900% due 05/23/2053	1,400	1,496
9.125% due 03/15/2033 •(j)	1,000	1,130
Emera U.S. Finance LP 4.750% due 06/15/2046	2,100	1,748
Empresa Electrica Cochrane SpA 5.500% due 05/14/2027	1,241	1,228
Enel Finance America LLC 2.875% due 07/12/2041	9,750	6,649
Enel Finance International NV
4.750% due 05/25/2047	3,000	2,527
5.500% due 06/26/2034	2,900	2,957
Entergy Corp.
3.750% due 06/15/2050	4,000	2,865
7.125% due 12/01/2054 •	1,000	1,037
Entergy Texas, Inc. 5.550% due 09/15/2054	2,000	1,911
Evergy, Inc. 6.650% due 06/01/2055 •	1,000	1,018
FirstEnergy Transmission LLC 5.450% due 07/15/2044	6,330	6,040
Florida Power & Light Co. 4.550% due 10/01/2044	4,000	3,360
FORESEA Holding SA 7.500% due 06/15/2030	659	627
Georgia Power Co. 4.750% due 09/01/2040	1,000	931
Indiana Michigan Power Co. 4.550% due 03/15/2046	400	340
Interstate Power & Light Co. 5.450% due 09/30/2054	2,600	2,504
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,600	1,537
ITC Holdings Corp. 5.400% due 06/01/2033	2,300	2,328
Kentucky Utilities Co. 4.375% due 10/01/2045	2,300	1,939
KeySpan Gas East Corp. 3.586% due 01/18/2052	3,000	1,988
Liberty Utilities Co. 5.869% due 01/31/2034	2,000	2,042

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

MidAmerican Energy Co.
3.650% due 08/01/2048	3,575	2,678
4.250% due 05/01/2046	3,450	2,864
4.250% due 07/15/2049	14,325	11,663
5.850% due 09/15/2054	2,100	2,164
Mississippi Power Co. 4.250% due 03/15/2042	1,700	1,455
Monongahela Power Co. 5.400% due 12/15/2043	4,224	4,126
Nevada Power Co. 3.125% due 08/01/2050	5,300	3,364
New England Power Co. 3.800% due 12/05/2047	3,300	2,529
New York State Electric & Gas Corp. 3.300% due 09/15/2049	900	588
Niagara Mohawk Power Corp.
2.759% due 01/10/2032	2,500	2,187
5.783% due 09/16/2052	1,050	1,028
NiSource, Inc.
3.950% due 03/30/2048	1,245	962
4.375% due 05/15/2047	1,800	1,482
5.800% due 02/01/2042	300	297
Northern States Power Co.
5.100% due 05/15/2053	11,600	10,707
5.650% due 06/15/2054	400	403
NRG Energy, Inc. 2.450% due 12/02/2027	500	475
NSTAR Electric Co. 4.950% due 09/15/2052	1,300	1,155
Oglethorpe Power Corp.
4.500% due 04/01/2047	1,000	819
6.200% due 12/01/2053	2,700	2,767
Ohio Power Co. 2.900% due 10/01/2051	2,700	1,651
ONEOK, Inc.
5.050% due 04/01/2045	2,200	1,858
5.200% due 07/15/2048	9,862	8,548
5.850% due 11/01/2064	17,000	15,777
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	2,085
3.250% due 06/01/2031	1,500	1,347
3.300% due 08/01/2040	2,700	1,934
3.500% due 08/01/2050	7,850	5,040
3.750% due 07/01/2028	2,400	2,330
3.950% due 12/01/2047	4,800	3,391
4.300% due 03/15/2045	1,600	1,209
4.500% due 07/01/2040	4,200	3,503
4.500% due 12/15/2041	2,900	2,282
4.550% due 07/01/2030	5,700	5,566
4.750% due 02/15/2044	1,200	978
4.950% due 07/01/2050	4,200	3,389
5.250% due 03/01/2052	2,700	2,249
6.000% due 08/15/2035	1,500	1,517
6.700% due 04/01/2053	5,500	5,522
PacifiCorp
4.150% due 02/15/2050	200	152
5.350% due 12/01/2053	3,500	3,150
5.450% due 02/15/2034	2,800	2,841
5.800% due 01/15/2055	3,100	2,970
7.375% due 09/15/2055 •	2,600	2,709
PECO Energy Co. 4.375% due 08/15/2052	5,700	4,729
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	4,000	2,820
PG&E Corp. 7.375% due 03/15/2055 •	2,500	2,374
Piedmont Natural Gas Co., Inc.
3.350% due 06/01/2050	2,900	1,943
3.640% due 11/01/2046	1,000	731
5.400% due 06/15/2033	700	722
Public Service Co. of Colorado 5.850% due 05/15/2055	2,400	2,378
Puget Energy, Inc. 4.100% due 06/15/2030	500	483
San Diego Gas & Electric Co.
3.700% due 03/15/2052	2,200	1,578
3.750% due 06/01/2047	1,895	1,408
4.100% due 06/15/2049	1,578	1,216
4.150% due 05/15/2048	2,795	2,175
Sempra
4.000% due 02/01/2048	925	684
6.000% due 10/15/2039	3,635	3,690
Southern California Edison Co.
2.950% due 02/01/2051	900	528
3.600% due 02/01/2045	1,400	965
3.900% due 12/01/2041	3,800	2,871

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

3.900% due 03/15/2043		8,500	6,282
4.000% due 04/01/2047		8,938	6,428
4.050% due 03/15/2042		2,000	1,502
4.125% due 03/01/2048		1,800	1,307
4.650% due 10/01/2043		2,950	2,387
4.875% due 03/01/2049		1,100	881
5.450% due 06/01/2052		3,100	2,679
5.625% due 02/01/2036		2,879	2,803
5.900% due 03/01/2055		2,200	2,014
5.950% due 02/01/2038		1,500	1,500
6.050% due 03/15/2039		4,500	4,500
6.200% due 09/15/2055		2,600	2,492
Southern California Gas Co.
3.750% due 09/15/2042		1,600	1,246
3.950% due 02/15/2050		3,500	2,633
5.125% due 11/15/2040		300	287
Southern Power Co. 5.250% due 07/15/2043		500	468
Southwestern Electric Power Co.
3.250% due 11/01/2051		6,760	4,374
6.200% due 03/15/2040		8,200	8,560
Southwestern Public Service Co.
3.750% due 06/15/2049		1,600	1,160
6.000% due 06/01/2054		5,850	5,907
SW Finance PLC 7.000% due 04/16/2040	GBP	2,300	3,019
System Energy Resources, Inc. 5.300% due 12/15/2034		$1,200	1,187
Targa Resources Partners LP 4.000% due 01/15/2032		4,575	4,266
Union Electric Co.
5.125% due 03/15/2055		1,800	1,667
5.250% due 01/15/2054		5,000	4,622
5.450% due 03/15/2053		2,800	2,710
Verizon Communications, Inc.
2.850% due 09/03/2041		6,000	4,253
2.987% due 10/30/2056		3,887	2,342
3.000% due 11/20/2060		21,700	12,803
Virginia Electric & Power Co. 2.950% due 11/15/2051		9,900	6,192
Vistra Operations Co. LLC
4.300% due 07/15/2029		2,000	1,971
5.700% due 12/30/2034		300	306
Vodafone Group PLC
5.125% due 06/04/2081 •		3,900	2,960
5.875% due 06/28/2064		6,600	6,350

			482,778

Total Corporate Bonds & Notes (Cost $2,415,860)			2,150,771

MUNICIPAL BONDS & NOTES 1.7%
CALIFORNIA 0.2%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010 6.486% due 05/15/2049		2,300	2,437
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035		2,600	2,927
California State University Revenue Bonds, (BABs), Series 2010 6.484% due 11/01/2041		700	743
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112		440	365
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115		835	682

			7,154

GEORGIA 0.3%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057		9,420	10,064

ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2009 6.050% due 01/01/2029		250	254
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035		1,735	1,885

			2,139

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009 6.596% due 02/01/2039		800	879

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, (BABs),Series 2010 6.270% due 02/15/2050	4,520	4,651
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010
7.834% due 02/15/2041	4,990	5,930
8.084% due 02/15/2050	1,000	1,270

		11,851

PENNSYLVANIA 0.4%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	11,500	12,300

TEXAS 0.3%
Dallas Convention Center Hotel Development Corp. Texas Revenue Bonds, (BABs), Series 2009 7.088% due 01/01/2042	4,000	4,424
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	5,400	5,459
University of Texas System Revenue Bonds, Series 2017 3.354% due 08/15/2047	45	33

		9,916

WASHINGTON 0.0%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010 6.790% due 07/01/2040	975	1,027

Total Municipal Bonds & Notes (Cost $55,172)		55,330

U.S. GOVERNMENT AGENCIES 6.7%
Ginnie Mae, TBA
4.000% due 08/01/2055	65,300	60,712
4.500% due 07/01/2055	2,300	2,202
5.000% due 07/01/2055 - 08/01/2055	15,300	15,028
6.000% due 08/01/2055	5,900	5,980
Uniform Mortgage-Backed Security 5.500% due 08/01/2054 - 01/01/2055	16,741	16,751
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	16,920	14,644
4.000% due 08/01/2055	95,290	88,597
5.000% due 08/01/2055	10,500	10,285

Total U.S. Government Agencies (Cost $211,488)		214,199

U.S. TREASURY OBLIGATIONS 21.3%
U.S. Treasury Bonds
1.875% due 02/15/2051	46,200	25,966
1.875% due 11/15/2051 (o)(q)	39,900	22,213
2.500% due 02/15/2045 (o)(q)	38,400	27,045
2.750% due 08/15/2047 (o)(q)	25,300	18,044
2.750% due 11/15/2047 (o)	5,200	3,699
3.000% due 05/15/2047 (o)(q)	32,300	24,204
3.000% due 02/15/2048 (o)(q)	5,700	4,237
3.000% due 08/15/2048 (m)(o)	170,300	126,002
3.125% due 08/15/2044 (o)(q)	8,200	6,468
3.125% due 05/15/2048 (o)	6,000	4,554
3.625% due 02/15/2053 (o)	11,100	9,065
3.875% due 05/15/2043 (o)	103,042	92,070
4.250% due 02/15/2054	26,300	23,999
4.250% due 08/15/2054 (m)	10,600	9,683
4.375% due 08/15/2043 (o)	45,000	42,907
4.500% due 02/15/2044 (o)(q)	13,130	12,691
4.625% due 05/15/2054 (o)	102,500	99,585
4.625% due 02/15/2055 (m)(o)	30,690	29,885
4.750% due 11/15/2053 (o)(q)	101,220	100,334
U.S. Treasury STRIPS
0.000% due 02/15/2042 (a)(q)	1,500	662

Total U.S. Treasury Obligations (Cost $771,227)		683,313

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Funding Trust
5.500% due 01/25/2036	16	17
5.750% due 03/25/2036	42	34
Bear Stearns Adjustable Rate Mortgage Trust 5.925% due 11/25/2034 ~	286	263
Bear Stearns ALT-A Trust 6.024% due 11/25/2034 ~	16	15
BX Commercial Mortgage Trust 5.325% due 02/15/2039 •	1,589	1,589
BX Trust 5.326% due 10/15/2036 •	5,000	4,997

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Chase Mortgage Finance Trust 5.103% due 12/25/2037 ~	112	97
COLT Mortgage Loan Trust 6.790% due 12/25/2067 þ	1,662	1,666
Countrywide Alternative Loan Trust 5.094% due 09/25/2035 •	160	120
Deutsche Alt-A Securities Mortgage Loan Trust 4.714% due 07/25/2047 •	111	103
GSMPS Mortgage Loan Trust 4.784% due 03/25/2035 •	492	462
IndyMac INDX Mortgage Loan Trust 5.034% due 07/25/2035 •	222	178
JP Morgan Mortgage Trust 5.952% due 11/25/2033 ~	2	2
Merrill Lynch Mortgage Investors Trust 5.879% due 05/25/2033 ~	3	3
NAAC Reperforming Loan REMICS Trust Certificates 4.884% due 02/25/2035 •	673	550
New Residential Mortgage Loan Trust 2.750% due 11/25/2059 ~	3,998	3,834
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.504% due 02/25/2035 •	136	134
OPEN Trust 7.401% due 11/15/2040 •	257	258
Residential Accredit Loans, Inc. Trust 4.920% due 02/25/2035 ~	361	322
Residential Funding Mortgage Securities, Inc. Trust 5.548% due 02/25/2036 ~	144	137
Sequoia Mortgage Trust 5.076% due 05/20/2034 •	219	207
Structured Adjustable Rate Mortgage Loan Trust 5.351% due 03/25/2034 ~	5	5
Towd Point Mortgage Trust 5.434% due 05/25/2058 •	165	169
WaMu Mortgage Pass-Through Certificates Trust
2.566% due 11/25/2041 ~	117	108
5.314% due 07/25/2044 •	101	97

Total Non-Agency Mortgage-Backed Securities (Cost $15,345)		15,367

ASSET-BACKED SECURITIES 0.8%
CMBS OTHER 0.2%
MF1 LLC 6.055% due 03/19/2039 •	1,000	1,004
MF1 Ltd. 5.668% due 02/19/2037 •	2,185	2,187
Ready Capital Mortgage Financing LLC 6.693% due 10/25/2039 •	1,649	1,649

		4,840

HOME EQUITY OTHER 0.0%
ACE Securities Corp. Home Equity Loan Trust 5.229% due 01/25/2035 •	596	570
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.304% due 07/25/2034 •	27	27
Bayview Financial Acquisition Trust 6.601% due 05/28/2037	0	1
Bear Stearns Asset-Backed Securities Trust 5.174% due 01/25/2034 •	3	3
RAAC Trust 5.194% due 10/25/2046 •	54	53
Saxon Asset Securities Trust 1.540% due 03/25/2035 •	69	61

		715

HOME EQUITY SEQUENTIAL 0.0%
RBSSP Resecuritization Trust 4.599% due 11/26/2036 •	24	24

OTHER ABS 0.6%
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ	1,012	966
Allegro CLO Ltd. 5.519% due 01/19/2033 •	1,000	1,001
Dryden Senior Loan Fund 5.419% due 10/19/2029 •	1,406	1,407
ECAF Ltd. 4.947% due 06/15/2040	1,151	1,030
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	328	319
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042	1,382	1,344

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

LCM Ltd. 5.551% due 04/20/2031 •		163	164
MAPS Ltd. 4.212% due 05/15/2043		221	221
METAL LLC 4.581% due 10/15/2042		1,621	1,078
Octagon Investment Partners Ltd. 5.419% due 10/20/2030 •		1,165	1,166
OZLM Ltd. 5.581% due 04/20/2031 •		840	841
Pikes Peak CLO
5.466% due 07/15/2034 •		3,000	3,002
5.489% due 10/11/2034 •		3,000	3,003
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		39	39
Start Ltd. 4.089% due 03/15/2044		477	472
Venture CLO Ltd. 5.778% due 01/15/2032 •		609	610
Vertical Bridge Holdings LLC 2.636% due 09/15/2050		3,200	3,182
Wind River CLO Ltd. 5.581% due 07/18/2031 •		36	36

			19,881

Total Asset-Backed Securities (Cost $26,033)			25,460

SOVEREIGN ISSUES 4.4%
Brazil Government International Bond 7.125% due 05/13/2054		2,500	2,400
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		3,000	3,140
Chile Government International Bond
4.000% due 01/31/2052		600	464
5.330% due 01/05/2054		33	31
Colombia Government International Bond 7.500% due 02/02/2034		2,600	2,592
Emirate of Abu Dhabi Government International Bond
2.700% due 09/02/2070		2,900	1,568
3.125% due 09/30/2049		1,400	956
3.875% due 04/16/2050		3,400	2,652
Israel Government International Bond
5.375% due 02/19/2030		1,500	1,530
5.500% due 03/12/2034		9,300	9,429
Japan Government International Bond
2.200% due 03/20/2064	JPY	626,000	3,496
2.300% due 12/20/2054		1,130,000	7,054
2.400% due 03/20/2045		318,000	2,223
2.400% due 03/20/2055		590,000	3,764
Mexican Udibonos
2.750% due 11/27/2031 (i)	MXN	140,179	6,621
3.000% due 12/03/2026 (i)		63,756	3,328
4.000% due 11/30/2028 (i)		68,007	3,553
Panama Government International Bond 4.500% due 05/15/2047		$35	24
Peru Government International Bond
5.400% due 08/12/2034	PEN	51,100	13,655
6.150% due 08/12/2032		9,064	2,647
6.950% due 08/12/2031		8,350	2,563
7.300% due 08/12/2033		20,900	6,438
Philippines Government International Bond 5.500% due 01/17/2048		$400	389
Republic of South Africa Government International Bond
8.500% due 01/31/2037	ZAR	184,000	9,048
8.875% due 02/28/2035		302,300	15,945
Romania Government International Bond
1.750% due 07/13/2030	EUR	1,100	1,114
2.875% due 04/13/2042		1,100	808
3.750% due 02/07/2034		400	403
5.625% due 02/22/2036 (m)		1,000	1,123
5.625% due 05/30/2037		6,000	6,662
Saudi Government International Bond
3.450% due 02/02/2061		$12,000	7,457
5.125% due 01/13/2028		7,300	7,424
5.750% due 01/16/2054		6,300	6,012
Ukraine Government International Bond
0.000% due 02/01/2030 (h)		26	12
0.000% due 02/01/2034 (h)		97	38
0.000% due 02/01/2035 (h)		82	39
0.000% due 02/01/2036 (h)		68	32
1.750% due 02/01/2034		95	49
1.750% due 02/01/2035		166	85
1.750% due 02/01/2036		213	107

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

United Kingdom Gilt 4.375% due 07/31/2054	GBP	4,686	5,575

Total Sovereign Issues (Cost $147,256)			142,450

		SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
MNSN Holdings, Inc. «(e)(l)		2,831	11
Stichting Administratiekantoor« (e)		6,729	0

			11

INDUSTRIALS 0.0%
Foresea Holdings SA «		63,984	1,312
Westmoreland Mining Holdings «(e)(l)		32,131	20
Westmoreland Mining LLC «(e)(l)		32,414	76

			1,408

Total Common Stocks (Cost $2,492)			1,419

PREFERRED SECURITIES 3.4%
BANKING & FINANCE 3.2%
American AgCredit Corp. 5.250% due 06/15/2026 •		11,000,000	10,684
Banco Bilbao Vizcaya Argentaria SA 6.000% due 01/15/2026 •(k)		1,000,000	1,194
Capital Farm Credit ACA 5.000% due 03/15/2026 •		6,400,000	6,431
Charles Schwab Corp.
4.000% due 12/01/2030 •(j)		9,000,000	8,350
5.000% due 12/01/2027 •(j)		2,000,000	1,961
Citigroup, Inc. 6.950% due 02/15/2030 •(j)		3,800,000	3,883
Citizens Financial Group, Inc. 4.000% due 10/06/2026 •		1,100,000	1,069
CoBank ACB
4.250% due 01/01/2027 •(j)		3,500,000	3,382
6.250% due 10/01/2026 •		3,700,000	3,711
7.125% due 01/01/2030 •(j)		2,000,000	2,051
Cooperatieve Rabobank UA 6.500% due 12/29/2049 þ (j)		1,822,950	2,451
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(j)		4,500,000	4,365
Goldman Sachs Group, Inc.
3.650% due 08/10/2026 •(j)		4,400,000	4,313
6.125% due 11/10/2034 •(j)		3,600,000	3,599
6.850% due 02/10/2030 •(j)		4,900,000	5,067
7.500% due 02/10/2029 •(j)		2,200,000	2,338
7.500% due 05/10/2029 •(j)		3,000,000	3,163
JPMorgan Chase & Co.
3.650% due 06/01/2026 •(j)		4,000,000	3,941
4.200% due 09/01/2026 (j)		75,000	1,343
4.625% due 06/01/2026 (j)		111,000	2,170
6.500% due 04/01/2030 •(j)		5,300,000	5,473
6.875% due 06/01/2029 •(j)		4,400,000	4,651
7.036% due 10/01/2025 ~(j)		5,800,000	5,838
Nationwide Building Society 10.250% ~		2,785	497
State Street Corp. 6.700% due 03/15/2029 •(j)		5,200,000	5,424
Wells Fargo & Co.
4.750% due 09/15/2025		98,700	1,879
6.850% due 09/15/2029 •(j)		3,700,000	3,882
7.625% due 09/15/2028 •(j)		500,000	538

			103,648

INDUSTRIALS 0.1%
SVB Financial Trust 11.000% due 11/07/2032		3,227	1,710

UTILITIES 0.1%
Edison International 5.000% due 12/15/2026 •		1,900,000	1,647

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Sempra 4.875% due 10/15/2025 •(j)	3,000,000	2,993

		4,640

Total Preferred Securities (Cost $112,783)		109,998

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.329% due 07/03/2025 - 09/16/2025 (f)(g)(q)	$983	975

Total Short-Term Instruments (Cost $975)		975

Total Investments in Securities (Cost $3,786,369)		3,426,445

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	19,606	191

Total Short-Term Instruments (Cost $191)		191

Total Investments in Affiliates (Cost $191)		191

Total Investments 106.8% (Cost $3,786,560)		$3,426,636
Financial Derivative Instruments (n)(p) 0.0%(Cost or Premiums, net $66,512)		648
Other Assets and Liabilities, net (6.8)%		(219,847)

Net Assets 100.0%		$3,207,437

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Security is not accruing income as of the date of this report.
(e)	Security did not produce income within the last twelve months.
(f)	Coupon represents a weighted average yield to maturity.
(g)	Zero coupon security.
(h)	Security becomes interest bearing at a future date.
(i)	Principal amount of security is adjusted for inflation.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Constellation Pharmaceutical, Inc. 5.550% due 07/01/2033	01/16/2025	$1,275	$1,295	0.04%
Credit Opportunities Partners LLC 6.520% due 03/20/2028	03/20/2025	900	906	0.03
Credit Opportunities Partners LLC 6.740% due 03/20/2030	02/20/2025	1,000	1,011	0.03
MNSN Holdings, Inc.	04/26/2022	55	11	0.00
Morgan Stanley 0.000% due 04/02/2032	02/11/2020	10,117	7,844	0.25
Pantheon Senior Debt Secondaries 6.317% due 03/26/2026	03/18/2025	1,100	1,100	0.03
Project Alpha Investindustrial 4.256% due 02/27/2026	02/28/2025	784	891	0.03
Westmoreland Mining Holdings	12/08/2014	936	20	0.00
Westmoreland Mining LLC	06/30/2023	215	76	0.00

$16,382	$13,154	0.41%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.390%	07/01/2025	07/02/2025	$(12,078)	$(12,078)
4.460	06/30/2025	07/01/2025	(488)	(488)
BPS	4.350	06/11/2025	TBD(2)	(1,344)	(1,347)
BRC	4.400	12/20/2024	TBD(2)	(12,270)	(12,560)
DEU	4.350	06/30/2025	07/01/2025	(11,441)	(11,442)
MEI	3.000	06/23/2025	08/01/2025	(733)	(734)
MYI	1.650	06/24/2025	TBD(2)	EUR	(782)	(921)
NOM	4.300	06/26/2025	TBD(2)	$(609)	(610)
NXN	4.440	06/10/2025	07/16/2025	(61,424)	(61,583)

Total Reverse Repurchase Agreements	$(101,763)

(m)	Securities with an aggregate market value of $91,595 and cash of $94 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(215,773) at a weighted average interest rate of 4.428%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CME 3-Month SOFR Active Contract June 2026 Futures	$97.500	06/12/2026	819	$2,048	$641	$348
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.000	06/12/2026	854	2,135	416	208

Total Purchased Options	$1,057	$556

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	43	$43	$(9)	$(9)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	43	43	(11)	(13)
Put - EUREX Euro-Bobl July 2025 Futures	EUR	117.250	07/25/2025	17	17	(3)	(4)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	17	17	(3)	(2)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	11	11	(5)	(4)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	11	11	(6)	(2)

$(37)	$(34)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	48	$48	$(16)	$(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	92	92	(39)	(3)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	49	49	(16)	(3)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	45	45	(11)	(6)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	141	141	(54)	(75)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	45	45	(14)	(20)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	48	48	(17)	(36)
Call - CME 3-Month SOFR Active Contract June 2026 Futures	98.500	06/12/2026	819	2,048	(224)	(112)

$(391)	$(256)

Total Written Options	$(428)	$(290)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2027	689	$167,031	$1,634	$60	$0
3-Month SOFR Active Contract December Futures	03/2028	351	84,929	694	26	0
3-Month SOFR Active Contract June Futures	09/2027	1,086	263,097	2,456	82	0
3-Month SOFR Active Contract March Futures	06/2027	1,001	242,630	2,320	75	0
3-Month SOFR Active Contract September Futures	12/2026	632	153,157	1,486	55	0
3-Month SOFR Active Contract September Futures	12/2027	1,049	253,976	2,111	79	0
Euro-Bund September Futures	09/2025	29	4,446	(35)	1	(13)
U.S. Treasury 5-Year Note September Futures	09/2025	4,070	443,630	3,871	541	0
U.S. Treasury 10-Year Note September Futures	09/2025	1,174	131,635	2,350	367	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	268	30,623	635	130	0
U.S. Treasury Long-Term Bond September Futures	09/2025	101	11,662	295	101	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	2,314	275,655	10,089	3,109	0

$27,906	$4,626	$(13)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	507	$(70,281)	$263	$149	$(48)
U.S. Treasury 2-Year Note September Futures	09/2025	137	(28,499)	(110)	0	(7)

$153	$149	$(55)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Total Futures Contracts								$28,059		$4,775	$(68)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
										Variation Margin(8)
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2030	1.810%		$4,600	$(521)	$(125)	$(646)	$0	$(7)
General Motors Co.	(5.000)	Quarterly	06/20/2030	1.225		8,300	(1,253)	(155)	(1,408)	0	(18)

							$(1,774)	$(280)	$(2,054)	$0	$(25)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
										Variation Margin(8)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.201%		$1,100	$218	$(191)	$27	$0	$0
AES Corp.	5.000	Quarterly	12/20/2028	0.875		1,500	186	17	203	0	(1)
American International Group, Inc.	1.000	Quarterly	12/20/2027	0.310		2,000	(12)	45	33	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.241		1,600	21	(15)	6	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.303		4,200	64	(35)	29	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431		1,100	(6)	24	18	1	0
Bank of America Corp.	1.000	Quarterly	12/20/2025	0.239		4,800	32	(13)	19	0	0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359		4,100	53	(14)	39	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	1,800	10	(2)	8	0	0
Cellnex Telecom SA	5.000	Quarterly	12/20/2030	0.893		2,400	(5)	604	599	0	0
Comcast Corp.	1.000	Quarterly	12/20/2026	0.192		$4,500	119	(65)	54	0	(1)
Enbridge, Inc.	1.000	Quarterly	12/20/2026	0.309		3,700	36	2	38	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089		1,900	22	(5)	17	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107		300	3	1	4	0	0
Glencore Finance	5.000	Quarterly	06/20/2031	1.281	EUR	2,000	461	22	483	1	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321		$700	4	1	5	0	0
MGM Resorts International	5.000	Quarterly	12/20/2029	1.690		3,400	465	(9)	456	5	0
Teck Resources Ltd.	5.000	Quarterly	06/20/2026	0.165		3,600	611	(438)	173	0	0
Tesco PLC	1.000	Quarterly	06/20/2028	0.283	EUR	1,100	11	17	28	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312		$3,300	80	(46)	34	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	1,500	12	1	13	1	0

							$2,385	$(99)	$2,286	$8	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin(8)
Index/Tranches		Fixed (Pay) Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.HY-44 5-Year Index		(5.000)%	Quarterly	06/20/2030		$26,500	$(601)	$(1,433)	$(2,034)	$0	$(93)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
										Variation Margin(8)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index		1.000%	Quarterly	12/20/2025		$3,404	$(123)	$134	$11	$5	$0
CDX.EM-36 5-Year Index		1.000	Quarterly	12/20/2026		2,116	(78)	90	12	4	0
CDX.EM-40 5-Year Index		1.000	Quarterly	12/20/2028		700	(33)	30	(3)	2	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		200	(7)	5	(2)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly		12/20/2029		400	(12)	6	(6)	1	0
CDX.EM-43 5-Year Index	1.000	Quarterly		06/20/2030		300	(11)	4	(7)	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		298,100	6,622	182	6,804	148	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		3,047,700	53,268	15,163	68,431	1,685	0

							$59,626	$15,614	$75,240	$1,846	$0

INTEREST RATE SWAPS
										Variation Margin(8)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	70,330	$(2,014)	$1,139	$(875)	$0	$(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027		$120,700	3,989	1,854	5,843	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		72,200	0	(464)	(464)	0	(59)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029		173,947	(208)	(1,615)	(1,823)	0	(257)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		59,200	74	(711)	(637)	0	(86)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		4,400	(9)	(65)	(74)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		88,300	250	(1,562)	(1,312)	0	(189)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		1,600	(7)	(18)	(25)	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		20,920	(120)	(299)	(419)	0	(81)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		2,900	(2)	(49)	(51)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		1,490	(5)	(22)	(27)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(30)	(39)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,600	(9)	(36)	(45)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,000	(8)	(63)	(71)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,000	(15)	(84)	(99)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(7)	(35)	(42)	0	(10)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		27,070	(52)	(661)	(713)	0	(226)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		19,975	738	725	1,463	0	(152)
Pay	1-Year BRL-CDI	12.030	Maturity	01/04/2027	BRL	205,800	0	(908)	(908)	41	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		234,100	0	(122)	(122)	23	0
Pay	1-Year BRL-CDI	13.402	Maturity	01/02/2029		166,400	0	255	255	151	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2030	AUD	115,200	947	1,244	2,191	0	(33)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027	EUR	5,500	(20)	(107)	(127)	0	(2)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		103,640	(1,245)	1,064	(181)	0	(114)
Receive(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		24,800	2,029	1,008	3,037	94	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030	MXN	29,400	0	(6)	(6)	8	0
Receive	28-Day MXN-TIIE	7.758	Lunar	06/12/2030		21,400	0	(4)	(4)	0	(3)

							$4,297	$428	$4,725	$317	$(1,341)

Total Swap Agreements							$63,933	$14,230	$78,163	$2,171	$(1,461)

(o)

Securities with an aggregate market value of $138,376 and cash of $11,444 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)	Future styled option variation margin asset of $3 and liability of $(2) is outstanding at period end.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(8)			Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.
(p)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	14,726		$2,044	$0	$(16)
	07/2025		$1,189	AUD	1,830	16	0
	07/2025		140	NZD	233	2	0
	08/2025	AUD	1,830		$1,189	0	(16)
	08/2025	CNH	14,728		2,042	0	(23)
	08/2025	NZD	233		140	0	(2)
	08/2025		$1,132	CNH	8,085	2	0
BOA	07/2025	EUR	46,942		$53,376	0	(1,920)
	07/2025	IDR	26,240,722		1,608	0	(10)
	07/2025		$531	KRW	723,571	4	0
	07/2025		10,325	PEN	37,429	240	0
	07/2025		34	SGD	43	0	0
	08/2025	CNH	2,904		$406	0	(1)
	08/2025	SGD	43		34	0	0
	08/2025	TWD	166		5	0	(1)
	08/2025		$1,708	CNH	12,212	4	0
	08/2025		1,001	TWD	29,362	19	0
	12/2025	PEN	37,567		$10,325	0	(232)
BPS	07/2025	BRL	183		33	0	0
	07/2025	THB	215		6	0	0
	07/2025	TWD	32,859		1,011	0	(120)
	07/2025		$32	BRL	183	2	0
	07/2025		502	IDR	8,196,565	3	0
	07/2025		290	THB	9,596	6	0
	08/2025	CNH	100,785		$14,101	0	(31)
	08/2025	INR	1,169		13	0	0
	08/2025	TRY	28,881		695	0	(9)
	08/2025	TWD	33,946		1,041	0	(139)
	08/2025		$2,720	CNH	19,408	2	0
	08/2025		3	JPY	487	0	0
	08/2025		49	TWD	1,619	7	0
BRC	07/2025	EUR	1,565		$1,792	0	(52)
	07/2025	KRW	48,808		36	0	(1)
	07/2025	PLN	924		246	0	(10)
	07/2025	TRY	9,611		238	0	(2)
	07/2025		$37,670	GBP	27,686	333	0
	07/2025		103	JPY	14,745	0	0
	07/2025		15	KRW	20,272	0	0
	07/2025		110	TRY	4,494	2	0
	07/2025	ZAR	341,036		$18,867	0	(366)
	08/2025	GBP	27,686		37,675	0	(334)
	08/2025		$772	TRY	32,096	10	0
	09/2025		109	MXN	2,089	2	0
BSH	07/2025	PEN	7,173		$1,974	0	(50)
	08/2025		7,814		2,115	0	(88)
	09/2025		12,616		3,428	0	(126)
	09/2025		$106	PEN	386	2	0
	11/2025	PEN	476		$129	0	(5)
CBK	07/2025	BRL	92,389		16,930	0	(75)
	07/2025	KRW	4,079,642		2,968	0	(49)
	07/2025	THB	11,224		338	0	(8)
	07/2025	TWD	57,130		1,756	0	(211)
	07/2025		$15,917	BRL	92,389	1,088	0
	07/2025		1,078	CHF	877	28	0
	07/2025		205	IDR	3,341,970	1	0
	07/2025		2,267	KRW	3,105,764	30	0
	07/2025		117	PEN	423	3	0
	07/2025		116	THB	3,873	3	0
	07/2025		4,181	TWD	124,259	97	0
	08/2025	CNH	4,688		$652	0	(5)
	08/2025	INR	6,759		78	0	0
	08/2025	TWD	76,103		2,335	0	(311)
	08/2025		$1,301	CNH	9,421	20	0
	08/2025		207	INR	17,851	1	0
	09/2025	PEN	6,333		$1,716	0	(67)
DUB	07/2025		32,869		8,921	0	(357)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		$54,873	EUR	47,300	844	0
	07/2025		104	TWD	3,086	2	0
	08/2025	EUR	47,196		$54,873	0	(843)
	08/2025	INR	4,028		47	0	0
	08/2025		$154	TWD	4,955	18	0
FAR	07/2025	AUD	1,830		1,181	0	(24)
	07/2025	BRL	92,591		16,242	0	(800)
	07/2025	CHF	881		1,070	0	(41)
	07/2025	CNH	7,491		1,042	0	(5)
	07/2025	JPY	2,305,702		15,840	0	(171)
	07/2025	SGD	7		5	0	0
	07/2025		$16,967	BRL	92,591	75	0
	07/2025		56,705	JPY	8,134,845	0	(215)
	07/2025		1,734	PLN	6,394	40	0
	07/2025		27	SGD	35	0	0
	08/2025	INR	1,929		$22	0	0
	08/2025	SGD	35		27	0	0
	08/2025		$1,056	CNH	7,556	4	0
	08/2025		15,840	JPY	2,297,222	171	0
	09/2025	MXN	267,004		$13,713	0	(402)
	09/2025		$1,395	BRL	7,826	23	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	10,296		$2,813	0	(82)
GLM	07/2025	TWD	5,661		174	0	(21)
	07/2025		$49	IDR	791,220	0	0
	07/2025		11	SGD	13	0	0
	07/2025		45	TWD	1,474	5	0
	07/2025	ZAR	1,421		$79	0	(2)
	08/2025	SGD	13		11	0	0
	09/2025	PEN	11,697		3,192	0	(104)
JPM	07/2025	AUD	1,934		1,268	0	(5)
	07/2025	CNH	14,192		1,966	0	(18)
	07/2025	NZD	233		139	0	(3)
	07/2025	PLN	9,923		2,642	0	(110)
	07/2025	SGD	301		235	0	(2)
	07/2025	TWD	33,262		1,023	0	(122)
	07/2025		$615	CAD	845	5	0
	07/2025		189	KRW	258,628	3	0
	07/2025		3,120	PLN	11,532	78	0
	07/2025		22	SGD	28	0	0
	07/2025		519	TWD	15,419	12	0
	07/2025	ZAR	96,698		$5,411	0	(43)
	08/2025	CNH	13,439		1,863	0	(22)
	08/2025	INR	1,304		15	0	0
	08/2025	SGD	28		22	0	0
	08/2025	TWD	37,453		1,149	0	(153)
	08/2025		$1,268	AUD	1,934	5	0
	08/2025		1,071	CNH	7,657	3	0
	08/2025		82	TWD	2,674	11	0
MBC	07/2025	CAD	9,480		$6,902	0	(59)
	07/2025	CNH	6,804		944	0	(7)
	07/2025	PLN	7,094		1,895	0	(73)
	07/2025	SGD	724		565	0	(5)
	07/2025	THB	5,634		170	0	(3)
	07/2025	TWD	15,818		485	0	(59)
	07/2025		$1,265	AUD	1,934	8	0
	07/2025		6,284	CAD	8,638	59	0
	07/2025		1,385	EUR	1,207	37	0
	07/2025		1,002	GBP	729	0	(1)
	07/2025		41	IDR	664,361	0	0
	07/2025		2,484	JPY	356,834	0	(6)
	07/2025		585	SGD	757	10	0
	07/2025		174	THB	5,803	5	0
	07/2025		471	TWD	14,933	43	0
	08/2025	CAD	8,624		$6,284	0	(59)
	08/2025	CNH	9,719		1,348	0	(15)
	08/2025	SGD	755		585	0	(10)
	08/2025	TWD	31,551		974	0	(123)
	08/2025		$812	CNH	5,867	11	0
	08/2025		18	JPY	2,590	0	0
MYI	07/2025	JPY	775,357		$5,320	0	(65)
	07/2025	PEN	4,580		1,221	0	(71)
	07/2025		$1,272	JPY	183,764	4	0
	07/2025		9	PLN	33	0	0
	08/2025		1,076	CNH	7,701	4	0
	08/2025		5,320	JPY	772,507	65	0
NGF	07/2025		581	IDR	9,469,778	3	0
SCX	07/2025	JPY	4,446,238		$30,668	0	(208)
	07/2025		$226	IDR	3,679,657	1	0
	07/2025		117	SGD	151	2	0
	07/2025		4,643	TWD	137,410	88	0
	08/2025	INR	1,351		$16	0	0
	08/2025	SGD	150		117	0	(2)
	08/2025	TWD	11,131		341	0	(46)
	08/2025		$3,664	CNH	26,367	34	0
	08/2025		60	JPY	8,606	0	0

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

SOG	07/2025	JPY	1,279,707		$8,865		0	(21)
	08/2025		$8,865	JPY	1,275,011		21	0
SSB	07/2025	GBP	27,686		$37,487		0	(516)
UAG	07/2025	THB	908		27		0	(1)
	07/2025		$828	JPY	119,903		4	0
	08/2025		643	CNH	4,666		12	0
	09/2025		239	MXN	4,641		6	0

Total Forward Foreign Currency Contracts							$3,643	$(9,175)

PURCHASED OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Buy	98.000%	09/17/2025	139,300	$1,595	$186

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500%	04/29/2026	129,200	$608	$387
FAR	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.000	04/29/2026	150,500	414	230

							$1,022	$617

Total Purchased Options							$2,617	$803

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850%	07/16/2025	5,300	$(7)	$0
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	10,500	(12)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000	07/16/2025	5,000	(5)	0
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	5,500	(7)	(1)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	4,900	(6)	0

							$(37)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	2,300	$(7)	$(21)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	2,300	(7)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	2,500	(8)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	2,500	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	2,300	(7)	(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	2,300	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	2,300	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	2,300	(7)	(4)
BPS	Call - OTC 2-Year Interest Rate Swap	3-Month USD-SOFR	Receive	1.500	04/29/2026	129,200	(194)	(100)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	2,400	(9)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	2,400	(8)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	2,200	(7)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	2,200	(7)	(4)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	1,100	(3)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	1,100	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	1,400	(4)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	1,400	(4)	(2)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	2,900	(11)	(20)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	2,900	(11)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	2,800	(9)	(29)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	2,800	(9)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	1,200	(4)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	2,500	(8)	(22)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	1,200	(4)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	2,500	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	3,000	(9)	(13)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	3,000	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	2,400	(7)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	2,400	(7)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	1,200	(4)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	1,200	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	2,200	(7)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	2,200	(7)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	2,100	(7)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	2,100	(7)	(5)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	2,400	(8)	(23)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	2,400	(8)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	2,600	(9)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	2,600	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	2,300	(9)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	2,300	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	2,300	(9)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	2,300	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	3,300	(10)	(16)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	3,300	(10)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	2,200	(6)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	2,200	(6)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	3,000	(10)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	3,000	(10)	(7)

							$(551)	$(440)

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055		$92.469	07/07/2025		1,400	$(8)	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055		96.469	07/07/2025		1,400	(6)	(1)

							$(14)	$(1)

Total Written Options							$(602)	$(443)

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	NextEra Energy Capital Holdings, Inc.	1.000%	Quarterly	12/20/2025	0.162%	$1,000	$22	$(18)	$4	$0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	900	(10)	17	7	0
Saudi Arabia Government International Bond	1.000	Quarterly	12/20/2026	0.358	900	21	(12)	9	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	1,100	(9)	4	0	(5)
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	1,600	(12)	22	10	0
MYC	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	300	(4)	5	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	4,000	11	19	30	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	2,900	(10)	36	26	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	1,300	(25)	37	12	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	5,400	(57)	97	40	0

$(73)	$207	$139	$(5)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	CDX.iTraxx Japan 43 5-Year Index	1.000%	Quarterly	06/20/2030	JPY	12,300	$2	$0	$2	$0
JPM	CDX.iTraxx Japan 43 5-Year Index	1.000	Quarterly	06/20/2030	42,100	6	(1)	5	0

$8	$(1)	$7	$0

Total Swap Agreements	$(65)	$206	$146	$(5)

(q)

Securities with an aggregate market value of $4,706 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,116	$20,047	$27,163
Corporate Bonds & Notes
Banking & Finance	0	761,819	2,215	764,034
Industrials	0	895,332	8,627	903,959
Utilities	0	482,778	0	482,778
Municipal Bonds & Notes
California	0	7,154	0	7,154
Georgia	0	10,064	0	10,064
Illinois	0	2,139	0	2,139
Indiana	0	879	0	879
Ohio	0	11,851	0	11,851
Pennsylvania	0	12,300	0	12,300
Texas	0	9,916	0	9,916
Washington	0	1,027	0	1,027

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. Government Agencies	0	214,199	0	214,199
U.S. Treasury Obligations	0	683,313	0	683,313
Non-Agency Mortgage-Backed Securities	0	15,367	0	15,367
Asset-Backed Securities
CMBS Other	0	4,840	0	4,840
Home Equity Other	0	715	0	715
Home Equity Sequential	0	24	0	24
Other ABS	0	19,881	0	19,881
Sovereign Issues	0	142,450	0	142,450
Common Stocks
Financials	0	0	11	11
Industrials	0	0	1,408	1,408
Preferred Securities
Banking & Finance	5,392	98,256	0	103,648
Industrials	0	1,710	0	1,710
Utilities	0	4,640	0	4,640
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
U.S. Treasury Bills	0	975	0	975

$5,392	$3,388,745	$32,308	$3,426,445
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$191	$0	$0	$191

Total Investments	$5,583	$3,388,745	$32,308	$3,426,636

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	150	7,352	0	7,502
Over the counter	0	4,592	0	4,592

$150	$11,944	$0	$12,094
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(73)	(1,746)	0	(1,819)
Over the counter	0	(9,623)	0	(9,623)

$(73)	$(11,369)	$0	$(11,442)

Total Financial Derivative Instruments	$77	$575	$0	$652

Totals	$5,660	$3,389,320	$32,308	$3,427,288

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$18,661	$0	$0	$5	$0	$1,381	$0	$0	$20,047	$1,381
Corporate Bonds & Notes
Banking & Finance	1,998	2,114	(1,900)	(1)	0	4	0	0	2,215	30
Industrials	2,374	6,700	(81)	0	0	(6)	0	(360)	8,627	(6)
Common Stocks
Financials	20	0	0	0	0	(9)	0	0	11	(8)
Industrials	1,752	0	0	0	0	(344)	0	0	1,408	(344)

Totals	$24,805	$8,814	$(1,981)	$4	$0	$1,026	$0	$(360)	$32,308	$1,053

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$15,861	Discounted Cash Flow	Discount Rate	3.327 - 6.340	3.635
15	Other Valuation Techniques(2)	-	-	—
1,991	Recent Transaction	Purchase Price	100.000	—
2,180	Third Party Vendor	Broker Quote	39.500 - 101.000	90.162
Corporate Bonds & Notes
Banking & Finance	1,917	Discounted Cash Flow	Discount Rate	6.396 - 6.624	6.516
226	Recent Transaction Price	Purchase price	93.500	—
72	Third Party Vendor	Expected Recovery	6.000	—
Industrials	1,295	Discounted Cash Flow	Discount Rate	4.944	—
604	Indicative Market Quotation	Broker Quote	75.500	—
6,728	Proxy pricing	Base Price	100.000	—
Common Stocks

Schedule of Investments PIMCO Long-Term Credit Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Financials	11	Indicative Market Quotation	Broker Quote	$4.000	—
Industrials	1,408	Indicative Market Quotation	Broker Quote	$0.625 - 20.500	19.237

Total	$32,308

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Long-Term Real Return Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.7% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$12	$11
UBS Group AG 2.125% due 10/13/2026 •	EUR	200	236

Total Corporate Bonds & Notes (Cost $221)			247

U.S. GOVERNMENT AGENCIES 20.7%
Freddie Mac
0.461% due 05/15/2035 •		$23	22
2.920% due 01/25/2026		823	815
4.700% due 09/25/2031 •		6	6
4.768% due 01/15/2047 •		798	777
Ginnie Mae
3.500% due 12/20/2052 - 06/20/2055		19,385	17,684
5.202% due 01/20/2073 •		6,752	6,792
5.461% due 08/20/2068 •		1,235	1,241
5.462% due 11/20/2072 •		987	1,004
Ginnie Mae, TBA 3.500% due 07/01/2055		300	273
Uniform Mortgage-Backed Security
4.000% due 07/01/2049		296	280
6.000% due 03/01/2054		3,577	3,640
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055		5,753	5,350
4.500% due 08/01/2055		10,300	9,849
5.500% due 08/01/2055		7,375	7,368
6.000% due 08/01/2055		9,500	9,645
6.500% due 08/01/2055		9,300	9,589

Total U.S. Government Agencies (Cost $73,610)			74,335

U.S. TREASURY OBLIGATIONS 106.1%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025		1,483	1,478
0.125% due 01/15/2030 (h)		374	353
0.125% due 02/15/2051		28,103	15,324
0.125% due 02/15/2052		26,733	14,288
0.250% due 07/15/2029 (h)(j)		979	941
0.250% due 02/15/2050		27,623	16,061
0.625% due 07/15/2032		3,202	2,988
0.625% due 02/15/2043		30,345	22,573
0.750% due 02/15/2042 (f)		38,228	29,711
0.750% due 02/15/2045 (f)		47,457	34,679
0.875% due 02/15/2047		34,004	24,660
1.000% due 02/15/2046		25,518	19,353
1.000% due 02/15/2048		24,113	17,751
1.000% due 02/15/2049		22,422	16,284
1.375% due 07/15/2033 (j)		1,162	1,129
1.375% due 02/15/2044 (f)		42,927	36,075
1.500% due 02/15/2053		35,933	28,488
1.625% due 10/15/2029 (h)		6,932	7,019
1.750% due 01/15/2034		2,609	2,587
1.875% due 07/15/2034 (f)		3,885	3,890
2.125% due 02/15/2040		15,716	15,525
2.125% due 02/15/2041		23,620	23,137
2.125% due 02/15/2054 (f)		32,546	29,810
2.375% due 02/15/2055 (f)		16,772	16,230

Total U.S. Treasury Obligations (Cost $426,554)			380,334

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.3%
Adjustable Rate Mortgage Trust 4.047% due 01/25/2036 ~		7	6
Alliance Bancorp Trust 4.914% due 07/25/2037 •		104	93
Banc of America Funding Trust
2.371% due 03/20/2036 ~		29	27
4.521% due 01/20/2047 ~		1,320	1,139
5.014% due 07/25/2037 •		556	533

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Banc of America Mortgage Trust 5.545% due 11/25/2035 ~	5	4
BCAP LLC Trust 4.874% due 05/25/2047 •	123	112
Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~	10	8
4.521% due 02/25/2036 ~	4	4
Bear Stearns ALT-A Trust
4.328% due 09/25/2047 ~	1,620	787
4.905% due 09/25/2035 ~	125	72
BX Trust 5.061% due 04/15/2039 •	2,424	2,422
CIM Trust 5.420% due 02/25/2049 •	14	13
Citigroup Mortgage Loan Trust
4.742% due 03/25/2037 ~	102	87
6.490% due 05/25/2035 •	3	3
Citigroup Mortgage Loan Trust, Inc.
4.251% due 12/25/2035 ~	128	79
5.830% due 09/25/2035 •	1	1
Countrywide Alternative Loan Trust
4.819% due 02/25/2037 ~	46	41
5.399% due 12/25/2035 •	79	67
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 03/25/2037	790	351
7.210% due 02/20/2036 •	27	25
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~	483	281
DSLA Mortgage Loan Trust 4.952% due 08/19/2045 •	40	36
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037	24	9
GMACM Mortgage Loan Trust 3.846% due 11/19/2035 ~	25	22
IndyMac INDA Mortgage Loan Trust 4.170% due 12/25/2036 ~	417	323
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •	221	220
Merrill Lynch Mortgage Investors Trust 5.094% due 09/25/2029 •	6	6
MortgageIT Securities Corp. Mortgage Loan Trust 4.934% due 09/25/2037 •	281	213
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 ~	131	128
Residential Accredit Loans, Inc. Trust
4.794% due 06/25/2046 •	149	32
5.397% due 10/25/2037 ~	158	127
Residential Asset Securitization Trust
4.834% due 05/25/2035 •	154	93
5.750% due 02/25/2036	793	543
5.750% due 03/25/2037	106	31
6.500% due 06/25/2037	3,319	649
Structured Adjustable Rate Mortgage Loan Trust 4.972% due 07/25/2035 ~	36	32
Structured Asset Mortgage Investments Trust 4.854% due 04/25/2036 •	2	2
Thornburg Mortgage Securities Trust 5.174% due 09/25/2034 •	42	39
Towd Point Mortgage Trust 5.434% due 05/25/2058 •	38	39
Wachovia Mortgage Loan Trust LLC 7.444% due 10/20/2035 ~	16	15
WaMu Mortgage Pass-Through Certificates Trust
4.579% due 08/25/2036 ~	25	22
4.866% due 11/25/2036 ~	406	357
4.974% due 12/25/2045 •	32	29
6.526% due 09/25/2033 ~	16	16
Washington Mutual Mortgage Pass-Through Certificates Trust
6.000% due 06/25/2037	2,333	1,805
6.500% due 08/25/2035	9	8
Wells Fargo Mortgage-Backed Securities Trust
6.140% due 04/25/2036 ~	720	714
6.678% due 11/25/2037 ~	30	28

Total Non-Agency Mortgage-Backed Securities (Cost $14,715)		11,693

ASSET-BACKED SECURITIES 7.9%
CMBS OTHER 2.8%
Arbor Realty Commercial Real Estate Notes Ltd.
5.496% due 08/15/2034 •	692	692
5.776% due 11/15/2036 •	2,177	2,182
MF1 LLC 6.468% due 06/19/2037 •	2,737	2,739
MF1 Ltd. 5.509% due 10/16/2036 •	2,908	2,908

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Starwood Commercial Mortgage Trust 5.629% due 04/18/2038 •		1,565	1,560

			10,081

HOME EQUITY OTHER 3.3%
ACE Securities Corp. Home Equity Loan Trust 4.554% due 10/25/2036 •		21	8
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 3.031% due 06/25/2033 •		814	771
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •		2,003	2,024
Citigroup Mortgage Loan Trust 4.894% due 12/25/2036 •		66	44
Countrywide Asset-Backed Certificates 4.934% due 03/25/2037 •		72	71
Countrywide Asset-Backed Certificates Trust
4.574% due 07/25/2037 •		11	10
4.624% due 11/25/2037 •		725	690
4.684% due 02/25/2036 •		1,188	1,147
4.714% due 05/25/2035 •		10	9
5.174% due 08/25/2047 •		101	99
Credit-Based Asset Servicing & Securitization LLC 4.654% due 07/25/2037 •		404	266
Credit-Based Asset Servicing & Securitization Trust 4.554% due 11/25/2036 •		15	7
Ellington Loan Acquisition Trust 5.534% due 05/25/2037 •		473	463
Fremont Home Loan Trust 4.704% due 10/25/2036 •		36	33
GSAA Trust 6.720% due 03/25/2046 þ		175	93
GSAMP Trust 5.409% due 03/25/2035 •		185	177
Home Equity Asset Trust
5.109% due 02/25/2036 •		1,079	1,059
5.289% due 08/25/2034 •		7	7
Home Equity Mortgage Loan Asset-Backed Trust 4.654% due 04/25/2037 •		68	53
JP Morgan Mortgage Acquisition Corp. 4.944% due 02/25/2036 •		466	462
JP Morgan Mortgage Acquisition Trust 4.644% due 10/25/2036 •		8	8
Long Beach Mortgage Loan Trust 4.674% due 08/25/2036 •		83	33
MASTR Specialized Loan Trust 3.472% due 07/25/2035 •		824	937
Morgan Stanley ABS Capital, Inc. Trust 4.564% due 10/25/2036 •		73	65
Morgan Stanley Mortgage Loan Trust 5.960% due 11/25/2036 •		597	221
Option One Mortgage Loan Trust 5.214% due 02/25/2035 •		204	195
Renaissance Home Equity Loan Trust 5.534% due 09/25/2037 •		381	155
Saxon Asset Securities Trust 4.869% due 09/25/2036 •		2,256	2,146
Soundview Home Loan Trust
4.554% due 11/25/2036 •		255	69
4.614% due 07/25/2037 •		126	113
4.634% due 06/25/2037 •		296	201
4.994% due 05/25/2036 •		63	61

			11,697

WHOLE LOAN COLLATERAL 0.2%
Citigroup Mortgage Loan Trust, Inc. 4.929% due 10/25/2036 •		300	295
IndyMac INDB Mortgage Loan Trust 4.574% due 07/25/2036 •		89	28
Lehman XS Trust
4.702% due 06/25/2036 þ		36	35
6.734% due 12/25/2037 •		504	492

			850

OTHER ABS 1.6%
Avoca Static CLO DAC 3.249% due 01/15/2035 •	EUR	1,665	1,961
Barings CLO Ltd. 5.468% due 04/15/2031 •		$1,305	1,306
LCM Loan Income Fund Ltd. 5.561% due 04/20/2031 •		385	385
Man GLG Euro CLO DAC 2.665% due 12/15/2031 •	EUR	609	715

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

TIAA CLO Ltd. 5.409% due 01/20/2032 •		$1,199	1,200

			5,567

Total Asset-Backed Securities (Cost $28,285)			28,195

SOVEREIGN ISSUES 6.4%
Canada Government Bond 4.250% due 12/01/2026 (c)	CAD	930	719
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)	EUR	248	284
0.650% due 05/15/2026 (c)		4,879	5,717
1.300% due 05/15/2028 (c)		5,364	6,414
1.800% due 05/15/2036 (c)		103	122
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	194,327	1,397
0.100% due 03/10/2029 (c)		1,124,444	8,121
Mexican Udibonos 4.000% due 08/24/2034 (c)	MXN	825	41

Total Sovereign Issues (Cost $23,647)			22,815

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		160,000	162

Total Preferred Securities (Cost $160)			162

SHORT-TERM INSTRUMENTS 0.2%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (e)		578,646	579

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.323% due 07/10/2025 (a)(b)(j)		$263	263

Total Short-Term Instruments (Cost $842)			842

Total Investments in Securities (Cost $568,034)			518,623

		SHARES
INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III		986,482	9,605

Total Short-Term Instruments (Cost $9,604)			9,605

Total Investments in Affiliates (Cost $9,604)			9,605

Total Investments 147.4% (Cost $577,638)			$528,228
Financial Derivative Instruments (g)(i) (0.5)%(Cost or Premiums, net $(1,337))			(1,725)
Other Assets and Liabilities, net (46.9)%			(168,160)

Net Assets 100.0%			$358,343

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.200%	06/24/2025	07/02/2025	$(11,117)	$(11,125)
BSN	4.450	06/09/2025	07/14/2025	(21,811)	(21,871)
4.450	06/13/2025	07/14/2025	(69,326)	(69,480)
4.450	06/20/2025	07/14/2025	(29,155)	(29,195)

Total Reverse Repurchase Agreements	$(131,671)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.1)%
Ginnie Mae, TBA	3.500%	07/01/2055	$8,300	$(7,405)	$(7,547)

Total Short Sales (2.1)%	$(7,405)	$(7,547)

(f)	Securities with an aggregate market value of $133,994 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(143,110) at a weighted average interest rate of 4.434%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	285	$82,389	$189	$13	$(38)
Aluminum July Futures	07/2025	7	455	19	0	0
Aluminum September Futures	09/2025	3	195	6	0	(3)
Arabica Coffee December Futures	12/2025	1	110	(15)	0	(1)
Australia Government 10-Year Bond September Futures	09/2025	66	4,979	40	0	(23)
Brent Crude March Futures	01/2026	1	65	(1)	0	0
Copper September Futures	09/2025	1	127	4	0	(1)
Euro-Bobl September Futures	09/2025	48	6,654	(31)	5	(29)
Euro-BTP September Futures	09/2025	67	9,550	27	15	(18)
Euro-Buxl 30-Year Bond September Futures	09/2025	16	2,238	(42)	0	(7)
Gas Oil December Futures	12/2025	1	63	3	0	0
Gold 100 oz. December Futures	12/2025	1	336	(2)	2	0
Iron Ore September Futures	09/2025	6	56	0	0	0
Japan Government 10-Year Bond September Futures	09/2025	1	965	3	0	(1)
Lead July Futures	07/2025	3	152	5	0	0
Lead September Futures	09/2025	1	51	2	0	(3)
Live Cattle October Futures	10/2025	3	252	0	0	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

New York Harbor December Futures	11/2025	1	92	6	1	0
Nickel July Futures	07/2025	1	90	(4)	0	0
Platinum October Futures	10/2025	2	134	10	0	(1)
RBOB Gasoline December Futures	11/2025	1	76	3	0	0
Silver September Futures	09/2025	1	181	14	0	(1)
Soybean Meal December Futures	12/2025	11	318	(17)	1	0
Soybean November Futures	11/2025	3	154	(1)	0	0
Soybean Oil January Futures	01/2026	1	32	0	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	124	14,169	286	60	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	100	11,913	540	134	0
WTI Crude December Futures	11/2025	1	62	2	0	0
Zinc July Futures	07/2025	3	206	0	0	0
Zinc September Futures	09/2025	2	138	3	0	0

$1,049	$231	$(126)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	285	$(82,343)	$(151)	$21	$(4)
Aluminum July Futures	07/2025	7	(455)	(20)	0	0
Aluminum September Futures	09/2025	4	(260)	(11)	0	(3)
Corn December Futures	12/2025	7	(149)	6	1	0
Corn September Futures	09/2025	14	(286)	14	2	0
Cotton No. 2 December Futures	12/2025	4	(136)	1	2	0
Euro-Bund September Futures	09/2025	122	(18,704)	136	53	(4)
Euro-Oat September Futures	09/2025	99	(14,442)	109	31	(7)
Euro-Schatz September Futures	09/2025	21	(2,653)	5	2	(1)
Hard Red Winter Wheat December Futures	12/2025	2	(55)	4	1	0
Hard Red Winter Wheat September Futures	09/2025	2	(53)	3	1	0
Lead July Futures	07/2025	3	(152)	(4)	0	0
Lead September Futures	09/2025	3	(153)	(6)	0	(3)
Lean Hogs October Futures	10/2025	3	(111)	0	3	0
Natural Gas January Futures	12/2025	1	(49)	1	2	0
Natural Gas September Futures	08/2025	6	(209)	15	16	0
Nickel July Futures	07/2025	1	(90)	8	0	0
Nickel September Futures	09/2025	1	(91)	2	2	0
Soybean January Futures	01/2026	2	(104)	1	0	0
Soybean Meal January Futures	01/2026	2	(59)	2	0	0
Soybean Oil December Futures	12/2025	1	(32)	(3)	0	0
Sugar No. 11 March Futures	02/2026	2	(38)	0	1	0
Sugar No. 11 October Futures	09/2025	3	(54)	4	2	0
U.S. Treasury 2-Year Note September Futures	09/2025	259	(53,878)	(208)	0	(14)
U.S. Treasury 5-Year Note September Futures	09/2025	26	(2,834)	(31)	0	(4)
U.S. Treasury 10-Year Note September Futures	09/2025	118	(13,231)	(168)	0	(37)
U.S. Treasury Long-Term Bond September Futures	09/2025	156	(18,013)	(788)	0	(156)
United Kingdom Long Gilt September Futures	09/2025	20	(2,554)	1	1	0
Wheat December Futures	12/2025	1	(28)	2	0	0
Wheat September Futures	09/2025	4	(108)	2	1	0
Wheat September Futures	09/2025	4	(46)	6	0	0
White Sugar October Futures	09/2025	1	(23)	1	0	0
Zinc July Futures	07/2025	3	(206)	(3)	0	0
Zinc September Futures	09/2025	2	(138)	(2)	0	0

$(1,072)	$142	$(233)

Total Futures Contracts	$(23)	$373	$(359)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	19,500	$(354)	$112	$(242)	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	64,000	(1)	6	5	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	60,000	(1)	7	6	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	590,000	(7)	36	29	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	274,770	(15)	47	32	1	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		420,000	8	80	88	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$20,490	136	(120)	16	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		1,240	(16)	(42)	(58)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		9,100	(115)	(295)	(410)	8	0
Receive(2)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		11,692	(12)	(167)	(179)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		2,700	(25)	(95)	(120)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		2,000	139	(63)	76	0	(8)
Receive(2)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		5,270	(41)	(107)	(148)	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,000	63	269	332	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,130	70	314	384	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		9,500	182	1,606	1,788	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	111	172	0	(18)
Receive(2)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027	EUR	3,500	0	(10)	(10)	1	0
Receive(2)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		19,500	0	(57)	(57)	8	0
Pay(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		41,200	(1,699)	122	(1,577)	0	(83)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		2,100	130	1,107	1,237	6	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		2,200	1	1,292	1,293	6	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		3,860	241	2,026	2,267	11	0
Receive(2)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		8,190	646	357	1,003	31	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		2,100	8	(33)	(25)	1	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		540	(5)	(111)	(116)	0	0
Receive	CPTFEMU	2.600	Maturity	05/15/2032		340	0	1	1	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		2,600	(1)	(21)	(22)	3	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,800	(6)	(6)	(12)	2	0
Pay	CPTFEMU	2.487	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		300	0	10	10	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		900	(7)	41	34	1	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		80	0	0	0	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		900	0	94	94	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		800	5	118	123	0	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		600	3	104	107	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	45	45	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	4	63	67	0	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		$4,110	1	406	407	1	0
Pay	CPURNSA	1.997	Maturity	07/25/2029		2,300	2	(342)	(340)	0	(1)
Pay	CPURNSA	1.882	Maturity	11/20/2029		9,400	10	(1,532)	(1,522)	0	(3)
Receive	CPURNSA	2.311	Maturity	02/24/2031		3,700	4	448	452	2	0
Receive	CPURNSA	2.668	Maturity	05/14/2031		5,000	0	404	404	2	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,900	11	37	48	13	0
Pay	UKRPI	3.466	Maturity	09/15/2034		800	0	16	16	5	0

Total Swap Agreements	$(580)	$6,278	$5,698	$119	$(264)

(h)	Securities with an aggregate market value of $2,921 and cash of $1,745 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Unsettled variation margin asset of $7 for closed futures is outstanding at period end.
(2)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CNH	1,965	$273	$0	$(2)
07/2025	$1,869	AUD	2,877	25	0
07/2025	74	NZD	123	1	0
08/2025	AUD	2,877	$1,870	0	(25)
08/2025	CNH	5,108	713	0	(4)
08/2025	NZD	123	74	0	(1)
BOA	07/2025	AUD	110	72	0	(1)
07/2025	EUR	13,221	15,033	0	(541)
07/2025	KRW	299,260	219	0	(2)
07/2025	$203	IDR	3,314,013	1	0

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		95	SGD	122	1	0
	08/2025	CNH	1,452		$203	0	(1)
	08/2025	SGD	122		95	0	(1)
	08/2025	TWD	83		2	0	0
BPS	07/2025	BRL	1,225		224	0	(1)
	07/2025	THB	227		7	0	0
	07/2025	TWD	16,770		516	0	(61)
	07/2025		$220	BRL	1,225	5	0
	07/2025		180	EUR	159	7	0
	07/2025		410	IDR	6,692,813	2	0
	07/2025		30	THB	983	0	0
	07/2025		132	TWD	3,918	3	0
	08/2025	CNH	2,782		$390	0	(1)
	08/2025	TWD	13,957		428	0	(57)
	08/2025		$268	INR	23,252	3	0
	08/2025		514	TWD	15,287	17	0
BRC	07/2025	EUR	284		$325	0	(9)
	07/2025	GBP	1,017		1,384	0	(12)
	07/2025	ILS	2,127		611	0	(20)
	07/2025	KRW	35,009		26	0	0
	07/2025	PLN	99		26	0	(1)
	07/2025		$303	ILS	1,023	1	0
	07/2025		332	ZAR	5,998	6	0
	08/2025		1,384	GBP	1,017	12	0
CBK	07/2025	JPY	23,500		$165	2	0
	07/2025	KRW	2,258,000		1,648	0	(23)
	07/2025	THB	11,899		358	0	(8)
	07/2025	TWD	28,984		891	0	(107)
	07/2025		$204	EUR	174	1	0
	07/2025		171	IDR	2,786,262	1	0
	07/2025		263	TWD	7,803	5	0
	08/2025	CNH	625		$87	0	(1)
	08/2025	TWD	33,334		1,027	0	(132)
	08/2025		$2,003	INR	172,654	8	(1)
	09/2025	MXN	952		$50	0	(1)
DUB	07/2025	ILS	1,033		298	0	(9)
	07/2025	KRW	40,909		30	0	0
	07/2025	SGD	13		10	0	0
	07/2025		$15,206	EUR	13,107	234	0
	07/2025		28	IDR	452,698	0	0
	07/2025		63	TWD	1,884	2	0
	08/2025	EUR	13,078		$15,205	0	(234)
	08/2025		$928	INR	80,119	4	0
	08/2025		277	TWD	8,821	30	0
	09/2025	MXN	10		$1	0	0
FAR	07/2025	AUD	2,767		1,785	0	(36)
	07/2025	BRL	19,075		3,453	0	(57)
	07/2025	CHF	738		896	0	(34)
	07/2025	CNH	1,000		139	0	(1)
	07/2025	JPY	1,102,505		7,685	29	0
	07/2025	SGD	32		25	0	0
	07/2025		$3,365	BRL	19,075	146	0
	07/2025		921	CHF	737	8	0
	07/2025		4,411	JPY	642,022	48	0
	07/2025		822	PLN	3,032	19	0
	07/2025		76	SGD	97	0	0
	08/2025	CHF	734		$921	0	(8)
	08/2025	CNH	2,937		410	0	(1)
	08/2025	JPY	639,661		4,411	0	(48)
	08/2025	SGD	112		88	0	0
	08/2025		$444	INR	38,372	3	0
	09/2025		3,453	BRL	19,367	57	0
	09/2025		426	MXN	8,288	13	0
GLM	07/2025	TWD	2,831		$87	0	(10)
	07/2025		$40	IDR	659,638	0	0
	07/2025		30	SGD	38	0	0
	07/2025		13	TWD	413	2	0
	08/2025	SGD	38		$30	0	0
JPM	07/2025	BRL	2,214		406	0	(2)
	07/2025	CNH	1,894		262	0	(2)
	07/2025	KRW	208,341		152	0	(2)
	07/2025	NZD	123		73	0	(2)
	07/2025	PLN	1,067		284	0	(12)
	07/2025	SGD	840		654	0	(7)
	07/2025	TWD	16,975		522	0	(62)
	07/2025		$378	BRL	2,213	29	0
	07/2025		1,480	PLN	5,469	37	0
	07/2025		62	SGD	80	0	0
	07/2025		95	ZAR	1,701	1	0
	08/2025	CNH	4,769		$665	0	(4)
	08/2025	SGD	80		62	0	0
	08/2025	TWD	17,842		547	0	(73)
	08/2025		$204	EUR	174	1	0
	08/2025		299	INR	25,934	3	0
MBC	07/2025	CAD	4,944		$3,600	0	(31)
	07/2025	CNH	908		126	0	(1)

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	JPY	50,357	350	1	0
07/2025	PLN	763	204	0	(8)
07/2025	SGD	2,017	1,572	0	(14)
07/2025	THB	5,973	180	0	(3)
07/2025	TWD	8,189	251	0	(31)
07/2025	$3,598	CAD	4,946	34	0
07/2025	276	EUR	239	5	0
07/2025	407	GBP	300	5	0
07/2025	50	IDR	809,112	0	0
07/2025	1,643	SGD	2,125	28	0
07/2025	10	TWD	285	0	0
08/2025	CAD	4,938	$3,598	0	(34)
08/2025	CNH	2,358	328	0	(3)
08/2025	SGD	2,120	1,643	0	(28)
08/2025	TWD	29,112	923	0	(89)
08/2025	$631	TWD	17,532	0	(21)
MYI	07/2025	JPY	24,905	$172	0	(1)
07/2025	$1,481	JPY	215,898	18	0
07/2025	54	NOK	541	0	0
07/2025	4	PLN	16	0	0
08/2025	CNH	2,993	$418	0	(2)
08/2025	JPY	215,104	1,481	0	(18)
08/2025	NOK	540	54	0	0
NGF	07/2025	$484	IDR	7,895,117	3	0
SCX	07/2025	ILS	16	$4	0	0
07/2025	TWD	888	30	0	0
07/2025	$188	IDR	3,067,798	1	0
07/2025	17	JPY	2,405	0	0
07/2025	328	SGD	423	5	0
07/2025	136	TWD	4,042	3	0
08/2025	CNH	6,656	$931	0	(2)
08/2025	JPY	2,396	17	0	0
08/2025	SGD	422	328	0	(5)
08/2025	TWD	4,565	140	0	(19)
08/2025	$313	INR	26,882	0	0
SOG	07/2025	2,469	JPY	356,334	6	0
08/2025	JPY	355,026	$2,468	0	(6)
08/2025	$2	INR	155	0	0
SSB	07/2025	971	GBP	717	13	0
UAG	07/2025	ILS	156	$44	0	(3)
07/2025	JPY	16,250	112	0	(1)
07/2025	KRW	34,937	26	0	0
07/2025	NOK	597	59	0	0
07/2025	THB	948	28	0	(1)
07/2025	$26	KRW	34,954	0	0
08/2025	626	CNH	4,501	5	0

Total Forward Foreign Currency Contracts	$894	$(1,938)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	9,000	$(410)	$(247)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(14)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(9)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,600	(114)	(113)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,600	(114)	(89)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,100	(47)	(56)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,100	(47)	(29)

$(347)	$(310)

Total Written Options	$(757)	$(557)

(j)

Securities with an aggregate market value of $898 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Long-Term Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$247	$0	$247
U.S. Government Agencies	0	74,335	0	74,335
U.S. Treasury Obligations	0	380,334	0	380,334
Non-Agency Mortgage-Backed Securities	0	11,693	0	11,693
Asset-Backed Securities
CMBS Other	0	10,081	0	10,081
Home Equity Other	0	11,697	0	11,697
Whole Loan Collateral	0	850	0	850
Other ABS	0	5,567	0	5,567
Sovereign Issues	0	22,815	0	22,815
Preferred Securities
Banking & Finance	0	162	0	162
Short-Term Instruments
Mutual Funds	0	579	0	579
U.S. Treasury Bills	0	263	0	263

	$0	$518,623	$0	$518,623
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$9,605	$0	$0	$9,605

Total Investments	$9,605	$518,623	$0	$528,228

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,547)	$0	$(7,547)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	179	313	0	492
Over the counter	0	894	0	894

	$179	$1,207	$0	$1,386
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(148)	(475)	0	(623)
Over the counter	0	(2,495)	0	(2,495)

	$(148)	$(2,970)	$0	$(3,118)

Total Financial Derivative Instruments	$31	$(1,763)	$0	$(1,732)

Totals	$9,636	$509,313	$0	$518,949

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Long-Term U.S. Government Fund	June 30, 2025

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 192.3% ¤
CORPORATE BONDS & NOTES 0.4%
INDUSTRIALS 0.4%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$3,160	$2,844

Total Corporate Bonds & Notes (Cost $3,160)		2,844

U.S. GOVERNMENT AGENCIES 22.5%
Fannie Mae
3.500% due 06/25/2044	3,504	3,210
4.000% due 09/25/2044 - 10/25/2044	5,968	5,728
4.250% due 04/25/2037	117	114
4.807% due 07/25/2037 •	34	34
4.870% due 10/25/2030 •	1	1
5.320% due 04/25/2032 •	1	1
5.696% due 06/01/2043 •	39	40
5.697% due 03/01/2044 •	43	43
6.000% due 05/17/2027	3	3
6.395% due 04/01/2028 •	1	1
6.500% due 07/25/2031	103	106
6.750% due 06/25/2032	282	296
6.848% due 12/01/2027 •	5	5
6.952% due 11/01/2034 •	15	16
7.000% due 05/18/2027	1	1
7.430% due 07/01/2035 •	6	6
Federal Farm Credit Bank 5.125% due 07/09/2029	675	705
Freddie Mac
0.195% due 12/15/2042 •	1,671	1,419
2.862% due 07/25/2054 ~	2,200	2,064
3.500% due 05/15/2042 - 01/15/2048	16,176	14,536
4.000% due 07/15/2042	4,993	4,852
4.306% due 10/25/2052	6,343	5,266
4.500% due 02/15/2035 - 07/15/2035	402	400
4.608% due 10/15/2043 •	1,141	1,119
4.818% due 01/15/2033 •	10	10
4.918% due 04/15/2029 - 12/15/2032 •	8	8
4.968% due 06/15/2031 •	4	4
5.500% due 06/15/2035	7,377	7,643
5.599% due 10/25/2044 •	656	601
5.799% due 07/25/2044 •	158	152
6.000% due 05/15/2028	5	5
6.262% due 01/01/2028 •	2	2
6.271% due 01/01/2028 •	3	3
6.500% due 01/01/2035 - 10/25/2043	27	28
Ginnie Mae
4.000% due 08/20/2044 - 09/20/2044	6,164	5,844
4.625% (H15T1Y + 1.500%) due 08/20/2025 - 09/20/2026 ~•	2	2
4.750% due 10/20/2027 - 11/20/2027 •	6	6
4.875% (H15T1Y + 1.500%) due 05/20/2026 - 06/20/2026 ~•	1	0
4.875% due 04/20/2027 - 05/20/2030 •	23	23
5.000% due 10/20/2026 •	0	1
5.625% due 01/20/2027 - 01/20/2028 •	6	7
6.000% due 08/20/2033	444	445
6.500% due 08/20/2034 - 09/20/2034	4	3
Ginnie Mae, TBA
4.000% due 07/01/2055	8,000	7,440
4.500% due 07/01/2055	2,500	2,393
Resolution Funding Corp. STRIPS 0.000% due 10/15/2028 (a)	6,371	5,607
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (e)	7,400	6,140
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	104	89
6.500% due 01/01/2032 - 08/01/2037	20	20
7.000% due 02/01/2038	5	5
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	3,700	3,202
4.000% due 08/01/2055	4,100	3,812
4.500% due 08/01/2055	7,400	7,076
5.000% due 08/01/2055	10,900	10,677
5.500% due 08/01/2055	700	699
6.000% due 08/01/2055	59,100	60,004

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2025

6.500% due 08/01/2055	3,900	4,021

Total U.S. Government Agencies (Cost $168,045)		165,938

U.S. TREASURY OBLIGATIONS 165.0%
U.S. Treasury Bonds
1.125% due 05/15/2040	10,470	6,513
1.125% due 08/15/2040 (e)	99,760	61,403
1.375% due 11/15/2040 (g)	9,060	5,775
1.750% due 08/15/2041 (e)	60,400	40,119
1.875% due 02/15/2051	19,100	10,735
2.000% due 11/15/2041	45,200	31,100
2.000% due 02/15/2050	310	182
2.250% due 08/15/2049	52,090	32,693
2.250% due 02/15/2052	4,500	2,750
2.375% due 02/15/2042	28,000	20,379
2.375% due 05/15/2051	2,400	1,523
2.500% due 05/15/2046 (g)	2,028	1,401
2.750% due 08/15/2047	150	107
2.875% due 05/15/2052	20,400	14,363
3.000% due 11/15/2045 (g)	680	518
3.000% due 02/15/2048	150	111
3.000% due 08/15/2048	47,000	34,774
3.000% due 02/15/2049 (e)	64,144	47,281
3.000% due 08/15/2052 (e)	66,300	47,878
3.125% due 02/15/2043 (e)	59,600	47,948
3.250% due 05/15/2042	22,800	18,870
3.375% due 11/15/2048	10,300	8,151
3.625% due 08/15/2043	15,300	13,168
3.625% due 02/15/2053 (e)	51,800	42,302
3.625% due 05/15/2053	19,400	15,829
3.875% due 02/15/2043	33,100	29,640
3.875% due 05/15/2043 (e)	60,400	53,968
4.000% due 11/15/2042 (e)	72,000	65,708
4.000% due 11/15/2052 (e)	51,650	45,188
4.125% due 08/15/2053	13,000	11,616
4.250% due 02/15/2054	18,300	16,699
4.375% due 05/15/2041	29,580	28,675
4.375% due 08/15/2043 (e)	68,400	65,219
4.500% due 02/15/2044 (e)	48,100	46,492
4.500% due 11/15/2054	5,800	5,529
4.625% due 05/15/2044 (e)	2,800	2,747
4.625% due 11/15/2044 (e)	10,500	10,282
4.625% due 05/15/2054	4,600	4,469
4.625% due 02/15/2055 (e)	22,400	21,812
4.750% due 02/15/2041	10,750	10,893
4.750% due 02/15/2045 (e)	23,500	23,382
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025	2,472	2,464
0.125% due 01/15/2032 (g)	11,687	10,597
0.625% due 07/15/2032	15,677	14,629
1.125% due 01/15/2033	22,893	21,887
1.750% due 01/15/2034	18,053	17,904
U.S. Treasury Notes
1.500% due 11/30/2028	20,700	19,243
2.375% due 03/31/2029	24,500	23,350
2.625% due 05/31/2027 (g)	2,200	2,155
3.250% due 06/30/2029	20,800	20,424
3.625% due 03/31/2030	3,900	3,873
3.750% due 05/31/2030	3,900	3,892
3.750% due 06/30/2030	6,600	6,584
3.875% due 09/30/2029 (e)	53,200	53,458
4.000% due 02/28/2030 (g)	3,900	3,939
4.000% due 02/15/2034 (e)	52,000	51,474
4.125% due 11/15/2027	200	202
4.125% due 10/31/2029	500	507
4.125% due 08/31/2030 (g)	2,700	2,739
4.375% due 11/30/2030	5,300	5,438
4.625% due 09/30/2030 (g)	2,700	2,802
4.875% due 10/31/2030	2,700	2,835

Total U.S. Treasury Obligations (Cost $1,370,820)		1,218,588

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.8%
Ashford Hospitality Trust 5.384% due 04/15/2035 •	99	99
Atrium Hotel Portfolio Trust 5.539% due 12/15/2036 •	617	604
BANK 4.046% due 03/15/2061 ~	800	791
Bear Stearns Adjustable Rate Mortgage Trust 6.625% due 04/25/2033 ~	2	2
Bear Stearns ALT-A Trust 4.905% due 09/25/2035 ~	163	94
Benchmark Mortgage Trust
4.016% due 03/15/2052	3,700	3,605

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2025

5.926% due 03/15/2057	2,000	2,088
BMO Mortgage Trust 7.296% due 11/15/2056 ~	1,800	1,931
COMM Mortgage Trust 3.140% due 10/10/2036	2,800	2,604
Countrywide Alternative Loan Trust 4.854% due 05/25/2035 •	149	142
Countrywide Home Loan Mortgage Pass-Through Trust
5.014% due 04/25/2035 •	12	11
5.074% due 03/25/2035 •	225	210
Extended Stay America Trust 5.506% due 07/15/2038 •	1,458	1,459
HarborView Mortgage Loan Trust 4.872% due 05/19/2035 •	119	115
Hilton USA Trust 3.719% due 11/05/2038	2,130	2,095
Impac CMB Trust 4.934% due 10/25/2035 •	602	542
JP Morgan Mortgage Trust 6.373% due 07/25/2035 ~	22	22
New Residential Mortgage Loan Trust
2.750% due 07/25/2059	93	90
2.750% due 11/25/2059 ~	633	607
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.413% due 10/25/2035 ~	445	397
Residential Accredit Loans, Inc. Trust
4.734% due 08/25/2035 •	130	91
6.000% due 06/25/2036	269	213
Sequoia Mortgage Trust
5.132% due 10/19/2026 •	2	2
5.132% due 07/20/2033 •	44	44
Structured Adjustable Rate Mortgage Loan Trust 4.874% due 05/25/2037 •	360	329
Structured Asset Mortgage Investments Trust
4.874% due 05/25/2036 •	55	45
5.092% due 09/19/2032 •	1	1
5.272% due 10/19/2033 •	33	30
Towd Point Mortgage Trust 3.100% due 01/25/2060 ~	900	822
WaMu Mortgage Pass-Through Certificates Trust
4.954% due 11/25/2045 •	10	10
5.399% due 02/25/2046 •	283	259
5.447% due 08/25/2046 •	160	137
5.799% due 06/25/2042 •	3	3
Worldwide Plaza Trust 3.526% due 11/10/2036	1,600	1,137

Total Non-Agency Mortgage-Backed Securities (Cost $22,015)		20,631

ASSET-BACKED SECURITIES 1.5%
AUTOMOBILE SEQUENTIAL 0.5%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	1,700	1,780
Hertz Vehicle Financing LLC
2.330% due 06/26/2028	1,200	1,153
Santander Drive Auto Receivables Trust 5.410% due 07/15/2027	568	569

		3,502

HOME EQUITY OTHER 0.3%
Bear Stearns Asset-Backed Securities Trust 5.434% due 11/25/2042 •	83	83
Credit-Based Asset Servicing & Securitization Trust 4.554% due 11/25/2036 •	9	4
MASTR Asset-Backed Securities Trust 5.259% due 10/25/2034 •	635	614
Merrill Lynch Mortgage Investors Trust 5.364% due 07/25/2035 •	424	425
Soundview Home Loan Trust 4.554% due 11/25/2036 •	128	35
Towd Point Mortgage Trust 5.348% due 07/25/2065 þ	1,400	1,400
Washington Mutual Asset-Backed Certificates Trust 4.129% due 10/25/2036 •	70	24

		2,585

OTHER ABS 0.7%
ECMC Group Student Loan Trust 5.170% due 02/27/2068 •	419	415
Invitation Homes Trust 4.000% due 09/17/2041	3,195	3,116

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2025

Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •	33	33
Pagaya AI Debt Trust 6.258% due 10/15/2031	537	541
SLAM Ltd. 5.807% due 05/15/2050	1,000	1,019

		5,124

Total Asset-Backed Securities (Cost $11,288)		11,211

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (d)	652,505	653

Total Short-Term Instruments (Cost $653)		653

Total Investments in Securities (Cost $1,575,981)		1,419,865

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	79,292	772

Total Short-Term Instruments (Cost $772)		772

Total Investments in Affiliates (Cost $772)		772

Total Investments 192.4% (Cost $1,576,753)		$1,420,637
Financial Derivative Instruments (f)(h) (0.4)%(Cost or Premiums, net $(687))		(2,928)
Other Assets and Liabilities, net (92.0)%		(679,366)

Net Assets 100.0%		$738,343

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2025

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only (“IO”) or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.390%	07/01/2025	07/02/2025	$(22,176)	$(22,176)
4.460	06/30/2025	07/01/2025	(21,871)	(21,874)
BSN	4.450	06/09/2025	07/14/2025	(41,450)	(41,562)
CIB	4.440	06/06/2025	07/18/2025	(10,397)	(10,429)
DEU	4.470	06/26/2025	07/01/2025	(23,588)	(23,603)
4.480	07/01/2025	07/02/2025	(23,794)	(23,794)
NXN	4.440	06/10/2025	07/16/2025	(71,464)	(71,649)
STR	4.480	07/01/2025	07/02/2025	(63,451)	(63,451)
4.490	06/30/2025	07/01/2025	(61,342)	(61,350)

Total Reverse Repurchase Agreements	$(339,888)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	4.440%	06/13/2025	08/15/2025	$(399)	$(399)
4.450	06/17/2025	07/29/2025	(204,587)	(204,941)
4.450	06/20/2025	07/16/2025	(105,509)	(105,653)
4.460	05/28/2025	07/02/2025	(67,916)	(68,202)

Total Sale-Buyback Transactions	$(379,195)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2055	$100	$(82)	$(83)

Total Short Sales 0.0%	$(82)	$(83)

(e)	Securities with an aggregate market value of $614,362 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(608,680) at a weighted average interest rate of 4.418%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(914) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	11	$11	$(2)	$(2)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2025

Call - CBOE U.S. Treasury 10-Year Note August Futures					113.250	07/25/2025	11	11	(3)	(3)

								$(5)		$(5)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures					$110.250	07/25/2025	9	$9	$(2)	$(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures					112.750	07/25/2025	9	9	(3)	(4)

								$(5)		$(5)

Total Written Options								$(10)		$(10)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2025	147	$16,482	$189		$46	$0
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2025	11	$(2,288)	$(10)		$0	$(1)
U.S. Treasury 5-Year Note September Futures				09/2025	211	(22,999)	(252)		0	(28)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2025	1,406	(160,657)	(3,468)		0	(681)
U.S. Treasury Long-Term Bond September Futures				09/2025	900	(103,922)	(4,124)		0	(900)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2025	519	(61,826)	(2,000)		0	(697)

							$(9,854)		$0	$(2,307)

Total Futures Contracts							$(9,665)		$46	$(2,307)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	0.400%	Semi-Annual	03/30/2026	$17,040	$30	$639	$669	$2	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,900	0	(17)	(17)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,900	0	(38)	(38)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	28,800	0	(191)	(191)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	05/31/2028	54,100	0	(384)	(384)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	28,800	0	(215)	(215)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	28,800	0	(217)	(217)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	2,300	0	(25)	(25)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.395	Semi-Annual	10/25/2028	15,300	(190)	(485)	(675)	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	13,600	(267)	121	(146)	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,900	(4)	(28)	(32)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	22,340	131	(481)	(350)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031	9,590	76	1,504	1,580	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,600	0	5	5	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	6,800	(23)	895	872	0	(13)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	8,295	(8)	(119)	(127)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	2,500	(12)	14	2	0	(7)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2025

Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(4)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	1,200	(5)	(13)	(18)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	500	(2)	4	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	790	(4)	6	2	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,100	(4)	24	20	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	1,200	(4)	19	15	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	4	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,400	(7)	68	61	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	23	21	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	1,100	(5)	48	43	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,200	(5)	52	47	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	1,200	(5)	(15)	(20)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(9)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,100	(3)	(16)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	1,800	0	183	183	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,100	0	352	352	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	900	0	68	68	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	9,808	(29)	(229)	(258)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	5,700	(99)	2,341	2,242	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	4,300	(20)	518	498	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.992	Annual	11/15/2053	6,200	0	67	67	49	0

						$(470)	$4,464	$3,994	$64	$(497)

Total Swap Agreements						$(470)	$4,464	$3,994	$64	$(497)

(g)	Securities with an aggregate market value of $12,000 and cash of $6,618 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.770%	07/09/2025	4,500	$(14)	$(41)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.120	07/09/2025	4,500	(14)	0
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.700	07/21/2025	4,000	(13)	(31)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.050	07/21/2025	4,000	(13)	(2)
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.555	07/24/2025	400	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.905	07/24/2025	400	(1)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.790	07/09/2025	5,100	(17)	(53)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.140	07/09/2025	5,100	(17)	0
GLM	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.695	07/17/2025	4,000	(11)	(28)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.095	07/17/2025	4,000	(12)	(1)

Schedule of Investments PIMCO Long-Term U.S. Government Fund (Cont.)	June 30, 2025

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	3,400	(12)	(14)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	3,400	(12)	(5)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	1,750	(6)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	1,750	(6)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	600	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	600	(2)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	1,900	(7)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	1,900	(7)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	2,900	(11)	(15)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	2,900	(11)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	2,200	(8)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	2,200	(8)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	450	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	450	(1)	(1)

$(207)	$(224)

Total Written Options	$(207)	$(224)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$2,844	$0	$2,844
U.S. Government Agencies	0	165,938	0	165,938
U.S. Treasury Obligations	0	1,218,588	0	1,218,588
Non-Agency Mortgage-Backed Securities	0	20,631	0	20,631
Asset-Backed Securities
Automobile Sequential	0	3,502	0	3,502
Home Equity Other	1,400	1,185	0	2,585
Other ABS	0	5,124	0	5,124
Short-Term Instruments
Mutual Funds	0	653	0	653

$1,400	$1,418,465	$0	$1,419,865
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$772	$0	$0	$772

Total Investments	$2,172	$1,418,465	$0	$1,420,637

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(83)	$0	$(83)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$110	$0	$110

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(2,814)	$0	$(2,814)
Over the counter	0	(224)	0	(224)

$0	$(3,038)	$0	$(3,038)

Total Financial Derivative Instruments	$0	$(2,928)	$0	$(2,928)

Totals	$2,172	$1,415,454	$0	$1,417,626

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Low Duration Credit Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 91.9% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 60.6%
ABG Intermediate Holdings LLC 6.577% (TSFR1M + 2.250%) due 12/21/2028 ~	$252	$252
Acrisure LLC 7.327% (TSFR1M + 3.000%) due 11/06/2030 ~	464	464
Action Environmental Group, Inc. 8.046% (TSFR3M + 3.750%) due 10/24/2030 ~	549	550
Ahead DB Holdings LLC 7.296% (TSFR3M + 3.000%) due 02/03/2031 ~	294	295
AI Aqua Merger Sub, Inc. 7.324% (TSFR1M + 3.000%) due 07/31/2028 ~	588	588
Alliant Holdings Intermediate LLC 7.072% (TSFR1M + 2.750%) due 09/19/2031 ~	579	580
Alpha Generation LLC 6.327% (TSFR1M + 2.000%) due 09/30/2031 ~	124	124
Altice France SA 9.756% (TSFR3M + 5.500%) due 08/15/2028 ~	485	441
Amentum Government Services Holdings LLC 6.577% (TSFR1M + 2.250%) due 09/29/2031 ~	237	237
American Airlines, Inc.
6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~	195	194
7.563% (TSFR1M + 3.250%) due 05/28/2032 ~	325	328
AmWINS Group, Inc. 6.577% (TSFR1M + 2.250%) due 01/30/2032 ~	149	149
AP Core Holdings LLC 9.941% (TSFR1M + 5.500%) due 09/01/2027 ~	43	39
Applied Systems, Inc. 6.796% (TSFR3M + 2.500%) due 02/24/2031 ~	1,089	1,095
Arches Buyer, Inc. 7.677% (TSFR1M + 3.250%) due 12/06/2027 ~	293	290
Armor Holding LLC 7.967% - 8.070% (TSFR6M + 3.750%) due 12/11/2028 ~	556	560
Ascend Learning LLC 7.327% (TSFR1M + 3.000%) due 12/11/2028 ~	294	294
Aspire Bakeries Holdings LLC 8.572% (TSFR1M + 4.250%) due 12/23/2030 ~	597	600
Assetmark Financial Holdings, Inc. 7.046% (TSFR3M + 2.750%) due 09/05/2031 ~	398	399
AssuredPartners, Inc. 7.827% (TSFR1M + 3.500%) due 02/14/2031 ~	571	573
Asurion LLC 8.577% (TSFR1M + 4.250%) due 09/19/2030 ~	595	581
Athenahealth Group, Inc. 7.077% (TSFR1M + 2.750%) due 02/15/2029 ~	348	348
Auris Luxembourg SARL 7.881% (TSFR6M + 3.750%) due 02/28/2029 ~	322	323
Avalara, Inc. 7.546% (TSFR3M + 3.250%) due 03/26/2032 ~	300	302
Barnes Group, Inc. 7.327% (TSFR1M + 3.000%) due 01/27/2032 ~	449	450
Barracuda Networks, Inc. 8.780% (TSFR3M + 4.500%) due 08/15/2029 ~	98	81
Bausch & Lomb Corp.
8.327% (TSFR1M + 4.000%) due 09/29/2028 ~	687	688
8.571% (TSFR1M + 4.250%) due 06/26/2030 ~	325	326
BCPE Empire Holdings, Inc. 7.577% (TSFR1M + 3.250%) due 12/11/2030 ~	723	720
Beach Acquisition Bidco LLC TBD% due 06/25/2032 «	550	553
Belron Finance LLC 7.049% (TSFR3M + 2.750%) due 10/16/2031 ~	470	473
BIP PipeCo Holdings LLC 6.535% (TSFR3M + 2.250%) due 12/06/2030 ~	346	346
Blackhawk Network Holdings, Inc. 8.327% (TSFR1M + 4.000%) due 03/12/2029 ~	396	399
Boxer Parent Co., Inc. 7.333% (TSFR3M + 3.000%) due 07/30/2031 ~	498	495
Bracket Intermediate Holding Corp. 8.546% (TSFR3M + 4.250%) due 05/08/2028 ~	490	492
BroadStreet Partners, Inc. 7.327% (TSFR1M + 3.000%) due 06/13/2031 ~	148	149
Caesars Entertainment, Inc.
6.577% (TSFR1M + 2.250%) due 02/06/2030 ~	123	123
6.577% (TSFR1M + 2.250%) due 02/06/2031 ~	296	296

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

Camelot U.S. Acquisition LLC TBD% due 01/31/2031	175	175
Cast & Crew Payroll LLC 8.077% (TSFR1M + 3.750%) due 12/29/2028 ~	296	281
Cengage Learning, Inc. 7.822% - 7.830% (TSFR3M + 3.500%) due 03/24/2031 ~	421	422
Central Parent, Inc. 7.546% (TSFR3M + 3.250%) due 07/06/2029 ~	738	618
Century De Buyer LLC 7.780% (TSFR3M + 3.500%) due 10/30/2030 ~	124	125
Charter Communications Operating LLC 6.548% (TSFR3M + 2.250%) due 12/15/2031 ~	100	100
Charter NEX U.S., Inc. 7.061% (TSFR1M + 2.750%) due 11/29/2030 ~	490	493
Chobani LLC 6.827% (TSFR1M + 2.500%) due 10/25/2027 ~	591	594
Clarios Global LP 7.077% (TSFR1M + 2.750%) due 01/28/2032 ~	625	626
Cloud Software Group, Inc.
7.796% (TSFR3M + 3.500%) due 03/29/2029 ~	693	694
8.046% (TSFR3M + 3.750%) due 03/21/2031 ~	343	344
Clover Holdings 2 LLC
TBD% due 12/10/2029 µ	32	32
8.307% (TSFR3M + 4.000%) due 12/09/2031 ~	375	376
Clydesdale Acquisition Holdings, Inc.
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~µ	6	6
7.502% (TSFR1M + 3.175%) due 04/13/2029 ~	1,017	1,016
TBD% (TSFR1M + 3.250%) due 04/01/2032 ~	369	368
CNT Holdings Corp. 6.780% (TSFR3M + 2.500%) due 11/08/2032 ~	296	297
Colossus Acquireco LLC TBD% due 06/11/2032	375	373
Cotiviti Corp. 7.074% (TSFR1M + 2.750%) due 05/01/2031 ~	810	807
Covia Holdings Corp. 7.572% (TSFR1M + 3.250%) due 02/26/2032 ~	400	402
CPPIB Capital, Inc. 7.046% (TSFR3M + 2.750%) due 08/20/2031 ~	571	570
Creative Artists Agency LLC 7.077% (TSFR1M + 2.750%) due 10/01/2031 ~	98	99
Crown Subsea Communications Holding, Inc. 8.330% (TSFR3M + 4.000%) due 01/30/2031 ~	297	299
CSC Holdings LLC
8.812% (TSFR1M + 4.500%) due 01/18/2028 ~	99	98
9.000% (PRIME + 1.500%) due 04/15/2027 ~	149	145
Cube Industrials Buyer, Inc. TBD% - 7.772% (TSFR3M + 3.500%) due 10/17/2031 ~	600	604
Darktrace PLC 7.458% (TSFR3M + 3.250%) due 10/09/2031 ~	374	375
Delta TopCo, Inc. 7.074% (TSFR3M + 2.750%) due 11/30/2029 ~	396	394
DirecTV Financing LLC 9.791% (TSFR3M + 5.250%) due 08/02/2029 ~	391	389
Dotdash Meredith, Inc. 7.824% (TSFR3M + 3.500%) due 06/17/2032 ~	300	301
Dragon Buyer, Inc. 7.296% (TSFR3M + 3.000%) due 09/30/2031 ~	399	400
Dun & Bradstreet Corp. 6.572% (TSFR1M + 2.250%) due 01/18/2029 ~	675	676
Edelman Financial Center LLC 7.327% (TSFR1M + 3.000%) due 04/07/2028 ~	98	99
Ellucian Holdings, Inc. 9.077% (TSFR1M + 4.750%) due 11/22/2032 «~	750	767
EMRLD Borrower LP 6.827% (TSFR1M + 2.500%) due 08/04/2031 ~	223	223
Endo Luxembourg Finance Co. SARL 8.327% (TSFR1M + 4.000%) due 04/23/2031 ~	223	223
Endure Digital, Inc. 7.927% (TSFR1M + 3.500%) due 02/10/2028 «~	379	292
Envision Healthcare Corp.
11.110% (TSFR3M + 6.750%) due 07/20/2026 «	202	202
12.235% (TSFR3M + 7.875%) due 11/03/2028 «	824	849
EOC Borrower LLC 7.327% (TSFR1M + 3.000%) due 03/24/2032 ~	950	952
EP Purchaser LLC 9.057% (TSFR3M + 4.500%) due 11/06/2028 ~	323	319
EPIC Crude Services LP 7.256% (TSFR3M + 3.000%) due 10/15/2031 ~	374	376
Fertitta Entertainment LLC 7.827% (TSFR1M + 3.500%) due 01/27/2029 ~	293	293
Fiesta Purchaser, Inc. 7.577% (TSFR1M + 3.250%) due 02/12/2031 ~	446	447
FinCo LLC 6.577% (TSFR1M + 2.250%) due 06/27/2029 ~	295	296
First Advantage Holdings LLC 7.577% (TSFR1M + 3.250%) due 10/31/2031 ~	471	471

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

First Student Bidco, Inc. 6.796% (TSFR3M + 2.500%) due 07/21/2028 ~	1,098	1,100
Focus Financial Partners LLC 7.077% (TSFR1M + 2.750%) due 09/15/2031 ~	249	249
Fortis 333, Inc. 7.796% (TSFR3M + 3.500%) due 03/29/2032 ~	125	125
Fortress Intermediate, Inc. 7.827% (TSFR1M + 3.500%) due 06/27/2031 «~	571	573
Frontier Communications Corp. 6.792% (TSFR6M + 2.500%) due 07/01/2031 ~	323	324
Garda World Security Corp. 7.314% (TSFR1M + 3.000%) due 02/01/2029 ~	839	842
GBT U.S. LLC 6.783% (TSFR3M + 2.500%) due 07/28/2031 ~	821	823
GC Ferry Acquisition I, Inc.
TBD% due 06/04/2032	320	315
TBD% due 06/04/2032 «µ	55	54
GEN II Fund Services LLC 6.967% (TSFR6M + 2.750%) due 11/26/2031 ~	299	300
Genesys Cloud Services Holdings LLC 6.827% (TSFR1M + 2.500%) due 01/30/2032 ~	175	175
GFL Environmental, Inc. 6.824% (TSFR3M + 2.500%) due 03/03/2032 ~	775	776
Golden State Foods LLC 8.561% (TSFR1M + 4.250%) due 12/04/2031 ~	471	474
Graham Packaging Co., Inc. 6.827% (TSFR1M + 2.500%) due 08/04/2027 ~	25	25
Gray Television, Inc.
7.439% (TSFR1M + 3.000%) due 12/01/2028 ~	278	270
9.574% (TSFR1M + 5.250%) due 06/04/2029 ~	148	148
Great Outdoors Group LLC 7.577% (TSFR1M + 3.250%) due 01/23/2032 ~	94	94
Grinding Media, Inc. 7.830% (TSFR3M + 3.500%) due 10/12/2028 «~	293	291
Gryphon Debt Merger Sub, Inc. TBD% due 06/18/2032	450	450
Guggenheim Partners LLC 6.796% (TSFR3M + 2.500%) due 11/26/2031 ~	224	225
Gulfside Supply, Inc. 7.296% (TSFR3M + 3.000%) due 06/17/2031 ~	326	327
GVC Holdings Ltd. 7.016% (TSFR6M + 2.750%) due 10/31/2029 ~	245	246
Hanger, Inc.
TBD% due 10/23/2031 µ	40	40
TBD% (TSFR1M + 3.500%) due 10/23/2031 ~	309	310
HUB International Ltd. 6.769% - 6.796% (TSFR3M + 2.500%) due 06/20/2030 ~	595	597
Hudson River Trading LLC 7.314% (TSFR1M + 3.000%) due 03/18/2030 ~	447	449
Hunter Douglas, Inc. 7.546% (TSFR3M + 3.250%) due 01/20/2032 ~	492	491
IMC Financing LLC 7.815% (TSFR1M + 3.500%) due 06/02/2032 ~	300	302
INEOS U.S. Finance LLC 7.327% (TSFR1M + 3.000%) due 02/07/2031 ~	347	331
Instructure Holdings, Inc. 7.205% (TSFR6M + 3.000%) due 11/13/2031 ~	449	450
ION Trading Technologies SARL 7.796% (TSFR3M + 3.500%) due 04/01/2028 ~	175	175
IRB Holding Corp. 6.827% (TSFR1M + 2.500%) due 12/15/2027 ~	949	950
iSolved, Inc. 7.327% (TSFR1M + 3.000%) due 10/15/2030 ~	420	422
Janney Montgomery Scott LLC
TBD% - 3.250% due 11/28/2031 µ	86	86
TBD% - 3.250% (TSFR6M + 3.250%) due 11/28/2031 ~	513	516
Janus International Group LLC 6.780% (TSFR3M + 2.500%) due 08/03/2030 ~	222	221
Johnstone Supply LLC 6.818% (TSFR1M + 2.500%) due 06/09/2031 ~	298	299
Jump Financial LLC 8.546% (TSFR3M + 4.250%) due 02/26/2032 «~	299	301
Kaman Corp.
TBD% - 1.000% due 02/26/2032 µ	30	30
TBD% - 1.000% (TSFR3M + 2.750%) due 02/26/2032 ~	320	320
Kaseya, Inc. 7.577% (TSFR1M + 3.250%) due 03/20/2032 ~	574	576
KKR Apple Bidco LLC 6.827% (TSFR1M + 2.500%) due 09/23/2031 ~	299	298
Kohler Energy Co. LLC 8.046% (TSFR3M + 3.750%) due 05/01/2031 ~	504	505
KUEHG Corp. 7.546% (TSFR3M + 3.250%) due 06/12/2030 ~	62	62
LABL, Inc. 9.427% (TSFR1M + 5.000%) due 10/30/2028 ~	80	73

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

LC AHAB U.S. Bidco LLC 7.327% (TSFR1M + 3.000%) due 05/01/2031 ~	646	646
Lumen Technologies, Inc. 6.791% (TSFR1M + 2.350%) due 04/15/2030 ~	423	418
M6 ETX Holdings Midco LLC 7.327% (TSFR1M + 3.000%) due 04/01/2032 ~	450	452
Madison IAQ LLC 6.608% - 6.762% (TSFR6M + 2.500%) due 06/21/2028 ~	684	685
Madison Safety & Flow LLC 7.077% (TSFR1M + 2.750%) due 09/26/2031 ~	248	249
Mauser Packaging Solutions Holding Co. 7.324% (TSFR1M + 3.000%) due 04/15/2027 ~	735	736
Mavis Tire Express Services Corp. 7.333% (TSFR3M + 3.000%) due 05/04/2028 ~	593	593
McAfee LLC 7.316% (TSFR1M + 3.000%) due 03/01/2029 ~	1,116	1,087
Medline Borrower LP 6.577% (TSFR1M + 2.250%) due 10/23/2028 ~	490	492
MH Sub LLC 8.577% (TSFR1M + 4.250%) due 05/03/2028 ~	365	343
MI Windows & Doors LLC 7.327% (TSFR1M + 3.000%) due 03/28/2031 ~	297	298
Mitchell International, Inc. 7.577% (TSFR1M + 3.250%) due 06/17/2031 ~	248	248
Modena Buyer LLC 8.780% (TSFR3M + 4.500%) due 07/01/2031 ~	398	384
MPH Acquisition Holdings LLC 8.030% (TSFR3M + 3.750%) due 12/31/2030 ~	40	40
Murphy U.S.A., Inc. 6.074% (TSFR1M + 1.750%) due 04/07/2032 ~	475	480
Nexstar Media, Inc. TBD% due 06/28/2032	525	525
Nielsen Consumer, Inc. 7.827% (TSFR1M + 3.500%) due 03/06/2028 ~	323	324
Nouryon Finance BV 7.510% (TSFR3M + 3.250%) due 04/03/2028 ~	1,110	1,116
Nuvei Technologies Corp. 7.327% (TSFR1M + 3.000%) due 11/17/2031 ~	748	750
Olympus Water U.S. Holding Corp. 7.296% (TSFR3M + 3.000%) due 06/20/2031 ~	411	407
OMNIA Partners LLC 6.783% (TSFR3M + 2.500%) due 07/25/2030 ~	397	398
Ontario Gaming GTA LP 8.546% (TSFR3M + 4.250%) due 08/01/2030 ~	271	269
Opal Bidco SAS 7.435% - 9.750% (TSFR3M + 2.250%) due 04/28/2032 ~	375	377
Oregon Tool, Inc. 8.586% (TSFR3M + 4.000%) due 10/15/2029 ~	168	137
Padagis LLC 9.271% (TSFR3M + 4.750%) due 07/06/2028 ~	297	279
Parexel International Corp. 6.827% (TSFR1M + 2.500%) due 11/15/2028 ~	814	815
Particle Investments SARL 8.077% (TSFR1M + 3.750%) due 03/28/2031 ~	296	298
Peer Holding BV 6.796% (TSFR3M + 2.500%) due 07/01/2031 ~	224	226
Pegasus Bidco BV 7.576% (TSFR3M + 3.250%) due 07/12/2029 «~	320	323
Peraton Corp. 8.177% (TSFR1M + 3.750%) due 02/01/2028 ~	144	128
PG Investment Co. 59 SARL 7.046% (TSFR3M + 2.750%) due 03/26/2031 ~	372	374
Phoenix Guarantor, Inc. 6.827% (TSFR1M + 2.500%) due 02/21/2031 ~	835	839
Planet U.S. Buyer LLC TBD% - 7.330% (TSFR3M + 3.000%) due 02/07/2031 ~	297	299
Polaris Newco LLC 8.291% (TSFR3M + 3.750%) due 06/02/2028 ~	655	639
Primo Brands Corp. 6.546% (TSFR3M + 2.250%) due 03/31/2028 ~	590	593
Project Alpha Intermediate Holding, Inc. 7.546% (TSFR3M + 3.250%) due 10/26/2030 ~	546	549
Proofpoint, Inc. 7.327% (TSFR1M + 3.000%) due 08/31/2028 ~	613	614
PUG LLC 9.077% (TSFR1M + 4.750%) due 03/15/2030 ~	85	83
Quartz Acquireco LLC 6.546% (TSFR3M + 2.250%) due 06/28/2030 ~	295	296
Quikrete Holdings, Inc. 6.577% (TSFR1M + 2.250%) due 02/10/2032 ~	599	598
Radiate Holdco LLC 7.691% (TSFR1M + 3.250%) due 09/25/2026 ~	249	217
Raven Acquisition Holdings LLC
TBD% - 3.250% due 11/19/2031 µ	13	13
TBD% - 3.250% (TSFR1M + 3.250%) due 11/19/2031 ~	186	186

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

RealPage, Inc. 7.557% (TSFR3M + 3.000%) due 04/24/2028 ~	915	910
Renaissance Holdings Corp. 8.280% (TSFR3M + 4.000%) due 04/05/2030 ~	394	359
Reworld Holding Corp.
6.568% (TSFR1M + 2.250%) due 11/30/2028 ~	469	470
6.571% (TSFR1M + 2.250%) due 11/30/2028 ~	26	26
Rockpoint Gas Storage Partners LP 7.296% (TSFR3M + 3.000%) due 09/18/2031	373	375
Scientific Games Holdings LP 7.285% (TSFR3M + 3.000%) due 04/04/2029 ~	778	779
SCIH Salt Holdings, Inc. 7.280% - 7.324% (TSFR3M + 3.000%) due 01/31/2029 ~	147	148
Sedgwick Claims Management Services, Inc. 7.327% (TSFR1M + 3.000%) due 07/31/2031 ~	295	296
Select Medical Corp. 6.327% (TSFR1M + 2.000%) due 12/03/2031 ~	53	53
SolarWinds Holdings, Inc. 8.261% (TSFR3M + 4.000%) due 04/16/2032 ~	300	294
Sotera Health Holdings LLC 7.546% (TSFR3M + 3.250%) due 05/30/2031 ~	124	125
Specialty Building Products Holdings LLC 8.177% (TSFR1M + 3.750%) due 10/15/2028 ~	122	117
Speedster Bidco GmbH 7.546% (TSFR3M + 3.250%) due 12/10/2031 ~	499	502
Spirit AeroSystems, Inc. 8.780% (TSFR3M + 4.500%) due 01/15/2027 ~	389	390
Spring Education Group, Inc. 8.296% (TSFR3M + 4.000%) due 10/04/2030 ~	197	198
Star Parent, Inc. 8.296% (TSFR3M + 4.000%) due 09/27/2030 ~	593	587
Stonepeak Nile Parent LLC 9.250% (PRIME + 1.750%) due 04/09/2032 ~	700	703
Student Transportation of America Holdings, Inc.
TBD% due 06/24/2032 µ	18	18
TBD% due 06/24/2032	257	258
Sycamore Buyer LLC 6.572% (TSFR1M + 2.250%) due 05/21/2032 ~	550	551
Syniverse Holdings, Inc. 11.296% (TSFR3M + 7.000%) due 05/13/2027 ~	541	515
Tacala LLC 7.827% (TSFR1M + 3.500%) due 01/31/2031 ~	520	523
Tecta America Corp. 7.327% (TSFR1M + 3.000%) due 02/18/2032 ~	225	226
TGP Holdings LLC 7.677% (TSFR1M + 3.250%) due 06/29/2028 ~	276	248
Tidal Waste & Recycling Holdings LLC 7.296% (TSFR3M + 3.000%) due 10/24/2031 ~	449	452
TK Elevator Midco GmbH 7.237% due 04/30/2030 ~	442	444
TransDigm, Inc. 6.796% (TSFR3M + 2.500%) due 02/28/2031 ~	638	640
Travel & Leisure Co. 6.827% (TSFR1M + 2.500%) due 12/14/2029 ~	198	198
Trident TPI Holdings, Inc. 8.046% (TSFR3M + 3.750%) due 09/15/2028 ~	395	388
Trucordia Insurance Holdings LLC 7.564% (TSFR1M + 3.250%) due 06/14/2032 ~	375	376
Truist Insurance Holdings LLC 7.046% (TSFR3M + 2.750%) due 05/06/2031 ~	460	460
Twitter, Inc. 10.927% (TSFR1M + 6.500%) due 10/26/2029 ~	1,169	1,144
U.S. Renal Care, Inc. 9.441% (TSFR1M + 5.000%) due 06/20/2028 ~	546	518
UFC Holdings LLC 6.571% (TSFR3M + 2.250%) due 11/21/2031 ~	522	525
UGI Energy Services LLC 6.827% (TSFR1M + 2.500%) due 02/22/2030 ~	184	185
UKG, Inc. 7.311% (TSFR1M + 3.000%) due 02/10/2031 ~	1,020	1,025
United Talent Agency LLC 7.811% (TSFR1M + 3.500%) due 06/10/2032 «~	1,023	1,027
Univision Communications, Inc. 8.546% (TSFR3M + 4.250%) due 06/24/2029 ~	94	94
USI, Inc.
6.546% (TSFR3M + 2.250%) due 11/21/2029 ~	303	303
6.546% (TSFR3M + 2.250%) due 09/29/2030 ~	295	294
Van Pool Transportation LLC
TBD% due 06/17/2030	396	396
TBD% due 06/17/2030 µ	54	54
Varsity Brands, Inc. 7.830% (TSFR3M + 3.500%) due 08/26/2031 ~	399	399
Veritiv Corp. 8.296% (TSFR3M + 4.000%) due 11/30/2030 ~	399	401
Viavi Solutions, Inc. TBD% due 07/30/2032	225	225

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

Virgin Media Bristol LLC 7.676% (TSFR1M + 3.250%) due 01/31/2029 ~	425	422
Vista Management Holding, Inc. 8.048% (TSFR3M + 3.750%) due 04/01/2031 ~	250	251
Voyager Parent LLC TBD% due 05/09/2032	100	99
VS Buyer LLC 7.019% (TSFR3M + 2.750%) due 04/12/2031 ~	819	824
Wand NewCo 3, Inc. 6.827% (TSFR1M + 2.500%) due 01/30/2031 ~	481	480
Wasserman Media Group LLC TBD% due 06/23/2032	375	376
WaterBridge Midstream Operating LLC
8.300% (TSFR3M + 4.000%) due 05/10/2029 ~	496	497
9.314% (TSFR3M + 4.750%) due 06/27/2029 ~	274	273
WCG Intermediate Corp. 7.322% - 7.327% (TSFR1M + 3.000%) due 02/25/2032 ~	199	198
Whatabrands LLC 6.827% (TSFR1M + 2.500%) due 08/03/2028 ~	295	295
White Cap Buyer LLC 7.577% (TSFR1M + 3.250%) due 10/19/2029 ~	174	173
Xplor T1 LLC 7.796% (TSFR3M + 3.500%) due 06/24/2031 «~	422	423
Zayo Group Holdings, Inc. 7.441% (TSFR1M + 3.000%) due 03/09/2027 ~	200	191
Zelis Payments Buyer, Inc. 7.577% (TSFR1M + 3.250%) due 11/26/2031 ~	524	522
Zuora, Inc. 7.827% (TSFR1M + 3.500%) due 02/14/2032 ~	650	648

Total Loan Participations and Assignments (Cost $92,070)		92,229

CORPORATE BONDS & NOTES 29.6%
BANKING & FINANCE 5.8%
Acrisure LLC 6.750% due 07/01/2032	125	127
Alliant Holdings Intermediate LLC 6.750% due 10/15/2027	300	300
Allied Universal Holdco LLC
4.625% due 06/01/2028	325	316
6.875% due 06/15/2030	175	178
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031	200	208
Burford Capital Global Finance LLC 9.250% due 07/01/2031	500	527
Clue Opco LLC 9.500% due 10/15/2031	175	186
CoreLogic, Inc. 4.500% due 05/01/2028	300	286
Encore Capital Group, Inc. 8.500% due 05/15/2030	675	725
Freedom Mortgage Corp. 12.000% due 10/01/2028	275	296
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032	100	101
GGAM Finance Ltd. 8.000% due 02/15/2027	75	77
Hudson Pacific Properties LP 5.950% due 02/15/2028	200	195
Icahn Enterprises LP
6.250% due 05/15/2026	180	179
9.000% due 06/15/2030	125	117
9.750% due 01/15/2029	200	195
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/2032	50	48
Iron Mountain, Inc.
4.500% due 02/15/2031	100	95
5.250% due 07/15/2030	125	123
Jane Street Group 6.750% due 05/01/2033	525	540
Jefferies Finance LLC 5.000% due 08/15/2028	200	194
Jefferson Capital Holdings LLC 9.500% due 02/15/2029	350	370
Ladder Capital Finance Holdings LLLP 7.000% due 07/15/2031	225	235
Nationstar Mortgage Holdings, Inc. 7.125% due 02/01/2032	350	364
Navient Corp. 4.875% due 03/15/2028	175	173
Newmark Group, Inc. 7.500% due 01/12/2029	600	635
OneMain Finance Corp.
6.625% due 05/15/2029	300	309
7.125% due 03/15/2026	52	53

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

Oxford Finance LLC 6.375% due 02/01/2027	200	201
Pebblebrook Hotel LP 6.375% due 10/15/2029	50	50
PennyMac Financial Services, Inc. 7.125% due 11/15/2030	250	259
PRA Group, Inc. 8.875% due 01/31/2030	200	206
Rfna LP 7.875% due 02/15/2030	25	26
RLJ Lodging Trust LP 4.000% due 09/15/2029	275	257
Starwood Property Trust, Inc. 6.500% due 07/01/2030	250	258
Stonex Escrow Issuer LLC 6.875% due 07/15/2032 (a)	75	76
USI, Inc. 7.500% due 01/15/2032	200	211
XHR LP 6.625% due 05/15/2030	100	102

		8,798

INDUSTRIALS 22.7%
Ahead DB Holdings LLC 6.625% due 05/01/2028	300	301
Albertsons Cos., Inc. 4.875% due 02/15/2030	50	49
Albion Financing SARL 7.000% due 05/21/2030	400	409
Altice France SA 8.125% due 02/01/2027	725	653
ams-OSRAM AG 12.250% due 03/30/2029	225	240
Aris Water Holdings LLC 7.250% due 04/01/2030	150	155
Ascent Resources Utica Holdings LLC
6.625% due 10/15/2032	125	127
9.000% due 11/01/2027	100	123
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029	475	450
Axon Enterprise, Inc.
6.125% due 03/15/2030	150	155
6.250% due 03/15/2033	50	52
B&G Foods, Inc. 8.000% due 09/15/2028	100	96
Bausch Health Cos., Inc. 4.875% due 06/01/2028	100	84
BC ULC 3.500% due 02/15/2029	100	95
Beach Acquisition Bidco LLC (10.000% Cash or 10.750% PIK) 10.000% due 07/15/2033 (a)(b)	100	104
Block, Inc. 6.500% due 05/15/2032	390	403
Builders FirstSource, Inc. 5.000% due 03/01/2030	150	147
Carnival Corp.
5.750% due 03/15/2030	300	305
6.125% due 02/15/2033	375	384
CCO Holdings LLC
4.750% due 03/01/2030	500	485
5.375% due 06/01/2029	575	573
Cerdia Finanz GmbH 9.375% due 10/03/2031	175	182
Charles River Laboratories International, Inc. 3.750% due 03/15/2029	100	94
Chord Energy Corp. 6.750% due 03/15/2033	350	358
Churchill Downs, Inc. 4.750% due 01/15/2028	200	198
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	300	288
4.875% due 07/01/2029	150	141
Clear Channel Outdoor Holdings, Inc. 7.750% due 04/15/2028	225	213
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032	100	103
Cogent Communications Group LLC 6.500% due 07/01/2032	350	345
CommScope LLC
4.750% due 09/01/2029	76	74
7.125% due 07/01/2028	50	49
8.250% due 03/01/2027	75	75
CommScope Technologies LLC 5.000% due 03/15/2027	450	439

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

Community Health Systems, Inc.
6.000% due 01/15/2029	25	24
6.875% due 04/15/2029	275	219
CQP Holdco LP 5.500% due 06/15/2031	300	297
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	100	95
CSC Holdings LLC
5.375% due 02/01/2028	50	46
5.500% due 04/15/2027	225	215
6.500% due 02/01/2029	225	183
7.500% due 04/01/2028	100	74
11.250% due 05/15/2028	100	100
11.750% due 01/31/2029	225	214
DaVita, Inc.
6.750% due 07/15/2033	125	129
6.875% due 09/01/2032	125	130
Dcli Bidco LLC 7.750% due 11/15/2029	150	152
Discovery Communications LLC 3.625% due 05/15/2030	50	44
DT Midstream, Inc. 4.125% due 06/15/2029	150	145
Dye & Durham Ltd. 8.625% due 04/15/2029	100	105
EQT Corp. 7.500% due 06/01/2030	100	110
Excelerate Energy LP 8.000% due 05/15/2030	75	79
Frontier Communications Holdings LLC 6.750% due 05/01/2029	100	101
Gap, Inc. 3.625% due 10/01/2029	125	116
GFL Environmental, Inc. 4.375% due 08/15/2029	200	194
Global Medical Response, Inc. 9.500% due 10/31/2028	355	357
Global Partners LP 7.125% due 07/01/2033	75	76
Goat Holdco LLC 6.750% due 02/01/2032	200	203
goeasy Ltd.
6.875% due 05/15/2030	150	151
7.625% due 07/01/2029	175	181
9.250% due 12/01/2028	500	529
Gray Media, Inc. 4.750% due 10/15/2030	575	436
Griffon Corp. 5.750% due 03/01/2028	250	250
Gulfport Energy Operating Corp. 6.750% due 09/01/2029	150	154
GYP Holdings Corp. 4.625% due 05/01/2029	300	301
Herc Holdings, Inc. 7.000% due 06/15/2030	350	366
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029	100	96
Hologic, Inc. 3.250% due 02/15/2029	250	238
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	300	315
Imola Merger Corp. 4.750% due 05/15/2029	275	266
IQVIA, Inc. 6.250% due 06/01/2032	250	257
JELD-WEN, Inc. 4.875% due 12/15/2027	175	163
KBR, Inc. 4.750% due 09/30/2028	400	385
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	350	344
LBM Acquisition LLC 6.250% due 01/15/2029	200	174
Level 3 Financing, Inc. 11.000% due 11/15/2029	56	64
LifePoint Health, Inc. 8.375% due 02/15/2032	200	213
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	100	97
Magnolia Oil & Gas Operating LLC 6.875% due 12/01/2032	150	151
Matador Resources Co.
6.250% due 04/15/2033	200	199
6.500% due 04/15/2032	100	100
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	200	204

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

MEG Energy Corp. 5.875% due 02/01/2029	250	250
Merlin Entertainments Group U.S. Holdings, Inc. 7.375% due 02/15/2031	600	537
MGM Resorts International 5.500% due 04/15/2027	125	126
Mineral Resources Ltd. 9.250% due 10/01/2028	400	410
Molina Healthcare, Inc. 4.375% due 06/15/2028	200	196
MPH Acquisition Holdings LLC 5.750% due 12/31/2030	121	100
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (b)	63	63
NCL Corp. Ltd. 8.125% due 01/15/2029	175	185
NCR Atleos Corp. 9.500% due 04/01/2029	150	164
NCR Voyix Corp. 5.125% due 04/15/2029	25	25
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	250	244
Newell Brands, Inc. 8.500% due 06/01/2028	50	53
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	200	151
Nexstar Media, Inc. 4.750% due 11/01/2028	150	146
Northriver Midstream Finance LP 6.750% due 07/15/2032	250	259
NOVA Chemicals Corp. 4.250% due 05/15/2029	75	72
Novelis Corp.
4.750% due 01/30/2030	300	288
6.875% due 01/30/2030	75	78
NuStar Logistics LP 6.000% due 06/01/2026	100	100
Olympus Water U.S. Holding Corp.
7.125% due 10/01/2027	150	153
7.250% due 06/15/2031	100	102
ON Semiconductor Corp. 3.875% due 09/01/2028	200	194
Open Text Corp. 3.875% due 02/15/2028	275	267
Organon & Co.
4.125% due 04/30/2028	400	385
6.750% due 05/15/2034	125	120
Performance Food Group, Inc. 4.250% due 08/01/2029	250	241
Permian Resources Operating LLC 6.250% due 02/01/2033	300	303
PetSmart, Inc. 4.750% due 02/15/2028	200	195
Post Holdings, Inc. 6.250% due 10/15/2034	175	176
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	175	174
Prime Security Services Borrower LLC 3.375% due 08/31/2027	100	97
Primo Water Holdings, Inc. 4.375% due 04/30/2029	100	97
Quikrete Holdings, Inc. 6.375% due 03/01/2032	75	77
QXO Building Products, Inc. 6.750% due 04/30/2032	400	413
Radiology Partners, Inc. 8.500% due 07/15/2032	125	125
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	100	106
Rakuten Group, Inc. 8.125% due 12/15/2029 •(d)	75	74
Rand Parent LLC 8.500% due 02/15/2030	300	301
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	175	175
Rivers Enterprise Borrower LLC 6.625% due 02/01/2033	25	25
Sable International Finance Ltd. 7.125% due 10/15/2032	400	401
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	225	219
Scripps Escrow, Inc. 3.875% due 01/15/2029	50	44
Seagate Data Storage Technology Pte Ltd.
4.091% due 06/01/2029	125	120
8.250% due 12/15/2029	100	107

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

Seagate Data Storage Technology Pte. Ltd. 5.875% due 07/15/2030	300	305
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	300	314
SM Energy Co.
6.750% due 08/01/2029	100	100
7.000% due 08/01/2032	100	99
Snap, Inc. 6.875% due 03/01/2033	150	154
Sotera Health Holdings LLC 7.375% due 06/01/2031	275	286
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	400	393
Spirit AeroSystems, Inc. 9.750% due 11/15/2030	400	442
Stagwell Global LLC 5.625% due 08/15/2029	150	144
Standard Industries, Inc. 4.750% due 01/15/2028	200	198
Station Casinos LLC 4.500% due 02/15/2028	275	270
Strathcona Resources Ltd. 6.875% due 08/01/2026	450	450
Surgery Center Holdings, Inc. 7.250% due 04/15/2032	250	255
TEGNA, Inc.
4.625% due 03/15/2028	325	317
5.000% due 09/15/2029	100	96
Tenet Healthcare Corp. 4.375% due 01/15/2030	100	97
Tidewater, Inc. 9.125% due 07/15/2030 (a)	75	77
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	25	25
TopBuild Corp. 4.125% due 02/15/2032	325	302
Transocean Aquila Ltd. 8.000% due 09/30/2028	122	124
TreeHouse Foods, Inc. 4.000% due 09/01/2028	150	137
TriNet Group, Inc. 3.500% due 03/01/2029	100	94
Triumph Group, Inc. 9.000% due 03/15/2028	554	579
Twilio, Inc. 3.625% due 03/15/2029	100	95
United Rentals North America, Inc. 4.875% due 01/15/2028	50	50
Univision Communications, Inc.
4.500% due 05/01/2029	175	159
8.500% due 07/31/2031	175	175
USA Compression Partners LP 7.125% due 03/15/2029	150	154
Valaris Ltd. 8.375% due 04/30/2030	275	282
Venture Global LNG, Inc.
7.000% due 01/15/2030	250	253
9.875% due 02/01/2032	650	702
Venture Global Plaquemines LNG LLC
6.500% due 01/15/2034 (a)	75	75
6.750% due 01/15/2036 (a)	75	75
Vertiv Group Corp. 4.125% due 11/15/2028	100	98
Viking Cruises Ltd. 5.875% due 09/15/2027	100	100
Virgin Media Vendor Financing Notes DAC 5.000% due 07/15/2028	175	171
VOC Escrow Ltd. 5.000% due 02/15/2028	100	100
Walgreens Boots Alliance, Inc. 8.125% due 08/15/2029	225	239
Warnermedia Holdings, Inc.
3.755% due 03/15/2027	50	49
4.279% due 03/15/2032	100	85
5.050% due 03/15/2042	125	85
Waste Pro USA, Inc. 7.000% due 02/01/2033	75	78
Wayfair LLC
7.250% due 10/31/2029	100	100
7.750% due 09/15/2030	250	252
Whirlpool Corp. 6.125% due 06/15/2030	50	50
Williams Scotsman, Inc. 6.625% due 06/15/2029	100	103
Wynn Resorts Finance LLC 6.250% due 03/15/2033	100	101

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

Zayo Group Holdings, Inc. 4.000% due 03/01/2027	200	188
Zegona Finance PLC 8.625% due 07/15/2029	150	160
ZoomInfo Technologies LLC 3.875% due 02/01/2029	200	188

		34,554

UTILITIES 1.1%
Aethon United BR LP 7.500% due 10/01/2029	250	262
Antero Midstream Partners LP 6.625% due 02/01/2032	75	78
Calpine Corp.
4.500% due 02/15/2028	175	174
5.125% due 03/15/2028	250	250
ContourGlobal Power Holdings SA 6.750% due 02/28/2030	325	335
Edison International 8.125% due 06/15/2053 •	75	73
Genesis Energy LP 8.000% due 05/15/2033	100	105
NRG Energy, Inc.
3.375% due 02/15/2029	150	142
5.750% due 07/15/2029	25	25
Tallgrass Energy Partners LP 6.000% due 09/01/2031	25	24
Vistra Operations Co. LLC 6.875% due 04/15/2032	200	209

		1,677

Total Corporate Bonds & Notes (Cost $43,878)		45,029

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Notes
3.875% due 08/15/2034	575	562
4.125% due 10/31/2031	100	101

Total U.S. Treasury Obligations (Cost $655)		663

	SHARES
COMMON STOCKS 0.3%
ENERGY 0.0%
New Fortress Energy, Inc. (c)	4,142	14

HEALTH CARE 0.3%
Amsurg Equity «(c)(f)	11,642	525

Total Common Stocks (Cost $487)		539

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (e)	1,465,464	1,465

Total Short-Term Instruments (Cost $1,465)		1,465

Total Investments in Securities (Cost $138,555)		139,925

INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short-Term Floating NAV Portfolio III	1,321,539	12,868

Total Short-Term Instruments (Cost $12,865)		12,868

Total Investments in Affiliates (Cost $12,865)		12,868

Total Investments 100.4% (Cost $151,420)		$152,793
Financial Derivative Instruments (g) 0.1%(Cost or Premiums, net $1,200)		88
Other Assets and Liabilities, net (0.5)%		(749)

Net Assets 100.0%		$152,132

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security did not produce income within the last twelve months.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Coupon represents a 7-Day Yield.
(f)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 – 11/06/2023	$487	$525	0.35%

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(5)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	23	$4,785	$21	$1	$0
U.S. Treasury 5-Year Note September Futures	09/2025	66	7,194	78	9	0
U.S. Treasury 10-Year Note September Futures	09/2025	21	2,355	40	7	0

Total Futures Contracts	$139	$17	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2029	1.173%	$400	$54	$2	$56	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$5,925	$438	$6	$444	$19	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	16,050	643	589	1,232	56	0

$1,081	$595	$1,676	$75	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	06/18/2032	$2,775	$65	$(17)	$48	$0	$(7)

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

Total Swap Agreements	$1,200	$580	$1,780	$76	$(7)

Cash of $2,571 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$86,574	$5,655	$92,229
Corporate Bonds & Notes
Banking & Finance	0	8,798	0	8,798
Industrials	150	34,253	151	34,554
Utilities	0	1,677	0	1,677
U.S. Treasury Obligations	0	663	0	663
Common Stocks
Energy	0	14	0	14
Health Care	0	0	525	525
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Mutual Funds	0	1,465	0	1,465

$150	$133,444	$6,331	$139,925
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$12,868	$0	$0	$12,868

Total Investments	$13,018	$133,444	$6,331	$152,793

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$93	$0	$93

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(7)	$0	$(7)

Total Financial Derivative Instruments	$0	$86	$0	$86

Totals	$13,018	$133,530	$6,331	$152,879

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$5,427	$1,629	$(2,321)	$2	$19	$13	$1,641	$(755)	$5,655	$29
Corporate Bonds & Notes
Industrials	164	0	0	0	0	(13)	0	0	151	(13)
Common Stocks
Energy	33	0	0	0	0	(19)	0	(14)	0	(19)
Health Care	544	0	0	0	0	(19)	0	0	525	(19)

Schedule of Investments PIMCO Low Duration Credit Fund (Cont.)	June 30, 2025 (Unaudited)

Totals	$6,168	$1,629	$(2,321)	$2	$19	$(38)	$1,641	$(769)	$6,331	$(21)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$1,051	Comparable Companies	EBITDA Multiple	X	16.470	—
292	Indicative Market Quotation	Broker Quote	77.000	—
4,312	Third Party Vendor	Broker Quote	98.313 - 102.250	100.693
Corporate Bonds & Notes
Industrials	151	Indicative Market Quotation	Broker Quote	75.500	—
Common Stocks
Health Care	525	Comparable Companies	EBITDA Multiple	X	16.470	—

Total	$6,331

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration ESG Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.3% ¤
CORPORATE BONDS & NOTES 19.0%
BANKING & FINANCE 15.5%
American Express Co. 5.645% due 04/23/2027 •		$1,000	$1,009
Asian Development Bank 6.000% due 02/05/2026	BRL	11,000	1,934
Athene Global Funding 3.046% due 02/23/2027 ~	EUR	600	710
Bank of America Corp. 4.623% due 05/09/2029 •		$700	705
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		3,000	3,010
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		400	408
Barclays PLC 7.325% due 11/02/2026 •		800	807
BPCE SA
5.975% due 01/18/2027 •		400	403
6.612% due 10/19/2027 •		800	819
Citibank NA 4.876% due 11/19/2027 •		600	604
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		2,400	2,380
5.002% due 08/28/2026 ~		500	501
CTP NV 0.625% due 09/27/2026	EUR	1,100	1,262
Deutsche Bank AG 4.999% due 09/11/2030 •		$600	605
Digital Dutch Finco BV 0.625% due 07/15/2025	EUR	2,000	2,354
Equinix, Inc. 1.000% due 09/15/2025		$1,500	1,488
Equitable Financial Life Global Funding 1.300% due 07/12/2026		1,700	1,650
Goldman Sachs Bank USA 5.125% due 05/21/2027 ~		800	802
Goldman Sachs Group, Inc. 4.937% due 04/23/2028 •		800	807
HAT Holdings LLC 3.375% due 06/15/2026		183	179
ING Groep NV 1.400% due 07/01/2026 •		3,100	3,100
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	26,000	1,455
JPMorgan Chase & Co.
5.571% due 04/22/2028 •		$1,300	1,327
6.070% due 10/22/2027 •		1,000	1,022
KEB Hana Bank 5.375% due 04/23/2027		1,500	1,530
Metropolitan Life Global Funding 0.950% due 07/02/2025		2,000	2,000
Morgan Stanley
5.367% due 04/13/2028 ~		800	805
6.138% due 10/16/2026 •		1,600	1,607
Morgan Stanley Bank NA 5.016% due 01/12/2029 •		800	813
Norinchukin Bank
1.284% due 09/22/2026		2,200	2,114
5.094% due 10/16/2029		500	507
5.430% due 03/09/2028		600	612
OneMain Finance Corp. 3.500% due 01/15/2027		800	784
Pacific Life Global Funding 1.375% due 04/14/2026		1,900	1,858
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		1,200	1,210
Sumitomo Mitsui Financial Group, Inc. 5.464% due 01/13/2026		1,200	1,206
Sumitomo Mitsui Trust Bank Ltd. 5.500% due 03/09/2028		400	412
Toronto-Dominion Bank 5.264% due 12/11/2026		1,200	1,217

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Toyota Motor Credit Corp. 4.550% due 08/07/2026		200	201
UBS Group AG
5.711% due 01/12/2027 •		1,300	1,308
7.750% due 03/01/2029 •	EUR	600	796

			48,321

INDUSTRIALS 2.1%
BMW U.S. Capital LLC
4.750% due 03/21/2028		$430	435
5.050% due 08/11/2028		670	683
Denso Corp. 4.420% due 09/11/2029		500	500
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		781	719
Smurfit Kappa Treasury ULC 1.500% due 09/15/2027	EUR	800	924
Snam SpA 5.000% due 05/28/2030		$700	706
Weir Group PLC 2.200% due 05/13/2026		2,500	2,439

			6,406

UTILITIES 1.4%
AES Corp. 5.450% due 06/01/2028		1,000	1,022
Electricite de France SA 3.625% due 10/13/2025		500	498
Enel Finance International NV 1.625% due 07/12/2026		1,500	1,456
NBN Co. Ltd. 4.000% due 10/01/2027		300	299
Southern Power Co. 0.900% due 01/15/2026		1,000	979

			4,254

Total Corporate Bonds & Notes (Cost $59,103)			58,981

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.3%
California Health Facilities Financing Authority Revenue Notes, Series 2020 1.168% due 06/01/2026		1,000	972

NEW YORK 0.4%
New York City, New York Housing Development Corp. Revenue Notes, Series 2021
0.923% due 11/01/2025		250	247
1.023% due 05/01/2026		650	633
1.123% due 11/01/2026		250	240

			1,120

Total Municipal Bonds & Notes (Cost $2,150)			2,092

U.S. GOVERNMENT AGENCIES 35.8%
Fannie Mae
0.700% due 07/30/2025		8,200	8,176
1.000% due 01/25/2043		3	3
3.500% due 02/25/2043 (a)		133	5
4.400% due 08/01/2029 •		1	1
4.735% due 12/25/2042 ~		2	2
4.770% due 09/25/2042 •		20	20
5.000% due 01/25/2040 - 07/25/2040		75	75
5.697% due 07/01/2042 •		3	3
5.747% due 09/01/2041 •		10	10
5.750% due 10/25/2035		2	2
5.931% due 02/01/2031 •		1	1
6.213% due 11/01/2035 •		2	2
6.315% due 05/01/2035 •		1	1
6.566% due 11/01/2034 •		1	1
7.268% due 11/01/2035 •		4	4
7.505% due 08/01/2035 •		13	13
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025		8,200	8,106
0.680% due 08/06/2025		8,200	8,169
0.800% due 10/28/2026		1,700	1,631
0.826% due 02/25/2031		2,240	2,007
1.241% due 09/25/2030 ~(a)		13,709	633
2.611% due 08/15/2044 •		94	97
2.875% due 04/25/2026		1,900	1,880
2.939% due 04/25/2029		1,900	1,820
3.000% due 01/01/2027		7	7
4.000% due 06/01/2048		354	335

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

4.864% due 12/15/2042 •	301	298
5.000% due 10/01/2033	2	2
5.128% due 10/15/2037 •	18	18
5.599% due 02/25/2045 •	10	9
6.500% due 07/25/2043	29	30
6.826% due 06/01/2035 •	8	8
6.886% due 07/01/2035 •	2	2
7.171% due 08/01/2035 •	4	4
Ginnie Mae
3.500% due 05/20/2049 - 08/20/2049	1,444	1,327
4.000% due 06/20/2048	520	486
4.739% due 10/20/2043 •	224	217
4.875% due 06/20/2027 •	1	1
4.883% due 04/20/2065 •	22	22
4.893% due 06/20/2065 •	25	25
4.906% due 02/20/2067 •	92	92
4.946% due 07/20/2067 •	133	133
5.000% due 05/20/2030 •	3	3
5.026% due 05/20/2066 •	8	8
5.046% due 04/20/2065 •	183	183
5.076% due 03/20/2065 •	348	348
5.096% due 11/20/2065 •	23	23
5.166% due 02/20/2066 •	18	17
5.216% due 10/20/2066 •	206	206
5.227% due 06/20/2067 •	460	466
5.262% due 08/20/2073 •	662	667
5.462% due 11/20/2072 •	3,653	3,714
5.472% due 11/20/2072 •	4,168	4,246
5.625% due 02/20/2032 •	3	2
Uniform Mortgage-Backed Security
2.500% due 07/01/2050	1,494	1,253
3.000% due 12/01/2026 - 04/01/2052	12,922	11,322
4.000% due 08/01/2047 - 10/01/2053	5,979	5,577
4.500% due 07/01/2053 - 10/01/2053	15,415	14,771
5.000% due 04/01/2053 - 11/01/2053	26,981	26,555
5.500% due 08/01/2053	796	797
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055	4,100	3,813
5.500% due 08/01/2055	1,800	1,798

Total U.S. Government Agencies (Cost $112,554)		111,447

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025	618	616
0.375% due 07/15/2025	1,758	1,758
0.625% due 07/15/2032	2,318	2,163
1.125% due 01/15/2033	2,154	2,059
U.S. Treasury Notes
3.625% due 05/15/2026	37,300	37,165
4.875% due 04/30/2026 (f)	2,000	2,012

Total U.S. Treasury Obligations (Cost $45,812)		45,773

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Banc of America Funding Trust 5.490% due 05/25/2035 ~	40	37
Banc of America Mortgage Trust
5.735% due 03/25/2033 ~	54	52
6.538% due 08/25/2034 ~	10	10
BBCCRE Trust 3.966% due 08/10/2033	2,200	2,034
BCP Trust 5.225% due 06/15/2038 •	2,200	1,985
Bear Stearns Adjustable Rate Mortgage Trust
5.939% due 01/25/2034 ~	3	3
Bear Stearns ALT-A Trust
4.905% due 09/25/2035 ~	5	3
5.467% due 05/25/2035 ~	12	11
Beast Mortgage Trust 5.476% due 03/15/2036 •	1,500	1,345
BSREP Commercial Mortgage Trust 5.376% due 08/15/2038 •	3,153	3,000
BX Trust 5.061% due 04/15/2039 •	505	505
Citigroup Mortgage Loan Trust
4.504% due 01/25/2037 •	18	16
6.490% due 05/25/2035 •	1	1
7.230% due 10/25/2035 •	1	2
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 11/25/2034 ~	9	8
5.395% due 02/20/2035 ~	2	2
6.248% due 02/20/2036 •	23	22
DROP Mortgage Trust 5.576% due 10/15/2043 •	2,200	2,137

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Eurosail-U.K. PLC 5.308% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	279	383
Extended Stay America Trust 5.506% due 07/15/2038 •		$3,259	3,263
First Horizon Alternative Mortgage Securities Trust 5.598% due 01/25/2035 ~		43	42
Gemgarto PLC 5.124% due 12/16/2067 •	GBP	216	297
GMACM Mortgage Loan Trust 3.678% due 11/19/2035 ~		$4	3
GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~		13	11
4.857% due 06/25/2034 ~		4	4
5.293% due 09/25/2035 ~		12	12
JP Morgan Chase Commercial Mortgage Securities Trust
5.436% due 06/15/2038 •		2,200	2,164
5.476% due 04/15/2038 •		2,078	2,079
JP Morgan Mortgage Trust 5.750% due 01/25/2036		21	9
Morgan Stanley Capital Trust 5.595% due 12/15/2038 •		1,100	1,059
One New York Plaza Trust 5.376% due 01/15/2036 •		2,200	2,140
Prime Mortgage Trust 4.834% due 02/25/2034 •		1	0
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •		2,200	2,192
Starwood Mortgage Trust 5.284% due 11/15/2036 •		1,840	1,834
Structured Adjustable Rate Mortgage Loan Trust
5.799% due 01/25/2035 •		21	19
6.525% due 02/25/2034 ~		7	7
Structured Asset Mortgage Investments Trust
4.694% due 03/25/2037 •		34	13
4.932% due 07/19/2035 •		2	2
4.994% due 02/25/2036 •		6	5
SUMIT Mortgage Trust
2.789% due 02/12/2041		1,800	1,609
2.850% due 02/12/2041		300	254
VASA Trust 5.326% due 07/15/2039 •		2,900	2,820
WaMu Mortgage Pass-Through Certificates Trust
4.974% due 12/25/2045 •		4	4
5.014% due 10/25/2045 •		25	25
5.174% due 11/25/2034 •		15	15
5.799% due 06/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $32,703)			31,440

ASSET-BACKED SECURITIES 10.5%
AUTOMOBILE SEQUENTIAL 1.2%
BMW Vehicle Lease Trust 4.430% due 06/26/2028		500	503
First Help Financial Issuer Trust 5.690% due 02/15/2030		509	515
First Help Financial Trust
4.430% due 01/18/2028		252	252
6.570% due 06/15/2028		296	299
Hertz Vehicle Financing LLC
5.490% due 06/25/2027		1,000	1,005
5.570% due 09/25/2029		1,000	1,022

			3,596

CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.776% due 11/15/2036 •		933	935
MF1 Ltd. 5.509% due 10/16/2036 •		697	697

			1,632

CREDIT CARD BULLET 0.3%
Master Credit Card Trust 5.153% due 01/21/2027 •		1,000	1,000

HOME EQUITY OTHER 0.5%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.544% due 03/25/2035 •		753	748
Countrywide Asset-Backed Certificates Trust 5.174% due 12/25/2034 •		719	706
GE-WMC Mortgage Securities Trust 4.514% due 08/25/2036 •		2	1

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley ABS Capital, Inc. Trust 4.534% due 07/25/2036 •		8	3
NovaStar Mortgage Funding Trust 4.754% due 05/25/2036 •		50	49
Securitized Asset-Backed Receivables LLC Trust 4.554% due 12/25/2036 •		39	8
Structured Asset Investment Loan Trust 5.139% due 03/25/2034 •		34	35

			1,550

WHOLE LOAN COLLATERAL 0.0%
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.994% due 12/25/2035 •		17	16

OTHER ABS 8.0%
37 Capital CLO Ltd.
5.346% due 04/15/2035 •		1,000	997
5.536% due 10/15/2034 •		1,000	1,001
5.546% due 07/15/2034 •		1,500	1,502
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		700	700
Anchorage Capital CLO Ltd. 5.369% due 01/20/2035 •		1,000	997
Arbour CLO DAC 3.155% due 12/15/2038 •	EUR	900	1,061
Ares European CLO DAC 3.266% due 10/21/2034 •		437	514
Avoca Static CLO DAC 3.249% due 01/15/2035 •		463	545
College Avenue Student Loans LLC 5.634% due 12/26/2047 •		$1,488	1,486
GoodLeap Sustainable Home Solutions Trust 2.100% due 05/20/2048		1,562	1,227
GreatAmerica Leasing Receivables Funding LLC 4.520% due 10/15/2027		1,100	1,102
Greywolf CLO Ltd. 5.502% due 04/22/2033 •		500	501
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		730	593
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		4	4
Mosaic Solar Loan Trust 2.640% due 01/20/2053		1,483	1,277
Ocean Trails CLO
5.546% due 07/15/2034 •		1,500	1,502
5.556% due 10/15/2034 •		1,000	1,001
Palmer Square European Loan Funding DAC 3.113% due 08/15/2033 •	EUR	925	1,089
Regatta Funding Ltd. 5.456% due 01/15/2033 •		$974	974
Service Experts Issuer LLC 2.670% due 02/02/2032		431	421
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		1,994	1,671
5.400% due 04/30/2058		476	459
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		2,534	2,247
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		870	874
Trinitas CLO Ltd. 5.379% due 10/20/2033 •		1,100	1,100

			24,845

Total Asset-Backed Securities (Cost $33,438)			32,639

SOVEREIGN ISSUES 0.7%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		1,000	1,047
Development Bank of Japan, Inc. 0.875% due 10/10/2025	EUR	680	798

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Korea Housing Finance Corp. 4.875% due 08/27/2027	$400	406

Total Sovereign Issues (Cost $2,202)		2,251

SHORT-TERM INSTRUMENTS 8.8%
REPURCHASE AGREEMENTS (c) 8.8%		27,300

Total Short-Term Instruments (Cost $27,300)		27,300

Total Investments in Securities (Cost $315,262)		311,923

Total Investments 100.3% (Cost $315,262)		$311,923
Financial Derivative Instruments (d)(e) (0.3)%(Cost or Premiums, net $470)		(789)
Other Assets and Liabilities, net (0.0)%		(37)

Net Assets 100.0%		$311,097

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.410%	06/30/2025	07/01/2025	$27,300	U.S.Treasury Bills 0.000% due 10/07/2025	$(27,857)	$27,300	$27,303

Total Repurchase Agreements	$(27,857)	$27,300	$27,303

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.3)%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2055	$600	$(494)	$(498)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2055	14,200	(12,058)	(12,289)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2055	700	(677)	(686)

Total Short Sales (4.3)%	$(13,229)	$(13,473)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(51) at a weighted average interest rate of 4.339%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	3	$3	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	3	3	(1)	(1)
Put - EUREX Euro-Bobl July 2025 Futures	EUR	117.250	07/25/2025	1	1	0	0
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	1	1	0	0

$(2)	$(2)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2025	3	$3	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	7	7	(2)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	3	3	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	7	7	(2)	(3)

$(6)	$(5)

Total Written Options	$(8)	$(7)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	1	$139	$(1)	$0	$0
Euro-Bund September Futures	09/2025	1	153	(1)	0	(1)
U.S. Treasury 2-Year Note September Futures	09/2025	1,173	244,011	862	63	(1)
U.S. Treasury 5-Year Note September Futures	09/2025	345	37,605	449	46	0

$1,309	$109	$(2)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	150	$(16,819)	$(238)	$0	$(47)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	242	(27,652)	(489)	0	(117)

$(727)	$0	$(164)

Total Futures Contracts	$582	$109	$(166)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	200	$1	$0	$1	$0	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	$100	1	0	1	0	0

$2	$0	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$100	$1	$1	$2	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	10,100	$(276)	$150	$(126)	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$3,960	27	6	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	7,100	(27)	(160)	(187)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	3,700	8	(47)	(39)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	400	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	300	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	800	0	(5)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	300	0	(2)	(2)	0	(1)

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		740	0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		400	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		13,400	(3)	(202)	(205)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		7,140	737	85	822	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		140	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034		120	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034		100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034		100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		200	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		200	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		300	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		300	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		300	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(2)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	200	0	(8)	(8)	0	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		100	0	(4)	(4)	0	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		200	(1)	(1)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	2	1	1	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	1	1	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(1)	(1)	0	0

							$450	$(198)	$252	$4	$(78)

Total Swap Agreements							$453	$(197)	$256	$4	$(78)

Cash of $2,794 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)			This instrument has a forward starting effective date.
(e)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025		$95	AUD	147	$1	$0
	07/2025		466	NZD	775	6	0
	08/2025	AUD	147		$96	0	(1)
	08/2025	NZD	775		467	0	(6)
BOA	07/2025	EUR	8,646		9,831	0	(354)
	07/2025	IDR	8,014,844		491	0	(3)
	07/2025	SGD	6		4	0	0
	07/2025		$268	KRW	365,884	2	0
	08/2025		4	SGD	6	0	0
BPS	07/2025	THB	78		$2	0	0
	07/2025	TWD	140		4	0	(1)
	07/2025		$48	IDR	781,173	0	0
	07/2025		130	THB	4,302	3	0
	08/2025	TWD	137		$4	0	(1)
BRC	07/2025		$876	GBP	644	8	0
	07/2025		1	JPY	195	0	0
	07/2025		10	PLN	38	0	0
	07/2025	ZAR	12,628		$699	0	(13)
	08/2025	GBP	644		876	0	(8)
CBK	07/2025	KRW	746,476		543	0	(9)
	07/2025	THB	4,089		123	0	(3)
	07/2025	TWD	143		4	0	(1)
	07/2025		$87	IDR	1,413,951	0	0
	07/2025		169	KRW	232,193	2	0
	07/2025		52	THB	1,736	2	0
	07/2025		995	TWD	29,553	23	0
	08/2025	INR	980		$11	0	0
	08/2025	TWD	418		13	0	(2)
	08/2025		$41	INR	3,567	0	0
DUB	07/2025		10,031	EUR	8,646	154	0
	07/2025		35	TWD	1,029	1	0
	08/2025	EUR	8,627		$10,031	0	(154)
	08/2025	INR	487		6	0	0
	09/2025		$0	MXN	2	0	0
FAR	07/2025	AUD	147		$95	0	(2)
	07/2025	BRL	11,291		1,975	0	(103)
	07/2025	CHF	64		77	0	(3)
	07/2025	JPY	61,328		421	0	(4)
	07/2025		$2,044	BRL	11,291	34	0
	07/2025		79	CHF	64	1	0
	07/2025		749	JPY	107,387	0	(3)
	08/2025	CHF	63		$80	0	(1)
	08/2025	INR	347		4	0	0
	08/2025		$421	JPY	61,102	5	0
	09/2025	BRL	11,464		$2,044	0	(33)
	09/2025	MXN	1,776		91	0	(3)
GLM	07/2025	TWD	58,329		1,793	0	(215)
	07/2025		$21	IDR	334,748	0	0
JPM	07/2025	NZD	775		$462	0	(10)
	07/2025	TWD	141		4	0	(1)
	07/2025		$14	KRW	19,336	0	0
	07/2025		108	PLN	404	5	0
	07/2025		31	SGD	39	0	0
	07/2025		111	TWD	3,289	3	0
	07/2025	ZAR	3,581		$200	0	(1)
	08/2025	INR	234		3	0	0
MBC	07/2025	CAD	567		413	0	(3)
	07/2025	SGD	98		76	0	(1)
	07/2025	THB	2,053		62	0	(1)
	07/2025	TWD	144		4	0	(1)
	07/2025		$412	CAD	567	4	0
	07/2025		17	IDR	281,093	0	0
	07/2025		33	JPY	4,711	0	0
	07/2025		77	PLN	289	3	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	74	SGD	95	1	0
07/2025	78	THB	2,601	2	0
07/2025	93	TWD	2,942	8	0
08/2025	CAD	566	$412	0	(4)
08/2025	TWD	137	4	0	(1)
08/2025	$76	SGD	98	1	0
MYI	07/2025	JPY	20,623	$142	0	(2)
07/2025	$17	JPY	2,426	0	0
08/2025	141	20,547	2	0
NGF	07/2025	246	IDR	4,006,540	1	0
SCX	07/2025	JPY	230	$2	0	0
07/2025	SGD	20	15	0	0
07/2025	$95	IDR	1,556,809	0	0
07/2025	980	TWD	28,982	18	0
08/2025	CNH	170	$24	0	0
08/2025	INR	243	3	0	0
08/2025	TWD	82	3	0	0
08/2025	$2	JPY	229	0	0
08/2025	15	SGD	20	0	0
SOG	07/2025	JPY	34,038	$236	0	(1)
08/2025	$236	JPY	33,913	1	0
SSB	07/2025	GBP	644	$872	0	(12)
UAG	07/2025	THB	332	10	0	0
07/2025	$11	JPY	1,583	0	0

Total Forward Foreign Currency Contracts	$291	$(961)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	8,900	$48	$31
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	32,200	196	28
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	37,100	45	0

Total Purchased Options	$289	$59

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	200	$0	$0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	300	(1)	0

$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	100	$0	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	100	0	0

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	100	0	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	8,900	(18)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	8,900	(30)	(12)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	32,200	(74)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	32,200	(122)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	400	(1)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	400	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	200	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	200	(1)	0

							$(263)	$(40)

Total Written Options							$(264)	$(40)

(f)

Securities with an aggregate market value of $618 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)		Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$48,321	$0	$48,321
Industrials				0	6,406	0	6,406
Utilities				0	4,254	0	4,254
Municipal Bonds & Notes
California				0	972	0	972
New York				0	1,120	0	1,120
U.S. Government Agencies				0	111,447	0	111,447
U.S. Treasury Obligations				0	45,773	0	45,773
Non-Agency Mortgage-Backed Securities				0	31,440	0	31,440
Asset-Backed Securities
Automobile Sequential				0	3,596	0	3,596
CMBS Other				0	1,632	0	1,632
Credit Card Bullet				0	1,000	0	1,000
Home Equity Other				0	1,550	0	1,550
Whole Loan Collateral				0	16	0	16

Schedule of Investments PIMCO Low Duration ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Other ABS	0	24,845	0	24,845
Sovereign Issues	0	2,251	0	2,251
Short-Term Instruments
Repurchase Agreements	0	27,300	0	27,300

Total Investments	$0	$311,923	$0	$311,923

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,473)	$0	$(13,473)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	113	0	113
Over the counter	0	350	0	350

	$0	$463	$0	$463
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(250)	0	(251)
Over the counter	0	(1,001)	0	(1,001)

	$(1)	$(1,251)	$0	$(1,252)

Total Financial Derivative Instruments	$(1)	$(788)	$0	$(789)

Totals	$(1)	$297,662	$0	$297,661

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Low Duration Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 124.1% ¤
CORPORATE BONDS & NOTES 12.0%
BANKING & FINANCE 8.1%
ABN AMRO Bank NV
4.718% due 01/22/2027		$17,900	$18,066
6.575% due 10/13/2026 •		5,400	5,428
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		3,900	4,020
Athene Global Funding
3.046% due 02/23/2027 ~	EUR	8,200	9,708
5.097% due 07/16/2026 •		$16,500	16,525
Bank of America Corp.
3.036% due 09/22/2026 ~	EUR	11,600	13,693
4.623% due 05/09/2029 •		$15,000	15,097
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		5,150	5,248
Barclays PLC
5.304% due 08/09/2026 •		8,000	8,002
7.325% due 11/02/2026 •		13,400	13,512
BGC Group, Inc. 6.150% due 04/02/2030		3,200	3,245
BPCE SA 6.612% due 10/19/2027 •		20,200	20,684
Citibank NA
4.876% due 11/19/2027 •		6,550	6,592
4.929% due 08/06/2026		12,900	12,991
5.438% due 04/30/2026		14,050	14,162
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		10,400	10,314
5.002% due 08/28/2026 ~		6,800	6,818
Danske Bank AS
1.621% due 09/11/2026 •		500	497
5.427% due 03/01/2028 •		8,000	8,141
Deutsche Bank AG 5.589% due 11/16/2027 ~		19,000	19,007
Extra Space Storage LP 3.500% due 07/01/2026		7,000	6,931
Ford Motor Credit Co. LLC
5.125% due 11/05/2026		2,000	1,996
5.800% due 03/05/2027		6,200	6,251
5.918% due 03/20/2028		3,500	3,536
6.800% due 05/12/2028		200	207
7.350% due 11/04/2027		300	312
General Motors Financial Co., Inc.
2.400% due 04/10/2028		350	329
5.050% due 04/04/2028		1,550	1,562
5.400% due 05/08/2027		14,700	14,920
Goldman Sachs Group, Inc.
4.937% due 04/23/2028 •		11,900	11,997
5.798% due 08/10/2026 •		25,300	25,336
Hardwood Funding LLC 4.840% due 06/07/2028 «(g)		1,500	1,509
HSBC Holdings PLC 5.932% due 08/14/2027 ~		3,200	3,229
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		2,700	2,606
5.171% due 09/22/2027 ~		19,100	19,150
5.270% due 04/22/2028 ~		5,000	5,015
5.571% due 04/22/2028 •		2,800	2,858
6.070% due 10/22/2027 •		8,300	8,483
Metropolitan Life Global Funding
0.950% due 07/02/2025		11,250	11,249
4.050% due 08/25/2025		18,000	17,984
Morgan Stanley 5.367% due 04/13/2028 ~		7,500	7,545
Morgan Stanley Bank NA
4.968% due 07/14/2028 •		800	810
5.016% due 01/12/2029 •		1,600	1,625
NatWest Group PLC
5.583% due 03/01/2028 •		2,800	2,851
5.631% due 03/01/2028 ~		2,400	2,413
7.472% due 11/10/2026 •		5,600	5,656
Protective Life Global Funding 4.850% due 07/22/2026 ~		9,000	9,011

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Royal Bank of Canada 4.819% due 08/03/2026 ~		4,800	4,804
Santander Holdings USA, Inc. 3.244% due 10/05/2026		3,100	3,053
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		13,300	13,410
Stellantis Finance U.S., Inc. 5.350% due 03/17/2028		2,000	2,017
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		22,700	22,686
5.464% due 01/13/2026		12,600	12,665
Swedbank AB 5.337% due 09/20/2027		20,000	20,411
Toyota Motor Credit Corp. 4.550% due 08/07/2026		4,900	4,918
UBS Group AG
4.550% due 04/17/2026		2,100	2,101
4.703% due 08/05/2027 •		5,000	5,011
6.327% due 12/22/2027 •		700	719
6.373% due 07/15/2026 •		6,200	6,206
UBS Switzerland AG 3.390% due 12/05/2025	EUR	8,200	9,710
Wells Fargo & Co.
4.970% due 04/23/2029 •		$16,300	16,530
5.133% due 01/24/2028 ~		15,000	15,014
5.707% due 04/22/2028 •		3,400	3,475

			529,851

INDUSTRIALS 3.2%
AbbVie, Inc. 4.800% due 03/15/2027		16,100	16,262
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		14,700	14,642
Bayer U.S. Finance LLC 6.125% due 11/21/2026		600	610
BMW U.S. Capital LLC
4.750% due 03/21/2028		11,790	11,929
5.050% due 08/11/2028		9,996	10,185
CommonSpirit Health 1.547% due 10/01/2025		15,500	15,376
Continental Resources, Inc. 2.268% due 11/15/2026		1,200	1,160
Global Payments, Inc. 1.200% due 03/01/2026		3,300	3,223
Hyundai Capital America
1.800% due 01/10/2028		200	186
4.875% due 06/23/2027		3,300	3,320
4.900% due 06/23/2028		3,300	3,324
5.509% due 08/04/2025 •		7,500	7,504
5.847% due 01/08/2027 ~		17,300	17,407
International Business Machines Corp. 4.650% due 02/10/2028		13,300	13,457
Las Vegas Sands Corp. 5.625% due 06/15/2028		9,300	9,489
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		11,850	11,951
4.900% due 11/15/2027		3,350	3,389
National Football League 5.480% due 10/05/2028 «(g)		2,400	2,442
Oracle Corp. 5.120% due 08/03/2028 ~		3,400	3,416
Penske Truck Leasing Co. LP 1.700% due 06/15/2026		11,100	10,800
Philip Morris International, Inc. 4.125% due 04/28/2028		15,000	14,974
The Campbell's Co. 5.300% due 03/20/2026		11,300	11,355
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		23,145	23,284

			209,685

UTILITIES 0.7%
AES Corp. 1.375% due 01/15/2026		22,500	22,075
Enel Finance International NV 1.625% due 07/12/2026		3,200	3,106
Eversource Energy 0.800% due 08/15/2025		2,300	2,288
FirstEnergy Corp. 3.900% due 07/15/2027		300	297
NextEra Energy Capital Holdings, Inc. 5.159% due 02/04/2028 ~		5,750	5,780
Pacific Gas & Electric Co. 5.339% due 09/04/2025 ~		2,800	2,800

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Southern California Edison Co.
3.650% due 03/01/2028	700	681
4.700% due 06/01/2027	1,100	1,104
5.350% due 03/01/2026	4,900	4,925
5.650% due 10/01/2028	100	103
5.850% due 11/01/2027	600	615
Spire, Inc. 5.300% due 03/01/2026	1,500	1,505

		45,279

Total Corporate Bonds & Notes (Cost $779,260)		784,815

U.S. GOVERNMENT AGENCIES 41.4%
Fannie Mae
1.000% due 01/25/2043	235	201
1.630% due 10/25/2042 •(a)	8,034	896
1.730% due 11/25/2042 •(a)	7,568	603
2.000% due 11/25/2046	12,597	11,745
2.080% due 10/01/2026	3,780	3,677
2.230% due 01/25/2042 •(a)	808	115
2.500% due 05/25/2028 (a)	1,349	33
2.770% due 04/01/2026	2,007	1,979
3.150% due 03/01/2026	11,350	11,232
3.590% due 12/01/2025	11,350	11,277
4.250% due 05/25/2033	84	82
4.385% due 01/01/2028 •	1	1
4.496% due 12/25/2036 •	173	169
4.605% due 11/25/2050 •	964	912
4.670% due 01/25/2037 •	2	2
4.720% due 03/25/2037 •	324	319
4.735% due 12/25/2042 ~	479	479
4.770% due 03/25/2037 - 03/25/2044 •	260	256
4.780% due 03/25/2037 •	14	14
4.800% due 07/25/2037 •	358	354
4.820% due 06/25/2032 - 10/25/2040 •	48	48
4.870% due 12/25/2040 •	7	7
4.871% due 06/25/2034 •	32	31
4.887% due 12/01/2036 •	2	2
4.890% due 07/25/2037 •	442	440
4.914% due 09/25/2046 •	2,006	1,990
4.920% due 08/25/2037 •	16	16
5.090% due 03/25/2038 •	15	15
5.150% due 01/25/2051 •	954	955
5.170% due 03/25/2038 - 01/25/2040 •	192	192
5.201% due 03/01/2035 •	36	36
5.205% due 03/25/2055 •	8,975	8,973
5.255% due 11/25/2053 •	3,069	3,074
5.270% due 02/25/2040 •	115	115
5.355% due 01/25/2055 •	3,749	3,742
5.455% due 03/25/2055 •	12,687	12,688
5.465% due 03/25/2055 •	14,061	14,066
5.500% due 08/25/2034	265	267
5.524% due 07/25/2055 •	6,500	6,516
5.613% due 09/01/2034 •	2	1
5.697% due 07/01/2042 - 07/01/2044 •	91	92
5.747% due 09/01/2041 •	11	11
5.805% due 12/25/2054 •	17,928	18,073
5.897% due 10/01/2030 - 11/01/2039 •	64	64
6.118% due 03/01/2035 •	476	480
6.315% due 05/01/2035 •	20	20
6.375% due 01/01/2035 •	281	285
6.425% due 03/01/2035 •	42	43
6.435% due 12/01/2033 •	30	31
6.500% due 07/25/2031 - 09/01/2033	368	382
6.508% due 06/01/2035 •	75	77
6.537% due 11/01/2035 •	6	6
6.566% due 11/01/2034 •	54	54
6.578% due 04/01/2034 •	101	103
6.703% due 07/01/2035 •	56	57
6.810% due 06/01/2035 •	23	23
7.000% due 04/01/2034	6	6
7.095% due 10/01/2035 •	111	114
7.117% due 09/01/2032 •	95	96
7.202% due 08/01/2035 •	485	494
7.205% due 09/01/2035 •	5	5
7.220% due 11/01/2027 •	2	2
7.250% due 08/01/2029 •	28	28
7.312% due 07/01/2035 •	100	101
7.390% due 09/01/2035 •	81	82
7.505% due 08/01/2035 •	84	86
Freddie Mac
0.650% due 10/27/2025	62,200	61,467
0.680% due 08/06/2025	32,300	32,176
0.800% due 10/28/2026 (j)	83,100	79,718
1.250% due 10/15/2027	5,011	4,869
1.375% due 11/15/2027	3,763	3,659

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

1.532% due 08/15/2043 •(a)	15,223	1,621
2.052% due 07/15/2036 •(a)	654	66
2.500% due 10/25/2049	101	88
2.611% due 08/15/2044 •	4,071	4,185
2.732% due 08/15/2036 •(a)	1,681	193
2.862% due 07/25/2054 ~	9,400	8,820
2.920% due 01/25/2026	1,682	1,664
3.000% due 01/01/2027	101	99
3.000% due 03/15/2027 - 05/15/2027 (a)	1,476	25
3.250% due 10/25/2033	4,428	4,412
3.500% due 02/01/2047 - 06/01/2047	5,959	5,505
4.000% due 12/01/2047	1,306	1,239
4.550% due 08/15/2032 ~	3	3
4.694% due 08/25/2031 •	250	250
4.700% due 09/25/2031 •	336	334
4.748% due 02/15/2037 •	17	17
4.758% due 02/15/2037 •	25	25
4.768% due 07/15/2043 •	3,381	3,327
4.818% due 05/15/2037 •	5	5
4.868% due 11/15/2030 - 06/15/2042 •	4,178	4,128
4.938% due 05/15/2036 •	13	13
4.968% due 01/15/2042 •	9	9
5.150% due 02/15/2051 •	29,927	29,524
5.245% due 11/25/2054 •	17,979	17,942
5.255% due 02/25/2055 •	4,282	4,290
5.273% due 01/15/2038 •	1,198	1,204
5.275% due 08/25/2054 •	9,210	9,232
5.305% due 02/25/2055 •	11,708	11,723
5.306% due 06/25/2055 «•	8,000	8,010
5.455% due 03/25/2055 •	7,996	8,002
5.500% due 07/15/2034	197	199
5.505% due 02/25/2055 •	4,636	4,650
5.655% due 02/25/2054 •	41,250	41,361
5.799% due 07/25/2044 •	831	803
6.000% due 12/15/2028 - 07/15/2029	7	7
6.500% due 03/15/2029 - 07/25/2043	5,583	5,798
6.500% due 08/01/2035 •	171	174
6.552% due 04/01/2035 •	148	151
6.738% due 03/01/2035 •	70	72
6.835% due 05/01/2037 •	7	7
6.886% due 07/01/2035 •	2	2
6.988% due 02/01/2037 •	1	1
7.000% due 01/01/2030 - 04/01/2032	3	4
7.125% due 10/01/2035 •	122	124
7.482% due 07/01/2027 •	1	1
7.500% due 07/15/2030	15	16
Ginnie Mae
4.500% due 08/20/2048	705	688
4.602% due 09/20/2071 - 09/20/2073 •	3,315	3,289
4.625% (H15T1Y + 1.500%) due 08/20/2025 - 09/20/2026 ~	3	2
4.625% due 07/20/2027 - 07/20/2034 •	31	30
4.746% due 05/20/2068 •	216	216
4.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
4.796% due 12/20/2062 •	72	72
4.846% due 12/20/2060 •	227	228
4.875% (H15T1Y + 1.500%) due 04/20/2026 - 05/20/2026 ~	1	0
4.875% due 04/20/2027 - 05/20/2030 •	17	17
4.946% due 08/20/2069 •	13,811	13,846
5.000% due 12/20/2027 - 07/20/2030 •	18	18
5.046% due 03/20/2065 - 07/20/2065 •	3,612	3,612
5.062% due 11/20/2074 •	974	971
5.096% due 10/20/2064 •	4,516	4,520
5.102% due 04/20/2072 •	9,427	9,395
5.123% due 02/20/2060 •	382	383
5.152% due 05/20/2074 •	491	491
5.202% due 08/20/2073 •	4,355	4,377
5.216% due 10/20/2066 •	206	206
5.246% due 05/20/2066 •	1,004	1,007
5.252% due 09/20/2073 •	13,277	13,375
5.262% due 08/20/2073 •	12,398	12,505
5.282% due 09/20/2073 •	4,358	4,402
5.306% due 12/20/2066 •	4,117	4,156
5.346% due 04/20/2066 •	1,454	1,460
5.402% due 05/20/2073 •	3,763	3,792
5.462% due 11/20/2072 •	74,343	75,581
5.472% due 11/20/2072 •	87,041	88,664
5.500% due 11/20/2026 •	1	1
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 03/20/2026 ~	3	3
5.625% due 01/20/2027 - 02/20/2032 •	331	335
5.650% due 05/20/2041 ~	119	117
5.696% due 08/20/2070 •	17,117	17,405
5.802% due 08/20/2071 •	8,373	8,555
Uniform Mortgage-Backed Security
2.500% due 12/01/2032 - 02/01/2035	3,001	2,896
3.000% due 12/01/2026 - 04/01/2052	374,692	326,511
3.500% due 02/01/2047 - 12/01/2047	138,727	126,480

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

4.000% due 01/01/2046 - 06/01/2053	54,906	52,083
4.500% due 11/01/2025 - 09/01/2053	12,007	11,529
5.000% due 08/01/2025 - 08/01/2054	96,237	94,724
5.500% due 07/01/2053 - 12/01/2053	36,336	36,386
6.000% due 03/01/2032 - 04/01/2055	26,884	27,715
6.500% due 07/01/2034 - 03/01/2038	165	173
8.000% due 04/01/2030 - 11/01/2031	97	101
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2055	93,940	87,342
4.500% due 07/01/2040	50	50
5.000% due 08/01/2055	531,300	520,413
5.500% due 08/01/2055	5,000	4,996
6.000% due 08/01/2055	645,600	655,479
Vendee Mortgage Trust 6.500% due 05/15/2029	1,601	1,631

Total U.S. Government Agencies (Cost $2,751,459)		2,701,778

U.S. TREASURY OBLIGATIONS 15.5%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2025	40,239	40,100
0.375% due 07/15/2025	22,927	22,916
0.625% due 07/15/2032	42,945	40,075
1.125% due 01/15/2033	53,734	51,371
U.S. Treasury Notes
3.625% due 05/15/2026	590,900	588,757
3.875% due 01/15/2026 (j)	149,500	149,306
4.125% due 06/15/2026	50,000	50,066
4.375% due 11/30/2028 (j)(l)	31,200	31,857
4.875% due 04/30/2026 (l)	36,100	36,329

Total U.S. Treasury Obligations (Cost $1,010,553)		1,010,777

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.4%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	6,950	6,671
280 Park Avenue Mortgage Trust 5.492% due 09/15/2034 •	10,200	10,110
ABN AMRO Mortgage Corp. 5.500% due 01/25/2034	14	14
American Home Mortgage Assets Trust 4.974% due 11/25/2035 •	197	188
Angel Oak Mortgage Trust
1.820% due 11/25/2066 ~	6,934	6,174
5.338% due 05/27/2069 þ	861	859
Ashford Hospitality Trust 5.384% due 04/15/2035 •	414	412
Atrium Hotel Portfolio Trust 5.539% due 12/15/2036 •	8,766	8,574
BAMLL Commercial Mortgage Securities Trust 5.476% due 09/15/2038 •	4,100	3,921
Banc of America Alternative Loan Trust 5.500% due 10/25/2033	1,568	1,580
Banc of America Funding Trust
5.490% due 05/25/2035 ~	45	42
5.500% due 09/25/2035	158	159
6.249% due 02/20/2036 ~	157	150
Banc of America Mortgage Trust
5.118% due 02/25/2035 ~	34	34
5.625% due 09/25/2035 ~	808	712
BCP Trust 5.225% due 06/15/2038 •	398	359
Bear Stearns Adjustable Rate Mortgage Trust
4.811% due 11/25/2030 ~	4	4
5.125% due 01/25/2035 ~	1	1
5.166% due 01/25/2035 ~	151	148
5.292% due 08/25/2035 ~	399	347
5.396% due 08/25/2035 ~	2,562	2,394
5.939% due 01/25/2034 ~	4	4
6.189% due 08/25/2033 ~	20	20
6.250% due 02/25/2033 ~	2	2
6.529% due 10/25/2036 ~	40	39
6.575% due 04/25/2033 ~	102	103
7.326% due 08/25/2033 ~	129	125
Bear Stearns ALT-A Trust
4.308% due 04/25/2035 ~	722	705
4.905% due 09/25/2035 ~	855	491
5.467% due 05/25/2035 ~	159	152
6.454% due 09/25/2034 ~	79	79
Bear Stearns Structured Products, Inc. Trust 5.062% due 01/26/2036 ~	1,253	893
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.714% due 01/25/2035 •	47	46
Citigroup Mortgage Loan Trust
5.461% due 03/25/2036 ~	449	441
6.756% due 03/25/2034 ~	153	142

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Citigroup Mortgage Loan Trust, Inc. 6.080% due 09/25/2035 •		5	5
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •		8,621	8,470
COMM Mortgage Trust
5.359% due 06/15/2034 •		3,400	3,251
5.726% due 12/15/2038 •		19,379	19,141
Countrywide Alternative Loan Trust 4.834% due 06/25/2036 •		330	136
Countrywide Home Loan Mortgage Pass-Through Trust 6.248% due 02/20/2036 •		3,475	3,217
Credit Suisse First Boston Mortgage Securities Corp. 5.063% due 03/25/2032 ~		169	163
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.210% due 10/25/2033 ~		10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust 7.183% due 06/01/2050 ~		15,540	15,492
CRSNT Trust 5.254% due 04/15/2036 •		25,400	25,094
DBGS Mortgage Trust 5.821% due 10/15/2036 •		1,220	1,209
Deutsche Alt-A Securities Mortgage Loan Trust 4.834% due 06/25/2037 •		5,589	4,918
DROP Mortgage Trust 5.576% due 10/15/2043 •		23,100	22,438
EMF-NL Prime BV 3.113% due 04/17/2041 •	EUR	3,000	3,307
Eurosail-U.K. PLC 5.308% (BP0003M + 0.950%) due 06/13/2045 ~	GBP	1,717	2,354
Extended Stay America Trust 5.506% due 07/15/2038 •		$1,372	1,374
First Horizon Alternative Mortgage Securities Trust
5.151% due 09/25/2034 ~		16	16
5.204% due 09/25/2035 ~		95	85
GS Mortgage Securities Corp. Trust
5.380% due 12/15/2036 •		19,146	19,060
5.609% due 11/15/2032 •		4,418	4,389
5.680% due 12/15/2036 •		259	258
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		21,069	17,961
GSR Mortgage Loan Trust
5.293% due 09/25/2035 ~		131	126
5.957% due 09/25/2035 ~		12	11
6.000% due 03/25/2032		14	14
6.305% due 07/25/2035 ~		471	244
6.562% due 09/25/2035 ~		248	250
HarborView Mortgage Loan Trust 4.824% due 07/19/2035 ~		1,235	923
IndyMac INDX Mortgage Loan Trust 4.854% due 05/25/2046 •		822	746
JP Morgan Chase Commercial Mortgage Securities Trust 5.776% due 12/15/2036 •		7,000	4,392
JP Morgan Mortgage Trust
0.000% due 04/25/2037 ~		101	53
5.479% due 08/25/2035 ~		773	685
6.813% due 07/25/2035 ~		10	10
MASTR Adjustable Rate Mortgages Trust 6.043% due 11/21/2034 ~		34	32
Morgan Stanley Capital Trust
5.376% due 12/15/2036 •		100	81
5.459% due 11/15/2034 •		6,195	6,101
Morgan Stanley Mortgage Loan Trust
4.327% due 08/25/2034 ~		41	38
4.694% due 04/25/2035 •		592	591
4.754% due 01/25/2035 •		171	162
5.500% due 11/25/2035		883	812
MortgageIT Trust 5.074% due 02/25/2035 •		78	79
Natixis Commercial Mortgage Securities Trust 5.526% due 08/15/2038 •		5,200	5,029
New Orleans Hotel Trust 5.348% due 04/15/2032 •		1,400	1,390
Newgate Funding PLC 2.575% due 12/15/2050 •	EUR	603	699
NYO Commercial Mortgage Trust 5.521% due 11/15/2038 •		$4,700	4,694
OBX Trust
3.000% due 01/25/2052 ~		19,669	16,737
5.000% due 10/25/2051 •		5,050	4,714
One Market Plaza Trust 3.614% due 02/10/2032		6,282	6,008
ONE Park Mortgage Trust 5.126% due 03/15/2036 •		2,450	2,406
Prime Mortgage Trust 4.834% due 02/25/2034 •		90	86

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •	3,500	3,487
Structured Adjustable Rate Mortgage Loan Trust 6.525% due 02/25/2034 ~	8	8
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	31	30
4.694% due 03/25/2037 •	34	13
4.994% due 02/25/2036 •	661	552
5.092% due 09/19/2032 •	108	104
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.554% due 06/25/2033 ~	6	6
SunTrust Adjustable Rate Mortgage Loan Trust 6.850% due 01/25/2037 ~	417	257
Thornburg Mortgage Securities Trust
3.102% due 12/25/2045 •	387	343
7.309% due 10/25/2045 •	585	617
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,760	1,691
5.434% due 05/25/2058 •	2,537	2,598
TTAN 5.276% due 03/15/2038 •	38	38
UWM Mortgage Trust 5.000% due 12/25/2051 •	17,579	16,422
VASA Trust 5.326% due 07/15/2039 •	5,000	4,863
WaMu Mortgage Pass-Through Certificates Trust
4.993% due 01/25/2036 ~	58	56
5.014% due 10/25/2045 •	19	19
5.174% due 11/25/2034 •	1,057	1,019
5.399% due 08/25/2046 •	19	17
5.799% due 06/25/2042 •	129	121
6.000% due 06/25/2034	324	335
Washington Mutual MSC Mortgage Pass-Through Certificates Trust 6.725% due 02/25/2033 ~	2	2

Total Non-Agency Mortgage-Backed Securities (Cost $299,243)		288,154

ASSET-BACKED SECURITIES 6.4%
AUTOMOBILE ABS OTHER 0.1%
GM Financial Consumer Automobile Receivables Trust 4.694% due 03/16/2027 •	4,104	4,103

AUTOMOBILE SEQUENTIAL 1.0%
BMW Vehicle Lease Trust 4.430% due 06/26/2028	8,200	8,252
Chase Auto Owner Trust 5.680% due 01/25/2029	2,000	2,023
Chesapeake Funding LLC 5.520% due 05/15/2036	793	801
Citizens Auto Receivables Trust 5.840% due 01/18/2028	669	673
GLS Auto Receivables Issuer Trust 4.750% due 03/15/2028	1,300	1,301
GM Financial Automobile Leasing Trust 4.660% due 02/21/2028	11,300	11,381
Hertz Vehicle Financing LLC 3.730% due 09/25/2026	11,250	11,234
Oscar U.S. Funding LLC
2.820% due 04/10/2029	18,790	18,527
4.630% due 12/10/2027	581	581
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	235	236
SFS Auto Receivables Securitization Trust
5.470% due 10/20/2028	1,878	1,891
5.710% due 10/20/2027	529	530
Stellantis Financial Underwritten Enhanced Lease Trust 4.630% due 07/20/2027	8,100	8,122

		65,552

CMBS OTHER 2.2%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	3,153	3,159
AREIT Trust 5.551% due 01/20/2037 •	12,715	12,699
BDS Ltd. 5.779% due 12/16/2036 •	11,096	11,111
BSPRT Issuer Ltd. 6.608% due 07/15/2039 •	6,844	6,864
GPMT Ltd.
5.784% due 12/15/2036 •	13,076	12,796
5.929% due 07/16/2035 •	6,461	6,335
LFT CRE Ltd. 5.596% due 06/15/2039 •	6,449	6,450

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

LoanCore Issuer Ltd. 5.726% due 07/15/2036 •		5,215	5,217
MF1 LLC 6.468% due 06/19/2037 •		21,232	21,246
MF1 Ltd. 5.668% due 02/19/2037 •		16,748	16,763
PFP Ltd. 6.586% due 08/19/2035 •		10,402	10,419
Ready Capital Mortgage Financing LLC 5.634% due 11/25/2036 •		600	600
TPG Real Estate Finance Issuer Ltd.
5.628% due 03/15/2038 •		8,766	8,757
5.964% due 02/15/2039 •		20,326	20,370

			142,786

CREDIT CARD BULLET 0.2%
Citibank Credit Card Issuance Trust 5.036% due 08/07/2027 •		12,900	12,907

CREDIT CARD OTHER 0.3%
Synchrony Card Funding LLC 5.740% due 10/15/2029		17,600	17,927

FINANCE CONSUMER LOANS 0.0%
SLM Student Loan Trust 2.525% due 12/15/2033 •	EUR	397	442

HOME EQUITY OTHER 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust 4.946% due 06/15/2031 •		$4	4
Bear Stearns Asset-Backed Securities Trust
5.434% due 11/25/2042 •		110	109
6.234% due 03/25/2043 •		725	708
Centex Home Equity Loan Trust 5.364% due 09/25/2034 •		859	851
Countrywide Asset-Backed Certificates Trust
5.154% due 07/25/2034 •		171	178
5.184% due 03/25/2034 •		247	252
EquiFirst Mortgage Loan Trust 4.914% due 01/25/2034 •		132	129
Fremont Home Loan Trust 4.494% due 01/25/2037 •		164	75
GSAMP Trust 4.504% due 12/25/2036 •		1,276	632
Home Equity Asset Trust 4.994% due 08/25/2036 •		3,860	3,826
HSI Asset Securitization Corp. Trust 4.534% due 10/25/2036 •		28	10
Morgan Stanley ABS Capital, Inc. Trust
4.684% due 05/25/2037 •		2,723	2,456
5.139% due 12/25/2034 •		324	317
Morgan Stanley IXIS Real Estate Capital Trust 4.534% due 11/25/2036 •		13	4
New Century Home Equity Loan Trust 5.154% due 03/25/2035 •		1,882	1,890
NovaStar Mortgage Funding Trust 4.754% due 05/25/2036 •		768	761
RAAC Trust 5.134% due 03/25/2034 •		43	43
Renaissance Home Equity Loan Trust 5.134% due 08/25/2032 •		40	38
Saxon Asset Securities Trust 1.540% due 03/25/2035 •		190	169
Securitized Asset-Backed Receivables LLC Trust
4.554% due 12/25/2036 •		2,760	594
4.694% due 05/25/2037 •		321	246
Soundview Home Loan Trust 4.554% due 11/25/2036 •		1,078	293
Structured Asset Investment Loan Trust
5.139% due 03/25/2034 •		1,464	1,519
5.334% due 09/25/2034 •		74	71

			15,175

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Mid-State Trust 4.864% due 07/15/2038		36	36

WHOLE LOAN COLLATERAL 0.0%
First Franklin Mortgage Loan Trust 5.259% due 05/25/2034 •		700	685

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

GSAMP Trust 3.610% due 11/25/2034 •		831	799
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.994% due 12/25/2035 •		1,382	1,364

			2,848

OTHER ABS 2.4%
AGL CLO Ltd. 5.399% due 12/02/2034 •		1,000	1,000
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		1,300	1,301
Anchorage Capital CLO Ltd. 5.319% due 10/20/2034 •		1,100	1,100
Apidos CLO
5.520% due 04/17/2034 •		1,000	1,000
5.541% due 04/20/2031 •		1,223	1,225
Ares CLO Ltd. 5.433% due 10/28/2034 •		3,900	3,904
Atlas Senior Loan Fund Ltd. 5.379% due 01/18/2035 •		1,800	1,799
Bain Capital Credit CLO Ltd.
0.000% due 07/15/2035 •(b)		1,700	1,701
5.269% due 04/23/2035 •		2,100	2,094
Black Diamond CLO DAC 3.096% due 01/20/2032 •	EUR	376	443
BNPP AM Euro CLO DAC 2.879% due 04/15/2031 •		300	352
Canyon Capital CLO Ltd. 5.266% due 10/15/2034 •		$1,000	1,001
Carlyle Euro CLO DAC 3.033% due 08/15/2032 •	EUR	8,567	10,049
Carlyle Global Market Strategies CLO Ltd. 5.359% due 07/20/2034 •		$2,800	2,803
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •	EUR	126	148
Catamaran CLO Ltd. 5.634% due 04/22/2030 •		$744	744
CIFC Funding Ltd.
5.487% due 10/24/2030 •		6,468	6,470
5.658% due 01/15/2035 •		8,200	8,208
Dryden CLO Ltd. 5.362% due 08/20/2034 •		1,100	1,097
Elevation CLO Ltd. 5.412% due 07/25/2034 •		3,300	3,304
Flatiron CLO Ltd. 5.505% due 11/16/2034 •		916	917
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •		1,000	998
ICG U.S. CLO Ltd. 5.419% due 10/20/2034 •		3,100	3,102
Jamestown CLO Ltd. 5.402% due 07/25/2034 •		1,200	1,197
LCM Ltd. 5.336% due 10/15/2034 •		1,000	997
Madison Park Euro Funding DAC 3.079% due 07/15/2032 •	EUR	4,987	5,859
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		$2,100	2,102
5.319% due 10/19/2034 •		1,000	999
5.514% due 07/27/2031 •		3,126	3,130
Magnetite Ltd. 5.606% due 04/15/2035 •		2,500	2,502
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		544	544
Mountain View CLO LLC 5.562% due 01/16/2031 •		47	47
Neuberger Berman Loan Advisers CLO Ltd. 5.302% due 10/14/2036 •		1,700	1,697
Ocean Trails CLO 5.299% due 07/20/2034 •		3,400	3,401
OCP Euro CLO DAC 3.116% due 09/22/2034 •	EUR	2,370	2,791
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •		$1,700	1,691
Pagaya AI Debt Grantor Trust 5.065% due 03/15/2032		276	276
Pagaya AI Debt Trust 6.660% due 07/15/2031		92	93
Palmer Square European Loan Funding DAC
3.113% due 08/15/2033 •	EUR	925	1,090
3.170% due 10/15/2034 •		1,100	1,292
3.203% due 02/15/2035 •		2,200	2,593
Parallel Ltd. 5.366% due 07/15/2034 •		$1,200	1,198

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

PK ALIFT Loan Funding LP 5.365% due 11/15/2042		1,500	1,507
Saranac CLO Ltd. 6.454% due 06/22/2030 •		22	22
Sculptor CLO Ltd. 5.329% due 07/20/2034 •		800	800
Silver Rock CLO Ltd. 5.309% due 01/20/2035 •		1,200	1,198
SMB Private Education Loan Trust
3.940% due 02/16/2055		11,882	11,575
5.380% due 07/15/2053		2,221	2,269
5.670% due 11/15/2052		8,992	9,240
5.754% due 02/16/2055 •		11,882	11,979
Tikehau CLO DAC 3.456% due 01/20/2037 •	EUR	4,900	5,773
Trinitas CLO Ltd. 5.309% due 07/20/2035 •		$2,000	1,990
Trysail CLO Ltd. 5.511% due 10/20/2033 •		1,000	1,000
Venture CLO Ltd.
5.581% due 07/20/2030 •		1,787	1,784
5.664% due 04/20/2032 •		15,138	15,154
Voya CLO Ltd. 5.329% due 04/20/2034 •		2,300	2,291
Wellfleet CLO Ltd. 0.000% due 04/20/2034 •(b)		700	700

			155,541

Total Asset-Backed Securities (Cost $418,437)			417,317

SOVEREIGN ISSUES 2.6%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	705,600	125,270
0.000% due 04/01/2026 (d)		52,000	8,621
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$11,300	11,829
Israel Government International Bond 5.375% due 02/19/2030		6,300	6,428
Saudi Government International Bond 5.125% due 01/13/2028		16,100	16,373

Total Sovereign Issues (Cost $159,662)			168,521

SHORT-TERM INSTRUMENTS 41.8%
COMMERCIAL PAPER 2.6%
AbbVie, Inc.
4.640% due 07/07/2025		5,400	5,395
4.640% due 07/08/2025		350	350
Air Lease Corp. 4.850% due 07/15/2025		1,250	1,248
Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025		3,800	3,795
4.630% due 07/07/2025		2,000	1,998
4.630% due 07/09/2025		3,435	3,431
4.640% due 07/29/2025		4,450	4,433
4.640% due 07/30/2025		1,900	1,893
4.670% due 07/02/2025		8,800	8,798
4.670% due 07/08/2025		4,750	4,745
Amrize Finance U.S. LLC
4.670% due 07/15/2025		1,250	1,248
4.670% due 07/16/2025		11,200	11,177
Bacardi-Martini BV
4.950% due 07/03/2025		1,050	1,050
4.950% due 07/10/2025		1,300	1,298
Broadcom, Inc. 4.730% due 07/10/2025		7,250	7,241
Canadian Natural Resources Ltd.
4.830% due 07/11/2025		850	849
4.900% due 08/06/2025 (b)		11,550	11,494
CBRE Services, Inc.
4.640% due 07/24/2025		4,100	4,087
4.690% due 07/10/2025		2,100	2,097
4.710% due 07/10/2025		1,400	1,398
Crown Castle, Inc.
5.030% due 07/22/2025		19,800	19,739
5.030% due 07/24/2025		5,950	5,930
CVS Health Corp.
4.920% due 07/14/2025		9,499	9,481
4.920% due 07/15/2025		2,300	2,295
Dominion Energy, Inc.
4.600% due 07/18/2025		2,000	1,995
4.600% due 08/01/2025		1,850	1,842
Equifax, Inc. 4.620% due 07/17/2025		400	399

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Global Payments, Inc. 5.000% due 07/01/2025	1,200	1,200
Harley-Davidson Financial Services, Inc. 5.070% due 08/04/2025	700	697
HCA, Inc. 4.950% due 08/15/2025	850	845
Intel Corp. 4.590% due 07/03/2025	10,100	10,096
Intercontinental Exchange, Inc. 4.600% due 07/02/2025	300	300
JABIL, Inc. 4.860% due 07/02/2025	1,050	1,050
Jones Lang LaSalle Finance BV
4.650% due 07/14/2025	950	948
4.720% due 07/07/2025	2,500	2,498
4.720% due 07/09/2025	4,800	4,794
4.720% due 07/16/2025	1,050	1,048
Mondelez International, Inc. 4.570% due 08/11/2025	2,750	2,735
NextEra Energy Capital Holdings, Inc.
4.600% due 07/28/2025	6,700	6,676
4.600% due 07/29/2025	2,500	2,491
4.610% due 08/25/2025 (b)	650	645
4.610% due 08/28/2025 (b)	300	298
Northrop Grumman Corp. 4.690% due 07/24/2025	6,500	6,480
ONEOK, Inc.
4.600% due 07/11/2025	350	350
4.600% due 07/14/2025	350	349
RTX Corp. 4.660% due 07/15/2025	2,350	2,345
Targa Resources Corp. 4.700% due 07/29/2025	5,600	5,577
TELUS Corp. 4.990% due 09/04/2025	1,200	1,190

		172,318

	SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	1,080,747	1,081

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (h) 39.1%		2,550,900

U.S. TREASURY BILLS 0.1%
4.303% due 07/03/2025 - 10/07/2025 (c)(d)(l)	$2,789	2,769

Total Short-Term Instruments (Cost $2,727,091)		2,727,068

Total Investments in Securities (Cost $8,145,705)		8,098,430

	SHARES
INVESTMENTS IN AFFILIATES 13.3%
SHORT-TERM INSTRUMENTS 13.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.3%
PIMCO Short Asset Portfolio	75,508,867	739,685
PIMCO Short-Term Floating NAV Portfolio III	13,228,893	128,810

Total Short-Term Instruments (Cost $866,287)		868,495

Total Investments in Affiliates (Cost $866,287)		868,495

Total Investments 137.4% (Cost $9,011,992)		$8,966,925
Financial Derivative Instruments (i)(k) (0.3)%(Cost or Premiums, net $(6,061))		(16,837)
Other Assets and Liabilities, net (37.1)%		(2,421,942)

Net Assets 100.0%		$6,528,146

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								When-issued security.
(c)								Coupon represents a weighted average yield to maturity.
(d)								Zero coupon security.
(e)								Principal amount of security is adjusted for inflation.
(f)								Coupon represents a 7-Day Yield.
(g)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Hardwood Funding LLC				4.840%	06/07/2028	03/14/2024		$1,500	$1,509	0.02%
National Football League				5.480	10/05/2028	03/11/2025		2,400	2,442	0.04

								$3,900	$3,951	0.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$565,500	U.S. Treasury Notes 3.375% due 09/15/2027			$(577,384)	$565,500	$565,570
	4.470	06/30/2025	07/01/2025	350,000	U.S. Treasury Notes 4.625% due 06/15/2027			(357,453)	350,000	350,044
	4.470	07/01/2025	07/02/2025	272,200	U.S. Treasury Bonds 4.500% due 02/15/2044			(277,769)	272,200	272,200
FICC STR	4.400	06/30/2025	07/01/2025	3,000	U.S. Treasury Notes 3.750% due 06/30/2027			(3,060)	3,000	3,000
SAL	4.410	06/30/2025	07/01/2025	459,200	U.S.Treasury Bills 0.000% due 06/11/2026			(468,680)	459,200	459,256
	4.410	07/01/2025	07/02/2025	901,000	U.S. Treasury Notes 3.875% - 4.500% due 05/15/2027 - 05/31/2027			(919,398)	901,000	901,000

Total Repurchase Agreements								$(2,603,744)	$2,550,900	$2,551,070

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (8.0)%
Uniform Mortgage-Backed Security, TBA						3.000%	07/01/2055	$96,700	$(82,569)	$(83,689)
Uniform Mortgage-Backed Security, TBA						3.000	08/01/2055	322,000	(272,958)	(278,601)
Uniform Mortgage-Backed Security, TBA						3.500	08/01/2055	176,500	(157,898)	(158,879)

Total Short Sales (8.0)%									$(513,425)	$(521,169)

(1)								Includes accrued interest.
(i)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures					$110.750	07/25/2025	63	$63	$(13)	$(13)
Call - CBOE U.S. Treasury 10-Year Note August Futures					113.250	07/25/2025	63	63	(16)	(19)
Put - EUREX Euro-Bobl July 2025 Futures					117.250	07/25/2025	14	14	(3)	(3)
Call - EUREX Euro-Bobl July 2025 Futures					118.500	07/25/2025	14	14	(3)	(2)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	8	8	(4)	(3)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	8	8	(4)	(1)

$(43)	$(41)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	6	$6	$(2)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	38	38	(13)	(3)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	154	154	(38)	(19)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	38	38	(12)	(20)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	154	154	(48)	(67)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	6	6	(2)	(5)

$(115)	$(114)

Total Written Options	$(158)	$(155)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	22	$3,050	$(14)	$2	$(7)
Euro-Bund September Futures	09/2025	14	2,146	(17)	1	(6)
U.S. Treasury 2-Year Note September Futures	09/2025	25,234	5,249,263	20,319	1,360	(11)
U.S. Treasury 5-Year Note September Futures	09/2025	7,178	782,402	8,102	953	0

$28,390	$2,316	$(24)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	1,455	$(163,142)	$(2,992)	$0	$(455)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	5,548	(633,946)	(12,939)	0	(2,687)

$(15,931)	$0	$(3,142)

Total Futures Contracts	$12,459	$2,316	$(3,166)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	3,800	$22	$(4)	$18	$1	$0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	$2,350	15	1	16	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290	8,400	53	6	59	0	0

$90	$3	$93	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$2,400	$34	$20	$54	$1	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	189,200	$(6,032)	$3,679	$(2,353)	$0	$(10)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	1,400	(4)	(7)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$94,980	646	141	787	6	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	150,400	(572)	(3,382)	(3,954)	51	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	64,400	143	(826)	(683)	0	(92)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	9,900	(19)	(147)	(166)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	24,690	0	24	24	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	18,500	0	15	15	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	12,900	0	(42)	(42)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	8,500	0	(47)	(47)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	6,900	0	(43)	(43)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,200	0	(15)	(15)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	26,300	0	(181)	(181)	0	(49)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	19,400	0	(136)	(136)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	25,400	0	(228)	(228)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	2,900	0	(27)	(27)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	9,300	0	(90)	(90)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	13,700	0	(140)	(140)	0	(25)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	283,600	27	(4,363)	(4,336)	0	(734)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	34,710	3,582	415	3,997	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	1,160	(4)	(8)	(12)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	2,200	(8)	(11)	(19)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	700	(2)	13	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	2,700	(10)	53	43	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	2,700	(10)	51	41	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	500	(2)	8	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	2,500	(9)	57	48	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	2,200	(9)	71	62	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	2,500	(10)	80	70	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	300	(1)	14	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,500	(7)	71	64	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	2,500	(11)	109	98	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,000	(4)	43	39	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	1,000	(4)	47	43	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	1,390	(5)	63	58	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	500	(2)	(11)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	1,250	(5)	(15)	(20)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	3,700	(13)	(53)	(66)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	1,300	(5)	(14)	(19)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	5,600	(19)	(65)	(84)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	3,500	(12)	(48)	(60)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	2,500	(7)	(37)	(44)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	5,400	(15)	(113)	(128)	0	(21)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		5,700	(17)	(96)	(113)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,700	(11)	(48)	(59)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		57,100	1,217	924	2,141	0	(227)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029	EUR	2,400	(3)	(86)	(89)	3	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,700	(3)	(11)	(14)	2	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		1,700	(5)	(44)	(49)	3	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,400	(4)	(22)	(26)	3	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,030	(3)	(16)	(19)	2	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		1,900	(7)	22	15	4	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,100	(4)	11	7	2	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,300	(5)	9	4	3	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		2,100	(8)	19	11	4	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,300	(4)	22	18	3	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		3,500	(7)	(67)	(74)	3	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		800	(2)	17	15	2	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		2,700	(7)	(38)	(45)	0	(5)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		700	(2)	(7)	(9)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		2,000	(5)	10	5	0	(4)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,400	(4)	(6)	(10)	0	(3)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,900	(5)	(20)	(25)	0	(4)

							$(1,293)	$(4,525)	$(5,818)	$91	$(1,721)

Total Swap Agreements							$(1,169)	$(4,502)	$(5,671)	$93	$(1,721)

(j)	Securities with an aggregate market value of $42,049 and cash of $18,513 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Future styled option variation margin asset of $3 and liability of $(2) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		07/2025		CNH	544			$75	$0		$(1)
		07/2025			$75		AUD	116	1		0
		07/2025			3,117		NZD	5,179	40		0
		08/2025		AUD	116			$75	0		(1)
		08/2025		CNH	41,330			5,787	0		(9)
		08/2025		NZD	5,179			3,120	0		(40)
BOA		07/2025		EUR	56,316			64,035	0		(2,303)
		07/2025		IDR	105,662,038			6,476	0		(39)
		07/2025		SGD	11			9	0		0
		07/2025			$4,446		KRW	6,060,804	37		0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	CNH	10,165		$1,421	0	(5)
	08/2025	TWD	746		23	0	(3)
	08/2025		$6,989	CNH	49,972	18	0
	08/2025		9	SGD	11	0	0
BPS	07/2025	BRL	813		$149	0	(1)
	07/2025	THB	755		23	0	0
	07/2025	TWD	132,468		4,070	0	(490)
	07/2025		$143	BRL	813	7	0
	07/2025		1,820	IDR	29,704,507	12	0
	07/2025		1,210	THB	40,039	23	0
	07/2025		13	TWD	380	0	0
	08/2025	CNH	36,114		$5,056	0	(8)
	08/2025	INR	1,096		13	0	0
	08/2025	TWD	732		23	0	(3)
	08/2025		$7,143	CNH	50,946	1	0
	08/2025		2	JPY	247	0	0
	08/2025		287	TWD	9,384	40	0
	10/2025	BRL	169,071		$28,103	0	(2,306)
BRC	07/2025	ILS	1,329		394	0	(1)
	07/2025	KRW	123,858		90	0	(2)
	07/2025	NOK	199		20	0	0
	07/2025		$5,660	GBP	4,160	50	0
	07/2025		794	ILS	2,763	27	0
	07/2025		26	JPY	3,712	0	0
	07/2025		35	KRW	47,550	1	0
	07/2025		130	PLN	485	5	0
	07/2025		5,185	ZAR	93,718	101	0
	08/2025	GBP	4,160		$5,661	0	(50)
BSH	07/2025		$533	DKK	3,501	20	0
CBK	07/2025	KRW	12,526,325		$9,114	0	(151)
	07/2025	THB	39,533		1,189	0	(29)
	07/2025	TWD	34,380		1,055	0	(129)
	07/2025		$756	IDR	12,303,347	3	0
	07/2025		3,436	KRW	4,706,680	46	0
	07/2025		476	THB	15,892	13	0
	07/2025		17,303	TWD	514,237	402	0
	08/2025	CNH	173		$24	0	0
	08/2025	INR	6,334		73	0	0
	08/2025	TWD	73,346		2,264	0	(286)
	08/2025		$5,436	CNH	39,366	84	0
	08/2025		911	INR	78,434	2	0
	08/2025		35	TWD	1,156	5	0
DUB	07/2025	DKK	2,635		$414	0	(2)
	07/2025		$67,594	EUR	58,266	1,040	0
	07/2025		387	ILS	1,342	11	0
	07/2025		450	TWD	13,374	10	0
	08/2025	EUR	58,138		$67,594	0	(1,039)
	08/2025	INR	3,775		44	0	0
	08/2025		$414	DKK	2,628	2	0
	09/2025		1	MXN	10	0	0
FAR	07/2025	AUD	116		$75	0	(2)
	07/2025	BRL	377,799		66,079	0	(3,457)
	07/2025	CHF	1,761		2,139	0	(81)
	07/2025	CNH	276		38	0	0
	07/2025	DKK	3,581		563	0	(3)
	07/2025	JPY	1,169,431		8,034	0	(87)
	07/2025	SGD	4		3	0	0
	07/2025		$69,144	BRL	377,799	392	0
	07/2025		2,197	CHF	1,759	20	0
	07/2025		14,274	JPY	2,047,715	0	(54)
	07/2025		666	NZD	1,115	13	0
	08/2025	CHF	1,752		$2,197	0	(20)
	08/2025	CNH	38,118		5,327	0	(18)
	08/2025	INR	1,808		21	0	0
	08/2025		$563	DKK	3,572	3	0
	08/2025		8,034	JPY	1,165,131	87	0
	08/2025		3	SGD	4	0	0
	09/2025	BRL	39,786		$7,095	0	(117)
	09/2025	MXN	8,535		438	0	(13)
GLM	07/2025	TWD	930,031		28,594	0	(3,426)
	07/2025		$179	IDR	2,912,796	1	0
	07/2025		22	ZAR	391	0	0
	08/2025		885	TWD	29,049	125	0
	10/2025	BRL	517,928		$84,766	0	(8,390)
JPM	07/2025	CNH	524		73	0	(1)
	07/2025	NZD	6,294		3,754	0	(83)
	07/2025	SGD	7		6	0	0
	07/2025	TWD	5,121		159	0	(17)
	07/2025		$411	DKK	2,713	18	0
	07/2025		286	KRW	391,941	4	0
	07/2025		1,388	PLN	5,214	58	0
	07/2025		60	SGD	77	1	0
	07/2025		2,158	TWD	64,076	48	0
	07/2025		1,487	ZAR	26,573	12	0
	08/2025	CNH	39,183		$5,480	0	(15)
	08/2025	INR	1,222		14	0	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	TWD	82,631	2,542	0	(330)
08/2025	$7,209	CNH	51,523	16	0
08/2025	6	SGD	7	0	0
08/2025	16	TWD	524	2	0
04/2026	BRL	52,000	$8,822	0	(124)
MBC	07/2025	CAD	3,315	2,414	0	(21)
07/2025	CNH	251	35	0	0
07/2025	EUR	1,950	2,239	0	(58)
07/2025	SGD	192	149	0	(3)
07/2025	THB	19,845	600	0	(12)
07/2025	TWD	681	21	0	(3)
07/2025	$2,413	CAD	3,317	23	0
07/2025	1,216	GBP	897	16	0
07/2025	151	IDR	2,445,827	0	0
07/2025	625	JPY	89,823	0	(1)
07/2025	996	PLN	3,728	39	0
07/2025	144	SGD	185	1	0
07/2025	714	THB	23,811	19	0
07/2025	1,992	TWD	63,118	181	0
08/2025	CAD	3,311	$2,413	0	(23)
08/2025	CNH	11,833	1,649	0	(10)
08/2025	TWD	45,297	1,419	0	(156)
08/2025	$3,612	CNH	26,114	50	0
08/2025	9	JPY	1,314	0	0
08/2025	149	SGD	192	3	0
08/2025	18	TWD	574	2	0
MYI	07/2025	JPY	393,254	$2,698	0	(33)
07/2025	$320	JPY	46,257	1	0
07/2025	187	NOK	1,882	0	0
08/2025	CNH	38,852	$5,427	0	(21)
08/2025	NOK	1,882	187	0	0
08/2025	$2,698	JPY	391,809	33	0
10/2025	BRL	18,539	$3,049	0	(286)
NGF	07/2025	$2,139	IDR	34,862,603	11	0
RYL	08/2025	3,053	CNH	22,164	55	0
SCX	07/2025	JPY	4,381	$30	0	0
07/2025	SGD	38	30	0	0
07/2025	$831	IDR	13,546,530	4	0
07/2025	6	ILS	20	0	0
07/2025	19,467	TWD	576,104	368	0
08/2025	CNH	66,936	$9,370	0	(16)
08/2025	INR	1,266	15	0	0
08/2025	$6,042	CNH	43,749	92	0
08/2025	30	JPY	4,365	0	0
08/2025	30	SGD	38	0	0
08/2025	10	TWD	343	1	0
SOG	07/2025	JPY	649,056	$4,496	0	(11)
07/2025	$20	NOK	196	0	0
08/2025	NOK	196	$20	0	0
08/2025	$4,496	JPY	646,674	11	0
SSB	07/2025	GBP	5,057	$6,847	0	(94)
07/2025	$57,775	BRL	337,900	4,417	0
UAG	07/2025	NOK	1,879	$185	0	(1)
07/2025	THB	3,204	96	0	(2)
07/2025	$57	ILS	203	4	0
07/2025	209	JPY	30,182	1	0

Total Forward Foreign Currency Contracts	$8,133	$(23,887)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	235,400	$1,262	$815
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	568,400	3,467	493
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	675,000	810	0

Total Purchased Options	$5,539	$1,308

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	4,800	$(7)	$0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	6,000	(7)	(1)

$(14)	$(1)

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	2,800	$(9)	$(26)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	2,800	(9)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	2,000	(6)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	2,000	(6)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	4,500	(14)	(35)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	4,500	(14)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	3,200	(10)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	3,200	(10)	(6)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	2,400	(9)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	2,400	(8)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	2,600	(9)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	2,600	(8)	(5)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	1,400	(4)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	1,400	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	1,000	(3)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	1,000	(3)	(2)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	235,400	(480)	(138)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	235,400	(786)	(327)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	568,400	(1,307)	(9)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	568,400	(2,160)	(60)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	3,700	(14)	(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	3,700	(14)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	3,300	(11)	(34)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	3,300	(11)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	600	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	6,000	(19)	(53)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	6,000	(19)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	2,800	(8)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	2,800	(8)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	2,200	(7)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	2,200	(6)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	1,500	(5)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	1,500	(5)	(2)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	2,500	(8)	(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	2,500	(8)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	6,000	(22)	(25)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	6,000	(22)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	2,700	(10)	(14)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	2,700	(10)	0

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.669	07/07/2025	2,600	(10)		(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	4.019	07/07/2025	2,600	(10)		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.664	07/14/2025	3,700	(11)		(18)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	4.064	07/14/2025	3,700	(11)		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.697	07/16/2025	3,500	(10)		(24)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	4.097	07/16/2025	3,500	(10)		(1)

								$(5,132)		$(924)

Total Written Options								$(5,146)		$(925)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	0.750%	$38,000	$(1,834)	$1,982	$148	$0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	3,000	(144)	136	0	(8)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	600	(53)	49	0	(4)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	1,800	(88)	87	0	(1)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	7,200	(352)	349	0	(3)
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.162	1,800	(65)	60	0	(5)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	9,200	(444)	480	36	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	1,100	(40)	37	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.344	600	(53)	48	0	(5)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.720	11,400	1,594	(649)	945	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	1,600	(14)	7	0	(7)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	9,400	(424)	398	0	(26)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.344	10,800	(963)	881	0	(82)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	46,800	(2,247)	2,429	182	0

Total Swap Agreements							$(5,127)	$6,294	$1,311	$(144)

(l)

Securities with an aggregate market value of $18,491 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)							Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO Low Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$528,342	$1,509	$529,851
Industrials	0	207,243	2,442	209,685
Utilities	0	45,279	0	45,279
U.S. Government Agencies	0	2,693,768	8,010	2,701,778
U.S. Treasury Obligations	0	1,010,777	0	1,010,777
Non-Agency Mortgage-Backed Securities	0	288,154	0	288,154
Asset-Backed Securities
Automobile ABS Other	0	4,103	0	4,103
Automobile Sequential	0	65,552	0	65,552
CMBS Other	0	142,786	0	142,786
Credit Card Bullet	0	12,907	0	12,907
Credit Card Other	0	17,927	0	17,927
Finance Consumer Loans	0	442	0	442
Home Equity Other	0	15,175	0	15,175
Manufacturing House Sequential	0	36	0	36
Whole Loan Collateral	0	2,848	0	2,848
Other ABS	0	155,541	0	155,541
Sovereign Issues	0	168,521	0	168,521
Short-Term Instruments
Commercial Paper	0	172,318	0	172,318
Mutual Funds	0	1,081	0	1,081
Repurchase Agreements	0	2,550,900	0	2,550,900
U.S. Treasury Bills	0	2,769	0	2,769

	$0	$8,086,469	$11,961	$8,098,430
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$868,495	$0	$0	$868,495

Total Investments	$868,495	$8,086,469	$11,961	$8,966,925

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(521,169)	$0	$(521,169)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	2,406	0	2,409
Over the counter	0	10,752	0	10,752

	$3	$13,158	$0	$13,161
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(5,020)	0	(5,042)
Over the counter	0	(24,956)	0	(24,956)

	$(22)	$(29,976)	$0	$(29,998)

Total Financial Derivative Instruments	$(19)	$(16,818)	$0	$(16,837)

Totals	$868,476	$7,548,482	$11,961	$8,428,919

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Low Duration Fund II	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
CORPORATE BONDS & NOTES 7.4%
BANKING & FINANCE 4.0%
Athene Global Funding 5.097% due 07/16/2026 •	$700	$701
Bank of America Corp. 4.623% due 05/09/2029 •	600	604
Citibank NA
4.876% due 11/19/2027 •	300	302
5.438% due 04/30/2026	900	907
Goldman Sachs Group, Inc. 5.798% due 08/10/2026 •	1,600	1,602
JPMorgan Chase & Co.
5.171% due 09/22/2027 ~	1,000	1,003
5.280% due 07/22/2028 ~	600	602
Metropolitan Life Global Funding 0.950% due 07/02/2025	1,300	1,300
Morgan Stanley Bank NA 4.968% due 07/14/2028 •	300	304
Pricoa Global Funding 4.200% due 08/28/2025	900	899
Protective Life Global Funding 4.850% due 07/22/2026 ~	400	400
Toyota Motor Credit Corp. 4.550% due 08/07/2026	300	301
Wells Fargo & Co.
4.970% due 04/23/2029 •	200	203
5.707% due 04/22/2028 •	800	818
Wells Fargo Bank NA 5.254% due 12/11/2026	800	812

		10,758

INDUSTRIALS 2.6%
AbbVie, Inc. 4.800% due 03/15/2027	1,000	1,010
American Airlines Pass-Through Trust 3.575% due 07/15/2029	894	866
BMW U.S. Capital LLC
4.750% due 03/21/2028	500	506
5.050% due 08/11/2028	400	408
Hyundai Capital America
1.800% due 01/10/2028	100	93
4.875% due 06/23/2027	300	302
5.300% due 03/19/2027	1,000	1,011
International Business Machines Corp. 4.650% due 02/10/2028	600	607
Mars, Inc. 4.450% due 03/01/2027	200	201
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028	450	454
4.900% due 11/15/2027	150	152
Philip Morris International, Inc. 4.125% due 04/28/2028	600	599
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027	500	502
5.050% due 03/27/2028	400	402

		7,113

UTILITIES 0.8%
NextEra Energy Capital Holdings, Inc. 5.159% due 02/04/2028 ~	200	201
Niagara Mohawk Power Corp. 4.278% due 12/15/2028	1,100	1,092

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

Southern California Edison Co. 5.350% due 03/01/2026	900	905

		2,198

Total Corporate Bonds & Notes (Cost $20,091)		20,069

U.S. GOVERNMENT AGENCIES 46.1%
Fannie Mae
1.830% due 01/25/2040 •(a)	517	50
2.000% due 06/25/2042 - 11/25/2046	1,296	1,219
2.080% due 10/01/2026	200	195
2.500% due 11/01/2027 - 06/01/2028	241	237
3.000% due 04/01/2027 - 06/01/2028	53	52
3.150% due 03/01/2026	600	594
3.590% due 12/01/2025	600	596
4.000% due 01/25/2033	1	1
4.410% due 09/01/2028 •	3	3
4.430% due 08/01/2028	500	507
4.500% due 01/01/2036	122	121
4.735% due 12/25/2042 ~	24	25
4.864% due 03/25/2049 •	446	442
4.870% due 10/25/2030 •	6	6
5.150% due 01/25/2051 •	382	382
5.205% due 03/25/2055 •	485	485
5.465% due 03/25/2055 •	477	477
5.697% due 07/01/2042 •	19	19
5.747% due 09/01/2041 •	54	54
5.805% due 12/25/2054 •	824	831
5.897% due 08/01/2030 •	23	23
6.375% due 01/01/2035 •	12	12
6.703% due 07/01/2035 •	2	3
6.810% due 06/01/2035 •	47	48
7.018% due 05/01/2038 •	77	80
7.037% due 11/01/2034 •	50	52
Freddie Mac
0.000% due 05/15/2037 (b)(c)	31	29
0.650% due 10/22/2025 - 10/27/2025	10,600	10,478
0.680% due 08/06/2025	8,300	8,268
0.800% due 10/28/2026	2,600	2,494
2.032% due 04/15/2037 •(a)	452	48
2.611% due 08/15/2044 •	201	206
2.920% due 01/25/2026	59	58
3.000% due 01/01/2027 - 05/01/2029	36	36
3.250% due 10/25/2033	239	238
4.000% due 08/01/2048	898	852
4.814% due 07/15/2044 •	194	191
4.862% due 08/25/2027 •	500	500
4.864% due 12/15/2042 •	261	258
4.968% due 07/15/2041 •	228	227
5.138% due 05/15/2037 •	100	100
5.150% due 03/15/2050 •	445	440
5.245% due 11/25/2054 •	472	471
5.250% due 12/15/2050 •	313	312
5.255% due 03/25/2055 •	466	462
5.275% due 08/25/2054 •	627	628
5.404% due 07/25/2055 •	500	500
5.455% due 03/25/2055 •	444	445
5.500% due 01/25/2047	270	272
5.599% due 02/25/2045 •	164	159
5.705% due 03/25/2055 •	461	463
6.500% due 07/25/2043	232	241
6.886% due 07/01/2035 •	9	9
Ginnie Mae
3.000% due 03/20/2030 - 06/20/2030	126	124
4.500% due 08/20/2048	831	810
4.625% due 07/20/2030 •	10	10
4.750% (H15T1Y + 1.500%) due 10/20/2025 ~	1	1
4.875% due 04/20/2027 - 05/20/2027 •	7	7
4.893% due 06/20/2065 •	49	49
4.946% due 07/20/2067 •	281	281
4.952% due 02/20/2074 •	362	362
5.046% due 03/20/2065 •	512	512
5.076% due 03/20/2065 •	364	364
5.102% due 04/20/2072 •	496	494
5.202% due 01/20/2073 - 08/20/2073 •	1,566	1,571
5.216% due 10/20/2066 •	268	268
5.246% due 05/20/2066 - 07/20/2066 •	261	262
5.296% due 04/20/2066 •	375	377
5.302% due 05/20/2073 •	949	959
5.346% due 04/20/2066 - 09/20/2069 •	802	805
5.402% due 05/20/2073 •	1,040	1,057
5.452% due 05/20/2073 •	768	776
5.462% due 11/20/2072 •	494	502
5.472% due 11/20/2072 •	600	611
5.696% due 08/20/2070 •	1,143	1,162
5.802% due 08/20/2071 •	493	503

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

6.111% due 09/20/2067 •	932	947
Uniform Mortgage-Backed Security
2.500% due 05/01/2028 - 12/01/2032	640	621
3.000% due 12/01/2026 - 04/01/2052	14,237	12,445
3.500% due 05/01/2032 - 11/01/2047	5,014	4,634
4.000% due 08/01/2048 - 08/01/2052	8,152	7,605
4.500% due 07/01/2025 - 05/01/2034	707	703
5.000% due 06/01/2053 - 08/01/2053	3,969	3,907
6.000% due 04/01/2055	799	823
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2055	900	746
5.000% due 08/01/2055	24,200	23,704
5.500% due 08/01/2055	2,000	1,998
6.000% due 08/01/2055	19,200	19,494

Total U.S. Government Agencies (Cost $125,995)		124,393

U.S. TREASURY OBLIGATIONS 20.2%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025	247	246
0.375% due 07/15/2025	1,353	1,352
0.625% due 07/15/2032	1,546	1,442
1.125% due 01/15/2033	2,261	2,162
U.S. Treasury Notes
3.625% due 05/15/2026	40,200	40,054
3.875% due 01/15/2026	7,400	7,391
4.875% due 04/30/2026	1,900	1,912

Total U.S. Treasury Obligations (Cost $54,617)		54,559

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
280 Park Avenue Mortgage Trust 5.492% due 09/15/2034 •	900	892
Atrium Hotel Portfolio Trust 5.539% due 12/15/2036 •	793	776
BAMLL Commercial Mortgage Securities Trust 5.476% due 09/15/2038 •	900	861
Banc of America Funding Trust 5.490% due 05/25/2035 ~	89	83
Barclays Commercial Mortgage Securities Trust
3.662% due 04/15/2055 ~	1,700	1,563
5.609% due 07/15/2037 •	900	879
BCP Trust 5.225% due 06/15/2038 •	900	812
Bear Stearns Adjustable Rate Mortgage Trust
4.725% due 02/25/2036 ~	1	1
5.939% due 01/25/2034 ~	18	17
Bear Stearns ALT-A Trust 5.467% due 05/25/2035 ~	66	63
BX Trust 5.061% due 04/15/2039 •	337	336
Citigroup Mortgage Loan Trust, Inc.
6.080% due 09/25/2035 •	9	10
6.180% due 09/25/2035 •	6	5
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •	746	733
COMM Mortgage Trust
5.359% due 06/15/2034 •	900	861
5.726% due 12/15/2038 •	740	731
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 11/25/2034 ~	22	21
5.395% due 02/20/2035 ~	4	4
6.248% due 02/20/2036 •	147	136
Credit Suisse First Boston Mortgage Securities Corp. 5.063% due 03/25/2032 ~	10	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.826% due 07/15/2038 •	100	90
CRSNT Trust 5.254% due 04/15/2036 •	1,300	1,284
DROP Mortgage Trust 5.576% due 10/15/2043 •	1,100	1,068
Extended Stay America Trust 5.506% due 07/15/2038 •	772	773
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	750	612
3.000% due 09/25/2052 ~	829	707
GSR Mortgage Loan Trust
4.857% due 06/25/2034 ~	129	126
5.293% due 09/25/2035 ~	82	79
Impac CMB Trust 5.134% due 02/25/2036 •	221	210
JP Morgan Chase Commercial Mortgage Securities Trust 5.776% due 12/15/2036 •	900	565
JP Morgan Mortgage Trust 7.534% due 04/25/2035 ~	15	15

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 6.043% due 11/21/2034 ~	130	125
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.286% due 08/15/2032 •	207	205
Merrill Lynch Mortgage Investors Trust 5.519% due 02/25/2035 ~	42	40
New Orleans Hotel Trust 5.348% due 04/15/2032 •	900	894
OBX Trust
3.000% due 01/25/2052 ~	708	603
5.000% due 10/25/2051 •	784	732
One Market Plaza Trust 3.614% due 02/10/2032	1,315	1,257
Prime Mortgage Trust 4.834% due 02/25/2034 •	5	4
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •	1,900	1,893
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~	19	19
4.694% due 03/25/2037 •	94	35
4.932% due 07/19/2035 •	18	17
5.092% due 09/19/2032 •	6	6
5.192% due 05/19/2035 •	219	214
UWM Mortgage Trust 5.000% due 12/25/2051 •	788	736
WaMu Mortgage Pass-Through Certificates Trust
4.974% due 07/25/2045 •	22	22
4.974% due 12/25/2045 •	22	23
5.014% due 10/25/2045 •	14	14
5.469% due 01/25/2046 •	120	114
5.799% due 06/25/2042 •	5	5
Wells Fargo Mortgage-Backed Securities Trust 3.920% due 11/25/2048 ~	512	490

Total Non-Agency Mortgage-Backed Securities (Cost $22,916)		21,771

ASSET-BACKED SECURITIES 4.6%
AUTOMOBILE ABS OTHER 0.3%
Chesapeake Funding LLC 5.074% due 05/15/2036 •	528	528
GM Financial Consumer Automobile Receivables Trust 4.694% due 03/16/2027 •	243	243

		771

AUTOMOBILE SEQUENTIAL 1.5%
CarMax Auto Owner Trust 3.490% due 02/16/2027	132	132
Carvana Auto Receivables Trust 5.420% due 04/10/2028	617	619
Chase Auto Owner Trust 5.480% due 04/26/2027	140	140
Chesapeake Funding LLC 5.520% due 05/15/2036	528	534
FCCU Auto Receivables Trust 5.760% due 11/15/2027	292	293
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	500	508
GM Financial Automobile Leasing Trust 4.660% due 02/21/2028	500	504
Hertz Vehicle Financing LLC 3.730% due 09/25/2026	450	449
LAD Auto Receivables Trust 5.210% due 06/15/2027	67	67
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	217	217
Santander Drive Auto Receivables Trust 5.410% due 07/15/2027	284	284
SFS Auto Receivables Securitization Trust 5.710% due 10/20/2027	294	295

		4,042

CMBS OTHER 1.0%
BDS LLC 6.121% due 03/19/2039 •	1,133	1,136
FS Rialto Issuer LLC 6.202% due 01/19/2039 •	371	372
MF1 LLC 6.468% due 06/19/2037 •	849	850

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

Ready Capital Mortgage Financing LLC 5.634% due 11/25/2036 •	216	216

		2,574

CREDIT CARD BULLET 0.3%
Citibank Credit Card Issuance Trust 5.036% due 08/07/2027 •	900	900

CREDIT CARD OTHER 0.4%
Synchrony Card Funding LLC 5.740% due 10/15/2029	1,000	1,019

HOME EQUITY OTHER 0.0%
Asset-Backed Securities Corp. Home Equity Loan Trust 6.076% due 03/15/2032 •	18	18
Credit-Based Asset Servicing & Securitization Trust 4.554% due 11/25/2036 •	11	5
Fremont Home Loan Trust 4.494% due 01/25/2037 •	6	3
GSAMP Trust 4.504% due 12/25/2036 •	40	20
HSI Asset Loan Obligation Trust 4.554% due 12/25/2036 •	69	20
Securitized Asset-Backed Receivables LLC Trust 4.554% due 12/25/2036 •	78	17

		83

OTHER ABS 1.1%
Mosaic Solar Loan Trust 2.640% due 01/20/2053	607	522
Navient Private Education Loan Trust 5.876% due 07/16/2040 •	307	309
Pagaya AI Debt Trust 6.258% due 10/15/2031	251	252
SMB Private Education Loan Trust
3.940% due 02/16/2055	480	467
5.670% due 11/15/2052	527	541
5.754% due 02/16/2055 •	480	484
Stonepeak ABS 2.301% due 02/28/2033	314	301

		2,876

Total Asset-Backed Securities (Cost $12,419)		12,265

	SHARES
SHORT-TERM INSTRUMENTS 14.0%
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (e)	1,135,300	1,135

	PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (f) 13.6%		36,800

Total Short-Term Instruments (Cost $37,935)		37,935

Total Investments in Securities (Cost $273,973)		270,992

	SHARES
INVESTMENTS IN AFFILIATES 15.9%
SHORT-TERM INSTRUMENTS 15.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 15.9%
PIMCO Short Asset Portfolio	3,825,222	37,472
PIMCO Short-Term Floating NAV Portfolio III	556,848	5,422

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $42,480)	42,894

Total Investments in Affiliates (Cost $42,480)	42,894

Total Investments 116.3% (Cost $316,453)	$313,886
Financial Derivative Instruments (g)(h) (0.0)%(Cost or Premiums, net $650)	(86)
Other Assets and Liabilities, net (16.3)%	(43,815)

Net Assets 100.0%	$269,985

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.410%	06/30/2025	07/01/2025	$36,800	U.S.Treasury Bills 0.000% due 10/07/2025	$(37,551)	$36,800	$36,805

Total Repurchase Agreements	$(37,551)	$36,800	$36,805

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (7.9)%
Uniform Mortgage-Backed Security, TBA	3.000%	07/01/2055	$15,100	$(12,822)	$(13,068)
Uniform Mortgage-Backed Security, TBA	3.500	08/01/2055	5,200	(4,652)	(4,681)
Uniform Mortgage-Backed Security, TBA	4.000	08/01/2055	3,900	(3,589)	(3,626)

Total Short Sales (7.9)%	$(21,063)	$(21,375)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	3	$3	$(1)	$0
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	3	3	(1)	(1)

$(2)	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.500	07/25/2025	2	$2	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	7	7	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	2	2	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	7	7	(2)	(3)

$(5)	$(5)

Total Written Options	$(7)	$(6)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note September Futures				09/2025	981	$204,071	$735		$54	$0
U.S. Treasury 5-Year Note September Futures				09/2025	334	36,406	385		43	0

							$1,120		$97	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Note September Futures				09/2025	31	$(3,476)	$(49)		$0	$(10)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2025	210	(23,996)	(424)		0	(102)

							$(473)		$0	$(112)

Total Futures Contracts							$647		$97	$(112)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.321%	$100	$1	$0	$1	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290	350	2	0	2	0	0

						$3	$0	$3	$0	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	5.000%	Annual	10/15/2025	$6,600	$81	$(46)	$35	$0	$0
Pay	1-Day USD-SOFR Compounded-OIS	4.750	Annual	11/04/2025	3,700	40	(28)	12	0	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	5.000	Annual	07/10/2026	19,000	355	(140)	215	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	6,100	(187)	27	(160)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	500	(1)	(7)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	1,690	(30)	28	(2)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	500	(10)	8	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	300	(7)	5	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	300	(7)	5	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	1,200	(28)	20	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	500	(12)	9	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	1,100	(28)	18	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	800	(21)	13	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	400	(10)	6	(4)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	11,600	(2)	(175)	(177)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	4,380	408	97	505	0	(12)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	100	(5)	4	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	100	(4)	3	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	100	(4)	4	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	70	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	(2)	4	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	100	(1)	4	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	2	7	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	1	3	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	300	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	5,000	107	80	187	0	(20)

						$626	$(52)	$574	$4	$(85)

Total Swap Agreements						$629	$(52)	$577	$4	$(85)

Cash of $2,566 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description		Floating Rate Index		Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 1-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.750%	10/30/2025	7,800	$42	$27
FAR	Call - OTC 1-Year Interest Rate Swap		3-Month USD-SOFR		Pay	3.750	08/01/2025	30,800	188	27
MYC	Put - OTC 1-Year Interest Rate Swap		3-Month USD-SOFR		Receive	5.000	07/08/2025	37,900	45	0

Total Purchased Options								$275		$54

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	200	$(1)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	100	0	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	7,800	(16)	(5)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	7,800	(26)	(11)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	30,800	(71)	(1)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	30,800	(117)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	200	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	300	(1)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	100	0	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	100	0	(1)

Schedule of Investments PIMCO Low Duration Fund II (Cont.)	June 30, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	100	0	0

Total Written Options	$(247)	$(38)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$10,758	$0	$10,758
Industrials	0	7,113	0	7,113
Utilities	0	2,198	0	2,198
U.S. Government Agencies	0	124,393	0	124,393
U.S. Treasury Obligations	0	54,559	0	54,559
Non-Agency Mortgage-Backed Securities	0	21,771	0	21,771
Asset-Backed Securities
Automobile ABS Other	0	771	0	771
Automobile Sequential	0	4,042	0	4,042
CMBS Other	0	2,574	0	2,574
Credit Card Bullet	0	900	0	900
Credit Card Other	0	1,019	0	1,019
Home Equity Other	0	83	0	83
Other ABS	0	2,876	0	2,876
Short-Term Instruments
Mutual Funds	0	1,135	0	1,135
Repurchase Agreements	0	36,800	0	36,800

$0	$270,992	$0	$270,992
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,894	$0	$0	$42,894

Total Investments	$42,894	$270,992	$0	$313,886

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(21,375)	$0	$(21,375)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	101	0	101
Over the counter	0	54	0	54

$0	$155	$0	$155
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(203)	0	(203)
Over the counter	0	(38)	0	(38)

$0	$(241)	$0	$(241)

Total Financial Derivative Instruments	$0	$(86)	$0	$(86)

Totals	$42,894	$249,531	$0	$292,425

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Low Duration Income Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 142.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.3%
Aligned Data Centers International LP 7.799% due 12/18/2029 «~		$28,800	$28,877
Altice France SA
7.779% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	495	526
9.756% (TSFR3M + 5.500%) due 08/15/2028 ~		$5,943	5,400
American Airlines, Inc. 6.519% - 6.522% (TSFR3M + 2.250%) due 04/20/2028 ~		3,033	3,018
Avolon TLB Borrower 1 U.S. LLC 6.071% (TSFR1M + 1.750%) due 06/24/2030 ~		2,507	2,511
Carnival Corp. 6.312% (TSFR1M + 2.000%) due 10/18/2028 ~		1,235	1,237
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 µ		4,621	4,667
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 ~		20,879	21,088
Envision Healthcare Corp.
11.110% (TSFR3M + 6.750%) due 07/20/2026 «		9,435	9,435
12.235% (TSFR3M + 7.875%) due 11/03/2028 «		36,405	37,497
Finastra U.S.A., Inc.
TBD% (TSFR3M + 7.250%) due 09/13/2029 µ		254	255
TBD% (TSFR6M + 7.250%) due 09/13/2029 ~		2,416	2,431
iHeartCommunications, Inc. 10.216% (TSFR1M + 5.775%) due 05/01/2029 ~		4,529	3,704
Lealand Finance Co. BV 7.441% (TSFR1M + 3.000%) due 06/30/2027 ~		156	102
Lealand Finance Co. BV (5.441% Cash and 3.000% PIK) 8.441% (TSFR1M + 1.000%) due 12/31/2027 ~(c)		669	351
Mercury Aggregator LP (13.500% PIK) 13.500% due 04/03/2026 «(c)		1,951	1,331
Mercury Aggregator LP (3.500% PIK) 3.500% due 04/03/2026 «(c)		1,071	731
OCS Group Holdings Ltd. 9.961% due 11/28/2031	GBP	2,700	3,700
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(l)		$3,800	3,800
Poseidon Bidco SASU 6.980% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	16,300	13,152
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(l)		2,174	2,560
Project Flash
TBD% due 04/30/2030 «µ		$97,000	97,000
0.625% due 01/09/2030 «µ		6,590	6,507
Project Hudson 7.730% due 05/29/2026 «		5,000	5,073
Republic of Panama 4.804% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	27,900	33,018
SCUR-Alpha 1503 GmbH
7.686% (EUR003M + 5.500%) due 03/29/2030 ~		9,100	10,574
9.780% (TSFR3M + 5.500%) due 03/29/2030 ~		$16,328	15,462
Softbank Vision Fund
TBD% due 12/23/2029 «		26,000	26,000
6.000% due 12/23/2025 «		20,474	20,474
Subcalidora 2 7.730% (EUR003M + 5.750%) due 08/14/2029 «~	EUR	7,900	9,352
Syniverse Holdings, Inc. 11.296% (TSFR3M + 7.000%) due 05/13/2027 ~		$6,623	6,306
TransDigm, Inc. 6.796% (TSFR3M + 2.500%) due 02/28/2031 ~		61,050	61,227
Turkiye Vakiflar Bankasi TAO 5.001% (EUR003M + 3.000%) due 12/15/2028 «~	EUR	8,000	9,459
U.S. Renal Care, Inc. 9.441% (TSFR1M + 5.000%) due 06/20/2028 ~		$2,078	1,973
Westmoreland Coal Co. 8.000% due 03/15/2029		88	35

Total Loan Participations and Assignments (Cost $444,137)			448,833

CORPORATE BONDS & NOTES 14.3%
BANKING & FINANCE 7.8%
Alamo Re Ltd.
12.058% due 06/07/2027 ~		3,000	3,130
15.544% due 06/08/2026 ~		3,200	3,325

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Armor RE Ltd.
12.808% due 01/07/2032 ~		250		250
14.558% due 05/07/2031 ~		1,200		1,244
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		6,230		5,925
Baldwin Re Ltd. 6.334% due 07/07/2028 ~		250		250
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	26,441		31,030
Banco Santander SA
5.552% due 03/14/2028 •		$16,000		16,262
5.565% due 01/17/2030		21,600		22,432
6.527% due 11/07/2027 •		9,200		9,445
6.607% due 11/07/2028		7,200		7,682
Bank of America Corp. 4.827% due 07/22/2026 •		800		800
Bank of Montreal
4.567% due 09/10/2027 •		4,300		4,311
5.274% due 09/10/2027 ~		8,000		8,025
Bank of Nova Scotia
4.404% due 09/08/2028 •		3,600		3,607
5.391% due 09/08/2028 ~		7,600		7,635
Banque Federative du Credit Mutuel SA
5.194% due 02/16/2028		4,200		4,280
5.440% due 02/16/2028 ~		7,900		7,940
Barclays PLC
4.837% due 09/10/2028 •		5,300		5,342
5.674% due 03/12/2028 •		1,900		1,937
5.887% due 03/12/2028 ~		4,500		4,536
6.224% due 05/09/2034 •		10,686		11,346
6.496% due 09/13/2027 •		18,300		18,710
Bayou Re Ltd.
12.794% due 04/30/2031 ~		500		527
22.808% due 04/30/2031 ~		600		645
BNP Paribas SA 5.497% due 05/20/2030 •		1,900		1,952
Bonanza RE Ltd. 4.294% due 01/08/2026 ~		250		212
BPCE SA 6.612% due 10/19/2027 •		26,300		26,930
Brown & Brown, Inc.
4.600% due 12/23/2026		1,300		1,307
4.700% due 06/23/2028		1,400		1,412
CaixaBank SA 6.684% due 09/13/2027 •		12,400		12,702
Cape Lookout Re Ltd.
11.194% due 03/13/2032 ~		3,700		3,716
12.996% due 04/05/2027 ~		600		609
Charles River Re Ltd. 11.044% due 05/10/2031 •		250		254
CIFI Holdings Group Co. Ltd.
4.375% due 04/12/2027 ^(d)		300		28
4.450% due 08/17/2026 ^(d)		200		18
5.950% due 10/20/2025 ^(d)		200		21
6.000% due 07/16/2025 ^(d)		200		20
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030		4,900		4,960
CoStar Group, Inc. 2.800% due 07/15/2030		6,420		5,811
Country Garden Holdings Co. Ltd.
2.700% due 07/12/2026 ^(d)		1,400		110
3.125% due 10/22/2025 ^(d)		1,600		122
3.875% due 10/22/2030 ^(d)		700		55
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	2,500		750
Credit Agricole SA
4.631% due 09/11/2028 •		$3,200		3,205
5.606% due 09/11/2028 ~		6,200		6,238
Credit Suisse AG AT1 Claim		$37,150	8,700	4,458	1,044
Danske Bank AS 5.427% due 03/01/2028 •		4,500		4,579
Deutsche Bank AG
3.547% due 09/18/2031 •		3,732		3,492
4.999% due 09/11/2030 •		2,400		2,419
6.720% due 01/18/2029 •		1,568		1,647
7.146% due 07/13/2027 •		3,500		3,589
East Lane Re Ltd. 13.544% due 03/31/2026 ~		2,800		2,836
EPR Properties
4.750% due 12/15/2026		627		626
4.950% due 04/15/2028		316		315
Equitable America Global Funding 4.650% due 06/09/2028		6,100		6,137
Equitable Financial Life Global Funding 4.875% due 11/19/2027		10,000		10,127

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Everglades Re Ltd.
14.794% due 05/13/2027 ~		2,660	2,776
15.794% due 05/13/2031 ~		2,660	2,763
17.044% due 05/13/2031 ~		2,660	2,757
F&G Global Funding
2.000% due 09/20/2028		2,800	2,573
5.875% due 06/10/2027		4,900	5,011
Ford Credit Canada Co.
6.777% due 09/15/2025	CAD	2,700	1,994
7.000% due 02/10/2026		9,800	7,329
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$12,400	12,076
3.815% due 11/02/2027		2,104	2,032
4.542% due 08/01/2026		1,300	1,291
4.950% due 05/28/2027		11,205	11,136
5.125% due 11/05/2026		7,400	7,384
5.800% due 03/05/2027		22,200	22,383
5.810% due 11/05/2026 ~		11,000	10,954
5.850% due 05/17/2027		2,000	2,016
6.950% due 03/06/2026		500	505
6.950% due 06/10/2026		900	912
7.350% due 11/04/2027		14,070	14,617
GLP Capital LP
4.000% due 01/15/2031		1,000	944
5.300% due 01/15/2029		902	913
Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		150	153
6.484% due 10/24/2029 •		14,300	15,171
Greengrove RE Ltd. 12.044% due 04/08/2032 ~		1,000	1,000
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		3,100	3,118
4.980% due 06/07/2030 «(l)		2,000	2,020
Hestia Re Ltd.
11.044% due 03/13/2032 ~		400	396
12.544% due 03/13/2032 ~		400	395
Hexagon RE Ltd. 10.394% due 01/07/2031 ~	EUR	1,962	2,337
HSBC Holdings PLC
4.041% due 03/13/2028 •		$3,070	3,046
4.583% due 06/19/2029 •		1,000	1,002
5.887% due 08/14/2027 •		13,700	13,898
Integrity RE Ltd. 16.544% due 06/06/2028 ~		400	404
Integrity Re Ltd.
21.308% due 06/08/2026 ~		1,100	1,148
27.308% due 06/08/2026 ~		500	497
Integrity RE Ltd. 29.794% due 06/06/2027 ~		400	403
Intesa Sanpaolo SpA 7.200% due 11/28/2033		4,200	4,718
Jackson National Life Global Funding 5.550% due 07/02/2027		8,800	8,983
JPMorgan Chase & Co.
3.509% due 01/23/2029 •		900	882
4.005% due 04/23/2029 •		1,763	1,748
4.323% due 04/26/2028 •		600	600
4.979% due 07/22/2028 •		2,500	2,533
5.280% due 07/22/2028 ~		16,500	16,570
KAF Kaerntner Ausgleichszahlungs-Fonds 0.000% due 04/03/2049 «	EUR	8,781	802
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025		2,211	2,587
Kizuna RE Pte. Ltd. 7.044% due 04/09/2029 ~		$600	611
Lineage OP LP 5.250% due 07/15/2030		3,900	3,925
Lion RE DAC 6.409% due 07/16/2025 •	EUR	400	471
Lloyds Banking Group PLC
3.750% due 01/11/2027		$13,045	12,936
5.462% due 01/05/2028 •		11,000	11,152
Longleaf Pine Re Ltd. 21.794% due 05/27/2031 ~		1,700	1,753
LPL Holdings, Inc.
4.000% due 03/15/2029		5,000	4,858
4.900% due 04/03/2028		5,700	5,744
5.200% due 03/15/2030		10,400	10,567
Mizuho Financial Group, Inc. 5.382% due 07/10/2030 •		2,900	2,985
MMIFS Re Ltd. 5.548% due 01/10/2033 ~	CAD	700	515
Morgan Stanley
4.679% due 07/17/2026 •		$600	600
5.123% due 02/01/2029 •		1,100	1,119
6.138% due 10/16/2026 •		500	502

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley Bank NA 5.287% due 07/14/2028 ~		50,900	51,066
Nationwide Building Society
3.960% due 07/18/2030 •		2,390	2,333
4.302% due 03/08/2029 •		3,900	3,877
6.557% due 10/18/2027 •		17,800	18,254
Nature Coast Re Ltd. 14.308% due 12/07/2030 ~		2,066	2,113
NatWest Group PLC
4.445% due 05/08/2030 •		7,400	7,345
5.076% due 01/27/2030 •		6,400	6,496
5.583% due 03/01/2028 •		12,200	12,423
5.631% due 03/01/2028 ~		7,000	7,037
5.663% due 11/15/2028 ~		16,100	16,225
NatWest Markets PLC
4.789% due 03/21/2028		9,400	9,507
5.356% due 03/21/2028 ~		12,300	12,310
Nissan Motor Acceptance Co. LLC
2.450% due 09/15/2028		900	798
5.300% due 09/13/2027		2,200	2,171
Nomura Holdings, Inc.
4.904% due 07/01/2030 (b)		4,700	4,718
5.591% due 07/02/2027 ~		8,400	8,460
Northwestern Mutual Global Funding 5.160% due 05/28/2031		1,100	1,129
Omega Healthcare Investors, Inc. 5.200% due 07/01/2030		11,300	11,368
Orange Capital RE DAC 9.793% due 01/08/2027 ~	EUR	1,800	2,157
Pacific Life Global Funding 4.850% due 02/10/2030		$2,315	2,352
Palm RE Ltd. 12.058% due 06/07/2032 ~		1,000	1,002
Paychex, Inc.
5.100% due 04/15/2030		200	205
5.350% due 04/15/2032		300	308
5.600% due 04/15/2035		100	103
Polestar Re Ltd.
14.794% due 01/07/2028 ~		1,500	1,548
17.544% due 01/07/2027 ~		4,900	5,119
Protective Life Global Funding
4.772% due 12/09/2029		2,165	2,193
4.803% due 06/05/2030		2,000	2,026
Purple Re Ltd. 13.294% due 06/07/2027 ~		1,800	1,842
Quercus Re DAC 10.176% due 01/06/2031 ~	EUR	300	363
RGA Global Funding 5.500% due 01/11/2031		$2,100	2,167
Royal Bank of Canada
4.510% due 10/18/2027 •		14,100	14,131
5.142% due 07/23/2027 ~		9,300	9,332
Sabine Re Ltd. 12.544% due 04/07/2031 ~		600	622
Sammons Financial Group Global Funding 5.050% due 01/10/2028		3,700	3,756
Santander Holdings USA, Inc.
5.473% due 03/20/2029 •		7,500	7,627
6.016% due 03/20/2029 ~		6,900	6,971
Santander U.K. Group Holdings PLC
2.469% due 01/11/2028 •		2,200	2,131
3.823% due 11/03/2028 •		1,700	1,666
SBA Tower Trust 4.831% due 10/15/2029		10,700	10,722
Societe Generale SA 6.447% due 01/12/2027 •		29,000	29,264
Sumitomo Mitsui Trust Bank Ltd. 5.377% due 09/10/2027 ~		3,200	3,231
Synchrony Financial 3.950% due 12/01/2027		5,000	4,919
Taranis Reinsurance DAC
8.493% due 01/07/2031 ~	EUR	1,200	1,427
10.441% due 01/08/2031 ~		1,700	2,058
Thames SSNM 9.750% due 10/10/2027 «	GBP	176	226
Torrey Pines Re Ltd.
10.308% due 06/07/2032 ~		$1,300	1,343
11.558% due 06/07/2027 ~		800	835
13.308% due 06/05/2026 ~		500	511
UBS AG 7.500% due 02/15/2028		1,450	1,565
UBS Group AG
3.091% due 05/14/2032 •		4,400	3,995
4.194% due 04/01/2031 •		3,550	3,477
5.428% due 02/08/2030 •		8,200	8,423
5.959% due 01/12/2034 •		4,805	5,060

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.327% due 12/22/2027 •		11,500	11,811
6.373% due 07/15/2026 •		22,450	22,471
6.442% due 08/11/2028 •		33,850	35,179
6.537% due 08/12/2033 •		1,100	1,197
7.750% due 03/01/2029 •	EUR	8,200	10,886
9.016% due 11/15/2033 •		$2,800	3,463
Uniti Group LP
6.500% due 02/15/2029		14,653	14,177
10.500% due 02/15/2028		10,272	10,896
Ursa Re Ltd.
9.610% due 12/07/2026 ~		3,600	3,712
11.794% due 02/22/2028 ~		1,000	1,006
13.044% due 12/07/2026 ~		4,600	4,790
VB DPR Finance Co. 6.833% due 03/15/2035 «(l)		20,000	19,608
Veraison Re Ltd. 9.294% due 03/08/2033 ~		250	250
VICI Properties LP
3.750% due 02/15/2027		8,000	7,880
3.875% due 02/15/2029		3,700	3,582
4.125% due 08/15/2030		7,500	7,202
4.500% due 09/01/2026		4,600	4,589
4.500% due 01/15/2028		3,219	3,206
5.750% due 02/01/2027		200	203
Vitality Re Ltd.
6.044% due 01/08/2030 ~		500	501
8.044% due 01/08/2030 «~		300	301
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(d)		3,092	0
Wells Fargo & Co.
3.526% due 03/24/2028 •		300	296
5.707% due 04/22/2028 •		1,200	1,226
6.303% due 10/23/2029 •		10,700	11,311
Winston RE Ltd. 16.044% due 02/26/2027 ~		400	421

			1,048,259

INDUSTRIALS 5.1%
Air Canada Pass-Through Trust
3.300% due 07/15/2031		400	375
3.600% due 09/15/2028		220	215
Altice France SA
3.375% due 01/15/2028	EUR	400	396
5.125% due 01/15/2029		$400	331
5.125% due 07/15/2029		1,000	828
5.500% due 01/15/2028		3,500	2,949
5.500% due 10/15/2029		1,700	1,411
5.875% due 02/01/2027	EUR	300	319
8.125% due 02/01/2027		$2,800	2,522
Altria Group, Inc. 3.125% due 06/15/2031	EUR	1,900	2,206
Amdocs Ltd. 2.538% due 06/15/2030		$3,300	2,991
American Airlines Pass-Through Trust
2.875% due 01/11/2036		779	688
3.000% due 04/15/2030		179	170
3.200% due 12/15/2029		668	641
3.350% due 04/15/2031		540	515
3.375% due 11/01/2028		14,491	14,135
3.575% due 07/15/2029		894	866
3.600% due 03/22/2029		746	726
3.650% due 02/15/2029		738	715
3.700% due 04/01/2028		507	498
BAT Capital Corp. 6.343% due 08/02/2030		2,000	2,157
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	198
6.125% due 11/21/2026		1,900	1,932
6.375% due 11/21/2030		400	425
BMW U.S. Capital LLC
4.650% due 03/19/2027		5,500	5,533
4.750% due 03/21/2028		8,800	8,903
5.185% due 03/19/2027 ~		8,100	8,108
5.326% due 03/21/2028 ~		14,800	14,764
Boeing Co.
2.196% due 02/04/2026		7,600	7,483
5.040% due 05/01/2027		6,700	6,753
6.259% due 05/01/2027		27,300	28,098
6.298% due 05/01/2029		3,570	3,775
6.388% due 05/01/2031		4,400	4,731
British Airways Pass-Through Trust
2.900% due 09/15/2036		6,317	5,705
3.300% due 06/15/2034		674	628
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (c)		12,844	13,515

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (c)		18,180	20,937
CDW LLC
2.670% due 12/01/2026		15,100	14,730
4.250% due 04/01/2028		15,000	14,884
Centene Corp.
3.375% due 02/15/2030		1,100	1,014
4.625% due 12/15/2029		46,471	45,230
CLN Magnetto Group 8.100% due 10/25/2031 «		9,000	9,043
CVS Pass-Through Trust 7.507% due 01/10/2032		50	52
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029		421	396
DISH DBS Corp.
5.250% due 12/01/2026		21,040	19,133
5.750% due 12/01/2028		14,310	12,414
Enbridge, Inc. 4.600% due 06/20/2028		2,800	2,822
Exela Intermediate LLC 11.500% due 04/15/2026		81	4
Flora Food Management BV 6.875% due 07/02/2029	EUR	7,100	8,504
Gazprom PJSC Via Gaz Capital SA
2.500% due 03/21/2026		16,200	16,220
8.625% due 04/28/2034		$300	263
Greene King Finance PLC
4.064% due 03/15/2035	GBP	1,967	2,558
5.106% due 03/15/2034		3,686	5,018
Hyatt Hotels Corp.
5.050% due 03/30/2028		$2,600	2,629
5.375% due 12/15/2031		600	609
5.750% due 03/30/2032		3,000	3,081
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	4,165	5,314
Imperial Brands Finance PLC
3.500% due 07/26/2026		$19,000	18,779
4.500% due 06/30/2028 (b)		5,800	5,800
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		26,487	27,075
IQVIA, Inc. 6.250% due 02/01/2029		1,000	1,046
JetBlue Pass-Through Trust 4.000% due 05/15/2034		2,399	2,251
Market Bidco Finco PLC 4.750% due 11/04/2027	EUR	1,100	1,293
Mitchells & Butlers Finance PLC
5.111% (US0003M + 0.450%) due 12/15/2030 ~		$2,985	2,883
6.013% due 12/15/2030	GBP	199	275
National Football League
4.780% due 10/05/2030 (I)		$10,600	10,621
5.480% due 10/05/2028 «(l)		18,600	18,928
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		9,500	9,447
4.345% due 09/17/2027		23,270	22,355
4.810% due 09/17/2030		5,600	5,141
NPC Ukrenergo 6.875% due 11/09/2028		800	650
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(d)		3,300	416
5.500% due 04/12/2037 ^(d)		4,350	548
6.000% due 11/15/2026 ^(d)		3,434	437
9.750% due 05/17/2035 ^(d)		840	124
Petroleos Mexicanos
6.700% due 02/16/2032		25,103	23,345
6.950% due 01/28/2060		3,028	2,178
Prime Property Fund LLC 5.250% due 09/30/2029 «(l)		12,400	12,390
Prosus NV 1.288% due 07/13/2029	EUR	5,000	5,468
Rolls-Royce PLC
3.625% due 10/14/2025		$2,000	1,997
4.625% due 02/16/2026	EUR	889	1,057
5.750% due 10/15/2027		$14,288	14,674
5.750% due 10/15/2027	GBP	3,043	4,286
Saudi Arabian Oil Co. 4.750% due 06/02/2030		$13,000	13,070
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		1,752	1,765
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	175	264
Thames Water Utilities Finance PLC
2.375% due 04/22/2042		800	727
3.500% due 02/25/2030		200	182
4.000% due 04/18/2029	EUR	1,500	1,158
4.375% due 01/18/2033		200	154

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

4.375% due 07/03/2036	GBP	500	451
6.500% due 02/09/2034		100	92
7.125% due 04/30/2033		400	374
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (g)		26	30
Times Square Hotel Trust 8.528% due 08/01/2026		$44	45
Topaz Solar Farms LLC
4.875% due 09/30/2039		405	359
5.750% due 09/30/2039		3,241	3,185
U.S. Renal Care, Inc. 10.625% due 06/28/2028		187	160
United Airlines Pass-Through Trust
2.700% due 11/01/2033		1,060	949
5.875% due 04/15/2029		15,622	15,954
Valaris Ltd. 8.375% due 04/30/2030		160	164
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029		1,800	1,698
3.875% due 11/01/2033		2,000	1,751
Venture Global LNG, Inc.
8.125% due 06/01/2028		21,100	21,821
8.375% due 06/01/2031		2,000	2,079
9.500% due 02/01/2029		10,300	11,227
9.875% due 02/01/2032		21,800	23,557
Venture Global Plaquemines LNG LLC 6.500% due 01/15/2034 (b)		9,030	9,030
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		16,600	16,700
5.250% due 03/22/2029		22,600	22,873
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		5,077	4,950
Yellowstone Energy LP 5.750% due 12/31/2026		576	568

			679,861

UTILITIES 1.4%
Edison International 6.250% due 03/15/2030		3,000	3,048
FORESEA Holding SA 7.500% due 06/15/2030		326	311
Oncor Electric Delivery Co. LLC 4.500% due 03/20/2027		7,100	7,138
Pacific Gas & Electric Co.
2.100% due 08/01/2027		14,923	14,138
2.500% due 02/01/2031		200	174
3.150% due 01/01/2026		25,470	25,230
3.250% due 06/01/2031		28,900	25,952
3.300% due 03/15/2027		1,510	1,476
3.300% due 12/01/2027		20,076	19,430
3.750% due 07/01/2028		5,599	5,434
4.300% due 03/15/2045		479	362
4.550% due 07/01/2030		11,197	10,934
4.650% due 08/01/2028		800	796
5.000% due 06/04/2028		8,700	8,728
5.339% due 09/04/2025 «~		22,000	22,000
5.450% due 06/15/2027		7,100	7,185
5.900% due 06/15/2032		9,280	9,479
Rio Oil Finance Trust
8.200% due 04/06/2028		8,021	8,367
9.750% due 01/06/2027		2,333	2,415
Southern California Edison Co.
2.250% due 06/01/2030		700	615
5.250% due 03/15/2030		12,100	12,230
Southern Gas Corridor CJSC 6.875% due 03/24/2026		1,900	1,927

			187,369

Total Corporate Bonds & Notes (Cost $1,892,556)			1,915,489

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035		16	17

Total Municipal Bonds & Notes (Cost $16)			17

U.S. GOVERNMENT AGENCIES 60.1%
Fannie Mae
4.770% due 09/25/2042 •		3	3
6.000% due 04/25/2043		3	3
7.145% due 09/01/2037 •		1,389	1,404

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Freddie Mac
0.737% due 01/25/2031 ~(a)	127,657	1,679
3.500% due 11/01/2046	458	425
3.607% due 10/25/2046 ~	476	471
4.000% due 08/01/2047	848	805
7.388% due 12/25/2047 ~	149	149
Ginnie Mae
3.000% due 01/20/2052 - 03/20/2052	10,621	9,408
3.500% due 05/20/2052 - 10/20/2052	20,723	18,915
4.625% due 07/20/2045 - 12/20/2045 •	1,414	1,448
5.000% due 01/20/2049	7	7
5.196% due 10/20/2066 •	541	542
Ginnie Mae, TBA
2.500% due 08/01/2055	18,900	16,060
3.000% due 08/01/2055	54,000	47,760
3.500% due 07/01/2055	83,900	76,288
4.000% due 07/01/2055 - 08/01/2055	57,494	53,456
4.500% due 07/01/2055 - 08/01/2055	185,400	177,426
5.000% due 07/01/2055 - 08/01/2055	78,400	77,021
Uniform Mortgage-Backed Security
2.500% due 09/01/2040 - 02/01/2051	407,888	345,215
3.000% due 03/01/2030 - 12/01/2052	74,776	67,355
3.500% due 08/01/2047 - 03/01/2050	21,208	19,421
4.000% due 06/01/2038 - 07/01/2051	53,640	50,879
4.500% due 10/01/2025 - 08/01/2053	51,773	49,654
5.000% due 08/01/2052 - 08/01/2054	154,870	152,253
5.500% due 01/01/2053 - 05/01/2054	138,930	139,230
6.000% due 01/01/2029 - 07/01/2054	120,444	122,705
6.500% due 02/01/2026 - 11/01/2054	364,397	376,779
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055 - 08/01/2055	195,682	169,331
3.500% due 07/01/2055 - 08/01/2055	160,900	144,846
4.000% due 07/01/2055 - 08/01/2055	603,036	560,685
4.500% due 07/01/2055 - 08/01/2055	218,900	209,314
5.000% due 07/01/2055 - 08/01/2055	880,400	862,426
5.500% due 07/01/2055 - 09/01/2055	739,532	738,862
6.000% due 07/01/2055 - 09/01/2055	1,919,430	1,948,861
6.500% due 08/01/2055	1,440,600	1,485,416
7.000% due 08/01/2055 - 09/01/2055	139,300	146,045

Total U.S. Government Agencies (Cost $8,090,470)		8,072,547

U.S. TREASURY OBLIGATIONS 7.0%
U.S. Treasury Bonds
2.750% due 08/15/2047 (r)	1,000	713
3.000% due 08/15/2048 (r)	80	59
3.000% due 02/15/2049 (r)	10	8
4.625% due 05/15/2054 (r)	149,800	145,540
U.S. Treasury Inflation Protected Securities (i)
0.125% due 10/15/2025 (i)(p)	22,252	22,175
0.125% due 07/15/2026 (i)	38,405	38,077
0.125% due 10/15/2026 (i)	35,803	35,395
0.125% due 07/15/2030 (i)(p)	39,108	36,750
0.125% due 01/15/2031 (i)(p)	2,095	1,942
0.125% due 07/15/2031 (i)(p)(r)	75,325	69,345
0.250% due 07/15/2029 (i)(p)(r)	67,086	64,440
0.250% due 02/15/2050 (i)	6,263	3,642
0.375% due 01/15/2027 (i)(p)	3,664	3,614
0.375% due 07/15/2027 (i)(p)	997	983
0.625% due 07/15/2032 (i)(p)	94,391	88,083
0.625% due 02/15/2043 (i)	1,116	830
0.750% due 07/15/2028 (i)(p)	12,082	11,937
0.750% due 02/15/2042 (i)	1,136	883
0.750% due 02/15/2045 (i)(r)	5,857	4,280
0.875% due 01/15/2029 (i)(p)	39,295	38,694
0.875% due 02/15/2047 (i)(r)	6,511	4,722
1.000% due 02/15/2046 (i)	3,384	2,567
1.000% due 02/15/2048 (i)(r)	7,544	5,554
1.000% due 02/15/2049 (i)	23,977	17,414
1.375% due 07/15/2033 (i)(r)	92,730	90,096
1.375% due 02/15/2044 (i)	1,101	925
1.500% due 02/15/2053 (i)	22,445	17,794
1.750% due 01/15/2034 (i)(p)	29,427	29,185
1.875% due 07/15/2034 (i)	200,461	200,731
2.125% due 02/15/2040 (i)	594	586
2.125% due 02/15/2041 (i)	586	574

Total U.S. Treasury Obligations (Cost $1,002,801)		937,538

NON-AGENCY MORTGAGE-BACKED SECURITIES 15.6%
225 Liberty Street Trust
4.501% due 02/10/2036	12,990	11,975
4.803% due 02/10/2036 ~	30,350	26,697
Adjustable Rate Mortgage Trust
4.751% due 10/25/2035 ~	25	24
4.934% due 03/25/2036 •	4,423	1,215

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.107% due 11/25/2035 ~	56	39
5.454% due 06/25/2035 ~	1,860	1,800
7.015% due 08/25/2035 ~	32	32
American Home Mortgage Assets Trust
4.559% due 03/25/2047 •	1,795	1,602
4.624% due 12/25/2046 •	3,575	3,055
5.339% due 10/25/2046 •	3,056	1,989
American Home Mortgage Investment Trust
5.334% due 09/25/2035 •	339	339
6.460% due 12/25/2035 •	11,032	2,002
6.700% due 06/25/2036	8,911	1,249
7.100% due 06/25/2036	3,816	534
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	780	784
Ashford Hospitality Trust
5.734% due 04/15/2035 •	10,000	9,928
6.584% due 04/15/2035 •	23,253	22,943
Atrium Hotel Portfolio Trust
6.259% due 12/15/2036 •	8,450	8,193
6.559% due 12/15/2036 •	7,242	6,836
BAMLL Commercial Mortgage Securities Trust
2.847% due 04/20/2042	9,400	7,447
6.426% due 09/15/2038 •	6,000	5,561
7.176% due 09/15/2038 •	16,700	15,154
BAMLL Re-REMIC Trust 6.013% due 06/17/2050 ~	100	23
Banc of America Alternative Loan Trust 5.913% due 10/25/2036 ~	2,258	606
Banc of America Funding Trust
4.812% due 10/20/2036 •	6,053	4,672
4.812% due 12/20/2046 •	3,617	3,223
5.336% due 05/20/2036 ~	37	32
5.760% due 09/20/2035 ~	18	15
6.388% due 04/25/2037	79	69
Banc of America Mortgage Trust
4.843% due 01/25/2036 ~	16	14
5.329% due 11/20/2046 ~	133	119
Barclays Commercial Mortgage Securities Trust 7.000% due 07/15/2037 •	5,576	4,632
BBCCRE Trust 4.715% due 08/10/2033 ~	8,800	6,308
BCAP LLC Trust
3.838% due 03/27/2036 ~	541	375
4.443% due 10/26/2037 ~	72	72
4.644% due 11/26/2036 ~	1,336	1,098
4.794% due 03/25/2037 •	6,279	5,677
6.500% due 06/26/2037 ~	7,421	1,705
Bear Stearns Adjustable Rate Mortgage Trust 5.166% due 01/25/2035 «~	2	2
Bear Stearns ALT-A Trust
4.506% due 11/25/2035 «~	264	241
4.838% due 09/25/2047 ~	11,236	6,302
Bear Stearns Mortgage Funding Trust 4.594% due 01/25/2037 •	7,431	6,663
Bear Stearns Structured Products, Inc. Trust 5.062% due 01/26/2036 ~	175	125
Benchmark Mortgage Trust 3.404% due 12/15/2062 ~	11,595	2,973
BINOM Securitization Trust 4.441% due 08/25/2057 ~	8,507	8,251
BWAY Mortgage Trust
6.626% due 09/15/2036 •	7,124	6,433
7.276% due 09/15/2036 •	8,195	7,088
BX Trust
6.072% due 10/15/2036 •	13,200	13,188
6.322% due 10/15/2036 •	16,040	16,020
6.579% due 05/15/2035 •	6,285	6,214
7.029% due 05/15/2035 •	3,600	3,557
Cascade Funding Mortgage Trust 4.000% due 10/25/2054 ~	14,130	13,832
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	11,420	10,172
3.250% due 09/25/2064 ~	9,338	8,322
Chase Mortgage Finance Trust
6.000% due 05/25/2036	10,845	4,449
6.409% due 02/25/2037 ~	400	390
ChaseFlex Trust 6.000% due 02/25/2035	2,021	1,442
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.684% due 06/25/2036 •	140	135
CIM Trust 4.500% due 03/25/2062 ~	45,922	45,093
Citicorp Mortgage Securities Trust 6.000% due 05/25/2037	857	752
Citigroup Commercial Mortgage Trust
6.326% due 10/15/2036 •	15,070	14,932

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.726% due 10/15/2036 •		19,910	19,681
7.326% due 10/15/2036 •		13,270	13,055
Citigroup Mortgage Loan Trust 0.000% due 05/01/2060 ~		285,867	252,042
CitiMortgage Alternative Loan Trust
6.000% due 05/25/2037		4,060	3,876
6.500% due 06/25/2037		35	32
Colony Mortgage Capital Ltd.
6.154% due 11/15/2038 •		7,850	7,646
7.397% due 11/15/2038 •		8,000	7,267
COLT Mortgage Loan Trust
5.903% due 12/25/2068		3,365	3,386
6.393% due 06/25/2069 þ		6,092	6,172
Countrywide Alternative Loan Trust
4.712% due 09/20/2046 •		924	811
4.794% due 04/25/2046 •		853	792
4.832% due 07/20/2046 •		64	54
4.834% due 02/25/2036 •		103	63
5.000% due 08/25/2035		2,323	1,366
5.359% due 08/25/2046 •		1,529	1,381
5.456% due 11/20/2035 •		14	14
5.500% due 04/25/2035		845	584
5.500% due 12/25/2035		149	133
5.500% due 03/25/2036		38	16
5.779% due 11/25/2047 •		2,246	1,996
6.000% due 12/25/2034		1,738	1,565
6.000% due 03/25/2036		370	166
6.000% due 08/25/2036 •		385	366
6.000% due 03/25/2037		918	341
6.000% due 05/25/2037		8,060	3,442
Countrywide Home Loan Mortgage Pass-Through Trust
3.655% due 04/25/2035 «~		86	67
4.300% due 09/20/2036 «~		613	543
4.393% due 11/25/2037 ~		13,326	12,266
4.704% due 04/25/2035 •		91	87
5.034% due 05/25/2035 •		668	586
5.074% due 03/25/2035 •		54	48
5.500% due 11/25/2035		27	14
6.000% due 02/25/2037		5,997	2,177
7.503% due 10/20/2034 ~		51	51
Countrywide Home Loan Reperforming REMIC Trust 4.794% due 03/25/2035 •		1,321	1,277
Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		35	34
6.000% due 01/25/2036		188	111
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.962% due 09/25/2057 ~		5,700	5,389
4.197% due 07/27/2061 ~		21,778	21,601
5.735% due 01/15/2049 ~		15,000	11,757
6.226% due 07/15/2038 •		4,460	3,425
6.344% due 07/15/2032 •		2,798	2,782
6.421% due 10/25/2037 ~		28,699	16,672
6.726% due 07/15/2038 •		7,000	3,621
7.183% due 06/01/2050 ~		4,489	4,476
Cross Mortgage Trust 5.549% due 12/25/2069 ~		2,661	2,675
CRSNT Trust
5.634% due 04/15/2036 •		16,000	15,750
5.984% due 04/15/2036 •		9,000	8,838
DBGS Mortgage Trust 7.076% due 10/15/2036 •		19,393	17,803
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,490
Deutsche Alt-A Securities Mortgage Loan Trust
4.734% due 03/25/2037 •		172	161
4.854% due 08/25/2047 •		12,082	11,432
Deutsche Alt-B Securities Mortgage Loan Trust
6.369% due 10/25/2036		46	40
6.386% due 10/25/2036		46	40
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 4.319% due 06/27/2037 ~		7,990	7,104
DROP Mortgage Trust 6.676% due 10/15/2043 •		15,648	14,279
DSLA Mortgage Loan Trust 4.742% due 10/19/2036 •		262	157
Ellington Financial Mortgage Trust
5.655% due 02/25/2060 þ		5,323	5,368
5.726% due 01/25/2060 þ		3,157	3,187
Eurosail-U.K. PLC 5.058% due 09/13/2045 •	GBP	907	1,236
Extended Stay America Trust
0.000% due 07/15/2038 ~(a)		$2,331,350	3
5.506% due 07/15/2038 •		53,608	53,655
6.676% due 07/15/2038 •		7,292	7,309
First Horizon Asset Securities, Inc. 5.618% due 02/25/2036 ~		10	9

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

First Horizon Mortgage Pass-Through Trust 5.750% due 05/25/2037	66	20
GCAT Trust
4.250% due 05/25/2067 ~	3,772	3,588
6.007% due 01/25/2059 þ	3,037	3,050
6.085% due 06/25/2059 þ	4,091	4,127
GS Mortgage Securities Corp. Trust
6.230% due 12/15/2036 •	2,939	2,900
6.480% due 12/15/2036 •	3,338	3,260
7.080% due 12/15/2036 •	924	893
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	12,252	11,512
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2061 ~	1,139	978
0.000% due 01/25/2061 ~(a)	172,955	8,690
0.000% due 12/25/2061 ~(a)	353	334
0.140% due 01/25/2061 ~(a)	168,661	763
2.750% due 01/25/2061 ~	116,158	110,485
3.250% due 01/25/2061 ~	12,636	11,470
3.500% due 01/25/2061 ~	8,832	8,021
3.875% due 01/25/2061 ~	7,473	6,865
3.989% due 12/25/2061 ~	219,251	188,661
4.100% due 07/25/2065	13,000	12,515
4.250% due 01/25/2061 ~	4,076	3,754
4.750% due 01/25/2061 ~	3,533	3,324
5.541% due 01/25/2061 ~	3,303	2,935
GSMPS Mortgage Loan Trust 4.108% due 06/25/2034 ~	1,258	1,182
GSR Mortgage Loan Trust 4.985% due 11/25/2035 ~	3	3
HarborView Mortgage Loan Trust
4.787% due 06/19/2045 •	719	329
5.249% due 12/19/2036 •	4,397	3,954
HomeBanc Mortgage Trust 5.244% due 10/25/2035 •	7,184	6,910
HSI Asset Securitization Corp. Trust 5.424% due 07/25/2035 •	3,228	2,854
Impac CMB Trust 5.216% due 12/25/2032 þ	11	11
Impac Secured Assets Corp. 5.074% due 03/25/2036 •	956	834
IndyMac INDA Mortgage Loan Trust 4.732% due 08/25/2037 ~	83	81
IndyMac INDX Mortgage Loan Trust
3.341% due 05/25/2037 ~	7,874	6,322
3.943% due 05/25/2037 ~	1,191	804
4.089% due 09/25/2035 ~	43	35
4.794% due 01/25/2037 •	7,080	6,230
JP Morgan Alternative Loan Trust
4.250% due 05/25/2036 ~	92	51
4.293% due 10/25/2036 ~	6,910	6,255
4.794% due 12/25/2036 ~	23	23
5.593% due 12/25/2035 ~	367	255
JP Morgan Chase Commercial Mortgage Securities Trust
0.613% due 10/05/2040 ~(a)	51,900	610
6.426% due 12/15/2036 •	3,810	171
6.526% due 09/15/2029 •	7,700	6,603
6.776% due 09/15/2029 •	8,698	6,839
7.235% due 10/05/2040	5,500	5,855
JP Morgan Mortgage Trust
4.523% due 05/25/2036 ~	187	153
4.750% due 01/25/2063 ~	13,967	13,660
4.881% due 08/25/2036 ~	480	375
5.298% due 06/25/2037 ~	187	145
6.000% due 09/25/2035	4,940	3,410
6.500% due 09/25/2035	91	56
9.000% due 07/01/2055 «	131,100	142,190
JP Morgan Seasoned Mortgage Trust 3.700% due 01/25/2063 ~	10,700	10,035
Lavender Trust 6.250% due 10/26/2036	1,003	454
Legacy Mortgage Asset Trust 5.892% due 10/25/2066	4,594	4,597
Lehman Mortgage Trust
6.000% due 08/25/2036	343	260
6.000% due 09/25/2037	68	67
Lehman XS Trust
4.794% due 12/25/2036 •	5,220	5,068
4.814% due 09/25/2046 •	144	129
MASTR Adjustable Rate Mortgages Trust 4.644% due 04/25/2046 •	172	158
MASTR Alternative Loan Trust 6.750% due 07/25/2036	395	134
MASTR Reperforming Loan Trust 8.000% due 08/25/2034	1,302	1,009

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Merrill Lynch Alternative Note Asset Trust 5.034% due 03/25/2037 •	570	133
Merrill Lynch Mortgage Investors Trust
5.154% due 08/25/2035 •	1,900	1,780
6.028% due 11/25/2035 •	27	26
MFA Trust
5.570% due 09/25/2067 þ	13,918	13,876
6.105% due 12/25/2068 þ	3,626	3,647
MFT Trust
3.358% due 02/10/2042	5,000	3,851
3.593% due 02/10/2042 ~	6,815	4,798
Morgan Stanley Capital Trust
6.009% due 11/15/2034 •	5,400	5,215
6.670% due 12/15/2036 •	9,000	414
6.809% due 11/15/2034 •	20,993	20,080
Morgan Stanley Mortgage Capital Holdings Trust 3.865% due 09/13/2039 ~	2,681	2,394
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064	5,322	5,154
Mortgage Equity Conversion Asset Trust 4.490% due 01/25/2042 •	2,132	2,077
MRCD Mortgage Trust 2.718% due 12/15/2036	19,530	14,636
Natixis Commercial Mortgage Securities Trust
4.193% due 04/10/2037 ~	21,999	15,884
4.932% due 06/17/2038 ~	11,706	11,156
New Orleans Hotel Trust
5.348% due 04/15/2032 •	3,300	3,276
5.948% due 04/15/2032 •	12,440	12,120
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	3,626	3,483
3.500% due 10/25/2059 ~	1,533	1,440
New York Mortgage Trust Loan Trust 3.750% due 02/25/2068 ~	1,654	1,532
NLT Trust 3.200% due 10/25/2062 ~	3,076	2,809
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 04/25/2036 ~	1,799	1,565
4.624% due 06/25/2037 •	3,007	2,494
Nomura Resecuritization Trust 5.334% due 01/25/2037 •	18,255	17,329
OBX Trust
5.928% due 11/25/2063 þ	4,572	4,592
6.030% due 01/25/2064 þ	5,371	5,422
6.233% due 05/25/2064 þ	4,440	4,491
6.465% due 10/25/2063 þ	7,042	7,104
6.844% due 04/25/2063 þ	3,298	3,342
7.159% due 10/25/2063 þ	9,288	9,449
Oceanview Mortgage Trust 5.105% due 11/25/2054 •	4,183	4,169
PRET Trust
4.000% due 08/25/2064 þ	2,142	2,074
4.000% due 07/25/2069 þ	954	925
4.075% due 06/25/2064 «~	3,576	3,415
PRKCM Trust
6.431% due 05/25/2059 þ	747	756
7.225% due 11/25/2058 þ	3,975	4,038
PRPM LLC
3.750% due 03/25/2054 þ	819	798
3.750% due 04/25/2055 þ	4,417	4,273
4.000% due 11/25/2053 þ	884	868
4.000% due 01/25/2054 þ	812	796
4.000% due 05/25/2054 þ	761	747
4.000% due 11/25/2054 þ	5,606	5,445
4.000% due 10/25/2064 þ	905	880
4.200% due 12/25/2064 þ	2,080	2,036
5.250% due 07/25/2055 «~	2,800	2,798
5.699% due 11/25/2029 þ	1,484	1,489
5.870% due 11/25/2029 þ	6,165	6,168
PRPM Trust
5.802% due 11/25/2069 þ	8,366	8,441
6.221% due 11/25/2068 þ	1,298	1,307
RBSSP Resecuritization Trust 5.177% due 01/26/2036 ~	1,778	1,633
RCKT Mortgage Trust 6.808% due 09/25/2043 «~	1,950	1,972
Residential Accredit Loans, Inc. Trust
4.754% due 01/25/2037 •	9,617	8,634
4.814% due 07/25/2036 •	114	103
5.249% due 09/25/2046 •	4,948	4,459
5.759% due 09/25/2045 •	137	117
6.000% due 09/25/2036	322	124
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065	950	954
SFO Commercial Mortgage Trust
6.826% due 05/15/2038 •	23,560	23,142

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

7.326% due 05/15/2038 •		5,000	4,814
Starwood Mortgage Trust
6.276% due 04/15/2034 •		7,734	7,627
6.826% due 04/15/2034 •		10,000	9,851
Structured Adjustable Rate Mortgage Loan Trust
4.734% due 02/25/2037 •		2,012	1,985
5.030% due 09/25/2035 ~		105	93
6.174% due 04/25/2034 ~		1	1
Structured Asset Mortgage Investments Trust
4.694% due 03/25/2037 •		830	313
4.974% due 08/25/2035 •		224	213
Structured Asset Securities Corp.
4.684% due 07/25/2035 •		10,931	10,220
4.694% due 05/25/2043 •		5,826	5,534
Structured Asset Securities Corp. Mortgage Loan Trust 4.684% due 05/25/2036 •		11,877	9,696
TBW Mortgage-Backed Trust
4.794% due 01/25/2037 •		14,257	3,002
6.470% due 09/25/2036		473	11
6.620% due 03/25/2037 þ		8,754	1,779
Thornburg Mortgage Securities Trust 5.074% due 09/25/2043 •		8	8
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	26,577	36,562
Towd Point Mortgage Trust
2.710% due 01/25/2060 «~		$3,209	3,083
3.000% due 10/25/2057 «~		1,774	1,696
3.250% due 07/25/2056 «~		619	612
3.750% due 07/25/2062 ~		6,872	6,544
3.750% due 09/25/2062		71,816	68,762
4.518% due 10/25/2064 «~		32,903	32,880
Tower Bridge Funding PLC 5.398% due 01/20/2066 •	GBP	9,953	13,696
Uropa Securities PLC 4.799% due 10/10/2040 •		2,541	3,213
VASA Trust
5.676% due 07/15/2039 •		$10,800	10,303
6.176% due 07/15/2039 •		10,000	9,100
Verus Securitization Trust
5.799% due 07/25/2069		2,191	2,206
6.192% due 06/25/2069 þ		7,240	7,316
6.259% due 12/25/2068 þ		2,763	2,789
6.876% due 11/25/2068 «~		3,041	3,087
WaMu Commercial Mortgage Securities Trust
6.115% due 11/23/2043 ~		137	137
7.040% due 03/23/2045 ~		7,745	7,561
WaMu Mortgage Pass-Through Certificates Trust
4.068% due 12/25/2046 •		98	86
4.449% due 02/25/2037 ~		151	135
4.983% due 10/25/2035 ~		2,526	2,309
4.994% due 11/25/2045 •		1,362	1,279
5.014% due 12/25/2045 •		1,286	1,288
5.414% due 11/25/2034 •		161	154
5.599% due 11/25/2042 •		28	26
6.633% due 09/25/2033 ~		12	11
Warwick Finance Residential Mortgages PLC 5.189% due 12/21/2049 •	GBP	5,515	7,598
Wells Fargo Alternative Loan Trust 4.864% due 06/25/2037 •		$1,649	1,440
Wells Fargo Mortgage-Backed Securities Trust
6.678% due 04/25/2036 ~		378	376
6.678% due 11/25/2037 ~		108	100
6.726% due 10/25/2037 ~		9,667	8,369
6.920% due 09/25/2033 ~		15	15

Total Non-Agency Mortgage-Backed Securities (Cost $2,268,028)			2,093,647

ASSET-BACKED SECURITIES 18.6%
AUTOMOBILE ABS OTHER 0.5%
AmeriCredit Automobile Receivables Trust 4.902% due 02/18/2028 •		5,279	5,282
Carmax Select Receivables Trust
4.984% due 05/15/2028 •		7,500	7,506
5.034% due 09/15/2027 •		776	777
Carvana Auto Receivables Trust 2.900% due 03/10/2028		577	563
Exeter Automobile Receivables Trust 6.310% due 10/15/2027		135	135
GLS Auto Receivables Issuer Trust
5.340% due 06/15/2028		6,037	6,044
5.520% due 11/15/2027		12,398	12,413
5.690% due 03/15/2029		12,259	12,330
M&T Bank Auto Receivables Trust 4.804% due 05/15/2028 •		7,400	7,409

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Santander Drive Auto Receivables Trust
4.930% due 09/17/2029		8,900	8,967
4.960% due 11/15/2028		13,664	13,672
Westlake Automobile Receivables Trust 4.873% due 03/15/2027 •		552	552

			75,650

AUTOMOBILE SEQUENTIAL 5.5%
AmeriCredit Automobile Receivables Trust 5.750% due 02/18/2028		5,746	5,759
Avis Budget Rental Car Funding AESOP LLC
5.130% due 10/20/2028		5,500	5,587
5.440% due 02/22/2028		1,070	1,084
5.780% due 04/20/2028		2,250	2,297
6.120% due 04/20/2027		2,780	2,803
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		3,800	3,815
5.670% due 04/15/2027		1,064	1,064
BofA Auto Trust
5.350% due 11/15/2028		4,400	4,444
5.570% due 12/15/2026		2,066	2,070
Bridgecrest Lending Auto Securitization Trust
5.340% due 04/17/2028		3,300	3,309
5.540% due 02/16/2027		245	246
Carmax Select Receivables Trust
4.760% due 05/15/2028		9,300	9,306
5.780% due 09/15/2027		1,397	1,402
Carvana Auto Receivables Trust
0.800% due 01/10/2027		1,438	1,427
4.260% due 10/10/2029		10,700	10,693
4.310% due 09/10/2030		6,225	6,227
4.500% due 06/12/2028		3,899	3,896
4.560% due 08/10/2028		23,900	23,951
4.780% due 05/10/2028		2,088	2,088
4.910% due 08/10/2029		3,100	3,124
5.080% due 03/11/2030		5,691	5,791
5.500% due 08/10/2027		1,330	1,332
5.620% due 01/10/2029		2,200	2,218
5.710% due 07/10/2028		4,100	4,129
5.710% due 07/10/2029		3,000	3,084
5.740% due 11/13/2029		1,873	1,935
5.760% due 04/12/2027		631	631
5.900% due 08/10/2027		2,206	2,211
5.980% due 12/10/2027		1,933	1,942
6.160% due 10/10/2028		4,007	4,051
6.160% due 09/10/2029		5,319	5,529
Chase Auto Owner Trust
5.220% due 07/25/2029		13,000	13,156
5.250% due 09/27/2027		8,264	8,284
5.520% due 06/25/2029		17,400	17,676
5.530% due 09/27/2027		5,600	5,615
CPS Auto Receivables Trust 5.880% due 02/15/2028		4,815	4,832
Ent Auto Receivables Trust
6.240% due 01/16/2029		2,000	2,017
6.260% due 11/15/2029		1,000	1,028
Enterprise Fleet Financing LLC
4.650% due 10/20/2027		4,300	4,314
4.820% due 02/20/2029		3,900	3,960
4.980% due 08/21/2028		3,300	3,345
5.310% due 04/20/2027		3,082	3,095
Exeter Automobile Receivables Trust
4.780% due 06/15/2027		5,800	5,801
5.280% due 08/15/2030		4,000	4,008
5.600% due 05/17/2027		3,392	3,394
5.820% due 02/15/2027		644	644
FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,100	1,127
5.540% due 04/16/2029		3,700	3,749
5.760% due 11/15/2027		3,373	3,385
First Help Financial Issuer Trust
4.920% due 02/15/2031		9,800	9,835
5.690% due 02/15/2030		4,519	4,566
6.790% due 10/15/2029		3,332	3,380
First Investors Auto Owner Trust 6.440% due 10/16/2028		3,031	3,060
Ford Auto Securitization Trust 5.053% due 07/15/2028	CAD	7,059	5,261
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029		$3,585	3,599
GLS Auto Receivables Issuer Trust 5.770% due 06/15/2027		2,397	2,400
GLS Auto Select Receivables Trust
4.460% due 10/15/2030 (b)		2,831	2,832
5.580% due 06/17/2030		5,592	5,647

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.370% due 06/15/2028	3,461	3,488
GM Financial Consumer Automobile Receivables Trust 5.130% due 04/16/2029	20,400	20,618
GreenState Auto Receivables Trust 5.530% due 08/16/2027	3,293	3,294
Harley Marine Financing LLC
9.250% due 12/15/2027	338	341
9.750% due 12/15/2027	339	342
Harley-Davidson Motorcycle Trust
4.310% due 07/16/2029	15,700	15,735
4.620% due 08/16/2027	19,429	19,437
5.650% due 02/16/2027	2,536	2,540
Hertz Vehicle Financing LLC 3.730% due 09/25/2026	3,515	3,510
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	10,799	10,837
Hyundai Auto Receivables Trust 4.840% due 03/15/2029	6,000	6,064
LAD Auto Receivables Trust 4.600% due 12/15/2027	8,250	8,251
Lendbuzz Securitization Trust 5.100% due 10/15/2030	2,600	2,610
M&T Bank Auto Receivables Trust
5.220% due 02/17/2032	10,200	10,327
5.590% due 02/17/2032	4,707	4,719
PenFed Auto Receivables Owner Trust
4.700% due 06/15/2029	6,700	6,728
5.040% due 09/15/2027	7,117	7,126
Porsche Innovative Lease Owner Trust
4.670% due 11/22/2027	9,200	9,231
4.840% due 01/20/2027	4,748	4,753
Research-Driven Pagaya Motor Asset Trust
4.811% due 07/27/2026	9,495	9,496
5.320% due 09/25/2030	1,120	1,124
Santander Drive Auto Receivables Trust
4.710% due 06/15/2028	31,900	31,916
4.850% due 01/16/2029	20,000	20,062
5.250% due 04/17/2028	1,416	1,418
5.630% due 01/16/2029	9,500	9,549
5.910% due 06/15/2027	846	846
SBNA Auto Lease Trust
4.560% due 02/22/2028	33,400	33,477
4.680% due 04/20/2027	7,200	7,204
4.830% due 04/20/2028	7,800	7,852
4.940% due 11/20/2026	8,690	8,698
5.560% due 11/22/2027	15,900	16,034
5.670% due 11/20/2026	2,572	2,575
6.520% due 04/20/2028	4,500	4,562
SCCU Auto Receivables Trust
5.450% due 12/15/2027	7,546	7,564
5.700% due 10/16/2028	5,000	5,048
5.700% due 08/15/2029	2,700	2,775
5.850% due 05/17/2027	906	907
SFS Auto Receivables Securitization Trust
4.520% due 11/20/2028	66,000	66,112
4.650% due 05/22/2028	10,640	10,646
4.940% due 01/21/2031	700	710
4.950% due 05/21/2029	3,900	3,918
5.470% due 10/20/2028	2,773	2,792
5.710% due 10/20/2027	2,704	2,710
Tesla Electric Vehicle Trust
5.380% due 06/20/2028	11,000	11,096
5.380% due 02/20/2029	3,500	3,566
USAA Auto Owner Trust 4.510% due 06/15/2028	19,800	19,849
Westlake Automobile Receivables Trust
5.440% due 05/17/2027	3,100	3,106
5.620% due 03/15/2027	1,439	1,440
5.750% due 08/16/2027	9,778	9,802
World Omni Auto Receivables Trust
4.430% due 12/17/2029	16,400	16,473
5.270% due 09/17/2029	6,000	6,063
5.480% due 09/15/2027	313	313
World Omni Select Auto Trust
4.980% due 02/15/2030	5,800	5,833
5.370% due 02/15/2028	3,764	3,773

		736,715

CMBS OTHER 0.2%
MF1 LLC
6.468% due 06/19/2037 •	20,854	20,869

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.953% due 09/17/2037 •	7,625	7,654

		28,523

HOME EQUITY OTHER 4.4%
Aames Mortgage Trust
6.950% due 11/25/2031 þ	340	362
7.150% due 01/25/2032 þ	184	192
ABFC Trust 5.184% due 06/25/2037 •	3,883	3,239
Accredited Mortgage Loan Trust 4.694% due 09/25/2036 •	589	587
ACE Securities Corp. Home Equity Loan Trust
4.874% due 05/25/2037 •	13,108	2,039
6.384% due 11/25/2034 •	2,267	2,229
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.031% due 06/25/2033 •	510	432
5.184% due 01/25/2036 •	288	284
5.379% due 07/25/2035 •	3,246	3,219
5.784% due 03/25/2033 •	115	111
Argent Securities Trust
4.734% due 06/25/2036 •	3,044	1,568
4.814% due 03/25/2036 •	4,877	4,501
4.914% due 07/25/2036 •	1,032	278
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 6.384% due 05/25/2034 •	793	657
Asset-Backed Securities Corp. Home Equity Loan Trust
3.921% due 01/25/2036 •	8,121	7,278
5.409% due 06/25/2035 •	2,000	1,755
Bayview Financial Mortgage Pass-Through Trust 5.311% due 04/28/2036 •	263	263
Bear Stearns Asset-Backed Securities Trust
4.784% due 06/25/2047 •	25,753	24,018
5.334% due 08/25/2034 •	7,323	7,255
6.034% due 10/25/2037 •	27,830	27,459
6.384% due 08/25/2035 •	16,745	16,167
Bear Stearns Structured Products, Inc. Trust 6.434% due 03/25/2037 •	7,000	6,706
Carrington Mortgage Loan Trust
4.624% due 06/25/2037 •	2,550	2,524
5.424% due 06/25/2035 •	15,038	15,069
6.234% due 05/25/2035 •	15,328	13,287
Centex Home Equity Loan Trust
4.759% due 06/25/2034	4,596	4,504
5.084% due 03/25/2033 •	585	579
5.484% due 10/25/2035 •	1,528	1,509
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	28,653	28,954
Citigroup Mortgage Loan Trust, Inc.
5.094% due 02/25/2035 •	302	290
5.124% due 10/25/2035 •	800	742
Countrywide Asset-Backed Certificates
4.914% due 04/25/2037 •	32	29
4.934% due 01/25/2046 •	4,684	4,442
Countrywide Asset-Backed Certificates Trust
4.284% due 12/25/2034 •	906	829
4.684% due 06/25/2047 •	149	144
4.694% due 04/25/2046 •	1,438	1,364
4.714% due 06/25/2047 •	6,704	6,031
4.839% due 09/25/2046 •	1,650	1,310
4.874% due 05/25/2037 •	14,249	13,715
4.874% due 05/25/2047 •	3,424	3,271
4.914% due 03/25/2047 •	8,742	8,261
5.134% due 03/25/2036 •	4,263	3,732
5.174% due 08/25/2047 •	19,245	18,815
5.334% due 10/25/2047 •	8	7
5.499% due 02/25/2035 ~	4,460	4,100
Credit-Based Asset Servicing & Securitization LLC 3.290% due 03/25/2034 •	90	99
Ellington Loan Acquisition Trust 5.534% due 05/25/2037 •	7,714	7,558
EMC Mortgage Loan Trust 7.434% due 11/25/2030 •	3,540	3,498
Finance of America Structured Securities RMF Trust 3.000% due 09/25/2061	11,686	11,512
Finance of America Structured Securities Trust 6.500% due 04/25/2073	3,969	3,994
First NLC Trust 1.656% due 05/25/2035 •	8,387	7,477
Fremont Home Loan Trust 4.714% due 11/25/2036 •	3,473	2,047
GSAA Home Equity Trust
4.674% due 05/25/2047 •	1,398	811
5.334% due 08/25/2037 •	22	21
6.741% due 03/25/2036 þ	3,636	1,029

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

GSAA Trust 4.874% due 03/25/2047 •	4,976	1,703
GSAMP Trust
4.714% due 03/25/2047 •	10,679	9,740
4.774% due 01/25/2037 •	719	704
4.914% due 09/25/2036 •	8,319	2,872
Home Equity Asset Trust 5.034% due 07/25/2036 •	2,258	2,141
Home Equity Loan Trust
4.624% due 04/25/2037 •	8,770	8,451
4.664% due 04/25/2037 •	348	336
Home Equity Mortgage Loan Asset-Backed Trust
4.624% due 04/25/2037 •	14,464	9,793
5.679% due 03/25/2035 •	1,772	1,752
HSI Asset Loan Obligation Trust 4.554% due 12/25/2036 •	54	16
JP Morgan Mortgage Acquisition Corp.
5.019% due 01/25/2036 •	6,781	6,899
5.334% due 09/25/2035 •	3,400	3,072
5.394% due 06/25/2035 •	7,474	6,572
JP Morgan Mortgage Acquisition Trust
4.644% due 10/25/2036 •	143	142
4.884% due 07/25/2036 •	5,000	4,556
Long Beach Mortgage Loan Trust
4.734% due 06/25/2036 •	7,857	3,692
4.734% due 09/25/2036 •	9,892	6,355
4.894% due 10/25/2036 •	33,832	10,529
5.034% due 02/25/2036 •	6,431	5,544
5.064% due 01/25/2046 •	2,608	2,511
MASTR Asset-Backed Securities Trust
4.534% due 01/25/2037 •	265	75
4.854% due 05/25/2037 •	60	58
6.159% due 06/25/2035 •	470	481
Merrill Lynch Mortgage Investors Trust
4.654% due 08/25/2037 •	1,051	515
4.724% due 08/25/2037 •	353	322
4.954% due 03/25/2037 •	749	698
4.954% due 04/25/2037 •	540	256
5.184% due 09/25/2035 •	3,619	3,599
5.234% due 08/25/2035 •	1,242	1,207
Morgan Stanley ABS Capital, Inc. Trust
4.684% due 07/25/2036 •	50	46
4.914% due 09/25/2036 •	6,546	2,250
4.974% due 03/25/2036 •	2,337	2,291
5.139% due 12/25/2034 •	69	68
5.174% due 01/25/2034 •	1,984	2,014
5.364% due 02/25/2035 •	1,075	993
5.384% due 07/25/2037 •	36,771	34,917
5.454% due 01/25/2035 •	1,158	1,199
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
4.734% due 07/25/2036 •	10,199	9,665
5.094% due 11/25/2035 •	4,105	3,960
5.094% due 10/25/2036 •	2,003	444
NovaStar Mortgage Funding Trust
4.754% due 05/25/2036 •	527	522
5.349% due 10/25/2035 •	7,454	7,270
6.534% due 12/25/2034 •	74	65
Option One Mortgage Loan Trust Asset-Backed Certificates 5.124% due 11/25/2035 •	1,361	1,313
Ownit Mortgage Loan Trust
4.754% due 10/25/2037 •	8,387	8,729
4.854% due 01/25/2037 •	564	551
4.894% due 10/25/2037 •	4,571	4,787
Park Place Securities, Inc. 5.169% due 09/25/2035 •	16,154	15,850
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.169% due 09/25/2035 •	4,139	4,062
5.469% due 05/25/2035 •	7,804	6,340
5.484% due 06/25/2035 •	10,980	9,469
6.159% due 09/25/2034 •	2,199	2,173
People's Choice Home Loan Securities Trust 5.379% due 05/25/2035 •	536	504
Popular ABS Mortgage Pass-Through Trust 4.899% due 11/25/2036 •	6,715	5,814
Quest Trust 5.014% due 08/25/2036 •	6,106	5,812
Residential Asset Mortgage Products Trust 5.114% due 12/25/2035 •	998	893
Residential Asset Securities Corp. Trust
4.974% due 07/25/2036 •	1,042	912
5.064% due 02/25/2036 •	1,500	1,449
5.394% due 01/25/2036 •	2,608	2,477
5.409% due 09/25/2035 •	2,542	2,530
Saxon Asset Securities Trust
4.674% due 01/25/2047 •	4,881	4,653
4.744% due 09/25/2037 •	3,145	3,028

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

6.184% due 12/25/2037 •	1,889	1,807
Securitized Asset-Backed Receivables LLC Trust
4.874% due 01/25/2037 •	4,020	2,948
5.049% due 01/25/2035 •	2,113	2,024
Soundview Home Loan Trust
4.604% due 07/25/2037 •	4,074	3,599
4.634% due 06/25/2037 •	38,443	26,149
4.654% due 01/25/2037 •	6,887	4,997
4.674% due 11/25/2036 •	5,655	1,539
4.734% due 03/25/2037 •	1,651	1,580
4.774% due 11/25/2036 •	3,268	889
5.384% due 09/25/2037 •	654	547
5.409% due 03/25/2036 •	1,000	950
Structured Asset Investment Loan Trust
4.253% due 09/25/2034 •	2,599	2,710
5.154% due 07/25/2035 •	1,150	1,108
5.259% due 05/25/2034 •	1,090	1,055
5.634% due 08/25/2034 •	11,073	11,507
Structured Asset Securities Corp. 5.634% due 02/25/2035 •	542	552
Structured Asset Securities Corp. Mortgage Loan Trust
4.589% due 09/25/2036 •	666	409
4.814% due 12/25/2035 •	1,168	1,158
Towd Point Mortgage Trust 6.125% due 02/25/2064 ~	4,705	4,749

		594,071

HOME EQUITY SEQUENTIAL 0.1%
Saxon Asset Securities Trust 4.914% due 10/25/2046 •	9,050	7,918

MANUFACTURING HOUSE ABS OTHER 0.1%
Conseco Finance Securitizations Corp. 6.193% due 09/01/2033 •	1,076	1,077
Towd Point Mortgage Trust
3.750% due 11/25/2058 ~	5,000	4,912
4.000% due 11/25/2058 ~	5,000	4,865

		10,854

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Corp. 7.500% due 03/01/2030 ~	2,724	772

WHOLE LOAN COLLATERAL 1.0%
Citigroup Mortgage Loan Trust, Inc. 4.869% due 11/25/2036 •	409	406
Countrywide Asset-Backed Certificates Trust 5.154% due 11/25/2035 •	256	254
First Franklin Mortgage Loan Trust
4.554% due 11/25/2036 •	1,557	1,442
4.734% due 05/25/2036 •	2,090	2,052
4.744% due 07/25/2036 •	181	177
4.914% due 04/25/2036 •	7,600	6,855
GSAMP Trust
5.184% due 01/25/2034 •	1,857	1,873
5.409% due 06/25/2034 •	415	440
Lehman XS Trust
4.674% due 02/25/2037 •	2,317	2,245
4.754% due 02/25/2037 •	944	914
PRET LLC
4.843% due 09/25/2051 þ	34,657	34,554
5.487% due 10/25/2051 «~	2,729	2,729
5.744% due 06/25/2055 þ(b)	7,200	7,219
6.721% due 07/25/2051 þ	21,020	21,047
7.125% due 04/25/2054 þ	13,137	13,229
RAAC Trust 5.034% due 06/25/2044 •	985	898
Residential Asset Mortgage Products Trust 5.019% due 03/25/2036 •	18,400	17,247
Securitized Asset-Backed Receivables LLC Trust
5.014% due 12/25/2035 •	209	205
5.484% due 03/25/2035 •	149	148
Specialty Underwriting & Residential Finance Trust 5.000% due 12/25/2036 •	5,708	5,526
VCAT LLC 5.889% due 02/25/2055 þ	12,794	12,812

		132,272

OTHER ABS 6.8%
AccessLex Institute 4.813% due 09/26/2033 •	1,072	1,058

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

ACHV ABS Trust
4.760% due 04/26/2032		1,347	1,347
5.040% due 04/26/2032		1,906	1,903
5.900% due 04/25/2031		216	218
Affirm Master Trust
4.670% due 07/15/2033		10,300	10,345
4.990% due 02/15/2033		19,900	20,064
Anchorage Capital CLO Ltd. 5.319% due 10/20/2034 •		16,600	16,604
Anchorage Credit Funding Ltd. 3.619% due 04/25/2038		1,000	984
Aqua Finance Issuer Trust
1.000% due 12/19/2050 (b)		9,816	16,125
5.250% due 12/19/2050 «(b)		28,200	28,219
6.770% due 12/19/2050 «(b)		5,700	5,704
Arcano Euro CLO DAC 0.000% due 07/25/2039 •(b)	EUR	15,100	17,787
Ayresome CDO Ltd. 7.830% due 12/08/2045 •		$2,515	605
Bain Capital Credit CLO Ltd. 0.000% due 04/22/2035 •(b)		24,800	24,800
Betony CLO Ltd. 5.621% due 04/30/2031 •		695	696
BlueMountain CLO Ltd. 5.598% due 07/15/2031 •		5,425	5,429
BlueMountain EUR CLO DAC 3.189% due 01/15/2033 •	EUR	10,192	11,996
C-BASS CBO Ltd.
7.770% due 02/16/2041 •		$128,899	2,155
7.840% due 12/15/2034 •		10,528	776
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		8,700	8,733
Capital Street Master Trust
5.654% due 10/16/2028 •		14,300	14,303
5.904% due 10/16/2028 •		1,100	1,100
Carlyle Global Market Strategies CLO Ltd. 5.511% due 07/20/2031 •		4,186	4,192
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043		814	792
College Avenue Student Loans LLC
4.130% due 12/26/2047		1,005	985
5.634% due 12/26/2047 •		744	743
6.084% due 11/26/2046 •		293	296
Consumer Loan Finance
0.000% due 11/25/2054 «(g)		1,456	782
5.150% due 11/25/2054		4,323	4,340
5.350% due 11/25/2054		6,275	6,369
5.450% due 11/25/2054		1,541	1,562
5.750% due 11/25/2054		771	783
6.600% due 11/25/2054		1,017	1,030
8.750% due 11/25/2054		575	586
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(g)		981	471
5.150% due 11/25/2054		1,673	1,675
5.350% due 11/25/2054		3,143	3,209
5.450% due 11/25/2054		869	881
5.750% due 11/25/2054		434	441
6.600% due 11/25/2054		547	555
8.750% due 11/25/2054		327	333
Crossroads Asset Trust 4.910% due 02/20/2032		1,900	1,906
DLLMT LLC 5.080% due 02/22/2027		8,739	8,760
Elmwood CLO Ltd. 5.463% due 04/22/2035 «		7,300	7,300
Foundation Finance Trust 4.670% due 04/15/2052 (b)		3,900	3,899
GoodLeap Home Improvement Solutions Trust 5.320% due 06/20/2049 «		13,100	13,215
GreenSky Home Improvement Issuer Trust 5.250% due 10/27/2059		1,180	1,182
GreenSky Home Improvement Trust
5.550% due 06/25/2059		400	410
5.880% due 06/25/2059		650	653
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •		12,200	12,178
Hayfin Emerald CLO DAC 3.898% due 01/25/2037 •	EUR	9,800	11,560
Henley CLO DAC 3.148% due 04/25/2034 •		10,900	12,826
Hildene TruPS Securitization Ltd. 6.348% due 05/22/2039 •		$33,182	33,182
Invesco Euro CLO DAC 3.296% due 10/30/2038 •	EUR	11,800	13,874
John Deere Owner Trust 4.360% due 08/16/2027		$38,832	38,802

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

KKR CLO Ltd. 5.518% due 04/15/2031 •		488	489
LCM Loan Income Fund Ltd. 5.561% due 04/20/2031 •		4,697	4,703
LCM Ltd. 5.549% due 07/20/2034 •		2,500	2,502
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		786	776
M&T Equipment Notes 4.990% due 08/18/2031		9,544	9,565
Marlette Funding Trust 7.130% due 12/15/2033		4,174	4,224
METAL LLC 4.581% due 10/15/2042		2,422	1,611
Mountain View CLO Ltd. 5.716% due 04/15/2034 •		10,300	10,315
National Collegiate Student Loan Trust 4.754% due 10/27/2031 •		152	152
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		1,760	1,639
1.330% due 04/15/2069		2,589	2,380
2.600% due 08/15/2068		1,640	1,580
Navient Refinance Loan Trust
5.020% due 07/15/2055		7,900	7,963
5.150% due 02/16/2055		4,574	4,629
Navient Student Loan Trust
5.320% due 08/26/2069 •		2,821	2,816
6.004% due 03/15/2072 •		8,011	8,084
7.230% due 03/15/2072		6,300	6,808
Nelnet Student Loan Trust 6.640% due 02/20/2041		2,968	3,074
Newark BSL CLO Ltd. 5.513% due 07/25/2030 •		879	880
Octagon Investment Partners Ltd. 5.482% due 04/16/2031 •		4,488	4,493
Octagon Loan Funding Ltd. 5.766% due 11/18/2031 •		5,059	5,070
OneMain Financial Issuance Trust
1.750% due 09/14/2035		2,500	2,438
4.890% due 10/14/2034		16,061	16,060
5.804% due 09/15/2036 •		4,400	4,478
Oportun Issuance Trust
5.010% due 02/08/2033		4,300	4,299
5.300% due 02/08/2033		900	899
5.890% due 02/08/2033		500	500
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		1,422	1,431
Pagaya AI Debt Trust
5.373% due 01/17/2033		5,500	5,512
6.258% due 10/15/2031		3,795	3,821
6.319% due 08/15/2031		1,685	1,698
8.050% due 03/15/2030 ~		1	1
9.524% due 12/16/2030 ~		375	378
Project Panama SPV LLC 7.827% due 12/20/2054 «		10,236	10,271
Reach ABS Trust 4.960% due 08/16/2032		4,304	4,305
Regional Management Issuance Trust 5.830% due 07/15/2036		2,400	2,456
Rockford Tower Europe CLO DAC 3.561% due 04/24/2037 •	EUR	13,000	15,321
Romark Credit Funding Ltd. 5.539% due 09/15/2042		$6,750	6,763
Saranac CLO Ltd. 6.454% due 06/22/2030 •		97	98
SLM Student Loan Trust 5.220% due 03/25/2026 •		31,237	31,040
SMB Private Education Loan Trust
0.000% due 02/16/2055 «(g)		3	2,985
3.940% due 02/16/2055		13,777	13,421
4.550% due 02/16/2055		6,680	6,589
4.950% due 02/16/2055		2,026	2,009
5.090% due 10/16/2056		3,832	3,875
5.403% due 07/15/2053 •		23,014	23,050
5.500% due 06/17/2052		12,494	12,806
5.754% due 02/16/2055 •		13,777	13,889
5.950% due 02/16/2055		2,074	2,065
6.104% due 10/16/2056 •		2,966	3,028
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(g)		4,019	5,276
0.010% due 06/15/2034 «		10,400	12,930
4.620% due 06/15/2034 «		95,400	95,395
4.800% due 02/27/2034		6,113	6,126
4.820% due 06/25/2034		43,200	43,281
4.910% due 03/27/2034 «		34,184	34,143
4.970% due 06/15/2034 «		9,700	9,699

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

5.190% due 06/15/2034 «		7,600	7,598
5.250% due 03/27/2034 «		3,796	3,788
5.590% due 06/15/2034 «		5,600	5,600
5.770% due 03/27/2034 «		2,944	2,934
6.260% due 03/27/2034 «		2,177	2,178
Theorem Funding Trust 6.060% due 12/15/2028		188	188
TIAA CLO Ltd. 5.409% due 01/20/2032 •		4,375	4,379
Trinitas Euro CLO DAC 3.166% due 10/20/2032 •	EUR	358	422
Upstart Pass-Through Trust
4.300% due 05/20/2030		$592	588
7.900% due 10/20/2028		1,569	1,593
Upstart Securitization Trust 5.500% due 06/20/2032		521	521
Venture CLO Ltd. 5.778% due 01/15/2032 •		1,035	1,036
Volvo Financial Equipment LLC 4.560% due 05/17/2027		15,435	15,441
WAVE Trust 3.844% due 11/15/2042		2,809	2,725
Wind River CLO Ltd. 5.581% due 07/18/2031 •		142	142

			915,945

Total Asset-Backed Securities (Cost $2,523,244)			2,502,720

SOVEREIGN ISSUES 7.2%
Argentina Government International Bond
0.750% due 07/09/2030		6,827	5,424
0.750% due 07/09/2030 þ		2,305	1,561
1.000% due 07/09/2029		1,003	839
3.500% due 07/09/2041		9,847	6,130
4.125% due 07/09/2035		38,297	25,769
4.125% due 07/09/2035 þ		2,486	1,619
4.125% due 07/09/2046		112	74
5.000% due 01/09/2038		10,711	7,631
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (g)	BRL	851,304	151,138
Egypt Government International Bond 21.954% due 03/04/2028	EGP	1,479,900	29,435
Hungary Government International Bond 5.375% due 09/26/2030		$24,500	24,754
Israel Government International Bond
1.750% due 08/31/2025	ILS	5,400	1,597
5.375% due 02/19/2030		$62,300	63,566
5.500% due 03/12/2034		7,300	7,402
Japan Government International Bond
2.400% due 03/20/2045	JPY	1,222,000	8,543
2.400% due 03/20/2055		317,000	2,022
Mexican Bonos
7.500% due 05/26/2033	MXN	27,000	1,318
7.750% due 05/29/2031		382,500	19,455
7.750% due 11/23/2034		249,500	12,166
8.500% due 03/01/2029		617,200	32,848
8.500% due 05/31/2029		163,300	8,687
Mexican Udibonos
2.750% due 11/27/2031 (i)		871,252	41,150
3.000% due 12/03/2026 (i)		732,518	38,235
4.000% due 11/30/2028 (i)		578,823	30,243
4.000% due 08/24/2034 (i)		213,711	10,597
Peru Government International Bond
5.400% due 08/12/2034	PEN	10,974	2,932
6.150% due 08/12/2032		125,800	36,734
6.900% due 08/12/2037		41,525	11,947
6.950% due 08/12/2031		90,402	27,749
7.300% due 08/12/2033		134,100	41,307
7.600% due 08/12/2039		44,900	13,523
Republic of Poland Government International Bond 4.875% due 02/12/2030		$23,400	23,886
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	424,000	22,033
8.000% due 01/31/2030		80,800	4,488
8.500% due 01/31/2037		246,200	12,106
8.875% due 02/28/2035		686,600	36,215
9.000% due 01/31/2040		55,000	2,686
10.500% due 12/21/2026		468,300	27,444
Romania Government International Bond
2.000% due 04/14/2033	EUR	5,000	4,521
3.750% due 02/07/2034		6,330	6,378
5.250% due 03/10/2030		31,300	37,691
5.250% due 05/30/2032		10,700	12,421
5.375% due 03/22/2031		8,760	10,364
5.500% due 09/18/2028		1,700	2,088
5.875% due 07/11/2032		25,900	30,819

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Russia Government International Bond
5.250% due 06/23/2047		$12,400	0
5.625% due 04/04/2042		3,400	2,380
5.875% due 09/16/2043		1,800	1,232
Saudi Government International Bond
3.375% due 03/05/2032	EUR	1,800	2,113
3.750% due 03/05/2037 (n)		5,700	6,547
5.125% due 01/13/2028		$9,100	9,254
Turkiye Government International Bond
5.250% due 03/13/2030		15,400	14,681
6.125% due 10/24/2028		2,500	2,512
7.625% due 04/26/2029		7,700	8,072
47.469% due 09/06/2028 ~	TRY	50,100	1,208
49.053% due 05/20/2026 ~		4,600	116
49.053% due 08/19/2026 ~		3,400	86
49.053% due 05/17/2028 ~		778,800	18,972
Ukraine Government International Bond
0.000% due 02/01/2030 (h)		$45	22
0.000% due 02/01/2034 (h)		167	65
0.000% due 02/01/2035 (h)		141	67
0.000% due 02/01/2036 (h)		118	56
1.750% due 02/01/2034		246	128
1.750% due 02/01/2035		328	168
1.750% due 02/01/2036		246	123
Venezuela Government International Bond
7.000% due 03/31/2038 ^(d)		124	22
7.650% due 04/21/2035 ^(d)		3,123	507
9.250% due 09/15/2027 ^(d)		729	148
9.250% due 05/07/2028 ^(d)		2,886	512
11.750% due 10/21/2026 ^(d)		130	26
11.950% due 08/05/2031 ^(d)		6,600	1,226

Total Sovereign Issues (Cost $933,891)			969,778

		SHARES
COMMON STOCKS 0.2%
COMMUNICATION SERVICES 0.0%
Clear Channel Outdoor Holdings, Inc. (e)		2,065,869	2,417
iHeartMedia, Inc. 'A' (e)		487,321	858
iHeartMedia, Inc. 'B' «(e)		378,169	586
Windstream Services LLC «(e)		5,491	107

			3,968

FINANCIALS 0.1%
Hipotecaria Su Casita SA «(e)		345,787	0
Intelsat Emergence SA «(l)		372,608	12,854
UBS Group AG		17,485	591

			13,445

HEALTH CARE 0.1%
Amsurg Equity «(e)(l)		317,945	14,354

INDUSTRIALS 0.0%
Drillco Holding Lux SA «(l)		23,705	486
Foresea Holdings SA «		7,901	162
Westmoreland Mining Holdings «(e)(l)		2,910	2
Westmoreland Mining LLC «(e)(l)		2,936	7

			657

Total Common Stocks (Cost $69,864)			32,424

WARRANTS 0.0%
COMMUNICATION SERVICES 0.0%
Windstream - Exp. 04/08/2060 «		1,091	22

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «		4,542	9

Total Warrants (Cost $6,279)			31

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(j)		500,000	500

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Total Preferred Securities (Cost $502)			500

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.		3,766	16

Total Real Estate Investment Trusts (Cost $24)			16

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.0%
COMMERCIAL PAPER 0.7%
Air Lease Corp.
4.800% due 07/17/2025		$1,300	1,297
4.820% due 07/02/2025 (b)		6,100	6,099
4.850% due 07/18/2025		4,700	4,689
Alimentation Couche-Tard, Inc. 4.610% due 07/10/2025		8,900	8,888
Canadian Natural Resources Ltd.
4.870% due 07/25/2025 (b)		3,600	3,588
4.900% due 08/06/2025 (b)		12,700	12,638
CVS Health Corp.
4.920% due 07/14/2025		10,700	10,679
4.920% due 07/15/2025		2,600	2,595
Enbridge U.S., Inc. 4.600% due 07/21/2025		3,500	3,491
Global Payments, Inc. 5.000% due 07/01/2025		3,700	3,699
Harley-Davidson Financial Services, Inc. 5.070% due 08/04/2025		1,600	1,593
HCA, Inc.
4.950% due 08/14/2025		7,400	7,354
4.950% due 08/15/2025		7,400	7,353
JABIL, Inc. 4.850% due 07/14/2025		1,700	1,697
Jones Lang LaSalle Finance BV
4.650% due 07/14/2025		3,200	3,194
4.720% due 07/16/2025		4,900	4,890
NextEra Energy Capital Holdings, Inc.
4.610% due 08/25/2025 (b)		6,900	6,851
4.610% due 08/28/2025 (b)		800	794
NXP BV
4.600% due 07/01/2025		2,000	2,000
4.600% due 07/02/2025		1,400	1,400
ONEOK, Inc.
4.600% due 07/11/2025		2,000	1,997
4.600% due 07/14/2025		1,200	1,198

			97,984

		SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (k)		19,943,424	19,943

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (m) 14.6%			1,959,825

SHORT-TERM NOTES 0.1%
GLS Auto Select Receivables Trust 4.614% due 06/15/2026		$4,500	4,502
Pagaya AI Debt Trust 4.858% due 06/15/2026		7,200	7,202

			11,704

NIGERIA TREASURY BILLS 0.3%
31.842% due 06/11/2026 - 06/29/2026 (f)(g)	NGN	65,314,142	34,388

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. TREASURY BILLS 0.1%
4.324% due 07/03/2025 - 09/16/2025 (f)(g)(p)(r)	$15,436	15,338

Total Short-Term Instruments (Cost $2,132,117)		2,139,182

Total Investments in Securities (Cost $19,363,929)		19,112,722

	SHARES
INVESTMENTS IN AFFILIATES 13.9%
SHORT-TERM INSTRUMENTS 13.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.9%
PIMCO Short-Term Floating NAV Portfolio III	191,118,458	1,860,920

Total Short-Term Instruments (Cost $1,860,617)		1,860,920

Total Investments in Affiliates (Cost $1,860,617)		1,860,920

Total Investments 156.2% (Cost $21,224,546)		$20,973,642
Financial Derivative Instruments (o)(q) (0.3)%(Cost or Premiums, net $79,046)		(37,572)
Other Assets and Liabilities, net (55.9)%		(7,508,322)

Net Assets 100.0%		$13,427,748

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						When-issued security.
(c)						Payment in-kind security.
(d)						Security is not accruing income as of the date of this report.
(e)						Security did not produce income within the last twelve months.
(f)						Coupon represents a weighted average yield to maturity.
(g)						Zero coupon security.
(h)						Security becomes interest bearing at a future date.
(i)						Principal amount of security is adjusted for inflation.
(j)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)						Coupon represents a 7-Day Yield.
(l)						RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity						11/02/2023 - 11/06/2023	$13,286	$14,354	0.11%
Drillco Holding Lux SA						06/08/2023	474	486	0.00
Hardwood Funding LLC 4.840% due 06/07/2028						03/11/2025	3,100	3,118	0.02
Hardwood Funding LLC 4.980% due 06/07/2030						03/11/2025	2,000	2,020	0.01
Intelsat Emergence SA						06/19/2017 - 02/23/2024	25,427	12,854	0.10
National Football League 4.780% due 10/05/2030						03/14/2024	10,600	10,621	0.08
National Football League 5.480% due 10/05/2028						06/27/2025	18,600	18,928	0.14
Pantheon Senior Debt Secondaries 6.317% due 03/26/2026						03/18/2025	3,800	3,800	0.03
Prime Property Fund LLC 5.250% due 09/30/2029						09/17/2024	12,400	12,390	0.09
Project Alpha Investindustrial 4.256% due 02/27/2026						02/28/2025	2,255	2,560	0.02
VB DPR Finance Co. 6.833% due 03/15/2035						01/31/2025	20,000	19,608	0.15
Westmoreland Mining Holdings						03/26/2019	9	2	0.00
Westmoreland Mining LLC						06/30/2023	19	7	0.00

							$111,970	$100.748	0.75%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date		Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.430%	06/30/2025	07/01/2025		$100,000	U.S. Treasury Notes 2.375% due 05/15/2029	$(102,349)	$100,000	$100,012
	4.440	06/30/2025	07/01/2025		20,700	U.S. Treasury Notes 3.625% due 03/31/2028	(21,147)	20,700	20,703
	4.450	06/30/2025	07/01/2025		265,800	U.S. Treasury Notes 4.125% due 02/15/2027	(271,238)	265,800	265,833
FICC STR	4.400	06/30/2025	07/01/2025		2,500	U.S. Treasury Notes 0.000% due 06/30/2027	(2,550)	2,500	2,500
JPS	4.470	07/01/2025	07/02/2025		300,400	U.S. Treasury Inflation Protected Securities 1.625% due 10/15/2029	(102)	300,400	300,400
						U.S. Treasury Notes 1.875% due 02/15/2032	(306,599)
TOR	2.700	06/25/2025	07/03/2025	CAD	210,000	Province of Ontario 1.000% - 2.500% due 12/02/2029 - 03/08/2033	(78,977)	154,213	154,281
						Province of Quebec 1.000% - 2.300% due 04/01/2031 - 06/01/2032	(79,334)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

	2.700	06/26/2025	07/10/2025	500,000	Government of Newfoundland and Labrador 3.850% due 12/02/2034			(94,521)	367,175	367,310
					Province of Manitoba 2.550% due 06/02/2026			(75,023)
					Province of New Brunswick 3.950% - 5.650% due 12/27/2028 - 03/26/2037			(101,968)
					Province of Nova Scotia 3.850% - 4.050% due 06/01/2033 - 06/01/2035			(71,753)
					Province of Saskatchewan 3.050% due 12/02/2028			(33,816)
	2.700	06/27/2025	07/11/2025	320,000	Province of Alberta 2.900% - 4.150% due 12/01/2028 - 06/01/2050			(241,814)	234,992	235,061
	2.710	06/20/2025	07/07/2025	100,000	Province of Manitoba 3.200% - 3.250% due 09/05/2029 - 03/05/2050			(53,117)	73,435	73,495
					Province of Nova Scotia 3.150% due 12/01/2051			(19,021)
					Province of Saskatchewan 2.150% due 06/02/2031			(3,779)
	2.710	06/17/2025	07/08/2025	400,000	Province of British Columbia 4.450% due 12/18/2055			(22,431)	293,740	294,044
					Province of New Brunswick 3.100% due 08/14/2028			(26,458)
					Province of Nova Scotia 2.000% - 4.750% due 09/01/2030 - 06/01/2074			(53,493)
					Province of Quebec 3.600% - 5.750% due 09/01/2033 - 12/01/2041			(201,449)
	2.710	06/23/2025	07/08/2025	200,000	Government of Newfoundland and Labrador 3.850% due 12/02/2034			(18,901)	146,870	146,957
					Province of Manitoba 2.050% - 3.800% due 06/02/2031 - 06/02/2033			(132,034)

Total Repurchase Agreements								$(2,011,874)	$1,959,825	$1,960,596

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date		Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

BRC				1.500%	06/11/2025		TBD(3)	EUR	(2,955)	$(3,484)

Total Reverse Repurchase Agreements										$(3,484)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.6)%
Uniform Mortgage-Backed Security, TBA						1.500%	07/01/2055	$3,650	$(2,653)	$(2,745)
Uniform Mortgage-Backed Security, TBA						2.000	07/01/2040	2,200	(2,007)	(2,011)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2040	15,000	(13,657)	(13,715)
Uniform Mortgage-Backed Security, TBA						2.000	08/01/2055	1,200	(944)	(950)
Uniform Mortgage-Backed Security, TBA						2.500	08/01/2055	393,000	(323,296)	(325,970)
Uniform Mortgage-Backed Security, TBA						4.000	07/01/2055	9,894	(9,190)	(9,201)

Total Short Sales (2.6)%									$(351,747)	$(354,592)

(n)	Securities with an aggregate market value of $3,446 and cash of $730 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(2,143) at a weighted average interest rate of 1.666%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl July 2025 Futures				EUR	117.250	07/25/2025	135	$135	$(30)	$(29)
Call - EUREX Euro-Bobl July 2025 Futures					118.500	07/25/2025	135	135	(24)	(17)
Put - EUREX Euro-Bund July 2025 Futures					129.000	07/25/2025	78	78	(36)	(31)
Call - EUREX Euro-Bund July 2025 Futures					132.500	07/25/2025	78	78	(41)	(13)

									$(131)	$(90)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures					$108.500	07/25/2025	293	$293	$(97)	$(9)
Put - CBOE U.S. Treasury 10-Year Note August Futures					109.500	07/25/2025	343	343	(112)	(21)
Put - CBOE U.S. Treasury 10-Year Note August Futures					110.250	07/25/2025	296	296	(74)	(37)
Call - CBOE U.S. Treasury 10-Year Note August Futures					112.500	07/25/2025	343	343	(112)	(182)
Call - CBOE U.S. Treasury 10-Year Note August Futures					112.750	07/25/2025	296	296	(92)	(130)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	293	293	(101)	(220)

$(588)	$(599)

Total Written Options	$(719)	$(689)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	1,279	$96,484	$783	$0	$(446)
U.S. Treasury 5-Year Note September Futures	09/2025	15,010	1,636,090	18,594	1,994	0
U.S. Treasury 10-Year Note September Futures	09/2025	8,595	963,714	15,349	2,686	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	451	53,725	1,892	606	0
United Kingdom Long Gilt September Futures	09/2025	5,107	652,152	15,056	701	(2,243)

$51,674	$5,987	$(2,689)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	227	$(54,667)	$860	$0	$(11)
3-Month SOFR Active Contract June Futures	09/2025	1,196	(286,038)	3,186	22	0
3-Month SOFR Active Contract March Futures	06/2026	214	(51,681)	653	0	(16)
3-Month SOFR Active Contract September Futures	12/2025	174	(41,756)	804	0	(2)
Euro-Bobl September Futures	09/2025	709	(98,282)	369	209	(67)
Euro-Bund September Futures	09/2025	1,714	(262,774)	1,867	747	(61)
Euro-Buxl 30-Year Bond September Futures	09/2025	4	(559)	11	2	0
Euro-Schatz September Futures	09/2025	4	(505)	1	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	70	(7,999)	(204)	0	(34)
U.S. Treasury Long-Term Bond September Futures	09/2025	2,256	(260,498)	(10,339)	0	(2,256)

$(2,792)	$980	$(2,447)

Total Futures Contracts	$48,882	$6,967	$(5,136)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(2)
Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Co.	(5.000)%	Quarterly	06/20/2026	0.799%	$700	$(38)	$9	$(29)	$0	$0

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(3)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	12/20/2025	0.085%	EUR	40,500	$(488)	$711	$223	$0	$(1)
Airbus Finance BV	1.000	Quarterly	06/20/2026	0.115	43,900	1,199	(738)	461	5	0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.241	$300	4	(3)	1	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.303	4,600	76	(44)	32	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431	7,100	(37)	153	116	2	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.742	2,600	7	24	31	2	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.511	800	114	(24)	90	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	12/20/2025	0.506	4,100	239	(146)	93	1	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.100	7,200	306	236	542	2	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	16,000	100	45	145	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	3,300	37	7	44	0	(1)
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	16,500	103	10	113	0	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.107	EUR	5,900	35	(3)	32	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	0.136	4,600	(439)	486	47	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2026	0.179	12,500	(581)	763	182	0	(1)
Rolls-Royce PLC	1.000	Quarterly	06/20/2027	0.200	3,500	(255)	321	66	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.277	$2,100	48	(33)	15	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312	20,900	492	(278)	214	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416	7,600	(5)	133	128	3	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462	1,900	(5)	39	34	0	0

$950	$1,659	$2,609	$16	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$9,200	$(295)	$326	$31	$15	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	73,416	(2,805)	3,223	418	129	0
CDX.EM-37 5-Year Index	1.000	Quarterly	06/20/2027	980	(81)	85	4	2	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	9,400	(766)	790	24	19	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	1,400	(95)	95	0	3	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	22,600	(1,028)	931	(97)	49	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	7,200	(247)	180	(67)	16	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	10,300	(299)	146	(153)	20	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	7,800	(280)	89	(191)	17	0
CDX.HY-35 5-Year Index	5.000	Quarterly	12/20/2025	384	31	(24)	7	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	36,672	3,201	(1,931)	1,270	45	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	2,592	147	(14)	133	4	0
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	970	0	64	64	2	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	119,800	6,046	3,149	9,195	421	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	300	7	(3)	4	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,000	0	15	15	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	400	0	7	7	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,600	12	42	54	1	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,000	10	12	22	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	21,000	458	21	479	10	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	161,400	2,831	793	3,624	89	0

$6,844	$7,999	$14,843	$842	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	235,600	$(2,951)	$21	$(2,930)	$0	$(13)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	6,400	(27)	180	153	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035	2,900	180	(17)	163	2	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055	13,600	1,629	582	2,211	44	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	3,740,000	0	(266)	(266)	0	(5)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028	19,770,000	361	3,769	4,130	80	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029	52,610,000	5,324	7,289	12,613	259	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029	15,440,000	200	282	482	90	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032	6,157,600	(19)	1,805	1,786	71	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034	7,950,000	453	87	540	118	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035	2,576,000	(535)	483	(52)	48	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042	3,007,000	873	2,908	3,781	93	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042	908,000	0	954	954	29	0
Receive	1-Day USD-SOFR Compounded-OIS	2.620	Annual	07/24/2025	$155,900	1,169	2,107	3,276	11	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026	168,200	2,140	2,341	4,481	19	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	120,800	26	2,365	2,391	11	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	261,800	(1,267)	1,007	(260)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	2.590	Annual	07/23/2026	110,700	1,522	2,141	3,663	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.645	Annual	07/24/2026	169,300	2,421	2,984	5,405	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.243	Annual	08/07/2026	51,400	694	1,310	2,004	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027	20,500	(35)	(779)	(814)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	11,000	(11)	(427)	(438)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	41,000	(96)	(1,435)	(1,531)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.300	Annual	03/21/2027	337,420	(430)	4,512	4,082	120	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	05/18/2027	1,172,300	(2,877)	59,154	56,277	0	(320)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	45,790	1,407	810	2,217	0	(13)
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/30/2027	24,500	(123)	(553)	(676)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/07/2027	12,600	(65)	(201)	(266)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/13/2027	2,600	(6)	(4)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	33,150	2,389	(853)	1,536	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	33,200	(71)	340	269	24	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	38,548	(1,416)	(2,073)	(3,489)	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	36,150	824	(665)	159	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	2.700	Annual	07/21/2028	14,300	(333)	(229)	(562)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	2.675	Annual	07/24/2028	14,500	(337)	(246)	(583)	12	0
Pay	1-Day USD-SOFR Compounded-OIS	2.748	Annual	07/25/2028	21,900	(518)	(299)	(817)	18	0
Pay	1-Day USD-SOFR Compounded-OIS	2.468	Annual	07/27/2028	14,200	(339)	(340)	(679)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	6,860	0	11	11	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	10,170	0	15	15	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	75,380	1,212	(1,832)	(620)	0	(79)
Receive	1-Day USD-SOFR Compounded-OIS	1.100	Semi-Annual	02/01/2029	50,700	(216)	4,756	4,540	0	(44)
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	41,600	(100)	817	717	48	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	14,200	(33)	295	262	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	29,400	(39)	240	201	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	27,740	(899)	81	(818)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	106,480	5,107	4,431	9,538	0	(114)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	33,998	1,916	180	2,096	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	528,460	(3,503)	(3,431)	(6,934)	0	(668)
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/08/2029	12,600	(79)	(248)	(327)	16	0
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	09/09/2029	12,500	(78)	(217)	(295)	16	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.258	Annual	09/30/2029	892,900	(350)	13,963	13,613	0	(1,153)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	230,537	(276)	(2,140)	(2,416)	0	(340)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	885,520	(10,562)	1,044	(9,518)	0	(1,290)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	156,890	14,254	(3,146)	11,108	0	(203)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	34,200	(120)	99	(21)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	28,400	(98)	(91)	(189)	43	0
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	12,100	(34)	59	25	19	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	12,040	70	28	98	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	140,470	2,384	350	2,734	0	(230)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	6,900	(22)	92	70	12	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	11,700	0	12	12	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	25,500	0	25	25	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	23,500	0	18	18	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	23,400	0	(10)	(10)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	42,300	0	(40)	(40)	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	29,400	0	(50)	(50)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	52,800	0	(106)	(106)	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	52,900	0	(111)	(111)	0	(97)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	23,500	0	(54)	(54)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	23,500	0	(77)	(77)	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	15,600	0	(86)	(86)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	12,500	0	(78)	(78)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	19,700	0	(134)	(134)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	33,000	0	(227)	(227)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	25,000	0	(175)	(175)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	15,500	0	(135)	(135)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	15,600	0	(136)	(136)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	15,600	0	(140)	(140)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	10,400	0	(96)	(96)	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	15,600	0	(147)	(147)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	15,600	0	(151)	(151)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	15,600	0	(159)	(159)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	140,650	4,757	(4,456)	301	0	(265)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	30,940	(1,420)	174	(1,246)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	6,820	0	63	63	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	11,400	0	38	38	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	93,822	(6,926)	(8,322)	(15,248)	163	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	297,960	(3,074)	(1,335)	(4,409)	0	(636)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	20,980	2	336	338	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	1.470	Semi-Annual	07/15/2031	13,400	(54)	1,758	1,704	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	16,700	(72)	2,233	2,161	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	10,800	(24)	(1,431)	(1,455)	21	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	10,900	(19)	(1,426)	(1,445)	21	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/22/2031	8,000	(17)	(1,042)	(1,059)	16	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	141,710	(237)	(1,318)	(1,555)	0	(334)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	8,900	(23)	(1,057)	(1,080)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	2,700	(8)	(333)	(341)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	02/01/2032	18,800	(108)	2,841	2,733	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	1.988	Semi-Annual	02/09/2032	14,500	77	1,442	1,519	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	2.008	Semi-Annual	02/09/2032	24,400	95	2,442	2,537	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	20,720	598	(206)	392	0	(50)
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/21/2032	282,250	140	7,776	7,916	708	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	234,042	(233)	(3,346)	(3,579)	0	(606)
Receive	1-Day USD-SOFR Compounded-OIS	1.900	Semi-Annual	05/18/2032	636,600	(15,389)	91,163	75,774	0	(1,438)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	18,270	235	83	318	0	(46)
Pay	1-Day USD-SOFR Compounded-OIS	2.680	Annual	07/11/2032	22,000	(304)	(1,305)	(1,609)	54	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	07/11/2032	22,000	(308)	(1,285)	(1,593)	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.050	Annual	09/06/2032	3,100	(26)	(109)	(135)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	255,860	29,654	(189)	29,465	0	(668)
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	18,800	(75)	(156)	(231)	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	18,000	(79)	(217)	(296)	52	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	17,600	(76)	(170)	(246)	51	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	17,600	(60)	(316)	(376)	51	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	33,400	(119)	(241)	(360)	97	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	208,310	4,554	(3,261)	1,293	0	(628)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	50,500	(204)	(386)	(590)	152	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	472,330	(2,441)	(1,315)	(3,756)	0	(1,448)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	77,455	955	2,233	3,188	0	(234)
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	8,300	(30)	41	11	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	9,500	(38)	55	17	30	0
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	27,800	(108)	232	124	88	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	14,000	(53)	164	111	45	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	28,100	(99)	544	445	90	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	27,000	(93)	830	737	88	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	13,100	(47)	556	509	43	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	13,100	(52)	537	485	43	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	11,200	(38)	498	460	37	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	13,300	(46)	614	568	44	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	7,000	(25)	330	305	23	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	7,000	(25)	343	318	23	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	6,600	(23)	395	372	22	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	10/31/2033	8,200	(30)	530	500	28	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	7,000	(29)	448	419	24	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	13,600	(57)	887	830	46	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	13,900	(63)	(572)	(635)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	14,200	(62)	(346)	(408)	0	(48)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	15,100	(63)	(277)	(340)	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	120,910	(4,054)	2,507	(1,547)	397	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	7,500	(32)	(74)	(106)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	14,200	(61)	(154)	(215)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	7,100	(31)	(19)	(50)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	7,100	(31)	(52)	(83)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	7,100	(32)	19	(13)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	14,300	(65)	78	13	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	15,500	(73)	60	(13)	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	14,500	0	74	74	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	14,200	(65)	129	64	0	(47)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	7,000	(29)	72	43	24	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	4,200	(18)	45	27	14	0
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	8,100	(33)	32	(1)	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	14,200	(58)	67	9	48	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	14,200	(58)	89	31	48	0
Pay	1-Day USD-SOFR Compounded-OIS	3.620	Annual	01/31/2034	7,500	(32)	11	(21)	25	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	6,900	(35)	73	38	23	0
Pay	1-Day USD-SOFR Compounded-OIS	3.783	Annual	02/07/2034	5,900	(30)	89	59	20	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	28,000	(125)	577	452	96	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	15,100	(64)	63	(1)	51	0
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	03/05/2034	7,700	(29)	58	29	26	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	15,000	(56)	125	69	51	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	14,600	(55)	343	288	51	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	7,600	(29)	179	150	27	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034	15,600	(54)	423	369	55	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	14,400	(49)	535	486	51	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	14,400	(57)	549	492	51	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	15,200	(44)	556	512	54	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	80,300	(226)	3,005	2,779	285	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	14,200	(38)	574	536	51	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	39,200	(127)	1,819	1,692	140	0
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	16,900	(68)	(508)	(576)	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	92,440	(2,481)	3,272	791	330	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	21,400	(65)	(361)	(426)	0	(77)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	15,000	(49)	(336)	(385)	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	25,200	(100)	0	(100)	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	25,200	(86)	313	227	0	(90)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	25,300	(93)	241	148	0	(91)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	28,000	(92)	522	430	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	39,800	(139)	683	544	0	(142)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	27,900	(99)	458	359	0	(100)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	25,200	(89)	551	462	0	(90)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	28,800	(98)	558	460	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	25,100	(90)	370	280	0	(90)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	19,300	(69)	361	292	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	17,400	(66)	467	401	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	14,600	(55)	336	281	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	17,900	(67)	394	327	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	16,200	(64)	520	456	0	(58)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	14,400	(69)	691	622	0	(51)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	8,200	(38)	385	347	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	32,800	(144)	1,428	1,284	0	(116)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	25,400	(90)	1,183	1,093	0	(90)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	25,300	(91)	1,143	1,052	0	(89)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	26,500	(96)	(527)	(623)	95	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	26,500	(94)	(698)	(792)	95	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	16,800	(57)	(427)	(484)	60	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	16,200	(45)	(335)	(380)	59	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	28,900	(86)	(552)	(638)	105	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	28,700	(90)	(494)	(584)	104	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	58,200	(188)	(1,075)	(1,263)	211	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	52,400	(186)	(716)	(902)	191	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	3,570	42	(29)	13	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	14,400	(38)	205	167	55	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	9,800	(26)	148	122	37	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	14,300	(38)	277	239	54	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	14,400	(39)	255	216	55	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	42,300	(117)	1,234	1,117	162	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	15,500	(56)	(220)	(276)	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	8,200	(29)	(91)	(120)	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	16,400	(57)	(189)	(246)	0	(63)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	32,100	(108)	(442)	(550)	0	(124)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	19,100	(55)	(250)	(305)	0	(74)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	31,900	(156)	316	160	125	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	11,400	286	132	418	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	3,300	0	335	335	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	4,490	0	385	385	0	(32)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	1,760	0	133	133	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	1.485	Semi-Annual	01/13/2051	6,800	(45)	(2,996)	(3,041)	32	0
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	01/13/2051	61,800	(268)	(26,396)	(26,664)	301	0
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051	7,300	(75)	(3,178)	(3,253)	34	0
Pay	1-Day USD-SOFR Compounded-OIS	1.438	Semi-Annual	01/22/2051	17,700	(185)	(7,861)	(8,046)	84	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	04/07/2051	42,600	(18)	19,511	19,493	0	(210)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051	8,400	(112)	3,470	3,358	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/01/2052	186,000	(1,621)	79,458	77,837	0	(942)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		291,500	31,444	75,348	106,792	0	(1,618)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		76,561	(146)	(1,871)	(2,017)	0	(639)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		9,600	(88)	(1,342)	(1,430)	67	0
Pay	1-Day USD-SOFR Compounded-OIS	2.550	Annual	07/21/2053		3,600	(260)	(660)	(920)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	2.537	Annual	07/24/2053		3,600	(262)	(666)	(928)	23	0
Pay	1-Day USD-SOFR Compounded-OIS	2.508	Annual	07/25/2053		5,600	(419)	(1,054)	(1,473)	36	0
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		4,200	(24)	(67)	(91)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	10/16/2053		4,200	(22)	(32)	(54)	33	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053		4,400	(23)	(41)	(64)	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		7,340	(40)	890	850	0	(55)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		6,000	(51)	(347)	(398)	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		78,300	6,259	(387)	5,872	0	(618)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		95,600	13,708	(2,093)	11,615	0	(737)
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	58,300	0	(601)	(601)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		29,400	0	(300)	(300)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		44,500	0	(446)	(446)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		112,800	0	(1,086)	(1,086)	0	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		112,000	0	(1,067)	(1,067)	0	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		110,900	0	(1,052)	(1,052)	0	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		85,700	0	(1,197)	(1,197)	17	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		19,800	0	(272)	(272)	4	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		91,600	0	(1,263)	(1,263)	19	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		28,800	0	(336)	(336)	6	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		172,800	0	(2,345)	(2,345)	35	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		87,080	0	(1,007)	(1,007)	18	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		43,000	0	(574)	(574)	9	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		44,160	0	(498)	(498)	9	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		73,690	0	(830)	(830)	15	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		132,360	0	(1,482)	(1,482)	27	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		103,130	0	(1,147)	(1,147)	21	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		14,860	0	(165)	(165)	3	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		103,030	0	(1,123)	(1,123)	21	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		93,690	0	(994)	(994)	19	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		6,500	0	(77)	(77)	1	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		3,300	0	(38)	(38)	1	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		3,300	0	(38)	(38)	1	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		1,700	0	(14)	(14)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		7,300	0	(61)	(61)	2	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		17,500	0	(128)	(128)	4	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		235,700	12	(135)	(123)	23	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		167,700	0	(39)	(39)	33	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		154,400	(9)	246	237	226	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		308,000	24	355	379	279	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	36,400	375	42	417	0	(8)
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		336,500	4,925	3,062	7,987	0	(628)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	15,100	(25)	433	408	0	(15)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		15,200	(22)	442	420	0	(16)
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		11,900	(21)	439	418	0	(13)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		14,500	(20)	(520)	(540)	16	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		16,700	(34)	(101)	(135)	18	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		9,800	(28)	256	228	0	(19)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		16,100	(42)	(263)	(305)	32	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		9,500	(33)	107	74	19	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		10,000	(38)	105	67	20	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		26,000	(102)	243	141	54	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	61,900	363	1,488	1,851	0	(41)
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	37,800	0	85	85	3	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		30,200	0	68	68	3	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		112,900	0	256	256	10	0
Pay	3-Month ZAR-JIBAR	8.428	Quarterly	07/31/2028		75,100	0	171	171	7	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		45,600	0	104	104	4	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		77,000	0	179	179	7	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		78,000	0	182	182	7	0
Pay	3-Month ZAR-JIBAR	8.464	Quarterly	08/02/2028		78,200	0	183	183	7	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		79,600	0	197	197	7	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		39,500	0	87	87	4	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/04/2028		95,000	0	213	213	9	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		39,500	0	89	89	4	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		40,300	0	91	91	4	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		40,200	0	99	99	4	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		77,500	0	168	168	7	0
Pay	3-Month ZAR-JIBAR	8.400	Quarterly	08/07/2028		77,500	0	173	173	7	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		23,000	0	52	52	2	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		33,700	0	51	51	7	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		33,700	0	51	51	7	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		32,900	0	51	51	6	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		32,900	0	52	52	6	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		32,900	0	54	54	6	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		32,900	0	55	55	6	0
Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		100,300	0	168	168	19	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		46,700	0	81	81	9	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		169,100	0	347	347	33	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	12,500	86	(151)	(65)	0	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		80,900	1,624	(2,196)	(572)	8	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		32,900	(48)	925	877	0	(37)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		84,600	(316)	2,508	2,192	0	(110)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		22,500	297	269	566	0	(33)
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025	EUR	1,200	0	19	19	0	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		17,400	(41)	1,237	1,196	0	(15)
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		16,300	(31)	1,217	1,186	0	(14)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		695,480	(9,852)	8,635	(1,217)	0	(762)
Pay	6-Month EUR-EURIBOR	2.547	Annual	03/09/2033		44,600	(997)	1,307	310	0	(72)
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		9,400	(37)	883	846	0	(17)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		9,700	(30)	251	221	0	(18)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		9,800	(31)	246	215	0	(18)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		8,900	(21)	(316)	(337)	0	(20)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		9,400	(24)	(133)	(157)	0	(19)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		9,500	(25)	(42)	(67)	0	(19)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		10,000	(25)	(108)	(133)	0	(20)
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		17,300	(496)	(166)	(662)	0	(35)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		17,400	966	8,528	9,494	48	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		4,000	(129)	2,082	1,953	12	0
Receive(7)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		296,100	3,985	30,563	34,548	115	0
Receive(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		211,900	14,661	11,286	25,947	804	0
Pay	28-Day MXN-TIIE	9.020	Lunar	12/17/2029	MXN	68,000	0	192	192	10	0
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029		50,400	0	139	139	7	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		97,800	0	300	300	15	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		95,100	0	295	295	14	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		266,600	0	826	826	42	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	148,700	(2,525)	3,147	622	0	(6)
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	7,300	(6)	(997)	(1,003)	39	0
Pay	UKRPI	4.055	Maturity	09/15/2031		6,800	28	(904)	(876)	37	0
Pay	UKRPI	4.066	Maturity	09/15/2031		13,200	(162)	(1,517)	(1,679)	71	0
Pay	UKRPI	4.020	Maturity	10/15/2031		9,600	(43)	(1,230)	(1,273)	53	0
Pay	UKRPI	4.140	Maturity	10/15/2031		18,500	(70)	(2,037)	(2,107)	102	0

							$76,070	$395,480	$471,550	$10,208	$(21,878)

Total Swap Agreements							$83,826	$405,147	$488,973	$11,066	$(21,881)

(p)

Securities with an aggregate market value of $310,170 and cash of $12,001 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)	Future styled option variation margin asset of $24 and liability of $(17) is outstanding at period end.

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)			This instrument has a forward starting effective date.
(q)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CAD	14		$10	$0	$0
	07/2025	CNH	78,410		10,883	0	(83)
	07/2025	EUR	5,171		6,055	0	(37)
	07/2025		$19,737	AUD	30,383	260	0
	07/2025		24	CHF	19	0	0
	07/2025		4,179	NZD	6,944	54	0
	08/2025	AUD	30,383		$19,749	0	(261)
	08/2025	CHF	19		24	0	0
	08/2025	CNH	107,779		14,986	0	(127)
	08/2025	NZD	6,944		4,183	0	(54)
	08/2025		$10	CAD	14	0	0
	08/2025		6,068	EUR	5,171	37	0
BOA	07/2025	EUR	363,884		$413,754	0	(14,883)
	07/2025	PEN	23,292		6,580	5	0
	07/2025		$3,047	IDR	49,710,200	18	0
	07/2025		6,392	KRW	8,713,896	53	0
	07/2025		6,470	PEN	23,292	105	0
	07/2025		1,246	SGD	1,595	9	0
	08/2025	CNH	73,821		$10,319	0	(33)
	08/2025	SGD	1,592		1,246	0	(9)
	08/2025	TWD	1,824		56	0	(7)
	08/2025		$7,993	CNH	57,161	22	0
	11/2025	PEN	23,387		$6,470	0	(104)
BPS	07/2025	BRL	19,093		3,490	0	(24)
	07/2025	CAD	700,741		510,200	0	(4,583)
	07/2025	KRW	31,075		23	0	0
	07/2025	NOK	8,270		817	0	(3)
	07/2025	SEK	13,620		1,419	0	(21)
	07/2025	THB	3,652		110	0	(2)
	07/2025	TWD	329,954		10,154	0	(1,206)
	07/2025		$1,070	AUD	1,649	15	0
	07/2025		3,430	BRL	19,093	84	0
	07/2025		81,659	EUR	69,744	496	0
	07/2025		6,276	IDR	102,382,212	37	0
	07/2025		490	THB	16,049	4	0
	07/2025		1,963	TWD	58,377	46	0
	08/2025	CNH	25,994		$3,639	0	(6)
	08/2025	TWD	542,884		16,621	0	(2,252)
	08/2025		$4,643	INR	403,604	55	0
	08/2025		19	JPY	2,681	0	0
	08/2025		520	TWD	17,012	72	0
	09/2025		3,042	PEN	11,029	65	0
	10/2025	BRL	444,104		$71,860	0	(8,018)
	05/2026		$2,862	KWD	872	0	(8)
	06/2026		2,070		632	1	(2)
	06/2027		1,003		304	0	(8)
	05/2029	KWD	4,290		$14,750	645	0
	07/2029		573		1,970	86	0
	05/2030		3,223		11,100	444	0
BRC	07/2025	ILS	27,521		7,904	0	(266)
	07/2025	KRW	613,804		449	0	(5)
	07/2025	NOK	6,851		674	0	(6)
	07/2025	PLN	627		167	0	(7)
	07/2025	TRY	34,237		835	0	(8)
	07/2025		$67,161	GBP	49,390	635	0
	07/2025		3,920	ILS	13,234	9	0

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		280	JPY	40,280	0	0
	07/2025		34	KRW	46,914	1	0
	07/2025		52,366	TRY	2,143,371	878	0
	07/2025	ZAR	742,229		$41,062	0	(797)
	08/2025	GBP	45,382		61,756	0	(547)
	08/2025		$21,578	TRY	897,144	242	0
	09/2025	PEN	9,706		$2,661	0	(73)
BSH	07/2025	BRL	754,585		136,672	0	(2,215)
	07/2025	PEN	103,922		28,208	3	(1,123)
	07/2025		$138,276	BRL	754,585	611	0
	07/2025		7,247	PEN	26,142	132	0
	08/2025	PEN	8,708		$2,357	0	(98)
	08/2025		$136,672	BRL	760,345	2,194	0
	09/2025	PEN	49,087		$13,301	0	(524)
	09/2025		$1,000	PEN	3,628	22	0
	10/2025	PEN	9,668		$2,617	0	(103)
	11/2025		7,392		2,000	0	(79)
	12/2025		20,450		5,657	0	(87)
CBK	07/2025	BRL	414,303		75,920	0	(335)
	07/2025	CAD	100,156		73,313	0	(255)
	07/2025	KRW	43,924,947		32,016	0	(474)
	07/2025	PEN	62,716		17,174	0	(526)
	07/2025	SEK	8,500		895	0	(3)
	07/2025	THB	191,099		5,747	0	(138)
	07/2025	TWD	577,891		17,762	0	(2,134)
	07/2025		$72,432	BRL	414,303	3,823	0
	07/2025		5,460	EUR	4,708	86	0
	07/2025		3,412	GBP	2,507	29	0
	07/2025		2,059	IDR	33,525,210	8	0
	07/2025		31,582	PEN	112,376	150	(15)
	07/2025		32,195	TWD	957,116	758	0
	08/2025	CNH	24,963		$3,473	0	(28)
	08/2025	PEN	25,792		6,921	0	(352)
	08/2025	TWD	690,192		21,180	0	(2,814)
	08/2025		$5,277	CNH	38,185	78	0
	08/2025		27,856	INR	2,401,832	116	(10)
	09/2025	ILS	5,368		$1,420	0	(174)
	09/2025	MXN	14,822		773	0	(11)
	09/2025	PEN	127,509		35,186	8	(738)
	09/2025		$3,500	PEN	12,506	22	0
	12/2025	PEN	3,633		$981	0	(39)
DUB	07/2025	ILS	13,364		3,856	0	(112)
	07/2025	KRW	599,993		440	0	(4)
	07/2025		$1,844	AUD	2,863	41	0
	07/2025		364,621	EUR	314,301	5,610	0
	07/2025		420	IDR	6,835,532	1	0
	07/2025		508	SGD	654	7	0
	07/2025		1,702	TWD	50,590	40	0
	08/2025	EUR	313,612		$364,621	0	(5,605)
	08/2025		$13,356	INR	1,153,522	73	0
	09/2025	MXN	2		$0	0	0
	09/2025	PEN	47,496		12,916	0	(463)
FAR	07/2025	AUD	34,895		22,529	0	(438)
	07/2025	CAD	400,624		295,893	1,605	0
	07/2025	CHF	14,358		17,436	0	(660)
	07/2025	CNH	39,886		5,550	0	(28)
	07/2025	JPY	12,691,479		87,191	0	(941)
	07/2025	SGD	257		200	0	(2)
	07/2025		$18,697	CHF	14,968	168	0
	07/2025		154,911	JPY	22,223,213	0	(589)
	07/2025		9,061	PLN	33,418	207	0
	07/2025		1,525	SGD	1,952	10	0
	08/2025	CHF	14,907		$18,697	0	(168)
	08/2025	CNH	27,436		3,834	0	(13)
	08/2025	SGD	1,471		1,156	0	(4)
	08/2025		$1,079	AUD	1,649	7	0
	08/2025		87,191	JPY	12,644,805	942	0
	09/2025	MXN	640,998		$32,920	0	(965)
GLM	07/2025	PEN	60,076		16,136	0	(812)
	07/2025	TWD	62,274		1,914	0	(230)
	07/2025		$487	IDR	7,937,050	2	0
	07/2025		389	SGD	496	1	0
	07/2025		100	TWD	3,257	12	0
	07/2025		1,357	ZAR	24,549	27	0
	07/2025	ZAR	3,093		$171	0	(3)
	08/2025	SGD	495		389	0	(1)
	08/2025		$487	TWD	16,002	69	0
	10/2025	BRL	258,600		$42,291	0	(4,222)
IND	07/2025		$2,341	SEK	22,148	0	0
	08/2025	SEK	22,100		$2,341	0	0
JPM	07/2025	AUD	1,941		1,272	0	(5)
	07/2025	BRL	323,059		59,200	0	(262)
	07/2025	CAD	320,331		235,215	0	(127)
	07/2025	CHF	609		743	0	(24)
	07/2025	CNH	75,570		10,471	0	(98)
	07/2025	KRW	2,640,965		1,931	0	(23)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	NZD	5,130		3,059	0	(67)
	07/2025	PLN	6,737		1,794	0	(75)
	07/2025	SGD	11,482		8,939	0	(91)
	07/2025	TWD	334,973		10,304	0	(1,229)
	07/2025		$55,215	BRL	323,059	4,246	0
	07/2025		16,306	PLN	60,271	409	0
	07/2025		816	SGD	1,045	6	0
	07/2025		2,194	TWD	65,130	49	0
	07/2025	ZAR	210,453		$11,776	0	(93)
	08/2025	CNH	99,401		13,814	0	(125)
	08/2025	SGD	1,042		816	0	(6)
	08/2025	TWD	342,921		10,524	0	(1,397)
	08/2025		$1,273	AUD	1,941	5	0
	08/2025		83,196	EUR	70,809	395	0
	08/2025		5,192	INR	450,145	49	0
	10/2025	BRL	135,700		$20,977	0	(3,430)
MBC	07/2025	CAD	67,415		49,084	0	(422)
	07/2025	CHF	20		25	0	(1)
	07/2025	CNH	36,228		5,027	0	(39)
	07/2025	NZD	853		509	0	(11)
	07/2025	PLN	4,816		1,286	0	(50)
	07/2025	SGD	27,585		21,502	0	(192)
	07/2025	THB	95,928		2,898	0	(55)
	07/2025	TWD	160,061		4,911	0	(600)
	07/2025		$1,270	AUD	1,941	8	0
	07/2025		49,082	CAD	67,469	463	0
	07/2025		59,259	EUR	51,111	948	0
	07/2025		11,126	GBP	8,227	167	0
	07/2025		647	IDR	10,518,732	1	0
	07/2025		6,785	JPY	974,820	0	(16)
	07/2025		21,528	SGD	27,840	367	0
	07/2025		5,098	TWD	161,291	455	0
	08/2025	CAD	67,356		$49,082	0	(465)
	08/2025	CNH	68,178		9,469	0	(92)
	08/2025	SGD	27,776		21,528	0	(372)
	08/2025	TWD	259,672		8,021	0	(1,007)
	08/2025		$18,053	CNH	130,648	267	0
	08/2025		99	JPY	14,257	0	0
MYI	07/2025	JPY	4,267,868		$29,282	0	(355)
	07/2025		$3,475	JPY	502,016	11	0
	07/2025		2,186	NOK	22,051	2	0
	07/2025		47	PLN	175	1	0
	08/2025	CNH	27,964		$3,906	0	(15)
	08/2025	NOK	22,047		2,186	0	(2)
	08/2025		$29,282	JPY	4,252,179	355	0
	10/2025	BRL	12,900		$2,121	0	(199)
NGF	07/2025		$5,828	IDR	94,996,579	30	0
	08/2025		660	TRY	27,539	8	0
RYL	07/2025	CAD	210,124		$153,300	0	(1,012)
SCX	07/2025	ILS	203		59	0	(2)
	07/2025	JPY	47,544		329	0	(1)
	07/2025	NZD	961		580	0	(5)
	07/2025	PEN	7,677		2,057	0	(109)
	07/2025	TWD	13,617		468	0	(1)
	07/2025		$2,265	IDR	36,912,697	11	0
	07/2025		4,299	SGD	5,545	62	0
	07/2025		16,434	TWD	481,424	141	0
	08/2025	CNH	48,178		$6,744	0	(11)
	08/2025	SGD	5,532		4,299	0	(63)
	08/2025	TWD	153,215		4,695	0	(631)
	08/2025		$15,511	CNH	112,296	235	0
	08/2025		4,057	INR	348,321	0	(2)
	08/2025		329	JPY	47,369	1	0
	09/2025	PEN	24,301		$6,714	0	(131)
SOG	07/2025	JPY	7,044,002		48,798	0	(117)
	07/2025		$229	NOK	2,296	0	(1)
	08/2025	NOK	2,295		$229	1	0
	08/2025		$31	INR	2,689	0	0
	08/2025		48,798	JPY	7,018,154	118	0
SSB	07/2025	GBP	57,617		$78,014	0	(1,073)
	07/2025	PEN	36,924		10,020	0	(396)
	10/2025		2,152		587	0	(19)
UAG	07/2025	ILS	2,022		564	0	(37)
	07/2025	KRW	512,420		378	0	(1)
	07/2025	NOK	9,225		908	0	(7)
	07/2025	THB	15,232		458	0	(11)
	07/2025		$2,263	JPY	327,558	12	0
	07/2025		378	KRW	512,668	1	0
	08/2025		1,380	TRY	61,395	102	0
	09/2025		3,565	MXN	69,103	88	0
	11/2025		544	TRY	25,639	29	0

Total Forward Foreign Currency Contracts						$30,283	$(75,550)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

GLM	Put - OTC EUR versus USD	$1.150	08/27/2025	45,200	$281	$193
Put - OTC EUR versus USD	1.150	08/29/2025	180,600	1,129	796

$1,410	$989

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.180%	07/21/2032	15,100	$2,422	$1,017
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.180	07/21/2032	24,700	3,962	7,544
GLM	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.110	07/26/2032	10,500	1,701	692
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.110	07/26/2032	15,300	2,478	4,792
MYC	Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.400	07/20/2027	12,200	1,610	246
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.400	07/20/2027	13,800	1,821	3,729
Call - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.170	07/19/2032	12,200	1,935	813
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.170	07/19/2032	13,800	2,189	4,224

$18,118	$23,057

Total Purchased Options	$19,528	$24,046

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	34,100	$(47)	$(3)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	133,200	(151)	(9)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	64,600	(66)	(4)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	34,000	(41)	(2)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	64,600	(78)	(4)

$(383)	$(22)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Put - OTC USD versus TRY	TRY	39.750	08/11/2025	3,000	$(94)	$(2)
Call - OTC USD versus TRY	51.750	08/11/2025	3,000	(66)	(16)
Put - OTC USD versus TRY	40.575	08/19/2025	4,500	(158)	(21)
Call - OTC USD versus TRY	52.725	08/19/2025	4,500	(98)	(24)
Put - OTC USD versus TRY	41.600	11/12/2025	3,200	(121)	(15)
Call - OTC USD versus TRY	56.900	11/12/2025	3,200	(89)	(60)

$(626)	$(138)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	18,200	$(58)	$(166)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	18,200	(58)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	21,100	(67)	(106)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	21,100	(67)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	19,900	(63)	(154)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	19,900	(63)	(9)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	19,000	(60)	(69)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	19,000	(60)	(35)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	18,200	(66)	(86)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	18,200	(61)	(22)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	19,000	(64)	(73)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	19,000	(58)	(33)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	7,400	(20)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	7,400	(20)	(9)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	11,100	(34)	(12)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	11,100	(34)	(18)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	18,100	(54)	(79)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	18,100	(54)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	19,900	(58)	(138)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	19,900	(58)	(4)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	9,100	(32)	(37)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	9,100	(32)	(13)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	18,100	(59)	(172)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	18,100	(59)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	19,400	(69)	(80)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	19,400	(69)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	19,300	(73)	(103)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	19,300	(73)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	19,300	(72)	(64)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	19,300	(72)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	18,100	(54)	(86)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	18,100	(54)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	21,200	(61)	(143)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	21,200	(61)	(4)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	44,900	(145)	(168)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	44,900	(145)	(100)

							$(2,207)	$(1,998)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYC	Call - OTC 1-Year Interest Rate Cap	0.026%	1-Day USD-SOFR Compounded-OIS		07/23/2025	155,900	$(1,365)	$(684)
	Put - OTC 1-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS		07/23/2025	155,900	(1,365)	0
FAR	Call - OTC 2-Year Interest Rate Cap	0.022	1-Day USD-SOFR Compounded-OIS		08/08/2026	51,400	(886)	(1,049)
MYC	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS		07/23/2026	110,700	(1,958)	(1,878)
NGF	Call - OTC 2-Year Interest Rate Cap	0.026	1-Day USD-SOFR Compounded-OIS		07/25/2026	169,300	(3,107)	(2,738)
FAR	Put - OTC 2-Year Interest Rate Floor	0.022	1-Day USD-SOFR Compounded-OIS		08/08/2026	51,400	(887)	(27)
MYC	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS		07/23/2026	110,700	(1,958)	(74)
NGF	Put - OTC 2-Year Interest Rate Floor	0.026	1-Day USD-SOFR Compounded-OIS		07/25/2026	169,300	(3,107)	(126)

							$(14,633)	$(6,576)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description			Strike Price	Expiration Date		Notional Amount(1)	Premiums (Received)		Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055			$92.469	07/07/2025		10,300	$(56)		$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055			96.469	07/07/2025		10,300	(48)		(4)

								$(104)		$(4)

Total Written Options								$(17,953)		$(8,738)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Israel Government International Bond	1.000%	Quarterly	06/20/2029	0.803%	$600	$(6)	$10	$4	$0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	3,100	(136)	148	12	0
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	1,000	(48)	45	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	200	(18)	17	0	(1)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	2,300	(106)	105	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	900	(14)	21	7	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	600	(22)	21	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.603	9,400	(47)	121	74	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	13,918	0	75	75	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	400	(18)	20	2	0
GST	Brazil Government International Bond	1.000	Quarterly	06/20/2026	0.508	4,300	(145)	167	22	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	1,100	(40)	37	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	500	(45)	41	0	(4)
	Equinix, Inc.	5.000	Quarterly	06/20/2027	0.720	3,700	517	(210)	307	0
	Israel Government International Bond	1.000	Quarterly	12/20/2026	0.568	500	2	1	3	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	1,500	(20)	31	11	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.862	4,800	(131)	160	29	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	600	(6)	10	4	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	8,400	(71)	34	0	(37)
JPM	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	100	(5)	5	0	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	200	(8)	7	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	4,500	(54)	88	34	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.862	1,000	(29)	35	6	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	900	(7)	12	5	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.661	38,300	(2,372)	2,631	259	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	2,800	(123)	115	0	(8)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	3,100	(276)	253	0	(23)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	900	(15)	22	7	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.862	2,600	(67)	83	16	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.291	200	(3)	4	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	2,900	8	14	22	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	1,300	(4)	16	12	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	900	(17)	25	8	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	3,700	(39)	66	27	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	28,400	(1,243)	1,354	111	0

							$(4,608)	$5,584	$1,058	$(82)

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.13 Index			0.500%	Monthly	12/16/2072	$214,500	$171	$605	$776	$0
	CMBX.NA.AAA.15 Index			0.500	Monthly	11/18/2064	106,200	(1,021)	637	0	(384)
MEI	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	3,400	(25)	43	18	0
MYC	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	72,100	(253)	635	382	0
	CMBX.NA.AAA.13 Index			0.500	Monthly	12/16/2072	187,700	205	474	679	0
	CMBX.NA.AAA.15 Index			0.500	Monthly	11/18/2064	12,400	(105)	60	0	(45)
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	1,300	0	7	7	0

								$(1,028)	$2,461	$1,862	$(429)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	43,627	1.199%	Maturity	09/22/2025	$9,700	$0	$(51)	$0	$(51)
	Receive	iBoxx USD Liquid Investment Grade Index	14,263	4.31	Maturity	09/22/2025	3,170	0	(19)	0	(19)
JPM	Receive	iBoxx USD Liquid Investment Grade Index	91,871	1.199	Maturity	09/22/2025	20,430	0	(103)	0	(103)
MYC	Receive	iBoxx USD Liquid Investment Grade Index	121,577	1.199	Maturity	09/22/2025	27,000	0	(172)	0	(172)
	Receive	iBoxx USD Liquid Investment Grade Index	4,135	4.31	Maturity	09/22/2025	920	0	(4)	0	(4)

								$0	$(349)	$0	$(349)

Total Swap Agreements								$(5,636)	$7,696	$2,920	$(860)

(r)

Securities with an aggregate market value of $44,851 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆						Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments						$0	$131,929	$316,904		$448,833
Corporate Bonds & Notes
Banking & Finance						0	1,022,485	25,774		1,048,259
Industrials						9,030	619,849	50,982		679,861
Utilities						0	187,369	0		187,369
Municipal Bonds & Notes
Illinois						0	17	0		17
U.S. Government Agencies						0	8,072,547	0		8,072,547
U.S. Treasury Obligations						0	937,538	0		937,538
Non-Agency Mortgage-Backed Securities						0	1,951,457	142,190		2,093,647
Asset-Backed Securities
Automobile ABS Other						0	75,650	0		75,650
Automobile Sequential						0	736,715	0		736,715
CMBS Other						0	28,523	0		28,523
Home Equity Other						0	594,071	0		594,071
Home Equity Sequential						0	7,918	0		7,918

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

Manufacturing House ABS Other	0	10,854	0	10,854
Manufacturing House Sequential	0	772	0	772
Whole Loan Collateral	0	132,272	0	132,272
Other ABS	0	651,331	264,614	915,945
Sovereign Issues	0	969,778	0	969,778
Common Stocks
Communication Services	3,275	0	693	3,968
Financials	591	0	12,854	13,445
Health Care	0	0	14,354	14,354
Industrials	0	0	657	657
Warrants
Communication Services	0	0	22	22
Financials	0	0	9	9
Preferred Securities
Banking & Finance	0	500	0	500
Real Estate Investment Trusts
Real Estate	16	0	0	16
Short-Term Instruments
Commercial Paper	6,099	91,885	0	97,984
Mutual Funds	0	19,943	0	19,943
Repurchase Agreements	0	1,959,825	0	1,959,825
Short-Term Notes	0	11,704	0	11,704
Nigeria Treasury Bills	0	34,388	0	34,388
U.S. Treasury Bills	0	15,338	0	15,338

$19,011	$18,264,658	$829,053	$19,112,722
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,860,920	$0	$0	$1,860,920

Total Investments	$1,879,931	$18,264,658	$829,053	$20,973,642

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(354,592)	0	(354,592)

$0	$(354,592)	$0	$(354,592)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1,659	16,374	0	18,033
Over the counter	0	57,174	75	57,249

$1,659	$73,548	$75	$75,282
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,907)	(24,799)	0	(27,706)
Over the counter	0	(85,148)	0	(85,148)

$(2,907)	$(109,947)	$0	$(112,854)

Total Financial Derivative Instruments	$(1,248)	$(36,399)	$75	$(37,572)

Totals	$1,878,683	$17,873,667	$829,128	$20,581,478

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$192,980	$151,333	$(29,237)	$113	$(101)	$4,502	$0	$(2,686)	$316,904	$5,166
Corporate Bonds & Notes
Banking & Finance	25,527	5,313	(5,100)	0	0	34	0	0	25,774	(658)
Industrials	40,597	10,600	(89)	0	0	442	0	(568)	50,982	442
Non-Agency Mortgage-Backed Securities	12,668	141,137	(177)	23	0	1,354	0	(12,815)	142,190	1,052
Asset-Backed Securities
Other ABS	65,792	252,845	(54,080)	5	(25)	77	0	0	264,614	120
Common Stocks
Communication Services	672	0	0	0	0	21	0	0	693	21
Financials	12,551	0	0	0	0	303	0	0	12,854	303
Health Care	14,865	0	0	0	0	(511)	0	0	14,354	(511)
Industrials	809	0	0	0	0	(152)	0	0	657	(152)
Warrants
Communication Services	0	14	0	0	0	8	0	0	22	7
Financials	9	0	0	0	0	0	0	0	9	1

Schedule of Investments PIMCO Low Duration Income Fund (Cont.)	June 30, 2025 (Unaudited)

$366,470	$561,242	$(88,683)	$141	$(126)	$6,078	$0	$(16,069)	$829,053	$5,791
Financial Derivative Instruments - Assets
Over the counter	$117	$0	$(13)	$0	$0	$(29)	$0	$0	$75	$(29)

Totals	$366,587	$561,242	$(88,696)	$141	$(126)	$6,049	$0	$(16,069)	$829,128	$5,762

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$46,932	Comparable Companies	EBITDA Multiple	X	16.470	—
105,470	Discounted Cash Flow	Discount Rate	4.233 – 40.000	6.423
9,352	Indicative Market Quotation	Broker Quote	100.500	—
129,360	Recent Transaction	Purchase Price	100.000	—
25,790	Third Party Vendor	Broker Quote	39.500 - 101.000	100.917
Corporate Bonds & Notes
Banking & Finance	24,746	Discounted Cash Flow	Discount Rate	4.620 - 7.326	6.774
802	Indicative Market Quotation	Broker Quote	7.750	—
226	Recent Transaction	Purchase Price	93.500	—
Industrials	40,361	Discounted Cash Flow	Discount Rate	4.796 - 7.790	5.629
10,621	Proxy Pricing	Base Price	100.000	—
Non-Agency Mortgage-Backed Securities	142,190	Proxy Pricing	Base Price	107.656	—
Asset-Backed Securities
Other ABS	62,828	Discounted Cash Flow	Discount Rate	5.363 - 13.000	6.421
50,049	Third Party Vendor	Broker Quote	100.500	—
144,437	Proxy Pricing	Base Price	99.995-100.00	99.998
7,300	Recent Transaction	Purchase Price	100.000	—
Common Stocks
Communication Services	107	Comparable Companies	EBITDA Multiple	X	4.864	—
586	Reference Instrument	Stock Price w/Liquidity Discount	12.000	—
Financials	12,854	Comparable Companies	EBITDA Multiple	X	5.200	—
Health Care	14,354	Comparable Companies	EBITDA Multiple	X	16.470	—
Industrials	657	Indicative Market Quotation	Broker Quote	0.625 - 20.500	20.255
Warrants
Communication Services	22	Comparable Companies	EBITDA Multiple	X	4.864	—
Financials	9	Option Pricing Model	Volatility	32.500	—
Financial Derivative Instruments- Assets
Over the counter	75	Indicative Market Quotation	Broker Quote	0.197	—

Total	$829,128

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Low Duration Opportunities Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
IRB Holding Corp. 6.827% (TSFR1M + 2.500%) due 12/15/2027 ~		$193	$193
LifePoint Health, Inc. 7.820% (TSFR3M + 3.500%) due 05/19/2031 ~		99	98

Total Loan Participations and Assignments (Cost $292)			291

CORPORATE BONDS & NOTES 23.6%
BANKING & FINANCE 13.7%
AerCap Ireland Capital DAC 2.450% due 10/29/2026		200	195
Ally Financial, Inc. 5.737% due 05/15/2029 •		100	102
American Assets Trust LP 3.375% due 02/01/2031		200	179
American Express Co. 3.433% due 05/20/2032 •	EUR	100	119
American Tower Corp. 2.300% due 09/15/2031		$200	174
Athene Global Funding 3.046% due 02/23/2027 ~	EUR	100	118
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$6	6
4.950% due 01/15/2028		100	101
5.375% due 05/30/2030		100	102
Bank of America Corp. 4.623% due 05/09/2029 •		200	201
Barclays PLC 4.972% due 05/16/2029 •		700	707
BGC Group, Inc. 6.150% due 04/02/2030		100	101
BNP Paribas SA
1.904% due 09/30/2028 •		300	283
2.871% due 04/19/2032 •		200	179
7.000% due 08/16/2028 •(d)(e)		300	307
BPCE SA 6.612% due 10/19/2027 •		550	563
Brixmor Operating Partnership LP 2.250% due 04/01/2028		200	189
CIMA Finance DAC 2.950% due 09/05/2029		142	131
Corebridge Financial, Inc. 3.900% due 04/05/2032		200	188
Credit Suisse AG AT1 Claim		500	60
Crown Castle, Inc. 3.100% due 11/15/2029		200	188
Deutsche Bank AG
1.625% due 01/20/2027	EUR	200	233
1.750% due 11/19/2030 •		200	221
3.729% due 01/14/2032 •		$200	183
Equinix, Inc. 3.900% due 04/15/2032		200	190
Ford Motor Credit Co. LLC 3.375% due 11/13/2025		300	298
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		300	296
5.798% due 08/10/2026 •		400	401
HSBC Holdings PLC 5.210% due 08/11/2028 •		100	101
ING Groep NV 4.017% due 03/28/2028 •		200	199
Intesa Sanpaolo SpA 7.750% due 01/11/2027 •(d)(e)	EUR	200	248
Jane Street Group 6.750% due 05/01/2033		$100	103
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	195
2.963% due 01/25/2033 •		200	180
6.070% due 10/22/2027 •		200	204
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	63	74

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

Lazard Group LLC 4.500% due 09/19/2028		$800	797
Lloyds Banking Group PLC
3.750% due 03/18/2028 •		200	198
4.716% due 08/11/2026 •		200	200
5.462% due 01/05/2028 •		300	304
LPL Holdings, Inc. 5.200% due 03/15/2030		100	102
Mizuho Financial Group, Inc.
3.261% due 05/22/2030 •		200	191
5.098% due 05/13/2031 •		200	204
National Health Investors, Inc. 3.000% due 02/01/2031		200	178
NatWest Group PLC 4.800% due 04/05/2026		500	501
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		100	98
Santander U.K. Group Holdings PLC 3.823% due 11/03/2028 •		650	637
Starwood Property Trust, Inc. 6.500% due 10/15/2030		50	52
Sumitomo Mitsui Financial Group, Inc. 2.222% due 09/17/2031		200	174
UBS Group AG
4.550% due 04/17/2026		500	500
6.537% due 08/12/2033 •		250	272
VICI Properties LP
4.750% due 04/01/2028		100	101
5.125% due 11/15/2031		100	100
Wells Fargo & Co. 3.526% due 03/24/2028 •		400	395

			12,323

INDUSTRIALS 7.9%
AbbVie, Inc. 4.800% due 03/15/2029		200	204
Air Canada 4.625% due 08/15/2029	CAD	200	146
American Airlines Pass-Through Trust
3.250% due 04/15/2030		$60	56
3.375% due 11/01/2028		150	146
American Airlines, Inc.
5.500% due 04/20/2026		67	67
5.750% due 04/20/2029		100	100
Amgen, Inc. 2.450% due 02/21/2030		200	183
Ashtead Capital, Inc. 5.950% due 10/15/2033		200	207
BMW U.S. Capital LLC 4.750% due 03/21/2028		100	101
Centene Corp. 3.000% due 10/15/2030		200	179
Charter Communications Operating LLC 3.500% due 06/01/2041		100	73
Constellation Brands, Inc. 4.750% due 05/09/2032		300	298
Coty, Inc.
3.875% due 04/15/2026	EUR	100	118
4.750% due 01/15/2029		$200	196
5.000% due 04/15/2026		56	56
Embraer Netherlands Finance BV 5.980% due 02/11/2035		100	103
FactSet Research Systems, Inc. 3.450% due 03/01/2032		200	182
Flora Food Management BV 6.875% due 07/02/2029	EUR	200	240
Flutter Treasury DAC 4.000% due 06/04/2031		100	118
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$200	209
Grifols SA 3.875% due 10/15/2028	EUR	200	226
Haleon U.S. Capital LLC 3.375% due 03/24/2027		$250	246
Harbour Energy PLC 6.327% due 04/01/2035		100	100
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032		100	91
3.750% due 05/01/2029		200	192
Hyatt Hotels Corp. 5.050% due 03/30/2028		150	152
Hyundai Capital America 4.900% due 06/23/2028		200	201
Las Vegas Sands Corp. 5.625% due 06/15/2028		100	102

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

Marriott International, Inc. 2.850% due 04/15/2031		200	182
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	99	138
National Fuel Gas Co. 5.500% due 03/15/2030		$100	103
Nissan Motor Co. Ltd.
3.522% due 09/17/2025		200	199
4.810% due 09/17/2030		200	184
Petroleos Mexicanos 6.700% due 02/16/2032		199	185
Prosus NV 3.680% due 01/21/2030		200	189
Sands China Ltd. 2.850% due 03/08/2029		200	184
T-Mobile USA, Inc. 3.875% due 04/15/2030		200	194
TEGNA, Inc. 4.625% due 03/15/2028		200	195
United Airlines Pass-Through Trust 5.875% due 04/15/2029		79	81
United Airlines, Inc.
4.375% due 04/15/2026		100	99
4.625% due 04/15/2029		300	291
Volkswagen Group of America Finance LLC 5.650% due 03/25/2032		200	203
Wynn Macau Ltd. 5.500% due 01/15/2026		400	400

			7,119

UTILITIES 2.0%
Boston Gas Co. 3.757% due 03/16/2032		100	92
Dominion Energy, Inc. 3.375% due 04/01/2030		200	190
Edison International 6.250% due 03/15/2030		100	102
Enel Finance International NV 5.125% due 06/26/2029		300	306
EPH Financing International AS 6.651% due 11/13/2028	EUR	100	128
Georgia Power Co. 4.700% due 05/15/2032		$300	300
Pacific Gas & Electric Co.
3.250% due 06/01/2031		200	179
4.400% due 03/01/2032		200	188
Public Service Enterprise Group, Inc. 4.900% due 03/15/2030		100	102
Southern California Gas Co. 2.950% due 04/15/2027		200	196

			1,783

Total Corporate Bonds & Notes (Cost $21,461)			21,225

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029		200	185

Total Municipal Bonds & Notes (Cost $200)			185

U.S. GOVERNMENT AGENCIES 63.6%
Fannie Mae
4.556% due 03/25/2034 •		1	1
5.320% due 04/25/2032 •		1	1
Uniform Mortgage-Backed Security
4.000% due 04/01/2048		354	335
6.000% due 04/01/2055		644	664
Uniform Mortgage-Backed Security, TBA
2.500% due 08/01/2055		100	83
3.000% due 07/01/2055		4,300	3,721
3.500% due 07/01/2055 - 08/01/2055		5,900	5,311
4.000% due 07/01/2055		600	558
4.500% due 08/01/2055		2,900	2,773
5.000% due 08/01/2055		24,800	24,292
5.500% due 08/01/2055		3,900	3,896
6.000% due 08/01/2055		15,400	15,636

Total U.S. Government Agencies (Cost $56,473)			57,271

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032		2,650	2,473

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

1.125% due 01/15/2033 (j)		1,831	1,750
1.750% due 01/15/2034 (j)		104	103
1.875% due 07/15/2034		1,687	1,689
U.S. Treasury Notes
4.250% due 11/15/2034		4,200	4,215
4.875% due 04/30/2026 (j)		600	604

Total U.S. Treasury Obligations (Cost $10,677)			10,834

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
American Home Mortgage Investment Trust 6.500% due 03/25/2047		88	57
Banc of America Funding Trust 6.986% due 06/20/2032 ~		11	11
Bear Stearns Adjustable Rate Mortgage Trust 5.785% due 02/25/2034 ~		12	12
Bear Stearns ALT-A Trust 4.714% due 05/25/2036 ~		495	237
Countrywide Alternative Loan Trust 6.000% due 01/25/2036		262	181
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		195	113
CSAB Mortgage-Backed Trust 4.574% due 11/25/2036 •		840	115
EMF-NL Prime BV 3.063% due 04/17/2041 •	EUR	6	7
GSR Mortgage Loan Trust
4.857% due 06/25/2034 ~		$8	8
5.750% due 01/25/2037		9	5
HarborView Mortgage Loan Trust 4.306% due 06/19/2036 ~		98	40
MASTR Adjustable Rate Mortgages Trust 6.266% due 05/25/2034 ~		23	22
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.286% due 08/15/2032 •		25	25
Residential Accredit Loans, Inc. Trust 6.199% due 09/25/2037 ~		325	217
Residential Asset Securitization Trust 6.000% due 07/25/2037		194	71
Structured Asset Mortgage Investments Trust 4.932% due 07/19/2035 •		13	12
WaMu Mortgage Pass-Through Certificates Trust
4.031% due 03/25/2037 ~		281	244
5.799% due 08/25/2042 •		6	6

Total Non-Agency Mortgage-Backed Securities (Cost $2,192)			1,383

ASSET-BACKED SECURITIES 9.7%
CMBS OTHER 1.2%
AREIT Trust 6.556% due 06/17/2039 •		413	413
FS Rialto Issuer LLC 6.202% due 01/19/2039 •		169	169
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •		442	443

			1,025

HOME EQUITY OTHER 5.1%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.139% due 11/25/2035 •		100	99
5.454% due 09/25/2034 •		49	50
Bear Stearns Asset-Backed Securities Trust 4.894% due 02/25/2037 •		521	502
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •		286	289
Countrywide Asset-Backed Certificates Trust
4.634% due 06/25/2047 •		334	295
5.174% due 08/25/2047 •		89	87
Fremont Home Loan Trust 4.574% due 01/25/2037 •		461	239
HSI Asset Securitization Corp. Trust 5.214% due 01/25/2036 •		400	346
IXIS Real Estate Capital Trust 4.894% due 01/25/2037 •		108	37
Morgan Stanley ABS Capital, Inc. Trust
4.734% due 09/25/2036 •		624	215
4.974% due 12/25/2034 •		231	219
Residential Asset Securities Corp. Trust
4.954% due 07/25/2036 •		954	847
5.034% due 02/25/2036 •		140	140
Saxon Asset Securities Trust 4.744% due 09/25/2037 •		169	163

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

SG Mortgage Securities Trust 4.854% due 10/25/2036 •		700	531
Soundview Home Loan Trust 4.634% due 06/25/2037 •		455	310
WaMu Asset-Backed Certificates WaMu Trust 4.659% due 05/25/2037 •		257	241

			4,610

OTHER ABS 3.4%
Aurium CLO DAC 2.982% due 01/16/2031 •	EUR	287	338
Blackrock European CLO DAC 2.899% due 10/15/2031 •		312	366
Carlyle Euro CLO DAC 0.000% due 08/15/2038 «•(a)		500	589
Crestline Denali CLO Ltd. 5.561% due 04/20/2030 •		$13	12
Harvest CLO DAC 3.129% due 01/15/2032 •	EUR	470	553
Jubilee CLO DAC 2.929% due 04/15/2031 •		486	572
KKR CLO Ltd. 5.653% due 10/15/2030 •		$77	77
Mountain View CLO LLC 5.562% due 01/16/2031 •		11	11
Sierra Madre Funding Ltd. 4.826% due 09/07/2039 •		614	372
Venture CLO Ltd. 5.581% due 07/20/2030 •		167	166

			3,056

Total Asset-Backed Securities (Cost $8,726)			8,691

SOVEREIGN ISSUES 14.3%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (b)	BRL	17,073	3,031
Colombia Government International Bond
1.000% due 04/28/2028	COP	3,301,300	729
1.000% due 09/18/2030		2,292,600	485
Israel Government International Bond
5.375% due 03/12/2029		$200	204
5.625% due 02/19/2035		200	204
Japan Government International Bond
2.000% due 12/20/2044	JPY	110,000	723
2.200% due 03/20/2064		49,000	274
2.300% due 12/20/2054		80,000	499
Mexico Government International Bond 5.400% due 02/09/2028		$200	205
Peru Government International Bond
5.400% due 08/12/2034	PEN	1,100	294
5.940% due 02/12/2029		300	89
6.150% due 08/12/2032		2,600	759
6.850% due 08/12/2035		400	117
6.900% due 08/12/2037		500	144
6.950% due 08/12/2031		2,481	761
7.300% due 08/12/2033		2,600	801
Republic of Poland Government International Bond 4.625% due 03/18/2029		$200	203
Republic of South Africa Government International Bond
4.850% due 09/30/2029		400	386
7.000% due 02/28/2031	ZAR	29,400	1,528
8.000% due 01/31/2030		10,100	561
8.250% due 03/31/2032		2,200	119
8.500% due 01/31/2037		7,900	388
9.000% due 01/31/2040		2,600	127
Romania Government International Bond 1.750% due 07/13/2030	EUR	200	203

Total Sovereign Issues (Cost $12,266)			12,834

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
AGFC Capital Trust 6.268% (US0003M + 1.750%) due 01/15/2067 ~		100,000	70
Nationwide Building Society 10.250% due 12/31/2049 ~(d)		250	44

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

Total Preferred Securities (Cost $107)		114

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.6%
COMMERCIAL PAPER 2.8%
Air Lease Corp. 4.800% due 07/17/2025	$250	249
Alimentation Couche-Tard, Inc. 4.670% due 07/08/2025	250	250
Amrize Finance U.S. LLC 4.670% due 07/15/2025	250	250
Canadian Natural Resources Ltd. 4.900% due 08/06/2025 (a)	250	249
CBRE Services, Inc. 4.710% due 07/10/2025	250	250
Enbridge U.S., Inc. 4.600% due 07/21/2025	400	399
Intel Corp. 4.590% due 07/01/2025	250	250
JABIL, Inc. 4.850% due 07/14/2025	250	249
NXP BV 4.640% due 09/10/2025	400	396

		2,542

	SHARES
MUTUAL FUNDS 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	385,393	385

REPURCHASE AGREEMENTS (g) 10.4%		9,400

Total Short-Term Instruments (Cost $12,327)		12,327

Total Investments in Securities (Cost $124,721)		125,155

INVESTMENTS IN AFFILIATES 23.9%
SHORT-TERM INSTRUMENTS 23.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 23.9%
PIMCO Short Asset Portfolio	452,600	4,434
PIMCO Short-Term Floating NAV Portfolio III	1,756,111	17,099

Total Short-Term Instruments (Cost $21,521)		21,533

Total Investments in Affiliates (Cost $21,521)		21,533

Total Investments 162.9% (Cost $146,242)		$146,688
Financial Derivative Instruments (h)(i) (1.0)%(Cost or Premiums, net $(284))		(885)
Other Assets and Liabilities, net (61.9)%		(55,739)

Net Assets 100.0%		$90,064

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.400%	06/30/2025	07/01/2025	$9,400	U.S. Treasury Notes 0.000% due 08/15/2034	$(9,588)	$9,400	$9,401

Total Repurchase Agreements	$(9,588)	$9,400	$9,401

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	2.000%	08/01/2055	$4,400	$(3,461)	$(3,486)

Total Short Sales (3.9)%	$(3,461)	$(3,486)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	1	$1	$0	$0
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	1	1	0	0
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	1	1	0	(1)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	1	1	(1)	0

$(1)	$(1)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	1	$1	$0	$0
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	2	2	(1)	0
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	2	2	(1)	0
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	2	2	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	2	2	(1)	(1)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	1	1	0	(1)

$(4)	$(3)

Total Written Options	$(5)	$(4)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	11	$2,649	$(8)	$1	$0
3-Month SOFR Active Contract June Futures	09/2025	11	2,631	(18)	0	0
3-Month SOFR Active Contract June Futures	09/2026	11	2,663	2	1	0
3-Month SOFR Active Contract March Futures	06/2026	11	2,657	(3)	1	0
3-Month SOFR Active Contract September Futures	12/2025	11	2,640	(14)	(1)	0
U.S. Treasury 2-Year Note September Futures	09/2025	10	2,080	8	1	0
U.S. Treasury 5-Year Note September Futures	09/2025	40	4,360	37	5	0
United Kingdom Long Gilt September Futures	09/2025	7	894	15	1	(3)

$19	$9	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	3	$(416)	$2	$1	$0
Euro-Bund September Futures	09/2025	22	(3,373)	27	9	(1)
Euro-Schatz September Futures	09/2025	7	(884)	2	1	0
Japan Government 10-Year Bond September Futures	09/2025	5	(4,827)	(14)	7	0
U.S. Treasury 10-Year Note September Futures	09/2025	57	(6,391)	(90)	0	(18)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	75	(8,570)	(203)	0	(36)
U.S. Treasury Long-Term Bond September Futures	09/2025	9	(1,039)	(46)	0	(9)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	13	(1,549)	(66)	0	(18)

$(388)	$18	$(82)

Total Futures Contracts	$(369)	$27	$(85)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.201%	$300	$60	$(53)	$7	$0	$0
Boeing Co.	1.000	Quarterly	12/20/2026	0.367	300	(1)	4	3	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	50	0	0	0	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241	100	1	0	1	0	0

$60	$(49)	$11	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$792	$(47)	$(13)	$(60)	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$200	$(5)	$4	$(1)	$1	$0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	200	(7)	2	(5)	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	300	4	3	7	0	0
CDX.iTraxx Crossover 43 5-Year Index	5.000	Quarterly	06/20/2030	EUR	570	50	14	64	3	0

$42	$23	$65	$4	$0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	5,600	$(153)	$83	$(70)	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$2,940	3	1	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		3,200	7	(41)	(34)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		1,200	0	(1)	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		800	0	(1)	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		700	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		500	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		200	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		500	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		300	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	03/30/2031		1,260	9	198	207	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,600	(2)	(15)	(17)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,200	(1)	(63)	(64)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,030	35	(51)	(16)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		3,900	(58)	46	(12)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(2)	(2)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		110	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		2,900	605	507	1,112	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		580	31	176	207	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		500	165	24	189	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	15	112	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		300	17	94	111	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		600	85	(14)	71	0	(5)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	4,400	0	(27)	(27)	1	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		23,300	0	(140)	(140)	5	0
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		13,200	0	74	74	0	(3)
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		3,900	0	(2)	(2)	0	0
Receive	1-Year BRL-CDI	14.020	Maturity	01/04/2027		9,700	0	2	2	0	(2)
Pay	1-Year BRL-CDI	13.175	Maturity	01/02/2029		9,600	0	7	7	9	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		400	0	1	1	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		22,600	5	23	28	21	0
Receive	1-Year BRL-CDI	13.545	Maturity	01/02/2029		6,800	0	(14)	(14)	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	8.500	Quarterly	04/28/2028	COP	2,833,600	0	(2)	(2)	0	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month COP-IBR Compounded-OIS	8.750	Quarterly	09/18/2030	1,788,200	0	(1)	(1)	0	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029	EUR	90	0	3	3	0	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029	200	0	7	7	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035	100	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035	100	(1)	2	1	0	0
Receive(6)	3-Month EUR-EURIBOR	2.576	Annual	07/09/2035	1,800	0	5	5	4	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	4,400	2	109	111	0	(6)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	EUR	400	(6)	5	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034	90	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035	100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035	100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	100	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.415	Annual	07/09/2035	1,800	0	(5)	(5)	0	(5)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	4,480	(191)	20	(171)	0	(9)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	1,010	83	41	124	4	0

$731	$1,040	$1,771	$45	$(119)

Total Swap Agreements	$786	$1,001	$1,787	$49	$(121)

Cash of $1,930 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	AUD	746	$484	$0	$(6)
07/2025	CNH	1,798	250	0	(2)
07/2025	GBP	67	92	0	0
07/2025	$47	NZD	77	1	0
08/2025	CNH	2,645	$368	0	(3)
08/2025	NZD	77	47	0	(1)
08/2025	$485	AUD	746	6	0
08/2025	92	GBP	67	0	0
BOA	07/2025	EUR	3,097	$3,522	0	(127)
07/2025	IDR	346,704	21	0	0
07/2025	$115	KRW	156,410	1	0
08/2025	CNH	726	$101	0	0
08/2025	TWD	41	1	0	0
08/2025	$132	CNH	941	0	0
08/2025	301	MXN	5,701	2	0
BPS	07/2025	BRL	2,292	$400	0	(22)
07/2025	IDR	5,866,515	360	0	(2)
07/2025	INR	45,341	530	1	0
07/2025	PEN	113	31	0	(1)
07/2025	THB	81	2	0	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	TRY	1,728		42	0	0
	07/2025	TWD	8,020		247	0	(29)
	07/2025		$420	BRL	2,292	2	0
	07/2025		334	IDR	5,445,627	2	0
	07/2025		260	KRW	357,164	4	0
	07/2025		30	THB	989	1	0
	07/2025		500	TWD	14,870	10	0
	08/2025	CNH	749		$105	0	0
	08/2025	TRY	5,287		127	0	(1)
	08/2025	TWD	6,483		199	0	(27)
	08/2025		$666	CNH	4,759	1	0
	08/2025		204	MXN	3,882	2	0
	08/2025		62	TWD	2,032	9	0
	09/2025		102	PEN	367	2	0
	10/2025	BRL	6,400		$1,072	0	(79)
BRC	07/2025	EUR	122		140	0	(4)
	07/2025	GBP	111		150	0	(2)
	07/2025	IDR	1,415,804		87	0	(1)
	07/2025	ILS	118		35	0	0
	07/2025	PLN	47		12	0	(1)
	07/2025		$236	AUD	366	4	0
	07/2025		282	GBP	207	3	0
	07/2025		70	ILS	245	2	0
	07/2025		101	KRW	137,727	1	0
	07/2025		90	THB	2,930	0	0
	07/2025		349	TRY	14,272	4	0
	07/2025		75	ZAR	1,356	2	0
	07/2025	ZAR	9,903		$547	0	(11)
	08/2025	GBP	207		282	0	(3)
	08/2025		$1,187	TRY	49,447	14	0
	09/2025	PEN	2,776		$761	0	(21)
BSH	07/2025		$43	PEN	153	1	0
	09/2025	PEN	461		$126	0	(4)
	11/2025		154		43	0	(1)
CBK	07/2025	BRL	3,410		625	0	(3)
	07/2025	KRW	572,880		417	0	(6)
	07/2025	PEN	260		73	0	(1)
	07/2025	SGD	6		5	0	0
	07/2025	THB	4,240		128	0	(3)
	07/2025	TWD	14,032		431	0	(52)
	07/2025		$587	BRL	3,410	40	0
	07/2025		360	CAD	493	2	0
	07/2025		45	IDR	727,363	0	0
	07/2025		12	KRW	16,263	0	0
	07/2025		104	PEN	372	1	0
	07/2025		280	SGD	360	3	0
	07/2025		8	THB	267	0	0
	07/2025		954	TWD	28,354	22	0
	08/2025	CNH	572		$80	0	(1)
	08/2025	INR	903		10	0	0
	08/2025	PEN	2,784		761	0	(24)
	08/2025	TWD	15,647		480	0	(64)
	08/2025		$397	CNH	2,872	6	0
	08/2025		312	INR	26,811	1	0
	09/2025	PEN	2,655		$721	0	(27)
	09/2025		$62	PEN	220	0	0
	01/2026	PEN	153		$43	0	0
	02/2026		786		214	0	(7)
DUB	07/2025		$3,282	EUR	2,829	51	0
	07/2025		34	ILS	119	1	0
	07/2025		35	TWD	1,029	1	0
	08/2025	EUR	2,823		$3,282	0	(50)
	08/2025	INR	435		5	0	0
	08/2025		$149	INR	12,781	0	0
FAR	07/2025	BRL	6,351		$1,150	0	(19)
	07/2025	CHF	116		141	0	(5)
	07/2025	CNH	915		127	0	(1)
	07/2025	JPY	52,242		364	1	0
	07/2025		$245	AUD	380	5	0
	07/2025		1,139	BRL	6,351	30	0
	07/2025		22	CHF	18	0	0
	07/2025		272	JPY	39,590	3	0
	07/2025		117	PLN	433	3	0
	07/2025		45	SEK	431	1	0
	08/2025	CHF	18		$22	0	0
	08/2025	CNH	791		111	0	0
	08/2025	INR	637		7	0	0
	08/2025	JPY	39,444		272	0	(3)
	09/2025		$1,150	BRL	6,448	19	0
	09/2025		232	MXN	4,509	7	0
	09/2025		28	PEN	103	1	0
	11/2025	PEN	547		$149	0	(5)
GLM	07/2025	IDR	82,691		5	0	0
	07/2025	TWD	3,315		102	0	(12)
	07/2025		$11	IDR	172,206	0	0
	07/2025	ZAR	25,568		$1,427	0	(15)

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

09/2025	PEN	641	175	0	(6)
10/2025	BRL	10,673	1,755	0	(165)
IND	07/2025	SEK	432	46	0	0
08/2025	$46	SEK	431	0	0
JPM	07/2025	BRL	2,246	$411	0	(2)
07/2025	CNH	1,733	240	0	(2)
07/2025	KRW	376,706	276	0	(2)
07/2025	NZD	77	46	0	(1)
07/2025	PLN	500	133	0	(6)
07/2025	SGD	106	82	0	(1)
07/2025	TWD	8,119	250	0	(30)
07/2025	$392	BRL	2,246	22	0
07/2025	389	KRW	529,518	3	0
07/2025	211	PLN	781	5	0
07/2025	82	TWD	2,442	2	0
07/2025	ZAR	3,443	$193	0	(2)
08/2025	BRL	2,193	384	0	(16)
08/2025	CNH	2,443	340	0	(3)
08/2025	INR	430	5	0	0
08/2025	TWD	24,828	759	0	(104)
08/2025	$131	CNH	936	0	0
MBC	07/2025	CAD	774	$564	0	(5)
07/2025	CNH	831	115	0	(1)
07/2025	EUR	179	205	0	(6)
07/2025	JPY	2,386	17	0	0
07/2025	PLN	358	96	0	(4)
07/2025	SGD	254	198	0	(2)
07/2025	THB	2,128	64	0	(1)
07/2025	TWD	18,630	626	0	(14)
07/2025	$204	CAD	281	2	0
07/2025	120	CHF	98	3	0
07/2025	659	EUR	569	11	0
07/2025	92	GBP	67	0	0
07/2025	102	THB	3,318	0	0
07/2025	650	TWD	19,265	13	0
08/2025	CAD	281	$205	0	(2)
08/2025	CNH	5,900	822	0	(6)
08/2025	TWD	6,777	210	0	(26)
08/2025	$797	CNH	5,723	5	0
08/2025	141	TWD	4,513	16	0
MYI	07/2025	JPY	1,180	$8	0	0
07/2025	$86	JPY	12,530	1	0
07/2025	1	PLN	2	0	0
08/2025	CNH	806	$113	0	0
08/2025	JPY	12,484	86	0	(1)
NGF	07/2025	$126	IDR	2,061,053	1	0
SCX	07/2025	IDR	1,429,447	$88	0	0
07/2025	JPY	18,500	130	2	0
07/2025	PEN	152	42	0	(1)
07/2025	$49	IDR	800,858	0	0
07/2025	1	ILS	2	0	0
07/2025	529	INR	45,351	0	0
07/2025	1,184	TWD	34,706	11	0
08/2025	CNH	1,389	$194	0	0
08/2025	INR	45,444	529	0	0
08/2025	TWD	2,118	65	0	(9)
08/2025	$431	CNH	3,120	7	0
08/2025	74	INR	6,375	0	0
SOG	07/2025	152	JPY	21,973	0	0
08/2025	JPY	21,893	$152	0	0
SSB	07/2025	GBP	96	130	0	(2)
11/2025	PEN	206	56	0	(2)
UAG	07/2025	IDR	1,423,085	88	0	0
07/2025	JPY	770	5	0	0
07/2025	KRW	137,510	101	0	0
07/2025	THB	339	10	0	0
07/2025	$88	IDR	1,422,714	0	0
07/2025	5	ILS	18	0	0
07/2025	101	KRW	137,443	0	0
08/2025	390	CNH	2,818	5	0
09/2025	MXN	1,364	$70	0	(2)

Total Forward Foreign Currency Contracts	$382	$(1,070)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470%	06/04/2035	300	$27	$28
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	300	27	26

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	17,500	94	61
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	15,300	93	13
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	34
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	51
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,100	95	75
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,100	95	113

Total Purchased Options							$519	$401

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850%	07/16/2025	100	$0	$0
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	200	(1)	0

							$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	100	$0	$(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	100	0	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	100	0	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	17,500	(36)	(10)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	17,500	(59)	(24)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	15,300	(35)	0
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	15,300	(58)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	100	0	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	100	(1)	0

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	100	(1)		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	100	(1)		(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	100	(1)		0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	100	0		(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	100	0		0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	100	0		0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	100	0		0

							$(197)		$(46)

Total Written Options							$(198)		$(46)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.7-1 Index «	(0.090)%	Monthly	08/25/2037	$44	$31	$(27)	$4	$0
GST	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	131	92	(79)	13	0
MYC	ABX.HE.AAA.7-1 Index «	(0.090)	Monthly	08/25/2037	219	152	(131)	21	0

						$275	$(237)	$38	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
								Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$5,896	$(1,615)	$1,153	$0	$(462)
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	600	(21)	23	2	0
SAL	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(11)	13	2	0
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	400	(14)	16	2	0

						$(1,661)	$1,205	$6	$(462)

Total Swap Agreements						$(1,386)	$968	$44	$(462)

(j)

Securities with an aggregate market value of $560 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO Low Duration Opportunities Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$291	$0	$291
Corporate Bonds & Notes
Banking & Finance	0	12,323	0	12,323
Industrials	0	7,119	0	7,119
Utilities	0	1,783	0	1,783
Municipal Bonds & Notes
California	0	185	0	185
U.S. Government Agencies	0	57,271	0	57,271
U.S. Treasury Obligations	0	10,834	0	10,834
Non-Agency Mortgage-Backed Securities	0	1,383	0	1,383
Asset-Backed Securities
CMBS Other	0	1,025	0	1,025
Home Equity Other	0	4,610	0	4,610
Other ABS	0	2,467	589	3,056
Sovereign Issues	0	12,834	0	12,834
Preferred Securities
Banking & Finance	0	114	0	114
Short-Term Instruments
Commercial Paper	0	2,542	0	2,542
Mutual Funds	0	385	0	385
Repurchase Agreements	0	9,400	0	9,400

	$0	$124,566	$589	$125,155
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$21,533	$0	$0	$21,533

Total Investments	$21,533	$124,566	$589	$146,688

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,486)	$0	$(3,486)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	19	57	0	76
Over the counter	0	789	38	827

	$19	$846	$38	$903
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(5)	(205)	0	(210)
Over the counter	0	(1,116)	(462)	(1,578)

	$(5)	$(1,321)	$(462)	$(1,788)

Total Financial Derivative Instruments	$14	$(475)	$(424)	$(885)

Totals	$21,547	$120,605	$165	$142,317

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Moderate Duration Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 118.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Caesars Entertainment, Inc. 6.577% (TSFR1M + 2.250%) due 02/06/2031 ~		$1,284	$1,285
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		295	298
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		1,334	1,347
Jane Street Group LLC 6.333% (TSFR3M + 2.000%) due 12/15/2031 ~		1,097	1,097
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(i)		500	500
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(i)	EUR	284	334
Project Hudson 7.730% due 05/29/2026 «		$700	710
Quikrete Holdings, Inc. 6.577% (TSFR1M + 2.250%) due 02/10/2032 ~		998	998

Total Loan Participations and Assignments (Cost $6,485)			6,569

CORPORATE BONDS & NOTES 16.6%
BANKING & FINANCE 9.4%
Ally Financial, Inc. 5.737% due 05/15/2029 •		1,600	1,629
American Express Co.
3.433% due 05/20/2032 •	EUR	1,200	1,427
5.016% due 04/25/2031 •		$2,000	2,043
5.667% due 04/25/2036 •		2,000	2,072
American Homes 4 Rent LP 4.950% due 06/15/2030		600	606
American Tower Corp. 5.800% due 11/15/2028		4,300	4,489
Ares Strategic Income Fund 5.450% due 09/09/2028		1,600	1,601
Arthur J Gallagher & Co. 5.150% due 02/15/2035		900	901
Athene Global Funding 3.046% due 02/23/2027 ~	EUR	2,600	3,078
Aviation Capital Group LLC 4.125% due 08/01/2025		$3,300	3,297
Banco Santander SA 5.538% due 03/14/2030 •		1,000	1,031
Bank of America Corp.
4.948% due 07/22/2028 •		700	708
5.162% due 01/24/2031 •		3,000	3,076
5.819% due 09/15/2029 •		2,400	2,501
Barclays PLC 6.490% due 09/13/2029 •		1,182	1,250
BGC Group, Inc. 6.150% due 04/02/2030		1,100	1,116
BNP Paribas SA
5.283% due 11/19/2030 •		700	714
5.786% due 01/13/2033 •		1,200	1,249
BPCE SA
5.389% due 05/28/2031 •		2,700	2,750
5.936% due 05/30/2035 •		900	923
6.915% due 01/14/2046 •		2,400	2,504
Brookfield Asset Management Ltd. 5.795% due 04/24/2035		800	821
Brown & Brown, Inc. 4.900% due 06/23/2030		700	707
Cape Lookout Re Ltd. 11.194% due 03/13/2032 ~		850	854
CBRE Services, Inc. 4.800% due 06/15/2030		750	753
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030		900	911
Citigroup, Inc. 4.412% due 03/31/2031 •		2,600	2,573
Credicorp Capital Sociedad Titulizadora SA
9.700% due 03/05/2045 «	PEN	1,100	324
10.100% due 12/15/2043		4,900	1,470
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(f)		$1,800	1,821

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

East Lane Re Ltd. 13.544% due 03/31/2026 ~		1,000	1,013
EQT AB 5.850% due 05/08/2035		1,300	1,327
Essex Portfolio LP 5.375% due 04/01/2035		800	812
F&G Global Funding 5.875% due 01/16/2030		1,000	1,029
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	375
3.815% due 11/02/2027		900	869
4.125% due 08/17/2027		1,800	1,760
4.271% due 01/09/2027		600	592
4.950% due 05/28/2027		400	398
5.800% due 03/08/2029		1,000	1,002
5.918% due 03/20/2028		900	909
6.054% due 11/05/2031		1,100	1,095
6.800% due 05/12/2028		2,600	2,688
Freedom Mortgage Corp. 12.000% due 10/01/2028		1,400	1,506
GA Global Funding Trust
1.950% due 09/15/2028		1,220	1,127
5.500% due 04/01/2032		550	559
Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		3,700	3,762
5.218% due 04/23/2031 •		2,700	2,769
Hardwood Funding LLC 5.330% due 06/07/2035 «(i)		600	608
Healthpeak OP LLC 5.375% due 02/15/2035		700	707
Host Hotels & Resorts LP 5.500% due 04/15/2035		1,000	990
HPS Corporate Lending Fund 5.300% due 06/05/2027		2,100	2,104
Integrity RE Ltd.
14.044% due 06/06/2027 ~		250	252
16.544% due 06/06/2028 ~		250	252
29.794% due 06/06/2027 ~		250	252
Intesa Sanpaolo SpA 7.200% due 11/28/2033		400	449
Jackson National Life Global Funding 5.315% due 01/14/2028 ~		500	502
Janus Henderson U.S. Holdings, Inc. 5.450% due 09/10/2034		1,300	1,290
JPMorgan Chase & Co.
3.960% due 01/29/2027 •		458	457
5.103% due 04/22/2031 •		6,550	6,714
5.140% due 01/24/2031 •		2,000	2,051
Kizuna RE Pte. Ltd. 7.044% due 04/09/2029 ~		250	255
Ladder Capital Finance Holdings LLLP 5.500% due 08/01/2030 (b)		200	201
Lazard Group LLC 6.000% due 03/15/2031		800	840
Lloyds Banking Group PLC 5.434% due 11/26/2028 ~		800	802
LPL Holdings, Inc. 5.150% due 06/15/2030		1,000	1,013
Marex Group PLC 5.829% due 05/08/2028		1,100	1,114
Mitsubishi UFJ Financial Group, Inc. 5.574% due 01/16/2036 •		1,700	1,747
Morgan Stanley
4.210% due 04/20/2028 •		941	939
5.123% due 02/01/2029 •		2,648	2,695
5.664% due 04/17/2036 •		7,580	7,858
NatWest Group PLC 3.073% due 05/22/2028 •		200	195
NatWest Markets PLC
4.789% due 03/21/2028		1,800	1,821
5.596% due 03/21/2030 ~		500	502
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		3,800	3,627
Nomura Holdings, Inc.
1.851% due 07/16/2025		4,100	4,095
4.904% due 07/01/2030 (b)		400	402
Orange Capital RE DAC 8.323% due 01/17/2029 ~	EUR	250	294
Polestar Re Ltd.
14.794% due 01/07/2028 ~		$400	413
17.544% due 01/07/2027 ~		900	940
Quercus Re DAC 10.176% due 01/06/2031 ~	EUR	250	302
Sammons Financial Group Global Funding 5.100% due 12/10/2029		$1,100	1,124

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Sanders Re Ltd. 17.294% due 04/09/2029 ~		2,600	1,495
Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		300	305
5.473% due 03/20/2029 •		3,400	3,458
5.741% due 03/20/2031 •		800	822
Santander U.K. Group Holdings PLC
5.694% due 04/15/2031 •		944	974
6.534% due 01/10/2029 •		400	418
Sixth Street Lending Partners 6.500% due 03/11/2029		600	620
State Street Corp. 4.834% due 04/24/2030		1,200	1,223
Stellantis Finance U.S., Inc. 5.750% due 03/18/2030		1,300	1,312
Synchrony Bank 5.400% due 08/22/2025		4,000	3,999
Torrey Pines Re Ltd. 10.308% due 06/07/2032 ~		300	310
U.S. Bancorp 5.046% due 02/12/2031 •		3,000	3,055
UBS AG 5.650% due 09/11/2028		300	312
UBS Group AG
3.869% due 01/12/2029 •		3,500	3,447
6.442% due 08/11/2028 •		2,764	2,872
Ursa Re Ltd. 9.610% due 12/07/2026 ~		1,100	1,134
VICI Properties LP
5.125% due 11/15/2031		900	902
5.625% due 04/01/2035		1,100	1,111
Vitality Re Ltd.
6.044% due 01/08/2030 ~		250	250
8.044% due 01/08/2030 ~		250	251
Wells Fargo & Co.
3.526% due 03/24/2028 •		3,500	3,452
5.244% due 01/24/2031 •		1,200	1,231
5.605% due 04/23/2036 •		3,000	3,098
Windmill Re DAC 7.599% due 07/05/2028 ~	EUR	250	297
Winston RE Ltd. 16.044% due 02/26/2027 ~		$700	736

			157,682

INDUSTRIALS 4.5%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		200	187
Amcor Flexibles North America, Inc. 4.800% due 03/17/2028		1,600	1,612
American Airlines Pass-Through Trust 3.375% due 11/01/2028		200	195
Bayer U.S. Finance LLC 4.250% due 12/15/2025		4,100	4,089
Berry Global, Inc. 1.570% due 01/15/2026		3,600	3,536
BMW U.S. Capital LLC 4.650% due 03/19/2027		2,000	2,012
Broadcom, Inc.
2.450% due 02/15/2031		1,368	1,224
3.137% due 11/15/2035		831	701
3.419% due 04/15/2033		3,759	3,410
Canadian Natural Resources Ltd. 5.000% due 12/15/2029		800	808
Cencora, Inc. 3.625% due 05/22/2032	EUR	700	833
Centene Corp. 2.625% due 08/01/2031		$100	86
CGI, Inc. 1.450% due 09/14/2026		3,800	3,671
Clydesdale Acquisition Holdings, Inc. 6.750% due 04/15/2032		550	565
Constellation Brands, Inc. 4.800% due 05/01/2030		1,000	1,009
Corp. Nacional del Cobre de Chile 6.330% due 01/13/2035		500	520
Dell International LLC 4.750% due 04/01/2028		1,300	1,315
Diageo Investment Corp. 5.125% due 08/15/2030		1,100	1,134
Embraer Netherlands Finance BV 5.980% due 02/11/2035		1,000	1,031
Eni SpA 5.750% due 05/19/2035		800	819
HCA, Inc.
5.450% due 04/01/2031		2,400	2,475

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

5.450% due 09/15/2034		800	807
Hyundai Capital America 5.509% due 08/04/2025 •		3,500	3,502
Imperial Brands Finance Netherlands BV 5.250% due 02/15/2031	EUR	2,400	3,062
Kinder Morgan, Inc. 5.850% due 06/01/2035		$2,800	2,903
Las Vegas Sands Corp. 5.625% due 06/15/2028		5,900	6,020
Marvell Technology, Inc.
4.750% due 07/15/2030		300	301
5.450% due 07/15/2035		700	705
Miller Homes Group Finco PLC 6.529% due 10/15/2030 •	EUR	1,000	1,199
National Football League
4.780% due 10/05/2030 «(i)		$2,000	2,004
5.250% due 10/05/2034 «(i)		1,700	1,707
National Fuel Gas Co. 5.500% due 03/15/2030		800	823
NetApp, Inc. 5.500% due 03/17/2032		500	515
Occidental Petroleum Corp. 6.200% due 03/15/2040		1,700	1,665
Philip Morris International, Inc.
3.250% due 06/06/2032	EUR	1,700	1,972
4.875% due 04/30/2035		$1,700	1,678
Snam SpA 5.000% due 05/28/2030		1,200	1,211
Southern Co. 1.750% due 03/15/2028		3,700	3,471
Synopsys, Inc. 5.000% due 04/01/2032		1,000	1,013
Teva Pharmaceutical Finance Netherlands BV 5.750% due 12/01/2030		640	652
United Airlines Pass-Through Trust
2.700% due 11/01/2033		303	271
3.500% due 09/01/2031		136	128
Var Energi ASA 5.875% due 05/22/2030		1,900	1,948
Venture Global Plaquemines LNG LLC 6.750% due 01/15/2036 (b)		500	500
Volkswagen Group of America Finance LLC
4.950% due 03/25/2027		500	502
5.050% due 03/27/2028		300	302
Weir Group, Inc. 5.350% due 05/06/2030		900	913
Woodside Finance Ltd.
4.900% due 05/19/2028		2,700	2,719
5.100% due 09/12/2034		1,000	969
5.700% due 05/19/2032		900	917

			75,611

UTILITIES 2.7%
AEP Texas, Inc. 3.950% due 06/01/2028		1,800	1,779
AES Corp. 5.450% due 06/01/2028		1,250	1,278
BP Capital Markets BV 3.360% due 09/12/2031	EUR	2,000	2,377
Capital Power U.S. Holdings, Inc. 5.257% due 06/01/2028		$900	912
Chile Electricity Lux MPC SARL 5.672% due 10/20/2035		1,100	1,109
Duke Energy Florida LLC 2.400% due 12/15/2031		530	469
Edison International
5.250% due 03/15/2032		300	285
6.250% due 03/15/2030		4,600	4,674
Electricite de France SA 4.875% due 09/21/2038		1,500	1,388
Enel Finance International NV 1.625% due 07/12/2026		1,506	1,462
NextEra Energy Capital Holdings, Inc.
3.830% due 06/12/2030	CAD	2,000	1,481
4.670% due 06/12/2035		2,000	1,490
Oncor Electric Delivery Co. LLC 5.350% due 04/01/2035		$1,700	1,733
Pacific Gas & Electric Co.
3.150% due 01/01/2026		1,400	1,387
5.339% due 09/04/2025 ~		3,800	3,800
6.000% due 08/15/2035		500	506
6.400% due 06/15/2033		5,900	6,171
PacifiCorp 7.375% due 09/15/2055 •		900	938

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Pinnacle West Capital Corp. 4.900% due 05/15/2028	1,000	1,014
Puget Energy, Inc. 5.725% due 03/15/2035	800	805
Southern California Edison Co.
4.900% due 06/01/2026	1,200	1,201
5.250% due 03/15/2030	1,200	1,213
System Energy Resources, Inc. 5.300% due 12/15/2034	3,000	2,966
Trans-Allegheny Interstate Line Co. 5.000% due 01/15/2031	2,500	2,545
Xcel Energy, Inc. 5.600% due 04/15/2035	2,100	2,145

		45,128

Total Corporate Bonds & Notes (Cost $275,142)		278,421

MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
New York City, New York General Obligation Bonds, Series 2025 6.385% due 02/01/2055	100	104

Total Municipal Bonds & Notes (Cost $100)		104

U.S. GOVERNMENT AGENCIES 21.2%
Fannie Mae
2.349% due 01/25/2031 ~(a)	20,303	1,178
4.735% due 12/25/2042 ~	47	47
4.807% due 07/25/2037 •	59	58
5.697% due 10/01/2044 •	6	6
6.008% due 03/01/2034 •	3	3
6.265% due 05/01/2037 •	4	4
6.500% due 03/01/2029 - 06/25/2044	7,059	7,431
6.503% due 02/01/2035 •	2	2
6.575% due 02/01/2037 •	2	2
7.000% due 09/01/2031	1	1
7.018% due 05/01/2038 •	356	369
7.160% due 06/01/2035 •	144	148
7.208% due 06/01/2036 •	3	3
7.435% due 10/01/2037 •	1	1
7.500% due 07/25/2041	2	2
Freddie Mac
2.862% due 07/25/2054 ~	3,200	3,003
4.000% due 10/01/2047	95	90
4.500% due 11/01/2029 - 07/01/2033	411	412
4.764% due 09/25/2033 ~	2,600	2,618
4.918% due 10/15/2040 •	701	694
5.000% due 10/01/2033	15	15
5.018% due 12/15/2037 •	29	29
5.255% due 04/25/2055 •	2,290	2,286
5.500% due 12/01/2033 - 07/01/2038	95	97
6.000% due 02/01/2033 - 11/01/2037	35	36
6.500% due 10/01/2036 - 07/25/2043	8	9
6.835% due 05/01/2037 •	3	4
6.912% due 05/01/2035 •	3	3
7.000% due 01/01/2033	1	1
Ginnie Mae
3.500% due 10/15/2047	404	371
4.000% due 06/20/2048	1,356	1,268
4.500% due 08/20/2048 - 12/20/2053	10,819	10,396
4.625% due 07/20/2034 •	6	6
4.883% due 04/20/2065 •	319	320
5.000% due 11/20/2049	241	241
5.046% due 08/20/2065 •	963	963
5.227% due 06/20/2067 •	636	644
5.250% due 11/20/2034 •	1	1
5.625% due 03/20/2028 •	9	9
5.750% due 08/20/2037	12	12
6.500% due 01/20/2034 - 08/20/2034	4	5
7.000% due 07/15/2031 - 12/15/2032	4	3
Ginnie Mae, TBA
3.000% due 08/01/2055	30,500	26,975
4.000% due 08/01/2055	39,000	36,260
5.000% due 08/01/2055	4,300	4,222
Tennessee Valley Authority
4.375% due 08/01/2034	5,400	5,371
4.875% due 05/15/2035	9,900	10,130
U.S. Small Business Administration 4.750% due 07/01/2025	47	47
Uniform Mortgage-Backed Security
3.000% due 04/01/2052	59	51
3.500% due 05/01/2049 - 07/01/2053	1,032	937
4.000% due 03/01/2029 - 04/01/2053	14,532	13,581
4.500% due 11/01/2025 - 01/01/2053	1,850	1,775

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

5.000% due 07/01/2029 - 06/01/2053	30,861	30,396
5.500% due 12/01/2032 - 12/01/2053	21,131	21,219
6.000% due 12/01/2028 - 10/01/2040	122	128
6.500% due 12/01/2053 - 02/01/2054	3,868	4,000
7.500% due 01/01/2031 - 08/01/2032	1	1
8.000% due 08/01/2031	1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	38,838	33,612
4.000% due 08/01/2055	9,200	8,554
4.500% due 08/01/2055	48,600	46,471
5.000% due 08/01/2055	25,900	25,369
6.000% due 08/01/2055	24,100	24,469
6.500% due 08/01/2055	28,000	28,871

Total U.S. Government Agencies (Cost $351,063)		355,231

U.S. TREASURY OBLIGATIONS 57.2%
U.S. Treasury Bonds
1.375% due 11/15/2040	32,000	20,396
1.875% due 02/15/2041 (n)	4,000	2,753
2.250% due 08/15/2049	17,500	10,983
3.000% due 08/15/2048	10,100	7,473
3.250% due 05/15/2042	24,800	20,525
3.375% due 08/15/2042 (j)	78,200	65,661
3.375% due 11/15/2048	50,000	39,568
4.000% due 11/15/2042	4,900	4,472
4.125% due 08/15/2044 (j)	32,300	29,601
4.375% due 08/15/2043	22,700	21,644
4.500% due 02/15/2044	5,100	4,930
4.500% due 11/15/2054	11,100	10,581
4.625% due 05/15/2044	31,700	31,097
4.625% due 11/15/2044 (j)	23,200	22,718
4.625% due 02/15/2055 (j)	31,700	30,868
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2032 (l)	15,737	14,269
0.625% due 07/15/2032	19,099	17,823
1.125% due 01/15/2033	21,117	20,188
1.750% due 01/15/2034	30,262	30,013
U.S. Treasury Notes
1.250% due 04/30/2028	19,200	17,948
1.250% due 09/30/2028	19,200	17,768
1.500% due 11/30/2028	31,400	29,190
2.375% due 03/31/2029	37,200	35,453
2.875% due 08/15/2028	19,700	19,220
3.250% due 06/30/2029	31,400	30,833
3.500% due 04/30/2028	32,700	32,528
3.625% due 03/31/2030 (l)(n)	10,400	10,328
3.750% due 05/31/2030	10,400	10,379
3.750% due 06/30/2030	23,100	23,046
3.875% due 09/30/2029 (j)	81,000	81,392
4.000% due 06/30/2028	14,000	14,122
4.000% due 02/28/2030	10,400	10,504
4.000% due 02/15/2034 (j)	77,700	76,914
4.125% due 07/31/2028 (l)(n)	13,900	14,070
4.125% due 08/31/2030	14,900	15,118
4.375% due 11/30/2030	29,600	30,371
4.625% due 09/30/2028	32,600	33,510
4.625% due 09/30/2030	14,700	15,256
4.875% due 10/31/2028	18,600	19,273
4.875% due 10/31/2030 (n)	14,700	15,434

Total U.S. Treasury Obligations (Cost $976,439)		958,220

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.3%
Adjustable Rate Mortgage Trust 4.751% due 10/25/2035 ~	3	2
Angel Oak Mortgage Trust 1.820% due 11/25/2066 ~	2,237	1,992
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032	4,000	3,507
2.848% due 08/14/2034	2,000	1,700
Banc of America Funding Trust
5.490% due 05/25/2035 ~	598	559
6.249% due 02/20/2036 ~	33	32
Banc of America Mortgage Trust 5.904% due 02/25/2034 ~	11	11
BANK
3.071% due 08/15/2061	2,502	2,448
5.635% due 03/15/2058	763	801
Bear Stearns Adjustable Rate Mortgage Trust
4.848% due 07/25/2034 ~	10	9
5.166% due 01/25/2035 ~	8	8
5.785% due 02/25/2034 ~	8	7
6.529% due 10/25/2036 ~	38	36
6.575% due 04/25/2033 ~	2	2

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Bear Stearns ALT-A Trust
4.905% due 09/25/2035 ~		153	88
5.326% due 10/25/2035 ~		584	486
5.467% due 05/25/2035 ~		225	215
BMO Mortgage Trust 5.187% due 07/15/2058		3,600	3,679
Chase Mortgage Finance Trust
4.669% due 03/25/2037 ~		184	170
6.409% due 02/25/2037 ~		41	40
Citigroup Mortgage Loan Trust 6.756% due 03/25/2034 ~		8	7
Citigroup Mortgage Loan Trust, Inc. 6.080% due 09/25/2035 •		241	243
CitiMortgage Alternative Loan Trust 5.084% due 12/25/2036 •		794	648
Countrywide Alternative Loan Trust
4.974% due 08/25/2035 •		1,786	910
5.399% due 12/25/2035 •		18	15
Countrywide Home Loan Mortgage Pass-Through Trust
5.014% due 04/25/2035 •		9	8
5.138% due 11/25/2034 ~		119	114
5.395% due 02/20/2035 ~		22	22
6.866% due 03/25/2034 ~		242	242
Credit Suisse First Boston Mortgage Securities Corp. 5.063% due 03/25/2032 ~		5	5
Deutsche Alt-A Securities Mortgage Loan Trust 4.834% due 06/25/2037 •		2,575	2,266
Eurohome U.K. Mortgages PLC 4.508% due 06/15/2044 •	GBP	142	194
Extended Stay America Trust 5.506% due 07/15/2038 •		$3,431	3,434
GS Mortgage Securities Corp. Trust 5.311% due 11/15/2036 •		3,000	2,979
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~		2,935	2,396
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 ~		3,318	2,828
GSR Mortgage Loan Trust
5.293% due 09/25/2035 ~		138	133
6.562% due 09/25/2035 ~		2	2
IndyMac Adjustable Rate Mortgage Trust 6.622% due 01/25/2032 ~		9	9
IndyMac INDX Mortgage Loan Trust 4.934% due 02/25/2037 •		4,327	2,880
JP Morgan Chase Commercial Mortgage Securities Trust
4.046% due 06/10/2042 ~		3,500	3,239
5.409% due 02/15/2035 •		2,493	2,454
5.691% due 11/15/2038 •		4,000	3,982
5.809% due 12/15/2031 •		1,268	1,263
JP Morgan Mortgage Trust 5.395% due 02/25/2034 ~		7	6
MASTR Reperforming Loan Trust 8.000% due 07/25/2035		72	50
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.286% due 08/15/2032 •		14	14
Morgan Stanley Mortgage Loan Trust 6.075% due 06/25/2036 ~		27	27
MortgageIT Trust 4.994% due 10/25/2035 •		64	64
OBX Trust 3.000% due 01/25/2052 ~		3,147	2,678
One New York Plaza Trust 5.376% due 01/15/2036 •		3,000	2,918
Prime Mortgage Trust 4.834% due 02/25/2034 •		9	9
Residential Funding Mortgage Securities, Inc. Trust
4.737% due 09/25/2035 ~		207	163
5.871% due 09/25/2035 ~		129	82
Resloc U.K. PLC 4.518% due 12/15/2043 •	GBP	549	736
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •		$4,200	4,184
Structured Adjustable Rate Mortgage Loan Trust
4.159% due 02/25/2037 ~		815	537
5.967% due 07/25/2034 ~		37	36
Structured Asset Mortgage Investments Trust
4.932% due 07/19/2035 •		66	65
5.272% due 10/19/2033 •		9	8
5.284% due 05/25/2047 •		3,858	3,138
UWM Mortgage Trust
2.500% due 11/25/2051 ~		3,124	2,541
3.000% due 01/25/2052 ~		3,205	2,727
Verus Securitization Trust 5.811% due 05/25/2068		434	435
WaMu Mortgage Pass-Through Certificates Trust
4.152% due 02/25/2037 ~		580	541

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

4.475% due 12/25/2036 ~		553	492
5.014% due 10/25/2045 •		64	64
Wells Fargo Alternative Loan Trust 6.000% due 06/25/2037		1,375	1,255
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~		3,500	3,192

Total Non-Agency Mortgage-Backed Securities (Cost $74,879)			72,027

ASSET-BACKED SECURITIES 9.0%
AUTOMOBILE SEQUENTIAL 3.2%
Avis Budget Rental Car Funding AESOP LLC
5.440% due 02/22/2028		2,700	2,736
5.780% due 04/20/2028		2,600	2,654
6.020% due 02/20/2030		5,300	5,549
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	862	639
CarMax Auto Owner Trust 4.750% due 10/15/2027		$495	496
Citizens Auto Receivables Trust
5.830% due 02/15/2028		3,425	3,451
5.840% due 01/18/2028		3,790	3,815
Ent Auto Receivables Trust 6.240% due 01/16/2029		2,400	2,421
Enterprise Fleet Financing LLC 4.380% due 07/20/2029		661	660
Ford Auto Securitization Trust 6.027% due 07/15/2028	CAD	2,776	2,082
GM Financial Revolving Receivables Trust 5.120% due 04/11/2035		$2,600	2,662
GMF Floorplan Owner Revolving Trust 5.340% due 06/15/2030		5,100	5,259
Honda Auto Receivables Owner Trust 4.930% due 11/15/2027		2,648	2,656
Hyundai Auto Lease Securitization Trust
5.800% due 12/15/2026		1,949	1,956
5.840% due 09/15/2027		1,000	1,008
LAD Auto Receivables Trust 6.120% due 09/15/2027		1,319	1,322
Nissan Auto Lease Trust 5.610% due 11/15/2027		3,150	3,160
Octane Receivables Trust 5.880% due 06/20/2031		635	636
SBNA Auto Lease Trust 5.390% due 11/20/2026		1,221	1,224
Tesla Auto Lease Trust 6.220% due 03/22/2027		5,000	5,028
Veros Auto Receivables Trust 7.120% due 11/15/2028		98	98
Volkswagen Auto Lease Trust 5.800% due 04/20/2028		3,400	3,430

			52,942

CMBS OTHER 1.3%
Arbor Realty Commercial Real Estate Notes Ltd. 5.776% due 11/15/2036 •		2,799	2,806
AREIT Trust 6.426% due 08/17/2041 •		2,449	2,457
BDS LLC 6.121% due 03/19/2039 •		2,334	2,339
FORT CRE Issuer LLC 6.152% due 02/23/2039 •		41	40
GPMT Ltd. 5.784% due 12/15/2036 •		2,299	2,250
HERA Commercial Mortgage Ltd. 5.479% due 02/18/2038 •		679	680
MF1 LLC 6.468% due 06/19/2037 •		3,303	3,305
MF1 Ltd.
5.509% due 10/16/2036 •		1,513	1,513
5.529% due 07/16/2036 •		699	700
PFP Ltd.
6.144% due 09/17/2039 •		793	796
6.586% due 08/19/2035 •		1,901	1,905
Starwood Commercial Mortgage Trust 5.654% due 11/15/2038 •		2,854	2,853

			21,644

CREDIT CARD BULLET 0.2%
Citibank Credit Card Issuance Trust 5.036% due 08/07/2027 •		1,800	1,801

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Master Credit Card Trust 5.153% due 01/21/2027 •		2,400	2,399

			4,200

HOME EQUITY OTHER 0.9%
Citigroup Mortgage Loan Trust 4.754% due 12/25/2036 •		281	154
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.379% due 10/25/2034 •		759	739
Countrywide Asset-Backed Certificates Trust
4.714% due 06/25/2035 •		225	204
4.714% due 03/25/2037 •		61	59
4.954% due 12/25/2036 •		574	549
Fremont Home Loan Trust
4.974% due 02/25/2036 •		1,000	907
5.224% due 12/25/2029 •		19	18
GSAMP Trust 6.084% due 10/25/2034 •		15	15
MASTR Specialized Loan Trust
4.954% due 02/25/2036 •		117	115
4.954% due 06/25/2046 •		194	190
5.174% due 01/25/2037 •		215	83
Morgan Stanley ABS Capital, Inc. Trust 5.364% due 11/25/2034 •		36	35
Morgan Stanley Capital, Inc. Trust 4.794% due 03/25/2036 •		27	23
Ownit Mortgage Loan Trust 5.334% due 10/25/2036 •		2,517	2,393
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.234% due 12/25/2034 •		965	964
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037		927	215
Residential Asset Mortgage Products Trust
4.874% due 12/25/2035 •		288	260
4.974% due 02/25/2036 •		797	774
Residential Asset Securities Corp. Trust
4.674% due 10/25/2036 •		950	937
5.049% due 03/25/2036 •		3,900	3,820
Soundview Home Loan Trust 5.109% due 06/25/2035 •		57	57
Structured Asset Investment Loan Trust 5.334% due 05/25/2035 •		873	859
Structured Asset Securities Corp. Mortgage Loan Trust
4.854% due 02/25/2037 •		635	625
5.439% due 11/25/2035 •		284	283

			14,278

WHOLE LOAN COLLATERAL 0.4%
First Franklin Mortgage Loan Trust 4.744% due 10/25/2036 •		5,800	4,737
GSAMP Trust 5.184% due 01/25/2034 •		1,267	1,278

			6,015

OTHER ABS 3.0%
Allegro CLO Ltd. 5.519% due 01/19/2033 •		1,500	1,501
Atlas Senior Loan Fund Ltd. 5.379% due 01/18/2035 •		1,000	999
Capital Street Master Trust 5.654% due 10/16/2028 •		1,600	1,600
Catamaran CLO Ltd. 5.634% due 04/22/2030 •		555	555
CBAMR Ltd. 5.886% due 07/15/2037 •		4,000	4,011
College Avenue Student Loans LLC 5.955% due 06/25/2054 •		3,509	3,526
CVC Cordatus Opportunity Loan Fund-R DAC 2.983% due 08/15/2033 •	EUR	3,826	4,494
Dryden CLO Ltd. 5.362% due 08/20/2034 •		$1,100	1,098
Invitation Homes Trust 4.000% due 09/17/2041		3,993	3,894
LCM Ltd. 5.336% due 10/15/2034 •		1,000	998
Lendmark Funding Trust 1.900% due 11/20/2031		3,800	3,645
Man GLG Euro CLO DAC 2.665% due 12/15/2031 •	EUR	1,304	1,532
Mariner Finance Issuance Trust 1.860% due 03/20/2036		$4,000	3,875
Neuberger Berman Loan Advisers CLO Ltd. 5.542% due 04/14/2035 •		4,800	4,803

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Palmer Square European Loan Funding DAC 3.113% due 08/15/2033 •	EUR	1,665	1,961
PK ALIFT Loan Funding LP 5.365% due 11/15/2042		$1,800	1,808
Reach ABS Trust 6.300% due 02/18/2031		160	161
Stonepeak ABS 2.301% due 02/28/2033		1,254	1,202
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		3,188	2,827
TIAA CLO Ltd. 5.672% due 01/16/2031 •		711	712
Tralee CLO Ltd. 5.349% due 10/20/2034 •		1,000	1,001
Venture CLO Ltd.
5.578% due 07/15/2031 •		1,849	1,850
5.581% due 07/20/2030 •		834	832
Voya CLO Ltd. 5.329% due 04/20/2034 •		2,100	2,092

			50,977

Total Asset-Backed Securities (Cost $148,748)			150,056

SOVEREIGN ISSUES 9.4%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (d)	BRL	235,260	41,767
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$1,600	1,616
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	2,900	2,221
Hungary Government International Bond 4.500% due 06/16/2034	EUR	2,200	2,616
Israel Government International Bond
1.750% due 08/31/2025	ILS	4,500	1,331
2.750% due 07/03/2030		$4,100	3,719
5.375% due 02/19/2030		1,400	1,429
Japan Government International Bond
2.000% due 12/20/2044	JPY	1,340,000	8,811
2.300% due 12/20/2054		1,040,000	6,492
2.400% due 03/20/2045		326,000	2,279
2.400% due 03/20/2055		204,000	1,302
Mexican Udibonos
2.750% due 11/27/2031 (e)	MXN	44,374	2,096
3.000% due 12/03/2026 (e)		5,866	306
4.000% due 11/30/2028 (e)		24,482	1,279
4.000% due 08/24/2034 (e)		7,481	371
Mexico Government International Bond 6.338% due 05/04/2053		$1,400	1,288
Peru Government International Bond
6.150% due 08/12/2032	PEN	49,900	14,571
6.950% due 08/12/2031		6,801	2,088
Province of British Columbia 4.150% due 06/18/2034	CAD	2,500	1,894
Province of Ontario 3.800% due 12/02/2034		7,000	5,138
Province of Quebec 4.450% due 09/01/2034		11,900	9,198
Republic of Poland Government International Bond
4.625% due 03/18/2029		$1,200	1,219
4.875% due 02/12/2030		400	408
5.125% due 09/18/2034		1,700	1,710
Republic of South Africa Government International Bond
8.500% due 01/31/2037	ZAR	25,900	1,274
8.875% due 02/28/2035		410,700	21,663
Romania Government International Bond
2.000% due 01/28/2032	EUR	4,000	3,826
5.250% due 03/10/2030		1,300	1,565
Saudi Government International Bond
3.750% due 03/05/2037 (j)		1,600	1,838
5.125% due 01/13/2028		$4,800	4,881
Turkiye Government International Bond 5.875% due 05/21/2030	EUR	1,800	2,266
United Kingdom Gilt 4.375% due 07/31/2054	GBP	4,000	4,759

Total Sovereign Issues (Cost $150,802)			157,221

		SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380%(h)		4,030,048	4,030

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.301% due 07/03/2025 - 10/21/2025 (c)(d)(n)	$852	845

Total Short-Term Instruments (Cost $4,875)		4,875

Total Investments in Securities (Cost $1,988,533)		1,982,724

	SHARES
INVESTMENTS IN AFFILIATES 3.0%
MUTUAL FUNDS 3.0%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (g)	1,012,900	49,683

Total Mutual Funds (Cost $49,609)		49,683

SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	10,308	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $49,709)		49,783

Total Investments 121.4% (Cost $2,038,242)		$2,032,507
Financial Derivative Instruments (k)(m) (0.6)%(Cost or Premiums, net $5,430)		(10,535)
Other Assets and Liabilities, net (20.8)%		(348,019)

Net Assets 100.0%		$1,673,953

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		When-issued security.
(c)		Coupon represents a weighted average yield to maturity.
(d)		Zero coupon security.
(e)		Principal amount of security is adjusted for inflation.
(f)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)		Institutional Class Shares of each Fund.
(h)		Coupon represents a 7-Day Yield.
(i)		RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Hardwood Funding LLC	5.330%	06/07/2035	03/11/2025	$600	$608	0.36%
National Football League	4.780	10/05/2030	06/27/2025	1,700	1,707	1.02
	5.250	10/05/2034	06/27/2025	2000	2004	1.20
Pantheon Senior Debt Secondaries	6.317	03/26/2026	03/18/2025	500	500	0.30
Project Alpha Investindustrial	4.256	02/27/2026	02/28/2025	294	334	0.20

				$5,094	$5,153	3.08%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date		Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOO	4.390%	07/01/2025	07/02/2025		$(26,829)	$(26,829)
	4.460	06/30/2025	07/01/2025		(26,460)	(26,463)
BRC	1.500	06/11/2025	TBD(2)	EUR	(788)	(929)
BSN	4.450	06/09/2025	07/14/2025		$(22,243)	(22,304)
DEU	4.490	06/27/2025	07/03/2025		(1,302)	(1,302)
JPS	4.420	06/04/2025	07/02/2025		(4,399)	(4,413)
	4.440	06/04/2025	07/02/2025		(2,527)	(2,535)
MSR	4.500	07/01/2025	07/02/2025		(80,471)	(80,471)
STR	4.480	07/01/2025	07/02/2025		(2,841)	(2,841)
	4.490	06/30/2025	07/01/2025		(81,200)	(81,211)

Total Reverse Repurchase Agreements						$(249,298)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

UBS	4.440%	06/13/2025	08/15/2025		$(10,225)	$(10,248)
	4.450	06/03/2025	07/15/2025		(4,065)	(4,078)

Total Sale-Buyback Transactions						$(14,326)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.1)%
Uniform Mortgage-Backed Security, TBA	2.500%	08/01/2055	$43,300	$(35,643)	$(35,915)

Total Short Sales (2.1)%	$(35,643)	$(35,915)

(j)	Securities with an aggregate market value of $154,909 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(99,302) at a weighted average interest rate of 4.397%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(64) of deferred price drop.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	29	$29	$(6)	$(6)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	29	29	(7)	(9)

$(13)	$(15)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.000	07/25/2025	32	$32	$(15)	$(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	20	20	(7)	(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	42	42	(10)	(5)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	52	52	(20)	(28)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	42	42	(13)	(18)

$(65)	$(53)

Total Written Options	$(78)	$(68)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	83	$12,725	$3	$22	$(1)
U.S. Treasury 2-Year Note September Futures	09/2025	667	138,752	497	36	0
U.S. Treasury 5-Year Note September Futures	09/2025	965	105,185	1,162	128	0
U.S. Treasury 10-Year Note September Futures	09/2025	1,553	174,130	3,359	485	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	206	23,539	493	100	0
United Kingdom Long Gilt September Futures	09/2025	39	4,980	106	5	(17)

$5,620	$776	$(18)

SHORT FUTURES CONTRACTS
Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	24	$(2,150)	$(21)	$0	$(4)
Japan Government 10-Year Bond September Futures	09/2025	43	(41,511)	(126)	57	0
U.S. Treasury Long-Term Bond September Futures	09/2025	899	(103,806)	(4,119)	0	(899)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	1,722	(205,133)	(6,796)	0	(2,314)

$(11,062)	$57	$(3,217)

Total Futures Contracts	$(5,442)	$833	$(3,235)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	4,400	$26	$(6)	$20	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2027	0.402		$3,500	(149)	190	41	1	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089		2,700	22	3	25	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107		3,200	43	(1)	42	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.490		550	105	(68)	37	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.750		1,010	127	(5)	122	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.382		200	(4)	7	3	(1)	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416		2,200	1	36	37	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462		500	(1)	10	9	0	0

							$170	$166	$336	$3	$(1)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	37,900	$(780)	$309	$(471)	$0	$(2)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.380	Semi-Annual	06/18/2028	JPY	2,460,000	107	(349)	(242)	0	(9)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	03/20/2038		85,900	9	42	51	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Semi-Annual	10/22/2038		150,000	0	92	92	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.785	Semi-Annual	11/12/2038		230,000	1	145	146	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Semi-Annual	12/20/2038		80,500	4	51	55	2	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		312,000	97	295	392	10	0
Pay	1-Day USD-SOFR Compounded-OIS	1.788	Annual	05/03/2027		$12,100	(42)	(379)	(421)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027		25,300	(96)	(569)	(665)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	06/24/2027		73,900	50	516	566	37	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027		7,300	(38)	(164)	(202)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,700	(5)	(40)	(45)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2030		38,300	20	455	475	64	0
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031		20,260	119	(437)	(318)	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032		27,700	1,250	(726)	524	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033		3,340	0	26	26	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033		8,200	0	64	64	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033		3,800	0	27	27	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		1,100	(5)	(11)	(16)	0	(4)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	3,400	(14)	(38)	(52)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	3,400	(16)	13	(3)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	600	(3)	6	3	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	2,400	(10)	(72)	(82)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	6,800	(22)	(152)	(174)	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	3,100	(9)	(23)	(32)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	3,100	(10)	(23)	(33)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	(5)	(10)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	800	(3)	0	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	2,300	(8)	27	19	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	2,990	(13)	20	7	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	7,300	(24)	136	112	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	4,600	(16)	79	63	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	2,000	(7)	44	37	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	2,000	(7)	40	33	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	3,400	(12)	50	38	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,000	(4)	20	16	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,000	(4)	19	15	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	2,700	(10)	43	33	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	1,000	(4)	16	12	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	500	(2)	8	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	2,500	(10)	38	28	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	2,400	(9)	29	20	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	2,600	(10)	69	59	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	3,900	(15)	85	70	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	2,400	(9)	77	68	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	1,000	(5)	48	43	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,400	(6)	65	59	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	3,200	(14)	139	125	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	200	(1)	10	9	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	1,150	(4)	(15)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	2,400	(9)	(34)	(43)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	7,300	(25)	(84)	(109)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	500	(1)	(8)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	6,700	(19)	(139)	(158)	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	3,200	(9)	(55)	(64)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	3,400	(10)	(44)	(54)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/24/2035	16,800	1	(7)	(6)	0	(69)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048	13,530	0	2,837	2,837	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	27,500	5,367	5,182	10,549	0	(151)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	10,100	0	(52)	(52)	0	(83)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.803	Annual	02/15/2055		10,900	0	233	233	0	(88)
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055		2,900	0	56	56	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055		2,000	0	27	27	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055		7,400	0	65	65	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/24/2055		9,300	18	673	691	0	(75)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	2,200	(3)	(85)	(88)	2	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		2,100	(3)	(75)	(78)	2	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		1,800	(3)	(28)	(31)	2	0
Pay(5)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033	AUD	54,000	239	326	565	0	(76)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	4,400	0	5	5	6	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		2,800	(5)	(54)	(59)	3	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		27,270	(1,310)	266	(1,044)	0	(55)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		19,700	1,492	920	2,412	75	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	29,900	1	4	5	5	0
Pay	28-Day MXN-TIIE	7.775	Lunar	04/01/2030		2,700	0	1	1	0	0
Pay	28-Day MXN-TIIE	7.790	Lunar	04/01/2030		38,600	0	10	10	6	0
Pay	28-Day MXN-TIIE	7.582	Lunar	04/02/2030		31,500	0	(6)	(6)	5	0
Pay	28-Day MXN-TIIE	7.910	Lunar	03/29/2032		4,400	0	1	1	1	0
Pay	28-Day MXN-TIIE	8.100	Lunar	03/26/2035		3,500	0	0	0	1	0
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	CAD	300	0	(1)	(1)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		2,000	7	(25)	(18)	0	(3)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		12,400	9	(82)	(73)	0	(26)

							$6,140	$9,937	$16,077	$246	$(1,345)

Total Swap Agreements							$6,310	$10,103	$16,413	$249	$(1,346)

(l)	Securities with an aggregate market value of $11,063 and cash of $26,447 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin asset of $20 for closed futures is outstanding at period end.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		07/2025		CAD	10			$7	$0		$0
		07/2025		CNH	7,370			1,023	0		(8)
		07/2025			$6,257		AUD	9,633	82		0
		07/2025			988		NZD	1,641	13		0
		08/2025		AUD	9,633			$6,261	0		(83)
		08/2025		CNH	15,136			2,109	0		(13)
		08/2025		NZD	1,641			989	0		(13)
		08/2025			$7		CAD	10	0		0
BOA		07/2025		AUD	389			$253	0		(3)
		07/2025		EUR	12,667			14,403	0		(518)
		07/2025		KRW	7,558,767			5,545	0		(46)
		07/2025		PEN	1,100			303	0		(8)
		07/2025			$813		IDR	13,256,053	5		0
		07/2025			343		SGD	440	2		0
		08/2025		CNH	4,357			$609	0		(2)
		08/2025		SGD	439			343	0		(3)
		08/2025		TWD	290			9	0		(1)

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

BPS	07/2025	BRL	4,342		795	0	(4)
	07/2025	NOK	1,915		189	0	(1)
	07/2025	SEK	1,725		180	0	(2)
	07/2025	THB	816		25	0	0
	07/2025	TWD	41,062		1,263	0	(151)
	07/2025		$780	BRL	4,342	19	0
	07/2025		1,520	IDR	24,801,811	9	0
	07/2025		110	THB	3,603	1	0
	07/2025		442	TWD	13,137	11	0
	08/2025	CNH	6,875		$962	0	(2)
	08/2025	TWD	43,844		1,345	0	(179)
	08/2025		$850	INR	73,895	10	0
	08/2025		174	TWD	5,682	24	0
	10/2025	BRL	99,900		$16,525	0	(1,443)
BRC	07/2025	ILS	6,014		1,727	0	(58)
	07/2025	KRW	138,750		102	0	(1)
	07/2025	NOK	1,514		149	0	(1)
	07/2025	TRY	31,657		778	0	(7)
	07/2025		$1,329	GBP	977	12	0
	07/2025		857	ILS	2,892	2	0
	07/2025		2	JPY	295	0	0
	07/2025		338	PLN	1,265	13	0
	07/2025		10,005	TRY	410,258	95	0
	07/2025	ZAR	198,568		$10,985	0	(213)
	08/2025	GBP	977		1,329	0	(12)
	08/2025		$677	TRY	28,081	9	0
BSH	07/2025	PEN	15,042		$4,030	0	(213)
	07/2025		$308	PEN	1,099	2	0
	08/2025		5,199		18,403	0	(8)
	09/2025	PEN	1,102		$308	0	(2)
	12/2025		18,468		5,199	9	0
CBK	07/2025	BRL	18,225		3,340	0	(15)
	07/2025	CAD	16		12	0	0
	07/2025	EUR	1,562		1,786	0	(54)
	07/2025	KRW	1,174,124		854	0	(14)
	07/2025	PEN	5,189		1,429	0	(35)
	07/2025	THB	42,701		1,284	0	(31)
	07/2025	TWD	68,328		2,100	0	(253)
	07/2025		$3,140	BRL	18,225	215	0
	07/2025		420	IDR	6,838,301	2	0
	07/2025		383	KRW	524,024	5	0
	07/2025		790	TWD	23,409	16	0
	08/2025	CNH	2,346		$326	0	(3)
	08/2025	PEN	18,391		4,927	0	(260)
	08/2025	TWD	100,313		3,078	0	(409)
	08/2025		$6,366	INR	548,681	25	(3)
	09/2025	ILS	4,474		$1,200	0	(129)
	09/2025	MXN	2,202		115	0	(2)
	09/2025	PEN	14,948		4,092	0	(117)
	02/2026		5,484		1,492	0	(46)
DUB	07/2025	ILS	2,920		843	0	(24)
	07/2025	KRW	136,362		100	0	(1)
	07/2025	SGD	45		35	0	0
	07/2025		$16,507	EUR	14,229	254	0
	07/2025		97	IDR	1,584,402	0	0
	07/2025		408	TWD	12,126	10	0
	08/2025	EUR	14,198		$16,507	0	(254)
	08/2025		$2,951	INR	254,614	14	0
	09/2025		2	MXN	30	0	0
FAR	07/2025	AUD	9,244		$5,964	0	(120)
	07/2025	BRL	50,215		9,091	0	(151)
	07/2025	CHF	2,705		3,285	0	(124)
	07/2025	CNH	3,749		522	0	(3)
	07/2025	JPY	92,799		638	0	(7)
	07/2025	SGD	114		89	0	(1)
	07/2025		$8,844	BRL	50,215	399	0
	07/2025		3,375	CHF	2,702	30	0
	07/2025		1,133	JPY	162,494	0	(4)
	07/2025		1,197	PLN	4,416	27	0
	07/2025		276	SGD	352	1	0
	08/2025	CHF	2,691		$3,375	0	(30)
	08/2025	CNH	7,256		1,014	0	(4)
	08/2025	SGD	405		318	0	(1)
	08/2025		$1,410	INR	121,945	10	0
	08/2025		638	JPY	92,458	7	0
	09/2025	MXN	24,922		$1,280	0	(38)
	09/2025		$9,091	BRL	50,983	149	0
	09/2025		98	PEN	355	2	0
GLM	07/2025	TWD	14,132		$434	0	(52)
	07/2025		$99	IDR	1,618,957	1	0
	07/2025		107	SGD	137	0	0
	07/2025	ZAR	828		$46	0	(1)
	08/2025	SGD	136		107	0	0
	10/2025	BRL	126,560		20,735	0	(2,028)
IND	07/2025		$183	SEK	1,727	0	0
	08/2025	SEK	1,723		$183	0	0

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

JPM	07/2025	BRL	21,233	3,723	0	(185)
07/2025	CNH	7,103	984	0	(9)
07/2025	KRW	152,005	112	0	(1)
07/2025	NZD	1,427	851	0	(19)
07/2025	SGD	3,030	2,359	0	(24)
07/2025	TWD	41,509	1,276	0	(153)
07/2025	$3,818	BRL	21,233	90	0
07/2025	32	KRW	43,637	0	0
07/2025	5,775	PLN	21,560	205	0
07/2025	225	SGD	288	2	0
07/2025	ZAR	56,302	$3,150	0	(25)
08/2025	CNH	14,105	1,964	0	(13)
08/2025	SGD	287	225	0	(2)
08/2025	TWD	53,015	1,627	0	(216)
08/2025	$951	INR	82,416	9	0
08/2025	65	TWD	2,145	9	0
MBC	07/2025	CAD	40,076	$29,190	0	(239)
07/2025	CNH	3,405	473	0	(4)
07/2025	SGD	7,279	5,674	0	(51)
07/2025	THB	21,435	648	0	(12)
07/2025	TWD	25,712	789	0	(96)
07/2025	$34,233	CAD	47,057	323	0
07/2025	139	IDR	2,252,724	0	0
07/2025	50	JPY	7,128	0	0
07/2025	2,596	PLN	9,720	100	0
07/2025	5,931	SGD	7,671	101	0
07/2025	32	TWD	955	1	0
08/2025	CAD	46,978	$34,233	0	(324)
08/2025	CNH	7,758	1,078	0	(10)
08/2025	SGD	7,653	5,931	0	(103)
08/2025	TWD	43,405	1,341	0	(168)
MYI	07/2025	CAD	6,948	5,103	1	0
07/2025	JPY	31,206	214	0	(3)
07/2025	$25	JPY	3,671	0	0
07/2025	477	NOK	4,808	0	0
07/2025	6	PLN	23	0	0
08/2025	CNH	7,396	$1,033	0	(4)
08/2025	NOK	4,807	477	0	0
08/2025	$214	JPY	31,092	3	0
10/2025	BRL	8,800	$1,447	0	(136)
NGF	07/2025	$1,189	IDR	19,376,902	6	0
SCX	07/2025	ILS	44	$13	0	0
07/2025	JPY	348	2	0	0
07/2025	NZD	214	129	0	(1)
07/2025	TWD	3,256	112	0	0
07/2025	$462	IDR	7,529,265	2	0
07/2025	1,185	SGD	1,528	17	0
07/2025	1,224	TWD	36,376	28	0
08/2025	CNH	12,742	$1,784	0	(3)
08/2025	SGD	1,524	1,184	0	(17)
08/2025	TWD	14,350	440	0	(59)
08/2025	$995	INR	85,430	0	(1)
08/2025	2	JPY	346	0	0
SOG	07/2025	JPY	51,505	$357	0	(1)
07/2025	$50	NOK	501	0	0
08/2025	NOK	500	$50	0	0
08/2025	$6	INR	492	0	0
08/2025	357	JPY	51,316	1	0
SSB	07/2025	GBP	977	$1,323	0	(18)
11/2025	PEN	5,405	1,465	0	(55)
UAG	07/2025	ILS	442	123	0	(8)
07/2025	KRW	122,281	90	0	0
07/2025	NOK	1,879	185	0	(1)
07/2025	THB	3,404	102	0	(2)
07/2025	$17	JPY	2,395	0	0
07/2025	90	KRW	122,341	0	0

Total Forward Foreign Currency Contracts	$2,383	$(9,172)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	3,431	$22	$18
GLM	Put - OTC EUR versus USD	$1.100	12/17/2025	423	48	31
MBC	Put - OTC EUR versus USD	1.098	12/23/2025	423	49	29
MYI	Put - OTC EUR versus USD	1.110	11/24/2025	10,803	51	31

Total Purchased Options	$170	$109

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	4,900	$(16)	$(45)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	4,900	(16)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	1,900	(6)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	1,900	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	2,100	(7)	(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	2,100	(7)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	1,300	(4)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	1,300	(4)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	4,100	(15)	(19)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	4,100	(14)	(5)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	2,500	(8)	(26)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	2,500	(8)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	4,300	(12)	(30)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	4,300	(12)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	3,000	(10)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	3,000	(10)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	1,700	(5)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	1,700	(5)	(4)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	6,100	(23)	(33)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	6,100	(23)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	7,900	(30)	(26)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	7,900	(30)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	4,000	(11)	(27)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	4,000	(12)	(1)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	3,300	(11)	(12)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	3,300	(11)	(7)

Total Written Options	$(316)	$(294)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$800	$(7)	$4	$0	$(3)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	2,700	(153)	145	0	(8)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	3,000	(267)	244	0	(23)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	5,100	(229)	249	20	0

Total Swap Agreements	$(656)	$642	$20	$(34)

(n)

Securities with an aggregate market value of $5,687 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.

Schedule of Investments PIMCO Moderate Duration Fund (Cont.)	June 30, 2025 (Unaudited)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$3,380	$3,189	$6,569
Corporate Bonds & Notes
Banking & Finance	0	156,750	932	157,682
Industrials	500	71,400	3,711	75,611
Utilities	0	45,128	0	45,128
Municipal Bonds & Notes
New York	0	104	0	104
U.S. Government Agencies	0	355,231	0	355,231
U.S. Treasury Obligations	0	958,220	0	958,220
Non-Agency Mortgage-Backed Securities	0	72,027	0	72,027
Asset-Backed Securities
Automobile Sequential	0	52,942	0	52,942
CMBS Other	0	21,644	0	21,644
Credit Card Bullet	0	4,200	0	4,200
Home Equity Other	0	14,278	0	14,278
Whole Loan Collateral	0	6,015	0	6,015
Other ABS	0	50,977	0	50,977
Sovereign Issues	0	157,221	0	157,221
Corporate Bonds & Notes	0	0	0	0
Short-Term Instruments
Mutual Funds	0	4,030	0	4,030
U.S. Treasury Bills	0	845	0	845

	$500	$1,974,392	$7,832	$1,982,724
Investments in Affiliates, at Value
Mutual Funds	49,683	0	0	49,683
Short-Term Instruments
Central Funds Used for Cash Management Purposes	100	0	0	100

	$49,783	$0	$0	$49,783

Total Investments	$50,283	$1,974,392	$7,832	$2,032,507

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(35,915)	0	(35,915)

	$0	$(35,915)	$0	$(35,915)
Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	84	998	0	1,082
Over the counter	0	2,512	0	2,512

	$84	$3,510	$0	$3,594
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(22)	(4,627)	0	(4,649)
Over the counter	0	(9,500)	0	(9,500)

	$(22)	$(14,127)	$0	$(14,149)

Total Financial Derivative Instruments	$62	$(10,617)	$0	$(10,555)

Totals	$50,345	$1,927,860	$7,832	$1,986,037

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 207.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Project Flash 0.625% due 01/09/2030 «µ	$6,870	$6,784

Total Loan Participations and Assignments (Cost $6,838)		6,784

CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Preferred Term Securities Ltd.
4.668% (US0003M + 0.350%) due 03/22/2038 ~	1,203	1,146
4.880% (US0003M + 0.300%) due 03/22/2037 ~	199	183
4.880% (US0003M + 0.300%) due 09/22/2037 ~	1,719	1,564
5.160% (US0003M + 0.580%) due 03/23/2035 ~	2,958	2,736

		5,629

INDUSTRIALS 0.0%
Times Square Hotel Trust 8.528% due 08/01/2026	593	596

Total Corporate Bonds & Notes (Cost $5,267)		6,225

MUNICIPAL BONDS & NOTES 0.0%
MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	4,574	3,579

Total Municipal Bonds & Notes (Cost $3,491)		3,579

U.S. GOVERNMENT AGENCIES 145.5%
Fannie Mae
0.000% due 01/25/2033 - 05/25/2048 (b)	12,371	9,282
0.000% due 01/25/2033 - 05/25/2051 •	15,076	9,779
0.000% due 09/25/2037 - 02/25/2052 •(a)	576,744	6,051
0.000% due 07/25/2044 ~(a)	15,298	211
0.096% due 03/25/2043 •	8,723	7,208
0.128% due 12/25/2042 - 10/25/2043 •	2,644	2,074
0.200% due 02/25/2043 •(a)	3,002	19
0.280% due 01/25/2044 ~(a)	1,000	8
0.396% due 03/25/2033 •	10,513	9,560
0.573% due 03/25/2047 •	256	171
0.580% due 06/25/2050 •(a)	8,107	712
0.945% due 09/25/2054 •(a)	90,889	6,664
0.946% due 11/25/2041 •	751	526
1.180% due 06/25/2044 •(a)	2,407	240
1.261% due 06/25/2043 •	1,953	1,578
1.400% due 06/25/2028	4,335	4,186
1.500% due 02/25/2028 - 04/25/2028	8,813	8,556
1.500% due 11/25/2035 - 01/25/2052 (a)	407,792	21,887
1.512% due 12/25/2050 ~(a)	52,890	2,688
1.530% due 10/25/2043 - 01/25/2050 •(a)	11,398	1,679
1.540% due 12/25/2036 •(a)	271	20
1.543% due 10/25/2046 ~(a)	3,916	172
1.564% due 08/25/2033 •	297	279
1.580% due 07/25/2044 ~(a)	541	22
1.580% due 05/25/2046 - 11/25/2049 •(a)	68,095	8,614
1.600% due 09/25/2049 •(a)	3,780	459
1.627% due 01/25/2051 ~(a)	95,947	4,279
1.630% due 10/25/2042 - 07/25/2059 •(a)	57,958	6,761
1.646% due 07/25/2052 ~(a)	563	28
1.664% due 10/25/2046 ~(a)	204	9
1.680% due 06/25/2037 - 07/25/2050 •(a)	51,239	6,534
1.730% due 09/25/2041 - 01/25/2049 •(a)	19,038	2,196
1.764% due 06/25/2048 ~(a)	1,803	219
1.780% due 11/25/2044 - 05/25/2048 •(a)	23,741	3,211
1.780% due 05/25/2048 •	4,836	3,897
1.795% due 10/25/2054 •(a)	39,266	4,032
1.830% due 08/25/2041 - 02/25/2043 •(a)	10,956	935
1.852% due 04/25/2046 ~(a)	558	27
1.880% due 07/25/2044 ~(a)	786	45

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

1.887% due 09/25/2045 ~(a)	428	17
1.902% due 03/25/2060 ~(a)	10,766	687
2.000% due 07/25/2037 - 08/25/2052 (a)	729,896	89,776
2.000% due 07/25/2041 - 12/25/2042	267	220
2.010% due 03/25/2042 •(a)	731	115
2.011% due 08/25/2044 ~(a)	460	30
2.026% due 04/25/2055 ~(a)	901	45
2.053% due 07/25/2045 ~(a)	12,439	744
2.067% due 01/25/2045 ~(a)	454	25
2.081% due 03/25/2045 ~(a)	1,189	66
2.086% due 08/25/2054 ~(a)	389	21
2.100% due 01/01/2047 •	101	98
2.104% due 06/25/2052 ~(a)	11,760	835
2.180% due 09/25/2040 - 09/25/2042 •(a)	3,558	539
2.201% due 02/25/2062 ~(a)	16,640	1,248
2.230% due 05/25/2036 •(a)	625	76
2.280% due 10/25/2026 - 08/25/2040 •(a)	77	0
2.301% due 08/25/2055 ~(a)	578	33
2.326% due 09/25/2061 ~(a)	6,360	489
2.330% due 09/25/2039 •(a)	48	5
2.349% due 01/25/2031 ~(a)	9,747	566
2.380% due 12/25/2032 - 11/25/2036 •(a)	1,214	140
2.431% due 01/25/2041 •	1,881	1,895
2.480% due 04/25/2038 •(a)	255	23
2.500% due 12/25/2027 - 10/25/2052 (a)	1,030,948	153,048
2.500% due 01/25/2034	3,278	3,213
2.680% due 10/25/2034 •(a)	377	17
3.000% due 11/25/2027 - 10/25/2052 (a)	681,247	108,186
3.000% due 06/25/2033 - 05/25/2048	5,086	4,636
3.000% due 02/01/2057 - 07/01/2060 (g)	86,468	74,723
3.020% due 03/01/2028 (g)	6,617	6,451
3.278% due 05/01/2047 •	515	505
3.280% due 08/25/2034 •(a)	136	8
3.290% due 04/01/2027 - 03/01/2028 (g)	70,774	69,654
3.430% due 05/01/2028 (g)	9,728	9,562
3.430% due 03/01/2033	963	891
3.500% due 10/25/2027 - 04/25/2053 (a)	316,682	56,991
3.500% due 05/25/2039 - 10/25/2042	1,450	1,358
3.575% due 02/01/2026 (g)	12,198	12,099
3.625% due 05/25/2039	3,237	3,215
3.725% due 06/01/2048 •	130	127
3.750% due 05/25/2033 - 01/25/2044	20	19
3.821% due 03/25/2040 •	59	58
3.975% due 06/01/2048 •	109	107
4.000% due 01/25/2033 - 10/25/2053 (a)	230,289	47,553
4.000% due 06/01/2033 - 05/25/2050	9,472	8,003
4.140% due 04/01/2028 (g)	10,555	10,583
4.300% due 12/01/2029 (g)	10,022	10,096
4.320% due 06/01/2028	5,496	5,540
4.374% due 02/01/2028 ~(g)	24,977	25,056
4.385% due 04/01/2033 (g)	11,208	11,130
4.400% due 12/01/2029 (g)	24,901	25,155
4.440% due 06/01/2033 (g)	12,320	12,248
4.490% due 10/01/2030	1,747	1,764
4.490% due 04/01/2033 - 05/01/2033 (g)	11,905	11,896
4.500% due 06/01/2030 - 08/01/2040	1,671	1,690
4.500% due 11/01/2032 - 04/01/2059 (g)	29,031	28,856
4.500% due 11/25/2044 - 09/25/2053 (a)	137,633	31,168
4.530% due 06/01/2033	3,179	3,189
4.550% due 05/01/2028	1,272	1,291
4.560% due 12/01/2029 (g)	5,008	5,087
4.580% due 08/01/2033 (g)	7,368	7,413
4.590% due 06/01/2033 (g)	24,223	24,361
4.605% due 11/25/2050 •	2,621	2,481
4.640% due 09/01/2028 (g)	4,884	4,963
4.700% due 04/01/2033 (g)	18,493	18,501
4.720% due 12/25/2047 •	32,845	31,987
4.740% due 05/01/2033	2,141	2,170
4.770% due 09/25/2044 •	3,271	3,213
4.814% due 08/25/2044 •	1,335	1,320
4.815% due 09/01/2028 (g)	14,232	14,542
4.820% due 03/25/2042 - 05/25/2045 •	2,885	2,834
4.840% due 07/01/2033	1,500	1,531
4.864% due 03/25/2049 •	446	442
4.865% due 02/25/2037 •	149	147
4.870% due 09/25/2049 - 07/25/2059 •	5,447	5,299
4.880% due 09/01/2028 (g)	23,455	24,017
4.890% due 07/25/2049 •	3,464	3,367
4.900% due 10/01/2028 (g)	3,053	3,120
4.904% due 12/25/2046 •	857	850
4.914% due 09/25/2046 - 11/25/2059 •	2,711	2,682
4.970% due 12/25/2040 •	551	547
4.990% due 03/01/2031 (g)	7,878	8,061
5.000% due 11/01/2033 - 07/25/2040	163	160
5.000% due 08/25/2053 - 09/25/2053 (a)	95,615	23,107
5.105% due 06/25/2055 •	40,336	39,383

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.110% due 08/01/2033	1,077	1,115
5.114% due 05/25/2050 •	1,859	1,856
5.115% due 05/25/2042 ~	14	13
5.119% due 08/25/2043 ~	13	13
5.130% due 12/25/2047 •	2,285	2,286
5.150% due 01/25/2051 •	8,773	8,779
5.170% due 05/01/2031	2,820	2,930
5.200% due 10/01/2030 (g)	3,977	4,132
5.230% due 10/01/2028 (g)	8,806	9,061
5.250% due 12/25/2050 •	1,968	1,972
5.260% due 04/25/2048 •	1,004	1,009
5.270% due 07/25/2038 •	77	77
5.275% due 08/25/2054 •	5,483	5,496
5.305% due 01/25/2054 •	82,534	82,664
5.405% due 11/25/2054 •	148,911	148,151
5.500% due 02/25/2029 (a)	2	0
5.500% due 01/25/2032 ~(a)	58	5
5.500% due 12/25/2034 - 11/01/2036	961	991
5.505% due 12/25/2054 •	5,307	5,320
5.555% due 11/25/2052 •	82,470	81,801
5.570% due 10/01/2028 (g)	3,713	3,833
5.590% due 10/01/2031	2,218	2,355
5.610% due 10/01/2028	4,067	4,204
5.705% due 02/25/2055 •	2,706	2,719
5.810% due 06/01/2031 (g)	65,600	68,077
5.855% due 06/25/2055 •	19,720	19,948
5.910% due 10/01/2028	911	954
6.000% due 04/25/2032 - 02/25/2033 (a)	119	14
6.000% due 02/25/2034	53	55
6.000% due 05/25/2053 (a)(c)	33,168	7,871
6.143% due 12/01/2034 •(g)	94	95
6.150% due 08/01/2049 •(g)	1,370	1,423
6.300% due 06/25/2031 ~	11	11
6.437% due 01/01/2035 •(g)	169	175
6.500% due 04/25/2038 (a)	169	38
6.580% due 01/01/2035 •	82	83
6.705% due 09/01/2043 •(g)	523	540
6.813% due 12/01/2048 •(g)	427	441
7.000% due 11/25/2039 - 03/25/2049	70	73
7.300% due 06/01/2035 •	8	8
7.841% due 12/25/2036 •	23	25
Freddie Mac
0.000% due 06/01/2026 - 08/15/2057 (b)(e)	6,468	4,923
0.000% due 09/01/2026 - 12/15/2053 (b)	6,466	5,230
0.000% due 01/15/2033 - 08/15/2045 •	20,724	17,108
0.000% due 07/15/2047 - 03/25/2052 •(a)	140,836	4,590
0.038% due 10/15/2042 •	923	591
0.082% due 08/15/2040 •(a)	1,151	51
0.088% due 11/15/2042 •	297	156
0.098% due 01/15/2043 •	1,889	1,022
0.131% due 10/15/2042 •	339	267
0.143% due 12/15/2042 •	1,145	891
0.278% due 03/15/2045 •	202	130
0.461% due 05/15/2035 •	210	208
0.582% due 04/15/2042 •(a)	1,256	92
0.846% due 09/15/2041 •	478	324
0.995% due 09/25/2054 •(a)	48,822	3,328
1.047% due 04/25/2034 ~(a)	132,352	6,913
1.063% due 01/15/2041 •	545	498
1.095% due 11/25/2054 •(a)	77,436	5,471
1.205% due 02/15/2041 •	77	64
1.250% due 01/15/2028	3,175	3,076
1.375% due 12/15/2027	2,030	1,970
1.472% due 09/15/2043 •(a)	7,273	760
1.500% due 02/15/2028	5,348	5,193
1.580% due 04/25/2048 - 11/25/2049 •(a)	20,973	2,807
1.582% due 10/15/2036 - 08/15/2042 •(a)	16,692	1,818
1.600% due 08/15/2048 ~(a)	43,860	1,676
1.630% due 04/25/2049 - 06/25/2050 •(a)	61,456	8,381
1.632% due 08/15/2041 - 09/15/2044 •(a)	5,914	682
1.639% due 03/15/2050 ~(a)	26,862	1,169
1.641% due 10/15/2037 ~(a)	174	9
1.680% due 06/25/2050 - 08/25/2050 •(a)	34,662	4,512
1.682% due 12/15/2042 - 02/15/2044 •(a)	7,287	1,013
1.695% due 10/25/2054 •(a)	91,810	9,568
1.699% due 12/15/2050 ~(a)	43,754	1,864
1.730% due 05/25/2050 - 06/25/2050 •(a)	21,646	2,973
1.732% due 08/15/2025 - 10/15/2048 •(a)	22,399	2,758
1.750% due 10/15/2032	1,628	1,526
1.774% due 05/15/2037 ~(a)	124	7
1.780% due 07/25/2050 •(a)	23,247	3,386
1.782% due 01/15/2033 - 06/15/2048 •(a)	14,349	1,591
1.926% due 10/15/2037 ~(a)	193	9
1.995% due 12/25/2050 •(a)	6,773	1,043
2.000% due 04/25/2031 - 06/25/2052 (a)	945,312	119,639
2.000% due 07/15/2041	635	603

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

2.003% due 03/15/2037 ~(a)	186	10
2.012% due 02/15/2037 •(a)	285	27
2.032% due 04/15/2032 •(a)	686	36
2.053% due 01/15/2038 ~(a)	1,609	83
2.061% due 10/15/2038 ~(a)	2,259	129
2.137% due 11/15/2036 ~(a)	489	29
2.182% due 01/15/2041 •(a)	225	22
2.192% due 08/15/2041 ~(a)	164	9
2.200% due 11/15/2038 ~(a)	529	30
2.206% due 02/15/2038 ~(a)	315	18
2.232% due 02/15/2032 - 03/15/2035 •(a)	183	9
2.240% due 02/15/2038 ~(a)	8,146	441
2.250% due 05/15/2040	5,101	4,937
2.270% due 10/15/2041 ~(a)	324	19
2.282% due 09/15/2035 - 07/15/2042 •(a)	1,114	162
2.290% due 06/15/2038 ~(a)	405	25
2.320% due 04/15/2047 •(a)	6,355	498
2.332% due 03/15/2037 •(a)	331	31
2.347% due 08/15/2047 ~(a)	8,667	847
2.429% due 12/15/2046 ~(a)	37,533	2,947
2.500% due 09/15/2027 - 10/15/2052 (a)	553,259	81,544
2.500% due 03/25/2051 (a)(c)	53,478	8,588
2.591% due 08/15/2036 ~(a)	214	14
2.862% due 07/25/2054 ~	34,000	31,902
3.000% due 05/15/2027 - 10/15/2052 (a)	729,888	121,227
3.000% due 05/15/2034 ~(a)	266	14
3.000% due 09/25/2045 - 12/25/2046	2,447	2,119
3.062% due 12/25/2036 •	18,174	15,056
3.112% due 12/15/2027 ~(a)	132	3
3.383% due 09/17/2032 •	1	1
3.500% due 01/01/2038 - 04/15/2054	13,881	11,424
3.500% due 02/25/2041 - 10/15/2052 (a)	437,573	78,051
3.500% due 02/01/2047 (g)	2,449	2,262
3.500% due 10/15/2047 ~(a)	642	114
3.582% due 06/15/2031 •(a)	50	4
3.607% due 10/25/2046 ~	1,032	1,020
4.000% due 02/15/2031 - 06/01/2048	10,373	9,823
4.000% due 03/15/2042 - 06/25/2051 (a)	133,355	28,238
4.000% due 03/01/2046 - 03/01/2048 (g)	18,481	17,532
4.000% due 05/15/2049 ~(a)	383	55
4.163% due 05/15/2033 •	3	3
4.190% due 05/01/2030 (g)	20,500	20,214
4.228% due 10/25/2034 ~	69,498	68,398
4.250% due 08/25/2059 - 11/25/2059 ~	11,457	10,996
4.363% due 06/15/2042 •	564	535
4.500% due 08/01/2030 - 06/01/2048	1,107	1,095
4.500% due 12/01/2041 (g)	1,116	1,116
4.500% due 07/15/2042 - 10/25/2051 (a)	130,625	30,718
4.500% due 02/25/2059 ~	28,500	27,159
4.660% due 01/25/2031	27,615	27,969
4.718% due 08/15/2047 •	1,602	1,547
4.788% due 05/15/2033 •	6	6
4.814% due 10/15/2038 •	1,692	1,670
4.818% due 09/15/2042 - 08/15/2057 •	24,751	23,405
4.918% due 03/15/2044 •	1,376	1,362
4.950% due 01/01/2030 (g)	10,710	10,847
4.968% due 11/15/2040 •	1,461	1,449
5.000% due 09/15/2046 ~(a)	530	83
5.000% due 05/25/2048 - 05/25/2054 (a)	300,012	71,506
5.000% due 03/01/2049 (g)	15,567	15,584
5.007% due 09/25/2030 ~	12,894	13,236
5.105% due 10/15/2033 - 10/25/2052 •	62,515	61,071
5.250% due 04/15/2049 - 12/15/2050 •	6,470	6,473
5.275% due 05/25/2034 - 08/25/2054 •	66,485	66,662
5.285% due 02/25/2055 •	18,604	18,662
5.305% due 09/25/2054 - 02/25/2055 •	83,562	83,601
5.350% due 08/15/2048 •	13,113	13,205
5.405% due 10/25/2054 - 11/25/2054 •	121,360	120,607
5.430% due 06/25/2031 ~	9,387	9,805
5.455% due 12/25/2054 •	8,109	8,110
5.500% due 02/15/2033 - 01/01/2038	585	604
5.500% due 05/15/2041 •	20	20
5.505% due 12/25/2054 •	4,617	4,619
5.555% due 11/25/2052 •	50,993	50,920
5.605% due 11/25/2054 •	148,425	147,818
5.955% due 01/25/2034 •	758	762
6.000% due 07/15/2035	659	710
6.000% due 03/15/2044 (a)	370	67
6.221% due 11/15/2034 •	5	5
7.000% due 03/01/2039	12	13
7.205% due 04/25/2042 •	10,900	11,235
7.388% due 12/25/2047 ~	93	93
Ginnie Mae
0.000% due 03/20/2035 (b)(e)	375	357
0.000% due 06/20/2040 - 06/16/2043 (b)	3,092	2,647
0.000% due 06/20/2045 - 09/20/2045 •	2,078	1,711

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 10/20/2047 - 02/20/2049 •(a)	34,723	891
0.000% due 04/16/2053 ~(a)	206	0
0.023% due 08/16/2048 ~(a)	1,759	0
0.054% due 11/20/2046 ~(a)	3,400	183
0.078% due 08/20/2047 ~(a)	2,882	121
0.083% due 06/20/2046 ~(a)	1,873	71
0.086% due 06/20/2042 ~(a)	786	42
0.092% due 11/20/2045 ~(a)	776	34
0.115% due 05/20/2047 ~(a)	5,204	344
0.134% due 12/20/2042 ~	292	241
0.136% due 06/20/2042 ~(a)	742	36
0.137% due 09/20/2045 ~(a)	1,121	46
0.141% due 07/20/2041 ~(a)	990	50
0.143% due 12/20/2045 ~(a)	700	31
0.179% due 07/20/2046 ~(a)	3,399	180
0.191% due 01/20/2047 ~(a)	3,472	175
0.198% due 10/20/2046 ~(a)	3,009	137
0.208% due 06/20/2043 ~(a)	2,131	103
0.213% due 08/20/2045 ~(a)	502	20
0.242% due 05/20/2040 ~(a)	3,126	124
0.300% due 05/16/2050 ~(a)	616	1
0.328% due 11/20/2046 ~(a)	265	19
0.491% due 04/20/2043 ~(a)	4,977	279
0.736% due 12/20/2040 •	819	766
1.108% due 05/20/2049 •(a)	4,130	333
1.118% due 09/20/2043 •(a)	773	16
1.118% due 01/20/2044 •	967	544
1.123% due 11/20/2046 •	25	23
1.618% due 04/20/2046 - 09/20/2049 •(a)	35,313	4,296
1.624% due 06/16/2039 •(a)	610	36
1.668% due 01/20/2035 - 12/20/2048 •(a)	5,666	478
1.674% due 11/16/2034 •(a)	213	1
1.688% due 12/20/2035 •(a)	8,241	249
1.768% due 09/20/2048 •(a)	1,377	185
1.774% due 03/16/2035 •(a)	854	3
1.813% due 05/16/2053 ~(a)	46	1
1.818% due 04/20/2048 •	4,724	4,548
2.000% due 01/20/2051 (a)	19,459	2,191
2.024% due 02/16/2040 •(a)	1,258	95
2.268% due 05/20/2041 •(a)	725	58
2.500% due 09/20/2050 (a)	3,405	99
3.000% due 02/20/2043 - 06/20/2046 (a)	2,308	130
3.000% due 09/20/2046 - 11/20/2067	17,204	14,170
3.000% due 12/20/2046 - 02/20/2053 (g)	48,724	43,406
3.500% due 03/20/2042 - 12/20/2068	57,047	45,692
3.500% due 11/20/2042 - 09/20/2046 (a)	5,932	950
3.500% due 10/20/2047 - 06/20/2055 (g)	1,220,763	1,114,296
3.500% due 01/20/2069 ~	1,153	1,117
3.834% due 10/20/2045 •	351	361
4.000% due 07/20/2039 - 08/15/2048	3,406	3,235
4.000% due 10/16/2044 (a)	739	87
4.000% due 01/20/2045 - 07/15/2048 (g)	4,632	4,436
4.500% due 09/15/2038 - 08/20/2048 (g)	59,714	58,840
4.500% due 07/20/2039 - 09/20/2048	3,907	3,802
4.500% due 12/16/2041 - 05/20/2043 (a)	835	120
4.602% due 09/20/2073 •	3,869	3,849
4.625% due 08/20/2045 •(g)	382	389
4.682% due 03/20/2041 •	329	323
4.746% due 05/20/2068 •	297	297
4.750% due 10/20/2044 •(g)	495	509
4.802% due 03/20/2073 •	33,622	33,060
4.846% due 11/20/2070 •	4,707	4,646
4.882% due 02/20/2049 •	1,085	1,057
4.896% due 11/20/2060 - 11/20/2070 •	9,430	9,378
4.914% due 03/20/2068 •	260	261
4.944% due 02/20/2068 •	710	714
4.946% due 03/20/2061 - 07/20/2067 •	126	126
4.952% due 02/20/2074 - 05/20/2074 •	3,976	3,970
4.961% due 10/20/2062 •	35	35
4.966% due 08/20/2062 •	101	101
4.986% due 07/20/2063 •	81	81
4.992% due 02/20/2053 •	61,219	60,542
5.000% due 08/20/2034 - 01/20/2049	686	677
5.000% due 05/16/2043 (a)	469	65
5.000% due 06/20/2049 (g)	6,890	6,930
5.002% due 02/20/2053 - 02/20/2074 •	17,977	17,789
5.046% due 08/20/2065 - 10/20/2069 •	1,356	1,351
5.052% due 02/20/2053 - 03/20/2071 •	34,641	34,292
5.062% due 11/20/2074 •	974	971
5.092% due 02/20/2073 - 04/20/2074 •	24,093	24,001
5.102% due 03/20/2071 - 04/20/2073 •	59,795	59,762
5.106% due 12/20/2065 •	206	206
5.122% due 12/20/2071 •	2,330	2,325
5.146% due 04/20/2062 •	550	553
5.152% due 05/20/2074 - 07/20/2074 •	23,509	23,528
5.162% due 03/20/2073 •	33,758	33,886

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.163% due 10/20/2067 •	597	601
5.164% due 03/20/2069 •	262	264
5.172% due 01/20/2073 •	1,555	1,562
5.182% due 02/20/2073 - 03/20/2073 •	20,688	20,809
5.196% due 11/20/2065 - 02/20/2067 •	4,095	4,103
5.202% due 01/20/2073 - 07/20/2074 •	296,511	297,877
5.232% due 01/20/2074 - 08/20/2074 •	35,366	35,551
5.246% due 07/20/2066 •	64	64
5.252% due 09/20/2073 - 10/20/2073 •	50,157	50,527
5.262% due 08/20/2073 •	14,228	14,352
5.272% due 08/20/2073 •	23,326	23,553
5.282% due 09/20/2073 •	10,292	10,397
5.298% due 02/20/2069 •	1,080	1,092
5.302% due 03/20/2073 - 12/20/2073 •	83,766	84,106
5.304% due 06/20/2055 •	77,000	77,102
5.346% due 09/20/2069 •	496	498
5.361% due 08/20/2067 •	173	173
5.402% due 03/20/2073 - 06/20/2073 •	178,331	180,346
5.422% due 08/20/2073 •	7,336	7,398
5.452% due 05/20/2073 •	4,321	4,364
5.461% due 08/20/2068 •	3,253	3,269
5.500% due 02/20/2034 - 04/20/2040	34	34
5.500% due 12/20/2038 - 01/20/2039 (g)	53	53
5.596% due 05/20/2070 •	465	472
5.802% due 03/20/2071 - 08/20/2071 •	13,127	13,408
6.000% due 07/20/2038 - 06/20/2041	190	201
6.297% due 07/20/2066 •	121	122
6.500% due 03/15/2035 - 11/20/2054 (g)	576,837	593,356
Ginnie Mae, TBA
2.000% due 07/01/2055 - 08/01/2055	149,600	121,865
3.000% due 07/01/2055 - 08/01/2055	1,184,165	1,047,408
4.000% due 07/01/2055 - 08/01/2055	518,200	481,817
4.500% due 07/01/2055 - 08/01/2055	787,816	754,098
5.000% due 07/01/2055 - 08/01/2055	457,500	449,352
5.500% due 07/01/2055	60,000	60,097
6.000% due 07/01/2055 - 08/01/2055	40,500	41,084
6.500% due 08/01/2055 - 09/01/2055	384,500	393,702
Uniform Mortgage-Backed Security
2.500% due 01/01/2033 (g)	4,187	3,982
2.500% due 01/01/2033	855	813
3.000% due 01/01/2038 - 03/01/2052 (g)	559,572	492,130
3.000% due 04/01/2038 - 10/01/2051	18,016	15,846
3.500% due 10/01/2034 - 06/01/2051 (g)	153,919	141,750
3.500% due 03/01/2038 - 10/01/2049	2,541	2,405
4.000% due 12/01/2036 - 07/01/2053	79,429	76,062
4.000% due 04/01/2037 - 05/01/2049 (g)	186,595	178,682
4.500% due 04/01/2031 - 01/01/2055	9,774	9,514
4.500% due 12/01/2038 - 12/01/2054 (g)	126,317	121,995
5.000% due 04/01/2043 - 03/01/2054 (g)	34,946	34,682
5.000% due 05/01/2043 - 08/01/2054	16,926	16,763
5.500% due 12/01/2052 - 01/01/2055	12,776	12,867
5.500% due 05/01/2053 - 01/01/2055 (g)	159,795	160,851
6.000% due 05/01/2049 - 05/01/2055	43,537	44,742
6.000% due 12/01/2052 - 05/01/2055 (g)	1,408,236	1,446,501
6.500% due 11/01/2053 - 04/01/2055	52,585	54,385
6.500% due 11/01/2053 - 04/01/2055 (g)	734,299	759,009
7.000% due 01/01/2054 - 06/01/2055	7,483	7,920
Uniform Mortgage-Backed Security, TBA
2.000% due 08/01/2040	26,200	23,956
3.500% due 07/01/2040	16,100	15,539
4.000% due 07/01/2040	74,600	72,978
4.500% due 07/01/2040 - 08/01/2055	870,450	833,756
5.000% due 07/01/2040 - 08/01/2055	476,580	468,694
5.500% due 07/01/2040 - 08/01/2055	157,600	158,188
6.500% due 08/01/2055	2,230,038	2,299,413
7.000% due 07/01/2055 - 09/01/2055	420,600	441,292

Total U.S. Government Agencies (Cost $17,733,560)		17,565,818

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
2.250% due 08/15/2027 (g)(i)	21,700	21,052

Total U.S. Treasury Obligations (Cost $22,189)		21,052

NON-AGENCY MORTGAGE-BACKED SECURITIES 31.6%
ACRA Trust 5.608% due 10/25/2064 þ	4,098	4,103
Adjustable Rate Mortgage Trust
5.384% due 09/25/2035 •	1,932	1,810
5.584% due 02/25/2035 •	6,273	6,082
AG Trust 6.327% due 07/15/2041 •	1,521	1,525
American Home Mortgage Assets Trust
3.400% due 01/25/2036 ~	856	548
4.894% due 06/25/2037 •	4,358	4,135

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.014% due 08/25/2037 •		5,345	4,816
5.369% due 10/25/2046 •		6,894	5,722
American Home Mortgage Investment Trust
4.834% due 03/25/2046 •		3,578	3,179
5.294% due 06/25/2045 •		5,294	4,928
6.701% due 06/25/2045 •		2	2
Angel Oak Mortgage Trust
3.290% due 11/25/2066 ~		15,681	11,484
4.800% due 11/25/2067 þ		7,161	7,120
5.338% due 05/27/2069 þ		3,098	3,092
5.985% due 01/25/2069 þ		780	784
6.197% due 01/25/2069 þ		7,404	7,469
6.500% due 12/25/2067 þ		2,969	2,992
Anthracite Ltd. 5.678% due 06/20/2041		5,912	0
Ashford Hospitality Trust
5.734% due 04/15/2035 •		8,335	8,275
5.884% due 04/15/2035 •		15,035	14,889
6.584% due 04/15/2035 •		13,939	13,753
ATLX Trust
3.850% due 04/25/2063 þ		4,157	3,994
3.850% due 04/25/2064 þ		186	180
Atrium Hotel Portfolio Trust 6.259% due 12/15/2036 •		8,800	8,532
Avon Finance 5.139% due 12/28/2049 •	GBP	14,775	20,315
BAMLL Commercial Mortgage Securities Trust
3.109% due 04/25/2050 «		$28,821	27,744
3.109% due 08/25/2052 «		10,000	8,726
6.426% due 09/15/2038 •		4,000	3,707
7.176% due 09/15/2038 •		5,000	4,537
Banc of America Alternative Loan Trust
2.206% due 06/25/2037 •(a)		258	32
4.794% due 06/25/2037 •		240	174
6.000% due 06/25/2046		1,088	848
Banc of America Commercial Mortgage Trust 5.754% due 07/10/2046 ~		393	389
Banc of America Funding Trust
2.143% due 01/27/2035 •		3,179	3,074
4.646% due 05/26/2037 •		23,779	21,035
4.879% due 02/20/2036 ~		502	453
5.078% due 01/20/2047 ~		109	95
6.000% due 09/25/2036		12	12
Banc of America Mortgage Trust
5.329% due 11/20/2046 ~		42	38
5.900% due 04/25/2035 ~		887	879
6.099% due 06/25/2034 ~		24	24
6.480% due 05/25/2034 ~		13	12
Barclays Commercial Mortgage Securities Trust
5.800% due 07/15/2037 •		3,300	3,148
6.500% due 07/15/2037 •		7,000	6,519
7.000% due 07/15/2037 •		9,060	7,526
Bayview Opportunity Master Fund Trust 5.000% due 10/25/2051 •		1,103	1,026
BCAP LLC Trust
3.547% due 01/26/2037 ~		1,953	1,766
4.879% due 02/26/2036 ~		2,565	2,371
5.500% due 04/25/2037		965	392
BCP Trust
6.022% due 06/15/2038 •		5,000	3,183
6.918% due 06/15/2038 •		12,750	3,771
Bear Stearns Adjustable Rate Mortgage Trust
4.337% due 10/25/2036 ~		120	105
4.847% due 03/25/2035 ~		112	103
4.848% due 07/25/2034 ~		28	27
5.699% due 05/25/2037 ~		1,765	1,468
6.373% due 12/25/2046 •		252	210
6.398% due 12/25/2046 •		1,447	1,270
Bear Stearns ALT-A Trust
4.180% due 08/25/2036 ~		4,888	3,287
4.754% due 02/25/2034 •		14	13
4.754% due 08/25/2036 •		3,880	3,318
4.905% due 09/25/2035 ~		1,067	613
4.907% due 11/25/2035 ~		480	370
4.934% due 01/25/2036 •		481	455
5.467% due 04/25/2035 ~		9	9
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 ~		79	77
Bear Stearns Mortgage Funding Trust 4.894% due 09/25/2046 •		76	69
Bear Stearns Structured Products, Inc. Trust 5.062% due 01/26/2036 ~		1,208	861
Beast Mortgage Trust
5.876% due 03/15/2036 •		3,000	2,006
6.376% due 03/15/2036 •		5,590	2,774
6.926% due 03/15/2036 •		32,020	14,129

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

BINOM Securitization Trust 4.441% due 08/25/2057 ~	21,757	21,102
BWAY Mortgage Trust
6.626% due 09/15/2036 •	6,000	5,418
7.276% due 09/15/2036 •	7,000	6,055
BX Commercial Mortgage Trust
5.347% due 12/15/2038 •	12,948	12,945
5.626% due 04/15/2034 •	2,900	2,801
6.076% due 04/15/2034 •	11,733	11,220
BX Trust
4.932% due 10/15/2036 •	5,000	4,989
5.061% due 04/15/2039 •	7,205	7,198
5.409% due 05/15/2035 •	8,778	8,762
5.618% due 10/15/2026 •	1,212	1,211
6.257% due 10/15/2026 •	3,232	3,234
Cascade Funding Mortgage Trust
3.000% due 03/25/2035 ~	11,028	10,798
4.000% due 10/25/2054 ~	14,130	13,832
Chase Home Lending Mortgage Trust
3.250% due 03/25/2064 ~	12,819	11,419
3.250% due 08/25/2064 ~	9,430	8,369
3.250% due 09/25/2064 ~	12,047	10,735
3.375% due 12/25/2064 ~	7,761	6,952
5.555% due 05/25/2055 •	7,632	7,638
5.555% due 09/25/2055 •	13,178	13,190
5.605% due 06/25/2055 •	21,370	21,430
5.805% due 04/25/2056 •	37,479	37,507
Chase Mortgage Finance Trust 7.291% due 02/25/2037 ~	3	3
ChaseFlex Trust
4.784% due 02/25/2037 •	4,679	1,168
5.034% due 05/25/2037 •	8,700	7,850
5.114% due 05/25/2037 •	737	707
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates 4.734% due 08/25/2037 •	1,973	1,830
CIM Trust
0.500% due 07/01/2051 ~(a)	80,414	2,523
3.250% due 10/25/2058 ~	2,830	2,576
4.500% due 01/25/2063 ~	12,439	11,838
4.750% due 06/25/2064 ~	6,937	6,885
5.000% due 05/25/2062 ~	2,278	2,284
5.000% due 02/25/2099 þ	2,445	2,419
6.639% due 12/25/2067 þ	3,068	3,091
Citigroup Mortgage Loan Trust
0.000% due 10/25/2054 ~	87,843	92,256
0.000% due 09/25/2064 ~	85,934	73,167
0.250% due 09/25/2051 ~(a)	49,032	757
4.319% due 06/27/2037 ~	6,038	5,448
4.681% due 02/20/2036 ~	2,319	2,129
5.655% due 07/25/2054 •	9,464	9,507
6.000% due 08/25/2037 ~	1,704	609
6.300% due 03/25/2036 •	10	10
6.490% due 05/25/2035 •	2	2
Citigroup Mortgage Loan Trust, Inc.
0.000% due 02/25/2065 ~	124,170	108,476
4.978% due 08/25/2035 ~	259	238
5.805% due 06/25/2055 •	21,926	21,998
Colony Mortgage Capital Ltd. 6.154% due 11/15/2038 •	5,000	4,870
COLT Mortgage Loan Trust
4.550% due 04/25/2067 ~	25,417	25,488
4.683% due 03/25/2067 ~	4,800	4,543
6.393% due 06/25/2069 þ	6,417	6,502
Connecticut Avenue Securities Trust
7.055% due 05/25/2042 •	953	975
7.405% due 03/25/2042 •	3,750	3,866
Countrywide Alternative Loan Resecuritization Trust 6.000% due 05/25/2036	36	20
Countrywide Alternative Loan Trust
1.166% due 06/25/2036 •(a)	1,347	157
2.516% due 10/25/2037 •(a)	5,866	801
4.668% due 03/25/2047 •	46	36
4.674% due 06/25/2036 •	1,509	1,416
4.714% due 04/25/2047 •	231	212
4.794% due 11/25/2036 •	942	1,224
4.814% due 09/25/2046 •	1,427	1,387
4.834% due 06/25/2036 •	1,361	563
4.994% due 08/25/2047 •	2,637	2,207
5.072% due 12/20/2035 •	1,729	1,634
5.076% due 11/20/2035 •	133	126
5.134% due 05/25/2036 •	165	68
5.372% due 05/25/2036 ~	902	860
5.500% due 07/25/2035	4,036	2,929
5.750% due 03/25/2034	2,622	2,687
5.799% due 08/25/2035 •	2,542	2,422
5.899% due 09/25/2035 •	469	423

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.000% due 10/25/2034		7,707	8,045
6.000% due 12/25/2034		2,613	2,350
6.000% due 07/25/2036		15,825	6,408
6.000% due 08/25/2036		1,096	1,042
6.000% due 08/25/2036 •		884	841
6.000% due 02/25/2037		3,929	1,542
6.000% due 04/25/2037		12,201	5,547
6.000% due 07/25/2037		12,165	6,242
6.449% due 10/20/2035 •		909	651
6.500% due 12/25/2036		8,000	3,427
Countrywide Home Loan Mortgage Pass-Through Trust
4.252% due 03/25/2037 ~		239	205
4.376% due 02/25/2047 ~		369	322
4.478% due 01/25/2036 ~		35	31
4.500% due 05/01/2034		165	159
4.607% due 11/25/2037 ~		844	806
4.925% due 01/25/2036 ~		833	792
5.094% due 02/25/2035 •		279	262
5.500% due 01/25/2035		150	152
5.750% due 05/25/2037		23	9
5.750% due 06/25/2037		4,103	1,887
5.750% due 07/25/2037		1,269	597
6.000% due 02/25/2037		5,579	2,527
6.000% due 01/25/2038		256	108
6.250% due 09/25/2037		57	34
6.500% due 10/25/2037		9,603	2,700
6.500% due 11/25/2037		4,064	1,297
Countrywide Home Loan Reperforming REMIC Trust
4.744% due 01/25/2034 ~		2,385	2,155
4.774% due 01/25/2036 •		94	89
7.500% due 06/25/2035		133	137
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.938% due 05/25/2066 ~		985	835
2.000% due 01/25/2060		15,600	13,732
2.000% due 01/25/2060 ~		1,240	1,098
2.000% due 10/25/2060 ~		509	461
2.500% due 07/25/2056 ~		1,827	1,497
2.974% due 07/25/2057 ~		6,580	6,143
3.000% due 11/25/2056 ~		5,695	4,869
3.375% due 01/25/2060		1,000	812
3.784% due 02/25/2061 ~		686	680
3.904% due 04/25/2062 ~		2,868	2,731
4.118% due 12/27/2060 ~		19,700	19,635
4.197% due 07/27/2061 ~		21,100	20,929
4.699% due 05/27/2053 ~		1,979	1,769
4.816% due 01/26/2047 ~		2,574	1,288
5.154% due 10/26/2036 ~		434	396
5.735% due 01/15/2049 ~		2,500	553
6.226% due 07/15/2038 •		4,000	3,071
6.250% due 05/26/2048		5,743	4,762
6.726% due 07/15/2038 •		5,000	2,587
7.183% due 06/01/2050 ~		2,044	2,038
7.326% due 07/15/2038 •		10,000	3,873
Cross Mortgage Trust
5.129% due 09/25/2069 ~		3,835	3,824
5.549% due 12/25/2069 ~		5,131	5,158
6.093% due 04/25/2069 þ		5,991	6,037
6.147% due 07/25/2069 þ		5,434	5,486
6.272% due 06/25/2069 þ		8,280	8,376
6.615% due 03/25/2068 þ		4,336	4,368
CRSNT Trust
5.634% due 04/15/2036 •		24,753	24,366
5.984% due 04/15/2036 •		10,913	10,716
6.434% due 04/15/2036 •		17,000	16,674
CSAB Mortgage-Backed Trust 6.500% due 11/25/2036 þ		58	8
DC Commercial Mortgage Trust 6.314% due 09/12/2040		4,300	4,490
Deutsche Alt-A Securities Mortgage Loan Trust
4.734% due 03/25/2037 •		827	772
4.734% due 09/25/2047 •		13,273	11,400
4.914% due 01/25/2047 •		5,618	4,909
DOLP Trust 3.704% due 05/10/2041 ~		46,540	38,523
DROP Mortgage Trust
6.126% due 10/15/2043 •		5,500	5,198
6.676% due 10/15/2043 •		7,200	6,570
Ellington Financial Mortgage Trust
2.296% due 06/25/2066 ~		2,200	1,548
5.522% due 01/26/2060 þ		1,470	1,480
5.655% due 02/25/2060 þ		5,033	5,075
Eurosail-U.K. PLC 5.128% due 09/13/2045 •	GBP	670	896
Extended Stay America Trust
5.806% due 07/15/2038 •		$30,020	30,051
6.126% due 07/15/2038 •		30,192	30,237

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

6.676% due 07/15/2038 •		34,138	34,217
7.276% due 07/15/2038 •		5,232	5,252
First Horizon Alternative Mortgage Securities Trust 4.262% due 07/25/2036 ~		74	65
First Horizon Mortgage Pass-Through Trust
6.369% due 11/25/2035 ~		8	7
6.431% due 08/25/2035 ~		69	49
GCAT Trust
2.565% due 05/25/2066		9,952	7,344
4.250% due 05/25/2067 ~		3,772	3,588
6.007% due 01/25/2059 þ		3,037	3,050
6.085% due 06/25/2059 þ		4,292	4,330
6.500% due 01/25/2054 ~		6,521	6,652
Global Mortgage Securitization Ltd. 4.704% due 04/25/2032 •		397	387
GMACM Mortgage Loan Trust 7.500% due 05/25/2035 ~		7	7
GreenPoint Mortgage Funding Trust 4.894% due 02/25/2037 •		7,043	6,653
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	5,281	6,050
GS Mortgage Securities Corp. Resecuritization Trust 4.024% due 06/26/2037 ~		$3,290	2,980
GS Mortgage Securities Corp. Trust
5.809% due 07/15/2031 •		11,605	3,665
6.059% due 07/15/2031 •		3,293	693
6.230% due 12/15/2036 •		3,801	3,751
GS Mortgage Securities Trust
0.533% due 08/10/2043 ~(a)		7,226	0
3.932% due 10/10/2035 ~		11,300	11,242
GS Mortgage-Backed Securities Corp. Trust
0.250% due 05/25/2051 ~(a)		15,780	212
2.000% due 12/25/2060 ~		2,770	2,400
2.300% due 07/25/2061 ~		17,128	13,816
3.207% due 07/25/2061 ~		5,664	4,464
4.211% due 07/25/2061 ~		2,039	1,664
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(e)		56	55
0.000% due 07/25/2064 (b)(e)		188	185
0.000% due 08/25/2071 ~		890	734
0.500% due 01/25/2053 ~(a)		34,405	1,142
3.297% due 08/25/2071 ~		95,033	89,859
3.332% due 01/25/2064 ~		100,962	84,801
3.573% due 07/25/2064 ~		106,485	91,823
3.625% due 01/25/2059 ~		18,306	17,825
3.750% due 10/25/2057		1,086	1,061
3.900% due 09/25/2061		6,974	6,785
3.995% due 07/25/2064 ~		105,986	95,705
4.100% due 07/25/2065		10,900	10,493
5.656% due 11/25/2054 •		4,925	4,947
5.755% due 04/25/2065 ~		100,390	104,313
GSMPS Mortgage Loan Trust
4.139% due 03/25/2035 ~		2,307	2,243
4.213% due 01/25/2036 ~		1,934	1,738
4.784% due 01/25/2036 •		428	347
4.834% due 04/25/2036 •		4,126	3,562
GSR Mortgage Loan Trust 6.250% due 08/25/2036		670	186
HarborView Mortgage Loan Trust
4.812% due 01/19/2038 •		10,849	9,527
4.842% due 12/19/2036 •		3,771	2,960
4.852% due 11/19/2036 •		1,724	1,579
5.052% due 08/19/2045 •		17	17
5.997% due 04/19/2034 ~		58	54
6.299% due 09/19/2035 •		2,166	1,554
6.399% due 10/19/2035 •		16,925	7,995
Hilton USA Trust 2.828% due 11/05/2035		1,000	850
Homestar Mortgage Acceptance Corp. 5.229% due 03/25/2034 •		969	983
HSI Asset Loan Obligation Trust
2.196% due 12/25/2036 •(a)		726	71
4.804% due 12/25/2036 •		742	143
Hundred Acre Wood Trust 5.000% due 12/25/2051 •		6,581	6,145
Impac Secured Assets Trust
4.994% due 08/25/2036 •		1,200	1,051
5.134% due 05/25/2036 •		7	7
IMS Ecuadorian Mortgage Trust 3.400% due 08/18/2043		1,172	1,147
IndyMac IMSC Mortgage Loan Trust 3.886% due 06/25/2037 ~		9,904	6,031
IndyMac INDX Mortgage Loan Trust
3.737% due 09/25/2036 ~		115	90
4.124% due 09/25/2036 ~		1,856	1,571
4.546% due 08/25/2035 ~		30	28

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.794% due 02/25/2037 •	1,748	1,605
4.834% due 10/25/2036 •	5	5
5.214% due 12/25/2034 •	189	146
Jefferies Resecuritization Trust 9.293% due 06/25/2047 ~	438	369
JP Morgan Alternative Loan Trust
4.754% due 11/25/2036 •	2,463	2,103
4.994% due 04/25/2047 •	703	676
6.000% due 12/27/2036	2,520	1,238
JP Morgan Chase Commercial Mortgage Securities Trust
2.949% due 09/06/2038 ~	10,000	9,753
5.436% due 06/15/2038 •	1,520	1,495
5.909% due 02/15/2035 •	1,021	983
6.176% due 03/15/2036 •	1,900	1,383
6.726% due 03/15/2036 •	29,900	18,635
7.526% due 03/15/2036 •	4,000	1,809
JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	92,134	100,392
0.150% due 03/25/2052 ~(a)	28,200	254
0.188% due 11/25/2051 ~(a)	41,875	480
0.450% due 07/25/2052 ~(a)	62,665	1,577
0.484% due 02/25/2052 ~(a)	45,420	1,271
0.500% due 12/25/2051 ~(a)	63,464	1,865
0.500% due 04/25/2052 ~(a)	9,096	170
0.500% due 05/25/2052 ~(a)	73,434	2,183
0.500% due 06/25/2052 ~(a)	37,027	1,101
2.500% due 12/25/2051 ~(a)	9,450	1,248
2.500% due 04/25/2052 ~(a)	7,349	979
3.500% due 09/25/2052 ~	10,448	9,232
4.481% due 01/25/2037 ~	1,497	1,170
4.484% due 06/25/2036 ~	2,688	1,838
4.625% due 07/25/2063 ~	3,965	3,863
5.000% due 12/25/2051 ~	2,561	2,511
5.000% due 05/25/2052 •	20,302	18,968
5.250% due 11/25/2063 ~	1,180	1,180
5.555% due 11/25/2054 •	45,883	45,919
5.555% due 12/25/2054 •	65,598	65,649
5.555% due 03/25/2055 •	14,089	14,099
5.655% due 02/25/2055 •	10,620	10,672
5.710% due 11/25/2035 ~	2,015	1,655
5.843% due 04/25/2035 ~	8	8
6.739% due 07/25/2035 ~	5	5
6.813% due 07/25/2035 ~	1	1
7.000% due 08/25/2037	964	481
9.000% due 07/01/2055 «	118,686	128,725
JP Morgan Resecuritization Trust
6.000% due 08/26/2036 ~	1,868	1,762
6.000% due 09/26/2036 ~	2,972	2,277
JP Morgan Seasoned Mortgage Trust
3.700% due 01/25/2063 ~	12,100	11,348
4.446% due 01/25/2063 ~	2,860	2,744
JPMDB Commercial Mortgage Securities Trust 7.500% due 07/01/2055 «(c)	116,900	119,754
KREST Commercial Mortgage Securities Trust 3.024% due 11/05/2044 ~	17,515	11,460
La Hipotecaria El Salvadorian Mortgage Trust
3.358% due 01/15/2046 «	4,090	3,769
4.250% due 09/29/2046 «	22,619	20,722
La Hipotecaria Panamanian Mortgage Trust 3.508% due 11/24/2042 «•	7,560	7,219
Legacy Mortgage Asset Trust
4.650% due 11/25/2060	4,722	4,725
5.250% due 07/25/2067	9,627	9,616
5.750% due 07/25/2061	6,575	6,559
5.892% due 10/25/2066	4,594	4,597
Lehman Mortgage Trust
2.116% due 11/25/2036 •(a)	16,522	1,879
4.754% due 08/25/2036 •	72	48
4.884% due 11/25/2036 •	25,602	6,065
5.750% due 02/25/2037	3,632	2,392
Lehman XS Trust
4.674% due 08/25/2036 •	78	83
4.794% due 12/25/2036 •	5,470	5,311
5.334% due 08/25/2047 •	1,646	1,473
Luminent Mortgage Trust 4.894% due 05/25/2037 •	21	18
LUX 7.002% due 08/15/2040 •	8,300	8,369
MASTR Asset Securitization Trust 6.250% due 01/25/2038	432	225
MASTR Reperforming Loan Trust
6.000% due 08/25/2034	744	459
7.000% due 07/25/2035	1,983	1,276
Merrill Lynch Alternative Note Asset Trust 3.687% due 10/25/2047 ~	4,568	1,248

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Merrill Lynch Mortgage Investors Trust 5.883% due 02/25/2036 ~		264	174
MF1 Ltd. 5.382% due 12/15/2034 •		5,270	5,257
MFA Trust
2.306% due 04/25/2065 ~		8,966	7,525
2.500% due 10/25/2051 ~(a)		27,930	4,394
2.855% due 07/25/2060 ~		1,372	1,137
4.250% due 02/25/2066 ~		903	866
6.105% due 12/25/2068 þ		3,626	3,647
6.775% due 10/25/2058 þ		4,351	4,400
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,368	1,333
2.750% due 08/25/2059 ~		3,545	3,432
3.000% due 08/25/2059 ~		5,000	4,624
3.500% due 04/25/2066 ~		7,859	7,715
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		10,000	8,739
5.426% due 05/15/2036 •		2,671	1,683
5.444% due 11/14/2042 ~		24	23
5.859% due 11/15/2034 •		2,500	2,430
6.009% due 11/15/2034 •		4,000	3,863
6.225% due 12/15/2038 •		8,896	8,190
6.804% due 12/15/2038 •		24,544	22,187
7.503% due 12/15/2038 •		8,200	6,980
Morgan Stanley Mortgage Loan Trust
4.545% due 09/25/2035 ~		39	25
5.334% due 02/25/2036 •		100	95
5.456% due 12/25/2035 ~		1,789	1,677
5.500% due 10/25/2037		274	268
6.201% due 02/25/2047		1,992	688
Morgan Stanley Re-REMIC Trust 3.849% due 02/26/2037 •		8,410	7,803
Morgan Stanley Residential Mortgage Loan Trust
4.000% due 06/25/2064		3,828	3,707
5.044% due 07/25/2069 ~		11,396	11,345
Mortgage Equity Conversion Asset Trust
4.460% due 02/25/2042 •		786	776
4.490% due 01/25/2042 •		4,596	4,478
10.000% due 05/25/2042 •		3,160	2,642
MortgageIT Securities Corp. Mortgage Loan Trust 4.894% due 06/25/2047 •		1,819	1,594
MortgageIT Trust 5.214% due 11/25/2034 •		83	80
New Residential Mortgage Loan Trust
2.000% due 09/25/2051 ~(a)		10,213	1,075
2.201% due 10/25/2058 ~		10,000	9,134
2.750% due 07/25/2059 ~		20,103	19,314
2.750% due 11/25/2059 ~		133	128
3.000% due 07/25/2059 ~		1,837	1,683
3.008% due 10/25/2058 ~		5,500	5,077
3.500% due 12/25/2058 ~		589	552
3.500% due 10/25/2059 ~		1,725	1,620
3.963% due 10/25/2058 ~		2,500	2,264
5.000% due 09/25/2051 •		13,303	12,468
New York Mortgage Trust 5.094% due 08/25/2035 •		1,017	916
New York Mortgage Trust Loan Trust
3.215% due 07/25/2061		800	694
3.750% due 02/25/2068 ~		1,741	1,613
5.379% due 06/25/2069 ~		4,789	4,788
NLT Trust 3.200% due 10/25/2062 ~		3,112	2,842
OBX Trust
3.000% due 01/25/2052 ~		4,602	3,916
3.646% due 03/25/2053 ~		9,855	9,715
3.677% due 04/25/2053 ~		14,868	14,852
5.110% due 08/25/2062 þ		5,441	5,417
6.030% due 01/25/2064 þ		7,317	7,386
6.100% due 09/25/2062 þ		2,737	2,732
6.233% due 05/25/2064 þ		5,418	5,481
6.465% due 10/25/2063 þ		7,110	7,173
6.520% due 07/25/2063 þ		10,837	10,930
6.567% due 06/25/2063 þ		5,502	5,546
6.844% due 04/25/2063 þ		3,330	3,375
7.045% due 09/25/2063 þ		5,749	5,836
7.159% due 10/25/2063 þ		9,627	9,794
Oceanview Mortgage Trust 5.261% due 05/25/2055 •		20,400	20,451
One Bryant Park Trust 2.516% due 09/15/2054		40,000	36,457
OPEN Trust 7.401% due 11/15/2040 •		5,919	5,935
Preferred Residential Securities PLC 5.358% due 12/15/2043 •	GBP	4,656	6,231

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

PRET LLC 5.963% due 11/25/2054 þ		$6,428	6,435
PRET Trust
3.900% due 10/25/2063 ~		3,693	3,564
4.000% due 08/25/2064 þ		4,382	4,243
4.000% due 07/25/2069 þ		1,909	1,849
4.075% due 06/25/2064 ~		3,576	3,415
4.150% due 04/25/2065 þ		5,856	5,645
PRKCM Trust
6.333% due 03/25/2059 þ		4,279	4,318
6.431% due 05/25/2059 þ		747	756
6.584% due 09/25/2058 þ		6,434	6,498
7.225% due 11/25/2058 þ		4,048	4,111
PRPM LLC
3.750% due 03/25/2054 þ		1,721	1,676
3.750% due 04/25/2055 þ		1,963	1,899
4.000% due 11/25/2053 þ		884	868
4.000% due 01/25/2054 þ		812	796
4.000% due 05/25/2054 þ		761	747
4.000% due 07/25/2054 þ		778	762
4.000% due 08/25/2054 þ		800	784
4.000% due 10/25/2054 þ		2,158	2,107
4.000% due 11/25/2054 þ		5,325	5,173
4.200% due 12/25/2064 þ		2,166	2,120
4.500% due 02/25/2055 þ		1,880	1,855
5.228% due 08/25/2069 þ		3,920	3,914
5.250% due 07/25/2055 ~		3,200	3,198
5.870% due 11/25/2029 þ		4,367	4,369
5.897% due 12/25/2029 þ		6,934	6,894
6.179% due 06/25/2030 þ		5,300	5,347
6.255% due 05/25/2030 þ		2,084	2,098
6.414% due 08/25/2029 þ		1,047	1,051
6.469% due 05/25/2030 þ		3,112	3,111
PRPM Trust
5.674% due 12/26/2069 þ		5,364	5,375
5.802% due 11/25/2069 þ		11,458	11,560
6.221% due 11/25/2068 þ		8,383	8,438
6.250% due 08/25/2068 þ		6,146	6,180
6.265% due 12/25/2068 þ		1,900	1,917
6.327% due 06/25/2069 þ		4,369	4,450
RBSGC Mortgage Loan Trust 4.734% due 01/25/2037 •		20,232	3,545
RBSSP Resecuritization Trust
4.743% due 12/25/2035 ~		1,933	1,836
6.000% due 06/26/2037 ~		92	82
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		9,071	9,052
5.472% due 06/25/2055 «þ		20,200	20,299
5.553% due 03/25/2055 þ		9,499	9,563
5.582% due 12/25/2044 þ		11,334	11,391
5.653% due 01/25/2045 þ		8,947	9,007
5.846% due 08/25/2044 þ		11,879	11,946
Real Estate Asset Liquidity Trust 3.650% due 08/12/2053	CAD	4,609	3,376
Residential Accredit Loans, Inc. Trust
2.166% due 06/25/2037 •(a)		$2,192	258
4.734% due 08/25/2035 •		101	71
4.784% due 08/25/2035 •		480	386
4.814% due 05/25/2037 •		2,801	2,605
4.834% due 06/25/2037 •		2,192	1,598
4.834% due 10/25/2046 •		532	512
4.984% due 01/25/2037 •		2,922	2,168
5.234% due 10/25/2045 •		85	61
5.397% due 10/25/2037 ~		4,815	3,874
5.759% due 09/25/2045 •		1,369	1,165
5.813% due 12/25/2035 ~		3,748	1,453
6.500% due 02/25/2037		2,548	2,147
6.848% due 05/25/2035 ~		51	27
8.000% due 04/25/2036 •		116	98
Residential Asset Securitization Trust 6.250% due 08/25/2036		451	294
Residential Funding Mortgage Securities, Inc. Trust 6.277% due 04/25/2037 ~		115	100
RiverView HECM Trust 4.704% due 05/25/2047 •		886	779
Saluda Grade Alternative Mortgage Trust 5.582% due 08/25/2059		8,695	8,759
Santander Mortgage Asset Receivable Trust 5.545% due 01/25/2065		2,851	2,861
Seasoned Credit Risk Transfer Trust 5.000% due 11/25/2064 ~		385	323
Sequoia Mortgage Trust
4.466% due 11/25/2063 ~		7,980	8,066
4.631% due 07/20/2037 ~		48	39
4.812% due 06/20/2036 •		38	36

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

SFO Commercial Mortgage Trust
5.926% due 05/15/2038 •		8,750	8,696
6.226% due 05/15/2038 •		15,140	14,940
6.826% due 05/15/2038 •		5,500	5,402
SMRT Commercial Mortgage Trust 5.312% due 01/15/2039 •		30,128	30,029
Starwood Mortgage Residential Trust
2.175% due 05/25/2065 ~		6,564	5,869
3.386% due 11/25/2066 ~		9,324	6,871
Starwood Mortgage Trust
6.276% due 04/15/2034 •		5,000	4,931
6.826% due 04/15/2034 •		9,200	9,063
Structured Adjustable Rate Mortgage Loan Trust
4.728% due 08/25/2035 ~		197	172
4.734% due 02/25/2037 •		2,015	1,988
4.749% due 05/25/2035 ~		874	724
4.794% due 10/25/2035 •		3,575	3,408
5.409% due 08/25/2035 •		4,689	4,179
6.734% due 12/25/2037 •		1,870	1,572
Structured Asset Mortgage Investments Trust
4.794% due 07/25/2046 •		38	33
4.814% due 07/25/2046 •		2,480	2,012
4.874% due 05/25/2036 •		296	242
Structured Asset Securities Corp.
0.000% due 11/25/2035 ~(a)		4,410	104
4.684% due 07/25/2035 •		492	460
4.694% due 11/25/2035 •		4,410	3,948
4.767% due 01/25/2036 ~		1,172	1,055
Structured Asset Securities Corp. Mortgage Loan Trust 4.724% due 10/25/2036 •		771	645
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.662% due 09/25/2033 ~		25	24
Thornburg Mortgage Securities Trust 6.049% due 03/25/2037 •		2,742	1,933
Towd Point Mortgage Trust
3.000% due 06/25/2058 ~		2,059	1,953
3.250% due 07/25/2056 ~		619	612
3.750% due 10/25/2056 ~		6,020	5,800
3.750% due 05/25/2058 ~		12,821	12,588
4.435% due 10/27/2064 ~		22,550	22,671
4.518% due 10/25/2064 ~		44,473	44,442
5.107% due 07/25/2065 ~		14,355	14,647
5.434% due 05/25/2058 •		1,888	1,934
5.434% due 10/25/2059 •		2,793	2,816
5.725% due 11/25/2064		8,836	8,886
UWM Mortgage Trust
0.500% due 12/25/2051 ~(a)		20,697	651
2.500% due 11/25/2051 ~(a)		6,078	809
5.000% due 09/25/2051 •		7,331	6,820
5.000% due 12/25/2051 •		13,559	12,666
Valley Funding PLC
0.000% due 05/16/2066 (e)	GBP	8,449	8,606
5.237% due 05/16/2066 •		51,849	71,259
5.737% due 05/16/2066 •		4,995	6,873
6.237% due 05/16/2066 •		5,212	7,158
7.237% due 05/16/2066 •		2,693	3,701
8.237% due 05/16/2066 •		1,737	2,388
9.737% due 05/16/2066 •		956	1,318
VASA Trust
5.676% due 07/15/2039 •		$14,850	14,166
6.176% due 07/15/2039 •		16,314	14,845
6.526% due 07/15/2039 •		11,635	10,326
Verus Securitization Trust
4.260% due 02/25/2067		4,691	4,488
4.474% due 04/25/2067 þ		4,626	4,634
4.766% due 04/25/2067 ~		3,550	3,298
5.041% due 08/25/2067		1,000	996
5.218% due 09/25/2069 ~		8,339	8,341
5.799% due 07/25/2069		9,495	9,558
5.999% due 02/25/2068		2,932	2,933
6.192% due 06/25/2069 þ		7,722	7,803
6.193% due 03/25/2068 þ		4,666	4,677
6.218% due 06/25/2069 þ		6,643	6,719
6.259% due 12/25/2068 þ		3,438	3,471
6.338% due 04/25/2069		5,837	5,906
6.443% due 08/25/2068		3,917	3,947
6.665% due 09/25/2068 þ		12,427	12,579
6.876% due 11/25/2068 ~		3,041	3,087
7.070% due 10/25/2068 þ		9,843	9,989
Visio Trust 6.598% due 10/25/2058 þ		3,535	3,566
WaMu Commercial Mortgage Securities Trust
6.115% due 11/23/2043 ~		134	134
6.949% due 12/27/2049 ~		6,957	6,966
WaMu Mortgage Pass-Through Certificates Trust
3.775% due 01/25/2037 ~		3,192	2,780

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.059% due 07/25/2037 ~		50	45
4.091% due 03/25/2037 ~		3,164	2,808
4.142% due 12/25/2036 ~		622	552
4.652% due 12/25/2035 ~		132	121
4.967% due 07/25/2037 ~		28	26
5.169% due 04/25/2047 •		502	433
5.174% due 11/25/2034 •		372	358
5.209% due 07/25/2047 •		398	334
5.214% due 10/25/2044 •		1,417	1,382
5.323% due 01/25/2035 ~		2,307	2,198
5.649% due 01/25/2047 •		3,805	3,503
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (e)	GBP	0	2,180
5.189% due 12/21/2049 •		5,823	8,021
5.889% due 12/21/2049 •		2,387	3,298
6.389% due 12/21/2049 •		1,193	1,636
6.889% due 12/21/2049 •		682	931
7.389% due 12/21/2049 •		682	923
Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036		$4,968	1,314
4.934% due 02/25/2036 •		175	145
5.099% due 01/25/2047 •		1,203	1,014
5.750% due 11/25/2035		545	524
6.500% due 03/25/2036		5,998	4,557
Wells Fargo Alternative Loan Trust 4.974% due 03/25/2037 •		263	212
Wells Fargo Mortgage-Backed Securities Trust
4.934% due 06/25/2037 •		28	25
6.678% due 11/25/2037 ~		2,283	2,107
WSTN Trust 6.518% due 07/05/2037 ~		15,600	15,836

Total Non-Agency Mortgage-Backed Securities (Cost $3,994,401)			3,818,952

ASSET-BACKED SECURITIES 29.6%
AUTOMOBILE ABS OTHER 1.5%
Ally Bank Auto Credit-Linked Notes Trust
5.117% due 09/15/2032		1,414	1,424
5.215% due 09/15/2032		818	821
5.410% due 09/15/2032		3,906	3,904
6.315% due 05/17/2032		308	311
6.678% due 09/15/2032		2,083	2,096
8.036% due 09/15/2032		893	903
11.395% due 09/15/2032		3,869	3,858
Carmax Select Receivables Trust
4.984% due 05/15/2028 •		8,800	8,806
5.034% due 09/15/2027 •		828	829
Carvana Auto Receivables Trust
4.670% due 12/10/2030		19,760	19,792
4.900% due 12/10/2030		8,558	8,589
CPS Auto Receivables Trust
4.650% due 03/15/2029		6,500	6,500
4.760% due 01/15/2031		8,700	8,696
Drive Auto Receivables Trust
4.520% due 07/16/2029		20,000	20,002
4.670% due 05/17/2032		20,000	20,039
Exeter Automobile Receivables Trust
4.480% due 04/16/2029		10,000	9,993
4.640% due 01/15/2030		10,000	10,016
6.310% due 10/15/2027		135	135
First Help Financial Trust 5.390% due 05/15/2028		8,000	8,000
GLS Auto Receivables Issuer Trust
4.890% due 04/16/2029		6,100	6,126
5.080% due 01/16/2029		3,200	3,215
5.210% due 02/18/2031		8,200	8,292
6.440% due 05/15/2029		3,690	3,781
GLS Auto Select Receivables Trust
5.640% due 08/15/2030		500	515
5.920% due 08/15/2030		500	516
Santander Drive Auto Receivables Trust 4.930% due 09/17/2029		9,500	9,571
SBNA Auto Receivables Trust
5.120% due 03/17/2031		3,500	3,501
5.140% due 04/15/2031		7,900	7,919
5.340% due 09/15/2031		7,250	7,278

			185,428

AUTOMOBILE SEQUENTIAL 2.9%
Ally Bank Auto Credit-Linked Notes Trust 4.970% due 09/15/2032		2,679	2,699
Bridgecrest Lending Auto Securitization Trust 4.720% due 09/15/2028		6,400	6,404

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Carmax Select Receivables Trust
4.760% due 05/15/2028		10,800	10,807
5.400% due 11/15/2028		1,700	1,719
5.780% due 09/15/2027		1,501	1,506
Carvana Auto Receivables Trust
4.310% due 09/10/2030		2,875	2,876
4.500% due 06/12/2028		7,799	7,792
4.530% due 01/10/2029		13,060	13,063
4.620% due 02/10/2028		4,197	4,198
4.640% due 01/10/2030		7,400	7,448
4.740% due 12/10/2030		3,700	3,745
4.840% due 12/10/2027		2,219	2,220
4.850% due 06/12/2028		2,000	2,011
5.710% due 07/10/2028		4,400	4,431
5.710% due 07/10/2029		4,270	4,390
5.820% due 08/10/2028		4,887	4,921
5.900% due 08/10/2027		2,376	2,381
5.980% due 12/10/2027		2,059	2,069
6.160% due 10/10/2028		1,307	1,321
Chase Auto Owner Trust 5.220% due 07/25/2029		13,600	13,763
CPS Auto Receivables Trust
4.910% due 06/15/2028		4,443	4,446
5.880% due 02/15/2028		4,776	4,793
Enterprise Fleet Financing LLC
4.980% due 08/21/2028		3,500	3,548
5.310% due 04/20/2027		3,236	3,250
Exeter Automobile Receivables Trust
4.780% due 06/15/2027		6,800	6,801
5.280% due 08/15/2030		4,200	4,209
FCCU Auto Receivables Trust
5.460% due 04/15/2030		1,200	1,229
5.540% due 04/16/2029		3,900	3,952
5.760% due 11/15/2027		3,332	3,343
First Help Financial Issuer Trust
4.920% due 02/15/2031		11,500	11,541
4.940% due 11/15/2030		6,279	6,300
5.690% due 02/15/2030		4,646	4,695
5.890% due 06/15/2030		3,610	3,654
6.790% due 10/15/2029		3,420	3,469
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028		3,600	3,609
4.760% due 10/15/2027		6,547	6,548
5.020% due 04/17/2028		2,000	2,005
5.350% due 08/16/2027		2,530	2,533
GLS Auto Select Receivables Trust
4.430% due 12/17/2029		7,372	7,370
5.240% due 03/15/2030		2,886	2,903
5.590% due 10/15/2029		1,444	1,462
GMF Canada Leasing Trust
4.827% due 08/20/2029	CAD	5,000	3,724
4.883% due 12/21/2026		3,276	2,437
Harley Marine Financing LLC
9.250% due 12/15/2027		$5,561	5,606
9.750% due 12/15/2027		5,603	5,639
LAD Auto Receivables Trust 5.460% due 07/16/2029		1,200	1,222
Lendbuzz Securitization Trust
4.970% due 10/15/2029		4,678	4,685
5.100% due 10/15/2030		3,100	3,111
Octane Receivables Trust 4.940% due 05/20/2030		4,757	4,772
Oscar U.S. Funding LLC
4.470% due 03/12/2029		2,200	2,200
4.630% due 12/10/2027		5,889	5,897
PenFed Auto Receivables Owner Trust 4.700% due 06/15/2029		7,200	7,230
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		7,697	7,532
5.320% due 09/25/2030		3,448	3,462
7.130% due 01/26/2032		5,349	5,369
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032		1,458	1,471
Santander Drive Auto Receivables Trust
4.620% due 11/15/2028		4,900	4,906
4.710% due 06/15/2028		37,000	37,018
4.850% due 01/16/2029		10,000	10,031
SBNA Auto Lease Trust 6.520% due 04/20/2028		3,400	3,447
SCCU Auto Receivables Trust
5.110% due 06/15/2029		10,900	10,967
5.160% due 05/15/2030		9,100	9,232
5.450% due 12/15/2027		7,992	8,011
5.700% due 10/16/2028		5,100	5,149
5.700% due 08/15/2029		2,800	2,877

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Tricolor Auto Securitization Trust 6.360% due 12/15/2027		585	587
Veros Auto Receivables Trust 6.280% due 11/15/2027		959	964

			348,970

CMBS OTHER 1.0%
Arbor Realty Commercial Real Estate Notes Ltd.
5.496% due 08/15/2034 •		1,437	1,438
5.776% due 11/15/2036 •		2,301	2,307
AREIT Trust 6.426% due 08/17/2041 •		8,913	8,945
GPMT Ltd.
6.279% due 07/16/2035 •		15,000	14,408
6.879% due 07/16/2035 •		5,000	4,678
7.329% due 07/16/2035 •		10,000	9,158
LoanCore Issuer Ltd. 5.853% due 01/17/2037 •		5,648	5,662
MF1 LLC 6.055% due 03/19/2039 •		9,500	9,541
MF1 Ltd. 6.179% due 10/16/2036 •		10,000	9,751
MF1 Multifamily Housing Mortgage Loan Trust 5.628% due 07/15/2036 •		19,005	18,959
PFP Ltd. 6.144% due 09/17/2039 •		11,017	11,056
Starwood Commercial Mortgage Trust
6.229% due 04/18/2038 •		5,000	4,998
6.529% due 04/18/2038 •		7,825	7,780
VMC Finance LLC
6.229% due 06/16/2036 •		6,899	6,829
6.679% due 06/16/2036 •		3,000	2,954

			118,464

FINANCE CONSUMER LOANS 0.0%
SLM Student Loan Trust
2.525% due 12/15/2033 •	EUR	517	576
2.708% due 07/25/2039 •		618	688

			1,264

HOME EQUITY OTHER 6.6%
ABFC Trust 5.684% due 06/25/2034 •		$5,421	5,477
Accredited Mortgage Loan Trust 4.694% due 09/25/2036 •		1,379	1,373
ACE Securities Corp. Home Equity Loan Trust
4.674% due 02/25/2037 •		3,090	1,272
4.694% due 10/25/2036 •		5,161	1,772
4.874% due 01/25/2037 •		4,709	1,025
5.034% due 02/25/2036 •		203	202
5.034% due 12/25/2036 •		3,380	1,764
5.049% due 12/25/2035 •		5,537	5,292
5.114% due 07/25/2033 •		4,771	4,593
5.409% due 11/25/2033 •		1,752	1,763
5.604% due 02/25/2035 •		7,864	7,609
Aegis Asset-Backed Securities Trust
5.134% due 03/25/2035 •		867	853
5.379% due 06/25/2035 •		15,500	12,006
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.264% due 12/25/2034 •		4,644	4,203
Ameriquest Mortgage Securities Trust 5.004% due 04/25/2036 •		12,700	11,675
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
4.500% due 06/25/2034 •		358	341
5.349% due 01/25/2035 •		1,102	1,119
5.454% due 01/25/2036 •		5,000	4,382
5.559% due 11/25/2034 •		933	902
Argent Securities Trust 4.734% due 07/25/2036 •		11,142	10,012
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.723% due 02/25/2034 •		266	277
5.194% due 02/25/2036 •		5,286	4,273
Asset-Backed Securities Corp. Home Equity Loan Trust
3.467% due 03/25/2036 •		1,541	1,424
3.929% due 12/25/2036 •		9,200	8,450
4.514% due 05/25/2037 •		296	210
5.394% due 11/25/2033 •		2,389	2,446
Bayview Financial Asset Trust 4.884% due 03/25/2037 •		3,103	3,120
Bear Stearns Asset-Backed Securities Trust
4.734% due 11/25/2036 •		1,024	1,015
4.884% due 06/25/2036 •		10,343	9,811
5.289% due 07/25/2034 •		5,621	5,592

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.514% due 12/25/2035 •	5,095	4,883
BNC Mortgage Loan Trust
4.654% due 03/25/2037 •	29,581	24,666
4.724% due 05/25/2037 •	10,000	8,458
Carrington Mortgage Loan Trust 4.654% due 10/25/2036 •	11,809	10,569
Centex Home Equity Loan Trust 5.394% due 03/25/2035 •	1,653	1,644
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	4,134	4,178
Citicorp Residential Mortgage Trust 4.502% due 06/25/2037	8,834	7,608
Citigroup Mortgage Loan Trust
4.694% due 07/25/2045 •	4,814	3,341
4.734% due 12/25/2036 •	2,755	994
4.754% due 09/25/2036 •	2,074	1,585
4.794% due 01/25/2037 •	2,231	1,632
5.034% due 10/25/2036 •	5,357	3,159
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.379% due 10/25/2034 •	937	911
Citigroup Mortgage Loan Trust, Inc. 5.109% due 10/25/2035 •	1,036	1,021
Countrywide Asset-Backed Certificates
4.874% due 07/25/2034 •	2,321	2,284
5.134% due 07/25/2034 •	5,734	5,674
5.379% due 02/25/2036 •	1,141	1,132
5.454% due 10/25/2032 •	1,960	1,905
Countrywide Asset-Backed Certificates Trust
4.199% due 02/25/2035 ~	5,174	4,446
4.406% due 01/25/2037 •	16,600	15,522
4.574% due 07/25/2037 •	25	25
4.684% due 02/25/2036 •	794	766
4.694% due 12/25/2036 •	9,355	8,581
4.714% due 06/25/2037 •	5,557	5,301
4.714% due 06/25/2047 •	17,453	15,768
4.834% due 09/25/2047 •	582	544
4.874% due 09/25/2037 •	229	239
4.874% due 09/25/2047 •	800	801
4.914% due 03/25/2037 •	9,985	9,528
4.914% due 10/25/2046 •	6,637	6,570
4.934% due 04/25/2046 •	1,629	1,604
4.954% due 09/25/2046 •	3,875	3,717
4.959% due 07/25/2036 •	4,346	4,315
4.989% due 07/25/2036 •	14,425	13,789
5.174% due 08/25/2047 •	828	809
5.334% due 10/25/2034 •	424	421
5.334% due 05/25/2036 •	638	627
5.379% due 11/25/2034 •	884	872
5.514% due 01/25/2036 •	1,911	1,908
5.934% due 02/25/2035 •	909	908
Credit-Based Asset Servicing & Securitization LLC
3.084% due 05/25/2036 •	7,767	5,247
3.646% due 12/25/2035 •	458	455
4.554% due 07/25/2037 •	88	58
Credit-Based Asset Servicing & Securitization Trust 4.554% due 11/25/2036 •	1,838	835
Ellington Loan Acquisition Trust
5.484% due 05/25/2037 •	1,701	1,670
5.534% due 05/25/2037 •	2,819	2,762
5.934% due 05/25/2037 •	5,907	5,820
EMC Mortgage Loan Trust 5.534% due 08/25/2040 •	487	491
Encore Credit Receivables Trust 5.469% due 10/25/2035 •	3,552	3,293
Equifirst Loan Securitization Trust 4.624% due 04/25/2037 •	19,473	18,056
Finance of America HECM Buyout 4.000% due 10/01/2034 ~	12,636	12,559
Fremont Home Loan Trust
4.574% due 01/25/2037 •	15,528	8,041
4.754% due 05/25/2036 •	14,626	9,347
4.754% due 08/25/2036 •	24,323	7,591
5.364% due 04/25/2035 •	4,634	4,475
GE-WMC Mortgage Securities Trust 4.734% due 08/25/2036 •	12,267	5,184
GSAA Home Equity Trust
4.894% due 04/25/2047 •	5,308	2,311
4.914% due 12/25/2036 •	6,036	2,071
5.034% due 05/25/2047 •	262	160
5.079% due 06/25/2035 •	4	4
5.154% due 06/25/2035 •	5,440	5,369
5.825% due 06/25/2036 ~	13,977	3,129
5.985% due 06/25/2036 ~	610	136
6.000% due 10/25/2037	34	30
6.032% due 05/25/2037 þ	7,486	3,229
6.309% due 02/25/2035 •	808	810

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

GSAMP Trust
4.554% due 12/25/2036 •	721	357
4.574% due 12/25/2036 •	5,097	2,720
4.734% due 08/25/2036 •	9,563	7,772
5.319% due 07/25/2045 •	4,400	4,078
Home Equity Asset Trust 5.139% due 01/25/2036 •	10,697	10,238
Home Equity Loan Trust 4.774% due 04/25/2037 •	600	530
Home Equity Mortgage Loan Asset-Backed Trust
4.674% due 04/25/2037 •	5,319	3,602
4.914% due 08/25/2036 •	8,746	8,143
HSI Asset Securitization Corp. Trust
4.584% due 12/25/2036 •	3,342	2,991
4.624% due 01/25/2037 •	2,153	1,540
4.634% due 07/25/2036 •	6,521	2,818
5.214% due 11/25/2035 •	561	521
JP Morgan Mortgage Acquisition Corp.
4.944% due 02/25/2036 •	2,246	2,226
5.364% due 12/25/2035 •	539	531
JP Morgan Mortgage Acquisition Trust
4.559% due 11/25/2036 •	4,000	4,266
4.644% due 10/25/2036 •	312	311
Long Beach Mortgage Loan Trust
4.724% due 07/25/2036 •	8,229	5,697
4.734% due 05/25/2036 •	1,490	785
4.754% due 09/25/2036 •	22,861	6,108
4.754% due 10/25/2036 •	18,308	5,692
4.874% due 06/25/2034 •	850	846
5.139% due 11/25/2035 •	7,340	6,924
5.229% due 06/25/2034 •	25	26
5.349% due 08/25/2035 •	3,000	2,719
5.709% due 02/25/2035 •	1,761	1,733
MASTR Asset-Backed Securities Trust
4.734% due 06/25/2036 •	9,102	3,140
4.754% due 10/25/2036 •	1,969	962
4.794% due 02/25/2036 •	4,648	1,695
4.894% due 01/25/2037 •	10,008	2,831
4.914% due 10/25/2036 •	7,026	6,290
5.184% due 10/25/2035 •	4,005	3,827
5.214% due 02/25/2034 •	755	772
5.484% due 05/25/2035 •	3,080	3,052
Merrill Lynch Mortgage Investors Trust
4.654% due 08/25/2037 •	2,465	1,208
4.714% due 04/25/2047 •	10,204	4,051
4.724% due 08/25/2037 •	8,013	7,326
4.734% due 08/25/2037 •	22,719	11,131
4.814% due 04/25/2047 •	4,346	1,725
Morgan Stanley ABS Capital, Inc. Trust
3.829% due 01/25/2035 •	7,030	6,435
4.494% due 05/25/2037 •	3,430	2,638
4.534% due 10/25/2036 •	6,272	2,737
4.644% due 01/25/2037 •	3,635	1,674
4.894% due 09/25/2036 •	4,850	2,092
5.319% due 11/25/2034 •	1,649	1,575
5.364% due 07/25/2034 •	79	84
5.409% due 02/25/2035 •	6,058	4,946
5.484% due 04/25/2035 •	136	128
8.234% due 02/25/2047 •	3,728	3,085
Morgan Stanley IXIS Real Estate Capital Trust
4.574% due 11/25/2036 •	9,131	2,938
4.734% due 07/25/2036 •	15,759	6,187
4.734% due 11/25/2036 •	14,028	4,514
Morgan Stanley Mortgage Loan Trust 6.226% due 10/25/2036	2,213	603
New Century Home Equity Loan Trust 5.379% due 06/25/2035 •	2,838	2,982
NovaStar Mortgage Funding Trust 6.534% due 12/25/2034 •	120	106
Option One Mortgage Loan Trust
4.564% due 07/25/2037 •	2,019	1,301
4.614% due 04/25/2037 •	153	87
5.169% due 05/25/2035 •	1,800	1,743
Option One Mortgage Loan Trust Asset-Backed Certificates 5.124% due 11/25/2035 •	5,480	5,288
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.559% due 10/25/2034 •	10,313	10,295
6.309% due 09/25/2034 •	150	147
6.534% due 09/25/2034 •	9,202	7,924
People's Choice Home Loan Securities Trust 5.319% due 06/25/2034 •	2,214	2,092
Popular ABS Mortgage Pass-Through Trust 4.929% due 07/25/2036 •	4,027	3,848
RAAC Trust 5.134% due 03/25/2034 •	32	32

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

RCKT Mortgage Trust
5.344% due 09/25/2044 þ	5,665	5,669
6.025% due 02/25/2044 ~	2,589	2,606
6.141% due 04/25/2044 ~	13,658	13,765
6.147% due 06/25/2044 þ	13,959	14,092
Renaissance Home Equity Loan Trust
5.473% due 01/25/2037 þ	9,077	2,865
5.608% due 05/25/2036 þ	6,712	2,913
5.746% due 05/25/2036 þ	2,134	949
5.951% due 05/25/2035	5,572	5,578
6.011% due 05/25/2036 þ	3,091	1,436
6.166% due 05/25/2036 þ	3,374	1,608
Residential Asset Mortgage Products Trust
5.114% due 12/25/2035 •	6,141	5,493
5.124% due 10/25/2035 •	6	6
Residential Asset Securities Corp. Trust
4.894% due 06/25/2036 •	6,543	6,441
5.379% due 04/25/2035 •	632	631
5.439% due 05/25/2035 •	3,032	3,026
5.469% due 08/25/2035 •	11,600	11,337
Saxon Asset Securities Trust
1.788% due 11/25/2035 •	688	681
4.744% due 09/25/2037 •	906	873
4.869% due 09/25/2036 •	2,256	2,146
Securitized Asset-Backed Receivables LLC Trust
4.614% due 07/25/2036 •	3,004	987
5.049% due 01/25/2035 •	7,612	7,290
Soundview Home Loan Trust
4.604% due 07/25/2037 •	220	194
4.654% due 01/25/2037 •	2,222	1,613
4.934% due 06/25/2036 •	3,352	3,317
4.994% due 05/25/2036 •	8,149	7,954
5.424% due 06/25/2035 •	3,116	2,996
Structured Asset Investment Loan Trust
4.779% due 07/25/2036 •	5,794	3,326
5.034% due 04/25/2036 •	32,870	15,715
5.199% due 08/25/2035 •	2,368	2,316
5.234% due 04/25/2034 •	2,527	2,501
Structured Asset Securities Corp. Mortgage Loan Trust
4.704% due 02/25/2037 •	9,326	8,969
4.754% due 12/25/2036 •	16,596	15,866
4.854% due 02/25/2037 •	3,672	3,615
5.439% due 11/25/2035 •	284	283
Terwin Mortgage Trust 4.934% due 05/25/2038 •	4,537	2,357
Towd Point Mortgage Trust
5.348% due 07/25/2065 þ	7,600	7,600
6.290% due 05/25/2064 ~	12,043	12,165
Wells Fargo Home Equity Asset-Backed Securities Trust 6.534% due 11/25/2035 •	12,824	12,652

		800,587

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 4.914% due 04/25/2037 •	1,402	368

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Cascade MH Asset Trust 5.695% due 11/25/2056 ~	1,413	1,445
Conseco Finance Securitizations Corp. 8.310% due 05/01/2032 ~	19,650	2,793

		4,238

WHOLE LOAN COLLATERAL 1.4%
Bear Stearns Asset-Backed Securities Trust
5.634% due 06/25/2036 •	1,670	1,754
6.000% due 03/25/2036	3,470	1,353
6.500% due 09/25/2046	16,214	3,406
6.734% due 09/25/2033 •	88	54
Countrywide Asset-Backed Certificates Trust 4.914% due 04/25/2036 •	165	146
First Franklin Mortgage Loan Trust
4.594% due 11/25/2036 •	408	411
4.654% due 12/25/2037 •	931	897
4.754% due 04/25/2036 •	1,975	1,934
5.004% due 02/25/2036 •	5,500	5,213
5.184% due 12/25/2035 •	7,185	7,008
5.244% due 10/25/2035 •	5,410	6,210
5.379% due 06/25/2034 •	2,448	2,401
6.084% due 01/25/2035 •	5,671	5,547
IndyMac INDB Mortgage Loan Trust 4.574% due 07/25/2036 •	10,455	3,287

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Lehman XS Trust
4.674% due 02/25/2037 •		3,417	3,310
4.754% due 02/25/2037 •		1,269	1,229
PRET LLC
4.744% due 07/25/2051 þ		6,171	6,141
5.487% due 10/25/2051 ~		2,569	2,569
5.851% due 12/25/2054 þ		10,681	10,701
5.925% due 10/25/2054 þ		15,153	15,124
5.926% due 10/25/2054 þ		6,961	6,955
5.963% due 09/25/2054 þ		6,672	6,685
6.244% due 05/25/2055 þ		11,806	11,860
6.368% due 04/25/2055 þ		14,248	14,332
6.996% due 07/25/2054 þ		7,937	7,956
RAAC Trust
5.034% due 06/25/2044 •		18	16
5.934% due 09/25/2047 •		3,943	3,915
Residential Asset Mortgage Products Trust
5.484% due 07/25/2035 •		2,500	2,252
5.684% due 10/25/2034 •		9,284	8,658
Securitized Asset-Backed Receivables LLC Trust
4.554% due 09/25/2036 •		2,300	1,621
4.754% due 09/25/2036 •		20,095	14,163
4.914% due 09/25/2036 •		3,676	2,590
Specialty Underwriting & Residential Finance Trust
4.734% due 09/25/2037 •		859	590
5.134% due 03/25/2037 •		259	132
VCAT LLC
5.877% due 01/25/2055 þ		3,812	3,822
5.977% due 01/25/2055 þ		5,629	5,644

			169,886

OTHER ABS 16.2%
37 Capital CLO Ltd.
5.346% due 04/15/2035 •		2,100	2,093
5.536% due 10/15/2034 •		9,400	9,409
522 Funding CLO Ltd. 5.479% due 10/23/2034 •		4,600	4,602
Accunia European CLO DAC 3.229% due 07/15/2030 •	EUR	385	455
ACHV ABS Trust
4.760% due 04/26/2032		$1,628	1,628
5.010% due 12/26/2031		582	584
5.040% due 04/26/2032		2,253	2,249
5.070% due 10/27/2031		1,918	1,926
Affirm Asset Securitization Trust 5.220% due 12/17/2029		4,803	4,805
Affirm Master Trust 4.990% due 02/15/2033		25,800	26,012
AIMCO CLO 5.530% due 10/17/2034 •		13,100	13,120
Allegro CLO Ltd. 5.519% due 01/19/2033 •		1,000	1,001
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		5,500	5,502
AMSR Trust 1.953% due 06/17/2038		4,000	3,733
Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •		19,500	19,505
5.969% due 04/20/2037 •		34,000	34,075
Anchorage Credit Funding Ltd.
2.871% due 01/28/2039		5,300	5,028
2.875% due 07/27/2039		1,000	940
3.000% due 01/21/2040		1,000	932
3.177% due 10/25/2038		1,000	959
3.400% due 04/25/2038		25,300	24,651
3.619% due 04/25/2038		7,100	6,986
3.793% due 10/25/2037		7,282	7,141
3.900% due 07/28/2037		17,252	16,936
3.928% due 04/25/2038		16,700	16,404
4.169% due 04/25/2038		1,000	963
4.300% due 07/25/2036		9,110	9,033
4.430% due 07/25/2037		5,642	5,587
4.620% due 04/25/2037		1,771	1,759
Apidos CLO 5.520% due 04/17/2034 •		2,400	2,399
Aqua Finance Issuer Trust
1.000% due 12/19/2050 (c)		9,816	16,125
5.250% due 12/19/2050 «(c)		28,200	28,219
6.770% due 12/19/2050 «(c)		5,700	5,704
Arbour CLO DAC 3.293% due 11/15/2037 •	EUR	2,000	2,356
Ares CLO Ltd. 5.433% due 10/28/2034 •		$19,100	19,122
Ascent Education Funding Trust 6.140% due 10/25/2050		2,672	2,730

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Atlantic Avenue Ltd. 5.529% due 01/20/2035 •		21,900	21,893
Atlas Senior Loan Fund Ltd.
5.329% due 10/20/2034 •		1,000	1,000
5.717% due 10/24/2031 •		5,615	5,623
Ayresome CDO Ltd. 7.830% due 12/08/2045 •		2,266	545
Bain Capital Credit CLO Ltd.
5.269% due 04/23/2035 •		31,000	30,907
5.335% due 07/24/2034 •		11,600	11,552
5.422% due 10/23/2034 •		1,800	1,795
5.469% due 10/20/2034 •		12,000	12,029
5.491% due 07/16/2034 •		13,200	13,191
5.509% due 07/19/2034 •		13,300	13,332
5.741% due 07/16/2034 •		1,800	1,806
5.911% due 07/16/2034 •		5,100	5,111
Bankers Healthcare Group Securitization Trust
4.820% due 04/17/2036		5,014	5,048
5.260% due 04/17/2036		6,800	6,860
Barings CLO Ltd. 5.681% due 01/18/2035 •		12,300	12,327
Black Diamond CLO DAC 3.096% due 01/20/2032 •	EUR	214	252
Blackrock European CLO DAC 2.899% due 10/15/2031 •		4,303	5,055
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		248	287
2.999% due 01/15/2031 •		2,822	3,327
BNPP AM Euro CLO DAC 2.929% due 10/15/2031 •		246	289
C-BASS CBO Ltd.
7.770% due 02/16/2041 •		$248,640	4,157
7.840% due 12/15/2034 •		15,662	1,154
Cairn CLO DAC 3.059% due 10/15/2031 •	EUR	3,642	4,284
Canyon CLO Ltd. 5.336% due 07/15/2034 •		$800	801
Carlyle Euro CLO DAC 2.979% due 01/15/2031 •	EUR	3,832	4,515
Carlyle Global Market Strategies CLO Ltd.
5.359% due 07/20/2034 •		$28,500	28,533
5.594% due 07/27/2031 •		786	787
5.638% due 05/15/2031 •		1,212	1,213
Carval CLO Ltd. 5.259% due 07/20/2032 •		18,248	18,262
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039		3,800	3,657
CIFC Funding Ltd. 5.631% due 07/18/2031 •		5,425	5,430
College Avenue Student Loans LLC
1.600% due 07/25/2051		9,463	8,627
1.760% due 06/25/2052		7,551	6,819
2.320% due 07/26/2055		4,248	3,859
4.130% due 12/26/2047		1,201	1,177
5.634% due 12/26/2047 •		875	873
6.084% due 11/26/2046 •		1,604	1,618
Cologix Canadian Issuer LP 4.940% due 01/25/2052	CAD	30,000	21,642
Commonbond Student Loan Trust 1.980% due 08/25/2050		$3,910	3,495
Consumer Loan Finance
0.000% due 11/25/2054 «(e)		1,469	789
5.150% due 11/25/2054		4,360	4,377
5.350% due 11/25/2054		6,327	6,422
5.450% due 11/25/2054		1,554	1,575
5.750% due 11/25/2054		777	789
6.600% due 11/25/2054		1,017	1,030
8.750% due 11/25/2054		584	595
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2054 «(e)		1,228	589
5.150% due 11/25/2054		2,096	2,098
5.350% due 11/25/2054		3,937	4,020
5.450% due 11/25/2054		1,088	1,103
5.750% due 11/25/2054		544	552
6.600% due 11/25/2054		685	695
8.750% due 11/25/2054		410	417
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •		9,000	9,003
Crossroads Asset Trust 4.910% due 02/20/2032		2,100	2,107
CVC Cordatus Loan Fund DAC
2.886% due 07/21/2030 •	EUR	257	303
2.929% due 10/15/2031 •		4,788	5,644
CVC Cordatus Opportunity Loan Fund-R DAC 3.683% due 08/15/2033 •		2,800	3,303

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Diameter Capital CLO Ltd. 6.086% due 01/15/2037 •		$22,600	22,703
Diameter Credit Funding Ltd.
3.940% due 01/25/2038		7,000	6,888
4.600% due 07/25/2037		899	892
Dryden Euro CLO DAC
1.650% due 04/15/2033	EUR	5,600	6,267
2.939% due 04/15/2033 •		4,904	5,775
Dryden Senior Loan Fund 5.339% due 04/20/2034 •		$1,000	1,000
Elevation CLO Ltd.
5.412% due 07/25/2034 •		18,700	18,721
5.582% due 01/25/2035 •		19,700	19,708
5.882% due 01/25/2035 •		2,200	2,205
6.132% due 01/25/2035 •		3,500	3,493
Euro-Galaxy CLO DAC
1.600% due 04/24/2034	EUR	2,800	3,118
2.811% due 04/24/2034 •		4,285	5,037
3.591% due 04/24/2034 •		2,200	2,593
Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •		$5,712	5,718
Generate CLO Ltd. 6.099% due 10/20/2036 •		31,600	32,077
Goodgreen Trust 3.930% due 10/15/2053 ~		4,309	3,994
GoodLeap Home Improvement Solutions Trust 5.320% due 06/20/2049 «		11,100	11,198
GreenSky Home Improvement Issuer Trust
5.120% due 03/25/2060		10,247	10,269
5.150% due 10/27/2059		2,555	2,583
5.220% due 03/25/2060		5,167	5,219
5.250% due 10/27/2059		1,328	1,330
5.260% due 10/27/2059		3,900	3,925
5.320% due 03/25/2060		7,100	7,236
5.550% due 10/27/2059		1,450	1,464
6.430% due 10/27/2059		650	659
GreenSky Home Improvement Trust
5.550% due 06/25/2059		1,800	1,844
5.870% due 06/25/2059		5,000	5,093
5.880% due 06/25/2059		2,746	2,760
6.360% due 06/25/2059		1,500	1,538
7.330% due 06/25/2059		5,000	5,195
Greywolf CLO Ltd.
5.502% due 04/22/2033 •		18,900	18,946
6.122% due 04/22/2033 •		7,700	7,719
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •		14,000	13,975
Harvest CLO DAC 2.916% due 10/20/2031 •	EUR	5,373	6,328
Hayfin Emerald CLO DAC 3.586% due 07/18/2038 •		2,500	2,950
Hildene TruPS Financials Note Securitization Ltd. 5.832% due 10/10/2038 •		$14,412	14,412
Home Partners of America Trust
1.901% due 12/17/2026		7,976	7,682
2.200% due 01/17/2041		2,340	2,161
ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •		10,064	10,063
5.419% due 10/20/2034 •		17,300	17,312
Indigo Credit Management DAC 4.379% due 07/15/2038 •	EUR	2,000	2,365
Jamestown CLO Ltd.
5.402% due 07/25/2034 •		$21,200	21,139
5.552% due 07/25/2035 •		20,100	20,130
Jubilee CLO DAC
1.650% due 04/15/2031	EUR	1,700	1,900
2.929% due 04/15/2031 •		4,473	5,259
KKR CLO Ltd.
5.918% due 04/15/2031 •		$11,700	11,742
6.131% due 07/18/2030 •		19,500	19,560
LCM Ltd.
5.326% due 01/15/2034 •		1,000	997
5.549% due 07/20/2034 •		6,750	6,755
LendingPoint Pass-Through Trust 5.700% due 07/15/2029		786	776
Lendmark Funding Trust
4.470% due 02/21/2034		700	698
5.530% due 06/21/2032		5,400	5,495
Lyra Music Assets Delaware LP 5.760% due 12/22/2064		27,960	28,118
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		31,900	31,937
5.316% due 04/15/2035 •		1,000	996
5.319% due 10/19/2034 •		20,000	19,973
5.514% due 07/27/2031 •		2,859	2,863
5.522% due 10/22/2034 •		2,600	2,604

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

MAPS Ltd. 4.212% due 05/15/2043		1,014	1,012
Marlette Funding Trust 7.130% due 12/15/2033		4,597	4,652
Mountain View CLO Ltd. 5.415% due 10/15/2034 •		17,100	17,085
Nassau Ltd. 5.668% due 07/15/2031 •		2,920	2,923
Navesink CLO Ltd. 5.526% due 04/15/2036 •		2,000	2,001
Navient Private Education Refi Loan Trust
1.690% due 05/15/2069		3,970	3,763
4.000% due 12/15/2059		1,844	1,826
5.476% due 12/15/2059 •		1,050	1,046
Navient Refinance Loan Trust 5.150% due 02/16/2055		5,241	5,305
Nelnet Student Loan Trust
6.502% due 02/20/2041 •		9,783	10,002
6.640% due 02/20/2041		9,137	9,464
Northwoods Capital Ltd. 5.508% due 06/15/2031 •		8,499	8,490
Ocean Trails CLO 5.956% due 10/15/2034 •		1,400	1,404
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •		26,200	26,056
OFSI BSL Ltd. 5.539% due 04/20/2034 •		13,000	13,015
OneMain Financial Issuance Trust 5.804% due 09/15/2036 •		2,600	2,646
Oportun Funding Trust 4.960% due 08/16/2032		5,219	5,211
Oportun Issuance Trust
5.010% due 02/08/2033		5,100	5,098
5.300% due 02/08/2033		1,000	999
5.860% due 02/09/2032		2,236	2,239
5.890% due 02/08/2033		500	500
Oxford Finance Funding LLC 3.602% due 02/15/2030		8,833	8,810
OZLM Ltd. 6.231% due 07/20/2032 •		9,750	9,786
Pagaya AI Debt Grantor Trust
0.000% due 04/15/2032 «~		2,230	1,451
4.708% due 02/17/2026		5,371	5,371
5.065% due 03/15/2032		2,881	2,882
5.092% due 07/15/2032		3,622	3,629
5.156% due 07/15/2032		3,400	3,410
5.162% due 04/15/2032 «		1,809	1,810
5.183% due 06/15/2032		4,406	4,423
5.329% due 10/15/2032		18,900	18,941
5.331% due 01/15/2032		2,476	2,484
5.617% due 04/15/2032 «		2,478	2,480
5.628% due 07/15/2032		17,299	17,399
5.637% due 07/15/2032		1,600	1,605
5.639% due 10/15/2032		7,000	7,019
5.750% due 06/15/2032		3,075	3,090
5.823% due 04/15/2032 «		1,429	1,428
5.871% due 07/15/2032		1,500	1,506
6.261% due 04/15/2032 «		1,499	1,499
6.278% due 10/15/2031		1,627	1,643
10.273% due 04/15/2032 «		1,849	1,796
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		1,505	1,516
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		1,942	1,958
Pagaya AI Debt Trust
5.373% due 01/17/2033		6,200	6,213
6.258% due 10/15/2031		3,938	3,965
6.319% due 08/15/2031		1,750	1,763
6.660% due 07/15/2031		307	309
8.050% due 03/15/2030 ~		1	1
8.798% due 07/15/2031		19,993	20,199
9.099% due 04/15/2031		609	611
9.524% due 12/16/2030 ~		364	366
9.538% due 06/16/2031		3,891	3,994
9.570% due 12/16/2030		3,437	3,457
Pagaya Point of Sale Holdings Grantor Trust 5.715% due 01/20/2034		5,500	5,536
Palmer Square CLO Ltd. 5.592% due 04/20/2035 •		10,770	10,789
Palmer Square European Loan Funding DAC 3.259% due 01/15/2033 •	EUR	692	815
Parallel Ltd. 5.366% due 07/15/2034 •		$19,600	19,568
Pikes Peak CLO
5.466% due 07/15/2034 •		8,300	8,306
5.489% due 10/11/2034 •		7,900	7,908

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

PK ALIFT Loan Funding LP 5.052% due 10/15/2039		6,618	6,605
Providus CLO DAC 3.439% due 10/15/2038 •	EUR	1,750	2,064
Reach ABS Trust
4.960% due 08/16/2032		$5,093	5,094
5.340% due 08/16/2032		3,400	3,417
5.880% due 07/15/2031		1,804	1,809
5.990% due 08/16/2032		800	808
6.300% due 02/18/2031		578	579
Recette CLO Ltd. 5.931% due 04/20/2034 •		2,000	1,998
Regatta Funding Ltd. 5.456% due 01/15/2033 •		10,807	10,810
Regional Management Issuance Trust
5.110% due 12/15/2033		5,400	5,433
5.830% due 07/15/2036		2,500	2,558
Romark Credit Funding Ltd.
2.625% due 10/25/2039		1,500	1,411
3.572% due 04/28/2038		11,000	10,761
5.539% due 09/15/2042		7,400	7,415
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		18,500	18,512
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040		351	350
Saranac CLO Ltd. 6.454% due 06/22/2030 •		148	148
Sculptor CLO Ltd. 5.329% due 07/20/2034 •		15,700	15,704
Silver Rock CLO Ltd. 5.309% due 01/20/2035 •		15,300	15,272
SMB Private Education Loan Trust
1.290% due 07/15/2053		2,548	2,401
2.310% due 01/15/2053		3,932	3,817
4.000% due 09/15/2042		11,376	11,221
4.500% due 10/15/2048		3,000	2,966
4.550% due 02/16/2055		22,503	22,195
4.950% due 02/16/2055		11,230	11,134
5.060% due 03/16/2054		9,856	9,972
5.090% due 10/16/2056		2,228	2,253
5.156% due 01/15/2053 •		569	565
5.380% due 07/15/2053		26,124	26,678
5.403% due 06/17/2052 •		2,603	2,588
5.403% due 07/15/2053 •		17,772	17,799
5.500% due 06/17/2052		12,928	13,251
5.654% due 10/16/2056 •		3,030	3,040
6.104% due 10/16/2056 •		1,525	1,557
6.154% due 05/16/2050 •		1,908	1,926
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(e)		4,019	5,276
4.800% due 02/27/2034		7,054	7,069
4.910% due 03/27/2034 «		37,064	37,020
5.250% due 03/27/2034 «		3,796	3,788
5.770% due 03/27/2034 «		2,944	2,934
6.260% due 03/27/2034 «		2,177	2,178
SoFi Professional Loan Program LLC 2.650% due 09/25/2040		64	64
SoFi Professional Loan Program Trust 1.030% due 08/17/2043		7,670	6,839
Sound Point CLO Ltd.
5.723% due 10/25/2034 •		10,400	10,415
6.331% due 07/20/2032 •		9,250	9,271
Start Ltd. 4.089% due 03/15/2044		2,641	2,615
Store Master Funding 4.290% due 10/20/2048		4,013	3,961
Stream Innovations Issuer Trust 6.270% due 07/15/2044		2,612	2,714
Sycamore Tree CLO Ltd. 5.949% due 01/20/2037 •		19,900	20,128
Symphony CLO Ltd. 5.449% due 04/18/2033 •		8,500	8,507
T-Mobile U.S. Trust 4.250% due 05/21/2029		7,700	7,715
Taberna Preferred Funding Ltd.
4.882% due 12/05/2036 •		27,031	24,328
4.952% due 11/05/2035 •		1,241	1,161
TCI-Symphony CLO Ltd. 6.053% due 10/13/2032 •		18,530	18,645
Tesla Sustainable Energy Trust
5.080% due 06/21/2050		2,997	3,010
5.290% due 06/20/2050		2,100	2,114
Thunderbolt Aircraft Lease Ltd. 4.147% due 09/15/2038 þ		7,265	7,230
Trinitas CLO Ltd. 5.342% due 01/25/2035 •		16,000	15,940

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Tropic CDO Ltd. 4.838% due 07/15/2036 •	8,950	8,614
Trysail CLO Ltd. 5.511% due 10/20/2033 •	5,500	5,502
U.S. Capital Funding Ltd. 4.752% due 10/10/2040 •	507	472
Upstart Pass-Through Trust
4.300% due 05/20/2030	608	604
7.900% due 10/20/2028	1,586	1,611
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030	735	731
Venture CLO Ltd.
5.409% due 10/20/2034 •	5,575	5,569
5.578% due 09/07/2030 •	4,798	4,802
5.578% due 07/15/2031 •	2,395	2,396
Vibrant CLO Ltd. 6.231% due 07/20/2032 •	12,125	12,151
Voya Ltd. 5.968% due 10/15/2030 •	4,000	4,015
Whitehorse Ltd. 5.768% due 10/15/2031 •	4,761	4,768
Wind River CLO Ltd. 5.316% due 10/15/2034 •	17,008	16,957

		1,948,271

Total Asset-Backed Securities (Cost $3,680,365)		3,577,476

	SHARES
SHORT-TERM INSTRUMENTS 0.5%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	1,042,394	1,042

	PRINCIPAL AMOUNT (000s)
SHORT-TERM NOTES 0.1%
Pagaya AI Debt Trust 4.858% due 06/15/2026	$8,100	8,103

U.S. TREASURY BILLS 0.4%
4.343% due 07/03/2025 - 10/21/2025 (d)(e)(i)(k)	43,454	43,130

Total Short-Term Instruments (Cost $52,273)		52,275

Total Investments in Securities (Cost $25,498,384)		25,052,161

	SHARES
INVESTMENTS IN AFFILIATES 3.5%
SHORT-TERM INSTRUMENTS 3.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.5%
PIMCO Short-Term Floating NAV Portfolio III	43,915,254	427,603

Total Short-Term Instruments (Cost $427,526)		427,603

Total Investments in Affiliates (Cost $427,526)		427,603

Total Investments 211.1% (Cost $25,925,910)		$25,479,764
Financial Derivative Instruments (h)(j) 1.0%(Cost or Premiums, net $391,221)		115,933
Other Assets and Liabilities, net (112.1)%		(13,526,226)

Net Assets 100.0%		$12,069,471

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«		Security valued using significant unobservable inputs (Level 3).
µ		All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only ("IO") or IO Strip.
(b)		Principal only security.
(c)		When-issued security.
(d)		Coupon represents a weighted average yield to maturity.
(e)		Zero coupon security.
(f)		Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BRC	4.470%	06/12/2025	07/14/2025	$(206,466)		$(206,953)
CIB	4.470	06/12/2025	07/14/2025	(374,470)		(375,354)
FAR	4.460	06/12/2025	07/14/2025	(268,393)		(269,025)
GSC	4.450	06/12/2025	07/14/2025	(1,039,307)		(1,041,747)
IND	4.470	06/12/2025	07/14/2025	(241,037)		(241,605)
SBI	4.460	06/26/2025	07/14/2025	(2,828,570)		(2,830,323)
	4.460	06/26/2025	07/21/2025	(657,824)		(658,231)

Total Reverse Repurchase Agreements						$(5,623,238)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions(3)

GSC	4.450%	06/23/2025	07/28/2025	$(3,989)		$(3,993)

Total Sale-Buyback Transactions						$(3,993)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (35.2)%
Ginnie Mae, TBA		2.500%	07/01/2055	$10,300	$(8,641)	$(8,752)
Ginnie Mae, TBA		3.500	07/01/2055	883,100	(783,200)	(802,975)
Ginnie Mae, TBA		6.500	07/01/2055	576,600	(589,483)	(592,077)
Uniform Mortgage-Backed Security, TBA		1.500	07/01/2040	9,500	(8,299)	(8,445)
Uniform Mortgage-Backed Security, TBA		2.000	07/01/2040	106,600	(96,784)	(97,435)
Uniform Mortgage-Backed Security, TBA		2.000	08/01/2040	32,500	(29,661)	(29,716)
Uniform Mortgage-Backed Security, TBA		2.000	07/01/2055	66,550	(52,476)	(52,698)
Uniform Mortgage-Backed Security, TBA		2.000	08/01/2055	88,000	(69,221)	(69,711)
Uniform Mortgage-Backed Security, TBA		2.500	08/01/2055	413,735	(340,301)	(343,168)
Uniform Mortgage-Backed Security, TBA		3.000	07/01/2040	26,025	(24,463)	(24,819)
Uniform Mortgage-Backed Security, TBA		3.000	07/01/2055	408,280	(347,931)	(353,347)
Uniform Mortgage-Backed Security, TBA		3.000	08/01/2055	1,108,525	(939,563)	(959,117)
Uniform Mortgage-Backed Security, TBA		3.500	08/01/2055	56,710	(50,733)	(51,048)
Uniform Mortgage-Backed Security, TBA		4.000	08/01/2055	742,300	(683,148)	(690,165)
Uniform Mortgage-Backed Security, TBA		6.000	08/01/2055	163,624	(166,104)	(166,128)

Total Short Sales (35.2)%					$(4,190,008)	$(4,249,601)

(g)		Securities with an aggregate market value of $5,872,706 have been pledged as collateral under the terms of master agreements as of June 30, 2025.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(4,395,391) at a weighted average interest rate of 4.469%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(13) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract December Futures				03/2026	2,450	$590,021	$(2,667)		$123	$0
3-Month SOFR Active Contract December Futures				03/2027	13,878	3,364,374	8,175		1,214	0
3-Month SOFR Active Contract June Futures				09/2026	2,312	559,620	373		202	0
U.S. Treasury 5-Year Note September Futures				09/2025	1,823	198,707	2,058		242	0
U.S. Treasury 10-Year Note September Futures				09/2025	11,210	1,256,921	21,209		3,503	0

							$29,148		$5,284	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

3-Month SOFR Active Contract March Futures				06/2026	11,696	$(2,824,584)	$4,230		$0	$(877)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2025	101	(12,032)	(325)		0	(136)

							$3,905		$0	$(1,013)

Total Futures Contracts							$33,053		$5,284	$(1,013)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.250%	Annual	03/19/2026	$633,000	$4,857	$774	$5,631	$0	$(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026	126,500	(93)	580	487	0	(14)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2026	567,300	(115)	902	787	148	0
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	506,100	1,917	1,974	3,891	315	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	7,400	22	(237)	(215)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	2,800	0	(17)	(17)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	5,500	0	(35)	(35)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	1,900	0	(20)	(20)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	700	(2)	(5)	(7)	0	(1)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2028	23,400	153	134	287	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.858	Annual	03/08/2029	41,300	155	(754)	(599)	0	(48)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	187,800	(6,091)	553	(5,538)	0	(214)
Receive	1-Day USD-SOFR Compounded-OIS	3.080	Annual	04/23/2029	183,400	3,998	(1,528)	2,470	0	(213)
Receive	1-Day USD-SOFR Compounded-OIS	2.790	Annual	05/07/2029	164,400	3,576	357	3,933	0	(190)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030	3,508,100	25,867	31,462	57,329	6,391	0
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030	1,500	0	2	2	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.547	Annual	10/31/2030	3,700	0	4	4	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030	3,200	0	2	2	0	(6)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030	3,200	0	(1)	(1)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	5,600	0	(5)	(5)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030	3,900	0	(7)	(7)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030	7,100	0	(14)	(14)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.602	Annual	10/31/2030	7,100	0	(15)	(15)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.606	Annual	10/31/2030	3,200	0	(7)	(7)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	3,200	0	(10)	(10)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	2,100	0	(12)	(12)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,600	0	(10)	(10)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030	2,600	0	(18)	(18)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	4,500	0	(31)	(31)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	3,400	0	(24)	(24)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030	2,100	0	(18)	(18)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	2,100	0	(18)	(18)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030	2,100	0	(19)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030	1,400	0	(13)	(13)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	2,100	0	(20)	(20)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	2,200	0	(21)	(21)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.749	Annual	10/31/2030	2,100	0	(21)	(21)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/12/2031	71,700	1,506	(2,294)	(788)	0	(144)
Receive	1-Day USD-SOFR Compounded-OIS	3.013	Annual	04/09/2031	142,000	3,053	711	3,764	0	(280)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	04/15/2031	143,500	3,003	(449)	2,554	0	(286)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	04/26/2031	112,100	2,479	(891)	1,588	0	(226)
Receive	1-Day USD-SOFR Compounded-OIS	3.170	Annual	05/01/2031	27,100	573	(99)	474	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	679,300	(2,657)	(7,196)	(9,853)	0	(1,437)
Receive	1-Day USD-SOFR Compounded-OIS	3.480	Annual	02/07/2032	179,200	2,079	(1,145)	934	0	(428)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	1,496,600	140,696	25,410	166,106	0	(3,503)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2032	1,589,300	5,887	16,877	22,764	4,478	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	258,700	22,630	7,162	29,792	0	(676)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/07/2034	267,500	1,792	1,439	3,231	0	(892)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/09/2034	264,500	1,891	1,289	3,180	0	(883)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/13/2034	91,900	666	436	1,102	0	(307)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/14/2034	46,100	410	143	553	0	(154)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	02/22/2034	211,000	1,834	662	2,496	0	(708)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/01/2034	122,500	992	446	1,438	0	(412)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	03/06/2034	122,500	894	542	1,436	0	(413)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	235,400	6,578	(8,474)	(1,896)	0	(858)
Receive	1-Day USD-SOFR Compounded-OIS	3.330	Annual	09/30/2034	99,250	(55)	3,444	3,389	0	(354)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	909,400	(10,779)	8,101	(2,678)	0	(3,521)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	121,100	7,947	(3,272)	4,675	0	(468)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	281,300	9,682	864	10,546	0	(1,118)
Pay(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035	131,600	(1,098)	1,781	683	562	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	120,500	(2,278)	11,164	8,886	0	(926)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	56,600	(612)	5,007	4,395	0	(435)
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,900	90	571	661	5	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	18,900	929	(206)	723	38	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	2,000	111	980	1,091	6	0

Total Swap Agreements	$232,487	$96,867	$329,354	$11,969	$(19,313)

(i)

Securities with an aggregate market value of $28,859 and cash of $131,520 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2025	EUR	66,336	$75,427	$0	$(2,713)
BRC	07/2025	$145,498	GBP	106,936	1,287	0
08/2025	GBP	106,936	$145,518	0	(1,289)
CBK	07/2025	CAD	15	11	0	0
DUB	07/2025	$76,956	EUR	66,335	1,184	0
08/2025	EUR	66,190	$76,956	0	(1,183)
MBC	07/2025	CAD	34,757	25,306	0	(218)
07/2025	$25,306	CAD	34,785	239	0
08/2025	CAD	34,727	$25,306	0	(240)
SCX	07/2025	$1,617	GBP	1,189	15	0
SSB	07/2025	GBP	106,936	$144,793	0	(1,992)

Total Forward Foreign Currency Contracts	$2,725	$(7,635)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.443%	07/07/2025	49,000	$101	$60
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.943	07/07/2025	49,000	100	0
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.950	07/11/2025	287,100	2,756	7
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	08/29/2025	2,655,900	1,036	28
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/08/2025	1,042,200	1,544	86
Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.290	12/11/2025	35,900	517	367
Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/20/2026	112,100	410	158
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/11/2025	214,000	578	14
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	01/30/2026	166,800	701	107
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.098	02/06/2035	35,100	3,117	2,779
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.098	02/06/2035	35,100	3,117	3,362
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.260	02/13/2035	57,700	5,040	4,833
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.260	02/13/2035	57,700	5,040	5,261
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.245	02/20/2035	57,700	4,974	4,789
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.245	02/20/2035	57,700	4,974	5,265
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.265	05/01/2035	32,400	2,869	2,750
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.265	05/01/2035	32,400	2,869	2,977
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.470	06/04/2035	32,600	2,923	3,003
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.470	06/04/2035	32,600	2,923	2,855
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	186,000	372	0
BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	623,500	184	0

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	10/24/2025	426,200	339	2
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/06/2026	162,400	491	262
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/25/2025	684,200	1,129	1
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	10/31/2025	181,400	244	2
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.400	05/19/2027	236,100	1,334	1,313
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/02/2025	456,200	862	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	09/02/2025	456,200	347	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	11/03/2025	183,500	310	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.308	05/02/2035	24,900	2,215	2,150
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.308	05/02/2035	24,900	2,215	2,266
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.630	05/22/2035	35,800	3,274	3,509
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.630	05/22/2035	35,800	3,274	3,026
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.520	05/29/2035	35,700	3,211	3,350
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.520	05/29/2035	35,700	3,211	3,088
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.440	06/18/2035	50,900	4,553	4,641
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.440	06/18/2035	50,900	4,553	4,494
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/16/2025	354,400	354	5
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.250	03/03/2026	485,000	199	14
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/11/2025	696,700	880	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.262	09/11/2025	58,300	501	10
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/18/2025	1,156,900	231	40
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/09/2026	132,400	487	588
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/30/2026	84,200	328	128
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	03/31/2026	93,000	346	143
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	04/03/2026	150,100	492	239
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	05/29/2026	192,500	760	866
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.740	10/30/2025	95,200	714	122
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.740	10/30/2025	70,100	713	64
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	03/07/2035	51,300	4,463	4,007
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.073	03/07/2035	51,300	4,463	4,929
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	09/25/2025	230,100	106	1
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	10/03/2025	83,300	500	57
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	11/10/2025	96,600	758	226
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/22/2025	100,000	371	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	391,000	2,542	3
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.310	04/24/2035	34,800	3,080	3,001
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.310	04/24/2035	34,800	3,080	3,157
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.430	05/16/2035	34,900	3,127	3,163
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.430	05/16/2035	34,900	3,127	3,084
JPM	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.750	02/05/2026	136,400	559	597
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	02/20/2026	201,000	397	577
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.285	05/07/2035	35,400	3,183	3,044
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.285	05/07/2035	35,400	3,183	3,252

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/17/2025	391,000	766	0
	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	12/29/2025	332,400	416	6
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/30/2025	1,619,800	897	93
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.985	10/29/2025	88,600	1,692	332
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.081	12/08/2025	173,000	2,093	1,100
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.313	06/08/2026	173,000	3,553	2,881
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.313	06/08/2026	173,000	3,553	1,257
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	08/18/2025	355,500	454	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.500	08/22/2025	169,600	2,103	10
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/10/2025	396,100	1,097	24
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/12/2025	187,100	487	13
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/16/2025	186,900	500	15
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	2.910	09/26/2025	190,000	3,624	233
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.660	09/26/2025	190,000	3,624	2,981
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	09/26/2025	248,700	895	34
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/17/2025	186,000	1,274	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.250	11/28/2025	238,500	3,667	1,232
NGF	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.500	10/22/2025	202,000	374	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	10/22/2025	202,000	1,242	2
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.000	11/03/2025	202,100	1,338	4
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/25/2035	148,400	13,252	13,336
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.400	06/25/2035	74,200	6,704	6,644

							$170,256	$128,325

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index		Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Put - OTC 2-Year Interest Rate Floor	0.033%	1-Day USD-SOFR Compounded-OIS		01/26/2027	2,092,000	$25,104	$8,933
NGF	Put - OTC 2-Year Interest Rate Floor (2)	0.033	1-Day USD-SOFR Compounded-OIS		10/01/2027	880,000	21,120	7,601

							$46,224	$16,534

OPTIONS ON SECURITIES
Counterparty	Description		Strike Price	Expiration Date		Notional Amount(1)	Cost	Market Value

BOA	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		$95.359	07/07/2025		$147,000	$437	$0
	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2055		97.734	08/06/2025		162,900	471	1,178
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055		98.719	09/08/2025		154,000	289	67
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		94.844	07/07/2025		154,000	505	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		95.289	07/07/2025		148,000	428	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 07/01/2055		97.281	07/07/2025		148,000	231	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 07/01/2055		97.352	07/07/2025		148,000	254	0
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 08/01/2055		96.695	08/06/2025		146,000	456	35
	Put - OTC Uniform Mortgage-Backed Security, TBA 5.500% due 09/01/2055		96.738	09/08/2025		210,500	666	198
	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 07/01/2055		102.195	07/07/2025		199,500	327	12
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055		98.277	08/06/2025		154,000	313	7
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055		98.508	08/06/2025		146,000	285	9

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055		98.559	08/06/2025		146,000	200	10
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055		98.629	08/06/2025		154,000	199	11
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055		99.141	09/08/2025		229,500	269	139
	Put - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 09/01/2055		99.156	09/08/2025		212,000	240	130
JPM	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		98.438	07/07/2025		149,500	467	126
MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055		98.434	07/07/2025		147,500	519	126
SAL	Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 08/01/2055		97.641	08/06/2025		34,600	100	270

							$6,656	$2,318

Total Purchased Options							$223,136	$147,177

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943%	07/07/2025	151,300	$(443)	$(1)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/07/2025	167,300	(506)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.236	08/06/2025	110,000	(198)	(13)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.368	08/06/2025	110,000	(308)	(6)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.330	10/08/2025	115,800	(1,544)	(908)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	08/29/2025	116,600	(1,036)	(1,393)
BPS	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.215	08/06/2025	121,800	(460)	(17)
BRC	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	07/07/2025	96,000	(491)	0
DUB	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	09/02/2025	912,400	(1,049)	0
FAR	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/16/2025	354,400	(174)	(1)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.980	07/03/2025	115,000	(492)	0
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.245	07/07/2025	104,000	(470)	(9)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.550	07/11/2025	110,000	(880)	(541)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.300	09/18/2025	61,700	(231)	(370)
GLM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.270	08/06/2025	104,200	(188)	(10)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.287	08/06/2025	102,000	(279)	(9)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.257	09/08/2025	114,300	(280)	(61)
JPM	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.967	07/07/2025	139,500	(425)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.984	07/07/2025	93,000	(230)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.993	07/07/2025	104,000	(255)	0
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.096	09/08/2025	145,400	(269)	(155)
	Put - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.106	09/08/2025	141,300	(240)	(144)
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	5.500	12/29/2025	332,400	(196)	(2)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.170	07/16/2025	118,500	(514)	(45)
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.453	09/30/2025	118,100	(897)	(1,201)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.395	07/07/2025	98,900	(527)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.317	09/08/2025	151,400	(666)	(167)

							$(13,248)	$(5,059)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE-CAPPED OPTIONS
Counterparty	Description	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

DUB	Put - OTC 2-Year Interest Rate Floor	0.021%	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	$(9,498)	$(2,567)
Put - OTC 2-Year Interest Rate Floor	0.027	1-Day USD-SOFR Compounded-OIS	01/26/2027	2,092,000	(15,481)	(4,826)
NGF	Put - OTC 2-Year Interest Rate Floor (2)	0.019	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(7,040)	(1,954)
Put - OTC 2-Year Interest Rate Floor (2)	0.026	1-Day USD-SOFR Compounded-OIS	10/01/2027	880,000	(14,080)	(3,936)

$(46,099)	$(13,283)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 09/01/2055	$96.719	09/08/2025	62,000	$(232)	$(261)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	101.422	08/06/2025	77,000	(198)	(310)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	101.664	08/06/2025	77,000	(126)	(207)
GSC	Put - OTC Uniform Mortgage-Backed Security, TBA 4.000% due 07/01/2055	91.438	07/07/2025	130,000	(706)	(13)
Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	96.438	07/07/2025	34,000	(149)	(2)
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	97.438	07/07/2025	34,000	(141)	(218)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	101.531	08/06/2025	79,000	(173)	(267)
JPM	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	97.406	07/07/2025	42,000	(39)	(2,722)
MSC	Put - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	94.813	07/07/2025	121,000	(473)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 5.000% due 07/01/2055	98.813	07/07/2025	121,000	(416)	(31)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	101.734	08/06/2025	79,000	(173)	(187)
SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	92.469	07/07/2025	12,000	(66)	0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	12,000	(56)	(4)
Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 08/01/2055	101.828	08/06/2025	78,500	(172)	(154)

$(3,120)	$(4,376)

Total Written Options	$(62,467)	$(22,718)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$1,366	$(471)	$369	$0	$(102)
ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	3,315	(895)	635	0	(260)
BRC	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	210	(61)	45	0	(16)
SAL	ABX.HE.AAA.6-2 Index	0.110	Monthly	05/25/2046	2,098	(508)	343	0	(165)

Total Swap Agreements	$(1,935)	$1,392	$0	$(543)

(k)

Securities with an aggregate market value of $5,788 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	The underlying instrument has a forward starting effective date.
(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,784	$6,784
Corporate Bonds & Notes
Banking & Finance	0	5,629	0	5,629
Industrials	0	596	0	596
Municipal Bonds & Notes
Michigan	0	3,579	0	3,579
U.S. Government Agencies	0	17,565,818	0	17,565,818
U.S. Treasury Obligations	0	21,052	0	21,052
Non-Agency Mortgage-Backed Securities	0	3,481,994	336,958	3,818,952
Asset-Backed Securities
Automobile ABS Other	0	185,428	0	185,428
Automobile Sequential	0	348,970	0	348,970
CMBS Other	0	118,464	0	118,464
Finance Consumer Loans	0	1,264	0	1,264
Home Equity Other	7,600	792,987	0	800,587
Home Equity Sequential	0	368	0	368
Manufacturing House Sequential	0	4,238	0	4,238
Whole Loan Collateral	0	169,886	0	169,886
Other ABS	0	1,823,987	124,284	1,948,271
Short-Term Instruments
Mutual Funds	0	1,042	0	1,042
Short-Term Notes	0	8,103	0	8,103
U.S. Treasury Bills	0	43,130	0	43,130

$7,600	$24,576,535	$468,026	$25,052,161
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$427,603	$0	$0	$427,603

Total Investments	$435,203	$24,576,535	$468,026	$25,479,764

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(4,249,601)	$0	$(4,249,601)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	17,253	0	17,253
Over the counter	0	149,902	0	149,902

$0	$167,155	$0	$167,155
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(20,326)	0	(20,326)
Over the counter	0	(30,353)	(543)	(30,896)

$0	$(50,679)	$(543)	$(51,222)

Total Financial Derivative Instruments	$0	$116,476	$(543)	$115,933

Totals	$435,203	$20,443,410	$467,483	$21,346,096

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlemenst (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$6,784	$64	$(42)	$2	$0	$(2)	$0	$(22)	$6,784	$(2)
Non-Agency Mortgage-Backed Securities	304,478	266,934	(73,980)	69	390	(779)	0	(160,154)	336,958	994
Asset-Backed Securities
Other ABS	67,653	113,974	(3,315)	17	(18)	(252)	0	(53,775)	124,284	(482)

$378,915	$380,972	$(77,337)	$88	$372	$(1,033)	$0	$(213,951)	$468,026	$(510)
Financial Derivative Instruments - Liabilities
Over the counter	$(557)	$6	$0	$0	$47	$(30)	$0	$(9)	$(543)	$(32)

Schedule of Investments PIMCO Mortgage Opportunities and Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Totals	$378,358	$380,978	$(77,337)	$88	$419	$(1,063)	$0	$(213,960)	$467,483	$478

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 06/30/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$6,784	Discounted Cash Flow	Discount Rate	6.503	—
Non-Agency Mortgage-Backed Securities	59,454	Discounted Cash Flow	Discount Rate	5.396 -5.979	5.696
8,726	Discounted Cash Flow	Discount Rate	7.252	—
268,778	Proxy pricing	Base Price	9.999 -107.656	104.391
Asset-Backed Securities
Other ABS	63,037	Discounted Cash Flow	Discount Rate	5.363 -20.000	6.293
11,198	Proxy pricing	Base Price	99.995	—
50,049	Third Party Vendor	Broker Quote	100.500	—
Financial Derivative Instruments- Liabilities
Over the counter	(543)	Indicative Market Quotation	Broker Quote	92.000 -92.500	92.094

Total	$467,483

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Municipal Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.4% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.1%
Benloch Ranch Improvement Association 10.000% due 12/01/2051 «	$4,800	$3,676

INDUSTRIALS 0.2%
Sutter Health 5.537% due 08/15/2035	7,000	7,238

Total Corporate Bonds & Notes (Cost $11,690)		10,914

MUNICIPAL BONDS & NOTES 91.5%
ALABAMA 4.3%
Alabama Economic Settlement Authority Revenue Bonds, Series 2016 4.000% due 09/15/2033	550	543
Alabama Housing Finances Authority, Revenue Notes, Series 2024 5.000% due 11/01/2027	2,750	2,815
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 2.270% due 10/01/2052 ~	3,500	3,455
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	2,750	2,893
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	12,860	13,569
5.500% due 10/01/2054	9,700	10,476
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	14,000	14,823
5.000% due 10/01/2055	9,000	9,481
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	3,000	3,278
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	8,700	9,312
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	1,000	1,021
Mobile County, Alabama Industrial Development Authority Revenue Bonds, Series 2024 5.000% due 06/01/2054	14,605	14,026
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	8,200	8,650
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	10,150	10,038
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,000	3,161
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	16,700	17,269
5.000% due 10/01/2055	1,250	1,318
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 01/01/2056	12,700	12,968
5.250% due 03/01/2055	26,900	28,120
5.250% due 11/01/2055	3,700	3,980

		171,196

ALASKA 0.2%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	7,575	7,774

ARIZONA 1.1%
Arizona Industrial Development Authority Revenue Bonds, Series 2025 5.125% due 01/01/2059	14,675	13,543
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	14,200	14,173
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	5,000	4,547
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.125% due 09/01/2042	2,500	2,294
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2038	1,250	1,199

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2042	8,000	8,496

		44,252

ARKANSAS 0.1%
Arkansas Development Finance Authority Revenue Bonds, Series 2023 7.375% due 07/01/2048	5,000	5,423

CALIFORNIA 7.2%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 5.350% due 10/01/2048 (e)	5,000	2,830
Anaheim Union High School District, California General Obligation Bonds, Series 2025 4.375% due 08/01/2046	3,000	2,961
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.500% due 07/01/2054	5,500	4,973
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	3,400	3,580
5.500% due 10/01/2054	3,480	3,733
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	11,600	12,230
5.000% due 02/01/2055	15,500	16,476
California County Tobacco Securitization Agency Revenue Bonds, Series 2002 6.000% due 06/01/2035	250	250
California Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 10/01/2055	13,000	13,388
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2020 4.000% due 11/01/2040	3,500	3,417
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2035	1,750	1,756
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050 (b)	16,500	17,765
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	9,600	9,684
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	20,500	20,721
California Housing Finance Revenue Notes, Series 2024 5.870% due 04/01/2029	15,000	15,017
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021
4.000% due 05/01/2051	5,000	4,211
5.000% due 01/01/2056	1,250	1,041
California Municipal Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.875% due 11/01/2043	2,000	2,041
California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	2,100	2,064
California Municipal Finance Authority Revenue Bonds, Series 2018 5.000% due 12/31/2043	2,000	1,955
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	2,125	1,958
California Pollution Control Financing Authority Revenue Bonds, Series 2015 3.125% due 11/01/2040	1,400	1,393
California Pollution Control Financing Authority Revenue Bonds, Series 2016 4.750% due 11/01/2046	1,870	1,712
California Pollution Control Financing Authority Revenue Bonds, Series 2017 4.250% due 11/01/2042	9,500	9,502
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	3,000	2,972
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	6,800	6,960
California Statewide Communities Development Authority Revenue Bonds, Series 2019 4.250% due 11/01/2059	5,415	4,661
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	2,730	2,309
East Bay Municipal Utility District Water System, California Revenue Notes, Series 2025 5.000% due 06/01/2027	5,650	5,934
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.714% due 06/01/2041	4,000	3,063
3.850% due 06/01/2050	2,815	2,563
4.214% due 06/01/2050	2,320	1,673
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	780	749
Los Angeles Department of Airports, California Revenue Bonds, Series 2019 4.000% due 05/15/2049	4,430	3,876
Los Angeles Department of Airports, California Revenue Bonds, Series 2022 5.500% due 05/15/2039	5,000	5,300
Los Angeles Department of Airports, California Revenue Bonds, Series 2025 5.000% due 05/15/2037	20,000	21,269
Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2030	3,425	3,672
5.000% due 05/15/2035	1,250	1,356
Merced City School District, California General Obligation Bonds, Series 2025
5.000% due 08/01/2050	2,500	2,594
5.000% due 08/01/2054	4,740	4,899
Rio Hondo Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2046 (d)	5,000	1,769

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Riverside Unified School District, California Special Tax Bonds, Series 2024 5.000% due 09/01/2049	1,050	1,043
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2021 5.000% due 07/01/2051	4,500	4,462
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	20,250	20,540
San Diego Unified School District, California General Obligation Bonds, Series 2024 4.000% due 07/01/2054	3,565	3,132
San Francisco Unified School District, California General Obligation Bonds, Series 2025
5.000% due 06/15/2042	2,675	2,819
5.000% due 06/15/2043	1,855	1,944
5.000% due 06/15/2044	1,250	1,305
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2024 5.000% due 05/01/2035	5,560	5,982
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2025 5.000% due 05/01/2034	7,700	8,372
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	6,400	7,024

		286,900

COLORADO 2.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2045	5,000	4,500
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGC Insured), Series 2025 5.250% due 12/01/2050	5,500	5,687
Colorado Bridge & Tunnel Enterprise Revenue Bonds, (AGM Insured), Series 2024 5.250% due 12/01/2049	3,500	3,625
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	4,915	4,274
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.000% due 11/01/2040	3,925	4,045
5.250% due 11/01/2039	2,000	2,103
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	3,000	3,278
Colorado Housing and Finance Authority Revenue Bonds, Series 2024 6.350% due 06/01/2054	7,500	7,102
Colorado School of Mines Revenue Bonds, Series 2024 5.000% due 12/01/2054	7,000	7,035
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	5,515	5,002
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	15,500	14,247
Crowfoot Valley Ranch Metropolitan District No 2, Colorado General Obligation Bonds, (BAM Insured), Series 2024 5.000% due 12/01/2044	1,250	1,264
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2025
5.125% due 12/01/2050	1,000	991
6.000% due 12/01/2055	2,500	2,642
Denver, Colorado Airport System City & County Revenue Bonds, Series 2022
4.125% due 11/15/2047	3,600	3,189
5.000% due 11/15/2053	4,905	4,827
Denver, Colorado City & County Revenue Bonds, (FNMA Insured), Series 2025 4.700% due 10/01/2042	2,000	2,004
Denver, Colorado Pledged Excise Tax City & County Revenue Bonds, Series 2016 4.000% due 08/01/2046	8,435	7,491
Dominion Water & Sanitation District, Colorado Revenue Bonds, Series 2022 5.875% due 12/01/2052	10,000	10,050
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,250	1,337
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	6,930	8,154
Regional Transportation District, Colorado Revenue Bonds, Series 2020 4.000% due 07/15/2040	1,300	1,211

		104,058

CONNECTICUT 0.7%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2031	3,500	3,834
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 01/01/2031	10,540	11,062
Connecticut State General Obligation Bonds, Series 2018 4.000% due 06/15/2037	1,875	1,851
Connecticut State General Obligation Bonds, Series 2019
4.000% due 04/15/2038	2,000	1,958
5.000% due 04/15/2035	6,300	6,643
University of Connecticut Revenue Bonds, Series 2023 5.250% due 11/15/2048	1,710	1,821

		27,169

DELAWARE 0.2%
Affordable Housing Opportunities Trust, Delaware Revenue Bonds, Series 2022
3.301% due 12/01/2039	1,008	835
3.401% due 12/01/2039	8,000	6,628
7.120% due 12/01/2039	1,415	1,288

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

7.650% due 12/01/2039	180	171

		8,922

DISTRICT OF COLUMBIA 2.5%
District of Columbia General Obligation Bonds, Series 2016 4.000% due 06/01/2041	11,665	10,899
District of Columbia Income Tax Revenue Bonds, Series 2025
5.000% due 06/01/2041	5,000	5,330
5.000% due 06/01/2043	9,000	9,436
5.000% due 06/01/2045	10,000	10,365
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2027	4,700	4,904
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018
5.000% due 10/01/2043	8,300	8,306
5.000% due 10/01/2048	4,050	4,011
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024
5.000% due 10/01/2039	2,500	2,574
5.250% due 10/01/2041	2,000	2,086
5.250% due 10/01/2045	4,375	4,484
5.250% due 10/01/2046	4,000	4,082
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023
4.125% due 07/15/2047	1,790	1,623
5.000% due 07/15/2048	5,025	5,094
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2024
5.000% due 07/15/2054	14,900	15,041
5.000% due 07/15/2056	10,250	10,339

		98,574

FLORIDA 4.4%
Capital Trust Agency, Inc., Florida Revenue Bonds, Series 2020 4.500% due 01/01/2035	1,235	1,175
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,250	1,270
Collier County, Florida Industrial Development Authority Revenue Bonds, (AGM Insured), Series 2024 5.000% due 10/01/2049	1,500	1,510
Florida Department of Transportation Turnpike System State Revenue Bonds, Series 2024 4.000% due 07/01/2051	2,000	1,756
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024
5.000% due 07/01/2044	5,000	4,970
5.250% due 07/01/2053	21,150	21,130
Florida Development Finance Corp. Revenue Bonds, Series 2021 4.000% due 11/15/2035	1,850	1,828
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2017 5.000% due 10/01/2052	4,275	4,235
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022
5.000% due 10/01/2033	2,000	2,137
5.000% due 10/01/2036	5,235	5,469
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	2,000	2,033
Highlands County, Florida Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 11/15/2059	7,000	7,680
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2024
3.850% due 11/15/2054	2,600	2,600
3.900% due 11/15/2054	7,950	7,950
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	5,000	5,231
Lee County, Florida Airport Revenue Bonds, Series 2024
5.250% due 10/01/2038	1,000	1,064
5.250% due 10/01/2044	4,500	4,592
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 01/01/2046	13,000	11,337
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	1,265	1,285
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2024 5.000% due 10/01/2035	11,000	11,742
Miami-Dade County, Florida Housing Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.880% due 03/01/2046	1,900	1,844
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018 4.000% due 07/01/2044	2,000	1,831
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2019 4.000% due 10/01/2049	2,500	2,155
Miami-Dade County, Florida Water & Sewer System Revenue Bonds, Series 2024 4.125% due 10/01/2050	1,300	1,161
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2035	1,650	1,749
5.250% due 10/01/2052	5,000	4,941
Okaloosa County, Florida School Board Certificates of Participation Bonds, (AGC Insured), Series 2024 5.000% due 10/01/2049	2,800	2,861
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2041	1,000	1,032
5.000% due 10/01/2053	4,000	3,913
Orange County Health Facilities Authority, Florida Revenue Bonds, Series 2024 5.000% due 08/01/2054	1,650	1,551

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 10/01/2049	3,300	2,840
Orange County, Florida Health Facilities Authority Revenue Bonds, Series 2025 5.250% due 10/01/2056	3,600	3,660
Orange County, Florida School Board Certificates of Participation Notes, Series 2024 5.000% due 08/01/2034	9,005	10,111
Osceola County, Florida Transportation Revenue Bonds, Series 2020
0.000% due 10/01/2030 (d)	1,200	986
0.000% due 10/01/2033 (d)	1,680	1,193
School Board of Miami-Dade County, Florida General Obligation Bonds, Series 2017 4.000% due 03/15/2042	24,700	23,391
South Miami Health Facilities Authority Inc, Florida Revenue Bonds, Series 2017 4.000% due 08/15/2042	2,040	1,824
Tampa, Florida Revenue Bonds, Series 2020
0.000% due 09/01/2035 (d)	750	486
0.000% due 09/01/2036 (d)	800	489
0.000% due 09/01/2038 (d)	1,000	540
0.000% due 09/01/2045 (d)	850	291
4.000% due 07/01/2039	1,200	1,123
Tampa-Hillsborough County, Florida Expressway Authority Revenue Bonds, Series 2017 4.000% due 07/01/2042	2,250	2,052
Village Community Development District No. 13, Florida Special Assessment Bonds, Series 2020 3.500% due 05/01/2051	1,190	877

		173,895

GEORGIA 2.0%
Atlanta Department of Aviation, Georgia Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,270	1,256
Atlanta Urban Residential Finance Authority, Georgia Revenue Bonds, (FNMA Insured), Series 2024 4.370% due 05/01/2044	6,450	6,132
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019
5.000% due 07/01/2034	1,000	1,064
5.000% due 07/01/2037	500	524
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,000	880
Columbia County Hospital Authority, Georgia Revenue Bonds, Series 2023 5.125% due 04/01/2048	10,000	10,082
Douglas County, Georgia Housing Authority Multifamly Tax-Exempt Bonds, Series 2024 4.375% due 04/01/2043	3,000	2,841
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	5,000	5,244
5.000% due 12/01/2053	11,700	12,334
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 05/01/2054	3,700	3,912
5.000% due 12/01/2054	3,600	3,806
5.000% due 05/01/2055	1,800	1,896
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	6,000	5,864
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2049	10,000	9,899
Municipal Electric Authority of Georgia Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,000	2,015
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	5,000	4,600
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024
5.000% due 01/01/2039	1,000	1,058
5.250% due 01/01/2049	5,000	5,204

		78,611

IDAHO 0.1%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2040	2,000	2,101

ILLINOIS 6.5%
Chicago Board of Education, Illinois General Obligation Bonds, (BAM Insured), Series 2022 4.000% due 12/01/2036	2,000	1,951
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2037	3,500	3,665
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2042	1,470	1,542
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2017 5.000% due 01/01/2047	15,000	14,772
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022
5.000% due 01/01/2055	5,000	4,916
5.250% due 01/01/2053	5,000	5,001
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024
5.250% due 01/01/2041	1,000	1,048
5.250% due 01/01/2042	1,000	1,039
Chicago O'Hare International Airport, Illinois Revenue Notes, Series 2024 5.000% due 01/01/2033	5,405	5,832
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2024 5.000% due 12/01/2049	8,000	8,009

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2019 5.500% due 01/01/2035	1,610	1,671
DeKalb County, Illinois Community Unit School District No 428, DeKalb General Obligation Debt Certificates Bonds, Series 2023 5.000% due 01/01/2041	1,530	1,555
Du Page & Will Counties Community School District No 204 Indian Prairie, Illinois General Obligation Bonds, Series 2025 5.000% due 01/15/2040 (b)	6,000	6,395
Illinois Finance Authority Revenue Bonds, Series 2010 4.800% due 12/01/2043	4,800	4,863
Illinois Finance Authority Revenue Bonds, Series 2014 4.000% due 08/01/2038	3,090	2,863
Illinois Finance Authority Revenue Bonds, Series 2016
4.000% due 02/15/2036	3,290	3,326
5.000% due 02/15/2029	4,500	4,634
Illinois Finance Authority Revenue Bonds, Series 2018 5.000% due 05/15/2043	7,600	7,503
Illinois Finance Authority Revenue Bonds, Series 2019
5.000% due 11/01/2035 ^(c)	2,800	1,820
5.000% due 11/01/2049 ^(c)	2,500	1,625
Illinois Finance Authority Revenue Bonds, Series 2020 4.000% due 08/15/2041	5,000	4,532
Illinois Finance Authority Revenue Bonds, Series 2021
3.850% due 07/15/2055	10,300	10,300
4.000% due 05/01/2045	3,830	3,216
Illinois Finance Authority Revenue Bonds, Series 2025
5.000% due 08/15/2039	3,000	3,146
5.000% due 08/15/2040	2,000	2,070
5.000% due 08/15/2041	2,500	2,555
5.000% due 08/15/2043	6,500	6,935
Illinois Finance Authority Revenue Notes, Series 2024 5.000% due 11/15/2034	4,000	4,316
Illinois Sales Tax State Revenue Bonds, Series 2013 5.000% due 06/15/2026	3,685	3,698
Illinois Sales Tax State Revenue Bonds, Series 2016 3.000% due 06/15/2033	1,000	909
Illinois Sales Tax State Revenue Bonds, Series 2025 5.000% due 06/15/2038	12,500	13,395
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2037	3,300	3,085
Illinois State General Obligation Bonds, Series 2018
4.625% due 05/01/2037	890	893
5.000% due 10/01/2033	1,610	1,668
Illinois State General Obligation Bonds, Series 2020
4.000% due 10/01/2034	1,350	1,328
4.000% due 10/01/2035	8,000	7,778
Illinois State General Obligation Bonds, Series 2024
5.000% due 05/01/2035	6,000	6,469
5.000% due 05/01/2036	12,850	13,722
5.000% due 05/01/2037	2,900	3,067
5.000% due 02/01/2039	5,000	5,221
5.000% due 05/01/2039	5,000	5,193
5.000% due 05/01/2040	6,000	6,182
5.250% due 05/01/2042	12,000	12,411
Illinois State General Obligation Notes, Series 2016 5.000% due 02/01/2026	3,790	3,830
Illinois State General Obligation Notes, Series 2017 5.000% due 12/01/2026	5,000	5,132
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	3,000	3,176
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	4,280	4,280
Illinois State Toll Highway Authority Revenue Bonds, Series 2020 5.000% due 01/01/2045	2,340	2,362
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002 0.000% due 12/15/2037 (d)	4,500	2,563
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2020 4.000% due 06/15/2050	15,480	12,789
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2017 5.000% due 06/01/2028	2,250	2,296
Regional Transportation Authority, Illinois Revenue Bonds, Series 2025
5.000% due 06/01/2039	3,200	3,453
5.000% due 06/01/2040	3,885	4,153
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
4.000% due 01/01/2048	2,500	2,137
5.000% due 01/01/2037	1,150	1,176
Sales Tax Securitization Corp. Illinois Revenue Notes, Series 2020 5.000% due 01/01/2030	2,250	2,424

		255,890

INDIANA 2.2%
Indiana Finance Authority Revenue Bonds, (AGC Insured), Series 2025 6.028% due 07/01/2060	8,150	7,796
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	2,240	2,099
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	4,385	4,266

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

4.250% due 11/01/2030	15,835	16,142
Indiana Finance Authority Revenue Bonds, Series 2019 7.000% due 03/01/2039 ^(c)	5,595	841
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 02/01/2036	2,200	2,449
5.000% due 10/01/2053	14,400	14,479
Indiana Finance Authority Revenue Bonds, Series 2024 5.000% due 07/01/2049	1,500	1,460
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2063 (b)	6,500	7,080
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Bonds, Series 2023
5.500% due 03/01/2038	2,150	2,272
6.000% due 03/01/2053	5,000	5,176
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,022
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,022
Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	7,800	7,797
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	10,500	10,668

		86,569

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	7,000	7,476
5.000% due 12/01/2050	1,700	1,928

		9,404

KENTUCKY 0.9%
Kenton County, Kentucky Airport Board Revenue Bonds, Series 2024
5.250% due 01/01/2044	2,000	2,033
5.250% due 01/01/2049	5,000	5,084
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	8,350	9,084
Kentucky Economic Development Finance Authority Revenue Bonds, Series 2021 5.000% due 07/01/2050	1,670	1,330
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	3,600	3,806
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	3,200	3,384
Kentucky State Property & Building Commission Revenue Bonds, Series 2019 4.000% due 11/01/2035	1,000	1,001
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	7,000	7,064
Warren County, Kentucky Revenue Bonds, Series 2024 5.250% due 04/01/2054	2,000	2,028

		34,814

LOUISIANA 1.0%
Louisiana Public Facilities Authority Revenue Notes, Series 2025 5.000% due 05/15/2030	9,100	9,773
Louisiana Stadium and Exposition District Revenue Bonds, Series 2023 5.000% due 07/01/2041	1,500	1,555
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024
5.250% due 01/01/2041	7,500	7,813
5.250% due 01/01/2042	17,180	17,760
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	4,015	3,971

		40,872

MAINE 0.2%
Maine Finance Authority Revenue Bonds, (AGM Insured), Series 2023
3.750% due 12/01/2033	1,560	1,479
4.000% due 12/01/2034	1,580	1,513
4.000% due 12/01/2035	1,395	1,317
4.000% due 12/01/2036	1,460	1,358
4.250% due 12/01/2037	1,440	1,359
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2032	1,670	1,764

		8,790

MARYLAND 0.9%
Maryland Department of Transportation State Revenue Bonds, (AGC/CR Insured), Series 2021 4.000% due 08/01/2051	4,580	3,841
Maryland Economic Development Corp. Revenue Bonds, Series 2025 5.000% due 07/01/2048	8,000	8,099
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, (AGC Insured), Series 2025
5.000% due 07/01/2043	2,000	2,054
5.000% due 07/01/2044	3,500	3,574
5.000% due 07/01/2045	2,545	2,587

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	4,300	4,714
Maryland State General Obligation Bonds, Series 2025 5.000% due 06/01/2039	9,250	10,172

		35,041

MASSACHUSETTS 1.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2017 4.000% due 02/01/2041	3,435	3,292
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	2,000	1,947
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2052	5,000	5,078
Commonwealth of Massachusetts General Obligation Bonds, Series 2023
5.000% due 10/01/2051	5,000	5,109
5.000% due 10/01/2053	16,000	16,317
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 04/01/2046	2,010	2,082
5.000% due 04/01/2047	8,000	8,263
Massachusetts Development Finance Agency Revenue Bonds, Series 2016 5.000% due 01/01/2047	2,500	2,427
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 2.520% due 07/01/2049 ~	1,000	999
Massachusetts Development Finance Agency Revenue Bonds, Series 2024 4.000% due 03/01/2054	4,000	3,444
Massachusetts Development Finance Agency Revenue Bonds, Series 2025
5.250% due 07/01/2055	4,000	3,826
5.500% due 07/01/2045	2,250	2,281
Massachusetts Port Authority Revenue Bonds, Series 2022 5.000% due 07/01/2035	1,350	1,444
University of Massachusetts Building Authority Revenue Bonds, Series 2017 5.000% due 11/01/2036	6,300	6,490

		62,999

MICHIGAN 2.5%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	8,000	8,594
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	12,628	9,881
Detroit, Michigan General Obligation Notes, Series 2023 5.250% due 05/01/2033	800	880
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.655% due 07/01/2032 ~	3,750	3,701
Ferris State University, Michigan Revenue Bonds, Series 2016 5.000% due 10/01/2041	1,420	1,437
Grand Rapids, Michigan General Obligation Bonds, Series 2025 5.000% due 04/01/2050	3,435	3,518
Great Lakes Water Authority Water Supply System, Michigan Revenue Bonds, Series 2023 5.250% due 07/01/2053	3,000	3,100
Michigan Finance Authority Revenue Bonds, Series 2019 4.000% due 02/15/2050	3,250	2,808
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (d)	26,500	2,612
5.000% due 06/01/2040	2,500	2,532
Michigan Finance Authority Revenue Bonds, Series 2024 4.375% due 02/28/2054	4,335	3,907
Michigan State Building Authority Revenue Bonds, Series 2022 5.000% due 10/15/2047	3,500	3,561
Michigan State Building Authority Revenue Bonds, Series 2023 4.000% due 10/15/2047	2,185	1,922
Michigan State Hospital Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2055	17,150	18,524
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	3,400	3,732
Michigan Trunk Line State Revenue Bonds, Series 2021 4.000% due 11/15/2046	5,320	4,809
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	12,000	12,381
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023
5.250% due 12/01/2035	1,625	1,778
5.250% due 12/01/2036	1,710	1,856
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2029	1,265	1,347
5.000% due 12/01/2032	1,405	1,521
Western Michigan University Revenue Bonds, (AGC Insured), Series 2025
5.250% due 11/15/2049	1,000	1,039
5.250% due 11/15/2054	3,750	3,870

		99,310

MINNESOTA 1.3%
Duluth Economic Development Authority, Minnesota Revenue Bonds, Series 2018 5.000% due 02/15/2048	4,600	4,600

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	4,000	4,285
5.000% due 07/01/2031	8,000	8,744
5.000% due 07/01/2032	3,000	3,296
Minneapolis, Minnesota Revenue Bonds, Series 2018 5.000% due 11/15/2049	5,060	4,952
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Bonds, Series 2022 5.000% due 01/01/2035	1,350	1,422
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2032	1,075	1,160
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,100	3,445
6.500% due 01/01/2055	9,920	11,113
Rochester, Minnesota Revenue Bonds, Series 2022 4.000% due 11/15/2039	5,440	5,336
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	3,700	3,700

		52,053

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, Series 2025
5.000% due 03/01/2041	1,000	1,042
5.000% due 03/01/2042	1,000	1,037
5.000% due 03/01/2043	1,000	1,032
5.000% due 03/01/2044	1,000	1,027
5.000% due 03/01/2045	1,000	1,024

		5,162

MISSOURI 0.7%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012 4.000% due 11/15/2042	5,500	4,958
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019
4.000% due 10/01/2033	2,440	2,463
4.000% due 02/15/2049	1,000	852
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019
5.000% due 03/01/2032	4,630	4,819
5.000% due 03/01/2054	7,000	6,803
Missouri Development Finance Board Revenue Bonds, Series 2022 5.750% due 05/01/2052	3,000	3,115
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056 (b)	3,500	3,883

		26,893

MULTI-STATE 2.7%
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025 4.869% due 01/25/2043	19,890	19,890
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022 2.875% due 07/25/2036 (g)	1,869	1,726
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	18,560	18,578
4.143% due 01/25/2040 ~	9,803	9,433
4.552% due 08/25/2040 ~	19,104	19,333
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~ (g)	18,018	18,514
4.685% due 10/25/2040	12,004	12,243
4.700% due 04/25/2042	6,284	6,264

		105,981

NEBRASKA 0.1%
Douglas County, Nebraska Hospital Authority No 2, Revenue Bonds, Series 2020 4.000% due 11/15/2050	1,000	845
Nebraska Investment Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 5.000% due 03/01/2049	2,250	2,229

		3,074

NEVADA 0.1%
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2022 4.000% due 06/01/2047	2,000	1,789
Reno, Nevada Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2048	1,000	872
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,506

		5,167

NEW HAMPSHIRE 1.7%
New Hampshire Business Finance Authority Revenue Bonds, Series 2022 4.375% due 09/20/2036	2,882	2,793
New Hampshire Business Finance Authority Revenue Bonds, Series 2023
3.787% due 09/20/2034	3,853	3,599

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

3.875% due 01/20/2038	9,777	8,933
New Hampshire Business Finance Authority Revenue Bonds, Series 2024 0.595% due 08/20/2039 (a)	14,797	588
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041 ~	18,560	17,642
New Hampshire Health and Education Facilities Authority Act Revenue Bonds, Series 2025
5.000% due 08/01/2036	3,255	3,559
5.000% due 08/01/2037	2,500	2,704
5.250% due 08/01/2055	5,000	5,086
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	9,990	11,199
New Hampshire National Finance Authority Affordable Housing, Series 2024 4.150% due 10/20/2040	9,775	9,453

		65,556

NEW JERSEY 0.9%
Atlantic City, New Jersey General Obligation Bonds, (BAM Insured), Series 2017 5.000% due 03/01/2037	1,000	1,019
New Jersey Economic Development Authority Revenue Bonds, Series 1998 6.500% due 04/01/2031	300	302
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2041	1,000	912
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056 (b)	4,600	5,152
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2032 (d)	4,550	3,483
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020
4.000% due 06/15/2038	2,000	1,920
4.000% due 06/15/2050	1,000	871
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2021 4.000% due 06/15/2035	3,250	3,235
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023 5.000% due 06/15/2038	5,000	5,283
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2018 5.000% due 12/15/2028	2,155	2,303
New Jersey Transportation Trust Fund Authority Revenue Notes, Series 2019 5.000% due 12/15/2028	1,100	1,175
New Jersey Turnpike Authority Revenue Bonds, Series 2025 5.000% due 01/01/2043	3,000	3,159
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,260	4,380
5.000% due 06/01/2046	2,000	1,990

		35,184

NEW MEXICO 0.3%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	8,000	7,339
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	4,350	4,418

		11,757

NEW YORK 12.0%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	9,738	9,821
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2038	3,750	3,948
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	3,205	2,830
Build NYC Resource Corp. New York Revenue Bonds, Series 2024 5.000% due 09/01/2037	1,475	1,544
Build NYC Resource Corp. New York Revenue Notes, Series 2024 5.000% due 09/01/2034	1,550	1,656
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	3,700	3,751
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	3,600	3,569
New York City, New York General Obligation Bonds, Series 2012 3.900% due 04/01/2042	5,000	5,000
New York City, New York General Obligation Bonds, Series 2015 3.900% due 06/01/2044	40	40
New York City, New York General Obligation Bonds, Series 2018 3.900% due 12/01/2047	15,000	15,000
New York City, New York General Obligation Bonds, Series 2021 4.000% due 08/01/2041	4,000	3,736
New York City, New York General Obligation Bonds, Series 2025 6.291% due 02/01/2045	5,940	6,229
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017
3.700% due 11/01/2047	1,750	1,446
3.750% due 11/01/2052	2,000	1,635
New York City, New York Housing Development Corp. Revenue Bonds, Series 2024 4.750% due 11/01/2054	3,700	3,603
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 4.600% due 11/01/2045	2,425	2,353

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011 4.000% due 06/15/2044	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022
3.600% due 06/15/2044	11,800	11,800
5.250% due 06/15/2052	1,250	1,288
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023 5.250% due 06/15/2048	5,425	5,639
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024 5.250% due 06/15/2054	3,500	3,634
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2021 4.000% due 07/15/2036	5,000	5,015
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014
3.850% due 02/01/2044	10,000	10,000
3.900% due 11/01/2042	12,040	12,040
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018 4.000% due 08/01/2045	13,900	13,900
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019 4.000% due 11/01/2039	8,000	7,627
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045	8,250	7,380
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
4.000% due 02/01/2051	2,435	2,106
5.000% due 02/01/2040	5,000	5,258
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023
5.000% due 05/01/2038	2,400	2,588
5.250% due 05/01/2048	4,000	4,154
5.250% due 05/01/2050	2,000	2,070
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.250% due 05/01/2054	6,800	6,151
5.000% due 05/01/2043	5,185	5,404
5.000% due 05/01/2044	3,220	3,341
5.000% due 05/01/2046	7,125	7,338
5.000% due 05/01/2047	5,000	5,117
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2036	15,000	16,672
5.000% due 11/01/2041	5,405	5,741
5.000% due 11/01/2042	3,000	3,154
5.000% due 11/01/2046	5,000	5,149
New York City,New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006 3.191% due 03/01/2026	2,000	1,990
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	10,000	9,791
5.375% due 11/15/2040	8,005	8,005
New York Power Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 11/15/2048	7,500	7,612
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	6,600	5,942
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,895	2,910
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	1,000	1,015
4.000% due 02/15/2047	3,710	3,306
5.000% due 02/15/2048	3,300	3,305
5.000% due 07/01/2050	3,500	3,523
New York State Dormitory Authority Revenue Bonds, Series 2021 5.000% due 07/01/2051	1,440	1,448
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 03/15/2039	2,000	1,944
4.000% due 05/01/2041	5,350	5,009
New York State Dormitory Authority Revenue Bonds, Series 2024 4.000% due 05/01/2038	3,750	3,652
New York State Dormitory Authority Revenue Bonds, Series 2025
5.000% due 07/01/2043	3,190	3,248
5.000% due 07/01/2044	3,595	3,646
5.000% due 07/01/2045	3,000	3,031
5.250% due 07/01/2054	3,000	3,119
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	3,700	4,102
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (g)	2,600	2,300
New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	5,000	5,065
New York State Urban Development Corp. Revenue Bonds, Series 2019
4.000% due 03/15/2047	6,100	5,389
5.000% due 03/15/2039	2,875	2,944
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2038	7,300	7,177
5.000% due 03/15/2044	2,500	2,543
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2043	10,000	10,417
New York State Urban Development Corp. Revenue Bonds, Series 2024 5.000% due 03/15/2048	4,000	4,100
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	23,400	23,436
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2043	2,250	2,338

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	3,000	2,911
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,900	5,720
New York Transportation Development Corp. Revenue Bonds, Series 2018 5.000% due 01/01/2031	800	817
New York Transportation Development Corp. Revenue Bonds, Series 2020 5.000% due 10/01/2040	3,000	2,987
New York Transportation Development Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	8,000	8,504
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	12,300	13,387
New York Transportation Development Corp. Revenue Bonds, Series 2024
5.000% due 06/30/2060	16,500	15,516
5.500% due 06/30/2060	2,000	2,001
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	8,495	8,352
Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014 4.000% due 05/15/2029	1,190	1,164
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025
4.500% due 12/01/2050	11,000	10,492
5.250% due 12/01/2044	1,325	1,414
5.250% due 12/01/2045	1,150	1,221
Port Authority of New York & New Jersey Revenue Bonds, Series 2023
5.000% due 07/15/2037	5,000	5,222
5.000% due 12/01/2038	1,400	1,447
Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2042	2,500	2,649
5.000% due 01/15/2043	2,775	2,921
5.000% due 01/15/2050	7,000	7,199
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	3,020	2,747
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.000% due 05/15/2049	1,500	1,534
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2025
5.000% due 12/01/2040	1,550	1,661
5.000% due 12/01/2041	1,250	1,326
5.000% due 12/01/2050	5,000	5,079

		475,305

NORTH CAROLINA 1.2%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.000% due 01/15/2037	10,000	10,000
Inlivian, North Carolina Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 06/01/2041	3,625	3,565
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024
6.250% due 01/01/2055	3,600	3,989
6.250% due 07/01/2055	6,500	7,129
North Carolina State Revenue Bonds, Series 2021 4.000% due 03/01/2035	12,230	12,397
North Carolina State Revenue Bonds, Series 2025
5.000% due 03/01/2038	3,000	3,296
5.000% due 03/01/2039	3,500	3,808
5.000% due 03/01/2040	2,980	3,206

		47,390

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2053	2,250	2,241

OHIO 3.8%
Allen County, Ohio Hospital Facilities Revenue Bonds, Series 2025
5.000% due 11/01/2040	16,500	17,323
5.000% due 11/01/2041	6,250	6,494
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.010% due 06/01/2057 (d)	88,000	8,189
4.000% due 06/01/2048	13,560	11,252
5.000% due 06/01/2036	2,000	2,052
5.000% due 06/01/2055	16,110	13,754
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2038	4,400	4,580
5.000% due 01/01/2039	9,000	9,276
5.500% due 01/01/2055	4,500	4,648
Columbus-Franklin County, Ohio Finance Authority Revenue Bonds, (FNMA Insured), Series 2025 4.820% due 11/01/2043	3,000	3,002
Cuyahoga County, Ohio Revenue Bonds, Series 2017 5.000% due 02/15/2057	3,300	3,049
Geisinger Authority, Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2047	7,500	6,420
Montgomery County, Ohio Dayton Children's Hospital Revenue Bonds, Series 2021 4.000% due 08/01/2046	5,500	4,773
Montgomery County, Ohio Revenue Bonds, Series 2019 3.900% due 11/15/2045	15,735	15,735

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	4,715	4,435
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	14,275	12,663
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	18,160	19,940
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.150% due 09/01/2040	2,700	2,610
Ohio State Hospital Revenue Bonds, Series 2020 4.000% due 11/15/2036	1,000	955

		151,150

OKLAHOMA 0.3%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2052	2,605	2,575
Oklahoma Development Finance Authority Revenue Bonds, Series 2019 4.000% due 08/01/2036	1,750	1,639
Oklahoma Development Finance Authority Revenue Notes, Series 2019
5.000% due 08/01/2028	715	740
5.000% due 08/01/2029	755	786
Oklahoma Turnpike Authority Revenue Bonds, Series 2023 5.500% due 01/01/2053	6,300	6,572

		12,312

OREGON 0.4%
Clackamas County, Oregon Hospital Facility Authority Revenue Bonds, Series 2017 5.000% due 11/15/2052	1,500	1,337
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	1,000	946
Multnomah County School District 40, Oregon General Obligation Bonds, Series 2023 0.000% due 06/15/2036 (d)	1,500	946
Port of Portland, Oregon Airport Revenue Bonds, Series 2022 4.000% due 07/01/2047	4,290	3,713
Washington & Multnomah Counties School District No 48J Beaverton, Oregon General Obligation Bonds, Series 2022 5.000% due 06/15/2052	7,500	7,635

		14,577

PENNSYLVANIA 3.0%
Allegheny County, Pennsylvania Sanitary Authority Revenue Bonds, Series 2024
4.000% due 12/01/2049	2,500	2,210
5.000% due 12/01/2043	1,000	1,043
Blythe Township Solid Waste Authority, Pennsylvania Revenue Bonds, Series 2017 7.750% due 12/01/2037	435	474
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	11,200	10,476
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2021 5.000% due 11/01/2046	11,205	11,208
Lehigh County, Pennsylvania Revenue Bonds, (AGC/CR Insured), Series 2019 4.000% due 07/01/2049	2,500	2,118
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 3.020% due 08/15/2038 ~(g)	3,100	3,058
Luzerne County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2019 2.450% due 12/01/2039	2,250	2,001
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022
4.000% due 02/15/2041	3,575	3,284
5.250% due 06/30/2053	500	500
5.500% due 06/30/2037	1,850	1,985
5.500% due 06/30/2038	2,000	2,125
5.500% due 06/30/2039	5,500	5,799
6.000% due 06/30/2061	7,000	7,335
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025
5.000% due 03/15/2060	13,100	13,739
5.450% due 01/01/2051	225	230
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 07/01/2026	1,500	1,503
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 12/31/2032	2,500	2,699
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/15/2049	6,900	5,917
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2024
5.250% due 11/01/2038	7,000	7,570
5.250% due 11/01/2041	5,000	5,251
5.250% due 11/01/2044	3,000	3,082
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024
6.000% due 10/01/2054	3,875	4,193
6.250% due 10/01/2054	2,200	2,405
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,500	2,176
Pennsylvania Turnpike Commission Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,500	2,214
Pennsylvania Turnpike Commission Revenue Bonds, Series 2019 5.000% due 12/01/2044	4,365	4,380

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Pennsylvania Turnpike Commission Revenue Bonds, Series 2021
4.000% due 12/01/2043	2,000	1,855
5.000% due 12/01/2051	3,450	3,497
Pennsylvania Turnpike Commission Revenue Bonds, Series 2022 5.250% due 12/01/2047	1,275	1,328
Philadelphia, Pennsylvania Water & Wastewater Revenue Bonds, (AGM Insured), Series 2023 5.000% due 09/01/2042	3,000	3,111
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	1,000	1,055
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020 5.000% due 07/01/2030	700	733

		120,554

PUERTO RICO 2.5%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	19,007	11,713
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	1,725	1,775
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	9,734	9,332
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.568% (US0003M + 0.520%) due 07/01/2029 ~	7,985	7,633
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.010% due 07/01/2046 (d)	29,426	9,375
0.010% due 07/01/2051 (d)	81,962	19,163
4.500% due 07/01/2034	2,456	2,456
4.750% due 07/01/2053	11,570	10,653
5.000% due 07/01/2058	8,500	8,004
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019
4.329% due 07/01/2040	10,800	10,145
4.550% due 07/01/2040	10,167	9,756

		100,005

RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.250% due 05/15/2054	5,350	5,311
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	5,000	5,002
5.000% due 06/01/2040	6,770	6,770
5.000% due 06/01/2050	13,800	13,683

		30,766

SOUTH CAROLINA 0.9%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022
4.250% due 02/01/2042	650	631
4.250% due 02/01/2043	675	651
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	5,500	5,907
South Carolina Public Service Authority Revenue Bonds, (BAM Insured), Series 2013 4.000% due 12/01/2049	1,000	889
South Carolina Public Service Authority Revenue Bonds, Series 2021 5.000% due 12/01/2051	3,500	3,502
South Carolina Public Service Authority Revenue Bonds, Series 2024 5.000% due 12/01/2049	6,500	6,503
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2044	4,000	4,075
5.000% due 12/01/2047	3,500	3,514
Spartanburg Regional Health Services District, South Carolina Revenue Bonds, Series 2017 5.000% due 04/15/2048	11,265	11,158

		36,830

SOUTH DAKOTA 0.2%
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	6,600	6,350

TENNESSEE 1.3%
Chattanooga Health Educational & Housing Facility Board, Tennessee Revenue Bonds, Series 2024 5.250% due 12/01/2049	7,000	7,044
Memphis-Shelby County, Tennessee Industrial Development Board Tax Allocation Notes, Series 2017 4.750% due 07/01/2027	195	177
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2048	2,000	2,063
5.000% due 07/01/2056	2,630	2,674
Metropolitan Government of Nashville & Davidson County, Tennessee General Obligation Bonds, Series 2022 4.000% due 01/01/2042	5,000	4,671
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2020 4.000% due 11/01/2055	1,000	724
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	6,730	6,767
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024 3.250% due 10/01/2045	10,200	10,198

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Metropolitan Nashville Airport Authority, Tennessee Revenue Notes, Series 2022 5.250% due 07/01/2032	1,205	1,329
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	9,065	9,119
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,300
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	1,685	1,776

		52,842

TEXAS 10.3%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021
5.000% due 12/01/2045	6,000	6,000
7.500% due 12/01/2045 ^(c)	1,000	100
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2024
4.000% due 08/15/2044	3,420	3,096
4.125% due 08/15/2054	2,400	2,067
4.250% due 06/15/2059	850	755
Arlington Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 4.500% due 08/15/2050	2,500	2,339
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	3,200	3,229
Austin, Texas Water & Wastewater System Revenue Bonds, Series 2024 5.000% due 11/15/2049	5,000	5,088
Barbers Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.250% due 02/15/2054	3,900	3,507
Bexar Management And Development Corp. Texas Revenue Bonds, Series 2024 3.020% due 05/10/2045	4,000	3,962
Calhoun County, Texas Navigation Industrial Development Authority Revenue Notes, Series 2021 3.625% due 07/01/2026	2,000	1,923
Central Texas Regional Mobility Authority Revenue Bonds, Series 2021 4.000% due 01/01/2040	800	753
Central Texas Turnpike System Revenue Bonds, Series 2024
5.000% due 08/15/2040	1,500	1,580
5.000% due 08/15/2041	1,500	1,566
City of Corpus Christi, Texas Utility System Revenue Bonds, Series 2022 5.000% due 07/15/2052	5,000	5,073
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025
4.375% due 02/15/2042	3,675	3,523
5.250% due 02/15/2043	3,900	4,084
5.250% due 02/15/2045	1,925	1,990
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 4.000% due 02/15/2043	2,500	2,304
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,180	2,773
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2021 4.000% due 11/01/2045	8,855	8,116
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2039	6,000	6,350
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	32,000	34,935
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 08/15/2048	5,000	5,116
5.000% due 08/15/2053	16,500	16,743
Ector County, Texas General Obligation Bonds, Series 2024
5.000% due 02/15/2040	7,450	7,842
5.000% due 02/15/2042	8,450	8,754
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	7,500	7,444
Forney Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 5.000% due 08/15/2038	5,000	5,278
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025 5.000% due 02/15/2049 (b)	3,395	3,456
Fort Worth, Texas Water & Wastewater System Revenue Bonds, Series 2023 4.250% due 02/15/2053	2,000	1,804
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	2,200	2,160
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 4.500% due 10/01/2049	4,000	3,819
Grayson County Junior College District, Texas General Obligation Bonds, Series 2024 4.000% due 02/15/2049	2,000	1,727
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2034	7,890	8,775
Harris County, Texas Hospital District General Obligation Bonds, Series 2025 5.000% due 02/15/2042	9,000	9,339
Houston, Texas Airport System Revenue Bonds, Series 2015 5.000% due 07/15/2030	5,000	5,000
Houston, Texas Airport System Revenue Bonds, Series 2024 5.500% due 07/15/2036	22,500	23,422
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2037	2,000	2,098
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	1,500	1,354
Hurst-Euless-Bedford Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 08/15/2050	5,000	4,359

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Jarrell Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2053	5,000	5,084
Liberty Hill Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/01/2055	10,000	10,182
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.250% due 08/15/2053	1,250	1,130
Love Field Airport Modernization Corp. Texas Revenue Bonds, Series 2017 5.000% due 11/01/2029	1,250	1,271
Lower Colorado River Authority, Texas Revenue Bonds, Series 2021 5.000% due 05/15/2051	6,000	6,006
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2045	7,900	8,512
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	5,000	5,009
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	8,250	7,968
Melissa Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 4.000% due 02/01/2049	5,000	4,395
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 4.125% due 05/15/2049	3,170	2,883
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	8,000	7,693
New Hope Cultural Education Facilities Finance Corp. Texas Revenue Bonds, Series 2017
4.000% due 08/15/2040	3,000	2,745
5.000% due 01/01/2047	2,000	1,865
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.250% due 08/15/2060	3,780	3,875
Permanent University Fund - University of Texas System Revenue Bonds, Series 2024 5.000% due 07/01/2038	7,400	8,064
Rowlett, Texas Special Assessment Bonds, Series 2016 5.750% due 09/15/2036	100	101
Royse City Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2054	5,680	5,781
San Antonio Municipal Facilities Corp. Texas Revenue Bonds, Series 2021 4.000% due 08/01/2048	7,700	6,829
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024 5.000% due 02/01/2044	8,750	9,040
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,010	1,026
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022
5.000% due 11/15/2051	5,000	5,005
5.000% due 11/15/2052	2,800	3,014
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	13,000	14,395
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.519% due 12/15/2026 ~	4,000	4,001
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 5.000% due 06/30/2058	7,970	7,623
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2020 4.000% due 12/31/2037	1,875	1,778
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	7,200	7,209
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048	19,825	20,044
5.000% due 10/15/2058	4,000	4,043
Texas Water Development Board Revenue Bonds, Series 2024 4.125% due 10/15/2047	15,000	13,610
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	2,000	2,008

		405,792

UTAH 1.3%
Downtown Revitalization Public Infrastructure District, Utah Revenue Bonds, (AGC Insured), Series 2025 5.250% due 06/01/2044	4,000	4,213
Salt Lake City, Utah Airport Revenue Bonds, Series 2017
5.000% due 07/01/2042	3,000	2,989
5.000% due 07/01/2047	6,750	6,637
Salt Lake City, Utah Airport Revenue Bonds, Series 2023
5.250% due 07/01/2043	2,500	2,555
5.250% due 07/01/2053	2,000	2,021
Utah County, Utah Revenue Bonds, Series 2016 4.000% due 05/15/2047	2,500	2,193
Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	2,750	2,481
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	6,860	7,647
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	7,400	8,404

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Utah Transit Authority Revenue Bonds, Series 2023 5.000% due 12/15/2041	11,000	11,668

		50,808

VIRGINIA 1.2%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025 5.000% due 11/01/2035	11,000	12,124
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.250% due 07/01/2043	3,500	3,660
Lynchburg Economic Development Authority, Virginia Revenue Bonds, Series 2021 4.000% due 01/01/2038	1,100	1,063
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 4.000% due 07/01/2051	10,725	9,303
Virginia Housing Development Authority Revenue Bonds, Series 2023 5.150% due 10/01/2053	2,345	2,372
Virginia Small Business Financing Authority Revenue Bonds, Series 2019
5.500% due 07/01/2044	7,375	6,175
5.500% due 07/01/2049	2,500	2,013
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,250	2,774
Virginia Small Business Financing Authority Revenue Bonds, Series 2025 5.250% due 06/15/2050	7,000	7,093

		46,577

WASHINGTON 1.2%
Energy Northwest, Washington Revenue Bonds, Series 2025 5.000% due 07/01/2043	6,250	6,555
Washington Health Care Facilities Authority Revenue Bonds, Series 2017 5.000% due 01/01/2047	2,000	2,057
Washington State General Obligation Bonds, Series 2023 5.000% due 08/01/2048	10,000	10,258
Washington State General Obligation Bonds, Series 2024
5.000% due 07/01/2035	1,360	1,539
5.000% due 07/01/2036	2,995	3,356
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025
5.000% due 07/01/2038	1,500	1,569
5.000% due 07/01/2039	1,500	1,557
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	9,849	8,961
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.085% due 03/20/2040	8,860	8,327
Washington State Housing Finance Commission Revenue Notes, (BAM Insured), Series 2025
5.000% due 07/01/2033	1,000	1,085
5.000% due 07/01/2034	1,000	1,080

		46,344

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2025 5.450% due 01/01/2055	8,525	8,701
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 6.000% due 09/01/2048	6,300	6,752
West Virginia Housing Development Fund Revenue Notes, Series 2024 5.000% due 08/01/2027	3,000	3,099

		18,552

WISCONSIN 1.2%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020
4.500% due 01/01/2035	2,275	2,164
5.250% due 03/01/2045	1,825	1,647
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 09/30/2051	1,040	822
4.000% due 03/31/2056	4,690	3,612
4.500% due 06/01/2056	2,500	1,825
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 5.000% due 10/01/2052	9,000	9,012
Public Finance Authority, Wisconsin Revenue Bonds, Series 2025
5.000% due 11/15/2040	500	517
5.000% due 11/15/2041	715	732
5.000% due 11/15/2045	1,150	1,149
5.250% due 06/15/2045	1,000	1,015
5.250% due 06/15/2050	500	502
5.250% due 11/15/2055	1,700	1,706
Public Finance Authority, Wisconsin Revenue Notes, Series 2016 2.625% due 11/01/2025	1,500	1,493
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020
0.000% due 12/15/2037 (d)	3,200	1,849
0.000% due 12/15/2039 (d)	3,250	1,662
0.000% due 12/15/2050 (d)	15,000	4,185
0.000% due 12/15/2060 (d)	2,500	406
Wisconsin Health & Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2024
4.500% due 02/15/2054	5,000	4,731
5.250% due 02/15/2054	2,500	2,566

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	585	508
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021
3.750% due 04/01/2048	5,100	5,100
4.000% due 10/15/2036	2,375	2,352

		49,555

Total Municipal Bonds & Notes (Cost $3,635,096)		3,621,341

U.S. GOVERNMENT AGENCIES 4.0%
BBRA 7.215% due 06/02/2059	$31,400	31,400
Freddie Mac
3.084% due 04/25/2043 ~	8,576	7,465
3.600% due 06/01/2043	5,524	4,990
3.660% due 01/01/2039	3,372	3,160
3.720% due 01/01/2041	8,236	7,588
3.790% due 07/01/2040	3,912	3,647
3.800% due 01/01/2040	9,874	9,215
3.850% due 02/01/2038 - 01/01/2040	17,088	16,110
4.000% due 01/01/2039	2,000	1,919
4.250% due 08/01/2038 - 06/01/2041	15,977	15,567
4.300% due 10/01/2038	10,102	9,935
4.370% due 03/01/2040	3,824	3,785
4.400% due 11/01/2040	4,806	4,726
4.600% due 03/01/2041	4,700	4,675
4.900% due 02/01/2040	4,070	4,241
4.913% due 07/15/2040 •	6,889	7,054
5.210% due 08/01/2040	11,964	12,825
5.360% due 06/01/2039	7,423	8,040

Total U.S. Government Agencies (Cost $153,271)		156,342

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Indiana Housing & Community Development Authority 4.600% due 01/01/2042	4,800	4,780
Multifamily Tax-Exempt Mortgage-backed Securities
4.500% due 08/01/2041	2,486	2,434
4.800% due 07/01/2045	4,200	4,153

Total Non-Agency Mortgage-Backed Securities (Cost $11,486)		11,367

	SHARES
SHORT-TERM INSTRUMENTS 0.3%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	467,332	467

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 0.3%
Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	$11,400	11,432

Total Municipal Bonds & Notes (Cost $11,440)		11,432

Total Short-Term Instruments (Cost $11,907)		11,899

Total Investments in Securities (Cost $3,823,450)		3,811,863

	SHARES
INVESTMENTS IN AFFILIATES 4.0%
SHORT-TERM INSTRUMENTS 4.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.0%
PIMCO Short-Term Floating NAV Portfolio III	16,456,677	160,239

Total Short-Term Instruments (Cost $160,186)		160,239

Total Investments in Affiliates (Cost $160,186)		160,239

Total Investments 100.4% (Cost $3,983,636)		$3,972,102
Financial Derivative Instruments (h) (0.0)%(Cost or Premiums, net $0)		(33)

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Other Assets and Liabilities, net (0.4)%	(14,636)

Net Assets 100.0%	$3,957,433

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^			Security is in default.
«			Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)			Security is an Interest Only ("IO") or IO Strip.
(b)			When-issued security.
(c)			Security is not accruing income as of the date of this report.
(d)			Zero coupon security.
(e)			Security becomes interest bearing at a future date.
(f)			Coupon represents a 7-Day Yield.
(g)			RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2022	2.875%	07/25/2036	11/17/2022	$1,656	$1,726	0.04%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615	08/25/2041	03/19/2024 - 01/22/2025	18,061	18,514	0.47
Lehigh County, Pennsylvania Revenue Bonds, Series 2019	3.020	08/15/2038	09/14/2021	3,143	3,058	0.08
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,412	2,300	0.06

				$25,272	$25,598	0.65%

(h)			FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	104	$(11,661)	$(165)	$0	$(33)

Total Futures Contracts				$(165)	$0	$(33)

Cash of $2,097 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance		$0	$0	$3,676	$3,676
Industrials		0	7,238	0	7,238
Municipal Bonds & Notes
Alabama		0	171,196	0	171,196
Alaska		0	7,774	0	7,774
Arizona		0	44,252	0	44,252
Arkansas		0	5,423	0	5,423
California		0	286,900	0	286,900
Colorado		0	104,058	0	104,058
Connecticut		0	27,169	0	27,169
Delaware		0	8,922	0	8,922
District of Columbia		0	98,574	0	98,574
Florida		0	173,895	0	173,895
Georgia		0	78,611	0	78,611
Idaho		0	2,101	0	2,101
Illinois		0	255,890	0	255,890

Schedule of Investments PIMCO Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Indiana	0	86,569	0	86,569
Iowa	0	9,404	0	9,404
Kentucky	0	34,814	0	34,814
Louisiana	0	40,872	0	40,872
Maine	0	8,790	0	8,790
Maryland	0	35,041	0	35,041
Massachusetts	0	62,999	0	62,999
Michigan	0	99,310	0	99,310
Minnesota	0	52,053	0	52,053
Mississippi	0	5,162	0	5,162
Missouri	0	26,893	0	26,893
Multi-State	0	105,981	0	105,981
Nebraska	0	3,074	0	3,074
Nevada	0	5,167	0	5,167
New Hampshire	0	65,556	0	65,556
New Jersey	0	35,184	0	35,184
New Mexico	0	11,757	0	11,757
New York	0	475,305	0	475,305
North Carolina	0	47,390	0	47,390
North Dakota	0	2,241	0	2,241
Ohio	0	151,150	0	151,150
Oklahoma	0	12,312	0	12,312
Oregon	0	14,577	0	14,577
Pennsylvania	0	120,554	0	120,554
Puerto Rico	0	100,005	0	100,005
Rhode Island	0	30,766	0	30,766
South Carolina	0	36,830	0	36,830
South Dakota	0	6,350	0	6,350
Tennessee	0	52,842	0	52,842
Texas	0	405,792	0	405,792
Utah	0	50,808	0	50,808
Virginia	0	46,577	0	46,577
Washington	0	46,344	0	46,344
West Virginia	0	18,552	0	18,552
Wisconsin	0	49,555	0	49,555
U.S. Government Agencies	0	124,942	31,400	156,342
Non-Agency Mortgage-Backed Securities	0	11,367	0	11,367
Short-Term Instruments
Mutual Funds	0	467	0	467
Municipal Bonds & Notes	0	11,432	0	11,432

	$0	$3,776,787	$35,076	$3,811,863
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$160,239	$0	$0	$160,239

Total Investments	$160,239	$3,776,787	$35,076	$3,972,102

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(33)	$0	$(33)

Total Financial Derivative Instruments	$0	$(33)	$0	$(33)

Totals	$160,239	$3,776,754	$35,076	$3,972,069

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9% ¤
MUNICIPAL BONDS & NOTES 91.2%
ALABAMA 3.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.000% due 06/01/2051	$2,000	$2,025
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,440	1,519
5.500% due 10/01/2054	3,400	3,672
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024
5.000% due 03/01/2055	3,500	3,706
5.000% due 10/01/2055	2,300	2,423
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	800	874
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2024 5.250% due 07/01/2054	2,100	2,248
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	900	880
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	1,900	2,004
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.500% due 01/01/2053	2,500	2,669
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	3,050	3,214
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	4,100	4,240
5.000% due 10/01/2055	300	316
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025
5.000% due 05/01/2055	1,200	1,268
5.000% due 01/01/2056	3,200	3,268
5.250% due 11/01/2055	1,000	1,076
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	1,800	1,822

		37,224

ARIZONA 2.2%
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	1,006
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	5,000	4,990
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 4.125% due 09/01/2032	2,500	2,500
Industrial Development Authority of the City of Phoenix, Arizona Revenue Bonds, Series 2018
5.000% due 07/01/2029	300	309
5.000% due 07/01/2030	350	359
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	1,400	1,535
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	4,500	4,724
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2022 5.000% due 01/01/2031	2,505	2,738
Phoenix Civic Improvement Corp. Arizona Revenue Bonds, Series 2019 4.000% due 07/01/2039	2,500	2,378
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2025 5.000% due 01/01/2041	2,400	2,572

		23,111

CALIFORNIA 7.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2021 2.370% due 04/01/2056 ~	1,000	992
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, California Revenue Bonds, (AGM Insured), Series 2024 4.000% due 07/01/2039	4,250	4,038
California Community Choice Financing Authority Revenue Bonds, Series 2023 5.000% due 02/01/2054	2,400	2,527
California Community Choice Financing Authority Revenue Bonds, Series 2024
5.000% due 05/01/2054	2,900	3,057
5.000% due 02/01/2055	3,900	4,146
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050 (a)	4,300	4,630
California Housing Finance Revenue Bonds, Series 2024 6.000% due 03/01/2053	5,500	5,559
California Housing Finance Revenue Notes, Series 2024 5.870% due 04/01/2029	3,500	3,504

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

California Municipal Finance Authority Revenue Bonds, (FNMA Insured),Series 2024 4.450% due 12/01/2042	500	491
California Municipal Finance Authority Revenue Bonds, Series 2023 4.375% due 09/01/2053	1,250	1,242
California Municipal Finance Authority Revenue Bonds, Series 2024 6.000% due 01/01/2039	4,000	4,052
California Pollution Control Financing Authority Revenue Bonds, Series 2017 4.250% due 11/01/2042	2,500	2,500
California State University Revenue Bonds, Series 2016 0.550% due 11/01/2049	1,625	1,560
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,700	1,740
Folsom Cordova Unified School District, California General Obligation Bonds, (AGM Insured), Series 2019 4.000% due 10/01/2044	2,630	2,447
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021 1.313% due 08/01/2028	4,000	3,693
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,210	1,102
Inland Empire Tobacco Securitization Corp. California Revenue Bonds, Series 2019 3.678% due 06/01/2038	605	581
Los Angeles County, California Metropolitan Transportation Authority Sales Tax Revenue Bonds, Series 2020 4.000% due 06/01/2036	1,700	1,716
Los Angeles Department of Airports, California Revenue Bonds, Series 2018 5.000% due 05/15/2037	3,520	3,572
Los Angeles Department of Airports, California Revenue Notes, Series 2025
5.000% due 05/15/2033	3,000	3,264
5.000% due 05/15/2034	1,000	1,087
Los Angeles Unified School District, California General Obligation Bonds, Series 2025 5.000% due 07/01/2042	3,000	3,217
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.000% due 07/01/2039	3,500	3,594
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,088
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Notes, Series 2024 5.000% due 05/01/2032	4,000	4,339
San Joaquin Valley Clean Energy Authority, California Revenue Bonds, Series 2025 5.500% due 01/01/2056	1,600	1,756
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2034	1,250	1,295

		72,789

COLORADO 3.6%
Board of Governors of Colorado State University System Revenue Bonds, Series 2025 2.050% due 03/01/2055	10,000	10,000
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	2,000	1,722
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2049	1,385	1,161
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2034	1,000	1,104
5.250% due 11/01/2036	1,000	1,083
Colorado Health Facilities Authority Revenue Notes, Series 2024
5.000% due 05/15/2033	2,060	2,277
5.000% due 05/15/2034	1,600	1,797
Colorado Health Facilities Authority Revenue Notes, Series 2025 5.000% due 12/01/2034	2,800	3,041
Colorado State Certificates of Participation Bonds, Series 2017 4.000% due 03/15/2042	2,000	1,838
Colorado State Certificates of Participation Bonds, Series 2018 4.000% due 12/15/2036	1,700	1,697
Denver Convention Center Hotel Authority, Colorado Revenue Bonds, Series 2016 5.000% due 12/01/2027	1,000	1,017
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2032	2,000	2,068
Denver, Colorado Airport System City & County Revenue Notes, Series 2023 5.000% due 11/15/2030	1,500	1,610
Denver, Colorado City & County Revenue Bonds, Series 2017 5.000% due 10/01/2032	1,000	1,000
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.691% due 09/01/2039 ~	1,600	1,591
Elbert County, Colorado Independence Water & Sanitation District Revenue Notes, Series 2024 5.125% due 12/01/2033	1,700	1,721
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 01/15/2031	1,140	1,222
University of Colorado Hospital Authority Revenue Notes, Series 2024 5.000% due 11/15/2031	1,600	1,783

		37,732

CONNECTICUT 0.2%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	895	935

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	1,000	1,064

		1,999

DISTRICT OF COLUMBIA 1.3%
District of Columbia General Obligation Bonds, Series 2024 5.000% due 08/01/2040	5,000	5,352
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2018 5.000% due 10/01/2038	2,730	2,762
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2024 5.000% due 10/01/2037	2,500	2,619
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2021 5.000% due 10/01/2029	3,000	3,198

		13,931

FLORIDA 5.8%
Antillia Community Development District, Florida Special Assessment Notes, Series 2024 5.000% due 05/01/2031	220	223
Babcock Ranch Community Independent Special District, Florida Special Assessment Notes, Series 2021 2.875% due 05/01/2031	1,000	928
Bella Collina Community Development District, Florida Special Assessment Notes, Series 2024 4.250% due 05/01/2031	590	593
Capital Trust Authority, Florida Revenue Bonds, Series 2023 6.000% due 06/15/2043	1,350	1,372
Capital Trust Authority, Florida Revenue Bonds, Series 2025 4.750% due 07/01/2040	1,250	1,200
Florida Development Finance Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 07/01/2044	5,000	4,970
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2026	1,450	1,468
Florida Housing Finance Corp. Revenue Bonds, Series 2024 3.500% due 11/01/2042	1,000	1,005
Florida Municipal Power Agency Revenue Bonds, Series 2015 5.000% due 10/01/2027	500	502
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	2,500	2,249
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 4.000% due 10/01/2042	7,520	7,520
Golden Gem Community Development District, Florida Special Assessment Notes, Series 2024 5.150% due 05/01/2031	535	543
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	1,000	1,000
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2022 5.000% due 10/01/2034	2,400	2,550
Hammock Oaks Community Development District, Florida Special Assessment Notes, Series 2024 5.000% due 05/01/2031	300	303
Hillsborough County, Florida Industrial Development Authority Revenue Notes, Series 2024 5.000% due 11/15/2034	3,000	3,359
Hobe-St Lucie Conservancy District, Florida Special Assessment Notes, Series 2024 4.750% due 05/01/2031	885	907
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024 5.000% due 02/01/2034	1,000	1,052
JEA Electric System, Florida Revenue Bonds, Series 2024 5.000% due 10/01/2035	2,000	2,239
Miami World Center Community Development District, Florida Special Assessment Bonds, Series 2017 4.750% due 11/01/2027	1,150	1,168
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2034	3,800	4,098
Miami-Dade County, Florida Educational Facilities Authority Revenue Bonds, Series 2025 5.250% due 04/01/2038	3,000	3,275
Miami-Dade Seaport Department, Florida Revenue Bonds, Series 2023
5.000% due 10/01/2034	3,400	3,632
5.000% due 10/01/2036	1,300	1,366
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	610	610
North AR-1 Pasco Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	365	369
Orange County, Florida School Board Certificates of Participation Notes, Series 2024 5.000% due 08/01/2034	4,800	5,390
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	1,000	897
Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2032 (b)	1,000	750
Osceola County, Florida Transportation Revenue Notes, Series 2020 0.000% due 10/01/2026 (b)	275	263
Pioneer Ranch Community Development District, Florida Special Assessment Notes, Series 2024 4.200% due 05/01/2031	365	363
Rookery Community Development District, Florida Special Assessment Notes, Series 2024 4.250% due 05/01/2031	300	299
Two Rivers West Community Development District, Florida Special Assessment Notes, Series 2024 4.800% due 05/01/2031	220	223
University of Florida Department of Housing & Residence Education Hsg Sys Rev, Florida Revenue Bonds, Series 2021 4.000% due 07/01/2035	2,000	2,026

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Village Community Development District No. 15, Florida Special Assessment Bonds, Series 2023 4.850% due 05/01/2038	990	999
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2024 4.000% due 05/01/2034	700	687
Westside Haines City Community Development District, Florida Special Assessment Notes, Series 2024 4.875% due 05/01/2031	440	446

		60,844

GEORGIA 1.9%
Atlanta, Georgia Airport Passenger Facility Charge Revenue Bonds, Series 2019
4.000% due 07/01/2035	4,000	3,996
4.000% due 07/01/2036	2,000	1,986
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	1,000	880
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2023 5.000% due 04/01/2041	3,125	3,229
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	1,500	1,504
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	250	252
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	2,400	2,530
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2024
5.000% due 12/01/2054	900	952
5.000% due 05/01/2055	1,600	1,685
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2034	500	522
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	1,000	920
Municipal Electric Authority of Georgia Revenue Bonds, Series 2024 5.000% due 01/01/2037	1,340	1,450
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2028	175	181

		20,087

HAWAII 0.3%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	3,000	3,000

IDAHO 0.3%
Idaho Health Facilities Authority Revenue Bonds, Series 2025 5.000% due 03/01/2060	1,800	1,959
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	893	802

		2,761

ILLINOIS 4.1%
Chicago O'Hare International Airport, Illinois Revenue Bonds, (BAM Insured), Series 2023 5.250% due 01/01/2041	1,945	2,055
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.000% due 01/01/2035	715	752
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2024 5.000% due 01/01/2036	1,800	1,908
Chicago Transit Authority Capital Grant Receipts, Illinois Revenue Notes, Series 2021
5.000% due 06/01/2027	2,640	2,722
5.000% due 06/01/2028	1,875	1,962
Illinois Finance Authority Revenue Bonds, Series 2010 4.800% due 12/01/2043	1,200	1,216
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2041	1,250	1,275
Illinois Finance Authority Revenue Bonds, Series 2020 5.000% due 08/15/2033	1,750	1,880
Illinois Finance Authority Revenue Bonds, Series 2022 3.950% due 08/15/2057	1,000	1,000
Illinois Finance Authority Revenue Bonds, Series 2025 5.000% due 08/15/2038	1,000	1,058
Illinois Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2032	5,000	5,456
Illinois Sales Tax State Revenue Bonds, Series 2013 5.000% due 06/15/2026	575	577
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	750	740
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2035	2,470	2,604
Illinois State General Obligation Bonds, Series 2023 5.000% due 12/01/2043	3,055	3,083
Illinois State General Obligation Bonds, Series 2024 5.000% due 05/01/2035	4,850	5,229
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	1,000	1,012
Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2031	2,000	2,158

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.000% due 02/01/2033	1,100	1,196
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	1,000	1,071
Sales Tax Securitization Corp. Illinois Revenue Bonds, (BAM Insured), Series 2020 5.000% due 01/01/2037	3,350	3,489

		42,443

INDIANA 1.8%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	3,000	2,914
Indiana Finance Authority Revenue Bonds, Series 2012
3.000% due 11/01/2030	1,900	1,848
4.250% due 11/01/2030	1,000	1,019
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 02/01/2037	1,225	1,351
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2057 (a)	1,500	1,646
Indianapolis Local Public Improvement Bond Bank, Indiana Revenue Notes, Series 2023 5.000% due 03/01/2033	1,100	1,158
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,527
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,500	2,527
Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	1,900	1,899
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	2,000	2,032

		18,921

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022
4.000% due 12/01/2050	900	961
5.000% due 12/01/2050	400	454
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2021 4.000% due 06/01/2038	1,000	957

		2,372

KENTUCKY 1.1%
Kentucky Bond Development Corp. Revenue Bonds, Series 2025 5.000% due 08/15/2055	2,300	2,502
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	900	951
Kentucky Public Energy Authority Revenue Bonds, Series 2025 5.250% due 06/01/2055	800	846
Kentucky State Property & Building Commission Revenue Bonds, Series 2022
5.000% due 06/01/2035	3,000	3,303
5.250% due 06/01/2039	1,250	1,336
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2039	1,000	1,043
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,600	1,615

		11,596

LOUISIANA 0.8%
Louisiana Public Facilities Authority Revenue Notes, Series 2025 5.000% due 05/15/2030	2,200	2,363
New Orleans Aviation Board, Louisiana Revenue Bonds, Series 2024 5.000% due 01/01/2036	2,000	2,124
New Orleans Aviation Board, Louisiana Revenue Notes, Series 2024 5.000% due 01/01/2035	3,200	3,426

		7,913

MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021 4.000% due 06/01/2035	450	431
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2025 5.000% due 07/01/2045	1,100	1,206
Maryland State General Obligation Bonds, Series 2022 5.000% due 06/01/2037	1,510	1,642

		3,279

MASSACHUSETTS 0.9%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	1,600	1,734
Commonwealth of Massachusetts General Obligation Bonds, Series 2025
5.000% due 07/01/2037	1,500	1,677
5.000% due 04/01/2041	5,000	5,367

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	500	525

		9,303

MICHIGAN 3.8%
Detroit, Michigan General Obligation Notes, Series 2023
5.250% due 05/01/2028	300	315
5.250% due 05/01/2029	500	532
5.250% due 05/01/2030	700	754
5.250% due 05/01/2031	600	653
5.250% due 05/01/2032	600	657
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.655% due 07/01/2032 ~	1,000	987
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	1,660	1,713
Great Lakes Water Authority Sewage Disposal System, Michigan Revenue Bonds, Series 2023 5.000% due 07/01/2038	3,500	3,786
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	500	501
Michigan Finance Authority Revenue Bonds, Series 2024
5.000% due 08/31/2035	1,190	1,296
5.000% due 02/28/2037	1,935	2,079
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2032	1,205	1,299
5.000% due 08/31/2033	1,950	2,110
Michigan State Hospital Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2035	2,400	2,685
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	900	988
Michigan Strategic Fund Revenue Bonds, Series 2001 4.125% due 08/01/2027	3,500	3,522
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,000	1,085
Northern Michigan University Revenue Bonds, Series 2025 5.250% due 06/01/2045 (a)	850	868
Wayne County, Michigan Airport Authority Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2034	1,640	1,756
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2028	7,210	7,594
5.000% due 12/01/2032	1,470	1,592
Western Michigan University Revenue Bonds, (AGC Insured), Series 2025 5.000% due 11/15/2035	800	896
Western Michigan University Revenue Notes, (AGC Insured), Series 2025 5.000% due 11/15/2032	1,600	1,788

		39,456

MINNESOTA 1.0%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Notes, Series 2025
5.000% due 07/01/2029	3,300	3,535
5.000% due 07/01/2031	2,000	2,186
Minneapolis, Minnesota Revenue Bonds, Series 2018 5.000% due 11/15/2036	2,000	2,036
Minneapolis, Minnesota Revenue Bonds, Series 2023 5.000% due 11/15/2052	1,000	1,051
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 01/01/2055	1,000	1,112
St Cloud, Minnesota Revenue Bonds, Series 2019 5.000% due 05/01/2048	1,000	1,000

		10,920

MISSISSIPPI 0.2%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	750	750
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2038	1,000	1,066

		1,816

MISSOURI 0.5%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2012 4.000% due 11/15/2042	1,300	1,172
Missouri Development Finance Board Revenue Notes, Series 2022 5.000% due 05/01/2031	1,190	1,305
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056 (a)	900	998
St Louis County, Missouri Industrial Development Authority Revenue Bonds, (FNMA Insured), Series 2023 4.910% due 01/01/2042	1,935	1,922

		5,397

MULTI-STATE 3.3%
FHLMC Multifamily VRD Certificates, Revenue Bonds, Series 2025 4.869% due 01/25/2043	10,400	10,400

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2019 3.400% due 01/25/2036	2,704	2,546
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	4,103	4,107
4.552% due 08/25/2040 ~	4,454	4,508
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024
4.615% due 08/25/2041 ~(c)	9,955	10,229
4.685% due 10/25/2040	2,976	3,035

		34,825

NEVADA 0.4%
Las Vegas, Nevada Revenue Bonds, Series 2016 4.375% due 06/15/2035	1,070	1,023
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (b)	2,000	299
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,506

		3,828

NEW HAMPSHIRE 1.0%
New Hampshire Business Finance Authority Revenue Bonds, Series 2023 3.875% due 01/20/2038	2,444	2,233
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041 ~	3,193	3,035
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	2,500	2,803
New Hampshire National Finance Authority Affordable Housing, Series 2024 4.150% due 10/20/2040	2,395	2,316

		10,387

NEW JERSEY 1.9%
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.185% due 03/01/2030	1,000	1,028
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056 (a)	1,200	1,344
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2008 0.000% due 12/15/2037 (b)	2,250	1,326
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (b)	1,500	1,047
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010 0.000% due 12/15/2037 (b)	1,560	919
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	3,500	3,768
5.000% due 06/15/2037	4,000	4,268
South Jersey Port Corp. New Jersey Revenue Bonds, Series 2016 5.000% due 01/01/2035	290	291
Tobacco Settlement Financing Corp. New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2031	4,500	4,626
5.000% due 06/01/2046	1,760	1,698

		20,315

NEW MEXICO 0.7%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	3,000	2,752
Farmington, New Mexico Revenue Bonds, Series 2010 3.875% due 06/01/2040	3,000	3,043
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	1,700	1,575

		7,370

NEW YORK 9.4%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	2,500	2,521
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2042	2,375	2,472
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2015 3.900% due 11/15/2050	1,000	1,000
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	700	694
New York City, New York General Obligation Bonds, Series 2019 3.900% due 10/01/2046	3,500	3,500
New York City, New York General Obligation Bonds, Series 2023 5.000% due 08/01/2037	1,750	1,895
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 3.950% due 06/15/2048	8,000	8,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	4,000	4,463
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2022 3.900% due 06/15/2033	6,440	6,440
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,000	1,054

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2040	1,000	1,051
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.000% due 05/01/2036	1,750	1,920
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 05/01/2046	1,000	1,030
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2036	4,700	5,224
5.000% due 11/01/2037	2,250	2,473
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	2,000	1,958
5.150% due 11/15/2034	2,500	2,500
5.375% due 11/15/2040	2,400	2,400
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	2,000	2,006
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 03/15/2036	6,000	6,100
New York State Dormitory Authority Revenue Bonds, Series 2020 4.000% due 03/15/2034	1,500	1,522
New York State Dormitory Authority Revenue Bonds, Series 2025 5.000% due 07/01/2038	1,940	2,068
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	2,900	3,215
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	1,000	988
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 5.125% due 09/01/2050	1,150	1,184
New York State Urban Development Corp. Revenue Bonds, Series 2023 5.000% due 03/15/2037	2,200	2,415
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.500% due 06/30/2042	2,000	2,087
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.250% due 06/30/2039	1,400	1,493
New York Transportation Development Corp. Revenue Bonds, Series 2023 6.000% due 04/01/2035	2,500	2,721
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	2,000	2,030
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	5,000	4,916
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.000% due 08/01/2039	1,500	1,533
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2036	1,500	1,575
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/15/2029	8,000	8,658
5.000% due 12/01/2034	835	951
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	750	759
5.000% due 06/01/2027	750	768

		97,584

NORTH CAROLINA 0.6%
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,600	1,755
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 01/01/2056	2,000	2,267
North Carolina State Revenue Notes, Series 2025 5.000% due 03/01/2030	2,140	2,340

		6,362

NORTH DAKOTA 0.2%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023
5.000% due 12/01/2035	300	323
5.000% due 12/01/2039	225	234
North Dakota Housing Finance Agency Revenue Bonds, Series 2025 6.000% due 01/01/2056	1,300	1,425

		1,982

OHIO 2.1%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2019 5.000% due 02/15/2031	320	340
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020 5.000% due 06/01/2034	1,000	1,036
Columbus Regional Airport Authority, Ohio Revenue Notes, Series 2025 5.000% due 01/01/2035	2,500	2,680
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 3.375% due 08/01/2029	1,200	1,168
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,218
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	5,285	5,342
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2025
5.000% due 02/01/2040	1,250	1,320

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

5.000% due 02/01/2041	1,400	1,465
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 03/01/2055	4,000	4,392
Port of Greater Cincinnati Development Authority, Ohio Revenue Bonds, (AGM Insured), Series 2024
5.000% due 12/01/2037	375	399
5.000% due 12/01/2043	435	440
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2030 (b)	700	579

		21,379

OKLAHOMA 0.7%
Grand River Dam Authority, Oklahoma Revenue Bonds, Series 2024 5.000% due 06/01/2037	2,090	2,281
Oklahoma Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 09/01/2056	3,500	3,958
Tulsa County, Oklahoma Industrial Authority Revenue Notes, Series 2025 5.000% due 09/01/2033	500	562

		6,801

OREGON 1.6%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 5.000% due 08/15/2038	5,195	5,358
Oregon Department of Transportation State Revenue Bonds, Series 2024 5.000% due 05/15/2037	1,300	1,430
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2030	600	636
Oregon State Facilities Authority Revenue Notes, Series 2022 5.000% due 06/01/2030	1,700	1,835
Oregon State Lottery Revenue Bonds, Series 2025 5.000% due 04/01/2037	1,950	2,183
Oregon State Lottery Revenue Notes, Series 2025 5.000% due 04/01/2034	500	569
Port of Portland, Oregon Airport Revenue Bonds, Series 2023 5.000% due 07/01/2036	4,400	4,653

		16,664

PENNSYLVANIA 3.5%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 2.620% due 11/15/2047 ~	4,350	4,301
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	2,250	2,105
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 3.826% due 06/01/2037 ~	2,000	1,861
Doylestown Hospital Authority, Pennsylvania Revenue Notes, Series 2024 5.000% due 07/01/2031	1,500	1,582
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,250	1,900
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	2,000	2,060
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2024 3.950% due 08/15/2054	8,350	8,350
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009 5.250% due 12/01/2037	1,000	1,008
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	860
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2038	1,350	1,434
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2025 5.000% due 03/15/2060	3,600	3,776
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2022 5.000% due 06/30/2032	2,770	2,987
Pennsylvania Housing Finance Agency Revenue Bonds, Series 2024 6.250% due 10/01/2054	500	547
Pennsylvania Turnpike Commission Revenue Bonds, Series 2024 5.000% due 12/01/2039	1,000	1,063
Philadelphia Gas Works, Co., Pennsylvania Revenue Notes, Series 2016 5.000% due 10/01/2026	660	677
Philadelphia, Pennsylvania General Obligation Bonds, Series 2021 4.000% due 05/01/2037	1,415	1,390
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 07/01/2037	700	649

		36,550

PUERTO RICO 2.1%
Commonwealth of Puerto Rico General Obligation Notes, Series 2021 5.625% due 07/01/2027	2,928	3,013
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	2,111	2,024
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.568% (US0003M + 0.520%) due 07/01/2029 ~	345	330
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2031 (b)	1,682	1,315

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

0.010% due 07/01/2046 (b)	6,100	1,943
4.500% due 07/01/2034	1,500	1,500
5.000% due 07/01/2058	9,327	8,782
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	3,200	3,071

		21,978

RHODE ISLAND 0.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 2024 5.000% due 05/15/2036	1,000	1,069
Rhode Island Health & Educational Building Corp. Revenue Notes, Series 2024 5.000% due 05/15/2034	3,000	3,255
Tobacco Settlement Financing Corp. Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	2,950	2,951
5.000% due 06/01/2040	1,205	1,205

		8,480

SOUTH CAROLINA 1.0%
Charleston County, South Carolina Airport District Revenue Notes, Series 2024 5.000% due 07/01/2034	810	910
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,400	1,504
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2025 5.000% due 11/01/2049	4,000	4,245
South Carolina Jobs-Economic Development Authority Revenue Notes, Series 2023 4.000% due 04/01/2033	1,000	1,003
South Carolina Public Service Authority Revenue Bonds, Series 2025
5.000% due 12/01/2041	1,500	1,559
5.000% due 12/01/2043	1,500	1,536

		10,757

SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2027	535	538
South Dakota Housing Development Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 4.500% due 11/01/2045	1,700	1,636

		2,174

TENNESSEE 1.4%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023 5.000% due 07/01/2037	715	789
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2023 4.875% due 10/01/2038	1,785	1,795
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024 3.250% due 10/01/2045	2,500	2,500
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	2,012
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,100
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	5,000	5,270

		14,466

TEXAS 14.1%
Aldine Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2040	4,000	4,258
Austin Housing Finance Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	800	807
Austin, Texas Airport System Revenue Bonds, Series 2022 5.000% due 11/15/2037	2,000	2,084
Board of Regents of the University of Texas System Revenue Bonds, Series 2025 5.000% due 08/15/2036	2,500	2,809
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,750	1,842
Clifton Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.250% due 02/15/2045	2,300	2,378
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2038	3,000	3,224
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	8,000	8,734
Ector County, Texas General Obligation Bonds, Series 2024 5.000% due 02/15/2036	3,000	3,284
EP Essential Housing WF PFC, Texas Revenue Notes, Series 2024 4.250% due 12/01/2034	7,400	7,344
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 3.800% due 08/01/2055	12,250	12,436
Fort Worth, Texas Water & Sewer System Revenue Bonds, Series 2025 5.000% due 02/15/2047 (a)	3,095	3,161
Garland Housing Finance Corp. Texas Revenue Bonds, (FNMA Insured), Series 2024 4.610% due 01/01/2043	500	491

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2018 5.000% due 10/01/2043	5,500	5,564
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,619
Gulf Coast Industrial Development Authority, Texas Revenue Bonds, Series 2012 3.950% due 11/01/2041	8,000	8,000
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024
5.000% due 10/01/2031	1,000	1,109
5.000% due 07/01/2034	2,200	2,447
Harris County, Texas General Obligation Bonds, Series 2024
5.000% due 09/15/2040	3,500	3,732
5.000% due 09/15/2041	3,000	3,172
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2037	1,100	1,188
5.000% due 02/15/2038	1,265	1,356
5.000% due 02/15/2039	3,000	3,192
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,000	1,051
Houston, Texas Airport System Revenue Notes, Series 2024 5.250% due 07/15/2034	6,000	6,187
Lamar Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2036	2,545	2,793
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025 4.000% due 05/01/2043	8,500	8,630
Love Field Airport Modernization Corp. Texas Revenue Bonds, (AGM Insured), Series 2021 5.000% due 11/01/2032	2,000	2,129
Lower Colorado River Authority, Texas Revenue Bonds, (AGM Insured), Series 2024 5.000% due 05/15/2040	1,250	1,315
Lower Colorado River Authority, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2045	2,100	2,263
Manor Housing Public Facility Corp. Texas Revenue Bonds, Series 2024 3.400% due 11/01/2042	1,300	1,302
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024
4.000% due 05/15/2043	825	751
5.000% due 05/15/2037	950	1,030
Midland Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2024 5.000% due 02/15/2050	1,750	1,760
Mission Economic Development Corp. Texas Revenue Bonds, Series 2024 4.000% due 06/01/2054	3,000	2,885
Newark Higher Education Finance Corp. Texas Revenue Bonds, (PSF Insured), Series 2025 5.000% due 08/15/2036	600	660
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	515	520
North Texas Tollway Authority Revenue Bonds, Series 2022 5.000% due 01/01/2036	1,250	1,349
North Texas Tollway Authority Revenue Notes, Series 2023 5.000% due 01/01/2031	2,500	2,746
San Antonio Water System, Texas Revenue Bonds, Series 2025 5.000% due 05/15/2039	2,050	2,230
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2024
5.000% due 02/01/2035	2,250	2,522
5.000% due 02/01/2040	3,500	3,716
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2018 5.000% due 07/01/2048	4,965	4,864
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	3,000	3,322
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.519% due 12/15/2026 ~	750	750
Texas State General Obligation Bonds, Series 2024 5.000% due 10/01/2042	4,700	4,937
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	1,800	1,802
Town of Trophy Club, Texas Public Improvement District No 1 Special Assessment Notes, Series 2025 5.000% due 09/01/2030	500	526

		147,271

UTAH 0.5%
Mida Mountain Village Public Infrastructure District, Utah Special Assessment Notes, Series 2021 4.000% due 08/01/2028	1,230	1,230
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	1,490	1,661
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	1,900	2,158

		5,049

VIRGINIA 0.9%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,725
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2025 5.000% due 11/01/2035	2,000	2,204
Isle of Wight County Economic Development Authority, Virginia Revenue Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2037	500	541
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,420	1,421

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Virginia Small Business Financing Authority Revenue Bonds, Series 2025 5.000% due 06/15/2060	3,500	3,730

		9,621

WASHINGTON 1.8%
King County, Washington General Obligation Bonds, Series 2024 5.000% due 12/01/2044	3,190	3,334
Port of Seattle, Washington Revenue Bonds, Series 2019 4.000% due 04/01/2044	5,000	4,289
Washington Higher Education Facilities Authority Revenue Bonds, Series 2017 4.000% due 05/01/2037	1,500	1,461
Washington State General Obligation Bonds, Series 2016 5.000% due 07/01/2033	2,000	2,017
Washington State Housing Finance Commission Revenue Bonds, (BAM Insured), Series 2025 5.000% due 07/01/2036	1,160	1,235
Washington State Housing Finance Commission Revenue Bonds, (FNMA Insured), Series 2024 4.400% due 03/01/2043	2,100	2,000
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	2,807	2,554
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.085% due 03/20/2040	2,190	2,059

		18,949

WEST VIRGINIA 0.1%
West Virginia Hospital Finance Authority Revenue Bonds, Series 2023 5.750% due 09/01/2041	1,100	1,170

WISCONSIN 2.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,500	2,589
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2046	4,250	4,300
Public Finance Authority, Wisconsin Revenue Bonds, Series 2023 4.000% due 10/01/2055	8,000	8,000
Public Finance Authority, Wisconsin Revenue Notes, Series 2024 5.000% due 12/15/2034	825	831
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2029 (b)	2,105	1,801
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,000	1,874
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2028	900	949

		20,344

Total Municipal Bonds & Notes (Cost $946,626)		951,200

U.S. GOVERNMENT AGENCIES 3.3%
Freddie Mac
3.084% due 04/25/2043 ~	1,479	1,287
3.600% due 06/01/2043	1,381	1,247
3.720% due 01/01/2041	1,775	1,636
3.800% due 01/01/2040	5,925	5,529
3.850% due 01/01/2040	1,900	1,786
4.250% due 06/01/2041	2,193	2,112
4.300% due 10/01/2038	2,976	2,927
4.370% due 03/01/2040	985	975
4.400% due 11/01/2040	4,952	4,870
4.600% due 03/01/2041	1,000	995
4.850% due 08/01/2038	2,230	2,335
4.900% due 02/01/2040	989	1,030
4.913% due 07/15/2040 •	1,961	2,008
5.210% due 08/01/2040	2,670	2,862
5.360% due 06/01/2039	2,474	2,680

Total U.S. Government Agencies (Cost $33,670)		34,279

SHORT-TERM INSTRUMENTS 0.4%
MUNICIPAL BONDS & NOTES 0.4%
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026 (a)	$1,600	1,614

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	2,800	2,808

Total Municipal Bonds & Notes (Cost $4,424)		4,422

Total Short-Term Instruments (Cost $4,424)		4,422

Total Investments in Securities (Cost $984,719)		989,901

	SHARES
INVESTMENTS IN AFFILIATES 5.0%
SHORT-TERM INSTRUMENTS 5.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.0%
PIMCO Short-Term Floating NAV Portfolio III	5,345,530	52,049

Total Short-Term Instruments (Cost $52,044)		52,049

Total Investments in Affiliates (Cost $52,044)		52,049

Total Investments 99.9% (Cost $1,036,764)		$1,041,950
Other Assets and Liabilities, net 0.1%		746

Net Assets 100.0%		$1,042,696

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2024	4.615%	08/25/2041	03/19/2024-01/22/2025	$9,914	$10,229	0.98%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$37,224	$0	$37,224
Arizona	0	23,111	0	23,111
California	0	72,789	0	72,789
Colorado	0	37,732	0	37,732
Connecticut	0	1,999	0	1,999
District of Columbia	0	13,931	0	13,931
Florida	0	60,844	0	60,844
Georgia	0	20,087	0	20,087
Hawaii	0	3,000	0	3,000
Idaho	0	2,761	0	2,761
Illinois	0	42,443	0	42,443
Indiana	0	18,921	0	18,921
Iowa	0	2,372	0	2,372
Kentucky	0	11,596	0	11,596
Louisiana	0	7,913	0	7,913
Maryland	0	3,279	0	3,279
Massachusetts	0	9,303	0	9,303
Michigan	0	39,456	0	39,456
Minnesota	0	10,920	0	10,920
Mississippi	0	1,816	0	1,816
Missouri	0	5,397	0	5,397
Multi-State	0	34,825	0	34,825
Nevada	0	3,828	0	3,828
New Hampshire	0	10,387	0	10,387
New Jersey	0	20,315	0	20,315
New Mexico	0	7,370	0	7,370
New York	0	97,584	0	97,584
North Carolina	0	6,362	0	6,362
North Dakota	0	1,982	0	1,982
Ohio	0	21,379	0	21,379
Oklahoma	0	6,801	0	6,801
Oregon	0	16,664	0	16,664
Pennsylvania	0	36,550	0	36,550
Puerto Rico	0	21,978	0	21,978
Rhode Island	0	8,480	0	8,480
South Carolina	0	10,757	0	10,757
South Dakota	0	2,174	0	2,174
Tennessee	0	14,466	0	14,466
Texas	0	147,271	0	147,271
Utah	0	5,049	0	5,049
Virginia	0	9,621	0	9,621
Washington	0	18,949	0	18,949
West Virginia	0	1,170	0	1,170
Wisconsin	0	20,344	0	20,344
U.S. Government Agencies	0	34,279	0	34,279
Short-Term Instruments
Municipal Bonds & Notes	0	4,422	0	4,422

$0	$989,901	$0	$989,901
Investments in Affiliates, at Value

Schedule of Investments PIMCO National Intermediate Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Short-Term Instruments
Central Funds Used for Cash Management Purposes	$52,049	$0	$0	$52,049

Total Investments	$52,049	$989,901	$0	$1,041,950

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO National Municipal Intermediate Value Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 96.2% ¤
MUNICIPAL BONDS & NOTES 95.8%
ALABAMA 3.9%
Alabama Corrections Institution Finance Authority Revenue Notes, Series 2022 5.000% due 07/01/2028	$1,500	$1,591
Marshall County, Alabama Board of Education Special Tax Notes, (BAM Insured), Series 2024 5.000% due 03/01/2034	500	553

		2,144

ALASKA 4.1%
Alaska Housing Finance Corp. Revenue Notes, Series 2024 5.000% due 12/01/2032	2,000	2,236

CALIFORNIA 8.4%
Antelope Valley Community College District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2036 (a)	945	586
California Municipal Finance Authority Revenue Bonds, Series 2024
5.000% due 12/01/2035	730	804
5.000% due 12/01/2036	380	414
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 5.000% due 05/15/2031	1,605	1,710
Washington Township Health Care District, California General Obligation Bonds, Series 2013 5.500% due 08/01/2038	1,120	1,123

		4,637

CONNECTICUT 0.4%
Connecticut State General Obligation Bonds, Series 2015 5.000% due 11/15/2028	195	196

FLORIDA 2.9%
Jacksonville Housing Authority, Florida Revenue Notes, Series 2024 5.000% due 02/01/2034	1,500	1,578

GEORGIA 2.8%
Griffin-Spalding County Hospital Authority, Georgia Revenue Bonds, Series 2017 5.000% due 04/01/2033	1,500	1,537

ILLINOIS 16.7%
Chicago Park District, Illinois General Obligation Bonds, Series 2024 5.000% due 11/15/2035	2,005	2,176
Cook County, Illinois School District No 111, Burbank General Obligation Bonds, (AGM Insured), Series 2016
4.000% due 12/01/2029	725	735
4.000% due 12/01/2030	1,020	1,032
Cook County, Illinois School District No 26, River Trails General Obligation Notes, Series 2024 5.000% due 12/15/2032	430	471
Jefferson & Franklin Etc Counties Community College District, Illinois General Obligation Notes, (AGM Insured), Series 2023 5.000% due 12/01/2031	1,275	1,376
Kendall Kane & Will Counties Community Unit School District, Illinois General Obligation Notes, (BAM Insured), Series 2023 4.000% due 10/01/2030	1,000	1,041
Village of Arlington Heights, Illinois General Obligation Bonds, Series 2016 4.000% due 12/01/2036	1,000	1,001
Village of Bolingbrook, Illinois General Obligation Bonds, Series 2019 4.000% due 01/01/2033	1,445	1,384

		9,216

INDIANA 0.7%
Fort Wayne Redevelopment Authority, Indiana Revenue Notes, Series 2022 5.000% due 12/15/2029	360	388

MAINE 2.6%
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2030	1,065	1,122

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2025 (Unaudited)

Maine Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 11/01/2037	310	338

		1,460

MICHIGAN 2.6%
Battle Creek School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2016 5.000% due 05/01/2028	175	178
Michigan Finance Authority Revenue Bonds, Series 2017 5.000% due 12/01/2035	720	740
Zeeland Public School, Michigan General Obligation Bonds, (BAM Insured), Series 2023 5.000% due 05/01/2037	500	537

		1,455

MINNESOTA 1.8%
Minnesota Housing Finance Agency Revenue Bonds, Series 2015 5.000% due 08/01/2036	1,000	1,001

MISSISSIPPI 2.9%
Mississippi Development Bank Revenue Notes, (BAM Insured), Series 2023 5.000% due 04/01/2031	1,485	1,612

MISSOURI 4.9%
Greene County, Missouri Certificates of Participation Bonds, Series 2018 5.000% due 09/01/2034	1,185	1,235
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 5.000% due 03/01/2037	560	596
Missouri Development Finance Board Revenue Bonds, Series 2022
5.250% due 05/01/2035	485	530
5.250% due 05/01/2037	300	321

		2,682

MULTI-STATE 1.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.033% due 12/25/2036	977	978

NEVADA 2.2%
Clark Department of Aviation, Nevada Revenue Notes, Series 2022 5.000% due 07/01/2026	1,170	1,191

NEW YORK 1.1%
New York State Housing Finance Agency Revenue Bonds, Series 2024 3.450% due 06/15/2054	630	631

OHIO 2.2%
Piqua City School District, Ohio Certificates of Participation Bonds, (BAM insured), Series 2019 4.000% due 03/01/2035	1,225	1,238

OREGON 7.4%
Clackamas & Washington Counties School District No 3, Oregon General Obligation Bonds, Series 2022 0.000% due 06/15/2036 (a)	1,605	1,005
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2036 (b)	1,685	1,649
Oregon Coast Community College District, Oregon General Obligation Bonds, Series 2024 5.000% due 06/15/2037	300	332
Port of Portland, Oregon Airport Revenue Notes, Series 2024 5.000% due 07/01/2033	1,000	1,088

		4,074

PENNSYLVANIA 5.9%
Avon Grove School District Chester County, Pennsylvania General Obligation Bonds, Series 2022 4.000% due 11/15/2036	1,000	1,005
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2028	1,095	1,149
Neshannock Township School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023
5.000% due 09/01/2038	465	477
5.000% due 09/01/2039	595	607

		3,238

SOUTH CAROLINA 1.9%
South Carolina Ports Authority Revenue Bonds, Series 2018 5.000% due 07/01/2034	1,025	1,053

SOUTH DAKOTA 3.8%
South Dakota Board of Regents Revenue Bonds, Series 2017 5.000% due 04/01/2032	1,010	1,044

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2025 (Unaudited)

South Dakota Housing Development Authority Revenue Notes, Series 2022 5.000% due 05/01/2029	1,005	1,077

		2,121

TEXAS 14.8%
Brownsville, Texas General Obligation Bonds, Series 2017 5.000% due 02/15/2036	1,225	1,246
City of Odessa, Texas General Obligation Notes, Series 2019
5.000% due 03/01/2026	545	550
5.000% due 03/01/2027	515	529
EP Cimarron Ventanas PFC, Texas Revenue Bonds, Series 2024 4.125% due 12/01/2039	2,000	1,900
Harris Montgomery Counties Municipal Utility District No 386, Texas General Obligation Notes, (BAM Insured), Series 2017
3.000% due 09/01/2026	870	869
3.000% due 09/01/2027	860	856
Travis County Water Control & Improvement District No 17, Texas General Obligation Notes, (BAM Insured), Series 2016 3.000% due 11/01/2025	590	589
Waller County, Texas General Obligation Bonds, Series 2023 4.000% due 02/15/2037	1,615	1,630

		8,169

Total Municipal Bonds & Notes (Cost $53,481)		52,835

	SHARES
SHORT-TERM INSTRUMENTS 0.4%
MUTUAL FUNDS 0.4%
Fidelity Investments Money Market Government Portfolio, Class I 4.410% (c)	204,222	204

Total Short-Term Instruments (Cost $204)		204

Total Investments in Securities (Cost $53,685)		53,039

INVESTMENTS IN AFFILIATES 2.9%
SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	167,847	1,634

Total Short-Term Instruments (Cost $1,634)		1,634

Total Investments in Affiliates (Cost $1,634)		1,634

Total Investments 99.1% (Cost $55,319)		$54,673
Other Assets and Liabilities, net 0.9%		479

Net Assets 100.0%		$55,152

Schedule of Investments PIMCO National Municipal Intermediate Value Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Zero coupon security.
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$2,144	$0	$2,144
Alaska	0	2,236	0	2,236
California	0	4,637	0	4,637
Connecticut	0	196	0	196
Florida	0	1,578	0	1,578
Georgia	0	1,537	0	1,537
Illinois	0	9,216	0	9,216
Indiana	0	388	0	388
Maine	0	1,460	0	1,460
Michigan	0	1,455	0	1,455
Minnesota	0	1,001	0	1,001
Mississippi	0	1,612	0	1,612
Missouri	0	2,682	0	2,682
Multi-State	0	978	0	978
Nevada	0	1,191	0	1,191
New York	0	631	0	631
Ohio	0	1,238	0	1,238
Oregon	0	4,074	0	4,074
Pennsylvania	0	3,238	0	3,238
South Carolina	0	1,053	0	1,053
South Dakota	0	2,121	0	2,121
Texas	0	8,169	0	8,169
Short-Term Instruments
Mutual Funds	204	0	0	204

	$204	$52,835	$0	$53,039
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,634	$0	$0	$1,634

Total Investments	$1,838	$52,835	$0	$54,673

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.8% ¤
MUNICIPAL BONDS & NOTES 98.7%
ALABAMA 2.4%
Alabama Community College System Revenue Bonds, (AGM Insured), Series 2023 5.000% due 06/01/2053	$500	$501
Lower Alabama Gas District Revenue Bonds, Series 2016 5.000% due 09/01/2046	2,150	2,194
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,185	2,161
Sylacauga, Alabama General Obligation Bonds, (BAM Insured), Series 2024 4.250% due 04/01/2049	1,000	909

		5,765

ARIZONA 0.8%
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2020 5.000% due 07/01/2047	2,000	2,007

ARKANSAS 1.7%
University of Arkansas Revenue Bonds, Series 2022 5.000% due 04/01/2052	4,000	4,048

CALIFORNIA 0.8%
California State General Obligation Bonds, (AMBAC Insured), Series 1997 5.125% due 10/01/2027	100	100
Fairfield, California Certificates of Participation Bonds, (AGC Insured), Series 2007 0.000% due 04/01/2030 (a)	1,000	857
Modesto Elementary School District, California General Obligation Bonds, Series 2023 5.000% due 08/01/2047	1,000	1,028

		1,985

COLORADO 2.0%
Board of Governors of Colorado State University System Revenue Bonds, Series 2023 5.000% due 03/01/2051	235	231
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 11/01/2039	2,500	2,556
Northern Colorado Water Conservancy District Certificates Of Participation, Series 2022 5.250% due 07/01/2052	2,100	2,146

		4,933

DISTRICT OF COLUMBIA 1.4%
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Bonds, Series 2017 5.000% due 10/01/2042	3,475	3,476

FLORIDA 5.7%
Lee County, Florida Local Option Gas Tax Revenue Bonds, Series 2022 5.250% due 08/01/2049	2,000	2,031
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2015 5.000% due 10/01/2038	5,525	5,525
Pinellas Park, Florida Revenue Bonds, Series 2022 5.000% due 09/01/2049	2,200	2,231
St Johns County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 07/01/2048	2,000	2,016
Sumter County, Florida School Board Certificates of Participation Bonds, (AGM Insured), Series 2024 5.250% due 01/01/2049	2,100	2,184

		13,987

GEORGIA 1.6%
Bibb County, Georgia Development Authority Revenue Bonds, Series 2024 4.375% due 07/01/2054	1,000	930
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 4.000% due 09/01/2052	2,000	2,010

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

Valdosta & Lowndes County, Georgia Hospital Authority Revenue Bonds, Series 2024 4.125% due 10/01/2049	1,000	914

		3,854

HAWAII 1.9%
Hawaii Housing Finance & Development Corp. Revenue Bonds, Series 2011 4.950% due 04/01/2029	4,425	4,531

ILLINOIS 13.2%
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2016
5.000% due 01/01/2036	2,925	2,940
5.000% due 01/01/2041	5,665	5,673
Chicago Park District, Illinois General Obligation Bonds, Series 2024 5.000% due 01/01/2046	1,000	1,007
Cook County, Illinois School District No 36, Winnetka General Obligation Bonds, Series 2022 4.000% due 12/01/2042	1,805	1,692
Cook County, Illinois School District No 86 Harwood Heights General Obligation Bonds,(BAM Insured),Series 2024 5.000% due 10/01/2049	1,495	1,497
DuPage County, Illinois School District No 13 Bloomingdale General Obligation Bonds, Series 2025 4.250% due 11/01/2049	1,645	1,472
Illinois Finance Authority Revenue Bonds, Series 2016 5.000% due 02/15/2045	3,500	3,458
Illinois Finance Authority Revenue Bonds, Series 2022 5.000% due 08/15/2047	1,775	1,782
Illinois State Toll Highway Authority Revenue Bonds, Series 2015 5.000% due 01/01/2040	3,230	3,225
Illinois State Toll Highway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2041	2,200	2,190
Rock Island & Mercer Counties Community Unit School District No 300, Illinois General Obligation Bonds, (BAM Insured), Series 2025 5.000% due 12/01/2050	2,170	2,188
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2018
5.250% due 01/01/2043	2,200	2,236
5.250% due 01/01/2048	2,000	2,017
Will County, Illinois School District No 86, Joliet General Obligation Bonds, (BAM Insured), Series 2024 4.500% due 01/01/2049	1,000	949

		32,326

KANSAS 0.8%
Leavenworth County, Kansas Unified School District No. 458 General Obligation Bonds, Series 2024 5.000% due 09/01/2049	2,000	2,036

LOUISIANA 1.6%
Lafayette, Louisiana Sales & Use Tax Revenue Bonds, Series 2024 5.000% due 05/01/2049	1,835	1,897
Lafayette, Louisiana Utilities Revenue Bonds, (AGC Insured), Series 2024 5.000% due 11/01/2049	2,000	2,023

		3,920

MAINE 2.1%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, (BAM Insured), Series 2022 5.500% due 07/01/2050	5,000	5,158

MARYLAND 0.3%
Montgomery County, Maryland Housing Opportunities Commission Revenue Bonds, Series 2005 5.000% due 07/01/2031	625	635

MASSACHUSETTS 2.8%
Commonwealth of Massachusetts General Obligation Bonds, Series 2015 5.000% due 07/01/2045	2,825	2,825
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	3,000	3,016
Massachusetts Port Authority Revenue Bonds, Series 2019 5.000% due 07/01/2034	1,000	1,039

		6,880

MICHIGAN 7.0%
Allegan Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2044	2,640	2,732
Clarkston Community Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2023 5.000% due 05/01/2047	2,500	2,568
Gibraltar School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024 5.000% due 05/01/2048	705	727
Holly Area School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2044	3,240	3,350
Jenison Public Schools, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2024 5.000% due 05/01/2049	535	546
Lansing School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2022 5.000% due 05/01/2046	3,650	3,694

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	2,430	2,431
Saginaw City School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2021 4.000% due 05/01/2050	750	649
Woodhaven-Brownstown School District, Michigan General Obligation Bonds, (Q-SBLF Insured), Series 2025 5.000% due 11/01/2051	525	528

		17,225

MISSOURI 5.6%
Andrew County Reorganized School District No 3, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 4.500% due 04/15/2048	2,275	2,200
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds, Series 2019 5.000% due 10/01/2044	2,225	2,258
Blue Springs, Missouri Revenue Bonds, Series 2022 5.000% due 08/01/2052	2,500	2,515
Kansas City Industrial Development Authority, Missouri Revenue Bonds, Series 2019 5.000% due 03/01/2037	2,930	2,987
Marshall School District, Missouri Certificates of Participation Bonds, (BAM Insured), Series 2023 5.000% due 03/01/2049	2,000	2,017
Orchard Farm, Missouri School Board Certificates of Participation Bonds, Series 2022 5.500% due 04/01/2047	1,780	1,818

		13,795

MULTI-STATE 2.4%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	2,930	2,933
4.143% due 01/25/2040 ~	2,941	2,830

		5,763

NEBRASKA 1.6%
Fremont School District, Nebraska General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 12/15/2048	2,925	2,991
Southeast Community College Area, Nebraska Certificates of Participation Bonds, Series 2023 4.500% due 12/15/2053	1,000	948

		3,939

NEW HAMPSHIRE 2.0%
New Hampshire Business Finance Authority Revenue Bonds, (BAM Insured), Series 2023 5.250% due 12/01/2041	1,450	1,526
New Hampshire Housing Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.500% due 07/01/2055	2,995	3,357

		4,883

NEW JERSEY 0.4%
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019 5.000% due 06/15/2044	1,000	1,001

NEW YORK 4.5%
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.000% due 02/01/2047	2,535	2,576
New York State Dormitory Authority Revenue Bonds, Series 2022 5.000% due 05/01/2052	2,500	2,480
Schenectady County Capital Resource Corp. Union College Project, New York Revenue Bonds Series 2022 5.250% due 07/01/2052	1,000	1,027
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2021 5.000% due 05/15/2051	5,000	5,028

		11,111

NORTH CAROLINA 1.8%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2013 5.000% due 01/15/2039	4,450	4,457

OHIO 7.9%
Akron City School District, Ohio Certificates of Participation Bonds, (AGM Insured), Series 2023 5.000% due 08/01/2053	1,000	1,003
Amherst Exempted Village School District, Ohio Certificates of Participation Bonds, Series 2024 5.000% due 12/01/2049	1,000	1,008
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025 5.500% due 01/01/2050	3,000	3,113
Coshocton County, Ohio General Obligation Bonds, Series 2023 5.000% due 12/01/2048	3,405	3,411
Lake County, Ohio General Obligation Bonds, Series 2024 5.000% due 12/01/2050	2,000	2,019
Lake Local School District/Wood County, Ohio General Obligation Bonds, Series 2022 4.000% due 12/01/2051	1,500	1,258
Princeton City School District, Ohio Certificates of Participation Bonds, Series 2024
5.000% due 12/01/2049	500	503
5.000% due 12/01/2053	2,465	2,468

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

Toledo City School District, Ohio Certificates of Participation Bonds, (BAM Insured), Series 2024 5.000% due 12/01/2048	1,000	1,018
Tolles Career & Technical Center, Ohio Certificates of Participation Bonds, Series 2024 5.250% due 12/01/2049	2,640	2,691
Warren City School District, Ohio Certificates of Participation Bonds, Series 2023 4.625% due 12/01/2052	1,000	888

		19,380

OREGON 1.8%
Crook County, Oregon General Obligation Bonds, Series 2022 0.000% due 06/01/2042 (b)	3,775	3,538
Washington County, Oregon School District No 13 Banks General Obligation Bonds, Series 2024 0.000% due 06/15/2044 (a)	2,500	957

		4,495

PENNSYLVANIA 10.3%
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	1,000	935
Commonwealth of Pennsylvania Certificates of Participation Bonds, Series 2018 5.000% due 07/01/2043	3,200	3,232
Dallastown Area, Pennsylvania School District General Obligation Bonds, Series 2022 5.000% due 03/15/2041	1,750	1,805
Keystone Central School District, Pennsylvania General Obligation Bonds, (BAM Insured), Series 2023 4.375% due 02/15/2049	2,000	1,842
Lancaster County, Pennsylvania Convention Center Authority Revenue Bonds, Series 2022 4.000% due 05/01/2049	2,000	1,766
Mechanicsburg Area School District, Pennsylvania General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 05/15/2048	1,770	1,793
Middletown Area School District, Pennsylvania General Obligation Bonds,(BAM Insured), Series 2025 5.000% due 03/01/2045	1,000	1,017
Muhlenberg School District, Pennsylvania General Obligation Bonds, Series 2024 5.000% due 05/15/2049	1,000	1,012
Palmyra Area School District, Pennsylvania General Obligation Bonds, Series 2024 5.000% due 06/01/2049	1,375	1,393
Pennsylvania Turnpike Commission Revenue Bonds, Series 2015
5.000% due 12/01/2040	1,000	1,002
5.000% due 12/01/2045	3,750	3,752
Pennsylvania Turnpike Commission Revenue Bonds, Series 2016 5.000% due 12/01/2041	2,600	2,589
Pennsylvania Turnpike Commission Revenue Bonds, Series 2017
5.000% due 12/01/2042	2,050	2,072
5.000% due 12/01/2047	1,000	1,003

		25,213

TEXAS 9.7%
Angleton Independent School District, Texas General Obligation Bonds, (BAM Insured), Series 2023 4.000% due 02/15/2047	1,000	895
Aubrey, Texas General Obligation Bonds, (AGC Insured), Series 2024 4.000% due 02/15/2049	2,000	1,759
Austin, Texas Airport System Revenue Bonds, Series 2022 5.250% due 11/15/2047	1,725	1,747
Bell County, Texas Water Control & Improvement District No 1 Revenue Bonds, (BAM Insured), Series 2024 4.500% due 07/10/2046	1,500	1,395
Bexar County Texas Hospital District, General Obligation Bonds, Series 2023 5.000% due 02/15/2048	1,000	1,008
Brownsville, Texas General Obligation Bonds, Series 2018 5.000% due 02/15/2043	1,000	981
Goose Creek Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 4.500% due 10/01/2049	2,000	1,910
Gulf Coast Water Authority, Texas Revenue Bonds, Series 2023 4.500% due 08/15/2052	1,240	1,163
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 07/01/2052	2,500	2,477
Little Elm Independent School District, Texas General Obligation Bonds, Series 2023 4.000% due 08/15/2048	1,945	1,730
Midland County, Texas Hospital District Revenue Bonds, (BAM Insured), Series 2024 4.125% due 05/15/2049	1,260	1,146
North Texas Tollway Authority Revenue Bonds, Series 2017 5.000% due 01/01/2043	2,345	2,367
Palacios Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 4.000% due 02/15/2051	1,500	1,315
Tarrant County, Texas Hospital District General Obligation Bonds, Series 2023 4.250% due 08/15/2048	2,280	2,087
Waller Consolidated Independent School District, Texas General Obligation Bonds,(BAM Insured), Series 2023 4.000% due 02/15/2048	2,000	1,742

		23,722

UTAH 1.0%
Salt Lake City, Utah Airport Revenue Bonds, Series 2021 5.000% due 07/01/2037	1,000	1,029

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

South Utah Valley Solid Waste District Revenue Bonds, Series 2022 5.000% due 04/15/2047	1,450	1,468

		2,497

VIRGINIA 1.1%
Fairfax County, Virginia Redevelopment & Housing Authority Revenue Bonds, (FHA Insured), Series 2007 4.750% due 04/01/2038	2,775	2,780

WASHINGTON 2.5%
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, (NPFGC Insured), Series 1998 4.750% due 02/01/2028	800	802
Port of Seattle, Washington Revenue Bonds, Series 2018 5.000% due 05/01/2043	4,000	3,997
Public Hospital District 1A of Whitman County, Washington General Obligation Bonds, Series 2023 5.000% due 12/01/2053	1,250	1,254

		6,053

Total Municipal Bonds & Notes (Cost $249,269)		241,855

	SHARES
SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
Fidelity Investments Money Market Government Portfolio, Class I 4.410% (c)	131,480	131

Total Short-Term Instruments (Cost $131)		131

Total Investments in Securities (Cost $249,400)		241,986

INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	21,725	212

Total Short-Term Instruments (Cost $211)		212

Total Investments in Affiliates (Cost $211)		212

Total Investments 98.9% (Cost $249,611)		$242,198
Other Assets and Liabilities, net 1.1%		2,626

Net Assets 100.0%		$244,824

Schedule of Investments PIMCO National Municipal Opportunistic Value Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Zero coupon security
(b)				Security becomes interest bearing at a future date.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$5,765	$0	$5,765
Arizona	0	2,007	0	2,007
Arkansas	0	4,048	0	4,048
California	0	1,985	0	1,985
Colorado	0	4,933	0	4,933
District of Columbia	0	3,476	0	3,476
Florida	0	13,987	0	13,987
Georgia	0	3,854	0	3,854
Hawaii	0	4,531	0	4,531
Illinois	0	32,326	0	32,326
Kansas	0	2,036	0	2,036
Louisiana	0	3,920	0	3,920
Maine	0	5,158	0	5,158
Maryland	0	635	0	635
Massachusetts	0	6,880	0	6,880
Michigan	0	17,225	0	17,225
Missouri	0	13,795	0	13,795
Multi-State	0	5,763	0	5,763
Nebraska	0	3,939	0	3,939
New Hampshire	0	4,883	0	4,883
New Jersey	0	1,001	0	1,001
New York	0	11,111	0	11,111
North Carolina	0	4,457	0	4,457
Ohio	0	19,380	0	19,380
Oregon	0	4,495	0	4,495
Pennsylvania	0	25,213	0	25,213
Texas	0	23,722	0	23,722
Utah	0	2,497	0	2,497
Virginia	0	2,780	0	2,780
Washington	0	6,053	0	6,053
Short-Term Instruments
Mutual Funds	131	0	0	131

	$131	$241,855	$0	$241,986
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$212	$0	$0	$212

Total Investments	$343	$241,855	$0	$242,198

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO New York Municipal Bond Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.7% ¤
MUNICIPAL BONDS & NOTES 97.9%
ALABAMA 0.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 10/01/2054	$2,400	$2,592
Southeast Alabama Gas Supply District Revenue Bonds, Series 2024 5.000% due 06/01/2049	2,000	2,110
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2025 5.000% due 01/01/2056	3,100	3,165

		7,867

CALIFORNIA 0.7%
San Diego County, California Regional Airport Authority Revenue Bonds, Series 2023 5.250% due 07/01/2058	6,200	6,289

CONNECTICUT 0.3%
Norwalk, Connecticut Housing Authority, (FNMA Insured), Series 2024 4.400% due 09/01/2042	2,585	2,506

GEORGIA 1.3%
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 4.000% due 03/01/2050	2,250	2,256
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	3,500	3,534
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	2,000	2,097
5.000% due 12/01/2053	3,400	3,584

		11,471

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	1,400	1,495

MICHIGAN 0.3%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.655% due 07/01/2032 ~	2,500	2,467

MULTI-STATE 1.0%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023
4.033% due 12/25/2036	4,005	4,009
4.552% due 08/25/2040 ~	4,652	4,708

		8,717

NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority Revenue Bonds, Series 2025 4.168% due 01/20/2041 ~	3,093	2,940

NEW JERSEY 0.2%
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, (FNMA Insured), Series 2025 4.550% due 05/01/2041	1,750	1,753

NEW YORK 88.2%
Albany Capital Resource Corp. New York Revenue Bonds, Series 2024 5.000% due 06/01/2064	2,600	2,404
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	9,000	9,077
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2040	1,000	1,045
Brookhaven Local Development Corp. New York Revenue Bonds, Series 2020 4.000% due 11/01/2055	4,950	3,959
Broome County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2020
4.000% due 04/01/2034	1,000	1,007
4.000% due 04/01/2050	1,000	847
5.000% due 04/01/2033	1,100	1,168
Build NYC Resource Corp. New York Revenue Bonds, Series 2015
4.000% due 08/01/2031	575	575
5.000% due 08/01/2040	500	501

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Build NYC Resource Corp. New York Revenue Bonds, Series 2016 5.000% due 07/01/2041	1,500	1,403
Build NYC Resource Corp. New York Revenue Bonds, Series 2017
5.000% due 08/01/2035	400	402
5.000% due 08/01/2036	500	502
Build NYC Resource Corp. New York Revenue Bonds, Series 2018 5.625% due 12/01/2050	4,765	4,207
Build NYC Resource Corp. New York Revenue Bonds, Series 2024
4.000% due 09/01/2040	1,700	1,578
5.000% due 09/01/2035	1,200	1,273
5.000% due 09/01/2036	1,660	1,748
Build NYC Resource Corp. New York Revenue Notes, Series 2024 5.000% due 09/01/2033	1,000	1,076
Dutchess County, New York Local Development Corp. Revenue Bonds, Series 2017
5.000% due 07/01/2034	1,200	1,230
5.000% due 07/01/2035	1,100	1,124
Erie County, New York General Obligation Bonds, Series 2015
5.000% due 09/15/2026	300	301
5.000% due 09/15/2027	275	276
Hempstead Town Local Development Corp. New York Revenue Bonds, Series 2017 5.000% due 07/01/2047	1,000	989
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2017 5.000% due 02/15/2042	2,100	2,111
Hudson Yards Infrastructure Corp. New York Revenue Bonds, Series 2021 4.000% due 02/15/2039	3,250	3,215
Kingston City School District, New York General Obligation Notes, Series 2025 4.000% due 06/30/2026	4,100	4,142
Long Island Power Authority, New York Revenue Bonds, (AGM Insured), Series 2023 5.000% due 09/01/2053	3,575	3,619
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2048	5,500	5,575
Madison County, New York Capital Resource Corp. Revenue Bonds, Series 2025
5.000% due 07/01/2040	750	819
5.000% due 07/01/2043	550	582
Metropolitan Transportation Authority Dedicated Tax Fund, New York Revenue Bonds, Series 2024
4.000% due 11/15/2054	5,000	4,332
5.000% due 11/15/2045	4,650	4,812
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.748% due 11/01/2032 ~	1,500	1,500
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012 3.900% due 11/01/2031	9,000	9,000
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2022 5.000% due 11/15/2046	2,270	2,309
Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2017 4.000% due 10/01/2047	2,130	1,749
Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2020
4.000% due 12/01/2039	1,300	1,205
4.000% due 12/01/2046	5,000	4,281
4.000% due 07/01/2050	5,000	4,356
Monroe County Industrial Development Corp. New York Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,000	1,007
Monroe County, New York Industrial Development Agency Revenue Bonds, (FNMA Insured),Series 2023 4.720% due 01/01/2044	800	793
Monroe County, New York Industrial Development Agency Revenue Bonds, Series 2017 5.000% due 05/01/2031	1,500	1,559
Nassau County, New York General Obligation Bonds, Series 2024 5.000% due 04/01/2046	3,195	3,315
Nassau County, New York General Obligation Notes, Series 2017 5.000% due 10/01/2027	2,500	2,637
New York City, New York General Obligation Bonds, Series 2012 3.900% due 04/01/2042	13,000	13,000
New York City, New York General Obligation Bonds, Series 2016
4.000% due 08/01/2031	2,775	2,787
4.000% due 12/01/2043	1,000	895
New York City, New York General Obligation Bonds, Series 2018 3.900% due 12/01/2047	5,000	5,000
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2043	2,500	2,621
New York City, New York General Obligation Bonds, Series 2024 5.250% due 03/01/2053	10,750	11,123
New York City, New York General Obligation Bonds, Series 2025 5.250% due 02/01/2046	5,000	5,251
New York City, New York Health and Hospitals Corp. Revenue Bonds, Series 2008 1.950% due 02/15/2031	1,890	1,890
New York City, New York Housing Development Corp. Revenue Bonds, Series 2015 4.350% due 11/01/2048	1,000	901
New York City, New York Housing Development Corp. Revenue Bonds, Series 2017 3.750% due 11/01/2052	1,000	817
New York City, New York Housing Development Corp. Revenue Bonds, Series 2024
4.550% due 11/01/2054	5,000	4,881
4.850% due 11/01/2059	2,750	2,696
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025
3.750% due 05/01/2065	4,000	4,028
4.750% due 11/01/2050	3,365	3,283
5.250% due 11/01/2055	750	761

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

New York City, New York Housing Development Corp. Revenue Notes, Series 2024
4.000% due 12/15/2031	1,250	1,281
4.375% due 12/15/2031	2,375	2,430
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2020 4.000% due 03/01/2045	1,500	1,356
New York City, New York Industrial Development Agency Revenue Bonds, Series 2020 4.000% due 03/01/2045	5,600	4,907
New York City, New York Industrial Development Agency Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	1,150	1,207
5.000% due 01/01/2029	1,250	1,333
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2006 3.550% due 06/15/2038	1,500	1,500
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008 3.900% due 06/15/2039	1,200	1,200
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.000% due 06/15/2050	21,935	21,935
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2014 3.900% due 06/15/2050	5,500	5,500
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2019 5.000% due 06/15/2049	4,645	4,676
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2020
4.000% due 06/15/2050	1,155	1,006
5.000% due 06/15/2050	3,135	3,161
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 3.600% due 06/15/2045	7,050	7,050
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
5.250% due 06/15/2048	1,300	1,351
5.250% due 06/15/2053	2,400	2,480
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2024
5.000% due 06/15/2049	5,000	5,123
5.000% due 06/15/2051	9,000	9,212
5.250% due 06/15/2053	6,140	6,392
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2025
5.000% due 06/15/2043	8,000	8,416
5.250% due 06/15/2055	1,100	1,145
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2030	3,360	3,731
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2018
4.000% due 07/15/2045	5,000	4,539
5.000% due 07/15/2035	2,500	2,594
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010 3.900% due 08/01/2039	10,000	10,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012 1.850% due 08/01/2039	4,000	4,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2014 3.900% due 11/01/2042	12,000	12,000
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2016 5.000% due 08/01/2032	1,000	1,018
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2017 4.000% due 08/01/2042	2,545	2,342
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2018
4.000% due 08/01/2042	13,000	13,000
5.000% due 05/01/2037	2,500	2,578
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2019
3.900% due 11/01/2044	1,000	1,000
4.000% due 11/01/2039	7,000	6,673
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2021 4.000% due 08/01/2039	3,000	2,907
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022
5.250% due 08/01/2040	10,000	10,729
5.250% due 11/01/2048	9,000	9,287
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2023 5.250% due 05/01/2050	2,000	2,070
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024
4.000% due 11/01/2042	2,275	2,099
5.000% due 05/01/2044	5,480	5,687
5.000% due 05/01/2048	3,000	3,067
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2025
5.000% due 11/01/2039	12,520	13,465
5.000% due 11/01/2050	3,200	3,262
New York Convention Center Development Corp. Revenue Bonds, Series 2015
4.000% due 11/15/2045	500	445
5.000% due 11/15/2029	1,000	1,006
5.000% due 11/15/2045	2,000	1,996
New York County, New York Tobacco Trust Revenue Bonds, Series 2005
0.000% due 06/01/2050 (b)	5,000	1,043
0.000% due 06/01/2055 (b)	6,375	505
0.000% due 06/01/2055 (b)	10,500	834
New York Liberty Development Corp. Revenue Bonds, Series 2014
5.000% due 11/15/2044	6,250	6,119
5.150% due 11/15/2034	2,000	2,000
5.375% due 11/15/2040	4,000	4,000
New York Liberty Development Corp. Revenue Bonds, Series 2019
2.625% due 09/15/2069	2,100	1,932
2.800% due 09/15/2069	2,000	1,824

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

New York Liberty Development Corp. Revenue Notes, Series 2021 1.900% due 11/15/2031	2,000	1,737
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2015 3.800% due 04/01/2028	2,550	2,550
New York Mortgage Agency Homeowner Mortgage State Revenue Bonds, Series 2025 4.650% due 10/01/2050	3,000	2,890
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2045	10,900	9,813
New York Power Authority Revenue Bonds, Series 2024 4.000% due 11/15/2049	3,250	2,852
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2025 5.000% due 10/01/2038	6,050	6,547
New York State Dormitory Authority Revenue Bonds, (AGM Insured), Series 2024
5.000% due 10/01/2037	1,850	1,981
5.000% due 10/01/2038	2,220	2,354
5.000% due 10/01/2039	1,000	1,053
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 07/01/2045	2,750	2,751
New York State Dormitory Authority Revenue Bonds, Series 2016
4.000% due 07/01/2043	1,380	1,248
5.000% due 07/01/2046	6,000	5,892
New York State Dormitory Authority Revenue Bonds, Series 2017
5.000% due 12/01/2027	1,100	1,108
5.000% due 02/15/2038	1,600	1,631
5.000% due 07/01/2038	1,000	1,022
New York State Dormitory Authority Revenue Bonds, Series 2018
4.000% due 07/01/2041	2,000	1,871
5.000% due 03/15/2044	2,625	2,655
5.000% due 07/01/2048	955	957
5.000% due 10/01/2048	1,500	1,585
5.250% due 03/15/2038	3,500	3,629
New York State Dormitory Authority Revenue Bonds, Series 2019
5.000% due 03/15/2038	11,450	11,828
5.000% due 03/15/2043	3,275	3,311
5.000% due 03/15/2047	4,500	4,523
5.000% due 07/01/2049	4,085	4,098
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	3,000	3,044
4.000% due 03/15/2035	5,000	5,040
4.000% due 02/15/2039	1,635	1,592
4.000% due 03/15/2044	1,000	909
4.000% due 07/01/2050	3,500	2,958
4.000% due 07/01/2053	1,670	1,399
5.000% due 07/01/2050	5,000	5,033
5.000% due 07/01/2053	3,000	3,035
New York State Dormitory Authority Revenue Bonds, Series 2022
4.000% due 05/01/2045	5,000	4,479
4.000% due 07/01/2049	1,250	1,074
4.000% due 07/01/2051	13,000	11,433
5.000% due 07/01/2042	750	773
5.000% due 07/15/2042	1,000	995
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2042	5,000	5,204
New York State Dormitory Authority Revenue Bonds, Series 2024
5.000% due 03/15/2042	5,050	5,285
5.000% due 03/15/2043	4,225	4,400
5.000% due 03/15/2049	8,000	8,139
5.000% due 03/15/2054	4,300	4,347
5.250% due 10/01/2049	4,900	4,937
5.250% due 05/01/2054	5,000	5,092
New York State Dormitory Authority Revenue Bonds, Series 2025
4.250% due 07/01/2050	3,000	2,635
5.000% due 07/01/2037	1,765	1,901
5.000% due 07/01/2042	1,000	1,049
5.000% due 03/15/2052	6,000	6,104
New York State Dormitory Authority Revenue Notes, Series 2024 5.000% due 05/01/2034	5,000	5,543
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	4,000	3,953
New York State Environmental Facilities Corp. Revenue Bonds, Series 2012 4.100% due 05/01/2030	3,000	3,001
New York State Environmental Facilities Corp. Revenue Bonds, Series 2018 5.000% due 06/15/2043	2,500	2,534
New York State Environmental Facilities Corp. Revenue Bonds, Series 2020 2.750% due 09/01/2050	3,350	3,337
New York State Environmental Facilities Corp. Revenue Bonds, Series 2023 5.000% due 09/15/2048	3,250	3,363
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020 4.200% due 11/01/2054 (d)	3,000	2,654
New York State Housing Finance Agency Revenue Bonds, Series 2025 3.600% due 11/01/2064	4,400	4,410
New York State Thruway Authority Revenue Bonds, Series 2018 4.000% due 01/01/2036	1,000	990
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2041	5,000	4,694

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

New York State Thruway Authority Revenue Bonds, Series 2022 5.000% due 03/15/2053	3,000	3,039
New York State Urban Development Corp. Revenue Bonds, Series 2019 4.000% due 03/15/2045	3,100	2,768
New York State Urban Development Corp. Revenue Bonds, Series 2020
4.000% due 03/15/2049	2,000	1,747
5.000% due 03/15/2041	5,000	5,148
New York State Urban Development Corp. Revenue Bonds, Series 2023
5.000% due 03/15/2047	1,000	1,021
5.000% due 03/15/2053	3,000	3,038
New York Transportation Development Corp. Revenue Bonds, (AGC Insured) ,Series 2024 5.250% due 12/31/2054	8,000	8,012
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2023 5.125% due 06/30/2060	5,000	4,916
New York Transportation Development Corp. Revenue Bonds, (AGM Insured), Series 2024 5.000% due 06/30/2054	2,500	2,426
New York Transportation Development Corp. Revenue Bonds, Series 2016 5.000% due 07/01/2046	5,010	4,857
New York Transportation Development Corp. Revenue Bonds, Series 2020
5.000% due 12/01/2031	1,385	1,466
5.000% due 10/01/2035	2,020	2,054
5.000% due 10/01/2040	1,885	1,877
5.250% due 08/01/2031	2,115	2,163
5.375% due 08/01/2036	1,500	1,530
New York Transportation Development Corp. Revenue Bonds, Series 2021 4.000% due 04/30/2053	3,000	2,393
New York Transportation Development Corp. Revenue Bonds, Series 2022
5.000% due 12/01/2032	4,000	4,289
5.000% due 12/01/2033	2,000	2,126
New York Transportation Development Corp. Revenue Bonds, Series 2024 5.250% due 06/30/2044	4,000	4,010
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	2,500	2,458
Niagara Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2014
4.000% due 05/15/2029	670	655
5.250% due 05/15/2034	1,000	995
Oneida County, New York Local Development Corp. Revenue Bonds, (AGM Insured), Series 2019 4.000% due 12/01/2049	2,000	1,739
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2024
5.125% due 08/01/2044	1,000	811
5.375% due 08/01/2054	1,000	789
Onondaga Civic Development Corp. New York Revenue Bonds, Series 2025 5.500% due 12/01/2056	3,250	3,451
Onondaga County, New York Trust for Cultural Resources Revenue Bonds, Series 2019
4.000% due 12/01/2047	2,000	1,764
4.000% due 12/01/2049	2,015	1,759
5.000% due 12/01/2043	1,500	1,532
Port Authority of New York & New Jersey Revenue Bonds, Series 2016 5.000% due 11/15/2041	1,620	1,633
Port Authority of New York & New Jersey Revenue Bonds, Series 2018 5.000% due 07/15/2038	4,000	4,124
Port Authority of New York & New Jersey Revenue Bonds, Series 2019 5.000% due 09/01/2033	3,150	3,371
Port Authority of New York & New Jersey Revenue Bonds, Series 2022 5.250% due 08/01/2047	4,800	4,876
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 12/01/2037	2,000	2,083
Port Authority of New York & New Jersey Revenue Bonds, Series 2024 5.000% due 09/01/2040	2,000	2,057
Port Authority of New York & New Jersey Revenue Bonds, Series 2025
5.000% due 01/15/2041	2,290	2,448
5.000% due 01/15/2044	3,000	3,139
Riverhead IDA Economic Job Development Corp. New York Revenue Bonds, (FNMA Insured), Series 2023 4.500% due 02/01/2041	1,386	1,368
Starpoint Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/26/2026	3,000	3,022
Suffolk County, New York Economic Development Corp. Revenue Bonds, Series 2021 5.125% due 11/01/2041	1,015	866
Suffolk Tobacco Asset Securitization Corp. New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (b)	27,290	2,429
4.000% due 06/01/2050	2,500	2,110
The Genesee County Funding Corporation Tax-Exempt, New York Revenue Bonds, Series 2022 5.250% due 12/01/2052	3,125	3,114
Town of Hempstead, New York General Obligation Bonds, Series 2024 4.000% due 05/01/2047	6,000	5,459
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2022 5.250% due 05/15/2062	6,250	6,399
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023
5.000% due 05/15/2042	2,545	2,661
5.250% due 05/15/2058	4,000	4,125
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2024 5.250% due 05/15/2064	5,000	5,157
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2019 5.000% due 11/15/2043	4,000	4,072
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2020 5.000% due 11/15/2054	4,000	4,038

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2022 5.250% due 05/15/2052	2,500	2,572
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2024 5.250% due 05/15/2054	2,000	2,067
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	8,000	8,453
5.000% due 03/15/2029	5,000	5,411
Troy Capital Resource Corp. New York Revenue Bonds, Series 2020 5.000% due 09/01/2033	2,500	2,657
TSASC, Inc., New York Revenue Bonds, Series 2016 5.000% due 06/01/2045	2,000	1,763
TSASC, Inc., New York Revenue Bonds, Series 2017 5.000% due 06/01/2041	1,940	1,892
TSASC, Inc., New York Revenue Notes, Series 2017 5.000% due 06/01/2027	3,000	3,073
Ulster County, New York Capital Resource Corp. Revenue Bonds, Series 2017 5.250% due 09/15/2053	1,000	773
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2015 5.000% due 12/15/2032	2,500	2,520
Utility Debt Securitization Authority, New York Revenue Bonds, Series 2023 5.000% due 12/15/2041	5,000	5,389

		775,133

OHIO 0.6%
Columbus Regional Airport Authority, Ohio Revenue Bonds, Series 2025
5.000% due 01/01/2036	2,000	2,123
5.000% due 01/01/2038	3,400	3,539

		5,662

PUERTO RICO 2.6%
Commonwealth of Puerto Rico Bonds, Series 2022 0.000% due 11/01/2043	6,290	3,876
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 3.568% (US0003M + 0.520%) due 07/01/2029 ~	1,970	1,883
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	30,365	7,100
4.550% due 07/01/2040	1,000	960
4.750% due 07/01/2053	9,752	8,979

		22,798

TENNESSEE 0.6%
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	2,000	2,100
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2021 5.000% due 05/01/2052	3,000	3,162

		5,262

TEXAS 0.5%
Austin Affordable PFC Inc., Texas Revenue Bonds, (FNMA Insured), Series 2024 4.450% due 03/01/2043	1,000	964
Fort Bend County, Texas Industrial Development Corp. Revenue Bonds, Series 2012 4.750% due 05/01/2038	3,500	3,451

		4,415

WASHINGTON 0.2%
Washington State Housing Finance Commission Revenue Bonds, Series 2024 4.085% due 03/20/2040	1,792	1,684

Total Municipal Bonds & Notes (Cost $877,478)		860,460

U.S. GOVERNMENT AGENCIES 1.2%
Freddie Mac
4.300% due 05/25/2041 ~(d)	4,959	4,741
4.600% due 03/01/2041	1,200	1,194
4.913% due 07/15/2040 •	1,961	2,008
5.210% due 08/01/2040	2,670	2,862

Total U.S. Government Agencies (Cost $10,734)		10,805

	SHARES
SHORT-TERM INSTRUMENTS 1.6%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (c)	172,624	172

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 1.6%
Akron Central School District, New York General Obligation Notes, Series 2025 4.000% due 07/07/2026 (a)	$5,000	5,051
Chittenango Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026 (a)	9,000	9,064

Total Municipal Bonds & Notes (Cost $14,107)		14,115

Total Short-Term Instruments (Cost $14,279)		14,287

Total Investments in Securities (Cost $902,491)		885,551

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	136,028	1,325

Total Short-Term Instruments (Cost $1,324)		1,325

Total Investments in Affiliates (Cost $1,324)		1,325

Total Investments 100.9% (Cost $903,815)		$886,876
Other Assets and Liabilities, net (0.9)%		(7,641)

Net Assets 100.0%		$879,235

Schedule of Investments PIMCO New York Municipal Bond Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Coupon represents a 7-Day Yield.
(d)				RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Freddie Mac	4.300%	05/25/2041	03/06/2025	$4,902	$4,741	0.54%
New York State Housing Finance Agency Revenue Bonds, (FHA Insured), Series 2020	4.200	11/01/2054	12/12/2023	2,783	2,654	0.30

				$7,685	$7,395	0.84%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory		Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama		$0	$7,867	$0	$7,867
California		0	6,289	0	6,289
Connecticut		0	2,506	0	2,506
Georgia		0	11,471	0	11,471
Iowa		0	1,495	0	1,495
Michigan		0	2,467	0	2,467
Multi-State		0	8,717	0	8,717
New Hampshire		0	2,940	0	2,940
New Jersey		0	1,753	0	1,753
New York		0	775,133	0	775,133
Ohio		0	5,662	0	5,662
Puerto Rico		0	22,798	0	22,798
Tennessee		0	5,262	0	5,262
Texas		0	4,415	0	4,415
Washington		0	1,684	0	1,684
U.S. Government Agencies		0	10,805	0	10,805
Short-Term Instruments
Mutual Funds		0	172	0	172
Municipal Bonds & Notes		0	14,115	0	14,115

		$0	$885,551	$0	$885,551
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes		$1,325	$0	$0	$1,325

Total Investments		$1,325	$885,551	$0	$886,876

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 94.9% ¤
CORPORATE BONDS & NOTES 59.4%
BANKING & FINANCE 51.4%
ABN AMRO Bank NV
5.750% due 09/22/2033 •(e)(f)	EUR	2,300	$2,667
6.875% due 09/22/2031 •(e)(f)		4,300	5,441
AIB Group PLC
6.000% due 07/14/2031 •(e)(f)		2,000	2,345
7.125% due 10/30/2029 •(e)(f)		3,200	3,992
Alfa Bank AO Via Alfa Bond Issuance PLC 5.950% due 04/15/2030 ^«(b)		$5,000	300
ASR Nederland NV 6.500% due 04/02/2035 •(f)	EUR	3,500	4,226
Aviva PLC 7.750% due 09/30/2032 •(e)(f)	GBP	1,300	1,818
Banco Bilbao Vizcaya Argentaria SA
6.875% due 12/13/2030 •(e)(f)	EUR	1,800	2,249
7.750% due 01/14/2032 •(e)(f)		$2,700	2,744
8.375% due 06/21/2028 •(e)(f)	EUR	3,000	3,916
9.375% due 03/19/2029 •(e)(f)		$1,200	1,327
Banco Mercantil del Norte SA 8.375% due 10/14/2030 •(f)		8,600	8,925
Banco Santander SA
9.625% due 11/21/2028 •(e)(f)		2,400	2,656
9.625% due 05/21/2033 •(e)(f)		7,000	8,181
Bank of Ireland Group PLC
6.125% due 03/18/2032 •(e)(f)	EUR	1,100	1,278
6.375% due 03/10/2030 •(e)(f)		2,450	2,956
Bank of Montreal 7.300% due 11/26/2084 •(f)		$2,100	2,150
Bank of Nova Scotia
7.350% due 04/27/2085 •(f)		5,200	5,251
8.000% due 01/27/2084 •(f)		2,000	2,126
Barclays PLC
6.125% due 12/15/2025 •(e)(f)		2,200	2,204
8.375% due 09/15/2031 •(f)	GBP	2,600	3,685
8.500% due 06/15/2030 •(e)(f)		6,100	8,732
8.875% due 09/15/2027 •(e)(f)		1,900	2,752
9.625% due 12/15/2029 •(e)(f)		$6,500	7,236
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero BBVA Mexico 7.625% due 02/11/2035 •(f)		3,500	3,603
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.125% due 01/08/2039 •(f)		5,600	5,792
BNP Paribas SA
7.375% due 09/10/2034 •(e)(f)		2,500	2,545
8.000% due 08/22/2031 •(e)(f)		10,200	10,811
CaixaBank SA 7.500% due 01/16/2030 •(e)(f)	EUR	1,800	2,331
Canadian Imperial Bank of Commerce 6.950% due 01/28/2085 •(f)		$7,200	7,238
Commerzbank AG
6.500% due 10/09/2029 •(e)(f)	EUR	1,600	1,990
6.625% due 10/09/2032 •(e)(f)		2,800	3,364
7.875% due 10/09/2031 •(e)(f)		2,800	3,668
Cooperatieve Rabobank UA
3.100% due 06/29/2028 •(e)(f)		7,200	8,042
3.250% due 12/29/2026 •(e)(f)		1,000	1,158
4.875% due 06/29/2029 •(e)(f)		3,000	3,537
Corebridge Financial, Inc.
6.375% due 09/15/2054 •(h)		$2,200	2,198
6.875% due 12/15/2052 •(h)		6,100	6,295
Credit Agricole Assurances SA 6.250% due 06/17/2035 •(e)(f)	EUR	2,200	2,674
Credit Agricole SA
5.875% due 03/23/2035 •(e)(f)		5,000	5,849
7.250% due 09/23/2028 •(e)(f)		6,800	8,645
Credit Suisse AG AT1 Claim		$58,550	7,026
Dai-ichi Life Insurance Co. Ltd. 6.200% due 01/16/2035 •(e)		4,300	4,350
Deutsche Bank AG
4.625% due 10/30/2027 •(e)(f)	EUR	1,400	1,587
7.125% due 10/30/2030 •(e)(f)		2,400	2,883
7.375% due 10/30/2031 •(e)(f)		1,600	1,965
8.125% due 10/30/2029 •(e)(f)		3,200	4,031

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2025 (Unaudited)

10.000% due 12/01/2027 •(e)(f)		4,200	5,526
DNB Bank ASA 7.375% due 05/30/2029 •(e)(f)		$5,200	5,338
Equitable Holdings, Inc. 6.700% due 03/28/2055 •		2,000	2,053
Erste Group Bank AG
4.250% due 10/15/2027 •(e)(f)	EUR	6,800	7,893
8.500% due 10/15/2028 •(e)(f)		2,000	2,645
Global Atlantic Fin Co. 7.950% due 10/15/2054 •		$3,250	3,392
Groupe des Assurances du Credit Mutuel SADIR 5.000% due 10/30/2044 •	EUR	1,100	1,353
HSBC Holdings PLC
6.875% due 09/11/2029 •(e)(f)		$2,100	2,130
6.950% due 03/11/2034 •(e)(f)		2,200	2,217
ING Groep NV 8.000% due 05/16/2030 •(e)(f)		7,700	8,196
Intesa Sanpaolo SpA 9.125% due 09/07/2029 •(e)(f)	EUR	7,800	10,665
KBC Group NV
6.250% due 09/17/2031 •(e)(f)		1,600	1,939
8.000% due 09/05/2028 •(e)(f)		6,400	8,365
La Mondiale SAM 6.750% due 01/17/2034 •(e)(f)		1,900	2,368
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •		$5,500	5,358
4.300% due 02/01/2061		4,300	2,606
Lloyds Banking Group PLC
7.875% due 06/27/2029 •(e)(f)	GBP	2,400	3,415
8.500% due 03/27/2028 •(e)(f)		7,400	10,707
Meiji Yasuda Life Insurance Co. 6.100% due 06/11/2055 •		$1,200	1,201
MetLife, Inc. 6.350% due 03/15/2055 •		2,000	2,057
Mitsubishi UFJ Financial Group, Inc. 8.200% due 01/15/2029 •(e)(f)(h)		3,900	4,224
Mutuelle Assurance Travailleur Mutualiste SAM 4.625% due 02/23/2036	EUR	1,800	2,134
Nationwide Building Society
7.500% due 12/20/2030 •(e)(f)	GBP	1,100	1,527
7.875% due 12/20/2031 •(e)(f)		1,500	2,110
NatWest Group PLC
5.125% due 05/12/2027 •(e)(f)		1,500	2,019
7.500% due 02/28/2032 •(e)(f)		7,000	9,548
8.125% due 11/10/2033 •(e)(f)		$4,800	5,190
Nippon Life Insurance Co. 6.500% due 04/30/2055 •		7,500	7,770
NN Group NV 5.750% due 09/11/2034 •(e)(f)	EUR	3,400	3,971
Nomura Holdings, Inc. 7.000% due 07/15/2030 •(a)(e)(f)		$2,000	2,028
Nordea Bank Abp 6.300% due 09/25/2031 •(e)(f)(h)		1,500	1,465
Prudential Financial, Inc.
6.000% due 09/01/2052 •		8,600	8,682
6.500% due 03/15/2054 •(h)		3,000	3,089
Reinsurance Group of America, Inc. 6.650% due 09/15/2055 •		2,000	1,998
Royal Bank of Canada
6.750% due 08/24/2085 •(f)		3,900	3,913
7.500% due 05/02/2084 •(f)		12,300	12,741
Societe Generale SA
9.375% due 11/22/2027 •(e)(f)		900	957
10.000% due 11/14/2028 •(e)(f)		3,400	3,719
Sumitomo Mitsui Financial Group, Inc. 6.600% due 06/05/2034 •(e)(f)		1,500	1,507
Svenska Handelsbanken AB 4.375% due 03/01/2027 •(e)(f)		2,400	2,340
Swiss RE Subordinated Finance PLC 5.698% due 04/05/2035 •		2,400	2,426
Textron Financial Corp. 6.323% due 02/15/2067 ~		6,242	5,632
Toronto-Dominion Bank
7.250% due 07/31/2084 •(f)(h)		2,000	2,058
8.125% due 10/31/2082 •(f)		9,100	9,527
UBS Group AG
4.375% due 02/10/2031 •(f)		700	620
7.000% due 02/10/2030 •(e)(f)		2,100	2,094
7.125% due 08/10/2034 •(e)(f)		4,800	4,792
9.250% due 11/13/2028 •(e)(f)		3,600	3,939
9.250% due 11/13/2033 •(e)(f)		13,200	15,298

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2025 (Unaudited)

USB Realty Corp. 5.665% (US0003M + 1.147%) due 01/15/2027 ~(e)		6,567	5,212

			412,693

INDUSTRIALS 1.6%
Enbridge, Inc. 8.500% due 01/15/2084 •		1,759	1,963
Enterprise Products Operating LLC 5.375% due 02/15/2078 •		3,400	3,353
South Jersey Industries, Inc. 5.020% due 04/15/2031		6,600	5,471
Southern Co. 6.375% due 03/15/2055 •		2,000	2,063

			12,850

UTILITIES 6.4%
AES Andes SA 8.150% due 06/10/2055 •		1,300	1,348
AES Corp. 7.600% due 01/15/2055 •		1,900	1,961
American Electric Power Co., Inc.
6.950% due 12/15/2054 •		2,100	2,195
7.050% due 12/15/2054 •		2,100	2,187
BP Capital Markets PLC 6.450% due 12/01/2033 •(e)		3,800	3,894
British Telecommunications PLC 4.250% due 11/23/2081 •		3,600	3,536
CenterPoint Energy, Inc. 6.850% due 02/15/2055 •		2,600	2,696
CMS Energy Corp. 6.500% due 06/01/2055 •		2,000	2,010
Dominion Energy, Inc.
6.625% due 05/15/2055 •		2,100	2,136
7.000% due 06/01/2054 •		3,800	4,087
Electricite de France SA
7.375% due 06/17/2035 •(e)	GBP	700	972
9.125% due 03/15/2033 •(e)		$4,200	4,748
NextEra Energy Capital Holdings, Inc.
6.375% due 08/15/2055 •		1,400	1,433
6.700% due 09/01/2054 •		4,200	4,338
6.750% due 06/15/2054 •		5,400	5,616
PacifiCorp 7.375% due 09/15/2055 •		2,500	2,605
Sempra
6.400% due 10/01/2054 •		1,200	1,142
6.625% due 04/01/2055 •		2,100	2,037
Southern California Edison Co. 4.000% due 04/01/2047		2,900	2,085

			51,026

Total Corporate Bonds & Notes (Cost $450,086)			476,569

SOVEREIGN ISSUES 0.3%
Agence France Locale 7.000% due 06/17/2031 •(f)	EUR	2,000	2,693

Total Sovereign Issues (Cost $2,105)			2,693

		SHARES
PREFERRED SECURITIES 34.3%
BANKING & FINANCE 31.8%
Aircastle Ltd. 5.250% due 06/15/2026 •(e)		4,000,000	3,965
Ally Financial, Inc. 4.700% due 05/15/2028 •(e)		2,200,000	1,981
American AgCredit Corp. 5.250% due 06/15/2026 •(e)		5,000,000	4,856
American Express Co. 3.550% due 09/15/2026 •(e)		5,350,000	5,234
Banco Santander SA 8.000% due 02/01/2034 •(e)(f)		4,600,000	4,871
Bank of America Corp.
5.875% due 03/15/2028 •(e)		25,910,000	26,328
6.625% due 05/01/2030 •(e)		7,200,000	7,450
Bank of New York Mellon Corp. 4.625% due 09/20/2026 •		2,200,000	2,190
Brighthouse Holdings LLC 6.500% due 07/27/2037 þ(e)		2,000,000	1,795

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2025 (Unaudited)

CaixaBank SA 8.250% due 03/13/2029 •(e)(f)	4,200,000	5,549
Charles Schwab Corp.
4.000% due 12/01/2030 •(e)	11,900,000	11,040
5.000% due 12/01/2027 •(e)	4,675,000	4,584
Citigroup, Inc.
6.950% due 02/15/2030 •(e)	12,700,000	12,977
7.000% due 08/15/2034 •(e)	750,000	789
7.625% due 11/15/2028 •(e)	7,200,000	7,585
CoBank ACB 7.125% due 01/01/2030 •(e)	225,000	231
Compeer Financial ACA 4.875% due 08/15/2026 •(e)	5,000,000	4,863
Cooperatieve Rabobank UA 6.500% due 12/29/2049 þ(e)	7,339,725	9,867
Depository Trust & Clearing Corp. 3.375% due 06/20/2026 •(e)	10,000,000	9,700
Farm Credit Bank of Texas
6.200% due 06/15/2028 •(e)	7,000,000	6,869
7.750% due 06/15/2029 •(e)	4,500,000	4,684
Goldman Sachs Group, Inc.
6.125% due 11/10/2034 •(e)	7,200,000	7,199
6.850% due 02/10/2030 •(e)	1,800,000	1,861
7.500% due 02/10/2029 •(e)	4,200,000	4,463
7.500% due 05/10/2029 •(e)	7,100,000	7,487
JPMorgan Chase & Co.
4.200% due 09/01/2026 (e)	62,600	1,121
4.625% due 06/01/2026 (e)	171,000	3,343
6.500% due 04/01/2030 •(e)	15,700,000	16,212
6.875% due 06/01/2029 •(e)	5,800,000	6,131
MetLife Capital Trust 8.252% due 12/15/2067	6,100,000	6,702
Morgan Stanley
4.875% due 10/15/2025 (e)	112,700	2,229
6.625% due 10/15/2029 (e)	129,200	3,340
7.740% due 12/15/2025 ~(e)	3,600,000	3,660
Nationwide Building Society 10.250% ~	35,604	6,355
PNC Financial Services Group, Inc.
3.400% due 09/15/2026 •(e)	10,500,000	10,167
6.250% due 03/15/2030 •(e)	3,300,000	3,404
State Street Corp. 6.700% due 03/15/2029 •(e)	6,200,000	6,468
Synchrony Financial 8.250% due 05/15/2029 ~(e)	82,500	2,049
Truist Financial Corp. 5.100% due 03/01/2030 •(e)	4,900,000	4,856
U.S. Bancorp 5.300% due 04/15/2027 •(e)	4,400,000	4,405
Wells Fargo & Co.
4.250% due 09/15/2026 (e)	129,900	2,241
4.750% due 09/15/2025 (e)	63,000	1,200
6.850% due 09/15/2029 •(e)	9,900,000	10,388
7.625% due 09/15/2028 •(e)	2,300,000	2,476

		255,165

INDUSTRIALS 1.4%
Energy Transfer LP 7.125% due 05/15/2030 •	9,200,000	9,394
SVB Financial Trust 0.000% due 11/07/2032 (d)	1,528,000	31
Venture Global LNG, Inc. 9.000% due 09/30/2029 •	1,500,000	1,463

		10,888

UTILITIES 1.1%
Edison International 5.000% due 12/15/2026 •	1,700,000	1,474
SCE Trust 7.500% due 11/22/2028	168,700	3,769
Sempra 4.875% due 10/15/2025 •(e)	3,700,000	3,691

		8,934

Total Preferred Securities (Cost $309,704)		274,987

SHORT-TERM INSTRUMENTS 0.9%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (g)	507,560	508

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2025 (Unaudited)

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.8%
4.316% due 07/10/2025 - 10/21/2025 (c)(d)(j)(l)	$6,932	6,874

Total Short-Term Instruments (Cost $7,382)		7,382

Total Investments in Securities (Cost $769,277)		761,631

	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short-Term Floating NAV Portfolio III	3,886,009	37,838

Total Short-Term Instruments (Cost $37,813)		37,838

Total Investments in Affiliates (Cost $37,813)		37,838

Total Investments 99.6% (Cost $807,090)		$799,469
Financial Derivative Instruments (i)(k) (0.6)%(Cost or Premiums, net $2,128)		(4,800)
Other Assets and Liabilities, net 1.0%		7,951

Net Assets 100.0%		$802,620

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^				Security is in default.
«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				When-issued security.
(b)				Security is not accruing income as of the date of this report.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
(e)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)				Contingent convertible security.
(g)				Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.790%		06/18/2025	10/16/2025	$(8,561)	$(8,576)
BRC	4.400		03/12/2025	TBD(2)	(2,137)	(2,163)
JML	3.950		05/16/2025	TBD(2)	(332)	(333)
SCX	3.500		06/11/2025	TBD(2)	(1,388)	(1,391)
	4.050		05/29/2025	TBD(2)	(1,852)	(1,859)

Total Reverse Repurchase Agreements						$(14,322)

(h)				Securities with an aggregate market value of $15,430 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(28,790) at a weighted average interest rate of 4.745%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(i)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	353	$73,432	$271	$19	$0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	610	69,702	1,365	295	0
U.S. Treasury Long-Term Bond September Futures	09/2025	12	1,386	6	6	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	500	59,563	1,980	661	0
United Kingdom Long Gilt September Futures	09/2025	104	13,281	294	14	(46)

				$3,916	$995	$(46)

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	147	$(20,377)	$82	$43	$(14)
Euro-Bund September Futures	09/2025	125	(19,164)	143	55	(4)
Euro-Buxl 30-Year Bond September Futures	09/2025	41	(5,735)	109	17	0
Euro-Schatz September Futures	09/2025	314	(39,669)	61	35	(11)
U.S. Treasury 5-Year Note September Futures	09/2025	322	(35,098)	(301)	0	(43)
U.S. Treasury 10-Year Note September Futures	09/2025	53	(5,943)	(84)	0	(16)

$10	$150	$(88)

Total Futures Contracts	$3,926	$1,145	$(134)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.iTraxx Crossover 43 5-Year Index	5.000%	Quarterly	06/20/2030	EUR	6,400	$597	$116	$713	$32	$0

INTEREST RATE SWAPS
Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	4,500	$8	$(6)	$2	$1	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030	9,400	(256)	139	(117)	0	(1)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035	13,000	808	(77)	731	7	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055	4,600	551	197	748	15	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	$800	4	(6)	(2)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027	8,400	(56)	(9)	(65)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	12,700	(271)	134	(137)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	35,800	2,483	(1,129)	1,354	0	(134)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	5,400	(1,285)	(691)	(1,976)	30	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	1,000	(44)	122	78	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055	2,100	(284)	39	(245)	16	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	25,000	(174)	179	5	0	(8)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	2,600	(12)	8	(4)	0	(3)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	710	59	28	87	3	0

$1,531	$(1,072)	$459	$72	$(177)

Total Swap Agreements	$2,128	$(956)	$1,172	$104	$(177)

(j)	Securities with an aggregate market value of $893 and cash of $8,569 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Unsettled variation margin liability of $(19) for closed futures and unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Consolidated Schedule of Investments PIMCO Preferred and Capital Securities Fund (Cont.)	June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025		$314	AUD	483	$4	$0
	07/2025		140,381	EUR	119,906	863	0
	08/2025	AUD	483		$314	0	(4)
	08/2025	EUR	119,487		140,211	0	(846)
BOA	07/2025		112,329		127,724	0	(4,594)
BRC	07/2025		7,857		8,936	0	(319)
	07/2025	GBP	1,344		1,829	0	(16)
	07/2025		$81	EUR	70	2	0
	07/2025		63,377	GBP	46,654	662	0
	08/2025	GBP	41,144		$55,989	0	(496)
	08/2025		$1,829	GBP	1,344	16	0
CBK	07/2025	EUR	5,199		$5,944	0	(181)
	07/2025	GBP	1,500		2,037	0	(22)
	07/2025		$5,907	EUR	5,167	180	0
FAR	07/2025	AUD	483		$312	0	(6)
JPM	08/2025	EUR	5,789		6,802	0	(32)
MBC	07/2025		6,632		7,661	0	(151)
	07/2025	GBP	735		997	0	(12)
	07/2025		$1,243	EUR	1,085	35	0
	07/2025		455	GBP	336	6	0
SSB	07/2025	GBP	43,411		$58,779	0	(809)

Total Forward Foreign Currency Contracts						$1,768	$(7,488)

(l)

Securities with an aggregate market value of $4,752 has been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$412,393	$300	$412,693
Industrials				0	12,850	0	12,850
Utilities				0	51,026	0	51,026
Sovereign Issues				0	2,693	0	2,693
Preferred Securities
Banking & Finance				15,523	239,642	0	255,165
Industrials				0	10,888	0	10,888
Utilities				3,769	5,165	0	8,934
Short-Term Instruments
Mutual Funds				0	508	0	508
U.S. Treasury Bills				0	6,874	0	6,874

				$19,292	$742,039	$300	$761,631
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$37,838	$0	$0	$37,838

Total Investments				$57,130	$742,039	$300	$799,469

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared				164	1,085	0	1,249
Over the counter				0	1,768	0	1,768

				$164	$2,853	$0	$3,017
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared				(75)	(236)	0	(311)
Over the counter				0	(7,488)	0	(7,488)

				$(75)	$(7,724)	$0	$(7,799)

Total Financial Derivative Instruments				$89	$(4,871)	$0	$(4,782)

Totals				$57,219	$737,168	$300	$794,687

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 168.6% ¤
CORPORATE BONDS & NOTES 9.9%
BANKING & FINANCE 7.2%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$300	$286
3.300% due 01/30/2032		300	272
American Express Co. 5.284% due 07/26/2035 •		900	911
American Tower Corp.
1.000% due 01/15/2032	EUR	1,804	1,825
3.800% due 08/15/2029		$881	857
Ares Strategic Income Fund 5.450% due 09/09/2028		1,100	1,101
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		10	9
Bank of America Corp. 1.734% due 07/22/2027 •		100	97
Barclays PLC
4.337% due 01/10/2028		200	200
4.972% due 05/16/2029 •		200	202
Capital One NA 4.650% due 09/13/2028		400	402
Citibank NA 4.838% due 08/06/2029		800	817
Credit Suisse AG AT1 Claim		1,374	165
Equinix, Inc. 1.550% due 03/15/2028		500	466
Extra Space Storage LP 5.400% due 06/15/2035		300	302
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	441	517
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	188
4.389% due 01/08/2026		200	199
5.800% due 03/05/2027		800	807
5.800% due 03/08/2029		300	301
GLP Capital LP 5.625% due 09/15/2034		100	100
Goldman Sachs Group, Inc. 6.249% due 03/15/2028 ~		2,000	2,039
Greengrove RE Ltd. 12.044% due 04/08/2032 ~		250	250
GSPA Monetization Trust 6.422% due 10/09/2029		20	20
Healthcare Realty Holdings LP 2.400% due 03/15/2030		346	309
Hestia Re Ltd. 11.044% due 03/13/2032 ~		250	247
HSBC Holdings PLC 2.357% due 08/18/2031 •		1,569	1,394
Integrity RE Ltd. 16.544% due 06/06/2028 ~		250	252
Jackson National Life Global Funding 5.600% due 04/10/2026		1,100	1,109
JPMorgan Chase & Co.
2.182% due 06/01/2028 •		3,138	3,017
5.040% due 01/23/2028 •		500	505
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(b)		500	500
5.594% due 07/10/2035 •		500	515
MMIFS Re Ltd. 5.548% due 01/10/2033 ~	CAD	250	184
Morgan Stanley
1.512% due 07/20/2027 •		$1,500	1,455
4.654% due 10/18/2030 •		500	501
NatWest Group PLC 2.875% due 09/19/2026 •	GBP	158	216
Nomura Holdings, Inc. 2.679% due 07/16/2030		$1,491	1,353
Prologis LP
4.200% due 02/15/2033	CAD	200	148
5.000% due 01/31/2035		$300	300
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		200	202

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Sumitomo Mitsui Financial Group, Inc. 4.660% due 07/08/2031 •(b)		1,000	1,000
UBS Group AG 4.751% due 05/12/2028 •		2,400	2,415
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	1,500	1,586
1.741% due 05/04/2030 •		700	790

			30,331

INDUSTRIALS 1.2%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		$700	669
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	675
DAE Funding LLC 3.375% due 03/20/2028		600	578
MPLX LP 2.650% due 08/15/2030		900	815
Occidental Petroleum Corp. 5.550% due 10/01/2034		1,200	1,178
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		800	787
T-Mobile USA, Inc. 3.875% due 04/15/2030		100	97
United Airlines Pass-Through Trust 5.450% due 08/15/2038		198	201

			5,000

UTILITIES 1.5%
Edison International 6.250% due 03/15/2030		100	102
ONEOK, Inc. 5.050% due 11/01/2034		1,700	1,655
Pacific Gas & Electric Co.
2.500% due 02/01/2031		2,118	1,840
4.550% due 07/01/2030		800	781
Rio Oil Finance Trust 8.200% due 04/06/2028		267	278
Southern California Edison Co.
2.950% due 02/01/2051		400	235
4.875% due 02/01/2027		600	604
5.150% due 06/01/2029		800	808

			6,303

Total Corporate Bonds & Notes (Cost $42,934)			41,634

MUNICIPAL BONDS & NOTES 0.1%
ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		65	69
6.725% due 04/01/2035		142	150

Total Municipal Bonds & Notes (Cost $214)			219

U.S. GOVERNMENT AGENCIES 62.0%
Fannie Mae
2.349% due 01/25/2031 ~(a)		390	23
4.202% due 10/01/2029 ~		2,400	2,410
4.300% due 12/01/2029		1,604	1,616
4.500% due 09/25/2040		649	624
4.540% due 07/01/2030		500	507
4.705% due 09/01/2031 ~		4,700	4,790
4.720% due 10/01/2028		1,200	1,222
4.770% due 10/01/2028		1,000	1,020
4.860% due 08/01/2030		700	720
4.930% due 06/01/2029		1,100	1,128
5.255% due 11/25/2054 •		1,636	1,627
5.300% due 11/01/2030		2,100	2,195
6.202% due 03/01/2034 •		6	6
6.426% due 12/01/2034 •		22	23
Freddie Mac
2.862% due 07/25/2054 ~		1,300	1,220
3.000% due 09/01/2032		1,208	1,176
3.500% due 07/15/2042		836	787
4.000% due 01/01/2048 - 03/01/2049		395	374
5.245% due 11/25/2054 •		1,699	1,695
5.404% due 07/25/2055 •		600	600
5.455% due 12/25/2054 •		3,197	3,199
6.500% due 05/01/2035		18	19
Ginnie Mae
4.750% due 11/20/2044 •		107	110
4.789% due 08/20/2047 •		58	57

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

4.977% due 04/20/2068 •		440	447
Ginnie Mae, TBA
4.000% due 07/01/2055		8,240	7,663
5.000% due 08/01/2055		7,630	7,492
U.S. Small Business Administration
5.490% due 03/01/2028		3	3
6.020% due 08/01/2028		26	27
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		167	165
3.500% due 02/01/2043 - 09/01/2048		2,713	2,488
4.500% due 07/01/2052 - 12/01/2053		6,174	5,914
6.000% due 08/01/2036 - 04/01/2041		189	197
6.500% due 09/01/2036 - 04/01/2055		22	22
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		10,200	8,828
4.000% due 07/01/2055 - 08/01/2055		26,260	24,418
4.500% due 08/01/2055		13,450	12,861
5.000% due 08/01/2055		15,010	14,702
5.500% due 08/01/2055		8,500	8,492
6.000% due 08/01/2055		52,880	53,689
6.500% due 08/01/2055		84,070	86,685

Total U.S. Government Agencies (Cost $258,981)			261,241

U.S. TREASURY OBLIGATIONS 3.1%
U.S. Treasury Bonds
3.875% due 05/15/2043 (k)		1,500	1,340
4.125% due 08/15/2053 (k)		1,000	893
4.625% due 05/15/2044 (k)		5,700	5,592
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051 (k)		2,218	1,209
0.125% due 02/15/2052 (k)		461	246
0.625% due 07/15/2032 (k)		1,656	1,545
0.625% due 02/15/2043 (i)		876	652
1.125% due 01/15/2033 (k)		969	927
1.375% due 07/15/2033 (k)		634	616

Total U.S. Treasury Obligations (Cost $14,719)			13,020

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.1%
Adjustable Rate Mortgage Trust 5.365% due 01/25/2036 ~		472	356
American Home Mortgage Assets Trust
4.624% due 10/25/2046 •		114	58
6.750% due 11/25/2046		109	97
Atrium Hotel Portfolio Trust 6.109% due 12/15/2036 •		2,300	2,227
Avon Finance 5.139% due 12/28/2049 •	GBP	1,759	2,418
Banc of America Funding Trust 4.846% due 09/20/2046 ~		$428	386
Bear Stearns ALT-A Trust
4.754% due 08/25/2036 •		70	62
5.467% due 05/25/2035 ~		13	13
BX Trust 5.061% due 04/15/2039 •		808	807
Chase Mortgage Finance Trust 4.897% due 09/25/2036 ~		108	90
Citigroup Mortgage Loan Trust
4.783% due 09/25/2037 ~		9	8
6.170% due 09/25/2062		2,464	2,464
CitiMortgage Alternative Loan Trust 5.034% due 04/25/2037 •		151	124
Countrywide Alternative Loan Trust
4.674% due 12/25/2046 •		657	585
5.500% due 05/25/2035		305	244
5.500% due 06/25/2035		202	162
5.500% due 11/25/2035		82	45
6.000% due 12/25/2035		269	193
6.000% due 05/25/2036		46	21
6.250% due 08/25/2036		634	335
7.000% due 10/25/2037		102	34
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 01/25/2037		227	106
6.000% due 02/25/2037		227	103
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		1,290	1,142
4.905% due 06/25/2050 ~		562	503
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036		1,817	284
Deutsche Alt-A Securities Mortgage Loan Trust 4.814% due 02/25/2037 •		505	438
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.934% due 02/25/2035 •		26	26
First Horizon Alternative Mortgage Securities Trust 5.138% due 06/25/2036 ~		287	229

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

HarborView Mortgage Loan Trust 4.842% due 12/19/2036 •		266	209
Impac CMB Trust 5.074% due 03/25/2035 •		91	88
IndyMac INDX Mortgage Loan Trust
4.834% due 11/25/2046 •		588	558
4.914% due 07/25/2035 •		170	157
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •		191	190
JP Morgan Mortgage Trust
4.154% due 07/27/2037 ~		64	59
5.750% due 01/25/2036		11	5
Lehman Mortgage Trust 5.084% due 11/25/2036 •		170	80
Lehman XS Trust 4.884% due 08/25/2046 •		291	297
Luminent Mortgage Trust 4.509% due 04/25/2036 ~		3,083	2,049
MASTR Adjustable Rate Mortgages Trust 6.043% due 11/21/2034 ~		447	432
MASTR Asset Securitization Trust 6.000% due 06/25/2036		109	60
Merrill Lynch Alternative Note Asset Trust
4.834% due 03/25/2037 •		2,141	503
6.000% due 03/25/2037		53	17
Merrill Lynch Mortgage Investors Trust
5.154% due 04/25/2035 ~		7	7
5.742% due 02/25/2036 ~		1	1
MFA Trust 6.775% due 10/25/2058 þ		920	931
Morgan Stanley Mortgage Loan Trust 6.000% due 08/25/2036		83	34
MortgageIT Trust 4.954% due 12/25/2035 •		140	139
New Residential Mortgage Loan Trust 3.500% due 12/25/2057 ~		842	817
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035		25	12
Nomura Resecuritization Trust 5.334% due 07/25/2036 •		2,044	1,979
NovaStar Mortgage Funding Trust 0.445% due 09/25/2046 •		624	220
OBX Trust 7.159% due 10/25/2063 þ		1,220	1,241
Residential Accredit Loans, Inc. Trust
4.754% due 01/25/2037 •		1,323	1,187
4.934% due 08/25/2037 •		11	10
5.397% due 10/25/2037 ~		282	227
6.000% due 01/25/2037		28	22
6.000% due 03/25/2037		66	55
Residential Funding Mortgage Securities, Inc. Trust 5.594% due 04/25/2037 ~		145	125
Sequoia Mortgage Trust 3.579% due 09/20/2046 ~		71	47
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~		193	187
Stratton Mortgage Funding PLC 5.389% due 06/20/2060 •	GBP	445	612
Structured Adjustable Rate Mortgage Loan Trust
5.098% due 08/25/2035 ~		$28	15
5.267% due 03/25/2036 ~		30	24
Thornburg Mortgage Securities Trust
2.903% due 03/25/2044 ~		31	30
5.538% due 12/25/2044 ~		50	49
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	1,004	1,382
Towd Point Mortgage Trust
3.000% due 01/25/2058 ~		$176	173
3.343% due 10/25/2057 ~		1,479	1,237
Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	483	665
Verus Securitization Trust
4.260% due 02/25/2067		$954	913
5.811% due 05/25/2068		759	761
6.443% due 08/25/2068		1,195	1,204
6.476% due 06/25/2068		689	694
6.665% due 09/25/2068 þ		997	1,009
WaMu Mortgage Pass-Through Certificates Trust
4.024% due 06/25/2037 ~		99	87
4.408% due 06/25/2037 ~		95	86
4.974% due 12/25/2045 •		11	11
4.983% due 10/25/2035 ~		16	15
5.074% due 08/25/2045 •		2,462	2,474
5.148% due 12/25/2035 ~		145	137
5.214% due 01/25/2045 •		467	449
5.323% due 01/25/2035 ~		35	33

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

5.399% due 02/25/2046 •	49	45
5.469% due 01/25/2046 •	4,128	3,702
Washington Mutual Mortgage Pass-Through Certificates Trust
3.801% due 09/25/2036 •	463	120
4.934% due 02/25/2036 •	440	364
5.149% due 02/25/2047 •	643	591
5.339% due 04/25/2046 •	55	49
Wells Fargo Mortgage-Backed Securities Trust 6.799% due 09/25/2036 ~	3	3

Total Non-Agency Mortgage-Backed Securities (Cost $45,919)		42,439

ASSET-BACKED SECURITIES 29.6%
AUTOMOBILE ABS OTHER 0.6%
CPS Auto Receivables Trust 5.190% due 08/15/2028	1,000	1,001
Westlake Automobile Receivables Trust 4.874% due 09/15/2027 •	1,516	1,517

		2,518

AUTOMOBILE SEQUENTIAL 4.0%
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	1,300	1,337
6.120% due 04/20/2027	3,300	3,327
CarMax Auto Owner Trust 5.300% due 03/15/2027	544	545
Carvana Auto Receivables Trust
5.380% due 03/12/2029	600	608
5.420% due 04/10/2028	617	619
6.410% due 09/10/2027	134	134
Citizens Auto Receivables Trust
5.110% due 04/17/2028	300	302
5.430% due 10/15/2026	78	78
CPS Auto Receivables Trust
4.910% due 06/15/2028	910	911
5.710% due 09/15/2027	55	55
DT Auto Owner Trust 6.290% due 08/16/2027	74	74
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	453	455
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	1,000	1,010
6.270% due 08/16/2027	165	165
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	2,200	2,236
5.490% due 06/25/2027	500	503
Lendbuzz Securitization Trust 7.500% due 12/15/2028	2,017	2,060
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	176	172
5.320% due 09/25/2030	206	207
5.380% due 11/25/2030	196	196
7.130% due 01/26/2032	235	235
SCCU Auto Receivables Trust 5.700% due 10/16/2028	1,300	1,313
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027	52	52
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	192	193
Veros Auto Receivables Trust 7.120% due 11/15/2028	118	118

		16,905

CMBS OTHER 2.8%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	1,834	1,838
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	40	39
MF1 Ltd. 6.068% due 02/19/2037 •	2,700	2,695
PFP Ltd. 6.586% due 08/19/2035 •	1,342	1,344
Starwood Commercial Mortgage Trust 6.104% due 11/15/2038 •	4,300	4,276
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •	1,679	1,683

		11,875

HOME EQUITY OTHER 11.7%
Aegis Asset-Backed Securities Trust 5.169% due 08/25/2035 •	4,370	3,712

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.094% due 11/25/2035 •	1,153	1,124
Asset-Backed Securities Corp. Home Equity Loan Trust 5.244% due 06/25/2034 •	703	716
Bear Stearns Asset-Backed Securities Trust
5.484% due 08/25/2037 •	507	454
6.034% due 08/25/2037 •	3,000	2,600
Centex Home Equity Loan Trust 5.079% due 03/25/2034 •	66	65
Citigroup Mortgage Loan Trust
4.624% due 05/25/2037 •	777	518
4.754% due 09/25/2036 •	2,640	2,017
4.914% due 08/25/2036 •	1,000	930
Citigroup Mortgage Loan Trust, Inc.
4.954% due 03/25/2036 •	926	845
5.334% due 09/25/2035 •	1,370	1,326
Countrywide Asset-Backed Certificates 4.834% due 02/25/2037 •	232	218
Countrywide Asset-Backed Certificates Trust 5.174% due 08/25/2047 •	227	222
Countrywide Partnership Trust 5.334% due 02/25/2035 •	3,075	3,035
Ellington Loan Acquisition Trust 5.534% due 05/25/2037 •	930	912
Encore Credit Receivables Trust 5.169% due 09/25/2035 •	2	2
Fremont Home Loan Trust
4.714% due 11/25/2036 •	289	170
4.734% due 10/25/2036 •	1,001	400
4.774% due 02/25/2037 •	921	282
5.169% due 01/25/2035 •	40	39
GSAA Home Equity Trust
4.574% due 03/25/2036 •	187	60
5.074% due 04/25/2047 •	354	154
6.795% due 06/25/2036 þ	339	76
GSAMP Trust
4.524% due 01/25/2037 •	1,383	834
4.634% due 12/25/2046 •	132	65
4.694% due 12/25/2046 •	1,294	687
4.894% due 01/25/2037 •	410	353
Home Equity Mortgage Loan Asset-Backed Trust 4.654% due 04/25/2037 •	258	199
HSI Asset Securitization Corp. Trust 4.914% due 11/25/2035 •	1,589	1,490
JP Morgan Mortgage Acquisition Trust
4.644% due 10/25/2036 •	63	62
5.034% due 07/25/2036 •	6,824	6,642
Long Beach Mortgage Loan Trust 4.874% due 02/25/2036 •	320	316
Merrill Lynch Mortgage Investors Trust 4.954% due 02/25/2037 •	2,267	640
Morgan Stanley ABS Capital, Inc. Trust
4.649% due 03/25/2037 •	776	308
5.364% due 07/25/2035 •	431	421
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036	241	50
NovaStar Mortgage Funding Trust 4.634% due 09/25/2037 •	301	296
Option One Mortgage Loan Trust
4.974% due 01/25/2036 •	1,916	1,805
5.214% due 02/25/2035 •	264	252
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.409% due 07/25/2035 •	1,400	1,183
6.159% due 02/25/2035 •	4,155	3,813
Renaissance Home Equity Loan Trust 5.534% due 09/25/2037 •	228	92
Residential Asset Securities Corp. Trust
4.724% due 06/25/2033 •	58	53
5.094% due 12/25/2035 •	1,356	1,332
5.394% due 01/25/2036 •	5,075	4,820
Saxon Asset Securities Trust 4.884% due 09/25/2036 •	1,700	1,418
Securitized Asset-Backed Receivables LLC Trust 5.154% due 10/25/2035 •	1,509	1,308
Soundview Home Loan Trust
4.899% due 02/25/2036 •	683	644
5.734% due 10/25/2037 •	400	309

		49,269

WHOLE LOAN COLLATERAL 1.5%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ	84	42
Citigroup Mortgage Loan Trust, Inc.
4.884% due 10/25/2036 •	48	48
4.914% due 11/25/2036 •	3,100	2,905

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

First Franklin Mortgage Loan Trust
4.714% due 03/25/2037 •		1,760	914
4.744% due 09/25/2036 •		95	88
5.154% due 11/25/2035 •		419	393
PRET LLC 6.721% due 07/25/2051 þ		1,406	1,408
Specialty Underwriting & Residential Finance Trust 5.000% due 12/25/2036 •		243	240

			6,038

OTHER ABS 9.0%
Anchorage Credit Funding Ltd.
2.875% due 07/27/2039		300	282
4.300% due 07/25/2036		197	195
Arbour CLO DAC 3.155% due 12/15/2038 •	EUR	1,900	2,239
Atlas Senior Loan Fund Ltd. 6.481% due 07/20/2032 •		$2,500	2,507
Barings CLO Ltd. 5.468% due 04/15/2031 •		1,305	1,306
Blackrock European CLO DAC 2.899% due 10/15/2031 •	EUR	1,310	1,538
BlueMountain CLO Ltd. 5.472% due 10/25/2030 •		$792	793
BNPP AM Euro CLO DAC 2.929% due 10/15/2031 •	EUR	354	416
Cairn CLO DAC 2.856% due 01/31/2030 •		765	899
Carlyle Euro CLO DAC 3.033% due 08/15/2032 •		1,155	1,355
CBAM Ltd.
5.561% due 04/17/2031 •		$897	899
5.651% due 04/20/2032 •		595	596
CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •	EUR	1,075	1,266
2.886% due 07/21/2030 •		335	395
2.929% due 10/15/2031 •		2,362	2,784
3.391% due 10/23/2034 •		1,248	1,472
Elmwood CLO Ltd. 5.463% due 04/22/2035 «		$1,450	1,450
Gallatin CLO Ltd. 6.168% due 07/15/2031 •		1,200	1,203
GreenSky Home Improvement Trust 5.550% due 06/25/2059		700	717
Harvest CLO DAC 2.916% due 10/20/2031 •	EUR	2,292	2,700
Jubilee CLO DAC 2.929% due 04/15/2031 •		875	1,026
Navient Private Education Loan Trust 6.026% due 10/15/2031 •		$36	36
Nelnet Student Loan Trust
5.172% due 04/20/2062 •		946	942
6.502% due 02/20/2041 •		165	168
6.640% due 02/20/2041		165	171
Pagaya AI Debt Grantor Trust 5.331% due 01/15/2032		924	927
Palmer Square European Loan Funding DAC 2.999% due 10/15/2031 •	EUR	1,312	1,543
PK ALIFT Loan Funding LP 5.052% due 10/15/2039		$1,979	1,975
SLM Private Education Loan Trust 9.176% due 10/15/2041 •		1,567	1,644
SMB Private Education Loan Trust
1.070% due 01/15/2053		1,248	1,125
5.156% due 01/15/2053 •		1,327	1,320
5.403% due 07/15/2053 •		889	890
5.853% due 11/15/2052 •		351	355
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		506	487
Theorem Funding Trust 7.600% due 04/15/2029		115	115
Upstart Pass-Through Trust 3.800% due 04/20/2030		113	113
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		103	102

			37,951

Total Asset-Backed Securities (Cost $127,332)			124,556

SOVEREIGN ISSUES 9.0%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	1,225,000	1,273
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	7,600	1,349

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 04/01/2026 (d)		43,000	7,129
Colombian TES 6.000% due 04/28/2028	COP	5,888,100	1,297
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	900	689
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	8,000	376
Egypt Government International Bond 21.954% due 03/04/2028	EGP	36,400	724
Japan Government International Bond 2.400% due 03/20/2055	JPY	290,000	1,850
Mexican Bonos
8.000% due 11/07/2047	MXN	10,800	480
8.500% due 03/01/2029		8,700	463
Mexican Udibonos
2.750% due 11/27/2031 (e)		10,711	506
3.000% due 12/03/2026 (e)		17,852	932
4.000% due 11/30/2028 (e)		5,398	282
4.000% due 08/24/2034 (e)		46,840	2,322
Mexico Government International Bond 5.850% due 07/02/2032 (b)		$500	507
Peru Government International Bond
5.400% due 08/12/2034	PEN	8,600	2,298
6.150% due 08/12/2032		26,400	7,709
6.950% due 08/12/2031		1,281	393
7.300% due 08/12/2033		3,300	1,017
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	5,500	1,525
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	13,800	717
8.000% due 01/31/2030		14,500	805
8.250% due 03/31/2032		7,300	394
8.500% due 01/31/2037		9,100	447
9.000% due 01/31/2040		39,700	1,939
Turkiye Government International Bond
49.053% due 05/20/2026 ~	TRY	200	5
49.053% due 08/19/2026 ~		100	3
49.053% due 05/17/2028 ~		18,700	456

Total Sovereign Issues (Cost $35,744)			37,887

SHORT-TERM INSTRUMENTS 44.8%
COMMERCIAL PAPER 4.8%
Alimentation Couche-Tard, Inc.
4.640% due 07/30/2025		$300	299
4.670% due 07/08/2025		2,130	2,128
Amrize Finance U.S. LLC 4.670% due 07/16/2025		2,120	2,116
Bacardi-Martini BV 4.900% due 07/03/2025		2,010	2,009
Crown Castle, Inc. 5.030% due 07/22/2025		2,610	2,602
Enbridge U.S., Inc. 4.600% due 07/11/2025		2,130	2,127
HCA, Inc.
4.950% due 08/14/2025		510	507
5.000% due 08/22/2025		2,120	2,105
Jones Lang LaSalle Finance BV 4.650% due 07/09/2025		2,120	2,117
Mondelez International, Inc. 4.570% due 08/11/2025		2,120	2,109
NextEra Energy Capital Holdings, Inc. 4.600% due 07/28/2025		2,120	2,112

			20,231

		SHARES
MUTUAL FUNDS 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)		2,464,020	2,464

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (g) 33.1%			139,300

U.S. TREASURY BILLS 6.3%
4.304% due 07/03/2025 - 10/21/2025 (c)(d)(k)		26,722	26,682

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $188,679)		188,677

Total Investments in Securities (Cost $714,522)		709,673

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	1,625	16

Total Short-Term Instruments (Cost $16)		16

Total Investments in Affiliates (Cost $16)		16

Total Investments 168.6% (Cost $714,538)		$709,689
Financial Derivative Instruments (h)(j) (3.2)%(Cost or Premiums, net $12,227)		(13,342)
Other Assets and Liabilities, net (65.4)%		(275,293)

Net Assets 100.0%		$421,054

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.450%	06/30/2025	07/01/2025	$64,400	U.S. Treasury Notes 4.250% due 02/28/2029	$(65,807)	$64,400	$64,408
JPS	4.470	07/01/2025	07/02/2025	64,500	U.S. Treasury Inflation Protected Securities 1.625% due 10/15/2029	(65,817)	64,500	64,500
SAL	4.410	06/30/2025	07/01/2025	10,400	U.S. Treasury Notes 2.000% due 11/15/2026	(10,620)	10,400	10,401

Total Repurchase Agreements	$(142,244)	$139,300	$139,309

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$20,400	$(18,250)	$(18,363)

Total Short Sales (4.4)%	$(18,250)	$(18,363)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(584) at a weighted average interest rate of 1.826%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	177	$36,820	$143	$10	$0
U.S. Treasury 5-Year Note September Futures	09/2025	558	60,822	670	74	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	15	1,714	44	7	0

$857	$91	$0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	41	$(5,683)	$26	$12	$(4)
U.S. Treasury 10-Year Note September Futures	09/2025	150	(16,819)	(163)	0	(47)
U.S. Treasury Long-Term Bond September Futures	09/2025	4	(462)	(13)	0	(4)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	56	(6,671)	(127)	0	(75)

$(277)	$12	$(130)

Total Futures Contracts	$580	$103	$(130)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	400	$2	$0	$2	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	100	1	0	1	0	0

$3	$0	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$11,750	$(203)	$(61)	$(264)	$0	$(7)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$644	$(24)	$28	$4	$1	$0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	200	(10)	9	(1)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	200	(6)	3	(3)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	300	(11)	4	(7)	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	1,300	59	41	100	5	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	200	3	0	3	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	8	27	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	200	4	0	4	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	4,960	111	2	113	3	0

$145	$95	$240	$10	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	35,897	$(799)	$353	$(446)	$0	$(2)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	200	(1)	9	8	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	2	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	200	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$38,600	(100)	62	(38)	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	26,600	0	11	11	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028	5,660	0	(35)	(35)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	8,000	0	(53)	(53)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	800	(1)	(12)	(13)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	18,100	433	(77)	356	0	(29)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		20,360	178	(129)	49	0	(38)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		6,300	18	(87)	(69)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		45,500	5,418	(368)	5,050	0	(107)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		17,400	(489)	178	(311)	45	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		9,300	608	(225)	383	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		10,590	(50)	(35)	(85)	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		1,800	(11)	6	(5)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		300	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		300	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		300	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		400	(1)	7	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		400	(1)	12	11	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		200	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		300	(1)	11	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		400	(1)	(5)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		400	(1)	(8)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		600	(2)	(10)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	(5)	(6)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		500	(2)	4	2	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		4,800	73	135	208	0	(33)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		12,850	2,885	1,839	4,724	0	(70)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		3,080	0	59	59	24	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		3,200	0	65	65	25	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		14,650	228	936	1,164	0	(117)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		20,200	0	(11)	(11)	2	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,600	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,200	0	20	20	19	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,000	0	2	2	2	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		28,200	6	29	35	26	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	3,400	63	18	81	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	5,208,700	0	32	32	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	200	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	(1)	(1)	0	0

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.710	Annual	08/06/2034		300	(1)	(9)	(10)	1	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	(5)	(6)	1	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(4)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		200	(1)	2	1	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	0	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	3	2	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		200	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		200	(1)	2	1	1	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	4	3	1	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	5,500	0	(53)	(53)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,100	(64)	466	402	0	(17)
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	1,225,000	0	(21)	(21)	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	8,900	0	(6)	(6)	2	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	300	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		280	1	(1)	0	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		300	(1)	(25)	(26)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(17)	(18)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(14)	(15)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(13)	(14)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		200	(1)	(10)	(11)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		80	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		200	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		200	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		200	(1)	1	0	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	0	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		200	(1)	(2)	(3)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		12,920	(550)	56	(494)	0	(26)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		5,300	430	219	649	20	0
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	6,100	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		10,700	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		8,200	0	(20)	(20)	0	(1)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		10,700	0	(40)	(40)	0	(3)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		6,100	0	(22)	(22)	0	(2)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		5,300	0	4	4	1	0
Receive	CPURNSA	2.165	Maturity	04/16/2029		$4,700	620	13	633	2	0
Pay	CPURNSA	2.581	Maturity	05/16/2030		5,800	0	30	30	0	0
Receive	CPURNSA	2.466	Maturity	06/17/2035		18,300	0	37	37	0	(6)

							$8,851	$3,313	$12,164	$198	$(577)

Total Swap Agreements							$8,796	$3,347	$12,143	$208	$(584)

(i)	Securities with an aggregate market value of $651 and cash of $8,616 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(j)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	8,121		$1,127	$0	$(9)
	07/2025		$1,854	AUD	2,854	24	0
	07/2025		141	NZD	234	2	0
	08/2025	AUD	2,854		$1,855	0	(25)
	08/2025	CNH	11,102		1,544	0	(13)
	08/2025	NZD	234		141	0	(2)
BOA	07/2025	AUD	169		110	0	(1)
	07/2025	BRL	1,083		198	0	(1)
	07/2025	EUR	15,534		17,662	0	(635)
	07/2025	IDR	15,510,764		955	0	(1)
	07/2025	JPY	104,700		728	1	0
	07/2025	PLN	569		157	0	(1)
	07/2025		$189	BRL	1,083	10	0
	07/2025		791	CHF	647	24	0
	07/2025		1,362	IDR	22,136,307	3	0
	07/2025		897	KRW	1,222,498	8	0
	07/2025		3,286	PEN	11,910	76	0
	07/2025		83	SGD	106	1	0
	08/2025	CNH	2,904		$406	0	(1)
	08/2025	SGD	106		83	0	(1)
	08/2025	TWD	7,256		222	0	(30)
	10/2025		$302	PEN	1,115	12	0
	12/2025	PEN	11,954		$3,286	0	(74)
BPS	07/2025	BRL	12,480		2,220	0	(77)
	07/2025	IDR	15,501,688		950	0	(5)
	07/2025	INR	236,257		2,750	0	(6)
	07/2025	SEK	670		70	0	(1)
	07/2025	THB	435		13	0	0
	07/2025	TRY	4,925		120	0	(1)
	07/2025	TWD	34,552		1,063	0	(126)
	07/2025		$2,263	BRL	12,480	34	0
	07/2025		517	IDR	8,441,447	3	0
	07/2025		1,320	KRW	1,790,959	4	0
	07/2025		50	THB	1,638	0	0
	07/2025		2,696	TWD	80,197	60	0
	08/2025	CNH	22,959		$3,198	0	(22)
	08/2025	CZK	764		34	0	(2)
	08/2025	TWD	104,581		3,220	0	(416)
	08/2025		$412	INR	35,777	5	0
	08/2025		1,078	TWD	35,111	142	0
	10/2025	BRL	5,300		$885	0	(68)
	10/2025		$1,245	BRL	7,600	122	0
BRC	07/2025	EUR	204		$234	0	(7)
	07/2025	ILS	2,032		584	0	(20)
	07/2025	KRW	52,515		38	0	0
	07/2025	PLN	182		49	0	(2)
	07/2025	TRY	25,081		613	0	(7)
	07/2025		$4,436	GBP	3,260	39	0
	07/2025		289	ILS	977	1	0
	07/2025		4	JPY	574	0	0
	07/2025		1,042	TRY	42,898	12	0
	07/2025	ZAR	40,935		$2,265	0	(44)
	08/2025	CZK	7,540		339	0	(21)
	08/2025	GBP	3,260		4,436	0	(39)
	09/2025	PEN	10,418		2,852	0	(83)
	09/2025		$22	PEN	80	0	0
	12/2025		81	TRY	3,803	2	0
BSH	07/2025	PEN	2,452		$654	0	(38)
	07/2025		$22	DKK	147	1	0
	08/2025		1,610	PEN	5,699	0	(2)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	09/2025		14		50	0	0
	11/2025	PEN	2,101		$571	0	(20)
	12/2025		5,719		1,610	3	0
CBK	07/2025	AUD	208		136	0	(1)
	07/2025	BRL	20,479		3,753	0	(17)
	07/2025	EUR	517		600	0	(9)
	07/2025	KRW	5,312,049		3,873	0	(57)
	07/2025	THB	22,747		684	0	(16)
	07/2025	TWD	59,938		1,842	0	(221)
	07/2025		$1,223	AUD	1,873	9	0
	07/2025		3,506	BRL	20,479	263	0
	07/2025		279	IDR	4,543,213	1	0
	07/2025		55	KRW	74,200	0	0
	07/2025		697	PEN	2,489	5	0
	07/2025		1,675	SGD	2,151	17	0
	07/2025		4,477	TWD	133,030	104	0
	08/2025	CNH	2,585		$360	0	(3)
	08/2025	PEN	5,773		1,564	0	(65)
	08/2025	TWD	66,293		2,034	0	(270)
	08/2025		$4,967	CNH	35,698	39	0
	08/2025		3,082	INR	265,648	12	(1)
	08/2025		30	PEN	108	1	0
	09/2025	MXN	951		$50	0	(1)
	09/2025	PEN	2,457		687	0	(5)
	09/2025		$551	PEN	2,038	23	0
DUB	07/2025	DKK	110		$17	0	0
	07/2025	ILS	987		285	0	(8)
	07/2025	KRW	40,909		30	0	0
	07/2025	SGD	20		16	0	0
	07/2025		$18,947	EUR	16,333	292	0
	07/2025		25	IDR	407,423	0	0
	07/2025		60	TWD	1,783	1	0
	08/2025	CNH	1,093		$151	0	(2)
	08/2025	EUR	16,297		18,947	0	(291)
	08/2025		$134	CNH	970	2	0
	08/2025		17	DKK	110	0	0
	08/2025		1,429	INR	123,273	7	0
	09/2025	MXN	6,109		$317	0	(6)
FAR	07/2025	AUD	4,350		2,806	0	(56)
	07/2025	BRL	21,956		3,975	0	(66)
	07/2025	CHF	1,372		1,666	0	(63)
	07/2025	CNH	4,131		575	0	(3)
	07/2025	DKK	150		24	0	0
	07/2025	JPY	411,296		2,826	0	(31)
	07/2025	KRW	1,708,876		1,262	0	(1)
	07/2025	PEN	11,917		3,241	0	(123)
	07/2025	SGD	51		40	0	0
	07/2025		$3,987	BRL	21,956	54	0
	07/2025		904	CHF	724	8	0
	07/2025		5,922	JPY	849,605	0	(23)
	07/2025		1,262	KRW	1,708,279	1	0
	07/2025		366	PLN	1,349	8	0
	07/2025		67	SGD	85	0	0
	08/2025	CHF	721		$904	0	(8)
	08/2025	CNH	2,785		389	0	(1)
	08/2025	SGD	98		77	0	0
	08/2025		$24	DKK	150	0	0
	08/2025		683	INR	59,040	5	0
	08/2025		2,826	JPY	409,784	31	0
	09/2025	MXN	79,042		$4,059	0	(119)
	09/2025		$3,975	BRL	22,292	65	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	5,973		$1,627	0	(52)
GLM	07/2025	TWD	6,015		185	0	(22)
	07/2025		$66	IDR	1,075,600	0	0
	07/2025		26	SGD	33	0	0
	07/2025		21	TWD	675	3	0
	08/2025	SGD	33		$26	0	0
	09/2025	PEN	1,555		424	0	(14)
	10/2025	BRL	9,900		1,633	0	(147)
IND	07/2025		$71	SEK	671	0	0
	08/2025	SEK	669		$71	0	0
JPM	07/2025	BRL	1,427		262	0	(1)
	07/2025	CNH	7,827		1,084	0	(10)
	07/2025	KRW	298,340		218	0	(3)
	07/2025	NZD	234		140	0	(3)
	07/2025	PLN	1,954		520	0	(22)
	07/2025	SGD	1,353		1,053	0	(11)
	07/2025	TWD	34,973		1,075	0	(129)
	07/2025		$244	BRL	1,427	19	0
	07/2025		17	DKK	114	1	0
	07/2025		658	PLN	2,433	17	0
	07/2025		54	SGD	69	0	0
	07/2025		262	TWD	7,772	6	0
	07/2025	ZAR	11,607		$649	0	(5)
	08/2025	CNH	10,234		1,422	0	(13)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	SGD	69	54	0	0
08/2025	TWD	66,605	2,045	0	(271)
08/2025	$460	INR	39,902	4	0
08/2025	964	TWD	30,210	86	0
04/2026	BRL	43,000	$7,295	0	(102)
MBC	07/2025	CAD	7,505	5,464	0	(47)
07/2025	CNH	3,752	521	0	(4)
07/2025	EUR	471	538	0	(17)
07/2025	GBP	690	934	0	(13)
07/2025	PLN	1,397	373	0	(14)
07/2025	SGD	3,250	2,534	0	(23)
07/2025	THB	11,418	345	0	(7)
07/2025	TWD	16,831	516	0	(63)
07/2025	$5,471	CAD	7,507	41	0
07/2025	451	EUR	393	12	0
07/2025	70	IDR	1,132,853	0	0
07/2025	216	JPY	31,034	0	(1)
07/2025	1,430	SGD	1,849	24	0
07/2025	8	TWD	251	0	0
08/2025	CAD	4,973	$3,623	0	(34)
08/2025	CNH	6,659	925	0	(9)
08/2025	EUR	291	342	0	(2)
08/2025	SGD	1,845	1,430	0	(25)
08/2025	TWD	28,640	885	0	(110)
08/2025	$1,095	CNH	7,918	15	0
08/2025	136	TWD	3,945	1	0
MYI	07/2025	JPY	158,710	$1,091	1	(12)
07/2025	$133	JPY	19,192	0	0
07/2025	58	NOK	590	0	0
07/2025	2	PLN	7	0	0
08/2025	CNH	2,839	$397	0	(2)
08/2025	NOK	590	58	0	0
08/2025	$949	JPY	137,802	12	0
09/2025	COP	5,674,140	$1,376	2	0
09/2025	$1,054	MXN	20,153	12	0
NGF	07/2025	790	IDR	12,873,593	4	0
SCX	07/2025	ILS	15	$4	0	0
07/2025	JPY	1,541	11	0	0
07/2025	PEN	3,709	994	0	(53)
07/2025	TWD	1,480	51	0	0
07/2025	$307	IDR	5,002,281	2	0
07/2025	286	SGD	368	4	0
07/2025	440	THB	14,291	0	0
07/2025	1,519	TWD	44,293	6	0
08/2025	CNH	4,891	$685	0	(1)
08/2025	SGD	367	286	0	(4)
08/2025	TWD	9,390	288	0	(39)
08/2025	$1,846	CNH	13,362	28	0
08/2025	482	INR	41,362	0	0
08/2025	11	JPY	1,535	0	0
SOG	07/2025	JPY	228,277	$1,581	0	(4)
08/2025	$3	INR	238	0	0
08/2025	1,581	JPY	227,439	4	0
SSB	07/2025	GBP	2,570	$3,480	0	(48)
12/2025	PEN	1,048	283	0	(11)
UAG	07/2025	CLP	1,176,327	1,253	0	(10)
07/2025	ILS	149	42	0	(3)
07/2025	KRW	52,407	39	0	0
07/2025	NOK	651	64	0	0
07/2025	THB	1,813	55	0	(1)
07/2025	$32	JPY	4,670	0	0
07/2025	39	KRW	52,432	0	0
08/2025	803	CNH	5,832	14	0
12/2025	TRY	3,803	$81	0	(2)

Total Forward Foreign Currency Contracts	$1,855	$(4,632)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	52,000	$250	$180
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	9,600	2	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	11,200	4	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	4,000	2	0

Total Purchased Options	$258	$180

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	600	$(1)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,200	(1)	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	600	(1)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	500	(1)	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	500	0	0

$(4)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	700	$(23)	$(19)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	52,000	$(93)	$(31)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	52,000	(154)	(72)

$(247)	$(103)

Total Written Options	$(274)	$(122)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$100	$(1)	$0	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$336	$(84)	$58	$0	$(26)
CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	1,673	325	38	363	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,150	618	66	684	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	1,083	216	19	235	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	11,518	2,373	127	2,500	0

$3,448	$308	$3,782	$(26)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	672	5.030% (FEDL01 plus a specified spread)	Monthly	07/16/2025	$9,215	$0	$36	$36	$0
Pay	S&P 500 Total Return Index	203	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	2,784	0	10	10	0
Pay	S&P 500 Total Return Index	8,613	5.290% (FEDL01 plus a specified spread)	Maturity	01/21/2026	111,607	0	(2,887)	0	(2,887)
Pay	S&P 500 Total Return Index	461	5.100%	Monthly	03/11/2026	6,322	0	24	24	0
BPS	Pay	S&P 500 Total Return Index	10,568	5.090% (FEDL01 plus a specified spread)	Maturity	10/01/2025	127,510	0	(11,767)	0	(11,767)
FAR	Pay	S&P 500 Total Return Index	149	5.030% (FEDL01 plus a specified spread)	Monthly	07/16/2025	2,043	0	8	8	0
JPM	Receive	ERAUSLT Index	112,974	4.580%	Monthly	08/06/2025	70,372	0	(244)	0	(244)

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	Pay	S&P 500 Total Return Index	167	5.040% (FEDL01 plus a specified spread)	Monthly	08/06/2025	2,290	0	9	9	0
	Pay	S&P 500 Total Return Index	7,414	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	101,666	0	385	385	0
	Receive	ERAUSLT Index	173,938	4.650%	Monthly	09/03/2025	108,346	0	(344)	0	(344)
	Receive	ERAUSLT Index	108,758	5.030% (FEDL01 plus a specified spread)	Monthly	10/01/2025	67,745	0	(254)	0	(254)
	Receive	ERAUSLT Index	287,688	5.280% (FEDL01 plus a specified spread)	Maturity	01/21/2026	172,680	0	900	900	0
	Pay	S&P 500 Total Return Index	2,387	5.110% (FEDL01 plus a specified spread)	Monthly	02/04/2026	32,732	0	128	128	0
	Pay	S&P 500 Total Return Index	318	4.930%	Monthly	04/01/2026	4,361	0	16	16	0
	Pay	S&P 500 Total Return Index	103	5.010%	Monthly	04/01/2026	1,412	0	5	5	0

								$0	$(13,975)	$1,521	$(15,496)

Total Swap Agreements								$3,447	$(13,667)	$5,303	$(15,523)

(k)

Securities with an aggregate market value of $15,477 has been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$1,000	$29,331	$0		$30,331
Industrials						0	5,000	0		5,000
Utilities						0	6,303	0		6,303
Municipal Bonds & Notes
Illinois						0	219	0		219
U.S. Government Agencies						0	261,241	0		261,241
U.S. Treasury Obligations						0	13,020	0		13,020
Non-Agency Mortgage-Backed Securities						0	42,439	0		42,439
Asset-Backed Securities
Automobile ABS Other						0	2,518	0		2,518
Automobile Sequential						0	16,905	0		16,905
CMBS Other						0	11,875	0		11,875
Home Equity Other						0	49,269	0		49,269
Whole Loan Collateral						0	6,038	0		6,038
Other ABS						0	36,501	1,450		37,951
Sovereign Issues						0	37,887	0		37,887
Short-Term Instruments
Commercial Paper						0	20,231	0		20,231
Mutual Funds						0	2,464	0		2,464
Repurchase Agreements						0	139,300	0		139,300
U.S. Treasury Bills						0	26,682	0		26,682

						$1,000	$707,223	$1,450		$709,673
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$16	$0	$0		$16

Total Investments						$1,016	$707,223	$1,450		$709,689

Short Sales, at Value - Liabilities

Schedule of Investments PIMCO RAE Fundamental Advantage PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. Government Agencies	$0	$(18,363)	$0	$(18,363)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	12	299	0	311
Over the counter	0	7,338	0	7,338

	$12	$7,637	$0	$7,649
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(4)	(710)	0	(714)
Over the counter	0	(20,251)	(26)	(20,277)

	$(4)	$(20,961)	$(26)	$(20,991)

Total Financial Derivative Instruments	$8	$(13,324)	$(26)	$(13,342)

Totals	$1,024	$675,536	$1,424	$677,984

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO RAE PLUS EMG Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.3% ¤
CORPORATE BONDS & NOTES 5.7%
BANKING & FINANCE 4.1%
American Express Co. 5.284% due 07/26/2035 •		$600	$608
Ares Strategic Income Fund 5.450% due 09/09/2028		500	500
Bank of Nova Scotia 5.450% due 08/01/2029		700	727
Barclays PLC
4.837% due 09/10/2028 •		100	101
6.224% due 05/09/2034 •		500	531
Equinix, Inc. 1.550% due 03/15/2028		200	187
Extra Space Storage LP 5.400% due 06/15/2035		100	101
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	193
5.800% due 03/05/2027		200	202
5.800% due 03/08/2029		200	200
Goldman Sachs Group, Inc. 6.249% due 03/15/2028 ~		200	204
GSPA Monetization Trust 6.422% due 10/09/2029		444	446
Host Hotels & Resorts LP 5.500% due 04/15/2035		100	99
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	203
Jackson National Life Global Funding 5.600% due 04/10/2026		500	504
JPMorgan Chase & Co.
3.782% due 02/01/2028 •		100	99
5.040% due 01/23/2028 •		200	202
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(b)		300	300
5.594% due 07/10/2035 •		200	206
Morgan Stanley
4.654% due 10/18/2030 •		100	100
5.320% due 07/19/2035 •		100	101
Prologis LP
4.200% due 02/15/2033	CAD	100	74
5.000% due 01/31/2035		$100	100
Royal Bank of Canada 4.969% due 08/02/2030 •		600	609
Sumitomo Mitsui Financial Group, Inc. 4.660% due 07/08/2031 •(b)		500	500
UBS Group AG 4.751% due 05/12/2028 •		500	503
VICI Properties LP 4.750% due 02/15/2028		200	201
Wells Fargo & Co. 2.393% due 06/02/2028 •		800	771

			8,572

INDUSTRIALS 0.5%
Energy Transfer LP 5.700% due 04/01/2035		100	102
Occidental Petroleum Corp. 5.550% due 10/01/2034		700	687
T-Mobile USA, Inc. 4.200% due 10/01/2029		200	199
United Airlines Pass-Through Trust 5.450% due 08/15/2038		99	100

			1,088

UTILITIES 1.1%
Edison International 6.250% due 03/15/2030		100	102
Eversource Energy 5.850% due 04/15/2031		500	526
Pacific Gas & Electric Co. 5.339% due 09/04/2025 ~		900	900

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

San Diego Gas & Electric Co. 5.350% due 04/01/2053		100	93
Southern California Edison Co.
4.650% due 10/01/2043		100	81
4.875% due 02/01/2027		100	101
5.150% due 06/01/2029		400	404
5.350% due 03/01/2026		100	101

			2,308

Total Corporate Bonds & Notes (Cost $11,797)			11,968

MUNICIPAL BONDS & NOTES 0.0%
NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009 7.242% due 01/01/2041		65	71

Total Municipal Bonds & Notes (Cost $65)			71

U.S. GOVERNMENT AGENCIES 51.4%
Fannie Mae
2.349% due 01/25/2031 ~(a)		2,284	133
4.202% due 10/01/2029 ~		1,000	1,004
4.300% due 12/01/2029		702	707
4.705% due 09/01/2031 ~		2,000	2,038
4.720% due 10/01/2028		500	509
4.770% due 10/01/2028		600	612
4.770% due 07/25/2037 •		7	7
4.800% due 07/25/2037 •		16	16
4.820% due 09/25/2035 •		25	25
4.930% due 06/01/2029		400	410
5.140% due 06/25/2037 •		102	102
5.255% due 11/25/2054 •		682	678
5.300% due 11/01/2030		900	941
Freddie Mac
2.862% due 07/25/2054 ~		600	563
3.000% due 09/01/2032		470	458
4.968% due 07/15/2041 •		75	74
5.118% due 08/15/2037 •		98	98
5.128% due 10/15/2037 •		14	14
5.138% due 05/15/2037 - 09/15/2037 •		106	106
5.245% due 11/25/2054 •		661	659
5.405% due 11/25/2054 •		797	793
5.455% due 12/25/2054 •		930	931
Ginnie Mae 4.789% due 08/20/2047 •		366	357
Ginnie Mae, TBA
4.000% due 07/01/2055		3,980	3,701
5.000% due 08/01/2055		2,240	2,199
U.S. Small Business Administration 6.220% due 12/01/2028		2	2
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		42	41
4.000% due 04/01/2043 - 08/01/2051		3,732	3,599
5.000% due 02/01/2053 - 12/01/2053		2,031	1,997
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		4,600	3,981
4.000% due 07/01/2055 - 08/01/2055		7,310	6,796
4.500% due 08/01/2055		7,200	6,885
5.000% due 08/01/2055		8,410	8,238
5.500% due 08/01/2055		6,400	6,394
6.000% due 08/01/2055		18,260	18,539
6.500% due 08/01/2055		33,710	34,759

Total U.S. Government Agencies (Cost $107,384)			108,366

U.S. TREASURY OBLIGATIONS 1.1%
U.S. Treasury Bonds
4.625% due 05/15/2044		2,400	2,354

Total U.S. Treasury Obligations (Cost $2,404)			2,354

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.9%
American Home Mortgage Assets Trust 6.750% due 11/25/2046		297	266
Avon Finance 5.139% due 12/28/2049 •	GBP	563	774
Banc of America Funding Trust 4.994% due 02/20/2035 ~		$22	19
Banc of America Mortgage Trust 5.442% due 06/25/2035 ~		10	9
Bear Stearns ALT-A Trust 4.754% due 08/25/2036 •		923	815
BX Commercial Mortgage Trust 6.152% due 01/17/2039 •		1,000	998

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

Citigroup Mortgage Loan Trust
6.170% due 09/25/2062		770	770
6.300% due 03/25/2036 •		48	48
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •		829	814
Countrywide Alternative Loan Trust 4.834% due 05/25/2036 •		201	172
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 07/25/2036		820	397
6.248% due 02/20/2036 •		6	6
6.500% due 12/25/2037		1,263	501
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.421% due 10/25/2037 ~		702	408
DSLA Mortgage Loan Trust 5.252% due 09/19/2044 •		62	56
First Horizon Mortgage Pass-Through Trust 5.257% due 10/25/2035 ~		156	144
GCAT Trust 6.007% due 01/25/2059 þ		396	398
GSR Mortgage Loan Trust 6.562% due 09/25/2035 ~		4	4
HarborView Mortgage Loan Trust
4.932% due 01/19/2036 •		1,459	948
5.112% due 06/20/2035 •		270	258
HomeBanc Mortgage Trust 5.054% due 03/25/2035 •		326	262
Impac CMB Trust 5.074% due 03/25/2035 •		230	222
IndyMac INDX Mortgage Loan Trust 4.954% due 06/25/2035 •		87	70
JP Morgan Mortgage Trust
5.479% due 08/25/2035 ~		49	44
5.750% due 01/25/2036		10	4
Lehman Mortgage Trust 5.084% due 11/25/2036 •		1,007	472
Lehman XS Trust 4.884% due 08/25/2046 •		1,221	1,248
Merrill Lynch Mortgage Investors Trust 5.232% due 09/25/2035 ~		73	58
Merrion Square Residential DAC 2.999% due 03/24/2081 •	EUR	758	895
Morgan Stanley Mortgage Loan Trust
3.601% due 07/25/2035 ~		$184	164
6.815% due 06/25/2036		2,823	748
New York Mortgage Trust Loan Trust 5.250% due 07/25/2062 þ		466	466
Residential Accredit Loans, Inc. Trust
4.794% due 09/25/2036 •		763	703
4.934% due 08/25/2035 •		1,298	890
5.309% due 12/25/2035 ~		1,092	964
Residential Asset Securitization Trust 6.000% due 03/25/2037		2,834	855
Sequoia Mortgage Trust 4.992% due 07/20/2034 •		253	251
Structured Adjustable Rate Mortgage Loan Trust 6.734% due 12/25/2037 •		1,184	995
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	386	531
Trinity Square PLC 5.217% due 07/15/2059 ~		403	554
Verus Securitization Trust 6.218% due 06/25/2069 þ		$386	391
WaMu Mortgage Pass-Through Certificates Trust
3.496% due 01/25/2037 ~		133	114
4.142% due 12/25/2036 ~		82	73
4.152% due 02/25/2037 ~		358	334
4.408% due 06/25/2037 ~		652	586
5.899% due 10/25/2046 •		1,600	1,500
5.899% due 11/25/2046 •		1,383	1,225
Washington Mutual Mortgage Pass-Through Certificates Trust 3.928% due 09/25/2036		2,164	571

Total Non-Agency Mortgage-Backed Securities (Cost $26,568)			22,995

ASSET-BACKED SECURITIES 25.0%
AUTOMOBILE ABS OTHER 1.8%
Carvana Auto Receivables Trust 5.050% due 05/12/2031		500	504
SBNA Auto Receivables Trust
5.120% due 03/17/2031		1,000	1,000

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

5.140% due 04/15/2031	2,350	2,356

		3,860

AUTOMOBILE SEQUENTIAL 4.7%
Ally Auto Receivables Trust 5.460% due 05/15/2028	427	430
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027	104	104
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	400	411
BMW Vehicle Owner Trust 5.470% due 02/25/2028	376	378
CarMax Auto Owner Trust
5.300% due 03/15/2027	213	213
5.340% due 08/16/2027	232	233
Carvana Auto Receivables Trust
4.680% due 02/10/2028	600	600
5.420% due 04/10/2028	247	248
5.770% due 04/12/2027	10	10
6.410% due 09/10/2027	48	48
Chase Auto Owner Trust 5.480% due 04/26/2027	105	105
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	31	31
DT Auto Owner Trust 6.290% due 08/16/2027	25	25
Exeter Automobile Receivables Trust 5.820% due 02/15/2027	27	27
First Help Financial Trust 6.570% due 06/15/2028	178	179
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	141	142
GLS Auto Receivables Issuer Trust 5.770% due 06/15/2027	104	104
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	300	303
6.270% due 08/16/2027	52	52
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	300	302
5.450% due 06/16/2028	449	452
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	900	915
5.490% due 06/25/2027	700	704
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	505
5.290% due 04/15/2027	186	187
5.480% due 04/17/2028	433	436
Lendbuzz Securitization Trust 7.500% due 12/15/2028	955	976
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	147	148
5.380% due 11/25/2030	53	53
7.130% due 01/26/2032	235	235
Santander Drive Auto Receivables Trust 5.930% due 07/17/2028	453	455
SCCU Auto Receivables Trust 5.700% due 10/16/2028	500	505
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	87	88
Veros Auto Receivables Trust 7.120% due 11/15/2028	39	39
Westlake Automobile Receivables Trust 6.230% due 01/15/2027	135	136

		9,880

CMBS OTHER 3.0%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	287	287
AREIT Trust 5.551% due 01/20/2037 •	424	423
BDS LLC 5.889% due 10/21/2042 •	900	894
LoanCore Issuer Ltd. 5.726% due 11/15/2038 •	462	463
M360 Ltd. 5.936% due 11/22/2038 •	77	76
MF1 LLC
5.887% due 02/18/2040 •	1,000	996
6.468% due 06/19/2037 •	1,321	1,322
6.953% due 09/17/2037 •	397	399
MF1 Ltd.
5.509% due 10/16/2036 •	239	239
5.529% due 07/16/2036 •	120	120

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •		1,027	1,030

			6,249

CREDIT CARD BULLET 1.0%
American Express Credit Account Master Trust 4.870% due 05/15/2028		500	503
Bank of America Credit Card Trust 4.790% due 05/15/2028		500	502
Synchrony Card Funding LLC 4.930% due 07/15/2030		1,000	1,015

			2,020

HOME EQUITY OTHER 4.5%
Countrywide Asset-Backed Certificates 4.914% due 04/25/2037 •		614	540
Fremont Home Loan Trust 4.574% due 01/25/2037 •		1,868	967
GSAA Home Equity Trust 4.834% due 03/25/2037 •		4,580	1,253
GSAA Trust 5.995% due 03/25/2046 ~		4,271	1,537
IXIS Real Estate Capital Trust 4.834% due 03/25/2036 •		576	301
MASTR Specialized Loan Trust 5.559% due 11/25/2035 •		1,495	1,433
Morgan Stanley ABS Capital, Inc. Trust
4.594% due 11/25/2036 •		1,229	696
4.614% due 03/25/2037 •		2,920	1,244
Option One Mortgage Loan Trust 4.654% due 05/25/2037 •		1,288	775
RCKT Mortgage Trust 6.147% due 06/25/2044 þ		403	407
Securitized Asset-Backed Receivables LLC Trust 4.914% due 07/25/2036 •		954	375

			9,528

WHOLE LOAN COLLATERAL 2.1%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		875	434
GSRPM Mortgage Loan Trust 5.784% due 03/25/2035 •		3,189	3,435
Specialty Underwriting & Residential Finance Trust 4.734% due 09/25/2037 •		875	601

			4,470

OTHER ABS 7.9%
37 Capital CLO Ltd.
5.536% due 10/15/2034 •		500	500
5.546% due 07/15/2034 •		1,000	1,001
AIMCO CLO 5.530% due 10/17/2034 •		500	501
Anchorage Credit Funding Ltd.
3.000% due 01/21/2040		300	280
3.928% due 04/25/2038		300	295
Arbour CLO DAC 3.293% due 11/15/2037 •	EUR	800	943
Bain Capital Credit CLO Ltd. 5.491% due 07/16/2034 •		$500	500
Bankers Healthcare Group Securitization Trust 5.930% due 10/17/2035		716	719
BlueMountain CLO Ltd. 5.598% due 07/15/2031 •		222	223
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		600	602
Carval CLO Ltd. 5.491% due 07/16/2031 •		892	894
CBAM Ltd. 5.561% due 04/17/2031 •		288	289
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •		900	900
CRB Securitization Trust 6.960% due 10/20/2033		102	102
Elmwood CLO Ltd. 5.463% due 04/22/2035 «		700	700
Henley CLO DAC 3.148% due 04/25/2034 •	EUR	500	588
Invesco Euro CLO DAC 3.296% due 10/30/2038 •		500	588
Jamestown CLO Ltd. 5.552% due 07/25/2035 •		$500	501

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

Nelnet Student Loan Trust
6.502% due 02/20/2041 •		165	169
6.640% due 02/20/2041		165	171
Northwoods Capital Ltd. 5.558% due 11/13/2031 •		641	640
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •		500	497
Palmer Square European Loan Funding DAC
3.143% due 05/15/2034 •	EUR	659	775
4.033% due 05/15/2034 •		1,000	1,180
4.053% due 02/15/2035 •		500	589
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		$600	600
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		500	501
Theorem Funding Trust 6.060% due 12/15/2028		17	17
Tralee CLO Ltd. 5.502% due 10/25/2032 •		800	800
Upstart Securitization Trust 5.500% due 06/20/2032		36	36
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		29	29
Wellfleet CLO Ltd. 0.000% due 04/20/2034 •(b)		500	500

			16,630

Total Asset-Backed Securities (Cost $57,363)			52,637

SOVEREIGN ISSUES 8.5%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	505,000	525
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	10,700	1,900
0.000% due 04/01/2026 (d)		13,600	2,255
Colombian TES 6.000% due 04/28/2028	COP	2,437,400	537
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	3,300	155
Japan Government International Bond 2.400% due 03/20/2055	JPY	130,000	829
Mexican Bonos 8.500% due 03/01/2029	MXN	3,800	202
Mexican Udibonos
2.750% due 11/27/2031 (e)		4,590	217
3.000% due 12/03/2026 (e)		19,552	1,020
4.000% due 11/30/2028 (e)		1,870	98
4.000% due 08/24/2034 (e)		19,722	978
Mexico Government International Bond 5.850% due 07/02/2032 (b)		$200	203
Peru Government International Bond
5.400% due 08/12/2034	PEN	3,300	882
6.150% due 08/12/2032		11,200	3,270
6.850% due 08/12/2035		1,100	321
6.950% due 08/12/2031		561	172
7.300% due 08/12/2033		1,200	370
7.600% due 08/12/2039		100	30
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	2,300	638
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	5,900	307
8.000% due 01/31/2030		8,600	478
8.250% due 03/31/2032		3,400	183
8.500% due 01/31/2037		4,900	241
9.000% due 01/31/2040		18,500	903
Saudi Government International Bond 5.625% due 01/13/2035		$1,000	1,044
Turkiye Government International Bond
49.053% due 08/19/2026 ~	TRY	100	2
49.053% due 05/17/2028 ~		9,500	231

Total Sovereign Issues (Cost $17,012)			17,991

SHORT-TERM INSTRUMENTS 62.7%
COMMERCIAL PAPER 5.6%
Air Lease Corp. 4.840% due 07/08/2025		$1,000	999
Alimentation Couche-Tard, Inc. 4.640% due 07/30/2025		1,150	1,145
Amrize Finance U.S. LLC 4.640% due 07/08/2025		1,030	1,029
Canadian Natural Resources Ltd. 4.900% due 08/06/2025 (b)		1,040	1,035

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

Crown Castle, Inc. 5.030% due 07/22/2025	1,260	1,256
CVS Health Corp. 4.920% due 07/14/2025	1,000	998
HCA, Inc. 4.950% due 08/14/2025	1,290	1,282
Intel Corp. 4.590% due 07/01/2025	960	960
Jones Lang LaSalle Finance BV 4.720% due 07/09/2025	1,010	1,009
RTX Corp. 4.630% due 07/16/2025	1,010	1,008
Volkswagen Group of America Finance LLC 4.670% due 07/02/2025	1,010	1,010

		11,731

REPURCHASE AGREEMENTS (f) 49.6%		104,600

U.S. TREASURY BILLS 7.5%
4.281% due 07/03/2025 - 09/16/2025 (c)(d)(i)	15,776	15,756

Total Short-Term Instruments (Cost $132,088)		132,087

Total Investments in Securities (Cost $354,681)		348,469

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	3,373	33

Total Short-Term Instruments (Cost $33)		33

Total Investments in Affiliates (Cost $33)		33

Total Investments 165.3% (Cost $354,714)		$348,502
Financial Derivative Instruments (g)(h) 2.7%(Cost or Premiums, net $3,239)		5,634
Other Assets and Liabilities, net (68.0)%		(143,366)

Net Assets 100.0%		$210,770

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	07/01/2025	07/02/2025	$48,400	U.S. Treasury Notes 4.125% due 10/31/2029	$(49,440)	$48,400	$48,400
DEU	4.470	07/01/2025	07/02/2025	100	U.S. Treasury Bonds 2.375% due 02/15/2042	(102)	100	100
SAL	4.410	06/30/2025	07/01/2025	56,100	U.S. Treasury Bills 0.000% due 10/07/2025	(57,245)	56,100	56,107

Total Repurchase Agreements	$(106,787)	$104,600	$104,607

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$9,200	$(8,230)	$(8,282)

Total Short Sales (3.9)%	$(8,230)	$(8,282)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI Emerging Markets Index September Futures	09/2025	29	$1,789	$14	$3	$0
U.S. Treasury 2-Year Note September Futures	09/2025	86	17,890	69	5	0
U.S. Treasury 10-Year Note September Futures	09/2025	284	31,844	506	89	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	39	4,456	99	19	0

$688	$116	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2025	116	$(12,644)	$(115)	$0	$(15)
U.S. Treasury Long-Term Bond September Futures	09/2025	1	(115)	(3)	0	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	17	(2,025)	(38)	0	(23)

$(156)	$0	$(39)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

Total Futures Contracts								$532		$116	$(39)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	200	$1	$0	$1	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164		100	1	0	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107		$400	4	1	5	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290		600	4	0	4	0	0

							$10	$1	$11	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly		06/20/2030		$17,800	$(305)	$(95)	$(400)	$0	$(10)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	17,098	$(355)	$142	$(213)	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028		$8,400	103	(66)	37	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		11,260	0	154	154	13	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		800	8	(18)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		5,820	154	(39)	115	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		3,100	9	(43)	(34)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		7,300	934	(123)	811	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		13,600	889	(329)	560	0	(41)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,800	135	(111)	24	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		4,140	(17)	(16)	(33)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034		100	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		100	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034		100	0	1	1	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	100	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	120	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	8,250	(52)	28	(24)	0	(32)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	200	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035	200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	2,000	30	56	86	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	300	70	40	110	0	(2)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052	1,400	0	27	27	11	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052	1,460	0	30	30	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053	1,970	106	294	400	0	(14)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	20	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		6,100	96	388	484	0	(49)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	0	0	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,900	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,700	0	0	0	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,800	0	9	9	9	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		500	0	1	1	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		13,000	2	14	16	12	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	3,100	61	13	74	0	(6)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,156,200	0	13	13	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	1	1	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,300	0	(22)	(22)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,900	(21)	152	131	0	(6)
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	505,000	0	(9)	(9)	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,700	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		5,340	(228)	24	(204)	0	(11)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,180	180	87	267	8	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	4,800	0	1	1	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		8,300	0	(21)	(21)	0	(1)
Receive	CPURNSA	2.519	Maturity	04/04/2029		$1,670	6	(1)	5	0	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		2,600	0	(4)	(4)	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		3,500	0	(8)	(8)	0	0
Receive	CPURNSA	2.350	Maturity	08/12/2034		5,600	99	(34)	65	0	(2)
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,150	24	18	42	0	(1)

							$2,204	$664	$2,868	$80	$(256)

Total Swap Agreements							$1,909	$570	$2,479	$80	$(266)

Cash of $4,046 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)						This instrument has a forward starting effective date.
(h)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	3,568		$495	$0	$(4)
	07/2025		$884	AUD	1,360	12	0
	07/2025		61	CHF	48	0	0
	07/2025		87	NZD	145	1	0
	08/2025	AUD	1,360		$884	0	(12)
	08/2025	CHF	48		61	0	0
	08/2025	CNH	4,565		635	0	(6)
	08/2025	NZD	145		87	0	(1)
BOA	07/2025	AUD	79		51	0	(1)
	07/2025	EUR	2,688		3,056	0	(110)
	07/2025	IDR	7,183,933		443	0	0
	07/2025	JPY	46,000		320	1	0
	07/2025	KRW	287,181		210	0	(2)
	07/2025		$270	CHF	221	8	0
	07/2025		646	IDR	10,496,796	1	0
	07/2025		366	KRW	498,218	3	0
	07/2025		37	SGD	48	0	0
	08/2025	CNH	1,452		$203	0	(1)
	08/2025	SGD	48		37	0	0
	08/2025	TWD	73		2	0	0
BPS	07/2025	BRL	7,001		1,248	0	(41)
	07/2025	IDR	7,179,729		440	0	(2)
	07/2025	INR	108,249		1,260	0	(3)
	07/2025	SEK	290		30	0	(1)
	07/2025	THB	152		5	0	0
	07/2025	TRY	715		18	0	0
	07/2025	TWD	16,431		506	0	(60)
	07/2025		$1,265	BRL	7,001	24	0
	07/2025		330	IDR	5,381,775	2	0
	07/2025		600	KRW	814,072	2	0
	07/2025		30	THB	991	0	0
	07/2025		1,234	TWD	36,712	27	0
	08/2025	CNH	9,339		$1,301	0	(8)
	08/2025	CZK	294		13	0	(1)
	08/2025	TWD	114,720		3,645	0	(343)
	08/2025		$166	CNH	1,192	2	0
	08/2025		219	INR	19,073	3	0
	08/2025		1,611	TWD	51,582	182	0
	10/2025	BRL	2,000		$334	0	(26)
	10/2025		$2,408	BRL	14,700	236	0
BRC	07/2025	BRL	696		$126	0	(2)
	07/2025	ILS	867		249	0	(8)
	07/2025	KRW	23,340		17	0	0
	07/2025	NOK	305		30	0	0
	07/2025	PLN	64		17	0	(1)
	07/2025	TRY	20,636		503	0	(7)
	07/2025		$126	BRL	696	2	0
	07/2025		1,432	GBP	1,052	13	0
	07/2025		123	ILS	417	0	0
	07/2025		5	JPY	686	0	0
	07/2025		290	THB	9,447	1	0
	07/2025		803	TRY	34,523	51	0
	07/2025	ZAR	21,136		$1,169	0	(23)
	08/2025	CZK	2,901		130	0	(8)
	08/2025	GBP	1,052		1,432	0	(13)
	09/2025		$9	PEN	33	0	0

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

	12/2025		35	TRY	1,643	1	0
BSH	08/2025		427	PEN	1,510	0	(1)
	09/2025	PEN	5,441		$1,486	0	(47)
	09/2025		$6	PEN	21	0	0
	11/2025	PEN	813		$221	0	(8)
	12/2025		1,515		427	1	0
CBK	07/2025	AUD	98		64	0	(1)
	07/2025	BRL	8,768		1,607	0	(7)
	07/2025	KRW	2,664,992		1,943	0	(28)
	07/2025	SGD	92		72	0	0
	07/2025	THB	24,175		734	0	(11)
	07/2025	TWD	27,475		845	0	(101)
	07/2025		$533	AUD	816	4	0
	07/2025		1,507	BRL	8,768	107	0
	07/2025		169	EUR	148	5	0
	07/2025		104	IDR	1,694,614	0	0
	07/2025		234	KRW	316,146	0	0
	07/2025		4	PEN	16	0	0
	07/2025		770	SGD	989	8	0
	07/2025		1,645	TWD	48,920	39	0
	08/2025	CNH	1,140		$159	0	(1)
	08/2025	PEN	1,509		404	0	(21)
	08/2025	TWD	33,674		1,058	0	(113)
	08/2025		$1,835	CNH	13,165	11	0
	08/2025		1,643	INR	141,619	6	(1)
	08/2025		13	PEN	48	0	0
	08/2025		471	TWD	15,454	66	0
	09/2025	MXN	381		$20	0	0
	09/2025		$297	PEN	1,097	12	0
DUB	07/2025	ILS	421		$121	0	(4)
	07/2025	KRW	13,636		10	0	0
	07/2025	SGD	9		7	0	0
	07/2025		$3,682	EUR	3,174	57	0
	07/2025		11	IDR	181,066	0	0
	07/2025		81	TWD	2,410	2	0
	08/2025	CNH	1,376		$191	0	(2)
	08/2025	EUR	3,167		3,682	0	(57)
	08/2025	TWD	5,783		176	0	(25)
	08/2025		$609	BRL	3,364	5	0
	08/2025		101	CNH	724	0	0
	08/2025		838	INR	72,278	4	0
	08/2025		342	TWD	11,129	45	0
	09/2025	MXN	2,848		$148	0	(3)
	09/2025	PEN	6,012		1,647	0	(46)
FAR	07/2025	AUD	1,932		1,247	0	(25)
	07/2025	BRL	15,207		2,753	0	(46)
	07/2025	CHF	517		628	0	(24)
	07/2025	CNH	1,815		253	0	(1)
	07/2025	JPY	204,774		1,407	0	(15)
	07/2025	KRW	776,762		574	0	(1)
	07/2025	SGD	14		11	0	0
	07/2025		$2,754	BRL	15,207	45	0
	07/2025		369	CHF	296	3	0
	07/2025		2,639	JPY	378,511	0	(10)
	07/2025		574	KRW	776,491	1	0
	07/2025		153	PLN	566	4	0
	07/2025		65	SGD	83	0	0
	08/2025	CHF	295		$370	0	(3)
	08/2025	CNH	932		130	0	0
	08/2025	SGD	102		80	0	0
	08/2025		$364	INR	31,475	2	0
	08/2025		1,407	JPY	204,021	15	0
	09/2025	MXN	41,019		$2,107	0	(62)
	09/2025		$2,753	BRL	15,440	45	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	2,471		$673	0	(22)
GLM	07/2025	TWD	2,477		76	0	(9)
	07/2025		$25	IDR	401,199	0	0
	07/2025		13	MYR	53	0	0
	07/2025		38	SGD	49	0	0
	07/2025		70	THB	2,279	0	0
	07/2025		125	ZAR	2,227	1	0
	08/2025	SGD	49		$38	0	0
	08/2025		$179	THB	5,819	1	0
	09/2025	PEN	610		$167	0	(5)
	10/2025	BRL	23,400		3,807	0	(402)
IND	07/2025		$31	SEK	290	0	0
	08/2025	SEK	290		$31	0	0
	08/2025	TWD	26,494		813	0	(108)
	08/2025		$976	TWD	28,748	23	0
JPM	07/2025	BRL	510		$93	0	0
	07/2025	CNH	3,438		476	0	(4)
	07/2025	KRW	150,864		110	0	(1)
	07/2025	NZD	145		87	0	(2)
	07/2025	PLN	683		182	0	(8)
	07/2025	SGD	619		482	0	(5)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	TRY	5,069		122	0	(4)
	07/2025	TWD	14,563		448	0	(54)
	07/2025		$87	BRL	510	7	0
	07/2025		276	PLN	1,020	7	0
	07/2025		25	SGD	31	0	0
	07/2025		115	TWD	3,416	3	0
	07/2025	ZAR	5,993		$335	0	(3)
	08/2025	BRL	6,643		1,163	0	(50)
	08/2025	CNH	4,200		583	0	(6)
	08/2025	SGD	31		25	0	0
	08/2025	TWD	29,275		898	0	(120)
	08/2025		$170	CNH	1,217	0	0
	08/2025		347	INR	30,060	3	0
	04/2026	BRL	13,600		$2,307	0	(32)
MBC	07/2025	AUD	67		43	0	(1)
	07/2025	CAD	2,921		2,127	0	(18)
	07/2025	CHF	48		60	0	0
	07/2025	CNH	1,648		229	0	(2)
	07/2025	EUR	634		727	0	(20)
	07/2025	GBP	238		322	0	(5)
	07/2025	HKD	1,046		134	0	0
	07/2025	JPY	8,800		61	0	0
	07/2025	PLN	488		130	0	(5)
	07/2025	SGD	1,487		1,159	0	(10)
	07/2025	THB	3,983		120	0	(2)
	07/2025	TWD	6,545		201	0	(25)
	07/2025		$2,195	CAD	3,011	16	0
	07/2025		27	IDR	439,001	0	0
	07/2025		347	JPY	49,803	0	(1)
	07/2025		646	SGD	835	11	0
	07/2025		4	TWD	117	0	0
	08/2025	CAD	1,785		$1,301	0	(12)
	08/2025	CNH	3,101		431	0	(4)
	08/2025	SGD	833		646	0	(11)
	08/2025	THB	2,922		90	0	0
	08/2025	TWD	18,873		586	0	(70)
	08/2025		$553	CNH	4,000	8	0
MYI	07/2025	JPY	68,861		$473	0	(6)
	07/2025		$59	JPY	8,550	0	0
	07/2025		27	NOK	276	0	0
	07/2025		1	PLN	3	0	0
	08/2025	CNH	950		$133	0	(1)
	08/2025	NOK	276		27	0	0
	08/2025		$472	JPY	68,608	6	0
	09/2025	COP	2,348,832		$570	1	0
	09/2025		$504	MXN	9,639	5	0
NGF	07/2025		295	IDR	4,801,833	2	0
RBC	07/2025	CAD	89		$65	0	0
RYL	08/2025		$461	CNH	3,370	12	0
SCX	07/2025	ILS	6		$2	0	0
	07/2025	JPY	767		5	0	0
	07/2025	PEN	2,616		710	0	(28)
	07/2025	TWD	592		20	0	0
	07/2025		$115	IDR	1,865,834	1	0
	07/2025		129	SGD	166	2	0
	07/2025		200	THB	6,496	0	0
	07/2025		858	TWD	25,132	8	0
	08/2025	CNH	4,958		$693	0	(2)
	08/2025	SGD	166		129	0	(2)
	08/2025	TWD	3,626		111	0	(15)
	08/2025		$741	CNH	5,356	10	0
	08/2025		257	INR	22,050	0	0
	08/2025		5	JPY	764	0	0
SOG	07/2025	BRL	720		$132	0	(1)
	07/2025	JPY	113,654		787	0	(2)
	07/2025		$127	BRL	720	6	0
	07/2025		272	KRW	370,216	2	0
	08/2025	INR	10,201		$119	0	0
	08/2025		$1	INR	127	0	0
	08/2025		787	JPY	113,237	2	0
	08/2025		713	TWD	23,089	90	0
SSB	07/2025	GBP	814		$1,103	0	(15)
	07/2025		$770	BRL	4,312	24	0
	08/2025	INR	48,189		$561	0	0
UAG	07/2025	CLP	539,671		575	0	(4)
	07/2025	ILS	64		18	0	(1)
	07/2025	KRW	23,292		17	0	0
	07/2025	THB	632		19	0	0
	07/2025		$39	JPY	5,579	0	0
	07/2025		17	KRW	23,303	0	0
	08/2025	CNH	194		$27	0	(1)
	12/2025	TRY	1,643		35	0	(1)

Total Forward Foreign Currency Contracts						$1,310	$(2,448)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	21,200	$102	$73
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	4,000	1	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	4,400	2	0

Total Purchased Options	$105	$73

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	200	$0	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	500	(1)	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	200	0	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	300	(1)	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	300	0	0

$(2)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	300	$(10)	$(8)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	21,200	$(38)	$(13)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	21,200	(63)	(29)

$(101)	$(42)

Total Written Options	$(113)	$(50)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$100	$(1)	$0	$0	$(1)
JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.167	EUR	700	162	(142)	20	0

$161	$(142)	$20	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	591	$115	$13	$128	$0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	1,083	213	22	235	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$881	(242)	173	0	(69)
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	394	79	7	86	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	4,922	1,012	56	1,068	0

$1,177	$271	$1,517	$(69)

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAEMLT Index	7,164	5.710%	Maturity	07/01/2026	$37,515	$0	$1,419	$1,419	$0
MEI	Receive	ERAEMLT Index	328	5.440% (FEDL01 plus a specified spread)	Monthly	07/02/2025	1,698	0	84	84	0
	Receive	ERAEMLT Index	433	5.650%	Monthly	07/02/2025	2,242	0	111	111	0
	Receive	ERAEMLT Index	676	5.410% (FEDL01 plus a specified spread)	Monthly	07/09/2025	3,688	0	(15)	0	(15)
	Receive	ERAEMLT Index	12,989	5.410%	Monthly	08/06/2025	70,856	0	(279)	0	(279)
	Receive	ERAUSLT Index	2,512	5.380% (FEDL01 plus a specified spread)	Monthly	10/15/2025	13,703	0	(54)	0	(54)
	Receive	ERAEMLT Index	10,624	5.570% (FEDL01 plus a specified spread)	Maturity	01/07/2026	52,063	0	4,204	4,204	0
	Receive	ERAEMLT Index	3,560	5.605%	Monthly	03/04/2026	19,420	0	(79)	0	(79)

								$0	$5,391	$5,818	$(427)

Total Swap Agreements								$1,338	$5,520	$7,355	$(497)

(i)

Securities with an aggregate market value of $665 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$500	$8,072	$0		$8,572
Industrials						0	1,088	0		1,088
Utilities						0	2,308	0		2,308
Municipal Bonds & Notes
Nebraska						0	71	0		71
U.S. Government Agencies						0	108,366	0		108,366
U.S. Treasury Obligations						0	2,354	0		2,354
Non-Agency Mortgage-Backed Securities						0	22,995	0		22,995
Asset-Backed Securities
Automobile ABS Other						0	3,860	0		3,860
Automobile Sequential						0	9,880	0		9,880
CMBS Other						0	6,249	0		6,249
Credit Card Bullet						0	2,020	0		2,020
Home Equity Other						0	9,528	0		9,528
Whole Loan Collateral						0	4,470	0		4,470
Other ABS						0	15,930	700		16,630
Sovereign Issues						0	17,991	0		17,991
Short-Term Instruments
Commercial Paper						0	11,731	0		11,731
Repurchase Agreements						0	104,600	0		104,600
U.S. Treasury Bills						0	15,756	0		15,756

						$500	$347,269	$700		$348,469
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$33	$0	$0		$33

Schedule of Investments PIMCO RAE PLUS EMG Fund (Cont.)	June 30, 2025 (Unaudited)

Total Investments	$533	$347,269	$700	$348,502

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(8,282)	$0	$(8,282)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	193	0	196
Over the counter	0	8,738	0	8,738

	$3	$8,931	$0	$8,934
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(305)	0	(305)
Over the counter	0	(2,926)	(69)	(2,995)

	$0	$(3,231)	$(69)	$(3,300)

Total Financial Derivative Instruments	$3	$5,700	$(69)	$5,634

Totals	$536	$344,687	$631	$345,854

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO RAE PLUS Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Panama 4.804% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	1,000	$1,183

Total Loan Participations and Assignments (Cost $1,082)			1,183

CORPORATE BONDS & NOTES 8.0%
BANKING & FINANCE 5.3%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$800	762
3.300% due 01/30/2032		800	725
American Express Co. 5.284% due 07/26/2035 •		2,000	2,026
American Tower Corp. 3.800% due 08/15/2029		194	189
Armor RE Ltd. 12.808% due 01/07/2032 ~		250	251
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		187	178
Bank of America Corp. 3.974% due 02/07/2030 •		166	163
Bank of Nova Scotia 5.450% due 08/01/2029		3,800	3,948
Barclays PLC
4.837% due 09/10/2028 •		300	302
4.972% due 05/16/2029 •		200	202
7.437% due 11/02/2033 •		1,500	1,703
BPCE SA 5.203% due 01/18/2027		250	254
Cape Lookout Re Ltd. 11.194% due 03/13/2032 ~		550	552
Capital One NA 4.650% due 09/13/2028		1,006	1,011
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	700	206
Crown Castle, Inc. 4.900% due 09/01/2029		$100	101
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	1,700	1,999
Equitable Holdings, Inc. 4.350% due 04/20/2028		$1,869	1,866
Extra Space Storage LP 5.400% due 06/15/2035		800	805
F&G Global Funding 5.875% due 01/16/2030		200	206
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	800	938
Ford Motor Credit Co. LLC
4.125% due 08/17/2027		$400	391
5.800% due 03/05/2027		400	403
5.800% due 03/08/2029		600	601
7.350% due 11/04/2027		300	312
GLP Capital LP 5.625% due 09/15/2034		200	199
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		166	165
6.249% due 03/15/2028 ~		3,800	3,874
HPS Corporate Lending Fund 5.950% due 04/14/2032		800	796
HSBC Holdings PLC 2.848% due 06/04/2031 •		300	274
Integrity RE Ltd. 14.044% due 06/06/2027 ~		250	252
Jackson National Life Global Funding
5.315% due 01/14/2028 ~		100	100
5.350% due 01/13/2030		200	206
5.600% due 04/10/2026		2,400	2,421
JPMorgan Chase & Co.
3.782% due 02/01/2028 •		400	397
5.040% due 01/23/2028 •		1,100	1,111
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(b)		1,100	1,100
5.594% due 07/10/2035 •		1,300	1,339

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley
4.654% due 10/18/2030 •		1,000	1,002
5.656% due 04/18/2030 •		500	519
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		250	255
Nature Coast Re Ltd. 14.044% due 04/10/2033 ~		250	251
NatWest Group PLC 4.892% due 05/18/2029 •		1,784	1,802
Orange Capital RE DAC 8.323% due 01/17/2029 ~	EUR	250	294
Palm RE Ltd. 12.058% due 06/07/2032 ~		$250	251
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (e)		1,700	1,210
Polestar Re Ltd. 14.794% due 01/07/2028 ~		250	258
Prologis LP
4.200% due 02/15/2033	CAD	500	370
5.000% due 01/31/2035		$700	700
Quercus Re DAC 10.176% due 01/06/2031 ~	EUR	250	302
Royal Bank of Canada 4.969% due 08/02/2030 •		$500	507
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		3,800	3,213
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •(b)		1,600	1,600
5.558% due 07/09/2034		300	310
UBS Group AG
4.194% due 04/01/2031 •		250	245
4.751% due 05/12/2028 •		5,300	5,333
Ursa Re Ltd. 11.794% due 02/22/2028 ~		500	503
Veraison Re Ltd. 9.294% due 03/08/2033 ~		250	250
VICI Properties LP 4.750% due 02/15/2028		1,800	1,811
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	1,100	1,242
5.707% due 04/22/2028 •		$600	613
Winston RE Ltd. 10.808% due 02/21/2028 ~		250	254

			55,423

INDUSTRIALS 1.2%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		1,600	1,528
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	198
6.375% due 11/21/2030		200	213
6.500% due 11/21/2033		200	215
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		800	772
Hyundai Capital America 5.450% due 06/24/2026		400	403
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,564	1,566
Imperial Brands Finance PLC 3.500% due 07/26/2026		300	296
Mars, Inc. 5.200% due 03/01/2035		300	304
MPLX LP 2.650% due 08/15/2030		1,000	905
Nakilat, Inc. 6.067% due 12/31/2033		77	80
Occidental Petroleum Corp. 5.550% due 10/01/2034		2,700	2,651
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		1,000	984
T-Mobile USA, Inc.
2.700% due 03/15/2032		1,000	882
3.375% due 04/15/2029		600	578
United Airlines Pass-Through Trust 5.450% due 08/15/2038		397	402

			11,977

UTILITIES 1.5%
Edison International
5.750% due 06/15/2027		62	62
6.250% due 03/15/2030		300	305
Eversource Energy 5.850% due 04/15/2031		2,800	2,947

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

ONEOK, Inc. 5.050% due 11/01/2034	3,900	3,797
Pacific Gas & Electric Co.
3.000% due 06/15/2028	800	760
4.550% due 07/01/2030	900	879
5.339% due 09/04/2025 ~	3,000	3,000
Southern California Edison Co.
4.650% due 10/01/2043	800	648
4.700% due 06/01/2027	100	100
4.875% due 02/01/2027	1,000	1,006
5.150% due 06/01/2029	1,500	1,516
5.350% due 03/01/2026	700	704

		15,724

Total Corporate Bonds & Notes (Cost $83,754)		83,124

MUNICIPAL BONDS & NOTES 0.0%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	500	439

Total Municipal Bonds & Notes (Cost $500)		439

U.S. GOVERNMENT AGENCIES 56.3%
Fannie Mae
1.430% due 03/25/2041 •(a)	122	12
2.280% due 03/25/2036 •(a)	34	3
4.202% due 10/01/2029 ~	5,500	5,523
4.300% due 12/01/2029	3,808	3,836
4.496% due 12/25/2036 •	17	17
4.540% due 07/01/2030	1,300	1,317
4.705% due 09/01/2031 ~	10,000	10,191
4.720% due 10/01/2028 - 08/01/2030	3,587	3,654
4.770% due 10/01/2028	1,500	1,530
4.770% due 03/25/2037 - 09/25/2042 •	109	109
4.800% due 07/25/2037 •	13	13
4.820% due 09/25/2035 •	22	22
4.850% due 05/01/2029	900	921
4.860% due 08/01/2030	1,700	1,749
4.930% due 06/01/2029	2,400	2,462
5.140% due 06/25/2037 •	14	14
5.170% due 01/25/2040 •	4	4
5.240% due 12/25/2039 •	8	8
5.255% due 11/25/2054 •	3,750	3,729
5.300% due 11/01/2030	4,900	5,121
5.320% due 07/25/2039 •	4	4
5.402% due 07/25/2055 •	500	500
5.696% due 06/01/2043 •	23	23
5.697% due 07/01/2044 •	4	4
6.187% due 01/01/2035 •	5	5
6.213% due 11/01/2035 •	10	10
6.331% due 07/01/2035 •	4	4
6.425% due 03/01/2035 •	1	1
6.435% due 12/01/2033 •	29	30
6.540% due 10/01/2035 •	4	4
6.566% due 11/01/2034 •	1	1
6.606% due 12/01/2033 •	8	8
6.724% due 07/01/2036 •	17	17
6.744% due 05/01/2036 •	13	14
6.774% due 09/01/2036 •	7	7
6.782% due 05/25/2035 ~	3	3
6.810% due 06/01/2035 •	22	22
6.904% due 08/01/2036 •	9	9
7.160% due 06/01/2035 •	19	19
7.190% due 09/01/2035 •	11	11
7.430% due 07/01/2035 •	8	8
7.455% due 08/01/2035 •	27	28
7.487% due 09/01/2035 •	7	7
7.505% due 08/01/2035 •	37	38
7.519% due 07/01/2034 •	58	58
8.881% due 12/25/2036 •	2	2
Freddie Mac
2.052% due 07/15/2036 •(a)	68	7
2.282% due 04/15/2036 •(a)	6	1
2.862% due 07/25/2054 ~	3,100	2,909
3.000% due 09/01/2032	845	823
4.000% due 11/01/2047 - 03/01/2049	1,098	1,044
4.500% due 01/15/2041 - 04/01/2041	148	147
4.694% due 08/25/2031 •	13	13
4.748% due 02/15/2037 •	1	1
4.968% due 07/15/2041 •	148	148
4.988% due 06/15/2041 •	140	139
5.000% due 03/01/2038	699	712
5.088% due 08/15/2037 •	41	41

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

5.118% due 08/15/2037 •		56	56
5.245% due 11/25/2054 •		4,341	4,333
5.273% due 01/15/2038 •		26	26
5.404% due 07/25/2055 •		500	500
5.405% due 11/25/2054 •		4,338	4,316
5.500% due 06/01/2027 - 05/01/2040		260	268
5.505% due 02/25/2055 •		888	890
5.599% due 02/25/2045 •		7	7
6.000% due 02/01/2034 - 10/01/2039		407	426
Ginnie Mae
3.500% due 01/15/2042 - 07/15/2045		2,625	2,443
4.750% due 11/20/2044 •		25	26
4.977% due 04/20/2068 •		81	83
5.000% due 06/15/2034 - 06/15/2041		730	738
6.000% due 05/15/2037 - 07/15/2037		37	38
Ginnie Mae, TBA
4.000% due 07/01/2055		19,920	18,524
5.000% due 08/01/2055		16,790	16,486
U.S. Small Business Administration
5.290% due 12/01/2027		12	12
5.600% due 09/01/2028		124	126
Uniform Mortgage-Backed Security
3.000% due 01/01/2027 - 12/01/2032		1,499	1,454
3.500% due 06/01/2045 - 02/01/2049		9,588	8,797
4.000% due 07/01/2025 - 11/01/2028		76	75
4.500% due 03/01/2026 - 07/01/2052		3,331	3,218
5.000% due 10/01/2053		1,577	1,551
5.500% due 12/01/2028 - 12/01/2039		498	512
6.000% due 05/01/2035 - 05/01/2041		201	209
6.500% due 09/01/2034 - 04/01/2055		1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		23,500	20,338
4.000% due 08/01/2055		62,940	58,519
4.500% due 08/01/2055		33,300	31,841
5.000% due 08/01/2055		32,710	32,040
5.500% due 08/01/2055		38,800	38,765
6.000% due 08/01/2055		111,050	112,749
6.500% due 08/01/2055		176,110	181,589

Total U.S. Government Agencies (Cost $584,256)			588,013

U.S. TREASURY OBLIGATIONS 2.0%
U.S. Treasury Bonds
4.625% due 05/15/2044 (i)(k)		13,000	12,753
U.S. Treasury Inflation Protected Securities (f)
0.125% due 02/15/2052		346	185
0.625% due 07/15/2032 (i)		1,435	1,339
0.625% due 02/15/2043		998	742
0.750% due 02/15/2045 (i)		2,043	1,493
1.000% due 02/15/2046 (i)		4,320	3,276
1.000% due 02/15/2048		1,139	839

Total U.S. Treasury Obligations (Cost $23,785)			20,627

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.8%
Adjustable Rate Mortgage Trust 5.365% due 01/25/2036 ~		97	73
American Home Mortgage Investment Trust 6.500% due 03/25/2047		27	18
APS Resecuritization Trust 4.724% due 08/28/2054 ~		1,053	1,040
Avon Finance 5.139% due 12/28/2049 •	GBP	2,814	3,869
Banc of America Funding Trust
4.812% due 12/20/2046 •		$65	58
4.852% due 04/20/2047 •		3	2
4.992% due 06/20/2047 •		177	146
6.412% due 10/25/2036		1,522	1,388
Bear Stearns Adjustable Rate Mortgage Trust
4.848% due 07/25/2034 ~		5	5
6.260% due 01/25/2033 ~		27	27
6.547% due 04/25/2033 ~		1	1
7.326% due 08/25/2033 ~		2	2
Bear Stearns ALT-A Trust
4.934% due 01/25/2036 •		4	4
5.467% due 05/25/2035 ~		1	1
Bear Stearns Structured Products, Inc. Trust 5.062% due 01/26/2036 ~		58	42
BellaVista Mortgage Trust 5.036% due 01/22/2045 •		496	465
BINOM Securitization Trust 3.000% due 02/25/2061 ~		839	783
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		2,028	1,819
3.250% due 08/25/2064 ~		2,681	2,379
3.375% due 12/25/2064 ~		5,092	4,561

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

5.555% due 05/25/2055 •		1,805	1,807
Chase Mortgage Finance Trust 7.291% due 02/25/2037 ~		20	20
ChaseFlex Trust 5.034% due 07/25/2037 •		345	305
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.684% due 01/25/2036 •		90	85
4.684% due 06/25/2036 •		140	135
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062		4,852	4,850
6.490% due 05/25/2035 •		6	6
7.230% due 10/25/2035 •		6	6
Countrywide Alternative Loan Trust
4.144% due 05/25/2036 ~		104	89
4.794% due 05/25/2047 •		100	92
4.814% due 09/25/2046 •		296	288
4.834% due 08/25/2037 •		10	6
4.934% due 05/25/2035 •		2,518	1,887
4.994% due 02/25/2037 •		554	469
5.072% due 12/20/2035 •		38	36
5.074% due 11/25/2035 •		201	182
5.399% due 12/25/2035 •		5	5
5.500% due 11/25/2035		5	3
5.959% due 08/25/2035 •		1,065	984
6.000% due 06/25/2047		3,260	1,647
6.250% due 08/25/2036		126	67
Countrywide Home Loan Mortgage Pass-Through Trust
5.094% due 02/25/2035 •		1	1
5.234% due 09/25/2034 •		31	30
6.662% due 02/20/2036 •		6	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust 4.197% due 07/27/2061 ~		2,565	2,544
Cross Mortgage Trust 5.129% due 09/25/2069 ~		4,014	4,002
Deutsche Alt-A Securities Mortgage Loan Trust 5.934% due 10/25/2047 •		180	138
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.094% due 02/25/2036 •		902	884
Eurohome U.K. Mortgages PLC 4.508% due 06/15/2044 •	GBP	4	5
First Horizon Alternative Mortgage Securities Trust 4.706% due 08/25/2035 ~		$77	64
GreenPoint Mortgage Pass-Through Certificates 7.182% due 10/25/2033 ~		14	13
GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~		16	14
6.000% due 05/25/2037		176	128
HarborView Mortgage Loan Trust
4.652% due 07/19/2047 •		176	169
4.842% due 12/19/2036 •		51	40
4.932% due 01/19/2036 •		325	211
4.972% due 03/19/2035 •		707	718
IndyMac INDX Mortgage Loan Trust
3.587% due 01/25/2036 ~		76	68
4.834% due 11/25/2046 •		7,433	7,052
5.074% due 07/25/2045 •		3	3
JP Morgan Mortgage Trust
5.614% due 04/25/2037 ~		4	3
5.750% due 01/25/2036		10	4
Legacy Mortgage Asset Trust 5.250% due 07/25/2067		1,086	1,084
Lehman XS Trust
4.834% due 07/25/2047 •		3,458	3,367
4.934% due 08/25/2037 •		43	42
MASTR Adjustable Rate Mortgages Trust
5.099% due 10/25/2033 ~		35	31
5.199% due 12/25/2046 •		4,036	3,289
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.866% due 12/15/2030 •		42	41
Merrill Lynch Alternative Note Asset Trust 4.834% due 03/25/2037 •		436	102
Merrill Lynch Mortgage Investors Trust 5.879% due 05/25/2033 ~		2	2
Merrion Square Residential DAC 2.999% due 03/24/2081 •	EUR	3,624	4,274
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		$1,431	1,375
3.500% due 10/25/2059 ~		33	31
Nomura Resecuritization Trust 5.334% due 03/25/2037 •		1,679	1,624
PHH Alternative Mortgage Trust 4.754% due 02/25/2037 •		134	100
RCKT Mortgage Trust 5.158% due 10/25/2044 þ		1,869	1,865
Residential Accredit Loans, Inc. Trust
4.774% due 01/25/2037 •		129	114

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

4.804% due 08/25/2036 •		612	558
Residential Asset Securitization Trust
6.000% due 09/25/2036		907	255
6.000% due 05/25/2037		333	170
6.250% due 07/25/2036		313	235
Sequoia Mortgage Trust
4.832% due 07/20/2036 •		87	76
4.852% due 06/20/2036 •		99	91
Stratton Mortgage Funding PLC 5.389% due 06/20/2060 •	GBP	742	1,020
Structured Adjustable Rate Mortgage Loan Trust
3.937% due 11/25/2035 ~		$34	32
3.972% due 01/25/2035 ~		14	14
4.728% due 08/25/2035 ~		37	33
4.754% due 10/25/2035 •		1,124	1,070
5.030% due 09/25/2035 ~		26	23
5.799% due 01/25/2035 •		74	66
Structured Asset Mortgage Investments Trust
3.530% due 05/25/2047 ~		1,970	1,600
4.994% due 02/25/2036 •		31	26
5.132% due 02/19/2035 •		2	2
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	2,163	2,976
Trinity Square PLC 5.217% due 07/15/2059 ~		967	1,330
Wachovia Mortgage Loan Trust LLC 6.988% due 05/20/2036 ~		$6	6
WaMu Mortgage Pass-Through Certificates Trust
3.775% due 01/25/2037 ~		393	342
4.033% due 12/25/2046 •		264	238
4.351% due 12/25/2036 ~		129	119
4.408% due 06/25/2037 ~		869	781
4.974% due 12/25/2045 •		1,532	1,544
5.014% due 10/25/2045 •		8	8
5.074% due 01/25/2045 •		60	59
5.209% due 07/25/2047 •		30	25
5.279% due 10/25/2046 •		337	290
5.389% due 06/25/2046 •		2,467	2,263
5.399% due 02/25/2046 •		201	184
5.899% due 10/25/2046 •		46	43
Washington Mutual Mortgage Pass-Through Certificates Trust
5.149% due 02/25/2047 •		140	129
6.000% due 07/25/2036		1,067	831
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		82	72
6.520% due 07/25/2037 ~		1,413	1,311

Total Non-Agency Mortgage-Backed Securities (Cost $80,133)			80,911

ASSET-BACKED SECURITIES 28.1%
AUTOMOBILE SEQUENTIAL 6.3%
Ally Auto Receivables Trust 5.460% due 05/15/2028		1,194	1,203
AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		754	756
6.190% due 04/19/2027		518	519
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		2,200	2,262
6.120% due 04/20/2027		4,900	4,940
BMW Vehicle Owner Trust 5.470% due 02/25/2028		1,053	1,060
CarMax Auto Owner Trust
4.890% due 07/16/2029		3,900	3,942
5.210% due 09/15/2027		2,804	2,811
5.300% due 03/15/2027		947	948
Carvana Auto Receivables Trust
5.380% due 03/12/2029		1,500	1,519
5.420% due 04/10/2028		617	619
5.620% due 01/10/2029		300	302
6.410% due 09/10/2027		220	220
Chase Auto Owner Trust 5.480% due 04/26/2027		542	543
Citizens Auto Receivables Trust
5.110% due 04/17/2028		600	603
5.430% due 10/15/2026		125	125
CPS Auto Receivables Trust 5.710% due 09/15/2027		92	93
DT Auto Owner Trust 6.290% due 08/16/2027		113	113
Exeter Automobile Receivables Trust
5.310% due 08/16/2027		137	137
5.820% due 02/15/2027		65	65
Ford Credit Auto Lease Trust 5.240% due 07/15/2026		83	83

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	707	711
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	1,600	1,615
6.270% due 08/16/2027	255	255
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	1,600	1,609
5.120% due 02/16/2027	548	548
5.450% due 06/16/2028	1,257	1,265
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	5,000	5,082
5.490% due 06/25/2027	800	804
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	2,300	2,322
5.290% due 04/15/2027	819	821
5.480% due 04/17/2028	1,299	1,308
Lendbuzz Securitization Trust 7.500% due 12/15/2028	4,829	4,934
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	217	217
Nissan Auto Lease Trust 4.920% due 11/15/2027	5,600	5,663
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	354	355
5.380% due 11/25/2030	383	383
7.130% due 01/26/2032	235	235
Santander Drive Auto Receivables Trust 5.930% due 07/17/2028	1,268	1,275
SBNA Auto Lease Trust 5.390% due 11/20/2026	3,435	3,444
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027	89	89
Toyota Auto Receivables Owner Trust 4.880% due 03/15/2029	6,100	6,161
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	261	263
Veros Auto Receivables Trust 7.120% due 11/15/2028	181	181
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	2,845	2,852
Westlake Automobile Receivables Trust 6.230% due 01/15/2027	628	629

		65,884

CMBS OTHER 3.8%
BDS LLC 5.889% due 10/21/2042 •	5,250	5,218
M360 Ltd. 6.686% due 11/22/2038 •	2,700	2,655
MF1 LLC 5.887% due 02/18/2040 •	5,800	5,775
MF1 Ltd.
5.879% due 10/16/2036 •	4,600	4,583
6.068% due 02/19/2037 •	5,900	5,889
6.179% due 10/16/2036 •	4,600	4,485
Ready Capital Mortgage Financing LLC 6.693% due 10/25/2039 •	1,451	1,451
Starwood Commercial Mortgage Trust 6.104% due 11/15/2038 •	9,100	9,049

		39,105

CREDIT CARD BULLET 2.0%
American Express Credit Account Master Trust
4.650% due 07/15/2029	5,500	5,568
4.870% due 05/15/2028	2,500	2,514
Bank of America Credit Card Trust
4.790% due 05/15/2028	2,500	2,511
4.980% due 11/15/2028	4,800	4,853
Synchrony Card Funding LLC 4.930% due 07/15/2030	5,200	5,280

		20,726

HOME EQUITY OTHER 7.6%
ABFC Trust 5.484% due 03/25/2034 •	1,336	1,303
ACE Securities Corp. Home Equity Loan Trust 5.049% due 12/25/2035 •	3,244	3,076
Argent Securities Trust 4.544% due 09/25/2036 •	76	25
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
3.623% due 01/25/2034 •	103	98
3.723% due 02/25/2034 •	531	555

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Asset-Backed Securities Corp. Home Equity Loan Trust 3.125% due 03/25/2036 •	10,110	8,942
Bear Stearns Asset-Backed Securities Trust
4.754% due 08/25/2036 •	579	561
5.454% due 10/25/2035 •	516	515
Carrington Mortgage Loan Trust 4.694% due 02/25/2037 •	288	278
Citigroup Mortgage Loan Trust
4.734% due 12/25/2036 •	331	119
4.754% due 09/25/2036 •	2,490	1,902
Citigroup Mortgage Loan Trust, Inc. 5.334% due 09/25/2035 •	4,687	4,537
Countrywide Asset-Backed Certificates 4.934% due 01/25/2046 •	6,249	5,925
Countrywide Asset-Backed Certificates Trust
4.467% due 05/25/2036 •	847	837
4.684% due 06/25/2047 •	1,169	1,130
4.714% due 12/25/2046 •	974	927
4.834% due 06/25/2037 •	1,967	1,964
4.954% due 12/25/2036 •	3,540	3,383
Credit-Based Asset Servicing & Securitization Trust 4.554% due 11/25/2036 •	18	8
Fremont Home Loan Trust
4.494% due 01/25/2037 •	10	5
5.094% due 01/25/2036 •	32	31
GSAA Home Equity Trust 4.674% due 06/25/2036 •	65	12
GSAMP Trust
4.524% due 01/25/2037 •	2,048	1,235
4.694% due 12/25/2046 •	1,281	680
4.734% due 12/25/2046 •	29	14
4.894% due 01/25/2037 •	4,200	3,614
Home Equity Asset Trust 6.034% due 12/25/2034 •	962	960
HSI Asset Securitization Corp. Trust
4.654% due 12/25/2036 •	898	225
4.899% due 03/25/2036 •	8,251	7,396
JP Morgan Mortgage Acquisition Trust 4.734% due 07/25/2036 •	62	29
Long Beach Mortgage Loan Trust
4.874% due 02/25/2036 •	77	76
4.994% due 10/25/2034 •	15	15
5.409% due 04/25/2035 •	26	26
MASTR Asset-Backed Securities Trust
4.754% due 10/25/2036 •	282	138
4.914% due 03/25/2036 •	40	24
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 01/25/2037 •	3,255	1,252
4.564% due 02/25/2037 •	704	623
4.684% due 03/25/2037 •	2,503	1,066
4.714% due 08/25/2036 •	395	197
5.364% due 07/25/2035 •	93	92
Morgan Stanley Home Equity Loan Trust 4.604% due 04/25/2037 •	1,522	790
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	694	227
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.094% due 10/25/2036 •	159	35
NovaStar Mortgage Funding Trust
4.694% due 03/25/2037 •	4,242	2,759
4.754% due 10/25/2036 •	216	98
Option One Mortgage Loan Trust Asset-Backed Certificates 5.169% due 11/25/2035 •	6,767	5,821
Ownit Mortgage Loan Trust 5.334% due 10/25/2036 •	25	24
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.409% due 07/25/2035 •	3,200	2,704
6.159% due 02/25/2035 •	3,359	3,082
RCKT Mortgage Trust 6.147% due 06/25/2044 þ	726	733
Residential Asset Mortgage Products Trust 5.499% due 05/25/2035 •	1,985	1,931
Securitized Asset-Backed Receivables LLC Trust 5.154% due 10/25/2035 •	304	263
SG Mortgage Securities Trust 4.794% due 02/25/2036 •	8,500	4,181
Soundview Home Loan Trust
4.514% due 06/25/2037 •	53	35
4.899% due 02/25/2036 •	123	116
4.954% due 02/25/2037 •	136	37
Structured Asset Securities Corp. Mortgage Loan Trust
4.594% due 03/25/2036 •	1,174	1,143
4.854% due 02/25/2037 •	1,040	1,024

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

WaMu Asset-Backed Certificates WaMu Trust 4.674% due 05/25/2037 •		408	362

			79,160

HOME EQUITY SEQUENTIAL 0.1%
ABFC Trust 4.874% due 01/25/2037 •		2,233	1,230
Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •		35	9

			1,239

WHOLE LOAN COLLATERAL 0.7%
PRET LLC 4.744% due 07/25/2051 þ		870	866
Securitized Asset-Backed Receivables LLC Trust 4.934% due 05/25/2036 •		7,318	3,773
Specialty Underwriting & Residential Finance Trust 5.000% due 12/25/2036 •		541	534
VCAT LLC 5.977% due 01/25/2055 þ		2,111	2,116

			7,289

OTHER ABS 7.6%
AGL CLO Ltd. 5.658% due 07/20/2034 •		1,200	1,203
Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		400	381
2.875% due 07/27/2039		300	282
3.000% due 01/21/2040		300	280
3.177% due 10/25/2038		700	671
3.900% due 07/28/2037		771	757
3.928% due 04/25/2038		400	393
4.300% due 07/25/2036		262	260
4.620% due 04/25/2037		241	240
Arbour CLO DAC 3.293% due 11/15/2037 •	EUR	4,200	4,949
Ares CLO Ltd. 5.600% due 04/17/2033 •		$2,800	2,809
Atlas Senior Loan Fund Ltd. 5.499% due 10/23/2032 •		2,249	2,252
Bain Capital Credit CLO Ltd.
5.719% due 10/20/2034 •		2,200	2,202
5.919% due 10/20/2034 •		2,200	2,209
Black Diamond CLO DAC 3.123% due 05/15/2032 •	EUR	2,067	2,434
Carval CLO Ltd. 5.491% due 07/16/2031 •		$4,730	4,737
CBAMR Ltd. 5.886% due 07/15/2037 •		3,300	3,309
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039		300	289
CRB Securitization Trust 6.960% due 10/20/2033		294	295
DLLAA LLC 5.930% due 07/20/2026		40	40
Gallatin CLO Ltd. 6.168% due 07/15/2031 •		2,700	2,706
Harvest CLO DAC 1.040% due 07/15/2031	EUR	595	680
Home Partners of America Trust 1.901% due 12/17/2026		$403	388
Invesco Euro CLO DAC 3.296% due 10/30/2038 •	EUR	1,500	1,764
Jubilee CLO DAC 2.929% due 04/15/2031 •		972	1,140
KKR CLO Ltd.
5.471% due 07/18/2030 •		$288	288
6.131% due 07/18/2030 •		3,700	3,711
Madison Park Euro Funding DAC 3.079% due 07/15/2032 •	EUR	1,795	2,109
Madison Park Funding Ltd. 5.522% due 10/22/2034 •		$3,000	3,004
Navesink CLO Ltd. 5.526% due 04/15/2036 •		2,700	2,701
Nelnet Student Loan Trust
6.502% due 02/20/2041 •		275	281
6.640% due 02/20/2041		275	285
OAK Hill European Credit Partners DAC 2.966% due 01/20/2032 •	EUR	634	747
Ocean Trails CLO 5.956% due 10/15/2034 •		$2,000	2,005
OZLM Ltd.
5.981% due 07/20/2032 •		2,500	2,504

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

6.231% due 07/20/2032 •		1,500	1,506
Regatta Funding Ltd. 5.681% due 01/20/2035 •		4,800	4,821
Romark Credit Funding Ltd. 2.625% due 10/25/2039		300	282
Segovia European CLO DAC 3.116% due 07/20/2032 •	EUR	2,767	3,264
SMB Private Education Loan Trust 5.853% due 11/15/2052 •		$422	426
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,303	1,254
Theorem Funding Trust 7.580% due 04/15/2029		80	80
Toro European CLO DAC 3.185% due 01/12/2032 •	EUR	11,609	13,665

			79,603

Total Asset-Backed Securities (Cost $296,006)			293,006

SOVEREIGN ISSUES 7.6%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (e)	BRL	4,200	773
0.000% due 10/01/2025 (e)		25,100	4,456
0.000% due 04/01/2026 (e)		87,600	14,524
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	2,100	1,609
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	18,500	868
Japan Government International Bond 2.400% due 03/20/2055	JPY	660,000	4,211
Mexican Bonos
8.000% due 11/07/2047	MXN	23,200	1,031
8.500% due 03/01/2029		20,600	1,096
Mexican Udibonos
2.750% due 11/27/2031 (f)		24,482	1,156
3.000% due 12/03/2026 (f)		51,855	2,707
4.000% due 11/30/2028 (f)		7,693	402
4.000% due 08/24/2034 (f)		111,191	5,513
Mexico Government International Bond
6.625% due 01/29/2038 (b)		$400	407
6.875% due 05/13/2037		700	732
7.375% due 05/13/2055		300	310
Peru Government International Bond
5.400% due 08/12/2034	PEN	19,500	5,211
6.850% due 08/12/2035		45,400	13,235
6.950% due 08/12/2031		2,160	663
7.300% due 08/12/2033		7,400	2,279
7.600% due 08/12/2039		1,000	301
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	30,800	1,601
8.000% due 01/31/2030		27,600	1,533
8.250% due 03/31/2032		16,600	895
8.500% due 01/31/2037		21,300	1,047
9.000% due 01/31/2040		95,000	4,640
Saudi Government International Bond 5.625% due 01/13/2035		$5,800	6,054
Turkiye Government International Bond
47.469% due 09/06/2028 ~	TRY	43,800	1,056
49.053% due 05/20/2026 ~		400	10
49.053% due 08/19/2026 ~		300	8
49.053% due 05/17/2028 ~		49,900	1,216

Total Sovereign Issues (Cost $76,386)			79,544

SHORT-TERM INSTRUMENTS 31.7%
COMMERCIAL PAPER 4.9%
Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025		$1,030	1,029
4.640% due 07/29/2025		3,630	3,616
4.670% due 07/02/2025		1,150	1,150
Amrize Finance U.S. LLC 4.640% due 07/08/2025		2,530	2,527
Bacardi-Martini BV 4.950% due 07/10/2025		2,070	2,067
Canadian Natural Resources Ltd. 4.900% due 08/06/2025 (b)		5,130	5,105
CBRE Services, Inc. 4.640% due 07/24/2025		5,170	5,153
Crown Castle, Inc. 5.030% due 07/22/2025		6,320	6,301
HCA, Inc.
4.950% due 08/15/2025		1,290	1,282
5.000% due 08/22/2025		5,120	5,083

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Jones Lang LaSalle Finance BV 4.720% due 07/09/2025	5,080	5,074
RELX, Inc. 4.600% due 07/03/2025	2,970	2,969
RTX Corp. 4.660% due 07/15/2025	5,020	5,010
Virginia Electric & Power Co. 4.600% due 07/28/2025	5,280	5,262

		51,628

REPURCHASE AGREEMENTS (g) 26.5%		276,900

U.S. TREASURY BILLS 0.3%
4.298% due 07/03/2025 - 10/21/2025 (d)(e)(k)	2,769	2,761

Total Short-Term Instruments (Cost $331,295)		331,289

Total Investments in Securities (Cost $1,477,197)		1,478,136

	SHARES
INVESTMENTS IN AFFILIATES 16.0%
SHORT-TERM INSTRUMENTS 16.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 16.0%
PIMCO Short Asset Portfolio	1,917,721	18,786
PIMCO Short-Term Floating NAV Portfolio III	15,216,212	148,160

Total Short-Term Instruments (Cost $166,681)		166,946

Total Investments in Affiliates (Cost $166,681)		166,946

Total Investments 157.6% (Cost $1,643,878)		$1,645,082
Financial Derivative Instruments (h)(j) 0.4%(Cost or Premiums, net $12,630)		4,511
Other Assets and Liabilities, net (58.0)%		(606,010)

Net Assets 100.0%		$1,043,583

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$144,500	U.S. Treasury Notes 4.250% due 02/28/2029	$(147,473)	$144,500	$144,518
DEU	4.470	07/01/2025	07/02/2025	127,700	U.S. Treasury Bonds 2.375% due 02/15/2042	(102)	127,700	127,700
U.S. Treasury Inflation Protected Securities 1.625% due 04/15/2030	(130,306)
FICC STR	4.400	06/30/2025	07/01/2025	4,700	U.S. Treasury Notes 3.750% due 06/30/2027	(4,794)	4,700	4,700

Total Repurchase Agreements	$(282,675)	$276,900	$276,918

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$47,000	$(42,047)	$(42,308)

Total Short Sales (4.1)%	$(42,047)	$(42,308)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(220) at a weighted average interest rate of 4.414%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Buxl 30-Year Bond September Futures	09/2025	1	$140	$(3)	$0	$(1)
U.S. Treasury 2-Year Note September Futures	09/2025	493	102,556	368	27	0
U.S. Treasury 5-Year Note September Futures	09/2025	146	15,914	9	20	0
U.S. Treasury 10-Year Note September Futures	09/2025	605	67,836	1,101	189	0
U.S. Treasury Long-Term Bond September Futures	09/2025	159	18,360	562	159	0

$2,037	$395	$(1)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	155	$(17,711)	$(393)	$0	$(75)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	140	(16,678)	(334)	0	(188)

$(727)	$0	$(263)

Total Futures Contracts	$1,310	$395	$(264)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%	$100	$1	$(1)	$0	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	2,100	27	(7)	20	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	1,000	6	(1)	5	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	100	1	0	1	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	$1,900	21	3	24	0	0

$56	$(6)	$50	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$36,530	$(630)	$(190)	$(820)	$0	$(20)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-40 5-Year Index	5.000%	Quarterly	06/20/2028	$294	$0	$21	$21	$1	$0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	4,100	295	12	307	14	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	5,600	264	166	430	20	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	100	1	1	2	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	100	1	1	2	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	700	10	4	14	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	600	13	0	13	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	12,630	282	6	288	6	0

$866	$211	$1,077	$41	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	87,411	$(1,921)	$834	$(1,087)	$0	$(5)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	300	(2)	14	12	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	200	(1)	6	5	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	500	(1)	(3)	(4)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$47,200	(79)	32	(47)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	4,700	(54)	191	137	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,600	0	(17)	(17)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	13,780	0	(103)	(103)	0	(11)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	500	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,500	(3)	(22)	(25)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	12,260	389	(148)	241	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031	21,700	142	2,828	2,970	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	14,500	42	(201)	(159)	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	8,400	1,178	(246)	932	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033	1,500	(29)	13	(16)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	67,600	4,419	(1,635)	2,784	0	(204)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	500	(2)	(21)	(23)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	600	(3)	(11)	(14)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	300	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	700	(3)	(8)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	500	(2)	(2)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	300	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	400	(2)	1	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	12,750	71	(174)	(103)	0	(46)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	170	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	600	(2)	10	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	500	(2)	10	8	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	500	(2)	13	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	500	(2)	16	14	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	240	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	250	(1)	12	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	400	(2)	19	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	500	(2)	22	20	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	1,100	(4)	18	14	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	800	(3)	14	11	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	1,100	(5)	13	8	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	500	(2)	8	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	43,600	(272)	144	(128)	0	(169)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	300	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	800	(3)	19	16	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	600	(2)	9	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	400	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	500	(1)	9	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	700	(2)	13	11	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	800	(2)	15	13	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	1,100	(3)	20	17	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	200	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	1,000	(3)	29	26	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	500	(1)	17	16	2	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		400	(1)	15	14	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		800	(2)	28	26	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		300	(1)	(7)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		450	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		700	(3)	(9)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		900	(3)	(10)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		600	(2)	(8)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		800	(2)	(12)	(14)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,100	(3)	(23)	(26)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		1,500	(4)	(26)	(30)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		900	(3)	(11)	(14)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		1,400	(7)	14	7	5	0
Receive	1-Day USD-SOFR Compounded-OIS	0.982	Semi-Annual	02/15/2036		5,500	(1)	1,476	1,475	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		10,900	166	305	471	0	(75)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		11,300	2,127	3,379	5,506	0	(51)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		7,330	0	140	140	58	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		7,620	0	155	155	60	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		9,540	514	1,421	1,935	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		6,900	(155)	672	517	0	(55)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		32,450	502	2,075	2,577	0	(259)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	4,200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		46,600	1	(25)	(24)	5	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		8,100	0	(2)	(2)	2	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		29,700	0	46	46	43	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		2,400	0	4	4	4	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		67,900	13	71	84	61	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	15,800	313	62	375	0	(30)
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	700	(1)	(5)	(6)	1	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		400	(1)	(1)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(5)	(6)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		600	(2)	(9)	(11)	1	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	2	1	1	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		400	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		500	(2)	6	4	1	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		400	(2)	5	3	1	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		500	(2)	4	2	1	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		500	(2)	5	3	1	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		400	(1)	7	6	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	23,800	(102)	736	634	0	(27)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	20,600	0	(13)	(13)	5	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	800	(1)	0	(1)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		3,110	(30)	25	(5)	0	(3)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		500	(2)	(42)	(44)	1	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		370	(2)	(26)	(28)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(17)	(18)	0	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(17)	(18)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		300	(1)	(21)	(22)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		500	(2)	(32)	(34)	1	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		600	(2)	(35)	(37)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(20)	(21)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		400	(1)	(4)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		500	(1)	(18)	(19)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		400	(1)	9	8	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		600	(2)	(6)	(8)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		500	(1)	2	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		400	(1)	(2)	(3)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		500	(1)	(6)	(7)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		31,790	(1,533)	316	(1,217)	0	(64)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		13,100	992	612	1,604	50	0
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	15,500	0	(5)	(5)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		21,400	0	(8)	(8)	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		2,800	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		22,100	0	(55)	(55)	0	(3)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		21,400	0	(79)	(79)	0	(5)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		15,500	0	(56)	(56)	0	(4)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		12,200	0	9	9	3	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		$7,000	0	(10)	(10)	1	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		19,900	0	(48)	(48)	2	0
Receive	CPURNSA	2.522	Maturity	03/27/2030		1,800	0	(5)	(5)	0	0
Receive	CPURNSA	2.347	Maturity	04/11/2030		10,500	0	53	53	1	0
Pay	CPURNSA	2.581	Maturity	05/16/2030		15,300	0	80	80	0	0
Receive	CPURNSA	2.390	Maturity	04/10/2035		34,000	0	215	215	0	(11)

							$6,549	$13,044	$19,593	$362	$(1,296)

Total Swap Agreements							$6,841	$13,059	$19,900	$403	$(1,316)

(i)	Securities with an aggregate market value of $4,891 and cash of $16,305 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2025		CNH	20,488		$2,844		$0		$(22)
		07/2025			$4,325		AUD	6,659	57		0
		07/2025			642		NZD	1,067	8		0
		08/2025		AUD	6,659		$4,328		0		(57)
		08/2025		CNH	27,418		3,812		0		(33)
		08/2025		NZD	1,067		643		0		(8)
		08/2025			$1,377		CNH	9,988	23		0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

BOA	07/2025	AUD	414		$270	0	(3)
	07/2025	BRL	2,618		480	0	(2)
	07/2025	EUR	27,845		31,661	0	(1,139)
	07/2025	IDR	37,225,834		2,293	0	(2)
	07/2025	JPY	250,900		1,745	3	0
	07/2025	PEN	11,762		3,318	2	(5)
	07/2025		$457	BRL	2,618	25	0
	07/2025		1,425	CHF	1,165	43	0
	07/2025		3,106	IDR	50,475,925	5	0
	07/2025		1,869	KRW	2,548,223	16	0
	07/2025		7,683	PEN	27,773	157	0
	07/2025		200	SGD	256	1	0
	08/2025	CNH	5,808		$812	0	(3)
	08/2025	SGD	255		200	0	(1)
	08/2025	TWD	456		14	0	(2)
	08/2025		$1,074	TWD	33,960	107	0
	09/2025		1,181	PEN	4,380	52	0
	11/2025	PEN	11,107		$3,073	0	(49)
	12/2025		16,773		4,610	0	(104)
BPS	07/2025	BRL	27,905		4,960	0	(176)
	07/2025	IDR	37,204,050		2,280	0	(12)
	07/2025	INR	566,158		6,590	0	(14)
	07/2025	SEK	1,440		150	0	(2)
	07/2025	THB	959		29	0	(1)
	07/2025	TRY	21,523		524	0	(5)
	07/2025	TWD	85,594		2,634	0	(313)
	07/2025		$5,055	BRL	27,905	81	0
	07/2025		1,558	IDR	25,420,767	10	0
	07/2025		3,160	KRW	4,287,448	10	0
	07/2025		120	THB	3,930	1	0
	07/2025		6,449	TWD	191,819	142	0
	08/2025	CNH	56,715		$7,896	0	(56)
	08/2025	CZK	2,059		92	0	(6)
	08/2025	TWD	323,027		9,962	0	(1,267)
	08/2025		$1,790	CNH	13,033	38	0
	08/2025		974	INR	84,672	12	0
	08/2025		4,635	TWD	151,123	619	0
	10/2025	BRL	12,400		$2,071	0	(160)
BRC	07/2025		2,000		362	0	(6)
	07/2025	ILS	4,425		1,271	0	(43)
	07/2025	KRW	147,525		108	0	(1)
	07/2025	NOK	1,344		132	0	(1)
	07/2025	TRY	100,165		2,444	0	(31)
	07/2025		$366	BRL	2,000	2	0
	07/2025		7,123	GBP	5,235	63	0
	07/2025		630	ILS	2,128	2	0
	07/2025		25	JPY	3,605	0	0
	07/2025		57	PLN	215	2	0
	07/2025		2,677	TRY	110,079	31	0
	07/2025	ZAR	89,328		$4,942	0	(96)
	08/2025	CZK	20,320		914	0	(56)
	08/2025	GBP	5,235		7,124	0	(63)
	08/2025		$99	TRY	4,133	1	0
	09/2025	PEN	14,592		$3,995	0	(116)
	12/2025		$186	TRY	8,733	4	0
BSH	07/2025	BRL	28,540		$5,179	0	(74)
	07/2025	DKK	137		21	0	(1)
	07/2025	PEN	5,694		1,518	0	(88)
	07/2025		$5,230	BRL	28,540	23	0
	07/2025		196	PEN	700	2	0
	08/2025		5,179	BRL	28,758	74	0
	08/2025		2,389	PEN	8,456	0	(4)
	09/2025	PEN	701		$196	0	(2)
	11/2025		3,386		922	0	(30)
	11/2025		$104	PEN	385	4	0
	12/2025	PEN	8,485		$2,389	4	0
CBK	07/2025	BRL	40,807		7,478	0	(33)
	07/2025	KRW	12,030,276		8,771	0	(127)
	07/2025	PEN	69,290		19,314	0	(234)
	07/2025	SEK	975		103	0	0
	07/2025	THB	50,186		1,509	0	(36)
	07/2025	TWD	149,188		4,586	0	(551)
	07/2025		$2,615	AUD	4,004	20	0
	07/2025		6,979	BRL	40,807	532	0
	07/2025		622	IDR	10,123,406	3	0
	07/2025		132	KRW	177,629	0	0
	07/2025		14,140	PEN	50,341	69	(2)
	07/2025		3,704	SGD	4,757	37	0
	07/2025		10,121	TWD	300,756	233	0
	08/2025	CNH	6,523		$907	0	(7)
	08/2025	PEN	8,668		2,321	0	(124)
	08/2025	TWD	191,371		5,951	0	(702)
	08/2025		$11,494	CNH	82,578	86	0
	08/2025		7,294	INR	628,703	28	(3)
	08/2025		51	PEN	183	1	0
	09/2025	MXN	2,092		$109	0	(2)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	09/2025	PEN	49,059		13,662	0	(152)
	09/2025		$15,784	PEN	56,469	117	0
	12/2025	PEN	4,721		$1,275	0	(51)
	02/2026		3,201		871	0	(27)
DUB	07/2025	ILS	2,149		620	0	(18)
	07/2025	KRW	81,817		60	0	(1)
	07/2025	PEN	16,720		4,550	0	(170)
	07/2025	SGD	47		36	0	0
	07/2025		$16	DKK	103	0	0
	07/2025		32,868	EUR	28,332	506	0
	07/2025		61	IDR	995,913	0	0
	07/2025		130	TWD	3,868	3	0
	08/2025	CNH	2,871		$397	0	(5)
	08/2025	DKK	103		16	0	0
	08/2025	EUR	28,270		32,868	0	(505)
	08/2025		$1,161	CNH	8,317	5	0
	08/2025		3,381	INR	291,748	16	0
	09/2025	MXN	17,276		$896	0	(17)
FAR	07/2025	AUD	10,249		6,612	0	(133)
	07/2025	BRL	19,566		3,577	0	(24)
	07/2025	CHF	2,858		3,470	0	(131)
	07/2025	CNH	10,422		1,450	0	(7)
	07/2025	JPY	1,003,507		6,894	0	(74)
	07/2025	KRW	4,090,946		3,022	0	(3)
	07/2025	SGD	119		92	0	(1)
	07/2025		$3,422	BRL	19,566	179	0
	07/2025		2,224	CHF	1,781	20	0
	07/2025		22	DKK	140	0	0
	07/2025		13,864	JPY	1,988,845	0	(53)
	07/2025		3,022	KRW	4,089,516	3	0
	07/2025		925	PLN	3,411	21	0
	07/2025		161	SGD	205	0	0
	08/2025	CHF	1,773		$2,224	0	(20)
	08/2025	CNH	6,474		905	0	(3)
	08/2025	DKK	139		22	0	0
	08/2025	SGD	236		186	0	(1)
	08/2025		$1,616	INR	139,730	11	0
	08/2025		6,894	JPY	999,817	75	0
	09/2025	MXN	186,488		$9,577	0	(281)
	09/2025		$692	BRL	3,879	11	0
	09/2025		25	PEN	91	1	0
	11/2025	PEN	5,453		$1,486	0	(48)
GLM	07/2025	BRL	18,007		3,247	0	(67)
	07/2025	TWD	15,569		479	0	(57)
	07/2025		$3,270	BRL	18,007	44	0
	07/2025		147	IDR	2,396,701	1	0
	07/2025		62	SGD	80	0	0
	07/2025		35	TWD	1,138	4	0
	07/2025	ZAR	372		$21	0	0
	08/2025	SGD	79		62	0	0
	09/2025	PEN	3,476		948	0	(31)
	09/2025		$3,247	BRL	18,286	67	0
	10/2025	BRL	12,700		$2,093	0	(191)
	04/2026		18,000		3,054	0	(42)
IND	07/2025		$256	SEK	2,418	0	0
	08/2025	SEK	2,413		$256	0	0
JPM	07/2025	BRL	33,027		6,052	0	(27)
	07/2025	CHF	90		110	0	(4)
	07/2025	CNH	19,746		2,736	0	(26)
	07/2025	DKK	106		16	0	(1)
	07/2025	KRW	728,490		532	0	(6)
	07/2025	NZD	1,067		636	0	(14)
	07/2025	SGD	3,142		2,446	0	(25)
	07/2025	TWD	86,638		2,664	0	(319)
	07/2025		$5,924	BRL	33,027	155	0
	07/2025		2,280	PLN	8,464	68	0
	07/2025		131	SGD	168	1	0
	07/2025		575	TWD	17,080	13	0
	07/2025	ZAR	25,328		$1,417	0	(11)
	08/2025	CNH	29,420		4,092	0	(34)
	08/2025	SGD	167		131	0	(1)
	08/2025	TWD	147,473		4,514	0	(613)
	08/2025		$1,089	INR	94,436	10	0
	08/2025		2,831	TWD	91,063	335	0
	04/2026	BRL	69,600		$11,781	0	(192)
MBC	07/2025	CAD	17,327		12,615	0	(109)
	07/2025	CNH	9,466		1,314	0	(10)
	07/2025	EUR	929		1,062	0	(33)
	07/2025	GBP	1,539		2,083	0	(30)
	07/2025	HKD	3,463		443	1	0
	07/2025	SGD	7,547		5,883	0	(53)
	07/2025	THB	25,193		761	0	(15)
	07/2025	TWD	41,659		1,278	0	(156)
	07/2025		$12,632	CAD	17,331	95	0
	07/2025		507	EUR	442	13	0
	07/2025		158	IDR	2,573,975	0	0

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	607	JPY	87,241	0	(1)
07/2025	442	PLN	1,653	17	0
07/2025	3,455	SGD	4,468	59	0
07/2025	20	TWD	603	0	0
08/2025	CAD	11,287	$8,225	0	(78)
08/2025	CNH	16,732	2,323	0	(23)
08/2025	SGD	4,458	3,455	0	(60)
08/2025	TWD	64,917	2,004	0	(253)
08/2025	$2,434	CNH	17,600	34	0
MYI	07/2025	BRL	50,800	$8,654	0	(696)
07/2025	JPY	337,457	2,315	0	(28)
07/2025	$9,309	BRL	50,800	41	0
07/2025	311	JPY	44,927	1	0
07/2025	289	NOK	2,919	0	0
07/2025	5	PLN	18	0	0
08/2025	CNH	6,599	$922	0	(4)
08/2025	NOK	2,919	289	0	0
08/2025	$543	CNH	3,927	7	0
08/2025	2,315	JPY	336,217	28	0
09/2025	2,555	MXN	48,865	28	0
NGF	07/2025	1,760	IDR	28,685,506	9	0
08/2025	65	TRY	2,733	1	0
RYL	08/2025	CNH	14,249	$1,963	0	(35)
08/2025	$982	CNH	7,184	26	0
SCX	07/2025	ILS	33	$9	0	0
07/2025	JPY	3,759	26	0	0
07/2025	PEN	53,496	14,681	0	(414)
07/2025	TWD	3,256	112	0	0
07/2025	$684	IDR	11,146,285	3	0
07/2025	690	SGD	890	10	0
07/2025	1,060	THB	34,428	0	0
07/2025	3,294	TWD	96,037	13	0
08/2025	CNH	11,368	$1,591	0	(3)
08/2025	SGD	888	690	0	(10)
08/2025	TWD	23,347	716	0	(96)
08/2025	$3,778	CNH	27,333	55	0
08/2025	1,140	INR	97,890	0	(1)
08/2025	26	JPY	3,746	0	0
SOG	07/2025	JPY	556,965	$3,858	0	(9)
07/2025	$30	NOK	304	0	0
08/2025	NOK	304	$30	0	0
08/2025	$332	INR	28,423	0	(1)
08/2025	3,858	JPY	554,921	9	0
SSB	07/2025	GBP	3,696	$5,005	0	(69)
07/2025	$17,343	PEN	63,907	685	0
11/2025	PEN	3,154	$855	0	(32)
UAG	07/2025	ILS	325	91	0	(6)
07/2025	KRW	128,105	94	0	0
07/2025	NOK	1,879	185	0	(1)
07/2025	THB	4,000	120	0	(3)
07/2025	$203	JPY	29,314	1	0
07/2025	95	KRW	128,167	0	0
08/2025	1,240	CNH	9,003	22	0
09/2025	128	MXN	2,474	3	0
12/2025	TRY	8,733	$186	0	(4)

Total Forward Foreign Currency Contracts	$5,460	$(11,494)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	120,000	$577	$415
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	22,100	6	0

Total Purchased Options	$583	$415

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	1,300	$(2)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,900	(3)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	1,400	(1)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	1,200	(2)	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,000	(1)	0

$(9)	$(1)

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	1,600	$(53)	$(44)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	120,000	$(214)	$(70)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	120,000	(357)	(167)

$(571)	$(237)

Total Written Options	$(633)	$(282)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$994	$0	$5	$5	$0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490%	100	(1)	1	0	0

$(1)	$6	$5	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$9,190	$(2,471)	$1,750	$0	$(721)
CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	4,725	917	109	1,026	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	7,974	1,565	166	1,731	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,052	610	52	662	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	25,299	5,219	273	5,492	0

$5,840	$2,350	$8,911	$(721)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAUSLT Index	79,711	4.580%	Monthly	08/06/2025	$49,652	$0	$(172)	$0	$(172)
Receive	ERAUSLT Index	106,531	4.650%	Monthly	09/03/2025	66,358	0	(210)	0	(210)
Receive	ERAUSLT Index	87,769	5.030% (FEDL01 plus a specified spread)	Monthly	10/01/2025	54,671	0	(205)	0	(205)
Receive	ERAUSLT Index	471,722	5.130% (FEDL01 plus a specified spread)	Maturity	02/18/2026	290,524	0	(3,324)	0	(3,324)
Receive	ERAUSLT Index	589,880	5.120%	Maturity	04/08/2026	353,905	0	7,698	7,698	0
MYI	Receive	ERAUSLT Index	36,676	4.820% (FEDL01 plus a specified spread)	Monthly	07/09/2025	22,846	0	(82)	0	(82)
Receive	ERAUSLT Index	296,833	4.930%	Monthly	10/01/2025	184,897	0	(691)	0	(691)
Receive	ERAUSLT Index	6,377	5.120% (FEDL01 plus a specified spread)	Monthly	11/05/2025	3,972	0	(15)	0	(15)

$0	$2,999	$7,698	$(4,699)

Total Swap Agreements	$5,839	$5,355	$16,614	$(5,420)

(k)

Securities with an aggregate market value of $2,146 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO RAE PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$1,183	$1,183
Corporate Bonds & Notes
Banking & Finance	1,600	53,617	206	55,423
Industrials	0	11,977	0	11,977
Utilities	0	15,724	0	15,724
Municipal Bonds & Notes
California	0	439	0	439
U.S. Government Agencies	0	588,013	0	588,013
U.S. Treasury Obligations	0	20,627	0	20,627
Non-Agency Mortgage-Backed Securities	0	80,911	0	80,911
Asset-Backed Securities
Automobile Sequential	0	65,884	0	65,884
CMBS Other	0	39,105	0	39,105
Credit Card Bullet	0	20,726	0	20,726
Home Equity Other	0	79,160	0	79,160
Home Equity Sequential	0	1,239	0	1,239
Whole Loan Collateral	0	7,289	0	7,289
Other ABS	0	79,603	0	79,603
Sovereign Issues	0	79,544	0	79,544
Short-Term Instruments
Commercial Paper	0	51,628	0	51,628
Repurchase Agreements	0	276,900	0	276,900
U.S. Treasury Bills	0	2,761	0	2,761

	$1,600	$1,475,147	$1,389	$1,478,136
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$166,946	$0	$0	$166,946

Total Investments	$168,546	$1,475,147	$1,389	$1,645,082

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(42,308)	$0	$(42,308)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	798	0	798
Over the counter	0	22,484	5	22,489

	$0	$23,282	$5	$23,287
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(1)	(1,579)	0	(1,580)
Over the counter	0	(16,475)	(721)	(17,196)

	$(1)	$(18,054)	$(721)	$(18,776)

Total Financial Derivative Instruments	$(1)	$5,228	$(716)	$4,511

Totals	$168,545	$1,438,067	$673	$1,607,285

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO RAE PLUS International Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 165.0% ¤
CORPORATE BONDS & NOTES 4.8%
BANKING & FINANCE 3.3%
American Express Co. 5.284% due 07/26/2035 •	$400	$405
Ares Strategic Income Fund 5.450% due 09/09/2028	400	400
Bank of America Corp. 1.734% due 07/22/2027 •	200	194
Bank of Nova Scotia 5.450% due 08/01/2029	500	519
Barclays PLC 6.224% due 05/09/2034 •	400	425
Equinix, Inc. 1.550% due 03/15/2028	100	93
Extra Space Storage LP 5.400% due 06/15/2035	100	101
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	202
5.800% due 03/08/2029	200	200
Goldman Sachs Group, Inc. 6.249% due 03/15/2028 ~	400	408
GSPA Monetization Trust 6.422% due 10/09/2029	29	29
HSBC Holdings PLC 5.887% due 08/14/2027 •	200	203
Jackson National Life Global Funding 5.600% due 04/10/2026	300	303
Mizuho Financial Group, Inc. 5.594% due 07/10/2035 •	200	206
Prologis LP 5.000% due 01/31/2035	100	100
Sumitomo Mitsui Financial Group, Inc. 4.660% due 07/08/2031 •(c)	400	400
UBS Group AG 4.751% due 05/12/2028 •	500	503
VICI Properties LP 4.750% due 02/15/2028	100	101

		4,792

INDUSTRIALS 0.8%
Boeing Co. 6.528% due 05/01/2034	100	109
Occidental Petroleum Corp. 5.550% due 10/01/2034	500	491
T-Mobile USA, Inc.
3.875% due 04/15/2030	100	97
4.200% due 10/01/2029	100	99
United Airlines Pass-Through Trust 5.450% due 08/15/2038	99	100
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028	300	302

		1,198

UTILITIES 0.7%
Edison International 6.250% due 03/15/2030	100	102
Pacific Gas & Electric Co.
4.500% due 07/01/2040	100	83
6.150% due 03/01/2055	100	93
6.700% due 04/01/2053	300	301
Southern California Edison Co.
4.875% due 02/01/2027	100	101
5.150% due 06/01/2029	300	303

		983

Total Corporate Bonds & Notes (Cost $6,903)		6,973

U.S. GOVERNMENT AGENCIES 51.4%
Fannie Mae
0.000% due 08/25/2039 (b)(e)	242	209

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 11/25/2040 •		3	2
1.630% due 03/25/2037 •(a)		106	10
1.680% due 04/25/2037 •(a)		384	34
1.730% due 11/25/2039 •(a)		59	6
1.960% due 03/25/2037 •(a)		141	13
1.980% due 05/25/2037 •(a)		341	29
2.349% due 01/25/2031 ~(a)		453	26
2.370% due 04/25/2037 •(a)		637	84
2.780% due 02/25/2037 •(a)		62	7
3.230% due 07/25/2033 •(a)		35	3
4.202% due 10/01/2029 ~		700	703
4.300% due 12/01/2029		501	505
4.705% due 09/01/2031 ~		1,300	1,325
4.720% due 10/01/2028		800	815
4.750% due 04/25/2037 •		3	3
4.770% due 07/25/2037 •		4	4
4.930% due 06/01/2029		300	308
4.940% due 10/25/2040 •		14	13
5.300% due 11/01/2030		600	627
Freddie Mac
0.000% due 02/15/2041 •		3	2
1.269% due 09/15/2041 •		468	442
2.023% due 02/15/2040 •		91	84
2.152% due 09/15/2036 •(a)		120	12
2.862% due 07/25/2054 ~		500	469
3.000% due 09/01/2032		335	327
4.718% due 05/15/2037 •		4	4
5.000% due 04/15/2041		189	195
5.245% due 11/25/2054 •		472	471
5.455% due 12/25/2054 •		925	926
5.500% due 03/15/2034		87	91
Ginnie Mae 4.789% due 08/20/2047 •		87	84
Ginnie Mae, TBA
4.000% due 07/01/2055		2,800	2,604
4.500% due 07/01/2055		990	948
5.000% due 08/01/2055		2,150	2,111
U.S. Small Business Administration
5.490% due 03/01/2028		5	5
6.020% due 08/01/2028		39	40
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		42	41
4.000% due 04/01/2043 - 08/01/2051		5,998	5,785
4.500% due 08/01/2052 - 12/01/2054		1,149	1,106
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		2,800	2,423
4.000% due 07/01/2055		1,850	1,720
4.500% due 08/01/2055		3,570	3,414
5.000% due 08/01/2055		4,430	4,339
5.500% due 08/01/2055		5,700	5,695
6.000% due 08/01/2055		14,700	14,925
6.500% due 08/01/2055		21,260	21,921

Total U.S. Government Agencies (Cost $74,656)			74,910

U.S. TREASURY OBLIGATIONS 2.6%
U.S. Treasury Inflation Protected Securities (f)
1.875% due 07/15/2034		3,782	3,787

Total U.S. Treasury Obligations (Cost $3,818)			3,787

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.6%
American Home Mortgage Assets Trust 6.750% due 11/25/2046		161	144
Avon Finance 5.139% due 12/28/2049 •	GBP	422	580
Banc of America Funding Trust
4.474% due 06/20/2037 ~		$29	25
4.846% due 09/20/2046 ~		634	572
6.000% due 08/25/2036 ~		19	18
Banc of America Mortgage Trust
5.749% due 06/25/2034 ~		11	11
5.904% due 02/25/2034 ~		10	10
6.019% due 01/25/2035 ~		8	8
Bear Stearns Adjustable Rate Mortgage Trust
4.521% due 02/25/2036 ~		129	119
6.530% due 02/25/2036 •		5	5
Chase Mortgage Finance Trust
4.897% due 09/25/2036 ~		160	133
4.918% due 01/25/2036 ~		14	13
ChaseFlex Trust 5.034% due 07/25/2037 •		1,395	1,233
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.664% due 05/25/2036 •		184	176
Citigroup Mortgage Loan Trust
4.783% due 09/25/2037 ~		18	17

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

6.170% due 09/25/2062	616	616
6.560% due 10/25/2035 •	25	24
7.230% due 10/25/2035 •	21	22
CitiMortgage Alternative Loan Trust
5.034% due 04/25/2037 •	223	184
6.000% due 06/25/2037	153	134
Countrywide Alternative Loan Trust
4.642% due 09/20/2046 •	38	36
4.954% due 12/25/2035 •	16	15
5.036% due 11/20/2035 •	79	73
5.500% due 06/25/2035	299	241
5.500% due 11/25/2035	122	67
5.750% due 03/25/2037	263	136
5.799% due 08/25/2035 •	48	46
5.879% due 01/25/2036 •	180	171
6.000% due 12/25/2035	399	286
6.000% due 05/25/2036	68	31
6.000% due 08/25/2036 •	134	76
6.250% due 08/25/2036	939	497
7.000% due 10/25/2037	151	51
Countrywide Home Loan Mortgage Pass-Through Trust
5.034% due 05/25/2035 •	103	90
5.094% due 02/25/2035 •	7	7
5.750% due 05/25/2037	12	6
6.000% due 01/25/2037	336	157
6.000% due 02/25/2037	337	152
7.503% due 10/20/2034 ~	12	12
Countrywide Home Loan Reperforming REMIC Trust 4.774% due 06/25/2035 •	52	50
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.905% due 06/25/2050 ~	832	746
5.750% due 08/25/2036	25	21
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036	2,691	420
Deutsche Alt-A Securities Mortgage Loan Trust 4.814% due 02/25/2037 •	749	648
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.934% due 02/25/2035 •	39	38
First Horizon Alternative Mortgage Securities Trust
5.138% due 06/25/2036 ~	425	339
5.365% due 12/25/2035 ~	52	40
GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~	32	28
4.985% due 11/25/2035 ~	7	6
5.018% due 07/25/2035 ~	4	3
5.500% due 01/25/2037	11	22
5.880% due 04/25/2032 •	17	16
5.957% due 09/25/2035 ~	38	34
HarborView Mortgage Loan Trust 6.399% due 10/19/2035 •	935	442
Impac CMB Trust 5.074% due 03/25/2035 •	135	130
Impac Secured Assets Trust 5.933% due 07/25/2035 ~	57	54
IndyMac INDX Mortgage Loan Trust
4.213% due 05/25/2035 ~	480	331
4.814% due 09/25/2046 •	162	146
4.914% due 07/25/2035 •	252	232
JP Morgan Mortgage Trust
4.154% due 07/27/2037 ~	94	88
5.479% due 07/25/2035 ~	5	4
5.750% due 01/25/2036 ~	20	9
6.226% due 07/25/2035 ~	118	115
Lehman Mortgage Trust 5.084% due 11/25/2036 •	251	118
Lehman XS Trust 4.884% due 08/25/2046 •	431	440
MASTR Adjustable Rate Mortgages Trust 6.043% due 11/21/2034 ~	14	13
MASTR Asset Securitization Trust 6.000% due 06/25/2036	162	89
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.286% due 08/15/2032 •	30	29
Merrill Lynch Alternative Note Asset Trust
4.654% due 03/25/2037 •	420	99
4.834% due 03/25/2037 •	3,171	746
6.000% due 03/25/2037	77	26
Merrill Lynch Mortgage Investors Trust
5.154% due 04/25/2035 ~	11	10
5.205% due 05/25/2036 ~	96	90
5.742% due 02/25/2036 ~	1	1
6.210% due 02/25/2033 •	19	18
Morgan Stanley Mortgage Loan Trust
6.000% due 08/25/2036	122	51
6.075% due 06/25/2036 ~	5	5

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley Re-REMIC Trust 5.250% due 05/26/2037~		109	49
New York Mortgage Trust Loan Trust 5.250% due 07/25/2062 þ		389	388
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035		37	17
NovaStar Mortgage Funding Trust 0.445% due 09/25/2046 •		923	326
Residential Accredit Loans, Inc. Trust
4.934% due 08/25/2037 •		24	23
6.000% due 01/25/2037		42	33
6.000% due 03/25/2037		97	81
Residential Funding Mortgage Securities, Inc. Trust 5.594% due 04/25/2037 ~		214	186
Sequoia Mortgage Trust 3.579% due 09/20/2046 ~		105	70
Structured Adjustable Rate Mortgage Loan Trust
3.972% due 01/25/2035 ~		25	25
5.098% due 08/25/2035 ~		41	22
Structured Asset Mortgage Investments Trust 4.854% due 04/25/2036 •		39	35
SunTrust Adjustable Rate Mortgage Loan Trust 6.850% due 01/25/2037 ~		105	64
Thornburg Mortgage Securities Trust
2.903% due 03/25/2044 ~		46	45
5.538% due 12/25/2044 ~		75	72
5.999% due 06/25/2047 •		232	226
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	386	531
Trinity Square PLC 5.217% due 07/15/2059 ~		403	554
WaMu Mortgage Pass-Through Certificates Trust
4.024% due 06/25/2037 ~		$147	129
4.068% due 12/25/2046 •		35	31
4.408% due 06/25/2037 ~		45	41
4.974% due 12/25/2045 •		16	16
4.983% due 10/25/2035 ~		24	22
5.148% due 12/25/2035 ~		215	203
5.323% due 01/25/2035 ~		52	49
5.399% due 02/25/2046 •		72	66
6.037% due 08/25/2035 ~		41	43
6.385% due 06/25/2033 ~		35	35
Washington Mutual Mortgage Pass-Through Certificates Trust
3.801% due 09/25/2036 •		686	178
4.934% due 02/25/2036 •		652	540
5.149% due 02/25/2047 •		953	875
5.339% due 04/25/2046 •		82	73
Wells Fargo Mortgage-Backed Securities Trust 6.799% due 09/25/2036 ~		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $19,453)			16,944

ASSET-BACKED SECURITIES 22.8%
AUTOMOBILE ABS OTHER 1.4%
Carvana Auto Receivables Trust 5.050% due 05/12/2031		500	504
CPS Auto Receivables Trust 5.190% due 08/15/2028		500	500
Exeter Automobile Receivables Trust
4.480% due 04/16/2029		500	500
4.640% due 01/15/2030		500	501

			2,005

AUTOMOBILE SEQUENTIAL 2.8%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028		300	308
Carvana Auto Receivables Trust
5.420% due 04/10/2028		247	248
5.620% due 01/10/2029		300	302
6.410% due 09/10/2027		38	38
Citizens Auto Receivables Trust
5.110% due 04/17/2028		100	101
5.430% due 10/15/2026		16	16
DT Auto Owner Trust 6.290% due 08/16/2027		18	18
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028		141	142
GLS Auto Select Receivables Trust
5.960% due 10/16/2028		300	303
6.270% due 08/16/2027		37	37
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028		300	302

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

Hertz Vehicle Financing LLC 5.490% due 06/25/2027	300	302
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	505
5.290% due 04/15/2027	186	187
Lendbuzz Securitization Trust 7.500% due 12/15/2028	690	705
Octane Receivables Trust 5.870% due 05/21/2029	105	105
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	147	148
5.380% due 11/25/2030	45	44
7.130% due 01/26/2032	235	235
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	87	88

		4,134

CMBS OTHER 0.6%
AREIT Trust 5.551% due 01/20/2037 •	318	318
LoanCore Issuer Ltd. 5.726% due 11/15/2038 •	378	379
MF1 Ltd. 5.509% due 10/16/2036 •	159	159

		856

CREDIT CARD BULLET 0.4%
Master Credit Card Trust 5.153% due 01/21/2027 •	500	500

HOME EQUITY OTHER 5.8%
Asset-Backed Securities Corp. Home Equity Loan Trust 5.244% due 06/25/2034 •	1,041	1,060
Bear Stearns Asset-Backed Securities Trust 5.484% due 08/25/2037 •	752	672
Chase Funding Trust 5.074% due 08/25/2032 •	33	33
Citigroup Mortgage Loan Trust
4.624% due 05/25/2037 •	1,009	673
5.034% due 10/25/2036 •	301	178
Countrywide Asset-Backed Certificates 4.834% due 02/25/2037 •	285	267
Countrywide Asset-Backed Certificates Trust
4.874% due 09/25/2037 •	307	320
5.174% due 08/25/2047 •	336	328
EMC Mortgage Loan Trust 5.734% due 02/25/2041 •	11	11
Encore Credit Receivables Trust 5.169% due 09/25/2035 •	4	4
Fremont Home Loan Trust
4.714% due 11/25/2036 •	428	252
4.734% due 10/25/2036 •	1,481	592
5.169% due 01/25/2035 •	59	59
GSAA Home Equity Trust
3.937% due 03/25/2036 ~	535	73
4.534% due 05/25/2037 •	601	210
4.574% due 03/25/2036 •	277	89
5.074% due 04/25/2047 •	524	227
6.795% due 06/25/2036	501	112
GSAMP Trust
4.634% due 12/25/2046 •	196	97
4.894% due 01/25/2037 •	605	521
JP Morgan Mortgage Acquisition Trust 4.644% due 10/25/2036 •	93	92
Morgan Stanley ABS Capital, Inc. Trust 4.544% due 03/25/2037 •	1,821	776
Morgan Stanley Dean Witter Capital, Inc. Trust 5.414% due 02/25/2033 •	54	54
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.532% due 10/25/2036	358	74
Option One Mortgage Loan Trust 5.214% due 02/25/2035 •	391	373
Renaissance Home Equity Loan Trust 5.534% due 09/25/2037 •	337	137
Residential Asset Securities Corp. Trust 4.724% due 06/25/2033 •	86	79
Securitized Asset-Backed Receivables LLC Trust 4.914% due 07/25/2036 •	716	281
Soundview Home Loan Trust 5.734% due 10/25/2037 •	592	457

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

Structured Asset Investment Loan Trust 7.584% due 08/25/2033 •		420	380

			8,481

WHOLE LOAN COLLATERAL 1.1%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036		125	62
First Franklin Mortgage Loan Trust
4.594% due 11/25/2036 •		37	37
4.744% due 09/25/2036 •		141	131
5.154% due 11/25/2035 •		620	581
Securitized Asset-Backed Receivables LLC Trust 5.394% due 01/25/2036 •		338	320
Specialty Underwriting & Residential Finance Trust
4.734% due 06/25/2037 •		123	72
5.000% due 12/25/2036 •		360	356

			1,559

OTHER ABS 10.7%
37 Capital CLO Ltd. 5.536% due 10/15/2034 •		500	500
ACHV ABS Trust 5.430% due 10/27/2031		234	236
AIMCO CLO 5.530% due 10/17/2034 •		500	501
AlbaCore Euro CLO DAC 3.316% due 10/18/2034 •	EUR	500	588
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		$600	600
Anchorage Credit Funding Ltd. 3.793% due 10/25/2037		455	446
Arcano Euro CLO DAC 0.000% due 07/25/2039 •(c)	EUR	500	589
Bain Capital Credit CLO Ltd. 5.491% due 07/16/2034 •		$500	500
Bankers Healthcare Group Securitization Trust 5.930% due 10/17/2035		586	588
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		500	502
Carlyle Euro CLO DAC 0.000% due 08/15/2038 «•(c)	EUR	500	589
Carlyle Global Market Strategies CLO Ltd. 5.359% due 07/20/2034 •		$600	601
CBAM Ltd. 5.561% due 04/17/2031 •		224	225
CIFC Funding Ltd. 5.631% due 07/18/2031 •		312	312
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •		600	600
CRB Securitization Trust 6.960% due 10/20/2033		102	102
CVC Cordatus Loan Fund DAC
2.910% due 05/22/2032 •	EUR	528	622
3.391% due 10/23/2034 •		446	526
Diameter Capital CLO Ltd. 5.866% due 04/15/2037 •		$1,000	1,003
DLLAA LLC 5.930% due 07/20/2026		40	40
Dryden CLO Ltd. 5.568% due 07/15/2031 •		284	284
Foundation Finance Trust 4.670% due 04/15/2052 (c)		600	600
Jamestown CLO Ltd.
5.402% due 07/25/2034 •		700	698
5.552% due 07/25/2035 •		500	501
Octagon Investment Partners Ltd. 5.419% due 10/20/2030 •		353	353
Oportun Issuance Trust 5.860% due 02/09/2032		169	170
Pagaya AI Debt Trust 5.373% due 01/17/2033		500	501
Palmer Square European Loan Funding DAC 4.053% due 02/15/2035 •	EUR	500	589
PK ALIFT Loan Funding LP 5.052% due 10/15/2039		$554	553
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		500	500
Sculptor European CLO DAC 4.015% due 01/14/2032 •	EUR	500	590
Theorem Funding Trust 6.060% due 12/15/2028		$13	13
Trinitas Euro CLO DAC 0.000% due 07/15/2039 «•(c)	EUR	500	589

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

Upstart Securitization Trust 5.500% due 06/20/2032		$32	32
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		15	15

			15,658

Total Asset-Backed Securities (Cost $34,252)			33,193

SOVEREIGN ISSUES 8.3%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	340,000	353
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (e)	BRL	7,800	1,385
0.000% due 04/01/2026 (e)		9,200	1,525
Colombian TES 6.000% due 04/28/2028	COP	1,590,700	351
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	2,200	103
Egypt Government International Bond 21.954% due 03/04/2028	EGP	11,200	223
Japan Government International Bond 2.400% due 03/20/2055	JPY	90,000	574
Mexican Bonos 8.500% due 03/01/2029	MXN	2,600	138
Mexican Udibonos
2.750% due 11/27/2031 (f)		3,485	165
3.000% due 12/03/2026 (f)		6,801	355
4.000% due 11/30/2028 (f)		1,020	53
4.000% due 08/24/2034 (f)		13,941	691
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,500	668
6.150% due 08/12/2032		7,500	2,190
6.850% due 08/12/2035		1,000	292
6.950% due 08/12/2031		401	123
7.300% due 08/12/2033		900	277
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	1,500	416
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,700	192
8.000% due 01/31/2030		4,400	244
8.250% due 03/31/2032		1,800	97
8.500% due 01/31/2037		2,600	128
9.000% due 01/31/2040		10,800	528
Saudi Government International Bond 5.625% due 01/13/2035		$700	731
Turkiye Government International Bond
47.469% due 09/06/2028 ~	TRY	5,500	133
49.053% due 05/20/2026 ~		100	3
49.053% due 05/17/2028 ~		6,200	151

Total Sovereign Issues (Cost $11,443)			12,089

SHORT-TERM INSTRUMENTS 63.5%
COMMERCIAL PAPER 5.1%
Alimentation Couche-Tard, Inc. 4.670% due 07/08/2025		$720	719
Amrize Finance U.S. LLC 4.670% due 07/16/2025		720	718
CBRE Services, Inc. 4.690% due 07/10/2025		1,050	1,048
Crown Castle, Inc. 5.030% due 07/24/2025		710	708
CVS Health Corp. 4.920% due 07/14/2025		710	709
Enbridge U.S., Inc. 4.600% due 07/11/2025		710	709
HCA, Inc. 5.000% due 08/22/2025		730	725
Intel Corp. 4.590% due 07/01/2025		720	720
Jones Lang LaSalle Finance BV 4.650% due 07/09/2025		720	719
NextEra Energy Capital Holdings, Inc. 4.610% due 08/25/2025 (c)		730	725

			7,500

REPURCHASE AGREEMENTS (g) 50.6%			73,800

U.S. TREASURY BILLS 7.8%
4.271% due 07/03/2025 - 10/14/2025 (d)(e)(j)		11,436	11,411

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $92,711)		92,711

Total Investments in Securities (Cost $243,236)		240,607

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	12,763	124

Total Short-Term Instruments (Cost $124)		124

Total Investments in Affiliates (Cost $124)		124

Total Investments 165.1% (Cost $243,360)		$240,731
Financial Derivative Instruments (h)(i) 5.9%(Cost or Premiums, net $3,372)		8,610
Other Assets and Liabilities, net (71.0)%		(103,572)

Net Assets 100.0%		$145,769

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$5,500	U.S. Treasury Notes 3.625% due 03/31/2028	$(5,619)	$5,500	$5,501
4.440	07/01/2025	07/02/2025	34,900	U.S. Treasury Notes 4.125% due 10/31/2029	(35,650)	34,900	34,900
4.450	06/30/2025	07/01/2025	33,400	U.S. Treasury Notes 4.250% due 02/28/2029	(34,129)	33,400	33,404

Total Repurchase Agreements	$(75,398)	$73,800	$73,805

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$5,600	$(5,010)	$(5,041)

Total Short Sales (3.5)%	$(5,010)	$(5,041)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI EAFE Index September Futures	09/2025	6	$805	$4	$1	$0
U.S. Treasury 2-Year Note September Futures	09/2025	36	7,489	27	2	0
U.S. Treasury 10-Year Note September Futures	09/2025	71	7,961	65	22	0
U.S. Treasury Long-Term Bond September Futures	09/2025	14	1,617	41	14	0

$137	$39	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2025	4	$(436)	$(5)	$0	$(1)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	6	(686)	(17)	0	(3)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. Treasury Ultra Long-Term Bond September Futures				09/2025	11		(1,310)	(25)		0	(14)

								$(47)		$0	$(18)

Total Futures Contracts								$90		$39	$(18)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.359%		$600	$8	$(2)	$6	$0	$0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107		700	8	1	9	0	0

							$16	$(1)	$15	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	(1.000)%	Quarterly		12/20/2029		$740	$(17)	$0	$(17)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly		06/20/2030		13,700	(233)	(74)	(307)	0	(8)

							$(250)	$(74)	$(324)	$0	$(8)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	12,036	$(247)	$97	$(150)	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$4,800	(2)	(3)	(5)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		7,700	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		940	0	13	13	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,700	93	(20)	73	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		4,900	49	(37)	12	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		2,700	0	40	40	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,700	5	(24)	(19)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		13,100	1,553	(99)	1,454	0	(31)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		7,900	516	(191)	325	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,410	(4)	(16)	(20)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034		100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034		200	(1)	(5)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034		200	(1)	(3)	(4)	1	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		300	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		200	(1)	(2)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,800	(18)	10	(8)	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		100	0	(2)	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		3,300	745	468	1,213	0	(18)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,080	0	21	21	9	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,130	0	23	23	9	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,980	106	296	402	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		3,360	49	218	267	0	(27)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	600	0	0	0	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		6,300	0	(3)	(3)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,100	0	0	0	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		4,200	0	6	6	6	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		300	0	1	1	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		8,800	2	9	11	8	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	1,800	35	8	43	0	(3)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	1,407,200	0	9	9	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	200	(1)	(1)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	0	0	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	1,500	0	(14)	(14)	0	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,900	(17)	121	104	0	(5)
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	340,000	0	(6)	(6)	0	0
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,400	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	(1)	(5)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		3,600	(154)	16	(138)	0	(7)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,470	122	58	180	6	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	3,200	0	1	1	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		5,600	0	(14)	(14)	0	(1)
Receive	CPURNSA	2.477	Maturity	11/07/2029		$1,600	0	6	6	0	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		1,700	0	(2)	(2)	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		2,600	0	(6)	(6)	0	0
Pay	CPURNSA	2.581	Maturity	05/16/2030		1,300	0	7	7	0	0
Receive	CPURNSA	2.487	Maturity	12/07/2051		1,000	43	(7)	36	0	(1)

							$2,858	$923	$3,781	$63	$(175)

Total Swap Agreements							$2,624	$848	$3,472	$63	$(183)

Cash of $3,952 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2025		CNH	2,313		$321		$0		$(2)
		07/2025			$619		AUD	952	8		0
		07/2025			58		NZD	97	1		0
		08/2025		AUD	952		$619		0		(8)
		08/2025		CNH	3,167		440		0		(4)
		08/2025		NZD	97		58		0		(1)
BOA		07/2025		AUD	61		40		0		0
		07/2025		BRL	476		87		0		0
		07/2025		EUR	343		390		0		(14)
		07/2025		IDR	5,387,950		332		0		0
		07/2025		JPY	35,800		249		0		0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		$83	BRL	475	5	0
	07/2025		341	CHF	279	10	0
	07/2025		332	IDR	5,387,087	0	0
	07/2025		278	KRW	379,420	2	0
	07/2025		29	SGD	38	0	0
	08/2025	CNH	1,452		$203	0	(1)
	08/2025	SGD	38		29	0	0
	08/2025	TWD	52		2	0	0
BPS	07/2025	BRL	3,994		710	0	(25)
	07/2025	EUR	79		91	0	(2)
	07/2025	IDR	5,384,797		330	0	(2)
	07/2025	INR	80,757		940	0	(2)
	07/2025	THB	178		5	0	0
	07/2025	TWD	9,946		306	0	(36)
	07/2025		$724	BRL	3,994	12	0
	07/2025		207	IDR	3,379,258	1	0
	07/2025		450	KRW	610,554	1	0
	07/2025		20	THB	655	0	0
	07/2025		919	TWD	27,327	20	0
	08/2025	CNH	6,561		$914	0	(6)
	08/2025	CZK	196		9	0	(1)
	08/2025	TWD	35,402		1,095	0	(136)
	08/2025		$182	CNH	1,322	4	0
	08/2025		140	INR	12,209	2	0
	08/2025		234	TWD	7,432	24	0
	10/2025	BRL	1,500		$250	0	(19)
	10/2025		$1,474	BRL	9,000	145	0
BRC	07/2025	ILS	700		$201	0	(7)
	07/2025	KRW	17,505		13	0	0
	07/2025	PLN	23		6	0	0
	07/2025	TRY	10,888		266	0	(4)
	07/2025		$176	EUR	154	5	0
	07/2025		1,514	GBP	1,114	15	0
	07/2025		100	ILS	337	0	0
	07/2025		4	JPY	528	0	0
	07/2025		102	THB	3,344	1	0
	07/2025		345	TRY	14,159	4	0
	07/2025	ZAR	10,006		$554	0	(11)
	08/2025	CNH	799		110	0	(2)
	08/2025	CZK	1,934		87	0	(5)
	08/2025	GBP	983		1,337	0	(12)
	08/2025		$36	TRY	1,479	0	0
	09/2025		7	PEN	24	0	0
	12/2025		23	TRY	1,080	1	0
BSH	07/2025	DKK	119		$18	0	(1)
	08/2025		$284	PEN	1,007	0	0
	09/2025	PEN	3,735		$1,020	0	(32)
	09/2025		$4	PEN	15	0	0
	11/2025	PEN	328		$89	0	(3)
	12/2025		1,010		284	1	0
CBK	07/2025	BRL	6,369		1,167	0	(5)
	07/2025	CHF	39		48	0	(1)
	07/2025	EUR	116		133	0	(4)
	07/2025	KRW	1,769,861		1,290	0	(19)
	07/2025	PEN	234		63	0	(2)
	07/2025	SEK	385		41	0	0
	07/2025	THB	9,295		280	0	(7)
	07/2025	TWD	17,270		531	0	(64)
	07/2025		$436	AUD	668	3	0
	07/2025		1,090	BRL	6,369	82	0
	07/2025		110	IDR	1,785,726	0	0
	07/2025		155	JPY	22,100	0	(2)
	07/2025		19	KRW	25,295	0	0
	07/2025		68	PEN	244	1	0
	07/2025		495	SGD	636	5	0
	07/2025		1,272	TWD	37,788	29	0
	08/2025	CNH	736		$102	0	(1)
	08/2025	PEN	1,033		277	0	(15)
	08/2025	TWD	18,916		580	0	(77)
	08/2025		$1,432	CNH	10,278	9	0
	08/2025		1,052	INR	90,654	4	0
	08/2025		142	TWD	4,673	20	0
	09/2025	MXN	381		$20	0	0
	09/2025	PEN	4,194		1,144	0	(38)
	09/2025		$133	PEN	494	6	0
DUB	07/2025	ILS	340		$98	0	(3)
	07/2025	KRW	13,636		10	0	0
	07/2025	SGD	7		5	0	0
	07/2025		$14	DKK	90	0	0
	07/2025		1,026	EUR	884	16	0
	07/2025		8	IDR	135,791	0	0
	07/2025		8	TWD	251	0	0
	08/2025	CNH	328		$45	0	(1)
	08/2025	DKK	89		14	0	0
	08/2025	EUR	882		1,026	0	(16)
	08/2025		$220	CNH	1,596	4	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		488	INR	42,068	2	0
	09/2025	MXN	1,530		$79	0	(2)
FAR	07/2025	AUD	1,559		1,006	0	(20)
	07/2025	BRL	6,680		1,209	0	(20)
	07/2025	CHF	504		612	0	(23)
	07/2025	CNH	1,177		164	0	(1)
	07/2025	JPY	148,027		1,017	0	(11)
	07/2025	KRW	582,571		430	0	0
	07/2025	SGD	10		8	0	0
	07/2025		$1,214	BRL	6,680	16	0
	07/2025		330	CHF	264	3	0
	07/2025		19	DKK	122	0	0
	07/2025		2,028	JPY	290,964	0	(8)
	07/2025		430	KRW	582,368	0	0
	07/2025		77	PLN	284	2	0
	07/2025		24	SGD	30	0	0
	08/2025	CHF	263		$330	0	(3)
	08/2025	CNH	797		111	0	0
	08/2025	DKK	122		19	0	0
	08/2025	SGD	30		24	0	0
	08/2025		$233	INR	20,148	2	0
	08/2025		1,017	JPY	147,483	11	0
	09/2025	MXN	22,380		$1,149	0	(34)
	09/2025		$1,209	BRL	6,782	20	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	1,678		$457	0	(15)
GLM	07/2025	TWD	1,769		54	0	(7)
	07/2025		$26	IDR	422,774	0	0
	07/2025		9	SGD	12	0	0
	08/2025	SGD	12		$9	0	0
	09/2025	PEN	426		116	0	(4)
	10/2025	BRL	15,300		2,486	0	(266)
IND	07/2025		$41	SEK	385	0	0
	08/2025	SEK	385		$41	0	0
	08/2025	TWD	2,268		77	0	(2)
	08/2025		$89	TWD	2,842	10	0
JPM	07/2025	BRL	408		$75	0	0
	07/2025	CNH	2,230		309	0	(3)
	07/2025	DKK	92		14	0	(1)
	07/2025	KRW	97,750		71	0	(1)
	07/2025	NZD	97		58	0	(1)
	07/2025	PLN	249		66	0	(3)
	07/2025	SGD	446		347	0	(4)
	07/2025	TRY	3,161		77	0	(1)
	07/2025	TWD	10,067		310	0	(37)
	07/2025		$70	BRL	408	5	0
	07/2025		47	CAD	64	0	0
	07/2025		139	PLN	512	4	0
	07/2025		19	SGD	25	0	0
	07/2025		66	TWD	1,964	2	0
	07/2025	ZAR	2,837		$159	0	(1)
	08/2025	CNH	3,423		476	0	(4)
	08/2025	SGD	25		19	0	0
	08/2025	TWD	19,045		583	0	(80)
	08/2025		$107	BRL	611	5	0
	08/2025		157	INR	13,617	2	0
	08/2025		205	TWD	6,720	29	0
	04/2026	BRL	9,200		$1,561	0	(22)
MBC	07/2025	CAD	1,823		1,328	0	(11)
	07/2025	CNH	1,069		148	0	(1)
	07/2025	EUR	500		574	0	(15)
	07/2025	GBP	263		356	0	(5)
	07/2025	HKD	605		77	0	0
	07/2025	JPY	10,400		72	0	0
	07/2025	NOK	555		56	1	0
	07/2025	PLN	178		48	0	(2)
	07/2025	SGD	1,071		835	0	(8)
	07/2025	THB	4,666		141	0	(3)
	07/2025	TWD	4,867		149	0	(18)
	07/2025		$1,282	CAD	1,759	9	0
	07/2025		27	IDR	431,599	0	0
	07/2025		89	JPY	12,763	0	0
	07/2025		509	SGD	658	9	0
	07/2025		3	TWD	84	0	0
	08/2025	CAD	1,082		$789	0	(7)
	08/2025	CNH	3,275		455	0	(4)
	08/2025	SGD	656		509	0	(9)
	08/2025	TWD	12,474		388	0	(46)
	08/2025		$228	CNH	1,647	3	0
MYI	07/2025	JPY	49,778		$342	0	(4)
	07/2025		$45	JPY	6,573	0	0
	07/2025		21	NOK	216	0	0
	07/2025		0	PLN	1	0	0
	08/2025	CNH	812		$113	0	0
	08/2025	NOK	216		21	0	0
	08/2025		$342	JPY	49,595	4	0

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

09/2025	COP	1,532,897	$372	0	0
09/2025	$356	MXN	6,817	4	0
NGF	07/2025	310	IDR	5,060,042	2	0
SCX	07/2025	ILS	5	$1	0	0
07/2025	JPY	10,855	76	0	0
07/2025	PEN	2,014	548	0	(20)
07/2025	TWD	592	20	0	0
07/2025	$121	IDR	1,966,176	1	0
07/2025	102	SGD	131	2	0
07/2025	150	THB	4,872	0	0
07/2025	372	TWD	10,822	1	0
08/2025	CNH	1,400	$196	0	0
08/2025	SGD	131	102	0	(2)
08/2025	TWD	2,780	85	0	(11)
08/2025	$600	CNH	4,333	7	0
08/2025	164	INR	14,115	0	0
08/2025	4	JPY	553	0	0
SOG	07/2025	JPY	82,158	$569	0	(1)
08/2025	TWD	2,742	86	0	(9)
08/2025	$1	INR	81	0	0
08/2025	569	JPY	81,856	1	0
08/2025	47	TWD	1,340	0	0
SSB	07/2025	BRL	242	$43	0	(1)
07/2025	GBP	766	1,037	0	(14)
08/2025	$48	TWD	1,444	2	0
UAG	07/2025	CLP	326,490	$348	0	(3)
07/2025	GBP	85	115	0	(2)
07/2025	ILS	51	14	0	(1)
07/2025	KRW	17,468	13	0	0
07/2025	THB	741	22	0	(1)
07/2025	$30	JPY	4,289	0	0
07/2025	13	KRW	17,477	0	0
07/2025	31	NOK	316	0	0
08/2025	146	CNH	1,059	3	0
08/2025	69	TWD	2,273	10	0
12/2025	TRY	1,080	$23	0	(1)

Total Forward Foreign Currency Contracts	$613	$(1,364)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	14,400	$69	$50
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	3,200	1	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,200	1	0

Total Purchased Options	$71	$50

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	200	$0	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	400	(1)	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	200	0	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	200	0	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	100	0	0

$(1)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	200	$(7)	$(5)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	14,400	$(26)	$(9)

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap		3-Month USD-SOFR		Receive	3.290	10/30/2025		14,400	(43)		(20)

										$(69)		$(29)

Total Written Options										$(77)		$(34)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
											Swap Agreements, at Value(5)
Counterparty	Reference Entity		Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.		1.000%	Quarterly	06/20/2026	1.490%		$100	$(1)	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
											Swap Agreements, at Value(5)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index «			0.110%	Monthly	05/25/2046		$944	$(256)	$182	$0	$(74)
	CDX.iTraxx Crossover 42 5-Year 35-100% Index			5.000	Quarterly	12/20/2029	EUR	492	95	12	107	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index			5.000	Quarterly	12/20/2029		788	155	16	171	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index			5.000	Quarterly	12/20/2029		295	59	5	64	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index			5.000	Quarterly	12/20/2029		3,446	708	40	748	0
SAL	CMBX.NA.AAA.16 Index			0.500	Monthly	04/17/2065		$400	(6)	2	0	(4)

									$755	$257	$1,090	$(78)

TOTAL RETURN SWAPS ON INDEXES
											Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	ERADXULT Index	9,084	5.395	Monthly	03/04/2026		$27,786	$0	$(195)	$0	$(195)
JPM	Receive	ERADXULT Index	34,877	5.230% (FEDL01 plus a specified spread)	Maturity	10/01/2025		93,421	0	8,700	8,700	0
MEI	Receive	ERADXULT Index	150	5.100	Monthly	08/20/2025		459	0	(4)	0	(4)
MYI	Receive	ERADXULT Index	3,205	5.370	Monthly	04/15/2026		9,803	0	(69)	0	(69)

									$0	$8,432	$8,700	$(268)

Total Swap Agreements									$754	$8,690	$9,790	$(346)

(j)

Securities with an aggregate market value of $264 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)									Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2		Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO RAE PLUS International Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$400	$4,392	$0	$4,792
Industrials	0	1,198	0	1,198
Utilities	0	983	0	983
U.S. Government Agencies	0	74,910	0	74,910
U.S. Treasury Obligations	0	3,787	0	3,787
Non-Agency Mortgage-Backed Securities	0	16,944	0	16,944
Asset-Backed Securities
Automobile ABS Other	0	2,005	0	2,005
Automobile Sequential	0	4,134	0	4,134
CMBS Other	0	856	0	856
Credit Card Bullet	0	500	0	500
Home Equity Other	0	8,481	0	8,481
Whole Loan Collateral	0	1,559	0	1,559
Other ABS	0	14,480	1,178	15,658
Sovereign Issues	0	12,089	0	12,089
Short-Term Instruments
Commercial Paper	0	7,500	0	7,500
Repurchase Agreements	0	73,800	0	73,800
U.S. Treasury Bills	0	11,411	0	11,411

	$400	$239,029	$1,178	$240,607
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$124	$0	$0	$124

Total Investments	$524	$239,029	$1,178	$240,731

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,041)	$0	$(5,041)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	1	101	0	102
Over the counter	0	10,453	0	10,453

	$1	$10,554	$0	$10,555
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(201)	0	(201)
Over the counter	0	(1,670)	(74)	(1,744)

	$0	$(1,871)	$(74)	$(1,945)

Total Financial Derivative Instruments	$1	$8,683	$(74)	$8,610

Totals	$525	$242,671	$1,104	$244,300

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO RAE PLUS Small Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 158.7% ¤
CORPORATE BONDS & NOTES 5.3%
BANKING & FINANCE 3.3%
American Express Co. 5.284% due 07/26/2035 •	$200	$203
Ares Strategic Income Fund 5.450% due 09/09/2028	500	500
Bank of Nova Scotia 5.450% due 08/01/2029	600	623
Barclays PLC
4.837% due 09/10/2028 •	200	202
6.224% due 05/09/2034 •	400	425
Credit Suisse AG AT1 Claim 1.000% due 12/31/2060 «	200	24
Ford Motor Credit Co. LLC
5.800% due 03/05/2027	200	202
5.800% due 03/08/2029	200	200
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	300	294
5.016% due 10/23/2035 •	300	297
HSBC Holdings PLC 5.887% due 08/14/2027 •	200	203
Jackson National Life Global Funding
5.315% due 01/14/2028 ~	100	100
5.600% due 04/10/2026	400	403
JPMorgan Chase & Co.
4.946% due 10/22/2035 •	100	99
5.040% due 01/23/2028 •	100	101
5.581% due 04/22/2030 •	100	104
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(b)	200	200
5.594% due 07/10/2035 •	200	206
Morgan Stanley
4.654% due 10/18/2030 •	200	200
5.320% due 07/19/2035 •	200	203
5.656% due 04/18/2030 •	200	208
Prologis LP 5.000% due 01/31/2035	100	100
Royal Bank of Canada 4.969% due 08/02/2030 •	100	101
Sumitomo Mitsui Financial Group, Inc. 4.660% due 07/08/2031 •(b)	400	400
VICI Properties LP 5.125% due 11/15/2031	100	100
Wells Fargo & Co.
2.393% due 06/02/2028 •	100	96
5.707% due 04/22/2028 •	100	102

		5,896

INDUSTRIALS 0.5%
Boeing Co. 2.196% due 02/04/2026	100	99
CVS Pass-Through Trust 6.943% due 01/10/2030	101	105
Occidental Petroleum Corp. 5.550% due 10/01/2034	400	393
T-Mobile USA, Inc. 3.875% due 04/15/2030	100	97
United Airlines Pass-Through Trust 5.450% due 08/15/2038	99	100
Volkswagen Group of America Finance LLC 5.327% due 09/12/2025 ~	200	200

		994

UTILITIES 1.5%
Eversource Energy 5.850% due 04/15/2031	400	421
ONEOK, Inc. 5.050% due 11/01/2034	700	682
Pacific Gas & Electric Co. 5.339% due 09/04/2025 ~	800	800

See Accompanying Notes	1

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

Southern California Edison Co.
4.650% due 10/01/2043		200	162
4.700% due 06/01/2027		300	301
5.150% due 06/01/2029		300	303

			2,669

Total Corporate Bonds & Notes (Cost $9,440)			9,559

U.S. GOVERNMENT AGENCIES 56.2%
Fannie Mae
1.430% due 03/25/2041 •(a)		475	46
2.280% due 03/25/2036 •(a)		130	10
2.349% due 01/25/2031 ~(a)		464	27
4.202% due 10/01/2029 ~		1,000	1,004
4.300% due 12/01/2029		702	707
4.705% due 09/01/2031 ~		1,900	1,936
4.720% due 10/01/2028		500	509
4.770% due 10/01/2028		600	612
4.770% due 07/25/2037 - 09/25/2042 •		9	9
4.800% due 07/25/2037 •		11	11
4.820% due 09/25/2035 •		20	20
4.830% due 09/25/2035 •		44	44
4.930% due 06/01/2029		400	410
5.140% due 06/25/2037 •		88	88
5.255% due 11/25/2054 •		682	678
5.300% due 11/01/2030		800	836
8.881% due 12/25/2036 •		7	8
Freddie Mac
2.052% due 07/15/2036 •(a)		264	26
2.282% due 04/15/2036 •(a)		25	2
2.862% due 07/25/2054 ~		500	469
3.000% due 09/01/2032		268	261
4.798% due 03/15/2037 •		53	53
5.000% due 04/15/2041		295	298
5.118% due 08/15/2037 •		135	135
5.128% due 10/15/2037 •		20	20
5.138% due 05/15/2037 - 09/15/2037 •		146	146
5.245% due 11/25/2054 •		755	754
5.405% due 11/25/2054 •		708	705
5.455% due 12/25/2054 •		332	332
5.500% due 03/15/2034		64	66
Ginnie Mae 4.977% due 04/20/2068 •		317	322
Ginnie Mae, TBA
4.000% due 07/01/2055		3,530	3,283
4.500% due 07/01/2055		1,210	1,158
5.000% due 08/01/2055		2,600	2,553
U.S. Small Business Administration 4.430% due 05/01/2029		10	10
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		42	41
4.500% due 12/01/2053 - 12/01/2054		1,637	1,579
5.500% due 06/01/2054 - 01/01/2055		2,035	2,053
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		3,700	3,202
4.000% due 07/01/2055 - 08/01/2055		11,450	10,647
4.500% due 08/01/2055		3,170	3,031
5.000% due 08/01/2055		7,050	6,906
5.500% due 08/01/2055		6,460	6,454
6.000% due 08/01/2055		21,660	21,991
6.500% due 08/01/2055		26,520	27,345

Total U.S. Government Agencies (Cost $99,949)			100,797

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
4.625% due 05/15/2044		2,100	2,060
U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2034 (i)		417	414
U.S. Treasury Notes
0.375% due 09/30/2027 (i)		100	93
0.625% due 11/30/2027 (i)		200	186
0.750% due 01/31/2028 (i)		300	278

Total U.S. Treasury Obligations (Cost $3,067)			3,031

NON-AGENCY MORTGAGE-BACKED SECURITIES 10.5%
Adjustable Rate Mortgage Trust 5.365% due 01/25/2036 ~		378	285
American Home Mortgage Investment Trust 6.500% due 03/25/2047		105	68
Avon Finance 5.139% due 12/28/2049 •	GBP	422	580
Banc of America Funding Trust
4.852% due 04/20/2047 •		$11	9

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

7.621% due 09/20/2034 ~		1	1
Banc of America Mortgage Trust
5.904% due 02/25/2034 ~		8	8
6.019% due 01/25/2035 ~		9	9
Bear Stearns Adjustable Rate Mortgage Trust
4.848% due 07/25/2034 ~		19	18
5.166% due 01/25/2035 ~		1	1
5.925% due 11/25/2034 ~		4	4
6.260% due 01/25/2033 ~		104	104
6.339% due 11/25/2034 ~		1	1
6.530% due 02/25/2036 •		6	5
6.547% due 04/25/2033 ~		4	4
7.326% due 08/25/2033 ~		8	8
Bear Stearns ALT-A Trust
4.506% due 11/25/2035 ~		186	170
4.774% due 12/25/2046 •		13	12
4.934% due 01/25/2036 •		16	15
5.326% due 10/25/2035 ~		149	124
BX Commercial Mortgage Trust 6.152% due 01/17/2039 •		1,000	998
Chase Home Lending Mortgage Trust 5.555% due 05/25/2055 •		334	335
Chase Mortgage Finance Trust
4.745% due 12/25/2035 ~		7	6
4.897% due 09/25/2036 ~		32	27
6.000% due 11/25/2036		113	45
6.000% due 12/25/2036		59	24
ChaseFlex Trust 5.034% due 07/25/2037 •		161	142
Citigroup Mortgage Loan Trust
4.783% due 09/25/2037		136	126
6.170% due 09/25/2062		847	847
Citigroup Mortgage Loan Trust, Inc. 6.686% due 08/25/2035 ~		1	1
Countrywide Alternative Loan Trust
4.814% due 09/25/2046 •		175	170
4.834% due 08/25/2037 •		40	25
4.892% due 05/20/2046 •		13	11
4.994% due 02/25/2037 •		71	60
5.036% due 11/20/2035 •		12	11
5.072% due 12/20/2035 •		149	141
5.074% due 11/25/2035 •		782	707
5.399% due 12/25/2035 •		21	19
5.500% due 07/25/2035		1	1
5.500% due 11/25/2035		17	10
5.799% due 08/25/2035 •		8	8
5.879% due 01/25/2036 •		41	38
6.250% due 08/25/2036		490	259
Countrywide Home Loan Mortgage Pass-Through Trust
5.094% due 02/25/2035 •		12	11
5.138% due 11/25/2034 ~		36	35
5.395% due 02/20/2035 ~		1	1
7.503% due 10/20/2034 ~		25	25
Credit Suisse First Boston Mortgage Securities Corp. 5.250% due 09/25/2035		753	589
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.750% due 03/25/2037		66	31
Deutsche Alt-A Securities Mortgage Loan Trust 5.934% due 10/25/2047 •		700	536
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 5.094% due 02/25/2036 •		470	461
Eurohome U.K. Mortgages PLC 4.508% due 06/15/2044 •	GBP	15	20
GSR Mortgage Loan Trust
4.985% due 11/25/2035 ~		$5	5
5.500% due 01/25/2037		11	21
6.000% due 02/25/2036		998	378
6.000% due 07/25/2037		244	156
HarborView Mortgage Loan Trust
4.300% due 06/19/2036 ~		242	125
4.772% due 12/19/2036 •		20	18
4.872% due 05/19/2035 •		683	656
4.912% due 06/19/2035 •		125	122
4.912% due 12/19/2036 •		432	408
IndyMac INDX Mortgage Loan Trust
4.057% due 06/25/2036 ~		427	375
4.794% due 02/25/2037 •		267	246
5.074% due 07/25/2045 •		13	10
JP Morgan Alternative Loan Trust 4.250% due 05/25/2036 ~		239	133
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •		110	110
JP Morgan Mortgage Trust
4.428% due 10/25/2036 ~		13	7
4.504% due 10/25/2036 ~		104	75
5.614% due 04/25/2037 ~		14	10

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

5.750% due 01/25/2036		9	4
6.226% due 07/25/2035 ~		62	60
Legacy Mortgage Asset Trust 5.892% due 10/25/2066		638	638
Lehman XS Trust
4.934% due 08/25/2037 •		166	163
6.134% due 09/25/2047 •		176	158
Luminent Mortgage Trust 5.154% due 04/25/2036 •		104	90
MASTR Adjustable Rate Mortgages Trust
3.191% due 07/25/2035 ~		33	29
5.099% due 10/25/2033 ~		137	119
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.866% due 12/15/2030 •		2	2
Merrill Lynch Alternative Note Asset Trust
4.834% due 03/25/2037 •		1,693	398
5.034% due 03/25/2037 •		345	81
Merrill Lynch Mortgage Investors Trust
5.232% due 09/25/2035 ~		89	71
5.879% due 05/25/2033 ~		10	10
Morgan Stanley Mortgage Loan Trust 6.075% due 06/25/2036 ~		5	4
Morgan Stanley Re-REMIC Trust
3.262% due 02/26/2037 •		80	75
5.250% due 05/26/2037 ~		86	38
Mortgage Equity Conversion Asset Trust 10.000% due 05/25/2042 •		151	127
New Residential Mortgage Loan Trust 3.500% due 10/25/2059 ~		157	148
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035		10	5
PHH Alternative Mortgage Trust 4.754% due 02/25/2037 •		522	387
PRPM LLC 5.228% due 08/25/2069 þ		612	612
Residential Accredit Loans, Inc. Trust
4.734% due 02/25/2037 •		207	183
4.794% due 07/25/2036 •		873	283
4.804% due 08/25/2036 •		380	346
6.000% due 08/25/2036		44	37
Structured Adjustable Rate Mortgage Loan Trust
3.937% due 11/25/2035 ~		134	124
4.734% due 08/25/2036 •		130	102
5.799% due 01/25/2035 •		4	3
6.525% due 02/25/2034 ~		1	1
Structured Asset Mortgage Investments Trust
4.894% due 02/25/2036 •		139	129
4.994% due 02/25/2036 •		2	2
5.132% due 02/19/2035 •		7	6
Thornburg Mortgage Securities Trust 5.999% due 06/25/2047 •		147	132
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	386	531
Towd Point Mortgage Trust 4.435% due 10/27/2064 ~		$891	896
Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	403	554
WaMu Mortgage Pass-Through Certificates Trust
4.033% due 12/25/2046 •		$51	46
4.093% due 02/25/2037 ~		60	52
4.408% due 06/25/2037 ~		26	24
4.994% due 11/25/2045 •		15	14
5.209% due 07/25/2047 •		115	97
5.279% due 10/25/2046 •		1,310	1,128
5.899% due 10/25/2046 •		16	15
Washington Mutual Mortgage Pass-Through Certificates Trust 5.149% due 02/25/2047 •		546	501
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037		319	280
6.520% due 07/25/2037 ~		11	10
Wells Fargo Mortgage-Backed Securities Trust 6.928% due 12/25/2036 ~		60	59

Total Non-Agency Mortgage-Backed Securities (Cost $19,911)			18,775

ASSET-BACKED SECURITIES 29.7%
AUTOMOBILE ABS OTHER 1.5%
Exeter Automobile Receivables Trust
4.480% due 04/16/2029		800	799
4.640% due 01/15/2030		600	601
GLS Auto Receivables Issuer Trust 5.210% due 02/18/2031		500	506

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

Nissan Auto Lease Trust 4.714% due 06/15/2027 •	679	679

		2,585

AUTOMOBILE SEQUENTIAL 6.5%
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027	73	73
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	300	308
CarMax Auto Owner Trust
4.890% due 07/16/2029	600	606
5.210% due 09/15/2027	436	437
5.300% due 03/15/2027	142	142
Carvana Auto Receivables Trust
5.620% due 01/10/2029	300	302
6.410% due 09/10/2027	29	29
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	16	16
DT Auto Owner Trust 6.290% due 08/16/2027	16	16
Exeter Automobile Receivables Trust 5.600% due 05/17/2027	76	76
Flagship Credit Auto Trust 5.640% due 03/15/2028	798	801
GLS Auto Select Receivables Trust 5.580% due 06/17/2030	1,011	1,020
GM Financial Consumer Automobile Receivables Trust
4.400% due 08/16/2029	1,000	1,003
5.120% due 02/16/2027	73	73
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	800	813
5.490% due 06/25/2027	300	302
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	500	505
5.290% due 04/15/2027	186	187
Nissan Auto Lease Trust
4.920% due 11/15/2027	900	910
5.050% due 06/15/2027	679	681
Octane Receivables Trust 5.870% due 05/21/2029	105	105
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	600	606
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	147	148
5.380% due 11/25/2030	62	62
7.130% due 01/26/2032	235	235
Santander Drive Auto Receivables Trust 5.930% due 07/17/2028	453	455
SBNA Auto Lease Trust 5.390% due 11/20/2026	458	459
Toyota Auto Receivables Owner Trust 4.880% due 03/15/2029	1,000	1,010
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	87	88
Westlake Automobile Receivables Trust 6.230% due 01/15/2027	98	99

		11,668

CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	344	344
AREIT Trust 5.551% due 01/20/2037 •	424	423
M360 Ltd. 5.936% due 11/22/2038 •	94	93

		860

CREDIT CARD BULLET 2.1%
American Express Credit Account Master Trust
4.650% due 07/15/2029	900	911
4.870% due 05/15/2028	400	402
Bank of America Credit Card Trust
4.790% due 05/15/2028	400	402
4.980% due 11/15/2028	700	708
Master Credit Card Trust 5.153% due 01/21/2027 •	500	500

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

Synchrony Card Funding LLC 4.930% due 07/15/2030	800	812

		3,735

CREDIT CARD OTHER 0.7%
Chase Issuance Trust 4.720% due 01/15/2031	700	713
Trillium Credit Card Trust 5.226% due 08/26/2028 •	600	601

		1,314

HOME EQUITY OTHER 6.6%
ACE Securities Corp. Home Equity Loan Trust 4.554% due 10/25/2036 •	2	1
Argent Securities Trust 4.544% due 09/25/2036 •	296	95
Citigroup Mortgage Loan Trust
4.634% due 05/25/2037 •	837	549
4.734% due 12/25/2036 •	1,284	463
4.794% due 01/25/2037 •	1,409	1,031
Countrywide Asset-Backed Certificates 4.834% due 02/25/2037 •	177	166
Countrywide Asset-Backed Certificates Trust 4.974% due 03/25/2036 •	275	243
Fremont Home Loan Trust 5.094% due 01/25/2036 •	151	146
GSAA Home Equity Trust 4.674% due 06/25/2036 •	252	47
GSAMP Trust
4.534% due 12/25/2046 •	565	279
4.604% due 12/25/2036 •	1,179	585
Home Equity Mortgage Loan Asset-Backed Trust 4.644% due 04/25/2037 •	99	70
HSI Asset Securitization Corp. Trust
4.654% due 12/25/2036 •	3,488	872
4.794% due 04/25/2037 •	588	383
JP Morgan Mortgage Acquisition Trust 4.734% due 07/25/2036 •	239	111
Long Beach Mortgage Loan Trust
4.734% due 05/25/2036 •	207	109
4.974% due 05/25/2046 •	1,411	423
5.409% due 04/25/2035 •	103	103
MASTR Asset-Backed Securities Trust
4.754% due 10/25/2036 •	1,096	535
4.914% due 03/25/2036 •	156	93
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 01/25/2037 •	905	417
4.564% due 02/25/2037 •	1,160	511
4.644% due 01/25/2037 •	827	381
4.704% due 11/25/2036 •	1,563	972
4.714% due 08/25/2036 •	1,534	765
Morgan Stanley Dean Witter Capital, Inc. Trust 5.414% due 02/25/2033 •	48	48
Morgan Stanley Mortgage Loan Trust 4.774% due 11/25/2036 •	124	34
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.094% due 10/25/2036 •	615	137
NovaStar Mortgage Funding Trust 4.754% due 10/25/2036 •	839	381
Ownit Mortgage Loan Trust 5.334% due 10/25/2036 •	98	93
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036	1,602	518
Securitized Asset-Backed Receivables LLC Trust 4.914% due 07/25/2036 •	439	173
Soundview Home Loan Trust
4.514% due 06/25/2037 •	205	135
4.954% due 02/25/2037 •	531	143
5.334% due 10/25/2037 •	1,144	878

		11,890

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •	136	36
Structured Asset Securities Corp. Mortgage Loan Trust 4.774% due 12/25/2036 •	5	5

		41

WHOLE LOAN COLLATERAL 0.4%
Securitized Asset-Backed Receivables LLC Trust
4.594% due 08/25/2036 •	926	302

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

5.394% due 01/25/2036 •		429	406

			708

OTHER ABS 11.4%
37 Capital CLO Ltd.
5.536% due 10/15/2034 •		500	501
5.546% due 07/15/2034 •		1,000	1,001
AlbaCore Euro CLO DAC
3.269% due 07/15/2035 •	EUR	1,000	1,180
3.316% due 10/18/2034 •		500	588
Arbour CLO DAC 3.293% due 11/15/2037 •		700	825
Ares CLO Ltd. 5.600% due 04/17/2033 •		$1,000	1,003
Ares European CLO DAC
3.266% due 10/21/2034 •	EUR	437	514
4.036% due 10/21/2034 •		500	591
Atlas Senior Loan Fund Ltd. 5.499% due 10/23/2032 •		$402	402
Bankers Healthcare Group Securitization Trust 5.930% due 10/17/2035		781	784
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •		1,000	1,004
Crown Point CLO Ltd. 5.499% due 10/20/2031 •		382	382
CVC Cordatus Loan Fund DAC 3.391% due 10/23/2034 •	EUR	446	526
Diameter Capital CLO Ltd. 5.866% due 04/15/2037 •		$1,000	1,003
DLLAA LLC 5.930% due 07/20/2026		40	40
Henley CLO DAC 3.148% due 04/25/2034 •	EUR	500	588
ICG U.S. CLO Ltd. 5.419% due 10/20/2034 •		$1,100	1,101
Jamestown CLO Ltd. 5.552% due 07/25/2035 •		500	501
LCM Ltd. 5.549% due 07/20/2034 •		1,000	1,001
Madison Park Funding Ltd. 5.522% due 10/22/2034 •		500	501
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		20	20
Northwoods Capital Ltd.
5.508% due 06/15/2031 •		335	334
5.558% due 11/13/2031 •		641	640
Octagon Investment Partners Ltd. 5.419% due 10/20/2030 •		353	353
OZLM Ltd. 5.469% due 10/20/2031 •		500	501
Pagaya AI Debt Grantor Trust 5.331% due 01/15/2032		702	704
Pikes Peak CLO
5.466% due 07/15/2034 •		500	500
5.489% due 10/11/2034 •		500	501
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		500	500
SLM Student Loan Trust 2.558% due 10/25/2039 •	EUR	453	498
SMB Private Education Loan Trust 5.403% due 07/15/2053 •		$444	445
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		500	501
Theorem Funding Trust 6.060% due 12/15/2028		17	17
Tralee CLO Ltd. 5.502% due 10/25/2032 •		727	728
Upstart Securitization Trust 5.500% due 06/20/2032		44	44
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		29	29

			20,351

Total Asset-Backed Securities (Cost $56,112)			53,152

SOVEREIGN ISSUES 8.3%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	500,000	520
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (d)	BRL	800	147
0.000% due 10/01/2025 (d)		3,300	586
0.000% due 04/01/2026 (d)		16,400	2,719
Colombian TES 6.000% due 04/28/2028	COP	2,540,100	560

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	3,200	150
Egypt Government International Bond 21.954% due 03/04/2028	EGP	14,500	288
Japan Government International Bond 2.400% due 03/20/2055	JPY	120,000	766
Mexican Bonos 8.500% due 03/01/2029	MXN	3,500	186
Mexican Udibonos
2.750% due 11/27/2031 (e)		4,505	213
3.000% due 12/03/2026 (e)		5,951	311
4.000% due 11/30/2028 (e)		510	27
4.000% due 08/24/2034 (e)		19,467	965
Mexico Government International Bond 5.850% due 07/02/2032 (b)		$200	203
Peru Government International Bond
5.400% due 08/12/2034	PEN	3,700	989
6.150% due 08/12/2032		10,600	3,095
6.950% due 08/12/2031		720	221
7.300% due 08/12/2033		1,300	400
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	2,200	610
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	4,700	244
8.000% due 01/31/2030		5,200	289
8.250% due 03/31/2032		2,600	140
8.500% due 01/31/2037		3,200	157
9.000% due 01/31/2040		13,700	669
Turkiye Government International Bond
47.469% due 09/06/2028 ~	TRY	7,900	191
49.053% due 05/20/2026 ~		100	2
49.053% due 05/17/2028 ~		8,100	197

Total Sovereign Issues (Cost $14,052)			14,845

SHORT-TERM INSTRUMENTS 47.0%
COMMERCIAL PAPER 4.8%
Air Lease Corp. 4.820% due 07/02/2025 (b)		$900	900
Alimentation Couche-Tard, Inc. 4.670% due 07/02/2025		910	910
Amrize Finance U.S. LLC 4.670% due 07/16/2025		890	888
CBRE Services, Inc. 4.690% due 07/10/2025		580	579
Crown Castle, Inc. 5.030% due 07/24/2025		910	907
CVS Health Corp. 4.920% due 07/14/2025		900	898
HCA, Inc. 5.000% due 08/22/2025		900	894
Jones Lang LaSalle Finance BV 4.650% due 07/09/2025		890	889
NextEra Energy Capital Holdings, Inc. 4.600% due 07/23/2025		900	897
RTX Corp. 4.660% due 07/15/2025		890	888

			8,650

REPURCHASE AGREEMENTS (f) 39.6%			70,900

U.S. TREASURY BILLS 2.6%
4.273% due 07/03/2025 - 09/11/2025 (c)(d)(i)		4,667	4,660

Total Short-Term Instruments (Cost $84,212)			84,210

Total Investments in Securities (Cost $286,743)			284,369

		SHARES
INVESTMENTS IN AFFILIATES 3.8%
SHORT-TERM INSTRUMENTS 3.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.8%
PIMCO Short Asset Portfolio		695,438	6,813
PIMCO Short-Term Floating NAV Portfolio III		2,158	21

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $6,737)	6,834

Total Investments in Affiliates (Cost $6,737)	6,834

Total Investments 162.5% (Cost $293,480)	$291,203
Financial Derivative Instruments (g)(h) 0.2%(Cost or Premiums, net $2,792)	446
Other Assets and Liabilities, net (62.7)%	(112,444)

Net Assets 100.0%	$179,205

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$5,300	U.S. Treasury Notes 3.625% due 03/31/2028	$(5,414)	$5,300	$5,301
4.440	07/01/2025	07/02/2025	32,900	U.S. Treasury Notes 4.125% due 10/31/2029	(33,607)	32,900	32,900
4.450	06/30/2025	07/01/2025	32,600	U.S. Treasury Notes 4.250% due 02/28/2029	(33,312)	32,600	32,604
DEU	4.470	06/30/2025	07/01/2025	100	U.S. Treasury Inflation Protected Securities 0.375% due 07/15/2027	(102)	100	100

Total Repurchase Agreements	$(72,435)	$70,900	$70,905

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.7)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$7,400	$(6,620)	$(6,661)

Total Short Sales (3.7)%	$(6,620)	$(6,661)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	1	$153	$(1)	$0	$0
U.S. Treasury 2-Year Note September Futures	09/2025	16	3,328	15	1	0
U.S. Treasury 5-Year Note September Futures	09/2025	163	17,767	192	22	0
U.S. Treasury 10-Year Note September Futures	09/2025	49	5,494	42	15	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	54	6,170	137	26	0

$385	$64	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index September Futures	09/2025	2	$(219)	$(7)	$0	$0
E-Mini S&P 500 Index September Futures	09/2025	25	(7,817)	(215)	0	(38)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

Euro-Bobl September Futures	09/2025	8	(1,109)	5	2	(1)
U.S. Treasury Long-Term Bond September Futures	09/2025	2	(231)	(6)	0	(2)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	26	(3,097)	(65)	0	(35)

$(288)	$2	$(76)

Total Futures Contracts	$97	$66	$(76)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2026	0.359%	$100	$1	$0	$1	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	200	1	0	1	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	100	1	0	1	0	0

$3	$0	$3	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$16,410	$(282)	$(87)	$(369)	$0	$(9)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-44 5-Year Index	5.000%	Quarterly	06/20/2030	$400	$22	$9	$31	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	15,344	$(328)	$137	$(191)	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$9,100	(23)	14	(9)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	1,270	27	(21)	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	2,900	26	(64)	(38)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	5,210	21	(77)	(56)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	2,520	77	(27)	50	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	2,200	6	(30)	(24)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	14,300	1,813	(226)	1,587	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	5,100	333	(123)	210	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,030	9	(17)	(8)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	50	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	70	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	100	(1)	2	1	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		200	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		9,050	(57)	30	(27)	0	(35)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		200	(1)	8	7	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,800	27	51	78	0	(12)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,310	0	25	25	10	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,370	0	28	28	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		2,080	110	312	422	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		200	(5)	20	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,400	84	345	429	0	(43)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	800	0	0	0	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		8,600	0	(5)	(5)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,600	0	0	0	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,500	0	8	8	8	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	1	1	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		12,600	2	14	16	12	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	3,700	74	14	88	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	2,247,000	0	14	14	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	1	1	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,200	0	(21)	(21)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,400	(15)	106	91	0	(4)
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	500,000	0	(9)	(9)	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,600	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		100	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		100	0	(1)	(1)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		5,960	(254)	26	(228)	0	(12)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,440	202	97	299	9	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	5,800	0	2	2	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		9,000	0	(22)	(22)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$2,000	0	(3)	(3)	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		4,000	0	(10)	(10)	1	0
Receive	CPURNSA	2.541	Maturity	04/04/2030		1,700	(14)	7	(7)	0	0
Pay	CPURNSA	2.581	Maturity	05/16/2030		1,200	0	6	6	0	0
Receive	CPURNSA	2.487	Maturity	04/03/2035		5,700	(79)	67	(12)	0	(2)
Receive	CPURNSA	2.487	Maturity	12/07/2051		900	24	9	33	0	(1)

							$2,044	$672	$2,716	$67	$(217)

Total Swap Agreements							$1,787	$594	$2,381	$69	$(226)

Cash of $4,532 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	CNH	3,804		$528	$0	$(4)
	07/2025		$734	AUD	1,130	10	0
	07/2025		34	NZD	56	0	0
	08/2025	AUD	1,130		$734	0	(10)
	08/2025	CNH	4,777		664	0	(6)
	08/2025	NZD	56		34	0	0
	08/2025		$255	CNH	1,852	4	0
BOA	07/2025	AUD	77		$50	0	(1)
	07/2025	EUR	3,309		3,763	0	(135)
	07/2025	IDR	6,694,119		412	0	0
	07/2025	JPY	32,200		224	0	0
	07/2025		$251	CHF	205	8	0
	07/2025		615	IDR	10,007,060	1	0
	07/2025		351	KRW	477,865	3	0
	07/2025		35	SGD	44	0	0
	07/2025	ZAR	1,083		$61	0	0
	08/2025	CNH	1,452		203	0	(1)
	08/2025	SGD	44		35	0	0
	08/2025	TWD	83		3	0	0
	08/2025		$219	TWD	6,925	22	0
	10/2025		192	PEN	711	8	0
BPS	07/2025	BRL	4,951		$880	0	(31)
	07/2025	IDR	6,690,202		410	0	(2)
	07/2025	INR	100,517		1,170	0	(2)
	07/2025	SEK	290		30	0	0
	07/2025	THB	201		6	0	0
	07/2025	TWD	15,383		473	0	(56)
	07/2025		$897	BRL	4,951	14	0
	07/2025		331	IDR	5,404,386	2	0
	07/2025		560	KRW	759,801	2	0
	07/2025		20	THB	655	0	0
	07/2025		1,146	TWD	34,101	25	0
	08/2025	CNH	10,557		$1,470	0	(10)
	08/2025	CZK	285		13	0	(1)
	08/2025	TWD	61,313		1,898	0	(233)
	08/2025		$227	CNH	1,652	5	0
	08/2025		174	INR	15,137	2	0
	08/2025		845	TWD	27,538	112	0
	10/2025	BRL	2,000		$334	0	(26)
BRC	07/2025		541		98	0	(2)
	07/2025	ILS	808		232	0	(8)
	07/2025	KRW	23,340		17	0	0
	07/2025	PLN	59		16	0	(1)
	07/2025	TRY	15,602		381	0	(5)
	07/2025		$99	BRL	541	0	0
	07/2025		1,309	GBP	962	12	0
	07/2025		115	ILS	389	0	0
	07/2025		1	JPY	103	0	0
	07/2025		54	THB	1,764	0	0
	07/2025		487	TRY	20,014	6	0
	07/2025	ZAR	12,138		$672	0	(13)
	08/2025	CZK	2,811		126	0	(8)
	08/2025	GBP	962		1,309	0	(12)
	08/2025		$16	TRY	671	0	0
	09/2025		11	PEN	40	0	0
	12/2025		35	TRY	1,643	1	0
BSH	07/2025	BRL	5,588		$1,014	0	(15)
	07/2025		$1,024	BRL	5,588	5	0
	08/2025		1,014		5,631	14	0
	08/2025		501	PEN	1,772	0	(1)
	09/2025	PEN	4,927		$1,345	0	(43)
	11/2025		813		221	0	(8)
	12/2025		1,778		501	1	0
CBK	07/2025	BRL	8,347		1,530	0	(7)
	07/2025	KRW	2,175,283		1,586	0	(23)
	07/2025	NOK	565		56	0	0
	07/2025	PEN	410		111	0	(4)
	07/2025	THB	10,529		317	0	(8)
	07/2025	TWD	27,197		836	0	(100)
	07/2025		$482	AUD	738	4	0
	07/2025		1,429	BRL	8,348	107	0
	07/2025		89	IDR	1,453,310	0	0
	07/2025		23	KRW	31,479	0	0
	07/2025		120	PEN	430	1	0
	07/2025		742	SGD	953	7	0
	07/2025		1,766	TWD	52,475	41	0
	08/2025	CNH	1,211		$168	0	(1)
	08/2025	COP	472,785		113	0	(2)
	08/2025	PEN	1,819		491	0	(22)
	08/2025	TWD	28,189		865	0	(115)

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		$2,087	CNH	14,999	16	0
	08/2025		1,304	INR	112,396	5	(1)
	08/2025		17	PEN	62	0	0
	08/2025		191	TWD	5,627	5	0
	09/2025	MXN	381		$20	0	0
	09/2025	PEN	410		115	0	(1)
	09/2025		$136	PEN	503	6	0
DUB	07/2025	ILS	392		$113	0	(3)
	07/2025	KRW	13,636		10	0	0
	07/2025	SGD	9		7	0	0
	07/2025		$3,985	EUR	3,435	61	0
	07/2025		11	IDR	181,066	0	0
	07/2025		10	TWD	302	0	0
	08/2025	CNH	517		$72	0	(1)
	08/2025	EUR	3,428		3,985	0	(61)
	08/2025		$206	CNH	1,478	1	0
	08/2025		604	INR	52,157	3	0
	09/2025	MXN	1,786		$93	0	(2)
	09/2025	PEN	5,900		1,617	0	(45)
FAR	07/2025	AUD	1,791		1,156	0	(23)
	07/2025	BRL	3,479		637	0	(3)
	07/2025	CHF	497		604	0	(23)
	07/2025	CNH	1,935		269	0	(1)
	07/2025	JPY	175,707		1,207	0	(13)
	07/2025	KRW	724,977		536	0	(1)
	07/2025	SGD	13		10	0	0
	07/2025		$611	BRL	3,479	29	0
	07/2025		364	CHF	292	3	0
	07/2025		2,464	JPY	353,443	0	(9)
	07/2025		536	KRW	724,723	1	0
	07/2025		121	PLN	447	3	0
	07/2025		28	SGD	35	0	0
	08/2025	CHF	291		$364	0	(3)
	08/2025	CNH	909		127	0	0
	08/2025	SGD	35		28	0	0
	08/2025		$289	INR	24,980	2	0
	08/2025		1,207	JPY	175,060	13	0
	09/2025	BRL	482		$86	0	(1)
	09/2025	MXN	25,953		1,333	0	(39)
	09/2025		$9	PEN	32	0	0
	11/2025	PEN	2,269		$618	0	(20)
GLM	07/2025	BRL	3,504		632	0	(13)
	07/2025	TWD	2,831		87	0	(10)
	07/2025		$636	BRL	3,504	9	0
	07/2025		21	IDR	344,069	0	0
	07/2025		11	SGD	14	0	0
	07/2025		13	TWD	413	2	0
	08/2025	SGD	14		$11	0	0
	09/2025	PEN	610		166	0	(5)
	09/2025		$632	BRL	3,559	13	0
	10/2025	BRL	1,300		$214	0	(20)
	04/2026		3,500		594	0	(8)
IND	07/2025		$31	SEK	290	0	0
	08/2025	SEK	290		$31	0	0
JPM	07/2025	BRL	6,110		1,120	0	(5)
	07/2025	CNH	3,666		508	0	(5)
	07/2025	KRW	130,014		95	0	(1)
	07/2025	NZD	56		33	0	(1)
	07/2025	PLN	638		170	0	(7)
	07/2025	SGD	583		454	0	(5)
	07/2025	TRY	6,045		147	0	(2)
	07/2025	TWD	15,871		488	0	(58)
	07/2025		$1,099	BRL	6,110	26	0
	07/2025		218	PLN	806	5	0
	07/2025		23	SGD	29	0	0
	07/2025		98	TWD	2,904	2	0
	07/2025	ZAR	3,442		$193	0	(2)
	08/2025	CNH	4,976		692	0	(6)
	08/2025	SGD	29		23	0	0
	08/2025	TWD	28,071		859	0	(117)
	08/2025		$134	CNH	958	0	0
	08/2025		195	INR	16,883	2	0
	08/2025		443	TWD	14,398	58	0
	04/2026	BRL	12,900		$2,183	0	(36)
MBC	07/2025	CAD	2,707		1,971	0	(17)
	07/2025	CNH	1,758		244	0	(2)
	07/2025	EUR	211		241	0	(7)
	07/2025	GBP	267		361	0	(5)
	07/2025	JPY	9,000		62	0	0
	07/2025	PLN	456		122	0	(5)
	07/2025	SGD	1,401		1,092	0	(10)
	07/2025	THB	5,286		160	0	(3)
	07/2025	TWD	6,874		211	0	(26)
	07/2025		$1,974	CAD	2,707	14	0
	07/2025		98	EUR	85	3	0
	07/2025		24	IDR	391,021	0	0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	84	JPY	12,036	0	0
07/2025	596	SGD	771	10	0
07/2025	3	TWD	101	0	0
08/2025	CAD	1,488	$1,084	0	(10)
08/2025	CNH	2,146	297	0	(3)
08/2025	EUR	102	120	0	(1)
08/2025	SGD	770	597	0	(10)
08/2025	TWD	12,848	398	0	(49)
08/2025	$406	CNH	2,933	6	0
MYI	07/2025	BRL	9,900	$1,687	0	(136)
07/2025	JPY	59,086	405	0	(5)
07/2025	$1,814	BRL	9,900	8	0
07/2025	55	JPY	7,984	0	0
07/2025	51	NOK	512	0	0
07/2025	1	PLN	2	0	0
08/2025	CNH	926	$129	0	(1)
08/2025	NOK	512	51	0	0
08/2025	$83	CNH	600	1	0
08/2025	405	JPY	58,869	5	0
09/2025	COP	2,037,392	$494	1	0
09/2025	$400	MXN	7,650	4	0
NGF	07/2025	253	IDR	4,118,097	1	0
08/2025	11	TRY	443	0	0
RYL	08/2025	CNH	2,862	$394	0	(7)
SCX	07/2025	ILS	6	2	0	0
07/2025	JPY	658	5	0	0
07/2025	PEN	1,203	322	0	(17)
07/2025	TWD	592	20	0	0
07/2025	$98	IDR	1,600,169	0	0
07/2025	119	SGD	154	2	0
07/2025	190	THB	6,171	0	0
07/2025	533	TWD	15,512	1	0
08/2025	CNH	1,596	$223	0	0
08/2025	SGD	153	119	0	(2)
08/2025	TWD	3,814	117	0	(16)
08/2025	$769	CNH	5,562	11	0
08/2025	204	INR	17,500	0	0
08/2025	5	JPY	656	0	0
SOG	07/2025	JPY	97,521	$676	0	(2)
08/2025	$1	INR	101	0	0
08/2025	676	JPY	97,163	2	0
08/2025	59	TWD	1,682	0	(1)
SSB	07/2025	GBP	695	$941	0	(13)
12/2025	PEN	523	141	0	(5)
UAG	07/2025	CLP	480,134	511	0	(4)
07/2025	ILS	59	17	0	(1)
07/2025	KRW	23,292	17	0	0
07/2025	THB	839	25	0	(1)
07/2025	$6	JPY	841	0	0
07/2025	17	KRW	23,303	0	0
08/2025	207	CNH	1,505	4	0
12/2025	TRY	1,643	$35	0	(1)

Total Forward Foreign Currency Contracts	$755	$(1,827)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	21,200	$102	$74
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	4,000	1	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	1,600	1	0

$104	$74

Total Purchased Options	$104	$74

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	200	$0	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	500	(1)	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	200	0	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	300	0	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	300	0	0

$(1)	$0

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	300	$(10)	$(8)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	21,200	$(38)	$(13)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	21,200	(63)	(29)

$(101)	$(42)

Total Written Options	$(112)	$(50)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$100	$(1)	$0	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$1,595	$(430)	$305	$0	$(125)
CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	984	191	23	214	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	1,477	289	32	321	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	591	118	10	128	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	4,134	855	42	897	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$600	(9)	4	0	(5)

$1,014	$416	$1,560	$(130)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Receive	ERAUSLT Index	9,172	4.8	Monthly	07/02/2025	$65,007	$0	$1,606	$1,606	$0
MYI	Receive	ERAUSST Index	3,593	4.690% (FEDL01 plus a specified spread)	Monthly	07/16/2025	26,190	0	(93)	0	(93)
Receive	ERAUSST Index	12,904	4.730% (FEDL01 plus a specified spread)	Maturity	09/24/2025	91,368	0	(1,281)	0	(1,281)

$0	$232	$1,606	$(1,374)

Total Swap Agreements	$1,013	$648	$3,166	$(1,505)

(i)

Securities with an aggregate market value of $1,430 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO RAE PLUS Small Fund (Cont.)	June 30, 2025 (Unaudited)

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$400	$5,496	$0	$5,896
Industrials	0	994	0	994
Utilities	0	2,669	0	2,669
U.S. Government Agencies	0	100,797	0	100,797
U.S. Treasury Obligations	0	3,031	0	3,031
Non-Agency Mortgage-Backed Securities	0	18,775	0	18,775
Asset-Backed Securities
Automobile ABS Other	0	2,585	0	2,585
Automobile Sequential	0	11,668	0	11,668
CMBS Other	0	860	0	860
Credit Card Bullet	0	3,735	0	3,735
Credit Card Other	0	1,314	0	1,314
Home Equity Other	0	11,890	0	11,890
Home Equity Sequential	0	41	0	41
Whole Loan Collateral	0	708	0	708
Other ABS	0	20,351	0	20,351
Sovereign Issues	0	14,845	0	14,845
Short-Term Instruments
Commercial Paper	900	7,750	0	8,650
Repurchase Agreements	0	70,900	0	70,900
U.S. Treasury Bills	0	4,660	0	4,660

	$1,300	$283,069	$0	$284,369
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$6,834	$0	$0	$6,834

Total Investments	$8,134	$283,069	$0	$291,203

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,661)	$0	$(6,661)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	133	0	135
Over the counter	0	3,995	0	3,995

	$2	$4,128	$0	$4,130
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(39)	(263)	0	(302)
Over the counter	0	(3,257)	(125)	(3,382)

	$(39)	$(3,520)	$(125)	$(3,684)

Total Financial Derivative Instruments	$(37)	$608	$(125)	$446

Totals	$8,097	$277,016	$(125)	$284,988

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 136.9% ¤
CORPORATE BONDS & NOTES 11.2%
BANKING & FINANCE 7.3%
American Express Co. 5.284% due 07/26/2035 •		$1,100	$1,114
American Tower Corp. 3.800% due 08/15/2029		1,686	1,640
Ares Strategic Income Fund 5.450% due 09/09/2028		1,200	1,201
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		567	539
Bank of America Corp. 3.974% due 02/07/2030 •		1,446	1,424
Bank of Nova Scotia 5.450% due 08/01/2029		1,600	1,662
Barclays PLC
4.837% due 09/10/2028 •		100	101
4.972% due 05/16/2029 •		800	809
5.690% due 03/12/2030 •		200	207
7.437% due 11/02/2033 •		600	681
Cape Lookout Re Ltd. 11.194% due 03/13/2032 ~		250	251
Capital One NA 4.650% due 09/13/2028		1,544	1,552
Citibank NA 4.838% due 08/06/2029		1,100	1,123
Credit Suisse AG AT1 Claim		2,612	314
Crown Castle, Inc. 4.900% due 09/01/2029		100	101
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	400	470
3.547% due 09/18/2031 •		$2,000	1,872
Equinix, Inc. 1.550% due 03/15/2028		700	653
Extra Space Storage LP 5.400% due 06/15/2035		300	302
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	604	708
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		$400	386
4.542% due 08/01/2026		200	199
5.800% due 03/05/2027		600	605
5.800% due 03/08/2029		400	401
GA Global Funding Trust 5.500% due 04/01/2032		300	305
GLP Capital LP 5.625% due 09/15/2034		100	100
Goldman Sachs Group, Inc.
4.223% due 05/01/2029 •		1,446	1,438
6.249% due 03/15/2028 ~		400	408
Hestia Re Ltd. 12.544% due 03/13/2032 ~		250	247
HPS Corporate Lending Fund 5.950% due 04/14/2032		300	299
HSBC Holdings PLC 2.848% due 06/04/2031 •		600	548
Integrity RE Ltd. 29.794% due 06/06/2027 ~		250	252
Jackson National Life Global Funding
5.315% due 01/14/2028 ~		100	100
5.600% due 04/10/2026		1,200	1,210
JPMorgan Chase & Co.
3.782% due 02/01/2028 •		200	198
5.040% due 01/23/2028 •		400	404
Mizuho Financial Group, Inc. 4.711% due 07/08/2031 •(b)		1,100	1,100
MMIFS Re Ltd. 5.548% due 01/10/2033 ~	CAD	250	184
Morgan Stanley
1.512% due 07/20/2027 •		$1,200	1,164
4.654% due 10/18/2030 •		100	100
5.656% due 04/18/2030 •		100	104
Nomura Holdings, Inc. 5.783% due 07/03/2034		200	207

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Prologis LP
4.200% due 02/15/2033	CAD	200	148
5.000% due 01/31/2035		$300	300
Sumitomo Mitsui Financial Group, Inc. 3.040% due 07/16/2029		1,678	1,591
UBS Group AG 4.751% due 05/12/2028 •		1,000	1,006
VICI Properties LP
5.125% due 11/15/2031		100	100
5.625% due 04/01/2035		200	202
5.750% due 04/01/2034		100	102
Wells Fargo & Co.
0.625% due 08/14/2030	EUR	1,200	1,254
5.707% due 04/22/2028 •		$100	102

			31,488

INDUSTRIALS 1.8%
Bacardi Ltd. 2.750% due 07/15/2026		100	98
Bayer U.S. Finance LLC
4.375% due 12/15/2028		200	198
6.500% due 11/21/2033		200	215
Boeing Co. 2.196% due 02/04/2026		100	98
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		700	675
DAE Funding LLC 3.375% due 03/20/2028		500	481
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (c)		1,100	1,102
Imperial Brands Finance PLC 3.500% due 07/26/2026		200	198
MPLX LP 2.650% due 08/15/2030		800	724
Nakilat, Inc. 6.067% due 12/31/2033		696	729
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		420	418
Occidental Petroleum Corp. 5.550% due 10/01/2034		1,400	1,375
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		800	787
T-Mobile USA, Inc.
2.700% due 03/15/2032		300	265
3.375% due 04/15/2029		500	481
United Airlines Pass-Through Trust 5.450% due 08/15/2038		198	201

			8,045

UTILITIES 2.1%
Edison International 5.750% due 06/15/2027		542	546
Eversource Energy 5.850% due 04/15/2031		1,400	1,474
ONEOK, Inc. 5.050% due 11/01/2034		1,900	1,850
Pacific Gas & Electric Co.
3.000% due 06/15/2028		500	475
4.550% due 07/01/2030		800	781
5.339% due 09/04/2025 ~		900	900
Southern California Edison Co.
4.650% due 10/01/2043		300	243
4.700% due 06/01/2027		100	100
4.875% due 02/01/2027		600	604
5.150% due 06/01/2029		200	202
5.350% due 03/01/2026		100	100
Southern Co. Gas Capital Corp. 1.750% due 01/15/2031		1,900	1,634

			8,909

Total Corporate Bonds & Notes (Cost $49,150)			48,442

U.S. GOVERNMENT AGENCIES 59.3%
Fannie Mae
1.430% due 03/25/2041 •(a)		1,064	102
2.280% due 03/25/2036 •(a)		292	22
4.202% due 10/01/2029 ~		2,500	2,510
4.300% due 12/01/2029		1,704	1,717
4.540% due 07/01/2030		600	608
4.705% due 09/01/2031 ~		4,900	4,993
4.720% due 10/01/2028		1,400	1,426
4.770% due 10/01/2028		900	918
4.860% due 08/01/2030		800	823

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

4.930% due 06/01/2029		1,100	1,128
5.255% due 11/25/2054 •		1,704	1,695
5.300% due 11/01/2030		2,200	2,299
8.881% due 12/25/2036 •		15	17
Freddie Mac
2.052% due 07/15/2036 •(a)		590	59
2.282% due 04/15/2036 •(a)		56	5
2.862% due 07/25/2054 ~		1,300	1,220
3.000% due 09/01/2032		1,208	1,176
4.000% due 01/01/2048 - 03/01/2049		953	903
5.245% due 11/25/2054 •		1,793	1,790
5.404% due 07/25/2055 •		600	600
Ginnie Mae
4.750% due 11/20/2044 •		217	223
4.977% due 04/20/2068 •		710	720
Ginnie Mae, TBA
4.000% due 07/01/2055		8,450	7,858
4.500% due 07/01/2055		4,210	4,031
5.000% due 08/01/2055		7,180	7,050
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		167	165
3.500% due 06/01/2045 - 04/01/2048		6,482	5,944
4.500% due 12/01/2054		3,058	2,945
6.500% due 07/01/2054 - 04/01/2055		8,150	8,422
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		10,900	9,433
4.000% due 07/01/2055 - 08/01/2055		30,560	28,415
4.500% due 08/01/2055		15,600	14,917
5.000% due 08/01/2055		14,590	14,291
5.500% due 08/01/2055		10,500	10,491
6.000% due 08/01/2055		50,500	51,273
6.500% due 08/01/2055		64,000	65,991

Total U.S. Government Agencies (Cost $254,509)			256,180

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Bonds
4.625% due 05/15/2044 (k)		6,100	5,984
U.S. Treasury Inflation Protected Securities (f)
2.125% due 04/15/2029 (i)(k)		3,827	3,931

Total U.S. Treasury Obligations (Cost $9,942)			9,915

NON-AGENCY MORTGAGE-BACKED SECURITIES 13.0%
Adjustable Rate Mortgage Trust
5.365% due 01/25/2036 ~		847	638
5.460% due 09/25/2035 ~		7	6
AG Trust 6.327% due 07/15/2041 •		1,283	1,287
American Home Mortgage Investment Trust 6.500% due 03/25/2047		235	152
Avon Finance 5.139% due 12/28/2049 •	GBP	1,759	2,418
Banc of America Funding Trust
4.852% due 04/20/2047 •		$25	21
7.621% due 09/20/2034 ~		3	3
BCAP LLC Trust 5.250% due 04/26/2037		46	26
Bear Stearns Adjustable Rate Mortgage Trust
4.848% due 07/25/2034 ~		42	40
5.166% due 01/25/2035 ~		2	2
5.785% due 02/25/2034 ~		2	2
6.260% due 01/25/2033 ~		234	232
6.547% due 04/25/2033 ~		8	8
7.326% due 08/25/2033 ~		18	18
Bear Stearns ALT-A Trust
4.934% due 01/25/2036 •		37	35
5.467% due 05/25/2035 ~		11	11
BX Trust 5.061% due 04/15/2039 •		808	807
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		1,502	1,353
3.500% due 06/25/2062 ~		2,721	2,503
CIM Trust
5.000% due 05/25/2062 ~		1,574	1,578
6.639% due 12/25/2067 þ		488	492
Citigroup Mortgage Loan Trust 6.170% due 09/25/2062		2,387	2,387
Colony Mortgage Capital Ltd. 6.154% due 11/15/2038 •		3,200	3,117
Countrywide Alternative Loan Trust
4.794% due 05/25/2047 •		96	88
4.834% due 08/25/2037 •		89	56
5.072% due 12/20/2035 •		333	315
5.074% due 11/25/2035 •		1,752	1,583
5.399% due 12/25/2035 •		49	44

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

5.500% due 11/25/2035		39	22
6.250% due 08/25/2036		1,098	581
Countrywide Home Loan Mortgage Pass-Through Trust
4.860% due 09/25/2047 ~		1	1
5.094% due 02/25/2035 •		9	9
Credit Suisse First Boston Mortgage Securities Corp. 5.063% due 03/25/2032 ~		3	3
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.000% due 01/25/2060 ~		1,885	1,669
Cross Mortgage Trust 6.615% due 03/25/2068 þ		1,204	1,213
Deutsche Alt-A Securities Mortgage Loan Trust 5.934% due 10/25/2047 •		1,568	1,201
Ellington Financial Mortgage Trust 5.900% due 09/25/2067		2,418	2,430
Eurohome U.K. Mortgages PLC 4.508% due 06/15/2044 •	GBP	33	46
GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~		$1	1
HarborView Mortgage Loan Trust
4.652% due 07/19/2047 •		1,532	1,467
4.842% due 12/19/2036 •		447	351
IndyMac INDX Mortgage Loan Trust
4.914% due 07/25/2035 •		1	1
5.074% due 07/25/2045 •		28	23
JP Morgan Chase Commercial Mortgage Securities Trust 5.409% due 02/15/2035 •		658	648
JP Morgan Mortgage Trust 5.614% due 04/25/2037 ~		31	23
Lehman XS Trust
4.794% due 12/25/2036 •		580	563
4.934% due 08/25/2037 •		371	365
Luminent Mortgage Trust 4.509% due 04/25/2036 ~		2,471	1,642
MASTR Adjustable Rate Mortgages Trust
4.644% due 04/25/2046 •		2	2
5.099% due 10/25/2033 ~		306	266
Merrill Lynch Alternative Note Asset Trust 4.834% due 03/25/2037 •		3,791	891
Merrill Lynch Mortgage Investors Trust
4.934% due 11/25/2035 •		61	59
5.879% due 05/25/2033 ~		19	19
Merrill Lynch Mortgage-Backed Securities Trust 4.365% due 04/25/2037 ~		7	6
MFA Trust
4.400% due 03/25/2068		1,019	1,013
6.775% due 10/25/2058		920	931
New Residential Mortgage Loan Trust
3.500% due 10/25/2059 ~		289	271
6.864% due 10/25/2063		1,867	1,887
OBX Trust
5.949% due 02/25/2063 þ		990	992
6.113% due 03/25/2063 þ		681	684
6.567% due 06/25/2063 þ		704	709
7.045% due 09/25/2063 þ		1,848	1,876
PHH Alternative Mortgage Trust 4.754% due 02/25/2037 •		1,170	867
PRPM LLC 4.000% due 06/25/2053 þ		1,466	1,440
Residential Accredit Loans, Inc. Trust 4.774% due 01/25/2037 •		1,124	993
Sequoia Mortgage Trust
4.731% due 01/20/2047 ~		3	2
5.224% due 03/20/2035 •		2	2
Stratton Mortgage Funding PLC 5.389% due 06/20/2060 •	GBP	445	612
Structured Adjustable Rate Mortgage Loan Trust 3.937% due 11/25/2035 ~		$299	279
Structured Asset Mortgage Investments Trust 5.132% due 02/19/2035 •		15	14
Thornburg Mortgage Securities Trust 5.999% due 06/25/2047 •		4	4
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	1,082	1,488
Trinity Square PLC 5.217% due 07/15/2059 ~		483	665
Verus Securitization Trust
4.260% due 02/25/2067		$1,034	989
6.193% due 03/25/2068 þ		919	921
6.476% due 06/25/2068		689	694
7.070% due 10/25/2068 þ		1,247	1,265
WaMu Mortgage Pass-Through Certificates Trust
3.716% due 04/25/2037 ~		6	5
3.775% due 01/25/2037 ~		2	2
4.033% due 12/25/2046 •		115	104
4.351% due 12/25/2036 ~		2	2

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

5.209% due 07/25/2047 •	258	217
5.279% due 10/25/2046 •	2,935	2,526
Washington Mutual Mortgage Pass-Through Certificates Trust
5.149% due 02/25/2047 •	1,222	1,123
5.369% due 05/25/2046 •	2	2
Wells Fargo Alternative Loan Trust
6.250% due 07/25/2037	716	626
6.520% due 07/25/2037 ~	24	22

Total Non-Agency Mortgage-Backed Securities (Cost $57,459)		55,951

ASSET-BACKED SECURITIES 26.7%
AUTOMOBILE ABS OTHER 1.4%
Exeter Automobile Receivables Trust
4.480% due 04/16/2029	2,000	1,998
4.640% due 01/15/2030	1,600	1,603
GLS Auto Receivables Issuer Trust 5.080% due 01/16/2029	2,444	2,456

		6,057

AUTOMOBILE SEQUENTIAL 3.9%
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027	321	322
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	1,300	1,337
6.120% due 04/20/2027	3,300	3,327
Carvana Auto Receivables Trust
5.380% due 03/12/2029	600	608
5.420% due 04/10/2028	617	619
6.410% due 09/10/2027	134	134
Citizens Auto Receivables Trust
5.110% due 04/17/2028	300	302
5.430% due 10/15/2026	78	78
CPS Auto Receivables Trust
4.910% due 06/15/2028	1,071	1,071
5.710% due 09/15/2027	55	55
DT Auto Owner Trust 6.290% due 08/16/2027	74	74
Ford Credit Auto Owner Trust 4.650% due 02/15/2028	410	410
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	453	455
GECU Auto Receivables Trust 5.950% due 03/15/2027	80	80
GLS Auto Select Receivables Trust
5.960% due 10/16/2028	1,000	1,010
6.270% due 08/16/2027	240	240
GM Financial Consumer Automobile Receivables Trust 4.850% due 12/18/2028	900	905
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	2,300	2,338
5.490% due 06/25/2027	300	302
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	1,400	1,413
5.290% due 04/15/2027	521	522
Octane Receivables Trust 5.870% due 05/21/2029	394	395
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030	236	237
5.380% due 11/25/2030	187	187
7.130% due 01/26/2032	235	235
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027	52	52
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	192	193
Veros Auto Receivables Trust 7.120% due 11/15/2028	122	122

		17,023

CMBS OTHER 2.5%
BDS LLC 5.889% due 10/21/2042 •	2,200	2,187
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	41	40
MF1 Ltd. 6.068% due 02/19/2037 •	2,900	2,895
PFP Ltd. 6.586% due 08/19/2035 •	1,342	1,344

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Starwood Commercial Mortgage Trust 6.104% due 11/15/2038 •	4,500	4,475

		10,941

CREDIT CARD BULLET 1.4%
American Express Credit Account Master Trust 4.870% due 05/15/2028	1,600	1,609
Bank of America Credit Card Trust 4.790% due 05/15/2028	1,700	1,708
Synchrony Card Funding LLC 4.930% due 07/15/2030	2,500	2,538

		5,855

HOME EQUITY OTHER 7.3%
ABFC Trust 5.169% due 03/25/2035 •	1,140	1,090
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.379% due 07/25/2035 •	3,222	3,196
Argent Securities Trust
4.544% due 09/25/2036 •	664	213
4.914% due 06/25/2036 •	2,000	545
Carrington Mortgage Loan Trust 4.694% due 02/25/2037 •	2,501	2,421
Citigroup Mortgage Loan Trust
4.734% due 12/25/2036 •	2,875	1,038
4.754% due 09/25/2036 •	3,041	2,323
Countrywide Asset-Backed Certificates
4.834% due 02/25/2037 •	361	339
4.934% due 01/25/2046 •	3,839	3,640
Fremont Home Loan Trust 5.094% due 01/25/2036 •	278	269
GSAA Home Equity Trust 4.674% due 06/25/2036 •	565	106
GSAMP Trust 4.694% due 12/25/2046 •	1,563	830
Home Equity Mortgage Loan Asset-Backed Trust 4.644% due 04/25/2037 •	204	144
HSI Asset Securitization Corp. Trust 4.654% due 12/25/2036 •	7,813	1,953
JP Morgan Mortgage Acquisition Trust 4.734% due 07/25/2036 •	537	250
Long Beach Mortgage Loan Trust 5.409% due 04/25/2035 •	231	230
MASTR Asset-Backed Securities Trust
4.754% due 10/25/2036 •	2,454	1,198
4.914% due 03/25/2036 •	348	207
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 01/25/2037 •	2,029	935
4.564% due 02/25/2037 •	1,886	1,668
4.714% due 08/25/2036 •	3,436	1,714
Morgan Stanley Home Equity Loan Trust 4.604% due 04/25/2037 •	2,022	1,049
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.094% due 10/25/2036 •	1,379	306
NovaStar Mortgage Funding Trust 4.754% due 10/25/2036 •	1,881	854
Ownit Mortgage Loan Trust 5.334% due 10/25/2036 •	220	209
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.309% due 10/25/2034 •	1,131	1,006
Residential Asset Mortgage Products Trust 5.109% due 11/25/2035 •	862	852
Securitized Asset-Backed Receivables LLC Trust 5.154% due 10/25/2035 •	2,650	2,296
Soundview Home Loan Trust
4.514% due 06/25/2037 •	459	302
4.954% due 02/25/2037 •	1,188	320

		31,503

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •	304	79

WHOLE LOAN COLLATERAL 0.5%
PRET LLC
4.744% due 07/25/2051 þ	471	469

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

4.843% due 09/25/2051 þ		1,603	1,598

			2,067

OTHER ABS 9.7%
ACHV ABS Trust 5.430% due 10/27/2031		750	755
Anchorage Credit Funding Ltd.
2.875% due 07/27/2039		300	282
3.177% due 10/25/2038		300	288
3.900% due 07/28/2037		289	284
3.928% due 04/25/2038		300	295
4.300% due 07/25/2036		197	195
Ares European CLO DAC 4.036% due 10/21/2034 •	EUR	900	1,064
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •		$2,800	2,811
Black Diamond CLO DAC 3.123% due 05/15/2032 •	EUR	1,173	1,382
Cairn CLO DAC 3.059% due 10/15/2031 •		619	728
Carlyle Euro CLO DAC
2.979% due 01/15/2031 •		829	977
3.033% due 08/15/2032 •		2,214	2,597
Carlyle Global Market Strategies CLO Ltd. 5.359% due 07/20/2034 •		$2,500	2,503
College Avenue Student Loans LLC 6.205% due 05/25/2055 •		2,521	2,555
CRB Securitization Trust 6.960% due 10/20/2033		215	216
Harvest CLO DAC 2.919% due 10/15/2031 •	EUR	570	672
KKR CLO Ltd. 5.468% due 07/15/2030 •		$84	84
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		157	155
Nelnet Student Loan Trust
5.172% due 04/20/2062 •		925	920
6.502% due 02/20/2041 •		165	168
6.640% due 02/20/2041		165	171
Northwoods Capital Ltd. 5.508% due 06/15/2031 •		602	602
Pagaya AI Debt Grantor Trust 5.331% due 01/15/2032		1,848	1,853
Rockford Tower Europe CLO DAC 3.151% due 01/24/2035 •	EUR	2,200	2,583
Segovia European CLO DAC 3.116% due 07/20/2032 •		1,951	2,301
SMB Private Education Loan Trust
1.070% due 01/15/2053		$1,248	1,125
1.340% due 03/17/2053		600	560
2.850% due 11/16/2054		700	658
5.156% due 01/15/2053 •		1,327	1,320
5.853% due 11/15/2052 •		351	355
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		828	797
Theorem Funding Trust 7.600% due 04/15/2029		115	115
Toro European CLO DAC 3.185% due 01/12/2032 •	EUR	8,659	10,193
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		$103	102

			41,666

Total Asset-Backed Securities (Cost $122,481)			115,191

SOVEREIGN ISSUES 9.1%
Bonos de la Tesoreria de la Republica en pesos 4.700% due 09/01/2030	CLP	1,280,000	1,330
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (e)	BRL	1,500	276
0.000% due 10/01/2025 (e)		15,000	2,663
0.000% due 04/01/2026 (e)		33,300	5,521
Colombian TES 6.000% due 04/28/2028	COP	6,220,500	1,370
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	800	613
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	8,300	390
Israel Government International Bond 1.750% due 08/31/2025	ILS	200	59
Japan Government International Bond 2.400% due 03/20/2055	JPY	300,000	1,914
Mexican Bonos
8.000% due 11/07/2047	MXN	11,600	516

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

8.500% due 03/01/2029		9,700	516
Mexican Udibonos
2.750% due 11/27/2031 (f)		10,711	506
3.000% due 12/03/2026 (f)		20,402	1,065
4.000% due 11/30/2028 (f)		5,398	282
4.000% due 08/24/2034 (f)		48,880	2,424
Mexico Government International Bond 5.850% due 07/02/2032 (b)		$500	507
Peru Government International Bond
5.400% due 08/12/2034	PEN	9,100	2,432
6.150% due 08/12/2032		28,100	8,205
6.950% due 08/12/2031		1,121	344
7.300% due 08/12/2033		3,300	1,016
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	5,700	1,580
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	14,200	738
8.000% due 01/31/2030		15,400	855
8.250% due 03/31/2032		7,300	394
8.500% due 01/31/2037		9,600	472
9.000% due 01/31/2040		41,500	2,027
Turkiye Government International Bond
47.469% due 09/06/2028 ~	TRY	21,700	523
49.053% due 05/20/2026 ~		300	8
49.053% due 08/19/2026 ~		100	2
49.053% due 05/17/2028 ~		24,000	585

Total Sovereign Issues (Cost $36,981)			39,133

SHORT-TERM INSTRUMENTS 15.3%
COMMERCIAL PAPER 4.8%
Alimentation Couche-Tard, Inc.
4.630% due 07/07/2025		$2,180	2,178
4.640% due 07/30/2025		280	279
Crown Castle, Inc. 5.030% due 07/22/2025		2,720	2,712
Enbridge U.S., Inc. 4.600% due 07/11/2025		2,150	2,147
HCA, Inc.
4.950% due 08/14/2025		510	507
5.000% due 08/22/2025		2,170	2,154
Intel Corp. 4.590% due 07/03/2025		2,220	2,219
JABIL, Inc. 4.850% due 07/14/2025		2,150	2,146
Jones Lang LaSalle Finance BV 4.720% due 07/09/2025		2,210	2,207
RTX Corp. 4.630% due 07/16/2025		2,180	2,176
Virginia Electric & Power Co. 4.600% due 07/28/2025		2,180	2,172

			20,897

REPURCHASE AGREEMENTS (g) 8.2%			35,200

U.S. TREASURY BILLS 2.3%
4.316% due 07/03/2025 - 10/21/2025 (d)(e)(k)		10,269	10,177

Total Short-Term Instruments (Cost $66,277)			66,274

Total Investments in Securities (Cost $596,799)			591,086

		SHARES
INVESTMENTS IN AFFILIATES 9.8%
SHORT-TERM INSTRUMENTS 9.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 9.8%
PIMCO Short-Term Floating NAV Portfolio III		4,340,188	42,260

Total Short-Term Instruments (Cost $42,251)			42,260

Total Investments in Affiliates (Cost $42,251)			42,260

Total Investments 146.7% (Cost $639,050)			$633,346
Financial Derivative Instruments (h)(j) (0.7)%(Cost or Premiums, net $7,960)			(4,600)
Other Assets and Liabilities, net (45.6)%			(197,111)

Net Assets 100.0%			$431,635

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Coupon represents a weighted average yield to maturity.
(e)	Zero coupon security.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$3,900	U.S. Treasury Notes 3.625% due 03/31/2028	$(3,984)	$3,900	$3,900
4.450	06/30/2025	07/01/2025	31,300	U.S. Treasury Notes 4.250% due 02/28/2029	(31,984)	31,300	31,304

Total Repurchase Agreements	$(35,968)	$35,200	$35,204

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$21,800	$(19,502)	$(19,624)

Total Short Sales (4.5)%	$(19,502)	$(19,624)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2025	33	$10,319	$310	$49	$0
Euro STOXX 50 September Futures	09/2025	40	2,510	2	36	(5)
FTSE 100 Index September Futures	09/2025	6	724	(8)	4	(2)
Nikkei 225 Yen-denominated September Futures	09/2025	11	1,539	84	31	(9)
U.S. Treasury 2-Year Note September Futures	09/2025	172	35,780	139	9	0
U.S. Treasury 10-Year Note September Futures	09/2025	703	78,824	903	220	0

$1,430	$349	$(16)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2025	300	$(32,700)	$(310)	$0	$(40)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	79	(9,027)	(230)	0	(38)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. Treasury Long-Term Bond September Futures	09/2025	5	(577)	(16)	0	(5)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	48	(5,718)	(108)	0	(65)

$(664)	$0	$(148)

Total Futures Contracts	$766	$349	$(164)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%	$100	$1	$(1)	$0	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	300	2	(1)	1	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	200	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.291	300	0	8	8	0	0

$4	$6	$10	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	(1.000)%	Quarterly	12/20/2029	$270	$(6)	$0	$(6)	$0	$0
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	46,700	(790)	(259)	(1,049)	0	(26)

$(796)	$(259)	$(1,055)	$0	$(26)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$2,400	$174	$6	$180	$8	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	3,900	183	116	299	14	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	300	6	1	7	0	0

$363	$123	$486	$22	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	37,069	$(850)	$389	$(461)	$0	$(2)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	200	(1)	9	8	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	100	0	2	2	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	200	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$31,010	(62)	31	(31)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	28,300	0	12	12	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	36,000	200	(549)	(349)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	21,800	278	(182)	96	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	3,500	(3)	(26)	(29)	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029	33,100	0	452	452	38	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	5,150	49	(116)	(67)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	700	(1)	(11)	(12)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,300	409	(88)	321	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	18,750	184	(139)	45	0	(35)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	6,600	19	(91)	(72)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	50,000	3,224	(1,165)	2,059	0	(151)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	200	2	(4)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	500	(2)	(10)	(12)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	400	(1)	(11)	(12)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	400	(1)	(11)	(12)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	100	0	(3)	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	10/17/2034	200	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	300	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	400	(1)	(8)	(9)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	400	(1)	(7)	(8)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	600	(2)	(11)	(13)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	500	(2)	(8)	(10)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	500	(1)	(9)	(10)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	500	(2)	(9)	(11)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	500	(2)	(9)	(11)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	500	(2)	(10)	(12)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	300	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	1,000	(3)	(12)	(15)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	500	(2)	8	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	500	(2)	6	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	200	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	23,500	(147)	78	(69)	0	(91)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	100	0	3	3	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	300	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	300	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	300	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	400	(1)	8	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	500	(1)	9	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	500	(1)	14	13	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	200	(1)	7	6	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	300	(1)	11	10	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	100	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	150	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	300	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	400	(1)	(5)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	200	(1)	(2)	(3)	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		400	(1)	(6)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(1)	(11)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		500	(1)	(9)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		400	(1)	(5)	(6)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		600	(3)	6	3	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		5,100	78	143	221	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		13,200	2,578	3,854	6,432	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	209	122	331	0	(5)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		3,250	0	62	62	26	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		3,390	0	69	69	27	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,060	167	454	621	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		8,130	84	562	646	0	(65)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	1,900	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		21,600	0	(11)	(11)	2	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		3,700	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		13,600	0	21	21	20	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	0	2	2	2	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		28,800	5	30	35	26	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	3,600	68	17	85	0	(7)
Receive	3-Month COP-IBR Compounded-OIS	7.498	Quarterly	04/28/2028	COP	5,502,700	0	34	34	0	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	300	(1)	(1)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(4)	(5)	1	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		300	(1)	2	1	1	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		200	(1)	0	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		200	(1)	3	2	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		200	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		200	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	4	3	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	5,700	0	(55)	(55)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	15,400	(66)	476	410	0	(17)
Receive	6-Month CLP-CHILIBOR	5.020	Semi-Annual	09/01/2030	CLP	1,280,000	0	(22)	(22)	0	(1)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	9,200	0	(6)	(6)	2	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	400	(1)	0	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		240	1	(1)	0	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		80	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		200	(1)	(14)	(15)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(17)	(18)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		100	0	(9)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		200	(1)	(14)	(15)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		200	(1)	(13)	(14)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		300	(1)	(15)	(16)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		200	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		200	0	(8)	(8)	0	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035	200	(1)	5	4	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035	100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035	200	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	200	(1)	2	1	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	200	(1)	0	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035	200	(1)	(2)	(3)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	13,080	(557)	56	(501)	0	(27)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	5,400	438	223	661	21	0
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	6,400	0	(2)	(2)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025	10,700	0	(4)	(4)	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	9,100	0	(22)	(22)	0	(1)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034	10,700	0	(40)	(40)	0	(3)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034	6,400	0	(23)	(23)	0	(2)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035	4,800	0	3	3	1	0
Receive	CPURNSA	2.520	Maturity	03/27/2030	$6,300	0	(15)	(15)	1	0
Pay	CPURNSA	2.581	Maturity	05/16/2030	6,600	0	34	34	0	0
Receive	CPURNSA	2.597	Maturity	09/28/2032	7,900	1	(2)	(1)	0	(1)
Receive	CPURNSA	2.466	Maturity	06/17/2035	18,500	0	38	38	0	(6)

$6,235	$4,437	$10,672	$226	$(647)

Total Swap Agreements	$5,806	$4,307	$10,113	$248	$(673)

(i)	Securities with an aggregate market value of $1,567 and cash of $12,617 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CNH	21,523	$2,987	$0	$(23)
07/2025	EUR	594	695	0	(4)
07/2025	NZD	170	102	0	(1)
07/2025	$16,228	AUD	24,982	214	0
07/2025	371	CHF	296	2	0
08/2025	AUD	24,982	$16,238	0	(214)
08/2025	CHF	295	371	0	(2)
08/2025	CNH	30,572	4,252	0	(35)
08/2025	$697	EUR	594	4	0
08/2025	102	NZD	170	1	0
BOA	07/2025	BRL	2,767	$507	0	(2)
07/2025	CNY	93	13	0	0
07/2025	EUR	27,964	31,796	0	(1,144)
07/2025	IDR	16,327,120	1,006	0	(1)
07/2025	JPY	137,900	959	2	0
07/2025	$483	BRL	2,767	26	0
07/2025	623	CHF	509	19	0
07/2025	13	CNY	93	0	0
07/2025	1,412	IDR	22,952,532	3	0
07/2025	1,009	KRW	1,375,014	8	0
07/2025	3,442	PEN	12,476	80	0
07/2025	339	SGD	434	2	0
07/2025	ZAR	2,483	$140	0	0
08/2025	INR	60,004	698	0	(1)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	SGD	433		339	0	(2)
	08/2025	TWD	187		6	0	(1)
	08/2025		$255	INR	22,011	1	0
	12/2025	PEN	12,523		$3,442	0	(77)
BPS	07/2025	BRL	12,209		2,170	0	(77)
	07/2025	IDR	16,317,566		1,000	0	(5)
	07/2025	INR	247,426		2,880	0	(6)
	07/2025	JPY	103,100		716	0	0
	07/2025	SEK	675		70	0	(1)
	07/2025	THB	4,058		123	0	(2)
	07/2025	TRY	6,100		149	0	(1)
	07/2025	TWD	89,912		2,767	0	(329)
	07/2025		$2,211	BRL	12,209	36	0
	07/2025		11	CNY	80	0	0
	07/2025		669	IDR	10,913,892	4	0
	07/2025		1,380	KRW	1,872,367	4	0
	07/2025		391	NOK	3,945	1	0
	07/2025		50	THB	1,638	0	0
	07/2025		2,816	TWD	83,766	62	0
	08/2025	CNH	28,329		$3,950	0	(23)
	08/2025	CNY	80		11	0	0
	08/2025	CZK	468		21	0	(1)
	08/2025	JPY	31,623		220	0	0
	08/2025	TWD	166,049		5,154	0	(619)
	08/2025		$266	CNH	1,918	3	0
	08/2025		925	INR	80,412	11	0
	08/2025		10,435	TWD	327,681	956	0
	10/2025	BRL	5,600		$935	0	(72)
BRC	07/2025	KRW	58,349		43	0	0
	07/2025	PLN	681		182	0	(7)
	07/2025	TRY	49,943		1,221	0	(15)
	07/2025		$18,140	GBP	13,333	161	0
	07/2025		1,330	TRY	54,725	16	0
	07/2025	ZAR	30,880		$1,708	0	(33)
	08/2025	CZK	4,616		208	0	(13)
	08/2025	GBP	13,333		18,143	0	(161)
	08/2025		$40	TRY	1,661	0	0
	08/2025		144	TWD	4,210	2	0
	09/2025	PEN	10,053		$2,752	0	(80)
	09/2025		$123	CLP	114,535	0	0
	09/2025		19	PEN	68	0	0
	12/2025		81	TRY	3,803	2	0
BSH	07/2025	BRL	10,579		$1,920	0	(28)
	07/2025	PEN	2,592		691	0	(40)
	07/2025		$1,938	BRL	10,579	9	0
	07/2025		1,509	DKK	9,907	55	0
	08/2025		1,920	BRL	10,659	27	0
	08/2025		1,109	PEN	3,926	0	(2)
	09/2025		128		467	4	0
	11/2025	PEN	2,128		$578	0	(20)
	12/2025		3,940		1,109	2	0
CBK	07/2025	BRL	18,987		3,479	0	(15)
	07/2025	CHF	139		169	0	(6)
	07/2025	CNY	59		8	0	0
	07/2025	EUR	144		166	0	(3)
	07/2025	KRW	1,478,491		1,078	0	(15)
	07/2025	NOK	1,780		176	0	0
	07/2025	PEN	784		213	0	(8)
	07/2025	SEK	1,740		183	0	(1)
	07/2025	THB	212,334		6,385	0	(153)
	07/2025	TWD	143,655		4,416	0	(530)
	07/2025		$1,249	AUD	1,912	10	0
	07/2025		3,249	BRL	18,987	246	0
	07/2025		1,107	CHF	901	28	0
	07/2025		4,821	CNY	34,562	4	0
	07/2025		319	IDR	5,187,053	1	0
	07/2025		1,518	JPY	216,200	0	(17)
	07/2025		57	KRW	77,573	0	0
	07/2025		954	PEN	3,408	7	0
	07/2025		1,774	SGD	2,278	18	0
	07/2025		5,058	TWD	150,300	116	0
	08/2025	CNH	8,363		$1,163	0	(10)
	08/2025	CNY	59		8	0	0
	08/2025	PEN	4,015		1,075	0	(57)
	08/2025	TWD	154,440		4,734	0	(635)
	08/2025		$4,009	CNH	28,754	23	0
	08/2025		6,927	INR	597,074	27	(3)
	08/2025		26	PEN	94	0	0
	08/2025		719	TWD	21,079	14	0
	09/2025	ILS	199		$53	0	(6)
	09/2025	MXN	955		50	0	(1)
	09/2025	PEN	3,912		1,089	0	(13)
	09/2025		$845	PEN	3,125	35	0
	12/2025	PEN	2,769		$748	0	(30)
DUB	07/2025	DKK	7,456		1,171	0	(6)
	07/2025	IDR	2,512,085		155	0	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	KRW	40,909		30	0	0
	07/2025	SGD	54		42	0	(1)
	07/2025		$32,635	EUR	28,131	502	0
	07/2025		25	IDR	407,423	0	0
	07/2025		60	TWD	1,783	1	0
	08/2025	EUR	28,070		$32,635	0	(502)
	08/2025		$1,171	DKK	7,438	6	0
	08/2025		3,211	INR	277,071	15	0
	09/2025	MXN	9,182		$476	0	(9)
	09/2025	PEN	642		181	0	0
FAR	07/2025	AUD	26,894		17,352	0	(348)
	07/2025	BRL	51,293		8,971	0	(469)
	07/2025	CHF	27,964		33,958	0	(1,285)
	07/2025	CNH	10,949		1,524	0	(8)
	07/2025	DKK	10,134		1,593	0	(8)
	07/2025	JPY	6,265,861		43,677	166	0
	07/2025	KRW	1,786,552		1,320	0	(1)
	07/2025	PEN	12,483		3,395	0	(129)
	07/2025	SGD	138		107	0	(1)
	07/2025		$9,292	BRL	51,293	148	0
	07/2025		33,205	CHF	26,583	298	0
	07/2025		24,285	JPY	3,534,866	262	0
	07/2025		1,320	KRW	1,785,928	1	0
	07/2025		470	PLN	1,734	11	0
	07/2025		2,184	SEK	20,921	27	0
	07/2025		272	SGD	347	1	0
	08/2025	CHF	26,474		$33,205	0	(299)
	08/2025	CNH	8,453		1,181	0	(4)
	08/2025	JPY	3,521,866		24,285	0	(262)
	08/2025	SGD	400		314	0	(1)
	08/2025		$1,592	DKK	10,110	8	0
	08/2025		1,534	INR	132,700	11	0
	09/2025	BRL	49,209		$8,775	0	(144)
	09/2025	MXN	64,254		3,300	0	(97)
	09/2025		$0	PEN	1	0	0
	11/2025	PEN	6,372		$1,736	0	(56)
GLM	07/2025	BRL	6,930		1,248	0	(27)
	07/2025	MYR	32,057		7,573	0	(36)
	07/2025	TWD	6,369		196	0	(24)
	07/2025		$1,259	BRL	6,930	17	0
	07/2025		75	IDR	1,228,024	0	0
	07/2025		106	SGD	135	0	0
	07/2025		16	TWD	525	2	0
	08/2025	SGD	134		$106	0	0
	08/2025		$179	HUF	64,709	12	0
	09/2025	PEN	1,616		$441	0	(14)
	09/2025		$1,057	BRL	5,954	22	0
	10/2025	BRL	9,400		$1,531	0	(160)
	04/2026		6,700		1,137	0	(16)
IND	07/2025	SEK	18,529		1,959	0	0
	08/2025	TWD	7,424		233	0	(25)
	08/2025		$1,959	SEK	18,489	0	0
	08/2025		1,407	TWD	44,735	148	0
JPM	07/2025	BRL	12,917		$2,367	0	(10)
	07/2025	CNH	20,744		2,874	0	(27)
	07/2025	KRW	131,172		96	0	(1)
	07/2025	PLN	2,036		542	0	(23)
	07/2025	SGD	3,649		2,841	0	(29)
	07/2025	TWD	90,980		2,798	0	(335)
	07/2025		$2,311	BRL	12,918	66	0
	07/2025		1,334	CAD	1,825	7	0
	07/2025		344	CHF	282	11	0
	07/2025		313	CNH	2,242	0	0
	07/2025		1,163	DKK	7,677	49	0
	07/2025		101	NZD	170	2	0
	07/2025		158	PHP	8,832	0	(1)
	07/2025		846	PLN	3,128	21	0
	07/2025		222	SGD	284	2	0
	07/2025		279	TWD	8,284	6	0
	07/2025	ZAR	8,756		$490	0	(4)
	08/2025	CNH	28,208		3,921	0	(35)
	08/2025	SGD	283		222	0	(2)
	08/2025	TWD	136,875		4,184	0	(574)
	08/2025		$523	BRL	2,869	1	0
	08/2025		1,034	INR	89,685	10	0
	08/2025		526	THB	17,044	0	0
	08/2025		534	TWD	16,921	54	0
	04/2026	BRL	26,600		$4,503	0	(73)
MBC	07/2025	CAD	20,534		14,951	0	(129)
	07/2025	CHF	469		581	0	(10)
	07/2025	CNH	9,945		1,380	0	(11)
	07/2025	EUR	564		645	0	(20)
	07/2025	GBP	547		740	0	(11)
	07/2025	HKD	109,499		13,999	30	0
	07/2025	JPY	310,694		2,161	5	(1)
	07/2025	PLN	1,456		389	0	(15)

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	SGD	8,766	6,833	0	(61)
07/2025	THB	106,588	3,220	0	(62)
07/2025	TWD	46,843	1,437	0	(176)
07/2025	$14,368	CAD	19,734	124	0
07/2025	1,315	EUR	1,134	21	0
07/2025	78	IDR	1,260,847	0	0
07/2025	89	PHP	4,986	0	(1)
07/2025	5,852	SGD	7,568	100	0
07/2025	375	THB	12,275	3	0
07/2025	8	TWD	251	0	0
08/2025	CAD	16,820	$12,257	0	(116)
08/2025	CNH	15,514	2,150	0	(26)
08/2025	EUR	173	203	0	(1)
08/2025	JPY	8,630	60	0	0
08/2025	SGD	7,551	5,852	0	(101)
08/2025	TWD	123,419	3,787	0	(503)
08/2025	$2,450	CNH	17,715	34	0
08/2025	225	TWD	6,527	2	0
MYI	07/2025	BRL	18,800	$3,203	0	(258)
07/2025	JPY	141,544	980	0	(3)
07/2025	NOK	2,205	219	0	0
07/2025	$3,445	BRL	18,800	15	0
07/2025	9,349	JPY	1,361,210	103	0
07/2025	2	PLN	9	0	0
08/2025	CNH	8,616	$1,203	0	(5)
08/2025	JPY	1,266,038	8,724	0	(100)
08/2025	$219	NOK	2,204	0	0
09/2025	COP	5,994,461	$1,454	2	0
09/2025	$1,086	MXN	20,762	12	0
NGF	07/2025	902	IDR	14,697,955	5	0
SCX	07/2025	CNY	34,583	$4,829	1	0
07/2025	JPY	61,800	434	5	0
07/2025	PEN	3,910	1,047	0	(55)
07/2025	TWD	1,480	51	0	0
07/2025	$350	IDR	5,711,173	2	0
07/2025	199	JPY	28,778	1	0
07/2025	1,169	SGD	1,507	17	0
07/2025	460	THB	14,941	0	0
07/2025	1,615	TWD	47,092	6	0
08/2025	CNH	18,959	$2,651	0	(8)
08/2025	JPY	28,672	199	0	(1)
08/2025	SGD	1,504	1,169	0	(17)
08/2025	TWD	26,532	813	0	(109)
08/2025	$2,913	CNH	21,085	44	0
08/2025	4,829	CNY	34,490	5	0
08/2025	1,083	INR	92,965	0	(1)
SOG	07/2025	BRL	3,573	$652	0	(5)
07/2025	NOK	230	23	0	0
07/2025	$619	BRL	3,573	39	0
07/2025	13,591	JPY	1,961,915	33	0
08/2025	CZK	2,146	$99	0	(3)
08/2025	JPY	1,954,716	13,591	0	(33)
08/2025	TWD	7,492	235	0	(25)
08/2025	$8	HUF	3,055	1	0
08/2025	6	INR	536	0	0
08/2025	23	NOK	230	0	0
SSB	07/2025	GBP	12,786	$17,312	0	(238)
07/2025	$246	KRW	333,030	0	0
UAG	07/2025	CLP	3,245,635	$3,461	0	(23)
07/2025	JPY	92,355	638	0	(3)
07/2025	KRW	58,228	43	0	0
07/2025	THB	16,925	509	0	(12)
07/2025	$43	KRW	58,257	0	0
07/2025	27	NOK	269	0	0
08/2025	CNH	1,039	$145	0	(1)
08/2025	$875	CNH	6,311	10	0
12/2025	TRY	3,803	$81	0	(2)

Total Forward Foreign Currency Contracts	$4,753	$(11,737)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	54,400	$262	$188
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	10,000	2	0

Total Purchased Options	$264	$188

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	600	$(1)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,200	(1)	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	700	(1)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	700	(1)	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,000	(1)	0

$(5)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	700	$(23)	$(19)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	54,400	$(97)	$(32)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	54,400	(162)	(76)

$(259)	$(108)

Total Written Options	$(287)	$(127)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$100	$(1)	$0	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.06-2 Index «	0.110%	Monthly	05/25/2046	$1,993	$(540)	$384	$0	$(156)
CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	1,870	363	43	406	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,052	598	64	662	0
BRC	ABX.HE.AAA.06-2 Index «	0.110	Monthly	05/25/2046	$3,504	(972)	697	0	(275)
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	1,280	256	22	278	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	12,010	2,473	134	2,607	0

$2,178	$1,344	$3,953	$(431)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	1,896	5.030% (FEDL01 plus a specified spread)	Monthly	08/06/2025	$25,999	$0	$97	$97	$0
Pay	S&P 500 Total Return Index	256	5.100%	Monthly	03/11/2026	3,511	0	14	14	0
BPS	Pay	NDUEEGF Index	325	4.500%	Monthly	05/20/2026	215	0	1	1	0
BRC	Receive	RALVEIET Index	645,536	5.630% (FEDL01 plus a specified spread)	Monthly	10/15/2025	113,563	0	(479)	0	(479)
CBK	Receive	RALVEIUT Index	299,296	4.790%	Monthly	11/05/2025	91,213	0	(344)	0	(344)
Pay	NDDUWXUS Index	9,878	4.780%	Monthly	03/04/2026	96,847	0	346	346	0
Receive	RALVEIIT Index	224,462	5.010%	Monthly	04/01/2026	68,407	0	(271)	0	(271)
Pay	NDDUWXUS index	2,356	4.600%	Monthly	04/15/2026	23,099	0	79	79	0
FAR	Pay	S&P 500 Total Return Index	82	5.030% (FEDL01 plus a specified spread)	Monthly	07/16/2025	1,124	0	4	4	0

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

JPM	Pay	S&P 500 Total Return Index	4,103	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	56,263	0	213	213	0
	Pay	S&P 500 Total Return Index	1,627	5.110% (FEDL01 plus a specified spread)	Monthly	02/04/2026	22,311	0	88	88	0
	Pay	S&P 500 Total Return Index	85	5.010%	Monthly	04/01/2026	1,166	0	4	4	0
	Pay	NDDUWXUS index	750	4.600%	Monthly	04/15/2026	7,353	0	25	25	0
	Receive	RALVEIET Index	83,075	5.370%	Monthly	04/15/2026	14,615	0	(58)	0	(58)
	Pay	NDDUWXUS index	300	4.690%	Monthly	05/20/2026	2,941	0	14	14	0
MBC	Receive	RALVEIIT Index	423,684	5.280% (FEDL01 plus a specified spread)	Monthly	10/15/2025	93,473	0	(381)	0	(381)
	Receive	RALVEIIT Index	55,003	5.370% (FEDL01 plus a specified spread)	Monthly	02/18/2026	12,135	0	(50)	0	(50)
MYI	Receive	RALVEIUT Index	15,661	4.940% (FEDL01 plus a specified spread)	Monthly	07/09/2025	4,773	0	(18)	0	(18)
	Receive	RALVEIIT Index	13,717	5.270% (FEDL01 plus a specified spread)	Monthly	01/07/2026	3,026	0	(12)	0	(12)
	Receive	RALVEIIT Index	688,472	5.440% (FEDL01 plus a specified spread)	Monthly	02/04/2026	151,891	0	(638)	0	(638)
	Pay	NDUEEGF Index	433	4.300%	Monthly	04/01/2026	286	0	1	1	0
RBC	Receive	RALVEIIT Index	313,806	4.920%	Monthly	07/02/2025	95,146	0	123	123	0
SOG	Pay	S&P 500 Total Return Index	1,413	5.035% (FEDL01 plus a specified spread)	Monthly	07/09/2025	19,376	0	72	72	0
UAG	Pay	NDUEEGF Index	96,368	4.520% (FEDL01 plus a specified spread)	Monthly	01/07/2026	63,747	0	212	212	0

								$0	$(958)	$1,293	$(2,251)

Total Swap Agreements								$2,177	$386	$5,246	$(2,683)

(k)

Securities with an aggregate market value of $15,988 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0		$31,488	$0		$31,488
Industrials					0		8,045	0		8,045
Utilities					0		8,909	0		8,909
U.S. Government Agencies					0		256,180	0		256,180
U.S. Treasury Obligations					0		9,915	0		9,915
Non-Agency Mortgage-Backed Securities					0		55,951	0		55,951
Asset-Backed Securities
Automobile ABS Other					0		6,057	0		6,057
Automobile Sequential					0		17,023	0		17,023
CMBS Other					0		10,941	0		10,941
Credit Card Bullet					0		5,855	0		5,855
Home Equity Other					0		31,503	0		31,503
Home Equity Sequential					0		79	0		79
Whole Loan Collateral					0		2,067	0		2,067
Other ABS					0		41,666	0		41,666
Sovereign Issues					0		39,133	0		39,133

Schedule of Investments PIMCO RAE Worldwide Long/Short PLUS Fund (Cont.)	June 30, 2025 (Unaudited)

Short-Term Instruments
Commercial Paper	0	20,897	0	20,897
Repurchase Agreements	0	35,200	0	35,200
U.S. Treasury Bills	0	10,177	0	10,177

	$0	$591,086	$0	$591,086
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$42,260	$0	$0	$42,260

Total Investments	$42,260	$591,086	$0	$633,346

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(19,624)	$0	$(19,624)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	120	477	0	597
Over the counter	0	10,187	0	10,187

	$120	$10,664	$0	$10,784
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(821)	0	(837)
Over the counter	0	(14,116)	(431)	(14,547)

	$(16)	$(14,937)	$(431)	$(15,384)

Total Financial Derivative Instruments	$104	$(4,273)	$(431)	$(4,600)

Totals	$42,364	$567,189	$(431)	$609,122

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Real Return Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.4% ¤
CORPORATE BONDS & NOTES 0.4%
BANKING & FINANCE 0.4%
Armor RE Ltd. 12.808% due 01/07/2032 ~		$1,050	$1,052
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		143	136
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	4,500	1,327
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	331	43
1.000% due 10/01/2050		15,680	1,939
1.500% due 10/01/2053		97,693	12,141
2.500% due 10/01/2047		7	1
MMIFS Re Ltd. 5.548% due 01/10/2033 ~	CAD	250	184
Nordea Kredit Realkreditaktieselskab
1.000% due 10/01/2053	DKK	12	2
1.500% due 10/01/2053		19,292	2,249
2.000% due 10/01/2053		8,887	1,172
2.500% due 10/01/2047		3	1
Nykredit Realkredit AS
1.000% due 10/01/2053		33	4
1.500% due 10/01/2053		2,490	275
2.500% due 10/01/2047		18	3
Realkredit Danmark AS
1.000% due 10/01/2053		3	0
1.500% due 10/01/2053		18,179	2,335
2.500% due 04/01/2047		8	1
UBS Group AG
0.650% due 01/14/2028 •	EUR	600	687
1.000% due 06/24/2027 •		500	581
2.125% due 11/15/2029 •	GBP	100	127
2.875% due 04/02/2032 •	EUR	100	115
7.000% due 09/30/2027 •	GBP	300	423
7.750% due 03/01/2029 •	EUR	1,000	1,328

			26,126

INDUSTRIALS 0.0%
VMware LLC 3.900% due 08/21/2027		$1,900	1,884

Total Corporate Bonds & Notes (Cost $32,575)			28,010

U.S. GOVERNMENT AGENCIES 18.4%
Fannie Mae
4.496% due 12/25/2036 •		26	26
4.770% due 07/25/2037 - 05/25/2042 •		56	55
4.807% due 07/25/2037 •		91	89
4.840% due 11/01/2033 •		11	12
4.860% due 05/25/2036 •		17	17
4.865% due 02/25/2037 •		84	83
4.881% due 03/25/2036 •		34	34
4.882% due 02/01/2034 •		3	3
4.887% due 12/01/2036 •		2	2
4.893% due 10/01/2033 •		2	2
5.255% due 01/25/2055 •		2,849	2,852
5.335% due 06/25/2055 •		37,315	37,500
5.455% due 03/25/2055 •		1,786	1,786
5.505% due 10/25/2053 •		6,115	6,141
5.524% due 07/25/2055 •		3,300	3,308
5.525% due 02/01/2032 •		3	3
5.613% due 09/01/2034 •		2	2
5.696% due 06/01/2043 •		7	7
5.697% due 09/01/2044 - 10/01/2044 •		210	213
5.765% due 04/01/2032 •		3	3
6.191% due 04/01/2033 •		35	36
6.500% due 06/25/2028		2	2
6.782% due 05/25/2035 ~		3	3
Freddie Mac
2.920% due 01/25/2026		259	256
4.694% due 08/25/2031 •		41	41
4.700% due 09/25/2031 •		79	79

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.768% due 01/15/2047 •	2,135	2,077
4.818% due 06/15/2047 - 08/15/2057 •	8,032	7,587
5.245% due 11/25/2054 •	42,801	42,713
5.455% due 03/25/2055 •	444	445
5.505% due 02/25/2055 •	6,511	6,529
5.599% due 02/25/2045 •	226	218
5.799% due 07/25/2044 •	43	41
6.500% due 01/25/2028	1	1
6.557% due 01/01/2034 •	95	98
6.564% due 07/01/2036 •	22	23
6.727% due 06/01/2033 •	25	25
6.901% due 10/01/2036 •	8	8
6.919% due 01/01/2034 •	29	29
7.000% due 10/15/2030	5	5
7.195% due 09/01/2036 •	7	8
Ginnie Mae
3.500% due 03/20/2052 - 06/20/2055	389,374	355,022
4.625% due 07/20/2035 •	4	4
4.750% due 12/20/2035 •	120	123
4.752% due 01/20/2072 •	350	349
5.102% due 08/20/2072 •	330	330
5.146% due 08/20/2066 •	3	3
5.202% due 08/20/2072 - 07/20/2073 •	19,884	19,973
5.263% due 01/20/2060 •	1,387	1,397
5.402% due 05/20/2073 •	2,041	2,073
5.446% due 08/20/2069 •	1,070	1,080
5.461% due 08/20/2068 •	8,401	8,441
5.462% due 11/20/2072 •	4,443	4,517
Ginnie Mae, TBA 3.500% due 07/01/2055 (a)	48,700	44,281
Uniform Mortgage-Backed Security
4.000% due 08/01/2038 - 04/01/2050	27,715	26,247
4.500% due 07/01/2052 - 10/01/2052	3,541	3,396
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055 - 08/01/2055	135,130	125,646
4.500% due 08/01/2055	380,200	363,542
5.500% due 08/01/2055	64,300	64,243
6.000% due 08/01/2055	189,600	192,501
6.500% due 08/01/2055	63,600	65,579

Total U.S. Government Agencies (Cost $1,375,931)		1,391,109

U.S. TREASURY OBLIGATIONS 89.3%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2026	35,444	35,053
0.125% due 07/15/2026 (i)	264,978	262,711
0.125% due 10/15/2026	167,507	165,600
0.125% due 04/15/2027	67,028	65,633
0.125% due 01/15/2030	148,921	140,583
0.125% due 07/15/2030 (g)	369,788	347,487
0.125% due 01/15/2031	328,155	304,156
0.125% due 07/15/2031	245,316	225,838
0.125% due 01/15/2032	139,609	126,590
0.125% due 02/15/2051	61,978	33,795
0.125% due 02/15/2052	56,346	30,116
0.250% due 07/15/2029 (g)	336,736	323,455
0.250% due 02/15/2050	103,142	59,972
0.375% due 01/15/2027 (k)	458	452
0.375% due 07/15/2027 (i)	55,126	54,388
0.500% due 01/15/2028 (i)(k)	316,348	310,515
0.625% due 07/15/2032 (g)	380,766	355,320
0.625% due 02/15/2043	79,828	59,384
0.750% due 07/15/2028	254,833	251,775
0.750% due 02/15/2042	194,156	150,899
0.750% due 02/15/2045	165,774	121,137
0.875% due 01/15/2029	80,886	79,648
0.875% due 02/15/2047	188,046	136,370
1.000% due 02/15/2046	186,226	141,234
1.000% due 02/15/2048	65,805	48,444
1.000% due 02/15/2049	45,201	32,828
1.125% due 01/15/2033	97,238	92,961
1.250% due 04/15/2028	91,112	90,958
1.375% due 07/15/2033	322,759	313,592
1.375% due 02/15/2044	200,885	168,819
1.500% due 02/15/2053 (k)	13,596	10,779
1.625% due 10/15/2027 (i)	73,090	74,013
1.625% due 10/15/2029	171,873	174,036
1.625% due 04/15/2030	51,390	51,775
1.750% due 01/15/2028	292,531	296,312
1.750% due 01/15/2034	65,845	65,304
1.875% due 07/15/2034 (g)	301,786	302,192
2.125% due 04/15/2029	100,073	102,790
2.125% due 01/15/2035 (g)	91,578	93,128
2.125% due 02/15/2040	86,164	85,119
2.125% due 02/15/2041	60,271	59,037
2.125% due 02/15/2054	62,814	57,534

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

2.375% due 01/15/2027 (i)	2,746	2,792
2.375% due 10/15/2028 (i)	27,961	29,010
2.375% due 02/15/2055 (g)	79,289	76,724
2.500% due 01/15/2029 (i)	104,096	108,334
3.375% due 04/15/2032 (g)(k)	14,095	15,696
3.625% due 04/15/2028	295,626	314,413
3.875% due 04/15/2029	279,210	304,892

Total U.S. Treasury Obligations (Cost $7,288,595)		6,753,593

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.2%
Adjustable Rate Mortgage Trust
4.751% due 10/25/2035 ~	37	34
7.015% due 08/25/2035 ~	54	54
Alliance Bancorp Trust 4.914% due 07/25/2037 •	2,754	2,458
American Home Mortgage Assets Trust
4.624% due 05/25/2046 •	189	166
4.644% due 10/25/2046 •	3,978	2,014
Banc of America Funding Trust
4.521% due 01/20/2047 ~	2,178	1,878
5.078% due 01/20/2047 ~	64	56
6.253% due 10/25/2036	74	65
6.337% due 01/25/2037	71	66
6.388% due 04/25/2037	57	49
Banc of America Mortgage Trust
5.545% due 11/25/2035 ~	179	159
6.107% due 07/25/2035 ~	90	86
BCAP LLC Trust
4.623% due 04/26/2036 ~	1,030	918
4.774% due 01/25/2037 •	652	601
Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~	379	322
4.250% due 05/25/2047 ~	328	296
4.521% due 02/25/2036 ~	64	59
4.811% due 11/25/2030 ~	21	21
5.785% due 02/25/2034 ~	156	146
5.939% due 01/25/2034 ~	64	62
6.339% due 11/25/2034 ~	19	18
6.464% due 10/25/2035 ~	137	137
6.884% due 01/25/2034 ~	207	208
Bear Stearns ALT-A Trust
4.180% due 08/25/2036 ~	312	210
4.328% due 09/25/2047 ~	2,612	1,269
4.608% due 11/25/2036 ~	494	285
4.810% due 08/25/2036 ~	192	123
4.905% due 09/25/2035 ~	33	19
5.467% due 05/25/2035 ~	12	11
BSST Mortgage Trust 5.612% due 02/15/2037 •	2,100	1,896
Chase Mortgage Finance Trust
4.745% due 12/25/2035 ~	27	25
5.868% due 02/25/2037 ~	23	23
6.550% due 02/25/2037 ~	6	6
ChaseFlex Trust 4.934% due 06/25/2035 •	169	72
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.614% due 07/25/2036 •	116	109
CIM Trust 5.420% due 02/25/2049 •	76	74
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 09/25/2033	92	45
Citigroup Mortgage Loan Trust
4.783% due 09/25/2037 ~	103	95
5.483% due 07/25/2046 ~	316	298
6.490% due 05/25/2035 •	27	28
6.756% due 03/25/2034 ~	31	28
Citigroup Mortgage Loan Trust, Inc. 5.830% due 09/25/2035 •	10	9
Countrywide Alternative Loan Trust
4.612% due 02/20/2047 •	37	30
4.627% due 12/20/2046 •	2,123	1,856
4.819% due 02/25/2037 ~	931	826
4.852% due 03/20/2046 •	86	79
4.852% due 07/20/2046 •	1,827	1,536
5.000% due 07/25/2035	70	38
5.076% due 11/20/2035 •	159	150
5.134% due 10/25/2035 •	60	39
5.399% due 12/25/2035 •	332	285
5.500% due 11/25/2035	13	11
5.750% due 05/25/2036	948	343
6.000% due 01/25/2037	2,827	1,414
6.000% due 02/25/2037	59	23
6.000% due 04/25/2037	1,031	867
6.500% due 08/25/2032	16	17

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
4.252% due 03/25/2037 ~		69	59
4.376% due 02/25/2047 ~		88	77
4.607% due 11/25/2037 ~		835	798
5.014% due 04/25/2035 •		157	149
5.029% due 10/20/2035 ~		7,400	7,013
5.074% due 03/25/2035 •		4	4
5.138% due 11/25/2034 ~		3	3
5.500% due 11/25/2035		68	35
5.500% due 04/25/2038		61	62
6.000% due 04/25/2036		1,119	543
6.000% due 03/25/2037		3,353	1,491
6.874% due 01/20/2035 ~		15	16
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.841% due 10/25/2066 ~		6,508	5,850
6.079% due 04/25/2037		338	95
CSAB Mortgage-Backed Trust 6.184% due 12/25/2036		153	24
First Horizon Alternative Mortgage Securities Trust
5.151% due 09/25/2034 ~		18	19
5.876% due 06/25/2034 ~		117	118
6.000% due 02/25/2037		639	234
6.250% due 08/25/2037		139	48
First Horizon Mortgage Pass-Through Trust 6.431% due 08/25/2035 ~		196	141
GreenPoint MTA Trust 4.874% due 06/25/2045 •		167	153
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	60	69
GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~		$10	9
4.440% due 04/25/2035 ~		19	16
4.723% due 11/25/2035 ~		178	151
4.985% due 11/25/2035 ~		55	54
5.018% due 07/25/2035 ~		57	54
HarborView Mortgage Loan Trust
4.812% due 09/19/2037 •		112	96
4.872% due 05/19/2035 •		3	3
4.912% due 03/19/2036 •		311	284
4.932% due 01/19/2036 •		902	586
5.052% due 11/19/2035 •		209	136
5.052% due 08/19/2045 •		57	54
5.112% due 06/20/2035 •		110	105
5.290% due 01/19/2035 ~		90	84
5.997% due 04/19/2034 ~		41	38
HomeBanc Mortgage Trust 4.705% due 04/25/2037 ~		355	321
IndyMac INDA Mortgage Loan Trust
3.201% due 11/25/2035 ~		113	86
3.795% due 08/25/2036 ~		241	189
5.373% due 11/25/2035 ~		1	1
IndyMac INDB Mortgage Loan Trust 5.034% due 11/25/2035 •		106	60
IndyMac INDX Mortgage Loan Trust
3.332% due 01/25/2036 ~		28	25
3.446% due 06/25/2036 ~		136	118
3.678% due 10/25/2035 ~		82	67
3.736% due 08/25/2035 ~		154	113
4.588% due 12/25/2034 ~		28	27
4.674% due 07/25/2036 •		450	440
4.734% due 06/25/2037 •		252	89
4.834% due 06/25/2046 •		803	701
4.914% due 07/25/2035 •		178	164
4.994% due 07/25/2035 •		193	140
5.297% due 10/25/2034 ~		178	170
JP Morgan Alternative Loan Trust
4.894% due 03/25/2036 •		687	645
4.894% due 12/25/2036 •		8,897	8,222
6.000% due 12/27/2036		103	50
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •		1,681	1,675
JP Morgan Mortgage Trust
5.078% due 11/25/2035 ~		78	61
5.290% due 08/25/2035 ~		33	33
5.479% due 07/25/2035 ~		55	53
5.620% due 10/25/2035 ~		46	32
5.794% due 06/25/2036 ~		12	8
5.875% due 02/25/2035 ~		1	1
6.739% due 07/25/2035 ~		9	9
6.813% due 07/25/2035 ~		5	5
6.830% due 08/25/2035 ~		75	71
Lehman XS Trust
4.794% due 12/25/2036 •		648	629
4.934% due 08/25/2037 •		1,410	1,386
Luminent Mortgage Trust 4.794% due 12/25/2036 •		132	128

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

MASTR Adjustable Rate Mortgages Trust
4.287% due 12/25/2033 ~	1	1
4.644% due 04/25/2046 •	619	569
5.344% due 12/25/2033 ~	124	115
6.043% due 11/21/2034 ~	75	73
MASTR Alternative Loan Trust 4.834% due 03/25/2036 •	915	86
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.126% due 11/15/2031 •	13	12
5.166% due 09/15/2030 •	3	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.866% due 12/15/2030 •	22	21
4.906% due 06/15/2030 •	11	11
5.137% due 10/20/2029 •	12	12
5.286% due 08/15/2032 •	31	31
Merrill Lynch Mortgage Investors Trust
4.934% due 11/25/2035 •	86	82
5.133% due 03/25/2030 •	8	7
5.232% due 09/25/2035 ~	51	41
5.258% due 06/25/2037 ~	96	93
5.333% due 11/25/2029 •	2	2
5.415% due 12/25/2034 ~	89	84
5.519% due 02/25/2035 ~	99	88
6.078% due 05/25/2036 ~	3	3
6.225% due 02/25/2034 ~	266	254
6.247% due 02/25/2033 ~	203	189
Morgan Stanley Mortgage Loan Trust 6.201% due 02/25/2047	168	58
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~	11,998	11,527
4.500% due 05/25/2058 ~	1,818	1,781
New York Mortgage Trust 4.984% due 05/25/2036 ~	45	38
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~	4	0
6.320% due 03/25/2047	150	142
6.638% due 03/25/2047	139	131
Residential Accredit Loans, Inc. Trust
4.734% due 08/25/2035 •	35	25
4.794% due 06/25/2046 •	2,476	536
4.994% due 12/25/2045 •	625	376
5.397% due 10/25/2037 ~	2,668	2,147
5.759% due 09/25/2045 •	64	55
Residential Asset Securitization Trust
4.834% due 05/25/2035 •	3,816	2,318
4.834% due 01/25/2046 •	55	15
5.500% due 06/25/2033	33	33
6.500% due 06/25/2037	1,784	349
Sequoia Mortgage Trust
4.832% due 07/20/2036 •	324	281
5.132% due 10/19/2026 •	5	5
5.192% due 10/20/2027 •	4	4
5.232% due 10/20/2027 •	5	5
5.332% due 12/20/2032 •	11	10
Structured Adjustable Rate Mortgage Loan Trust
4.519% due 11/25/2035 ~	26	24
4.556% due 09/25/2036 ~	270	183
4.728% due 08/25/2035 ~	37	33
4.754% due 10/25/2035 •	244	233
5.030% due 09/25/2035 ~	114	101
5.799% due 01/25/2035 •	9	8
6.210% due 10/25/2037 •	130	117
6.525% due 02/25/2034 ~	48	47
Structured Asset Mortgage Investments Trust
4.694% due 03/25/2037 •	57	21
4.854% due 04/25/2036 •	143	130
4.854% due 05/25/2036 •	1,263	881
4.894% due 02/25/2036 •	117	94
4.932% due 07/19/2035 •	168	163
5.054% due 12/25/2035 •	90	76
5.092% due 09/19/2032 •	17	16
5.092% due 10/19/2034 •	21	20
5.132% due 03/19/2034 •	46	44
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
6.554% due 06/25/2033 ~	9	9
6.869% due 01/25/2034 ~	1	1
TBW Mortgage-Backed Trust 6.470% due 09/25/2036	1,230	29
WaMu Mortgage Pass-Through Certificates Trust
3.413% due 05/25/2037 ~	702	569
3.716% due 04/25/2037 ~	413	374
3.775% due 01/25/2037 ~	567	493
4.068% due 12/25/2046 •	875	748
4.093% due 02/25/2037 ~	157	135
4.182% due 02/27/2034 •	156	151
4.351% due 12/25/2036 ~	393	360

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.449% due 02/25/2037 ~	716	640
4.579% due 08/25/2036 ~	61	55
4.688% due 12/25/2035 ~	12	11
4.894% due 04/25/2045 •	3	3
5.014% due 07/25/2045 •	162	159
5.014% due 10/25/2045 •	74	74
5.064% due 03/25/2035 ~	24	24
5.074% due 07/25/2045 •	6	6
5.094% due 01/25/2045 •	36	36
5.099% due 03/25/2047 •	1,829	1,598
5.114% due 01/25/2045 •	299	295
5.135% due 12/25/2035 ~	88	82
5.141% due 09/25/2035 ~	86	80
5.148% due 12/25/2035 ~	713	675
5.169% due 05/25/2047 •	312	272
5.234% due 10/25/2044 •	98	94
5.379% due 06/25/2046 •	33	31
5.399% due 02/25/2046 •	252	231
5.534% due 07/25/2044 •	366	354
5.599% due 11/25/2042 •	11	10
5.776% due 03/25/2033 ~	2	2
5.782% due 06/25/2033 ~	95	96
5.799% due 06/25/2042 •	20	19
6.205% due 03/25/2034 ~	18	18
Washington Mutual Mortgage Pass-Through Certificates Trust
5.369% due 05/25/2046 •	651	569
6.000% due 06/25/2037	3,757	2,907
6.500% due 08/25/2035	147	125
Wells Fargo Mortgage-Backed Securities Trust
6.140% due 04/25/2036 ~	261	258
6.684% due 12/28/2037 ~	1,044	950
7.414% due 10/25/2036 ~	7	7

Total Non-Agency Mortgage-Backed Securities (Cost $105,008)		92,756

ASSET-BACKED SECURITIES 8.2%
CMBS OTHER 0.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.754% due 01/15/2037 •	3,497	3,504
BDS LLC 6.121% due 03/19/2039 •	4,067	4,077
LoanCore Issuer Ltd. 5.853% due 01/17/2037 •	9,495	9,519
M360 Ltd. 5.936% due 11/22/2038 •	162	160
MF1 LLC 6.468% due 06/19/2037 •	12,739	12,748
MF1 Ltd.
5.509% due 10/16/2036 •	916	916
5.529% due 07/16/2036 •	400	400
TPG Real Estate Finance Issuer Ltd. 5.964% due 02/15/2039 •	8,219	8,236

		39,560

HOME EQUITY OTHER 1.5%
ABFC Trust
5.134% due 06/25/2034 •	1,689	1,696
5.409% due 06/25/2033 •	109	108
ACE Securities Corp. Home Equity Loan Trust
5.214% due 04/25/2034 •	263	249
5.484% due 12/25/2033 •	431	442
Aegis Asset-Backed Securities Trust 5.079% due 12/25/2035 •	1,655	1,557
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.364% due 05/25/2035 •	31	31
Argent Mortgage Loan Trust 4.914% due 05/25/2035 •	1,059	949
Argent Securities Trust
4.734% due 07/25/2036 •	2,362	2,123
4.754% due 05/25/2036 •	1,084	261
Bear Stearns Asset-Backed Securities Trust 5.409% due 06/25/2034 •	41	46
Carrington Mortgage Loan Trust
4.914% due 06/25/2036 •	3,085	2,904
5.034% due 01/25/2036 •	1,145	1,118
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	8,604	8,695
Citigroup Mortgage Loan Trust 4.894% due 12/25/2036 •	2,652	1,789
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates 5.379% due 10/25/2034 •	76	74
Countrywide Asset-Backed Certificates
4.934% due 03/25/2037 •	3,708	3,659

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.634% due 10/25/2035 •	82	81
Countrywide Asset-Backed Certificates Trust
4.574% due 08/25/2037 •	142	129
4.624% due 11/25/2037 •	5,658	5,383
4.684% due 02/25/2036 •	404	390
5.174% due 08/25/2047 •	554	542
5.214% due 11/25/2034 •	255	246
5.805% due 04/25/2036 ~	308	287
6.159% due 11/25/2034 •	2,533	2,269
Credit-Based Asset Servicing & Securitization LLC 3.748% due 06/25/2035 •	350	340
Fremont Home Loan Trust 4.704% due 10/25/2036 •	1,691	1,538
GSAA Trust 6.720% due 03/25/2046 þ	1,070	567
GSAMP Trust
4.574% due 12/25/2036 •	1,608	858
4.804% due 03/25/2047 •	2,841	2,172
5.409% due 03/25/2035 •	2,074	1,981
Home Equity Asset Trust
5.049% due 04/25/2036 •	390	387
5.109% due 02/25/2036 •	5,871	5,761
5.289% due 08/25/2034 •	371	368
HSI Asset Securitization Corp. Trust 4.974% due 02/25/2036 •	621	614
JP Morgan Mortgage Acquisition Trust 4.644% due 10/25/2036 •	65	65
Merrill Lynch Mortgage Investors Trust
4.400% due 11/25/2037 •	8,964	2,803
4.594% due 09/25/2037 •	68	13
4.674% due 02/25/2037 •	99	28
Morgan Stanley ABS Capital, Inc. Trust
4.654% due 10/25/2036 •	1,448	632
4.664% due 10/25/2036 •	106	55
4.774% due 03/25/2037 •	400	171
5.094% due 01/25/2035 •	113	110
5.214% due 01/25/2035 •	158	159
5.349% due 07/25/2034 •	207	210
5.484% due 06/25/2035 •	6,500	6,034
Morgan Stanley Dean Witter Capital, Inc. Trust 5.784% due 02/25/2033 •	164	174
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037 ~	96	47
6.000% due 02/25/2037 ~	73	41
New Century Home Equity Loan Trust
5.199% due 02/25/2035 •	749	726
5.784% due 03/25/2033 •	361	348
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.869% due 03/25/2036 •	609	609
NovaStar Mortgage Funding Trust
4.774% due 11/25/2036 •	1,198	367
5.514% due 06/25/2035 •	32	32
Option One Mortgage Loan Trust 4.674% due 04/25/2037 •	6,304	3,078
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.169% due 09/25/2035 •	1,027	1,008
5.364% due 05/25/2035 •	8,391	7,912
5.484% due 10/25/2034 •	1,394	1,379
6.159% due 02/25/2035 •	1,636	1,501
Renaissance Home Equity Loan Trust 5.534% due 09/25/2037 •	29,923	12,133
Residential Asset Securities Corp. Trust 4.914% due 08/25/2036 •	3,297	2,913
Saxon Asset Securities Trust
1.814% due 05/25/2035 •	237	230
4.744% due 09/25/2037 •	54	52
4.869% due 09/25/2036 •	752	715
5.154% due 11/25/2037 •	1,915	1,629
Securitized Asset-Backed Receivables LLC Trust 4.754% due 07/25/2036 •	2,917	958
Soundview Home Loan Trust 4.614% due 07/25/2037 •	2,389	2,149
Structured Asset Investment Loan Trust
5.139% due 03/25/2034 •	103	107
5.154% due 04/25/2033 •	58	61
Structured Asset Securities Corp. 5.139% due 02/25/2035 •	295	294
Structured Asset Securities Corp. Mortgage Loan Trust
4.734% due 04/25/2036 •	17,884	15,063
5.004% due 10/25/2036 •	1,067	1,060
5.939% due 04/25/2035 •	6	6

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Wells Fargo Home Equity Asset-Backed Securities Trust 6.834% due 12/25/2034 •		278	278

			114,764

MANUFACTURING HOUSE ABS OTHER 0.0%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		3,571	3,386

WHOLE LOAN COLLATERAL 0.6%
Citigroup Mortgage Loan Trust 5.109% due 03/25/2037 •		1,195	1,197
Citigroup Mortgage Loan Trust, Inc. 4.929% due 10/25/2036 •		17,188	16,881
First Franklin Mortgage Loan Trust
4.539% due 10/25/2036 •		1,148	1,051
5.139% due 11/25/2036 •		10,010	9,766
IndyMac INDB Mortgage Loan Trust 4.574% due 07/25/2036 •		3,659	1,150
Lehman XS Trust
4.702% due 06/25/2036 þ		2,532	2,481
4.754% due 05/25/2036 •		2,054	1,777
6.734% due 12/25/2037 •		7,486	7,299
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 6.234% due 04/25/2035 •		1,000	989

			42,591

OTHER ABS 5.6%
37 Capital CLO Ltd.
5.346% due 04/15/2035 •		2,300	2,293
5.536% due 10/15/2034 •		1,700	1,702
5.546% due 07/15/2034 •		2,100	2,102
522 Funding CLO Ltd.
5.479% due 10/23/2034 •		1,750	1,751
5.571% due 10/20/2031 •		2,684	2,688
Adagio CLO DAC 3.209% due 04/15/2032 •	EUR	1,470	1,730
AIMCO CLO 5.530% due 10/17/2034 •		$2,500	2,504
AlbaCore Euro CLO DAC 3.269% due 07/15/2035 •	EUR	1,000	1,180
Anchorage Capital CLO Ltd.
5.369% due 01/20/2035 •		$500	499
5.712% due 04/22/2034 •		4,800	4,811
Apidos CLO 5.481% due 10/20/2030 •		608	609
Arbour CLO DAC
3.155% due 12/15/2038 •	EUR	4,200	4,950
3.293% due 11/15/2037 •		800	943
Ares CLO Ltd.
5.433% due 10/28/2034 •		$4,800	4,805
5.568% due 01/15/2032 •		1,336	1,337
Ares European CLO DAC 3.059% due 10/15/2031 •	EUR	2,919	3,433
Atlantic Avenue Ltd. 5.529% due 01/20/2035 •		$4,750	4,748
Atlas Senior Loan Fund Ltd.
5.499% due 10/23/2032 •		2,008	2,011
5.608% due 01/15/2031 •		111	112
Bain Capital Credit CLO Ltd.
0.000% due 07/15/2035 •(a)		1,600	1,601
5.422% due 10/23/2034 •		500	499
5.469% due 10/20/2034 •		4,400	4,411
5.491% due 07/16/2034 •		2,900	2,898
Barings CLO Ltd.
5.468% due 04/15/2031 •		11,741	11,755
5.521% due 01/20/2031 •		951	952
BBAM European CLO DAC 3.106% due 07/22/2034 •	EUR	1,000	1,175
Black Diamond CLO DAC 3.096% due 01/20/2032 •		88	104
Blackrock European CLO DAC
2.875% due 12/15/2032 •		1,860	2,192
2.899% due 10/15/2031 •		5,800	6,813
3.116% due 07/19/2035 •		1,000	1,173
BlueMountain CLO Ltd.
5.472% due 10/25/2030 •		$2,094	2,095
5.598% due 07/15/2031 •		2,357	2,359
BlueMountain EUR CLO DAC 3.189% due 01/15/2033 •	EUR	899	1,058
Bosphorus CLO DAC
2.899% due 05/25/2034 •		21,600	25,340
2.964% due 12/12/2032 •		1,652	1,949

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Cairn CLO DAC 3.059% due 10/15/2031 •		3,132	3,684
Canyon CLO Ltd. 5.336% due 07/15/2034 •		$1,000	1,001
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		5,800	5,822
Capital Street Master Trust 5.654% due 10/16/2028 •		4,500	4,501
Carlyle Global Market Strategies CLO Ltd.
5.489% due 07/20/2032 •		1,610	1,611
5.511% due 04/17/2031 •		230	231
5.594% due 07/27/2031 •		343	343
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •	EUR	3,355	3,954
Carval CLO Ltd. 5.491% due 07/16/2031 •		$3,480	3,486
Catamaran CLO Ltd. 5.634% due 04/22/2030 •		1,204	1,205
CBAM Ltd.
5.561% due 04/17/2031 •		320	321
5.651% due 04/20/2032 •		892	894
Cedar Funding CLO Ltd. 5.641% due 07/17/2031 •		1,475	1,476
CIFC European Funding CLO DAC 3.329% due 01/15/2034 •	EUR	2,300	2,710
CIFC Funding Ltd.
5.487% due 10/24/2030 •		$3,881	3,882
5.631% due 07/18/2031 •		811	811
Contego CLO DAC 2.823% due 01/23/2030 •	EUR	3,778	4,444
Crestline Denali CLO Ltd. 5.561% due 04/20/2030 •		$45	45
Cumulus Static CLO DAC 3.343% due 11/15/2033 •	EUR	3,070	3,626
CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •		470	554
2.929% due 10/15/2031 •		9,576	11,287
2.974% due 09/22/2034 •		2,500	2,936
CVC Cordatus Opportunity Loan Fund-R DAC 2.983% due 08/15/2033 •		10,125	11,892
Dryden CLO Ltd.
5.362% due 08/20/2034 •		$3,100	3,093
5.501% due 04/18/2031 •		933	935
5.568% due 07/15/2031 •		681	683
Dryden Euro CLO 3.236% due 04/18/2033 •	EUR	978	1,151
Dryden Euro CLO DAC
2.939% due 04/15/2033 •		11,167	13,149
3.003% due 05/15/2034 •		6,913	8,134
3.159% due 04/15/2034 •		900	1,056
3.243% due 01/17/2033 •		814	958
Dryden Senior Loan Fund 5.419% due 10/19/2029 •		$1,875	1,876
Elevation CLO Ltd. 5.412% due 07/25/2034 •		2,300	2,303
Euro-Galaxy CLO DAC 2.811% due 04/24/2034 •	EUR	1,594	1,874
Gallatin CLO Ltd. 5.608% due 07/15/2031 •		$4,971	4,983
GoldenTree Loan Management U.S. CLO Ltd. 5.419% due 10/20/2034 •		1,000	1,001
Golub Capital Partners Static Ltd. 5.499% due 04/20/2033 •		3,166	3,166
Greywolf CLO Ltd. 5.502% due 04/22/2033 •		3,300	3,308
Harvest CLO DAC
2.916% due 10/20/2031 •	EUR	9,313	10,968
2.919% due 10/15/2031 •		856	1,008
3.039% due 07/15/2031 •		1,487	1,753
Hayfin Emerald CLO DAC
3.337% due 11/17/2037 •		4,000	4,706
3.914% due 01/22/2039 •		5,700	6,721
Henley CLO DAC
3.148% due 04/25/2034 •		2,600	3,059
3.158% due 06/10/2034 •		3,100	3,643
ICG U.S. CLO Ltd.
5.251% due 01/16/2033 •		$2,603	2,602
5.591% due 04/21/2031 •		101	101
Invesco Euro CLO DAC
2.929% due 07/15/2031 •	EUR	740	871
3.296% due 10/30/2038 •		4,700	5,526
Jamestown CLO Ltd. 5.552% due 07/25/2035 •		$3,800	3,806
Jubilee CLO DAC 2.929% due 04/15/2031 •	EUR	8,072	9,483

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

KKR CLO Ltd.
5.468% due 07/15/2030 •		$735	736
5.698% due 01/15/2031 •		744	745
LCM Ltd. 5.336% due 10/15/2034 •		2,300	2,294
Madison Park Euro Funding DAC
3.099% due 04/15/2032 •	EUR	11,875	13,957
3.159% due 07/15/2035 •		1,331	1,566
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		$4,600	4,605
5.522% due 10/22/2034 •		1,900	1,903
Man GLG Euro CLO DAC 2.665% due 12/15/2031 •	EUR	3,739	4,393
Marathon CLO Ltd. 5.456% due 04/15/2032 •		$1,284	1,286
Mountain View CLO Ltd. 5.716% due 04/15/2034 •		3,400	3,405
Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •		3,200	3,194
5.330% due 07/17/2036 •		2,700	2,698
Northwoods Capital Ltd. 5.508% due 06/15/2031 •		1,539	1,538
OAK Hill European Credit Partners DAC 2.976% due 10/20/2031 •	EUR	5,157	6,069
Ocean Trails CLO 5.546% due 07/15/2034 •		$2,400	2,403
Octagon Investment Partners Ltd. 5.309% due 01/20/2035 •		2,800	2,785
Octagon Loan Funding Ltd. 5.766% due 11/18/2031 •		131	131
OZLM Ltd. 5.691% due 07/20/2032 •		2,726	2,728
Palmer Square European CLO DAC 3.209% due 04/15/2035 •	EUR	2,800	3,297
Palmer Square European Loan Funding DAC
3.113% due 08/15/2033 •		4,624	5,448
3.133% due 05/15/2034 •		5,128	6,036
3.143% due 05/15/2034 •		2,258	2,658
Parallel Ltd. 5.366% due 07/15/2034 •		$1,600	1,597
Pikes Peak CLO 5.489% due 10/11/2034 •		4,200	4,204
Rad CLO Ltd.
5.512% due 04/25/2032 •		411	411
5.657% due 07/24/2032 •		1,526	1,528
Regatta Funding Ltd. 5.456% due 01/15/2033 •		584	584
Rockford Tower Europe CLO DAC 3.561% due 04/24/2037 •	EUR	1,100	1,296
Romark CLO Ltd. 5.571% due 10/23/2030 •		$1,544	1,546
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		3,100	3,102
Saranac CLO Ltd. 5.724% due 08/13/2031 •		484	483
Segovia European CLO DAC 3.116% due 07/20/2032 •	EUR	3,539	4,174
SLM Student Loan Trust 5.525% due 07/25/2049		$2,714	2,668
Sound Point CLO Ltd.
5.681% due 04/18/2031 •		1,087	1,088
5.741% due 07/20/2032 •		6,060	6,069
St Paul's CLO 3.113% due 01/17/2032 •	EUR	3,852	4,517
St Paul's CLO DAC
2.988% due 04/25/2030 •		3,601	4,244
3.036% due 04/22/2035 •		3,690	4,338
3.138% due 10/25/2035 •		900	1,057
TIAA CLO Ltd. 5.409% due 01/20/2032 •		$300	300
Tikehau CLO DAC 3.179% due 10/15/2031 •	EUR	3,534	4,169
Tralee CLO Ltd. 5.349% due 10/20/2034 •		$2,000	2,002
Venture CLO Ltd.
5.409% due 10/20/2034 •		2,500	2,497
5.578% due 09/07/2030 •		1,271	1,272
5.578% due 07/15/2031 •		546	546
Voya CLO Ltd.
5.469% due 07/20/2032 •		452	452
5.498% due 06/07/2030 •		165	165
5.728% due 10/15/2030 •		459	460
Voya Euro CLO DAC 3.249% due 10/15/2034 •	EUR	2,500	2,943
Wellfleet CLO Ltd. 5.863% due 04/25/2034 •		$5,100	5,110

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Wind River CLO Ltd. 5.581% due 07/18/2031 •		62	62

			419,974

Total Asset-Backed Securities (Cost $619,581)			620,275

SOVEREIGN ISSUES 4.7%
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	39,071	30,185
France Government International Bond
0.100% due 03/01/2026 (d)	EUR	83,612	97,901
0.100% due 07/25/2031 (d)		16,602	18,675
0.100% due 07/25/2038 (d)		120	118
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		20,559	23,579
1.800% due 05/15/2036 (d)		8,587	10,112
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	10,012,806	71,999
0.100% due 03/10/2029 (d)		13,495,561	97,465
Mexican Udibonos 4.000% due 08/24/2034 (d)	MXN	16,653	826
Mexico Government International Bond
5.850% due 07/02/2032 (a)		$1,800	1,824
6.625% due 01/29/2038 (a)		1,700	1,728

Total Sovereign Issues (Cost $364,047)			354,412

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		6,580,000	6,686

Total Preferred Securities (Cost $6,580)			6,686

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380%(f)		1,464,222	1,464

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.335% due 08/07/2025 - 10/21/2025 (b)(c)(k)		6,681	6,625

Total Short-Term Instruments (Cost $8,089)			8,089

Total Investments in Securities (Cost $9,800,406)			9,254,930

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		499,318	4,862

Total Short-Term Instruments (Cost $4,862)			4,862

Total Investments in Affiliates (Cost $4,862)			4,862

Total Investments 122.5% (Cost $9,805,268)			$9,259,792
Financial Derivative Instruments (h)(j) (0.3)%(Cost or Premiums, net $(26,363))			(25,001)
Other Assets and Liabilities, net (22.2)%			(1,677,267)

Net Assets 100.0%			$7,557,524

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	0.450%	05/02/2025	08/01/2025	JPY	(8,433,402)	$(58,607)
BRC	4.410	06/30/2025	07/03/2025	$(77,415)	(77,425)
DEU	4.480	06/25/2025	07/02/2025	(4,767)	(4,770)
JPS	4.500	06/27/2025	07/03/2025	(9,740)	(9,745)
STR	4.480	07/01/2025	07/02/2025	(771,680)	(771,680)
4.490	06/30/2025	07/01/2025	(769,167)	(769,263)

Total Reverse Repurchase Agreements	$(1,691,490)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.5)%
Ginnie Mae, TBA	3.500%	07/01/2055	$208,300	$(186,426)	$(189,400)
Uniform Mortgage-Backed Security, TBA	3.000	07/01/2055	300	(255)	(260)

Total Short Sales (2.5)%	$(186,681)	$(189,660)

(g)	Securities with an aggregate market value of $934,860 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(868,180) at a weighted average interest rate of 2.349%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	5,672	$1,639,683	$3,674	$251	$(752)
Aluminum July Futures	07/2025	102	6,624	337	0	0
Aluminum September Futures	09/2025	44	2,860	62	0	0
Arabica Coffee December Futures	12/2025	18	1,989	(412)	0	(19)
Australia Government 10-Year Bond September Futures	09/2025	1,362	102,745	834	0	(475)
Brent Crude March Futures	01/2026	23	1,488	(46)	0	(2)
Cocoa September Futures	09/2025	10	900	(18)	8	0
Copper September Futures	09/2025	2	254	7	0	(2)
Euro-Bobl September Futures	09/2025	120	16,635	(77)	11	(221)
Euro-BTP September Futures	09/2025	1,684	240,024	774	377	(456)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Euro-Buxl 30-Year Bond September Futures	09/2025	318	44,479	(843)	0	(135)
European Climate Exchange December Futures	12/2025	12	975	(68)	8	(28)
Gas Oil December Futures	12/2025	27	1,700	0	0	(1)
Gold 100 oz. December Futures	12/2025	11	3,699	(58)	22	0
Iron Ore September Futures	09/2025	56	525	(2)	0	(1)
Japan Government 10-Year Bond September Futures	09/2025	14	13,515	40	0	(19)
Lead July Futures	07/2025	48	2,434	72	0	0
Lead September Futures	09/2025	1	51	2	0	0
Live Cattle October Futures	10/2025	48	4,035	(8)	7	0
New York Harbor December Futures	11/2025	22	2,028	41	18	0
Nickel July Futures	07/2025	23	2,078	(84)	0	0
Nickel September Futures	09/2025	1	91	(2)	0	0
Palladium September Futures	09/2025	3	332	17	0	(13)
Platinum October Futures	10/2025	32	2,149	264	0	(14)
RBOB Gasoline December Futures	11/2025	27	2,055	58	0	0
Silver September Futures	09/2025	17	3,075	240	0	(17)
Soybean Meal December Futures	12/2025	228	6,596	(368)	18	0
Soybean November Futures	11/2025	71	3,646	(45)	8	0
Soybean Oil January Futures	01/2026	10	317	2	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	7,431	849,108	14,532	3,341	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	887	105,664	3,774	1,192	0
WTI Crude December Futures	11/2025	17	1,048	(24)	0	(2)
Zinc July Futures	07/2025	43	2,955	7	0	0
Zinc September Futures	09/2025	17	1,170	32	0	0

				$22,714	$5,262	$(2,158)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	5,672	$(1,638,765)	$(2,796)	$418	$(83)
Aluminum July Futures	07/2025	102	(6,624)	(373)	0	0
Aluminum September Futures	09/2025	72	(4,680)	(232)	0	(111)
Arabica Coffee September Futures	09/2025	8	(900)	208	11	0
Cocoa September Futures	09/2025	1	(82)	10	2	0
Corn December Futures	12/2025	137	(2,915)	128	10	0
Corn September Futures	09/2025	296	(6,057)	307	33	0
Cotton No. 2 December Futures	12/2025	90	(3,066)	20	54	0
Euro-Bund September Futures	09/2025	2,652	(406,579)	2,897	1,156	(94)
Euro-Oat September Futures	09/2025	2,371	(345,875)	1,963	754	(167)
Euro-Schatz September Futures	09/2025	1,720	(217,297)	334	192	(61)
Hard Red Winter Wheat December Futures	12/2025	33	(908)	63	11	0
Hard Red Winter Wheat September Futures	09/2025	47	(1,238)	42	16	0
Lead July Futures	07/2025	48	(2,434)	32	0	0
Lead September Futures	09/2025	47	(2,403)	(78)	0	(77)
Lean Hogs October Futures	10/2025	63	(2,328)	21	56	0
Natural Gas January Futures	12/2025	12	(582)	21	29	0
Natural Gas September Futures	08/2025	127	(4,432)	349	335	0
Natural Gas September Futures	08/2025	10	(284)	36	15	0
Nickel July Futures	07/2025	23	(2,078)	83	0	0
Nickel September Futures	09/2025	10	(912)	22	20	(2)
Robusta Coffee September Futures	09/2025	8	(290)	76	3	0
Soybean January Futures	01/2026	45	(2,345)	22	0	(6)
Soybean Meal January Futures	01/2026	35	(1,025)	39	0	(4)
Soybean Oil December Futures	12/2025	19	(601)	(47)	0	(2)
Sugar No. 11 March Futures	02/2026	37	(702)	6	19	0
Sugar No. 11 October Futures	09/2025	73	(1,325)	115	42	0
U.S. Treasury 2-Year Note September Futures	09/2025	8,154	(1,696,223)	(5,007)	0	(382)
U.S. Treasury 5-Year Note September Futures	09/2025	3,900	(425,100)	(4,363)	0	(518)
U.S. Treasury 10-Year Note September Futures	09/2025	925	(103,716)	(1,142)	0	(289)
U.S. Treasury Long-Term Bond September Futures	09/2025	4,352	(502,520)	(18,246)	0	(4,019)
UK Natural Gas August Futures	08/2025	5	(167)	31	8	0
Wheat December Futures	12/2025	18	(504)	17	3	0
Wheat September Futures	09/2025	83	(2,234)	4	10	0
Wheat September Futures	09/2025	65	(747)	91	4	(3)
White Sugar October Futures	09/2025	19	(442)	13	9	0
Zinc July Futures	07/2025	43	(2,955)	(36)	0	0
Zinc September Futures	09/2025	42	(2,890)	(61)	0	(45)

				$(25,431)	$3,210	$(5,863)

Total Futures Contracts				$(2,717)	$8,472	$(8,021)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	375,000	$(6,809)	$2,146	$(4,663)	$0	$(21)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	1,141,690	(252)	374	122	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		10,280,000	(119)	619	500	40	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029		2,225,400	(790)	1,051	261	11	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		8,842,000	164	1,699	1,863	95	0
Receive	1-Day USD-SOFR Compounded-OIS	4.868	Annual	12/22/2025		$183,300	(722)	(267)	(989)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.870	Annual	12/22/2025		73,000	(287)	(108)	(395)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	01/18/2026		33,300	(155)	(2)	(157)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.758	Annual	01/18/2026		1,500	(7)	0	(7)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.760	Annual	01/18/2026		49,370	(230)	(7)	(237)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		328,400	(4,335)	(10,972)	(15,307)	294	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		36,820	(464)	(1,197)	(1,661)	33	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		368,632	(367)	(5,269)	(5,636)	0	(955)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		34,100	1,516	(500)	1,016	0	(118)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052		66,750	(567)	(1,305)	(1,872)	0	(530)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		42,700	2,682	11,483	14,165	0	(248)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		32,700	2,030	9,079	11,109	0	(188)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		144,900	2,987	24,291	27,278	0	(996)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		46,700	1,244	2,258	3,502	0	(369)
Receive(1)	3-Month EUR-EURIBOR	1.830	Annual	09/17/2027	EUR	97,200	0	357	357	33	0
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		85,800	0	(251)	(251)	34	0
Pay	6-Month EUR-EURIBOR	2.879	Annual	08/15/2032		10,500	0	560	560	0	(17)
Pay	6-Month EUR-EURIBOR	2.915	Annual	08/15/2032		112,100	0	6,340	6,340	0	(184)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		837,270	(25,868)	(6,175)	(32,043)	0	(1,695)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		31,090	1,925	16,382	18,307	86	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		34,090	21	20,013	20,034	94	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		54,400	3,377	28,571	31,948	151	0
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		209,780	6,001	19,686	25,687	796	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		15,900	0	145	145	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		102,400	0	213	213	22	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		51,180	(295)	(10,684)	(10,979)	0	(10)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		61,900	(25)	(503)	(528)	76	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		30,600	(81)	(120)	(201)	40	0
Pay	CPTFEMU	2.487	Maturity	05/15/2037		50	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		5,700	5	189	194	4	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		7,900	(206)	504	298	6	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		1,150	2	37	39	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		4,430	0	(22)	(22)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		15,100	0	1,572	1,572	2	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		10,600	71	1,556	1,627	0	(4)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		4,840	0	860	860	0	(1)
Pay	CPTFEMU	2.682	Maturity	10/15/2053		5,400	0	803	803	0	(5)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		8,300	75	1,320	1,395	0	(8)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	CPURNSA	1.980	Maturity	09/19/2025	$28,000	0	(211)	(211)	0	(9)
Pay	CPURNSA	2.033	Maturity	09/23/2025	46,300	0	(333)	(333)	0	(15)
Pay	CPURNSA	2.208	Maturity	10/07/2025	78,479	0	(483)	(483)	0	(25)
Pay	CPURNSA	2.380	Maturity	10/15/2025	22,000	0	(108)	(108)	0	(5)
Pay	CPURNSA	2.341	Maturity	11/07/2025	29,900	0	(193)	(193)	0	(1)
Pay	CPURNSA	2.350	Maturity	11/07/2025	100,000	0	(638)	(638)	0	(4)
Pay	CPURNSA	2.702	Maturity	01/14/2026	62,400	0	(262)	(262)	2	0
Pay	CPURNSA	2.820	Maturity	02/05/2026	36,600	0	(111)	(111)	3	0
Pay	CPURNSA	2.842	Maturity	02/13/2026	38,000	0	(105)	(105)	1	0
Pay	CPURNSA	3.042	Maturity	02/21/2026	2,400	0	(2)	(2)	0	0
Receive	CPURNSA	2.313	Maturity	02/26/2026	67,600	0	8,449	8,449	5	0
Receive	CPURNSA	2.418	Maturity	03/05/2026	79,200	0	9,431	9,431	0	(5)
Pay	CPURNSA	3.323	Maturity	04/23/2026	22,100	0	96	96	0	(10)
Receive	CPURNSA	2.767	Maturity	05/13/2026	45,200	0	4,381	4,381	22	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	18,800	0	1,774	1,774	9	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	20,310	5	2,005	2,010	5	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	20,400	0	2,016	2,016	1	0
Pay	CPURNSA	3.300	Maturity	06/04/2026	38,200	0	85	85	0	(2)
Pay	CPURNSA	2.370	Maturity	06/06/2028	22,300	1,402	(3,814)	(2,412)	0	(5)
Pay	CPURNSA	2.379	Maturity	07/09/2028	14,700	956	(2,512)	(1,556)	0	(3)
Receive	CPURNSA	2.573	Maturity	08/26/2028	9,200	0	729	729	2	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	12,700	0	901	901	2	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	32,400	1,066	(5,431)	(4,365)	0	(12)
Pay	CPURNSA	1.997	Maturity	07/25/2029	9,100	155	(1,499)	(1,344)	0	(3)
Pay	CPURNSA	1.760	Maturity	11/04/2029	78,400	(999)	(12,658)	(13,657)	0	(28)
Pay	CPURNSA	1.882	Maturity	11/20/2029	23,300	14	(3,787)	(3,773)	0	(7)
Receive	CPURNSA	2.311	Maturity	02/24/2031	34,500	30	4,188	4,218	17	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	200	52	(64)	(12)	0	0
Pay	FRCPXTOB	1.410	Maturity	11/15/2039	4,700	392	(1,316)	(924)	2	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	35,000	198	691	889	231	0
Pay	UKRPI	3.466	Maturity	09/15/2034	13,800	0	278	278	78	0

Total Swap Agreements	$(16,208)	$116,223	$100,015	$2,209	$(5,484)

(i)	Securities with an aggregate market value of $84,477 and cash of $9,488 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin asset of $83 and liability of $(149) for closed futures is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CAD	26	$19	$0	$0
07/2025	CNH	37,495	5,204	0	(39)
07/2025	EUR	1,499	1,755	0	(11)
07/2025	$40,710	AUD	62,669	536	0
07/2025	27	CHF	22	0	0
07/2025	1,557	NZD	2,587	20	0
08/2025	AUD	62,669	$40,734	0	(538)
08/2025	CHF	22	27	0	0
08/2025	CNH	99,010	13,814	0	(70)
08/2025	NZD	2,587	1,559	0	(20)
08/2025	$19	CAD	26	0	0
08/2025	1,759	EUR	1,499	11	0
BOA	07/2025	AUD	5,128	$3,340	0	(35)
07/2025	EUR	328,767	373,824	0	(13,447)
07/2025	KRW	6,443,214	4,727	0	(39)
07/2025	PEN	4,500	1,239	0	(31)
07/2025	$4,469	IDR	72,908,293	27	0
07/2025	3	ILS	11	0	0
07/2025	2,026	SGD	2,595	14	0
08/2025	CNH	24,686	$3,451	0	(11)
08/2025	SGD	2,589	2,026	0	(15)
08/2025	TWD	1,658	51	0	(7)
BPS	07/2025	BRL	39,998	7,323	0	(38)
07/2025	KRW	73,302	54	0	0
07/2025	NOK	11,600	1,146	0	(4)
07/2025	SEK	19,090	1,988	0	(30)
07/2025	THB	5,276	160	0	(3)
07/2025	TWD	324,595	9,989	0	(1,187)
07/2025	$7,130	BRL	39,998	232	0
07/2025	9,130	IDR	148,961,380	54	0
07/2025	710	THB	23,254	6	0
07/2025	2,688	TWD	79,976	64	0
08/2025	CNH	54,463	$7,625	0	(12)
08/2025	JPY	2,326	16	0	0
08/2025	TWD	270,482	8,299	0	(1,105)
08/2025	$5,825	INR	506,274	69	0
08/2025	13,080	TWD	378,788	88	0
BRC	07/2025	EUR	6,579	$7,533	0	(217)
07/2025	GBP	19,956	27,152	0	(240)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	ILS	44,491		12,779	0	(431)
	07/2025	KRW	828,998		607	0	(6)
	07/2025	NOK	9,314		916	0	(8)
	07/2025	PLN	1,465		391	0	(15)
	07/2025	TRY	35,383		872	0	(13)
	07/2025		$1,278	AUD	1,961	13	0
	07/2025		6,337	ILS	21,394	15	0
	07/2025		146	KRW	200,560	2	0
	07/2025		6,484	ZAR	117,213	126	0
	08/2025		27,156	GBP	19,956	241	0
	08/2025		879	TRY	36,410	10	0
BSH	07/2025	DKK	72,816		$11,089	0	(407)
	07/2025		$1,259	PEN	4,497	10	0
	09/2025	PEN	4,508		$1,259	0	(10)
CBK	07/2025	CAD	55		40	0	(1)
	07/2025	KRW	47,706,736		34,815	0	(472)
	07/2025	SEK	13,050		1,375	0	(5)
	07/2025	THB	276,074		8,302	0	(199)
	07/2025	TWD	562,914		17,302	0	(2,079)
	07/2025		$2,672	EUR	2,281	15	0
	07/2025		3,264	IDR	53,145,769	13	0
	07/2025		4,476	TWD	132,649	91	0
	08/2025	CNH	11,937		$1,661	0	(13)
	08/2025	TWD	642,017		19,761	0	(2,558)
	08/2025		$42,696	INR	3,680,080	164	(17)
	09/2025	MXN	20,577		$1,072	0	(15)
	09/2025	PEN	12,330		3,335	0	(139)
DUB	07/2025	AUD	2,051		1,321	0	(29)
	07/2025	ILS	21,605		6,234	0	(181)
	07/2025	KRW	831,808		610	0	(5)
	07/2025	SGD	267		207	0	(3)
	07/2025		$8,605	DKK	54,802	47	0
	07/2025		384,274	EUR	331,243	5,913	0
	07/2025		589	IDR	9,596,897	2	0
	07/2025		1,002	TWD	29,799	23	0
	08/2025	CNH	89		$12	0	0
	08/2025	DKK	54,669		8,605	0	(47)
	08/2025	EUR	330,516		384,274	0	(5,907)
	08/2025		$19,840	INR	1,712,033	91	0
	08/2025		5,484	TWD	174,643	587	0
FAR	07/2025	AUD	57,451		$37,067	0	(744)
	07/2025	BRL	361,598		66,262	0	(293)
	07/2025	CHF	15,966		19,388	0	(734)
	07/2025	CNH	19,074		2,654	0	(13)
	07/2025	JPY	19,281,100		134,402	511	0
	07/2025	SGD	675		525	0	(6)
	07/2025		$63,245	BRL	361,598	3,309	0
	07/2025		21,013	CHF	16,822	188	0
	07/2025		11,704	DKK	74,485	56	0
	07/2025		75,647	JPY	11,011,240	817	0
	07/2025		16,449	PLN	60,664	375	0
	07/2025		1,629	SGD	2,078	5	0
	08/2025	CHF	16,753		$21,013	0	(189)
	08/2025	CNH	57,484		8,033	0	(28)
	08/2025	DKK	74,302		11,704	0	(56)
	08/2025	JPY	10,970,746		75,647	0	(817)
	08/2025	SGD	2,392		1,880	0	(6)
	08/2025		$9,481	INR	819,960	65	0
	09/2025		12,435	MXN	242,123	364	0
GLM	07/2025	BRL	417,141		$75,228	0	(1,549)
	07/2025	TWD	56,613		1,740	0	(209)
	07/2025		$76,440	BRL	417,141	338	0
	07/2025		772	IDR	12,582,184	4	0
	07/2025		633	SGD	807	2	0
	07/2025		135	TWD	4,374	16	0
	07/2025		27	ZAR	489	1	0
	08/2025	SGD	805		$633	0	(2)
	08/2025		$264	TWD	8,670	37	0
	09/2025		75,228	BRL	423,614	1,549	0
IND	08/2025		59,640	JPY	8,433,401	0	(880)
JPM	07/2025	BRL	15,939		$2,921	0	(13)
	07/2025	CHF	855		1,043	0	(34)
	07/2025	CNH	36,137		5,007	0	(47)
	07/2025	DKK	56,426		8,546	0	(363)
	07/2025	KRW	4,611,159		3,370	0	(41)
	07/2025	NZD	21		13	0	0
	07/2025	PLN	15,737		4,190	0	(175)
	07/2025	SGD	17,886		13,925	0	(143)
	07/2025	TWD	328,551		10,103	0	(1,209)
	07/2025		$2,724	BRL	15,939	210	0
	07/2025		29,601	PLN	109,411	743	0
	07/2025		1,327	SGD	1,699	9	0
	07/2025		1,860	ZAR	33,235	15	0
	08/2025	CNH	92,471		$12,891	0	(76)
	08/2025	SGD	1,695		1,327	0	(10)
	08/2025	TWD	458,485		14,028	0	(1,911)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	$2,680	EUR	2,281	13	0
08/2025	6,391	INR	554,167	60	0
MBC	07/2025	CAD	126,810	$92,328	0	(794)
07/2025	CHF	23	28	0	(1)
07/2025	CNH	17,324	2,404	0	(19)
07/2025	JPY	880,667	6,130	14	0
07/2025	NZD	1,225	731	0	(16)
07/2025	PLN	11,251	3,005	0	(116)
07/2025	SGD	42,969	33,494	0	(300)
07/2025	THB	138,584	4,187	0	(80)
07/2025	TWD	158,404	4,860	0	(593)
07/2025	$92,326	CAD	126,911	871	0
07/2025	6,437	EUR	5,602	162	0
07/2025	1,980	GBP	1,461	25	0
07/2025	983	IDR	15,976,171	2	0
07/2025	35,015	SGD	45,281	598	0
07/2025	196	TWD	5,817	5	0
08/2025	CAD	126,699	$92,326	0	(874)
08/2025	CNH	46,326	6,441	0	(55)
08/2025	JPY	12,370	86	0	0
08/2025	SGD	45,177	35,015	0	(605)
08/2025	TWD	373,230	11,893	0	(1,082)
MYI	07/2025	JPY	435,554	3,015	0	(10)
07/2025	$25,405	JPY	3,702,840	308	0
07/2025	2,729	NOK	27,531	2	0
07/2025	86	PLN	317	2	0
08/2025	CNH	58,591	$8,184	0	(32)
08/2025	JPY	3,689,228	25,405	0	(308)
08/2025	NOK	27,526	2,729	0	(2)
NGF	07/2025	$9,239	IDR	150,593,092	47	0
SCX	07/2025	ILS	329	$95	0	(3)
07/2025	NZD	1,341	810	0	(8)
07/2025	TWD	19,241	661	0	(2)
07/2025	$3,591	IDR	58,515,766	17	0
07/2025	286	JPY	41,250	1	0
07/2025	6,992	SGD	9,019	101	0
07/2025	1,632	TWD	48,501	37	0
08/2025	CNH	100,943	$14,131	0	(24)
08/2025	JPY	41,098	286	0	(1)
08/2025	SGD	8,998	6,992	0	(102)
08/2025	TWD	88,686	2,718	0	(365)
08/2025	$6,691	INR	574,435	0	(3)
SOG	07/2025	42,338	JPY	6,111,439	101	0
07/2025	285	NOK	2,866	0	(1)
08/2025	JPY	6,089,013	$42,338	0	(102)
08/2025	NOK	2,866	285	1	0
08/2025	$37	INR	3,184	0	0
SSB	07/2025	CAD	20	$15	0	0
07/2025	$25,043	GBP	18,495	345	0
08/2025	15	CAD	20	0	0
UAG	07/2025	ILS	3,269	$911	0	(60)
07/2025	JPY	284,193	1,963	0	(10)
07/2025	KRW	733,693	541	0	(1)
07/2025	NOK	9,482	934	0	(7)
07/2025	THB	22,006	662	0	(15)
07/2025	$541	KRW	734,048	2	0
09/2025	MXN	289	$15	0	0

Total Forward Foreign Currency Contracts	$19,812	$(44,798)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	46,100	$(2,097)	$(1,263)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	26,400	$(235)	$(261)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	26,400	(235)	(163)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	28,800	(664)	(561)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	28,800	(664)	(192)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.465	12/04/2025	65,600	(792)	(712)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.465	12/04/2025	65,600	(792)	(40)

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	61,700	(560)	(556)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	61,700	(560)	(435)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	192,500	(1,765)	(2,116)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	192,500	(1,765)	(1,119)

$(8,032)	$(6,155)

Total Written Options	$(10,129)	$(7,418)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

SAL	CMBX.NA.AAA.12 Index	0.500%	Monthly	08/17/2061	$12,300	$(26)	$91	$65	$0

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	U.S. Treasury Inflation Protected Securities	0	4.46	Maturity	08/11/2025	$375,000	$0	$1,781	$1,781	$0
MYC	Receive	U.S. Treasury Inflation Protected Securities	0	4.5	Maturity	07/28/2025	379,000	0	5,236	5,236	0
Receive	U.S. Treasury Inflation Protected Securities	0	4.57	Maturity	07/28/2025	300,000	0	326	326	0
SOG	Receive	U.S. Treasury Inflation Protected Securities	0	4.480% (FEDL01 plus a specified spread)	Maturity	07/21/2025	425,000	0	2,885	2,885	0

$0	$10,228	$10,228	$0

Total Swap Agreements	$(26)	$10,319	$10,293	$0

(k)

Securities with an aggregate market value of $27,104 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$24,799	$1,327	$26,126
Industrials	0	1,884	0	1,884
U.S. Government Agencies	0	1,391,109	0	1,391,109
U.S. Treasury Obligations	0	6,753,593	0	6,753,593
Non-Agency Mortgage-Backed Securities	0	92,756	0	92,756
Asset-Backed Securities
CMBS Other	0	39,560	0	39,560
Home Equity Other	0	114,764	0	114,764
Manufacturing House ABS Other	0	3,386	0	3,386
Whole Loan Collateral	0	42,591	0	42,591
Other ABS	0	419,974	0	419,974
Sovereign Issues	0	354,412	0	354,412
Preferred Securities
Banking & Finance	0	6,686	0	6,686
Short-Term Instruments

Schedule of Investments PIMCO Real Return Fund (Cont.)	June 30, 2025 (Unaudited)

Mutual Funds	0	1,464	0	1,464
U.S. Treasury Bills	0	6,625	0	6,625

	$0	$9,253,603	$1,327	$9,254,930
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$4,862	$0	$0	$4,862

Total Investments	$4,862	$9,253,603	$1,327	$9,259,792

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(189,660)	$0	$(189,660)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3,938	6,743	0	10,681
Over the counter	0	30,105	0	30,105

	$3,938	$36,848	$0	$40,786
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2,812)	(10,693)	0	(13,505)
Over the counter	0	(52,216)	0	(52,216)

	$(2,812)	$(62,909)	$0	$(65,721)

Total Financial Derivative Instruments	$1,126	$(26,061)	$0	$(24,935)

Totals	$5,988	$9,037,882	$1,327	$9,045,197

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 186.5% ¤
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 1.3%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$68	$65
HSBC Holdings PLC 6.000% due 03/29/2040	GBP	1,126	1,506
Jyske Realkredit AS
0.500% due 10/01/2043	DKK	43	6
1.000% due 10/01/2053		387	45
1.500% due 10/01/2053		12,474	1,585
2.000% due 10/01/2053		5,027	663
2.500% due 10/01/2047		2	0
Nordea Kredit Realkreditaktieselskab
0.500% due 10/01/2043		1,954	255
1.000% due 10/01/2050		1	0
1.500% due 10/01/2053		1,349	151
Nykredit Realkredit AS
1.000% due 10/01/2050		1	0
1.000% due 10/01/2053		74	9
2.500% due 10/01/2047		2	0
Realkredit Danmark AS
1.000% due 10/01/2050		3,358	416
1.000% due 10/01/2053		3,397	419
1.500% due 10/01/2053		9,539	1,210
2.500% due 04/01/2047		6	1
UBS Group AG
0.650% due 09/10/2029	EUR	200	215
7.750% due 03/01/2029 •		100	133

			6,679

INDUSTRIALS 0.1%
VMware LLC 3.900% due 08/21/2027		$161	160

Total Corporate Bonds & Notes (Cost $7,999)			6,839

U.S. GOVERNMENT AGENCIES 15.3%
Fannie Mae 5.697% due 09/01/2044 - 10/01/2044 •		5	5
Freddie Mac
5.018% due 12/15/2037 •		27	27
6.564% due 07/01/2036 •		17	17
6.901% due 10/01/2036 •		6	6
7.195% due 09/01/2036 •		6	6
Ginnie Mae
3.500% due 05/20/2052 - 06/20/2055		26,500	24,162
5.461% due 08/20/2068 •		1,060	1,065
Ginnie Mae, TBA 3.500% due 07/01/2055		2,000	1,818
Uniform Mortgage-Backed Security
4.000% due 09/01/2048 - 03/01/2049		60	56
5.500% due 05/01/2054 - 08/01/2054		2,347	2,349
6.000% due 03/01/2054		2,916	2,967
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055 - 08/01/2055		9,900	9,206
4.500% due 08/01/2055		21,000	20,080
6.000% due 08/01/2055		10,400	10,559
6.500% due 08/01/2055		4,300	4,434

Total U.S. Government Agencies (Cost $75,882)			76,757

U.S. TREASURY OBLIGATIONS 110.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2026 (i)		18,710	18,550
0.125% due 10/15/2026 (g)		40,380	39,920
0.125% due 04/15/2027 (g)		31,355	30,703
0.125% due 01/15/2030 (g)		34,035	32,130
0.250% due 07/15/2029 (g)		31,099	29,872
0.250% due 02/15/2050 (k)		749	435
0.375% due 01/15/2027 (g)		27,022	26,656
0.375% due 07/15/2027 (g)		28,196	27,819

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

0.500% due 01/15/2028 (g)	29,519	28,974
0.625% due 01/15/2026	42	42
0.625% due 02/15/2043 (k)	480	357
0.750% due 07/15/2028 (g)(k)	25,940	25,629
0.750% due 02/15/2045 (k)	409	299
0.875% due 01/15/2029	21,215	20,890
1.000% due 02/15/2046 (k)	1,760	1,335
1.250% due 04/15/2028 (g)	32,189	32,134
1.375% due 02/15/2044	102	86
1.625% due 10/15/2027 (g)	28,424	28,783
1.625% due 10/15/2029 (g)	49,951	50,580
1.625% due 04/15/2030	20,455	20,609
1.750% due 01/15/2028 (i)	13,037	13,206
1.750% due 01/15/2034 (k)	3,131	3,105
1.875% due 07/15/2034 (g)	12,165	12,181
2.125% due 04/15/2029 (g)	46,252	47,507
2.125% due 01/15/2035	102	103
2.125% due 02/15/2054	105	96
2.375% due 01/15/2027	13,536	13,764
2.375% due 10/15/2028 (g)	38,120	39,549
3.875% due 04/15/2029	9,951	10,866

Total U.S. Treasury Obligations (Cost $550,945)		556,180

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.7%
Alliance Bancorp Trust 4.914% due 07/25/2037 •	1,203	1,074
BCAP LLC Trust 4.623% due 04/26/2036 ~	186	166
Bear Stearns Adjustable Rate Mortgage Trust
4.235% due 07/25/2036 ~	37	31
4.521% due 02/25/2036 ~	88	81
5.837% due 01/25/2035 ~	17	17
Bear Stearns ALT-A Trust 5.467% due 05/25/2035 ~	257	246
Chase Mortgage Finance Trust 4.745% due 12/25/2035 ~	1	1
Citigroup Mortgage Loan Trust
6.490% due 05/25/2035 •	1	1
6.756% due 03/25/2034 ~	17	16
Countrywide Alternative Loan Trust 5.500% due 11/25/2035	30	25
Countrywide Home Loan Mortgage Pass-Through Trust
5.500% due 01/25/2035	60	61
6.000% due 04/25/2036	159	77
Countrywide Home Loan Reperforming REMIC Trust 4.774% due 06/25/2035 •	13	12
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 5.134% due 10/25/2035 •	151	68
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.154% due 10/26/2036 ~	8	7
First Horizon Alternative Mortgage Securities Trust 6.000% due 02/25/2037	236	86
GSR Mortgage Loan Trust
4.729% due 01/25/2036 ~	22	21
6.562% due 09/25/2035 ~	1	1
HarborView Mortgage Loan Trust 4.872% due 05/19/2035 •	151	145
IndyMac INDX Mortgage Loan Trust 4.994% due 07/25/2035 •	1,289	936
Residential Asset Securitization Trust
4.834% due 05/25/2035 •	542	329
5.750% due 03/25/2037	208	60
Structured Adjustable Rate Mortgage Loan Trust 5.267% due 03/25/2036 ~	70	56
Structured Asset Mortgage Investments Trust 4.854% due 04/25/2036 •	2	2
WaMu Mortgage Pass-Through Certificates Trust 4.579% due 08/25/2036 ~	4	3
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035	36	31
Wells Fargo Mortgage-Backed Securities Trust 7.414% due 10/25/2036 ~	1	1

Total Non-Agency Mortgage-Backed Securities (Cost $4,331)		3,554

ASSET-BACKED SECURITIES 13.7%
CMBS OTHER 0.2%
BDS LLC 6.121% due 03/19/2039 •	467	468

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

MF1 LLC 6.468% due 06/19/2037 •	755	755

		1,223

HOME EQUITY OTHER 4.9%
ACE Securities Corp. Home Equity Loan Trust 5.559% due 04/25/2035 •	1,144	1,028
Argent Mortgage Loan Trust 4.914% due 05/25/2035 •	251	225
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	286	289
Citigroup Mortgage Loan Trust
4.704% due 05/25/2037 •	3,400	3,220
4.894% due 12/25/2036 •	33	22
Countrywide Asset-Backed Certificates 4.934% due 03/25/2037 •	347	343
Countrywide Asset-Backed Certificates Trust
4.574% due 07/25/2037 •	247	230
4.624% due 11/25/2037 •	3,244	3,086
4.714% due 05/25/2035 •	38	38
4.834% due 09/25/2037 •	64	59
4.914% due 05/25/2036 •	2,839	2,406
5.805% due 04/25/2036 ~	245	229
Fremont Home Loan Trust 4.704% due 10/25/2036 •	369	336
GSAMP Trust
5.169% due 09/25/2035 •	17	17
5.409% due 03/25/2035 •	372	356
Home Equity Asset Trust 4.668% due 10/25/2035 •	1,130	1,121
Home Equity Mortgage Loan Asset-Backed Trust 4.654% due 04/25/2037 •	330	255
HSI Asset Securitization Corp. Trust 4.974% due 02/25/2036 •	109	107
Long Beach Mortgage Loan Trust 4.674% due 08/25/2036 •	283	114
MASTR Asset-Backed Securities Trust 4.774% due 06/25/2036 •	750	693
Merrill Lynch Mortgage Investors Trust
4.854% due 02/25/2037 •	5,252	1,484
5.154% due 05/25/2036 •	5	5
Renaissance Home Equity Loan Trust 5.534% due 09/25/2037 •	3,035	1,230
Residential Asset Securities Corp. Trust
4.714% due 09/25/2036 •	1,575	1,560
4.914% due 08/25/2036 •	1,072	947
Securitized Asset-Backed Receivables LLC Trust 5.109% due 10/25/2035 •	2,592	2,506
Soundview Home Loan Trust 4.634% due 06/25/2037 •	2,655	1,806
Structured Asset Securities Corp. Mortgage Loan Trust 5.004% due 10/25/2036 •	532	528
Wells Fargo Home Equity Asset-Backed Securities Trust 6.834% due 12/25/2034 •	391	391

		24,631

MANUFACTURING HOUSE ABS OTHER 0.6%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~	3,087	2,928

WHOLE LOAN COLLATERAL 2.1%
Citigroup Mortgage Loan Trust, Inc. 4.929% due 10/25/2036 •	1,046	1,027
First Franklin Mortgage Loan Trust
4.654% due 12/25/2037 •	1,033	996
5.139% due 11/25/2036 •	1,561	1,523
5.304% due 09/25/2035 •	554	552
IndyMac INDB Mortgage Loan Trust 4.574% due 07/25/2036 •	3,417	1,074
Lehman XS Trust 4.702% due 06/25/2036 þ	582	570
Securitized Asset-Backed Receivables LLC Trust 4.934% due 05/25/2036 •	3,311	1,707
Specialty Underwriting & Residential Finance Trust 4.754% due 09/25/2037 •	6,119	2,979

		10,428

OTHER ABS 5.9%
AIMCO CLO 5.530% due 10/17/2034 •	300	301
Apidos CLO 5.481% due 10/20/2030 •	735	736

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Bain Capital Euro CLO DAC 2.976% due 01/20/2032 •	EUR	664	780
BlueMountain EUR CLO DAC 3.189% due 01/15/2033 •		3,197	3,763
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •		252	297
CIFC European Funding CLO DAC 3.329% due 01/15/2034 •		4,300	5,067
Crestline Denali CLO Ltd. 5.561% due 04/20/2030 •		$17	17
CVC Cordatus Loan Fund DAC 2.974% due 09/22/2034 •	EUR	1,100	1,292
Dryden Euro CLO DAC 3.243% due 01/17/2033 •		1,258	1,481
GoldenTree Loan Management U.S. CLO Ltd. 5.419% due 10/20/2034 •		$2,000	2,001
Harvest CLO DAC 3.039% due 07/15/2031 •	EUR	595	701
Hayfin Emerald CLO DAC 3.337% due 11/17/2037 •		1,100	1,294
KKR CLO Ltd.
5.468% due 07/15/2030 •		$84	84
5.698% due 01/15/2031 •		143	143
Madison Park Funding Ltd. 5.522% due 10/22/2034 •		400	401
Northwoods Capital Ltd. 5.508% due 06/15/2031 •		268	267
Palmer Square Loan Funding Ltd. 5.318% due 10/15/2029 •		44	44
Rad CLO Ltd. 5.657% due 07/24/2032 •		2,624	2,628
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		600	600
Symphony CLO Ltd.
5.449% due 04/18/2033 •		1,800	1,802
5.511% due 04/19/2034 •		2,500	2,503
TCI-Symphony CLO Ltd. 5.523% due 10/13/2032 •		2,544	2,546
Voya CLO Ltd. 5.728% due 10/15/2030 •		100	101
Voya Euro CLO DAC 3.239% due 07/15/2035 •	EUR	700	824

			29,673

Total Asset-Backed Securities (Cost $71,522)			68,883

SOVEREIGN ISSUES 4.4%
Canada Government Bond 4.250% due 12/01/2026 (d)	CAD	5,087	3,930
France Government International Bond 0.100% due 07/25/2038 (d)	EUR	120	118
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (d)		1,238	1,420
1.800% due 05/15/2036 (d)		414	487
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	720,359	5,180
0.100% due 03/10/2029 (d)		1,513,761	10,932
Mexican Udibonos 4.000% due 08/24/2034 (d)	MXN	1,182	59

Total Sovereign Issues (Cost $23,540)			22,126

		SHARES
COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.1%
Marriott International, Inc. 'A'		948	259

REAL ESTATE 0.1%
CBRE Group, Inc. 'A' (a)		4,339	608
Jones Lang LaSalle, Inc. (a)		1,161	297

			905

Total Common Stocks (Cost $1,147)			1,164

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Bank of America Corp. 5.875% due 03/15/2028 •(e)		917,000	932

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Total Preferred Securities (Cost $917)		932

REAL ESTATE INVESTMENT TRUSTS 39.9%
REAL ESTATE 39.9%
Acadia Realty Trust	13,376	248
Agree Realty Corp.	21,316	1,557
Alexander & Baldwin, Inc.	7,485	133
Alexandria Real Estate Equities, Inc.	30,273	2,199
American Assets Trust, Inc.	9,313	184
American Healthcare REIT, Inc.	15,645	575
American Homes 4 Rent 'A'	75,644	2,728
Americold Realty Trust, Inc.	52,708	877
Apartment Investment and Management Co. 'A'	12,734	110
Apple Hospitality REIT, Inc.	44,120	515
AvalonBay Communities, Inc.	28,664	5,833
Brandywine Realty Trust	18,199	78
Brixmor Property Group, Inc.	41,358	1,077
Broadstone Net Lease, Inc.	67,843	1,089
BXP, Inc.	15,012	1,013
Camden Property Trust	23,156	2,609
CareTrust REIT, Inc.	18,454	565
Centerspace	1,732	104
Chatham Lodging Trust	5,110	36
Community Healthcare Trust, Inc.	2,621	44
COPT Defense Properties	11,043	305
Cousins Properties, Inc.	31,719	953
CubeSmart	45,597	1,938
Curbline Properties Corp.	9,296	212
DiamondRock Hospitality Co.	40,357	309
Digital Realty Trust, Inc.	66,602	11,611
Diversified Healthcare Trust	19,530	70
Douglas Emmett, Inc.	16,446	247
Easterly Government Properties, Inc.	4,232	94
EastGroup Properties, Inc.	10,244	1,712
Elme Communities	8,895	141
Empire State Realty Trust, Inc. 'A'	13,336	108
EPR Properties	9,796	571
Equinix, Inc.	20,768	16,520
Equity LifeStyle Properties, Inc.	45,160	2,785
Equity Residential	68,474	4,621
Essential Properties Realty Trust, Inc.	54,466	1,738
Essex Property Trust, Inc.	12,748	3,613
Extra Space Storage, Inc.	38,118	5,620
Federal Realty Investment Trust	15,285	1,452
First Industrial Realty Trust, Inc.	36,425	1,753
Four Corners Property Trust, Inc.	10,107	272
Gaming & Leisure Properties, Inc.	5,351	250
Getty Realty Corp.	5,289	146
Gladstone Commercial Corp.	4,600	66
Global Medical REIT, Inc.	6,561	45
Global Net Lease, Inc.	19,701	149
Healthcare Realty Trust, Inc.	36,571	580
Healthpeak Properties, Inc.	142,148	2,489
Highwoods Properties, Inc.	20,806	647
Host Hotels & Resorts, Inc.	168,864	2,594
Hudson Pacific Properties, Inc.	11,660	32
Independence Realty Trust, Inc.	23,785	421
Innovative Industrial Properties, Inc.	2,654	147
Invitation Homes, Inc.	148,862	4,883
JBG SMITH Properties	7,266	126
Kilroy Realty Corp.	10,535	361
Kimco Realty Corp.	144,549	3,038
Kite Realty Group Trust	76,263	1,727
LXP Industrial Trust	87,522	723
Macerich Co.	25,398	411
Medical Properties Trust, Inc.	60,248	260
Mid-America Apartment Communities, Inc.	23,107	3,420
National Health Investors, Inc.	9,369	657
National Storage Affiliates Trust	7,118	228
NET Lease Office Properties (a)	1,388	45
NETSTREIT Corp.	7,889	134
NexPoint Residential Trust, Inc.	2,253	75
NNN REIT, Inc.	36,130	1,560
Omega Healthcare Investors, Inc.	63,815	2,339
Paramount Group, Inc.	19,091	116
Park Hotels & Resorts, Inc.	39,534	404
Pebblebrook Hotel Trust	11,916	119
Phillips Edison & Co., Inc.	24,724	866
Piedmont Office Realty Trust, Inc. 'A'	12,956	94
Plymouth Industrial REIT, Inc.	4,126	66
Prologis, Inc.	177,339	18,642
Public Storage	31,824	9,338
Realty Income Corp.	174,493	10,053
Regency Centers Corp.	32,078	2,285

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Rexford Industrial Realty, Inc.	32,844	1,168
RLJ Lodging Trust	15,931	116
Ryman Hospitality Properties, Inc.	11,512	1,136
Sabra Health Care REIT, Inc.	13,474	248
Service Properties Trust	17,412	42
Sila Realty Trust, Inc.	10,877	257
Simon Property Group, Inc.	59,554	9,574
SITE Centers Corp.	4,445	50
SL Green Realty Corp.	13,904	861
STAG Industrial, Inc.	37,012	1,343
Summit Hotel Properties, Inc.	9,584	49
Sun Communities, Inc.	23,761	3,006
Sunstone Hotel Investors, Inc.	39,576	343
Tanger, Inc.	11,410	349
Terreno Realty Corp.	10,493	588
UDR, Inc.	71,403	2,915
UMH Properties, Inc.	7,667	129
Universal Health Realty Income Trust	1,331	53
Urban Edge Properties	12,684	237
Ventas, Inc.	100,547	6,350
Veris Residential, Inc.	8,082	120
VICI Properties, Inc.	7,713	251
Vornado Realty Trust	32,666	1,249
Welltower, Inc.	131,881	20,274
WP Carey, Inc.	33,358	2,081
Xenia Hotels & Resorts, Inc.	9,753	123

Total Real Estate Investment Trusts (Cost $188,758)		200,667

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (f)	154,956	155

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.1%
4.338% due 07/17/2025 - 09/16/2025 (b)(c)(k)	$715	708

Total Short-Term Instruments (Cost $864)		863

Total Investments in Securities (Cost $925,905)		937,965

	SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III	15,919	155

Total Short-Term Instruments (Cost $155)		155

Total Investments in Affiliates (Cost $155)		155

Total Investments 186.5% (Cost $926,060)		$938,120
Financial Derivative Instruments (h)(j) (0.7)%(Cost or Premiums, net $(1,468))		(3,552)
Other Assets and Liabilities, net (85.8)%		(431,438)

Net Assets 100.0%		$503,130

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security did not produce income within the last twelve months.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	4.450%	06/09/2025	07/17/2025	$(46,692)	$(46,818)
BSN	4.450	06/09/2025	07/14/2025	(292,962)	(293,759)
CIB	4.440	06/06/2025	07/18/2025	(50,356)	(50,512)
JPS	4.450	06/23/2025	07/07/2025	(646)	(647)
STR	4.480	07/01/2025	07/02/2025	(1,985)	(1,985)
4.490	06/30/2025	07/01/2025	(1,612)	(1,612)

Total Reverse Repurchase Agreements	$(395,333)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.4)%
Ginnie Mae, TBA	3.500%	07/01/2055	$13,300	$(11,871)	$(12,093)

Total Short Sales (2.4)%	$(11,871)	$(12,093)

(g)	Securities with an aggregate market value of $395,504 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(406,749) at a weighted average interest rate of 4.442%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	379	$109,563	$246	$17	$(50)
Australia Government 10-Year Bond September Futures	09/2025	87	6,563	53	0	(31)
Euro-Bobl September Futures	09/2025	75	10,397	(47)	7	(22)
Euro-BTP September Futures	09/2025	110	15,679	45	24	(30)
Euro-Buxl 30-Year Bond September Futures	09/2025	36	5,035	(96)	0	(15)
Japan Government 10-Year Bond September Futures	09/2025	1	965	3	0	(1)
U.S. Treasury 10-Year Note September Futures	09/2025	36	4,037	67	11	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	206	23,539	488	100	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	379	45,148	1,550	503	0

$2,309	$662	$(149)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	379	$(109,501)	$(187)	$28	$(5)
Euro-Bund September Futures	09/2025	225	(34,495)	261	98	(8)
Euro-Oat September Futures	09/2025	138	(20,131)	150	44	(10)
Euro-Schatz September Futures	09/2025	135	(17,055)	27	15	(5)
U.S. Treasury 2-Year Note September Futures	09/2025	508	(105,676)	(332)	0	(27)
U.S. Treasury 5-Year Note September Futures	09/2025	386	(42,074)	(462)	0	(51)
U.S. Treasury Long-Term Bond September Futures	09/2025	616	(71,129)	(2,540)	0	(616)

$(3,083)	$185	$(722)

Total Futures Contracts	$(774)	$847	$(871)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin(2)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	18,100	$(328)	$103	$(225)	$0	$(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	JPY	190,000	(4)	24	20	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	1,250,000	(14)	75	61	5	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	613,200	(33)	105	72	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	319,000	6	61	67	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.606	Annual	10/31/2025	$29,300	(157)	208	51	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	4.611	Annual	10/31/2025	4,800	(26)	35	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	57,600	101	(57)	44	3	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/15/2028	10,600	(1)	655	654	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	42,500	(561)	(1,420)	(1,981)	38	0
Receive	1-Day USD-SOFR Compounded-OIS	1.840	Semi-Annual	11/21/2028	5,700	(1)	351	350	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	20,800	(262)	(676)	(938)	19	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032	15,800	(16)	(226)	(242)	0	(41)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	1,400	(13)	(49)	(62)	5	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	11/15/2052	7,980	(61)	(163)	(224)	0	(63)
Pay	1-Day USD-SOFR Compounded-OIS	1.975	Semi-Annual	11/15/2053	2,200	1	(848)	(847)	12	0
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053	8,700	546	2,340	2,886	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	1.888	Semi-Annual	11/21/2053	1,200	0	(479)	(479)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053	4,200	261	1,166	1,427	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054	10,500	201	1,776	1,977	0	(72)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	3,100	83	149	232	0	(25)
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027	EUR	12,700	0	(37)	(37)	5	0
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	64,240	(2,061)	(398)	(2,459)	0	(130)
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052	3,700	229	1,950	2,179	10	0
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052	3,900	2	2,290	2,292	11	0
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052	8,700	542	4,567	5,109	24	0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		11,400	889	507	1,396	43	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		900	0	8	8	0	0
Receive	CPTFEMU	1.636	Maturity	06/15/2027		6,700	0	14	14	2	0
Receive	CPTFEMU	2.975	Maturity	08/15/2027		3,700	15	(60)	(45)	2	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		4,900	(34)	(1,017)	(1,051)	0	(1)
Receive	CPTFEMU	2.600	Maturity	05/15/2032		7,000	54	(35)	19	10	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		2,500	(23)	(60)	(83)	2	0
Receive	CPTFEMU	2.470	Maturity	07/15/2032		200	0	0	0	0	0
Pay	CPTFEMU	2.362	Maturity	11/15/2033		1,100	0	52	52	0	(2)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,600	(2)	(29)	(31)	4	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,400	(1)	(8)	(9)	2	0
Receive	CPTFEMU	2.487	Maturity	05/15/2037		540	14	(14)	0	1	0
Pay	CPTFEMU	1.242	Maturity	08/15/2039		930	0	(264)	(264)	0	(1)
Pay	CPTFEMU	2.580	Maturity	03/15/2052		100	0	3	3	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		500	(13)	32	19	0	0
Pay	CPTFEMU	2.550	Maturity	04/15/2052		700	1	23	24	0	0
Pay	CPTFEMU	2.421	Maturity	05/15/2052		350	0	(2)	(2)	0	0
Pay	CPTFEMU	2.590	Maturity	12/15/2052		1,000	0	104	104	0	0
Pay	CPTFEMU	2.680	Maturity	04/15/2053		900	1	131	132	0	0
Pay	CPTFEMU	2.700	Maturity	04/15/2053		600	4	88	92	0	0
Pay	CPTFEMU	2.763	Maturity	09/15/2053		1,000	3	175	178	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		300	0	45	45	0	0
Receive	CPTFEMU	2.620	Maturity	11/15/2053		300	0	(39)	(39)	0	0
Pay	CPURNSA	2.380	Maturity	10/15/2025		$2,200	0	(11)	(11)	0	(1)
Pay	CPURNSA	2.700	Maturity	01/14/2026		4,200	0	(18)	(18)	0	0
Pay	CPURNSA	2.820	Maturity	02/05/2026		1,800	0	(5)	(5)	0	0
Pay	CPURNSA	2.842	Maturity	02/13/2026		1,900	0	(5)	(5)	0	0
Pay	CPURNSA	3.042	Maturity	02/21/2026		1,900	0	(1)	(1)	0	0
Pay	CPURNSA	3.323	Maturity	04/23/2026		500	0	2	2	0	0
Receive	CPURNSA	2.767	Maturity	05/13/2026		3,000	0	291	291	2	0
Receive	CPURNSA	2.813	Maturity	05/14/2026		2,100	0	198	198	1	0
Receive	CPURNSA	2.703	Maturity	05/25/2026		4,320	1	427	428	1	0
Receive	CPURNSA	2.690	Maturity	06/01/2026		100	0	10	10	0	0
Receive	CPURNSA	1.797	Maturity	08/25/2027		8,900	0	1,551	1,551	5	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		4,400	0	736	736	2	0
Pay	CPURNSA	2.379	Maturity	07/09/2028		3,400	(1)	(359)	(360)	0	(1)
Pay	CPURNSA	1.954	Maturity	06/03/2029		6,700	0	(1,036)	(1,036)	0	(3)
Pay	CPURNSA	1.997	Maturity	07/25/2029		6,900	5	(1,024)	(1,019)	0	(2)
Pay	CPURNSA	1.280	Maturity	05/19/2030		5,300	0	(1,175)	(1,175)	0	(3)
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	1,280	5	(81)	(76)	2	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	2,300	13	45	58	15	0
Pay	UKRPI	3.466	Maturity	09/15/2034		1,000	0	20	20	6	0

Total Swap Agreements							$(635)	$10,721	$10,086	$246	$(436)

(i)	Securities with an aggregate market value of $1,380 and cash of $5,787 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	This instrument has a forward starting effective date.
(2)	Unsettled variation margin liability of $(2) for closed futures is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month				Currency to be Delivered			Currency to be Received	Asset		Liability

AZD	07/2025			CNH	2,632			$365	$0		$(3)
	07/2025			EUR	249			291	0		(2)
	07/2025				$2,845		AUD	4,379	38		0
	07/2025				226		NZD	376	3		0
	08/2025			AUD	4,379			$2,847	0		(38)
	08/2025			CNH	6,156			858	0		(5)
	08/2025			NZD	376			226	0		(3)
	08/2025				$292		EUR	249	2		0
BOA	07/2025			EUR	14,575			$16,573	0		(596)
	07/2025			KRW	384,846			282	0		(2)
	07/2025				$203		IDR	3,314,013	1		0
	07/2025				144		SGD	185	1		0
	08/2025			CNH	2,776			$388	0		(1)
	08/2025			SGD	184			144	0		(1)
	08/2025			TWD	104			3	0		0
BPS	07/2025			BRL	1,781			326	0		(2)
	07/2025			SEK	765			80	0		(1)
	07/2025			THB	1,543			46	0		(1)
	07/2025			TWD	20,028			616	0		(73)
	07/2025				$320		BRL	1,781	8		0
	07/2025				624		IDR	10,177,939	4		0
	07/2025				50		THB	1,638	0		0
	07/2025				186		TWD	5,532	4		0
	08/2025			CNH	4,508			$631	0		(1)
	08/2025			JPY	233			2	0		0
	08/2025			TWD	33,941			1,081	0		(99)
	08/2025				$401		INR	34,897	5		0

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		839	TWD	24,640	18	0
BRC	07/2025	EUR	485		$555	0	(16)
	07/2025	GBP	208		283	0	(3)
	07/2025	ILS	3,244		932	0	(31)
	07/2025	KRW	52,515		39	0	0
	07/2025	NOK	185		18	0	0
	07/2025	PLN	68		18	0	(1)
	07/2025		$462	ILS	1,560	1	0
	07/2025		523	ZAR	9,447	10	0
	08/2025		283	GBP	208	3	0
	08/2025		393	TWD	11,308	0	0
BSH	07/2025	DKK	17,376		$2,646	0	(97)
CBK	07/2025	KRW	3,527,395		2,574	0	(35)
	07/2025	THB	21,429		644	0	(16)
	07/2025	TWD	34,812		1,070	0	(129)
	07/2025		$282	IDR	4,597,017	1	0
	07/2025		263	TWD	7,803	5	0
	08/2025	CNH	2,293		$319	0	(3)
	08/2025	TWD	38,425		1,179	0	(157)
	08/2025		$3,006	INR	259,117	12	(1)
	09/2025	MXN	1,334		$70	0	(1)
DUB	07/2025	ILS	1,576		455	0	(13)
	07/2025	KRW	54,545		40	0	0
	07/2025	SGD	19		15	0	0
	07/2025	TWD	1,757		59	0	(1)
	07/2025		$2,053	DKK	13,077	11	0
	07/2025		17,471	EUR	15,060	269	0
	07/2025		39	IDR	633,764	0	0
	07/2025		41	TWD	1,207	1	0
	08/2025	DKK	13,045		$2,054	0	(11)
	08/2025	EUR	15,027		17,471	0	(269)
	08/2025	INR	25,664		298	0	(1)
	08/2025		$1,393	INR	120,243	6	0
	09/2025	MXN	19		$1	0	0
FAR	07/2025	AUD	4,379		2,826	0	(57)
	07/2025	BRL	28,523		5,164	0	(86)
	07/2025	CHF	1,246		1,513	0	(57)
	07/2025	CNH	1,339		186	0	(1)
	07/2025	JPY	1,927,010		13,433	51	0
	07/2025	SGD	48		37	0	(1)
	07/2025		$5,023	BRL	28,523	227	0
	07/2025		1,554	CHF	1,244	14	0
	07/2025		2,793	DKK	17,774	13	0
	07/2025		7,560	JPY	1,100,496	82	0
	07/2025		1,082	PLN	3,989	25	0
	07/2025		116	SGD	148	0	0
	08/2025	CHF	1,239		$1,554	0	(14)
	08/2025	CNH	3,292		460	0	(2)
	08/2025	DKK	17,730		2,793	0	(13)
	08/2025	JPY	1,096,449		7,560	0	(82)
	08/2025	SGD	170		134	0	0
	08/2025		$666	INR	57,589	5	0
	09/2025		5,164	BRL	28,960	85	0
	09/2025		802	MXN	15,621	24	0
GLM	07/2025	TWD	3,538		$109	0	(13)
	07/2025		$67	IDR	1,088,343	0	0
	07/2025		45	SGD	58	0	0
	07/2025		13	TWD	435	2	0
	08/2025	SGD	57		$45	0	0
IND	07/2025		$81	SEK	766	0	0
	08/2025	SEK	764		$81	0	0
JPM	07/2025	BRL	2,179		399	0	(2)
	07/2025	CNH	2,537		352	0	(3)
	07/2025	DKK	13,465		2,039	0	(87)
	07/2025	KRW	327,393		239	0	(3)
	07/2025	NZD	376		224	0	(5)
	07/2025	PLN	731		195	0	(8)
	07/2025	SGD	1,274		992	0	(10)
	07/2025	TWD	20,272		623	0	(75)
	07/2025		$372	BRL	2,179	29	0
	07/2025		1,947	PLN	7,195	49	0
	07/2025		95	SGD	121	1	0
	07/2025		150	ZAR	2,678	1	0
	08/2025	BRL	1,662		$303	0	(1)
	08/2025	CNH	5,738		800	0	(5)
	08/2025	SGD	121		95	0	(1)
	08/2025	TWD	21,932		673	0	(90)
	08/2025		$362	CNH	2,588	1	0
	08/2025		449	INR	38,921	4	0
	08/2025		740	TWD	24,150	100	0
MBC	07/2025	CAD	11,403		$8,302	0	(71)
	07/2025	CNH	1,216		169	0	(1)
	07/2025	JPY	88,017		613	1	0
	07/2025	PLN	523		140	0	(5)
	07/2025	SGD	3,062		2,387	0	(21)
	07/2025	THB	10,757		325	0	(6)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	TWD	9,739	299	0	(37)
07/2025	$8,299	CAD	11,407	78	0
07/2025	289	EUR	249	4	0
07/2025	78	IDR	1,271,185	0	0
07/2025	2,495	SGD	3,226	43	0
07/2025	14	TWD	402	0	0
08/2025	CAD	11,388	$8,299	0	(79)
08/2025	CNH	5,782	801	0	(10)
08/2025	JPY	1,236	9	0	0
08/2025	SGD	3,219	2,495	0	(43)
08/2025	TWD	36,512	1,127	0	(142)
MYI	07/2025	JPY	43,531	301	0	(1)
07/2025	$2,539	JPY	370,073	31	0
07/2025	174	NOK	1,750	0	0
07/2025	6	PLN	21	0	0
08/2025	CNH	3,356	$469	0	(2)
08/2025	JPY	368,712	2,539	0	(31)
08/2025	NOK	1,750	174	0	0
NGF	07/2025	$799	IDR	13,026,031	4	0
RYL	08/2025	508	CNH	3,720	13	0
SCX	07/2025	ILS	24	$7	0	0
07/2025	TWD	8,384	283	0	(6)
07/2025	$311	IDR	5,061,495	2	0
07/2025	29	JPY	4,123	0	0
07/2025	498	SGD	643	7	0
08/2025	CNH	5,781	$809	0	(1)
08/2025	JPY	4,107	29	0	0
08/2025	SGD	641	498	0	(7)
08/2025	TWD	5,451	167	0	(22)
08/2025	$470	INR	40,345	0	0
SOG	07/2025	4,231	JPY	610,795	10	0
07/2025	18	NOK	182	0	0
08/2025	JPY	608,554	$4,231	0	(10)
08/2025	NOK	182	18	0	0
08/2025	$3	INR	233	0	0
SSB	07/2025	282	GBP	208	4	0
07/2025	272	KRW	368,228	0	0
UAG	07/2025	ILS	238	$66	0	(4)
07/2025	JPY	28,403	196	0	(1)
07/2025	KRW	52,407	39	0	0
07/2025	NOK	1,748	172	0	(1)
07/2025	THB	1,708	51	0	(1)
07/2025	$39	KRW	52,432	0	0
08/2025	CNH	2,524	$353	0	(1)

Total Forward Foreign Currency Contracts	$1,313	$(2,732)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	6,300	$(287)	$(172)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,700	$(15)	$(17)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,700	(15)	(10)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	1,900	(44)	(37)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	1,900	(44)	(13)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	13,400	(122)	(121)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	13,400	(122)	(94)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	10,100	(92)	(111)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	10,100	(92)	(59)

$(546)	$(462)

Total Written Options	$(833)	$(634)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Receive	MLPIREIL Index	494,001	4.980% (FEDL01 plus a specified spread)	Monthly	06/10/2026	$46,608	$0	$195	$195	$0
	Pay	MLPIREIS Index	469,729	4.830% (FEDL01 plus a specified spread)	Monthly	06/10/2026	42,695	0	(416)	0	(416)
CBK	Receive	DWRTFT Index	1,953	4.750%	Monthly	08/06/2025	26,369	0	(100)	0	(100)
	Receive	DWRTFT Index	2,270	4.890%	Monthly	05/06/2026	30,649	0	(120)	0	(120)
JPM	Receive	DWRTFT Index	10,365	4.800%	Monthly	09/03/2025	139,944	0	(469)	0	(469)
MYI	Receive	DWRTFT Index	1,257	4.920% (FEDL01 plus a specified spread)	Monthly	02/18/2026	16,972	0	(68)	0	(68)
	Receive	DWRTFT Index	6,388	4.940%	Monthly	06/03/2026	86,248	0	(305)	0	(305)

Total Swap Agreements								$0	$(1,283)	$195	$(1,478)

(k)

Securities with an aggregate market value of $7,429 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)								Notional Amount represents the number of contracts.
(2)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$6,679	$0		$6,679
Industrials						0	160	0		160
U.S. Government Agencies						0	76,757	0		76,757
U.S. Treasury Obligations						0	556,180	0		556,180
Non-Agency Mortgage-Backed Securities						0	3,554	0		3,554
Asset-Backed Securities
CMBS Other						0	1,223	0		1,223
Home Equity Other						0	24,631	0		24,631
Manufacturing House ABS Other						0	2,928	0		2,928
Whole Loan Collateral						0	10,428	0		10,428
Other ABS						0	29,673	0		29,673
Sovereign Issues						0	22,126	0		22,126
Common Stocks
Consumer Discretionary						259	0	0		259
Real Estate						905	0	0		905
Preferred Securities
Banking & Finance						0	932	0		932
Real Estate Investment Trusts
Real Estate						200,667	0	0		200,667
Short-Term Instruments
Mutual Funds						0	155	0		155
U.S. Treasury Bills						0	708	0		708

						$201,831	$736,134	$0		$937,965
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$155	$0	$0		$155

Total Investments						$201,986	$736,134	$0		$938,120

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(12,093)	$0		$(12,093)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						233	860	0		1,093
Over the counter						0	1,508	0		1,508

						$233	$2,368	$0		$2,601
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(177)	(1,130)	0		(1,307)
Over the counter						0	(4,844)	0		(4,844)

						$(177)	$(5,974)	$0		$(6,151)

Schedule of Investments PIMCO RealEstateRealReturn Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Total Financial Derivative Instruments	$56	$(3,606)	$0	$(3,550)

Totals	$202,042	$720,435	$0	$922,477

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Short Asset Investment Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.4% ¤
CORPORATE BONDS & NOTES 49.5%
BANKING & FINANCE 32.5%
ABN AMRO Bank NV 6.575% due 10/13/2026 •	$23,300	$23,422
AerCap Ireland Capital DAC
1.750% due 01/30/2026	7,682	7,549
4.450% due 10/01/2025	1,500	1,499
American Express Co.
5.009% due 11/04/2026 ~	12,000	12,025
5.126% due 02/13/2026 ~	465	466
American Tower Corp.
1.600% due 04/15/2026	1,107	1,083
4.400% due 02/15/2026	4,665	4,659
Athene Global Funding
5.097% due 07/16/2026 •	11,100	11,117
5.172% due 01/07/2027 ~	16,600	16,648
Australia & New Zealand Banking Group Ltd.
4.973% due 03/18/2026 ~	2,671	2,674
5.094% due 07/03/2025 ~	525	525
Aviation Capital Group LLC 1.950% due 01/30/2026	2,000	1,969
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	481	472
5.500% due 01/15/2026	5,200	5,208
Bank of America Corp. 1.197% due 10/24/2026 •	8,950	8,857
Bank of Montreal
5.019% due 09/15/2026 ~	195	195
5.362% due 09/25/2025 ~	1,075	1,077
Banque Federative du Credit Mutuel SA
4.524% due 07/13/2025	1,704	1,704
5.745% due 07/13/2026 ~	7,657	7,727
Barclays PLC 4.375% due 01/12/2026	24,000	23,985
BPCE SA
1.652% due 10/06/2026 •	12,912	12,808
5.366% due 09/25/2025 ~	5,402	5,410
Citigroup Global Markets Holdings, Inc. 4.870% due 01/20/2026 ~	22,500	22,480
CNA Financial Corp. 4.500% due 03/01/2026	700	699
Commonwealth Bank of Australia 4.743% due 07/07/2025 ~	31,650	31,652
Cooperatieve Rabobank UA
5.048% due 07/18/2025 ~	3,000	3,001
5.055% due 01/09/2026 ~	27,000	27,054
Credit Agricole SA 5.632% due 07/05/2026 ~	535	539
Crown Castle, Inc. 1.350% due 07/15/2025	5,144	5,138
Danske Bank AS 1.621% due 09/11/2026 •	5,000	4,969
DBS Group Holdings Ltd. 5.009% due 09/12/2025 ~	16,500	16,506
Deutsche Bank AG
2.129% due 11/24/2026 •	14,775	14,627
6.119% due 07/14/2026 •	3,000	3,001
DNB Bank ASA 1.127% due 09/16/2026 •	3,045	3,023
F&G Global Funding
1.750% due 06/30/2026	12,630	12,281
5.150% due 07/07/2025	4,000	4,000
Federation des Caisses Desjardins du Quebec 4.985% due 01/27/2027 ~	12,000	12,011
Ford Motor Credit Co. LLC 4.134% due 08/04/2025	3,900	3,896
GA Global Funding Trust 1.625% due 01/15/2026	19,847	19,513
Goldman Sachs Group, Inc.
5.182% due 12/09/2026 •	500	501
5.427% due 08/10/2026 ~	10,300	10,310
5.798% due 08/10/2026 •	13,500	13,519

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2025 (Unaudited)

HSBC Holdings PLC
4.292% due 09/12/2026 •	9,600	9,591
5.966% due 09/12/2026 ~	1,000	1,003
Intesa Sanpaolo SpA 7.000% due 11/21/2025	7,618	7,679
Jackson National Life Global Funding
3.050% due 04/29/2026	3,844	3,799
5.500% due 01/09/2026	11,500	11,551
5.600% due 04/10/2026	970	978
John Deere Capital Corp. 4.828% due 10/22/2025 •	3,900	3,903
KeyBank NA 4.700% due 01/26/2026	5,983	5,981
Morgan Stanley 5.050% due 01/28/2027 •	31,931	32,032
Morgan Stanley Bank NA 5.524% due 10/30/2026 ~	2,573	2,591
New York Life Global Funding 4.952% due 06/11/2027 ~	12,300	12,329
Nomura Holdings, Inc.
1.653% due 07/14/2026	300	291
1.851% due 07/16/2025	8,095	8,085
5.099% due 07/03/2025	136	136
5.709% due 01/09/2026	2,900	2,915
Pacific Life Global Funding
4.839% due 02/04/2027 ~	2,000	2,001
4.955% due 01/27/2028 ~	10,000	9,994
PNC Bank NA 4.845% due 01/15/2027 ~	10,400	10,405
Principal Life Global Funding 5.282% due 08/28/2025 •	1,385	1,386
Protective Life Global Funding 4.850% due 07/22/2026 ~	4,300	4,305
Public Storage Operating Co. 4.954% due 07/25/2025 ~	1,478	1,478
Reliance Standard Life Global Funding 5.243% due 02/02/2026	15,700	15,745
Royal Bank of Canada
4.819% due 08/03/2026 ~	22,000	22,017
4.925% due 04/27/2026 ~	3,301	3,308
Santander U.K. Group Holdings PLC
1.673% due 06/14/2027 •	200	194
6.833% due 11/21/2026 •	200	202
Sumitomo Mitsui Financial Group, Inc. 5.776% due 01/13/2026 ~	18,955	19,069
Sumitomo Mitsui Trust Bank Ltd. 5.517% due 03/09/2026 ~	5,200	5,229
Toyota Motor Credit Corp.
4.819% due 05/15/2026 ~	192	192
4.992% due 01/05/2026 ~	2,000	2,004
UBS Group AG
4.125% due 04/15/2026	10,467	10,439
6.373% due 07/15/2026 •	5,000	5,005
Wells Fargo Bank NA 5.055% due 01/15/2026 ~	17,100	17,136
Weyerhaeuser Co. 4.750% due 05/15/2026	180	180

		592,952

INDUSTRIALS 10.9%
7-Eleven, Inc. 0.950% due 02/10/2026	2,000	1,956
BAT International Finance PLC 1.668% due 03/25/2026	8,265	8,095
Bayer U.S. Finance LLC 4.250% due 12/15/2025	11,627	11,595
Berry Global, Inc. 1.570% due 01/15/2026	9,100	8,938
BMW U.S. Capital LLC
4.982% (SOFRINDX + 0.620%) due 08/11/2025 ~	1,250	1,250
4.982% due 08/11/2025 ~	1,179	1,179
Cigna Group
1.250% due 03/15/2026	18,663	18,268
4.500% due 02/25/2026	1,837	1,836
Conagra Brands, Inc. 4.600% due 11/01/2025	2,460	2,458
Elevance Health, Inc. 4.900% due 02/08/2026	9,335	9,336
Flex Ltd. 3.750% due 02/01/2026	1,508	1,498
Global Payments, Inc. 1.200% due 03/01/2026	9,806	9,577
HCA, Inc. 5.250% due 06/15/2026	2,000	2,003

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2025 (Unaudited)

Hyundai Capital America
5.509% due 08/04/2025 •	18,000	18,009
5.679% due 11/03/2025 ~	500	502
Kia Corp. 3.250% due 04/21/2026	1,350	1,337
Mercedes-Benz Finance North America LLC
4.926% due 08/01/2025 ~	2,450	2,451
5.012% due 01/09/2026 ~	1,250	1,252
Microchip Technology, Inc. 4.250% due 09/01/2025	13,000	12,986
Molson Coors Beverage Co. 3.000% due 07/15/2026	10,000	9,854
NTT Finance Corp.
1.162% due 04/03/2026	19,000	18,537
4.239% due 07/25/2025	5,882	5,880
NXP BV
3.875% due 06/18/2026	1,600	1,591
5.350% due 03/01/2026	4,300	4,321
Penske Truck Leasing Co. LP 1.200% due 11/15/2025	11,471	11,322
Philip Morris International, Inc. 3.375% due 08/11/2025	1,045	1,044
Rogers Communications, Inc. 3.625% due 12/15/2025	1,422	1,416
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	2,300	2,283
T-Mobile USA, Inc.
1.500% due 02/15/2026	1,759	1,725
2.250% due 02/15/2026	2,680	2,640
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	12,500	12,331
5.236% due 03/20/2026 ~	955	955
5.327% due 09/12/2025 ~	5,629	5,633
5.400% due 03/20/2026	1,960	1,969
Zoetis, Inc.
4.500% due 11/13/2025	866	866
5.400% due 11/14/2025	1,117	1,119

		198,012

UTILITIES 6.1%
AES Corp. 1.375% due 01/15/2026	1,000	981
American Electric Power Co., Inc.
1.000% due 11/01/2025	4,033	3,984
5.699% due 08/15/2025	2,200	2,202
Dominion Energy, Inc. 3.900% due 10/01/2025	8,000	7,986
Enel Finance International NV
1.625% due 07/12/2026	300	291
7.050% due 10/14/2025	1,000	1,006
Entergy Corp. 0.900% due 09/15/2025	10,500	10,422
National Rural Utilities Cooperative Finance Corp. 4.963% due 11/22/2026 ~	8,000	8,007
NextEra Energy Capital Holdings, Inc.
5.116% due 01/29/2026 ~	10,509	10,534
5.749% due 09/01/2025	12,000	12,018
ONEOK, Inc.
2.200% due 09/15/2025	4,325	4,300
5.850% due 01/15/2026	5,710	5,740
Pacific Gas & Electric Co.
2.950% due 03/01/2026	1,200	1,184
3.150% due 01/01/2026	1,115	1,104
3.450% due 07/01/2025	7,300	7,300
5.339% due 09/04/2025 ~	160	160
Southern California Edison Co. 4.900% due 06/01/2026	17,400	17,419
Southwestern Electric Power Co. 1.650% due 03/15/2026	16,606	16,284

		110,922

Total Corporate Bonds & Notes (Cost $901,070)		901,886

U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
4.282% due 08/25/2050 •	1,661	1,622
4.720% due 04/25/2036 - 06/25/2042 •	688	679
4.770% due 07/25/2036 - 06/25/2043 •	123	122
4.814% due 11/25/2044 - 09/25/2055 •	10,180	10,088
4.820% due 02/25/2042 •	224	221
4.864% due 09/25/2049 •	3,608	3,528
4.870% due 08/25/2049 •	235	227
4.920% due 02/25/2042 •	177	176
4.940% due 03/25/2042 •	29	29

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2025 (Unaudited)

4.960% due 07/25/2037 •	32	32
4.970% due 10/25/2041 •	54	53
5.264% due 05/25/2050 •	4,297	4,283
5.275% due 08/25/2054 •	8,051	8,070
7.018% due 05/01/2038 •	1,745	1,811
Freddie Mac
1.000% due 09/15/2044 - 11/25/2050	19,010	16,259
4.718% due 04/15/2037 •	146	144
4.748% due 07/15/2037 •	148	146
4.784% due 05/15/2038 •	395	400
4.794% due 05/15/2041 •	386	381
4.804% due 06/15/2040 •	848	827
4.814% due 10/15/2037 •	4,362	4,298
4.818% due 03/15/2040 - 11/15/2043 •	237	234
4.862% due 08/25/2027 •	10,000	9,999
4.868% due 06/15/2049 •	1,888	1,830
4.918% due 08/15/2041 •	7	7
4.938% due 12/15/2041 •	196	195
4.968% due 09/15/2037 - 11/15/2041 •	341	339
4.998% due 07/15/2037 •	336	335
5.018% due 11/15/2037 •	36	36
5.275% due 08/25/2054 •	9,696	9,719
5.285% due 02/25/2055 •	4,930	4,945
5.305% due 09/25/2054 - 02/25/2055 •	22,433	22,456
5.368% due 01/15/2032 •	85	86
5.405% due 11/25/2054 •	18,327	18,233
5.418% due 01/15/2039 •	21	22
5.927% due 05/15/2033 •	74	75
Ginnie Mae
4.677% due 06/20/2068 •	5,116	5,146
4.742% due 04/20/2037 •	345	341
4.846% due 01/20/2068 •	56	56
4.859% due 07/20/2043 •	286	282
4.882% due 06/20/2049 •	3,916	3,819
4.892% due 05/20/2049 •	1,299	1,260
4.916% due 08/20/2065 •	291	291
4.946% due 12/20/2060 •	40	40
4.946% due 07/20/2064 •	275	276
4.952% due 02/20/2074 •	6,091	6,084
4.976% due 01/20/2070 •	5,399	5,415
5.016% due 04/20/2062 •	87	87
5.099% due 01/20/2068 •	4,021	4,051
5.126% due 01/16/2040 •	549	549
5.126% due 08/20/2061 •	20	20
5.146% due 10/20/2065 •	2	2
5.172% due 02/20/2040 •	436	437
5.182% due 03/20/2040 •	1,342	1,345
5.196% due 08/20/2067 •	471	474
5.202% due 04/20/2040 •	1,000	1,003
5.216% due 02/20/2066 •	3	3
5.232% due 03/20/2040 •	1,049	1,054
5.449% due 01/20/2067 •	1,929	1,951
6.111% due 09/20/2067 •	634	644
6.601% due 06/20/2071 •	3,481	3,549
7.519% due 09/20/2066 ~	1,259	1,289

Total U.S. Government Agencies (Cost $165,066)		161,375

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.0%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	2,656	2,399
BX Commercial Mortgage Trust 5.156% due 10/15/2036 •	5,653	5,653
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	10,585	9,030
COMM Mortgage Trust 5.359% due 06/15/2034 •	2,700	2,582
CRSNT Trust 5.254% due 04/15/2036 •	15,000	14,820
CSAIL Commercial Mortgage Trust 3.718% due 08/15/2048	2,944	2,932
GS Mortgage-Backed Securities Trust 5.000% due 01/25/2052 •	715	669
JP Morgan Chase Commercial Mortgage Securities Trust 5.691% due 11/15/2038 •	12,400	12,345
JP Morgan Mortgage Trust 5.655% due 02/25/2055 •	1,938	1,947
MFA Trust 1.381% due 04/25/2065 ~	1,363	1,323
OBX Trust
1.957% due 10/25/2061 ~	9,960	8,463
2.305% due 11/25/2061 ~	9,228	8,273
2.783% due 01/25/2062 þ	9,972	9,584
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	3,765	3,520
3.750% due 05/25/2058 ~	7,370	7,236

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2025 (Unaudited)

5.434% due 05/25/2058 •	507	520

Total Non-Agency Mortgage-Backed Securities (Cost $97,547)		91,296

ASSET-BACKED SECURITIES 19.9%
AUTOMOBILE ABS OTHER 6.6%
BMW Vehicle Lease Trust
4.705% due 07/27/2026 •	1,985	1,986
4.725% due 01/25/2027 •	5,306	5,310
CarMax Auto Owner Trust
4.734% due 03/15/2028 •	12,000	11,999
4.994% due 07/17/2028 •	10,000	10,037
Ford Credit Auto Lease Trust 4.704% due 02/15/2027 •	5,843	5,844
Ford Credit Auto Owner Trust 4.704% due 04/15/2027 •	11,149	11,152
GM Financial Automobile Leasing Trust 4.772% due 01/20/2027 •	11,970	11,977
Hyundai Auto Lease Securitization Trust
4.704% due 06/15/2027 •	12,000	12,003
5.004% due 09/15/2027 •	5,000	5,019
Nissan Auto Lease Trust 4.714% due 06/15/2027 •	8,482	8,487
Tesla Auto Lease Trust 4.802% due 06/22/2026 •	543	543
Toyota Auto Receivables Owner Trust 4.844% due 03/15/2028 •	10,000	10,019
Toyota Lease Owner Trust 4.712% due 07/20/2027 •	23,000	22,998
Volkswagen Auto Lease Trust 4.772% due 12/21/2026 •	1,896	1,897
World Omni Automobile Lease Securitization Trust 4.734% due 02/16/2027 •	973	973

		120,244

AUTOMOBILE SEQUENTIAL 5.1%
Ally Auto Receivables Trust 4.460% due 07/15/2027	1,506	1,506
ARI Fleet Lease Trust 5.540% due 04/15/2033	7,601	7,650
Bank of America Auto Trust 5.530% due 02/15/2028	3,114	3,135
BMW Vehicle Owner Trust 5.470% due 02/25/2028	1,580	1,590
CarMax Auto Owner Trust
4.750% due 10/15/2027	550	551
5.280% due 05/15/2028	3,080	3,099
5.340% due 08/16/2027	8,632	8,660
5.650% due 05/17/2027	627	628
Carvana Auto Receivables Trust 5.500% due 08/10/2027	724	725
Chase Auto Owner Trust
4.400% due 11/26/2027	1,202	1,202
5.660% due 05/26/2027	1,242	1,245
Fifth Third Auto Trust 5.530% due 08/15/2028	2,847	2,870
Harley-Davidson Motorcycle Trust
4.620% due 08/16/2027	6,914	6,917
5.650% due 02/16/2027	1,656	1,659
Honda Auto Receivables Owner Trust 5.870% due 06/22/2026	603	604
Hyundai Auto Lease Securitization Trust 5.020% due 03/15/2027	8,800	8,826
Mercedes-Benz Auto Receivables Trust 4.510% due 11/15/2027	1,704	1,704
SBNA Auto Lease Trust
4.680% due 04/20/2027	3,800	3,802
4.940% due 11/20/2026	851	851
5.560% due 11/22/2027	11,000	11,093
SCCU Auto Receivables Trust 5.450% due 12/15/2027	2,366	2,372
SFS Auto Receivables Securitization Trust
5.330% due 11/20/2029	8,300	8,404
5.710% due 10/20/2027	2,263	2,268
Stellantis Financial Underwritten Enhanced Lease Trust 4.630% due 07/20/2027	4,000	4,011
USAA Auto Owner Trust 5.250% due 03/15/2027	4,856	4,863

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2025 (Unaudited)

World Omni Auto Receivables Trust 4.660% due 05/15/2028	2,987	2,989

		93,224

CMBS OTHER 0.1%
MF1 Ltd. 5.509% due 10/16/2036 •	1,592	1,592

CREDIT CARD BULLET 2.3%
Citibank Credit Card Issuance Trust 5.036% due 08/07/2027 •	16,500	16,509
Golden Credit Card Trust 4.310% due 09/15/2027	2,000	1,999
Master Credit Card Trust
5.053% due 01/21/2028 •	20,000	20,028
5.153% due 01/21/2027 •	4,000	3,998

		42,534

CREDIT CARD OTHER 0.6%
Golden Credit Card Trust 1.140% due 08/15/2028	12,000	11,586

OTHER ABS 5.2%
Catamaran CLO Ltd. 5.634% due 04/22/2030 •	1,959	1,961
CBAM Ltd. 5.561% due 04/17/2031 •	3,204	3,210
CIFC Funding Ltd. 5.487% due 10/24/2030 •	154	154
CNH Equipment Trust 5.900% due 02/16/2027	363	363
Crestline Denali CLO Ltd. 5.561% due 04/20/2030 •	251	252
Crown Point CLO Ltd. 5.499% due 10/20/2031 •	3,475	3,477
DLLAA LLC 4.700% due 10/20/2027	12,000	12,028
DLLAD LLC
4.790% due 01/20/2028	2,252	2,259
5.500% due 08/20/2027	3,482	3,499
Dryden Senior Loan Fund 5.518% due 07/15/2030 •	640	641
Golub Capital Partners Static Ltd. 5.499% due 04/20/2033 •	4,053	4,053
KKR CLO Ltd. 5.468% due 07/15/2030 •	2,837	2,838
Kubota Credit Owner Trust
5.450% due 04/15/2027	7,885	7,923
5.610% due 07/15/2026	2,435	2,438
LCM Ltd. 5.611% due 04/20/2031 •	1,074	1,077
Madison Park Funding Ltd. 5.681% due 04/19/2033 •	5,039	5,047
Magnetite Ltd. 5.406% due 10/15/2031 •	732	733
MMAF Equipment Finance LLC 5.790% due 11/13/2026	1,366	1,370
Navient Private Education Loan Trust 5.146% (TSFR1M + 0.834%) due 12/15/2059 •	694	694
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	3,302	3,105
1.580% due 04/15/2070	6,634	5,999
1.690% due 05/15/2069	1,323	1,254
2.230% due 07/15/2070	981	899
3.130% due 02/15/2068	391	384
Nelnet Student Loan Trust 1.420% due 04/20/2062	1,396	1,306
Northwoods Capital Ltd. 5.558% due 11/13/2031 •	4,168	4,163
PHEAA Student Loan Trust 5.370% due 11/25/2065 •	1,583	1,580
Race Point CLO Ltd. 5.458% due 10/15/2030 •	469	469
Saranac CLO Ltd. 5.724% due 08/13/2031 •	451	451
SLM Private Credit Student Loan Trust 4.890% due 12/15/2038 •	949	936
Sound Point CLO Ltd. 5.562% due 01/25/2032 •	5,243	5,246
TCI-Symphony CLO Ltd. 5.523% due 10/13/2032 •	473	474
Venture CLO Ltd.
5.521% due 07/20/2030 •	565	565

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2025 (Unaudited)

5.578% due 09/07/2030 •	3,599	3,601
Verizon Master Trust 4.972% due 08/20/2030 •	10,000	10,055

		94,504

Total Asset-Backed Securities (Cost $363,955)		363,684

SOVEREIGN ISSUES 2.2%
Kommunalbanken AS 4.734% due 06/25/2027 ~	40,000	40,013

Total Sovereign Issues (Cost $40,000)		40,013

CERTIFICATES OF DEPOSIT 0.1%
Credit Agricole Corporate and Investment Bank 4.990% due 08/01/2025 ~	2,648	2,649

Total Certificates of Deposit (Cost $2,649)		2,649

SHORT-TERM INSTRUMENTS 9.8%
COMMERCIAL PAPER 8.3%
AbbVie, Inc. 4.640% due 07/07/2025	10,300	10,291
Alimentation Couche-Tard, Inc.
4.630% due 07/09/2025	12,000	11,986
4.670% due 07/02/2025	6,900	6,898
Amrize Finance U.S. LLC
4.670% due 07/15/2025	2,400	2,395
4.670% due 07/16/2025	16,400	16,367
Canadian Natural Resources Ltd.
4.870% due 07/25/2025 (a)	4,600	4,585
4.900% due 08/06/2025 (a)	13,100	13,036
CBRE Services, Inc. 4.640% due 07/24/2025	18,900	18,839
Crown Castle, Inc.
5.030% due 07/22/2025	11,700	11,664
5.030% due 07/24/2025	3,700	3,688
HCA, Inc.
4.950% due 08/14/2025	2,400	2,385
4.950% due 08/15/2025	2,300	2,286
5.000% due 08/22/2025	21,700	21,543
Intel Corp. 4.590% due 07/03/2025	19,600	19,593
Jones Lang LaSalle Finance BV 4.720% due 07/09/2025	6,000	5,993

		151,549

REPURCHASE AGREEMENTS (b) 1.0%		17,900

SHORT-TERM NOTES 0.5%
ARI Fleet Lease Trust 4.559% due 05/15/2026	9,585	9,589

Total Short-Term Instruments (Cost $179,051)		179,038

Total Investments in Securities (Cost $1,749,338)		1,739,941

	SHARES
INVESTMENTS IN AFFILIATES 4.8%
SHORT-TERM INSTRUMENTS 4.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.8%
PIMCO Short Asset Portfolio	8,947,562	87,650
PIMCO Short-Term Floating NAV Portfolio III	14,430	141

Total Short-Term Instruments (Cost $87,750)		87,791

Total Investments in Affiliates (Cost $87,750)		87,791

Total Investments 100.2% (Cost $1,837,088)		$1,827,732
Financial Derivative Instruments (c)(d) 0.0%(Cost or Premiums, net $2,142)		253
Other Assets and Liabilities, net (0.2)%		(4,122)

Net Assets 100.0%		$1,823,863

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	06/30/2025	07/01/2025	$17,900	U.S. Treasury Notes 3.625% due 03/31/2028	$(18,287)	$17,900	$17,902

Total Repurchase Agreements	$(18,287)	$17,900	$17,902

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(31,174) at a weighted average interest rate of 4.505%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(c)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract March Futures	06/2026	1,301	$314,192	$963	$97	$0
U.S. Treasury 5-Year Note September Futures	09/2025	3,920	427,280	4,477	521	0

$5,440	$618	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	2,078	$(432,273)	$(1,540)	$0	$(113)
U.S. Treasury 10-Year Note September Futures	09/2025	86	(9,643)	(136)	0	(27)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	148	(16,911)	(371)	0	(72)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	35	(4,169)	(177)	0	(47)

$(2,224)	$0	$(259)

Total Futures Contracts	$3,216	$618	$(259)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	4.100%	Annual	02/11/2026	$418,800	$520	$23	$543	$7	$0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	242,800	492	(3,036)	(2,544)	0	(358)

Schedule of Investments PIMCO Short Asset Investment Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030	89,700	127	603	730	0	(149)

Total Swap Agreements	$1,139	$(2,410)	$(1,271)	$7	$(507)

Cash of $19,915 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	This instrument has a forward starting effective date.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	82,600	$19	$0
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/12/2025	610,800	492	394
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	610,800	492	0

Total Purchased Options	$1,003	$394

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$592,952	$0	$592,952
Industrials	0	198,012	0	198,012
Utilities	0	110,922	0	110,922
U.S. Government Agencies	0	161,375	0	161,375
Non-Agency Mortgage-Backed Securities	0	91,296	0	91,296
Asset-Backed Securities
Automobile ABS Other	0	120,244	0	120,244
Automobile Sequential	0	93,224	0	93,224
CMBS Other	0	1,592	0	1,592
Credit Card Bullet	0	42,534	0	42,534
Credit Card Other	0	11,586	0	11,586
Other ABS	0	94,504	0	94,504
Sovereign Issues	0	40,013	0	40,013
Certificates of Deposit	0	2,649	0	2,649
Short-Term Instruments
Commercial Paper	0	151,549	0	151,549
Repurchase Agreements	0	17,900	0	17,900
Short-Term Notes	0	9,589	0	9,589

$0	$1,739,941	$0	$1,739,941
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$87,791	$0	$0	$87,791

Total Investments	$87,791	$1,739,941	$0	$1,827,732

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	625	0	625
Over the counter	0	394	0	394

$0	$1,019	$0	$1,019
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(766)	$0	$(766)

Total Financial Derivative Instruments	$0	$253	$0	$253

Totals	$87,791	$1,740,194	$0	$1,827,985

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Short Duration Municipal Income Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.1% ¤
MUNICIPAL BONDS & NOTES 95.7%
ALABAMA 3.6%
Alabama Housing Finance Authority Revenue Notes, Series 2024 5.000% due 02/01/2029	$500	$524
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 2.270% due 10/01/2052 ~	2,000	1,975
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.500% due 06/01/2049	1,200	1,266
5.500% due 10/01/2054	1,900	2,052
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2024 5.000% due 10/01/2055	1,100	1,159
Energy Southeast A Cooperative District, Alabama Revenue Bonds, Series 2023 5.750% due 04/01/2054	1,000	1,093
Jefferson County, Alabama Sewer Revenue Notes, Series 2024 5.000% due 10/01/2031	2,500	2,740
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 3.450% due 11/01/2033	500	489
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2022 5.000% due 05/01/2053	1,400	1,449
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	1,900	2,002
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2024
5.000% due 11/01/2035	2,000	2,068
5.000% due 10/01/2055	150	158

		16,975

ARIZONA 2.6%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 2.170% due 01/01/2046 ~	1,125	1,117
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2007 4.100% due 12/01/2037	1,000	1,006
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2019 4.000% due 06/01/2049	3,000	2,994
Maricopa County, Arizona & Phoenix Industrial Development Authorities Revenue Bonds, (GNMA Insured), Series 2025 5.750% due 03/01/2056	600	658
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	3,000	3,096
Maricopa County, Arizona Pollution Control Corp. Revenue Bonds, Series 2003 3.875% due 01/01/2038	2,000	2,027
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,360	1,391

		12,289

CALIFORNIA 6.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
2.330% due 04/01/2056 ~	1,000	965
2.370% due 04/01/2056 ~	2,500	2,481
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,000	2,106
5.250% due 11/01/2054	3,100	3,287
5.500% due 10/01/2054	995	1,067
California Health Facilities Financing Authority Revenue Bonds, Series 2025 5.000% due 10/01/2050 (a)	1,400	1,499
California Housing Finance Agency Revenue Bonds, Series 2024 5.970% due 11/01/2053	1,500	1,513
California Housing Finance Revenue Bonds, Series 2024 5.700% due 06/01/2054	2,900	2,878
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 2.620% due 12/01/2050 ~	2,000	1,990
California Statewide Communities Development Authority Revenue Bonds, Series 2006 4.500% due 11/01/2033	1,300	1,331
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.850% due 06/01/2050	1,400	1,275
Los Angeles Unified School District, California General Obligation Notes, Series 2024 5.000% due 07/01/2026	1,700	1,744
San Diego County, California Regional Airport Authority Revenue Notes, Series 2023 5.000% due 07/01/2033	3,250	3,537
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,454

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,500	1,500

		29,627

COLORADO 4.2%
Board of Governors of Colorado State University System Revenue Bonds, Series 2025 2.050% due 03/01/2055	5,000	5,000
Colorado Health Facilities Authority Revenue Bonds, Series 2022 2.470% due 05/15/2061 ~	4,000	3,969
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,059
Colorado Health Facilities Authority Revenue Bonds, Series 2024 5.000% due 12/01/2034	2,000	2,185
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	460	449
Denver, Colorado Airport System City & County Revenue Notes, Series 2023 5.000% due 11/15/2027	1,000	1,040
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2024 3.691% due 09/01/2039 ~	2,100	2,088
University of Colorado Revenue Notes, Series 2024 5.000% due 10/01/2028	3,500	3,753

		19,543

CONNECTICUT 1.3%
Connecticut State General Obligation Notes, Series 2025 5.000% due 12/01/2032	5,500	6,218

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.050% due 01/01/2031	1,250	1,250

DISTRICT OF COLUMBIA 2.0%
District of Columbia General Obligation Bonds, Series 2018 5.000% due 06/01/2030	1,250	1,324
District of Columbia Income Tax Revenue Notes, Series 2025 5.000% due 06/01/2027	4,500	4,695
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2023 5.000% due 10/01/2025	1,750	1,758
Metropolitan Washington Airports Authority Aviation, District of Columbia Revenue Notes, Series 2024 5.000% due 10/01/2025	1,750	1,758

		9,535

FLORIDA 4.3%
Capital Projects Finance Authority, Florida Revenue Notes, Series 2020 5.000% due 10/01/2027	1,250	1,289
Duval County, Florida Public Schools Certificates of Participation Notes, (AGC Insured), Series 2025 5.000% due 07/01/2027	2,850	2,980
Florida Insurance Assistance Interlocal Agency Revenue Notes, Series 2023 5.000% due 09/01/2025	3,200	3,213
Gainesville, Florida Utilities System Revenue Bonds, Series 2012 4.000% due 10/01/2042	4,000	4,000
Miami-Dade County, Florida Aviation Revenue Notes, Series 2024 5.000% due 10/01/2028	2,500	2,626
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	3,000	3,014
Mid-Bay Bridge Authority, Florida Revenue Notes, (AGC Insured), Series 2025 5.000% due 10/01/2026 (a)	1,000	1,024
Palm Beach County, Florida School District Certificates of Participation Notes, Series 2025 5.000% due 08/01/2029	1,665	1,805

		19,951

GEORGIA 2.5%
Cobb County, Georgia Kennestone Hospital Authority Revenue Notes, Series 2023 5.000% due 04/01/2028	1,400	1,478
College Park Housing Authority, Georgia Revenue Bonds, Series 2025 3.450% due 04/01/2044	1,800	1,808
Columbus County, Georgia Housing Authority Revenue Notes, (FHA Insured), Series 2025 5.000% due 04/01/2028	400	413
Development Authority of Burke County, Georgia Revenue Bonds, Series 2013 3.375% due 11/01/2053	3,400	3,393
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	1,900	2,003
Municipal Electric Authority of Georgia Revenue Notes, Series 2024
5.000% due 01/01/2027	1,000	1,032
5.000% due 01/01/2028	800	840

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

Warner Robins Housing Authority Resident Council Corp. Georgia Revenue Notes, Series 2024 5.000% due 02/01/2029	500	524

		11,491

HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2015 4.000% due 07/01/2034	2,500	2,500

IDAHO 0.4%
Idaho Housing & Finance Association Revenue Bonds, Series 2025 3.350% due 06/10/2050 (a)	1,900	1,900

ILLINOIS 6.2%
Chicago Midway International Airport, Illinois Revenue Notes, (BAM Insured), Series 2023 5.000% due 01/01/2027	1,000	1,035
Chicago, Illinois Revenue Notes, Series 2025 3.200% due 10/01/2028	1,700	1,705
Illinois Finance Authority Revenue Bonds, Series 2015 5.000% due 11/15/2033	1,100	1,100
Illinois Finance Authority Revenue Bonds, Series 2021 2.620% due 05/01/2042 ~	1,500	1,490
Illinois Finance Authority Revenue Bonds, Series 2023 4.600% due 10/01/2053	5,000	5,037
Illinois Finance Authority Revenue Notes, Series 2025 5.000% due 08/15/2030	3,400	3,659
Illinois State General Obligation Notes, Series 2020 5.500% due 05/01/2030	7,750	8,204
Illinois State General Obligation Notes, Series 2024
5.000% due 05/01/2028	1,615	1,692
5.000% due 02/01/2032	3,000	3,251
Sales Tax Securitization Corp. Illinois Revenue Notes, Series 2020 5.000% due 01/01/2029	1,400	1,488

		28,661

INDIANA 3.0%
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,350	3,139
Indiana Finance Authority Revenue Bonds, Series 2012 3.000% due 11/01/2030	2,800	2,724
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,108
Indiana Finance Authority Revenue Bonds, Series 2025 5.000% due 10/01/2063 (a)	1,000	1,089
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,022
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	2,000	2,022
Whiting, Indiana Revenue Bonds, Series 2008 4.200% due 06/01/2044	900	900

		14,004

KANSAS 1.3%
Burlington, Kansas Revenue Bonds, Series 2023 4.300% due 03/01/2045	4,500	4,507
Kansas Housing Development Finance Authority Revenue Notes, Series 2024 3.010% due 11/01/2027	1,600	1,599

		6,106

KENTUCKY 0.4%
Kentucky Public Energy Authority Revenue Bonds, Series 2024 5.000% due 01/01/2055	450	476
Trimble County, Kentucky Revenue Bonds, Series 2023 4.700% due 06/01/2054	1,400	1,413

		1,889

LOUISIANA 0.9%
Louisiana Housing Corp. Revenue Notes, (FHA Insured), Series 2024 5.000% due 04/01/2028	1,220	1,260
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	3,175	3,141

		4,401

MAINE 0.2%
Maine Finance Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2027	1,000	1,033

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

MASSACHUSETTS 2.5%
Commonwealth of Massachusetts General Obligation Notes, Series 2025 5.000% due 07/01/2034	3,000	3,426
Commonwealth of Massachusetts Revenue Bonds, (BAM/NPFGC Insured), Series 2005 5.500% due 01/01/2034	5,000	5,676
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 2.520% due 07/01/2049 ~	2,500	2,498

		11,600

MICHIGAN 4.7%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 3.655% due 07/01/2032 ~	2,500	2,467
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 2.670% due 04/15/2047 ~	2,500	2,492
Michigan Finance Authority Revenue Notes, Series 2024
5.000% due 02/29/2028	535	558
5.000% due 02/28/2031	950	1,019
Michigan State Housing Development Authority Revenue Bonds, Series 2024 6.250% due 06/01/2055	400	439
Michigan Strategic Fund Revenue Bonds, Series 2001 4.125% due 08/01/2027	2,500	2,516
Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023
5.000% due 12/01/2027	1,100	1,144
5.000% due 12/01/2028	6,655	7,009
Western Michigan University Revenue Notes, (AGC Insured), Series 2025 5.000% due 11/15/2029	4,000	4,334

		21,978

MINNESOTA 0.4%
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue Bonds, Series 2017 5.000% due 11/15/2030	650	670
Minnesota Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 07/01/2055	1,250	1,402

		2,072

MISSISSIPPI 0.2%
Mississippi Development Bank Revenue Bonds, Series 2025 5.000% due 03/01/2039	1,000	1,058

MISSOURI 1.5%
Industrial Development Authority of the City of St Louis Missouri Revenue Bonds, Series 2025 3.150% due 04/01/2046	700	698
Missouri Housing Development Commission Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.250% due 05/01/2056 (a)	4,500	4,992
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,097

		6,787

MULTI-STATE 0.8%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, Series 2023 4.552% due 08/25/2040 ~	3,464	3,506

NEBRASKA 0.3%
Nebraska Public Power District Revenue Notes, Series 2023 5.000% due 07/01/2028	1,500	1,579

NEVADA 0.5%
Washoe County, Nevada Revenue Bonds, Series 2016 4.125% due 03/01/2036	2,500	2,506

NEW JERSEY 1.6%
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,000	2,112
New Jersey Housing & Mortgage Finance Agency Revenue Bonds, Series 2025 6.500% due 04/01/2056 (a)	600	672
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	4,525	4,658

		7,442

NEW YORK 12.3%
Albany City School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026	2,500	2,522
Chappaqua Central School District, New York General Obligation Notes, Series 2024 4.250% due 07/25/2025	4,000	4,003
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,500	2,519

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

Long Island Power Authority, New York Revenue Bonds, Series 2022 2.370% due 09/01/2038 ~	2,000	1,998
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 3.748% due 11/01/2032 ~	2,000	2,000
New York City, New York General Obligation Bonds, Series 2012 3.900% due 04/01/2042	4,000	4,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021 0.600% due 05/01/2061	2,665	2,665
New York City, New York Housing Development Corp. Revenue Bonds, Series 2025 3.750% due 05/01/2065	2,100	2,115
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.000% due 06/15/2050	3,900	3,900
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,263
New York City, New York Transitional Finance Authority Revenue Bonds, Series 2024 5.000% due 11/01/2036	1,500	1,653
New York Power Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 11/15/2027	1,300	1,379
New York State Dormitory Authority Revenue Bonds, Series 2016
5.000% due 03/15/2035	2,500	2,545
5.000% due 03/15/2036	1,000	1,017
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,511
New York State Housing Finance Agency Revenue Bonds, Series 2025 3.600% due 11/01/2064	2,300	2,305
New York Transportation Development Corp. Revenue Notes, Series 2018 5.000% due 01/01/2027	4,000	4,060
Starpoint Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/26/2026	5,000	5,036
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2025
5.000% due 03/01/2028	4,000	4,226
5.000% due 03/15/2029	5,000	5,411

		57,128

NORTH CAROLINA 2.3%
Durham Housing Authority, North Carolina Revenue Notes, (FHA Insured), Series 2025 3.625% due 04/01/2029	1,250	1,259
Inlivian, North Carolina Revenue Bonds, Series 2025
3.300% due 11/10/2043	1,400	1,403
3.625% due 11/01/2058	3,700	3,734
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2024 6.250% due 07/01/2055	815	894
North Carolina Housing Finance Agency Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 01/01/2056	900	1,020
North Carolina State Revenue Notes, Series 2025 5.000% due 03/01/2030	2,000	2,187

		10,497

NORTH DAKOTA 0.1%
North Dakota Housing Finance Agency Revenue Bonds, Series 2025 6.000% due 01/01/2056	600	658

OHIO 4.0%
Hamilton County, Ohio Revenue Bonds, Series 2021 4.050% due 08/15/2051	4,900	4,900
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	800	753
Ohio Air Quality Development Authority Revenue Bonds, Series 2022 4.250% due 11/01/2039	2,000	2,022
Ohio Air Quality Development Authority Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,931
Ohio State General Obligation Notes, Series 2025 5.000% due 11/01/2028	4,000	4,304
Ohio State Hospital Revenue Bonds, Series 2021 5.000% due 01/01/2033	2,415	2,665
Port of Greater Cincinnati Development Authority, Ohio Revenue Notes, (AGM Insured), Series 2024 5.000% due 12/01/2031	535	585
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2028 (b)	500	447

		18,607

OKLAHOMA 0.1%
Oklahoma Housing Finance Agency Revenue Bonds, Series 2025 3.200% due 10/01/2042	500	499

OREGON 0.2%
Multnomah County School District 40, Oregon General Obligation Notes, Series 2023 0.000% due 06/15/2026 (b)	275	267

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2025	450	451

		718

PENNSYLVANIA 4.8%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 2.620% due 11/15/2047 ~	4,000	3,955
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.298% due 01/01/2032 ~	4,480	4,466
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	3,500	3,605
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015 5.000% due 06/30/2028	850	860
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2019 4.250% due 04/01/2034	4,000	4,001
Pennsylvania Turnpike Commission Revenue Notes, Series 2024 5.000% due 06/01/2031	1,325	1,473
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2021 5.000% due 07/01/2027	4,000	4,137

		22,497

PUERTO RICO 1.5%
Puerto Rico Housing Finance Authority Revenue Notes, Series 2023 5.000% due 03/01/2027	2,000	2,021
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,750

		6,771

SOUTH CAROLINA 1.4%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2023 5.250% due 02/01/2054	1,100	1,181
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	2,250	2,259
South Carolina Public Service Authority Revenue Notes, Series 2025 5.000% due 12/01/2028	1,650	1,764
South Carolina State Housing Finance & Development Authority Revenue Bonds, Series 2024 3.000% due 04/01/2043	1,300	1,294

		6,498

TENNESSEE 1.3%
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Bonds, Series 2024 3.250% due 10/01/2045	1,300	1,300
Metropolitan Government of Nashville & Davidson County, Tennessee Health & Educational Facs Bd Revenue Notes, (FHA Insured), Series 2025 5.000% due 10/01/2028	500	518
Tennergy Corp. Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	3,000	3,018
Tennergy Corp. Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,000	1,050

		5,886

TEXAS 10.3%
Austin, Texas Electric Utility Revenue Notes, Series 2023 5.000% due 11/15/2026	1,750	1,805
Central Texas Turnpike System Revenue Bonds, Series 2024 5.000% due 08/15/2042	1,000	1,053
Dallas Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 5.000% due 02/15/2055	4,250	4,541
EP Tuscany Zaragosa PFC, Texas Revenue Notes, Series 2023 4.000% due 12/01/2033	2,000	1,970
Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2025 3.800% due 08/01/2055	8,000	8,122
Grand Parkway Transportation Corp. Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,000	2,095
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 5.000% due 07/01/2049	2,500	2,568
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2024 5.000% due 07/01/2054	1,500	1,600
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2024 5.000% due 07/01/2033	4,100	4,555
Harris County, Texas Toll Road Revenue Notes, Series 2024 5.000% due 08/15/2026	2,380	2,441
Las Varas Public Facility Corp. Texas Revenue Bonds, Series 2025 4.000% due 05/01/2043	4,000	4,061
Matagorda County, Texas Navigation District No 1, Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,431
Montgomery County, Texas General Obligation Bonds, Series 2018 5.000% due 03/01/2034	1,005	1,045
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,267

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,600	1,619
Texas Department of Housing & Community Affairs Revenue Bonds, (GNMA Insured), Series 2025 6.000% due 01/01/2056	1,000	1,107
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 4.519% due 12/15/2026 ~	1,500	1,500
THF Public Facility Corp. Texas Revenue Bonds, Series 2025 3.340% due 02/01/2044 (a)	800	802
Williamson County, Texas General Obligation Notes, Series 2021 1.286% due 02/15/2029	4,700	4,287

		47,869

UTAH 0.6%
Salt Lake City, Utah Airport Revenue Notes, Series 2023 5.000% due 07/01/2025	1,600	1,600
Utah Housing Corp. Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2025 6.500% due 07/01/2055	900	1,022

		2,622

VIRGINIA 1.2%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,300	1,401
Virginia College Building Authority Revenue Notes, Series 2021 0.770% due 09/01/2026	3,000	2,889
Virginia Public Building Authority Revenue Bonds, Series 2015 4.000% due 08/01/2030	1,100	1,101

		5,391

WASHINGTON 1.2%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 2.120% due 11/01/2045 ~	4,500	4,464
Energy Northwest, Washington Revenue Notes, Series 2024 5.000% due 07/01/2027	1,000	1,047

		5,511

WEST VIRGINIA 0.5%
West Virginia Economic Development Authority Revenue Bonds, Series 2015 3.375% due 03/01/2040	2,250	2,246

WISCONSIN 1.3%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,513
Public Finance Authority, Wisconsin Revenue Notes, Series 2020 5.000% due 06/01/2026	550	557
Public Finance Authority, Wisconsin Revenue Notes, Series 2021
4.000% due 10/01/2025	290	290
4.000% due 10/01/2027	195	196
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 2.100% due 08/15/2054 ~	2,500	2,480

		6,036

Total Municipal Bonds & Notes (Cost $442,451)		445,335

U.S. GOVERNMENT AGENCIES 0.4%
Freddie Mac 4.913% due 07/15/2040 •	1,961	2,008

Total U.S. Government Agencies (Cost $1,961)		2,008

	SHARES
SHORT-TERM INSTRUMENTS 2.0%
MUTUAL FUNDS 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380%(c)	3,684,595	3,685

	PRINCIPAL AMOUNT (000s)
MUNICIPAL BONDS & NOTES 1.2%
Chittenango Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026 (a)	$3,000	3,021
Honeoye Falls-Lima Central School District, New York General Obligation Notes, Series 2025 4.000% due 06/25/2026 (a)	1,000	1,009

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

Township of Parsippany-Troy Hills, New Jersey General Obligation Notes, Series 2024 4.000% due 10/29/2025	1,400	1,404

Total Municipal Bonds & Notes (Cost $5,434)		5,434

Total Short-Term Instruments (Cost $9,119)		9,119

Total Investments in Securities (Cost $453,531)		456,462

	SHARES
INVESTMENTS IN AFFILIATES 4.3%
SHORT-TERM INSTRUMENTS 4.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.3%
PIMCO Short-Term Floating NAV Portfolio III	2,079,265	20,246

Total Short-Term Instruments (Cost $20,245)		20,246

Total Investments in Affiliates (Cost $20,245)		20,246

Total Investments 102.4% (Cost $473,776)		$476,708
Other Assets and Liabilities, net (2.4)%		(11,295)

Net Assets 100.0%		$465,413

Schedule of Investments PIMCO Short Duration Municipal Income Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or a~gent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Zero coupon security.
(c)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$16,975	$0	$16,975
Arizona	0	12,289	0	12,289
California	0	29,627	0	29,627
Colorado	0	19,543	0	19,543
Connecticut	0	6,218	0	6,218
Delaware	0	1,250	0	1,250
District of Columbia	0	9,535	0	9,535
Florida	0	19,951	0	19,951
Georgia	0	11,491	0	11,491
Hawaii	0	2,500	0	2,500
Idaho	0	1,900	0	1,900
Illinois	0	28,661	0	28,661
Indiana	0	14,004	0	14,004
Kansas	0	6,106	0	6,106
Kentucky	0	1,889	0	1,889
Louisiana	0	4,401	0	4,401
Maine	0	1,033	0	1,033
Massachusetts	0	11,600	0	11,600
Michigan	0	21,978	0	21,978
Minnesota	0	2,072	0	2,072
Mississippi	0	1,058	0	1,058
Missouri	0	6,787	0	6,787
Multi-State	0	3,506	0	3,506
Nebraska	0	1,579	0	1,579
Nevada	0	2,506	0	2,506
New Jersey	0	7,442	0	7,442
New York	0	57,128	0	57,128
North Carolina	0	10,497	0	10,497
North Dakota	0	658	0	658
Ohio	0	18,607	0	18,607
Oklahoma	0	499	0	499
Oregon	0	718	0	718
Pennsylvania	0	22,497	0	22,497
Puerto Rico	0	6,771	0	6,771
South Carolina	0	6,498	0	6,498
Tennessee	0	5,886	0	5,886
Texas	0	47,869	0	47,869
Utah	0	2,622	0	2,622
Virginia	0	5,391	0	5,391
Washington	0	5,511	0	5,511
West Virginia	0	2,246	0	2,246
Wisconsin	0	6,036	0	6,036
U.S. Government Agencies	0	2,008	0	2,008
Short-Term Instruments
Mutual Funds	0	3,685	0	3,685
Municipal Bonds & Notes	0	5,434	0	5,434

	$0	$456,462	$0	$456,462
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$20,246	$0	$0	$20,246

Total Investments	$20,246	$456,462	$0	$476,708

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Short-Term Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 110.0% ¤
CORPORATE BONDS & NOTES 47.2%
BANKING & FINANCE 30.8%
ABN AMRO Bank NV
5.387% due 12/03/2028 ~		$95,195	$95,182
6.185% due 09/18/2027 •		5,500	5,566
6.575% due 10/13/2026 •		15,600	15,682
AerCap Ireland Capital DAC
1.750% due 01/30/2026		8,380	8,235
3.650% due 07/21/2027		4,550	4,483
Air Lease Corp. 5.300% due 06/25/2026		10,400	10,471
Aircastle Ltd.
4.250% due 06/15/2026		5,741	5,716
5.250% due 08/11/2025		15,285	15,284
American Express Co.
5.285% due 07/26/2028 ~		16,825	16,909
5.645% due 04/23/2027 •		17,200	17,362
American Honda Finance Corp. 5.133% due 10/03/2025 ~		32,335	32,382
Athene Global Funding
4.950% due 01/07/2027		10,000	10,070
5.097% due 07/16/2026 •		24,400	24,437
5.411% due 08/27/2026 ~		9,755	9,795
5.622% due 03/25/2027 ~		98,345	99,117
Aviation Capital Group LLC
1.950% due 01/30/2026		12,641	12,443
1.950% due 09/20/2026		18,562	17,971
4.125% due 08/01/2025		4,828	4,824
4.875% due 10/01/2025		7,954	7,950
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		7,672	7,531
5.500% due 01/15/2026		19,459	19,491
Banco Bilbao Vizcaya Argentaria SA 5.862% due 09/14/2026 •		10,455	10,477
Banco Santander SA
4.800% due 07/19/2027	AUD	1,600	1,057
5.465% due 07/15/2028 ~		$32,800	32,899
Bank of America Corp. 5.323% due 07/22/2027 ~		915	919
Bank of America NA 5.390% due 08/18/2026 ~		700	704
Bank of Montreal 5.274% due 09/10/2027 ~		20,716	20,782
Bank of Nova Scotia 5.169% due 06/04/2027 ~		3,707	3,717
Bank of Queensland Ltd.
4.365% due 12/09/2025 ~	AUD	41,300	27,205
4.993% due 10/29/2025 ~		18,000	11,874
Banque Federative du Credit Mutuel SA
4.780% due 05/24/2027 ~		1,750	1,153
5.440% due 02/16/2028 ~		$37,289	37,478
5.482% due 01/23/2027 ~		20,700	20,829
5.745% due 07/13/2026 ~		13,360	13,483
5.790% due 07/13/2028		9,000	9,346
Barclays PLC
4.375% due 01/12/2026		20,490	20,477
5.304% due 08/09/2026 •		21,600	21,606
5.887% due 03/12/2028 ~		9,200	9,274
6.278% due 09/13/2027 ~		160	162
7.325% due 11/02/2026 •		10,893	10,984
BNP Paribas SA 1.323% due 01/13/2027 •		67,950	66,775
BPCE SA
1.652% due 10/06/2026 •		46,432	46,057
4.954% due 09/29/2025 ~	AUD	3,300	2,176
5.975% due 01/18/2027 •		$38,126	38,389
Brighthouse Financial Global Funding
1.550% due 05/24/2026		7,753	7,543
5.550% due 04/09/2027		16,017	16,275
Brown & Brown, Inc. 4.600% due 12/23/2026		2,500	2,513
Canadian Imperial Bank of Commerce
5.065% due 01/13/2028 ~		26,319	26,305

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

5.326% due 09/11/2027 ~		6,815	6,842
5.354% due 06/28/2027 ~		1,450	1,457
5.563% due 10/02/2026 ~		16,400	16,554
Caterpillar Financial Services Corp. 5.037% due 10/16/2026 •		12,800	12,857
Citibank NA
5.069% due 08/06/2026 ~		29,450	29,525
5.449% due 12/04/2026 ~		12,500	12,594
Citigroup, Inc. 1.122% due 01/28/2027 •		2,500	2,451
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		9,100	8,902
1.980% due 12/15/2027 •		14,600	14,086
4.949% due 01/21/2028 ~		2,000	2,001
5.002% due 08/28/2026 ~		19,330	19,382
Corebridge Global Funding 5.092% due 01/07/2028 ~		35,300	35,163
Credit Agricole SA
1.247% due 01/26/2027 •		29,555	28,995
4.400% due 07/06/2027	AUD	4,300	2,811
5.266% due 03/11/2027 ~		$8,483	8,500
5.606% due 09/11/2028 ~		8,190	8,240
5.632% due 07/05/2026 ~		16,500	16,623
Crown Castle, Inc.
1.050% due 07/15/2026		14,269	13,746
3.700% due 06/15/2026		1,987	1,970
Danske Bank AS 1.621% due 09/11/2026 •		17,408	17,302
DBS Group Holdings Ltd. 5.010% due 03/21/2028 ~		13,700	13,729
Deutsche Bank AG
2.129% due 11/24/2026 •		16,900	16,730
4.100% due 01/13/2026		17,699	17,642
5.589% due 11/16/2027 ~		15,561	15,566
6.119% due 07/14/2026 •		59,772	59,798
7.146% due 07/13/2027 •		7,695	7,891
DNB Bank ASA 5.896% due 10/09/2026 •		15,234	15,291
F&G Global Funding 1.750% due 06/30/2026		1,281	1,246
Federation des Caisses Desjardins du Quebec 4.985% due 01/27/2027 ~		24,900	24,922
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		4,892	4,860
4.134% due 08/04/2025		15,205	15,190
4.389% due 01/08/2026		12,491	12,437
6.950% due 03/06/2026		1,542	1,557
6.950% due 06/10/2026		5,600	5,678
7.341% due 03/06/2026 ~		4,201	4,241
FS KKR Capital Corp. 3.400% due 01/15/2026		5,250	5,205
GA Global Funding Trust 4.400% due 09/23/2027		4,666	4,658
General Motors Financial Co., Inc.
5.250% due 03/01/2026		3,245	3,251
5.400% due 04/06/2026		14,880	14,950
5.711% due 05/08/2027 ~		16,600	16,584
Goldman Sachs Bank USA
5.125% due 05/21/2027 ~		30,963	31,059
5.175% due 03/18/2027 ~		9,306	9,331
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		15,501	15,168
1.948% due 10/21/2027 •		2,000	1,937
4.614% due 06/22/2027 ~	AUD	3,200	2,108
5.182% due 12/09/2026 •		$15,800	15,826
5.202% due 03/09/2027 •		2,923	2,928
5.214% due 09/10/2027 ~		7,549	7,560
5.269% due 10/21/2027 ~		350	351
5.427% due 08/10/2026 ~		1,135	1,136
5.498% due 02/24/2028 ~		7,565	7,591
5.642% due 04/23/2028 ~		2,730	2,747
5.798% due 08/10/2026 •		9,765	9,779
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		4,300	4,280
HSBC Holdings PLC
4.292% due 09/12/2026 •		16,701	16,685
5.887% due 08/14/2027 •		7,300	7,405
5.932% due 08/14/2027 ~		19,101	19,276
5.966% (US0003M + 1.380%) due 09/12/2026 ~		33,955	34,050
7.336% due 11/03/2026 •		4,525	4,568
ING Groep NV
5.422% due 03/25/2029 ~		21,300	21,322
5.423% due 04/01/2027 •		36,069	36,171
5.956% due 09/11/2027 ~		400	405
Jackson National Life Global Funding 5.315% due 01/14/2028 ~		13,500	13,550

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

John Deere Capital Corp. 5.025% due 07/15/2027 ~		19,405	19,522
JPMorgan Chase & Co.
1.045% due 11/19/2026 •		2,000	1,973
1.578% due 04/22/2027 •		8,700	8,500
5.171% due 09/22/2027 ~		24,500	24,564
5.270% due 04/22/2028 ~		29,196	29,286
5.280% due 07/22/2028 ~		2,400	2,410
5.552% due 01/23/2028 ~		18,000	18,154
5.558% due 02/24/2028 ~		11,085	11,183
Lendlease Finance Ltd. 3.400% due 10/27/2027	AUD	1,800	1,145
Lloyds Banking Group PLC
4.716% due 08/11/2026 •		$4,963	4,961
5.434% due 11/26/2028 ~		66,856	67,019
5.920% due 08/07/2027 ~		7,557	7,617
5.920% due 01/05/2028 ~		15,300	15,460
Metropolitan Life Global Funding 4.205% due 12/01/2025 •	AUD	3,000	1,975
Mizuho Bank Ltd.
4.564% due 09/14/2026 ~		19,700	13,025
4.584% due 02/23/2026 ~		29,900	19,736
Mizuho Financial Group, Inc. 5.446% due 05/13/2031 ~		$20,336	20,347
Morgan Stanley Bank NA
5.030% due 10/15/2027 ~		74,868	74,932
5.250% due 05/26/2028 ~		19,200	19,260
5.427% due 01/14/2028 ~		21,100	21,230
MUFG Bank Ltd. 4.678% due 02/17/2026 ~	AUD	41,060	27,112
National Bank of Canada
5.312% due 03/25/2027 •		$35,950	35,990
5.373% due 07/02/2027 ~		75,590	75,765
Nationwide Building Society 5.660% due 02/16/2028 ~		3,000	3,018
NatWest Group PLC 7.472% due 11/10/2026 •		13,322	13,455
NatWest Markets PLC
5.055% due 08/12/2025	AUD	9,800	6,456
5.174% due 09/29/2026 ~		$7,610	7,632
5.270% due 05/17/2027 ~		15,413	15,484
5.356% due 03/21/2028 ~		14,300	14,312
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		43,594	41,606
2.000% due 03/09/2026		23,951	23,367
6.950% due 09/15/2026		1,540	1,559
Nomura Holdings, Inc.
1.653% due 07/14/2026		14,000	13,601
1.851% due 07/16/2025		25,573	25,542
5.099% due 07/03/2025		2,200	2,200
5.591% due 07/02/2027 ~		18,632	18,765
5.709% due 01/09/2026		13,886	13,959
Oversea-Chinese Banking Corp. Ltd. 4.588% due 05/18/2026 ~	AUD	5,500	3,632
Pacific Life Global Funding 5.009% due 06/04/2026 ~		$2,322	2,330
PNC Bank NA 4.845% due 01/15/2027 ~		34,755	34,772
Reliance Standard Life Global Funding 5.243% due 02/02/2026		5,494	5,510
Royal Bank of Canada
5.068% due 10/18/2027 ~		3,489	3,493
5.142% due 07/23/2027 ~		31,900	32,008
5.183% due 01/24/2029 ~		30,500	30,460
5.208% due 10/18/2028 ~		6,611	6,621
5.234% due 03/27/2028 ~		36,767	36,891
Sammons Financial Group, Inc. 4.450% due 05/12/2027		2,475	2,471
Santander Holdings USA, Inc. 4.500% due 07/17/2025		1,500	1,499
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,100	1,095
6.833% due 11/21/2026 •		54,492	54,942
Shinhan Bank Co. Ltd.
4.484% due 09/29/2025 ~	AUD	970	639
5.747% due 11/16/2025 ~		6,430	4,256
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	5,100	5,898
Skandinaviska Enskilda Banken AB 5.280% due 03/05/2027 ~		$1,432	1,442
Standard Chartered PLC
1.456% due 01/14/2027 •		15,200	14,947
5.538% due 05/14/2028 ~		7,100	7,130
6.272% due 07/06/2027 ~		13,396	13,549
Stellantis Finance U.S., Inc. 5.350% due 03/17/2028		8,900	8,976

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

Sumitomo Mitsui Banking Corp.
4.644% due 02/20/2026 ~	AUD	25,400	16,771
4.946% due 07/28/2026 ~		28,310	18,757
Sumitomo Mitsui Financial Group, Inc.
5.646% due 07/13/2026 ~		$2,495	2,520
5.776% due 01/13/2026 ~		1,380	1,388
Sumitomo Mitsui Trust Bank Ltd.
5.509% due 03/09/2026 ~		5,000	5,028
5.517% due 03/09/2026 ~		3,025	3,042
5.546% due 09/14/2026 ~		4,000	4,032
5.554% due 09/14/2026 ~		3,255	3,281
Svenska Handelsbanken AB 5.042% due 05/28/2027 ~		12,235	12,268
Swedbank AB 5.337% due 09/20/2027		47,598	48,577
Synchrony Bank 5.400% due 08/22/2025		14,382	14,380
Toronto-Dominion Bank
4.362% due 03/17/2026 ~	AUD	8,400	5,528
4.414% due 03/16/2026 ~		2,500	1,649
UBS AG 4.745% due 07/30/2025 ~		99,040	65,212
VICI Properties LP 4.250% due 12/01/2026		$6,018	5,983
Wells Fargo & Co.
1.500% due 05/24/2027	EUR	7,526	8,722
5.133% due 01/24/2028 ~		$25,847	25,871
Western Union Co. 1.350% due 03/15/2026		8,624	8,424

			2,934,136

INDUSTRIALS 11.8%
7-Eleven, Inc. 0.950% due 02/10/2026		26,815	26,227
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026		30,477	30,646
American Airlines, Inc. 5.500% due 04/20/2026		6,117	6,107
Bayer U.S. Finance LLC
4.250% due 12/15/2025		103,581	103,302
4.375% due 12/15/2028		3,323	3,293
Berry Global, Inc.
1.570% due 01/15/2026		38,586	37,901
4.875% due 07/15/2026		39,536	39,519
BMW U.S. Capital LLC
4.893% due 04/02/2026 ~		1,561	1,562
5.166% due 08/13/2026 ~		30,342	30,464
5.185% due 03/19/2027 ~		31,650	31,681
5.286% due 08/13/2027 ~		881	883
5.326% due 03/21/2028 ~		31,770	31,694
Boeing Co.
2.250% due 06/15/2026		600	586
2.600% due 10/30/2025		4,481	4,443
Broadcom, Inc. 3.150% due 11/15/2025		1,594	1,586
Burberry Group PLC 1.125% due 09/21/2025	GBP	7,765	10,570
Charter Communications Operating LLC 4.908% due 07/23/2025		$7,184	7,184
Cigna Group 4.500% due 02/25/2026		3,199	3,197
Daimler Truck Finance North America LLC 5.366% due 09/25/2027 ~		1,175	1,177
Dyno Nobel Ltd. 4.300% due 03/18/2026	AUD	22,740	14,966
Dyno Nobel, Inc. 3.950% due 08/03/2027		$1,786	1,753
Energy Transfer LP 5.950% due 12/01/2025		3,295	3,301
Flex Ltd. 3.750% due 02/01/2026		2,000	1,987
Glencore Funding LLC 5.165% due 10/01/2026 ~		31,000	31,003
Global Payments, Inc. 1.200% due 03/01/2026		700	684
Harbour Energy PLC 5.500% due 10/15/2026		7,708	7,626
Harley-Davidson, Inc. 3.500% due 07/28/2025		32,114	32,069
HCA, Inc.
5.257% due 03/01/2028 ~		1,385	1,393
5.875% due 02/15/2026		3,616	3,620
Hyundai Capital America
5.402% due 03/25/2027 ~		14,800	14,780
5.509% due 08/04/2025 •		84,400	84,441

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

5.679% due 11/03/2025 ~		1,499	1,504
5.847% due 01/08/2027 ~		22,400	22,539
Illumina, Inc.
4.650% due 09/09/2026		15,000	15,022
5.800% due 12/12/2025		2,252	2,262
Imperial Brands Finance PLC
3.500% due 07/26/2026		11,329	11,197
4.250% due 07/21/2025		1,240	1,240
Las Vegas Sands Corp. 5.900% due 06/01/2027		7,600	7,769
Marvell Technology, Inc. 1.650% due 04/15/2026		2,429	2,374
McDonald's Corp. 1.450% due 09/01/2025		755	751
Mercedes-Benz Finance North America LLC
4.985% due 07/31/2026 ~		31,400	31,415
5.344% due 03/31/2028 ~		10,750	10,734
MPLX LP 1.750% due 03/01/2026		24,714	24,241
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		21,175	21,057
Penske Truck Leasing Co. LP 4.000% due 07/15/2025		5,000	4,999
Rogers Communications, Inc. 3.625% due 12/15/2025		10,437	10,392
Rolls-Royce PLC 3.625% due 10/14/2025		17,790	17,766
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026		621	618
5.375% due 07/15/2027		888	894
5.500% due 08/31/2026		16,001	16,068
SK Hynix, Inc.
1.500% due 01/19/2026		1,263	1,243
5.500% due 01/16/2027		7,400	7,502
6.250% due 01/17/2026		10,700	10,805
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026		1,841	1,827
Synopsys, Inc. 4.650% due 04/01/2028		22,200	22,430
Toyota Finance Australia Ltd. 4.714% due 09/15/2026 ~	AUD	3,050	2,013
Uber Technologies, Inc.
4.500% due 08/15/2029		$22,409	22,293
6.250% due 01/15/2028		22,745	22,868
7.500% due 09/15/2027		18,666	18,845
United Airlines, Inc. 4.375% due 04/15/2026		50,670	50,367
Volkswagen Group of America Finance LLC
5.236% due 03/20/2026 ~		65,396	65,411
5.327% due 09/12/2025 ~		1,350	1,351
5.428% due 08/14/2026 ~		42,875	43,018
5.472% due 03/25/2027 ~		27,600	27,576
Whitbread Group PLC 3.375% due 10/16/2025	GBP	24,383	33,308
Williams Cos., Inc. 5.400% due 03/02/2026		$17,679	17,782

			1,121,126

UTILITIES 4.6%
AES Corp. 1.375% due 01/15/2026		28,821	28,276
American Electric Power Co., Inc. 5.699% due 08/15/2025		2,509	2,511
Electricite de France SA 3.625% due 10/13/2025		799	796
Enel Finance International NV
4.625% due 06/15/2027		11,858	11,906
7.050% due 10/14/2025		12,298	12,371
FirstEnergy Corp. 1.600% due 01/15/2026		8,799	8,639
Jersey Central Power & Light Co. 4.300% due 01/15/2026		800	798
NextEra Energy Capital Holdings, Inc.
5.116% due 01/29/2026 ~		32,786	32,865
5.159% due 02/04/2028 ~		28,800	28,951
ONEOK, Inc.
2.200% due 09/15/2025		2,600	2,585
4.250% due 09/24/2027		15,400	15,382
5.850% due 01/15/2026		14,600	14,676
Optus Finance Pty. Ltd. 1.600% due 07/01/2025	AUD	3,780	2,488
Pacific Gas & Electric Co.
2.950% due 03/01/2026		$600	592
3.150% due 01/01/2026		62,006	61,421
3.450% due 07/01/2025		8,000	8,000

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

5.339% due 09/04/2025 ~		78,473	78,475
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~		16,600	16,629
Southern California Edison Co.
1.200% due 02/01/2026		55,532	54,143
4.400% due 09/06/2026		15,589	15,569
4.700% due 06/01/2027		3,130	3,142
4.875% due 02/01/2027		1,600	1,610
4.900% due 06/01/2026		4,000	4,004
5.250% due 03/15/2030		10,000	10,107
5.350% due 03/01/2026		12,812	12,878
5.850% due 11/01/2027		1,100	1,127
Victoria Power Networks Finance Pty. Ltd. 4.752% due 04/21/2026 ~	AUD	9,800	6,446
Vistra Operations Co. LLC 5.050% due 12/30/2026		$1,600	1,609

			437,996

Total Corporate Bonds & Notes (Cost $4,485,725)			4,493,258

MUNICIPAL BONDS & NOTES 0.3%
LOUISIANA 0.3%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 4.888% (US0003M + 0.300%) due 02/15/2036 ~		32,155	29,860

Total Municipal Bonds & Notes (Cost $30,316)			29,860

U.S. GOVERNMENT AGENCIES 19.5%
Fannie Mae
3.000% due 05/25/2028 - 06/25/2028 (a)		2,661	46
4.437% due 05/01/2036 •		102	101
4.473% due 07/01/2028 •		1	1
4.496% due 12/25/2036 •		20	19
4.556% due 03/25/2034 •		2	2
4.586% due 08/25/2034 •		9	9
4.600% due 05/01/2036 •		3	3
4.620% due 02/25/2037 •		191	188
4.740% due 06/25/2036 •		30	30
4.760% due 11/25/2036 •		31	31
4.770% due 04/25/2036 - 03/25/2044 •		177	177
4.790% due 03/25/2036 •		14	14
4.807% due 07/25/2037 •		71	69
4.816% due 05/18/2032 •		8	8
4.818% due 03/17/2032 •		11	11
4.820% due 06/25/2032 - 09/25/2032 •		9	9
4.850% due 07/25/2036 •		10	10
4.864% due 03/25/2049 •		356	353
4.870% due 10/25/2030 - 09/25/2037 •		42	43
4.881% due 03/25/2036 •		10	9
4.916% due 07/18/2027 - 05/18/2032 •		9	9
4.920% due 04/25/2042 •		72	71
4.960% due 07/25/2037 •		59	59
5.050% due 04/25/2031 •		20	19
5.130% due 10/25/2042 ~		83	84
5.130% due 12/25/2047 •		5,941	5,944
5.190% due 06/25/2037 •		44	44
5.205% due 09/25/2054 - 03/25/2055 •(f)		205,535	205,059
5.250% due 12/25/2050 •		4,665	4,675
5.255% due 11/25/2053 - 03/25/2055 •		21,584	21,619
5.270% due 07/25/2038 •		1	1
5.305% due 05/25/2055 •		15,738	15,729
5.320% due 04/25/2032 - 11/25/2049 •		6	6
5.355% due 01/25/2055 - 05/25/2055 •		22,965	23,000
5.402% due 07/25/2055 •		3,100	3,101
5.405% due 06/25/2054 - 01/25/2055 •		63,756	63,724
5.420% due 11/25/2049 •		4	4
5.455% due 01/25/2055 - 03/25/2055 •		69,806	69,804
5.465% due 03/25/2055 •		30,887	30,898
5.505% due 10/25/2053 - 12/25/2053 •		43,827	43,993
5.524% due 07/25/2055 •		59,100	59,244
5.555% due 11/25/2053 •(f)		36,805	36,954
5.555% due 02/25/2055 •		11,005	11,053
5.640% due 10/25/2038 •		11	11
5.696% due 06/01/2043 •		89	90
5.697% due 03/01/2044 - 10/01/2044 •		530	537
5.965% due 06/01/2033 •		6	6
6.163% due 10/01/2035 - 01/01/2036 •		6	6
6.288% due 08/01/2035 •		3	3
6.309% due 01/01/2036 •		4	4
6.395% due 07/01/2029 •		6	6
6.405% due 11/01/2035 •		6	5
6.425% due 01/01/2036 •		12	12
6.460% due 05/01/2035 •		6	6
6.465% due 02/01/2033 •		1	1

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

6.582% due 05/01/2035 •	35	35
6.583% due 11/01/2035 •	24	24
6.584% due 12/01/2036 •	1	1
6.701% due 12/01/2036 •	2	2
6.748% due 03/01/2036 •	12	13
6.810% due 06/01/2035 •	12	12
6.908% due 08/01/2029 •	27	27
6.920% due 12/01/2040 •	4	4
6.925% due 09/01/2034 •	28	28
7.018% due 05/01/2038 •	398	413
7.037% due 11/01/2034 •	17	18
7.165% due 06/01/2035 •	7	7
7.203% due 02/01/2034 •	5	5
7.214% due 09/01/2034 •	3	3
7.265% due 05/01/2034 •	1	1
7.300% due 07/01/2034 - 09/01/2034 •	7	8
7.485% due 09/01/2034 •	3	3
7.487% due 09/01/2035 •	4	4
7.529% due 07/01/2035 •	4	4
Freddie Mac
2.053% due 01/15/2038 ~(a)	3,873	199
2.500% due 10/25/2048	4,227	3,869
3.000% due 12/25/2046	2,216	1,916
3.500% due 12/25/2046	4,832	4,261
4.668% due 07/15/2034 •	3	3
4.768% due 07/15/2036 •	92	91
4.818% due 06/15/2031 •	12	12
4.868% due 09/15/2041	226	224
4.898% due 11/15/2036	9	9
4.918% due 07/15/2039 •	63	62
4.918% due 02/15/2041	474	471
4.968% due 06/15/2031	29	29
5.000% due 08/15/2035	372	379
5.018% due 06/15/2031 - 12/15/2037	48	48
5.118% due 03/15/2032	38	38
5.205% due 09/25/2054	56,706	56,633
5.245% due 11/25/2054 •	135,905	135,628
5.255% due 10/25/2054 - 03/25/2055	80,501	80,275
5.255% due 04/25/2055 •	42,748	42,665
5.305% due 10/25/2052 - 06/25/2055	121,426	120,598
5.306% due 06/25/2055 «	4,700	4,706
5.328% due 06/25/2055 •	48,500	48,523
5.404% due 07/25/2055 •	5,000	5,002
5.405% due 11/25/2054 - 01/25/2055	108,467	108,084
5.418% due 11/15/2033 - 10/15/2049	57	58
5.455% due 05/25/2054 - 03/25/2055	126,352	126,335
5.455% due 12/25/2054 •	24,658	24,679
5.505% due 12/25/2054	24,236	24,298
5.505% due 12/25/2054 •	998	999
5.599% due 10/25/2044 - 02/25/2045	1,042	969
6.500% due 07/25/2043	86	89
6.937% due 08/01/2034	7	7
6.954% due 05/01/2034	5	5
6.984% due 08/01/2035 •	1	1
7.038% due 07/01/2033	4	4
7.477% due 09/01/2035	11	11
7.481% due 08/01/2035 •	3	3
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	2,983	2,665
4.625% due 08/20/2027 - 08/20/2031 •	4	3
4.625% due 09/20/2027 - 09/20/2029	89	89
4.750% due 11/20/2026 •	10	10
4.750% due 10/20/2027 - 12/20/2033	36	37
4.875% (H15T1Y + 1.500%) due 05/20/2026 - 06/20/2026 ~	1	1
4.875% due 06/20/2027 - 05/20/2032 •	66	66
4.875% due 06/20/2029 - 04/20/2030	56	56
4.946% due 11/20/2069	469	470
5.000% due 08/20/2027 - 09/20/2027 •	5	5
5.002% due 02/20/2074	2,286	2,278
5.092% due 04/20/2074 •	6,175	6,174
5.096% due 02/20/2070	306	307
5.152% due 05/20/2074	3,924	3,932
5.199% due 12/20/2068	9,865	9,939
5.202% due 11/20/2073 - 01/20/2074 •	28,523	28,639
5.202% due 07/20/2074	4,701	4,716
5.204% due 06/20/2055 •	17,200	17,211
5.216% due 10/20/2066	700	701
5.246% due 01/20/2066	1,491	1,495
5.252% due 01/20/2054 - 10/20/2073	17,855	17,958
5.282% due 09/20/2073	8,994	9,086
5.296% due 04/20/2066 - 11/20/2066	3,393	3,407
5.302% due 05/20/2073	22,391	22,632
5.396% due 12/20/2066	876	880
5.402% due 05/20/2073 - 11/20/2073	9,411	9,556
5.426% due 08/16/2039	87	88
5.446% due 03/20/2066	3,456	3,474

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

5.592% due 04/20/2067		1,576	1,600
5.625% due 03/20/2029 - 03/20/2032		60	62
5.625% due 03/20/2030 •		33	33
5.656% due 11/20/2067		863	876
6.595% due 05/20/2071 (f)		6,760	6,919
6.717% due 07/20/2067		1,663	1,688
U.S. Small Business Administration
5.370% due 04/01/2028		10	10
5.490% due 03/01/2028		6	6
Uniform Mortgage-Backed Security
4.000% due 04/01/2048 - 09/01/2049		2,667	2,526
4.000% due 08/01/2049 (f)		27,562	26,007
Uniform Mortgage-Backed Security, TBA
4.000% due 07/01/2055 - 08/01/2055		55,200	51,326
5.500% due 07/01/2055 - 08/01/2055		228,300	228,139

Total U.S. Government Agencies (Cost $1,857,588)			1,853,776

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025 (h)(j)		36,716	36,589
2.125% due 04/15/2029 (h)(j)		30,520	31,348

Total U.S. Treasury Obligations (Cost $67,006)			67,937

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.0%
Adjustable Rate Mortgage Trust 5.776% due 02/25/2035 ~		28	28
AG Trust 6.327% due 07/15/2041 •		3,041	3,051
American Home Mortgage Assets Trust
4.624% due 05/25/2046 •		550	483
4.814% due 09/25/2046 •		251	236
Ashford Hospitality Trust 5.384% due 04/15/2035 •		3,046	3,031
Avon Finance 5.139% due 12/28/2049 •	GBP	38,204	52,528
BAMLL Commercial Mortgage Securities Trust 5.476% due 09/15/2038 •		$4,200	4,017
Banc of America Funding Trust 6.249% due 02/20/2036 ~		153	146
Banc of America Mortgage Trust 5.056% due 02/25/2036 ~		16	15
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~		1	1
Barclays Mortgage Loan Trust 5.903% due 01/25/2064		18,041	18,120
Bear Stearns Adjustable Rate Mortgage Trust
4.250% due 05/25/2047 ~		250	226
4.257% due 11/25/2034 ~		2,731	2,430
4.811% due 11/25/2030 ~		11	11
4.967% due 07/25/2033 ~		313	291
5.035% due 08/25/2033 ~		292	271
5.166% due 01/25/2035 ~		12	12
5.939% due 01/25/2034 ~		13	12
6.884% due 01/25/2034 ~		48	48
6.971% due 11/25/2034 ~		98	93
Bear Stearns ALT-A Trust
4.608% due 11/25/2036 ~		922	532
4.754% due 02/25/2034 •		142	134
4.905% due 09/25/2035 ~		866	497
5.174% due 01/25/2036 ~		293	278
5.467% due 05/25/2035 ~		35	34
Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~		1,045	832
5.062% due 01/26/2036 ~		1,387	987
Beast Mortgage Trust 5.476% due 03/15/2036 •		5,200	4,662
BIG Commercial Mortgage Trust 5.654% due 02/15/2039 •		12,264	12,241
BWAY Mortgage Trust 5.676% due 09/15/2036 •		9,200	8,881
BX Trust 5.126% due 01/15/2034 •		29,299	29,293
Chase Home Lending Mortgage Trust 5.555% due 09/25/2055 •		9,194	9,203
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.684% due 08/25/2035 •		32	31
Citigroup Mortgage Loan Trust
3.250% due 03/25/2061 ~		779	762
4.504% due 01/25/2037 •		83	74
4.783% due 09/25/2037 ~		486	449
5.000% due 05/25/2051 •		10,859	10,084
5.483% due 07/25/2046 ~		76	72
5.988% due 08/25/2035 ~		84	80
6.490% due 05/25/2035 •		20	21

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

6.560% due 10/25/2035 •		15	15
6.756% due 03/25/2034 ~		13	12
Citigroup Mortgage Loan Trust, Inc.
5.805% due 06/25/2055 •		9,513	9,544
5.830% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •		11,522	11,320
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		19,584	19,675
Countrywide Alternative Loan Trust
4.612% due 02/20/2047 •		1,410	1,133
4.627% due 12/20/2046 •		933	815
4.754% due 02/25/2047 •		49	48
4.794% due 05/25/2047 •		904	832
4.814% due 09/25/2046 •		248	241
4.819% due 02/25/2037 ~		236	210
4.852% due 07/20/2046 •		442	371
4.854% due 07/25/2046 •		92	83
5.399% due 12/25/2035 •		150	129
5.399% due 02/25/2036 •		108	98
6.000% due 04/25/2037		102	46
6.250% due 12/25/2033		42	46
Countrywide Home Loan Mortgage Pass-Through Trust
4.860% due 09/25/2047 ~		47	42
4.894% due 05/25/2035 •		71	62
5.014% due 04/25/2035 •		3	3
6.250% due 07/19/2031 ~		1	1
Countrywide Home Loan Reperforming REMIC Trust
4.744% due 01/25/2034 ~		5	4
4.774% due 06/25/2035 •		538	518
Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~		12	12
5.387% due 11/25/2034 ~		91	89
6.495% due 11/25/2033 ~		29	28
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.904% due 04/25/2062 ~		2,566	2,443
4.118% due 12/27/2060 ~		8,883	8,854
5.000% due 07/25/2056 •		10,042	9,345
5.194% due 07/15/2032 •		3,714	3,687
Ellington Financial Mortgage Trust
2.006% due 05/25/2065 ~		69	69
5.655% due 02/25/2060 þ		2,794	2,818
5.726% due 01/25/2060 þ		3,444	3,477
Eurohome U.K. Mortgages PLC 4.508% due 06/15/2044 •	GBP	127	173
Extended Stay America Trust 5.506% due 07/15/2038 •		$86,030	86,106
First Horizon Mortgage Pass-Through Trust 6.431% due 08/25/2035 ~		92	66
FirstKey Master Funding 3.000% due 05/27/2036 ~		1,510	1,409
GCAT Trust
1.091% due 05/25/2066 ~		10,509	9,131
1.348% due 05/25/2066 ~		1,055	920
2.650% due 10/25/2068 ~		670	650
2.885% due 12/27/2066 ~		21,161	19,780
Gemgarto PLC 5.124% due 12/16/2067 •	GBP	1,057	1,452
GMACM Mortgage Loan Trust 4.495% due 08/19/2034 ~		$173	161
GreenPoint Mortgage Funding Trust 4.974% due 11/25/2045 •		101	95
GreenPoint MTA Trust
4.874% due 06/25/2045 •		48	44
4.894% due 06/25/2045 •		38	30
GS Mortgage Securities Corp. Trust 5.680% due 12/15/2036 •		7,158	7,146
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		8,753	8,129
5.000% due 02/25/2052 •		22,985	21,338
5.656% due 11/25/2054 •		20,077	20,169
GSMPS Mortgage Loan Trust 8.500% due 01/25/2036		56	55
GSR Mortgage Loan Trust
4.537% due 04/25/2036 ~		96	58
4.729% due 01/25/2036 ~		77	72
5.293% due 09/25/2035 ~		250	240
HarborView Mortgage Loan Trust
4.692% due 03/19/2037 •		292	271
4.872% due 05/19/2035 •		319	306
4.912% due 03/19/2036 •		940	860
5.514% due 08/19/2036 ~		4	4
5.997% due 04/19/2034 ~		5	5
Impac CMB Trust 5.074% due 03/25/2035 •		763	736

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

IndyMac IMSC Mortgage Loan Trust 4.794% due 07/25/2047 •		250	164
IndyMac INDX Mortgage Loan Trust
4.588% due 12/25/2034 ~		7	6
4.814% due 09/25/2046 •		451	406
4.834% due 06/25/2046 •		194	170
4.854% due 05/25/2046 •		67	61
4.914% due 07/25/2035 •		48	44
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050		834	815
4.128% due 07/05/2031		5,000	4,597
5.569% due 06/15/2035 •		4,555	3,935
5.809% due 12/15/2031 •		4,190	4,173
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		1,329	1,200
3.500% due 08/25/2050 ~		246	222
3.953% due 04/25/2035 ~		516	428
5.000% due 02/25/2052 •		9,284	8,620
Kinbane DAC 2.739% due 09/25/2062 ~	EUR	13,080	15,621
Legacy Mortgage Asset Trust
5.250% due 07/25/2067		$5,429	5,422
5.750% due 07/25/2061		2,661	2,655
Luminent Mortgage Trust
4.774% due 12/25/2036 •		280	255
4.794% due 12/25/2036 •		32	31
4.834% due 10/25/2046 •		73	67
MA Money Pinnacle Residential Securitisation Trust 4.535% due 04/15/2066 •	AUD	8,892	5,855
MASTR Adjustable Rate Mortgages Trust
4.644% due 04/25/2046 •		$150	138
6.043% due 11/21/2034 ~		137	132
MASTR Alternative Loan Trust 6.000% due 08/25/2033		150	152
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.126% due 11/15/2031 •		95	92
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.866% due 12/15/2030 •		93	90
5.137% due 10/20/2029 •		85	83
5.286% due 08/15/2032 •		7	7
Merrill Lynch Mortgage Investors Trust
4.854% due 02/25/2036 •		762	747
4.934% due 11/25/2035 •		70	67
6.210% due 12/25/2032 •		1	1
Merrill Lynch Mortgage-Backed Securities Trust 4.365% due 04/25/2037 ~		137	120
MFA Trust
1.131% due 07/25/2060 ~		1,155	1,052
2.479% due 03/25/2065 ~		760	735
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 ~		6,688	6,393
2.750% due 08/25/2059 ~		6,864	6,645
Morgan Stanley Capital Trust 5.426% due 05/15/2036 •		11,400	7,182
Morgan Stanley Mortgage Loan Trust
4.874% due 02/25/2047 •		634	162
6.075% due 06/25/2036 ~		19	19
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		10,416	9,673
MortgageIT Trust 5.174% due 12/25/2034 •		105	105
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		1,281	1,222
2.464% due 01/26/2060 ~		772	730
3.500% due 12/25/2057 ~		1,312	1,273
3.500% due 10/25/2059 ~		1,182	1,110
4.500% due 05/25/2058 ~		5,308	5,202
New York Mortgage Trust Loan Trust 4.670% due 08/25/2061 þ		13,677	13,588
NYO Commercial Mortgage Trust 5.521% due 11/15/2038 •		55,900	55,826
OBX Trust
5.000% due 10/25/2051 •		5,330	4,975
5.084% due 06/25/2057 •		469	460
5.988% due 01/25/2064 þ		9,444	9,514
6.067% due 01/25/2064 þ		11,544	11,631
6.129% due 12/25/2063 þ		18,916	19,078
6.447% due 02/25/2064 þ		12,808	12,981
Oceanview Mortgage Trust 5.261% due 05/25/2055 •		15,493	15,531
One New York Plaza Trust 5.376% due 01/15/2036 •		27,900	27,139
PRKCM Trust 6.333% due 03/25/2059 þ		3,436	3,467
Progress Trust 4.693% due 01/21/2051 •	AUD	15,803	10,413

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

PRPM Trust
6.265% due 12/25/2068 þ		$3,116	3,144
6.327% due 06/25/2069 þ		3,964	4,038
RCKT Mortgage Trust
5.553% due 03/25/2055 þ		7,196	7,245
5.653% due 01/25/2045 þ		7,363	7,412
Residential Accredit Loans, Inc. Trust
4.734% due 08/25/2035 •		255	179
4.854% due 04/25/2046 •		136	35
4.934% due 08/25/2037 •		86	83
5.759% due 09/25/2045 •		137	117
Residential Asset Securitization Trust
5.750% due 02/25/2036		80	27
5.758% due 12/25/2034 ~		580	543
Residential Funding Mortgage Securities, Inc. Trust 6.500% due 03/25/2032		5	5
Sequoia Mortgage Trust
4.466% due 11/25/2063 ~		11,814	11,941
4.731% due 01/20/2047 ~		50	36
4.832% due 05/20/2035 •		607	557
5.192% due 10/20/2027 •		19	19
7.373% due 04/20/2035 ~		15	15
Structured Adjustable Rate Mortgage Loan Trust
4.728% due 08/25/2035 ~		133	116
5.799% due 01/25/2035 •		18	17
6.525% due 02/25/2034 ~		9	9
Structured Asset Mortgage Investments Trust
4.694% due 03/25/2037 •		213	81
4.814% due 07/25/2046 •		788	548
4.874% due 05/25/2036 •		1,795	1,471
4.874% due 05/25/2046 •		591	207
4.894% due 05/25/2045 •		99	94
4.932% due 07/19/2035 •		25	24
4.994% due 02/25/2036 •		6	5
5.012% due 07/19/2034 •		2	2
5.092% due 09/19/2032 •		2	2
5.132% due 03/19/2034 •		47	44
5.132% due 04/19/2035 •		253	246
Thornburg Mortgage Securities Trust 5.642% due 04/25/2045 ~		19	19
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	7,417	10,203
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$8,957	8,676
2.710% due 01/25/2060 ~		8,763	8,419
3.750% due 05/25/2058 ~		9,850	9,670
5.434% due 05/25/2058 •		4,333	4,438
5.434% due 10/25/2059 •		2,962	2,986
Triton Bond Trust 4.458% due 02/09/2053 •	AUD	9,728	6,396
TTAN 5.276% due 03/15/2038 •		$2,076	2,078
Verus Securitization Trust
5.712% due 01/25/2069 þ		14,227	14,265
5.811% due 05/25/2068		4,176	4,183
5.850% due 12/25/2067 þ		4,203	4,200
5.999% due 02/25/2068		1,275	1,275
6.218% due 06/25/2069 þ		6,411	6,485
6.338% due 04/25/2069		2,647	2,678
6.443% due 08/25/2068		2,788	2,810
6.476% due 06/25/2068		7,951	8,004
WaMu Mortgage Pass-Through Certificates Trust
3.413% due 05/25/2037 ~		170	138
3.716% due 04/25/2037 ~		100	90
3.775% due 01/25/2037 ~		137	119
4.033% due 12/25/2046 •		323	291
4.068% due 12/25/2046 •		641	557
4.182% due 02/27/2034 •		8	8
4.257% due 02/25/2037 ~		499	450
4.351% due 12/25/2036 ~		95	87
4.376% due 02/25/2037 ~		196	181
4.449% due 02/25/2037 ~		173	155
4.823% due 09/25/2036 ~		125	109
4.954% due 11/25/2045 •		32	31
4.974% due 12/25/2045 •		33	33
5.014% due 10/25/2045 •		202	202
5.054% due 01/25/2045 •		20	20
5.099% due 02/25/2047 •		173	158
5.129% due 01/25/2047 •		99	94
5.139% due 01/25/2047 •		203	184
5.154% due 10/25/2045 •		335	334
5.159% due 04/25/2047 •		328	299
5.214% due 01/25/2045 •		636	612
5.387% due 06/25/2034 ~		226	212
5.399% due 02/25/2046 •		582	532
5.399% due 08/25/2046 •		2,169	1,987

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

5.447% due 07/25/2046 •		83	75
5.447% due 08/25/2046 •		1,046	898
5.599% due 11/25/2042 •		54	52
5.649% due 01/25/2047 •		72	66
5.776% due 03/25/2033 ~		11	11
5.799% due 06/25/2042 •		46	43
5.799% due 08/25/2042 •		78	76
5.899% due 09/25/2046 •		145	141
5.899% due 11/25/2046 •		62	55
6.526% due 09/25/2033 ~		271	270
6.633% due 09/25/2033 ~		41	40
Warwick Finance Residential Mortgages PLC 5.708% due 03/21/2042 •	GBP	1,662	2,303
Washington Mutual Mortgage Pass-Through Certificates Trust 5.369% due 05/25/2046 •		$157	138
Wells Fargo Commercial Mortgage Trust 5.978% due 01/15/2059 •		3,500	3,492

Total Non-Agency Mortgage-Backed Securities (Cost $860,467)			851,746

ASSET-BACKED SECURITIES 20.7%
AUTOMOBILE ABS OTHER 0.9%
CarMax Auto Owner Trust
4.924% due 03/15/2027 •		5,727	5,730
5.104% due 12/15/2026 •		2,320	2,321
Chesapeake Funding LLC
5.074% due 05/15/2036 •		5,284	5,281
5.554% due 05/15/2035 •		5,336	5,361
Citizens Auto Receivables Trust 4.904% due 10/15/2026 •		3,691	3,692
Ford Credit Auto Lease Trust 4.804% due 07/15/2026 •		268	268
Ford Credit Floorplan Master Owner Trust 5.074% due 09/15/2029 •		29,000	29,073
GM Financial Automobile Leasing Trust 4.712% due 05/20/2027 •		20,200	20,215
GM Financial Consumer Automobile Receivables Trust 4.834% due 11/16/2026 •		970	970
Toyota Lease Owner Trust 4.742% due 02/22/2027 •		14,308	14,306

			87,217

AUTOMOBILE SEQUENTIAL 2.0%
Ally Auto Receivables Trust 5.080% due 12/15/2028		2,182	2,194
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	2,760	2,046
BMW Vehicle Lease Trust 5.990% due 09/25/2026		$7,580	7,607
CarMax Auto Owner Trust 5.300% due 03/15/2027		4,189	4,194
Carvana Auto Receivables Trust 0.800% due 01/10/2027		868	862
Chesapeake Funding LLC 5.520% due 05/15/2036		7,529	7,608
Citizens Auto Receivables Trust
5.540% due 11/16/2026		4,083	4,089
5.840% due 01/18/2028		8,620	8,677
CPS Auto Receivables Trust 4.910% due 06/15/2028		3,480	3,482
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		2,397	2,395
5.740% due 12/20/2026		14,150	14,215
5.760% due 10/22/2029		10,547	10,591
6.400% due 03/20/2030		22,619	22,965
GM Financial Consumer Automobile Receivables Trust 4.880% due 08/16/2028		5,740	5,774
GMF Canada Leasing Trust 4.883% due 12/21/2026	CAD	6,683	4,971
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		$38,400	38,611
Hyundai Auto Receivables Trust
4.530% due 09/15/2027		4,828	4,830
5.290% due 04/15/2027		4,470	4,478
5.800% due 01/15/2027		1,450	1,452
Oscar U.S. Funding LLC 5.810% due 12/10/2027		11,900	11,976
SBNA Auto Lease Trust 5.560% due 11/22/2027		21,400	21,581

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

World Omni Auto Receivables Trust 5.790% due 02/15/2029	1,561	1,577

		186,175

CMBS OTHER 1.1%
ACREC LLC 6.542% due 02/19/2038 •	6,014	6,021
AREIT Trust 6.556% due 06/17/2039 •	21,707	21,722
BDS LLC 5.599% due 10/21/2042 •	6,800	6,777
Brightspire Capital Ltd. 5.582% due 08/19/2038 •	5,886	5,871
BXMT Ltd. 6.328% due 11/15/2037 •	1,066	1,065
GPMT Ltd. 5.784% due 12/15/2036 •	8,842	8,653
HERA Commercial Mortgage Ltd. 5.479% due 02/18/2038 •	1,282	1,282
LoanCore Issuer Ltd. 5.726% due 07/15/2036 •	1,890	1,890
M360 Ltd. 5.936% due 11/22/2038 •	1,924	1,895
MF1 Ltd.
5.509% due 10/16/2036 •	20,705	20,707
6.128% due 12/15/2035 •	6,215	6,227
PFP Ltd.
6.144% due 09/17/2039 •	7,932	7,960
6.586% due 08/19/2035 •	10,402	10,419
Ready Capital Mortgage Financing LLC 6.693% due 10/25/2039 •	2,671	2,671

		103,160

CREDIT CARD BULLET 1.5%
Master Credit Card Trust
5.053% due 01/21/2028 •	50,700	50,770
5.153% due 01/21/2027 •	91,000	90,963

		141,733

CREDIT CARD OTHER 2.6%
CARDS Trust 5.192% due 07/15/2028 •	30,000	30,005
Golden Credit Card Trust 1.970% due 01/15/2029	35,000	33,810
Synchrony Card Funding LLC 5.740% due 10/15/2029	5,000	5,093
Trillium Credit Card Trust
5.130% due 12/26/2028 •	61,000	61,114
5.226% due 08/26/2028 •	112,600	112,684

		242,706

HOME EQUITY OTHER 0.9%
ABFC Trust
5.134% due 06/25/2034 •	198	199
5.409% due 06/25/2033 •	366	366
Accredited Mortgage Loan Trust 4.694% due 09/25/2036 •	787	784
ACE Securities Corp. Home Equity Loan Trust
4.554% due 10/25/2036 •	8	3
5.214% due 04/25/2034 •	10,245	9,711
5.469% due 10/25/2034 •	1,489	1,451
Amortizing Residential Collateral Trust 5.134% due 10/25/2031 •	63	62
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.374% due 06/25/2029 •	70	71
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.656% due 12/25/2033 •	22	100
Asset-Backed Securities Corp. Home Equity Loan Trust
2.973% due 07/25/2036 •	483	475
4.514% due 05/25/2037 •	17	12
Bear Stearns Asset-Backed Securities Trust
5.234% due 10/27/2032 •	7	7
5.434% due 11/25/2042 •	6	6
5.684% due 08/25/2037 •	36	35
Chase Funding Trust 5.074% due 08/25/2032 •	17	16
Citigroup Mortgage Loan Trust 4.494% due 07/25/2045 •	177	123
Countrywide Asset-Backed Certificates 4.724% due 05/25/2047 •	118	113
Countrywide Asset-Backed Certificates Trust
4.974% due 12/25/2034 •	2,833	2,769

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

5.234% due 10/25/2047 •	1,032	964
5.259% due 03/25/2034 •	114	129
5.334% due 05/25/2036 •	171	168
5.934% due 10/25/2034 •	317	316
Countrywide Revolving Home Equity Loan Trust 4.566% due 01/15/2037 •	4	4
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •	1	1
Credit-Based Asset Servicing & Securitization LLC 4.554% due 07/25/2037 •	177	116
Credit-Based Asset Servicing & Securitization Trust 4.554% due 11/25/2036 •	32	15
Delta Funding Home Equity Loan Trust 5.246% due 09/15/2029 •	12	12
EMC Mortgage Loan Trust 5.174% due 05/25/2040 •	15	15
Finance America Mortgage Loan Trust 5.259% due 08/25/2034 •	4,539	4,321
First NLC Trust 4.504% due 08/25/2037 •	301	150
Fremont Home Loan Trust 5.169% due 01/25/2035 •	172	170
GSAA Home Equity Trust 4.974% due 07/25/2037 •	186	179
GSAMP Trust
4.504% due 12/25/2036 •	242	120
4.954% due 06/25/2036 •	2,357	2,291
Home Equity Asset Trust
5.019% due 07/25/2036 •	460	458
5.354% due 02/25/2033 •	1	1
5.379% due 06/25/2034 •	1,121	1,121
HSI Asset Loan Obligation Trust 4.554% due 12/25/2036 •	80	23
HSI Asset Securitization Corp. Trust 4.929% due 02/25/2036 •	1,564	1,502
JP Morgan Mortgage Acquisition Trust
4.644% due 10/25/2036 •	742	740
4.839% due 07/25/2036 •	1,184	1,170
Lehman ABS Mortgage Loan Trust 4.524% due 06/25/2037 •	207	138
Long Beach Mortgage Loan Trust
4.994% due 10/25/2034 •	317	313
5.134% due 03/25/2032 •	16	16
5.409% due 04/25/2035 •	2,765	2,752
MASTR Asset-Backed Securities Trust
4.534% due 11/25/2036 •	45	13
4.534% due 01/25/2037 •	245	69
5.134% due 09/25/2034 •	4,953	4,541
5.214% due 02/25/2034 •	687	702
Merrill Lynch Mortgage Investors Trust
4.594% due 09/25/2037 •	3	1
4.674% due 02/25/2037 •	240	68
Morgan Stanley ABS Capital, Inc. Trust
4.494% due 05/25/2037 •	73	66
4.634% due 09/25/2036 •	16	6
5.054% due 12/25/2035 •	228	224
5.334% due 05/25/2034 •	9,926	10,445
Morgan Stanley Home Equity Loan Trust 5.424% due 05/25/2035 •	349	345
Morgan Stanley IXIS Real Estate Capital Trust 4.534% due 11/25/2036 •	7	2
New Century Home Equity Loan Trust
4.794% due 05/25/2036 •	64	64
5.364% due 11/25/2034 •	1,470	1,491
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.734% due 07/25/2036 •	2,069	1,941
NovaStar Mortgage Funding Trust
5.094% due 01/25/2036 •	155	154
5.514% due 06/25/2035 •	49	49
RAAC Trust 4.984% due 01/25/2046 •	1,292	1,292
RCKT Mortgage Trust 6.025% due 02/25/2044 ~	5,860	5,898
Renaissance Home Equity Loan Trust
3.733% due 08/25/2033 •	224	204
5.154% due 11/25/2034 •	96	84
Residential Asset Mortgage Products Trust 5.124% due 10/25/2035 •	6	6
Securitized Asset-Backed Receivables LLC Trust
5.104% due 08/25/2034 •	3,243	3,064
5.109% due 01/25/2035 •	381	348
Soundview Home Loan Trust 4.994% due 05/25/2036 •	6,034	5,889
Structured Asset Securities Corp. Mortgage Loan Trust 5.939% due 04/25/2035 •	28	28

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

Towd Point Mortgage Trust
5.348% due 07/25/2065 þ		5,200	5,200
5.848% due 01/25/2064 ~		5,486	5,510
6.125% due 02/25/2064 ~		1,159	1,170
6.290% due 05/25/2064 ~		5,832	5,891
Washington Mutual Asset-Backed Certificates Trust 4.129% due 10/25/2036 •		42	15

			88,288

WHOLE LOAN COLLATERAL 0.0%
Bear Stearns Asset-Backed Securities Trust 5.500% due 09/25/2033		3,496	3,163
First Franklin Mortgage Loan Trust 4.594% due 11/25/2036 •		144	145
GSAMP Trust 5.184% due 01/25/2034 •		742	749
GSRPM Mortgage Loan Trust 5.184% due 03/25/2035 •		271	302
Residential Asset Mortgage Products Trust 5.214% due 07/25/2035 •		77	76
Specialty Underwriting & Residential Finance Trust 5.409% due 12/25/2035 •		208	207

			4,642

OTHER ABS 11.7%
AGL CLO Ltd. 5.399% due 12/02/2034 •		7,900	7,903
Anchorage Capital CLO Ltd.
5.319% due 10/20/2034 •		17,500	17,504
5.712% due 04/22/2034 •		32,200	32,272
Apidos CLO 5.520% due 04/17/2034 •		11,900	11,896
Ares CLO Ltd.
5.568% due 01/15/2032 •		5,010	5,013
5.573% due 04/25/2034 •		600	601
5.600% due 04/17/2033 •		24,900	24,980
Atlas Senior Loan Fund Ltd. 5.379% due 01/18/2035 •		10,900	10,892
Bain Capital Credit CLO Ltd.
5.269% due 04/23/2035 •		6,600	6,580
5.335% due 07/24/2034 •		13,050	12,996
5.359% due 10/21/2034 •		4,300	4,305
5.489% due 10/23/2034 •		5,550	5,554
5.491% due 07/16/2034 •		11,100	11,092
Bain Capital Euro CLO DAC 2.976% due 01/20/2032 •	EUR	8,240	9,686
Benefit Street Partners CLO Ltd. 5.619% due 04/20/2034 •		$5,400	5,408
Black Diamond CLO DAC 3.096% due 01/20/2032 •	EUR	76	90
BlueMountain CLO Ltd. 5.472% due 10/25/2030 •		$6,054	6,059
Canyon Capital CLO Ltd. 5.266% due 10/15/2034 •		12,100	12,114
Canyon CLO Ltd. 5.336% due 07/15/2034 •		4,200	4,205
Carlyle Euro CLO DAC 2.979% due 01/15/2031 •	EUR	7,092	8,356
Carlyle Global Market Strategies CLO Ltd. 5.511% due 04/17/2031 •		$369	369
Carval CLO Ltd. 5.259% due 07/20/2032 •		11,837	11,846
CCG Receivables Trust 4.480% due 10/14/2032		15,600	15,641
CIFC Funding Ltd. 5.487% due 10/24/2030 •		10,134	10,136
CNH Equipment Trust 5.900% due 02/16/2027		3,130	3,132
College Avenue Student Loans LLC 6.084% due 11/26/2046 •		841	848
Commonbond Student Loan Trust
2.550% due 05/25/2041		653	623
3.560% due 09/25/2045		625	602
CVC Cordatus Loan Fund DAC 2.605% due 09/15/2031 •	EUR	13,100	15,429
Dell Equipment Finance Trust 4.690% due 08/22/2030		$14,800	14,815
DLLAA LLC 5.930% due 07/20/2026		925	926
Dryden CLO Ltd. 5.362% due 08/20/2034 •		1,400	1,397
Dryden Euro CLO DAC 2.939% due 04/15/2033 •	EUR	7,093	8,352

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

Dryden Senior Loan Fund 5.419% due 10/19/2029 •		$3,703	3,706
ECMC Group Student Loan Trust
5.170% due 02/27/2068 •		11,881	11,784
5.420% due 07/25/2069 •		6,245	6,222
5.470% due 05/25/2067 •		834	830
Elevation CLO Ltd. 5.412% due 07/25/2034 •		19,200	19,221
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		18,945	16,862
Euro-Galaxy CLO DAC 2.811% due 04/24/2034 •	EUR	3,737	4,392
Flatiron CLO Ltd. 5.505% due 11/16/2034 •		$6,134	6,147
Gallatin CLO Ltd. 5.608% due 07/15/2031 •		12,157	12,187
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •		5,400	5,390
Harvest CLO DAC 3.039% due 07/15/2031 •	EUR	7,065	8,328
ICG U.S. CLO Ltd. 5.419% due 10/20/2034 •		$17,200	17,212
Invesco Euro CLO DAC 2.929% due 07/15/2031 •	EUR	1,851	2,177
Jamestown CLO Ltd. 5.402% due 07/25/2034 •		$9,500	9,473
KKR CLO Ltd.
5.468% due 07/15/2030 •		1,303	1,304
5.471% due 07/18/2030 •		2,133	2,135
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		17,300	17,320
5.319% due 10/19/2034 •		7,500	7,490
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		157	157
MMAF Equipment Finance LLC
5.200% due 09/13/2027		6,601	6,620
5.790% due 11/13/2026		5,009	5,024
Navient Private Education Loan Trust
2.460% due 11/15/2068		1,001	963
5.326% due 11/15/2068 •		1,448	1,445
5.876% due 07/16/2040 •		2,739	2,753
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		455	410
1.170% due 09/16/2069		4,450	4,146
1.330% due 04/15/2069		5,299	4,871
1.690% due 05/15/2069		7,806	7,259
5.426% due 04/15/2069 •		5,528	5,503
6.026% due 11/15/2068 •		474	477
Navient Refinance Loan Trust 5.020% due 07/15/2055		7,000	7,056
Navient Student Loan Trust
5.220% due 07/26/2066 •		7,861	7,801
6.004% due 03/15/2072 •		16,632	16,784
Nelnet Student Loan Trust
4.874% due 09/27/2066 •		830	830
5.020% due 02/27/2051 •		1,098	1,095
5.120% due 09/27/2038 •		1,829	1,821
5.220% due 09/25/2065 •		1,052	1,051
5.234% due 08/25/2067 •		12,967	12,925
5.286% due 02/25/2066 •		1,443	1,442
5.320% due 06/27/2067 •		25,940	25,939
Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •		3,100	3,094
5.330% due 07/17/2036 •		3,300	3,298
OAK Hill European Credit Partners DAC 2.976% due 10/20/2031 •	EUR	17,682	20,808
OCP Euro CLO DAC 3.116% due 09/22/2034 •		6,666	7,851
Octagon Investment Partners Ltd.
5.309% due 01/20/2035 •		$19,150	19,044
5.419% due 10/20/2030 •		5,011	5,016
Octagon Ltd. 5.576% due 07/21/2035 •		25,500	25,484
Pagaya AI Debt Trust
6.660% due 07/15/2031		1,106	1,113
8.050% due 03/15/2030 ~		1	1
Palmer Square Loan Funding Ltd. 5.318% due 10/15/2029 •		652	652
Parallel Ltd. 5.366% due 07/15/2034 •		15,100	15,076
PFS Financing Corp. 5.454% due 08/15/2027 •		54,200	54,244
Pikes Peak CLO
5.466% due 07/15/2034 •		6,100	6,105
5.489% due 10/11/2034 •		17,300	17,317

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

Progress Residential Trust
1.692% due 08/17/2040		8,030	7,452
2.013% due 11/17/2040		4,344	4,050
Recette CLO Ltd. 5.611% due 04/20/2034 •		7,400	7,421
Residential Asset Mortgage Products Trust 5.454% due 01/25/2034 •		485	497
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		11,300	11,307
Saranac CLO Ltd. 5.724% due 08/13/2031 •		1,064	1,063
Sculptor CLO Ltd. 5.329% due 07/20/2034 •		9,450	9,452
Silver Rock CLO Ltd. 5.309% due 01/20/2035 •		1,250	1,248
SLM Student Loan Trust
4.870% due 06/25/2043 •		5,749	5,642
5.070% due 12/27/2038 •		1,014	995
5.120% due 01/25/2029 •		2,352	2,301
5.375% due 04/25/2049		50	50
5.525% due 07/25/2049		923	908
6.325% due 01/27/2026		1,290	1,295
SMB Private Education Loan Trust
1.340% due 03/17/2053		6,740	6,298
1.600% due 09/15/2054		5,622	5,292
5.090% due 10/16/2056		3,030	3,064
5.156% due 01/15/2053 •		5,007	4,983
5.284% due 09/15/2054 •		20,664	20,529
5.403% due 06/17/2052 •		1,909	1,898
5.403% due 07/15/2053 •		15,728	15,752
5.500% due 06/17/2052		4,425	4,536
5.654% due 10/16/2056 •		5,093	5,108
5.754% due 04/15/2054 •		20,733	20,847
5.754% due 02/16/2055 •		10,258	10,341
5.754% due 03/15/2056 •		1,278	1,293
5.853% due 11/15/2052 •		9,203	9,302
6.154% due 05/16/2050 •		3,246	3,277
SoFi Consumer Loan Program Trust
4.800% due 02/27/2034		2,116	2,121
4.820% due 06/25/2034		22,300	22,342
SoFi Professional Loan Program Trust 1.950% due 02/15/2046		6,966	6,525
Sound Point CLO Ltd. 5.562% due 01/25/2032 •		8,563	8,568
Stonepeak ABS 2.301% due 02/28/2033		3,418	3,275
Symphony CLO Ltd.
5.449% due 04/18/2033 •		5,800	5,805
5.482% due 04/16/2031 •		1,826	1,827
TCI-Symphony CLO Ltd. 5.523% due 10/13/2032 •		26,272	26,292
Toro European CLO DAC 3.185% due 01/12/2032 •	EUR	8,184	9,633
Towd Point Asset Trust 5.132% due 11/20/2061 •		$7,549	7,521
Tralee CLO Ltd. 5.349% due 10/20/2034 •		4,300	4,305
Trinitas CLO Ltd.
5.342% due 01/25/2035 •		5,300	5,280
5.379% due 10/20/2033 •		19,600	19,610
5.652% due 04/25/2033 •		14,500	14,520
Venture CLO Ltd.
5.578% due 09/07/2030 •		4,678	4,682
5.578% due 07/15/2031 •		3,949	3,952
5.664% due 04/20/2032 •		11,491	11,503
Verdelite Static CLO Ltd. 5.399% due 07/20/2032 •		8,325	8,314
Verizon Master Trust 4.952% due 12/20/2028 •		17,200	17,225
Volvo Financial Equipment LLC 4.560% due 05/17/2027		16,371	16,377
Voya CLO Ltd. 5.329% due 04/20/2034 •		7,900	7,871
Voya Ltd. 5.518% due 10/15/2030 •		487	487
Wind River CLO Ltd. 5.316% due 10/15/2034 •		7,460	7,437

			1,110,950

Total Asset-Backed Securities (Cost $1,968,420)			1,964,871

SOVEREIGN ISSUES 1.4%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (c)	BRL	631,900	112,185
Israel Government International Bond
0.500% due 02/27/2026	ILS	30,800	8,937

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

5.000% due 10/30/2026	EUR	2,800	3,392
Korea Housing Finance Corp. 4.475% due 04/06/2026	AUD	1,000	659
Korea National Oil Corp. 5.192% due 03/31/2028 ~		$5,200	5,202

Total Sovereign Issues (Cost $122,756)			130,375

SHORT-TERM INSTRUMENTS 11.2%
COMMERCIAL PAPER 4.7%
AbbVie, Inc. 4.640% due 07/07/2025		97,300	97,213
Alimentation Couche-Tard, Inc.
4.640% due 07/29/2025		8,700	8,667
4.640% due 07/30/2025		13,100	13,049
4.670% due 07/02/2025		21,200	21,195
4.670% due 07/08/2025		27,900	27,871
Amrize Finance U.S. LLC
4.640% due 07/08/2025		800	799
4.670% due 07/15/2025		3,800	3,793
4.670% due 07/16/2025		25,900	25,847
Crown Castle, Inc. 5.030% due 07/22/2025		92,100	91,818
HCA, Inc. 5.000% due 08/22/2025		116,600	115,758
Jones Lang LaSalle Finance BV 4.720% due 07/07/2025		9,200	9,192
Northrop Grumman Corp. 4.690% due 07/24/2025		27,800	27,715
RTX Corp. 4.620% due 07/16/2025		1,900	1,896

			444,813

		SHARES
MUTUAL FUNDS 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (e)		3,388,656	3,389

		PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 6.5%
4.257% due 08/19/2025 - 01/02/2026 (b)(c)(j)		$635,904	622,785

Total Short-Term Instruments (Cost $1,071,011)			1,070,987

Total Investments in Securities (Cost $10,463,289)			10,462,810

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short Asset Portfolio		859,967	8,424
PIMCO Short-Term Floating NAV Portfolio III		637	6

Total Short-Term Instruments (Cost $8,372)			8,430

Total Investments in Affiliates (Cost $8,372)			8,430

Total Investments 110.1% (Cost $10,471,661)			$10,471,240
Financial Derivative Instruments (g)(i) (0.2)%(Cost or Premiums, net $(6,300))			(23,743)
Other Assets and Liabilities, net (9.9)%			(939,233)

Net Assets 100.0%			$9,508,264

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ				Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)				Security is an Interest Only ("IO") or IO Strip.
(b)				Coupon represents a weighted average yield to maturity.
(c)				Zero coupon security.
(d)				Principal amount of security is adjusted for inflation.
(e)				Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

DEU	4.520%		06/27/2025	07/01/2025	$(32,072)	$(32,088)
	4.600		06/30/2025	07/01/2025	(141,734)	(141,752)
IND	4.600		06/30/2025	07/01/2025	(9,319)	(9,320)

Total Reverse Repurchase Agreements						$(183,160)

(f)				Securities with an aggregate market value of $191,691 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(442,003) at a weighted average interest rate of 4.517%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract June Futures	09/2025	12,308	$2,943,612	$(713)	$0	$(231)
3-Month SOFR Active Contract March Futures	06/2026	10,732	2,591,778	6,390	805	0
Australia Government 10-Year Bond September Futures	09/2025	2,234	158,412	532	0	(131)
U.S. Treasury 5-Year Note September Futures	09/2025	28,369	3,092,221	32,628	3,768	0

				$38,837	$4,573	$(362)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	12,349	$(2,568,881)	$(10,336)	$0	$(675)
U.S. Treasury 10-Year Note September Futures	09/2025	1,986	(222,680)	(4,085)	0	(621)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	1,055	(120,550)	(2,432)	0	(511)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	1,918	(228,482)	(7,231)	0	(2,577)

				$(24,084)	$0	$(4,384)

Total Futures Contracts				$14,753	$4,573	$(4,746)

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	16,100	$94	$(19)	$75	$2	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	331,800	$(10,324)	$6,198	$(4,126)	$0	$(18)
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$1,746,200	2,170	98	2,268	28	0
Receive	1-Day USD-SOFR Compounded-OIS	3.920	Annual	02/27/2026	11,200	0	21	21	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	256,100	0	(3,689)	(3,689)	0	(294)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.620	Annual	11/30/2029	2,415,044	(1,739)	(23,571)	(25,310)	0	(3,565)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	309,100	(544)	(2,782)	(3,326)	0	(451)

$(10,437)	$(23,725)	$(34,162)	$28	$(4,328)

Total Swap Agreements	$(10,343)	$(23,744)	$(34,087)	$30	$(4,328)

(h)	Securities with an aggregate market value of $61,491 and cash of $81,891 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	07/2025	EUR	112,958	$128,439	$0	$(4,620)
07/2025	ILS	914	261	0	(10)
07/2025	$20,649	AUD	31,883	335	0
BPS	07/2025	BRL	628	$115	0	(1)
07/2025	$110	BRL	628	6	0
10/2025	BRL	186,413	$31,097	0	(2,432)
BRC	07/2025	AUD	468,019	301,617	0	(6,410)
07/2025	ILS	1,924	570	0	(1)
07/2025	$119,299	GBP	87,681	1,056	0
07/2025	1,149	ILS	4,001	39	0
08/2025	GBP	87,681	$119,315	0	(1,057)
CBK	07/2025	$1,748	AUD	2,678	14	0
DUB	07/2025	127,290	EUR	109,723	1,959	0
07/2025	561	ILS	1,943	16	0
08/2025	EUR	109,483	$127,290	0	(1,957)
09/2025	MXN	3	0	0	0
FAR	07/2025	BRL	291,679	51,016	0	(2,669)
07/2025	CHF	221	276	0	(3)
07/2025	$283,395	AUD	433,458	1,886	0
07/2025	53,445	BRL	291,679	240	0
07/2025	269	CHF	221	10	0

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	AUD	433,458	$283,570	0	(1,890)
08/2025	$276	CHF	220	3	0
09/2025	BRL	1,980	$353	0	(6)
09/2025	$109	MXN	2,124	3	0
GLM	10/2025	BRL	424,600	$69,884	0	(6,485)
JPM	07/2025	AUD	5,860	3,841	0	(16)
07/2025	BRL	11,973	2,194	0	(10)
07/2025	$2,046	BRL	11,973	157	0
07/2025	1,097	CAD	1,506	9	0
08/2025	3,843	AUD	5,860	16	0
MBC	07/2025	AUD	5,565	$3,647	0	(16)
07/2025	CAD	12,565	9,148	0	(79)
07/2025	$3,834	AUD	5,860	23	0
07/2025	8,048	CAD	11,063	76	0
07/2025	3,741	EUR	3,234	68	0
07/2025	5,404	GBP	3,975	55	(2)
08/2025	AUD	5,565	$3,635	0	(30)
08/2025	CAD	11,044	8,048	0	(76)
02/2026	ILS	30,954	8,466	0	(763)
MYI	10/2025	BRL	20,800	3,420	0	(321)
SCX	07/2025	$9	ILS	30	0	0
SSB	07/2025	GBP	90,315	$122,288	0	(1,683)
07/2025	$47,385	BRL	277,134	3,623	0
UAG	07/2025	82	ILS	294	5	0

Total Forward Foreign Currency Contracts	$9,599	$(30,537)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	327,900	$77	$0
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/12/2025	31,100	25	20
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	31,100	25	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/12/2025	2,569,900	2,062	1,656
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	2,569,900	2,066	2

Total Purchased Options	$4,255	$1,678

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	55,000	$(76)	$(4)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	65,050	(67)	(4)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	39,600	(48)	(3)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	17,650	(21)	(1)

Total Written Options	$(212)	$(12)

(j)

Securities with an aggregate market value of $18,389 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$2,934,136	$0	$2,934,136
Industrials	0	1,121,126	0	1,121,126
Utilities	0	437,996	0	437,996
Municipal Bonds & Notes
Louisiana	0	29,860	0	29,860
U.S. Government Agencies	0	1,849,070	4,706	1,853,776
U.S. Treasury Obligations	0	67,937	0	67,937
Non-Agency Mortgage-Backed Securities	0	851,746	0	851,746
Asset-Backed Securities
Automobile ABS Other	0	87,217	0	87,217
Automobile Sequential	0	186,175	0	186,175
CMBS Other	0	103,160	0	103,160

Schedule of Investments PIMCO Short-Term Fund (Cont.)	June 30, 2025 (Unaudited)

Credit Card Bullet	0	141,733	0	141,733
Credit Card Other	0	242,706	0	242,706
Home Equity Other	5,200	83,088	0	88,288
Whole Loan Collateral	0	4,642	0	4,642
Other ABS	0	1,110,950	0	1,110,950
Sovereign Issues	0	130,375	0	130,375
Short-Term Instruments
Commercial Paper	0	444,813	0	444,813
Mutual Funds	0	3,389	0	3,389
U.S. Treasury Bills	0	622,785	0	622,785

	$5,200	$10,452,904	$4,706	$10,462,810
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$8,430	$0	$0	$8,430

Total Investments	$13,630	$10,452,904	$4,706	$10,471,240

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	4,603	0	4,603
Over the counter	0	11,277	0	11,277

	$0	$15,880	$0	$15,880
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(131)	(8,943)	0	(9,074)
Over the counter	0	(30,549)	0	(30,549)

	$(131)	$(39,492)	$0	$(39,623)

Total Financial Derivative Instruments	$(131)	$(23,612)	$0	$(23,743)

Totals	$13,499	$10,429,292	$4,706	$10,447,497

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 139.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Republic of Panama 4.804% (EUR006M + 2.450%) due 04/01/2027 «~	EUR	1,400	$1,657

Total Loan Participations and Assignments (Cost $1,514)			1,657

CORPORATE BONDS & NOTES 8.9%
BANKING & FINANCE 6.5%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,300	1,239
3.300% due 01/30/2032		1,300	1,178
American Express Co. 5.284% due 07/26/2035 •		2,400	2,431
Ares Strategic Income Fund 5.450% due 09/09/2028		4,400	4,403
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		864	822
Bank of Nova Scotia 5.450% due 08/01/2029		6,600	6,856
Barclays PLC
4.972% due 05/16/2029 •		1,400	1,415
5.690% due 03/12/2030 •		1,400	1,449
7.437% due 11/02/2033 •		2,300	2,611
BPCE SA 5.203% due 01/18/2027		250	254
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	1,200	354
Credit Suisse AG AT1 Claim		$9,300	1,116
Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	1,300	1,528
3.547% due 09/18/2031 •		$500	468
Equitable Holdings, Inc. 4.350% due 04/20/2028		1,200	1,198
Extra Space Storage LP 5.400% due 06/15/2035		1,100	1,106
F&G Global Funding 5.875% due 01/16/2030		400	412
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	1,100	1,289
Ford Motor Credit Co. LLC
2.700% due 08/10/2026		$200	195
2.900% due 02/16/2028		200	188
3.375% due 11/13/2025		700	695
4.125% due 08/17/2027		500	489
5.800% due 03/05/2027		600	605
5.800% due 03/08/2029		700	702
6.950% due 03/06/2026		200	202
6.950% due 06/10/2026		200	203
7.350% due 11/04/2027		200	208
GA Global Funding Trust 5.500% due 04/01/2032		400	407
GLP Capital LP 5.625% due 09/15/2034		400	399
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		1,500	1,482
6.249% due 03/15/2028 ~		3,800	3,874
HPS Corporate Lending Fund 5.950% due 04/14/2032		1,200	1,194
HSBC Holdings PLC
2.848% due 06/04/2031 •		300	274
5.887% due 08/14/2027 •		400	406
Jackson National Life Global Funding
5.315% due 01/14/2028 ~		100	100
5.600% due 04/10/2026		4,200	4,236
JPMorgan Chase & Co. 5.040% due 01/23/2028 •		100	101
Lloyds Banking Group PLC 4.550% due 08/16/2028		2,500	2,509
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 • (a)		1,800	1,800
5.594% due 07/10/2035 •		2,000	2,059

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley
1.512% due 07/20/2027 •		3,200	3,105
4.654% due 10/18/2030 •		3,200	3,207
5.656% due 04/18/2030 •		200	208
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		6,300	6,353
5.504% due 05/26/2028 •		600	613
NatWest Group PLC 4.892% due 05/18/2029 •		3,500	3,536
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (d)		3,000	2,135
Park Intermediate Holdings LLC 4.875% due 05/15/2029		1,100	1,066
Prologis LP
4.200% due 02/15/2033	CAD	600	444
5.000% due 01/31/2035		$1,300	1,300
RLJ Lodging Trust LP 3.750% due 07/01/2026		1,200	1,189
Royal Bank of Canada 4.969% due 08/02/2030 •		700	710
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •(a)		2,900	2,900
5.558% due 07/09/2034		400	413
UBS Group AG
3.091% due 05/14/2032 •		1,500	1,362
4.751% due 05/12/2028 •		7,900	7,949
VICI Properties LP 4.750% due 02/15/2028		2,700	2,716
Vitality Re Ltd. 6.044% due 01/08/2030 ~		250	250
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,700	2,602
5.574% due 07/25/2029 •		11,500	11,876

			106,391

INDUSTRIALS 1.6%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,600	2,483
Bacardi-Martini BV 5.550% due 02/01/2030		2,800	2,875
Bayer U.S. Finance LLC
6.125% due 11/21/2026		200	203
6.375% due 11/21/2030		600	638
6.875% due 11/21/2053		200	213
Centene Corp. 4.625% due 12/15/2029		3,000	2,920
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,300	1,255
DAE Funding LLC 3.375% due 03/20/2028		900	867
Expedia Group, Inc. 4.625% due 08/01/2027		300	301
Hyundai Capital America 5.450% due 06/24/2026		200	202
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)		3,800	3,806
Imperial Brands Finance PLC 3.500% due 07/26/2026		400	395
InterContinental Hotels Group PLC 2.125% due 08/24/2026	GBP	400	533
MPLX LP 2.650% due 08/15/2030		$1,600	1,449
Occidental Petroleum Corp. 5.550% due 10/01/2034		3,400	3,339
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		1,600	1,574
T-Mobile USA, Inc.
2.700% due 03/15/2032		800	705
3.375% due 04/15/2029		1,500	1,444
United Airlines Pass-Through Trust 5.450% due 08/15/2038		595	602

			25,804

UTILITIES 0.8%
Pacific Gas & Electric Co.
3.000% due 06/15/2028		1,100	1,045
3.300% due 12/01/2027		200	194
4.500% due 07/01/2040		1,300	1,084
4.550% due 07/01/2030		1,500	1,465
5.700% due 03/01/2035		300	297
6.100% due 01/15/2029		100	104
6.150% due 03/01/2055		900	841
6.700% due 04/01/2053		1,900	1,907

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

Southern California Edison Co.
4.650% due 10/01/2043	1,200	971
4.875% due 02/01/2027	1,800	1,811
5.150% due 06/01/2029	2,800	2,829
5.350% due 03/01/2026	700	704

		13,252

Total Corporate Bonds & Notes (Cost $144,398)		145,447

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (BABs), Series 2010 6.434% due 11/01/2030	100	105
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	690	606

		711

ILLINOIS 0.0%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009 6.832% due 02/01/2035	170	185

NEVADA 0.0%
Clark County, Nevada Department of Aviation Revenue Bonds, (BABs), Series 2010 6.820% due 07/01/2045	100	112

Total Municipal Bonds & Notes (Cost $1,060)		1,008

U.S. GOVERNMENT AGENCIES 54.1%
Fannie Mae
4.202% due 10/01/2029 ~	8,800	8,836
4.300% due 12/01/2029	6,114	6,159
4.496% due 12/25/2036 •	5	5
4.540% due 07/01/2030	2,000	2,026
4.705% due 09/01/2031 ~	16,300	16,611
4.720% due 10/01/2028 - 08/01/2030	5,976	6,088
4.770% due 10/01/2028 - 03/25/2044	2,420	2,468
4.800% due 07/25/2037 •	11	11
4.820% due 09/25/2035 •	20	19
4.830% due 09/25/2035 •	44	44
4.850% due 05/01/2029	1,500	1,535
4.930% due 06/01/2029	3,900	4,001
5.000% due 04/25/2033	1	1
5.140% due 06/25/2037 •	72	73
5.170% due 01/25/2040 •	182	182
5.255% due 11/25/2054 •	6,000	5,966
5.300% due 11/01/2030	7,900	8,257
5.402% due 07/25/2055	700	700
5.697% due 07/01/2044 •	3	3
6.782% due 05/25/2035 ~	2	2
7.085% due 01/01/2036 •	5	6
7.260% due 08/01/2033 •	2	2
7.488% due 06/01/2033 •	67	69
Freddie Mac
2.862% due 07/25/2054 ~	4,700	4,410
4.000% due 11/01/2047 - 01/01/2048	1,539	1,460
4.500% due 03/01/2029	5	5
4.988% due 06/15/2041 •	27	27
5.118% due 08/15/2037 •	50	50
5.128% due 10/15/2037 •	8	8
5.138% due 05/15/2037	25	25
5.138% due 09/15/2037 •	30	30
5.245% due 11/25/2054 •	6,607	6,593
5.404% due 07/25/2055	800	800
5.455% due 12/25/2054 •	11,442	11,448
5.500% due 07/01/2038	9	9
5.505% due 02/25/2055 •	1,381	1,385
5.599% due 02/25/2045 •	5	5
6.480% due 03/01/2034 •	14	14
Ginnie Mae
4.750% due 11/20/2044 •	386	397
5.000% due 04/15/2036 - 09/15/2039	430	436
Ginnie Mae, TBA
4.000% due 07/01/2055	30,710	28,558
4.500% due 07/01/2055	17,030	16,304
5.000% due 07/01/2055	34,680	34,072
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	11,633	10,662
4.000% due 10/01/2044 - 08/01/2045	4,405	4,245
4.500% due 08/01/2052	3,690	3,547
5.500% due 03/01/2034 - 07/01/2035	27	27
6.000% due 08/01/2036 - 02/01/2038	35	36
6.500% due 10/01/2036 - 04/01/2055	3	3

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		39,975	34,596
4.000% due 07/01/2055 - 08/01/2055		89,570	83,280
4.500% due 08/01/2055		49,700	47,523
5.000% due 08/01/2055		47,010	46,047
5.500% due 07/01/2055 - 08/01/2055		61,060	61,014
6.000% due 08/01/2055		155,450	157,829
6.500% due 08/01/2055		254,350	262,263

Total U.S. Government Agencies (Cost $873,060)			880,172

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2034 (h)(j)		5,009	4,968
1.875% due 07/15/2034		37,008	37,057
2.125% due 04/15/2029 (h)(j)		21,570	22,156
2.125% due 02/15/2054 (h)(j)		8,821	8,079

Total U.S. Treasury Obligations (Cost $72,658)			72,260

NON-AGENCY MORTGAGE-BACKED SECURITIES 7.4%
Avon Finance 5.139% due 12/28/2049 •	GBP	4,995	6,868
BAMLL Commercial Mortgage Securities Trust 5.876% due 09/15/2038 •		$1,300	1,231
Banc of America Funding Trust
5.078% due 01/20/2047 ~		23	20
5.490% due 05/25/2035 ~		9	8
Bear Stearns Adjustable Rate Mortgage Trust
6.884% due 01/25/2034 ~		9	9
Bear Stearns ALT-A Trust
4.774% due 08/25/2036 •		689	611
4.774% due 04/25/2037 •		2,733	2,429
4.905% due 09/25/2035 ~		22	12
5.467% due 05/25/2035 ~		52	49
Chase Home Lending Mortgage Trust 5.555% due 05/25/2055 •		3,142	3,145
ChaseFlex Trust 5.034% due 07/25/2037 •		246	218
CIM Trust 5.500% due 08/25/2064 ~		7,820	7,896
Citigroup Mortgage Loan Trust
4.783% due 09/25/2037 ~		873	806
6.170% due 09/25/2062		7,855	7,852
7.230% due 10/25/2035 •		3	3
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •		5,865	5,762
Countrywide Alternative Loan Trust
4.674% due 06/25/2036 •		876	822
4.794% due 05/25/2047 •		109	101
4.852% due 03/20/2046 •		1,997	1,842
4.892% due 05/20/2046 •		50	44
5.959% due 08/25/2035 •		3,156	2,915
6.000% due 10/25/2033		5	5
6.000% due 12/25/2034		1,839	1,656
6.000% due 12/25/2035		1,490	1,070
Countrywide Home Loan Mortgage Pass-Through Trust
5.395% due 02/20/2035 ~		5	5
6.662% due 02/20/2036 •		6	5
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.784% due 02/25/2061 ~		2,743	2,719
4.197% due 07/27/2061 ~		3,556	3,527
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.934% due 02/25/2035 •		86	85
First Horizon Mortgage Pass-Through Trust 6.431% due 08/25/2035 ~		15	11
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	60	69
GSMPS Mortgage Loan Trust 4.784% due 01/25/2036 •		$1,146	927
GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~		8	7
4.723% due 11/25/2035 ~		36	30
4.857% due 06/25/2034 ~		13	13
6.000% due 03/25/2037		13	7
HarborView Mortgage Loan Trust
4.842% due 12/19/2036 •		888	697
4.872% due 05/19/2035 •		454	437
IndyMac INDX Mortgage Loan Trust 4.814% due 09/25/2046 •		149	134
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •		634	631
JP Morgan Mortgage Trust
5.078% due 11/25/2035 ~		29	23
5.750% due 01/25/2036		21	9
6.373% due 07/25/2035 ~		107	108

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.742% due 08/25/2034 ~		96	98
Legacy Mortgage Asset Trust
4.650% due 11/25/2060		2,786	2,788
5.250% due 07/25/2067		1,568	1,566
5.750% due 04/25/2061		1,831	1,832
5.750% due 07/25/2061		3,205	3,197
MASTR Adjustable Rate Mortgages Trust 5.199% due 12/25/2046 •		6,307	5,141
Merrill Lynch Mortgage Investors Trust
4.854% due 02/25/2036 •		15	15
4.934% due 11/25/2035 •		5	5
5.519% due 02/25/2035 ~		189	180
Merrion Square Residential DAC 2.999% due 03/24/2081 •	EUR	6,236	7,355
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 ~		$1,678	1,613
Prime Mortgage Trust 4.834% due 02/25/2034 •		1	1
Residential Accredit Loans, Inc. Trust
4.774% due 01/25/2037 •		847	748
4.804% due 08/25/2036 •		268	244
5.397% due 10/25/2037 ~		1,048	843
SREIT Trust 5.523% due 10/15/2038 •		9,000	8,965
Stratton Mortgage Funding PLC 5.389% due 06/20/2060	GBP	1,335	1,837
Structured Adjustable Rate Mortgage Loan Trust 4.728% due 08/25/2035 ~		$17	14
Structured Asset Mortgage Investments Trust 4.932% due 07/19/2035 •		58	57
Taurus U.K. DAC 5.087% due 05/17/2031 •	GBP	695	952
Thornburg Mortgage Securities Trust 5.999% due 06/25/2047 •		$80	70
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	3,708	5,102
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$2,504	2,425
3.343% due 10/25/2057 ~		4,900	4,099
5.434% due 05/25/2058 •		736	754
Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	1,773	2,439
WaMu Mortgage Pass-Through Certificates Trust
4.182% due 02/27/2034 •		$6	5
4.358% due 07/25/2037 ~		3,936	3,611
4.804% due 05/25/2034 •		921	860
5.014% due 10/25/2045 •		6	6
5.099% due 03/25/2047 •		1,151	1,006
5.149% due 06/25/2047 •		2,085	1,735
5.399% due 02/25/2046 •		41	38
5.469% due 01/25/2046 •		2,745	2,461
5.599% due 11/25/2042 •		4	4
5.799% due 08/25/2042 •		2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 5.229% due 11/25/2046 •		4,015	3,378

Total Non-Agency Mortgage-Backed Securities (Cost $120,465)			120,264

ASSET-BACKED SECURITIES 29.0%
AUTOMOBILE ABS OTHER 0.0%
Carmax Select Receivables Trust 5.034% due 09/15/2027 •		466	466

AUTOMOBILE SEQUENTIAL 4.8%
Ally Auto Receivables Trust 5.460% due 05/15/2028		2,218	2,234
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		3,900	4,011
6.120% due 04/20/2027		8,700	8,771
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		900	903
5.670% due 04/15/2027		235	235
BMW Canada Auto Trust 4.844% due 07/20/2027	CAD	1,811	1,343
BMW Vehicle Owner Trust 5.470% due 02/25/2028		$1,881	1,893
Carmax Select Receivables Trust
5.400% due 11/15/2028		400	405
5.780% due 09/15/2027		207	208
Carvana Auto Receivables Trust
0.800% due 01/10/2027		624	619
4.680% due 02/10/2028		4,650	4,651
5.500% due 08/10/2027		509	509
5.620% due 01/10/2029		500	504

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.710% due 07/10/2028	1,500	1,511
5.760% due 04/12/2027	83	83
5.900% due 08/10/2027	238	238
6.410% due 09/10/2027	382	383
Chase Auto Owner Trust 5.480% due 04/26/2027	944	945
Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,000	1,006
5.430% due 10/15/2026	234	234
FCCU Auto Receivables Trust
5.460% due 04/15/2030	500	512
5.540% due 04/16/2029	700	709
First Help Financial Issuer Trust
5.690% due 02/15/2030	2,100	2,122
5.890% due 06/15/2030	722	731
Flagship Credit Auto Trust 5.640% due 03/15/2028	939	942
Foursight Capital Automobile Receivables Trust
5.490% due 01/16/2029	768	771
5.990% due 05/15/2028	1,245	1,251
GLS Auto Select Receivables Trust
5.240% due 03/15/2030	272	274
5.590% due 10/15/2029	1,520	1,539
GM Financial Consumer Automobile Receivables Trust 5.450% due 06/16/2028	2,334	2,349
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	8,500	8,640
5.490% due 06/25/2027	1,000	1,006
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	3,700	3,735
5.480% due 04/17/2028	2,166	2,180
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	372	373
Prestige Auto Receivables Trust 5.690% due 05/17/2027	453	453
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	638	624
5.320% due 09/25/2030	619	621
5.380% due 11/25/2030	623	623
Research-Driven Pagaya Motor Trust 7.090% due 06/25/2032	1,167	1,177
Santander Drive Auto Receivables Trust
5.630% due 01/16/2029	3,700	3,719
5.930% due 07/17/2028	1,993	2,003
SCCU Auto Receivables Trust
5.110% due 06/15/2029	3,200	3,220
5.450% due 12/15/2027	2,143	2,148
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	502
5.350% due 06/21/2027	156	156
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	401	403
Westlake Automobile Receivables Trust
5.440% due 05/17/2027	700	701
5.620% due 03/15/2027	218	219
5.750% due 08/16/2027	2,325	2,331
6.230% due 01/15/2027	1,108	1,109

		77,829

CMBS OTHER 1.6%
M360 Ltd. 6.686% due 11/22/2038 •	3,800	3,737
MF1 LLC 6.055% due 03/19/2039 •	800	803
MF1 Ltd. 6.068% due 02/19/2037 •	8,700	8,684
Starwood Commercial Mortgage Trust 6.104% due 11/15/2038 •	13,200	13,127

		26,351

CREDIT CARD BULLET 1.1%
American Express Credit Account Master Trust 4.870% due 05/15/2028	4,500	4,525
Bank of America Credit Card Trust 4.790% due 05/15/2028	4,700	4,721
Synchrony Card Funding LLC 4.930% due 07/15/2030	8,800	8,935

		18,181

CREDIT CARD OTHER 0.5%
Chase Issuance Trust 4.720% due 01/15/2031	8,700	8,865

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

HOME EQUITY OTHER 10.2%
ABFC Trust
4.694% due 01/25/2037 •	1,813	1,302
5.484% due 03/25/2034 •	358	349
ACE Securities Corp. Home Equity Loan Trust
4.694% due 12/25/2036 •	3,999	2,104
4.874% due 11/25/2036 •	2,335	958
5.334% due 09/25/2033 •	1,166	1,160
Aegis Asset-Backed Securities Trust 4.914% due 01/25/2037 •	285	214
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.620% due 04/25/2034 •	794	757
5.409% due 07/25/2035 •	800	761
Argent Securities Trust
4.914% due 06/25/2036 •	5,677	1,548
4.974% due 05/25/2036 •	5,365	1,292
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
4.202% due 06/26/2034 •	459	463
5.194% due 02/25/2036 •	4,960	4,009
Asset-Backed Securities Corp. Home Equity Loan Trust 5.244% due 06/25/2034 •	2,650	2,698
Bayview Financial Asset Trust 4.884% due 03/25/2037 •	308	310
Bear Stearns Asset-Backed Securities Trust
4.784% due 05/25/2037 •	11,500	9,645
5.384% due 10/25/2037 •	1,061	1,037
CIT Mortgage Loan Trust 6.684% due 10/25/2037 •	2,933	2,963
Citigroup Mortgage Loan Trust 4.754% due 09/25/2036 •	3,501	2,674
Citigroup Mortgage Loan Trust, Inc.
4.694% due 03/25/2037 •	654	590
4.954% due 03/25/2036 •	3,312	3,023
Countrywide Asset-Backed Certificates 4.834% due 02/25/2037 •	634	594
Countrywide Asset-Backed Certificates Trust
4.467% due 05/25/2036 •	1,203	1,190
4.574% due 07/25/2037 •	51	51
4.684% due 02/25/2036 •	485	468
4.684% due 06/25/2047 •	793	766
4.694% due 12/25/2036 •	1,126	1,033
4.714% due 05/25/2037 •	1,627	1,549
4.714% due 06/25/2047 •	789	710
4.724% due 10/25/2047 •	4,100	3,551
4.954% due 12/25/2036 •	2,488	2,377
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •	2	2
Credit-Based Asset Servicing & Securitization Trust 3.364% due 07/25/2036 •	1,246	1,184
Ellington Loan Acquisition Trust 5.534% due 05/25/2037 •	643	630
First NLC Trust 5.169% due 02/25/2036 •	14,622	13,098
Fremont Home Loan Trust 4.494% due 01/25/2037 •	6	3
GE-WMC Asset-Backed Pass-Through Certificates 5.074% due 12/25/2035 •	4,653	4,516
GSAMP Trust
4.734% due 09/25/2036 •	1,996	689
4.834% due 01/25/2047 •	729	374
5.334% due 11/25/2035 •	240	234
Home Equity Mortgage Loan Asset-Backed Trust 4.604% due 04/25/2037 •	8,169	5,780
HSI Asset Securitization Corp. Trust
4.584% due 12/25/2036 •	4,700	4,207
4.899% due 03/25/2036 •	13,129	11,768
JP Morgan Mortgage Acquisition Trust
4.704% due 07/25/2036 •	800	723
4.704% due 08/25/2036 •	1,092	1,031
4.734% due 03/25/2037 •	4,503	4,380
Long Beach Mortgage Loan Trust
4.994% due 10/25/2034 •	11	11
5.349% due 08/25/2035 •	2,200	1,994
MASTR Asset-Backed Securities Trust 4.634% due 11/25/2036 •	6,814	4,029
Merrill Lynch Mortgage Investors Trust 4.974% due 01/25/2037 •	5,388	5,308
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 02/25/2037 •	1,455	1,286
4.574% due 05/25/2037 •	349	315
4.614% due 02/25/2037 •	1,385	440
4.649% due 03/25/2037 •	8,332	3,303
4.734% due 06/25/2036 •	1,324	658
4.794% due 02/25/2037 •	8,746	2,777
4.894% due 09/25/2036 •	697	301

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.364% due 07/25/2035 •		1,599	1,565
Morgan Stanley Mortgage Loan Trust 4.614% due 12/25/2036 •		2,028	689
Option One Mortgage Loan Trust
4.534% due 07/25/2036 •		2,248	976
4.564% due 07/25/2037 •		2,705	1,743
Popular ABS Mortgage Pass-Through Trust 4.929% due 07/25/2036 •		1,052	1,005
Residential Asset Mortgage Products Trust 5.499% due 05/25/2035 •		2,994	2,913
Residential Asset Securities Corp. Trust
5.094% due 12/25/2035 •		9,185	9,026
5.139% due 11/25/2035 •		10,515	10,255
Saxon Asset Securities Trust 5.109% due 11/25/2037 •		1,797	1,740
Securitized Asset-Backed Receivables LLC Trust 4.614% due 05/25/2037 •		8,653	5,250
Soundview Home Loan Trust
4.899% due 02/25/2036 •		2,241	2,112
5.274% due 08/25/2035 •		2,248	2,053
5.514% due 07/25/2035 •		780	777
Structured Asset Investment Loan Trust 4.584% due 09/25/2036 •		51	51
Structured Asset Securities Corp. Mortgage Loan Trust 5.084% due 04/25/2031 •		4,830	4,860
WaMu Asset-Backed Certificates WaMu Trust 4.604% due 07/25/2047 •		1,206	904

			165,106

HOME EQUITY SEQUENTIAL 0.0%
BNC Mortgage Loan Trust 3.915% due 10/25/2036 •		35	35

WHOLE LOAN COLLATERAL 1.2%
Bear Stearns Asset-Backed Securities Trust 5.348% due 10/25/2036 ~		167	74
First Franklin Mortgage Loan Trust
4.654% due 12/25/2037 •		581	560
4.734% due 08/25/2036 •		1,616	1,566
4.914% due 05/25/2036 •		1,900	1,645
PRET LLC
4.744% due 07/25/2051 þ		1,305	1,299
4.843% due 09/25/2051 þ		4,146	4,133
5.487% due 10/25/2051 ~		589	589
6.721% due 07/25/2051 þ		4,351	4,357
Securitized Asset-Backed Receivables LLC Trust 4.934% due 05/25/2036 •		2,287	1,179
VCAT LLC 5.977% due 01/25/2055 þ		3,223	3,232

			18,634

OTHER ABS 9.6%
Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		600	571
2.871% due 01/28/2039		400	379
2.875% due 07/27/2039		400	376
3.000% due 01/21/2040		500	466
3.177% due 10/25/2038		900	863
3.900% due 07/28/2037		771	756
3.928% due 04/25/2038		600	589
4.300% due 07/25/2036		459	455
4.430% due 07/25/2037		287	284
4.620% due 04/25/2037		322	320
Ares European CLO DAC
3.059% due 10/15/2031 •	EUR	3,513	4,132
3.086% due 04/20/2032 •		5,162	6,083
Ascent Education Funding Trust 6.140% due 10/25/2050		$534	546
Aurium CLO DAC 2.982% due 01/16/2031 •	EUR	10,821	12,731
Black Diamond CLO DAC 3.123% due 05/15/2032 •		2,961	3,487
BNPP AM Euro CLO DAC 3.056% due 07/22/2032 •		7,491	8,799
Cairn CLO DAC 3.059% due 10/15/2031 •		1,748	2,056
Carlyle Euro CLO DAC
0.000% due 08/15/2038 « • (a)		3,000	3,534
2.979% due 01/15/2031 •		2,402	2,830
3.033% due 08/15/2032 •		4,235	4,968
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039		$300	289

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

CVC Cordatus Loan Fund DAC 2.929% due 10/15/2031 •	EUR	3,958	4,665
DLLAA LLC 5.930% due 07/20/2026		$80	81
Dryden Euro CLO DAC 3.003% due 05/15/2034 •	EUR	2,736	3,220
Euro-Galaxy CLO DAC 2.811% due 04/24/2034 •		2,392	2,811
Gallatin CLO Ltd. 6.168% due 07/15/2031 •		$3,850	3,858
Harvest CLO DAC
2.916% due 10/20/2031 •	EUR	3,725	4,387
2.919% due 10/15/2031 •		1,198	1,411
Home Partners of America Trust 1.901% due 12/17/2026		$645	621
KKR CLO Ltd.
5.471% due 07/18/2030 •		421	421
6.131% due 07/18/2030 •		5,200	5,216
LCM Ltd. 5.549% due 07/20/2034		2,000	2,001
Lendmark Funding Trust 1.900% due 11/20/2031		5,400	5,179
Madison Park Euro Funding DAC 2.898% due 10/25/2030 •	EUR	2,326	2,726
Nelnet Student Loan Trust
6.502% due 02/20/2041 •		$467	478
6.640% due 02/20/2041		467	484
OZLM Ltd.
5.981% due 07/20/2032 •		3,700	3,706
6.231% due 07/20/2032 •		2,250	2,258
Pagaya AI Debt Trust
6.258% due 10/15/2031		752	757
6.660% due 07/15/2031		430	433
Palmer Square CLO Ltd. 5.921% due 05/21/2034 •		4,200	4,199
Regional Management Issuance Trust 5.830% due 07/15/2036		1,000	1,023
Romark Credit Funding Ltd. 2.625% due 10/25/2039		400	376
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		5,200	5,203
Sculptor European CLO DAC 3.055% due 01/14/2032 •	EUR	8,948	10,529
Segovia European CLO DAC 3.116% due 07/20/2032 •		2,813	3,318
SLM Student Loan Trust 2.558% due 10/25/2039 •		453	498
SMB Private Education Loan Trust
2.850% due 11/16/2054		$7,450	7,004
4.550% due 02/16/2055		5,601	5,525
5.403% due 07/15/2053 •		3,465	3,471
5.500% due 06/17/2052		3,210	3,291
5.853% due 11/15/2052 •		738	746
6.104% due 10/16/2056 •		1,102	1,125
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,677	1,614
TCI-Symphony CLO Ltd. 6.053% due 10/13/2032 •		6,330	6,369
Trestles CLO Ltd. 5.701% due 07/21/2034 •		2,250	2,255
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		353	351

			156,124

Total Asset-Backed Securities (Cost $478,973)			471,591

SOVEREIGN ISSUES 7.9%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	93,000	16,511
0.000% due 04/01/2026 (d)		81,400	13,496
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	3,300	2,528
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	29,600	1,389
Japan Government International Bond 2.400% due 03/20/2055	JPY	1,050,000	6,699
Mexican Bonos
8.000% due 11/07/2047	MXN	34,600	1,538
8.500% due 03/01/2029		30,700	1,634
Mexican Udibonos
4.000% due 08/24/2034 (e)		4,760	236
4.500% due 12/04/2025 (e)		212,521	11,332
4.500% due 11/22/2035 (e)		229,523	11,776
Mexico Government International Bond
6.625% due 01/29/2038 (a)		$600	610
6.875% due 05/13/2037		1,100	1,150

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

7.375% due 05/13/2055		400	414
Peru Government International Bond
5.400% due 08/12/2034	PEN	30,000	8,017
6.850% due 08/12/2035		65,000	18,948
6.950% due 08/12/2031		2,880	884
7.300% due 08/12/2033		11,900	3,665
7.600% due 08/12/2039		1,400	422
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	53,500	2,780
8.000% due 01/31/2030		48,900	2,716
8.250% due 03/31/2032		28,000	1,510
8.500% due 01/31/2037		36,700	1,804
9.000% due 01/31/2040		165,700	8,093
Saudi Government International Bond 5.625% due 01/13/2035		$8,600	8,977
Turkiye Government International Bond
49.053% due 05/20/2026 ~	TRY	800	20
49.053% due 08/19/2026 ~		500	13
49.053% due 05/17/2028 ~		69,700	1,698

Total Sovereign Issues (Cost $121,349)			128,860

SHORT-TERM INSTRUMENTS 27.3%
COMMERCIAL PAPER 5.0%
Alimentation Couche-Tard, Inc.
4.640% due 07/29/2025		$490	488
4.670% due 07/02/2025		3,300	3,299
4.670% due 07/08/2025		4,840	4,835
Amrize Finance U.S. LLC 4.670% due 07/16/2025		7,830	7,814
Canadian Natural Resources Ltd. 4.900% due 08/06/2025 (a)		7,970	7,931
CBRE Services, Inc. 4.690% due 07/10/2025		7,910	7,900
Crown Castle, Inc. 5.030% due 07/22/2025		9,730	9,700
Dominion Energy, Inc. 4.600% due 07/18/2025		5,700	5,687
Equifax, Inc. 4.620% due 07/17/2025		3,500	3,492
HCA, Inc.
4.950% due 08/15/2025		2,040	2,027
5.000% due 08/22/2025		7,910	7,853
Intel Corp. 4.590% due 07/03/2025		1,350	1,349
Jones Lang LaSalle Finance BV
4.720% due 07/07/2025		3,050	3,047
4.720% due 07/09/2025		5,250	5,244
NextEra Energy Capital Holdings, Inc.
4.600% due 07/28/2025		660	658
4.600% due 07/29/2025		7,630	7,602
Virginia Electric & Power Co. 4.600% due 07/28/2025		2,130	2,123

			81,049

REPURCHASE AGREEMENTS (f) 20.9%			339,500

U.S. TREASURY BILLS 1.4%
4.255% due 07/03/2025 - 10/21/2025 (c)(d)(j)		22,527	22,503

Total Short-Term Instruments (Cost $443,061)			443,052

Total Investments in Securities (Cost $2,256,538)			2,264,311

		SHARES
INVESTMENTS IN AFFILIATES 13.8%
SHORT-TERM INSTRUMENTS 13.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.8%
PIMCO Short-Term Floating NAV Portfolio III		22,989,441	223,848

Total Short-Term Instruments (Cost $223,811)			223,848

Total Investments in Affiliates (Cost $223,811)			223,848

Total Investments 153.0% (Cost $2,480,349)			$2,488,159
Financial Derivative Instruments (g)(i) 2.3%(Cost or Premiums, net $26,488)			37,393

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

Other Assets and Liabilities, net (55.3)%	(899,261)

Net Assets 100.0%	$1,626,291

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.400%	06/30/2025	07/01/2025	$5,100	U.S. Treasury Notes 3.750% due 06/30/2027	$(5,202)	$5,100	$5,101
SAL	4.410	06/30/2025	07/01/2025	30,400	U.S.Treasury Bills 0.000% due 10/07/2025	(31,020)	30,400	30,404
4.440	06/30/2025	07/01/2025	147,300	U.S. Treasury Notes 1.500% due 08/15/2026	(14,500)	147,300	147,318
U.S.Treasury Bills 0.000% due 10/07/2025	(135,813)
4.440	07/01/2025	07/02/2025	156,700	U.S. Treasury Notes 4.125% due 02/28/2027	(159,899)	156,700	156,700

Total Repurchase Agreements	$(346,434)	$339,500	$339,523

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$80,400	$(71,927)	$(72,373)

Total Short Sales (4.5)%	$(71,927)	$(72,373)

(1)	Includes accrued interest.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2025	1,090	$340,829	$10,291	$1,635	$0
U.S. Treasury 2-Year Note September Futures	09/2025	358	74,472	264	20	0
U.S. Treasury 10-Year Note September Futures	09/2025	822	92,167	823	257	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	285	32,566	681	138	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	108	12,866	547	145	0

$12,606	$2,195	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	43	$(6,592)	$52	$18	$(2)
Euro-Buxl 30-Year Bond September Futures	09/2025	16	(2,238)	42	7	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

U.S. Treasury 5-Year Note September Futures	09/2025	258	(28,122)	(309)	0	(34)
U.S. Treasury Long-Term Bond September Futures	09/2025	10	(1,155)	(50)	0	(10)

$(265)	$25	$(46)

Total Futures Contracts	$12,341	$2,220	$(46)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%	$600	$4	$(2)	$2	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	5,200	67	(17)	50	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	1,200	7	(2)	5	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	$2,400	18	4	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	300	3	1	4	0	0

$99	$(16)	$83	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$37,570	$(648)	$(196)	$(844)	$0	$(21)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$4,232	$(155)	$169	$14	$7	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	4	1	0	0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	6,072	(223)	258	35	11	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	70	2	2	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,800	(86)	78	(8)	4	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	500	(19)	15	(4)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	1,000	(29)	14	(15)	2	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	600	(22)	7	(15)	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	3	4	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	8,600	617	27	644	28	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	11,900	564	349	913	42	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	2,100	34	9	43	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,500	33	0	33	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	19,890	446	8	454	10	0

$1,085	$1,019	$2,104	$109	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	135,997	$(3,199)	$1,508	$(1,691)	$0	$(8)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	600	(3)	27	24	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	300	(1)	8	7	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	800	(2)	(4)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$25,910	(9)	(17)	(26)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	141,200	0	61	61	25	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027	24,700	1,714	(875)	839	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	01/31/2028	44,400	(8)	1,208	1,200	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	3,500	0	(21)	(21)	0	(3)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	1,400	0	(10)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	3,580	0	(27)	(27)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	900	0	(10)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	31,240	531	(393)	138	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	2,400	(5)	(35)	(40)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	26,400	776	(256)	520	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	25,200	73	(349)	(276)	0	(60)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	90,300	5,905	(2,186)	3,719	0	(273)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	11,100	833	(684)	149	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	660	(3)	(6)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	240	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	600	(3)	2	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	28,210	1	(228)	(227)	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	200	(1)	3	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	500	(2)	13	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	550	(3)	27	24	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	1,800	(7)	30	23	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	1,500	(6)	26	20	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	1,900	(8)	21	13	7	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	800	(4)	14	10	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	70,840	(441)	232	(209)	0	(274)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	400	(1)	12	11	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	1,200	(4)	27	23	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	1,000	(3)	15	12	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	600	(2)	10	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	800	(2)	15	13	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	1,100	(3)	21	18	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	1,200	(3)	23	20	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	1,600	(4)	28	24	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	600	(2)	16	14	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	1,500	(4)	44	40	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	800	(2)	27	25	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	800	(2)	29	27	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	1,300	(4)	47	43	5	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	500	(2)	(11)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	600	(2)	(8)	(10)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	1,300	(5)	(18)	(23)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	500	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	1,400	(5)	(16)	(21)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	1,200	(4)	(17)	(21)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	1,100	(3)	(16)	(19)	0	(4)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,700	(5)	(35)	(40)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,100	(6)	(36)	(42)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		1,500	(4)	(20)	(24)	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		2,000	(10)	20	10	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/16/2035		82,800	(1,057)	20,919	19,862	0	(290)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		16,680	246	475	721	0	(115)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		28,300	5,485	8,305	13,790	0	(129)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		11,900	2,765	1,610	4,375	0	(65)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		11,990	0	229	229	95	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		12,470	0	253	253	98	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		55,750	874	3,554	4,428	0	(445)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	6,700	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		94,800	2	(51)	(49)	9	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		12,900	0	(3)	(3)	3	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		47,300	(1)	74	73	69	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		3,800	0	7	7	6	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		108,100	21	112	133	98	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	21,600	425	88	513	0	(40)
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	1,000	(2)	(6)	(8)	1	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		700	(1)	(3)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		300	(1)	(8)	(9)	1	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		1,000	(3)	(16)	(19)	2	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		900	(3)	(13)	(16)	2	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	4	2	1	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		700	(2)	(2)	(4)	0	(2)
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		600	(2)	7	5	1	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		700	(3)	8	5	1	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		600	(2)	4	2	1	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		800	(3)	7	4	2	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		600	(2)	10	8	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	42,500	(181)	1,314	1,133	0	(48)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	33,000	0	(21)	(21)	7	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	1,100	(1)	(1)	(2)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		7,040	(67)	55	(12)	0	(8)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		900	(4)	(74)	(78)	2	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,000	(4)	(73)	(77)	2	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		300	(1)	(26)	(27)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		400	(2)	(35)	(37)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		500	(2)	(35)	(37)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(59)	(62)	2	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		30	0	(2)	(2)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		800	(3)	(40)	(43)	2	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		600	(2)	(6)	(8)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		800	(2)	(28)	(30)	0	(2)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		700	(2)	15	13	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		400	(1)	(6)	(7)	0	(1)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035	900	(2)	(10)	(12)	0	(2)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	700	(2)	4	2	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	700	(2)	(3)	(5)	0	(2)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035	600	(2)	(6)	(8)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	48,780	(2,206)	339	(1,867)	0	(99)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	20,100	1,481	980	2,461	76	0
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	24,100	0	(7)	(7)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025	32,200	0	(11)	(11)	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	6,800	0	2	2	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	35,600	0	(88)	(88)	0	(4)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034	32,200	0	(120)	(120)	0	(8)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034	24,100	0	(87)	(87)	0	(6)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035	19,500	0	14	14	5	0
Receive	CPURNSA	2.502	Maturity	03/25/2030	$27,000	0	(37)	(37)	3	0
Receive	CPURNSA	2.522	Maturity	03/27/2030	34,500	0	(87)	(87)	3	0
Pay	CPURNSA	3.300	Maturity	05/16/2030	6,000	0	31	31	0	0

$13,768	$35,684	$49,452	$607	$(2,197)

Total Swap Agreements	$14,304	$36,491	$50,795	$716	$(2,218)

(h)	Securities with an aggregate market value of $25,707 and cash of $39,730 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CNH	30,854	$4,282	$0	$(33)
07/2025	$6,548	AUD	10,080	86	0
07/2025	1,044	NZD	1,734	13	0
08/2025	AUD	10,080	$6,552	0	(87)
08/2025	CNH	41,871	5,822	0	(50)
08/2025	NZD	1,734	1,045	0	(13)
08/2025	$1,591	CNH	11,540	27	0
BOA	07/2025	AUD	644	$419	0	(4)
07/2025	BRL	7,236	1,326	0	(6)
07/2025	EUR	64,697	73,563	0	(2,646)
07/2025	IDR	60,736,887	3,741	0	(4)
07/2025	JPY	284,200	1,977	3	0
07/2025	PEN	1,200	330	0	(8)
07/2025	$1,263	BRL	7,236	69	0
07/2025	2,328	CHF	1,903	70	0
07/2025	4,960	IDR	80,611,240	8	0
07/2025	2,850	KRW	3,884,960	24	0
07/2025	313	SGD	401	2	0
08/2025	CNH	12,920	$1,806	0	(6)
08/2025	SGD	400	313	0	(2)
08/2025	TWD	705	22	0	(3)
08/2025	$1,681	TWD	53,153	167	0
09/2025	2,058	PEN	7,629	91	0
BPS	07/2025	BRL	45,458	$8,080	0	(287)
07/2025	IDR	60,701,346	3,720	0	(20)
07/2025	INR	922,691	10,740	0	(23)
07/2025	JPY	71,700	497	0	(1)
07/2025	SEK	1,520	158	0	(3)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	THB	1,627		49	0	(1)
	07/2025	TRY	16,831		410	0	(4)
	07/2025	TWD	130,802		4,025	0	(478)
	07/2025		$8,240	BRL	45,458	127	0
	07/2025		2,391	IDR	39,007,340	15	0
	07/2025		5,150	KRW	6,987,455	16	0
	07/2025		200	THB	6,551	2	0
	07/2025		10,490	TWD	312,025	231	0
	08/2025	CNH	85,770		$11,940	0	(87)
	08/2025	CZK	3,292		148	0	(9)
	08/2025	TWD	514,026		15,858	0	(2,012)
	08/2025		$3,162	CNH	22,953	57	0
	08/2025		1,589	INR	138,133	19	0
	08/2025		2	JPY	329	0	0
	08/2025		7,064	TWD	230,118	936	0
	10/2025	BRL	18,300		$3,056	0	(236)
BRC	07/2025	ILS	6,915		1,986	0	(67)
	07/2025	KRW	257,568		188	0	(2)
	07/2025	NOK	2,529		249	0	(2)
	07/2025	TRY	105,150		2,560	0	(30)
	07/2025		$15,622	GBP	11,490	150	0
	07/2025		985	ILS	3,325	2	0
	07/2025		7	JPY	1,017	0	0
	07/2025		16	KRW	22,217	0	0
	07/2025		26	PLN	98	1	0
	07/2025		4,259	TRY	175,334	51	0
	07/2025	ZAR	160,700		$8,890	0	(173)
	08/2025	CZK	32,484		1,461	0	(89)
	08/2025	GBP	10,666		14,514	0	(129)
	12/2025		$279	TRY	13,099	6	0
BSH	07/2025	DKK	2,193		$334	0	(12)
	07/2025	PEN	9,184		2,448	0	(143)
	07/2025		$336	PEN	1,199	3	0
	08/2025		5,063		17,922	0	(8)
	09/2025	PEN	7,132		$1,955	0	(54)
	11/2025		5,352		1,457	0	(48)
	11/2025		$157	PEN	581	6	0
	12/2025	PEN	17,985		$5,063	8	0
CBK	07/2025	BRL	235,166		43,094	0	(190)
	07/2025	EUR	1,345		1,536	0	(48)
	07/2025	KRW	19,707,139		14,367	0	(210)
	07/2025	PEN	2,729		742	0	(28)
	07/2025	THB	85,158		2,561	0	(61)
	07/2025	TWD	228,499		7,023	0	(844)
	07/2025		$4,251	AUD	6,509	33	0
	07/2025		40,217	BRL	235,166	3,067	0
	07/2025		971	IDR	15,817,265	4	0
	07/2025		214	KRW	289,490	0	0
	07/2025		37,589	PEN	134,134	264	0
	07/2025		6,007	SGD	7,715	60	0
	07/2025		16,064	TWD	477,340	371	0
	08/2025	CNH	9,824		$1,367	0	(11)
	08/2025	PEN	18,127		4,886	0	(227)
	08/2025	TWD	288,093		8,953	0	(1,062)
	08/2025		$18,568	CNH	133,397	137	0
	08/2025		11,900	INR	1,025,657	46	(5)
	08/2025		68	PEN	245	1	0
	09/2025	MXN	3,234		$169	0	(2)
	09/2025	PEN	102,940		28,712	0	(273)
	12/2025		44,989		12,542	0	(92)
	02/2026		5,334		1,451	0	(45)
DUB	07/2025	ILS	3,358		969	0	(28)
	07/2025	KRW	136,362		100	0	(1)
	07/2025	SGD	75		58	0	(1)
	07/2025		$259	DKK	1,651	1	0
	07/2025		77,060	EUR	66,425	1,186	0
	07/2025		95	IDR	1,539,127	0	0
	07/2025		197	TWD	5,853	5	0
	08/2025	CNH	4,437		$614	0	(9)
	08/2025	DKK	1,647		259	0	(1)
	08/2025	EUR	66,280		77,060	0	(1,185)
	08/2025		$574	BRL	3,171	5	0
	08/2025		2,263	CNH	16,201	9	0
	08/2025		5,516	INR	475,954	25	0
	09/2025	MXN	28,339		$1,470	0	(28)
FAR	07/2025	AUD	15,945		10,287	0	(207)
	07/2025	BRL	23,424		4,097	0	(214)
	07/2025	CHF	4,509		5,475	0	(207)
	07/2025	CNH	15,695		2,184	0	(11)
	07/2025	JPY	1,559,320		10,713	0	(116)
	07/2025	KRW	6,667,206		4,925	0	(5)
	07/2025	PEN	44,786		12,179	0	(463)
	07/2025	SGD	189		147	0	(2)
	07/2025		$4,292	BRL	23,424	19	0
	07/2025		3,414	CHF	2,733	31	0
	07/2025		353	DKK	2,244	2	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		22,481	JPY	3,225,030	0	(85)
	07/2025		4,925	KRW	6,664,877	5	0
	07/2025		2,002	PLN	7,382	46	0
	07/2025		252	SGD	321	1	0
	08/2025	CHF	2,722		$3,414	0	(31)
	08/2025	CNH	10,292		1,438	0	(5)
	08/2025	DKK	2,238		353	0	(2)
	08/2025	SGD	369		290	0	(1)
	08/2025		$2,636	INR	227,953	18	0
	08/2025		10,713	JPY	1,553,585	116	0
	09/2025	MXN	456,830		$23,461	0	(687)
	09/2025		$33	PEN	121	1	0
	11/2025	PEN	8,707		$2,378	0	(70)
GLM	07/2025	BRL	210,071		38,086	0	(579)
	07/2025	PEN	22,469		6,035	0	(304)
	07/2025	TWD	24,061		740	0	(89)
	07/2025		$38,495	BRL	210,071	170	0
	07/2025		230	IDR	3,744,721	1	0
	07/2025		98	SGD	125	0	0
	07/2025		43	TWD	1,405	5	0
	07/2025	ZAR	670		$37	0	(1)
	08/2025	SGD	124		98	0	0
	09/2025	PEN	5,549		1,514	0	(49)
	09/2025		$37,426	BRL	209,566	557	0
	10/2025	BRL	196,400		$31,970	0	(3,355)
IND	07/2025		$161	SEK	1,522	0	0
	08/2025	SEK	1,519		$161	0	0
JPM	07/2025	BRL	12,757		2,338	0	(10)
	07/2025	CHF	131		160	0	(5)
	07/2025	CNH	29,736		4,120	0	(38)
	07/2025	DKK	1,700		257	0	(11)
	07/2025	KRW	1,131,159		827	0	(10)
	07/2025	NZD	1,734		1,034	0	(23)
	07/2025	SGD	4,996		3,889	0	(40)
	07/2025	TWD	132,820		4,086	0	(487)
	07/2025		$2,180	BRL	12,757	168	0
	07/2025		3,882	PLN	14,366	102	0
	07/2025		205	SGD	262	1	0
	07/2025		936	TWD	27,796	21	0
	07/2025	ZAR	45,565		$2,550	0	(20)
	08/2025	CNH	45,456		6,323	0	(51)
	08/2025	SGD	262		205	0	(1)
	08/2025	TWD	226,723		6,939	0	(943)
	08/2025		$1,777	INR	154,061	17	0
	08/2025		4,161	TWD	135,755	558	0
	04/2026	BRL	81,400		$13,809	0	(194)
MBC	07/2025	CAD	29,441		21,435	0	(184)
	07/2025	CNH	14,256		1,978	0	(16)
	07/2025	EUR	1,114		1,273	0	(39)
	07/2025	GBP	2,942		3,982	0	(57)
	07/2025	HKD	1,013		130	0	0
	07/2025	JPY	104,500		722	0	(3)
	07/2025	SGD	12,002		9,355	0	(84)
	07/2025	THB	42,748		1,292	0	(25)
	07/2025	TWD	63,417		1,946	0	(238)
	07/2025		$21,463	CAD	29,448	162	0
	07/2025		838	EUR	730	22	0
	07/2025		247	IDR	4,012,162	1	0
	07/2025		768	JPY	110,296	0	(2)
	07/2025		201	PLN	753	8	0
	07/2025		5,409	SGD	6,994	92	0
	07/2025		31	TWD	922	1	0
	08/2025	CAD	19,477		$14,193	0	(134)
	08/2025	CNH	15,651		2,168	0	(27)
	08/2025	EUR	498		585	0	(3)
	08/2025	SGD	6,978		5,409	0	(93)
	08/2025	TWD	147,778		4,542	0	(595)
	08/2025		$3,936	CNH	28,452	54	0
	08/2025		12	JPY	1,752	0	0
MYI	07/2025	JPY	524,365		$3,598	0	(44)
	07/2025		$504	JPY	72,852	2	0
	07/2025		396	NOK	3,993	0	0
	07/2025		10	PLN	39	0	0
	08/2025	CNH	10,490		$1,465	0	(6)
	08/2025	NOK	3,992		396	0	0
	08/2025		$540	CNH	3,904	7	0
	08/2025		3,598	JPY	522,438	44	0
	09/2025		3,937	MXN	75,285	43	0
	10/2025	BRL	8,200		$1,348	0	(126)
NGF	07/2025		$2,750	IDR	44,819,556	14	0
RYL	08/2025	CNH	22,059		$3,038	0	(55)
SCX	07/2025	ILS	51		15	0	0
	07/2025	JPY	5,842		40	0	0
	07/2025	PEN	78,897		21,639	0	(624)
	07/2025	TWD	5,328		183	0	0
	07/2025		$1,069	IDR	17,415,464	5	0

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	1,080	SGD	1,393	16	0
07/2025	1,730	THB	56,189	0	0
07/2025	5,248	TWD	153,004	20	0
08/2025	CNH	28,001	$3,908	0	(18)
08/2025	SGD	1,390	1,080	0	(16)
08/2025	TWD	35,551	1,090	0	(146)
08/2025	$6,792	CNH	49,021	82	0
08/2025	1,860	INR	159,696	0	(1)
08/2025	40	JPY	5,820	0	0
SOG	07/2025	BRL	2,963	$536	0	(9)
07/2025	JPY	865,451	5,996	0	(14)
07/2025	$543	BRL	2,963	2	0
07/2025	41	NOK	416	0	0
08/2025	NOK	416	$41	0	0
08/2025	$11	INR	920	0	0
08/2025	5,995	JPY	862,275	14	0
08/2025	737	TWD	21,761	20	0
SSB	07/2025	GBP	8,548	$11,574	0	(159)
07/2025	$515	KRW	702,491	5	0
11/2025	27,262	PEN	100,577	1,027	0
UAG	07/2025	ILS	508	$142	0	(9)
07/2025	KRW	209,626	155	0	0
07/2025	NOK	1,879	185	0	(1)
07/2025	THB	6,788	204	0	(5)
07/2025	$57	JPY	8,270	0	0
07/2025	155	KRW	209,728	0	0
08/2025	CNH	3,816	$532	0	(3)
08/2025	$1,935	CNH	14,049	35	0
09/2025	625	MXN	12,109	15	0
12/2025	TRY	13,099	$279	0	(6)

Total Forward Foreign Currency Contracts	$10,934	$(22,189)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	192,600	$927	$666
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	35,300	9	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/21/2025	39,700	14	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.850	11/24/2025	14,800	6	0

$956	$666

Total Purchased Options	$956	$666

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	1,900	$(3)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	4,300	(5)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,000	(2)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	1,900	(2)	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,300	(1)	0

$(13)	$(1)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	2,400	$(79)	$(66)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	192,600	$(344)	$(113)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	192,600	(573)	(268)

$(917)	$(381)

Total Written Options	$(1,009)	$(448)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	0.000%	$1,529	$0	$8	$8	$0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	300	(3)	2	0	(1)

$(3)	$10	$8	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	ABX.HE.AAA.06-2 Index «	0.110%	Monthly	05/25/2046	$168	$(45)	$32	$0	$(13)
CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	6,300	1,223	145	1,368	0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	10,829	2,124	227	2,351	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	5,217	1,042	90	1,132	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	38,195	7,896	395	8,291	0

$12,240	$889	$13,142	$(13)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	1,603	4.930%	Monthly	02/04/2026	$21,981	$0	$(82)	$0	$(82)
CBK	Receive	S&P 500 Total Return Index	857	4.830%	Monthly	11/21/2025	11,752	0	(43)	0	(43)
CIB	Receive	S&P 500 Total Return Index	5,404	4.830%	Monthly	07/09/2025	74,103	0	(270)	0	(270)
Receive	S&P 500 Total Return Index	18	4.870%	Monthly	11/05/2025	247	0	(1)	0	(1)
Receive	S&P 500 Total Return Index	6,199	5.050% (FEDL01 plus a specified spread)	Monthly	01/07/2026	85,005	0	(330)	0	(330)
Receive	S&P 500 Total Return Index	922	5.090% (FEDL01 plus a specified spread)	Monthly	01/07/2026	12,643	0	(49)	0	(49)
Receive	S&P 500 Total Return Index	19	5.010% (FEDL01 plus a specified spread)	Monthly	02/18/2026	261	0	(1)	0	(1)
FAR	Receive	S&P 500 Total Return Index	9,628	5.070% (FEDL01 plus a specified spread)	Maturity	08/13/2025	117,945	0	7,811	7,811	0
GST	Receive	S&P 500 Total Return Index	857	4.800%	Monthly	09/19/2025	11,752	0	(42)	0	(42)
Receive	S&P 500 Total Return Index	857	4.820%	Monthly	10/17/2025	11,752	0	(43)	0	(43)
RBC	Receive	S&P 500 Total Return Index	184	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	2,523	0	(9)	0	(9)
Receive	S&P 500 Total Return Index	82	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	1,124	0	(4)	0	(4)
Receive	S&P 500 Total Return Index	458	5.050% (FEDL01 plus a specified spread)	Monthly	09/03/2025	6,280	0	(23)	0	(23)
Receive	S&P 500 Total Return Index	1,482	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	20,322	0	(77)	0	(77)
Receive	S&P 500 Total Return Index	1,090	4.930%	Monthly	01/16/2026	14,947	0	(56)	0	(56)
Receive	S&P 500 Total Return Index	37,469	5.150% (FEDL01 plus a specified spread)	Maturity	02/18/2026	500,937	0	1,380	1,380	0
Receive	S&P 500 Total Return Index	1,334	4.950%	Monthly	04/08/2026	18,293	0	(68)	0	(68)
Receive	S&P 500 Total Return Index	458	5.020%	Monthly	06/03/2026	6,280	0	(22)	0	(22)
TOR	Receive	S&P 500 Total Return Index	22,082	5.040% (FEDL01 plus a specified spread)	Maturity	07/16/2025	260,859	0	26,699	26,699	0
Receive	S&P 500 Total Return Index	1,604	4.750%	Monthly	08/06/2025	21,995	0	(79)	0	(79)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	S&P 500 Total Return Index	19	4.970% (FEDL01 plus a specified spread)	Monthly	08/20/2025	261	0	(1)	0	(1)
Receive	S&P 500 Total Return Index	1,334	4.900%	Monthly	10/01/2025	18,293	0	(68)	0	(68)

							$0	$34,622	$35,890	$(1,268)

Total Swap Agreements							$12,237	$35,521	$49,040	$(1,282)

(j)

Securities with an aggregate market value of $5,581 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)					Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments					$0	$0	$1,657		$1,657
Corporate Bonds & Notes
Banking & Finance					2,900	103,137	354		106,391
Industrials					0	25,804	0		25,804
Utilities					0	13,252	0		13,252
Municipal Bonds & Notes
California					0	711	0		711
Illinois					0	185	0		185
Nevada					0	112	0		112
U.S. Government Agencies					0	880,172	0		880,172
U.S. Treasury Obligations					0	72,260	0		72,260
Non-Agency Mortgage-Backed Securities					0	120,264	0		120,264
Asset-Backed Securities
Automobile ABS Other					0	466	0		466
Automobile Sequential					0	77,829	0		77,829
CMBS Other					0	26,351	0		26,351
Credit Card Bullet					0	18,181	0		18,181
Credit Card Other					0	8,865	0		8,865
Home Equity Other					0	165,106	0		165,106
Home Equity Sequential					0	35	0		35
Whole Loan Collateral					0	18,634	0		18,634
Other ABS					0	152,590	3,534		156,124
Sovereign Issues					0	128,860	0		128,860
Short-Term Instruments
Commercial Paper					0	81,049	0		81,049
Repurchase Agreements					0	339,500	0		339,500
U.S. Treasury Bills					0	22,503	0		22,503

					$2,900	$2,255,866	$5,545		$2,264,311
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes					$223,848	$0	$0		$223,848

Total Investments					$226,748	$2,255,866	$5,545		$2,488,159

Short Sales, at Value - Liabilities
U.S. Government Agencies					$0	$(72,373)	$0		$(72,373)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					1,660	1,276	0		2,936
Over the counter					0	60,632	8		60,640

					$1,660	$61,908	$8		$63,576
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					(2)	(2,262)	0		(2,264)
Over the counter					0	(23,906)	(13)		(23,919)

Schedule of Investments PIMCO StocksPLUS® Absolute Return Fund (Cont.)	June 30, 2025 (Unaudited)

	$(2)	$(26,168)	$(13)	$(26,183)

Total Financial Derivative Instruments	$1,658	$35,740	$(5)	$37,393

Totals	$228,406	$2,219,233	$5,540	$2,453,179

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO StocksPLUS® Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.2%
Bank of Industry Ltd. 3.695% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	3,500	$4,095

Total Loan Participations and Assignments (Cost $3,663)			4,095

CORPORATE BONDS & NOTES 10.8%
BANKING & FINANCE 8.4%
ABN AMRO Bank NV 4.718% due 01/22/2027		$11,700	11,808
AerCap Ireland Capital DAC 2.450% due 10/29/2026		2,600	2,534
American Express Co.
5.043% due 07/26/2028 •		500	507
5.085% due 01/30/2031 •		2,000	2,047
5.098% due 02/16/2028 •		1,100	1,113
Athene Global Funding
5.097% due 07/16/2026 •		3,600	3,605
5.380% due 01/07/2030		600	614
5.620% due 05/08/2026		6,900	6,963
Avolon Holdings Funding Ltd. 2.125% due 02/21/2026		161	158
Bank of America Corp.
1.734% due 07/22/2027		500	486
5.162% due 01/24/2031 •		7,700	7,894
5.933% due 09/15/2027 •		7,900	8,040
Bank of Montreal 5.274% due 09/10/2027 ~		2,100	2,107
Bank of Nova Scotia 5.400% due 06/04/2027		8,600	8,803
Barclays PLC
4.375% due 01/12/2026		200	200
4.837% due 09/10/2028 •		2,500	2,520
5.674% due 03/12/2028 •		400	408
5.829% due 05/09/2027 •		5,100	5,153
BPCE SA 5.203% due 01/18/2027		300	304
Citibank NA
4.576% due 05/29/2027		19,200	19,312
5.488% due 12/04/2026		4,400	4,471
Credit Suisse AG AT1 Claim		3,100	372
Crown Castle, Inc. 4.900% due 09/01/2029		200	202
Equitable Financial Life Global Funding 4.600% due 04/01/2027		8,600	8,637
Extra Space Storage LP 5.500% due 07/01/2030		1,100	1,141
F&G Global Funding 2.000% due 09/20/2028		300	276
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		400	375
2.900% due 02/10/2029		200	182
3.375% due 11/13/2025		600	596
3.815% due 11/02/2027		300	290
4.125% due 08/17/2027		400	391
4.271% due 01/09/2027		400	394
4.542% due 08/01/2026		200	199
5.303% due 09/06/2029		2,900	2,849
6.950% due 06/10/2026		200	203
7.350% due 11/04/2027		400	416
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		4,500	4,403
1.948% due 10/21/2027 •		500	484
3.500% due 11/16/2026 •		2,700	2,669
3.615% due 03/15/2028 •		600	592
4.692% due 10/23/2030 •		100	100
5.049% due 07/23/2030 •		800	813
5.207% due 01/28/2031 •		1,500	1,536
5.427% due 08/10/2026 ~		1,500	1,501
5.798% due 08/10/2026 •		3,400	3,405
HPS Corporate Lending Fund 5.450% due 01/14/2028		4,400	4,414

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

HSBC Holdings PLC
1.750% due 07/24/2027 •	GBP	1,600	2,132
2.848% due 06/04/2031 •		$800	731
Jackson National Life Global Funding
5.350% due 01/13/2030		3,600	3,705
5.600% due 04/10/2026		5,200	5,245
JPMorgan Chase & Co.
1.040% due 02/04/2027 •		1,400	1,371
1.578% due 04/22/2027 •		1,800	1,759
3.782% due 02/01/2028 •		900	893
3.960% due 01/29/2027 •		2,356	2,350
4.603% due 10/22/2030 •		2,600	2,609
5.040% due 01/23/2028 •		1,500	1,515
5.140% due 01/24/2031 •		1,900	1,949
Lincoln Financial Global Funding 5.300% due 01/13/2030		400	411
Lloyds Banking Group PLC 4.550% due 08/16/2028		700	702
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 • (b)		2,400	2,400
5.382% due 07/10/2030 •		3,700	3,808
Morgan Stanley
2.664% due 03/19/2027 ~	EUR	3,400	4,013
4.654% due 10/18/2030 •		$1,900	1,904
5.050% due 01/28/2027 •		7,600	7,624
5.652% due 04/13/2028 •		100	102
Morgan Stanley Bank NA
4.952% due 01/14/2028 •		100	101
4.968% due 07/14/2028 •		700	709
5.504% due 05/26/2028 •		2,300	2,350
RGA Global Funding 5.250% due 01/09/2030		1,800	1,848
Royal Bank of Canada
4.875% due 01/19/2027		4,900	4,950
5.069% due 07/23/2027 •		6,900	6,948
5.153% due 02/04/2031 •		700	715
Sirius Real Estate Ltd.
1.125% due 06/22/2026	EUR	500	578
1.750% due 11/24/2028		200	223
Sixth Street Lending Partners 6.125% due 07/15/2030		$800	815
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •(b)		4,700	4,700
5.316% due 07/09/2029		700	721
Sumitomo Mitsui Trust Bank Ltd. 4.450% due 09/10/2027		1,300	1,306
Toronto-Dominion Bank 4.861% due 01/31/2028		6,100	6,188
UBS Group AG
1.364% due 01/30/2027 •		800	786
4.194% due 04/01/2031 •		250	245
6.246% due 09/22/2029 •		600	630
6.327% due 12/22/2027 •		1,400	1,438
Wells Fargo & Co.
0.625% due 03/25/2030	EUR	900	952
1.375% due 10/26/2026		8,400	9,775
1.741% due 05/04/2030 •		700	790
3.196% due 06/17/2027 •		$4,300	4,249
3.584% due 05/22/2028 •		100	99
5.707% due 04/22/2028 •		1,100	1,124

			222,950

INDUSTRIALS 1.2%
Boeing Co. 6.259% due 05/01/2027		600	618
DAE Funding LLC 3.375% due 03/20/2028		500	481
Energy Transfer LP 5.200% due 04/01/2030		300	307
GE HealthCare Technologies, Inc. 4.800% due 08/14/2029		500	507
Hyundai Capital America
5.450% due 06/24/2026		1,200	1,210
5.509% due 08/04/2025 •		5,500	5,503
Occidental Petroleum Corp. 5.000% due 08/01/2027		6,000	6,056
Sherwin-Williams Co. 4.550% due 03/01/2028		1,400	1,413
Sysco Corp. 5.100% due 09/23/2030		6,700	6,868
T-Mobile USA, Inc.
2.875% due 02/15/2031		400	364
3.875% due 04/15/2030		500	486
4.200% due 10/01/2029		1,600	1,589

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

Volkswagen Group of America Finance LLC
5.327% due 09/12/2025 ~	2,950	2,952
5.800% due 09/12/2025	2,650	2,654

		31,008

UTILITIES 1.2%
DTE Energy Co. 4.950% due 07/01/2027	100	101
Enel Finance International NV 1.625% due 07/12/2026	800	777
NextEra Energy Capital Holdings, Inc. 5.050% due 03/15/2030	6,700	6,859
Pacific Gas & Electric Co. 5.339% due 09/04/2025 ~	10,800	10,800
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~	1,300	1,302
Southern California Edison Co.
1.200% due 02/01/2026	100	98
3.650% due 03/01/2028	400	389
4.400% due 09/06/2026	500	499
4.700% due 06/01/2027	300	301
4.875% due 02/01/2027	2,600	2,616
5.150% due 06/01/2029	3,700	3,739
5.350% due 03/01/2026	2,300	2,312
5.650% due 10/01/2028	100	102
5.850% due 11/01/2027	1,703	1,746

		31,641

Total Corporate Bonds & Notes (Cost $281,221)		285,599

U.S. GOVERNMENT AGENCIES 27.2%
Fannie Mae
0.000% due 08/25/2039 (a)(d)	27	23
3.000% due 10/25/2040	386	371
4.300% due 12/01/2029	8,820	8,886
4.448% due 11/01/2028 •	1	1
4.473% due 07/01/2028 •	1	1
4.527% due 11/01/2027 •	1	1
4.532% due 09/01/2029 ~	10,225	10,381
4.556% due 03/25/2034 •	14	14
4.583% due 11/01/2028 •	1	1
4.610% due 07/01/2029	10,300	10,470
4.670% due 05/25/2037 •	13	12
4.730% due 05/01/2029	2,700	2,751
4.760% due 06/01/2029	25,000	25,547
4.770% due 03/25/2037 •	5	5
4.770% due 07/25/2037 •	16	16
4.780% due 03/25/2037 •	15	14
4.800% due 02/01/2027 - 07/25/2037 •	36	35
4.804% due 08/01/2029 ~	14,606	14,954
4.814% due 05/25/2058 •	328	323
4.820% due 09/25/2035 •	66	66
4.865% due 02/25/2037 •	33	32
4.887% due 12/01/2036 •	9	9
5.000% due 04/25/2033	61	61
5.140% due 06/25/2037 •	79	79
5.170% due 03/25/2038 - 01/25/2040 •	44	44
5.170% due 11/25/2039 •	36	36
5.205% due 09/25/2054 •	4,354	4,340
5.240% due 12/25/2039 •	43	43
5.255% due 11/25/2053 - 03/25/2055 •	5,079	5,086
5.320% due 07/25/2039 •	21	22
5.355% due 01/25/2055 •	3,656	3,648
5.402% due 07/25/2055 •	1,100	1,100
5.505% due 12/25/2053 •	4,154	4,165
5.505% due 02/25/2055 •	2,159	2,164
5.555% due 02/25/2055 •	3,969	3,986
5.613% due 09/01/2034 •	7	7
5.697% due 07/01/2044 •	8	8
6.213% due 11/01/2035 •	26	26
6.606% due 12/01/2033 •	33	34
7.018% due 05/01/2038 •	91	94
Freddie Mac
2.862% due 07/25/2054 ~	7,700	7,225
4.000% due 11/01/2047	313	298
4.718% due 02/15/2037 •	1	1
4.748% due 02/15/2037 •	8	8
4.758% due 02/15/2037 •	34	34
4.904% due 07/15/2040 •	184	182
4.964% due 03/15/2042 •	73	74
4.968% due 07/15/2041 •	425	423
5.000% due 12/01/2026 - 01/01/2029	24	23
5.018% due 10/15/2037 •	34	34
5.088% due 08/15/2037 •	283	283

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

5.118% due 08/15/2037 •		618	618
5.128% due 10/15/2037 •		93	93
5.138% due 05/15/2037 •		327	327
5.138% due 09/15/2037 •		348	348
5.150% due 03/15/2050 •		1,158	1,143
5.168% due 08/15/2036 •		40	40
5.205% due 11/25/2054 •		1,307	1,302
5.245% due 11/25/2054 •		18,037	18,000
5.255% due 10/25/2054 - 03/25/2055 •		14,508	14,466
5.255% due 03/25/2055 •		1,298	1,300
5.268% due 11/15/2039 •		13	13
5.273% due 01/15/2038 •		145	146
5.285% due 02/25/2055 •		744	746
5.305% due 09/25/2054 •		709	709
5.305% due 02/25/2055 •		2,337	2,341
5.404% due 07/25/2055 •		1,400	1,400
5.455% due 01/25/2055 •		2,723	2,724
5.505% due 02/25/2055 •		3,575	3,584
5.505% due 02/25/2055 •		2,754	2,761
5.555% due 05/25/2054 •		6,293	6,322
6.000% due 01/01/2029 - 02/01/2034		89	92
6.500% due 10/25/2043		290	298
6.826% due 06/01/2035 •		68	70
6.901% due 09/01/2037 •		205	212
Ginnie Mae
4.625% due 07/20/2027 •		13	13
4.750% due 12/20/2027 •		5	5
4.875% (H15T1Y + 1.500%) due 05/20/2026 ~		2	2
4.875% due 04/20/2027 - 04/20/2041 •		592	604
5.196% due 12/20/2065 •		736	737
5.246% due 01/20/2066 •		97	97
5.446% due 01/20/2066 •		1,491	1,498
5.446% due 03/20/2066 •		364	366
5.596% due 03/20/2066 •		122	123
5.625% (H15T1Y + 1.500%) due 02/20/2026 - 03/20/2026 ~		2	3
5.625% due 01/20/2028 - 02/20/2028 •		7	7
7.000% due 06/20/2055		1,300	1,320
Ginnie Mae, TBA 5.000% due 08/01/2055		8,900	8,739
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032		5,278	5,109
3.500% due 12/01/2047 - 08/01/2048		8,472	7,765
6.000% due 11/01/2054 - 01/01/2055		10,050	10,243
8.000% due 03/01/2030 - 08/01/2030		3	3
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2055		21,400	19,897
5.000% due 08/01/2055		23,500	23,019
5.500% due 08/01/2055		10,525	10,515
6.000% due 08/01/2055		195,100	198,086
6.500% due 08/01/2055		256,630	264,614

Total U.S. Government Agencies (Cost $715,189)			719,261

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Inflation Protected Securities (e)
1.875% due 07/15/2034		1,329	1,331
2.125% due 02/15/2054 (h)		6,720	6,155
U.S. Treasury Notes
0.375% due 09/30/2027 (h)(j)		800	743
0.500% due 10/31/2027 (j)		300	279
0.625% due 11/30/2027 (h)		1,500	1,394
1.250% due 04/30/2028 (h)		4,600	4,300

Total U.S. Treasury Obligations (Cost $14,665)			14,202

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
ACRA Trust 5.608% due 10/25/2064 þ		2,422	2,425
AG Trust 6.327% due 07/15/2041 •		760	763
Ashford Hospitality Trust
5.384% due 04/15/2035 •		7,497	7,461
5.734% due 04/15/2035 •		7,105	7,054
Avon Finance 5.139% due 12/28/2049 •	GBP	6,191	8,513
Bear Stearns Adjustable Rate Mortgage Trust
6.500% due 01/25/2034 ~		$4	4
6.575% due 04/25/2033 ~		7	7
6.884% due 01/25/2034 ~		125	125
Bear Stearns ALT-A Trust
4.608% due 11/25/2036 ~		2,811	1,621
4.905% due 09/25/2035 ~		60	34
6.009% due 01/25/2035 •		2,248	2,199
Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~		118	94
5.062% due 01/26/2036 ~		143	102

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

BMO Mortgage Trust
3.378% due 02/17/2055 ~	5,737	5,204
5.092% due 11/15/2057	2,600	2,647
5.187% due 07/15/2058	10,800	11,036
5.669% due 07/15/2058	6,335	6,603
Chase Home Lending Mortgage Trust 5.555% due 05/25/2055 •	4,145	4,148
CIM Trust 2.750% due 12/25/2059 ~	6,300	5,945
Citigroup Mortgage Loan Trust 6.490% due 05/25/2035 •	16	16
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •	4,543	4,463
Countrywide Alternative Loan Trust 4.794% due 04/25/2046 •	1,261	1,171
Countrywide Home Loan Mortgage Pass-Through Trust 5.500% due 11/25/2035	698	360
Credit Suisse First Boston Mortgage Securities Corp.
5.063% due 03/25/2032 ~	26	25
Credit Suisse Mortgage Capital Mortgage-Backed Trust
1.115% due 01/25/2060 ~	1,266	1,071
3.784% due 02/25/2061 ~	2,743	2,719
3.850% due 09/25/2057 ~	2,162	2,129
4.118% due 12/27/2060 ~	1,632	1,626
5.826% due 07/15/2038 •	7,900	7,130
Cross Mortgage Trust
5.549% due 12/25/2069 ~	3,801	3,821
6.147% due 07/25/2069 þ	1,397	1,411
6.272% due 06/25/2069 þ	4,495	4,547
Deutsche Alt-A Securities Mortgage Loan Trust 4.674% due 05/25/2036 •	1,964	1,825
Extended Stay America Trust 5.506% due 07/15/2038 •	7,376	7,383
GCAT Trust 2.650% due 10/25/2068 ~	3,884	3,769
GreenPoint Mortgage Funding Trust 4.974% due 11/25/2045 •	73	69
GS Mortgage Securities Corp. Trust 5.680% due 12/15/2036 •	1,062	1,060
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~	1,781	1,674
GSR Mortgage Loan Trust
4.729% due 01/25/2036 ~	13	12
4.784% due 01/25/2034 •	1	1
Impac CMB Trust 4.974% due 05/25/2035 •	3,166	3,043
JP Morgan Chase Commercial Mortgage Securities Trust
5.966% due 06/15/2038 •	7,000	6,594
6.091% due 11/15/2038 •	8,900	8,829
JP Morgan Seasoned Mortgage Trust 4.446% due 01/25/2063 ~	3,814	3,658
Legacy Mortgage Asset Trust 3.000% due 09/25/2059 ~	1,467	1,404
Lehman Mortgage Trust 4.754% due 08/25/2036 •	521	345
Lehman XS Trust 4.794% due 11/25/2035 •	2,001	2,019
MASTR Adjustable Rate Mortgages Trust 5.199% due 12/25/2046 •	6,327	5,156
Merrill Lynch Mortgage Investors Trust 4.854% due 02/25/2036 •	51	50
Morgan Stanley Capital Trust 5.376% due 12/15/2036 •	1,800	1,450
New Orleans Hotel Trust 5.348% due 04/15/2032 •	1,900	1,886
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	815	778
1.147% due 10/25/2058 ~	117	111
1.353% due 10/25/2058 ~	83	79
2.750% due 11/25/2059 ~	1,333	1,278
New York Mortgage Trust Loan Trust 4.670% due 08/25/2061 þ	7,953	7,901
PRET Trust 4.000% due 07/25/2069 þ	3,340	3,236
Prime Mortgage Trust 4.834% due 02/25/2034 •	9	9
PRPM LLC
4.000% due 05/25/2054 þ	1,903	1,869
5.228% due 08/25/2069 þ	7,349	7,339
5.250% due 07/25/2055 ~	2,500	2,498
PRPM Trust
5.674% due 12/26/2069 þ	3,636	3,644
5.802% due 11/25/2069 þ	4,183	4,220
6.265% due 12/25/2068 þ	1,292	1,304
SG Residential Mortgage Trust 5.353% due 08/25/2062	8,737	8,726

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

SREIT Trust 5.523% due 10/15/2038 •		9,000	8,965
Starwood Mortgage Residential Trust 2.175% due 05/25/2065 ~		2,564	2,293
Starwood Mortgage Trust 5.926% due 04/15/2034 •		4,624	4,582
Stratton Mortgage Funding PLC 5.389% due 06/20/2060 •	GBP	1,632	2,245
Structured Adjustable Rate Mortgage Loan Trust
4.754% due 10/25/2035 •		$1,300	1,237
5.030% due 09/25/2035 ~		223	198
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		39	38
4.932% due 07/19/2035 •		74	72
4.994% due 02/25/2036 •		82	68
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	4,790	6,590
Towd Point Mortgage Trust
2.250% due 12/25/2061 ~		$2,420	2,344
2.900% due 10/25/2059 ~		1,377	1,323
3.000% due 01/25/2058 ~		48	48
3.750% due 05/25/2058 ~		3,303	3,243
3.750% due 09/25/2062		12,777	12,234
4.518% due 10/25/2064 ~		8,859	8,852
5.434% due 05/25/2058 •		1,003	1,027
Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	2,175	2,993
TTAN 5.276% due 03/15/2038 •		$2,076	2,078
Verus Securitization Trust
1.020% due 04/25/2064 ~		1,214	1,154
1.277% due 04/25/2064 ~		154	146
1.380% due 04/25/2064 ~		231	218
WaMu Mortgage Pass-Through Certificates Trust
4.182% due 02/27/2034 •		63	61
5.014% due 10/25/2045 •		29	29
5.599% due 11/25/2042 •		11	11
5.799% due 06/25/2042 •		27	25
Wells Fargo Mortgage-Backed Securities Trust 6.741% due 04/25/2036 ~		879	890

Total Non-Agency Mortgage-Backed Securities (Cost $255,645)			252,657

ASSET-BACKED SECURITIES 20.4%
AUTOMOBILE ABS OTHER 0.0%
Westlake Automobile Receivables Trust 4.964% due 08/16/2027 •		1,321	1,322

AUTOMOBILE SEQUENTIAL 6.5%
Ally Auto Receivables Trust
4.140% due 07/16/2029		1,000	999
5.320% due 01/15/2027		538	538
5.460% due 05/15/2028		2,730	2,750
AmeriCredit Automobile Receivables Trust 6.190% due 04/19/2027		1,140	1,142
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,500	4,628
6.120% due 04/20/2027		10,800	10,888
BMW Vehicle Owner Trust 5.470% due 02/25/2028		2,257	2,271
Bridgecrest Lending Auto Securitization Trust
4.840% due 09/15/2027		2,147	2,148
5.530% due 01/18/2028		232	232
CarMax Auto Owner Trust
4.750% due 10/15/2027		1,701	1,703
4.890% due 07/16/2029		8,800	8,896
5.210% due 09/15/2027		6,355	6,372
Carvana Auto Receivables Trust
4.530% due 01/10/2029		3,800	3,801
5.330% due 07/10/2029		1,500	1,516
5.380% due 03/12/2029		2,700	2,734
5.420% due 04/10/2028		3,025	3,035
5.600% due 03/10/2028		2,314	2,322
5.630% due 11/10/2027		1,331	1,333
5.900% due 08/10/2027		1,765	1,769
6.410% due 09/10/2027		488	489
Chase Auto Owner Trust
5.250% due 09/27/2027		1,979	1,984
5.480% due 04/26/2027		1,206	1,208
Citizens Auto Receivables Trust
5.110% due 04/17/2028		1,300	1,307
5.430% due 10/15/2026		296	296
5.840% due 01/18/2028		7,134	7,181

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

CPS Auto Receivables Trust 5.710% due 09/15/2027	203	204
DT Auto Owner Trust 6.290% due 08/16/2027	250	250
Exeter Automobile Receivables Trust
5.310% due 08/16/2027	274	274
5.600% due 05/17/2027	681	682
FCCU Auto Receivables Trust 4.870% due 01/16/2029	6,900	6,916
Flagship Credit Auto Trust 4.880% due 11/15/2028	1,001	1,003
Ford Credit Auto Owner Trust 4.650% due 02/15/2028	1,980	1,983
Foursight Capital Automobile Receivables Trust 5.490% due 01/16/2029	981	985
GLS Auto Receivables Issuer Trust
4.750% due 07/17/2028	2,300	2,306
4.760% due 10/15/2027	2,182	2,183
GLS Auto Select Receivables Trust
4.460% due 10/15/2030 (b)	2,000	2,001
5.240% due 03/15/2030	327	329
5.580% due 06/17/2030	2,089	2,109
5.960% due 10/16/2028	3,400	3,432
6.270% due 08/16/2027	562	562
GM Financial Consumer Automobile Receivables Trust
4.470% due 02/16/2028	732	732
5.450% due 06/16/2028	2,783	2,801
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	4,500	4,542
5.480% due 04/17/2028	2,772	2,790
Lendbuzz Securitization Trust 5.100% due 10/15/2030	1,000	1,004
M&T Bank Auto Receivables Trust
4.730% due 06/17/2030	9,900	10,022
5.590% due 02/17/2032	495	497
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	375	377
Santander Drive Auto Receivables Trust
4.880% due 09/15/2027	3,976	3,977
5.910% due 06/15/2027	723	723
5.930% due 07/17/2028	2,355	2,367
SCCU Auto Receivables Trust 5.450% due 12/15/2027	179	179
SFS Auto Receivables Securitization Trust
4.440% due 12/20/2030	9,500	9,577
4.520% due 11/20/2028	2,700	2,705
4.950% due 05/21/2029	500	502
5.350% due 06/21/2027	200	201
5.470% due 10/20/2028	2,773	2,792
Toyota Auto Receivables Owner Trust
4.400% due 06/15/2029	3,800	3,818
4.550% due 08/16/2027	2,855	2,856
4.630% due 09/15/2027	2,353	2,354
Tricolor Auto Securitization Trust
6.360% due 12/15/2027	244	244
6.610% due 10/15/2027	471	473
Westlake Automobile Receivables Trust
5.560% due 02/15/2028	1,700	1,711
5.750% due 08/16/2027	2,114	2,119
6.230% due 01/15/2027	1,403	1,405
World Omni Automobile Lease Securitization Trust 4.420% due 04/17/2028	11,500	11,532
World Omni Select Auto Trust 5.370% due 02/15/2028	1,981	1,986

		171,047

CMBS OTHER 0.8%
AREIT Trust 5.551% due 01/20/2037 •	4,662	4,657
GPMT Ltd. 5.929% due 07/16/2035 •	558	547
HERA Commercial Mortgage Ltd. 5.479% due 02/18/2038 •	340	340
MF1 LLC 6.055% due 03/19/2039 •	900	904
MF1 Ltd.
5.529% due 07/16/2036 •	220	220
6.528% due 12/15/2035 •	12,000	12,031

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

Starwood Commercial Mortgage Trust 5.629% due 04/18/2038 •	2,853	2,844

		21,543

CREDIT CARD BULLET 0.8%
Bank of America Credit Card Trust 4.790% due 05/15/2028	5,700	5,726
Golden Credit Card Trust 4.310% due 09/15/2027	3,260	3,259
Synchrony Card Funding LLC 4.930% due 07/15/2030	11,800	11,981

		20,966

CREDIT CARD OTHER 0.6%
CARDS Trust 5.192% due 07/15/2028 •	4,000	4,000
Chase Issuance Trust 4.720% due 01/15/2031	11,100	11,311

		15,311

HOME EQUITY OTHER 2.3%
Aames Mortgage Investment Trust 5.349% due 10/25/2035 •	2,200	2,073
ACE Securities Corp. Home Equity Loan Trust 4.754% due 10/25/2036 •	2,794	1,099
AFC Home Equity Loan Trust 4.984% due 06/25/2028 •	26	26
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.349% due 01/25/2035 •	254	258
Argent Securities Trust 4.734% due 06/25/2036 •	3,539	2,332
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 4.202% due 06/26/2034 •	467	472
Asset-Backed Securities Corp. Home Equity Loan Trust 5.259% due 04/25/2034 •	941	981
Bear Stearns Asset-Backed Securities Trust
4.894% due 11/25/2036 •	815	791
5.409% due 11/25/2034 •	4,758	4,767
Chase Funding Trust 5.174% due 10/25/2032 •	35	35
Citigroup Mortgage Loan Trust
4.162% due 10/25/2037	110	106
4.494% due 07/25/2045 •	307	213
4.754% due 12/25/2036 •	755	414
Countrywide Asset-Backed Certificates 4.834% due 08/25/2034 •	339	332
Countrywide Asset-Backed Certificates Trust
4.574% due 08/25/2037 •	227	206
4.634% due 06/25/2047 •	297	262
4.714% due 12/25/2046 •	6,199	5,905
4.714% due 06/25/2047 •	1,108	996
4.974% due 03/25/2036 •	377	333
5.529% due 04/25/2036 •	8,900	8,664
Credit Suisse First Boston Mortgage Securities Corp. 4.562% due 01/25/2032 •	39	38
Credit-Based Asset Servicing & Securitization LLC
3.748% due 06/25/2035 •	1,750	1,702
6.009% due 03/25/2046 •	1,888	1,839
GE-WMC Asset-Backed Pass-Through Certificates 5.074% due 12/25/2035 •	4,517	4,385
GSAA Home Equity Trust 4.934% due 01/25/2036 •	704	216
GSAMP Trust
4.714% due 06/25/2036 •	83	81
5.334% due 11/25/2035 •	303	296
6.084% due 10/25/2034 •	19	20
Home Equity Mortgage Loan Asset-Backed Trust 4.694% due 08/25/2036 •	3,160	3,032
HSI Asset Securitization Corp. Trust 4.929% due 02/25/2036 •	407	391
JP Morgan Mortgage Acquisition Trust 5.094% due 07/25/2036 •	2,200	2,083
Long Beach Mortgage Loan Trust
4.874% due 02/25/2036 •	503	496
4.876% due 04/21/2031 •	2,184	2,140
4.994% due 10/25/2034 •	44	43
Merrill Lynch Mortgage Investors Trust 4.734% due 08/25/2037 •	364	347
Morgan Stanley ABS Capital, Inc. Trust
4.544% due 12/25/2036 •	3,759	1,874
4.564% due 10/25/2036 •	73	65
4.594% due 09/25/2036 •	26	11
5.349% due 07/25/2034 •	517	524

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.364% due 05/25/2035 •		4,326	4,079
RCKT Mortgage Trust 5.344% due 09/25/2044 þ		2,241	2,242
Residential Asset Mortgage Products Trust 5.499% due 05/25/2035 •		2,878	2,800
Soundview Home Loan Trust 5.139% due 11/25/2035 •		286	284
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 5.259% due 01/25/2035 •		1,222	1,275

			60,528

WHOLE LOAN COLLATERAL 0.9%
First Franklin Mortgage Loan Trust
4.734% due 08/25/2036 •		1,680	1,627
4.744% due 09/25/2036 •		2,571	2,389
4.914% due 05/25/2036 •		12,141	10,513
PRET LLC
4.744% due 07/25/2051 þ		1,269	1,262
6.721% due 07/25/2051 þ		4,284	4,290
Residential Asset Mortgage Products Trust 4.794% due 08/25/2046 •		4,811	4,273
Specialty Underwriting & Residential Finance Trust 5.409% due 12/25/2035 •		47	47

			24,401

OTHER ABS 8.5%
Aaset Trust 2.798% due 01/15/2047		3,381	3,152
Accunia European CLO DAC 3.229% due 07/15/2030 •	EUR	459	541
ACHV ABS Trust
5.010% due 12/26/2031		$1,108	1,113
5.070% due 10/27/2031		822	825
5.900% due 04/25/2031		479	484
Affirm Master Trust 4.670% due 07/15/2033		8,600	8,638
Anchorage Capital CLO Ltd. 5.319% due 10/20/2034 •		7,500	7,502
Ares CLO Ltd. 5.568% due 01/15/2032 •		234	234
Ares European CLO DAC 3.059% due 10/15/2031 •	EUR	445	524
Bain Capital Credit CLO Ltd.
0.000% due 07/15/2035 •(b)		$6,800	6,805
5.509% due 07/19/2034 •		5,500	5,513
Benefit Street Partners CLO Ltd. 5.619% due 04/20/2034 •		8,900	8,914
Black Diamond CLO DAC 3.096% due 01/20/2032 •	EUR	298	351
Blackbird Capital Aircraft Lease Ltd. 2.443% due 07/15/2046		$2,191	2,057
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031	EUR	248	287
2.999% due 01/15/2031 •		1,560	1,838
BNPP AM Euro CLO DAC 2.879% due 04/15/2031 •		1,148	1,349
Cairn CLO DAC 3.059% due 10/15/2031 •		437	514
Canyon CLO Ltd. 5.336% due 07/15/2034 •		$4,000	4,005
Carlyle Euro CLO DAC 2.979% due 01/15/2031 •	EUR	429	505
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •		781	920
Carval CLO Ltd. 5.259% due 07/20/2032 •		$7,694	7,700
Castlelake Aircraft Structured Trust 5.783% due 02/15/2050		3,602	3,657
Catamaran CLO Ltd. 5.634% due 04/22/2030 •		354	354
CIFC Funding Ltd. 5.487% due 10/24/2030 •		524	524
CRB Securitization Trust 6.960% due 10/20/2033		577	580
CVC Cordatus Loan Fund DAC 3.391% due 10/23/2034 •	EUR	5,259	6,202
Dryden CLO Ltd. 5.362% due 08/20/2034 •		$3,800	3,791
Dryden Euro CLO DAC 3.003% due 05/15/2034 •	EUR	2,809	3,305
Dryden Senior Loan Fund 5.339% due 04/20/2034 •		$3,500	3,501

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

Elevation CLO Ltd. 5.582% due 01/25/2035 •		7,700	7,703
GreenSky Home Improvement Issuer Trust
5.150% due 10/27/2059		2,000	2,027
5.250% due 10/27/2059		738	739
GreenSky Home Improvement Trust 5.880% due 06/25/2059		1,033	1,039
Harvest CLO DAC 2.919% due 10/15/2031 •	EUR	342	403
Henley CLO DAC 3.148% due 04/25/2034 •		2,800	3,295
Home Partners of America Trust 1.901% due 12/17/2026		$725	698
Invesco Euro CLO DAC 2.929% due 07/15/2031 •	EUR	296	348
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		$340	336
M&T Equipment Notes 4.990% due 08/18/2031		2,319	2,324
Madison Park Funding Ltd. 5.256% due 10/15/2034 •		11,700	11,714
Mariner Finance Issuance Trust 1.860% due 03/20/2036		7,800	7,557
Mountain View CLO LLC 5.562% due 01/16/2031 •		493	493
Mountain View CLO Ltd. 5.716% due 04/15/2034 •		2,900	2,904
Navient Refinance Loan Trust 5.020% due 07/15/2055		3,800	3,830
Navient Student Loan Trust 5.406% due 12/15/2059 •		1,801	1,799
Nelnet Student Loan Trust
6.502% due 02/20/2041 •		605	618
6.640% due 02/20/2041		605	626
Northwoods Capital Ltd. 5.508% due 06/15/2031 •		2,677	2,674
Oportun Funding Trust 4.960% due 08/16/2032		2,366	2,362
Oportun Issuance Trust 5.010% due 02/08/2033		2,400	2,399
Pagaya AI Debt Grantor Trust
5.065% due 03/15/2032		1,174	1,174
5.156% due 07/15/2032		1,000	1,003
5.183% due 06/15/2032		2,114	2,123
6.278% due 10/15/2031		740	747
Pagaya AI Debt Grantor Trust & Pagaya AI Debt Trust 6.093% due 11/15/2031		920	926
Pagaya AI Debt Selection Trust 6.117% due 12/15/2031		1,033	1,042
Pagaya AI Debt Trust 6.660% due 07/15/2031		3,763	3,788
Palmer Square European Loan Funding DAC
3.133% due 05/15/2034 •	EUR	1,326	1,561
3.259% due 01/15/2033 •		629	741
4.179% due 01/15/2033 •		1,000	1,180
Parallel Ltd. 5.366% due 07/15/2034 •		$8,000	7,987
Post Road Equipment Finance LLC 4.900% due 05/15/2031		4,000	4,025
Reach ABS Trust
4.960% due 08/16/2032		359	359
6.300% due 02/18/2031		562	563
Recette CLO Ltd. 5.611% due 04/20/2034 •		4,050	4,062
Regatta Funding Ltd. 5.681% due 01/20/2035 •		10,868	10,916
Segovia European CLO DAC 3.116% due 07/20/2032 •	EUR	408	482
SMB Private Education Loan Trust
1.290% due 07/15/2053		$1,580	1,489
1.310% due 07/17/2051		1,762	1,653
1.340% due 03/17/2053		4,658	4,353
2.850% due 11/16/2054		3,350	3,150
3.250% due 11/15/2040		5,595	5,516
5.060% due 03/16/2054		1,825	1,847
5.090% due 10/16/2056		1,783	1,802
5.146% due 01/15/2037 •		2,145	2,141
5.853% due 11/15/2052 •		913	923
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,174	1,130
Sound Point CLO Ltd. 6.331% due 07/20/2032 •		6,100	6,114
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		4,000	4,006
Theorem Funding Trust 7.580% due 04/15/2029		153	153

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

TIAA CLO Ltd. 5.409% due 01/20/2032 •		2,622	2,625
Towd Point Asset Trust 5.132% due 11/20/2061 •		3,066	3,055
Venture CLO Ltd.
5.581% due 07/20/2030 •		238	238
5.664% due 04/20/2032 •		654	654
Voya CLO Ltd. 5.329% due 04/20/2034 •		900	897

			225,998

Total Asset-Backed Securities (Cost $543,838)			541,116

SOVEREIGN ISSUES 2.6%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (d)	BRL	173,200	30,749
0.000% due 04/01/2026 (d)		123,500	20,476
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	43,800	2,056
Israel Government International Bond 1.750% due 08/31/2025	ILS	800	236
Mexican Bonos
8.000% due 11/07/2047	MXN	82,800	3,681
8.500% due 03/01/2029		47,100	2,507
Saudi Government International Bond 5.125% due 01/13/2028		$9,500	9,661

Total Sovereign Issues (Cost $66,201)			69,366

SHORT-TERM INSTRUMENTS 60.6%
COMMERCIAL PAPER 4.9%
Air Lease Corp. 4.850% due 07/15/2025		1,570	1,567
Alimentation Couche-Tard, Inc.
4.640% due 07/30/2025		1,750	1,743
4.670% due 07/02/2025		12,830	12,827
Amrize Finance U.S. LLC 4.670% due 07/16/2025		7,990	7,974
Canadian Natural Resources Ltd.
4.830% due 07/11/2025		4,000	3,994
4.900% due 08/06/2025 (b)		9,030	8,986
CBRE Services, Inc. 4.710% due 07/10/2025		13,090	13,073
Crown Castle, Inc. 5.030% due 07/22/2025		16,040	15,991
CVS Health Corp. 4.920% due 07/14/2025		5,430	5,420
Global Payments, Inc. 5.000% due 07/01/2025		2,260	2,260
HCA, Inc.
4.950% due 08/14/2025		3,330	3,309
5.000% due 08/22/2025		12,920	12,827
JABIL, Inc. 4.860% due 07/02/2025		1,200	1,200
Jones Lang LaSalle Finance BV
4.650% due 07/14/2025		4,320	4,312
4.720% due 07/16/2025		8,500	8,482
NextEra Energy Capital Holdings, Inc. 4.600% due 08/19/2025		2,100	2,087
RTX Corp. 4.630% due 07/16/2025		12,800	12,773
Targa Resources Corp. 4.700% due 07/29/2025		9,800	9,760

			128,585

REPURCHASE AGREEMENTS (f) 55.3%			1,464,002

U.S. TREASURY BILLS 0.4%
4.334% due 07/03/2025 - 09/11/2025 (c)(d)(h)(j)		10,743	10,674

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $1,603,278)		1,603,261

Total Investments in Securities (Cost $3,483,699)		3,489,557

	SHARES
INVESTMENTS IN AFFILIATES 8.5%
SHORT-TERM INSTRUMENTS 8.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 8.5%
PIMCO Short Asset Portfolio	3,816,462	37,386
PIMCO Short-Term Floating NAV Portfolio III	19,127,825	186,248

Total Short-Term Instruments (Cost $221,772)		223,634

Total Investments in Affiliates (Cost $221,772)		223,634

Total Investments 140.3% (Cost $3,705,472)		$3,713,191
Financial Derivative Instruments (g)(i) 4.1%(Cost or Premiums, net $25,262)		107,275
Other Assets and Liabilities, net (44.4)%		(1,174,286)

Net Assets 100.0%		$2,646,180

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.400%	06/30/2025	07/01/2025	$14,300	U.S. Treasury Notes 0.000% due 06/30/2027	$(14,586)	$14,300	$14,302
JPS	4.400	07/30/2024	TBD(2)	169,002	U.S. Treasury Bonds 2.000% - 2.250% due 08/15/2046 - 08/15/2051	(166,676)	169,002	176,329
SAL	4.440	06/30/2025	07/01/2025	212,300	U.S. Treasury Notes 4.125% due 10/31/2026	(216,837)	212,300	212,326
4.440	07/01/2025	07/02/2025	100	U.S. Treasury Notes 4.125% due 02/28/2027	(102)	100	100
4.470	06/30/2025	07/01/2025	472,600	U.S.Treasury Bills 0.000% due 05/14/2026	(482,270)	472,600	472,659
4.470	07/01/2025	07/02/2025	595,700	U.S. Treasury Notes 2.500% due 03/31/2027	(608,104)	595,700	595,700

Total Repurchase Agreements	$(1,488,575)	$1,464,002	$1,471,416

(1)	Includes accrued interest.
(2)	Open maturity repurchase agreement.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(559) at a weighted average interest rate of 4.430%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2025	1,914	$598,484	$18,183	$2,871	$0
U.S. Treasury 5-Year Note September Futures	09/2025	1,204	131,236	1,027	160	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	28	3,199	81	13	0
U.S. Treasury Long-Term Bond September Futures	09/2025	65	7,505	190	65	0

$19,481	$3,109	$0

SHORT FUTURES CONTRACTS
Variation Margin(7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	1,353	$(281,456)	$(909)	$0	$(74)
U.S. Treasury 10-Year Note September Futures	09/2025	1,978	(221,783)	(3,482)	0	(618)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	136	(16,201)	(574)	0	(183)
United Kingdom Long Gilt September Futures	09/2025	2	(255)	(4)	1	0

$(4,969)	$1	$(875)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

Total Futures Contracts	$14,512	$3,110	$(875)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%	$100	$1	$0	$1	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	6,200	80	(21)	59	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	2,000	12	(3)	9	0	0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	400	3	(1)	2	0	0
Citigroup, Inc.	1.000	Quarterly	12/20/2025	0.252	$1,000	6	(2)	4	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2029	0.739	EUR	400	1	4	5	0	0
Deutsche Bank Aktiengesellschaft	1.000	Quarterly	12/20/2031	1.053	500	(10)	8	(2)	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	$2,000	15	3	18	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	300	3	1	4	0	0

$111	$(11)	$100	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly	06/20/2030	$61,110	$(1,056)	$(316)	$(1,372)	$0	$(34)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-35 5-Year Index	1.000%	Quarterly	06/20/2026	$92	$(2)	$2	$0	$0	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	3,772	(139)	160	21	7	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	500	(42)	43	1	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,200	(55)	50	(5)	3	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	400	(15)	11	(4)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(15)	8	(7)	1	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	500	(18)	6	(12)	1	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	3,700	197	87	284	13	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,200	12	13	25	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	1,000	22	0	22	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	9,310	206	7	213	5	0

$144	$394	$538	$32	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	42,080	$(403)	$(120)	$(523)	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	12/18/2025	$170,200	377	186	563	4	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	108,700	6	77	83	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026	72,100	611	1,988	2,599	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	138,260	(279)	564	285	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028	7,810	(67)	(9)	(76)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	01/06/2030	11,300	(143)	1,148	1,005	0	(14)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	01/15/2030		7,700	(27)	575	548	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		75,390	4,078	(2,419)	1,659	0	(112)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		7,100	104	36	140	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		28,140	335	(267)	68	0	(52)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.277	Semi-Annual	07/21/2031		1,380	0	190	190	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		12,600	37	(175)	(138)	0	(30)
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	05/31/2032		65,800	0	940	940	171	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	3.791	Annual	05/31/2032		103,800	0	1,835	1,835	271	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		5,800	725	(81)	644	0	(14)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		39,700	(1,037)	327	(710)	102	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		7,700	(150)	65	(85)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		27,200	79	1,041	1,120	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		61,950	(458)	276	(182)	0	(240)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	48,800	0	(31)	(31)	11	0
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	35,700	0	(11)	(11)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		53,600	0	(19)	(19)	0	(1)
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		8,100	0	3	3	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		52,300	0	(129)	(129)	0	(6)
Receive(6)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		53,600	0	(199)	(199)	0	(14)
Receive(6)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		35,700	0	(129)	(129)	0	(9)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$13,100	0	(18)	(18)	1	0
Receive	CPURNSA	2.522	Maturity	03/27/2030		23,300	0	(59)	(59)	2	0
Receive	CPURNSA	2.433	Maturity	04/10/2030		80,800	0	90	90	10	0
Pay	CPURNSA	2.556	Maturity	05/15/2030		26,500	0	108	108	0	0
Pay	CPURNSA	2.571	Maturity	05/16/2030		24,900	0	118	118	0	0
Pay	CPURNSA	2.594	Maturity	05/16/2030		26,200	0	153	153	0	0
Receive	CPURNSA	2.371	Maturity	04/10/2035		3,000	13	11	24	0	(1)

							$3,800	$6,065	$9,865	$574	$(673)

Total Swap Agreements							$2,999	$6,132	$9,131	$606	$(708)

(h)	Securities with an aggregate market value of $13,608 and cash of $70,333 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $93 for closed futures is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2025		AUD	665		$432		$0		$(6)
		07/2025		CNH	13,529		1,878		0		(14)
		07/2025			$399		NZD	663	5		0
		08/2025		CNH	19,285		$2,682		0		(22)
		08/2025		NZD	663		399		0		(5)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025		$432	AUD	665	6	0
BOA	07/2025	EUR	46,825		$53,242	0	(1,915)
	07/2025	IDR	50,450,801		3,108	0	(3)
	07/2025	JPY	339,700		2,363	4	0
	07/2025	SGD	22		17	0	0
	07/2025		$2,329	CHF	1,904	70	0
	07/2025		3,514	IDR	57,070,748	3	0
	07/2025		864	KRW	1,177,500	7	0
	08/2025	CNH	4,356		$609	0	(2)
	08/2025	TWD	290		9	0	(1)
	08/2025		$17	SGD	22	0	0
BPS	07/2025	BRL	37,695		$6,700	0	(238)
	07/2025	IDR	50,421,279		3,090	0	(17)
	07/2025	INR	764,614		8,900	0	(19)
	07/2025	THB	556		17	0	0
	07/2025	TWD	58,607		1,804	0	(214)
	07/2025		$6,907	BRL	37,694	31	0
	07/2025		769	IDR	12,555,811	5	0
	07/2025		4,260	KRW	5,779,914	14	0
	07/2025		70	THB	2,293	1	0
	07/2025		8,330	TWD	247,769	183	0
	08/2025	CNH	5,095		$713	0	(1)
	08/2025	CZK	4,966		223	0	(14)
	08/2025	TWD	72,974		2,314	0	(223)
	08/2025		$556	INR	48,351	7	0
	08/2025		3,340	TWD	108,652	438	0
	10/2025	BRL	27,900		$4,659	0	(359)
BRC	07/2025	ILS	1,385		398	0	(13)
	07/2025	KRW	75,855		56	0	(1)
	07/2025	PLN	61		16	0	(1)
	07/2025		$24,083	GBP	17,700	213	0
	07/2025		197	ILS	666	0	0
	07/2025	ZAR	1,191		$66	0	(1)
	08/2025	CZK	49,002		2,203	0	(135)
	08/2025	GBP	17,700		24,086	0	(213)
CBK	07/2025	KRW	6,595,829		4,811	0	(67)
	07/2025	THB	29,079		874	0	(21)
	07/2025	TWD	101,383		3,116	0	(374)
	07/2025		$3,615	AUD	5,535	28	0
	07/2025		358	IDR	5,826,350	1	0
	07/2025		177	KRW	239,462	0	0
	07/2025		4,734	SGD	6,080	48	0
	07/2025		4,801	TWD	142,745	113	0
	08/2025	CNH	4,307		$599	0	(5)
	08/2025	TWD	112,344		3,448	0	(458)
	08/2025		$10,986	CNH	78,679	47	0
	08/2025		4,165	INR	359,013	16	(2)
	09/2025	ILS	795		$210	0	(26)
DUB	07/2025	AUD	202		130	0	(3)
	07/2025	ILS	672		194	0	(6)
	07/2025	SGD	24		19	0	0
	07/2025		$54,103	EUR	46,637	833	0
	07/2025		173	TWD	5,144	4	0
	08/2025	EUR	46,534		$54,103	0	(832)
	08/2025		$1,343	CNH	9,621	6	0
	08/2025		101	CZK	2,180	3	0
	08/2025		1,931	INR	166,599	9	0
	09/2025	MXN	23,493		$1,218	0	(23)
FAR	07/2025	AUD	4,668		3,012	0	(60)
	07/2025	BRL	28,247		5,176	0	(23)
	07/2025	CHF	1,903		2,330	0	(69)
	07/2025	CNH	6,882		958	0	(5)
	07/2025	JPY	938,079		6,445	0	(70)
	07/2025	KRW	5,515,009		4,074	0	(4)
	07/2025	SGD	78		61	0	(1)
	07/2025		$4,963	BRL	28,247	237	0
	07/2025		14,421	JPY	2,068,840	0	(55)
	07/2025		4,074	KRW	5,513,082	4	0
	07/2025		6	PLN	23	0	0
	08/2025	CNH	5,377		$751	0	(2)
	08/2025		$670	CHF	535	6	0
	08/2025		923	INR	79,791	6	0
	08/2025		6,445	JPY	934,629	70	0
	08/2025		14	SGD	17	0	0
	09/2025	BRL	3,641		$649	0	(11)
	09/2025	MXN	106,150		5,452	0	(160)
GLM	07/2025	SGD	7		5	0	0
	07/2025	TWD	9,907		305	0	(36)
	07/2025		$85	IDR	1,379,388	0	0
	07/2025		30	TWD	960	4	0
	08/2025		5	SGD	7	0	0
	10/2025	BRL	145,300		$23,674	0	(2,460)
JPM	07/2025		9,457		1,733	0	(8)
	07/2025	CNH	13,038		1,807	0	(17)
	07/2025	KRW	424,694		310	0	(4)
	07/2025	NZD	663		395	0	(9)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

07/2025	PLN	656	175	0	(7)
07/2025	SGD	1,625	1,265	0	(13)
07/2025	TWD	59,322	1,824	0	(218)
07/2025	$1,616	BRL	9,457	124	0
07/2025	6	PLN	21	0	0
07/2025	328	TWD	9,736	7	0
07/2025	ZAR	338	$19	0	0
08/2025	CNH	17,795	2,474	0	(22)
08/2025	TWD	89,986	2,783	0	(345)
08/2025	$622	INR	53,926	6	0
08/2025	11	SGD	14	0	0
08/2025	37	TWD	1,204	5	0
04/2026	BRL	123,500	$20,952	0	(294)
MBC	07/2025	CAD	8,088	5,889	0	(51)
07/2025	CNH	6,251	867	0	(7)
07/2025	EUR	1,242	1,419	0	(43)
07/2025	GBP	2,246	3,040	0	(43)
07/2025	JPY	30,350	211	0	0
07/2025	PLN	469	125	0	(5)
07/2025	SGD	4,247	3,308	0	(32)
07/2025	THB	14,597	441	0	(8)
07/2025	TWD	28,538	876	0	(107)
07/2025	$5,916	CAD	8,088	23	0
07/2025	1,642	EUR	1,430	43	0
07/2025	71	IDR	1,158,237	0	0
07/2025	463	JPY	66,543	0	(1)
08/2025	CNH	10,611	$1,473	0	(15)
08/2025	EUR	684	804	0	(4)
08/2025	TWD	39,633	1,221	0	(157)
08/2025	$317	CAD	435	3	0
08/2025	2,336	CNH	16,877	30	0
08/2025	292	SGD	376	5	0
MYI	07/2025	JPY	315,456	$2,164	0	(26)
07/2025	$324	JPY	46,734	1	0
08/2025	CNH	5,481	$766	0	(3)
08/2025	$2,164	JPY	314,296	26	0
NGF	07/2025	1,013	IDR	16,509,439	5	0
SCX	07/2025	ILS	10	$3	0	0
07/2025	JPY	3,514	24	0	0
07/2025	SGD	75	58	0	(1)
07/2025	TWD	2,072	71	0	0
07/2025	$394	IDR	6,415,047	2	0
07/2025	1,430	THB	46,446	0	0
07/2025	2,399	TWD	70,256	19	0
08/2025	CNH	9,443	$1,322	0	(2)
08/2025	TWD	15,965	489	0	(66)
08/2025	$3,203	CNH	23,228	55	0
08/2025	651	INR	55,899	0	0
08/2025	24	JPY	3,501	0	0
08/2025	58	SGD	75	1	0
SOG	07/2025	JPY	520,651	$3,607	0	(9)
08/2025	$4	INR	322	0	0
08/2025	3,607	JPY	518,741	9	0
SSB	07/2025	GBP	15,454	$20,925	0	(288)
UAG	07/2025	ILS	102	28	0	(2)
07/2025	JPY	33,111	229	0	(1)
07/2025	KRW	75,698	56	0	0
07/2025	THB	2,318	70	0	(2)
07/2025	$56	KRW	75,735	0	0
08/2025	CNH	2,309	$318	0	(6)
09/2025	$183	MXN	3,541	5	0

Total Forward Foreign Currency Contracts	$2,791	$(10,006)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Swap Agreements, at Value(3)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	41,739	$8,340	$720	$9,060	$0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	68,023	13,923	843	14,766	0

$22,263	$1,563	$23,826	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(4)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	567	4.930%	Monthly	02/04/2026	$7,775	$0	$(29)	$0	$(29)

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

CBK	Receive	S&P 500 Total Return Index	2,643	4.830	Monthly	11/21/2025	36,243	0	(132)	0	(132)
CIB	Receive	S&P 500 Total Return Index	7,229	4.830	Monthly	07/09/2025	99,129	0	(361)	0	(361)
	Receive	S&P 500 Total Return Index	460	4.870	Monthly	11/05/2025	6,308	0	(32)	0	(32)
	Receive	S&P 500 Total Return Index	9,643	5.050% (FEDL01 plus a specified spread)	Monthly	01/07/2026	132,232	0	(513)	0	(513)
	Receive	S&P 500 Total Return Index	568	5.090% (FEDL01 plus a specified spread)	Monthly	01/07/2026	7,789	0	(30)	0	(30)
	Receive	S&P 500 Total Return Index	473	5.010% (FEDL01 plus a specified spread)	Monthly	02/18/2026	6,486	0	(25)	0	(25)
FAR	Receive	S&P 500 Total Return Index	11,401	5.070% (FEDL01 plus a specified spread)	Maturity	08/13/2025	139,664	0	9,252	9,252	0
GST	Receive	S&P 500 Total Return Index	2,643	4.800	Monthly	09/19/2025	36,243	0	(131)	0	(131)
	Receive	S&P 500 Total Return Index	2,643	4.820	Monthly	10/17/2025	36,243	0	(132)	0	(132)
MBC	Receive	S&P 500 Total Return Index	14,910	5.090% (FEDL01 plus a specified spread)	Maturity	08/20/2025	176,570	0	18,780	18,780	0
RBC	Receive	S&P 500 Total Return Index	1,144	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	15,687	0	(58)	0	(58)
	Receive	S&P 500 Total Return Index	342	4.860	Monthly	07/16/2025	4,690	0	(17)	0	(17)
	Receive	S&P 500 Total Return Index	809	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	11,094	0	(42)	0	(42)
	Receive	S&P 500 Total Return Index	7,503	5.040% (FEDL01 plus a specified spread)	Monthly	09/03/2025	102,886	0	(384)	0	(384)
	Receive	S&P 500 Total Return Index	685	5.070% (FEDL01 plus a specified spread)	Monthly	09/24/2025	9,393	0	(35)	0	(35)
	Receive	S&P 500 Total Return Index	5,144	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	70,538	0	(269)	0	(269)
	Receive	S&P 500 Total Return Index	3,331	4.930	Monthly	01/16/2026	45,677	0	(170)	0	(170)
	Receive	S&P 500 Total Return Index	16,802	5.150% (FEDL01 plus a specified spread)	Maturity	02/18/2026	224,632	0	619	619	0
	Receive	S&P 500 Total Return Index	1,784	4.950	Monthly	04/08/2026	24,463	0	(91)	0	(91)
	Receive	S&P 500 Total Return Index	343	5.030	Monthly	04/15/2026	4,703	0	(18)	0	(18)
TOR	Receive	S&P 500 Total Return Index	25,632	5.040% (FEDL01 plus a specified spread)	Maturity	07/16/2025	302,795	0	30,991	30,991	0
	Receive	S&P 500 Total Return Index	567	4.750	Monthly	08/06/2025	7,775	0	(28)	0	(28)
	Receive	S&P 500 Total Return Index	461	4.970% (FEDL01 plus a specified spread)	Monthly	08/20/2025	6,322	0	(24)	0	(24)
	Receive	S&P 500 Total Return Index	1,785	4.900	Monthly	10/01/2025	24,477	0	(90)	0	(90)
	Receive	S&P 500 Total Return Index	29,865	5.040% (FEDL01 plus a specified spread)	Maturity	10/01/2025	362,676	0	31,407	31,407	0

								$0	$88,438	$91,049	$(2,611)

Total Swap Agreements								$22,263	$90,001	$114,875	$(2,611)

(j)

Securities with an aggregate market value of $3,995 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO StocksPLUS® Fund (Cont.)	June 30, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$4,095	$0	$4,095
Corporate Bonds & Notes
Banking & Finance	4,700	218,250	0	222,950
Industrials	0	31,008	0	31,008
Utilities	0	31,641	0	31,641
U.S. Government Agencies	0	719,261	0	719,261
U.S. Treasury Obligations	0	14,202	0	14,202
Non-Agency Mortgage-Backed Securities	0	252,657	0	252,657
Asset-Backed Securities
Automobile ABS Other	0	1,322	0	1,322
Automobile Sequential	0	171,047	0	171,047
CMBS Other	0	21,543	0	21,543
Credit Card Bullet	0	20,966	0	20,966
Credit Card Other	0	15,311	0	15,311
Home Equity Other	0	60,528	0	60,528
Whole Loan Collateral	0	24,401	0	24,401
Other ABS	0	225,998	0	225,998
Sovereign Issues	0	69,366	0	69,366
Short-Term Instruments
Commercial Paper	0	128,585	0	128,585
Repurchase Agreements	0	1,464,002	0	1,464,002
U.S. Treasury Bills	0	10,674	0	10,674

	$4,700	$3,484,857	$0	$3,489,557
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$223,634	$0	$0	$223,634

Total Investments	$228,334	$3,484,857	$0	$3,713,191

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,872	844	0	3,716
Over the counter	0	117,666	0	117,666

	$2,872	$118,510	$0	$121,382
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,583)	0	(1,583)
Over the counter	0	(12,617)	0	(12,617)

	$0	$(14,200)	$0	$(14,200)

Total Financial Derivative Instruments	$2,872	$104,310	$0	$107,182

Totals	$231,206	$3,589,167	$0	$3,820,373

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 154.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Bank of Industry Ltd. 3.695% (EUR003M + 1.700%) due 08/23/2027 ~	EUR	4,400	$5,148
Republic of Panama 4.804% (EUR006M + 2.450%) due 04/01/2027 «~		2,900	3,432

Total Loan Participations and Assignments (Cost $7,730)			8,580

CORPORATE BONDS & NOTES 6.2%
BANKING & FINANCE 3.9%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	953
3.300% due 01/30/2032		1,000	907
American Express Co. 5.284% due 07/26/2035 •		500	506
American Homes 4 Rent LP 4.950% due 06/15/2030		700	707
Ares Strategic Income Fund 5.450% due 09/09/2028		8,600	8,606
Bank of Nova Scotia 5.450% due 08/01/2029		9,300	9,661
Barclays PLC
4.837% due 09/10/2028 •		200	202
4.972% due 05/16/2029 •		1,400	1,415
5.501% due 08/09/2028 •		200	204
7.437% due 11/02/2033 •		4,400	4,995
BPCE SA 5.203% due 01/18/2027		250	254
Citibank NA 4.838% due 08/06/2029		3,900	3,983
Credicorp Capital Sociedad Titulizadora SA 9.700% due 03/05/2045 «	PEN	2,300	678
Credit Suisse AG AT1 Claim		$11,100	1,332
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	100	118
Equitable Holdings, Inc. 4.350% due 04/20/2028		$2,235	2,231
Extra Space Storage LP 5.350% due 01/15/2035		500	504
F&G Global Funding 5.875% due 01/16/2030		600	617
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	2,000	2,344
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	188
3.375% due 11/13/2025		500	497
3.815% due 11/02/2027		200	193
4.125% due 08/17/2027		600	587
4.271% due 01/09/2027		200	197
4.542% due 08/01/2026		400	397
5.800% due 03/05/2027		1,800	1,815
5.800% due 03/08/2029		1,300	1,303
6.950% due 06/10/2026		200	203
GLP Capital LP 5.625% due 09/15/2034		600	598
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		2,100	2,075
5.330% due 07/23/2035 •		1,700	1,716
6.249% due 03/15/2028 ~		5,500	5,607
HPS Corporate Lending Fund 5.950% due 04/14/2032		2,000	1,991
HSBC Holdings PLC
2.848% due 06/04/2031 •		600	548
5.887% due 08/14/2027 •		600	609
Jackson National Life Global Funding
5.315% due 01/14/2028 ~		400	401
5.350% due 01/13/2030		1,500	1,544
5.600% due 04/10/2026		5,550	5,598
JPMorgan Chase & Co.
3.782% due 02/01/2028 •		900	892
4.946% due 10/22/2035 •		1,900	1,881
5.040% due 01/23/2028 •		2,500	2,525
5.581% due 04/22/2030 •		200	208

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(a)		4,000	4,001
5.594% due 07/10/2035 •		3,000	3,089
Morgan Stanley
1.512% due 07/20/2027 •		3,700	3,590
4.654% due 10/18/2030 •		1,600	1,603
5.320% due 07/19/2035 •		400	405
5.656% due 04/18/2030 •		1,100	1,143
6.296% due 10/18/2028 •		1,000	1,042
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		2,000	2,043
NatWest Group PLC
4.445% due 05/08/2030 •		400	397
4.892% due 05/18/2029 •		2,600	2,627
Nomura Holdings, Inc. 2.679% due 07/16/2030		1,900	1,724
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		3,990	2,839
Prologis LP
4.200% due 02/15/2033	CAD	1,500	1,109
5.000% due 01/31/2035		$1,800	1,801
Royal Bank of Canada 4.969% due 08/02/2030 •		1,100	1,116
Stellantis Finance U.S., Inc. 2.691% due 09/15/2031		4,600	3,889
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •(a)		4,300	4,300
5.558% due 07/09/2034		1,100	1,136
UBS Group AG 4.751% due 05/12/2028 •		6,800	6,842
VICI Properties LP
5.125% due 11/15/2031		1,000	1,002
5.625% due 04/01/2035		1,000	1,010
5.750% due 04/01/2034		200	205
Vitality Re Ltd. 8.044% due 01/08/2030 ~		250	251
Wells Fargo & Co.
2.393% due 06/02/2028 •		2,595	2,501
5.707% due 04/22/2028 •		100	102
Weyerhaeuser Co. 4.000% due 04/15/2030		3,886	3,792

			125,349

INDUSTRIALS 0.9%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028		2,000	1,910
Bayer U.S. Finance LLC
6.125% due 11/21/2026		400	407
6.250% due 01/21/2029		200	210
6.375% due 11/21/2030		400	425
6.500% due 11/21/2033		200	215
6.875% due 11/21/2053		400	425
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029		1,200	1,158
CVS Health Corp. 3.750% due 04/01/2030		2,332	2,238
DAE Funding LLC 3.375% due 03/20/2028		1,100	1,059
Hyatt Hotels Corp. 5.750% due 03/30/2032		100	103
Hyundai Capital America 5.450% due 06/24/2026		1,600	1,613
Imperial Brands Finance PLC 3.500% due 07/26/2026		400	395
InterContinental Hotels Group PLC 2.125% due 05/15/2027	EUR	800	937
Mars, Inc. 5.200% due 03/01/2035		$900	911
MPLX LP 2.650% due 08/15/2030		1,500	1,358
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		2,200	2,188
Occidental Petroleum Corp. 5.550% due 10/01/2034		2,200	2,160
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		1,500	1,476
Southern Co. 3.700% due 04/30/2030		3,595	3,478
T-Mobile USA, Inc. 2.700% due 03/15/2032		1,500	1,323
United Airlines Pass-Through Trust 5.450% due 08/15/2038		991	1,004

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Volkswagen Group of America Finance LLC 5.050% due 03/27/2028	2,200	2,213

		27,206

UTILITIES 1.4%
Edison International 6.250% due 03/15/2030	1,100	1,118
Electricite de France SA 5.700% due 05/23/2028	1,800	1,855
Eversource Energy 5.850% due 04/15/2031	6,700	7,052
ONEOK, Inc. 5.050% due 11/01/2034	10,000	9,736
Pacific Gas & Electric Co.
3.000% due 06/15/2028	1,000	950
4.550% due 07/01/2030	1,400	1,367
5.339% due 09/04/2025 ~	9,400	9,400
6.150% due 03/01/2055	800	748
Southern California Edison Co.
4.650% due 10/01/2043	2,000	1,619
4.875% due 02/01/2027	2,200	2,213
5.150% due 06/01/2029	3,600	3,638
5.350% due 03/01/2026	2,300	2,312
5.850% due 11/01/2027	914	937
5.900% due 03/01/2055	200	183

		43,128

Total Corporate Bonds & Notes (Cost $194,070)		195,683

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010 7.804% due 03/01/2035	1,265	1,424
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.000% due 06/01/2046	560	492

		1,916

ILLINOIS 0.1%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	2,750	2,942

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010 6.532% due 06/15/2039	95	102

Total Municipal Bonds & Notes (Cost $4,727)		4,960

U.S. GOVERNMENT AGENCIES 51.3%
Fannie Mae
4.202% due 10/01/2029 ~	13,952	14,009
4.300% due 12/01/2029	9,321	9,390
4.540% due 07/01/2030	2,971	3,010
4.705% due 09/01/2031 ~	25,571	26,058
4.720% due 10/01/2028 - 08/01/2030	9,383	9,558
4.770% due 10/01/2028	3,996	4,076
4.770% due 09/25/2042 •	53	53
4.850% due 05/01/2029	2,326	2,380
4.860% due 08/01/2030	4,388	4,515
4.881% due 03/25/2036 •	25	25
4.930% due 06/01/2029	6,254	6,416
5.255% due 11/25/2054 •	9,803	9,747
5.300% due 11/01/2030	12,480	13,044
5.402% due 07/25/2055 •	1,400	1,400
6.448% due 02/01/2034 •	4	4
6.534% due 10/01/2035 •	27	27
6.675% due 02/01/2035 •	9	9
6.692% due 08/01/2035 •	57	58
6.703% due 07/01/2035 •	6	6
6.797% due 03/01/2036 •	30	30
7.037% due 11/01/2034 •	17	17
7.175% due 10/01/2035 •	13	13
Freddie Mac
2.862% due 07/25/2054 ~	9,500	8,914
4.000% due 01/01/2048	36	34
4.818% due 11/15/2043 •	547	545
5.245% due 11/25/2054 •	11,892	11,867
5.404% due 07/25/2055 •	1,600	1,600
5.505% due 02/25/2055 •	2,762	2,770
5.599% due 10/25/2044 •	14	12

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

5.799% due 07/25/2044 •		58	56
7.044% due 09/01/2035 •		6	6
Ginnie Mae
3.500% due 02/15/2045 - 03/15/2045		1,347	1,257
4.966% due 08/20/2062 •		141	141
Ginnie Mae, TBA
4.000% due 07/01/2055 - 08/01/2055		62,480	58,093
5.000% due 07/01/2055 - 08/01/2055		47,660	46,813
U.S. International Development Finance Corp. 4.140% due 05/15/2030		486	485
Uniform Mortgage-Backed Security
3.000% due 12/01/2026 - 12/01/2032		5,221	5,053
3.500% due 04/01/2048		1,432	1,315
4.000% due 10/01/2030		19	19
4.500% due 02/01/2051 - 09/01/2053		6,292	6,035
5.000% due 02/01/2053 - 12/01/2053		23,699	23,310
5.500% due 09/01/2027		1	1
Uniform Mortgage-Backed Security, TBA
3.000% due 08/01/2055		58,000	50,183
4.000% due 08/01/2055		164,940	153,356
4.500% due 08/01/2055		130,520	124,802
5.000% due 08/01/2055		100,925	98,857
5.500% due 08/01/2055		79,715	79,644
6.000% due 08/01/2055		303,850	308,500
6.500% due 08/01/2055		523,910	540,209

Total U.S. Government Agencies (Cost $1,612,740)			1,627,722

U.S. TREASURY OBLIGATIONS 5.4%
U.S. Treasury Bonds
3.000% due 08/15/2048 (i)		874	647
4.625% due 05/15/2044 (i)		32,400	31,784
U.S. Treasury Inflation Protected Securities (d)
0.625% due 07/15/2032 (g)		10,378	9,684
0.625% due 02/15/2043 (g)		1,762	1,311
0.750% due 02/15/2045 (i)		2,861	2,090
1.000% due 02/15/2046 (g)(i)		7,552	5,727
1.000% due 02/15/2048 (i)		501	369
1.875% due 07/15/2034		71,250	71,346
2.125% due 04/15/2029 (g)(i)		31,837	32,701
U.S. Treasury Notes
3.000% due 10/31/2025 (g)(i)		15,086	15,023

Total U.S. Treasury Obligations (Cost $175,844)			170,682

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.1%
American Home Mortgage Assets Trust
4.624% due 05/25/2046 •		253	222
4.644% due 10/25/2046 •		138	70
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ		2,339	2,352
ATLX Trust 3.850% due 04/25/2064 þ		3,815	3,689
Avon Finance 5.139% due 12/28/2049 •	GBP	6,051	8,319
Banc of America Funding Trust
4.812% due 10/20/2036 •		$158	122
5.078% due 01/20/2047 ~		7	6
Bear Stearns ALT-A Trust
4.180% due 08/25/2036 ~		312	210
5.197% due 07/25/2035 ~		1,439	908
5.467% due 05/25/2035 ~		23	22
BINOM Securitization Trust
3.000% due 02/25/2061 ~		2,028	1,892
4.441% due 08/25/2057 ~		4,604	4,466
Chase Home Lending Mortgage Trust
3.250% due 03/25/2063 ~		5,124	4,617
3.250% due 09/25/2063 ~		4,497	4,033
3.250% due 03/25/2064 ~		4,153	3,699
5.555% due 05/25/2055 •		4,412	4,416
CIM Trust
4.750% due 06/25/2064 ~		2,837	2,815
5.500% due 08/25/2064 ~		7,967	8,045
Citigroup Mortgage Loan Trust
4.754% due 01/25/2037 •		2,492	2,175
4.783% due 09/25/2037 ~		1,303	1,202
5.655% due 07/25/2054 •		2,330	2,341
6.170% due 09/25/2062		7,008	7,006
COLT Mortgage Loan Trust 6.393% due 06/25/2069 þ		3,005	3,045
Countrywide Alternative Loan Trust
3.179% due 06/25/2037 ~		163	131
4.852% due 03/20/2046 •		360	332
4.852% due 07/20/2046 •		195	164

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

4.854% due 05/25/2036 •		520	486
4.984% due 05/25/2035 •		716	541
6.449% due 10/20/2035 •		131	94
Countrywide Home Loan Mortgage Pass-Through Trust
5.014% due 04/25/2035 •		30	29
5.074% due 03/25/2035 •		20	20
Credit Suisse First Boston Mortgage Securities Corp. 5.695% due 06/25/2033 ~		9	9
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.000% due 01/25/2060 ~		5,803	5,139
3.904% due 04/25/2062 ~		1,509	1,437
4.197% due 07/27/2061 ~		2,914	2,891
4.734% due 01/27/2037 •		647	432
Cross Mortgage Trust 6.093% due 04/25/2069 þ		2,338	2,356
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust 4.934% due 02/25/2035 •		125	123
DSLA Mortgage Loan Trust
4.952% due 08/19/2045 •		100	89
5.274% due 07/19/2044 ~		7	7
First Horizon Alternative Mortgage Securities Trust 4.649% due 03/25/2035 ~		26	15
GCAT Trust 6.085% due 06/25/2059 þ		2,146	2,165
GreenPoint Mortgage Funding Trust 4.794% due 01/25/2037 •		3,847	3,522
GS Mortgage Securities Corp. Pass-Through Trust 4.889% due 12/26/2036 •		2,141	1,552
GSR Mortgage Loan Trust 5.293% due 09/25/2035 ~		10	9
HarborView Mortgage Loan Trust
4.652% due 07/19/2047 •		4,226	4,048
4.912% due 12/19/2036 •		3,752	3,543
HomeBanc Mortgage Trust 4.705% due 04/25/2037 ~		200	180
IndyMac IMSC Mortgage Loan Trust 4.584% due 03/25/2047 •		10,769	6,837
IndyMac INDX Mortgage Loan Trust
4.588% due 12/25/2034 ~		4	4
4.734% due 06/25/2037 •		147	52
4.854% due 05/25/2046 •		351	318
5.214% due 05/25/2034 •		2	2
JP Morgan Alternative Loan Trust 6.000% due 12/27/2036		1,751	860
JP Morgan Chase Commercial Mortgage Securities Trust 5.809% due 12/15/2031 •		910	906
JP Morgan Mortgage Trust
5.875% due 02/25/2035 ~		4	4
6.000% due 01/25/2036		250	113
Lehman XS Trust 4.834% due 09/25/2046 •		4,811	4,520
Lugo Funding DAC 3.049% due 05/26/2066 •	EUR	7,694	9,082
MASTR Adjustable Rate Mortgages Trust 5.199% due 12/25/2046 •		$5,077	4,137
Merrill Lynch Alternative Note Asset Trust 4.814% due 07/25/2047 •		1,918	1,698
Merrion Square Residential DAC 2.999% due 03/24/2081 •	EUR	8,933	10,536
MFA Trust
1.131% due 07/25/2060 ~		$3,423	3,119
4.400% due 03/25/2068 þ		3,130	3,110
Mill City Mortgage Loan Trust 2.750% due 08/25/2059 ~		1,100	1,065
Morgan Stanley Residential Mortgage Loan Trust 4.000% due 06/25/2064		934	904
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		2,416	2,321
6.864% due 10/25/2063		6,134	6,200
OBX Trust
3.677% due 04/25/2053 ~		4,695	4,690
5.949% due 02/25/2063 þ		3,037	3,043
6.030% due 01/25/2064 þ		3,114	3,143
6.113% due 03/25/2063 þ		2,158	2,165
6.233% due 05/25/2064 þ		2,032	2,055
6.567% due 06/25/2063 þ		2,367	2,386
PRET Trust 3.900% due 10/25/2063 ~		656	634
PRKCM Trust
6.333% due 03/25/2059 þ		2,205	2,224
6.431% due 05/25/2059 þ		2,616	2,645
PRPM LLC
4.000% due 11/25/2054 þ		1,775	1,724
4.200% due 12/25/2064 þ		2,166	2,120

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

4.500% due 02/25/2055 þ		2,819	2,783
RCKT Mortgage Trust 5.472% due 06/25/2055 «þ		6,600	6,632
Residential Accredit Loans, Inc. Trust
4.734% due 02/25/2047 •		5,439	4,898
4.754% due 01/25/2037 •		3,152	2,830
4.774% due 01/25/2037 •		1,866	1,647
4.804% due 12/25/2036 •		50	43
5.000% due 09/25/2036		107	81
6.000% due 03/25/2037		1,196	1,025
6.104% due 11/25/2037 ~		3,700	3,105
6.970% due 09/25/2034 ~		1,051	1,066
Residential Asset Securitization Trust
4.784% due 10/25/2048		3	3
5.500% due 09/25/2035		2,581	1,182
Sequoia Mortgage Trust 4.466% due 11/25/2063 ~		6,337	6,406
Stratton Mortgage Funding PLC 5.389% due 06/20/2060 •	GBP	1,706	2,347
Structured Adjustable Rate Mortgage Loan Trust 5.799% due 01/25/2035 •		$40	36
Structured Asset Mortgage Investments Trust
4.554% due 08/25/2036 •		3,761	3,316
4.814% due 07/25/2046 •		1,335	1,083
4.874% due 05/25/2036 •		55	45
4.874% due 05/25/2046 •		315	111
4.932% due 07/19/2035 •		16	16
4.994% due 02/25/2036 •		73	61
6.226% due 02/25/2036 •		306	261
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 6.554% due 06/25/2033 ~		2	2
Taurus U.K. DAC 5.087% due 05/17/2031 •	GBP	695	952
Towd Point Mortgage Funding 5.223% due 07/20/2053 •		5,099	7,015
Towd Point Mortgage Trust 5.434% due 10/25/2059 •		$997	1,006
Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	2,393	3,293
Verus Securitization Trust
5.218% due 09/25/2069 ~		$1,774	1,775
5.811% due 05/25/2068		922	923
6.116% due 03/25/2069		6,512	6,576
6.192% due 06/25/2069 þ		3,057	3,089
6.218% due 06/25/2069 þ		1,236	1,250
6.665% due 09/25/2068 þ		3,522	3,565
WaMu Mortgage Pass-Through Certificates Trust
5.014% due 10/25/2045 •		236	237
5.014% due 12/25/2045 •		4,967	4,546
5.054% due 01/25/2045 •		9	9
5.074% due 01/25/2045 •		15	14
5.399% due 02/25/2046 •		3,220	2,943
Washington Mutual Mortgage Pass-Through Certificates Trust
5.229% due 11/25/2046 •		1,660	1,396
5.249% due 10/25/2046 •		2,644	2,284

Total Non-Agency Mortgage-Backed Securities (Cost $254,224)			257,455

ASSET-BACKED SECURITIES 24.6%
AUTOMOBILE ABS OTHER 0.1%
Carvana Auto Receivables Trust 5.050% due 05/12/2031		4,363	4,397
Westlake Automobile Receivables Trust 4.873% due 03/15/2027 •		141	141

			4,538

AUTOMOBILE SEQUENTIAL 4.8%
AmeriCredit Automobile Receivables Trust
5.750% due 02/18/2028		1,867	1,872
6.190% due 04/19/2027		1,109	1,111
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028		4,300	4,422
6.120% due 04/20/2027		10,800	10,888
Bayview Opportunity Master Fund Trust
5.660% due 03/15/2028		1,100	1,104
5.670% due 04/15/2027		313	313
BofA Auto Trust 5.350% due 11/15/2028		500	505
Bridgecrest Lending Auto Securitization Trust 5.530% due 01/18/2028		279	279
CarMax Auto Owner Trust
3.490% due 02/16/2027		424	423

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

4.890% due 07/16/2029	9,600	9,705
5.210% due 09/15/2027	6,978	6,997
5.300% due 03/15/2027	2,201	2,204
Carvana Auto Receivables Trust
5.380% due 03/12/2029	2,120	2,147
5.420% due 04/10/2028	3,254	3,264
5.760% due 04/12/2027	103	103
5.770% due 04/12/2027	17	17
5.980% due 12/10/2027	1,079	1,084
6.410% due 09/10/2027	469	469
Chase Auto Owner Trust 5.480% due 04/26/2027	1,276	1,278
Citizens Auto Receivables Trust
5.110% due 04/17/2028	1,300	1,307
5.430% due 10/15/2026	311	312
5.540% due 11/16/2026	2,042	2,045
CPS Auto Receivables Trust 5.710% due 09/15/2027	203	204
DT Auto Owner Trust 6.290% due 08/16/2027	230	230
Exeter Automobile Receivables Trust
5.310% due 08/16/2027	274	274
5.650% due 12/15/2027	2,100	2,105
5.820% due 02/15/2027	54	54
First Help Financial Issuer Trust 4.940% due 11/15/2030	1,769	1,775
First Help Financial Trust
4.430% due 01/18/2028	218	218
6.570% due 06/15/2028	1,837	1,853
Ford Credit Auto Lease Trust 5.240% due 07/15/2026	191	191
Foursight Capital Automobile Receivables Trust 5.990% due 05/15/2028	1,443	1,450
GLS Auto Receivables Issuer Trust 5.770% due 06/15/2027	292	292
GLS Auto Select Receivables Trust
5.240% due 03/15/2030	327	329
5.960% due 10/16/2028	3,030	3,059
6.270% due 08/16/2027	559	560
GM Financial Consumer Automobile Receivables Trust
4.850% due 12/18/2028	3,600	3,619
5.120% due 02/16/2027	1,223	1,224
Harley-Davidson Motorcycle Trust 5.650% due 02/16/2027	440	441
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	12,400	12,604
5.490% due 06/25/2027	1,500	1,508
Hyundai Auto Receivables Trust
4.990% due 02/15/2029	4,700	4,744
5.290% due 04/15/2027	1,676	1,679
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032	495	497
Nissan Auto Lease Trust
4.920% due 11/15/2027	13,800	13,954
5.050% due 06/15/2027	11,026	11,061
Prestige Auto Receivables Trust 5.690% due 05/17/2027	623	624
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	528	516
5.320% due 09/25/2030	472	473
5.380% due 11/25/2030	552	552
Santander Drive Auto Receivables Trust
5.250% due 04/17/2028	416	417
5.630% due 01/16/2029	5,500	5,529
5.930% due 07/17/2028	2,264	2,276
SBNA Auto Lease Trust
5.670% due 11/20/2026	629	629
6.520% due 04/20/2028	1,500	1,521
SFS Auto Receivables Securitization Trust
4.950% due 05/21/2029	500	502
5.350% due 06/21/2027	208	208
5.710% due 10/20/2027	716	717
Toyota Auto Receivables Owner Trust
4.880% due 03/15/2029	11,550	11,665
5.160% due 05/17/2027	1,944	1,948
Tricolor Auto Securitization Trust 6.610% due 10/15/2027	471	473
Veros Auto Receivables Trust 7.120% due 11/15/2028	389	389
Volkswagen Auto Lease Trust 5.400% due 12/21/2026	6,743	6,760
Westlake Automobile Receivables Trust
5.440% due 05/17/2027	900	902
5.620% due 03/15/2027	295	296

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

6.230% due 01/15/2027	1,391	1,393

		153,564

CMBS OTHER 1.2%
AREIT Trust
6.556% due 06/17/2039 •	6,933	6,938
7.108% due 06/17/2039 •	7,461	7,469
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	119	117
KREF Ltd. 5.768% due 02/17/2039 •	1,997	2,001
LoanCore Issuer Ltd. 5.853% due 01/17/2037 •	818	820
M360 Ltd. 6.686% due 11/22/2038 •	3,100	3,049
MF1 LLC 6.055% due 03/19/2039 •	1,000	1,004
MF1 Ltd. 6.068% due 02/19/2037 •	7,000	6,987
Starwood Commercial Mortgage Trust 6.104% due 11/15/2038 •	10,800	10,740

		39,125

CREDIT CARD BULLET 1.9%
American Express Credit Account Master Trust
4.650% due 07/15/2029	13,600	13,768
4.870% due 05/15/2028	5,200	5,228
Bank of America Credit Card Trust
4.790% due 05/15/2028	5,400	5,425
4.980% due 11/15/2028	11,000	11,121
Master Credit Card Trust 5.153% due 01/21/2027 •	10,300	10,296
Synchrony Card Funding LLC 4.930% due 07/15/2030	12,900	13,098

		58,936

CREDIT CARD OTHER 0.4%
Chase Issuance Trust 4.720% due 01/15/2031	11,100	11,311

HOME EQUITY OTHER 6.4%
Aames Mortgage Investment Trust 6.459% due 01/25/2035 •	577	563
ACE Securities Corp. Home Equity Loan Trust
4.754% due 03/25/2037 •	3,481	1,479
4.914% due 12/25/2036 •	9,697	5,061
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 5.139% due 10/25/2035 •	6,187	5,911
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.454% due 10/25/2034 •	65	65
5.559% due 11/25/2034 •	2,887	2,793
Argent Mortgage Loan Trust 4.914% due 05/25/2035 •	1,666	1,493
Asset-Backed Securities Corp. Home Equity Loan Trust 5.529% due 02/25/2035 •	323	327
Bear Stearns Asset-Backed Securities Trust 5.109% due 08/25/2036 •	255	255
Countrywide Asset-Backed Certificates 4.714% due 03/25/2037 •	1,667	1,525
Countrywide Asset-Backed Certificates Trust
4.634% due 06/25/2047 •	1,928	1,704
4.684% due 06/25/2047 •	1,340	1,295
4.714% due 06/25/2035 •	2,487	2,263
4.794% due 11/25/2047 •	953	909
4.854% due 05/25/2047 •	2,945	2,602
4.874% due 09/25/2037 •	372	386
5.469% due 12/25/2035 •	4,948	4,903
Credit-Based Asset Servicing & Securitization LLC 2.841% due 01/25/2036	5,954	5,094
Fremont Home Loan Trust
4.704% due 10/25/2036 •	1,666	1,516
5.094% due 01/25/2036 •	146	141
GE-WMC Mortgage Securities Trust 4.514% due 08/25/2036 •	6	2
GSAA Trust 5.499% due 06/25/2035 •	1,127	1,119
GSAMP Trust
4.614% due 11/25/2035 •	44	3
4.914% due 03/25/2046 •	1,313	1,296
4.934% due 05/25/2046 •	8,078	7,757

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

6.234% due 06/25/2035 •	5,806	5,667
Home Equity Loan Trust 4.774% due 04/25/2037 •	10,740	9,481
HSI Asset Securitization Corp. Trust
4.574% due 12/25/2036 •	7,619	6,589
4.634% due 07/25/2036 •	3,617	1,563
4.899% due 03/25/2036 •	11,493	10,301
JP Morgan Mortgage Acquisition Trust
4.219% due 07/25/2036 •	7,512	7,160
4.839% due 05/25/2036 •	712	709
Long Beach Mortgage Loan Trust
4.774% due 12/25/2036 •	8,525	2,935
4.954% due 08/25/2045 •	570	561
5.349% due 08/25/2035 •	1,800	1,632
MASTR Asset-Backed Securities Trust
4.654% due 11/25/2036 •	16,083	4,806
5.184% due 10/25/2035 •	7,113	6,797
Merrill Lynch Mortgage Investors Trust
4.654% due 07/25/2037 •	11,806	4,543
4.654% due 08/25/2037 •	4,290	2,102
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 10/25/2036 •	587	521
4.564% due 02/25/2037 •	2,328	2,059
4.754% due 09/25/2036 •	831	358
5.004% due 12/25/2035 •	3,684	3,203
5.139% due 12/25/2034 •	629	616
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.929% due 03/25/2036 •	3,840	3,589
NovaStar Mortgage Funding Trust 5.514% due 06/25/2035 •	43	43
Option One Mortgage Loan Trust 4.974% due 01/25/2036 •	7,207	6,791
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.484% due 10/25/2034 •	498	492
6.234% due 09/25/2034 •	3,625	3,499
6.234% due 12/25/2034 •	564	557
6.609% due 09/25/2034 •	15,000	13,733
RCKT Mortgage Trust
6.025% due 02/25/2044 ~	681	686
6.147% due 06/25/2044 þ	1,775	1,792
Renaissance Home Equity Loan Trust 5.612% due 04/25/2037	12,593	2,923
Residential Asset Mortgage Products Trust
4.874% due 12/25/2035 •	447	404
5.124% due 10/25/2035 •	421	420
Residential Asset Securities Corp. Trust
4.704% due 08/25/2036 •	8,483	8,387
5.139% due 11/25/2035 •	3,634	3,544
Securitized Asset-Backed Receivables LLC Trust 4.914% due 07/25/2036 •	5,149	2,024
Soundview Home Loan Trust
4.794% due 02/25/2037 •	599	161
4.899% due 02/25/2036 •	3,301	3,110
5.034% due 01/25/2037 •	11,471	11,127
Structured Asset Investment Loan Trust
4.584% due 09/25/2036 •	96	96
4.694% due 07/25/2036 •	811	597
5.364% due 06/25/2035 •	6,581	6,357
5.384% due 08/25/2033 •	3,753	3,711
Structured Asset Securities Corp. Mortgage Loan Trust
4.594% due 03/25/2036 •	228	222
5.939% due 04/25/2035 •	7	7
Towd Point Mortgage Trust
6.125% due 02/25/2064 ~	1,364	1,377
6.290% due 05/25/2064 ~	3,560	3,596
WaMu Asset-Backed Certificates WaMu Trust 4.659% due 05/25/2037 •	2,818	2,646

		203,956

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust 4.694% due 03/25/2037 •	112	111
Structured Asset Securities Corp. Mortgage Loan Trust 4.774% due 12/25/2036 •	57	56

		167

WHOLE LOAN COLLATERAL 0.8%
Bear Stearns Asset-Backed Securities Trust 6.276% due 10/25/2036 ~	81	81
Citigroup Mortgage Loan Trust, Inc. 4.854% due 08/25/2036 •	8,646	8,543

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Lehman XS Trust 4.754% due 05/25/2036 •		1,833	1,586
PRET LLC
4.744% due 07/25/2051 þ		1,051	1,046
4.843% due 09/25/2051 þ		3,372	3,362
5.925% due 10/25/2054 þ		5,986	5,975
7.125% due 04/25/2054 þ		1,877	1,890
Securitized Asset-Backed Receivables LLC Trust
4.774% due 08/25/2036 •		565	184
5.094% due 08/25/2035 •		1,066	793
5.484% due 03/25/2035 •		1,075	1,071

			24,531

OTHER ABS 9.0%
37 Capital CLO Ltd.
5.536% due 10/15/2034 •		3,700	3,704
5.546% due 07/15/2034 •		1,500	1,502
ACHV ABS Trust 5.040% due 04/26/2032		866	865
AIMCO CLO 5.530% due 10/17/2034 •		4,900	4,907
AlbaCore Euro CLO DAC
3.269% due 07/15/2035 •	EUR	2,600	3,067
3.316% due 10/18/2034 •		8,400	9,877
Anchorage Credit Funding Ltd.
2.723% due 04/27/2039		$1,100	1,047
2.875% due 07/27/2039		800	752
3.000% due 01/21/2040		700	652
3.177% due 10/25/2038		1,200	1,151
3.619% due 04/25/2038		4,000	3,936
3.793% due 10/25/2037		1,638	1,607
4.300% due 07/25/2036		852	845
Ares CLO Ltd.
5.433% due 10/28/2034 •		5,300	5,306
5.600% due 04/17/2033 •		6,800	6,822
Ares European CLO DAC 3.086% due 04/20/2032 •	EUR	4,240	4,996
Atlas Senior Loan Fund Ltd. 5.499% due 10/23/2032 •		$5,542	5,550
Aurium CLO DAC 2.982% due 01/16/2031 •	EUR	8,714	10,252
Avoca Static CLO DAC 3.249% due 01/15/2035 •		2,590	3,051
Bain Capital Credit CLO Ltd. 5.491% due 07/16/2034 •		$5,200	5,196
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •		13,400	13,454
BNPP AM Euro CLO DAC 3.056% due 07/22/2032 •	EUR	5,993	7,039
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		$8,000	8,030
Carlyle Euro CLO DAC
0.000% due 08/15/2038 «•(a)	EUR	5,800	6,832
2.200% due 08/15/2032		2,000	2,249
2.979% due 01/15/2031 •		2,088	2,459
3.033% due 08/15/2032 •		3,369	3,952
CBAM Ltd. 5.561% due 04/17/2031 •		$1,818	1,822
College Avenue Student Loans LLC 2.320% due 07/26/2055		4,248	3,859
CRB Securitization Trust 6.960% due 10/20/2033		577	580
Crown Point CLO Ltd. 6.231% due 07/20/2034 •		2,150	2,155
CVC Cordatus Loan Fund DAC 3.391% due 10/23/2034 •	EUR	5,437	6,412
CVC Cordatus Opportunity Loan Fund-R DAC 3.683% due 08/15/2033 •		3,950	4,660
Diameter Capital CLO Ltd. 5.866% due 04/15/2037 •		$5,000	5,016
DLLAA LLC 5.930% due 07/20/2026		88	89
Gallatin CLO Ltd. 6.168% due 07/15/2031 •		3,100	3,107
Griffith Park CLO DAC 2.795% due 11/21/2031 •	EUR	3,010	3,538
Harvest CLO DAC 2.919% due 10/15/2031 •		1,141	1,344
Henley CLO DAC 3.148% due 04/25/2034 •		3,200	3,765
Home Partners of America Trust 1.901% due 12/17/2026		$806	776

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Invesco CLO Ltd. 5.638% due 07/15/2034 •		4,300	4,308
Invesco Euro CLO DAC 3.296% due 10/30/2038 •	EUR	3,850	4,527
Jamestown CLO Ltd. 5.552% due 07/25/2035 •		$7,200	7,211
KKR CLO Ltd.
5.471% due 07/18/2030 •		351	351
6.131% due 07/18/2030 •		4,300	4,313
LCM Ltd.
5.326% due 01/15/2034 •		4,000	3,987
5.549% due 07/20/2034 •		3,000	3,002
LendingPoint Pass-Through Trust 3.250% due 04/15/2028		318	314
Lendmark Funding Trust 1.900% due 11/20/2031		6,326	6,067
Madison Park Euro Funding DAC 2.898% due 10/25/2030 •	EUR	1,938	2,271
Mountain View CLO Ltd. 5.716% due 04/15/2034 •		$3,200	3,205
Nelnet Student Loan Trust
6.502% due 02/20/2041 •		605	618
6.640% due 02/20/2041		550	569
Ocean Trails CLO 5.546% due 07/15/2034 •		6,900	6,908
OZLM Ltd. 5.469% due 10/20/2031 •		3,192	3,197
Pagaya AI Debt Trust
6.319% due 08/15/2031		972	980
6.660% due 07/15/2031		154	155
8.491% due 06/16/2031		2,642	2,653
Palmer Square European Loan Funding DAC
3.843% due 08/15/2033 •	EUR	2,000	2,362
3.870% due 10/15/2034 •		3,000	3,542
4.033% due 05/15/2034 •		1,400	1,653
Progress Residential Trust 2.013% due 11/17/2040		$2,172	2,025
Rad CLO Ltd. 5.512% due 04/25/2032 •		2,310	2,313
Reach ABS Trust 6.300% due 02/18/2031		1,043	1,046
Sculptor European CLO DAC
3.055% due 01/14/2032 •	EUR	7,094	8,347
4.015% due 01/14/2032 •		1,300	1,533
SLM Private Education Loan Trust 9.176% due 10/15/2041 •		$4,310	4,520
SMB Private Education Loan Trust
5.060% due 03/16/2054		2,920	2,955
5.853% due 11/15/2052 •		878	888
6.154% due 05/16/2050 •		1,399	1,413
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		2,411	2,321
Symphony CLO Ltd. 5.449% due 04/18/2033 •		3,700	3,703
TCI-Symphony CLO Ltd. 6.053% due 10/13/2032 •		5,000	5,031
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		4,500	4,506
Theorem Funding Trust 7.580% due 04/15/2029		145	146
Tikehau CLO DAC 3.456% due 01/20/2037 •	EUR	4,200	4,948
Tralee CLO Ltd.
5.502% due 10/25/2032 •		$1,382	1,382
6.043% due 10/25/2032 •		2,100	2,103
Upstart Pass-Through Trust 4.300% due 05/20/2030		464	461
Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		294	292
Verdelite Static CLO Ltd.
5.399% due 07/20/2032 •		4,205	4,199
5.919% due 07/20/2032 •		6,600	6,571
Voya CLO Ltd. 5.469% due 07/20/2032 •		3,975	3,978
Wise CLO Ltd. 6.080% due 04/20/2038 •		3,120	3,129

			286,226

Total Asset-Backed Securities (Cost $785,834)			782,354

SOVEREIGN ISSUES 7.5%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (c)	BRL	13,600	2,502
0.000% due 10/01/2025 (c)		57,100	10,137

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

0.000% due 04/01/2026 (c)		288,700	47,866
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	5,700	4,366
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	48,200	2,263
Japan Government International Bond 2.400% due 03/20/2055	JPY	2,100,000	13,398
Mexican Bonos
8.000% due 11/07/2047	MXN	71,300	3,169
8.500% due 03/01/2029		62,800	3,342
Mexican Udibonos
2.750% due 11/27/2031 (d)		72,512	3,425
3.000% due 12/03/2026 (d)		123,262	6,434
4.000% due 11/30/2028 (d)		16,747	875
4.000% due 08/24/2034 (d)		325,497	16,139
Mexico Government International Bond
6.625% due 01/29/2038 (a)		$927	942
6.875% due 05/13/2037		2,000	2,091
7.375% due 05/13/2055		700	724
Peru Government International Bond
5.400% due 08/12/2034	PEN	54,200	14,484
6.150% due 08/12/2032		156,800	45,786
6.850% due 08/12/2035		22,900	6,676
6.950% due 08/12/2031		7,440	2,284
7.300% due 08/12/2033		17,800	5,483
7.600% due 08/12/2039		3,300	994
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	58,900	3,061
8.000% due 01/31/2030		96,700	5,371
8.250% due 03/31/2032		37,900	2,044
8.500% due 01/31/2037		51,900	2,552
9.000% due 01/31/2040		235,100	11,483
Saudi Government International Bond 5.625% due 01/13/2035		$15,600	16,284
Turkiye Government International Bond
47.469% due 09/06/2028 ~	TRY	106,900	2,578
49.053% due 05/20/2026 ~		1,000	25
49.053% due 08/19/2026 ~		800	20
49.053% due 05/17/2028 ~		103,000	2,509

Total Sovereign Issues (Cost $227,380)			239,307

SHORT-TERM INSTRUMENTS 51.1%
COMMERCIAL PAPER 4.8%
Alimentation Couche-Tard, Inc.
4.610% due 07/10/2025		$4,190	4,185
4.630% due 07/07/2025		5,640	5,635
4.640% due 07/29/2025		3,620	3,606
4.640% due 07/30/2025		4,460	4,443
Amrize Finance U.S. LLC
4.670% due 07/15/2025		9,500	9,482
4.670% due 07/16/2025		6,300	6,287
Canadian Natural Resources Ltd. 4.900% due 08/06/2025 (a)		15,710	15,633
CBRE Services, Inc. 4.690% due 07/10/2025		9,680	9,667
Crown Castle, Inc. 5.030% due 07/22/2025		19,830	19,769
CVS Health Corp.
4.920% due 07/14/2025		3,030	3,024
4.920% due 07/15/2025		12,600	12,574
HCA, Inc.
4.950% due 08/14/2025		1,780	1,769
4.950% due 08/15/2025		2,210	2,196
5.000% due 08/22/2025		15,880	15,765
Intel Corp. 4.590% due 07/01/2025		11,360	11,359
NextEra Energy Capital Holdings, Inc. 4.600% due 07/28/2025		12,540	12,495
RTX Corp. 4.630% due 07/16/2025		9,430	9,411
Volkswagen Group of America Finance LLC 4.670% due 07/02/2025		4,680	4,679

			151,979

REPURCHASE AGREEMENTS (e) 45.3%			1,437,200

U.S. TREASURY BILLS 1.0%
4.315% due 07/03/2025 - 10/21/2025 (b)(c)(g)(i)		32,627	32,445

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $1,621,642)		1,621,624

Total Investments in Securities (Cost $4,884,191)		4,908,367

	SHARES
INVESTMENTS IN AFFILIATES 12.0%
SHORT-TERM INSTRUMENTS 12.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.0%
PIMCO Short Asset Portfolio	13,753,285	134,727
PIMCO Short-Term Floating NAV Portfolio III	25,421,275	247,527

Total Short-Term Instruments (Cost $382,283)		382,254

Total Investments in Affiliates (Cost $382,283)		382,254

Total Investments 166.7% (Cost $5,266,474)		$5,290,621
Financial Derivative Instruments (f)(h) (0.6)%(Cost or Premiums, net $58,407)		(18,972)
Other Assets and Liabilities, net (66.1)%		(2,097,310)

Net Assets 100.0%		$3,174,339

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.400%	06/30/2025	07/01/2025	$29,200	U.S. Treasury Notes 3.750% due 06/30/2027	$(29,784)	$29,200	$29,204
SAL	4.440	07/01/2025	07/02/2025	665,900	U.S. Treasury Notes 3.250% due 06/30/2027	(679,619)	665,900	665,900
4.470	06/30/2025	07/01/2025	742,100	U.S. Treasury Bills 0.000% due 07/03/2025 - 10/21/2025	(757,232)	742,100	742,192

Total Repurchase Agreements	$(1,466,635)	$1,437,200	$1,437,296

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$116,000	$(103,775)	$(104,419)

Total Short Sales (3.3)%	$(103,775)	$(104,419)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(241) at a weighted average interest rate of (0.050%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	1	$153	$(1)	$0	$(1)
Euro-Buxl 30-Year Bond September Futures	09/2025	1	140	(3)	0	0
U.S. Treasury 2-Year Note September Futures	09/2025	807	167,875	609	44	0
U.S. Treasury 5-Year Note September Futures	09/2025	2,143	233,587	1,759	285	0
U.S. Treasury 10-Year Note September Futures	09/2025	376	42,159	209	117	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	1,189	135,862	2,753	576	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	113	13,461	572	152	0

$5,898	$1,174	$(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI EAFE Index September Futures	09/2025	215	$(28,828)	$(149)	$0	$(15)
U.S. Treasury Long-Term Bond September Futures	09/2025	888	(102,536)	(4,067)	0	(888)

$(4,216)	$0	$(903)

Total Futures Contracts	$1,682	$1,174	$(904)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%	$700	$4	$(1)	$3	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359	8,500	109	(28)	81	0	(1)
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	2,600	15	(3)	12	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	$2,100	24	4	28	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241	800	3	0	3	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290	600	4	0	4	0	0

$159	$(28)	$131	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$2,760	$(101)	$110	$9	$4	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	2,484	(92)	106	14	4	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	300	(26)	27	1	1	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	900	(43)	39	(4)	2	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	6	(2)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(15)	8	(7)	1	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	400	(14)	4	(10)	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	294	0	21	21	1	0
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	99	7	0	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	12,200	876	38	914	40	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	16,900	799	498	1,297	60	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	1,000	25	(16)	9	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	200	4	(2)	2	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	7	11	18	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	500	6	3	9	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	4,200	61	26	87	1	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	3,900	86	0	86	1	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	82,870	1,851	40	1,891	41	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	540,100	10,969	1,158	12,127	299	0

$14,385	$2,084	$16,469	$457	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	273,883	$(6,255)	$2,849	$(3,406)	$0	$(15)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	700	(4)	32	28	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	500	(2)	14	12	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	1,400	(4)	(7)	(11)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	$142,000	(339)	198	(141)	0	(18)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.650	Annual	05/31/2028	19,700	0	(124)	(124)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,500	0	(16)	(16)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	14,720	0	(110)	(110)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	500	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	56,000	757	(509)	248	0	(44)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	49,600	450	(1,097)	(647)	0	(61)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	85,820	347	(1,270)	(923)	0	(125)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	4,500	(9)	(67)	(76)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	107,950	5,054	(2,678)	2,376	0	(160)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	41,600	1,087	(268)	819	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	44,910	418	(310)	108	0	(83)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	36,200	105	(502)	(397)	0	(85)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	26,500	3,096	(155)	2,941	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	109,900	7,184	(2,658)	4,526	0	(332)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	11,600	870	(715)	155	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	430	(2)	(4)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	22,540	199	(381)	(182)	0	(82)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	400	(2)	7	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	1,100	(4)	29	25	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	550	(3)	27	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	1,000	(5)	47	42	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	760	(3)	33	30	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	2,800	(11)	47	36	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	2,100	(8)	36	28	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	2,700	(12)	31	19	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	1,300	(6)	22	16	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	200	(1)	4	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	136,100	(856)	455	(401)	0	(527)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	900	(3)	27	24	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	2,000	(6)	45	39	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	2,000	(5)	28	23	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	1,000	(3)	15	12	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	1,300	(4)	25	21	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	2,100	(6)	40	34	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	2,000	(5)	38	33	8	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	2,600	(7)	46	39	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	800	(2)	20	18	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	2,500	(7)	73	66	10	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	1,400	(4)	48	44	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	1,200	(3)	44	41	5	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	2,000	(5)	71	66	8	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	800	(3)	(18)	(21)	0	(3)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		1,100	(4)	(14)	(18)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		2,300	(8)	(33)	(41)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		1,000	(4)	(11)	(15)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		2,600	(9)	(30)	(39)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		2,200	(7)	(31)	(38)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		2,200	(7)	(32)	(39)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		3,200	(9)	(67)	(76)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		3,700	(11)	(62)	(73)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,600	(8)	(34)	(42)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		3,700	(18)	37	19	14	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		39,940	1,262	465	1,727	0	(276)
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		23,200	0	444	444	183	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		24,140	0	491	491	191	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		29,010	3,456	2,430	5,886	0	(197)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		101,900	3,155	4,939	8,094	0	(814)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	13,500	0	(7)	(7)	1	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		154,700	2	(83)	(81)	15	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		26,800	0	(6)	(6)	5	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		94,500	(1)	146	145	138	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		7,500	0	13	13	11	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		207,100	39	216	255	187	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	70,800	1,426	254	1,680	0	(132)
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	1,900	(4)	(11)	(15)	2	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		1,100	(2)	(4)	(6)	1	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		600	(2)	(15)	(17)	1	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		1,500	(4)	(23)	(27)	3	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		1,200	(3)	7	4	2	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		1,100	(3)	(3)	(6)	0	(2)
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		1,400	(5)	16	11	3	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		1,300	(5)	14	9	3	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		1,400	(5)	10	5	3	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		1,400	(6)	13	7	3	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		1,500	(5)	26	21	3	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	51,100	(218)	1,580	1,362	0	(58)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	53,700	0	(34)	(34)	12	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	2,100	(3)	0	(3)	2	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		7,960	(76)	62	(14)	0	(9)
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		1,100	(5)	(91)	(96)	2	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		1,300	(5)	(95)	(100)	2	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		400	(2)	(34)	(36)	1	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		500	(2)	(44)	(46)	1	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		800	(3)	(57)	(60)	2	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		900	(3)	(59)	(62)	2	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		1,200	(5)	(69)	(74)	2	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		20	0	(1)	(1)	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		1,000	(3)	(50)	(53)	2	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		900	(3)	(9)	(12)	2	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		1,300	(3)	(46)	(49)	0	(3)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		1,200	(3)	26	23	3	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		700	(2)	(10)	(12)	0	(1)
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		1,500	(4)	(15)	(19)	0	(3)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		1,200	(3)	6	3	0	(2)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		1,600	(4)	(7)	(11)	0	(3)
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		1,300	(3)	(14)	(17)	0	(3)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		86,000	(2,974)	(317)	(3,291)	0	(174)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		35,200	2,373	1,937	4,310	134	0
Receive	28-Day MXN-TIIE	9.390	Lunar	12/12/2025	MXN	38,600	0	(11)	(11)	0	0
Receive	28-Day MXN-TIIE	9.430	Lunar	12/25/2025		53,600	0	(19)	(19)	0	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029		7,200	0	2	2	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		66,300	0	(164)	(164)	0	(8)
Receive(5)	28-Day MXN-TIIE	9.430	Lunar	10/19/2034		53,600	0	(199)	(199)	0	(14)
Receive(5)	28-Day MXN-TIIE	9.390	Lunar	11/03/2034		38,600	0	(139)	(139)	0	(10)
Pay	28-Day MXN-TIIE	8.270	Lunar	03/07/2035		15,700	0	11	11	4	0
Receive	CPURNSA	2.505	Maturity	03/25/2030		$118,300	0	(178)	(178)	12	0
Receive	CPURNSA	2.515	Maturity	03/27/2030		58,400	0	(126)	(126)	6	0
Pay	CPURNSA	2.581	Maturity	05/16/2030		600	0	3	3	0	0
Pay	CPURNSA	2.594	Maturity	05/16/2030		21,300	0	124	124	0	0

							$20,237	$4,475	$24,712	$1,078	$(3,546)

Total Swap Agreements							$34,781	$6,531	$41,312	$1,535	$(3,547)

(g)	Securities with an aggregate market value of $32,888 and cash of $35,009 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2025		CNH	51,543		$7,154		$0		$(54)
		07/2025		EUR	87,519		99,441		0		(3,652)
		07/2025			$1,042,079		EUR	889,996	6,293		0
		07/2025			7,803		NZD	12,966	101		0
		08/2025		CNH	76,852		$10,692		0		(85)
		08/2025		EUR	889,996		1,044,363		0		(6,296)
		08/2025		NZD	12,966		7,812		0		(100)
BOA		07/2025		AUD	12,787		8,294		0		(122)
		07/2025		BRL	13,062		2,394		0		(11)
		07/2025		IDR	117,065,452		7,211		0		(8)
		07/2025		JPY	789,800		5,493		8		0
		07/2025		PEN	2,300		633		0		(16)
		07/2025			$2,292		BRL	13,062	112		0
		07/2025			4,487		CHF	3,668	136		0
		07/2025			9,445		IDR	153,500,850	14		0
		07/2025			11		ILS	40	0		0
		07/2025			5,788		KRW	7,890,615	48		0
		07/2025			2,440		SGD	3,124	17		0
		08/2025		CNH	24,547		$3,432		0		(10)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

	08/2025	SGD	3,117		2,440	0	(18)
	08/2025	TWD	1,243		38	0	(5)
BPS	07/2025	BRL	93,865		16,695	0	(581)
	07/2025	IDR	116,996,948		7,170	0	(39)
	07/2025	INR	1,777,513		20,690	0	(44)
	07/2025	JPY	226,200		1,571	1	0
	07/2025	KRW	41,695		31	0	0
	07/2025	SEK	4,610		479	0	(8)
	07/2025	THB	3,113		94	0	(2)
	07/2025	TRY	54,039		1,322	0	(13)
	07/2025	TWD	246,426		7,583	0	(901)
	07/2025		$17,025	BRL	93,865	251	0
	07/2025		4,780	IDR	78,004,061	29	0
	07/2025		9,910	KRW	13,445,763	32	0
	07/2025		380	THB	12,446	3	0
	07/2025		20,255	TWD	602,458	447	0
	08/2025	CNH	161,741		$22,531	0	(149)
	08/2025	CZK	5,156		232	0	(14)
	08/2025	JPY	451,884		3,146	0	(4)
	08/2025	SEK	955,697		100,675	0	(556)
	08/2025	TWD	816,743		25,267	0	(3,126)
	08/2025		$5,049	CNH	36,766	107	0
	08/2025		3,069	INR	266,741	37	0
	08/2025		8,333	TWD	269,033	1,019	0
	10/2025	BRL	36,900		$6,162	0	(475)
BRC	07/2025	AUD	360,023		232,024	0	(4,926)
	07/2025	EUR	986,714		1,120,970	0	(41,331)
	07/2025	GBP	2,174		2,940	0	(45)
	07/2025	ILS	32,248		9,552	0	(22)
	07/2025	KRW	95,559		70	0	(1)
	07/2025	NOK	4,560		448	0	(4)
	07/2025	PEN	7,874		2,133	0	(88)
	07/2025	TRY	252,044		6,164	0	(72)
	07/2025		$491,685	GBP	361,371	4,351	0
	07/2025		9,552	ILS	32,249	22	0
	07/2025		8,242	TRY	339,113	93	0
	08/2025	CHF	256,936		$323,516	0	(1,651)
	08/2025	CZK	50,878		2,288	0	(140)
	08/2025	GBP	361,371		491,751	0	(4,356)
	08/2025		$33	TRY	1,382	0	0
	12/2025		569		26,715	12	0
BSH	07/2025	BRL	92,712		$16,823	0	(241)
	07/2025	DKK	262,017		39,903	0	(1,465)
	07/2025	PEN	56,995		15,408	0	(671)
	07/2025		$16,989	BRL	92,712	75	0
	07/2025		644	PEN	2,298	5	0
	08/2025		16,823	BRL	93,420	239	0
	08/2025		5,015	PEN	17,751	0	(7)
	09/2025	PEN	2,304		$644	0	(5)
	11/2025		7,428		2,021	0	(66)
	11/2025		$2,649	PEN	9,792	105	0
	12/2025	PEN	17,814		$5,015	8	0
CBK	07/2025	CAD	23		17	0	0
	07/2025	CHF	2,530		3,109	0	(80)
	07/2025	DKK	23,434		3,597	0	(103)
	07/2025	JPY	5,369,700		37,712	424	0
	07/2025	KRW	39,068,409		28,482	1	(416)
	07/2025	NOK	8,700		862	0	(1)
	07/2025	PEN	5,280		1,435	0	(55)
	07/2025	SEK	23,320		2,456	0	(8)
	07/2025	SGD	2,645		2,061	0	(20)
	07/2025	THB	162,899		4,899	0	(117)
	07/2025	TWD	421,547		12,957	0	(1,557)
	07/2025		$8,389	AUD	12,844	64	0
	07/2025		1,941	IDR	31,615,363	8	0
	07/2025		413	KRW	557,059	0	(1)
	07/2025		20,320	PEN	72,547	159	0
	07/2025		10,588	SGD	13,598	107	0
	07/2025		29,775	TWD	884,834	690	0
	08/2025	CNH	16,410		$2,283	0	(18)
	08/2025	PEN	42,651		11,483	0	(545)
	08/2025	TWD	472,429		14,497	0	(1,926)
	08/2025		$31,859	CNH	228,670	207	0
	08/2025		22,979	INR	1,980,598	88	(9)
	08/2025		880	PEN	3,185	18	0
	09/2025	MXN	6,655		$347	0	(5)
	10/2025	PEN	72,397		20,216	0	(152)
	12/2025		3,875		1,047	0	(42)
DUB	07/2025	ILS	32,567		9,396	0	(272)
	07/2025	KRW	272,724		200	0	(2)
	07/2025	PEN	30,648		8,340	0	(312)
	07/2025		$32,525	DKK	207,132	178	0
	07/2025		189	IDR	3,078,255	1	0
	07/2025		212	SGD	273	3	0

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

	07/2025		432	TWD	12,835	10	0
	08/2025	CNH	7,546		$1,046	0	(12)
	08/2025	DKK	206,630		32,525	0	(178)
	08/2025		$6,947	CNH	50,472	130	0
	08/2025		10,651	INR	919,092	49	0
	09/2025	MXN	54,351		$2,819	0	(54)
	09/2025	PEN	3,088		871	1	0
FAR	07/2025	BRL	201,476		36,905	0	(178)
	07/2025	CNH	26,219		3,648	0	(18)
	07/2025	JPY	82,088,494		572,213	2,174	0
	07/2025	KRW	12,829,517		9,476	0	(10)
	07/2025	PEN	41,543		11,297	0	(430)
	07/2025	SGD	561		436	0	(5)
	07/2025		$235,346	AUD	359,966	1,566	0
	07/2025		35,239	BRL	201,476	1,844	0
	07/2025		44,238	DKK	281,527	210	0
	07/2025		343,579	JPY	50,011,395	3,710	0
	07/2025		9,476	KRW	12,825,035	10	0
	07/2025		3,189	PLN	11,762	73	0
	07/2025		2,180	SGD	2,783	9	0
	08/2025	AUD	359,966		$235,491	0	(1,570)
	08/2025	CNH	23,646		3,304	0	(11)
	08/2025	DKK	280,838		44,238	0	(210)
	08/2025	JPY	49,827,477		343,579	0	(3,712)
	08/2025	SGD	2,880		2,264	0	(7)
	08/2025		$5,090	INR	440,190	35	0
	09/2025	MXN	523,490		$26,885	0	(788)
	09/2025		$1,219	BRL	6,834	20	0
	09/2025		107	PEN	388	2	0
	11/2025	PEN	14,975		$4,091	0	(120)
GLM	07/2025	BRL	58,500		10,567	0	(201)
	07/2025	PEN	35,867		9,633	0	(485)
	07/2025	TWD	42,460		1,305	0	(157)
	07/2025		$10,624	BRL	58,500	144	0
	07/2025		459	IDR	7,484,896	2	0
	07/2025		762	SGD	971	2	0
	07/2025		41	TWD	1,337	5	0
	07/2025	ZAR	191,704		$10,599	0	(212)
	08/2025	SGD	969		762	0	(2)
	09/2025	PEN	9,543		2,604	0	(85)
	09/2025		$9,512	BRL	53,561	196	0
	10/2025	BRL	20,200		$3,334	0	(299)
	04/2026		58,500		9,927	0	(137)
JPM	07/2025		92,900		17,024	0	(75)
	07/2025	CHF	271		331	0	(11)
	07/2025	CNH	49,675		6,883	0	(64)
	07/2025	DKK	203,042		30,751	0	(1,307)
	07/2025	GBP	2,456		3,312	0	(59)
	07/2025	KRW	2,579,289		1,887	0	(21)
	07/2025	SGD	25,087		19,531	0	(200)
	07/2025	TWD	245,476		7,551	0	(900)
	07/2025		$16,785	BRL	92,900	314	0
	07/2025		33	KRW	44,541	0	0
	07/2025		7,037	PLN	26,087	198	0
	07/2025		1,598	SGD	2,046	11	0
	07/2025		1,776	TWD	52,727	39	0
	07/2025	ZAR	54,258		$3,036	0	(24)
	08/2025	CNH	71,035		9,877	0	(84)
	08/2025	EUR	187,546		220,356	0	(1,046)
	08/2025	SGD	2,041		1,598	0	(12)
	08/2025	TWD	424,585		12,994	0	(1,766)
	08/2025		$3,431	INR	297,501	32	0
	08/2025		5,605	TWD	183,732	782	0
	04/2026	BRL	230,200		$38,968	0	(634)
MBC	07/2025	CAD	53,403		38,882	0	(335)
	07/2025	CHF	257,620		313,499	0	(11,184)
	07/2025	CNH	23,814		3,305	0	(26)
	07/2025	EUR	5,777		6,669	0	(136)
	07/2025	GBP	8,829		11,956	0	(163)
	07/2025	HKD	456,117		58,313	125	0
	07/2025	JPY	4,105,202		28,557	60	(11)
	07/2025	NZD	12,966		7,734	0	(170)
	07/2025	SGD	60,268		46,978	0	(420)
	07/2025	THB	81,773		2,471	0	(47)
	07/2025	TWD	120,773		3,706	0	(452)
	07/2025		$38,952	CAD	53,439	291	0
	07/2025		2,841	EUR	2,467	65	0
	07/2025		493	IDR	8,020,544	1	0
	07/2025		931	PLN	3,485	36	0
	07/2025		42,159	SGD	54,521	720	0
	07/2025		63	TWD	1,877	1	0
	08/2025	CAD	34,450		$25,104	0	(238)
	08/2025	CNH	53,554		7,433	0	(76)
	08/2025	GBP	2,259		3,094	0	(7)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

08/2025	JPY	66,402	462	0	(1)
08/2025	SGD	54,395	42,159	0	(729)
08/2025	TWD	184,264	5,686	0	(720)
08/2025	$5,615	CNH	40,592	77	0
MYI	07/2025	BRL	165,000	$28,108	0	(2,261)
07/2025	HKD	308	39	0	0
07/2025	JPY	1,854,355	12,836	0	(41)
07/2025	NOK	19,153	1,884	0	(17)
07/2025	$30,236	BRL	165,000	134	0
07/2025	116,633	JPY	16,997,676	1,402	0
07/2025	19,179	NOK	193,457	15	0
07/2025	17	PLN	61	0	0
08/2025	CNH	24,101	$3,366	0	(13)
08/2025	JPY	16,935,190	116,633	0	(1,403)
08/2025	NOK	193,422	19,179	0	(15)
09/2025	$7,990	MXN	152,783	87	0
NGF	07/2025	5,496	IDR	89,584,816	28	0
RBC	07/2025	CHF	1,769	$2,157	0	(73)
RYL	08/2025	CNH	7,377	1,032	0	(3)
08/2025	$5,785	CNH	41,996	104	0
SCX	07/2025	ILS	495	$143	0	(4)
07/2025	PEN	23,132	6,393	0	(135)
07/2025	TWD	10,657	366	0	(1)
07/2025	$2,136	IDR	34,809,859	10	0
07/2025	5,583	JPY	798,236	4	(45)
07/2025	8,419	SGD	10,859	121	0
07/2025	3,330	THB	108,156	0	0
07/2025	10,150	TWD	296,024	42	0
08/2025	CNH	60,446	$8,408	0	(68)
08/2025	JPY	220,621	1,533	0	(4)
08/2025	SGD	10,834	8,419	0	(123)
08/2025	TWD	67,640	2,073	0	(278)
08/2025	$10,248	CNH	73,974	125	0
08/2025	26	DKK	167	0	0
08/2025	3,592	INR	308,381	0	(2)
SOG	07/2025	BRL	5,789	$1,047	0	(18)
07/2025	$1,061	BRL	5,789	5	0
07/2025	192,291	JPY	27,757,236	461	0
07/2025	956	KRW	1,299,670	5	0
07/2025	2,006	NOK	20,141	0	(8)
07/2025	121	PLN	454	5	0
08/2025	JPY	27,655,379	$192,291	0	(463)
08/2025	NOK	20,138	2,006	8	0
08/2025	$21	INR	1,777	0	0
SSB	07/2025	GBP	347,912	$471,079	0	(6,482)
11/2025	PEN	7,037	1,907	0	(72)
UAG	07/2025	ILS	39,771	11,084	0	(724)
07/2025	JPY	1,209,939	8,359	0	(43)
07/2025	NOK	181,178	17,841	0	(134)
07/2025	SEK	927,850	96,563	0	(1,509)
07/2025	THB	12,985	391	0	(9)
09/2025	$351	MXN	6,812	9	0
12/2025	TRY	26,715	$569	0	(12)

Total Forward Foreign Currency Contracts	$31,022	$(120,780)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	308,800	$1,486	$1,068
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	57,800	14	0
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	4,300	21	15

Total Purchased Options	$1,521	$1,083

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	3,600	$(5)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	8,600	(9)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	4,000	(4)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	3,900	(5)	(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,400	(3)	0

$(26)	$(2)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	4,900	$(161)	$(134)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	308,800	$(552)	$(182)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	308,800	(919)	(429)
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	4,300	(8)	(2)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	4,300	(13)	(6)

$(1,492)	$(619)

Total Written Options	$(1,679)	$(755)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.750%	Monthly	07/06/2026	—◆	$2,829	$0	$15	$15	$0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	1,453	0	9	9	0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490%	700	(6)	3	0	(3)

$(6)	$27	$24	$(3)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	15,554	$3,019	$357	$3,376	$0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	19,491	3,831	400	4,231	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	9,450	1,887	164	2,051	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	73,930	15,191	857	16,048	0
SAL	CMBX.NA.AAA.16 Index	0.500	Monthly	04/17/2065	$9,000	(138)	59	0	(79)

$23,790	$1,837	$25,706	$(79)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	NDDUEAFE Index	55,541	4.570% (FEDL01 plus a specified spread)	Monthly	07/23/2025	$536,151	$0	$(1,867)	$0	$(1,867)
CBK	Receive	NDDUEAFE Index	14,812	4.610% (FEDL01 plus a specified spread)	Monthly	09/24/2025	142,984	0	(502)	0	(502)
Receive	NDDUEAFE Index	1,780	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	17,183	0	(61)	0	(61)
Receive	NDDUEAFE Index	12,520	4.800% (FEDL01 plus a specified spread)	Monthly	11/19/2025	120,859	0	(442)	0	(442)
GST	Receive	NDDUEAFE Index	16,593	4.680% (FEDL01 plus a specified spread)	Monthly	11/03/2025	160,176	0	(571)	0	(571)
Receive	NDDUEAFE Index	6,216	4.700%	Monthly	06/10/2026	60,005	0	(138)	0	(138)
JPM	Receive	NDDUEAFE Index	16,555	4.650% (FEDL01 plus a specified spread)	Monthly	07/16/2025	159,809	0	(566)	0	(566)
Receive	NDDUEAFE Index	21,114	4.690% (FEDL01 plus a specified spread)	Monthly	11/05/2025	203,818	0	(729)	0	(729)

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

MEI	Receive	NDDUEAFE Index	9,192	4.610% (FEDL01 plus a specified spread)	Monthly	09/24/2025	88,733	0	(312)	0	(312)
MYI	Receive	NDDUEAFE Index	35,615	4.400%	Monthly	07/09/2025	343,800	0	(1,130)	0	(1,130)
	Receive	NDDUEAFE Index	41,678	4.840% (FEDL01 plus a specified spread)	Maturity	01/21/2026	336,921	0	55,210	55,210	0
	Receive	NDDUEAFE Index	10,363	4.680%	Monthly	05/20/2026	100,036	0	(487)	0	(487)
	Receive	NDDUEAFE Index	12,536	4.690%	Monthly	06/03/2026	121,013	0	(383)	0	(383)
SOG	Receive	NDDUEAFE Index	55,542	4.675% (FEDL01 plus a specified spread)	Monthly	01/21/2026	536,160	0	(1,910)	0	(1,910)
UAG	Receive	NDDUEAFE Index	5,891	4.630% (FEDL01 plus a specified spread)	Monthly	07/02/2025	55,641	0	1,034	1,034	0
	Receive	NDDUEAFE Index	12,520	4.650% (FEDL01 plus a specified spread)	Monthly	08/20/2025	120,859	0	(428)	0	(428)
	Receive	NDDUEAFE Index	2,485	4.590%	Monthly	11/05/2025	23,988	0	(82)	0	(82)
	Receive	NDDUEAFE Index	2,486	4.665%	Monthly	05/06/2026	23,998	0	(84)	0	(84)

								$0	$46,552	$56,244	$(9,692)

Total Swap Agreements								$23,784	$48,416	$81,974	$(9,774)

(i)

Securities with an aggregate market value of $62,190 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆						Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments						$0	$5,148	$3,432		$8,580
Corporate Bonds & Notes
Banking & Finance						4,300	120,371	678		125,349
Industrials						0	27,206	0		27,206
Utilities						0	43,128	0		43,128
Municipal Bonds & Notes
California						0	1,916	0		1,916
Illinois						0	2,942	0		2,942
Pennsylvania						0	102	0		102
U.S. Government Agencies						0	1,627,722	0		1,627,722
U.S. Treasury Obligations						0	170,682	0		170,682
Non-Agency Mortgage-Backed Securities						0	250,823	6,632		257,455
Asset-Backed Securities
Automobile ABS Other						0	4,538	0		4,538
Automobile Sequential						0	153,564	0		153,564
CMBS Other						0	39,125	0		39,125
Credit Card Bullet						0	58,936	0		58,936
Credit Card Other						0	11,311	0		11,311
Home Equity Other						0	203,956	0		203,956
Home Equity Sequential						0	167	0		167
Whole Loan Collateral						0	24,531	0		24,531
Other ABS						0	279,394	6,832		286,226
Sovereign Issues						0	239,307	0		239,307
Short-Term Instruments
Commercial Paper						0	151,979	0		151,979
Repurchase Agreements						0	1,437,200	0		1,437,200
U.S. Treasury Bills						0	32,445	0		32,445

Schedule of Investments PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged) (Cont.)	June 30, 2025 (Unaudited)

	$4,300	$4,886,493	$17,574	$4,908,367
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$382,254	$0	$0	$382,254

Total Investments	$386,554	$4,886,493	$17,574	$5,290,621

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(104,419)	$0	$(104,419)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	2,709	0	2,709
Over the counter	0	114,055	24	114,079

	$0	$116,764	$24	$116,788
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(16)	(4,435)	0	(4,451)
Over the counter	0	(131,309)	0	(131,309)

	$(16)	$(135,744)	$0	$(135,760)

Total Financial Derivative Instruments	$(16)	$(18,980)	$24	$(18,972)

Totals	$386,538	$4,763,094	$17,598	$5,167,230

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged)	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 122.0% ¤
CORPORATE BONDS & NOTES 6.2%
BANKING & FINANCE 4.1%
American Express Co. 5.284% due 07/26/2035 •		$500	$506
Ares Strategic Income Fund 5.450% due 09/09/2028		500	500
Bank of America Corp. 1.734% due 07/22/2027 •		300	292
Bank of Nova Scotia 5.450% due 08/01/2029		500	519
Barclays PLC
5.501% due 08/09/2028 •		200	204
7.437% due 11/02/2033 •		300	341
Citibank NA 4.838% due 08/06/2029		200	204
Extra Space Storage LP 5.400% due 06/15/2035		100	101
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		200	193
5.800% due 03/05/2027		200	202
5.800% due 03/08/2029		200	201
Host Hotels & Resorts LP 5.500% due 04/15/2035		100	99
HSBC Holdings PLC 5.887% due 08/14/2027 •		200	203
Jackson National Life Global Funding 5.600% due 04/10/2026		500	504
JPMorgan Chase & Co.
3.782% due 02/01/2028 •		400	397
5.040% due 01/23/2028 •		100	101
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(a)		200	200
5.594% due 07/10/2035 •		200	206
Morgan Stanley
1.512% due 07/20/2027 •		500	485
4.654% due 10/18/2030 •		100	100
Nomura Holdings, Inc. 5.783% due 07/03/2034		200	207
Prologis LP
4.200% due 02/15/2033	CAD	100	74
5.000% due 01/31/2035		$100	100
Sumitomo Mitsui Financial Group, Inc.
4.660% due 07/08/2031 •(a)		200	200
5.558% due 07/09/2034		200	207
UBS Group AG 4.751% due 05/12/2028 •		400	402
VICI Properties LP 4.750% due 02/15/2028		400	402

			7,150

INDUSTRIALS 1.0%
Bayer U.S. Finance LLC 6.500% due 11/21/2033		200	215
Boeing Co. 6.528% due 05/01/2034		200	217
Occidental Petroleum Corp. 5.550% due 10/01/2034		600	589
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030		300	295
T-Mobile USA, Inc.
3.875% due 04/15/2030		100	97
4.200% due 10/01/2029		200	199
United Airlines Pass-Through Trust 5.875% due 04/15/2029		79	81

			1,693

UTILITIES 1.1%
Edison International 6.250% due 03/15/2030		100	102
ONEOK, Inc. 5.050% due 11/01/2034		600	584

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Pacific Gas & Electric Co.
4.500% due 07/01/2040		100	83
5.700% due 03/01/2035		100	99
6.150% due 03/01/2055		100	94
6.700% due 04/01/2053		500	502
Southern California Edison Co.
4.875% due 02/01/2027		100	101
5.150% due 06/01/2029		400	404

			1,969

Total Corporate Bonds & Notes (Cost $10,704)			10,812

U.S. GOVERNMENT AGENCIES 48.9%
Fannie Mae
4.000% due 04/25/2042		447	435
4.202% due 10/01/2029 ~		900	904
4.300% due 12/01/2029		601	605
4.705% due 09/01/2031 ~		1,700	1,732
4.800% due 07/25/2037 •		1	1
4.820% due 09/25/2035 •		2	2
4.830% due 09/25/2035 •		3	3
5.140% due 06/01/2032		3,069	3,183
5.140% due 06/25/2037 •		6	6
5.300% due 11/01/2030		800	836
Freddie Mac
2.862% due 07/25/2054 ~		500	469
3.000% due 09/01/2032		403	392
4.000% due 07/15/2042		427	402
4.988% due 06/15/2041 •		27	27
5.000% due 03/01/2038		77	78
5.118% due 08/15/2037 •		6	6
5.128% due 10/15/2037 •		1	1
5.138% due 05/15/2037 - 09/15/2037 •		7	6
5.245% due 11/25/2054 •		661	659
5.405% due 11/25/2054 •		708	705
5.500% due 07/01/2028 - 07/01/2038		4	4
Ginnie Mae
3.500% due 01/15/2042 - 06/15/2045		176	165
4.370% due 11/20/2062 •		23	23
5.000% due 08/15/2038 - 05/15/2039		26	27
6.000% due 08/15/2037		13	14
Ginnie Mae, TBA
4.000% due 07/01/2055		3,420	3,180
4.500% due 07/01/2055		670	641
5.000% due 08/01/2055		2,350	2,307
U.S. Small Business Administration
4.430% due 05/01/2029		2	2
6.220% due 12/01/2028		1	1
Uniform Mortgage-Backed Security
3.000% due 01/01/2027		42	41
3.500% due 09/01/2047 - 08/01/2048		710	652
4.000% due 07/01/2025 - 08/01/2051		4,390	4,235
4.500% due 01/01/2035 - 12/01/2054		2,705	2,611
5.000% due 02/01/2053		273	269
5.500% due 01/01/2033 - 09/01/2041		258	263
6.000% due 07/01/2036 - 05/01/2041		84	88
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055		3,700	3,202
4.000% due 08/01/2055		5,310	4,937
4.500% due 08/01/2055		4,200	4,016
5.000% due 08/01/2055		4,900	4,800
5.500% due 08/01/2055		5,900	5,895
6.000% due 08/01/2055		17,600	17,869
6.500% due 08/01/2055		19,560	20,169

Total U.S. Government Agencies (Cost $85,153)			85,863

U.S. TREASURY OBLIGATIONS 6.3%
U.S. Treasury Bonds
3.875% due 05/15/2043 (g)(i)		2,100	1,876
4.125% due 08/15/2053		1,600	1,430
4.625% due 05/15/2044		2,000	1,962
U.S. Treasury Inflation Protected Securities (d)
1.875% due 07/15/2034		3,680	3,685
2.125% due 04/15/2029		2,074	2,131

Total U.S. Treasury Obligations (Cost $11,406)			11,084

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.0%
American Home Mortgage Assets Trust 4.624% due 10/25/2046 •		1,884	952
Avon Finance 5.139% due 12/28/2049 •	GBP	563	774
BCAP LLC Trust 5.172% due 03/27/2037 ~		$131	112

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Bear Stearns ALT-A Trust
4.506% due 11/25/2035 ~		873	797
4.754% due 02/25/2034 •		3	3
4.754% due 06/25/2046 •		195	177
4.774% due 04/25/2037 •		180	160
ChaseFlex Trust 5.034% due 07/25/2037 •		837	739
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.664% due 07/25/2036 •		62	58
Citigroup Mortgage Loan Trust
5.694% due 06/25/2036 ~		17	16
6.170% due 09/25/2062		847	847
Countrywide Alternative Loan Trust
4.668% due 03/25/2047 •		870	686
4.754% due 02/25/2047 •		6	6
4.784% due 05/25/2037 •		541	167
4.794% due 05/25/2047 •		39	36
4.914% due 08/25/2047 •		652	577
5.399% due 02/25/2036 •		4	4
6.000% due 12/25/2034		462	416
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 11/25/2034 ~		1	1
Deutsche Alt-A Securities Mortgage Loan Trust 4.734% due 03/25/2037 •		237	221
First Horizon Mortgage Pass-Through Trust 6.344% due 11/25/2037 ~		65	47
GSR Mortgage Loan Trust
6.000% due 03/25/2037		1	1
6.250% due 10/25/2036		66	61
6.562% due 09/25/2035 ~		1	1
IndyMac INDX Mortgage Loan Trust
4.834% due 11/25/2046 •		505	480
4.974% due 10/25/2036 •		136	53
JP Morgan Mortgage Trust
5.198% due 08/25/2034 ~		3	3
5.479% due 07/25/2035 ~		92	88
Luminent Mortgage Trust 4.834% due 10/25/2046 •		2,021	1,845
Merrill Lynch Mortgage Investors Trust 5.232% due 09/25/2035 ~		13	10
Morgan Stanley Mortgage Loan Trust 4.714% due 01/25/2036 •		237	126
New York Mortgage Trust Loan Trust 5.250% due 07/25/2062 þ		544	544
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.476% due 05/25/2035		2	1
PRKCM Trust 6.584% due 09/25/2058 þ		469	474
Residential Accredit Loans, Inc. Trust
4.774% due 01/25/2037 •		179	158
4.804% due 08/25/2036 •		59	54
5.759% due 09/25/2045 •		5	4
6.000% due 03/25/2037		551	472
Structured Adjustable Rate Mortgage Loan Trust 4.734% due 02/25/2037 •		96	95
Structured Asset Mortgage Investments Trust 4.694% due 03/25/2037 •		3	1
Taurus U.K. DAC 5.087% due 05/17/2031 •	GBP	298	408
Towd Point Mortgage Trust
2.750% due 06/25/2057 ~		$399	389
3.750% due 05/25/2058 ~		330	324
Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	403	554
Verus Securitization Trust 6.443% due 08/25/2068		$332	335
Wachovia Mortgage Loan Trust LLC 7.444% due 10/20/2035 ~		23	22
WaMu Mortgage Pass-Through Certificates Trust
3.496% due 01/25/2037 ~		39	33
4.926% due 08/25/2046 ~		252	232
5.319% due 09/25/2046 •		564	514
5.399% due 02/25/2046 •		12	11
5.599% due 11/25/2042 •		5	5

Total Non-Agency Mortgage-Backed Securities (Cost $14,157)			14,094

ASSET-BACKED SECURITIES 26.2%
AUTOMOBILE ABS OTHER 1.0%
Carvana Auto Receivables Trust 5.050% due 05/12/2031		500	504
Exeter Automobile Receivables Trust
4.480% due 04/16/2029		700	699

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

4.640% due 01/15/2030	600	601

		1,804

AUTOMOBILE SEQUENTIAL 3.0%
Avis Budget Rental Car Funding AESOP LLC
5.900% due 08/21/2028	400	411
6.120% due 04/20/2027	1,000	1,008
BMW Vehicle Owner Trust 5.470% due 02/25/2028	376	379
Citizens Auto Receivables Trust
5.110% due 04/17/2028	100	101
5.430% due 10/15/2026	31	31
GECU Auto Receivables Trust 5.950% due 03/15/2027	24	24
GLS Auto Select Receivables Trust 5.960% due 10/16/2028	300	303
Hertz Vehicle Financing LLC
5.440% due 01/25/2029	800	813
5.490% due 06/25/2027	600	603
Lendbuzz Securitization Trust 7.500% due 12/15/2028	796	813
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030	110	108
5.320% due 09/25/2030	147	148
5.380% due 11/25/2030	62	62
7.130% due 01/26/2032	235	235
Veros Auto Receivables Trust 7.120% due 11/15/2028	31	32
Westlake Automobile Receivables Trust 6.230% due 01/15/2027	123	123

		5,194

CMBS OTHER 3.3%
AREIT Trust
6.556% due 06/17/2039 •	1,238	1,239
7.108% due 06/17/2039 •	1,300	1,301
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	20	20
MF1 Ltd. 6.068% due 02/19/2037 •	1,300	1,297
Starwood Commercial Mortgage Trust 6.104% due 11/15/2038 •	2,000	1,989

		5,846

HOME EQUITY OTHER 9.9%
ACE Securities Corp. Home Equity Loan Trust
4.714% due 07/25/2036 •	287	216
8.934% due 08/25/2040 •	691	649
Argent Securities Trust
4.734% due 07/25/2036 •	431	388
4.754% due 05/25/2036 •	2,742	660
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 3.623% due 01/25/2034 •	308	293
Bear Stearns Asset-Backed Securities Trust 4.754% due 08/25/2036 •	75	72
Citigroup Mortgage Loan Trust 4.754% due 09/25/2036 •	824	629
Countrywide Asset-Backed Certificates Trust
4.406% due 01/25/2037 •	4,180	3,909
4.834% due 09/25/2047 •	290	271
4.914% due 03/25/2036 •	59	53
5.469% due 12/25/2035 •	770	763
5.499% due 07/25/2035 •	8	8
Ellington Loan Acquisition Trust 5.484% due 05/25/2037 •	269	264
GSAMP Trust
4.504% due 12/25/2036 •	4	2
4.894% due 01/25/2037 •	902	776
HSI Asset Securitization Corp. Trust 4.574% due 01/25/2037 •	421	319
MASTR Asset-Backed Securities Trust 4.534% due 01/25/2037 •	5	1
Merrill Lynch Mortgage Investors Trust
4.734% due 08/25/2037 •	1,006	493
4.954% due 02/25/2037 •	1,838	519
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 01/25/2037 •	1,880	866
4.649% due 03/25/2037 •	1,466	581
NovaStar Mortgage Funding Trust 4.934% due 09/25/2036 •	967	376
Option One Mortgage Loan Trust
4.654% due 04/25/2037 •	641	441
4.654% due 05/25/2037 •	378	228

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

4.974% due 01/25/2036 •		774	729
5.214% due 02/25/2035 •		499	476
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036		207	67
Securitized Asset-Backed Receivables LLC Trust 4.914% due 07/25/2036 •		289	114
SG Mortgage Securities Trust 4.794% due 02/25/2036 •		1,553	764
Soundview Home Loan Trust
4.514% due 06/25/2037 •		2	1
4.644% due 06/25/2037 •		441	291
4.654% due 02/25/2037 •		1,397	373
4.734% due 03/25/2037 •		79	76
Structured Asset Securities Corp. Mortgage Loan Trust 4.854% due 02/25/2037 •		211	208
WaMu Asset-Backed Certificates WaMu Trust 4.794% due 04/25/2037 •		3,945	1,446

			17,322

WHOLE LOAN COLLATERAL 0.1%
PRET LLC 4.744% due 07/25/2051 þ		254	253

OTHER ABS 8.9%
37 Capital CLO Ltd. 5.536% due 10/15/2034 •		500	500
AIMCO CLO 5.530% due 10/17/2034 •		500	501
AlbaCore Euro CLO DAC 3.316% due 10/18/2034 •	EUR	700	823
Anchorage Credit Funding Ltd. 3.000% due 01/21/2040		$300	280
Arcano Euro CLO DAC 0.000% due 07/25/2039 •(a)	EUR	600	707
Carlyle Euro CLO DAC
0.000% due 08/15/2038 «•(a)		600	707
3.033% due 08/15/2032 •		674	790
CRB Securitization Trust 6.960% due 10/20/2033		$102	102
CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •	EUR	336	396
3.391% due 10/23/2034 •		446	526
Gallatin CLO Ltd. 6.168% due 07/15/2031 •		$600	601
Guggenheim CLO Ltd. 5.406% due 01/15/2035 •		800	799
Invesco Euro CLO DAC 3.296% due 10/30/2038 •	EUR	500	588
Jamestown CLO Ltd. 5.552% due 07/25/2035 •		$500	501
KKR CLO Ltd.
5.918% due 04/15/2031 •		400	401
6.131% due 07/18/2030 •		800	802
Madison Park Funding Ltd. 5.522% due 10/22/2034 •		500	501
Navient Private Education Refi Loan Trust 1.330% due 04/15/2069		420	386
Pagaya AI Debt Grantor Trust
5.329% due 10/15/2032		500	501
5.331% due 01/15/2032		333	334
5.628% due 07/15/2032		500	503
Pagaya AI Debt Trust
5.373% due 01/17/2033		500	501
7.573% due 08/15/2031		307	311
Palmer Square European Loan Funding DAC 4.053% due 02/15/2035 •	EUR	500	589
Sculptor European CLO DAC 4.015% due 01/14/2032 •		500	590
Symphony CLO Ltd. 5.449% due 04/18/2033 •		$500	500
TCI-Symphony CLO Ltd. 6.053% due 10/13/2032 •		1,000	1,006
TCW CLO AMR Ltd. 5.624% due 08/16/2034 •		500	501
Theorem Funding Trust 6.060% due 12/15/2028		13	13
Tralee CLO Ltd. 6.043% due 10/25/2032 •		400	400

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Upstart Structured Pass-Through Trust 4.250% due 06/17/2030		44	44

			15,704

Total Asset-Backed Securities (Cost $49,161)			46,123

SOVEREIGN ISSUES 7.8%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (c)	BRL	500	92
0.000% due 10/01/2025 (c)		4,700	834
0.000% due 04/01/2026 (c)		14,800	2,454
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	2,900	136
Japan Government International Bond 2.400% due 03/20/2055	JPY	110,000	702
Mexican Bonos 8.500% due 03/01/2029	MXN	3,100	165
Mexican Udibonos
2.750% due 11/27/2031 (d)		3,740	177
3.000% due 12/03/2026 (d)		8,501	444
4.000% due 11/30/2028 (d)		1,870	98
4.000% due 08/24/2034 (d)		15,982	792
Mexico Government International Bond 5.850% due 07/02/2032 (a)		$200	203
Peru Government International Bond
5.400% due 08/12/2034	PEN	3,400	909
6.150% due 08/12/2032		9,600	2,803
6.850% due 08/12/2035		100	29
6.950% due 08/12/2031		881	270
7.300% due 08/12/2033		1,100	339
Republic of Poland Government International Bond 4.750% due 07/25/2029	PLN	2,000	554
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	4,700	244
8.000% due 01/31/2030		5,600	311
8.250% due 03/31/2032		2,500	135
8.500% due 01/31/2037		3,200	157
9.000% due 01/31/2040		14,000	684
Saudi Government International Bond 5.625% due 01/13/2035		$800	835
Turkiye Government International Bond
47.469% due 09/06/2028 ~	TRY	7,300	176
49.053% due 05/20/2026 ~		100	3
49.053% due 05/17/2028 ~		7,800	190

Total Sovereign Issues (Cost $13,012)			13,736

SHORT-TERM INSTRUMENTS 18.6%
COMMERCIAL PAPER 5.0%
Air Lease Corp. 4.820% due 07/02/2025 (a)		$880	880
Alimentation Couche-Tard, Inc. 4.670% due 07/08/2025		920	919
Bacardi-Martini BV 4.900% due 07/03/2025		890	889
Crown Castle, Inc. 5.030% due 07/22/2025		920	917
CVS Health Corp. 4.920% due 07/14/2025		850	848
Enbridge U.S., Inc. 4.600% due 07/11/2025		850	849
HCA, Inc. 5.000% due 08/22/2025		870	864
NextEra Energy Capital Holdings, Inc. 4.600% due 07/28/2025		930	927
RTX Corp. 4.630% due 07/16/2025		860	858
Volkswagen Group of America Finance LLC 4.670% due 07/02/2025		860	860

			8,811

REPURCHASE AGREEMENTS (e) 6.8%			12,000

U.S. TREASURY BILLS 6.8%
4.281% due 07/03/2025 (b)(c)		11,945	11,942

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $32,754)		32,753

Total Investments in Securities (Cost $216,347)		214,465

	SHARES
INVESTMENTS IN AFFILIATES 13.9%
SHORT-TERM INSTRUMENTS 13.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 13.9%
PIMCO Short-Term Floating NAV Portfolio III	2,500,495	24,347

Total Short-Term Instruments (Cost $24,342)		24,347

Total Investments in Affiliates (Cost $24,342)		24,347

Total Investments 135.9% (Cost $240,689)		$238,812
Financial Derivative Instruments (f)(h) 5.5%(Cost or Premiums, net $3,699)		9,718
Other Assets and Liabilities, net (41.4)%		(72,760)

Net Assets 100.0%		$175,770

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.410%	06/30/2025	07/01/2025	$12,000	U.S. Treasury Bills 0.000% due 10/07/2025	$(12,245)	$12,000	$12,001

Total Repurchase Agreements	$(12,245)	$12,000	$12,001

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (3.1)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$6,000	$(5,368)	$(5,401)

Total Short Sales (3.1)%	$(5,368)	$(5,401)

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	47	$9,777	$43	$2	$0
U.S. Treasury 5-Year Note September Futures	09/2025	82	8,938	52	11	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	20	2,285	58	10	0

$153	$23	$0

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Mini MSCI EAFE Index September Futures	09/2025	32	$(4,291)	$(22)	$0	$(2)
U.S. Treasury 10-Year Note September Futures	09/2025	7	(785)	(13)	0	(2)
U.S. Treasury Long-Term Bond September Futures	09/2025	1	(115)	(3)	0	(1)
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	14	(1,668)	(32)	0	(19)

$(70)	$0	$(24)

Total Futures Contracts	$83	$23	$(24)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(4)		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Bank of America Corp.	1.000%	Quarterly	12/20/2025	0.239%		$100	$1	$(1)	$0	$0	$0
Bank of America Corp.	1.000	Quarterly	12/20/2026	0.359		100	1	0	1	0	0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.238	EUR	200	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.291		100	0	3	3	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107		$400	5	0	5	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321		600	4	0	4	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	500	4	0	4	0	0

							$16	$2	$18	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-43 5-Year Index	(1.000)%	Quarterly		12/20/2029		$5,440	$(117)	$(7)	$(124)	$0	$(3)
CDX.IG-44 5-Year Index	(1.000)	Quarterly		06/20/2030		11,300	(172)	(82)	(254)	0	(6)

							$(289)	$(89)	$(378)	$0	$(9)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	14,873	$(320)	$135	$(185)	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	5	4	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035		100	0	(1)	(1)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$2,080	(24)	22	(2)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026		3,400	0	1	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028		800	(1)	(6)	(7)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		1,390	0	19	19	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		2,440	22	(54)	(32)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		2,200	6	(30)	(24)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		14,700	1,527	105	1,632	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033		6,100	399	(148)	251	0	(19)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033		1,100	82	(67)	15	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,830	6	(29)	(23)	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034		280	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034		300	(1)	(4)	(5)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		200	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		8,450	(53)	28	(25)	0	(33)
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		200	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035		100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(2)	(3)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,700	26	48	74	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		4,600	886	1,356	2,242	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		200	46	28	74	0	(1)
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		1,360	0	26	26	11	0
Pay(7)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		1,410	0	29	29	11	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,550	83	231	314	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		5,100	80	325	405	0	(41)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	700	0	0	0	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		7,800	0	(4)	(4)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,300	0	0	0	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		5,200	0	8	8	8	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		400	0	1	1	1	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		10,800	2	11	13	10	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	2,200	43	9	52	0	(4)
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	200	(1)	(1)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		100	0	(3)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		100	0	0	0	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		100	0	1	1	0	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		100	0	1	1	0	0
Receive	3-Month PLN-WIBOR	4.930	Annual	07/25/2029	PLN	2,000	0	(19)	(19)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	4,800	(21)	149	128	0	(6)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	3,200	0	(2)	(2)	1	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(6)	(7)	0	0
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		90	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		4,500	(192)	20	(172)	0	(9)
Receive(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,840	152	73	225	7	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	4,600	0	1	1	1	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029		7,400	0	(18)	(18)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030		$3,400	0	(5)	(5)	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		2,800	0	(7)	(7)	0	0
Receive	CPURNSA	2.452	Maturity	07/20/2052		1,000	0	12	12	0	(1)

							$2,733	$2,213	$4,946	$65	$(221)

Total Swap Agreements							$2,460	$2,126	$4,586	$65	$(230)

(g)	Securities with an aggregate market value of $548 and cash of $4,213 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Unsettled variation margin asset of $2 for closed futures is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2025		CNH	3,195		$443		$0		$(3)
		07/2025		EUR	449		517		0		(12)
		07/2025			$718		AUD	1,105	10		0
		07/2025			72		NZD	119	1		0
		08/2025		AUD	1,105		$718		0		(9)
		08/2025		CNH	4,191		583		0		(5)
		08/2025		NZD	119		72		0		(1)
		08/2025			$231		EUR	197	1		0
BOA		07/2025		AUD	80		$52		0		(1)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

	07/2025	EUR	722		821	0	(30)
	07/2025	IDR	6,857,390		422	0	0
	07/2025	JPY	32,700		227	0	0
	07/2025		$363	CHF	296	10	0
	07/2025		626	IDR	10,170,306	1	0
	07/2025		359	KRW	489,319	3	0
	07/2025		36	SGD	46	0	0
	07/2025	ZAR	978		$55	0	0
	08/2025	CNH	1,452		203	0	(1)
	08/2025	SGD	46		36	0	0
	08/2025	TWD	62		2	0	0
	10/2025		$165	PEN	609	7	0
BPS	07/2025	BRL	5,898		$1,050	0	(36)
	07/2025	EUR	433		498	0	(12)
	07/2025	IDR	6,853,378		420	0	(2)
	07/2025	INR	103,953		1,210	0	(3)
	07/2025	SEK	285		30	0	0
	07/2025	THB	178		5	0	0
	07/2025	TWD	13,266		408	0	(48)
	07/2025		$1,064	BRL	5,898	21	0
	07/2025		211	IDR	3,439,283	1	0
	07/2025		580	KRW	786,937	2	0
	07/2025		20	THB	655	0	0
	07/2025		1,184	TWD	35,224	26	0
	08/2025	CNH	8,627		$1,201	0	(9)
	08/2025	CZK	258		12	0	(1)
	08/2025	TWD	43,781		1,351	0	(171)
	08/2025		$232	CNH	1,689	5	0
	08/2025		181	INR	15,746	2	0
	08/2025		239	JPY	34,300	0	0
	08/2025		779	TWD	24,639	78	0
	10/2025	BRL	1,700		$284	0	(22)
BRC	07/2025	CAD	71		52	0	(1)
	07/2025	CHF	90		109	0	(4)
	07/2025	ILS	757		218	0	(7)
	07/2025	KRW	23,340		17	0	0
	07/2025	PLN	45		12	0	0
	07/2025	TRY	16,152		394	0	(4)
	07/2025		$133	EUR	116	4	0
	07/2025		1,306	GBP	960	12	0
	07/2025		108	ILS	364	0	0
	07/2025		416	TRY	17,108	5	0
	07/2025	ZAR	12,952		$717	0	(14)
	08/2025	CZK	2,550		115	0	(7)
	08/2025	GBP	960		1,306	0	(12)
	08/2025	TWD	4,504		152	0	(5)
	08/2025		$16	TRY	646	0	0
	09/2025		15	PEN	53	0	0
	12/2025		35	TRY	1,643	1	0
BSH	07/2025	BRL	3,593		$652	0	(9)
	07/2025	DKK	113		17	0	(1)
	07/2025		$658	BRL	3,593	3	0
	08/2025		652		3,620	9	0
	08/2025		370	PEN	1,309	0	(1)
	09/2025	PEN	3,549		$969	0	(31)
	09/2025		$9	PEN	33	0	0
	11/2025	PEN	690		$188	0	(7)
	12/2025		1,313		370	1	0
CBK	07/2025	BRL	6,368		1,167	0	(5)
	07/2025	CHF	82		101	0	(2)
	07/2025	EUR	521		599	0	(15)
	07/2025	GBP	124		168	0	(2)
	07/2025	KRW	2,195,540		1,600	0	(24)
	07/2025	THB	9,295		280	0	(7)
	07/2025	TWD	22,583		694	0	(83)
	07/2025		$491	AUD	752	4	0
	07/2025		1,090	BRL	6,368	82	0
	07/2025		106	IDR	1,727,867	1	0
	07/2025		24	KRW	32,603	0	0
	07/2025		7	PEN	25	0	0
	07/2025		635	SGD	815	6	0
	07/2025		1,650	TWD	49,046	38	0
	08/2025	CNH	1,535		$214	0	(1)
	08/2025	PEN	1,308		350	0	(18)
	08/2025	TWD	25,208		774	0	(103)
	08/2025		$1,623	CNH	11,631	8	0
	08/2025		1,356	INR	116,918	5	(1)
	08/2025		21	PEN	75	0	0
	09/2025	MXN	383		$20	0	0
	09/2025	PEN	4,552		1,239	0	(43)
DUB	07/2025	ILS	368		106	0	(3)
	07/2025	KRW	13,636		10	0	0
	07/2025	SGD	8		6	0	0
	07/2025		$13	DKK	85	0	0
	07/2025		2,110	EUR	1,819	33	0
	07/2025		11	IDR	181,066	0	0

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

	07/2025		12	TWD	352	0	0
	08/2025	DKK	85		$13	0	0
	08/2025	EUR	1,815		2,110	0	(32)
	08/2025		$378	CNH	2,748	7	0
	08/2025		629	INR	54,255	3	0
	09/2025	MXN	1,957		$102	0	(2)
	09/2025	PEN	1,140		312	0	(9)
FAR	07/2025	AUD	1,711		1,104	0	(22)
	07/2025	BRL	4,603		836	0	(11)
	07/2025	CHF	386		468	0	(18)
	07/2025	CNH	1,625		226	0	(1)
	07/2025	JPY	176,421		1,212	0	(13)
	07/2025	KRW	750,869		555	0	(1)
	07/2025	SGD	12		9	0	0
	07/2025		$805	BRL	4,603	42	0
	07/2025		326	CHF	261	3	0
	07/2025		18	DKK	116	0	0
	07/2025		2,802	JPY	402,010	0	(11)
	07/2025		555	KRW	750,606	1	0
	07/2025		110	PLN	404	3	0
	07/2025		29	SGD	37	0	0
	08/2025	CHF	260		$326	0	(3)
	08/2025	CNH	931		130	0	0
	08/2025	DKK	116		18	0	0
	08/2025	SGD	37		29	0	0
	08/2025		$300	INR	25,985	2	0
	08/2025		1,212	JPY	175,772	13	0
	09/2025	MXN	25,879		$1,329	0	(39)
	09/2025	PEN	237		64	0	(2)
	09/2025		$614	BRL	3,446	10	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	2,723		$742	0	(24)
GLM	07/2025	BRL	2,200		398	0	(7)
	07/2025	TWD	2,123		65	0	(8)
	07/2025		$400	BRL	2,200	5	0
	07/2025		25	IDR	409,070	0	0
	07/2025		11	SGD	14	0	0
	07/2025		12	TWD	391	2	0
	08/2025	SGD	14		$11	0	0
	09/2025	PEN	579		158	0	(5)
	09/2025		$326	BRL	1,834	7	0
	10/2025	BRL	3,000		$490	0	(50)
	04/2026		2,200		373	0	(5)
IND	07/2025		$30	SEK	285	0	0
	08/2025	SEK	285		$30	0	0
JPM	07/2025	BRL	4,110		753	0	(3)
	07/2025	CNH	3,079		427	0	(4)
	07/2025	DKK	88		13	0	(1)
	07/2025	KRW	119,419		87	0	(1)
	07/2025	NZD	119		71	0	(2)
	07/2025	PLN	484		129	0	(5)
	07/2025	SGD	534		416	0	(4)
	07/2025	TRY	2,290		56	0	(1)
	07/2025	TWD	13,227		407	0	(49)
	07/2025		$738	BRL	4,110	19	0
	07/2025		197	PLN	729	5	0
	07/2025		24	SGD	30	0	0
	07/2025		98	TWD	2,904	2	0
	07/2025	ZAR	3,672		$206	0	(2)
	08/2025	CNH	5,129		714	0	(6)
	08/2025	SGD	30		24	0	0
	08/2025	TWD	29,129		901	0	(111)
	08/2025		$203	INR	17,562	2	0
	08/2025		540	TWD	17,588	71	0
	04/2026	BRL	12,600		$2,134	0	(33)
MBC	07/2025	AUD	66		43	0	(1)
	07/2025	CAD	2,647		1,927	0	(17)
	07/2025	CNH	1,476		205	0	(2)
	07/2025	EUR	694		799	0	(19)
	07/2025	GBP	173		234	0	(3)
	07/2025	HKD	544		70	0	0
	07/2025	JPY	80,625		560	1	(1)
	07/2025	PLN	346		92	0	(4)
	07/2025	SGD	1,283		1,000	0	(9)
	07/2025	THB	4,666		141	0	(3)
	07/2025	TWD	6,505		200	0	(24)
	07/2025		$1,982	CAD	2,718	14	0
	07/2025		1,022	EUR	884	20	0
	07/2025		27	IDR	445,622	0	0
	07/2025		90	JPY	12,931	0	0
	07/2025		623	SGD	806	11	0
	07/2025		4	TWD	117	0	0
	08/2025	CAD	1,611		$1,174	0	(11)
	08/2025	CNH	1,480		205	0	(3)
	08/2025	SGD	804		623	0	(11)
	08/2025	TWD	12,496		387	0	(48)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

08/2025	$531	CNH	3,831	6	0
MYI	07/2025	BRL	6,300	$1,073	0	(86)
07/2025	JPY	59,326	407	0	(5)
07/2025	SGD	78	61	0	(1)
07/2025	$1,154	BRL	6,300	5	0
07/2025	352	JPY	50,581	0	(1)
07/2025	1	PLN	2	0	0
08/2025	CNH	949	$133	0	(1)
08/2025	$407	JPY	59,108	5	0
09/2025	436	MXN	8,334	5	0
NGF	07/2025	300	IDR	4,896,064	2	0
08/2025	10	TRY	427	0	0
RYL	07/2025	264	JPY	38,000	0	0
08/2025	CNH	1,133	$158	0	0
SCX	07/2025	ILS	6	2	0	0
07/2025	JPY	48,961	340	1	0
07/2025	PEN	1,404	377	0	(19)
07/2025	TWD	592	20	0	0
07/2025	$117	IDR	1,902,464	1	0
07/2025	124	SGD	161	2	0
07/2025	190	THB	6,171	0	0
07/2025	503	TWD	14,640	1	0
08/2025	CNH	3,217	$446	0	(5)
08/2025	SGD	160	125	0	(2)
08/2025	TWD	3,604	111	0	(15)
08/2025	$821	CNH	5,912	9	0
08/2025	212	INR	18,204	0	0
08/2025	5	JPY	659	0	0
SOG	07/2025	BRL	387	$70	0	(1)
07/2025	JPY	97,917	678	0	(2)
07/2025	$71	BRL	387	0	0
08/2025	INR	8,315	$97	0	0
08/2025	TWD	6,822	214	0	(23)
08/2025	$1	INR	105	0	0
08/2025	678	JPY	97,558	2	0
SSB	07/2025	GBP	663	$897	0	(12)
07/2025	$58	BRL	331	3	0
08/2025	TWD	1,591	$54	0	(1)
12/2025	PEN	523	142	0	(5)
UAG	07/2025	ILS	56	16	0	(1)
07/2025	JPY	7,336	51	0	0
07/2025	KRW	23,292	17	0	0
07/2025	THB	741	22	0	(1)
07/2025	$17	KRW	23,303	0	0
08/2025	CNH	418	$58	0	0
08/2025	$176	CNH	1,278	3	0
12/2025	TRY	1,643	$35	0	(1)

Total Forward Foreign Currency Contracts	$668	$(1,599)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	19,100	$92	$66

Total Purchased Options	$92	$66

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	100	$0	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	400	(1)	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	200	0	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	300	0	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	300	0	0

$(1)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	300	$(10)	$(8)

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	19,100	$(34)	$(11)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	19,100	(57)	(27)

$(91)	$(38)

Total Written Options	$(102)	$(46)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.490%	$100	$(1)	$1	$0	$0
JPM	Hochtief AG	5.000	Quarterly	12/20/2025	0.167	EUR	300	69	(61)	8	0

$68	$(60)	$8	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	492	$95	$12	$107	$0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	984	194	20	214	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	394	79	6	85	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,938	813	42	855	0

$1,181	$80	$1,261	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Receive	NDDUEAFE Index	1,344	4.660% (FEDL01 plus a specified spread)	Monthly	09/24/2025	$12,974	$0	$(46)	$0	$(46)
MYI	Receive	NDDUEAFE Index	1,881	4.690%	Monthly	06/03/2026	18,158	0	(58)	0	(58)
UAG	Receive	NDDUEAFE Index	2,544	4.630% (FEDL01 plus a specified spread)	Monthly	07/02/2025	24,028	0	443	443	0
Receive	NDDUEAFE Index	12,144	4.645% (FEDL01 plus a specified spread)	Maturity	10/01/2025	103,811	0	9,210	9,210	0
Receive	NDDUEAFE Index	375	4.590%	Monthly	11/05/2025	3,620	0	(12)	0	(12)
Receive	NDDUEAFE Index	373	4.665%	Monthly	05/06/2026	3,601	0	(13)	0	(13)

$0	$9,524	$9,653	$(129)

Total Swap Agreements	$1,249	$9,544	$10,922	$(129)

(i)

Securities with an aggregate market value of $13 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO StocksPLUS® International Fund (Unhedged) (Cont.)	June 30, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$200	$6,950	$0	$7,150
Industrials	0	1,693	0	1,693
Utilities	0	1,969	0	1,969
U.S. Government Agencies	0	85,863	0	85,863
U.S. Treasury Obligations	0	11,084	0	11,084
Non-Agency Mortgage-Backed Securities	0	14,094	0	14,094
Asset-Backed Securities
Automobile ABS Other	0	1,804	0	1,804
Automobile Sequential	0	5,194	0	5,194
CMBS Other	0	5,846	0	5,846
Home Equity Other	0	17,322	0	17,322
Whole Loan Collateral	0	253	0	253
Other ABS	0	14,997	707	15,704
Sovereign Issues	0	13,736	0	13,736
Short-Term Instruments
Commercial Paper	880	7,931	0	8,811
Repurchase Agreements	0	12,000	0	12,000
U.S. Treasury Bills	0	11,942	0	11,942

	$1,080	$212,678	$707	$214,465
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$24,347	$0	$0	$24,347

Total Investments	$25,427	$212,678	$707	$238,812

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(5,401)	$0	$(5,401)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	88	0	88
Over the counter	0	11,656	0	11,656

	$0	$11,744	$0	$11,744
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(2)	(252)	0	(254)
Over the counter	0	(1,774)	0	(1,774)

	$(2)	$(2,026)	$0	$(2,028)

Total Financial Derivative Instruments	$(2)	$9,718	$0	$9,716

Totals	$25,425	$216,995	$707	$243,127

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 179.5% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.1%
Altice France SA 9.756% (TSFR3M + 5.500%) due 08/15/2028 ~	$375	$341
Oi SA TBD% due 12/30/2050 «	211	2

Total Loan Participations and Assignments (Cost $564)		343

CORPORATE BONDS & NOTES 51.1%
BANKING & FINANCE 21.9%
Agree LP
2.000% due 06/15/2028	900	844
4.800% due 10/01/2032	1,800	1,781
AIA Group Ltd. 3.200% due 09/16/2040	900	693
Ally Financial, Inc. 6.848% due 01/03/2030 •	1,200	1,267
American Assets Trust LP 3.375% due 02/01/2031	1,100	986
American Tower Corp. 2.300% due 09/15/2031	2,800	2,431
Antares Holdings LP 3.750% due 07/15/2027	1,200	1,154
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	250	231
Aviation Capital Group LLC 4.875% due 10/01/2025	300	300
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027	646	614
5.500% due 01/15/2026	1,300	1,302
Banco Bilbao Vizcaya Argentaria SA 6.033% due 03/13/2035 •	1,800	1,878
Bank of America Corp.
2.299% due 07/21/2032 •	300	262
5.468% due 01/23/2035 •	1,700	1,747
Barclays PLC
5.690% due 03/12/2030 •	1,600	1,656
6.125% due 12/15/2025 •(f)(g)	1,700	1,703
6.692% due 09/13/2034 •	1,600	1,747
BNP Paribas SA
3.132% due 01/20/2033 •	1,300	1,158
4.500% due 02/25/2030 •(f)(g)	300	268
Brixmor Operating Partnership LP 4.125% due 05/15/2029	200	197
Cantor Fitzgerald LP 7.200% due 12/12/2028	1,600	1,699
Capital One NA 4.650% due 09/13/2028	1,000	1,005
Carlyle Holdings Finance LLC 5.625% due 03/30/2043	1,100	1,055
Commonwealth Bank of Australia 3.743% due 09/12/2039 (g)	1,300	1,060
COPT Defense Properties LP 2.900% due 12/01/2033	2,100	1,727
CoStar Group, Inc. 2.800% due 07/15/2030	600	543
Country Garden Holdings Co. Ltd. 2.700% due 07/12/2026 ^(b)	300	24
Cousins Properties LP 5.250% due 07/15/2030	500	510
Credit Suisse AG AT1 Claim	200	24
Crown Castle, Inc.
3.250% due 01/15/2051	600	392
4.000% due 11/15/2049	800	590
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	4,200	4,173
Deutsche Bank AG
3.729% due 01/14/2032 •	1,300	1,191
3.742% due 01/07/2033 •	3,600	3,242
Equitable Holdings, Inc. 4.572% due 02/15/2029	257	257
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030	600	597

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Ford Motor Credit Co. LLC
2.700% due 08/10/2026		1,200	1,169
3.375% due 11/13/2025		800	795
6.125% due 03/08/2034		600	584
GA Global Funding Trust
2.900% due 01/06/2032		1,100	962
5.500% due 01/08/2029		1,200	1,230
Global Atlantic Fin Co. 3.125% due 06/15/2031		2,750	2,444
GLP Capital LP 3.250% due 01/15/2032		3,500	3,083
Goldman Sachs Group, Inc. 5.727% due 04/25/2030 •		1,500	1,562
HAT Holdings LLC 3.375% due 06/15/2026		215	211
Healthcare Realty Holdings LP 3.500% due 08/01/2026		1,300	1,284
HSBC Holdings PLC
2.848% due 06/04/2031 •		1,600	1,463
4.041% due 03/13/2028 •		300	298
4.600% due 12/17/2030 •(f)(g)		1,700	1,553
5.402% due 08/11/2033 •		300	308
6.254% due 03/09/2034 •		1,600	1,713
ING Groep NV 5.550% due 03/19/2035 •		700	717
Intercontinental Exchange, Inc. 2.650% due 09/15/2040		3,200	2,309
Invitation Homes Operating Partnership LP 2.700% due 01/15/2034		3,300	2,729
JPMorgan Chase & Co. 5.350% due 06/01/2034 •		1,800	1,852
Lloyds Banking Group PLC 5.679% due 01/05/2035 •		2,500	2,567
LXP Industrial Trust 2.700% due 09/15/2030		500	448
Mitsubishi UFJ Financial Group, Inc. 2.048% due 07/17/2030		600	533
Mizuho Financial Group, Inc. 2.201% due 07/10/2031 •		1,400	1,247
Morgan Stanley
0.000% due 04/02/2032 þ(h)		8,600	5,970
5.173% due 01/16/2030 •		100	102
Nasdaq, Inc. 2.500% due 12/21/2040		1,100	763
National Health Investors, Inc. 3.000% due 02/01/2031		800	710
Nationwide Building Society 4.000% due 09/14/2026		1,130	1,121
Nationwide Financial Services, Inc. 3.900% due 11/30/2049		600	449
NatWest Group PLC
4.600% due 06/28/2031 •(f)(g)		200	176
5.076% due 01/27/2030 •		1,200	1,218
5.778% due 03/01/2035 •		1,800	1,870
Nomura Holdings, Inc.
2.999% due 01/22/2032		2,300	2,038
3.103% due 01/16/2030		500	467
Nykredit Realkredit AS 1.500% due 10/01/2052	DKK	6,812	854
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		$1,600	1,465
OneMain Finance Corp. 3.500% due 01/15/2027		2,300	2,253
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	873
Prologis LP 3.375% due 12/15/2027		300	295
Rexford Industrial Realty LP 2.125% due 12/01/2030		1,400	1,219
Sammons Financial Group, Inc. 3.350% due 04/16/2031		1,000	919
Santander U.K. Group Holdings PLC
1.532% due 08/21/2026 •		1,400	1,394
2.469% due 01/11/2028 •		1,400	1,356
Sirius Real Estate Ltd. 1.125% due 06/22/2026	EUR	1,100	1,272
Societe Generale SA 5.375% due 11/18/2030 •(f)(g)		$700	642
Standard Chartered PLC 3.603% due 01/12/2033 •		2,200	1,999
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027		1,100	1,050
Store Capital LLC 2.700% due 12/01/2031		2,800	2,377
Sumitomo Mitsui Financial Group, Inc. 5.424% due 07/09/2031		1,500	1,557

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

SURA Asset Management SA 4.375% due 04/11/2027		270	268
Synchrony Financial 2.875% due 10/28/2031 (i)		4,900	4,254
Teachers Insurance & Annuity Association of America 4.900% due 09/15/2044		1,100	990
Thames SSNM 9.750% due 10/10/2027 «	GBP	46	59
UBS Group AG
3.091% due 05/14/2032 •		$1,400	1,271
3.869% due 01/12/2029 •		1,700	1,674
4.194% due 04/01/2031 •		250	245
4.375% due 02/10/2031 •(f)(g)		600	532
5.428% due 02/08/2030 •		2,100	2,157
6.301% due 09/22/2034 •		1,700	1,826
VICI Properties LP 3.875% due 02/15/2029		1,300	1,258
Wells Fargo & Co.
2.572% due 02/11/2031 •		1,600	1,466
5.198% due 01/23/2030 •		1,700	1,742

			123,520

INDUSTRIALS 24.0%
Air Canada Pass-Through Trust 5.250% due 10/01/2030		661	668
Aker BP ASA 3.100% due 07/15/2031		1,000	893
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		906	908
Alcon Finance Corp. 3.800% due 09/23/2049		500	371
Altice France SA 4.250% due 10/15/2029	EUR	1,100	1,090
Altria Group, Inc. 4.800% due 02/14/2029		$258	261
American Airlines Pass-Through Trust
2.875% due 01/11/2036		2,684	2,370
3.350% due 04/15/2031		1,304	1,243
3.375% due 11/01/2028		999	974
3.600% due 04/15/2031		155	144
3.650% due 12/15/2029		304	289
Amgen, Inc. 3.350% due 02/22/2032		1,600	1,482
Anheuser-Busch InBev Worldwide, Inc. 4.950% due 01/15/2042		1,500	1,416
Aptiv Swiss Holdings Ltd. 3.100% due 12/01/2051		3,600	2,166
Arrow Electronics, Inc. 2.950% due 02/15/2032		800	703
Ashtead Capital, Inc. 5.800% due 04/15/2034		1,700	1,741
AutoNation, Inc. 4.750% due 06/01/2030		400	398
Bacardi Ltd. 4.700% due 05/15/2028		1,200	1,205
Baptist Healthcare System Obligated Group 3.540% due 08/15/2050		900	617
BAT Capital Corp.
4.390% due 08/15/2037		1,200	1,074
6.421% due 08/02/2033		1,800	1,956
Bayer U.S. Finance LLC 6.500% due 11/21/2033		3,000	3,218
Boardwalk Pipelines LP 3.400% due 02/15/2031		2,000	1,849
Boeing Co.
3.250% due 02/01/2035		700	590
3.600% due 05/01/2034		700	617
3.650% due 03/01/2047		400	280
3.750% due 02/01/2050		700	495
6.528% due 05/01/2034		4,000	4,349
British Airways Pass-Through Trust
3.300% due 06/15/2034		2,022	1,883
3.800% due 03/20/2033		517	501
4.125% due 03/20/2033		835	800
Broadcom, Inc.
3.137% due 11/15/2035		2,004	1,691
4.300% due 11/15/2032		1,300	1,261
Cameron LNG LLC 3.302% due 01/15/2035		300	257
Carrier Global Corp. 3.377% due 04/05/2040		500	397
Catholic Health Services of Long Island Obligated Group 3.368% due 07/01/2050		500	339
CDW LLC 3.569% due 12/01/2031		1,100	1,013

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Centene Corp.
2.450% due 07/15/2028	1,400	1,301
4.625% due 12/15/2029	500	487
Charter Communications Operating LLC
4.400% due 12/01/2061	4,200	2,947
5.375% due 05/01/2047	1,300	1,129
Conagra Brands, Inc. 5.300% due 11/01/2038	1,100	1,054
Continental Resources, Inc. 2.268% due 11/15/2026	2,000	1,933
CSN Resources SA 4.625% due 06/10/2031	1,600	1,261
CVS Health Corp.
5.050% due 03/25/2048	800	691
6.000% due 06/01/2063	1,600	1,531
CVS Pass-Through Trust 4.704% due 01/10/2036	2,128	2,040
DAE Funding LLC 3.375% due 03/20/2028	1,900	1,830
Delta Air Lines, Inc. 4.500% due 10/20/2025	167	166
Elevance Health, Inc. 4.650% due 01/15/2043	1,600	1,405
Energy Transfer LP
4.150% due 09/15/2029	700	691
6.625% due 10/15/2036	500	540
7.500% due 07/01/2038	400	458
Ferguson Finance PLC 3.250% due 06/02/2030	400	377
Flex Intermediate Holdco LLC 3.363% due 06/30/2031	2,400	2,134
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	700	606
Global Payments, Inc.
2.900% due 05/15/2030	400	368
2.900% due 11/15/2031	3,100	2,743
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	700	635
Hilton Grand Vacations Borrower LLC 4.875% due 07/01/2031	2,100	1,937
Humana, Inc. 5.375% due 04/15/2031	1,400	1,433
Huntsman International LLC 4.500% due 05/01/2029	500	475
Hyatt Hotels Corp. 5.375% due 12/15/2031	1,285	1,304
Hyundai Capital America 2.100% due 09/15/2028	1,700	1,569
Imperial Brands Finance PLC 6.125% due 07/27/2027	800	826
IRB Infrastructure Developers Ltd. 7.110% due 03/11/2032	1,300	1,305
JetBlue Pass-Through Trust 4.000% due 05/15/2034	1,199	1,126
Leidos, Inc. 4.375% due 05/15/2030	400	394
Mars, Inc. 5.650% due 05/01/2045	1,100	1,103
Marvell Technology, Inc. 1.650% due 04/15/2026	1,700	1,662
Melco Resorts Finance Ltd.
5.375% due 12/04/2029	1,000	939
5.750% due 07/21/2028	600	588
Motorola Solutions, Inc. 2.300% due 11/15/2030	1,200	1,066
MPLX LP 2.650% due 08/15/2030	700	634
National Fuel Gas Co. 2.950% due 03/01/2031	1,000	893
Newmont Corp. 5.750% due 11/15/2041	950	963
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	4,500	4,131
NXP BV 3.250% due 11/30/2051	1,300	837
Penske Truck Leasing Co. LP 3.350% due 11/01/2029	500	477
Petroleos Mexicanos 6.950% due 01/28/2060	3,228	2,322
Prosus NV 4.987% due 01/19/2052	3,400	2,625
PTC, Inc. 4.000% due 02/15/2028	400	389
QatarEnergy 3.125% due 07/12/2041	1,500	1,109

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Rackspace Technology Global, Inc. 5.375% due 12/01/2028		1,000	240
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030		1,200	1,043
Revvity, Inc. 3.300% due 09/15/2029		300	284
Rogers Communications, Inc. 3.800% due 03/15/2032		1,200	1,116
Rolls-Royce PLC 3.625% due 10/14/2025		200	200
Santos Finance Ltd. 3.649% due 04/29/2031		900	838
Sasol Financing USA LLC 4.375% due 09/18/2026		500	493
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		98	90
Standard Industries, Inc. 2.250% due 11/21/2026	EUR	400	467
Studio City Finance Ltd. 5.000% due 01/15/2029		$500	459
T-Mobile USA, Inc.
3.000% due 02/15/2041		2,000	1,464
3.875% due 04/15/2030		400	389
5.150% due 04/15/2034		1,400	1,418
TD SYNNEX Corp.
1.750% due 08/09/2026		800	774
2.375% due 08/09/2028		1,600	1,499
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030		2,700	2,495
Texas Eastern Transmission LP 4.150% due 01/15/2048		2,800	2,175
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	45	69
Thames Water Utilities Finance PLC 4.375% due 07/03/2036		900	812
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (d)		7	8
Time Warner Cable LLC 5.875% due 11/15/2040		$400	384
TMS Issuer SARL 5.780% due 08/23/2032		1,100	1,137
TransCanada PipeLines Ltd. 7.250% due 08/15/2038		150	170
Travel & Leisure Co. 6.600% due 10/01/2025		400	402
Tyson Foods, Inc.
5.400% due 03/15/2029		1,300	1,341
5.700% due 03/15/2034		1,800	1,864
Union Pacific Railroad Co. Pass-Through Trust 5.404% due 07/02/2025		3	3
United Airlines Pass-Through Trust
3.500% due 09/01/2031		952	899
4.000% due 10/11/2027		455	451
5.875% due 04/15/2029		2,663	2,720
Utah Acquisition Sub, Inc. 5.250% due 06/15/2046		100	81
Vale Overseas Ltd. 3.750% due 07/08/2030		300	283
Vessel Management Services, Inc. 3.432% due 08/15/2036		1,139	1,025
VMware LLC 2.200% due 08/15/2031		4,200	3,647
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,600	1,826
Western Digital Corp. 2.850% due 02/01/2029		$1,500	1,392
Williams Cos., Inc. 8.750% due 03/15/2032		137	165
Woodside Finance Ltd.
3.700% due 09/15/2026		1,600	1,584
4.500% due 03/04/2029		700	691
5.100% due 09/12/2034		300	291
5.700% due 09/12/2054		300	271
Wynn Las Vegas LLC 5.250% due 05/15/2027		400	401
Wynn Macau Ltd. 5.500% due 01/15/2026		500	500

			135,804

UTILITIES 5.2%
AEP Texas, Inc.
4.150% due 05/01/2049		400	305
5.400% due 06/01/2033		600	609
American Water Capital Corp. 4.150% due 06/01/2049		300	240

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

AT&T, Inc.
3.800% due 12/01/2057		2,681	1,878
6.050% due 08/15/2056		1,000	1,021
Duke Energy Carolinas LLC 6.450% due 10/15/2032		700	770
Edison International 5.450% due 06/15/2029		1,500	1,484
Electricite de France SA 4.875% due 09/21/2038		1,400	1,295
Entergy Texas, Inc. 5.800% due 09/01/2053		1,200	1,185
FirstEnergy Corp. 4.850% due 07/15/2047		545	464
New York State Electric & Gas Corp. 5.850% due 08/15/2033		600	630
NextEra Energy Capital Holdings, Inc. 4.670% due 06/12/2035	CAD	1,500	1,118
NRG Energy, Inc. 2.450% due 12/02/2027		$1,100	1,044
Pacific Gas & Electric Co.
3.300% due 12/01/2027		500	484
4.200% due 06/01/2041		700	539
4.250% due 03/15/2046		500	373
4.400% due 03/01/2032		2,500	2,347
4.550% due 07/01/2030		1,300	1,269
6.000% due 08/15/2035		200	202
PacifiCorp
5.300% due 02/15/2031		1,700	1,752
5.750% due 04/01/2037		400	407
6.250% due 10/15/2037		800	846
Puget Energy, Inc. 4.100% due 06/15/2030		500	483
San Diego Gas & Electric Co. 4.300% due 04/01/2042		1,000	833
Sempra
5.500% due 08/01/2033		600	613
6.000% due 10/15/2039		500	508
Southern California Edison Co.
3.650% due 02/01/2050		200	132
5.625% due 02/01/2036		200	195
6.650% due 04/01/2029		200	210
Southern Co. Gas Capital Corp. 4.400% due 06/01/2043		1,600	1,349
Telefonica Europe BV 8.250% due 09/15/2030		1,250	1,446
Virginia Electric & Power Co. 8.875% due 11/15/2038		300	397
Vodafone Group PLC 4.875% due 06/19/2049		1,000	861
Wisconsin Electric Power Co. 4.300% due 12/15/2045		2,400	1,976
Xcel Energy, Inc. 5.450% due 08/15/2033		300	306

			29,571

Total Corporate Bonds & Notes (Cost $315,332)			288,895

MUNICIPAL BONDS & NOTES 2.2%
CALIFORNIA 0.8%
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034		200	232
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 3.714% due 06/01/2041		1,500	1,149
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010 7.488% due 08/01/2033		1,475	1,617
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112		2,000	1,661

			4,659

GEORGIA 0.4%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057		2,275	2,459

MARYLAND 0.3%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 3.197% due 07/01/2050		2,200	1,459

OHIO 0.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2010 7.834% due 02/15/2041		1,700	2,020

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

TEXAS 0.3%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.919% due 11/01/2050	2,400	1,663

Total Municipal Bonds & Notes (Cost $14,496)		12,260

U.S. GOVERNMENT AGENCIES 42.1%
Fannie Mae
0.000% due 11/15/2030	10,700	8,623
6.210% due 08/06/2038	9,643	11,128
Freddie Mac
0.000% due 03/15/2031	1,100	871
2.750% due 11/25/2029	786	746
5.000% due 04/15/2038	22	23
6.750% due 03/15/2031	1,900	2,175
Ginnie Mae
3.500% due 11/20/2044	1,902	1,628
4.000% due 06/20/2048	97	91
5.500% due 10/20/2037	676	684
Ginnie Mae, TBA
4.000% due 07/01/2055	3,500	3,255
4.500% due 07/01/2055	2,400	2,298
5.000% due 07/01/2055	2,500	2,456
6.000% due 08/01/2055	1,000	1,014
Resolution Funding Corp. STRIPS 0.000% due 01/15/2030 - 04/15/2030	6,400	5,287
U.S. Small Business Administration 5.290% due 12/01/2027	12	12
Uniform Mortgage-Backed Security
3.500% due 08/01/2046	1,863	1,720
4.000% due 10/01/2047 - 06/01/2049	140	133
5.500% due 01/01/2055	2,332	2,333
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	3,700	3,202
4.000% due 07/01/2055	40,000	37,198
4.500% due 08/01/2055	21,100	20,175
5.000% due 07/01/2055 - 08/01/2055	69,700	68,292
5.500% due 07/01/2055 - 08/01/2055	62,525	62,495
6.000% due 08/01/2055	2,200	2,234

Total U.S. Government Agencies (Cost $236,555)		238,073

U.S. TREASURY OBLIGATIONS 76.8%
U.S. Treasury Bonds
1.375% due 11/15/2040 (k)	15,000	9,561
1.875% due 02/15/2041 (i)(k)	95,800	65,922
2.000% due 11/15/2041 (i)(k)	108,500	74,653
2.000% due 02/15/2050 (k)(m)	2,300	1,351
2.250% due 05/15/2041 (i)(k)	51,600	37,491
2.250% due 08/15/2049	17,700	11,109
2.375% due 02/15/2042 (k)(m)	3,500	2,547
2.375% due 11/15/2049 (k)	7,100	4,569
2.750% due 08/15/2042 (k)(m)	600	459
2.875% due 05/15/2043 (k)(m)	1,637	1,262
2.875% due 05/15/2049 (m)	200	144
3.000% due 02/15/2048	15,200	11,298
3.000% due 08/15/2048	2,900	2,146
3.000% due 02/15/2049 (k)	6,600	4,865
3.125% due 02/15/2043 (k)	17,300	13,918
3.250% due 05/15/2042 (i)	24,100	19,946
3.375% due 11/15/2048	7,400	5,856
3.875% due 05/15/2043 (i)(m)	30,950	27,654
4.125% due 08/15/2044	4,200	3,849
4.250% due 08/15/2054 (i)	4,000	3,654
4.500% due 11/15/2054 (i)	14,500	13,823
4.625% due 02/15/2055 (i)(k)	42,400	41,287
4.750% due 11/15/2043	11,500	11,491
4.750% due 05/15/2055 (i)	33,700	33,516
U.S. Treasury Inflation Protected Securities (e)
0.125% due 02/15/2051	20,452	11,152
0.125% due 02/15/2052	807	431
0.250% due 02/15/2050	4,242	2,467
0.625% due 02/15/2043	698	519
0.750% due 02/15/2045 (k)	2,316	1,692
1.000% due 02/15/2049 (k)	1,402	1,018
2.125% due 02/15/2054	1,881	1,723
U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)	300	148
0.000% due 08/15/2040 (k)	4,500	2,229
0.000% due 11/15/2040	12,200	5,955
0.000% due 05/15/2041 (a)	1,100	508
0.000% due 08/15/2041 (a)	1,700	774
0.000% due 11/15/2041 (a)	600	269
0.000% due 05/15/2043 (d)	5,800	2,444

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

0.000% due 11/15/2043		1,000	410

Total U.S. Treasury Obligations (Cost $527,934)			434,110

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
American Home Mortgage Investment Trust 5.014% due 11/25/2045 •		570	514
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		2,500	2,192
Bear Stearns Adjustable Rate Mortgage Trust 5.166% due 01/25/2035 ~		1	1
Citigroup Mortgage Loan Trust 6.756% due 03/25/2034 ~		19	17
Credit Suisse Mortgage Capital Mortgage-Backed Trust 3.392% due 04/25/2043 ~		291	283
DSLA Mortgage Loan Trust 5.274% due 07/19/2044 ~		12	12
GSMPS Mortgage Loan Trust 4.784% due 01/25/2036 •		589	476
IndyMac IMSC Mortgage Loan Trust 4.794% due 07/25/2047 •		55	36
IndyMac INDX Mortgage Loan Trust 4.814% due 04/25/2037 •		828	732
Merrill Lynch Mortgage Investors Trust 5.892% due 11/25/2035 •		185	173
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		497	478
4.500% due 05/25/2058 ~		105	103
Structured Adjustable Rate Mortgage Loan Trust 6.525% due 02/25/2034 ~		2	2
Structured Asset Mortgage Investments Trust
4.814% due 07/25/2046 •		26	18
4.874% due 05/25/2036 •		44	36
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		293	282
5.434% due 05/25/2058 •		63	65
5.434% due 10/25/2059 •		50	51
WaMu Mortgage Pass-Through Certificates Trust
3.496% due 01/25/2037 ~		370	317
4.804% due 05/25/2034 •		484	452
5.274% due 06/25/2044 •		41	41
5.447% due 08/25/2046 •		344	296

Total Non-Agency Mortgage-Backed Securities (Cost $6,934)			6,577

ASSET-BACKED SECURITIES 1.9%
CMBS OTHER 0.2%
PFP Ltd. 6.586% due 08/19/2035 •		1,398	1,401

HOME EQUITY OTHER 0.5%
Accredited Mortgage Loan Trust 5.114% due 01/25/2035 •		272	273
Countrywide Asset-Backed Certificates Trust 3.387% due 04/25/2036 •		1,800	1,664
Equifirst Loan Securitization Trust 4.604% due 04/25/2037 •		508	470
JP Morgan Mortgage Acquisition Corp. 5.139% due 09/25/2035 •		114	113
Securitized Asset-Backed Receivables LLC Trust 4.914% due 03/25/2036 •		122	121
Structured Asset Investment Loan Trust 4.734% due 06/25/2036 •		85	83

			2,724

OTHER ABS 1.2%
Barings CLO Ltd. 5.468% due 04/15/2031 •		1,035	1,036
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		2,900	2,911
Harvest CLO DAC 3.039% due 07/15/2031 •	EUR	1,190	1,403
SLM Private Education Loan Trust 9.176% due 10/15/2041 •		$1,231	1,291

			6,641

Total Asset-Backed Securities (Cost $10,712)			10,766

SOVEREIGN ISSUES 4.2%
Australia Government International Bond 1.000% due 11/21/2031	AUD	1,800	1,003

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Brazil Government International Bond 7.125% due 05/13/2054		$1,700	1,632
Israel Government International Bond 5.750% due 03/12/2054		1,800	1,670
Mexican Udibonos 4.000% due 08/24/2034 (e)	MXN	1,700	84
Mexico Government International Bond 6.400% due 05/07/2054		$1,400	1,292
Peru Government International Bond
6.150% due 08/12/2032	PEN	10,700	3,124
6.950% due 08/12/2031		240	74
Perusahaan Penerbit SBSN Indonesia 2.800% due 06/23/2030		$700	650
Republic of South Africa Government International Bond
8.500% due 01/31/2037	ZAR	17,300	851
8.875% due 02/28/2035		37,600	1,983
Romania Government International Bond 5.625% due 05/30/2037	EUR	1,300	1,443
Saudi Government International Bond 5.000% due 01/16/2034		$1,700	1,705
United Kingdom Gilt 4.375% due 07/31/2054	GBP	6,840	8,138

Total Sovereign Issues (Cost $24,288)			23,649

SHORT-TERM INSTRUMENTS 0.0%
U.S. TREASURY BILLS 0.0%
4.350% due 07/10/2025 - 09/11/2025 (c)(d)(m)		$92	91

Total Short-Term Instruments (Cost $92)			91

Total Investments in Securities (Cost $1,136,907)			1,014,764

		SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III		244,235	2,378

Total Short-Term Instruments (Cost $2,378)			2,378

Total Investments in Affiliates (Cost $2,378)			2,378

Total Investments 179.9% (Cost $1,139,285)			$1,017,142
Financial Derivative Instruments (j)(l) 0.1%(Cost or Premiums, net $17,554)			478
Other Assets and Liabilities, net (80.0)%			(452,219)

Net Assets 100.0%			$565,401

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Security is not accruing income as of the date of this report.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Principal amount of security is adjusted for inflation.
(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(g)	Contingent convertible security.
(h)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Morgan Stanley	0.000%	04/02/2032	02/11/2020	$7,700	$5,970	1.06%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOS	4.430%	06/16/2025	07/14/2025	$(560)	$(561)
BRC	4.400	12/20/2024	TBD(2)	(3,591)	(3,676)
BSN	4.440	06/18/2025	07/17/2025	(64,646)	(64,749)
4.450	06/09/2025	07/14/2025	(15,757)	(15,799)
DEU	4.440	06/25/2025	07/02/2025	(33,405)	(33,430)
4.450	06/26/2025	07/03/2025	(40,879)	(40,904)
JPS	4.440	06/10/2025	07/08/2025	(487)	(489)
STR	4.480	07/01/2025	07/02/2025	(81,888)	(81,889)
4.490	06/30/2025	07/01/2025	(83,603)	(83,613)

Total Reverse Repurchase Agreements	$(325,110)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(3)

UBS	4.440%	06/13/2025	08/15/2025	$(3,669)	$(3,677)
4.450	06/02/2025	07/18/2025	(814)	(817)
4.450	06/17/2025	07/29/2025	(4,976)	(4,984)
4.460	05/28/2025	07/02/2025	(11,768)	(11,818)

Total Sale-Buyback Transactions	$(21,296)

(i)	Securities with an aggregate market value of $267,912 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(278,121) at a weighted average interest rate of 4.401%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(3)	Payable for sale-buyback transactions includes $(41) of deferred price drop.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl July 2025 Futures	EUR	117.250	07/25/2025	3	$3	$(1)	$(1)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	3	3	(1)	0
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	2	2	(1)	(1)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	2	2	(1)	0

Total Written Options	$(4)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2025	407	$127,264	$3,780	$611	$0
Euro-Bund September Futures	09/2025	12	1,840	(15)	0	(5)

$3,765	$611	$(5)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note September Futures	09/2025	306	$(33,354)	$(366)	$0	$(41)
U.S. Treasury 10-Year Note September Futures	09/2025	879	(98,558)	(1,577)	0	(275)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	292	(33,366)	(590)	0	(141)
United Kingdom Long Gilt September Futures	09/2025	41	(5,236)	(91)	18	(6)

$(2,624)	$18	$(463)

Total Futures Contracts	$1,141	$629	$(468)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

American International Group, Inc.	1.000%	Quarterly	12/20/2026	0.223%	$600	$13	$(6)	$7	$0	$0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.303	700	12	(7)	5	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2026	0.350	1,200	14	(2)	12	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2027	0.374	1,300	(7)	23	16	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431	200	(1)	4	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.742	1,700	5	15	20	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2025	0.116	EUR	800	10	(6)	4	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.256	200	(2)	6	4	0	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.402	$1,400	(2)	14	12	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	2,400	15	7	22	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	300	3	1	4	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.490	390	74	(48)	26	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.750	530	64	0	64	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	1,100	7	0	7	0	0
MetLife, Inc.	1.000	Quarterly	06/20/2028	0.376	700	(13)	26	13	0	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	0.107	EUR	1,600	10	(1)	9	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.277		$4,300	97	(66)	31	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312		900	21	(12)	9	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416		700	0	12	12	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462		200	(1)	5	4	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	900	7	1	8	1	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.160		$6,300	45	33	78	0	(1)

							$371	$(1)	$370	$3	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%		Quarterly	12/20/2026		$460	$(17)	$20	$3	$1	$0
CDX.EM-40 5-Year Index	1.000		Quarterly	12/20/2028		200	(10)	9	(1)	0	0
CDX.EM-43 5-Year Index	1.000		Quarterly	06/20/2030		200	(7)	2	(5)	0	0
CDX.IG-43 5-Year Index	1.000		Quarterly	12/20/2029		4,900	115	(3)	112	3	0
CDX.IG-44 5-Year Index	1.000		Quarterly	06/20/2030		47,300	838	224	1,062	26	0

							$919	$252	$1,171	$30	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	5,800	$193	$(121)	$72	$0	$0
Pay	1-Day GBP-SONIO Compounded-OIS	1.060	Annual	02/21/2052		700	(9)	(514)	(523)	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	1.101	Annual	02/21/2052		700	(9)	(508)	(517)	0	(2)
Pay	1-Day GBP-SONIO Compounded-OIS	1.175	Annual	02/28/2052		900	(12)	(637)	(649)	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	300,000	(55)	22	(33)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		60,000	10	(3)	7	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		40,000	(2)	(11)	(13)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.667	Annual	05/31/2028		$22,000	0	(149)	(149)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		6,400	92	(40)	52	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032		89,800	8,115	4,595	12,710	0	(202)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		60,600	6,295	431	6,726	0	(142)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.156	Annual	03/10/2033		1,970	0	41	41	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034		700	(3)	2	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		700	(3)	(3)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		700	(3)	5	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034		900	(3)	17	14	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		790	(3)	17	14	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		400	(1)	(6)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		500	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		500	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		30	0	(1)	(1)	0	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		900	(3)	(15)	(18)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	(7)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,800	49	83	132	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		700	0	18	18	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		8,500	827	166	993	0	(64)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	39,600	0	(247)	(247)	8	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		2,000	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		19,400	0	(10)	(10)	2	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		1,300	0	0	0	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		12,800	0	20	20	19	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,100	0	2	2	2	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		1,500	0	2	2	1	0
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	700	(1)	(11)	(12)	1	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		500	(1)	(3)	(4)	1	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		300	(1)	(1)	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,100	(54)	137	83	0	(3)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		1,900	(54)	103	49	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,900	18	80	98	0	(6)
Receive	6-Month EUR-EURIBOR	2.920	Annual	12/13/2028	EUR	200	0	(10)	(10)	0	0
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		600	(1)	(14)	(15)	1	0
Pay	6-Month EUR-EURIBOR	0.175	Annual	03/17/2033		10,370	(329)	(2,038)	(2,367)	0	(15)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		400	(1)	1	0	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(14)	(15)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	2	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	0	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		9,240	(393)	39	(354)	0	(19)
Receive	6-Month EUR-EURIBOR	0.000	Annual	03/17/2053		4,630	453	2,526	2,979	12	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		4,500	365	186	551	17	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	7,700	0	1	1	1	0

							$15,468	$4,120	$19,588	$69	$(543)

Total Swap Agreements							$16,758	$4,371	$21,129	$102	$(545)

(k)	Securities with an aggregate market value of $23,655 and cash of $4,140 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Future styled option variation margin asset of $1 is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		07/2025		CNH	3,670		$509		$0		$(4)
		07/2025		EUR	497		582		0		(4)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		$2,455	AUD	3,779	32	0
	07/2025		61	NZD	101	1	0
	08/2025	AUD	3,779		$2,456	0	(32)
	08/2025	CNH	6,753		941	0	(6)
	08/2025	NZD	101		61	0	(1)
	08/2025		$583	EUR	497	4	0
BOA	07/2025	EUR	6,820		$7,755	0	(279)
	07/2025	IDR	2,697,119		165	0	(1)
	07/2025	KRW	2,643,278		1,939	0	(16)
	07/2025		$40	SGD	51	0	0
	08/2025	CNH	1,452		$203	0	(1)
	08/2025	SGD	51		40	0	0
	08/2025	TWD	83		3	0	0
	08/2025		$354	CNH	2,535	1	0
	08/2025		162	MXN	3,069	1	0
BPS	07/2025	BRL	668		$122	0	(1)
	07/2025	EUR	12		14	0	0
	07/2025	THB	204		6	0	0
	07/2025	TWD	19,526		601	0	(72)
	07/2025		$120	BRL	668	3	0
	07/2025		390	IDR	6,357,741	2	0
	07/2025		140	THB	4,606	2	0
	07/2025		70	TWD	2,074	2	0
	08/2025	CNH	2,730		$382	0	(1)
	08/2025	PEN	1,144		309	0	(14)
	08/2025	TWD	20,071		616	0	(82)
	08/2025		$364	CNH	2,594	0	0
	08/2025		55	INR	4,762	1	0
	08/2025		110	MXN	2,090	1	0
	08/2025		124	TWD	4,063	17	0
BRC	07/2025	IDR	2,607,018		$160	0	(1)
	07/2025	ILS	1,353		389	0	(13)
	07/2025	NOK	130		13	0	0
	07/2025		$8,659	GBP	6,364	77	0
	07/2025		193	ILS	650	0	0
	07/2025		3	JPY	371	0	0
	07/2025		182	KRW	248,965	2	0
	07/2025		85	PLN	319	3	0
	07/2025		847	TRY	34,761	9	0
	07/2025	ZAR	9,689		$535	0	(11)
	08/2025	GBP	6,364		8,660	0	(77)
	08/2025		$1,928	TRY	80,041	22	0
	09/2025		7	PEN	24	0	0
BSH	07/2025	DKK	3,053		$465	0	(17)
	09/2025		$4	PEN	15	0	0
CBK	07/2025	KRW	1,661,673		$1,211	0	(18)
	07/2025	THB	10,667		321	0	(8)
	07/2025	TWD	31,094		956	0	(115)
	07/2025		$185	IDR	3,012,372	1	0
	07/2025		22	KRW	29,398	0	0
	07/2025		24	THB	801	1	0
	07/2025		683	TWD	20,273	15	0
	08/2025	CNH	1,168		$162	0	(1)
	08/2025	PEN	9,195		2,469	0	(123)
	08/2025	TWD	45,186		1,386	0	(184)
	08/2025		$233	CNH	1,683	3	0
	08/2025		1,045	INR	90,000	3	(1)
	09/2025	MXN	571		$30	0	0
DUB	07/2025	ILS	657		190	0	(5)
	07/2025	KRW	27,272		20	0	0
	07/2025		$361	DKK	2,298	2	0
	07/2025		7,912	EUR	6,820	122	0
	07/2025		14	IDR	226,341	0	0
	07/2025		119	TWD	3,539	3	0
	08/2025	DKK	2,292		$361	0	(2)
	08/2025	EUR	6,805		7,912	0	(122)
	08/2025		$487	INR	41,932	1	0
	09/2025	MXN	16		$1	0	0
FAR	07/2025	AUD	3,779		2,438	0	(49)
	07/2025	BRL	23,659		4,283	0	(71)
	07/2025	CHF	1,471		1,786	0	(68)
	07/2025	CNH	1,867		260	0	(1)
	07/2025	JPY	116,796		802	0	(9)
	07/2025	SGD	8		6	0	0
	07/2025		$4,162	BRL	23,659	192	0
	07/2025		1,835	CHF	1,469	16	0
	07/2025		491	DKK	3,123	2	0
	07/2025		1,426	JPY	204,514	0	(5)
	07/2025		234	PLN	864	5	0
	07/2025		32	SGD	41	0	0
	08/2025	CHF	1,463		$1,835	0	(17)
	08/2025	CNH	2,881		403	0	(1)
	08/2025	DKK	3,116		491	0	(2)
	08/2025	SGD	41		32	0	0
	08/2025		$91	INR	7,859	1	0
	08/2025		802	JPY	116,366	9	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

	09/2025		4,283	BRL	24,021	70	0
	09/2025		682	MXN	13,285	20	0
	09/2025		0	PEN	1	0	0
GLM	07/2025	IDR	152,265		$9	0	0
	07/2025	TWD	2,831		87	0	(10)
	07/2025		$44	IDR	713,167	0	0
	07/2025		12	SGD	16	0	0
	08/2025	SGD	16		$12	0	0
	12/2025		$262	MXN	5,070	3	0
JPM	07/2025	BRL	2,168		$397	0	(2)
	07/2025	CNH	3,537		490	0	(5)
	07/2025	DKK	2,366		358	0	(15)
	07/2025	KRW	80,265		59	0	(1)
	07/2025	NZD	101		60	0	(1)
	07/2025	SGD	353		275	0	(3)
	07/2025	TWD	19,743		607	0	(73)
	07/2025		$371	BRL	2,169	29	0
	07/2025		227	KRW	308,842	2	0
	07/2025		1,333	PLN	4,982	49	0
	07/2025		26	SGD	33	0	0
	07/2025		68	TWD	2,020	2	0
	07/2025	ZAR	5,499		$308	0	(2)
	08/2025	CNH	6,269		873	0	(6)
	08/2025	SGD	33		26	0	0
	08/2025	TWD	24,132		740	0	(99)
	08/2025		$362	CNH	2,591	1	0
	08/2025		61	INR	5,311	1	0
MBC	07/2025	CAD	3,275		$2,387	0	(17)
	07/2025	CNH	1,696		235	0	(2)
	07/2025	SGD	848		661	0	(6)
	07/2025	THB	5,354		162	0	(3)
	07/2025	TWD	11,738		360	0	(44)
	07/2025		$2,383	CAD	3,276	22	0
	07/2025		583	EUR	497	3	0
	07/2025		45	IDR	726,464	0	0
	07/2025		62	JPY	8,971	0	0
	07/2025		654	PLN	2,448	25	0
	07/2025		685	SGD	886	12	0
	07/2025		86	THB	2,827	1	0
	07/2025		204	TWD	6,468	18	0
	08/2025	CAD	3,270		$2,383	0	(23)
	08/2025	CNH	3,148		437	0	(4)
	08/2025	SGD	884		685	0	(12)
	08/2025	TWD	17,493		540	0	(69)
	08/2025		$332	CNH	2,376	1	0
MYI	07/2025	JPY	39,276		$269	0	(3)
	07/2025		$32	JPY	4,620	0	0
	07/2025		122	NOK	1,227	0	0
	07/2025		1	PLN	4	0	0
	08/2025	CNH	2,937		$410	0	(2)
	08/2025	NOK	1,227		122	0	0
	08/2025		$269	JPY	39,131	3	0
NGF	07/2025		524	IDR	8,535,821	3	0
	08/2025		518	TRY	21,640	6	0
RYL	08/2025		333	CNH	2,381	1	0
SCX	07/2025	IDR	2,632,121		$161	0	(1)
	07/2025	ILS	10		3	0	0
	07/2025	JPY	438		3	0	0
	07/2025		$204	IDR	3,316,745	1	0
	07/2025		137	SGD	176	2	0
	07/2025		60	THB	1,978	1	0
	07/2025		2,071	TWD	60,948	28	0
	08/2025	CNH	5,059		$708	0	(1)
	08/2025	SGD	176		137	0	(2)
	08/2025	TWD	6,592		202	0	(27)
	08/2025		$179	CNH	1,309	4	0
	08/2025		212	INR	18,236	0	0
	08/2025		3	JPY	436	0	0
SOG	07/2025	EUR	32		$37	0	(1)
	07/2025	JPY	64,824		449	0	(1)
	07/2025		$13	NOK	128	0	0
	08/2025	NOK	128		$13	0	0
	08/2025		$0	INR	32	0	0
	08/2025		449	JPY	64,586	1	0
SSB	07/2025	GBP	6,364		$8,617	0	(119)
	12/2025	PEN	1,048		283	0	(11)
UAG	07/2025	IDR	2,620,406		161	0	0
	07/2025	ILS	99		28	0	(2)
	07/2025	KRW	248,572		183	0	(1)
	07/2025	NOK	1,225		121	0	(1)
	07/2025	THB	853		26	0	(1)
	07/2025		$161	IDR	2,619,723	0	0
	07/2025		21	JPY	3,014	0	0
	07/2025		183	KRW	248,451	0	0
	08/2025		332	CNH	2,380	2	0

Total Forward Foreign Currency Contracts						$867	$(2,005)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC EUR versus USD	$1.110	11/26/2025	525	$2	$1
BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	1,143	7	6
GLM	Put - OTC EUR versus USD	$1.100	12/17/2025	135	16	10
MBC	Put - OTC EUR versus USD	1.098	12/23/2025	147	17	10
MYI	Put - OTC EUR versus USD	1.110	11/24/2025	2,998	14	9

Total Purchased Options	$56	$36

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	800	$(1)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,700	(2)	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	800	(1)	0

$(4)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	400	$(1)	$(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	400	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	400	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	400	(1)	(1)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	400	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	200	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	400	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	400	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	400	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	200	(1)	0

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	400	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	400	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	400	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	400	(1)	(1)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	400	(1)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	400	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	500	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	500	(2)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	500	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	600	(2)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	600	(2)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	400	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	400	(1)	0

$(53)	$(48)

Total Written Options	$(57)	$(48)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2026	0.508%	$100	$(4)	$5	$1	$0
GST	Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	100	(1)	2	1	0
JPM	Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	100	(1)	2	1	0
MYC	Brazil Government International Bond	1.000	Quarterly	06/20/2027	0.661	1,000	(62)	68	6	0
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	400	1	2	3	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	100	0	1	1	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	100	(2)	3	1	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	400	(4)	7	3	0

$(73)	$90	$17	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	1,674	$323	$40	$363	$0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	984	195	19	214	0
MYC	CDX.HY-37 5-Year 25-35% Index	5.000	Quarterly	12/20/2026	$2,600	355	(168)	187	0

$873	$(109)	$764	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Receive	S&P 500 Total Return Index	2,860	4.930%	Monthly	02/04/2026	$39,218	$0	$(146)	$0	$(146)
CBK	Receive	S&P 500 Total Return Index	464	4.830%	Monthly	11/21/2025	6,363	0	(23)	0	(23)

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

CIB	Receive	S&P 500 Total Return Index	4,119	4.910%	Monthly	07/02/2025	53,749	0	2,526	2,526	0
	Receive	S&P 500 Total Return Index	3,019	4.830%	Monthly	07/09/2025	41,399	0	(151)	0	(151)
	Receive	S&P 500 Total Return Index	108	4.870%	Monthly	11/05/2025	1,481	0	(7)	0	(7)
	Receive	S&P 500 Total Return Index	1,577	5.050% (FEDL01 plus a specified spread)	Monthly	01/07/2026	21,625	0	(84)	0	(84)
	Receive	S&P 500 Total Return Index	358	5.090% (FEDL01 plus a specified spread)	Monthly	01/07/2026	4,909	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	1,454	5.080% (FEDL01 plus a specified spread)	Monthly	01/21/2026	19,938	0	(78)	0	(78)
	Receive	S&P 500 Total Return Index	112	5.010% (FEDL01 plus a specified spread)	Monthly	02/18/2026	1,536	0	(6)	0	(6)
	Receive	S&P 500 Total Return Index	6,179	4.990%	Monthly	04/01/2026	84,731	0	(319)	0	(319)
GST	Receive	S&P 500 Total Return Index	464	4.800%	Monthly	09/19/2025	6,363	0	(23)	0	(23)
	Receive	S&P 500 Total Return Index	464	4.820%	Monthly	10/17/2025	6,363	0	(23)	0	(23)
RBC	Receive	S&P 500 Total Return Index	1,107	5.030% (FEDL01 plus a specified spread)	Monthly	07/09/2025	15,180	0	(56)	0	(56)
	Receive	S&P 500 Total Return Index	363	4.860%	Monthly	07/16/2025	4,978	0	(18)	0	(18)
	Receive	S&P 500 Total Return Index	910	5.050% (FEDL01 plus a specified spread)	Monthly	08/06/2025	12,478	0	(47)	0	(47)
	Receive	S&P 500 Total Return Index	402	5.050% (FEDL01 plus a specified spread)	Monthly	09/03/2025	5,512	0	(21)	0	(21)
	Receive	S&P 500 Total Return Index	725	5.070% (FEDL01 plus a specified spread)	Monthly	09/24/2025	9,942	0	(37)	0	(37)
	Receive	S&P 500 Total Return Index	892	5.140% (FEDL01 plus a specified spread)	Monthly	10/15/2025	12,232	0	(47)	0	(47)
	Receive	S&P 500 Total Return Index	585	4.930%	Monthly	01/16/2026	8,022	0	(30)	0	(30)
	Receive	S&P 500 Total Return Index	745	4.950%	Monthly	04/08/2026	10,216	0	(38)	0	(38)
	Receive	S&P 500 Total Return Index	363	5.030%	Monthly	04/15/2026	4,978	0	(19)	0	(19)
	Receive	S&P 500 Total Return Index	402	5.020%	Monthly	06/03/2026	5,512	0	(19)	0	(19)
TOR	Receive	S&P 500 Total Return Index	2,860	4.750%	Monthly	08/06/2025	39,218	0	(140)	0	(140)
	Receive	S&P 500 Total Return Index	109	4.970% (FEDL01 plus a specified spread)	Monthly	08/20/2025	1,495	0	(6)	0	(6)
	Receive	S&P 500 Total Return Index	745	4.90%	Monthly	10/01/2025	10,216	0	(38)	0	(38)

								$0	$1,131	$2,526	$(1,395)

Total Swap Agreements								$800	$1,112	$3,307	$(1,395)

(m)

Securities with an aggregate market value of $732 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)				Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO StocksPLUS® Long Duration Fund (Cont.)	June 30, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$341	$2	$343
Corporate Bonds & Notes
Banking & Finance	0	123,461	59	123,520
Industrials	0	135,804	0	135,804
Utilities	0	29,571	0	29,571
Municipal Bonds & Notes
California	0	4,659	0	4,659
Georgia	0	2,459	0	2,459
Maryland	0	1,459	0	1,459
Ohio	0	2,020	0	2,020
Texas	0	1,663	0	1,663
U.S. Government Agencies	0	238,073	0	238,073
U.S. Treasury Obligations	0	434,110	0	434,110
Non-Agency Mortgage-Backed Securities	0	6,577	0	6,577
Asset-Backed Securities
CMBS Other	0	1,401	0	1,401
Home Equity Other	0	2,724	0	2,724
Other ABS	0	6,641	0	6,641
Sovereign Issues	0	23,649	0	23,649
Short-Term Instruments
U.S. Treasury Bills	0	91	0	91

	$0	$1,014,703	$61	$1,014,764
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,378	$0	$0	$2,378

Total Investments	$2,378	$1,014,703	$61	$1,017,142

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	629	102	0	731
Over the counter	0	4,210	0	4,210

	$629	$4,312	$0	$4,941
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(13)	(1,002)	0	(1,015)
Over the counter	0	(3,448)	0	(3,448)

	$(13)	$(4,450)	$0	$(4,463)

Total Financial Derivative Instruments	$616	$(138)	$0	$478

Totals	$2,994	$1,014,565	$61	$1,017,620

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO StocksPLUS® Short Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 123.0% ¤
CORPORATE BONDS & NOTES 6.9%
BANKING & FINANCE 5.3%
Bank of America Corp. 3.705% due 04/24/2028 •	$1,025	$1,013
Barclays PLC 6.224% due 05/09/2034 •	400	425
Credit Suisse AG AT1 Claim	1,078	129
Goldman Sachs Group, Inc. 3.615% due 03/15/2028 •	1,000	986
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	200	198
Morgan Stanley
4.654% due 10/18/2030 •	200	201
6.296% due 10/18/2028 •	100	104
UBS Group AG 6.327% due 12/22/2027 •	600	616
VICI Properties LP 4.750% due 02/15/2028	100	101
Wells Fargo & Co. 2.393% due 06/02/2028 •	1,100	1,060

		4,833

INDUSTRIALS 1.2%
Boeing Co. 6.528% due 05/01/2034	100	109
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	300	289
CVS Pass-Through Trust 6.943% due 01/10/2030	270	279
MPLX LP 2.650% due 08/15/2030	400	362

		1,039

UTILITIES 0.4%
Pacific Gas & Electric Co. 4.550% due 07/01/2030	400	391

Total Corporate Bonds & Notes (Cost $6,064)		6,263

U.S. GOVERNMENT AGENCIES 54.0%
Fannie Mae
4.202% due 10/01/2029 ~	600	602
4.705% due 09/01/2031 ~	1,100	1,121
4.720% due 10/01/2028	700	713
4.770% due 07/25/2037 - 09/25/2042 •	24	24
4.800% due 07/25/2037 •	30	30
4.820% due 09/25/2035 •	53	53
4.830% due 09/25/2035 •	117	116
4.930% due 06/01/2029	300	308
5.140% due 06/25/2037 •	235	235
6.096% due 09/01/2035 •	4	4
6.213% due 11/01/2035 •	1	1
6.273% due 06/01/2034 •	4	4
6.435% due 12/01/2033 •	3	3
6.606% due 12/01/2033 •	1	1
6.810% due 06/01/2035 •	2	2
7.160% due 06/01/2035 •	2	2
7.430% due 07/01/2035 •	1	1
Freddie Mac
3.000% due 09/01/2032	537	523
4.000% due 01/01/2048 - 03/01/2049	74	70
4.798% due 03/15/2037 •	142	141
5.000% due 06/01/2030 - 01/01/2039	494	502
5.118% due 08/15/2037 •	358	358
5.128% due 10/15/2037 •	53	53
5.138% due 05/15/2037 - 09/15/2037 •	388	387
5.500% due 01/01/2035 - 03/01/2039	88	91
6.000% due 08/01/2027 - 12/01/2037	16	17
6.826% due 06/01/2035 •	4	4
7.647% due 11/01/2034 •	1	1

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

Ginnie Mae
5.000% due 04/15/2035 - 03/15/2042	1,840	1,862
6.000% due 07/15/2037 - 08/15/2037	19	19
Ginnie Mae, TBA
4.000% due 07/01/2055	1,780	1,655
5.000% due 07/01/2055	1,530	1,503
U.S. Small Business Administration 4.430% due 05/01/2029	25	25
Uniform Mortgage-Backed Security
3.000% due 01/01/2027	83	83
4.000% due 06/01/2026 - 08/01/2045	305	294
4.500% due 09/01/2025 - 02/01/2044	1,014	1,004
5.000% due 11/01/2025 - 01/01/2029	8	7
5.500% due 11/01/2025 - 09/01/2041	2,499	2,564
6.000% due 10/01/2026 - 05/01/2041	1,842	1,928
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	2,200	1,904
4.000% due 07/01/2055	4,070	3,785
4.500% due 08/01/2055	4,140	3,959
5.000% due 08/01/2055	2,630	2,576
5.500% due 08/01/2055	1,850	1,848
6.000% due 08/01/2055	7,160	7,270
6.500% due 08/01/2055	11,180	11,528

Total U.S. Government Agencies (Cost $49,008)		49,181

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2032	2,098	1,957
1.875% due 07/15/2034	1,554	1,556
2.125% due 04/15/2029 (g)(i)	1,348	1,385
2.125% due 01/15/2035	152	155

Total U.S. Treasury Obligations (Cost $5,100)		5,053

NON-AGENCY MORTGAGE-BACKED SECURITIES 16.2%
Banc of America Funding Trust 5.490% due 05/25/2035 ~	1	1
Banc of America Mortgage Trust
6.107% due 07/25/2035 ~	78	75
Bear Stearns Adjustable Rate Mortgage Trust
5.925% due 11/25/2034 ~	10	9
6.339% due 11/25/2034 ~	1	1
7.362% due 12/25/2035 ~	2	2
Bear Stearns ALT-A Trust 5.326% due 10/25/2035 ~	397	331
BX Trust 5.061% due 04/15/2039 •	471	471
Chase Mortgage Finance Trust
4.745% due 12/25/2035 ~	17	16
4.897% due 09/25/2036 ~	85	71
6.000% due 12/25/2036	129	52
Citigroup Mortgage Loan Trust
6.170% due 09/25/2062	1,155	1,155
6.490% due 05/25/2035 •	1	1
7.230% due 10/25/2035 •	1	2
Countrywide Alternative Loan Trust
4.814% due 09/25/2046 •	466	453
4.994% due 02/25/2037 •	60	50
5.500% due 07/25/2035	2	1
6.000% due 05/25/2037	1,297	554
Countrywide Home Loan Mortgage Pass-Through Trust
5.138% due 11/25/2034 ~	96	92
5.395% due 02/20/2035 ~	1	1
6.662% due 02/20/2036 •	1	1
GSR Mortgage Loan Trust
4.429% due 11/25/2035 ~	2	2
4.723% due 11/25/2035 ~	138	117
5.293% due 09/25/2035 ~	3	2
6.000% due 02/25/2036	2,653	1,005
6.000% due 07/25/2037	649	412
HarborView Mortgage Loan Trust
4.300% due 06/19/2036 ~	644	332
4.772% due 12/19/2036 •	53	48
4.872% due 05/19/2035 •	4	4
IndyMac INDX Mortgage Loan Trust
3.203% due 06/25/2037 ~	1,254	1,018
4.057% due 06/25/2036 ~	1,134	997
JP Morgan Alternative Loan Trust 4.250% due 05/25/2036 ~	634	353
JP Morgan Mortgage Trust
4.428% due 10/25/2036 ~	34	19
4.504% due 10/25/2036 ~	276	199
5.750% due 01/25/2036	22	10
Lehman Mortgage Trust 6.000% due 09/25/2037	317	311

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

MASTR Adjustable Rate Mortgages Trust 3.191% due 07/25/2035 ~		87	77
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
4.866% due 12/15/2030 •		5	5
Merrill Lynch Alternative Note Asset Trust 5.034% due 03/25/2037 •		916	215
Merrill Lynch Mortgage Investors Trust
4.854% due 02/25/2036 •		8	8
4.934% due 11/25/2035 •		5	5
5.232% due 09/25/2035 ~		237	189
5.879% due 05/25/2033 ~		5	5
Mortgage Equity Conversion Asset Trust 10.000% due 05/25/2042 •		403	337
New Orleans Hotel Trust 5.348% due 04/15/2032 •		1,000	993
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476% due 05/25/2035		26	12
5.769% due 06/25/2036 ~		876	232
Residential Accredit Loans, Inc. Trust
4.734% due 02/25/2037 •		551	487
4.794% due 07/25/2036 •		2,322	754
4.804% due 08/25/2036 •		1,009	919
4.814% due 07/25/2036 •		883	804
Structured Adjustable Rate Mortgage Loan Trust
5.799% due 01/25/2035 •		10	9
6.525% due 02/25/2034 ~		3	3
Structured Asset Mortgage Investments Trust 4.994% due 02/25/2036 •		5	4
Taurus U.K. DAC 5.087% due 05/17/2031 •	GBP	199	272
Thornburg Mortgage Securities Trust 5.999% due 06/25/2047 •		$231	204
WaMu Mortgage Pass-Through Certificates Trust
4.093% due 02/25/2037 ~		160	137
5.074% due 08/25/2045 •		737	741
5.599% due 11/25/2042 •		1	1
5.899% due 10/25/2046 •		42	39
Wells Fargo Mortgage-Backed Securities Trust 6.928% due 12/25/2036 ~		161	157

Total Non-Agency Mortgage-Backed Securities (Cost $18,744)			14,777

ASSET-BACKED SECURITIES 17.3%
AUTOMOBILE SEQUENTIAL 1.7%
Carvana Auto Receivables Trust
5.380% due 03/12/2029		400	405
5.420% due 04/10/2028		370	372
GLS Auto Select Receivables Trust 6.270% due 08/16/2027		30	30
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		300	302
Research-Driven Pagaya Motor Asset Trust
5.320% due 09/25/2030		147	148
7.130% due 01/26/2032		235	235
Veros Auto Receivables Trust 7.120% due 11/15/2028		67	67

			1,559

CMBS OTHER 2.0%
AREIT Trust
5.551% due 01/20/2037 •		694	693
6.556% due 06/17/2039 •		825	826
MF1 Ltd. 5.509% due 10/16/2036 •		319	319

			1,838

HOME EQUITY OTHER 9.2%
ACE Securities Corp. Home Equity Loan Trust
4.554% due 10/25/2036 •		6	2
5.454% due 04/25/2035 •		569	558
Aegis Asset-Backed Securities Trust 5.169% due 08/25/2035 •		1,300	1,104
Argent Securities Trust 4.794% due 04/25/2036 •		901	281
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.094% due 11/25/2035 •		372	363
Centex Home Equity Loan Trust 4.929% due 06/25/2036 •		500	474
Citigroup Mortgage Loan Trust 4.754% due 12/25/2036 •		590	324
Equifirst Loan Securitization Trust 4.604% due 04/25/2037 •		600	555

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

Long Beach Mortgage Loan Trust
4.734% due 05/25/2036 •		550	290
4.994% due 10/25/2034 •		5	5
5.679% due 11/25/2032 •		514	540
Merrill Lynch First Franklin Mortgage Loan Trust 4.714% due 04/25/2037 •		1,295	565
Morgan Stanley ABS Capital, Inc. Trust 4.494% due 05/25/2037 •		307	276
Morgan Stanley Home Equity Loan Trust 4.604% due 04/25/2037 •		839	435
Ownit Mortgage Loan Trust 5.259% due 08/25/2036 •		693	624
Residential Asset Securities Corp. Trust 5.319% due 12/25/2035 •		1,100	1,001
Securitized Asset-Backed Receivables LLC Trust 4.914% due 07/25/2036 •		1,071	421
Structured Asset Investment Loan Trust 4.614% due 09/25/2036 •		871	538

			8,356

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 4.774% due 12/25/2036 •		14	14

WHOLE LOAN COLLATERAL 2.2%
First Franklin Mortgage Loan Trust
4.754% due 04/25/2036 •		69	67
4.934% due 06/25/2036 •		500	461
Securitized Asset-Backed Receivables LLC Trust
4.594% due 08/25/2036 •		1,218	396
5.394% due 01/25/2036 •		1,142	1,081

			2,005

OTHER ABS 2.2%
CRB Securitization Trust 6.960% due 10/20/2033		125	125
Harvest CLO DAC 2.919% due 10/15/2031 •	EUR	228	269
LendingPoint Pass-Through Trust
3.250% due 04/15/2028		$63	62
5.700% due 07/15/2029		101	99
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		52	52
Nelnet Student Loan Trust 5.172% due 04/20/2062 •		692	688
SMB Private Education Loan Trust 5.284% due 09/15/2054 •		569	566
Theorem Funding Trust 6.060% due 12/15/2028		27	27
Upstart Pass-Through Trust 3.800% due 04/20/2030		36	36
Upstart Securitization Trust 5.500% due 06/20/2032		60	60

			1,984

Total Asset-Backed Securities (Cost $16,937)			15,756

SOVEREIGN ISSUES 5.5%
Czech Republic Government International Bond 4.200% due 12/04/2036	CZK	2,000	94
Japan Government International Bond 2.400% due 03/20/2055	JPY	70,000	447
Mexican Bonos 8.500% due 03/01/2029	MXN	2,100	112
Mexican Udibonos
2.750% due 11/27/2031 (c)		1,700	80
3.000% due 12/03/2026 (c)		1,700	89
4.000% due 08/24/2034 (c)		8,501	422
Peru Government International Bond
5.400% due 08/12/2034	PEN	2,200	588
6.150% due 08/12/2032		6,100	1,781
6.950% due 08/12/2031		480	147
7.300% due 08/12/2033		800	246
7.600% due 08/12/2039		300	90
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	3,100	161
8.000% due 01/31/2030		3,300	183
8.250% due 03/31/2032		900	49
8.500% due 01/31/2037		2,000	98
9.000% due 01/31/2040		9,100	444

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

Turkiye Government International Bond 49.053% due 05/20/2026 ~	TRY	100	3

Total Sovereign Issues (Cost $4,657)			5,034

		SHARES
SHORT-TERM INSTRUMENTS 17.6%
MUTUAL FUNDS 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (d)		1,000,619	1,001

		PRINCIPAL AMOUNT (000s)
REPURCHASE AGREEMENTS (e) 5.4%			4,900

U.S. TREASURY BILLS 11.1%
4.332% due 07/03/2025 - 10/21/2025 (a)(b)(i)		$10,149	10,078

Total Short-Term Instruments (Cost $15,979)			15,979

Total Investments in Securities (Cost $116,489)			112,043

		SHARES
INVESTMENTS IN AFFILIATES 20.6%
SHORT-TERM INSTRUMENTS 20.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 20.6%
PIMCO Short Asset Portfolio		643,807	6,307
PIMCO Short-Term Floating NAV Portfolio III		1,277,208	12,436

Total Short-Term Instruments (Cost $18,654)			18,743

Total Investments in Affiliates (Cost $18,654)			18,743

Total Investments 143.6% (Cost $135,143)			$130,786
Financial Derivative Instruments (f)(h) (9.3)%(Cost or Premiums, net $163)			(8,517)
Other Assets and Liabilities, net (34.3)%			(31,165)

Net Assets 100.0%			$91,104

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.410%	06/30/2025	07/01/2025	$4,900	U.S. Treasury Bills 0.000% due 06/11/2026	$(5,001)	$4,900	$4,901

Total Repurchase Agreements	$(5,001)	$4,900	$4,901

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.3)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$4,400	$(3,936)	$(3,961)

Total Short Sales (4.3)%	$(3,936)	$(3,961)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(17) at a weighted average interest rate of 4.350%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	7	$1,456	$6	$1	$0
U.S. Treasury 5-Year Note September Futures	09/2025	25	2,725	7	3	0
U.S. Treasury Long-Term Bond September Futures	09/2025	8	924	33	8	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	4	477	15	5	0

$61	$17	$0

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index September Futures	09/2025	20	$(6,254)	$(219)	$0	$(30)
U.S. Treasury 10-Year Note September Futures	09/2025	23	(2,579)	(36)	0	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	6	(686)	(9)	0	(3)

$(264)	$0	$(40)

Total Futures Contracts	$(203)	$17	$(40)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Volkswagen International Finance NV	1.000%	Quarterly	06/20/2028	0.755%	EUR	500	$4	$0	$4	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
										Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index	(1.000)%	Quarterly		06/20/2030		$24,700	$(422)	$(132)	$(554)	$0	$(14)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	7,723	$(177)	$81	$(96)	$0	$(1)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		$1,110	4	(5)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2028		8,510	(42)	(41)	(83)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029		15,000	0	205	205	17	0
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		200	(1)	(2)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030		3,900	76	1	77	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030		2,800	34	(27)	7	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031		3,300	0	48	48	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	4	(19)	(15)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032		2,700	251	49	300	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2033		11,600	(83)	(44)	(127)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033		100	(1)	(1)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034		100	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034		100	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034		100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		2,240	(12)	(6)	(18)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034		90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		100	(1)	5	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034		100	(1)	2	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034		100	(1)	2	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		5,200	(33)	18	(15)	0	(20)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034		100	0	3	3	1	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035		100	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035		100	0	2	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035		100	0	1	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035		100	0	3	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035		100	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		100	0	(2)	(2)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		100	(1)	2	1	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		4,500	(227)	58	(169)	18	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039		1,700	28	(6)	22	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2044		900	14	13	27	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		1,050	16	29	45	0	(7)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		680	0	13	13	5	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		700	0	14	14	6	0
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		1,000	54	149	203	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,650	39	171	210	0	(21)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	400	0	0	0	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		4,500	0	(2)	(2)	1	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		700	0	0	0	0	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		2,900	0	4	4	4	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		200	0	0	0	0	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		5,800	1	6	7	5	0
Pay	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035	AUD	700	13	4	17	0	(1)
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030	EUR	100	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		100	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		100	0	0	0	0	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		100	0	1	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	3,300	(20)	108	88	0	(4)
Receive	6-Month CZK-PRIBOR	3.760	Annual	11/01/2034	CZK	2,200	0	(1)	(1)	1	0
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	100	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	3.250	Annual	11/06/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		100	(1)	(8)	(9)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		90	0	(8)	(8)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		100	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		100	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		100	0	(5)	(5)	0	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(1)	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		100	0	(1)	(1)	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	2,310	(84)	(5)	(89)	0	(5)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	1,030	59	67	126	4	0
Pay	28-Day MXN-TIIE	7.760	Lunar	03/01/2029	MXN	2,400	0	1	1	0	0
Receive	28-Day MXN-TIIE	9.000	Lunar	03/01/2029	4,300	0	(11)	(11)	0	(1)
Receive	CPURNSA	2.502	Maturity	03/25/2030	$1,600	0	(2)	(2)	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030	1,100	0	(3)	(3)	0	0

$(99)	$844	$745	$75	$(159)

Total Swap Agreements	$(517)	$712	$195	$75	$(173)

(g)	Securities with an aggregate market value of $432 and cash of $3,150 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CNH	1,893	$263	$0	$(2)
07/2025	$407	AUD	626	5	0
07/2025	66	EUR	56	0	0
07/2025	58	NZD	97	1	0
08/2025	AUD	626	$407	0	(5)
08/2025	CNH	2,975	412	0	(5)
08/2025	EUR	56	66	0	0
08/2025	NZD	97	58	0	(1)
BOA	07/2025	IDR	3,265,424	201	0	0
07/2025	JPY	22,900	159	0	0
07/2025	$131	CHF	107	4	0
07/2025	539	EUR	474	19	0
07/2025	303	IDR	4,921,908	1	0
07/2025	249	KRW	340,035	2	0
07/2025	17	SGD	22	0	0
08/2025	CNH	726	$101	0	0
08/2025	SGD	22	17	0	0
08/2025	TWD	23,272	736	0	(73)
BPS	07/2025	BRL	2,692	479	0	(17)
07/2025	IDR	3,263,513	200	0	(1)
07/2025	INR	50,688	590	0	(1)
07/2025	THB	100	3	0	0
07/2025	TWD	6,356	196	0	(23)
07/2025	$485	BRL	2,692	11	0
07/2025	165	IDR	2,691,565	1	0
07/2025	280	KRW	379,900	1	0
07/2025	10	THB	328	0	0
07/2025	573	TWD	17,051	13	0
08/2025	CNH	4,871	$676	0	(7)
08/2025	CZK	178	8	0	(1)
08/2025	TWD	27,916	857	0	(114)
08/2025	$89	INR	7,780	1	0
08/2025	235	TWD	7,452	24	0
BRC	07/2025	ILS	447	$128	0	(4)
07/2025	KRW	11,669	9	0	0
07/2025	TRY	2,563	63	0	(1)
07/2025	$81	GBP	59	1	0
07/2025	64	ILS	215	0	0
07/2025	2	JPY	311	0	0
07/2025	3	PLN	13	0	0
07/2025	267	TRY	10,972	3	0
07/2025	ZAR	8,805	$487	0	(10)
08/2025	CNH	464	64	0	(1)

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	CZK	1,759		79	0	(5)
	08/2025	GBP	59		81	0	(1)
	09/2025		$8	PEN	28	0	0
	12/2025		12	TRY	563	0	0
BSH	08/2025		370	PEN	1,311	0	(1)
	09/2025	PEN	1,640		$448	0	(14)
	09/2025		$5	PEN	18	0	0
	11/2025	PEN	328		$89	0	(3)
	11/2025		$140	PEN	516	6	0
	12/2025	PEN	1,315		$370	1	0
CBK	07/2025	AUD	68		44	0	0
	07/2025	BRL	3,473		636	0	(3)
	07/2025	KRW	1,210,882		882	0	(13)
	07/2025	NOK	285		28	0	0
	07/2025	SEK	280		30	0	0
	07/2025	THB	5,242		158	0	(4)
	07/2025	TWD	11,174		343	0	(41)
	07/2025		$227	AUD	347	2	0
	07/2025		594	BRL	3,473	45	0
	07/2025		64	EUR	55	1	0
	07/2025		43	IDR	707,529	0	0
	07/2025		12	KRW	15,740	0	0
	07/2025		304	SGD	390	3	0
	07/2025		1,697	TWD	50,398	38	0
	08/2025	PEN	1,549		$419	0	(18)
	08/2025	TWD	13,995		432	0	(54)
	08/2025		$1,100	CNH	7,895	7	0
	08/2025		670	INR	57,766	3	0
	08/2025		147	TWD	4,673	16	0
	09/2025	MXN	191		$10	0	0
	09/2025	PEN	4,458		1,215	0	(41)
	02/2026		305		83	0	(3)
CIB	08/2025		$62	CNH	452	1	0
DUB	07/2025	EUR	449		$521	0	(8)
	07/2025	ILS	217		63	0	(2)
	07/2025	KRW	13,636		10	0	0
	07/2025		$6	IDR	90,533	0	0
	07/2025		5	TWD	151	0	0
	08/2025		212	CNH	1,521	1	0
	08/2025		521	EUR	448	8	0
	08/2025		311	INR	26,806	1	0
	09/2025	MXN	649		$34	0	(1)
FAR	07/2025	AUD	905		584	0	(12)
	07/2025	BRL	5,059		916	0	(15)
	07/2025	CHF	259		314	0	(12)
	07/2025	CNH	963		134	0	(1)
	07/2025	JPY	85,964		591	0	(6)
	07/2025	KRW	362,488		268	0	0
	07/2025	SGD	6		5	0	0
	07/2025		$901	BRL	5,059	30	0
	07/2025		190	CHF	152	2	0
	07/2025		1,197	JPY	171,671	0	(5)
	07/2025		268	KRW	362,362	0	0
	07/2025		97	PLN	357	2	0
	07/2025		14	SGD	18	0	0
	08/2025	CHF	151		$190	0	(2)
	08/2025	CNH	227		32	0	0
	08/2025	SGD	18		14	0	0
	08/2025		$148	INR	12,839	1	0
	08/2025		591	JPY	85,648	6	0
	08/2025		28	THB	910	0	0
	09/2025	MXN	10,840		$557	0	(16)
	09/2025		$916	BRL	5,137	15	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	669		$182	0	(6)
GLM	07/2025	TWD	2,486		76	0	(9)
	07/2025		$10	IDR	167,513	0	0
	07/2025		5	SGD	7	0	0
	07/2025	ZAR	499		$28	0	0
	08/2025	SGD	7		5	0	0
	09/2025	PEN	426		116	0	(4)
IND	07/2025		$30	SEK	280	0	0
	08/2025	SEK	280		$30	0	0
JPM	07/2025	BRL	860		147	0	(11)
	07/2025	CNH	1,825		253	0	(2)
	07/2025	KRW	58,490		43	0	(1)
	07/2025	NZD	97		58	0	(1)
	07/2025	SGD	269		209	0	(2)
	07/2025	TWD	6,570		202	0	(24)
	07/2025		$158	BRL	860	1	0
	07/2025		211	PLN	781	6	0
	07/2025		11	SGD	15	0	0
	07/2025		66	TWD	1,964	2	0
	07/2025	ZAR	2,497		$140	0	(1)
	08/2025	CNH	2,289		318	0	(3)
	08/2025	SGD	15		11	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	TWD	18,378	562	0	(76)
08/2025	$55	CNH	396	0	0
08/2025	100	INR	8,677	1	0
08/2025	43	TWD	1,371	5	0
MBC	07/2025	CAD	1,348	$981	0	(9)
07/2025	CNH	875	121	0	(1)
07/2025	EUR	136	157	0	(3)
07/2025	GBP	120	162	0	(2)
07/2025	SGD	646	503	0	(5)
07/2025	THB	2,631	80	0	(2)
07/2025	TWD	3,273	100	0	(12)
07/2025	$983	CAD	1,348	7	0
07/2025	3	IDR	51,073	0	0
07/2025	52	JPY	7,530	0	0
07/2025	26	PLN	98	1	0
07/2025	300	SGD	389	5	0
07/2025	2	TWD	50	0	0
08/2025	CAD	789	$575	0	(5)
08/2025	CNH	2,461	341	0	(4)
08/2025	SGD	388	300	0	(5)
08/2025	TWD	6,267	194	0	(24)
08/2025	$276	CNH	1,996	4	0
08/2025	80	TWD	2,511	7	0
MYI	07/2025	JPY	28,908	$198	0	(2)
07/2025	$27	JPY	3,878	0	0
07/2025	26	NOK	258	0	0
07/2025	1	PLN	2	0	0
08/2025	CNH	721	$100	0	(1)
08/2025	NOK	258	26	0	0
08/2025	$198	JPY	28,802	2	0
09/2025	229	MXN	4,374	3	0
NGF	07/2025	123	IDR	2,004,835	1	0
RYL	08/2025	CNH	3,850	$532	0	(8)
SCX	07/2025	ILS	3	1	0	0
07/2025	JPY	322	2	0	0
07/2025	PEN	802	215	0	(11)
07/2025	TWD	296	10	0	0
07/2025	$48	IDR	779,024	0	0
07/2025	60	SGD	77	1	0
07/2025	90	THB	2,923	0	0
07/2025	373	TWD	10,854	1	0
08/2025	CNH	958	$133	0	(1)
08/2025	SGD	77	60	0	(1)
08/2025	TWD	1,813	56	0	(8)
08/2025	$428	CNH	3,086	5	0
08/2025	105	INR	8,994	0	0
08/2025	2	JPY	321	0	0
SOG	07/2025	JPY	47,712	$331	0	(1)
08/2025	$1	INR	52	0	0
08/2025	331	JPY	47,537	1	0
08/2025	124	TWD	3,822	9	0
SSB	07/2025	BRL	178	$32	0	(1)
07/2025	$82	GBP	61	1	0
11/2025	PEN	300	$81	0	(3)
12/2025	523	141	0	(6)
UAG	07/2025	ILS	33	9	0	(1)
07/2025	THB	418	13	0	0
07/2025	$17	JPY	2,530	0	0
08/2025	545	CNH	3,930	7	0
08/2025	35	TWD	1,035	1	0
12/2025	TRY	563	$12	0	0

Total Forward Foreign Currency Contracts	$347	$(803)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	12,800	$62	$44

Total Purchased Options	$62	$44

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	100	$0	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	200	0	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	100	0	0

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	100	0	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	200	(1)	0

$(1)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	100	$(3)	$(3)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	12,800	$(23)	$(7)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	12,800	(38)	(18)

Total Written Options	$(65)	$(28)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	99	$19	$2	$21	$0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	689	135	15	150	0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	295	59	5	64	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	2,264	470	22	492	0

$683	$44	$727	$0

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	S&P 500 Total Return Index	60	5.100%	Monthly	03/11/2026	$823	$0	$3	$3	$0
FAR	Pay	S&P 500 Total Return Index	39	5.150% (FEDL01 plus a specified spread)	Monthly	01/07/2026	535	0	2	2	0
JPM	Pay	S&P 500 Total Return Index	1,507	5.110% (FEDL01 plus a specified spread)	Monthly	08/06/2025	20,665	0	78	78	0
Pay	S&P 500 Total Return Index	73	5.110% (FEDL01 plus a specified spread)	Monthly	02/04/2026	1,001	0	4	4	0
MBC	Pay	S&P 500 Total Return Index	4,462	5.040%	Maturity	05/15/2026	51,878	0	(8,770)	0	(8,770)

$0	$(8,683)	$87	$(8,770)

Total Swap Agreements	$683	$(8,639)	$814	$(8,770)

(i)

Securities with an aggregate market value of $8,918 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO StocksPLUS® Short Fund (Cont.)	June 30, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,833	$0	$4,833
Industrials	0	1,039	0	1,039
Utilities	0	391	0	391
U.S. Government Agencies	0	49,181	0	49,181
U.S. Treasury Obligations	0	5,053	0	5,053
Non-Agency Mortgage-Backed Securities	0	14,777	0	14,777
Asset-Backed Securities
Automobile Sequential	0	1,559	0	1,559
CMBS Other	0	1,838	0	1,838
Home Equity Other	0	8,356	0	8,356
Home Equity Sequential	0	14	0	14
Whole Loan Collateral	0	2,005	0	2,005
Other ABS	0	1,984	0	1,984
Sovereign Issues	0	5,034	0	5,034
Short-Term Instruments
Mutual Funds	0	1,001	0	1,001
Repurchase Agreements	0	4,900	0	4,900
U.S. Treasury Bills	0	10,078	0	10,078

	$0	$112,043	$0	$112,043
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$18,743	$0	$0	$18,743

Total Investments	$18,743	$112,043	$0	$130,786

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(3,961)	$0	$(3,961)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	92	0	92
Over the counter	0	1,205	0	1,205

	$0	$1,297	$0	$1,297
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(30)	(183)	0	(213)
Over the counter	0	(9,601)	0	(9,601)

	$(30)	$(9,784)	$0	$(9,814)

Total Financial Derivative Instruments	$(30)	$(8,487)	$0	$(8,517)

Totals	$18,713	$99,595	$0	$118,308

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO StocksPLUS® Small Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 149.5% ¤
CORPORATE BONDS & NOTES 10.8%
BANKING & FINANCE 8.0%
AerCap Ireland Capital DAC
3.000% due 10/29/2028		$1,000	$953
3.300% due 01/30/2032		1,000	907
American Express Co.
5.284% due 07/26/2035 •		2,000	2,026
5.442% due 01/30/2036 •		300	306
Ares Strategic Income Fund 5.450% due 09/09/2028		1,600	1,601
Avolon Holdings Funding Ltd. 3.250% due 02/15/2027		800	780
Bank of America Corp.
1.734% due 07/22/2027 •		1,100	1,069
5.202% due 04/25/2029 •		1,000	1,022
Bank of Nova Scotia 5.450% due 08/01/2029		3,400	3,532
Barclays PLC
5.690% due 03/12/2030 •		1,500	1,552
7.437% due 11/02/2033 •		1,100	1,249
Capital One NA
3.450% due 07/27/2026		1,700	1,682
4.650% due 09/13/2028		2,700	2,715
Credit Suisse AG AT1 Claim		5,820	698
Deutsche Bank AG 1.375% due 09/03/2026 •	EUR	2,400	2,822
Extra Space Storage LP 5.400% due 06/15/2035		$400	402
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	900	1,055
Ford Motor Credit Co. LLC
2.900% due 02/16/2028		$200	188
5.800% due 03/05/2027		800	807
5.800% due 03/08/2029		300	301
5.918% due 03/20/2028		600	606
6.950% due 03/06/2026		200	202
6.950% due 06/10/2026		200	203
GA Global Funding Trust 5.500% due 04/01/2032		400	407
GLP Capital LP 5.625% due 09/15/2034		200	199
HSBC Holdings PLC
2.848% due 06/04/2031 •		200	183
5.887% due 08/14/2027 •		300	304
Jackson National Life Global Funding 5.600% due 04/10/2026		2,100	2,118
Mizuho Financial Group, Inc.
4.711% due 07/08/2031 •(a)		1,300	1,300
5.594% due 07/10/2035 •		200	206
Morgan Stanley 1.512% due 07/20/2027 •		2,000	1,941
Morgan Stanley Bank NA 4.952% due 01/14/2028 •		3,200	3,227
NatWest Group PLC 4.892% due 05/18/2029 •		2,679	2,706
Nomura Holdings, Inc.
2.679% due 07/16/2030		1,300	1,180
3.103% due 01/16/2030		1,900	1,776
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		1,500	1,067
Prologis LP
4.200% due 02/15/2033	CAD	200	148
5.000% due 01/31/2035		$600	600
Sumitomo Mitsui Financial Group, Inc. 4.660% due 07/08/2031 •(a)		1,300	1,300
UBS Group AG 3.091% due 05/14/2032 •		1,300	1,180

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

VICI Properties LP 4.750% due 02/15/2028	1,800	1,811

		48,331

INDUSTRIALS 1.5%
AngloGold Ashanti Holdings PLC 3.375% due 11/01/2028	2,000	1,910
Bayer U.S. Finance LLC
6.125% due 11/21/2026	200	203
6.375% due 11/21/2030	400	425
DAE Funding LLC 3.375% due 03/20/2028	900	867
Imperial Brands Finance PLC 3.500% due 07/26/2026	200	198
MPLX LP 2.650% due 08/15/2030	1,300	1,177
Occidental Petroleum Corp. 5.550% due 10/01/2034	2,600	2,553
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	1,200	1,181
United Airlines Pass-Through Trust 5.450% due 08/15/2038	397	401

		8,915

UTILITIES 1.3%
Eversource Energy 5.850% due 04/15/2031	2,400	2,526
Oncor Electric Delivery Co. LLC 2.700% due 11/15/2051	600	353
Pacific Gas & Electric Co.
2.100% due 08/01/2027	459	435
3.000% due 06/15/2028	1,000	950
3.300% due 12/01/2027	100	97
4.550% due 07/01/2030	1,200	1,172
5.700% due 03/01/2035	100	99
6.150% due 03/01/2055	300	280
San Diego Gas & Electric Co. 3.320% due 04/15/2050	200	135
Southern California Edison Co.
5.150% due 06/01/2029	1,500	1,516
5.950% due 11/01/2032	425	437

		8,000

Total Corporate Bonds & Notes (Cost $64,819)		65,246

U.S. GOVERNMENT AGENCIES 56.7%
Fannie Mae
4.202% due 10/01/2029 ~	4,400	4,418
4.770% due 07/25/2037 •	4	4
4.800% due 07/25/2037 •	9	9
4.820% due 09/25/2035 •	22	22
4.930% due 06/01/2029	1,900	1,949
5.255% due 11/25/2054 •	2,795	2,780
5.402% due 07/25/2055	600	600
Freddie Mac
2.862% due 07/25/2054 ~	1,800	1,689
4.000% due 01/01/2048	927	879
5.128% due 10/15/2037 •	10	10
5.505% due 02/25/2055 •	493	495
6.000% due 04/01/2040	2	2
Ginnie Mae
4.789% due 08/20/2047 •	260	254
6.000% due 12/15/2038	27	28
Ginnie Mae, TBA
4.000% due 07/01/2055	11,670	10,852
4.500% due 07/01/2055	6,430	6,156
5.000% due 08/01/2055	19,070	18,724
U.S. Small Business Administration
5.290% due 12/01/2027	3	3
5.720% due 01/01/2029	97	97
6.020% due 08/01/2028	50	51
Uniform Mortgage-Backed Security
3.500% due 12/01/2047 - 08/01/2048	7,293	6,689
4.000% due 01/01/2026 - 03/01/2026	2	2
4.500% due 08/01/2052 - 12/01/2053	3,980	3,818
6.000% due 09/01/2035 - 05/01/2041	327	342
7.500% due 08/01/2025 - 11/01/2037	21	21
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	19,900	17,223
4.000% due 07/01/2055 - 08/01/2055	35,030	32,571
4.500% due 07/01/2055 - 08/01/2055	22,047	21,090
5.000% due 08/01/2055	14,240	13,948
5.500% due 08/01/2055	21,350	21,331

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

6.000% due 08/01/2055		69,190	70,249
6.500% due 08/01/2055		103,940	107,174

Total U.S. Government Agencies (Cost $340,743)			343,480

U.S. TREASURY OBLIGATIONS 0.5%
U.S. Treasury Inflation Protected Securities (d)
0.750% due 02/15/2045 (g)(i)		1,771	1,294
1.000% due 02/15/2046 (g)		2,491	1,889

Total U.S. Treasury Obligations (Cost $4,690)			3,183

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.9%
Adjustable Rate Mortgage Trust 6.051% due 11/25/2037 ~		4,058	2,690
American Home Mortgage Assets Trust 5.319% due 11/25/2046 •		6,038	1,466
Atrium Hotel Portfolio Trust 6.109% due 12/15/2036 •		4,600	4,455
Avon Finance 5.139% due 12/28/2049 •	GBP	3,025	4,160
BCAP LLC Trust 4.762% due 03/26/2037 ~		$4,012	1,686
Bear Stearns ALT-A Trust
4.243% due 11/25/2035 ~		2,506	1,354
4.506% due 11/25/2035 ~		86	79
ChaseFlex Trust 5.034% due 07/25/2037 •		2,384	2,107
Citigroup Mortgage Loan Trust
4.504% due 01/25/2037 •		2	1
6.170% due 09/25/2062		5,006	5,004
6.300% due 03/25/2036 •		34	34
Citigroup Mortgage Loan Trust, Inc. 6.686% due 08/25/2035 ~		6	6
CitiMortgage Alternative Loan Trust 5.034% due 04/25/2037		814	672
Countrywide Alternative Loan Trust
4.674% due 12/25/2046 •		2,109	1,876
4.754% due 02/25/2047 •		8	8
4.754% due 09/25/2047 •		1,105	1,024
4.834% due 06/25/2037 •		29	27
5.399% due 02/25/2036 •		3	3
5.750% due 02/25/2037		666	327
6.000% due 08/25/2035		1,044	400
6.000% due 06/25/2047		1,734	876
Countrywide Home Loan Mortgage Pass-Through Trust
4.607% due 11/25/2037 ~		409	391
5.138% due 11/25/2034 ~		2	2
5.500% due 11/25/2035		19	10
Credit Suisse Mortgage Capital Mortgage-Backed Trust 2.000% due 01/25/2060 ~		2,480	2,196
Deutsche Alt-A Securities Mortgage Loan Trust 5.094% due 08/25/2037 •		1,608	1,304
GSR Mortgage Loan Trust 4.429% due 11/25/2035 ~		1	1
HarborView Mortgage Loan Trust
4.772% due 12/19/2036 •		136	124
4.812% due 01/19/2038 •		186	163
4.842% due 12/19/2036 •		699	549
JP Morgan Mortgage Trust
5.198% due 08/25/2034 ~		9	9
5.750% due 01/25/2036		10	5
6.373% due 07/25/2035 ~		610	619
JP Morgan Resecuritization Trust
2.939% due 06/26/2037 ~		3,950	3,022
4.559% due 06/26/2037 •		831	831
Lehman Mortgage Trust 5.084% due 11/25/2036 •		1,091	511
Lehman XS Trust 4.884% due 08/25/2046 •		955	976
MASTR Adjustable Rate Mortgages Trust 5.199% due 12/25/2046 •		4,975	4,054
Merrill Lynch Mortgage Investors Trust 5.232% due 09/25/2035 ~		38	30
Morgan Stanley Mortgage Loan Trust 5.364% due 11/25/2035 •		302	302
MortgageIT Securities Corp. Mortgage Loan Trust 4.894% due 06/25/2047 •		592	519
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 ~		1,305	1,254
2.750% due 11/25/2059 ~		2,366	2,268
New York Mortgage Trust Loan Trust 5.250% due 07/25/2062 þ		3,109	3,107
PRKCM Trust 7.225% due 11/25/2058 þ		1,012	1,028

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

Residential Accredit Loans, Inc. Trust
4.804% due 08/25/2036 •		268	244
4.834% due 05/25/2047 •		2,774	2,547
Stratton Mortgage Funding PLC 5.389% due 06/20/2060 •	GBP	742	1,020
Structured Adjustable Rate Mortgage Loan Trust 5.207% due 04/25/2035 ~		$43	40
Structured Asset Mortgage Investments Trust 4.554% due 08/25/2036 •		3,059	2,697
Structured Asset Securities Corp. 4.784% due 04/25/2035 •		1,057	952
Taurus U.K. DAC 5.087% due 05/17/2031 •	GBP	1,191	1,633
Towd Point Mortgage Funding 5.223% due 07/20/2053 •		1,931	2,657
Trinity Square PLC 5.217% due 07/15/2059 ~		886	1,220
UBS Commercial Mortgage Trust 3.504% due 12/15/2050		$1,402	1,386
Verus Securitization Trust 4.910% due 06/25/2067 þ		2,207	2,198
WaMu Mortgage Pass-Through Certificates Trust
3.496% due 01/25/2037 ~		114	98
4.408% due 06/25/2037 ~		402	361
4.579% due 08/25/2036 ~		51	46
5.129% due 01/25/2047 •		8	7
5.148% due 12/25/2035 ~		673	637
5.169% due 05/25/2047 •		1,602	1,396
5.594% due 11/25/2045 •		1,337	1,262
5.899% due 09/25/2046 •		21	20
5.899% due 10/25/2046 •		15	14
Wells Fargo Mortgage-Backed Securities Trust 6.928% due 12/25/2036 ~		48	47

Total Non-Agency Mortgage-Backed Securities (Cost $78,594)			72,012

ASSET-BACKED SECURITIES 28.4%
AUTOMOBILE SEQUENTIAL 2.6%
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028		2,400	2,468
Carvana Auto Receivables Trust
5.620% due 01/10/2029		300	302
6.410% due 09/10/2027		239	239
Citizens Auto Receivables Trust
5.110% due 04/17/2028		500	503
5.430% due 10/15/2026		125	125
Hertz Vehicle Financing LLC 5.440% due 01/25/2029		4,200	4,269
Lendbuzz Securitization Trust 7.500% due 12/15/2028		2,813	2,874
M&T Bank Auto Receivables Trust 5.590% due 02/17/2032		217	217
Research-Driven Pagaya Motor Asset Trust
2.650% due 03/25/2030		528	517
5.320% due 09/25/2030		413	414
5.380% due 11/25/2030		401	401
SCCU Auto Receivables Trust
5.110% due 06/15/2029		1,600	1,610
5.450% due 12/15/2027		1,072	1,074
Tricolor Auto Securitization Trust 6.610% due 10/15/2027		261	263
Veros Auto Receivables Trust 7.120% due 11/15/2028		193	193

			15,469

CMBS OTHER 2.0%
M360 Ltd. 6.686% due 11/22/2038 •		3,100	3,049
MF1 LLC 6.953% due 09/17/2037 •		2,383	2,392
MF1 Ltd. 6.068% due 02/19/2037 •		6,100	6,088
Ready Capital Mortgage Financing LLC 5.634% due 11/25/2036 •		240	240

			11,769

HOME EQUITY OTHER 10.0%
ABFC Trust 4.694% due 01/25/2037 •		1,621	1,164
Bear Stearns Asset-Backed Securities Trust 4.754% due 08/25/2036 •		239	232

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

Citigroup Mortgage Loan Trust
4.494% due 07/25/2045 •	71	49
4.754% due 12/25/2036 •	1,966	1,078
Countrywide Asset-Backed Certificates Trust
4.467% due 05/25/2036 •	1,114	1,102
4.624% due 11/25/2037 •	88	84
4.684% due 06/25/2047 •	595	575
4.714% due 06/25/2037 •	534	509
4.714% due 06/25/2047 •	601	540
4.954% due 12/25/2036 •	1,962	1,874
4.974% due 03/25/2036 •	681	602
Credit-Based Asset Servicing & Securitization LLC 4.554% due 07/25/2037 •	5	3
Fieldstone Mortgage Investment Trust 5.169% due 12/25/2035 •	807	799
Fremont Home Loan Trust
4.634% due 08/25/2036 •	80	25
4.774% due 02/25/2036 •	691	670
GSAA Home Equity Trust
4.179% due 03/25/2036 ~	3,064	1,825
4.834% due 03/25/2037 •	3,925	1,073
GSAMP Trust
4.894% due 01/25/2037 •	2,700	2,323
5.754% due 12/25/2034 •	811	711
Home Equity Loan Trust 4.774% due 04/25/2037 •	5,300	4,679
Home Equity Mortgage Loan Asset-Backed Trust
5.014% due 11/25/2034 •	108	107
5.499% due 08/25/2035 •	2,000	1,971
JP Morgan Mortgage Acquisition Trust 4.644% due 10/25/2036 •	8	8
Long Beach Mortgage Loan Trust
4.874% due 02/25/2036 •	1,097	1,082
5.349% due 08/25/2035 •	1,700	1,541
MASTR Specialized Loan Trust
4.954% due 02/25/2036 •	252	247
4.954% due 06/25/2046 •	1,098	1,076
Merrill Lynch Mortgage Investors Trust 4.654% due 08/25/2037 •	5,046	2,472
Morgan Stanley ABS Capital, Inc. Trust
4.534% due 07/25/2036 •	3	1
4.649% due 03/25/2037 •	13,071	5,182
4.754% due 09/25/2036 •	2,231	962
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 þ	3,442	1,125
Option One Mortgage Loan Trust
4.534% due 07/25/2036 •	1,813	787
4.564% due 07/25/2037 •	2,140	1,379
4.654% due 04/25/2037 •	1,919	1,318
4.654% due 05/25/2037 •	1,130	681
4.714% due 01/25/2037 •	2,534	1,487
4.744% due 04/25/2037 •	247	140
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.159% due 02/25/2035 •	6,262	5,746
Popular ABS Mortgage Pass-Through Trust 4.929% due 07/25/2036 •	1,829	1,748
Renaissance Home Equity Loan Trust 5.586% due 11/25/2036	3,588	1,161
Residential Asset Mortgage Products Trust 5.499% due 05/25/2035 •	2,283	2,220
Residential Asset Securities Corp. Trust 5.034% due 02/25/2036 •	52	52
Securitized Asset-Backed Receivables LLC Trust
4.914% due 07/25/2036 •	876	344
5.079% due 10/25/2035 •	1,109	897
SG Mortgage Securities Trust 4.794% due 02/25/2036 •	3,807	1,873
Soundview Home Loan Trust
4.554% due 11/25/2036 •	6	2
4.604% due 07/25/2037 •	949	838
4.734% due 03/25/2037 •	215	206
4.934% due 10/25/2036 •	2,368	2,270
5.274% due 08/25/2035 •	1,654	1,511
Structured Asset Securities Corp. Mortgage Loan Trust 4.664% due 05/25/2047 •	510	499

		60,850

HOME EQUITY SEQUENTIAL 0.0%
BNC Mortgage Loan Trust 3.915% due 10/25/2036 •	27	27

WHOLE LOAN COLLATERAL 1.5%
Citigroup Mortgage Loan Trust, Inc. 4.884% due 10/25/2036 •	134	134

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

PRET LLC
4.744% due 07/25/2051 þ		1,051	1,046
4.843% due 09/25/2051 þ		3,316	3,307
6.721% due 07/25/2051 þ		2,945	2,949
Securitized Asset-Backed Receivables LLC Trust 4.934% due 05/25/2036 •		2,681	1,382
Specialty Underwriting & Residential Finance Trust 5.000% due 12/25/2036 •		398	393

			9,211

OTHER ABS 12.3%
ACHV ABS Trust 5.430% due 10/27/2031		1,280	1,288
Anchorage Credit Funding Ltd.
2.871% due 01/28/2039		300	285
2.875% due 07/27/2039		300	282
3.928% due 04/25/2038		400	393
4.300% due 07/25/2036		328	325
4.620% due 04/25/2037		241	240
Bain Capital Euro CLO DAC 2.976% due 01/20/2032 •	EUR	1,936	2,275
Blackrock European CLO DAC 2.899% due 10/15/2031 •		1,996	2,344
Cairn CLO DAC 3.059% due 10/15/2031 •		1,603	1,885
Carlyle Euro CLO DAC
2.979% due 01/15/2031 •		1,087	1,280
3.033% due 08/15/2032 •		3,465	4,065
CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •		1,545	1,820
2.929% due 10/15/2031 •		3,767	4,440
DLLAA LLC 5.930% due 07/20/2026		$48	48
Euro-Galaxy CLO DAC 2.811% due 04/24/2034 •	EUR	2,292	2,694
GreenSky Home Improvement Trust 5.550% due 06/25/2059		$1,300	1,332
Griffith Park CLO DAC 2.795% due 11/21/2031 •	EUR	2,988	3,512
Harvest CLO DAC
1.040% due 07/15/2031		744	850
2.916% due 10/20/2031 •		3,582	4,218
2.919% due 10/15/2031 •		1,198	1,411
3.039% due 07/15/2031 •		5,875	6,925
Jubilee CLO DAC 2.929% due 04/15/2031 •		1,361	1,596
KKR CLO Ltd.
5.471% due 07/18/2030 •		$337	337
6.131% due 07/18/2030 •		4,200	4,213
Nelnet Student Loan Trust
6.502% due 02/20/2041 •		330	337
6.640% due 02/20/2041		275	285
Pagaya Point of Sale Holdings Grantor Trust 5.715% due 01/20/2034		1,800	1,812
Romark Credit Funding Ltd. 2.625% due 10/25/2039		400	376
Sculptor European CLO DAC 3.055% due 01/14/2032 •	EUR	6,933	8,157
Segovia European CLO DAC 3.116% due 07/20/2032 •		2,631	3,104
SMB Private Education Loan Trust
4.550% due 02/16/2055		$3,871	3,818
5.500% due 06/17/2052		1,735	1,779
5.853% due 11/15/2052 •		457	462
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		1,274	1,227
TCI-Symphony CLO Ltd. 6.053% due 10/13/2032		4,900	4,930
Theorem Funding Trust 6.060% due 12/15/2028		76	76
Upstart Pass-Through Trust 3.800% due 04/20/2030		256	255

			74,676

Total Asset-Backed Securities (Cost $185,496)			172,002

SOVEREIGN ISSUES 8.2%
Brazil Letras do Tesouro Nacional
0.000% due 10/01/2025 (c)	BRL	32,800	5,823
0.000% due 04/01/2026 (c)		31,700	5,256
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	1,300	996
Japan Government International Bond 2.400% due 03/20/2055	JPY	380,000	2,424

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

Mexican Udibonos
2.750% due 11/27/2031 (d)	MXN	13,516	638
3.000% due 12/03/2026 (d)		39,954	2,085
4.000% due 11/30/2028 (d)		8,203	429
4.000% due 08/24/2034 (d)		60,781	3,014
Peru Government International Bond
5.400% due 08/12/2034	PEN	13,900	3,714
6.150% due 08/12/2032		49,500	14,454
6.950% due 08/12/2031		881	270
7.300% due 08/12/2033		5,300	1,633
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	25,200	1,310
8.000% due 01/31/2030		27,700	1,539
8.250% due 03/31/2032		13,800	744
8.500% due 01/31/2037		17,000	836
9.000% due 01/31/2040		73,100	3,570
Turkiye Government International Bond
49.053% due 05/20/2026 ~	TRY	300	8
49.053% due 08/19/2026 ~		300	8
49.053% due 05/17/2028 ~		35,200	857

Total Sovereign Issues (Cost $46,538)			49,608

SHORT-TERM INSTRUMENTS 33.0%
COMMERCIAL PAPER 4.9%
Alimentation Couche-Tard, Inc. 4.640% due 07/29/2025		$3,350	3,337
Amrize Finance U.S. LLC 4.670% due 07/16/2025		2,930	2,924
Bacardi-Martini BV 4.950% due 07/10/2025		2,900	2,896
Canadian Natural Resources Ltd. 4.900% due 08/06/2025 (a)		2,070	2,060
CBRE Services, Inc. 4.690% due 07/10/2025		2,970	2,966
Crown Castle, Inc.
5.030% due 07/22/2025		1,590	1,585
5.030% due 07/24/2025		2,110	2,103
Enbridge U.S., Inc. 4.600% due 07/11/2025		2,060	2,057
Harley-Davidson Financial Services, Inc. 5.070% due 08/04/2025		630	627
HCA, Inc.
4.950% due 08/15/2025		740	735
5.000% due 08/22/2025		2,970	2,949
Intel Corp. 4.590% due 07/03/2025		2,870	2,869
Jones Lang LaSalle Finance BV 4.650% due 07/09/2025		2,930	2,927

			30,035

REPURCHASE AGREEMENTS (e) 15.4%			93,100

U.S. TREASURY BILLS 12.7%
4.287% due 07/03/2025 - 10/21/2025 (b)(c)(g)(i)		77,334	76,943

Total Short-Term Instruments (Cost $200,083)			200,078

Total Investments in Securities (Cost $920,963)			905,609

		SHARES
INVESTMENTS IN AFFILIATES 12.9%
SHORT-TERM INSTRUMENTS 12.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 12.9%
PIMCO Short-Term Floating NAV Portfolio III		8,049,636	78,379

Total Short-Term Instruments (Cost $78,362)			78,379

Total Investments in Affiliates (Cost $78,362)			78,379

Total Investments 162.4% (Cost $999,325)			$983,988
Financial Derivative Instruments (f)(h) (3.3)%(Cost or Premiums, net $11,050)			(19,918)
Other Assets and Liabilities, net (59.1)%			(358,003)

Net Assets 100.0%			$606,067

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3)
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.440%	07/01/2025	07/02/2025	$40,100	U.S. Treasury Notes 4.125% due 10/31/2029	$(40,962)	$40,100	$40,100
4.450	06/30/2025	07/01/2025	45,000	U.S. Treasury Notes 4.250% due 02/28/2029	(45,983)	45,000	45,006
DEU	4.470	07/01/2025	07/02/2025	100	U.S. Treasury Bonds 2.375% due 02/15/2042	(102)	100	100
SAL	4.410	06/30/2025	07/01/2025	7,900	U.S. Treasury Bills 0.000% due 10/07/2025	(8,061)	7,900	7,901

Total Repurchase Agreements	$(95,108)	$93,100	$93,107

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.9)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$39,800	$(35,605)	$(35,827)

Total Short Sales (5.9)%	$(35,605)	$(35,827)

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini Russell 2000 Index September Futures	09/2025	517	$56,655	$1,577	$75	$0
U.S. Treasury 2-Year Note September Futures	09/2025	8	1,664	6	0	0
U.S. Treasury 5-Year Note September Futures	09/2025	716	78,044	736	95	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	208	23,767	497	101	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	11	1,310	41	15	0

$2,857	$286	$0

SHORT FUTURES CONTRACTS
Variation Margin(7)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note September Futures	09/2025	235	$(26,349)	$(374)	$0	$(73)
U.S. Treasury Long-Term Bond September Futures	09/2025	7	(808)	(23)	0	(7)

$(397)	$0	$(80)

Total Futures Contracts	$2,460	$286	$(80)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.238%	EUR	400	$2	$0	$2	$0	$0
BNP Paribas SNR	1.000	Quarterly	12/20/2025	0.164	100	1	0	1	0	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.256	800	(4)	21	17	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	$1,400	9	4	13	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	200	2	0	2	0	0
Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321	2,000	13	1	14	0	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	400	3	0	3	1	0

$26	$26	$52	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-42 5-Year Index	(1.000)%	Quarterly	06/20/2029	$600	$(13)	$(1)	$(14)	$0	$0
CDX.IG-43 5-Year Index	(1.000)	Quarterly	12/20/2029	67,920	(1,519)	(31)	(1,550)	0	(34)
CDX.IG-44 5-Year Index	(1.000)	Quarterly	06/20/2030	122,200	(2,097)	(647)	(2,744)	0	(68)

$(3,629)	$(679)	$(4,308)	$0	$(102)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$3,956	$(145)	$158	$13	$6	$0
CDX.EM-35 5-Year Index	1.000	Quarterly	06/20/2026	92	(3)	3	0	0	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	800	(68)	70	2	2	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	7	0	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	900	(45)	41	(4)	2	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(8)	6	(2)	1	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	500	(15)	8	(7)	1	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	500	(18)	6	(12)	1	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	0	7	7	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	3,200	230	10	240	11	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	4,800	225	143	368	17	0
CDX.IG-35 5-Year Index	1.000	Quarterly	12/20/2025	900	20	(16)	4	0	0
CDX.IG-36 5-Year Index	1.000	Quarterly	06/20/2026	3,200	78	(50)	28	0	0
CDX.IG-37 5-Year Index	1.000	Quarterly	12/20/2026	800	18	(8)	10	0	0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	400	4	2	6	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	300	4	1	5	0	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,300	19	8	27	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	100	2	0	2	0	0

$291	$396	$687	$41	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	58,465	$(1,406)	$679	$(727)	$0	$(3)
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033	300	(2)	14	12	0	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034	200	(1)	6	5	0	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	400	(1)	(2)	(3)	0	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.982	Annual	09/30/2026	$7,300	0	3	3	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	2,000	(2)	(14)	(16)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.842	Annual	02/28/2029	5,600	0	77	77	6	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	19,300	175	(427)	(252)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,000	(2)	(15)	(17)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	28,890	284	(214)	70	0	(53)
Receive	1-Day USD-SOFR Compounded-OIS	1.063	Semi-Annual	03/15/2031	50,900	332	6,636	6,968	0	(85)
Pay	1-Day USD-SOFR Compounded-OIS	3.809	Annual	06/30/2031	31,900	0	470	470	69	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	11,700	34	(162)	(128)	0	(28)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	58,300	5,978	493	6,471	0	(136)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032	17,800	(466)	148	(318)	46	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	7,900	593	(487)	106	0	(26)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	30,950	(236)	(13)	(249)	0	(113)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	90	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	30	0	1	1	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	900	(3)	14	11	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	600	(2)	10	8	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	1,000	(4)	11	7	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	400	(2)	7	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.865	Annual	11/20/2034	300	(1)	5	4	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	2,260	(14)	7	(7)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	4.015	Annual	12/30/2034	300	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	600	(2)	14	12	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	500	(1)	7	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.850	Annual	01/08/2035	300	(1)	5	4	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	300	(1)	6	5	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.896	Annual	01/08/2035	400	(1)	8	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	600	(2)	12	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	700	(2)	13	11	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	01/15/2035	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	700	(2)	20	18	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	300	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	300	(1)	11	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	700	(2)	25	23	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035	200	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	250	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	400	(1)	(5)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	400	(1)	(6)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	500	(1)	(8)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	700	(2)	(15)	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	800	(2)	(14)	(16)	0	(3)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		500	(1)	(7)	(8)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/07/2035		900	(4)	8	4	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049		9,260	140	260	400	0	(64)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		18,700	5,245	1,629	6,874	0	(102)
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.046	Annual	11/15/2052		4,200	0	80	80	33	0
Pay(6)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	11/15/2052		4,380	0	89	89	35	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		19,050	241	1,272	1,513	0	(152)
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027	BRL	2,400	0	(1)	(1)	0	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		24,100	0	(13)	(13)	2	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		4,700	0	(1)	(1)	1	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		17,200	0	26	26	25	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		1,400	0	2	2	2	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		39,800	8	41	49	36	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	400	(1)	(2)	(3)	0	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	(1)	(1)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		200	(1)	(5)	(6)	0	0
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		500	(1)	(8)	(9)	1	0
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		500	(1)	2	1	1	0
Pay	3-Month EUR-EURIBOR	2.380	Annual	12/31/2034		300	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.510	Annual	04/09/2035		300	(1)	3	2	1	0
Receive	3-Month EUR-EURIBOR	2.520	Annual	04/09/2035		200	(1)	2	1	0	0
Receive	3-Month EUR-EURIBOR	2.550	Annual	04/16/2035		300	(1)	2	1	1	0
Receive	3-Month EUR-EURIBOR	2.530	Annual	04/23/2035		300	(1)	3	2	1	0
Receive	3-Month EUR-EURIBOR	2.450	Annual	05/05/2035		200	(1)	4	3	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	25,700	(111)	796	685	0	(29)
Receive	6-Month EUR-EURIBOR	2.280	Annual	03/04/2030	EUR	500	(1)	0	(1)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,240	(21)	17	(4)	0	(2)
Receive	6-Month EUR-EURIBOR	3.148	Annual	11/20/2033		500	(2)	(36)	(38)	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		200	(1)	(17)	(18)	0	0
Receive	6-Month EUR-EURIBOR	3.305	Annual	11/27/2033		200	(1)	(17)	(18)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		400	(2)	(28)	(30)	1	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		400	(2)	(25)	(27)	1	0
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		570	(2)	(27)	(29)	1	0
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		400	(1)	(20)	(21)	1	0
Receive	6-Month EUR-EURIBOR	2.670	Annual	04/03/2034		300	(1)	(3)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		400	(1)	(14)	(15)	0	(1)
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		300	(1)	7	6	1	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		200	(1)	(2)	(3)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		300	(1)	(3)	(4)	0	(1)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	2	1	0	(1)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		200	(1)	0	(1)	0	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		300	(1)	(3)	(4)	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		20,120	(968)	198	(770)	0	(41)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		8,300	672	344	1,016	32	0
Receive	CPURNSA	2.502	Maturity	03/25/2030		$100	0	0	0	0	0
Receive	CPURNSA	2.520	Maturity	03/27/2030		12,600	0	(30)	(30)	1	0
Receive	CPURNSA	2.544	Maturity	04/07/2030		9,300	(64)	27	(37)	2	0
Pay	CPURNSA	2.581	Maturity	05/16/2030		2,200	0	11	11	0	0

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	CPURNSA	2.371	Maturity	04/10/2035	19,000	0	151	151	0	(6)

$10,332	$12,038	$22,370	$341	$(900)

Total Swap Agreements	$7,020	$11,781	$18,801	$383	$(1,002)

(g)	Securities with an aggregate market value of $4,012 and cash of $18,425 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $5 for closed futures is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CNH	14,318	$1,987	$0	$(15)
07/2025	EUR	276	314	0	(12)
07/2025	$2,556	AUD	3,935	34	0
07/2025	154	NZD	256	2	0
08/2025	AUD	3,935	$2,558	0	(34)
08/2025	CNH	16,119	2,238	0	(23)
08/2025	NZD	256	154	0	(2)
08/2025	$733	CNH	5,314	12	0
BOA	07/2025	AUD	245	$160	0	(2)
07/2025	EUR	42,215	48,000	0	(1,727)
07/2025	IDR	21,551,799	1,328	0	(1)
07/2025	JPY	114,600	797	1	0
07/2025	$833	CHF	681	25	0
07/2025	1,734	IDR	28,176,374	3	0
07/2025	876	KRW	1,194,796	7	0
07/2025	5,192	PEN	18,823	121	0
07/2025	110	SGD	141	1	0
08/2025	CNH	4,213	$589	0	(2)
08/2025	SGD	141	110	0	(1)
08/2025	TWD	290	9	0	(1)
08/2025	$714	TWD	22,577	71	0
10/2025	1,317	PEN	4,864	52	0
12/2025	PEN	18,892	$5,192	0	(117)
BPS	07/2025	BRL	16,147	2,870	0	(102)
07/2025	IDR	21,539,187	1,320	0	(7)
07/2025	INR	328,183	3,820	0	(8)
07/2025	SEK	865	90	0	(1)
07/2025	THB	556	17	0	0
07/2025	TRY	7,535	183	0	(2)
07/2025	TWD	52,017	1,601	0	(190)
07/2025	$2,924	BRL	16,147	48	0
07/2025	841	IDR	13,727,110	5	0
07/2025	1,830	KRW	2,482,921	6	0
07/2025	70	THB	2,293	1	0
07/2025	3,743	TWD	111,324	83	0
08/2025	CAD	262	$192	0	(1)
08/2025	CNH	29,834	4,152	0	(32)
08/2025	TWD	185,675	5,743	0	(712)
08/2025	$697	CNH	5,074	15	0
08/2025	573	INR	49,797	7	0
08/2025	2,257	TWD	73,775	307	0
10/2025	BRL	6,900	$1,152	0	(89)
10/2025	$12,171	BRL	74,300	1,193	0
BRC	07/2025	ILS	2,497	$717	0	(24)
07/2025	KRW	75,855	56	0	(1)
07/2025	PLN	73	19	0	(1)
07/2025	TRY	43,757	1,066	0	(12)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		$9,741	GBP	7,159	86	0
	07/2025		356	ILS	1,201	1	0
	07/2025		14	JPY	2,072	0	0
	07/2025		1,574	TRY	64,775	19	0
	07/2025	ZAR	83,797		$4,636	0	(90)
	08/2025	GBP	7,159		9,742	0	(86)
	08/2025		$23	TRY	933	0	0
	09/2025	PEN	14,828		$4,059	0	(118)
	09/2025		$15	PEN	53	0	0
	12/2025		105	TRY	4,930	2	0
BSH	07/2025	PEN	3,900		$1,040	0	(61)
	07/2025		$35	DKK	231	1	0
	08/2025		2,887	PEN	10,220	0	(4)
	09/2025		9		33	0	0
	11/2025	PEN	4,312		$1,172	0	(41)
	12/2025		10,255		2,887	5	0
CBK	07/2025	BRL	86,772		15,901	0	(70)
	07/2025	KRW	6,632,956		4,837	0	(69)
	07/2025	THB	29,079		874	0	(21)
	07/2025	TWD	91,355		2,808	0	(337)
	07/2025		$1,415	AUD	2,166	11	0
	07/2025		14,680	BRL	86,772	1,291	0
	07/2025		355	IDR	5,781,600	1	0
	07/2025		76	KRW	102,868	0	0
	07/2025		1,099	PEN	3,926	8	0
	07/2025		2,332	SGD	2,995	23	0
	07/2025		5,755	TWD	171,017	133	0
	08/2025	CNH	5,943		$828	0	(5)
	08/2025	PEN	10,309		2,785	0	(123)
	08/2025	TWD	100,432		3,118	0	(373)
	08/2025		$6,722	CNH	48,299	51	0
	08/2025		4,290	INR	369,750	17	(2)
	08/2025		21	PEN	75	0	0
	08/2025		328	TWD	9,663	8	0
	09/2025	MXN	1,333		$69	0	(1)
	09/2025	PEN	10,931		3,015	0	(63)
	12/2025		4,511		1,219	0	(49)
DUB	07/2025	DKK	174		27	0	0
	07/2025	ILS	1,212		350	0	(10)
	07/2025	KRW	54,545		40	0	0
	07/2025	SGD	27		21	0	0
	07/2025		$49,109	EUR	42,331	756	0
	07/2025		36	IDR	588,489	0	0
	07/2025		70	TWD	2,085	2	0
	08/2025	CNH	1,771		$245	0	(3)
	08/2025	EUR	42,239		49,109	0	(755)
	08/2025		$392	CNH	2,811	2	0
	08/2025		27	DKK	173	0	0
	08/2025		1,988	INR	171,582	9	0
	09/2025	MXN	9,014		$468	0	(9)
FAR	07/2025	AUD	5,856		3,778	0	(76)
	07/2025	BRL	82,524		14,620	0	(569)
	07/2025	CHF	1,552		1,885	0	(71)
	07/2025	CNH	7,283		1,013	0	(5)
	07/2025	DKK	236		37	0	0
	07/2025	JPY	592,471		4,070	0	(44)
	07/2025	KRW	2,369,123		1,750	0	(2)
	07/2025	PEN	18,833		5,121	0	(195)
	07/2025	SGD	69		54	0	(1)
	07/2025		$15,122	BRL	82,524	67	0
	07/2025		1,086	CHF	870	10	0
	07/2025		7,969	JPY	1,143,254	0	(30)
	07/2025		1,750	KRW	2,368,295	2	0
	07/2025		893	PLN	3,293	20	0
	07/2025		89	SGD	113	0	0
	08/2025	CHF	866		$1,086	0	(10)
	08/2025	CNH	1,682		235	0	(1)
	08/2025	SGD	130		102	0	0
	08/2025		$37	DKK	236	0	0
	08/2025		950	INR	82,177	7	0
	08/2025		4,070	JPY	590,292	44	0
	09/2025	MXN	92,736		$4,763	0	(140)
	09/2025		$5,493	BRL	30,806	90	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	4,493		$1,224	0	(39)
GLM	07/2025	TWD	9,907		305	0	(37)
	07/2025		$84	IDR	1,368,780	0	0
	07/2025		34	SGD	44	0	0
	07/2025		30	TWD	960	4	0
	07/2025	ZAR	349		$19	0	0
	08/2025	SGD	44		34	0	0
	09/2025	PEN	2,864		781	0	(25)
	10/2025	BRL	100,200		16,275	0	(1,747)
IND	07/2025		$92	SEK	866	0	0
	08/2025	SEK	864		$92	0	0
JPM	07/2025	BRL	1,733		318	0	(1)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	CNH	13,799		1,912	0	(18)
	07/2025	KRW	433,216		317	0	(4)
	07/2025	NZD	256		153	0	(3)
	07/2025	PLN	780		208	0	(9)
	07/2025	SGD	1,838		1,431	0	(15)
	07/2025	TWD	52,654		1,619	0	(194)
	07/2025		$296	BRL	1,733	23	0
	07/2025		27	DKK	179	1	0
	07/2025		1,607	PLN	5,939	40	0
	07/2025		72	SGD	92	1	0
	07/2025		328	TWD	9,736	7	0
	07/2025	ZAR	23,760		$1,330	0	(10)
	08/2025	CNH	16,499		2,292	0	(22)
	08/2025	SGD	92		72	0	(1)
	08/2025	TWD	82,971		2,540	0	(344)
	08/2025		$244	CNH	1,743	1	0
	08/2025		641	INR	55,539	6	0
	08/2025		1,428	TWD	46,508	189	0
	04/2026	BRL	31,700		$5,378	0	(76)
MBC	07/2025	CAD	10,121		7,369	0	(63)
	07/2025	CNH	6,615		918	0	(7)
	07/2025	EUR	401		458	0	(14)
	07/2025	GBP	1,047		1,417	0	(20)
	07/2025	HKD	1,029		132	0	0
	07/2025	PLN	558		149	0	(6)
	07/2025	SGD	4,416		3,442	0	(31)
	07/2025	THB	14,597		441	0	(8)
	07/2025	TWD	21,625		664	0	(81)
	07/2025		$7,380	CAD	10,123	54	0
	07/2025		645	EUR	560	14	0
	07/2025		91	IDR	1,481,147	0	0
	07/2025		349	JPY	50,149	0	(1)
	07/2025		1,902	SGD	2,459	32	0
	07/2025		12	TWD	352	0	0
	08/2025	CAD	6,268		$4,568	0	(43)
	08/2025	CNH	6,634		918	0	(12)
	08/2025	EUR	214		251	0	(1)
	08/2025	SGD	2,454		1,902	0	(33)
	08/2025	TWD	33,218		1,025	0	(130)
	08/2025		$1,619	CNH	11,696	21	0
MYI	07/2025	JPY	199,235		$1,367	0	(17)
	07/2025		$179	JPY	25,826	1	0
	07/2025		77	NOK	774	0	0
	07/2025		5	PLN	17	0	0
	08/2025	CNH	1,714		$239	0	(1)
	08/2025	NOK	774		77	0	0
	08/2025		$183	CNH	1,324	2	0
	08/2025		1,367	JPY	198,503	17	0
	09/2025		1,496	MXN	28,612	16	0
NGF	07/2025		1,005	IDR	16,382,641	5	0
RYL	08/2025	CNH	8,505		$1,171	0	(21)
SCX	07/2025	CAD	265		194	0	(1)
	07/2025	ILS	18		5	0	0
	07/2025	JPY	2,220		15	0	0
	07/2025	PEN	6,817		1,826	0	(97)
	07/2025	TWD	2,072		71	0	0
	07/2025		$391	IDR	6,365,772	2	0
	07/2025		380	SGD	490	5	0
	07/2025		620	THB	20,137	0	0
	07/2025		1,861	TWD	54,255	7	0
	08/2025	CNH	2,954		$413	0	(1)
	08/2025	SGD	489		380	0	(6)
	08/2025	TWD	12,128		372	0	(50)
	08/2025		$2,504	CNH	18,097	33	0
	08/2025		671	INR	57,570	0	0
	08/2025		15	JPY	2,211	0	0
SOG	07/2025	JPY	328,832		$2,278	0	(5)
	08/2025		$4	INR	332	0	0
	08/2025		2,278	JPY	327,626	6	0
SSB	07/2025	GBP	6,112		$8,276	0	(114)
UAG	07/2025	ILS	183		51	0	(3)
	07/2025	KRW	75,698		56	0	0
	07/2025	NOK	855		84	0	(1)
	07/2025	THB	2,318		70	0	(2)
	07/2025		$116	JPY	16,851	1	0
	07/2025		56	KRW	75,735	0	0
	08/2025		730	CNH	5,302	13	0
	12/2025	TRY	4,930		$105	0	(2)

Total Forward Foreign Currency Contracts						$5,161	$(9,869)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	90,200	$434	$312
CBK	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	6.050	10/30/2025	16,500	4	0

Total Purchased Options	$438	$312

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	700	$(1)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,600	(1)	0
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	700	(1)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	500	(1)	0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	100	0	0

$(4)	$0

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

UAG	Call - OTC USD versus TRY	TRY	54.000	12/16/2025	900	$(30)	$(25)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830%	10/30/2025	90,200	$(161)	$(53)
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	90,200	(268)	(125)

$(429)	$(178)

Total Written Options	$(463)	$(203)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	Petroleos Mexicanos «	4.850%	Monthly	07/06/2026	0.000%	$994	$0	$6	$6	$0
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	100	(1)	1	0	0

$(1)	$7	$6	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	1,674	$325	$38	$363	$0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,544	695	74	769	0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$1,720	(473)	338	0	(135)
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	EUR	2,067	413	36	449	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	14,865	3,096	131	3,227	0

$4,056	$617	$4,808	$(135)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	RU20INTR Index	330	4.650%	Monthly	07/09/2025	$3,909	$0	$(14)	$0	$(14)
Receive	RU20INTR Index	325	4.560	Monthly	08/06/2025	3,850	0	(13)	0	(13)

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

	Receive	RU20INTR Index	286	4.730	Monthly	10/01/2025	3,388	0	(12)	0	(12)
CIB	Receive	RU20INTR Index	26,462	4.930% (FEDL01 plus a specified spread)	Maturity	03/04/2026	331,620	0	(24,818)	0	(24,818)
MBC	Receive	RU20INTR Index	247	4.770	Monthly	07/09/2025	2,926	0	(11)	0	(11)
	Receive	RU20INTR Index	18,730	5.000	Maturity	04/08/2026	213,145	0	5,278	5,278	0

								$0	$(19,590)	$5,278	$(24,868)

Total Swap Agreements								$4,055	$(18,966)	$10,092	$(25,003)

(i)

Securities with an aggregate market value of $28,613 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)						Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$1,300	$47,031	$0		$48,331
Industrials						0	8,915	0		8,915
Utilities						0	8,000	0		8,000
U.S. Government Agencies						0	343,480	0		343,480
U.S. Treasury Obligations						0	3,183	0		3,183
Non-Agency Mortgage-Backed Securities						0	72,012	0		72,012
Asset-Backed Securities
Automobile Sequential						0	15,469	0		15,469
CMBS Other						0	11,769	0		11,769
Home Equity Other						0	60,850	0		60,850
Home Equity Sequential						0	27	0		27
Whole Loan Collateral						0	9,211	0		9,211
Other ABS						0	74,676	0		74,676
Sovereign Issues						0	49,608	0		49,608
Short-Term Instruments
Commercial Paper						0	30,035	0		30,035
Repurchase Agreements						0	93,100	0		93,100
U.S. Treasury Bills						0	76,943	0		76,943

						$1,300	$904,309	$0		$905,609
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes						$78,379	$0	$0		$78,379

Total Investments						$79,679	$904,309	$0		$983,988

Short Sales, at Value - Liabilities
U.S. Government Agencies						$0	$(35,827)	$0		$(35,827)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						75	594	0		669
Over the counter						0	15,559	6		15,565

						$75	$16,153	$6		$16,234
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(1,082)	0		(1,082)
Over the counter						0	(34,940)	(135)		(35,075)

						$0	$(36,022)	$(135)		$(36,157)

Total Financial Derivative Instruments						$75	$(19,869)	$(129)		$(19,923)

Totals						$79,754	$848,613	$(129)		$928,238

Schedule of Investments PIMCO StocksPLUS® Small Fund (Cont.)	June 30, 2025 (Unaudited)

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Total Return ESG Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 132.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.0%
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(f)	EUR	378	$445

Total Loan Participations and Assignments (Cost $392)			445

CORPORATE BONDS & NOTES 28.0%
BANKING & FINANCE 14.2%
BlueHub Loan Fund, Inc.
2.890% due 01/01/2027		$1,300	1,261
3.099% due 01/01/2030		3,400	3,060
Boston Properties LP 2.550% due 04/01/2032		1,100	929
BPCE SA 6.714% due 10/19/2029 •		3,800	4,026
Brookfield Finance, Inc. 2.724% due 04/15/2031		17,900	16,193
Citibank NA 4.876% due 11/19/2027 •		7,200	7,246
Community Preservation Corp. 2.867% due 02/01/2030		15,000	13,801
Cooperatieve Rabobank UA 1.004% due 09/24/2026 •		2,000	1,983
Corp. Inmobiliaria Vesta SAB de CV 3.625% due 05/13/2031		10,000	8,850
CPI Property Group SA 4.000% due 01/22/2028 þ	GBP	3,100	4,060
CTP NV 0.625% due 09/27/2026	EUR	6,500	7,458
Digital Dutch Finco BV 1.500% due 03/15/2030		4,300	4,683
European Investment Bank
1.625% due 10/09/2029		$5,650	5,177
2.375% due 05/24/2027		10,000	9,746
3.300% due 02/03/2028	AUD	3,400	2,226
3.750% due 02/14/2033		$4,000	3,923
European Union 2.875% due 10/05/2029	EUR	6,500	7,813
Ford Motor Credit Co. LLC 4.125% due 08/17/2027		$6,600	6,453
Golub Capital BDC, Inc. 7.050% due 12/05/2028		3,900	4,096
HA Sustainable Infrastructure Capital, Inc. 6.150% due 01/15/2031		3,200	3,241
HAT Holdings LLC
3.750% due 09/15/2030		675	620
8.000% due 06/15/2027		2,187	2,281
Host Hotels & Resorts LP
2.900% due 12/15/2031		6,800	5,963
3.500% due 09/15/2030		3,100	2,880
HSBC Holdings PLC 5.130% due 03/03/2031 •		3,300	3,345
ING Groep NV 1.400% due 07/01/2026 •		6,300	6,300
International Bank for Reconstruction & Development 5.310% due 02/05/2026	ZAR	126,000	7,051
JPMorgan Chase & Co. 6.070% due 10/22/2027 •		$2,400	2,453
KEB Hana Bank 5.375% due 04/23/2027		2,700	2,754
Kilroy Realty LP 2.650% due 11/15/2033		7,900	6,210
Local Initiatives Support Corp. 3.782% due 03/01/2027		5,000	4,969
Low Income Investment Fund
3.386% due 07/01/2026		1,700	1,668
3.711% due 07/01/2029		4,300	4,045
Manulife Financial Corp. 3.703% due 03/16/2032		7,000	6,632
Norinchukin Bank
2.080% due 09/22/2031		2,900	2,472
5.094% due 10/16/2029		3,200	3,248
5.430% due 03/09/2028		4,400	4,489

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Piedmont Operating Partnership LP 3.150% due 08/15/2030		2,700	2,424
Prologis LP 4.200% due 02/15/2033	CAD	4,600	3,402
Santander Holdings USA, Inc. 5.741% due 03/20/2031 •		$3,200	3,286
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		5,000	4,697
Sumitomo Mitsui Trust Bank Ltd.
2.800% due 03/10/2027		13,000	12,692
5.500% due 03/09/2028		3,600	3,712
Toronto-Dominion Bank 5.264% due 12/11/2026		3,800	3,853
UBS Group AG 3.126% due 08/13/2030 •		3,900	3,681
WP Carey, Inc. 2.450% due 02/01/2032		7,600	6,520

			227,872

INDUSTRIALS 6.6%
Abu Dhabi National Energy Co. PJSC 4.750% due 03/09/2037		3,700	3,544
AP Moller - Maersk AS 5.875% due 09/14/2033		2,914	3,073
Autodesk, Inc. 2.400% due 12/15/2031		5,000	4,388
BMW U.S. Capital LLC 5.050% due 03/21/2030		3,200	3,260
California Endowment 2.498% due 04/01/2051		6,900	4,012
Continental Wind LLC 6.000% due 02/28/2033		3,998	4,113
Coty, Inc. 4.500% due 05/15/2027	EUR	2,700	3,236
Denso Corp. 4.420% due 09/11/2029		$6,300	6,302
Doris Duke Charitable Foundation 2.345% due 07/01/2050		12,500	7,151
John D & Catherine T MacArthur Foundation 1.299% due 12/01/2030		13,400	11,270
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		4,757	4,383
Liberty Utilities Finance GP 1 2.050% due 09/15/2030		13,600	11,949
Massachusetts Higher Education Assistance Corp. 2.673% due 07/01/2031		4,400	3,835
Mather Foundation 2.675% due 10/01/2031		9,600	8,255
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	5,000	3,806
NXP BV 5.000% due 01/15/2033		$5,000	4,988
ReNew Pvt Ltd. 5.875% due 03/05/2027		3,754	3,728
S&P Global, Inc. 2.700% due 03/01/2029		2,200	2,086
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030		4,100	4,184
Smurfit Westrock Financing DAC 5.418% due 01/15/2035		2,100	2,129
Snam SpA 5.000% due 05/28/2030		3,500	3,531
Wabtec Transportation Netherlands BV 1.250% due 12/03/2027	EUR	1,900	2,168

			105,391

UTILITIES 7.2%
AES Corp. 2.450% due 01/15/2031		$9,500	8,310
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041		4,900	4,864
CenterPoint Energy Houston Electric LLC 5.300% due 04/01/2053		2,000	1,909
Clearway Energy Operating LLC 4.750% due 03/15/2028		2,000	1,977
Duke Energy Carolinas LLC 3.950% due 11/15/2028		4,000	3,992
Duke Energy Florida LLC 2.500% due 12/01/2029		4,900	4,554
EDP Finance BV 1.710% due 01/24/2028		9,000	8,422
Electricite de France SA 3.625% due 10/13/2025		3,600	3,586

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Enel Finance International NV
2.500% due 07/12/2031		500	439
4.625% due 06/15/2027		700	703
5.000% due 06/15/2032		1,600	1,606
Interstate Power & Light Co. 4.100% due 09/26/2028		4,300	4,265
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028		8,100	7,571
2.200% due 12/02/2026	AUD	10,300	6,616
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		$4,900	4,328
OnCor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	2,200	2,638
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$8,600	8,634
Pattern Energy Operations LP 4.500% due 08/15/2028		3,000	2,909
ReNew Wind Energy AP2 4.500% due 07/14/2028		5,000	4,749
San Diego Gas & Electric Co. 4.950% due 08/15/2028		4,300	4,392
SCE Recovery Funding LLC 4.697% due 06/15/2042		1,983	1,930
Solar Star Funding LLC 5.375% due 06/30/2035		4,594	4,734
Southern California Edison Co.
2.750% due 02/01/2032		5,200	4,485
3.650% due 06/01/2051		1,900	1,258
4.125% due 03/01/2048		250	182
4.650% due 10/01/2043		100	81
4.875% due 03/01/2049		450	360
5.250% due 03/15/2030		3,000	3,032
Southern Power Co. 0.900% due 01/15/2026		10,000	9,792
Verizon Communications, Inc. 2.850% due 09/03/2041		5,800	4,111

			116,429

Total Corporate Bonds & Notes (Cost $481,699)			449,692

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2022 4.190% due 06/01/2037		2,000	1,874
California Municipal Finance Authority Revenue Bonds, Series 2020 2.877% due 11/01/2035		2,100	1,691

			3,565

MICHIGAN 0.2%
University of Michigan Revenue Bonds, Series 2022 3.504% due 04/01/2052		3,100	2,286

NEW YORK 0.1%
New York City, New York Housing Development Corp. Revenue Notes, Series 2021
1.377% due 05/01/2027		200	190
1.477% due 11/01/2027		300	282
1.577% due 05/01/2028		500	464
1.677% due 11/01/2028		875	805

			1,741

Total Municipal Bonds & Notes (Cost $9,075)			7,592

U.S. GOVERNMENT AGENCIES 51.1%
Fannie Mae
2.349% due 01/25/2031 ~(a)		44,784	2,599
3.000% due 05/01/2028		533	525
4.010% due 12/01/2028		7,657	7,650
4.670% due 05/25/2037 •		2	2
4.774% due 06/25/2055 •		432	427
4.780% due 03/25/2037 •		6	6
4.807% due 07/25/2037 •		74	73
5.697% due 07/01/2044 •		15	15
6.000% due 08/01/2032		1	1
6.085% due 08/01/2035 •		110	111
6.187% due 01/01/2035 •		27	27
6.331% due 07/01/2035 •		26	26
6.374% due 03/01/2033 •		1	1
6.402% due 07/01/2034 •		0	1
6.500% due 06/25/2044		11	12
6.777% due 04/01/2038 •		4	5
6.782% due 05/25/2035 ~		12	13
6.808% due 04/01/2038 •		14	15

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

6.857% due 04/01/2038 •	7	7
7.223% due 08/01/2035 •	48	48
7.310% due 09/01/2035 •	3	3
7.333% due 09/01/2034 •	11	11
7.594% due 09/01/2037 •	4	5
Freddie Mac
0.826% due 02/25/2031	877	786
1.142% due 08/25/2029 ~(a)	24,259	774
1.241% due 09/25/2030 ~(a)	60,026	2,771
1.783% due 06/25/2034	15,000	12,237
3.500% due 12/01/2047 - 05/01/2048	15,631	14,373
4.000% due 08/01/2030 - 06/01/2048	497	474
4.500% due 02/01/2029 - 02/01/2035	96	96
4.550% due 08/15/2032 ~	3	3
4.864% due 12/15/2042 •	1,992	1,972
5.000% due 10/01/2039	8	8
5.128% due 10/15/2037 •	4	4
5.500% due 01/01/2034 - 01/01/2039	165	170
6.000% due 09/01/2027 - 05/01/2040	642	674
6.500% due 05/15/2032	353	362
7.000% due 02/15/2027 - 07/01/2029	17	16
7.087% due 07/01/2030 •	1	1
Ginnie Mae
3.500% due 08/15/2045 - 08/20/2049	13,228	12,226
4.000% due 09/20/2040 - 07/20/2048	16,280	15,253
4.625% due 07/20/2027 - 08/20/2027 •	2	2
4.739% due 10/20/2043 •	849	824
4.789% due 05/20/2047 •	277	267
5.000% due 03/15/2033 - 05/15/2042	200	202
5.026% due 05/20/2066 •	22	22
5.046% due 05/20/2065 •	221	221
5.166% due 02/20/2066 •	39	39
5.227% due 06/20/2067 •	2,830	2,869
5.246% due 09/20/2066 •	1,270	1,274
5.592% due 04/20/2067 •	744	755
5.625% due 02/20/2032 •	53	54
5.656% due 11/20/2067 •	1,079	1,095
6.000% due 04/15/2037	28	29
7.000% due 02/20/2032	2	2
Ginnie Mae, TBA
2.000% due 07/01/2055	4,400	3,585
4.000% due 07/01/2055	18,400	17,114
5.000% due 07/01/2055	3,000	2,950
6.000% due 08/01/2055	9,400	9,528
Tennessee Valley Authority 1.500% due 09/15/2031	7,800	6,706
Uniform Mortgage-Backed Security
2.500% due 02/01/2035 - 07/01/2050	9,730	8,471
3.000% due 04/01/2034 - 07/01/2052	27,763	24,368
3.500% due 10/01/2025 - 03/01/2047	768	707
4.000% due 08/01/2029 - 11/01/2053	100,331	93,493
4.500% due 04/01/2031 - 10/01/2053	125,792	120,580
5.000% due 02/01/2038 - 04/01/2054	111,911	110,111
5.500% due 07/01/2029 - 12/01/2054	84,038	84,235
6.000% due 09/01/2028 - 12/01/2054	27,856	28,360
6.500% due 01/01/2026 - 02/01/2054	267	276
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055 - 08/01/2055	151,400	131,007
4.000% due 08/01/2055	48,800	45,373
5.500% due 08/01/2055	4,035	4,031
6.000% due 08/01/2055	37,700	38,277
6.500% due 08/01/2055	9,000	9,280

Total U.S. Government Agencies (Cost $825,373)		819,890

U.S. TREASURY OBLIGATIONS 21.4%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)	44,300	28,236
1.375% due 08/15/2050 (j)	1,400	691
1.750% due 08/15/2041 (h)	24,400	16,207
2.000% due 11/15/2041 (h)(j)	4,000	2,752
2.000% due 02/15/2050 (h)	6,700	3,937
2.250% due 08/15/2049 (h)(j)(l)	15,100	9,477
2.250% due 02/15/2052 (h)	8,000	4,889
2.375% due 02/15/2042 (h)	18,800	13,683
2.375% due 11/15/2049 (h)	2,000	1,287
2.500% due 02/15/2045 (h)(j)	1,900	1,338
2.750% due 08/15/2047 (l)	300	214
2.875% due 05/15/2043 (h)(j)	3,900	3,007
2.875% due 05/15/2049 (h)	16,200	11,634
3.000% due 05/15/2042 (l)	400	319
3.000% due 11/15/2044 (h)	2,100	1,618
3.000% due 05/15/2045 (h)	14,000	10,728
3.000% due 02/15/2048 (h)(j)(l)	12,500	9,291
3.000% due 08/15/2048 (h)	2,100	1,554
3.000% due 02/15/2049 (h)	7,700	5,676

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

3.125% due 02/15/2043 (h)		12,100	9,734
3.125% due 08/15/2044 (h)		3,200	2,524
3.125% due 05/15/2048 (h)		3,400	2,581
3.250% due 05/15/2042 (h)		71,700	59,340
3.375% due 08/15/2042 (h)		19,400	16,289
3.375% due 05/15/2044 (j)(l)		1,000	823
3.375% due 11/15/2048 (h)		9,300	7,360
3.625% due 02/15/2044 (h)		2,200	1,884
3.750% due 11/15/2043 (h)(j)		7,600	6,643
3.875% due 05/15/2043 (h)		8,200	7,327
4.000% due 11/15/2042 (h)		8,800	8,031
4.375% due 08/15/2043 (h)		5,600	5,340
4.500% due 11/15/2054 (l)		2,200	2,097
4.625% due 05/15/2044 (h)		2,700	2,649
4.625% due 05/15/2054 (h)		7,700	7,481
4.625% due 02/15/2055 (h)		800	779
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031 (h)(j)		17,114	15,755
0.125% due 01/15/2032 (j)		5,901	5,351
0.125% due 02/15/2051 (h)		24,517	13,369
0.125% due 02/15/2052		1,498	801
0.250% due 02/15/2050 (h)		5,739	3,337
0.625% due 02/15/2043 (l)		977	727
0.750% due 02/15/2045 (h)		12,259	8,958
0.875% due 02/15/2047 (l)		3,721	2,698
1.000% due 02/15/2046 (l)		135	103
1.000% due 02/15/2049		1,402	1,018
1.250% due 04/15/2028 (h)(j)		6,951	6,939
1.375% due 02/15/2044		2,890	2,429
1.500% due 02/15/2053 (h)(l)		1,727	1,369
2.125% due 02/15/2054 (h)		5,017	4,595
2.375% due 02/15/2055 (h)(l)		1,118	1,082
U.S. Treasury STRIPS
0.000% due 02/15/2040 (a)		1,400	693
0.000% due 08/15/2040 (a)		300	144
0.000% due 02/15/2041 (a)		400	187
0.000% due 05/15/2041 (a)		3,600	1,663
0.000% due 08/15/2041 (a)		5,500	2,503
0.000% due 11/15/2041 (a)		1,700	762
0.000% due 02/15/2042 (a)		2,300	1,015
0.000% due 08/15/2042 (a)		2,900	1,243

Total U.S. Treasury Obligations (Cost $412,327)			344,161

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.3%
American Home Mortgage Assets Trust 6.750% due 11/25/2046		600	538
BAMLL Commercial Mortgage Securities Trust 5.476% due 09/15/2038 •		6,000	5,738
Banc of America Mortgage Trust 6.000% due 05/25/2037		1,065	846
BCAP LLC Trust 4.466% due 03/26/2037		40	40
Bear Stearns Structured Products, Inc. Trust 4.120% due 12/26/2046 ~		237	188
BSREP Commercial Mortgage Trust 5.376% due 08/15/2038 •		8,858	8,430
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.034% due 04/25/2037 •		2,283	602
DC Office Trust 2.965% due 09/15/2045		11,900	10,850
DOLP Trust 2.956% due 05/10/2041		8,600	7,666
DROP Mortgage Trust 5.576% due 10/15/2043 •		6,850	6,654
Extended Stay America Trust 5.506% due 07/15/2038 •		17,240	17,259
Gemgarto PLC 5.124% due 12/16/2067 •	GBP	1,033	1,419
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034		$4,497	3,929
GSMPS Mortgage Loan Trust 4.834% due 04/25/2036 •		874	754
GSR Mortgage Loan Trust 4.495% due 03/25/2047 ~		902	522
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~		1	1
IndyMac INDX Mortgage Loan Trust 3.587% due 01/25/2036 ~		386	346
JP Morgan Chase Commercial Mortgage Securities Trust
5.436% due 06/15/2038 •		8,105	7,971
5.476% due 04/15/2038 •		9,872	9,877
JP Morgan Mortgage Trust 6.500% due 07/25/2036		1,983	628
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		5,800	4,522

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Lehman Mortgage Trust 6.000% due 09/25/2037	341	334
Morgan Stanley Capital Trust 5.595% due 12/15/2038 •	600	577
MortgageIT Mortgage Loan Trust 4.894% due 04/25/2036 •	471	447
One New York Plaza Trust 5.376% due 01/15/2036 •	5,000	4,863
PRPM Trust 6.250% due 08/25/2068 þ	2,122	2,134
Residential Accredit Loans, Inc. Trust 4.814% due 07/25/2036 •	686	625
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •	11,000	10,958
SLG Office Trust 0.258% due 07/15/2041 ~(a)	156,137	1,923
Structured Asset Mortgage Investments Trust 4.694% due 03/25/2037 •	478	180
SUMIT Mortgage Trust
2.789% due 02/12/2041	10,200	9,117
2.850% due 02/12/2041	1,700	1,442
Thornburg Mortgage Securities Trust 5.522% due 10/25/2046 •	259	246
VASA Trust 5.326% due 07/15/2039 •	10,730	10,435
WaMu Mortgage Pass-Through Certificates Trust
4.142% due 12/25/2036 ~	421	374
5.098% due 03/25/2037 ~	393	367

Total Non-Agency Mortgage-Backed Securities (Cost $142,185)		132,802

ASSET-BACKED SECURITIES 12.8%
AUTOMOBILE SEQUENTIAL 1.6%
BMW Vehicle Lease Trust
4.430% due 06/26/2028	3,200	3,220
4.980% due 03/25/2027	4,000	4,015
First Help Financial Issuer Trust
5.690% due 02/15/2030	2,419	2,444
5.890% due 06/15/2030	2,888	2,923
First Help Financial Trust
4.430% due 01/18/2028	1,376	1,376
6.570% due 06/15/2028	948	956
Hertz Vehicle Financing LLC
5.490% due 06/25/2027	5,000	5,027
5.570% due 09/25/2029	3,000	3,067
Tesla Auto Lease Trust 5.370% due 06/22/2026	261	261
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036	2,000	2,042

		25,331

CMBS OTHER 0.6%
MF1 LLC 5.635% due 02/18/2040 •	3,200	3,196
MF1 Ltd. 5.668% due 02/19/2037 •	5,630	5,634

		8,830

HOME EQUITY OTHER 0.6%
Bear Stearns Asset-Backed Securities Trust 4.754% due 08/25/2036 •	164	159
Countrywide Asset-Backed Certificates Trust 4.894% due 05/25/2037 •	1,568	1,468
GSAMP Trust 4.504% due 12/25/2036 •	232	115
HSI Asset Loan Obligation Trust 4.554% due 12/25/2036 •	192	57
JP Morgan Mortgage Acquisition Corp. 2.924% due 10/25/2035 •	559	550
Morgan Stanley ABS Capital, Inc. Trust
4.564% due 01/25/2037 •	2,426	1,117
4.734% due 06/25/2036 •	473	410
5.684% due 07/25/2037 •	400	356
Morgan Stanley IXIS Real Estate Capital Trust 4.734% due 11/25/2036 •	7,611	2,449
New Century Home Equity Loan Trust 7.434% due 01/25/2033 •	466	398
Option One Mortgage Loan Trust 4.874% due 02/25/2037 •	3,191	1,511

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		3,359	1,023

			9,613

HOME EQUITY SEQUENTIAL 0.0%
Morgan Stanley Mortgage Loan Trust 5.154% due 04/25/2037 •		252	66

WHOLE LOAN COLLATERAL 0.1%
Lehman XS Trust 4.984% due 01/25/2036 þ		2,331	2,082

OTHER ABS 9.9%
37 Capital CLO Ltd.
5.346% due 04/15/2035 •		3,600	3,589
5.546% due 07/15/2034 •		3,500	3,504
Anchorage Capital CLO Ltd. 5.369% due 01/20/2035 •		2,300	2,294
Ares CLO Ltd. 5.433% due 10/28/2034 •		4,900	4,906
Ares European CLO DAC 3.266% due 10/21/2034 •	EUR	3,275	3,857
Avoca Static CLO DAC 3.249% due 01/15/2035 •		2,498	2,942
Bain Capital Credit CLO Ltd. 5.335% due 07/24/2034 •		$2,550	2,539
Canyon CLO Ltd. 5.336% due 07/15/2034 •		1,900	1,902
College Avenue Student Loans LLC 5.634% due 12/26/2047 •		601	600
CQS U.S. CLO Ltd. 5.469% due 01/20/2035 •		4,800	4,802
Crown Point CLO Ltd. 5.499% due 10/20/2031 •		2,062	2,063
Elevation CLO Ltd.
5.412% due 07/25/2034 •		4,700	4,705
5.582% due 01/25/2035 •		4,900	4,902
GoldenTree Loan Management U.S. CLO Ltd. 5.419% due 10/20/2034 •		3,420	3,422
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,486	5,880
2.700% due 01/20/2049		3,516	3,041
4.000% due 04/20/2049		5,853	5,114
5.520% due 02/22/2055		2,733	2,655
6.500% due 07/20/2055		1,460	1,402
Greywolf CLO Ltd. 5.502% due 04/22/2033 •		4,900	4,912
Jamestown CLO Ltd. 5.402% due 07/25/2034 •		2,900	2,892
Loanpal Solar Loan Ltd. 2.220% due 03/20/2048		9,523	7,732
Madison Park Funding Ltd.
5.256% due 10/15/2034 •		4,300	4,305
5.316% due 04/15/2035 •		3,300	3,286
5.319% due 10/19/2034 •		4,500	4,494
Mosaic Solar Loan Trust
2.640% due 01/20/2053		8,428	7,254
5.910% due 11/20/2053		1,413	1,402
Ocean Trails CLO 5.299% due 07/20/2034 •		4,700	4,701
Pikes Peak CLO 5.466% due 07/15/2034 •		4,900	4,904
Regatta Funding Ltd. 5.456% due 01/15/2033 •		5,647	5,648
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		5,500	5,503
Service Experts Issuer LLC 2.670% due 02/02/2032		2,445	2,384
Sunnova Helios Issuer LLC 5.300% due 05/20/2050		1,943	1,795
Sunnova Hestia Issuer LLC 5.750% due 12/20/2050		312	314
Sunnova Sol Issuer LLC
2.790% due 02/22/2049		11,231	9,412
5.400% due 04/30/2058		1,903	1,836
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		13,735	12,176
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		3,383	3,398
Tikehau CLO DAC 3.456% due 01/20/2037 •	EUR	1,500	1,767

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Trinitas CLO Ltd. 5.379% due 10/20/2033 •		$4,800	4,803

			159,037

Total Asset-Backed Securities (Cost $216,554)			204,959

SOVEREIGN ISSUES 9.8%
BNG Bank NV
3.500% due 05/19/2028		4,000	3,969
4.750% due 02/01/2030		3,800	3,930
Chile Government International Bond 4.850% due 01/22/2029		6,600	6,704
Colombia Government International Bond 8.000% due 11/14/2035		3,100	3,121
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	2,300	1,762
European Union 0.400% due 02/04/2037	EUR	10,500	9,090
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (d)		5,747	6,872
Japan Government International Bond
2.000% due 12/20/2044	JPY	740,000	4,866
2.200% due 03/20/2064		318,000	1,776
2.300% due 12/20/2054		560,000	3,496
2.400% due 03/20/2045		417,400	2,918
2.400% due 03/20/2055		655,900	4,185
Japan International Cooperation Agency 2.750% due 04/27/2027		$4,500	4,396
Korea Housing Finance Corp. 4.625% due 02/24/2028		5,000	5,053
Mexico Government International Bond 4.490% due 05/25/2032	EUR	3,500	4,178
Nederlandse Waterschapsbank NV
2.375% due 03/24/2026		$11,000	10,861
4.000% due 06/01/2028		3,400	3,416
Peru Government International Bond
6.150% due 08/12/2032	PEN	21,500	6,278
6.950% due 08/12/2031		7,601	2,333
Province of British Columbia 4.150% due 06/18/2034	CAD	1,100	833
Province of Ontario
3.800% due 12/02/2034		2,700	1,982
4.100% due 03/04/2033		22,700	17,308
Province of Quebec 4.450% due 09/01/2034		100	77
Romania Government International Bond 5.625% due 02/22/2036	EUR	4,000	4,490
Sweden Government International Bond 0.125% due 09/09/2030	SEK	155,000	14,987
United Kingdom Gilt
0.500% due 10/22/2061	GBP	700	251
3.750% due 03/07/2027		15,600	21,389
4.375% due 07/31/2054		6,134	7,298

Total Sovereign Issues (Cost $160,807)			157,819

		SHARES
PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)		4,900,000	4,897

Total Preferred Securities (Cost $4,900)			4,897

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.6%
REPURCHASE AGREEMENTS (g) 0.6%			10,266

U.S. TREASURY BILLS 0.0%
4.323% due 07/10/2025 - 10/21/2025 (b)(c)(l)		$603	598

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Total Short-Term Instruments (Cost $10,864)	10,864

Total Investments in Securities (Cost $2,264,176)	2,133,121

Total Investments 132.8% (Cost $2,264,176)	$2,133,121
Financial Derivative Instruments (i)(k) (0.3)%(Cost or Premiums, net $13,143)	(5,444)
Other Assets and Liabilities, net (32.5)%	(521,582)

Net Assets 100.0%	$1,606,095

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Project Alpha Investindustrial	4.256%	02/27/2026	02/28/2025	$392	$445	0.03%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.400%	06/30/2025	07/02/2025	$10,266	U.S. Treasury Notes 4.625% due 02/15/2035	$(10,284)	$10,266	$10,267

Total Repurchase Agreements	$(10,284)	$10,266	$10,267

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	4.200%	06/24/2025	07/02/2025	$(897)	$(898)
4.430	06/16/2025	07/14/2025	(1,055)	(1,057)
BSN	4.450	06/09/2025	07/14/2025	(28,939)	(29,018)
CIB	4.440	06/06/2025	07/18/2025	(208,747)	(209,391)
DEU	4.420	06/24/2025	07/02/2025	(785)	(786)
4.450	06/24/2025	07/02/2025	(10,217)	(10,225)
JPS	4.450	06/10/2025	07/08/2025	(3,043)	(3,051)
STR	4.480	07/01/2025	07/02/2025	(43,582)	(43,582)
4.490	06/30/2025	07/01/2025	(50,855)	(50,861)

Total Reverse Repurchase Agreements	$(348,869)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions

UBS	4.460%	05/28/2025	07/02/2025	$(616)	$(619)

Total Sale-Buyback Transactions	$(619)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.4)%
Uniform Mortgage-Backed Security, TBA	3.500%	08/01/2055	$2,000	$(1,789)	$(1,800)
Uniform Mortgage-Backed Security, TBA	5.000	07/01/2055	4,700	(4,546)	(4,607)

Total Short Sales (0.4)%	$(6,335)	$(6,407)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

(h)	Securities with an aggregate market value of $309,030 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(317,840) at a weighted average interest rate of 4.442%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	22	$22	$(4)	$(4)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	22	22	(6)	(7)
Put - EUREX Euro-Bobl July 2025 Futures	EUR	117.250	07/25/2025	8	8	(2)	(2)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	8	8	(1)	(1)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	6	6	(3)	(2)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	6	6	(3)	(1)

$(19)	$(17)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	24	$24	$(8)	$(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	47	47	(20)	(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	25	25	(8)	(2)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	23	23	(6)	(3)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	72	72	(28)	(38)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	23	23	(7)	(10)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	24	24	(8)	(18)

$(85)	$(73)

Total Written Options	$(104)	$(90)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	30	$2,688	$23	$6	$0
U.S. Treasury 2-Year Note September Futures	09/2025	198	41,189	159	11	0
U.S. Treasury 5-Year Note September Futures	09/2025	1,895	206,555	2,154	252	0
U.S. Treasury 10-Year Note September Futures	09/2025	274	30,722	614	85	0
United Kingdom Long Gilt September Futures	09/2025	88	11,237	238	12	(39)

$3,188	$366	$(39)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond September Futures	09/2025	60	$(4,526)	$(41)	$21	$0
Euro-Bund September Futures	09/2025	339	(51,972)	371	148	(12)
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	700	(79,986)	(1,550)	0	(339)
U.S. Treasury Long-Term Bond September Futures	09/2025	54	(6,235)	(273)	0	(54)

$(1,493)	$169	$(405)

Total Futures Contracts	$1,695	$535	$(444)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.431%	$8,600	$4	$137	$141	$2	$0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Goldman Sachs Group, Inc.	1.000	Quarterly	06/20/2026	0.321		3,500	22	2	24	0	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290		4,000	25	3	28	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.542		600	11	1	12	1	0

							$62	$143	$205	$3	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin(7)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 5-Year Index		1.000%	Quarterly	06/20/2030		$8,000	$134	$45	$179	$4	$0

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	6,510	$(177)	$96	$(81)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		1,800	178	1,227	1,405	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		100	12	4	16	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	3,440,000	(635)	261	(374)	40	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		$45,640	0	(293)	(293)	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		30,700	(572)	242	(330)	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		2,200	(4)	(33)	(37)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,800	0	(16)	(16)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		3,700	0	(33)	(33)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		4,000	0	(39)	(39)	0	(7)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		800	(3)	(9)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032		29,270	3,017	354	3,371	0	(76)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		5,600	(18)	(94)	(112)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		500	(1)	(11)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,500	(7)	(43)	(50)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		5,800	(42)	(29)	(71)	0	(23)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		42,800	8,301	8,116	16,417	0	(235)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		52,175	1,594	2,227	3,821	0	(397)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		2,000	0	60	60	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,100	246	1,082	1,328	0	(132)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		700	0	14	14	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		11,300	1,054	266	1,320	0	(85)
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	108,900	0	(725)	(725)	22	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	6,200	(7)	(15)	(22)	0	(10)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	1,900	(3)	(29)	(32)	2	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		1,300	(3)	(8)	(11)	1	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		1,000	(2)	(4)	(6)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	11,700	(142)	454	312	0	(13)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		2,800	(5)	34	29	0	(4)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		6,100	(173)	331	158	0	(8)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	9,500	43	196	239	0	(14)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	EUR	16,800	(63)	(331)	(394)	0	(7)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029	1,400	(3)	(33)	(36)	2	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	1,300	0	2	2	2	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029	2,000	0	2	2	3	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029	3,200	0	2	2	5	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034	1,000	(3)	2	(1)	0	(2)
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035	410	(1)	2	1	0	(1)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	59,990	(2,143)	(153)	(2,296)	0	(121)
Receive	6-Month EUR-EURIBOR	0.250	Annual	09/15/2036	10,920	498	2,599	3,097	21	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	15,000	1,171	666	1,837	57	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	23,200	(190)	(621)	(811)	0	(35)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	1,700	6	(21)	(15)	0	(3)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	5,500	(21)	(248)	(269)	0	(11)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	1,200	0	11	11	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	2,200	(1)	(12)	(13)	0	(5)

$11,901	$15,450	$27,351	$160	$(1,344)

Total Swap Agreements	$12,097	$15,638	$27,735	$167	$(1,344)

(j)	Securities with an aggregate market value of $13,651 and cash of $21,591 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)	Future styled option variation margin asset of $2 and liability of $(1) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $1 for closed swap agreements is outstanding at period end.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CAD	11	$8	$0	$0
07/2025	$11,956	AUD	18,405	157	0
07/2025	197	NZD	328	3	0
08/2025	AUD	18,405	$11,963	0	(158)
08/2025	NZD	328	198	0	(3)
08/2025	$8	CAD	11	0	0
BOA	07/2025	EUR	53,480	$60,809	0	(2,187)
07/2025	IDR	16,440,932	1,008	0	(6)
07/2025	KRW	19,101,629	14,012	0	(116)
07/2025	$671	SGD	860	5	0
08/2025	SGD	858	$671	0	(5)
08/2025	$471	MXN	8,926	3	0
BPS	07/2025	BRL	1,692	$309	0	(2)
07/2025	CAD	5,398	3,950	0	(14)
07/2025	EUR	38	43	0	(1)
07/2025	IDR	6,174,350	379	0	(2)
07/2025	KRW	82,422	60	0	(1)
07/2025	THB	1,104	33	0	(1)
07/2025	TWD	59,950	1,843	0	(221)
07/2025	$300	BRL	1,692	11	0
07/2025	976	IDR	15,929,685	6	0
07/2025	18	KRW	24,116	0	0
07/2025	570	THB	18,811	9	0
07/2025	236	TWD	7,034	5	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	TWD	89,373		$2,742	0	(365)
	08/2025		$233	INR	20,272	3	0
	08/2025		319	MXN	6,077	3	0
	08/2025		1,583	TWD	46,751	42	0
BRC	07/2025	IDR	8,843,429		$542	0	(4)
	07/2025	KRW	31,779		23	0	0
	07/2025		$36,973	GBP	27,174	327	0
	07/2025		815	KRW	1,112,225	8	0
	07/2025		173	PLN	648	7	0
	07/2025		147	ZAR	2,648	2	0
	07/2025	ZAR	15,847		$874	0	(20)
	08/2025	GBP	27,174		36,978	0	(328)
	08/2025		$2,374	TWD	70,033	61	0
BSH	09/2025		97	PEN	351	2	0
CBK	07/2025	CAD	19		$14	0	0
	07/2025	THB	57,745		1,736	0	(42)
	07/2025	TWD	71,044		2,184	0	(262)
	07/2025		$934	IDR	15,217,100	4	0
	07/2025		6,806	KRW	9,324,805	91	0
	07/2025		107	PEN	386	2	0
	07/2025		14,744	SEK	139,746	27	0
	07/2025		168	THB	5,609	5	0
	07/2025		2,221	TWD	65,914	49	0
	08/2025	CNH	76		$11	0	0
	08/2025	PEN	7,025		1,887	0	(94)
	08/2025	SEK	139,445		14,744	0	(26)
	08/2025	TWD	152,475		4,675	0	(626)
	08/2025		$3,583	INR	308,502	10	(2)
	09/2025	MXN	1,143		$60	0	(1)
DUB	07/2025	KRW	109,090		80	0	(1)
	07/2025	SGD	88		69	0	(1)
	07/2025		$62,041	EUR	53,479	955	0
	07/2025		50	IDR	814,830	0	0
	07/2025		322	TWD	9,561	8	0
	08/2025	EUR	53,362		$62,041	0	(954)
	08/2025		$1,665	INR	143,327	4	0
	09/2025	MXN	117		$6	0	0
	09/2025	PEN	2,766		752	0	(27)
FAR	07/2025	AUD	18,405		11,875	0	(238)
	07/2025	BRL	51,753		9,360	0	(165)
	07/2025	CHF	1,847		2,243	0	(85)
	07/2025	JPY	1,835,526		12,795	49	0
	07/2025	SGD	224		174	0	(2)
	07/2025		$9,067	BRL	51,753	459	0
	07/2025		2,304	CHF	1,844	21	0
	07/2025		7,201	JPY	1,048,250	78	0
	07/2025		540	SGD	688	2	0
	08/2025	CHF	1,837		$2,304	0	(21)
	08/2025	JPY	1,044,395		7,201	0	(78)
	08/2025	SGD	792		623	0	(2)
	08/2025		$387	INR	33,454	3	0
	09/2025		9,360	BRL	52,545	163	0
	09/2025		5,055	MXN	98,437	148	0
	09/2025		0	PEN	1	0	0
	11/2025	PEN	14,029		$3,832	0	(112)
GLM	07/2025	IDR	516,535		32	0	0
	07/2025		$221	IDR	3,602,629	1	0
	07/2025		210	SGD	267	1	0
	08/2025	SGD	267		$210	0	(1)
	08/2025	THB	2,278		70	0	0
	12/2025		$775	MXN	15,002	10	0
JPM	07/2025	KRW	82,769		$61	0	(1)
	07/2025	NZD	328		196	0	(4)
	07/2025	SGD	5,926		4,613	0	(47)
	07/2025	TWD	60,467		1,858	0	(224)
	07/2025		$1,609	KRW	2,194,605	15	0
	07/2025		1,855	PLN	6,966	78	0
	07/2025		440	SGD	563	3	0
	07/2025		200	TWD	5,937	5	0
	07/2025	ZAR	11,743		$657	0	(5)
	08/2025	SGD	562		440	0	(3)
	08/2025	TWD	62,540		1,911	0	(264)
	08/2025		$261	INR	22,610	2	0
MBC	07/2025	CAD	44,105		$32,113	0	(276)
	07/2025	JPY	83,838		584	1	0
	07/2025	SGD	14,236		11,097	0	(99)
	07/2025	THB	33,850		1,026	0	(17)
	07/2025	TWD	57,508		1,785	0	(194)
	07/2025		$37,992	CAD	52,224	359	0
	07/2025		214	IDR	3,484,469	0	0
	07/2025		1,330	PLN	4,980	51	0
	07/2025		11,601	SGD	15,002	198	0
	07/2025		642	THB	21,090	7	0
	07/2025		918	TWD	28,560	66	0
	08/2025	CAD	52,136		$37,992	0	(360)
	08/2025	SGD	14,968		11,601	0	(201)

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

08/2025	TWD	49,537	1,514	0	(208)
MYI	07/2025	CAD	2,682	1,970	0	0
07/2025	JPY	41,464	287	0	(1)
07/2025	THB	4,558	140	0	0
07/2025	$2,418	JPY	352,504	29	0
08/2025	JPY	351,208	$2,418	0	(29)
NGF	07/2025	$2,645	IDR	43,118,977	13	0
SCX	07/2025	IDR	8,928,635	$547	0	(3)
07/2025	SEK	980	103	0	(1)
07/2025	$1,028	IDR	16,754,689	5	0
07/2025	27	JPY	3,927	0	0
07/2025	2,317	SGD	2,988	33	0
07/2025	360	THB	11,866	5	0
07/2025	6,125	TWD	180,344	84	0
08/2025	CNH	760	$106	0	0
08/2025	JPY	3,913	27	0	0
08/2025	SGD	2,981	2,317	0	(34)
08/2025	TWD	29,630	908	0	(122)
08/2025	$700	INR	60,086	0	0
SOG	07/2025	EUR	102	$117	0	(3)
07/2025	$4,030	JPY	581,798	10	0
08/2025	JPY	579,663	$4,030	0	(10)
08/2025	$2	INR	135	0	0
SSB	07/2025	GBP	27,174	$36,794	0	(506)
11/2025	PEN	3,546	961	0	(36)
UAG	07/2025	IDR	8,888,895	548	0	0
07/2025	JPY	27,055	187	0	(1)
07/2025	KRW	1,206,120	889	0	(3)
07/2025	SEK	138,680	14,433	0	(226)
07/2025	THB	4,621	139	0	(3)
07/2025	$548	IDR	8,886,578	0	0
07/2025	819	KRW	1,109,930	2	0

Total Forward Foreign Currency Contracts	$3,710	$(9,055)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC EUR versus USD	$1.110	11/26/2025	1,553	$6	$5
BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	3,323	21	17
GLM	Put - OTC EUR versus USD	$1.100	12/17/2025	392	45	29
MBC	Put - OTC EUR versus USD	1.098	12/23/2025	428	50	30
MYI	Put - OTC EUR versus USD	1.110	11/24/2025	8,858	41	25

$163	$106

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.360%	07/14/2025	47,100	$47	$1
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/21/2025	88,100	75	12
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	72,600	91	42
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/12/2025	6,800	6	5
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.700	08/13/2025	22,400	22	22
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.450	07/17/2025	79,700	76	7
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	43,800	53	26
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/05/2025	58,300	80	29

$450	$144

Total Purchased Options	$613	$250

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	07/16/2025	2,700	$(4)	$0
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	5,200	(6)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000	07/16/2025	2,500	(3)	0
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850	07/16/2025	2,800	(3)	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	2,400	(3)	0

							$(19)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	1,200	$(4)	$(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	1,200	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.519	07/14/2025	5,600	(47)	(8)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	1,300	(4)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	1,300	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	1,100	(3)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	1,100	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	1,200	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	1,200	(4)	(2)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.489	07/21/2025	10,500	(75)	(20)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	1,200	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	1,200	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	1,100	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	1,100	(3)	(2)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	500	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	500	(1)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	700	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	700	(2)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	1,500	(6)	(10)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	1,500	(6)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	1,400	(5)	(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	1,400	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	08/04/2025	8,600	(90)	(85)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	600	(2)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	1,300	(4)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	600	(2)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	1,300	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.653	07/14/2025	1,500	(4)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.053	07/14/2025	1,500	(4)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	1,200	(3)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	1,200	(3)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	1,100	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	1,100	(4)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	1,100	(3)	(5)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	1,100	(3)	(3)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	1,200	(4)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	1,200	(4)	0

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.739	08/12/2025	800	(6)	(10)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	08/13/2025	2,600	(22)	(36)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	1,300	(5)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	1,300	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	1,500	(6)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	1,500	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	1,500	(6)	(5)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	1,500	(6)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.664	07/14/2025	1,700	(5)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.064	07/14/2025	1,700	(5)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	1,100	(3)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	1,100	(3)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.515	07/17/2025	9,500	(76)	(18)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.708	08/04/2025	5,200	(54)	(53)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	1,500	(5)	(6)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	1,500	(5)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.628	08/05/2025	6,900	(79)	(50)

$(634)	$(455)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$92.469	07/07/2025	$1,100	$(6)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	1,100	(5)	0

$(11)	$0

Total Written Options	$(664)	$(456)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	2,559	$490	$66	$556	$0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	3,347	711	15	726	0

Total Swap Agreements	$1,201	$81	$1,282	$0

(l)

Securities with an aggregate market value of $4,022 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Schedule of Investments PIMCO Total Return ESG Fund (Cont.)	June 30, 2025 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$445	$445
Corporate Bonds & Notes
Banking & Finance	0	227,872	0	227,872
Industrials	0	105,391	0	105,391
Utilities	0	116,429	0	116,429
Municipal Bonds & Notes
California	0	3,565	0	3,565
Michigan	0	2,286	0	2,286
New York	0	1,741	0	1,741
U.S. Government Agencies	0	819,890	0	819,890
U.S. Treasury Obligations	0	344,161	0	344,161
Non-Agency Mortgage-Backed Securities	0	132,802	0	132,802
Asset-Backed Securities
Automobile Sequential	0	25,331	0	25,331
CMBS Other	0	8,830	0	8,830
Home Equity Other	0	9,613	0	9,613
Home Equity Sequential	0	66	0	66
Whole Loan Collateral	0	2,082	0	2,082
Other ABS	0	159,037	0	159,037
Sovereign Issues	0	157,819	0	157,819
Preferred Securities
Banking & Finance	0	4,897	0	4,897
Short-Term Instruments
Repurchase Agreements	0	10,266	0	10,266
U.S. Treasury Bills	0	598	0	598

Total Investments	$0	$2,132,676	$445	$2,133,121

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(6,407)	$0	$(6,407)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	187	515	0	702
Over the counter	0	5,242	0	5,242

	$187	$5,757	$0	$5,944
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(57)	(1,821)	0	(1,878)
Over the counter	0	(9,511)	0	(9,511)

	$(57)	$(11,332)	$0	$(11,389)

Total Financial Derivative Instruments	$130	$(5,575)	$0	$(5,445)

Totals	$130	$2,120,694	$445	$2,121,269

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO Total Return Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.1% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
Aligned Data Centers International LP 7.799% due 12/18/2029 «~		$92,000	$92,245
Altice France SA 9.756% (TSFR3M + 5.500%) due 08/15/2028 ~		11,166	10,146
Castlelake LP 2.950% due 05/13/2031 «		70,883	66,956
CoreWeave Compute Acquisition Co. LLC TBD% (TSFR3M + 6.000%) due 05/16/2029 «~µ		2,500	2,559
Databricks, Inc.
TBD% - 1.000% due 01/03/2031 «µ		4,493	4,538
TBD% - 1.000% (TSFR1M + 4.500%) due 01/03/2031 «~		20,301	20,504
Encina Private Credit LLC TBD% - 8.524% due 11/30/2025 «µ		5,587	5,447
KRE 1330 Broadway Owner LLC 6.126% due 11/10/2025 «~		108,163	58,600
Pantheon Senior Debt Secondaries 6.317% (TSFR3M + 2.000%) due 03/26/2026 «(l)		15,300	15,300
Project Alpha Investindustrial 4.256% (EUR003M + 2.100%) due 02/27/2026 «~(l)	EUR	10,112	11,911
Project Flash TBD% due 04/30/2030 «µ		$94,700	94,700
Project Hudson 7.730% due 05/29/2026 «		26,500	26,884
Project Quasar Pledgco SLU 5.161% (EUR001M + 3.250%) due 04/17/2026 «~	EUR	49,541	56,315
Stepstone Group MidCo 2 GmbH 8.608% - 8.651% (TSFR3M + 4.500%) due 12/19/2031		$10,300	10,017

Total Loan Participations and Assignments (Cost $525,683)			476,122

CORPORATE BONDS & NOTES 23.7%
BANKING & FINANCE 14.4%
ABN AMRO Bank NV
2.470% due 12/13/2029 •		1,000	933
6.339% due 09/18/2027 •		1,300	1,329
6.575% due 10/13/2026 •		5,500	5,529
Accident Fund Insurance Co. of America 8.500% due 08/01/2032		45,000	44,925
AerCap Ireland Capital DAC
2.450% due 10/29/2026		1,900	1,852
3.000% due 10/29/2028		643	613
4.450% due 10/01/2025		22,600	22,580
4.450% due 04/03/2026		3,900	3,894
Aircastle Ltd.
2.850% due 01/26/2028		54,500	51,909
4.250% due 06/15/2026		1,500	1,494
Alamo Re Ltd.
12.058% due 06/07/2027 ~		8,000	8,348
15.544% due 06/08/2026 ~		8,000	8,312
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2028		600	594
Ally Financial, Inc.
2.200% due 11/02/2028		890	821
4.750% due 06/09/2027		2,372	2,386
6.848% due 01/03/2030 •		8,400	8,872
American Assets Trust LP 3.375% due 02/01/2031		28,500	25,536
American Express Co.
2.550% due 03/04/2027		1,960	1,909
5.085% due 01/30/2031 •		5,000	5,119
6.338% due 10/30/2026 •		7,700	7,746
American Homes 4 Rent LP
2.375% due 07/15/2031		2,600	2,266
4.250% due 02/15/2028		6,678	6,640
4.900% due 02/15/2029		53,900	54,570
American Tower Corp.
2.750% due 01/15/2027		23,000	22,461
3.375% due 10/15/2026		4,165	4,113
3.650% due 03/15/2027		275	272
5.200% due 02/15/2029		5,300	5,426
5.800% due 11/15/2028		825	861

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Antares Holdings LP
3.950% due 07/15/2026		6,200	6,101
6.500% due 02/08/2029		16,200	16,419
7.950% due 08/11/2028		20,600	21,767
Aon North America, Inc.
5.125% due 03/01/2027		16,763	16,968
5.150% due 03/01/2029		4,800	4,917
Armor RE Ltd. 12.808% due 01/07/2032 ~		600	601
Athene Global Funding
5.322% due 11/13/2031		8,000	8,070
5.411% due 08/27/2026 ~		5,900	5,924
5.620% due 05/08/2026		6,000	6,055
5.622% due 03/25/2027 ~		25,000	25,196
5.684% due 02/23/2026		5,400	5,438
Aviation Capital Group LLC
3.500% due 11/01/2027		1,000	975
4.125% due 08/01/2025		33,233	33,204
4.875% due 10/01/2025		3,800	3,798
5.125% due 04/10/2030		3,400	3,434
5.375% due 07/15/2029		1,100	1,121
6.250% due 04/15/2028		8,318	8,670
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		17,549	16,689
5.750% due 03/01/2029		6,100	6,269
6.375% due 05/04/2028		1,900	1,982
Banco Bilbao Vizcaya Argentaria SA
5.381% due 03/13/2029		10,600	10,923
6.033% due 03/13/2035 •		11,100	11,579
Banco BTG Pactual SA 2.750% due 01/11/2026		7,600	7,506
Banco do Brasil SA 4.875% due 01/11/2029		500	494
Banco Santander SA
4.175% due 03/24/2028 •		19,200	19,094
5.565% due 01/17/2030		37,900	39,360
5.776% due 03/14/2028 ~(n)		24,800	24,951
6.527% due 11/07/2027 •		15,800	16,221
6.607% due 11/07/2028		15,800	16,858
Bank of America Corp.
1.197% due 10/24/2026 •		26,600	26,324
2.551% due 02/04/2028 •		38,300	37,236
3.419% due 12/20/2028 •		30,498	29,817
3.559% due 04/23/2027 •		5,086	5,050
3.824% due 01/20/2028 •		6,035	5,984
3.970% due 03/05/2029 •		820	811
4.271% due 07/23/2029 •		850	847
4.376% due 04/27/2028 •		8,460	8,461
4.827% due 07/22/2026 •		1,579	1,579
4.979% due 01/24/2029 •		8,000	8,116
5.080% due 01/20/2027 •		2,782	2,790
5.754% due 09/15/2027 ~		15,000	15,141
5.933% due 09/15/2027 •		48,200	49,053
6.204% due 11/10/2028 •		5,897	6,138
Bank of Ireland Group PLC 6.253% due 09/16/2026 •		26,400	26,487
Bank of New York Mellon Corp. 4.975% due 03/14/2030 •		7,400	7,578
Banque Federative du Credit Mutuel SA 5.896% due 07/13/2026		11,100	11,271
Barclays PLC
2.894% due 11/24/2032 •		2,209	1,956
4.837% due 09/10/2028 •		20,600	20,763
4.942% due 09/10/2030 •		2,100	2,116
5.335% due 09/10/2035 •		19,800	19,660
5.674% due 03/12/2028 •		26,700	27,215
5.690% due 03/12/2030 •		16,500	17,077
5.851% due 03/21/2035 •	GBP	2,900	4,025
5.887% due 03/12/2028 ~		$46,500	46,874
6.278% due 09/13/2027 ~		29,000	29,428
6.375% due 12/15/2025 •(i)(k)	GBP	1,100	1,513
6.490% due 09/13/2029 •		$17,500	18,505
6.496% due 09/13/2027 •		42,300	43,248
7.325% due 11/02/2026 •		40,000	40,335
7.385% due 11/02/2028 •		31,700	33,656
7.437% due 11/02/2033 •		3,191	3,623
BGC Group, Inc.
4.375% due 12/15/2025		4,500	4,487
6.150% due 04/02/2030		1,400	1,420
6.600% due 06/10/2029		12,600	13,064
8.000% due 05/25/2028		18,100	19,368
Blue Owl Finance LLC 3.125% due 06/10/2031		2,000	1,777
BNP Paribas SA
1.904% due 09/30/2028 •		39,900	37,667
2.871% due 04/19/2032 •		5,800	5,199

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.625% due 02/25/2031 •(i)(k)		12,400	11,062
5.125% due 01/13/2029 •		16,800	17,058
5.198% due 01/10/2030 •		33,000	33,573
5.497% due 05/20/2030 •		26,700	27,424
5.786% due 01/13/2033 •		2,800	2,915
Bonanza RE Ltd. 4.294% due 01/08/2026 ~		300	254
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,700	1,806
Boston Properties LP
2.450% due 10/01/2033		4,076	3,259
3.400% due 06/21/2029 (n)		24,141	22,896
BPCE SA
5.281% due 05/30/2029		4,750	4,889
5.876% due 01/14/2031 •		13,300	13,800
5.936% due 05/30/2035 •		4,900	5,024
6.612% due 10/19/2027 •		29,050	29,746
6.714% due 10/19/2029 •		16,700	17,691
7.003% due 10/19/2034 •		5,400	5,935
Brandywine Operating Partnership LP
3.950% due 11/15/2027 (n)		13,116	12,777
4.550% due 10/01/2029 (n)		16,500	15,553
8.300% due 03/15/2028 (n)		1,900	2,039
Brixmor Operating Partnership LP
2.250% due 04/01/2028		2,500	2,367
3.900% due 03/15/2027		3,090	3,065
4.125% due 06/15/2026		8,500	8,470
Brookfield Finance, Inc. 4.350% due 04/15/2030		1,200	1,184
CaixaBank SA 5.673% due 03/15/2030 •		3,000	3,103
Cape Lookout Re Ltd. 11.194% due 03/13/2032 ~		5,500	5,523
Capital One Financial Corp.
4.927% due 05/10/2028 •		18,700	18,844
4.985% due 07/24/2026 •		12,200	12,200
CI Financial Corp. 7.500% due 05/30/2029		7,900	8,339
Citibank NA 4.838% due 08/06/2029		7,750	7,915
Citigroup, Inc.
2.572% due 06/03/2031 •		8,600	7,802
3.070% due 02/24/2028 •		71,900	70,330
4.658% due 05/24/2028 •		2,400	2,410
5.174% due 02/13/2030 •		3,800	3,878
Consumers Securitization Funding LLC
5.210% due 09/01/2031		2,600	2,671
5.550% due 03/01/2028		20,310	20,460
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		6,000	5,950
1.106% due 02/24/2027 •		20,600	20,151
4.375% due 08/04/2025		22,300	22,290
4.655% due 08/22/2028 •		32,000	32,193
5.447% due 03/05/2030 •		10,850	11,193
COPT Defense Properties LP
2.250% due 03/15/2026		5,390	5,289
2.750% due 04/15/2031		2,700	2,390
Corebridge Global Funding
4.650% due 08/20/2027		3,300	3,325
5.750% due 07/02/2026		2,500	2,532
CoStar Group, Inc. 2.800% due 07/15/2030		9,600	8,689
CPI Property Group SA
1.500% due 01/27/2031	EUR	2,786	2,733
2.875% due 04/23/2027		28,900	33,842
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	27,900	8,368
Credit Agricole SA
1.247% due 01/26/2027 •		$3,700	3,630
5.266% due 03/11/2027 ~		21,850	21,892
6.316% due 10/03/2029 •		16,750	17,608
Credit Opportunities Partners LLC
6.520% due 03/20/2028 «(l)		9,900	9,966
6.740% due 03/20/2030 «(l)		8,400	8,492
Credit Suisse AG AT1 Claim		27,500	3,300
Crown Castle, Inc.
2.900% due 03/15/2027		500	487
3.700% due 06/15/2026		600	595
4.800% due 09/01/2028		4,000	4,026
5.600% due 06/01/2029		3,100	3,201
Danske Bank AS
1.621% due 09/11/2026 •		9,200	9,144
4.298% due 04/01/2028 •		18,900	18,839
5.427% due 03/01/2028 •		3,700	3,765
5.705% due 03/01/2030 •		5,600	5,812
6.259% due 09/22/2026 •		11,500	11,536

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Deutsche Bank AG
1.375% due 09/03/2026 •	EUR	19,900	23,398
1.625% due 01/20/2027		46,900	54,627
2.129% due 11/24/2026 •		$22,800	22,571
2.311% due 11/16/2027 •		26,300	25,525
3.035% due 05/28/2032 •		400	359
3.547% due 09/18/2031 •		45,850	42,904
3.729% due 01/14/2032 •		800	733
5.000% due 09/05/2030 •	EUR	12,000	15,088
5.589% due 11/16/2027 ~		$18,300	18,306
6.119% due 07/14/2026 •		6,200	6,203
Digital Realty Trust LP
3.600% due 07/01/2029		13,617	13,203
4.450% due 07/15/2028		43,490	43,522
DNB Bank ASA 1.127% due 09/16/2026 •		12,100	12,011
DOC Dr. LLC 3.950% due 01/15/2028		3,900	3,867
East Lane Re Ltd. 13.544% due 03/31/2026 ~		13,400	13,572
Empower Finance LP 1.357% due 09/17/2027		15,600	14,628
EPR Properties
3.600% due 11/15/2031		15,100	13,725
3.750% due 08/15/2029		14,900	14,194
4.500% due 06/01/2027		7,800	7,764
4.750% due 12/15/2026		4,100	4,096
4.950% due 04/15/2028		25,572	25,532
Equinix, Inc.
1.000% due 09/15/2025		58,500	58,040
1.550% due 03/15/2028		38,144	35,568
Essex Portfolio LP 3.375% due 04/15/2026		880	871
European Union 2.875% due 10/05/2029	EUR	185,300	222,718
Everglades Re Ltd. 17.044% due 05/13/2031 ~		$1,650	1,710
Extra Space Storage LP 3.500% due 07/01/2026		5,600	5,545
F&G Annuities & Life, Inc. 6.250% due 10/04/2034		3,600	3,566
Fairfax Financial Holdings Ltd. 4.850% due 04/17/2028		6,100	6,156
Fidelity National Financial, Inc. 2.450% due 03/15/2031		4,900	4,256
First American Financial Corp. 4.000% due 05/15/2030		8,290	7,947
Fish Pond Re Ltd. 8.328% due 01/08/2027 ~		1,400	1,425
Ford Motor Credit Co. LLC
2.330% due 11/25/2025	EUR	1,700	2,001
2.386% due 02/17/2026		4,575	5,378
2.900% due 02/16/2028		$7,129	6,687
3.250% due 09/15/2025	EUR	7,800	9,201
3.375% due 11/13/2025		$17,400	17,286
4.000% due 11/13/2030		12,500	11,416
4.134% due 08/04/2025		800	799
4.389% due 01/08/2026		500	498
4.542% due 08/01/2026		9,200	9,139
4.950% due 05/28/2027		250	248
5.113% due 05/03/2029		7,650	7,483
5.800% due 03/08/2029		57,900	58,042
5.875% due 11/07/2029		9,000	9,030
5.918% due 03/20/2028		13,500	13,640
6.125% due 03/08/2034		1,600	1,558
FS KKR Capital Corp. 6.875% due 08/15/2029		700	718
GA Global Funding Trust 1.625% due 01/15/2026		8,200	8,062
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026		5,400	5,325
General Motors Financial Co., Inc. 5.711% due 05/08/2027 ~		12,100	12,088
Glitner Banki HF 0.000% due 12/31/2030 «	EUR	27	0
Globe Life, Inc. 2.150% due 08/15/2030		$5,575	4,914
GLP Capital LP
3.250% due 01/15/2032		400	352
4.000% due 01/15/2030		19,400	18,658
4.000% due 01/15/2031		2,800	2,642
5.300% due 01/15/2029		3,100	3,136
5.375% due 04/15/2026		1,500	1,501
Goldman Sachs Group, Inc.
1.948% due 10/21/2027 •		8,600	8,329
5.049% due 07/23/2030 •		22,400	22,777

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.207% due 01/28/2031 •		33,200	33,987
5.427% due 08/10/2026 ~		29,300	29,329
5.435% due 01/28/2031 ~		33,300	33,123
5.798% due 08/10/2026 •		31,500	31,545
6.484% due 10/24/2029 •		38,500	40,846
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		20,700	20,323
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		10,100	9,904
Great-West Lifeco U.S. Finance LP 0.904% due 08/12/2025		10,400	10,351
Greengrove RE Ltd. 12.044% due 04/08/2032 ~		1,300	1,300
GSPA Monetization Trust 6.422% due 10/09/2029		8,895	8,946
Guardian Life Global Funding 1.250% due 11/19/2027 (n)		10,700	9,986
HA Sustainable Infrastructure Capital, Inc. 6.150% due 01/15/2031		11,900	12,053
Hanover Insurance Group, Inc. 2.500% due 09/01/2030		2,590	2,307
Hardwood Funding LLC
4.840% due 06/07/2028 «(l)		8,900	8,953
4.980% due 06/07/2030 «(l)		5,800	5,858
5.160% due 06/07/2032 «(l)		13,900	14,065
HAT Holdings LLC 3.750% due 09/15/2030 (n)		9,455	8,683
Healthcare Realty Holdings LP
2.050% due 03/15/2031		3,100	2,596
3.100% due 02/15/2030		2,800	2,599
Hestia Re Ltd.
11.044% due 03/13/2032 ~		400	396
12.544% due 03/13/2032 ~		400	395
Highwoods Realty LP
3.050% due 02/15/2030		600	548
4.200% due 04/15/2029		3,600	3,503
Host Hotels & Resorts LP
3.375% due 12/15/2029		7,600	7,176
3.500% due 09/15/2030		2,800	2,601
HSBC Holdings PLC
4.899% due 03/03/2029 •		2,000	2,017
5.415% due 03/03/2029 ~		5,000	4,999
5.546% due 03/04/2030 •		15,800	16,274
5.597% due 05/17/2028 •		5,600	5,707
5.875% due 09/28/2026 •(i)(k)	GBP	16,600	22,813
5.887% due 08/14/2027 •		$25,600	25,970
5.932% due 08/14/2027 ~		26,300	26,541
7.390% due 11/03/2028 •		61,500	65,325
Hudson Pacific Properties LP
3.250% due 01/15/2030 (n)		24,000	19,646
3.950% due 11/01/2027		4,400	4,222
4.650% due 04/01/2029 (n)		7,300	6,565
5.950% due 02/15/2028		11,567	11,289
ING Groep NV
1.400% due 07/01/2026 •		25,700	25,700
3.875% due 05/16/2027 •(i)(k)		200	186
4.017% due 03/28/2028 •		3,600	3,578
4.250% due 05/16/2031 •(i)(k)		200	168
5.066% due 03/25/2031 •		2,000	2,035
5.335% due 03/19/2030 •		5,700	5,846
Integrity RE Ltd.
12.294% due 06/06/2027 ~		250	251
14.044% due 06/06/2027 ~		250	252
16.544% due 06/06/2028 ~		700	706
29.794% due 06/06/2027 ~		1,300	1,309
Intercontinental Exchange, Inc. 3.625% due 09/01/2028		4,400	4,310
Intesa Sanpaolo SpA 7.200% due 11/28/2033		3,900	4,381
Invitation Homes Operating Partnership LP 2.300% due 11/15/2028		3,250	3,044
JAB Holdings BV 2.200% due 11/23/2030		335	289
JPMorgan Chase & Co.
1.470% due 09/22/2027 •		25,900	24,994
1.578% due 04/22/2027 •		9,900	9,672
2.182% due 06/01/2028 •		56,450	54,277
2.739% due 10/15/2030 •		5,800	5,409
2.947% due 02/24/2028 •		39,550	38,659
3.540% due 05/01/2028 •		2,000	1,971
3.960% due 01/29/2027 •		6,500	6,484
4.323% due 04/26/2028 •		1,835	1,834
4.603% due 10/22/2030 •		25,000	25,090
4.851% due 07/25/2028 •		7,660	7,741
4.915% due 01/24/2029 •		5,800	5,879
4.979% due 07/22/2028 •		18,400	18,640

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.012% due 01/23/2030 •		39,700	40,440
5.171% due 09/22/2027 ~		5,000	5,013
5.210% due 10/22/2028 ~		11,100	11,138
5.280% due 07/22/2028 ~		25,500	25,609
5.299% due 07/24/2029 •		25,600	26,289
5.552% due 01/23/2028 ~		39,600	39,939
6.070% due 10/22/2027 •		20,464	20,914
6.087% due 10/23/2029 •		5,000	5,256
JPMorgan Chase Bank NA 5.391% due 12/08/2026 ~		27,200	27,429
Kilroy Realty LP
2.500% due 11/15/2032		10,600	8,538
2.650% due 11/15/2033		4,800	3,773
3.050% due 02/15/2030		6,700	6,066
4.250% due 08/15/2029 (n)		5,549	5,366
4.375% due 10/01/2025		900	899
4.750% due 12/15/2028		3,300	3,276
6.250% due 01/15/2036		6,300	6,285
Kimco Realty OP LLC 1.900% due 03/01/2028		3,524	3,335
Kizuna RE Pte. Ltd. 7.044% due 04/09/2029 ~		2,434	2,478
KKR Group Finance Co. LLC 3.750% due 07/01/2029		300	291
Kookmin Bank 4.500% due 02/01/2029 (k)		2,500	2,482
Lazard Group LLC 4.500% due 09/19/2028		7,000	6,975
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034		9,345	9,484
Lloyds Bank PLC 0.000% due 04/02/2032 þ		41,200	29,908
Lloyds Banking Group PLC
4.375% due 03/22/2028		2,300	2,298
5.087% due 11/26/2028 •		1,750	1,773
5.434% due 11/26/2028 ~		25,400	25,462
5.462% due 01/05/2028 •		17,700	17,945
5.985% due 08/07/2027 •		1,100	1,117
Logicor Financing SARL
1.625% due 07/15/2027	EUR	7,200	8,277
3.250% due 11/13/2028		10,900	12,860
Longleaf Pine Re Ltd. 21.794% due 05/27/2031 ~		$2,600	2,682
LXP Industrial Trust
2.375% due 10/01/2031		6,200	5,239
2.700% due 09/15/2030		900	807
Marsh & McLennan Cos., Inc. 4.650% due 03/15/2030		1,300	1,315
MassMutual Global Funding 5.325% due 07/10/2026 ~		58,800	59,213
Metropolitan Life Global Funding 3.450% due 12/18/2026		17,500	17,314
Mitsubishi UFJ Financial Group, Inc.
1.640% due 10/13/2027 •		6,200	5,987
5.197% due 01/16/2031 •		15,700	16,086
5.422% due 02/22/2029 •		18,800	19,296
Mizuho Financial Group, Inc.
1.979% due 09/08/2031 •		12,300	10,765
2.201% due 07/10/2031 •		29,200	26,013
5.382% due 07/10/2030 •		19,800	20,377
5.414% due 09/13/2028 •		24,400	24,953
MMIFS Re Ltd. 5.548% due 01/10/2033 ~	CAD	1,000	736
Morgan Stanley
2.664% due 03/19/2027 ~	EUR	9,900	11,685
3.772% due 01/24/2029 •		$2,276	2,244
3.790% due 03/21/2030 •	EUR	2,900	3,519
4.654% due 10/18/2030 •		$25,700	25,754
4.679% due 07/17/2026 •		1,711	1,711
5.042% due 07/19/2030 •		3,100	3,153
5.123% due 02/01/2029 •		7,400	7,531
5.173% due 01/16/2030 •		23,841	24,345
5.449% due 07/20/2029 •		3,400	3,497
5.652% due 04/13/2028 •		4,700	4,806
5.656% due 04/18/2030 •		800	831
6.407% due 11/01/2029 •		33,800	35,807
Morgan Stanley Bank NA
4.447% due 10/15/2027 •		7,600	7,613
5.030% due 10/15/2027 ~		20,100	20,117
5.245% due 01/12/2029 ~		16,000	16,037
5.250% due 05/26/2028 ~		25,000	25,078
5.287% due 07/14/2028 ~		59,500	59,694
5.427% due 01/14/2028 ~		11,800	11,873
5.882% due 10/30/2026		24,000	24,512
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		18,150	18,040

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Mutual of Omaha Cos. Global Funding 5.800% due 07/27/2026		15,800	16,042
National Health Investors, Inc. 3.000% due 02/01/2031		6,990	6,207
Nationwide Building Society
3.960% due 07/18/2030 •		34,800	33,964
5.264% due 11/10/2026		15,500	15,739
6.557% due 10/18/2027 •		20,275	20,792
Nature Coast Re Ltd. 14.044% due 04/10/2033 ~		1,100	1,105
NatWest Group PLC
3.073% due 05/22/2028 •		25,900	25,264
4.892% due 05/18/2029 •		14,600	14,750
5.583% due 03/01/2028 •		16,500	16,801
5.631% due 03/01/2028 ~		18,300	18,396
8.000% due 08/10/2025 •(i)(k)		1,200	1,208
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		30,200	28,823
2.000% due 03/09/2026		23,900	23,317
2.450% due 09/15/2028		500	443
2.750% due 03/09/2028		8,550	7,811
Nomura Holdings, Inc.
1.851% due 07/16/2025		44,500	44,446
2.172% due 07/14/2028		1,500	1,401
2.679% due 07/16/2030		9,500	8,622
5.591% due 07/02/2027 ~		12,900	12,992
5.594% due 07/02/2027		11,300	11,552
5.842% due 01/18/2028		13,500	13,925
6.070% due 07/12/2028		12,000	12,526
6.181% due 01/18/2033		6,000	6,394
Old Republic International Corp. 3.875% due 08/26/2026		2,850	2,829
Omega Healthcare Investors, Inc.
3.375% due 02/01/2031		21,990	20,134
3.625% due 10/01/2029		14,300	13,621
5.250% due 01/15/2026		33,800	33,819
Ontario Teachers' Cadillac Fairview Properties Trust 4.125% due 02/01/2029		4,700	4,628
Orange Capital RE DAC 8.323% due 01/17/2029 ~	EUR	300	353
Palm RE Ltd. 12.058% due 06/07/2032 ~		$700	701
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (g)		45,794	32,588
Panther Escrow Issuer LLC 7.125% due 06/01/2031 (n)		19,900	20,684
Piedmont Operating Partnership LP
3.150% due 08/15/2030		19,300	17,325
6.875% due 07/15/2029		4,800	5,058
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		15,000	16,505
Polestar Re Ltd.
14.794% due 01/07/2028 ~		2,200	2,270
17.544% due 01/07/2027 ~		9,100	9,507
Primerica, Inc. 2.800% due 11/19/2031		3,000	2,657
Principal Life Global Funding 1.250% due 08/16/2026		14,000	13,540
Prologis LP 4.200% due 02/15/2033	CAD	15,100	11,166
Purple Re Ltd. 13.294% due 06/07/2027 ~		$7,800	7,984
Quercus Re DAC 10.176% due 01/06/2031 ~	EUR	300	363
Realty Income Corp.
2.200% due 06/15/2028		$550	520
3.950% due 08/15/2027		1,100	1,095
4.625% due 11/01/2025		6,600	6,600
4.875% due 06/01/2026		6,600	6,618
Reinsurance Group of America, Inc. 3.150% due 06/15/2030		2,000	1,870
Ripon Investments Financing Ltd. 0.000% due 08/29/2025 «(l)	GBP	241	331
RNHB BV
0.000% due 07/28/2026 «	EUR	2,222	2,555
0.000% due 01/28/2027 «		1,989	2,326
0.000% due 03/01/2027 «		1,100	1,274
0.000% due 10/28/2027 «		1,963	2,287
0.000% due 04/28/2028 «		992	1,212
0.000% due 10/28/2028 «		2,125	2,680
Sammons Financial Group Global Funding 5.100% due 12/10/2029		$5,100	5,212
Sanders Re Ltd. 17.294% due 04/09/2029 ~		17,400	10,005
Santander Holdings USA, Inc.
3.244% due 10/05/2026		800	788

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.353% due 09/06/2030 •(n)		15,600	15,884
5.473% due 03/20/2029 •		5,400	5,492
6.016% due 03/20/2029 ~		25,400	25,663
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		25,600	26,727
SBA Tower Trust
1.884% due 07/15/2050		24,900	24,496
2.328% due 07/15/2052		12,200	11,541
Scentre Group Trust 3.625% due 01/28/2026		7,100	7,059
Sixth Street Lending Partners
6.125% due 07/15/2030		4,100	4,177
6.500% due 03/11/2029		1,500	1,549
Societe Generale SA
1.488% due 12/14/2026 •		21,100	20,795
1.792% due 06/09/2027 •		11,900	11,585
6.446% due 01/10/2029 •		25,400	26,435
6.447% due 01/12/2027 •		31,000	31,283
6.691% due 01/10/2034 •		32,100	34,273
Standard Chartered Bank 4.853% due 12/03/2027		29,800	30,323
Standard Chartered PLC
1.456% due 01/14/2027 •		11,600	11,407
6.170% due 01/09/2027 •		33,846	34,123
6.187% due 07/06/2027 •		1,500	1,523
6.301% due 01/09/2029 •		16,000	16,630
6.750% due 02/08/2028 •		400	413
Starwood Property Trust, Inc. 4.375% due 01/15/2027		2,000	1,983
State Street Bank & Trust Co. 4.782% due 11/23/2029		4,650	4,750
Stifel Financial Corp. 4.000% due 05/15/2030		27,600	26,544
Store Capital LLC
2.700% due 12/01/2031		600	509
2.750% due 11/18/2030		4,160	3,673
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		22,107	20,527
2.472% due 01/14/2029		18,800	17,660
5.240% due 04/15/2030		44,100	45,443
5.520% due 01/13/2028		19,000	19,571
5.880% due 07/13/2026		2,300	2,335
Sumitomo Mitsui Trust Bank Ltd. 5.200% due 03/07/2027		10,600	10,764
Sun Communities Operating LP
2.300% due 11/01/2028		4,900	4,587
2.700% due 07/15/2031		1,800	1,596
4.200% due 04/15/2032		6,300	5,971
Synchrony Bank
5.400% due 08/22/2025		12,700	12,698
5.625% due 08/23/2027		12,500	12,751
Synchrony Financial 5.150% due 03/19/2029		5,450	5,474
Tesco Property Finance PLC 5.801% due 10/13/2040	GBP	20,893	28,757
Thames SSNM 9.750% due 10/10/2027 «		1,886	2,420
Toronto-Dominion Bank
2.800% due 03/10/2027		$6,900	6,740
5.156% due 01/10/2028		9,100	9,290
Torrey Pines Re Ltd.
10.308% due 06/07/2032 ~		2,200	2,272
11.558% due 06/07/2027 ~		1,300	1,357
13.308% due 06/05/2026 ~		700	716
Truist Financial Corp. 5.900% due 10/28/2026 •		5,800	5,824
UBS AG
0.250% due 01/05/2026	EUR	2,100	2,450
5.650% due 09/11/2028		$600	625
7.500% due 02/15/2028		22,400	24,170
UBS Group AG
0.650% due 01/14/2028 •	EUR	2,000	2,291
0.650% due 09/10/2029		1,200	1,293
1.000% due 06/24/2027 •		1,500	1,742
1.305% due 02/02/2027 •		$27,600	27,082
2.125% due 10/13/2026 •	EUR	1,360	1,601
2.125% due 11/15/2029 •	GBP	800	1,015
2.250% due 06/09/2028 •		1,100	1,447
2.875% due 04/02/2032 •	EUR	2,200	2,538
3.091% due 05/14/2032 •		$3,300	2,996
3.869% due 01/12/2029 •		43,400	42,740
4.125% due 04/15/2026		38,200	38,097
4.194% due 04/01/2031 •		2,550	2,498
4.253% due 03/23/2028		4,200	4,178
4.282% due 01/09/2028		500	498
4.375% due 02/10/2031 •(i)(k)(n)		2,000	1,773

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.550% due 04/17/2026		5,300	5,302
4.751% due 05/12/2028 •		2,800	2,817
5.711% due 01/12/2027 •		42,000	42,256
5.959% due 01/12/2034 •		19,000	20,009
6.246% due 09/22/2029 •		18,900	19,859
6.327% due 12/22/2027 •		42,600	43,751
6.373% due 07/15/2026 •		250	250
6.442% due 08/11/2028 •		21,900	22,760
7.000% due 09/30/2027 •	GBP	900	1,269
7.750% due 03/01/2029 •	EUR	2,600	3,452
9.016% due 11/15/2033 •		$19,950	24,674
UniCredit SpA 2.569% due 09/22/2026 •		13,600	13,530
Ursa Re Ltd.
9.610% due 12/07/2026 ~		16,800	17,321
13.544% due 12/07/2028 ~		25,000	26,165
Ventas Realty LP
3.000% due 01/15/2030		23,000	21,595
4.125% due 01/15/2026		3,000	2,988
VICI Properties LP
4.750% due 02/15/2028		18,250	18,358
4.750% due 04/01/2028		8,500	8,571
5.750% due 04/01/2034		2,600	2,659
Virgin Money U.K. PLC 4.000% due 09/03/2027 •	GBP	2,300	3,133
Wells Fargo & Co.
1.741% due 05/04/2030 •	EUR	4,700	5,307
2.393% due 06/02/2028 •		$20,160	19,431
3.000% due 10/23/2026		4,263	4,191
3.526% due 03/24/2028 •		34,900	34,420
3.584% due 05/22/2028 •		860	847
4.808% due 07/25/2028 •		14,267	14,390
5.198% due 01/23/2030 •		22,400	22,949
5.574% due 07/25/2029 •		48,317	49,897
5.707% due 04/22/2028 •		18,900	19,317
6.303% due 10/23/2029 •		20,600	21,775
Welltower OP LLC 4.250% due 04/01/2026		800	798
Windmill Re DAC 7.599% due 07/05/2028 ~	EUR	250	297
Winston RE Ltd.
10.808% due 02/21/2028 ~		$300	305
14.544% due 02/26/2031 ~		670	709
WP Carey, Inc. 4.250% due 10/01/2026		1,700	1,697
Yellow Tulip Assetco BV 1.500% due 07/30/2036 «	EUR	4,250	5,090
Yellow Tulip Bidco BV 0.000% due 07/30/2036 «		4,377	3,521

			6,438,491

INDUSTRIALS 6.7%
7-Eleven, Inc.
1.300% due 02/10/2028		$4,600	4,244
1.800% due 02/10/2031		6,100	5,169
Adani Transmission Step-One Ltd. 4.000% due 08/03/2026		12,328	12,201
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		13,000	12,949
Air Canada Pass-Through Trust
3.300% due 07/15/2031		1,124	1,053
3.600% due 09/15/2028		2,861	2,795
5.250% due 10/01/2030		7,600	7,680
Aker BP ASA 4.000% due 01/15/2031		1,100	1,045
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		12,179	12,200
Altice France SA 5.125% due 07/15/2029		4,000	3,310
Amdocs Ltd. 2.538% due 06/15/2030		2,100	1,903
American Airlines Pass-Through Trust
2.875% due 01/11/2036		1,212	1,071
3.000% due 04/15/2030		12,504	11,846
3.150% due 08/15/2033		20,357	18,740
3.200% due 12/15/2029		10,286	9,873
3.250% due 04/15/2030		5,321	4,994
3.350% due 04/15/2031		9,723	9,267
3.375% due 11/01/2028		7,048	6,875
3.500% due 08/15/2033		3,826	3,464
3.575% due 07/15/2029		5,480	5,314
3.600% due 03/22/2029		5,163	5,028
3.650% due 02/15/2029		4,504	4,361
3.650% due 12/15/2029		3,204	3,051
3.700% due 04/01/2028		3,132	3,078

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

American Airlines, Inc. 5.750% due 04/20/2029	8,000	7,998
Amgen, Inc. 5.150% due 03/02/2028	31,160	31,848
Amrize Finance U.S. LLC 4.700% due 04/07/2028	22,000	22,206
AppLovin Corp. 5.125% due 12/01/2029	7,500	7,600
Bayer U.S. Finance LLC
4.250% due 12/15/2025	22,600	22,539
4.375% due 12/15/2028	24,900	24,674
6.125% due 11/21/2026	36,300	36,904
6.250% due 01/21/2029 (n)	43,100	45,268
6.375% due 11/21/2030	36,300	38,588
6.500% due 11/21/2033 (n)	7,800	8,367
Berry Global, Inc. 1.570% due 01/15/2026	8,809	8,653
Beth Israel Lahey Health, Inc.
2.220% due 07/01/2028	2,900	2,691
3.080% due 07/01/2051	7,000	4,329
BMW U.S. Capital LLC
4.650% due 03/19/2027	15,400	15,494
5.185% due 03/19/2027 ~	22,600	22,622
5.326% due 03/21/2028 ~	33,500	33,419
Boeing Co.
2.196% due 02/04/2026	75,579	74,410
2.700% due 02/01/2027	8,125	7,900
2.750% due 02/01/2026	63,290	62,578
3.250% due 02/01/2028	6,700	6,500
5.040% due 05/01/2027	7,968	8,031
5.150% due 05/01/2030	30,741	31,312
6.298% due 05/01/2029	4,500	4,759
6.388% due 05/01/2031	8,100	8,709
6.858% due 05/01/2054	500	548
7.008% due 05/01/2064	1,100	1,209
British Airways Pass-Through Trust
2.900% due 09/15/2036	665	601
3.300% due 06/15/2034	4,579	4,264
3.350% due 12/15/2030	3,515	3,366
3.800% due 03/20/2033	1,215	1,177
4.250% due 05/15/2034	4,562	4,385
Broadcom, Inc.
3.137% due 11/15/2035	145,195	122,521
3.419% due 04/15/2033	15,254	13,839
4.300% due 11/15/2032	8,280	8,034
5.050% due 07/12/2027	2,600	2,638
Centene Corp.
2.450% due 07/15/2028	1,300	1,208
4.250% due 12/15/2027	5,506	5,426
Charter Communications Operating LLC
3.500% due 06/01/2041	7,900	5,735
3.700% due 04/01/2051 (n)	2,200	1,467
3.850% due 04/01/2061	2,040	1,308
4.400% due 04/01/2033 (n)	1,850	1,743
4.908% due 07/23/2025	8,620	8,620
6.100% due 06/01/2029 (n)	6,000	6,283
6.484% due 10/23/2045 (n)	1,500	1,487
Choice Hotels International, Inc. 3.700% due 12/01/2029	5,090	4,812
CLN Magnetto Group 8.100% due 10/25/2031 «	43,000	43,205
CommonSpirit Health 3.910% due 10/01/2050	24,400	18,138
Conagra Brands, Inc. 1.375% due 11/01/2027	12,490	11,659
Continental Resources, Inc. 4.375% due 01/15/2028	4,889	4,822
CRH America Finance, Inc. 3.400% due 05/09/2027	1,600	1,574
CVS Pass-Through Trust 8.353% due 07/10/2031	128	138
Dell International LLC 6.020% due 06/15/2026	6,997	7,064
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	1,612	1,518
Emory University 2.143% due 09/01/2030	7,300	6,563
Enbridge, Inc.
1.600% due 10/04/2026	400	387
5.250% due 04/05/2027	1,100	1,117
6.000% due 11/15/2028	21,100	22,160
Energy Transfer LP
4.950% due 05/15/2028	1,091	1,107
4.950% due 06/15/2028	1,100	1,117
5.550% due 05/15/2034	5,250	5,318
5.700% due 04/01/2035	2,400	2,446

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.050% due 12/01/2026		2,400	2,451
6.100% due 12/01/2028		1,500	1,576
EQT Corp. 6.500% due 07/01/2027		5,000	5,114
Expedia Group, Inc. 4.625% due 08/01/2027		1,000	1,005
Ferguson Finance PLC 3.250% due 06/02/2030		4,400	4,147
Fidelity National Information Services, Inc. 1.150% due 03/01/2026		4,000	3,914
FirstEnergy Pennsylvania Electric Co.
3.250% due 03/15/2028		600	583
4.300% due 01/15/2029		1,760	1,745
Fiserv, Inc.
2.650% due 06/01/2030		37,580	34,455
5.150% due 03/15/2027		21,500	21,790
Flex Ltd. 4.875% due 05/12/2030		17,200	17,282
Ford Motor Co. 3.250% due 02/12/2032 (n)		11,800	9,953
GE Capital Funding LLC 4.550% due 05/15/2032		8,000	7,954
Glencore Funding LLC 3.875% due 10/27/2027		1,417	1,399
Global Payments, Inc.
1.200% due 03/01/2026		9,000	8,790
2.900% due 05/15/2030		3,892	3,580
3.200% due 08/15/2029		1,000	946
Gray Oak Pipeline LLC 3.450% due 10/15/2027 (n)		23,200	22,713
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		14,700	15,168
6.510% due 02/23/2042		800	830
Hamilton College 4.750% due 07/01/2113		29,370	23,270
HCA, Inc.
4.125% due 06/15/2029		4,500	4,422
5.200% due 06/01/2028 (n)		10,150	10,372
5.375% due 09/01/2026		26,700	26,840
5.500% due 06/01/2033		5,100	5,224
5.875% due 02/01/2029		1,700	1,765
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		10,000	9,313
Hyatt Hotels Corp. 5.250% due 06/30/2029		7,600	7,735
Hyundai Capital America
1.650% due 09/17/2026		73,100	70,578
2.100% due 09/15/2028		33,000	30,462
4.850% due 03/25/2027		22,000	22,104
5.250% due 01/08/2027		16,400	16,557
5.300% due 01/08/2029		6,500	6,607
5.402% due 03/25/2027 ~		30,000	29,959
5.500% due 03/30/2026		17,500	17,611
5.509% due 08/04/2025 •		43,900	43,921
5.950% due 09/21/2026		11,800	11,988
6.000% due 07/11/2025		70,300	70,322
6.250% due 11/03/2025		25,000	25,102
6.500% due 01/16/2029		8,400	8,862
Icon Investments Six DAC 5.809% due 05/08/2027		1,400	1,430
Imperial Brands Finance PLC
3.500% due 07/26/2026		34,025	33,630
3.875% due 07/26/2029		30,650	29,705
4.250% due 07/21/2025		1,566	1,565
INEOS Finance PLC 5.625% due 08/15/2030	EUR	10,000	11,480
Infor LLC 1.750% due 07/15/2025		$12,500	12,483
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		6,300	4,492
International Flavors & Fragrances, Inc. 1.230% due 10/01/2025		3,576	3,542
JetBlue Pass-Through Trust
2.750% due 11/15/2033		7,413	6,505
2.950% due 11/15/2029		446	410
4.000% due 05/15/2034		3,633	3,410
JSW Hydro Energy Ltd. 4.125% due 05/18/2031		6,532	6,018
Kraton Corp. 5.000% due 07/15/2027		1,200	1,216
Las Vegas Sands Corp.
5.900% due 06/01/2027		31,300	31,994
6.000% due 08/15/2029		11,300	11,619
Leidos, Inc. 2.300% due 02/15/2031		13,600	11,906

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Liberty Utilities Finance GP 1 2.050% due 09/15/2030		14,600	12,827
LifePoint Health, Inc. 11.000% due 10/15/2030 (n)		9,200	10,161
Marriott International, Inc. 5.450% due 09/15/2026		16,500	16,710
Mars, Inc.
4.450% due 03/01/2027		15,100	15,159
4.600% due 03/01/2028		16,900	17,041
5.000% due 03/01/2032		5,500	5,576
Mather Foundation 2.675% due 10/01/2031		1,050	903
Mattel, Inc. 3.375% due 04/01/2026		4,300	4,247
Mercedes-Benz Finance North America LLC 4.750% due 03/31/2028		3,200	3,227
Mileage Plus Holdings LLC 6.500% due 06/20/2027		560	561
Motorola Solutions, Inc. 2.300% due 11/15/2030		11,770	10,452
MPLX LP
4.000% due 03/15/2028		256	254
4.700% due 04/15/2048		7,200	5,848
National Football League 5.480% due 10/05/2028 «(l)		27,600	28,086
National Fuel Gas Co. 2.950% due 03/01/2031		10,900	9,730
NetApp, Inc. 2.700% due 06/22/2030		31,100	28,430
Nissan Motor Co. Ltd.
3.201% due 09/17/2028	EUR	3,100	3,574
3.522% due 09/17/2025		$122,700	122,018
4.345% due 09/17/2027		132,300	127,100
4.810% due 09/17/2030		41,900	38,468
NXP BV
3.150% due 05/01/2027		4,100	4,013
3.875% due 06/18/2026		37,682	37,472
5.350% due 03/01/2026		13,800	13,867
Occidental Petroleum Corp. 5.200% due 08/01/2029		3,250	3,263
OCI NV 6.700% due 03/16/2033		5,100	5,649
Oracle Corp.
2.800% due 04/01/2027		300	293
6.000% due 08/03/2055		5,000	4,996
6.125% due 08/03/2065		8,100	8,114
PeaceHealth Obligated Group 3.218% due 11/15/2050		8,900	5,520
Penske Truck Leasing Co. LP 5.350% due 03/30/2029		3,600	3,693
Petroleos Mexicanos 10.000% due 02/07/2033		13,700	14,676
President & Fellows of Harvard College 2.517% due 10/15/2050		550	334
Quest Diagnostics, Inc. 4.600% due 12/15/2027		1,700	1,716
Renesas Electronics Corp. 2.170% due 11/25/2026		3,801	3,677
Rolls-Royce PLC 5.750% due 10/15/2027		5,548	5,698
Royalty Pharma PLC 1.200% due 09/02/2025		11,900	11,822
S&P Global, Inc. 2.700% due 03/01/2029		1,900	1,801
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030		29,100	29,062
Sands China Ltd. 3.800% due 01/08/2026		600	597
Santos Finance Ltd. 6.875% due 09/19/2033		18,100	19,775
Skyworks Solutions, Inc. 1.800% due 06/01/2026		380	370
Snam SpA 5.000% due 05/28/2030		14,200	14,325
Southern Co. 1.750% due 03/15/2028		7,190	6,746
Spirit AeroSystems, Inc.
4.600% due 06/15/2028 (n)		6,800	6,689
9.375% due 11/30/2029 (n)		8,000	8,498
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		3,755	3,450
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		27,225	27,422
Sutter Health 3.361% due 08/15/2050		1,400	969

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

T-Mobile USA, Inc.
1.500% due 02/15/2026		21,400	20,984
2.050% due 02/15/2028		1,000	945
3.875% due 04/15/2030		17,657	17,154
4.200% due 10/01/2029		7,300	7,251
Tennessee Gas Pipeline Co. LLC
2.900% due 03/01/2030		4,635	4,283
7.000% due 10/15/2028		3,900	4,197
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	1,873	2,831
Thames Water Utilities Finance PLC
0.875% due 01/31/2030	EUR	13,400	10,048
1.250% due 01/31/2034		7,800	5,926
2.625% due 01/24/2034	GBP	7,300	6,541
4.000% due 04/18/2029	EUR	1,900	1,467
4.375% due 01/18/2033		6,400	4,934
4.375% due 07/03/2036	GBP	700	631
4.625% due 06/04/2048		1,900	1,734
5.500% due 02/11/2043		1,000	913
6.500% due 02/09/2034		900	832
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (g)		275	318
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$7,645	6,849
2.900% due 11/01/2029		1,277	1,186
3.100% due 01/07/2030		3,783	3,619
3.450% due 06/01/2029		3,512	3,410
3.450% due 01/07/2030		1,502	1,437
3.500% due 09/01/2031		5,426	5,122
3.750% due 03/03/2028		944	929
4.000% due 10/11/2027		1,776	1,761
4.150% due 02/25/2033		9,272	8,901
4.300% due 02/15/2027		718	717
5.450% due 08/15/2038		30,135	30,518
5.800% due 07/15/2037		45,377	46,447
5.875% due 04/15/2029		28,910	29,525
United Airlines, Inc. 4.375% due 04/15/2026		1,900	1,889
Venture Global Calcasieu Pass LLC 6.250% due 01/15/2030		13,000	13,417
Venture Global LNG, Inc.
7.000% due 01/15/2030		6,800	6,880
8.125% due 06/01/2028		10,000	10,342
9.875% due 02/01/2032		1,400	1,513
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	10,000	13,276
VMware LLC
1.800% due 08/15/2028		$3,000	2,776
4.650% due 05/15/2027		12,010	12,085
4.700% due 05/15/2030		9,100	9,140
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		3,700	3,636
4.750% due 11/13/2028		39,500	39,354
4.950% due 03/25/2027		15,000	15,051
5.050% due 03/27/2028		22,300	22,434
5.350% due 03/27/2030		1,800	1,832
5.650% due 03/25/2032		12,200	12,407
5.700% due 09/12/2026		6,800	6,876
6.000% due 11/16/2026		25,950	26,374
6.200% due 11/16/2028		13,950	14,498
Walgreens Boots Alliance, Inc. 3.450% due 06/01/2026		9,200	9,007
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		222	216
Weir Group, Inc. 5.350% due 05/06/2030		18,500	18,765
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028		6,100	6,137
Xylem, Inc. 3.250% due 11/01/2026		2,400	2,367

			2,984,289

UTILITIES 2.6%
Adani Renewable Energy RJ Ltd. 4.625% due 10/15/2039		6,847	5,523
AEP Texas, Inc. 3.950% due 06/01/2028		5,800	5,734
AES Corp.
2.450% due 01/15/2031 (n)		10,600	9,272
3.950% due 07/15/2030		18,167	17,282
Alliant Energy Finance LLC 1.400% due 03/15/2026		8,400	8,145
AT&T, Inc. 4.700% due 08/15/2030		14,200	14,332

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Boston Gas Co. 3.150% due 08/01/2027		2,900	2,824
Capital Power U.S. Holdings, Inc. 5.257% due 06/01/2028		6,100	6,184
CenterPoint Energy Houston Electric LLC 5.200% due 10/01/2028		6,600	6,807
Clearway Energy Operating LLC 3.750% due 02/15/2031		10,700	9,832
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		3,200	3,380
Edison International
5.450% due 06/15/2029		13,300	13,160
5.750% due 06/15/2027		4,700	4,734
EDP Finance BV 1.710% due 01/24/2028		38,300	35,842
Electricite de France SA
5.700% due 05/23/2028		5,000	5,153
6.000% due 04/22/2064		9,200	8,724
6.375% due 01/13/2055		7,100	7,131
9.125% due 03/15/2033 •(i)(n)		13,700	15,487
Enel Finance America LLC 2.875% due 07/12/2041		2,800	1,910
Enel Finance International NV
1.625% due 07/12/2026		17,400	16,891
2.125% due 07/12/2028		11,300	10,554
2.500% due 07/12/2031		800	702
4.625% due 06/15/2027		35,600	35,745
5.000% due 06/15/2032		12,900	12,944
5.125% due 06/26/2029		2,500	2,547
EPH Financing International AS 6.651% due 11/13/2028	EUR	16,400	20,979
Evergy Metro, Inc. 2.250% due 06/01/2030		$2,600	2,349
Exelon Corp. 2.750% due 03/15/2027		770	752
Fells Point Funding Trust 3.046% due 01/31/2027		8,500	8,319
FirstEnergy Corp.
1.600% due 01/15/2026		5,500	5,400
2.250% due 09/01/2030		7,000	6,220
3.900% due 07/15/2027		2,000	1,978
FORESEA Holding SA 7.500% due 06/15/2030		2,013	1,914
India Green Power Holdings 4.000% due 02/22/2027		4,766	4,639
IPALCO Enterprises, Inc. 4.250% due 05/01/2030		6,370	6,120
ITC Holdings Corp. 2.950% due 05/14/2030 (n)		20,900	19,448
Monongahela Power Co. 3.550% due 05/15/2027		4,400	4,337
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		290	244
New York State Electric & Gas Corp. 1.950% due 10/01/2030		18,300	15,705
NextEra Energy Capital Holdings, Inc.
2.250% due 06/01/2030		42,290	38,104
3.830% due 06/12/2030	CAD	1,700	1,259
4.670% due 06/12/2035		8,000	5,960
Niagara Mohawk Power Corp. 4.278% due 12/15/2028		$17,600	17,471
NorthWestern Corp. 5.073% due 03/21/2030		3,200	3,252
ONEOK, Inc.
4.250% due 09/24/2027		45,425	45,371
4.400% due 10/15/2029		32,625	32,389
4.750% due 10/15/2031		20,250	20,060
5.650% due 11/01/2028		6,100	6,322
5.700% due 11/01/2054		11,400	10,532
6.050% due 09/01/2033		36,100	37,895
Pacific Gas & Electric Co.
2.100% due 08/01/2027		28,879	27,360
2.500% due 02/01/2031		39,700	34,483
2.950% due 03/01/2026		4,050	3,997
3.150% due 01/01/2026		35,240	34,907
3.250% due 06/01/2031		18,660	16,757
3.300% due 03/15/2027		9,400	9,186
3.300% due 12/01/2027		10,000	9,678
3.300% due 08/01/2040		10,719	7,676
3.450% due 07/01/2025		13,300	13,300
3.500% due 08/01/2050		51,900	33,322
3.750% due 07/01/2028		12,700	12,327
3.950% due 12/01/2047		24,400	17,237
4.200% due 03/01/2029		26,800	26,165
4.400% due 03/01/2032		26,200	24,594
4.500% due 12/15/2041		10,400	8,182

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.550% due 07/01/2030	29,903	29,201
4.650% due 08/01/2028	6,100	6,067
5.000% due 06/04/2028	10,200	10,234
6.000% due 08/15/2035	11,100	11,229
6.100% due 01/15/2029 (n)	25,250	26,170
6.400% due 06/15/2033	15,500	16,211
PacifiCorp
3.300% due 03/15/2051	100	65
5.300% due 02/15/2031	11,300	11,645
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~	46,200	46,281
Public Service Co. of Colorado 1.900% due 01/15/2031	1,900	1,650
ReNew Wind Energy AP2 4.500% due 07/14/2028	11,600	11,017
Rio Oil Finance Trust
8.200% due 04/06/2028	1,223	1,276
9.750% due 01/06/2027	9,252	9,578
Rochester Gas & Electric Corp. 1.850% due 12/01/2030	600	514
Southern California Edison Co.
2.500% due 06/01/2031	7,760	6,743
2.750% due 02/01/2032	18,550	16,000
3.650% due 06/01/2051	15,000	9,931
4.400% due 09/06/2026	3,600	3,595
4.875% due 02/01/2027	5,100	5,131
5.150% due 06/01/2029	9,300	9,398
5.250% due 03/15/2030	7,500	7,580
5.350% due 03/01/2026	18,600	18,696
Southern California Gas Co. 2.950% due 04/15/2027	6,830	6,694
Southwestern Electric Power Co. 4.100% due 09/15/2028	257	255
Toledo Edison Co. 2.650% due 05/01/2028	18,667	17,505
Virginia Power Fuel Securitization LLC
4.877% due 05/01/2033	19,800	20,138
5.088% due 05/01/2029	8,224	8,272
WEC Energy Group, Inc. 1.800% due 10/15/2030	5,538	4,850

		1,172,955

Total Corporate Bonds & Notes (Cost $10,703,644)		10,595,735

MUNICIPAL BONDS & NOTES 0.7%
CALIFORNIA 0.1%
California Health Facilities Financing Authority Revenue Bonds, Series 2019 2.704% due 06/01/2030	5,100	4,734
California Health Facilities Financing Authority Revenue Notes, Series 2019
2.534% due 06/01/2028	5,100	4,872
2.584% due 06/01/2029	3,600	3,387
California State General Obligation Bonds, (BABs), Series 2009 7.500% due 04/01/2034	2	2
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	7,235	6,039
3.850% due 06/01/2050	10,050	9,150
4.214% due 06/01/2050	3,900	2,812
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010 6.507% due 08/01/2043	200	215
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	6,770	5,624
University of California Revenue Notes, Series 2020 1.316% due 05/15/2027	5,700	5,441

		42,276

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2003 5.910% due 06/01/2033	165	178

FLORIDA 0.0%
State Board of Administration Finance Corp. Florida Revenue Notes, Series 2024 5.526% due 07/01/2034	5,100	5,240

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.655% due 04/01/2057	48,220	51,517

LOUISIANA 0.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	3,300	3,377

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Louisiana Local Government Environmental Facilities & Community Development Authority Series 2022 4.275% due 02/01/2036	1,600	1,557

		4,934

NEW YORK 0.2%
New York State Urban Development Corp. Revenue Bonds, Series 2020
2.027% due 03/15/2031	23,000	20,263
2.127% due 03/15/2032	23,000	19,815
2.227% due 03/15/2033	23,000	19,390
2.277% due 03/15/2034	19,000	16,001
New York State Urban Development Corp. Revenue Notes, Series 2020 1.827% due 03/15/2029	800	743

		76,212

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006 6.060% due 05/15/2035	165	178

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2020
1.329% due 11/01/2025	1,000	989
1.946% due 11/01/2028	2,435	2,275
2.046% due 11/01/2029	1,400	1,284
2.096% due 11/01/2030	1,750	1,571
Texas Natural Gas Securitization Finance Corp. Series 2023
5.102% due 04/01/2035	55,873	57,179
5.169% due 04/01/2041	34,500	34,878

		98,176

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020
2.951% due 06/01/2031	1,630	1,470
3.401% due 06/01/2034	10,930	9,445
3.501% due 06/01/2035	9,935	8,438

		19,353

Total Municipal Bonds & Notes (Cost $320,879)		298,064

U.S. GOVERNMENT AGENCIES 51.3%
Fannie Mae
0.000% due 02/25/2033 - 11/25/2040 •	339	302
0.000% due 03/25/2036 (b)	535	490
1.650% due 02/25/2037 •(a)	6	0
1.680% due 06/25/2037 •(a)	38	3
1.730% due 12/25/2042 •(a)	756	87
1.750% due 03/25/2036 ~(a)	4,345	241
1.830% due 05/25/2037 - 01/25/2040 •(a)	375	29
1.880% due 08/25/2042 •(a)	4,959	720
1.960% due 03/25/2037 •(a)	19	2
2.027% due 05/25/2044 ~(a)	3,779	237
2.130% due 07/25/2036 •(a)	200	19
2.149% due 06/25/2055 ~(a)	3,639	227
2.176% due 12/25/2038 ~(a)	4,148	299
2.180% due 12/25/2036 - 06/25/2037 •(a)	136	8
2.220% due 12/25/2036 •(a)	71	8
2.230% due 07/25/2037 •(a)	47	5
2.340% due 05/25/2037 •(a)	18	2
2.349% due 01/25/2031 ~(a)	192,508	11,173
2.449% due 10/25/2043 •	13,390	12,845
3.000% due 08/25/2040 - 09/01/2057	47,986	44,088
3.500% due 08/25/2042	13,042	12,318
4.000% due 07/25/2040 - 01/01/2059	15,790	14,862
4.045% due 12/01/2029	8,530	8,494
4.217% due 03/01/2033 •	7	7
4.300% due 11/01/2029	11,735	11,800
4.500% due 01/25/2035 - 09/25/2041	68,470	67,260
4.556% due 03/25/2034 •	4	4
4.586% due 08/25/2034 •	3	3
4.670% due 04/25/2036 - 05/25/2037 •	403	398
4.720% due 01/25/2033 - 05/25/2048 •	12,584	12,232
4.735% due 12/25/2042 ~	3,446	3,450
4.740% due 11/25/2036 - 06/25/2037 •	123	122
4.770% due 05/25/2034 - 03/25/2044 •	1,014	1,006
4.780% due 03/25/2037 •	3	3
4.790% due 01/25/2037 •	158	156
4.800% due 07/25/2037 •	151	149
4.807% due 07/25/2037 •	35	35
4.816% due 04/18/2028 •	1	1
4.820% due 06/25/2029 - 06/25/2047 •	17,893	17,537
4.830% due 09/25/2035 •	11	11
4.850% due 11/25/2040 •	1,346	1,336
4.860% due 06/25/2036 •	110	110

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.866% due 10/18/2030 •	43	43
4.870% due 10/25/2030 - 04/25/2047 •	24,171	23,649
4.880% due 07/25/2036 •	319	317
4.881% due 03/25/2036 •	225	222
4.887% due 12/01/2036 •	7	6
4.920% due 08/25/2030 - 12/25/2049 •	25,491	25,111
4.940% due 10/25/2040 •	12	12
4.966% due 12/18/2031 •	9	9
4.970% due 09/25/2041 •	266	265
5.000% due 09/18/2027 - 04/25/2035	217	220
5.000% due 08/25/2037 - 04/25/2043 •	2,310	2,263
5.020% due 06/25/2030 - 07/25/2034 •	488	489
5.070% due 03/25/2040 •	291	291
5.090% due 03/25/2038 •	21	21
5.130% due 10/25/2042 ~	2,675	2,703
5.140% due 06/25/2037 •	52	52
5.150% due 01/25/2051 •	21,226	21,239
5.170% due 04/25/2031 - 11/25/2039 •	213	214
5.205% due 09/25/2054 •	24,044	23,965
5.240% due 02/25/2038 •	64	64
5.250% due 12/25/2050 •	6,363	6,376
5.255% due 01/25/2055 •	23,739	23,764
5.320% due 04/25/2032 - 11/25/2033 •	423	426
5.500% due 08/25/2035	15	16
5.505% due 12/25/2053 - 02/25/2055 •	46,357	46,475
5.555% due 02/25/2055 •	30,669	30,803
5.613% due 09/01/2034 •	7	6
5.645% due 08/01/2027 •	1	1
5.696% due 06/01/2043 •	725	733
5.697% due 07/01/2042 - 12/01/2044 •	3,081	3,118
5.747% due 09/01/2041 •	1,308	1,318
5.750% due 12/20/2027 - 08/25/2034	253	256
5.821% due 05/01/2030 •	1	1
5.865% due 11/01/2037 •	3	3
5.895% due 11/01/2031 •	24	24
5.897% due 10/01/2030 - 10/01/2040 •	283	284
5.960% due 12/01/2034 •	7	7
6.000% due 05/17/2027 - 10/25/2044	2,638	2,747
6.009% due 12/01/2034 •	7	8
6.027% due 11/01/2034 •	45	45
6.096% due 09/01/2035 •	10	10
6.118% due 03/01/2035 •	4	4
6.146% due 02/01/2035 •	257	259
6.163% due 09/01/2035 - 10/01/2035 •	262	265
6.178% due 03/01/2034 •	1	1
6.180% due 11/01/2035 •	476	491
6.185% due 07/01/2035 •	47	48
6.187% due 01/01/2035 •	438	444
6.202% due 03/01/2034 •	166	170
6.210% due 10/01/2034 •	127	128
6.213% due 11/01/2035 •	276	281
6.249% due 02/01/2035 •	51	52
6.250% due 02/25/2029	41	42
6.255% due 05/01/2036 •	59	61
6.260% due 06/01/2035 •	50	51
6.266% due 12/01/2035 •	6	6
6.275% due 01/01/2035 •	306	309
6.288% due 08/01/2035 •	22	22
6.291% due 04/01/2036 •	13	13
6.307% due 12/01/2034 •	130	132
6.309% due 01/01/2036 •	29	29
6.315% due 05/01/2035 •	3	3
6.320% due 02/01/2027 •	3	3
6.322% due 11/01/2034 •	2	3
6.323% due 01/01/2035 •	641	656
6.335% due 10/01/2034 •	68	69
6.340% due 01/01/2036 •	1	1
6.346% due 06/01/2035 •	45	46
6.353% due 05/01/2034 •	23	23
6.357% due 02/01/2035 •	9	10
6.375% due 01/01/2035 •	9	9
6.381% due 12/01/2034 •	5	5
6.385% due 02/01/2035 •	20	20
6.405% due 11/01/2035 •	41	42
6.409% due 04/01/2033 •	4	4
6.410% due 06/01/2035 •	55	57
6.415% due 11/01/2034 •	61	62
6.420% due 12/01/2034 •	2	2
6.425% due 03/01/2035 - 01/01/2036 •	42	44
6.435% due 12/01/2033 - 06/01/2034 •	108	110
6.460% due 05/01/2035 •	5	5
6.464% due 08/01/2027 •	10	10
6.478% due 12/01/2035 •	59	60
6.479% due 04/01/2027 •	2	2
6.500% due 07/18/2027 - 06/25/2044	2,738	2,823
6.500% due 12/01/2033 •	41	42

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.503% due 02/01/2035 •	97	98
6.528% due 04/01/2035 •	4	5
6.534% due 02/01/2035 •	392	398
6.535% due 05/01/2033 •	4	4
6.537% due 11/01/2035 •	82	83
6.540% due 10/01/2035 •	38	39
6.557% due 05/01/2035 •	275	281
6.563% due 01/01/2035 •	109	112
6.565% due 11/01/2025 - 03/01/2033 •	11	11
6.583% due 11/01/2035 •	29	29
6.584% due 12/01/2036 •	2	2
6.585% due 11/01/2035 •	69	70
6.606% due 12/01/2033 •	74	76
6.612% due 05/01/2037 •	2	2
6.633% due 12/01/2030 •	1	1
6.653% due 08/25/2037 ~	16	16
6.667% due 11/01/2032 •	1	1
6.675% due 02/01/2035 •	4	4
6.676% due 12/01/2034 •	2	2
6.682% due 01/01/2037 •	4	4
6.704% due 03/01/2034 •	278	284
6.715% due 05/01/2035 •	396	405
6.748% due 03/01/2036 •	62	63
6.782% due 05/25/2035 ~	846	867
6.797% due 05/01/2035 - 03/01/2036 •	28	28
6.808% due 04/01/2038 •	1	1
6.810% due 06/01/2035 •	24	25
6.827% due 03/01/2036 •	72	74
6.842% due 01/01/2036 •	4	5
6.848% due 12/01/2027 •	22	22
6.850% due 12/01/2026 - 04/01/2034 •	11	11
6.912% due 02/01/2036 •	47	48
6.915% due 09/01/2035 - 04/01/2036 •	289	292
6.925% due 09/01/2034 •	29	30
6.944% due 11/01/2035 •	122	125
6.952% due 11/01/2034 •	86	88
6.971% due 02/01/2036 •	26	27
6.974% due 05/01/2035 •	5	5
7.000% due 12/18/2026 - 01/25/2048	368	374
7.000% due 04/01/2035 •	131	134
7.018% due 05/01/2038 •	2,121	2,202
7.037% due 11/01/2034 •	156	162
7.125% due 12/01/2025 - 09/01/2036 •	2	2
7.160% due 06/01/2035 •	3	4
7.168% due 06/01/2035 •	595	611
7.186% due 08/01/2026 •	1	1
7.190% due 09/01/2035 •	2	2
7.200% due 08/01/2035 •	68	68
7.202% due 08/01/2035 •	73	75
7.214% due 09/01/2037 •	4	5
7.220% due 07/01/2026 - 09/01/2035 •	182	185
7.258% due 09/01/2035 •	39	40
7.260% due 08/01/2033 •	1	1
7.265% due 09/01/2029 - 09/01/2035 •	113	114
7.268% due 11/01/2035 •	32	33
7.277% due 09/01/2033 •	2	2
7.279% due 09/01/2033 •	8	8
7.282% due 11/01/2035 •	73	74
7.310% due 08/01/2032 - 07/01/2035 •	96	98
7.333% due 09/01/2034 •	561	572
7.381% due 08/01/2035 •	302	307
7.398% due 08/01/2035 •	114	116
7.409% due 10/01/2035 •	63	64
7.410% due 10/01/2034 •	60	61
7.419% due 07/01/2034 •	1	1
7.430% due 07/01/2035 •	2	2
7.450% due 10/01/2027 •	7	7
7.487% due 09/01/2035 •	22	23
7.500% due 08/20/2027 - 07/25/2041	58	59
7.500% due 06/19/2041 ~	6	6
7.505% due 08/01/2035 •	33	33
7.510% due 09/01/2035 •	89	91
7.529% due 07/01/2035 •	29	30
7.538% due 06/01/2033 •	4	4
7.594% due 09/01/2037 •	1	1
7.787% due 07/01/2035 •	21	22
8.000% due 07/18/2027 - 03/01/2030	1	1
8.500% due 02/17/2027	7	7
Freddie Mac
0.000% due 02/15/2041 •	9	6
1.582% due 06/15/2042 - 08/15/2042 •(a)	13,548	1,441
1.832% due 02/15/2038 •(a)	74	5
1.882% due 05/15/2039 •(a)	111	11
1.990% due 05/15/2038 ~(a)	413	34
2.000% due 06/15/2052 (a)	314,023	41,487
2.003% due 11/15/2038 ~(a)	6,114	532

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

2.032% due 03/15/2037 •(a)	92	9
2.082% due 08/15/2036 •(a)	50	5
2.092% due 12/15/2041 •(a)	4,622	648
2.162% due 09/15/2036 •(a)	69	7
2.194% due 06/15/2039 ~(a)	2,253	181
2.232% due 11/15/2036 •(a)	2,433	220
2.270% due 10/15/2041 ~(a)	1,165	69
2.451% due 09/15/2043 - 12/15/2043 •	6,447	6,434
2.875% due 04/25/2026	13,600	13,454
2.939% due 04/25/2029	2,600	2,490
3.000% due 03/01/2027	1	1
3.000% due 08/15/2027 (a)	681	14
3.500% due 07/01/2029 - 10/01/2047	36,288	33,938
4.000% due 10/01/2033 - 05/01/2048	32,333	31,161
4.103% due 05/15/2033 •	56	60
4.500% due 01/01/2026 - 02/01/2046	2,153	2,134
4.550% due 08/15/2032 ~	31	31
4.608% due 10/15/2043 •	22,486	22,051
4.668% due 07/15/2034 - 05/15/2037 •	441	435
4.694% due 08/25/2031 •	49	49
4.718% due 08/15/2035 - 02/15/2037 •	70	70
4.738% due 07/15/2034 •	68	67
4.758% due 02/15/2037 •	6	6
4.768% due 12/15/2029 - 11/15/2043 •	1,908	1,888
4.814% due 08/15/2040 - 10/15/2040 •	12,889	12,702
4.818% due 06/15/2031 - 05/15/2041 •	595	589
4.828% due 05/15/2036 •	175	174
4.862% due 08/25/2027 •	25,600	25,599
4.868% due 11/15/2030 - 12/15/2031 •	1	0
4.868% due 01/25/2036 ~	1,086	1,051
4.904% due 11/15/2042 •	3,193	3,170
4.918% due 06/15/2030 - 12/15/2032 •	12	12
4.938% due 01/15/2041 •	399	397
4.968% due 02/15/2032 - 03/15/2044 •	1,445	1,439
4.998% due 05/15/2032 - 07/15/2037 •	940	937
5.000% due 08/15/2034 - 07/01/2040	1,636	1,674
5.000% due 03/15/2043 •	298	283
5.008% due 10/15/2037 •	234	233
5.018% due 12/15/2032 - 11/15/2037 •	761	760
5.048% due 10/15/2037 •	298	298
5.088% due 08/15/2037 •	1,129	1,127
5.128% due 10/15/2037 •	441	441
5.138% due 05/15/2037 •	338	338
5.148% due 05/15/2040 •	7	7
5.168% due 08/15/2036 •	8	8
5.245% due 11/25/2054 •	19,442	19,402
5.250% due 03/15/2050 •	5,278	5,296
5.268% due 11/15/2039 •	7	7
5.328% due 07/15/2037 •	96	97
5.420% due 05/25/2043 •	2,411	2,438
5.500% due 05/15/2033 - 03/01/2038	1,081	1,128
5.505% due 02/25/2055 •	30,384	30,462
5.599% due 02/25/2045 •	3,655	3,534
5.799% due 07/25/2044 •	555	537
5.950% due 06/15/2028	1,206	1,216
5.980% due 05/01/2037 •	23	23
6.000% due 07/15/2026 - 10/15/2036	3,663	3,816
6.196% due 06/01/2033 •	22	23
6.250% due 12/15/2028	25	25
6.320% due 02/01/2037 •	1	1
6.347% due 03/01/2035 •	122	123
6.430% due 01/01/2034 •	192	197
6.464% due 04/01/2036 •	63	65
6.494% due 11/01/2028 •	23	23
6.500% due 03/01/2026 - 10/25/2043	9,946	10,179
6.500% due 08/01/2035 •	3	3
6.520% due 05/01/2035 •	390	397
6.521% due 01/01/2037 •	10	10
6.597% due 08/01/2035 •	2	2
6.671% due 03/01/2035 •	3	3
6.684% due 11/01/2035 •	316	325
6.702% due 04/01/2036 •	2	2
6.725% due 10/01/2035 •	1,298	1,344
6.743% due 05/01/2037 •	6	6
6.789% due 02/01/2037 •	1	1
6.826% due 06/01/2035 •	1,544	1,596
6.835% due 02/01/2036 •	15	15
6.856% due 05/01/2037 •	1	1
6.870% due 11/01/2035 - 05/01/2036 •	311	317
6.886% due 07/01/2035 •	231	236
6.891% due 06/01/2037 •	1	1
7.000% due 06/01/2026 - 10/25/2043	3,736	3,905
7.044% due 09/01/2035 •	5	5
7.054% due 10/01/2035 •	428	438
7.072% due 10/01/2035 •	504	516
7.087% due 07/01/2030 •	45	45

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

7.125% due 10/01/2035 •	13	14
7.171% due 08/01/2035 •	586	601
7.216% due 09/01/2035 •	2	2
7.236% due 07/01/2035 •	234	239
7.321% due 09/01/2035 •	323	330
7.345% due 08/01/2035 •	26	26
7.355% due 09/01/2035 •	5	5
7.358% due 03/01/2036 •	4	4
7.428% due 02/01/2026 •	3	3
7.482% due 07/01/2027 - 01/01/2028 •	1	0
7.500% due 09/20/2026 - 10/01/2036	361	371
7.643% due 07/01/2032 •	1	1
7.647% due 11/01/2034 •	10	10
8.500% due 12/01/2025 - 11/01/2027	1	0
12.130% due 08/15/2037 •	197	261
Ginnie Mae
2.500% due 03/15/2043 - 04/20/2052	52,236	44,435
3.000% due 07/20/2046 - 08/20/2052	240,845	213,177
3.500% due 10/15/2041 - 06/20/2055	249,126	227,729
4.000% due 05/20/2041 - 03/15/2052	68,647	64,422
4.000% due 02/20/2044 (a)	8,641	956
4.370% due 04/20/2063 - 05/20/2063 •	477	476
4.500% due 08/15/2033 - 11/20/2049	54,703	53,365
4.625% (H15T1Y + 1.500%) due 07/20/2025 - 09/20/2026 ~	33	30
4.625% due 07/20/2027 - 07/20/2034 •	309	310
4.652% due 08/20/2045 •	2,022	1,970
4.750% (H15T1Y + 1.500%) due 10/20/2025 - 10/20/2026 ~	24	23
4.750% due 11/20/2026 - 10/20/2033 •	354	354
4.750% due 07/20/2035	333	331
4.789% due 05/20/2047 •	476	460
4.796% due 11/20/2068 •	383	384
4.802% due 09/20/2052 - 01/20/2072 •	59,668	58,738
4.832% due 11/20/2037 •	102	99
4.875% (H15T1Y + 1.500%) due 04/20/2026 - 06/20/2026 ~	22	23
4.875% due 04/20/2027 - 04/20/2041 •	852	861
4.876% due 05/20/2065 •	610	611
4.882% due 07/20/2049 •	1,379	1,340
4.883% due 04/20/2065 •	5	5
4.893% due 06/20/2065 •	3,143	3,148
4.903% due 09/20/2065 •	4,313	4,322
4.906% due 02/20/2067 •	1,858	1,862
4.916% due 06/20/2067 •	836	837
4.946% due 01/20/2061 - 07/20/2063 •	781	783
4.952% due 02/20/2074 •	15,208	15,189
4.996% due 05/20/2065 •	1,559	1,559
5.000% (H15T1Y + 1.500%) due 07/20/2025 - 07/20/2026 ~	13	13
5.000% due 10/20/2026 - 08/20/2030 •	318	319
5.000% due 07/15/2033 - 06/20/2050	2,701	2,710
5.016% due 04/20/2062 - 06/20/2065 •	2,771	2,771
5.026% due 06/20/2065 •	1,879	1,879
5.030% due 02/20/2060 •	1,026	1,032
5.046% due 03/20/2062 - 09/20/2065 •	6,197	6,200
5.066% due 08/20/2065 •	14,469	14,475
5.102% due 01/20/2073 •	12,016	12,043
5.106% due 12/20/2065 •	6,787	6,793
5.123% due 02/20/2060 •	120	121
5.146% due 04/20/2070 •	19,252	19,196
5.172% due 02/20/2073 •	55,189	55,433
5.182% due 02/20/2073 - 03/20/2073 •	84,016	84,507
5.196% due 12/20/2065 - 10/20/2066 •	11,233	11,255
5.202% due 01/20/2073 •	76,439	76,725
5.227% due 06/20/2067 •	6,937	7,035
5.272% due 08/20/2073 •	16,040	16,196
5.296% due 04/20/2066 - 11/20/2066 •	9,445	9,486
5.322% due 12/20/2072 •	71,834	72,687
5.366% due 07/20/2065 •	428	430
5.402% due 06/20/2073 - 11/20/2073 •	91,772	93,247
5.442% due 11/20/2072 •	78,508	79,746
5.446% due 01/20/2066 - 03/20/2066 •	13,665	13,734
5.496% due 02/20/2066 •	8,586	8,630
5.500% due 07/20/2025 - 03/16/2034	339	338
5.592% due 04/20/2067 •	4,015	4,068
5.596% due 03/20/2066 •	3,664	3,688
5.625% (H15T1Y + 1.500%) due 01/20/2026 - 03/20/2026 ~	35	35
5.625% due 01/20/2027 - 02/20/2034 •	640	644
5.656% due 11/20/2067 •	1,856	1,884
6.000% due 04/15/2028 - 12/20/2041	507	526
6.500% due 04/15/2026 - 09/20/2038	41	41
6.625% due 06/20/2041 •	2	2
7.000% due 10/20/2025 - 10/15/2034	69	69
7.500% due 07/15/2025 - 02/15/2035	34	35
8.000% due 08/20/2025 - 10/20/2031	66	66
8.500% due 06/15/2026 - 04/15/2031	42	43
9.000% due 07/15/2030 - 11/15/2030	17	18
Ginnie Mae, TBA
2.000% due 07/01/2055 - 08/01/2055	180,700	147,205

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

2.500% due 08/01/2055	457,450	388,719
3.000% due 07/01/2055 - 08/01/2055	516,400	456,751
3.500% due 07/01/2055	577,140	524,775
4.000% due 07/01/2055 - 08/01/2055	483,600	449,646
4.500% due 07/01/2055 - 08/01/2055	410,100	392,554
5.000% due 07/01/2055 - 08/01/2055	470,400	462,015
5.500% due 07/01/2055	262,100	262,526
6.000% due 07/01/2055 - 08/01/2055	263,000	266,796
U.S. Small Business Administration
5.110% due 08/01/2025	1	1
5.310% due 05/01/2027	4	4
5.320% due 04/01/2027	5	5
5.510% due 11/01/2027	12	12
5.600% due 09/01/2028	43	44
5.780% due 08/01/2027	1	1
5.820% due 07/01/2027	57	58
5.870% due 07/01/2028	17	17
6.020% due 08/01/2028	16	16
6.070% due 07/01/2026	9	9
Uniform Mortgage-Backed Security
2.000% due 03/01/2026 - 03/01/2052	20,580	16,315
2.500% due 02/01/2040 - 03/01/2040	4,752	4,334
3.000% due 12/01/2025 - 08/01/2052	1,023,216	894,009
3.500% due 08/01/2025 - 09/01/2050	73,901	72,040
4.000% due 08/01/2025 - 02/01/2053	308,961	291,851
4.500% due 07/01/2025 - 08/01/2053	402,371	385,984
5.000% due 08/01/2025 - 08/01/2054	441,299	434,761
5.500% due 11/01/2025 - 08/01/2054	2,318,744	2,323,780
6.000% due 03/01/2026 - 04/01/2055	263,015	269,446
6.500% due 05/01/2027 - 04/01/2055	7,636	7,950
7.500% due 08/01/2026 - 09/01/2030	4	3
8.000% due 09/01/2025 - 08/01/2032	701	725
8.500% due 10/01/2025 - 09/01/2031	171	174
Uniform Mortgage-Backed Security, TBA
2.500% due 07/01/2055 - 08/01/2055	97,760	81,086
3.000% due 07/01/2055 - 08/01/2055	5,047,774	4,368,008
3.500% due 08/01/2055	80,500	72,463
4.000% due 07/01/2055 - 08/01/2055	1,339,185	1,245,154
4.500% due 07/01/2040 - 08/01/2055	1,800,089	1,721,490
5.000% due 07/01/2055 - 09/01/2055	2,597,264	2,544,109
5.500% due 07/01/2055 - 08/01/2055	528,215	527,758
6.000% due 07/01/2055 - 08/01/2055	1,874,400	1,903,191
6.500% due 08/01/2055	331,200	341,503
Vendee Mortgage Trust 6.341% due 01/15/2030 ~	183	188

Total U.S. Government Agencies (Cost $22,827,253)		22,919,013

U.S. TREASURY OBLIGATIONS 15.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (r)	1,677,555	1,069,245
1.375% due 08/15/2050	188,040	92,771
1.750% due 08/15/2041	331,100	219,923
1.875% due 02/15/2041	568,475	391,182
2.000% due 02/15/2050 (p)(r)	34,500	20,271
2.250% due 05/15/2041 (p)(r)	196,500	142,769
2.250% due 08/15/2049	391,120	245,474
2.375% due 11/15/2049 (p)(r)	151,100	97,229
2.750% due 11/15/2042	420,200	320,222
2.875% due 05/15/2043	252,260	194,506
2.875% due 08/15/2045	321,230	240,283
2.875% due 05/15/2049 (p)	185,660	133,334
3.000% due 05/15/2042 (p)	23,200	18,533
3.000% due 11/15/2044 (p)(r)	56,000	43,140
3.000% due 05/15/2045	800,850	613,683
3.000% due 11/15/2045 (p)(r)	80,700	61,505
3.000% due 02/15/2048 (p)	116,800	86,820
3.000% due 08/15/2048	178,291	131,914
3.000% due 02/15/2049 (p)(r)	100,880	74,360
3.125% due 02/15/2043 (p)(r)	79,700	64,118
3.125% due 08/15/2044 (p)	194,200	153,183
3.125% due 05/15/2048 (p)	154,300	117,117
3.250% due 05/15/2042	269,942	223,409
3.375% due 11/15/2048 (p)(r)	103,100	81,590
3.625% due 08/15/2043 (p)(r)	43,200	37,179
4.250% due 08/15/2054	117,500	107,338
4.500% due 11/15/2054	64,200	61,201
4.625% due 05/15/2044 (p)(r)	24,700	24,230
4.625% due 02/15/2055	248,800	242,269
U.S. Treasury Inflation Protected Securities (h)
0.125% due 07/15/2031 (p)	252,281	232,250
0.125% due 01/15/2032 (p)	211,872	192,115
0.125% due 02/15/2051	742,052	404,620
0.125% due 02/15/2052	88,264	47,176
0.250% due 02/15/2050	143,853	83,643
0.625% due 02/15/2043	837	623

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

0.750% due 02/15/2045	189,066	138,158
0.875% due 02/15/2047	108,829	78,922
1.000% due 02/15/2046	85,827	65,091
1.000% due 02/15/2049	11,090	8,054
1.375% due 02/15/2044	15,828	13,301
1.500% due 02/15/2053	210,022	166,505
2.125% due 02/15/2054	141,291	129,414
2.375% due 02/15/2055	29,269	28,322
U.S. Treasury STRIPS
0.000% due 02/15/2041 (a)	26,600	12,453
0.000% due 05/15/2041 (a)	25,400	11,731
0.000% due 08/15/2041 (a)	26,300	11,970
0.000% due 11/15/2041 (a)	27,800	12,457
0.000% due 08/15/2042 (a)	96,900	41,521

Total U.S. Treasury Obligations (Cost $9,030,096)		6,987,124

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.3%
1211 Avenue of the Americas Trust 3.901% due 08/10/2035	22,000	21,110
225 Liberty Street Trust 3.597% due 02/10/2036	31,607	30,185
Adjustable Rate Mortgage Trust
3.792% due 09/25/2035 ~	822	709
4.047% due 01/25/2036 ~	190	169
4.674% due 08/25/2036 •	10,331	3,483
4.751% due 10/25/2035 ~	245	228
4.974% due 11/25/2035 •	7	6
5.107% due 11/25/2035 ~	130	91
5.460% due 09/25/2035 ~	39	35
5.470% due 03/25/2036 ~	111	56
5.584% due 03/25/2035 •	2,278	1,987
6.088% due 07/25/2035 ~	243	228
6.228% due 01/25/2036 ~	878	622
6.625% due 11/25/2035 ~	46	45
7.015% due 08/25/2035 ~	121	121
9.250% due 07/25/2035 ~	5	5
American Home Mortgage Assets Trust 3.574% due 11/25/2035 ~	1,892	1,272
American Home Mortgage Investment Trust
4.794% due 12/25/2046 •	423	356
6.460% due 12/25/2035 •	1,194	400
6.460% due 11/25/2045 •	2,713	1,012
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	7,800	7,204
Ashford Hospitality Trust 5.384% due 04/15/2035 •	3,847	3,829
BAMLL Commercial Mortgage Securities Trust
0.000% due 10/15/2027 «	547	12
2.627% due 01/15/2032	4,200	3,683
2.847% due 04/20/2042	36,960	29,260
3.109% due 04/25/2050 «	34,586	33,292
3.109% due 08/25/2052 «	12,000	10,471
3.819% due 07/14/2037	5,000	4,823
4.176% due 05/25/2056 ~	303,101	289,107
4.227% due 08/10/2038 ~	5,681	5,529
4.441% due 11/15/2046	91,205	89,977
4.441% due 08/15/2053	35,100	30,663
7.691% due 10/15/2027 «	78,851	78,920
7.782% due 10/15/2027 «(l)	49,980	45,008
Banc of America Alternative Loan Trust
6.000% due 11/25/2035	201	177
6.000% due 07/25/2046	552	482
Banc of America Commercial Mortgage Trust 3.705% due 09/15/2048	30,450	30,338
Banc of America Funding Trust
2.371% due 03/20/2036 ~	75	71
3.507% due 10/20/2046 ~	781	670
4.474% due 03/20/2036 ~	64	56
4.534% due 04/25/2037 •	107	90
4.621% due 10/20/2046 ~	832	705
4.750% due 09/20/2047 ~	1,230	1,072
4.812% due 10/20/2036 •	4,991	3,852
4.812% due 12/20/2046 •	566	504
4.846% due 09/20/2046 ~	623	562
4.854% due 04/25/2037 •	918	776
4.879% due 02/20/2036 ~	848	766
5.012% due 05/20/2035 •	216	200
5.078% due 01/20/2047 ~	23	20
5.234% due 05/25/2037 •	1,945	1,669
5.336% due 05/20/2036 ~	255	219
5.490% due 05/25/2035 ~	9	8
5.500% due 09/25/2034	774	749
5.567% due 04/20/2036 ~	782	699
5.750% due 10/25/2035	692	577
5.750% due 09/25/2036	379	354

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.000% due 09/25/2036		1,191	1,191
6.000% due 09/25/2036 •		62	54
6.000% due 03/25/2037		2,771	2,189
6.000% due 08/25/2037		2,428	2,003
6.253% due 10/25/2036		197	174
6.337% due 01/25/2037		192	179
6.388% due 04/25/2037		634	548
6.619% due 11/20/2034 ~		896	878
7.621% due 09/20/2034 ~		15	13
Banc of America Mortgage Trust
5.118% due 02/25/2035 ~		207	202
5.500% due 05/25/2037		174	133
5.545% due 11/25/2035 ~		109	97
5.678% due 01/25/2036 ~		502	454
5.689% due 07/25/2035 ~		42	39
5.830% due 08/25/2035 ~		1,020	976
5.855% due 07/25/2034 ~		20	20
6.000% due 07/25/2046 •		286	249
6.107% due 07/25/2035 ~		121	116
6.314% due 07/25/2035 ~		601	501
6.480% due 05/25/2034 ~		53	52
6.939% due 02/25/2035 ~		146	143
7.022% due 05/25/2033 ~		1	1
7.491% due 09/25/2033 ~		140	134
BANK
2.403% due 03/15/2063		54,030	48,687
2.649% due 01/15/2063		76,897	70,103
2.920% due 12/15/2052		26,900	25,058
3.071% due 08/15/2061		2,669	2,612
3.183% due 08/15/2061		25,500	23,881
3.488% due 11/15/2050		6,400	6,187
3.504% due 03/15/2064 ~		38,300	35,236
4.005% due 02/15/2052		17,268	16,909
Bank of America Mortgage Trust 5.750% due 07/20/2032 ~		9	9
Barclays Commercial Mortgage Securities Trust
2.595% due 02/15/2053		2,770	2,668
2.639% due 02/15/2053		8,250	7,561
4.314% due 12/15/2051		7,000	6,878
4.600% due 06/15/2055 ~		5,000	4,933
5.609% due 07/15/2037 •		10,923	10,672
Barclays Mortgage Loan Trust
0.000% due 03/25/2064 ~		1	1
8.197% due 03/25/2064 ~		37,101	38,290
Barrow Funding PLC
0.000% due 11/16/2062 (g)	GBP	12,152	12,269
5.237% due 11/16/2062 •		155,921	214,155
6.137% due 11/16/2062 •		14,894	20,690
6.637% due 11/16/2062 •		7,434	10,306
7.437% due 11/16/2062 •		4,964	6,897
8.737% due 11/16/2062 •		2,494	3,469
10.237% due 11/16/2062 •		2,470	3,434
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~		$35,622	30,368
Bayview Opportunity Master Fund Trust 5.000% due 10/25/2051 •		394	367
BCAP LLC Trust
3.805% due 07/26/2036 ~		335	297
4.254% due 08/26/2036 ~		5,999	4,038
4.466% due 03/26/2037		2,607	2,591
4.770% due 03/26/2037 ~		1,027	845
4.854% due 05/25/2047 •		29	27
4.874% due 05/25/2047 •		3,042	2,764
5.179% due 01/26/2047 •		2,107	2,079
5.250% due 06/26/2036		28,740	10,408
5.250% due 04/26/2037		9,442	5,280
5.250% due 04/26/2037 ~		2,498	2,245
5.250% due 06/26/2037		636	564
5.500% due 11/25/2034		1,220	1,065
5.853% due 05/26/2036 ~		1,623	998
6.000% due 10/26/2037 ~		1,221	831
Bear Stearns Adjustable Rate Mortgage Trust
0.000% due 10/25/2034 ~		6	4
4.000% due 05/25/2034 ~		1	1
4.203% due 09/25/2034 ~		199	181
4.250% due 05/25/2047 ~		4,802	4,332
4.317% due 06/25/2047 ~		7,235	6,375
4.521% due 02/25/2036 ~		1,790	1,653
4.725% due 02/25/2036 ~		31	22
4.811% due 11/25/2030 ~		321	319
4.847% due 03/25/2035 ~		649	598
4.848% due 07/25/2034 ~		46	43
5.032% due 08/25/2033 ~		3	3
5.125% due 01/25/2035 ~		118	105
5.166% due 01/25/2035 ~		19	18
5.337% due 04/25/2034 ~		330	296

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.396% due 08/25/2035 ~	1,211	1,132
5.513% due 07/25/2034 ~	25	24
5.785% due 02/25/2034 ~	148	138
5.828% due 02/25/2047 ~	1,027	900
5.925% due 11/25/2034 ~	614	566
5.939% due 01/25/2034 ~	477	458
6.244% due 06/25/2035 ~	14	14
6.464% due 10/25/2035 ~	4,464	4,471
6.500% due 01/25/2034 ~	5	5
6.530% due 02/25/2036 •	585	558
6.575% due 04/25/2033 ~	7	7
6.625% due 04/25/2033 ~	87	88
6.642% due 05/25/2033 ~	135	130
6.884% due 01/25/2034 ~	344	345
7.080% due 10/25/2035 •	1,919	1,820
Bear Stearns ALT-A Trust
3.250% due 02/25/2034 ~	10	9
4.053% due 03/25/2036 ~	2,925	2,384
4.180% due 08/25/2036 ~	3,154	2,122
4.192% due 08/25/2036 ~	35	16
4.239% due 03/25/2036 ~	1,352	1,091
4.243% due 11/25/2035 ~	2,089	1,129
4.308% due 04/25/2035 ~	1	1
4.333% due 11/25/2036 ~	2,623	1,198
4.545% due 02/25/2036 ~	403	289
4.607% due 11/25/2036 ~	1,394	716
4.608% due 11/25/2036 ~	516	298
4.698% due 03/25/2036 ~	5,348	3,089
4.714% due 05/25/2036 ~	3,714	1,776
4.754% due 02/25/2034 •	498	470
4.754% due 08/25/2036 •	4,208	3,599
4.754% due 01/25/2047 •	1,557	1,330
4.774% due 08/25/2036 •	8,219	7,369
4.810% due 07/25/2035 ~	4,258	2,883
4.834% due 02/25/2034 •	7	6
4.843% due 05/25/2036 ~	3,323	1,376
4.898% due 09/25/2034 ~	80	72
4.905% due 09/25/2035 ~	9,111	5,232
4.914% due 02/25/2036 •	495	473
5.084% due 02/25/2034 ~	411	392
5.122% due 01/25/2035 ~	1,362	1,231
5.174% due 01/25/2036 ~	2,031	1,926
5.467% due 05/25/2035 ~	11,268	10,765
5.568% due 12/25/2046 ~	155	111
5.910% due 08/25/2034 ~	12	11
6.188% due 12/25/2033 ~	207	202
6.923% due 05/25/2035 ~	34	34
Bear Stearns Mortgage Funding Trust 4.594% due 12/25/2046 •	10,375	9,291
Bear Stearns Structured Products, Inc. Trust
4.120% due 12/26/2046 ~	858	682
5.062% due 01/26/2036 ~	661	471
BellaVista Mortgage Trust 4.932% due 05/20/2045 •	6	4
Benchmark Mortgage Trust
2.700% due 02/15/2053	8,904	8,565
3.458% due 03/15/2055	34,330	31,431
4.016% due 03/15/2052	32,609	31,770
4.232% due 01/15/2052	36,036	35,317
4.591% due 05/15/2055 ~	36,500	35,244
BFLD Trust 5.576% due 10/15/2035 •	14,300	11,055
BIG Commercial Mortgage Trust 5.654% due 02/15/2039 •	7,922	7,907
BINOM Securitization Trust 4.441% due 08/25/2057 ~	11,142	10,807
BSREP Commercial Mortgage Trust 5.376% due 08/15/2038 •	4,853	4,618
BSST Mortgage Trust 5.612% due 02/15/2037 •	4,100	3,703
BWAY Mortgage Trust 5.676% due 09/15/2036 •	4,740	4,576
BX Commercial Mortgage Trust 5.156% due 10/15/2036 •	11,068	11,067
BX Trust
3.202% due 12/09/2041	3,681	3,436
5.061% due 04/15/2039 •	22,288	22,268
5.126% due 01/15/2034 •	1,295	1,295
Cantor Commercial Real Estate Lending 2.874% due 11/15/2052	7,900	7,344
CD Mortgage Trust 3.431% due 08/15/2050	5,207	5,090
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 ~	12,546	11,303
Chase Mortgage Finance Trust
4.266% due 03/25/2037 ~	48	45

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.443% due 09/25/2036 ~	160	144
4.639% due 01/25/2036 ~	2,519	2,295
4.780% due 12/25/2035 ~	665	589
4.943% due 12/25/2035 ~	4,737	4,514
5.078% due 03/25/2037 ~	1,322	1,284
5.479% due 02/25/2037 ~	640	632
5.500% due 03/25/2037	20	1
5.579% due 09/25/2036 ~	19	17
5.868% due 02/25/2037 ~	98	97
5.969% due 02/25/2037 ~	3	3
6.000% due 11/25/2036	1,054	418
6.000% due 02/25/2037	547	210
6.000% due 03/25/2037	506	273
6.409% due 02/25/2037 ~	69	67
6.550% due 02/25/2037 ~	5	5
ChaseFlex Trust
4.934% due 06/25/2035 •	1,312	557
5.000% due 07/25/2037	1,040	337
6.000% due 02/25/2037	1,260	431
ChaseFlex Trust Multi-Class Mortgage Pass-Through Certificates
4.283% due 08/25/2037	492	417
4.734% due 08/25/2037 •	2,879	2,670
5.114% due 08/25/2037 •	2,944	2,775
Chevy Chase Funding LLC Mortgage-Backed Certificates
4.584% due 01/25/2036 •	177	168
4.614% due 05/25/2036 •	263	251
4.614% due 07/25/2036 •	169	159
4.684% due 08/25/2035 •	89	86
Citicorp Mortgage Securities Trust
5.500% due 02/25/2026	5	5
6.000% due 08/25/2036	202	187
6.000% due 04/25/2037	3,382	3,241
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	17,500	17,275
3.778% due 09/10/2058	19,099	19,034
4.742% due 05/15/2054 ~	36,400	36,122
5.606% due 10/15/2036 •	7,400	7,362
Citigroup Mortgage Loan Trust
0.000% due 10/25/2054 ~	23,374	24,548
0.000% due 02/25/2058 ~(a)	21,482	1
0.000% due 02/25/2058 ~	32	10
0.000% due 02/25/2063 ~	346,720	282,655
0.000% due 09/25/2064 ~	146,435	124,679
0.110% due 02/25/2058 ~(a)	15,572	74
0.450% due 02/25/2058 ~(a)	15,572	236
3.500% due 02/25/2058 ~	14,137	11,127
4.118% due 10/25/2046 ~	873	773
4.413% due 09/25/2064 ~	27,625	23,453
4.504% due 01/25/2037 •	154	137
4.770% due 03/25/2037 ~	703	615
4.832% due 04/25/2037 ~	591	528
5.234% due 08/25/2035 •	208	202
5.385% due 08/25/2035 ~	1,215	1,081
5.483% due 07/25/2046 ~	1,553	1,468
5.500% due 11/25/2035	399	405
5.988% due 08/25/2035 ~	1,738	1,652
6.250% due 11/25/2037 ~	2,335	938
7.230% due 10/25/2035 •	1,926	1,998
Citigroup Mortgage Loan Trust, Inc.
4.251% due 12/25/2035 ~	797	492
4.485% due 05/25/2035 ~	179	172
5.830% due 09/25/2035 •	58	57
6.743% due 02/25/2034 ~	42	42
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 5.230% due 09/25/2035 ~	5,354	4,763
CitiMortgage Alternative Loan Trust
6.000% due 09/25/2036	173	161
6.000% due 06/25/2037	375	329
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •	1,492	1,466
COMM Mortgage Trust
2.950% due 08/15/2057	7,700	7,176
3.091% due 10/10/2049	10,964	10,746
3.510% due 09/10/2050	19,203	18,734
3.545% due 02/10/2036	40,182	39,489
4.228% due 05/10/2051	45,152	44,146
Community Program Loan Trust 4.500% due 04/01/2029	24	24
Countrywide Alternative Loan Resecuritization Trust
3.931% due 08/25/2037 ~	994	440
6.000% due 05/25/2036	742	410
6.000% due 08/25/2037 ~	977	452
Countrywide Alternative Loan Trust
4.622% due 09/20/2046 •	402	412
4.634% due 04/25/2047 •	2,902	2,861
4.784% due 05/25/2036 •	2,022	777

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.784% due 08/25/2036 •	930	370
4.784% due 05/25/2037 •	115	35
4.794% due 11/25/2036 •	2,936	3,815
4.814% due 07/25/2046 •	314	335
4.814% due 09/25/2046 •	3,388	3,293
4.819% due 02/25/2037 ~	4,837	4,290
4.854% due 05/25/2035 •	46	44
4.854% due 07/25/2046 •	94	84
4.896% due 07/20/2035 •	14	13
4.897% due 10/25/2035 ~	59	45
4.918% due 11/25/2035 ~	315	293
4.934% due 04/25/2036 •	5,124	1,750
4.934% due 09/25/2046 •	905	732
4.934% due 10/25/2046 •	64	48
4.954% due 12/25/2035 •	330	304
4.954% due 07/25/2036 •	10,745	9,262
4.954% due 07/25/2046 •	414	297
4.974% due 01/25/2036 •	205	186
4.984% due 08/25/2034 •	7	7
4.984% due 10/25/2036 •	1,560	703
4.994% due 12/25/2035 •	13	12
5.014% due 06/25/2034 •	733	716
5.014% due 02/25/2036 •	837	760
5.036% due 11/20/2035 •	5	5
5.094% due 09/25/2035 •	237	177
5.114% due 10/25/2035 •	1,044	595
5.134% due 10/25/2035 •	543	354
5.234% due 12/25/2035 •	644	546
5.250% due 06/25/2035	206	154
5.399% due 12/25/2035 •	131	112
5.399% due 02/25/2036 •	191	174
5.500% due 07/25/2035	1,038	525
5.500% due 11/25/2035	3,713	2,040
5.500% due 12/25/2035	795	482
5.500% due 02/25/2036	778	443
5.534% due 02/25/2036 •	1,671	1,303
5.734% due 10/25/2035 •	7,027	4,860
5.750% due 03/25/2037 •	478	247
5.750% due 07/25/2037	92	53
5.779% due 11/25/2047 •	1,662	1,477
5.879% due 01/25/2036 •	17	16
5.974% due 11/25/2035 •	131	118
6.000% due 10/25/2033	147	150
6.000% due 03/25/2035	130	59
6.000% due 04/25/2036	777	337
6.000% due 05/25/2036	845	381
6.000% due 06/25/2036	6,720	3,646
6.000% due 08/25/2036	1,541	865
6.000% due 08/25/2036 •	753	428
6.000% due 11/25/2036	42	22
6.000% due 02/25/2037	5,024	1,958
6.000% due 03/25/2037	1,131	387
6.000% due 04/25/2037	2,596	1,219
6.000% due 05/25/2037	240	110
6.000% due 08/25/2037	4,315	2,544
6.009% due 06/25/2034 •	4,116	4,450
6.250% due 12/25/2033	9	10
6.250% due 11/25/2036	289	213
6.250% due 08/25/2037	1,674	771
6.500% due 05/25/2036	1,692	768
6.500% due 09/25/2036	615	320
6.500% due 08/25/2037	6,422	2,709
6.500% due 09/25/2037	1,388	490
7.607% due 07/25/2035 •	400	360
Countrywide Home Loan Mortgage Pass-Through Trust
3.655% due 04/25/2035 ~	39	31
4.048% due 05/20/2036 ~	555	518
4.252% due 03/25/2037 ~	189	162
4.376% due 02/25/2047 ~	240	210
4.478% due 10/20/2035 ~	14	13
4.500% due 09/25/2035	260	229
4.517% due 05/20/2036 ~	4,353	3,962
4.551% due 11/25/2037 ~	1,360	1,228
4.665% due 06/20/2034 ~	97	92
4.860% due 09/25/2047 ~	573	517
4.924% due 11/20/2034 ~	589	563
4.974% due 03/25/2035 •	140	130
5.000% due 09/25/2035	14	8
5.014% due 04/25/2035 •	26	25
5.038% due 07/25/2034 ~	250	239
5.074% due 03/25/2035 •	67	65
5.094% due 02/25/2035 •	303	284
5.114% due 02/25/2035 •	66	62
5.114% due 03/25/2036 •	7	1
5.129% due 10/25/2035 ~	1,177	954
5.134% due 02/25/2036 •	5	2

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.138% due 11/25/2034 ~	996	954
5.194% due 09/25/2034 •	15	15
5.359% due 04/25/2046 •	5,313	1,458
5.500% due 01/25/2035	157	159
5.500% due 09/25/2035	255	251
5.500% due 10/25/2035	1,153	622
5.500% due 11/25/2035	481	237
5.750% due 12/25/2035	963	455
5.750% due 02/25/2037	824	358
5.750% due 07/25/2037	354	166
5.825% due 04/20/2035 ~	64	61
5.852% due 11/20/2034 ~	54	52
6.000% due 05/25/2036	1,195	538
6.000% due 07/25/2036	2,589	1,253
6.000% due 12/25/2036	83	37
6.000% due 02/25/2037	2,408	2,007
6.000% due 07/25/2037	540	236
6.000% due 09/25/2037	249	125
6.093% due 12/19/2033 ~	7	6
6.248% due 02/20/2036 •	8	7
6.250% due 07/19/2031 ~	8	8
6.250% due 09/25/2036	728	318
6.250% due 02/25/2038	817	360
6.305% due 06/19/2031 ~	15	15
6.662% due 02/20/2036 •	1,508	1,311
6.741% due 02/25/2034 ~	2	2
6.804% due 07/20/2034 ~	60	60
7.119% due 10/25/2033 •	402	205
7.210% due 02/20/2036 •	30	27
7.743% due 08/25/2034 ~	263	246
Countrywide Home Loan Reperforming REMIC Trust
4.744% due 01/25/2034 ~	175	158
4.774% due 06/25/2035 •	479	461
6.500% due 11/25/2034	122	119
7.500% due 11/25/2034	39	39
7.500% due 06/25/2035	145	149
Credit Suisse Commercial Mortgage Trust 5.493% due 06/15/2034 •	953	920
Credit Suisse First Boston Mortgage Securities Corp.
0.098% due 06/25/2032 ~	1	1
5.063% due 03/25/2032 ~	115	111
5.500% due 09/25/2035	1,938	1,329
5.584% due 09/25/2034 •	207	383
7.500% due 05/25/2032	28	30
7.500% due 12/25/2032	1	1
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates
5.202% due 05/25/2034 ~	250	252
5.500% due 10/25/2035	441	181
6.000% due 11/25/2035	12	9
6.428% due 10/25/2033 ~	25	24
Credit Suisse Mortgage Capital Mortgage-Backed Trust
0.000% due 02/25/2056 (g)	60	59
0.000% due 07/25/2057 (g)	111	107
0.000% due 01/25/2058 (g)	102	100
0.000% due 04/25/2058 (a)	7	7
2.500% due 07/25/2057 ~	149,273	136,975
2.750% due 07/25/2057 ~	934	911
3.000% due 11/25/2056 ~	26,885	22,987
3.056% due 02/25/2056 ~	346,005	269,707
3.158% due 07/25/2057 ~	166,148	104,865
3.431% due 11/10/2032	2,200	1,803
3.500% due 04/26/2038 ~	131	128
3.570% due 01/25/2058 ~	91,134	74,432
3.844% due 04/28/2037 ~	1,976	1,825
4.358% due 07/27/2037 ~	5,977	5,483
4.484% due 06/25/2048 ~	302,155	259,406
4.821% due 04/25/2058 ~	155,358	143,536
5.194% due 07/15/2032 •	379	376
5.826% due 07/15/2038 •	4,800	4,332
5.837% due 04/25/2037 ~	15,598	3,914
5.863% due 02/25/2037 ~	2,568	569
6.000% due 07/25/2036	779	359
6.000% due 04/25/2037	821	258
6.079% due 04/25/2037	887	250
6.276% due 10/15/2037 •	6,800	6,757
7.000% due 08/25/2037 ~	4,546	2,150
7.183% due 06/01/2050 ~	257,393	256,595
Cross Mortgage Trust 6.615% due 03/25/2068 þ	5,721	5,763
CRSNT Trust 5.254% due 04/15/2036 •	39,401	38,927
CSAB Mortgage-Backed Trust
6.184% due 12/25/2036	1,256	196
6.220% due 09/25/2036	1,582	444
6.672% due 06/25/2036 þ	1,290	327

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

CSAIL Commercial Mortgage Trust
3.329% due 06/15/2052		5,955	5,660
3.903% due 03/15/2052		1,487	1,477
CSMCM Trust 0.000% due 07/25/2057 ~		9,180	6,887
DBGS Mortgage Trust 5.821% due 10/15/2036 •		4,080	4,042
Deutsche Alt-A Securities Mortgage Loan Trust
4.634% due 08/25/2037 •		145	125
4.674% due 08/25/2036 •		1,515	1,378
4.914% due 01/25/2047 •		2,952	2,580
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
5.094% due 02/25/2036 •		5,182	5,080
5.500% due 12/25/2035		473	398
Deutsche Alt-B Securities Mortgage Loan Trust
4.534% due 10/25/2036 •		4	4
6.005% due 10/25/2036 ~		269	235
6.369% due 10/25/2036		350	305
6.386% due 10/25/2036		350	305
6.800% due 07/25/2036		394	344
Deutsche Mortgage & Asset Receiving Corp. 4.554% due 11/27/2036 •		153	152
DOLP Trust 2.956% due 05/10/2041		56,700	50,542
DROP Mortgage Trust 5.576% due 10/15/2043 •		13,700	13,307
DSLA Mortgage Loan Trust
4.612% due 04/19/2047 •		490	478
5.252% due 09/19/2044 •		27	25
5.274% due 07/19/2044 ~		7	7
Dutch Mortgage Finance BV
0.000% due 08/22/2067 ~	EUR	170	5,643
2.810% due 08/22/2067 •		86,605	102,189
3.110% due 08/22/2067 •		6,146	7,252
3.510% due 08/22/2067 •		4,302	5,088
4.160% due 08/22/2067 •		4,118	4,879
5.560% due 08/22/2067 •		2,643	3,041
6.560% due 08/22/2067 •		547	645
7.560% due 08/22/2067 •		1,844	2,120
Dutch Mortgage Warehouse Finance BV 0.000% due 07/31/2027 «~		5,712	6,736
Ellington Financial Mortgage Trust 5.522% due 01/26/2060 þ		$2,849	2,868
EMF-NL Prime BV 3.063% due 04/17/2041 •	EUR	598	702
Extended Stay America Trust 5.506% due 07/15/2038 •		$114,421	114,522
First Horizon Alternative Mortgage Securities Trust
4.649% due 03/25/2035 ~		17	10
4.706% due 08/25/2035 ~		559	464
4.804% due 02/25/2037 •		15	4
5.298% due 08/25/2034 ~		44	44
5.500% due 05/25/2035 ~		1,012	635
6.250% due 08/25/2037		389	134
First Horizon Mortgage Pass-Through Trust
3.515% due 10/25/2036 ~		331	261
4.704% due 02/25/2035 •		4	4
4.892% due 11/25/2037 ~		899	352
5.040% due 01/25/2037 ~		13	7
5.257% due 10/25/2035 ~		1,050	967
5.987% due 11/25/2035 ~		337	298
6.431% due 08/25/2035 ~		402	288
6.973% due 09/25/2035 ~		680	658
First Nationwide Mortgage-Backed Pass-Through Trust 6.750% due 08/21/2031		37	37
GCAT Trust 3.000% due 04/25/2052 ~		76,444	64,978
GMACM Mortgage Loan Trust
3.976% due 05/25/2035 ~		362	321
5.512% due 04/19/2036 ~		1,081	1,038
GreenPoint Mortgage Funding Trust
4.834% due 10/25/2046 •		249	228
4.974% due 04/25/2036 •		99	88
4.974% due 11/25/2045 •		121	113
5.114% due 10/25/2046 •		677	524
GreenPoint MTA Trust 4.874% due 06/25/2045 •		124	113
GS Mortgage Securities Corp. Trust
2.856% due 05/10/2034		15,528	13,567
5.559% due 07/15/2035 •		5,590	3,750
5.609% due 11/15/2032 •		2,850	2,831
GS Mortgage Securities Trust
3.001% due 09/10/2052		10,000	9,336
3.621% due 10/10/2035		17,200	17,116
3.659% due 01/10/2043 ~		1,550	1,457

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

GS Mortgage-Backed Securities Corp. Trust
2.500% due 06/25/2052 ~	45,223	36,911
2.500% due 09/25/2052 ~	24,949	20,363
GS Mortgage-Backed Securities Trust
0.000% due 01/25/2064 (b)(g)	17	17
0.000% due 07/25/2064 (b)(g)	30	29
2.500% due 01/25/2052 ~	54,697	44,659
2.500% due 04/25/2052 ~	35,691	29,141
2.500% due 07/25/2059 ~	73,071	69,633
3.000% due 08/26/2052 ~	159,192	135,902
3.000% due 09/25/2052 ~	62,377	53,176
3.000% due 12/25/2052 ~	100,772	85,657
3.332% due 01/25/2064 ~	28,736	24,136
3.750% due 07/25/2061 ~	6,463	6,300
3.995% due 07/25/2064 ~	22,077	19,935
5.000% due 01/25/2052 •	7,905	7,399
5.755% due 04/25/2065 ~	62,809	65,264
GSC Capital Corp. Mortgage Trust 4.794% due 05/25/2036 •	66	63
GSMPS Mortgage Loan Trust
4.784% due 09/25/2035 •	2,688	2,314
7.500% due 06/25/2043	1,619	1,482
GSR Mortgage Loan Trust
4.171% due 03/25/2037 ~	2,278	1,147
4.299% due 05/25/2035 ~	7	6
4.429% due 11/25/2035 ~	3,046	2,667
4.440% due 04/25/2035 ~	64	55
4.537% due 04/25/2036 ~	26	16
4.725% due 05/25/2035 ~	279	253
4.729% due 01/25/2036 ~	33	31
4.734% due 07/25/2035 •	33	29
4.784% due 01/25/2034 •	2	2
4.857% due 06/25/2034 ~	82	80
4.985% due 11/25/2035 ~	2	2
5.000% due 05/25/2037	1	2
5.018% due 07/25/2035 ~	3	3
5.500% due 06/25/2035	664	686
5.540% due 11/25/2035 ~	1,506	725
5.880% due 04/25/2032 •	31	31
5.880% due 03/25/2033 •	2	2
5.957% due 09/25/2035 ~	8	7
6.000% due 03/25/2032	2	2
6.000% due 11/25/2035	8,094	2,704
6.000% due 02/25/2036	2,388	1,005
6.000% due 01/25/2037	461	279
6.000% due 03/25/2037	13	7
6.000% due 07/25/2037	126	80
6.250% due 09/25/2036	187	189
6.500% due 09/25/2036	2,083	916
6.902% due 04/25/2035 ~	207	209
HarborView Mortgage Loan Trust
4.306% due 06/19/2036 ~	1,815	744
4.692% due 03/19/2037 •	14,469	13,399
4.787% due 06/19/2045 •	8,652	3,954
4.824% due 07/19/2035 ~	143	107
4.832% due 09/19/2046 •	1,253	1,097
4.854% due 06/19/2036 ~	3,407	1,698
4.872% due 05/19/2035 •	4,186	4,026
4.912% due 06/19/2035 •	365	356
4.992% due 06/19/2034 •	186	169
5.032% due 04/19/2034 •	94	87
5.072% due 01/19/2035 •	610	492
5.132% due 01/19/2035 •	747	717
5.152% due 01/19/2035 •	27	24
5.232% due 11/19/2034 •	62	49
5.514% due 08/19/2036 ~	53	51
5.997% due 04/19/2034 ~	6	6
6.434% due 10/25/2037 •	518	480
Hilton USA Trust 2.828% due 11/05/2035	34,800	29,596
HomeBanc Mortgage Trust
4.954% due 01/25/2036 •	222	215
5.174% due 12/25/2034 •	477	454
5.294% due 08/25/2029 •	217	212
HSI Asset Securitization Corp. Trust 4.874% due 11/25/2035 •	7,902	7,386
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	4,742	4,411
Impac CMB Trust
5.174% due 11/25/2034 •	148	147
5.214% due 10/25/2034 •	32	32
5.266% due 09/25/2034 þ	74	89
Impac Secured Assets Trust 5.933% due 07/25/2035 ~	265	250
IndyMac Adjustable Rate Mortgage Trust
6.622% due 01/25/2032 ~	24	23

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.636% due 01/25/2032 ~	58	56
IndyMac IMJA Mortgage Loan Trust 6.250% due 11/25/2037	888	350
IndyMac INDA Mortgage Loan Trust
3.795% due 08/25/2036 ~	658	515
5.506% due 01/25/2036 ~	1,495	1,415
IndyMac INDB Mortgage Loan Trust 5.034% due 11/25/2035 •	273	155
IndyMac INDX Mortgage Loan Trust
3.157% due 06/25/2037 ~	4,362	2,579
3.203% due 06/25/2037 ~	1,049	852
3.256% due 02/25/2035 ~	213	191
3.332% due 01/25/2036 ~	76	67
3.404% due 07/25/2037 ~	887	581
3.513% due 01/25/2035 ~	27	25
3.587% due 01/25/2036 ~	1,801	1,612
3.678% due 10/25/2035 ~	231	187
3.736% due 08/25/2035 ~	412	301
3.768% due 04/25/2037 ~	4,484	3,970
3.794% due 04/25/2037 ~	3,103	2,820
3.838% due 03/25/2036 ~	1,196	824
3.842% due 12/25/2035 ~	1,473	1,286
3.880% due 05/25/2036 ~	1,292	1,024
4.089% due 09/25/2035 ~	4,831	3,979
4.546% due 08/25/2035 ~	15	13
4.588% due 12/25/2034 ~	30	29
4.734% due 06/25/2037 •	687	243
4.794% due 02/25/2037 •	8,507	7,996
4.834% due 11/25/2046 •	248	235
4.854% due 05/25/2046 •	43	39
4.894% due 04/25/2035 •	38	35
4.914% due 07/25/2035 •	651	600
5.074% due 07/25/2045 •	24	19
5.214% due 05/25/2034 •	1	1
5.234% due 11/25/2034 •	19	17
5.254% due 11/25/2034 •	512	457
5.297% due 10/25/2034 ~	818	785
JP Morgan Alternative Loan Trust
4.714% due 03/25/2037 •	588	507
4.794% due 12/25/2036 ~	195	239
4.826% due 05/25/2037 ~	1,925	1,712
5.843% due 05/26/2037 ~	11,891	9,317
6.550% due 05/25/2036	8	9
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042	8,599	7,942
3.474% due 12/15/2049 ~	1,416	1,404
3.648% due 12/15/2049 ~	8,606	8,472
4.046% due 06/10/2042 ~	17,100	15,827
5.158% due 04/15/2037 •	10,349	10,239
5.691% due 11/15/2038 •	2,231	2,221
5.809% due 12/15/2031 •	992	988
7.235% due 10/05/2040	7,500	7,984
JP Morgan Mortgage Trust
0.000% due 02/25/2055 ~	39,603	43,152
2.500% due 11/25/2051 ~	2,479	2,026
2.500% due 12/25/2051 ~	1,460	1,192
2.500% due 02/25/2052 ~	7,796	6,366
3.000% due 01/25/2052 ~	4,505	3,841
3.000% due 03/25/2052 ~	72,169	61,704
3.500% due 10/25/2046 ~	705	647
3.500% due 10/25/2048 ~	259	235
3.500% due 09/25/2052 ~	7,426	6,562
4.154% due 07/27/2037 ~	3,195	2,983
4.428% due 10/25/2036 ~	28	16
4.504% due 10/25/2036 ~	975	692
4.523% due 05/25/2036 ~	937	766
4.625% due 07/25/2063 ~	4,793	4,669
4.751% due 04/25/2037 ~	133	109
4.881% due 08/25/2036 ~	798	625
5.000% due 08/25/2051 ~	9,108	8,932
5.000% due 12/25/2051 ~	10,025	9,831
5.000% due 04/25/2052 ~	17,076	16,764
5.000% due 05/25/2052 •	20,377	19,038
5.078% due 11/25/2035 ~	661	519
5.191% due 12/25/2037 ~	45	34
5.250% due 04/25/2036 ~	1,679	1,472
5.250% due 11/25/2063 ~	787	787
5.290% due 08/25/2035 ~	302	301
5.308% due 02/25/2036 ~	4,635	3,243
5.395% due 02/25/2034 ~	84	77
5.461% due 10/25/2035 ~	557	428
5.479% due 07/25/2035 ~	1,140	1,094
5.479% due 08/25/2035 ~	400	354
5.496% due 07/25/2035 ~	166	161
5.500% due 07/25/2036	352	147
5.620% due 10/25/2035 ~	221	153

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.677% due 09/25/2035 ~		44	41
5.710% due 11/25/2035 ~		410	337
5.733% due 10/25/2036 ~		6,814	5,346
5.741% due 04/25/2036 ~		935	803
5.750% due 01/25/2036		16	7
5.775% due 10/25/2035 ~		3,676	3,476
5.823% due 07/25/2035 ~		344	334
5.952% due 11/25/2033 ~		1	1
5.981% due 10/25/2035 ~		2,076	2,026
6.071% due 06/25/2035 ~		115	93
6.173% due 06/25/2035 ~		182	186
6.373% due 07/25/2035 ~		19	19
6.500% due 07/25/2036		2,637	835
6.500% due 08/25/2036		374	115
6.739% due 07/25/2035 ~		3	3
6.813% due 07/25/2035 ~		23	23
6.830% due 08/25/2035 ~		253	240
6.861% due 02/25/2036 ~		24	16
9.000% due 07/01/2055 «		32,900	35,683
JPMDB Commercial Mortgage Securities Trust
2.180% due 05/13/2053		10,000	8,350
3.057% due 11/13/2052		7,900	7,081
7.500% due 07/01/2055 «(c)		58,400	59,826
Kirkby RMBS PLC
0.000% due 02/22/2045 ~	GBP	2	4,628
2.250% due 02/22/2045		9,470	8,052
5.156% due 02/22/2045 •		35,571	48,678
6.356% due 02/22/2045 •		29,232	38,997
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044		$2,400	1,871
Lavender Trust 6.250% due 10/26/2036		3,617	1,640
Legacy Mortgage Asset Trust
0.000% due 12/25/2053 (b)(g)		134	132
0.000% due 12/25/2056 ~(a)		354,063	2,391
0.000% due 07/25/2057 (g)		180	175
0.000% due 07/25/2057 ~		78,861	74,559
0.000% due 01/25/2058 ~		23	23
3.053% due 12/25/2056 ~		354,063	277,708
4.000% due 02/25/2058 ~		12,211	12,121
4.250% due 02/25/2058 ~		15,577	15,219
4.326% due 02/25/2058 ~		15,577	11,043
4.500% due 02/25/2058 ~		15,577	14,426
4.560% due 01/25/2058 ~		21,985	19,991
4.576% due 12/26/2057 ~		257,154	233,745
5.820% due 12/25/2053 ~		408,706	422,790
Lehman Mortgage Trust
4.362% due 12/25/2035 ~		3,323	505
4.754% due 08/25/2036 •		2,485	1,643
5.084% due 06/25/2037 •		183	163
5.094% due 01/25/2036 ~		716	691
5.500% due 01/25/2036		512	243
5.743% due 04/25/2036 ~		499	311
6.000% due 07/25/2036		3,670	1,721
Lehman XS Trust
4.814% due 11/25/2046 •		121	107
4.834% due 08/25/2046 •		3,937	3,808
Luminent Mortgage Trust
4.754% due 11/25/2036 •		112	100
4.794% due 12/25/2036 •		810	782
4.834% due 02/25/2046 •		36	26
5.154% due 04/25/2036 •		4,841	4,205
Manhattan West Mortgage Trust 2.130% due 09/10/2039		47,900	45,324
MASTR Adjustable Rate Mortgages Trust
3.191% due 07/25/2035 ~		262	231
4.287% due 12/25/2033 ~		4	4
4.530% due 03/25/2035 ~		131	116
4.644% due 04/25/2046 •		1,834	1,685
4.914% due 05/25/2037 •		595	233
5.059% due 12/25/2034 ~		758	753
5.344% due 12/25/2033 ~		4	4
5.869% due 05/25/2034 ~		34	33
6.344% due 10/25/2034 ~		349	340
6.625% due 10/25/2032 ~		65	65
MASTR Alternative Loan Trust 4.834% due 03/25/2036 •		6,794	637
MASTR Asset Securitization Trust 6.000% due 06/25/2036		169	93
MASTR Reperforming Loan Trust
4.794% due 07/25/2035 •		1,853	895
7.000% due 08/25/2034		1,215	850
7.000% due 05/25/2035		333	220
MASTR Seasoned Securitization Trust 6.500% due 08/25/2032 ~		839	832

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Mellon Residential Funding Corp. Mortgage Pass-Through Certificates
5.126% due 11/15/2031 •		290	281
5.166% due 09/15/2030 •		39	37
5.306% due 11/15/2031 •		6	6
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.137% due 10/20/2029 •		278	271
5.286% due 08/15/2032 •		15	15
Merrill Lynch Alternative Note Asset Trust
4.563% due 06/25/2037 ~		648	295
4.654% due 03/25/2037 •		691	163
5.034% due 03/25/2037 •		1,829	428
6.000% due 03/25/2037		1,040	89
Merrill Lynch Mortgage Investors Trust
4.744% due 06/25/2035 ~		1,288	1,244
4.934% due 11/25/2035 •		4	3
5.054% due 10/25/2028 •		7	7
5.094% due 06/25/2028 •		87	81
5.094% due 09/25/2029 •		2	2
5.094% due 11/25/2029 •		47	42
5.133% due 04/25/2029 •		87	84
5.174% due 03/25/2028 •		3	3
5.214% due 03/25/2028 •		1	1
5.232% due 09/25/2035 ~		3,167	2,520
5.254% due 08/25/2034 ~		130	123
5.258% due 06/25/2037 ~		230	222
5.353% due 11/25/2029 •		20	19
5.379% due 10/25/2028 •		9	9
5.519% due 02/25/2035 ~		1,274	1,212
5.786% due 07/25/2035 ~		98	88
5.879% due 05/25/2033 ~		599	585
6.018% due 12/25/2035 ~		184	179
6.028% due 11/25/2035 •		844	818
6.152% due 05/25/2036 ~		122	120
6.210% due 12/25/2032 •		50	49
6.225% due 02/25/2034 ~		2	2
6.247% due 02/25/2033 ~		4	4
6.841% due 12/25/2034 ~		4	4
6.954% due 09/25/2035 ~		747	719
7.000% due 05/25/2033 ~		3	3
MFA Trust 5.750% due 11/25/2067 þ		25,304	25,256
Morgan Stanley Bank of America Merrill Lynch Trust 3.732% due 05/15/2048		1,560	1,556
Morgan Stanley Capital Trust
2.509% due 04/05/2042 ~		17,000	14,856
3.919% due 04/15/2055 ~		45,800	42,737
4.071% due 03/15/2052		3,635	3,546
5.595% due 12/15/2038 •		17,200	16,556
Morgan Stanley Mortgage Loan Trust
2.847% due 06/25/2037 ~		2,351	1,312
3.368% due 11/25/2037 ~		6,109	4,269
3.601% due 07/25/2035 ~		128	114
4.266% due 06/25/2036 ~		7,542	5,452
4.694% due 03/25/2036 •		517	338
4.714% due 01/25/2036 •		5,351	2,849
4.724% due 12/25/2035 •		13	10
4.744% due 01/25/2035 •		2	2
4.754% due 01/25/2035 •		830	788
4.882% due 09/25/2035 ~		1,358	404
5.370% due 07/25/2035 ~		2,476	2,036
6.000% due 02/25/2036		91	88
6.000% due 10/25/2037		1,332	689
6.075% due 06/25/2036 ~		56	54
6.201% due 02/25/2047		1,148	396
MortgageIT Mortgage Loan Trust 4.894% due 04/25/2036 •		2,467	2,340
MortgageIT Securities Corp. Mortgage Loan Trust 4.934% due 09/25/2037 •		4,357	3,316
MortgageIT Trust 5.214% due 02/25/2035 •		70	70
NAAC Reperforming Loan REMIC Trust 7.500% due 03/25/2034		322	302
New Orleans Hotel Trust 5.348% due 04/15/2032 •		2,790	2,770
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 ~		34,741	29,562
6.864% due 10/25/2063		15,270	15,433
New York Mortgage Trust 4.984% due 05/25/2036 ~		1,710	1,428
Newgate Funding PLC
2.575% due 12/15/2050 •	EUR	25,864	29,977
4.517% due 12/01/2050 •	GBP	268	363
Nomura Asset Acceptance Corp. Alternative Loan Trust
0.000% due 02/25/2036 ~		$11	0
4.413% due 10/25/2035 ~		26	23
5.434% due 05/25/2035 •		1,406	1,253

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.320% due 03/25/2047		413	389
7.000% due 02/19/2030 ~		325	322
NYO Commercial Mortgage Trust 5.521% due 11/15/2038 •		114,370	114,219
OBX Trust
2.500% due 10/25/2051 ~		58,592	47,823
3.000% due 01/25/2052 ~		99,523	84,688
3.000% due 02/25/2052 ~		15,505	13,203
3.677% due 04/25/2053 ~		5,869	5,862
6.113% due 03/25/2063 þ		1,505	1,510
6.120% due 11/25/2062 ~		14,784	14,777
6.520% due 07/25/2063 þ		5,957	6,008
7.045% due 09/25/2063 þ		6,639	6,740
Prime Mortgage Trust 4.834% due 02/25/2034 •		223	212
Proteus RMBS DAC
0.000% due 10/29/2054 (b)(g)	EUR	33,620	27,647
0.000% due 10/29/2054 ~		481	0
3.074% due 10/29/2054 •		39,702	45,972
3.524% due 10/29/2054 •		20,861	23,979
3.824% due 10/29/2054 •		15,172	17,282
4.804% due 10/29/2054 •		11,379	12,937
6.674% due 10/29/2054 •		9,482	10,750
RBSGC Mortgage Loan Trust
4.814% due 12/25/2034 •		$11,946	10,921
5.750% due 04/25/2035		5,748	4,896
RBSSP Resecuritization Trust
3.602% due 09/27/2037 •		9,301	8,128
4.000% due 10/26/2037		5,361	3,722
4.654% due 10/27/2036 •		895	834
4.679% due 08/27/2037 •		285	281
4.769% due 02/27/2037 •		1,062	986
Regal Trust 4.437% due 09/29/2031 •		6	6
Residential Accredit Loans, Inc. Trust
4.108% due 08/25/2035 ~		1,248	438
4.734% due 08/25/2035 •		175	123
4.734% due 02/25/2037 •		1,135	1,004
4.764% due 03/25/2037 •		962	184
4.794% due 05/25/2036 •		5,159	4,686
4.794% due 09/25/2036 •		951	876
4.804% due 12/25/2036 •		13	11
4.814% due 07/25/2036 •		1,354	1,233
4.814% due 08/25/2036 •		1,653	1,666
4.814% due 09/25/2036 •		20	19
4.834% due 11/25/2036 •		611	436
4.854% due 06/25/2037 •		731	647
4.974% due 02/25/2046 •		829	427
5.250% due 09/25/2025		23	23
5.759% due 09/25/2045 •		128	109
5.849% due 02/25/2036 ~		549	468
6.000% due 08/25/2036		739	618
6.000% due 09/25/2036		1,314	1,040
6.000% due 11/25/2036		815	648
6.000% due 01/25/2037		4	4
6.250% due 03/25/2037		711	569
6.500% due 07/25/2037		228	188
6.500% due 09/25/2037		821	685
Residential Asset Mortgage Products Trust 8.500% due 10/25/2031		62	58
Residential Asset Securitization Trust
5.500% due 08/25/2034		38	38
5.750% due 02/25/2036		520	174
6.000% due 04/25/2037		197	99
6.000% due 05/25/2037		112	57
6.000% due 07/25/2037		1,086	400
6.250% due 08/25/2036		67	44
6.250% due 11/25/2036		1,784	648
6.250% due 09/25/2037		1,936	759
6.500% due 08/25/2036		1,317	370
6.500% due 09/25/2036		1,108	336
Residential Funding Mortgage Securities, Inc. Trust
4.902% due 02/25/2037 ~		1,398	918
5.023% due 07/27/2037 ~		3,102	2,263
5.500% due 12/25/2034		117	113
5.548% due 02/25/2036 ~		748	714
6.000% due 06/25/2036		441	337
6.000% due 07/25/2036		421	363
6.000% due 10/25/2036		4,021	3,268
6.000% due 06/25/2037		204	159
6.500% due 03/25/2032		34	35
Resloc U.K. PLC 4.578% due 12/15/2043 •	GBP	1,265	1,665
Ripon Mortgages PLC
0.000% due 08/28/2056 (g)		24,635	22,438
0.000% due 08/28/2056 ~(a)		714	2

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.238% due 08/28/2056 •		32,762	45,006
5.438% due 08/28/2056 •		28,562	39,049
5.838% due 08/28/2056 •		14,701	20,108
6.738% due 08/28/2056 •		6,300	8,531
7.238% due 08/28/2056 •		2,499	3,421
8.238% due 08/28/2056 •		5,460	7,445
Ripon SPV Assets 0.000% due 08/20/2056 «		8,063	10,832
RMAC Securities PLC
2.104% due 06/12/2044 •	EUR	985	1,141
4.508% due 06/12/2044 •	GBP	13,695	18,471
Roundstone Securities DAC
0.000% due 06/28/2058 ~	EUR	2	0
1.000% due 06/28/2058 ~		19,957	19,779
2.880% due 06/28/2058 •		358,642	423,308
2.980% due 06/28/2058 •		34,142	40,235
3.180% due 06/28/2058 •		28,988	34,002
3.980% due 06/28/2058 •		24,158	28,234
4.000% due 06/28/2058 ~		54,756	20,827
4.980% due 06/28/2058 •		14,495	16,846
5.480% due 06/28/2058 •		7,730	8,814
Sequoia Mortgage Trust
3.579% due 09/20/2046 ~		$1,152	761
4.731% due 01/20/2047 ~		617	439
4.832% due 07/20/2036 •		11	9
4.852% due 06/20/2036 •		278	258
5.076% due 05/20/2034 •		100	94
5.092% due 06/20/2033 •		1	1
5.132% due 07/20/2033 •		30	30
5.188% due 01/20/2047 ~		845	623
5.192% due 10/20/2027 •		5	5
5.232% due 10/20/2027 •		46	45
5.384% due 09/20/2033 •		37	36
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •		34,140	34,009
SREIT Trust 5.126% due 10/15/2038 •		200	199
Starwood Mortgage Trust 5.284% due 11/15/2036 •		17,500	17,442
Structured Adjustable Rate Mortgage Loan Trust
3.972% due 01/25/2035 ~		40	39
4.077% due 04/25/2036 ~		1,697	891
4.519% due 11/25/2035 ~		70	65
4.549% due 05/25/2036 ~		1,038	914
4.665% due 02/25/2036 ~		818	603
4.697% due 12/25/2035 ~		538	310
4.728% due 08/25/2035 ~		17	15
4.734% due 09/25/2034 •		704	649
4.734% due 08/25/2036 •		2,096	1,648
4.905% due 02/25/2036 ~		1,475	768
4.916% due 12/25/2035 ~		859	583
5.030% due 09/25/2035 ~		256	228
5.220% due 11/25/2036 ~		1,392	1,059
5.267% due 03/25/2036 ~		232	188
5.288% due 09/25/2034 ~		1	1
5.799% due 01/25/2035 •		83	75
5.969% due 12/25/2034 ~		6	6
6.210% due 10/25/2037 •		334	301
6.525% due 02/25/2034 ~		165	161
Structured Asset Mortgage Investments Trust
3.905% due 06/25/2029 ~		6	6
4.694% due 03/25/2037 •		847	320
4.774% due 03/25/2037 •		128	11
4.814% due 06/25/2036 •		266	262
4.814% due 07/25/2046 •		352	285
4.854% due 04/25/2036 •		143	130
4.854% due 05/25/2036 •		43	30
4.874% due 05/25/2046 •		7,213	2,533
4.894% due 02/25/2036 •		50	46
4.932% due 07/19/2035 •		992	957
5.054% due 12/25/2035 •		1,020	855
5.092% due 09/19/2032 •		222	215
5.132% due 01/19/2034 •		72	69
5.272% due 10/19/2033 •		182	168
5.284% due 05/25/2047 •		6,627	5,390
5.799% due 12/25/2035 •		777	651
6.226% due 02/25/2036 •		3,272	2,793
Structured Asset Securities Corp. 4.083% due 04/15/2027 ~		5	5
Structured Asset Securities Corp. Mortgage Loan Trust 7.500% due 10/25/2036		2,188	1,252
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
4.790% due 06/25/2034		37	37
5.241% due 01/25/2034 ~		423	415
6.671% due 11/25/2033 ~		19	19
6.698% due 03/25/2033 ~		235	233

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

6.778% due 07/25/2033 ~		5	5
Structured Asset Securities Corp. Trust 5.750% due 04/25/2035		1,267	639
SunTrust Adjustable Rate Mortgage Loan Trust
5.342% due 10/25/2037 ~		326	248
5.985% due 02/25/2037 ~		129	111
6.242% due 04/25/2037 ~		123	60
6.850% due 01/25/2037 ~		1,021	630
SunTrust Alternative Loan Trust
5.084% due 12/25/2035 •		854	740
5.750% due 12/25/2035		561	509
6.000% due 04/25/2036		347	117
TBW Mortgage-Backed Trust
6.130% due 01/25/2037		452	101
6.470% due 09/25/2036		5,583	129
6.500% due 07/25/2036		4,587	970
6.515% due 07/25/2037		706	259
Thornburg Mortgage Securities Trust
4.400% due 09/25/2037 ~		380	378
5.134% due 12/25/2033 •		97	94
5.522% due 10/25/2046 •		17,966	17,085
5.631% due 10/25/2043 ~		125	116
5.677% due 07/25/2036 •		17,910	14,367
5.971% due 09/25/2047 ~		11,110	7,535
5.999% due 06/25/2047 •		8,490	7,968
6.049% due 03/25/2037 •		4,906	3,459
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~		758	728
2.900% due 10/25/2059 ~		6,414	6,163
4.481% due 02/25/2055 ~		7,648	7,421
Trinity Square PLC 5.217% due 07/15/2059 ~	GBP	23,688	32,594
TTAN 5.276% due 03/15/2038 •		$695	696
UBS Commercial Mortgage Trust
4.241% due 06/15/2051 ~		7,000	6,920
4.296% due 08/15/2051		5,975	5,917
4.313% due 05/15/2051		10,000	9,826
4.334% due 10/15/2051		17,486	17,199
UWM Mortgage Trust
2.500% due 11/25/2051 ~		184,634	150,816
2.500% due 12/25/2051 ~		77,726	63,221
3.000% due 01/25/2052 ~		56,291	47,895
5.000% due 11/25/2051 •		1,874	1,748
VASA Trust 5.326% due 07/15/2039 •		7,550	7,342
Verus Securitization Trust
4.260% due 02/25/2067		795	761
5.811% due 05/25/2068		542	543
5.850% due 12/25/2067 þ		7,142	7,138
5.999% due 02/25/2068		3,481	3,482
6.193% due 03/25/2068 þ		3,324	3,332
6.443% due 08/25/2068		5,311	5,352
6.665% due 09/25/2068 þ		8,839	8,947
7.070% due 10/25/2068 þ		7,874	7,992
Visio Trust 6.598% due 10/25/2058 þ		4,304	4,341
Wachovia Mortgage Loan Trust LLC
4.205% due 08/20/2035 ~		370	347
7.444% due 10/20/2035 ~		89	86
WaMu Mortgage Pass-Through Certificates Trust
3.716% due 04/25/2037 ~		1,228	1,112
3.876% due 05/25/2037 ~		558	483
3.976% due 03/25/2036 ~		6,854	6,056
4.033% due 12/25/2046 •		3,786	3,413
4.093% due 02/25/2037 ~		224	192
4.142% due 12/25/2036 ~		4,373	3,881
4.179% due 11/25/2036 ~		10	9
4.247% due 04/25/2037 ~		341	310
4.252% due 12/25/2036 ~		3,663	3,330
4.257% due 02/25/2037 ~		6,113	5,509
4.312% due 05/25/2037 ~		35	28
4.351% due 12/25/2036 ~		30	28
4.376% due 02/25/2037 ~		2,824	2,614
4.385% due 04/25/2035 ~		964	937
4.449% due 02/25/2037 ~		2,148	1,919
4.501% due 05/25/2046 •		125	104
4.571% due 01/25/2036 ~		1,846	1,828
4.579% due 08/25/2036 ~		495	446
4.688% due 12/25/2035 ~		3,572	3,295
4.823% due 09/25/2036 ~		2,068	1,810
4.967% due 07/25/2037 ~		132	120
4.974% due 12/25/2045 •		142	143
4.983% due 10/25/2035 ~		227	208
5.014% due 07/25/2045 •		106	104
5.064% due 03/25/2035 ~		403	404

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

5.072% due 08/25/2046 ~		3,423	3,113
5.077% due 08/25/2036 ~		65	61
5.098% due 03/25/2037 ~		6,615	6,178
5.111% due 08/25/2036 ~		4,779	4,593
5.135% due 12/25/2035 ~		391	363
5.141% due 09/25/2035 ~		4,557	4,243
5.159% due 04/25/2047 •		4,131	3,757
5.169% due 05/25/2047 •		5,873	5,119
5.174% due 11/25/2034 •		244	235
5.197% due 07/25/2047 •		1,684	1,434
5.254% due 11/25/2045 •		119	112
5.254% due 12/25/2045 •		94	86
5.372% due 05/25/2035 ~		5,455	5,409
5.399% due 08/25/2046 •		47	43
5.414% due 11/25/2034 •		118	113
5.799% due 06/25/2042 •		106	99
5.899% due 10/25/2046 •		3,910	3,665
5.902% due 08/25/2034 ~		74	72
6.267% due 01/25/2033 ~		39	39
6.526% due 09/25/2033 ~		185	184
6.633% due 09/25/2033 ~		9	9
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (g)	GBP	4	21,240
5.189% due 12/21/2049 •		56,826	78,282
5.889% due 12/21/2049 •		23,296	32,185
6.389% due 12/21/2049 •		11,648	15,974
6.889% due 12/21/2049 •		6,656	9,087
7.389% due 12/21/2049 •		6,656	9,012
Washington Mutual Mortgage Pass-Through Certificates Trust
3.928% due 09/25/2036		$2,742	725
4.754% due 02/25/2037 •		5,936	4,585
4.884% due 04/25/2035 •		3,147	2,632
5.369% due 05/25/2046 •		1,927	1,686
5.500% due 11/25/2035		317	294
5.500% due 06/25/2037		459	447
6.000% due 04/25/2036		988	865
6.768% due 07/25/2036		1,104	240
6.949% due 07/25/2036		1,886	410
Washington Mutual MSC Mortgage Pass-Through Certificates Trust
4.699% due 06/25/2033 ~		590	510
5.371% due 05/25/2033 ~		82	84
Wells Fargo Alternative Loan Trust 6.520% due 07/25/2037 ~		414	385
Wells Fargo Commercial Mortgage Trust
2.725% due 02/15/2053		9,400	8,650
3.311% due 06/15/2052		8,800	8,257
3.472% due 11/15/2050		10,070	9,817
3.615% due 12/15/2049		2,578	2,561
3.862% due 12/15/2039		41,000	39,209
3.874% due 06/15/2036 ~		500	456
4.023% due 03/15/2052		33,712	33,079
4.442% due 09/15/2061		4,000	3,983
Wells Fargo Mortgage-Backed Securities Trust
6.140% due 04/25/2036 ~		459	455
6.332% due 03/25/2036 ~		21	20
6.571% due 07/25/2034 ~		2	2
Worldwide Plaza Trust 3.526% due 11/10/2036		6,280	4,464

Total Non-Agency Mortgage-Backed Securities (Cost $9,590,740)			9,075,974

ASSET-BACKED SECURITIES 8.2%
AUTOMOBILE SEQUENTIAL 0.2%
Avis Budget Rental Car Funding AESOP LLC 5.250% due 04/20/2029		20,700	21,126
BMW Vehicle Lease Trust 5.990% due 09/25/2026		3,596	3,608
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		11,249	11,301
First Investors Auto Owner Trust 6.440% due 10/16/2028		3,493	3,527
Hertz Vehicle Financing LLC
3.730% due 09/25/2026		7,450	7,439
3.890% due 09/25/2028		31,800	31,378
Oscar U.S. Funding LLC 2.820% due 04/10/2029		4,085	4,028
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		9,400	9,598

			92,005

CASINO SERVICES 0.1%
Gateway Casinos & Entertainment Ltd. 5.000% due 03/12/2038 «	CAD	86,412	58,297

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

CMBS OTHER 1.8%
ACREC Ltd. 5.579% due 10/16/2036 •	$9,620	9,600
Arbor Realty Commercial Real Estate Notes Ltd.
5.754% due 01/15/2037 •	73,603	73,750
5.776% due 11/15/2036 •	46,802	46,916
AREIT Trust
5.551% due 01/20/2037 •	8,371	8,360
6.556% due 06/17/2039 •	28,722	28,742
BDS LLC
6.121% due 03/19/2039 •	47,076	47,194
6.454% due 08/19/2038 •	615	616
BDS Ltd. 5.779% due 12/16/2036 •	8,443	8,454
Brightspire Capital Ltd. 5.582% due 08/19/2038 •	3,646	3,636
BSPRT Issuer Ltd.
5.746% due 12/15/2038 •	510	512
6.608% due 07/15/2039 •	23,705	23,774
FORT CRE Issuer LLC 6.152% due 02/23/2039 •	1,240	1,222
FS Rialto Issuer LLC 6.202% due 01/19/2039 •	23,156	23,214
GPMT Ltd. 5.929% due 07/16/2035 •	8,604	8,436
HGI CRE CLO Ltd. 6.004% due 04/20/2037 •	20,882	20,939
KREF Ltd. 5.768% due 02/17/2039 •	47,778	47,866
LFT CRE Ltd. 5.596% due 06/15/2039 •	26,657	26,660
LoanCore Issuer Ltd.
5.726% due 07/15/2036 •	907	907
5.726% due 11/15/2038 •	33,993	34,056
5.853% due 01/17/2037 •	83,159	83,371
M360 Ltd. 5.936% due 11/22/2038 •	3,003	2,958
MF1 LLC
6.468% due 06/19/2037 •	26,611	26,629
6.953% due 09/17/2037 •	21,921	22,005
MF1 Ltd.
5.509% due 10/16/2036 •	21,103	21,105
5.529% due 07/16/2036 •	1,399	1,400
5.668% due 02/19/2037 •	18,969	18,986
6.128% due 12/15/2035 •	9,999	10,018
PFP Ltd. 6.586% due 08/19/2035 •	4,865	4,874
Starwood Commercial Mortgage Trust
5.629% due 04/18/2038 •	42,751	42,621
5.654% due 11/15/2038 •	83,976	83,928
TPG Real Estate Finance Issuer Ltd.
5.628% due 03/15/2038 •	17,026	17,008
5.964% due 02/15/2039 •	44,717	44,814

		794,571

HOME EQUITY OTHER 1.6%
Aames Mortgage Investment Trust 5.214% due 10/25/2035 •	738	732
ABFC Trust
5.139% due 12/25/2030 •	372	370
5.484% due 03/25/2034 •	1,042	1,015
5.529% due 05/25/2032 •	115	122
Accredited Mortgage Loan Trust 5.114% due 01/25/2035 •	304	305
ACE Securities Corp. Home Equity Loan Trust
4.554% due 10/25/2036 •	8	3
4.654% due 12/25/2036 •	5,079	1,272
4.754% due 08/25/2036 •	4,511	1,019
4.834% due 12/25/2036 •	19,583	4,903
4.874% due 08/25/2036 •	5,796	1,307
5.094% due 11/25/2035 •	795	864
5.259% due 12/25/2045 •	2,684	2,051
5.364% due 02/25/2036 •	976	916
5.409% due 11/25/2033 •	868	874
5.409% due 12/25/2034 •	173	161
Aegis Asset-Backed Securities Trust
5.079% due 12/25/2035 •	2,324	2,186
5.154% due 06/25/2035 •	1,248	1,196
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.735% due 05/25/2034	686	664
5.304% due 07/25/2034 •	20	20
7.809% due 11/25/2032 •	1,648	1,734

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Argent Securities Trust
4.544% due 09/25/2036 •	3,771	1,212
4.584% due 09/25/2036 •	19,469	6,258
4.734% due 06/25/2036 •	17,192	4,688
4.814% due 03/25/2036 •	5,213	2,874
4.974% due 05/25/2036 •	21,661	5,215
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.074% due 01/25/2036 •	7,621	7,036
5.559% due 11/25/2034 •	1,008	1,009
Asset-Backed Securities Corp. Home Equity Loan Trust
4.514% due 05/25/2037 •	141	100
5.194% due 10/25/2034 •	1	1
5.776% due 04/15/2033 •	411	410
7.651% due 08/15/2032 •	2,854	2,705
Bear Stearns Asset-Backed Securities Trust
4.774% due 12/25/2036 •	1,890	1,802
5.234% due 10/27/2032 •	80	80
5.434% due 11/25/2042 •	46	46
5.484% due 08/25/2037 •	3,574	3,195
5.833% due 06/25/2035 •	7,306	7,315
6.406% due 06/25/2043 ~	182	185
Carrington Mortgage Loan Trust
4.594% due 10/25/2036 •	2,813	2,135
4.684% due 10/25/2036 •	3,296	2,503
4.694% due 02/25/2037 •	28,823	27,907
CDC Mortgage Capital Trust 5.229% due 07/25/2034 •	204	252
Chase Funding Trust
4.994% due 02/25/2033 •	22	22
5.074% due 08/25/2032 •	377	372
CIT Home Equity Loan Trust 5.484% due 09/25/2030 •	159	159
Citigroup Mortgage Loan Trust
4.162% due 10/25/2037	1,322	1,276
4.604% due 07/25/2045 •	6,141	4,263
4.624% due 05/25/2037 •	7,951	5,304
4.694% due 07/25/2045 •	2,859	1,984
4.704% due 05/25/2037 •	2,710	2,690
4.754% due 12/25/2036 •	7,443	4,080
4.934% due 08/25/2036 •	8,208	8,158
7.264% due 01/25/2037	768	326
Citigroup Mortgage Loan Trust, Inc. 5.169% due 09/25/2035 •	1,088	1,083
Countrywide Asset-Backed Certificates
4.834% due 08/25/2034 •	293	286
5.114% due 12/25/2036 •	301	244
Countrywide Asset-Backed Certificates Trust
3.387% due 03/25/2036 •	681	674
3.685% due 04/25/2035 •	579	570
4.388% due 10/25/2032 ~	0	15
4.574% due 07/25/2037 •	53	53
4.574% due 08/25/2037 •	9,179	8,339
4.664% due 10/25/2047 •	423	420
4.714% due 02/25/2037 •	4,109	3,882
4.714% due 03/25/2037 •	1,245	1,218
4.794% due 11/25/2047 •	1,217	1,161
4.874% due 09/25/2037 •	905	941
4.874% due 09/25/2047 •	8,474	8,484
4.934% due 10/25/2034 •	1,131	1,114
5.019% due 06/25/2036 •	2,102	2,078
5.174% due 12/25/2034 •	1,106	1,086
5.334% due 11/25/2034 •	197	192
5.394% due 02/25/2036 •	4,260	4,164
5.583% due 08/25/2035 ~	17,720	17,236
Credit Suisse First Boston Mortgage Securities Corp. 3.968% due 08/25/2032 •	1,072	1,026
Credit-Based Asset Servicing & Securitization LLC
4.554% due 07/25/2037 •	204	134
6.780% due 05/25/2035	614	569
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.277% due 03/25/2037 þ	4,227	1,489
Credit-Based Asset Servicing & Securitization Trust
3.205% due 04/25/2037 •	623	356
4.554% due 11/25/2036 •	76	34
4.734% due 11/25/2036 •	7,314	3,322
Delta Funding Home Equity Loan Trust 5.246% due 09/15/2029 •	77	75
EMC Mortgage Loan Trust 5.174% due 05/25/2040 •	10	10
EquiFirst Mortgage Loan Trust 5.184% due 01/25/2034 •	8	8
Fieldstone Mortgage Investment Trust
4.759% due 11/25/2036 •	7,601	4,744
4.814% due 05/25/2036 •	5,338	3,979
Finance America Mortgage Loan Trust 5.334% due 08/25/2034 •	92	86

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

First NLC Trust
1.656% due 05/25/2035 •	899	801
4.574% due 08/25/2037 •	2,234	1,117
4.714% due 08/25/2037 •	2,318	1,159
Fremont Home Loan Trust
4.494% due 01/25/2037 •	25	12
4.584% due 01/25/2037 •	11,251	5,134
4.634% due 08/25/2036 •	336	105
4.694% due 11/25/2036 •	34,818	12,206
4.754% due 08/25/2036 •	6,890	2,150
4.774% due 02/25/2037 •	40,839	12,494
4.914% due 02/25/2037 •	15,508	4,775
4.934% due 05/25/2036 •	9,600	6,135
4.974% due 04/25/2036 •	2,701	2,465
5.094% due 01/25/2036 •	5,828	5,631
5.364% due 07/25/2034 •	19	20
5.499% due 06/25/2035 •	2,406	2,371
GE-WMC Mortgage Securities Trust 4.514% due 08/25/2036 •	5	2
GMACM Home Equity Loan Trust 4.676% due 09/25/2037 ~	5	5
GSAA Home Equity Trust
4.384% due 03/25/2036 ~	3,937	1,603
4.574% due 03/25/2036 •	38	12
4.634% due 03/25/2037 •	493	135
4.674% due 04/25/2047 •	914	859
4.674% due 05/25/2047 •	2,476	1,435
4.774% due 09/25/2036 •	8,149	1,821
4.794% due 05/25/2036 •	13,453	2,840
4.794% due 07/25/2037 •	260	254
5.034% due 03/25/2037 •	1,722	683
5.034% due 05/25/2047 •	138	84
5.334% due 08/25/2037 •	220	217
GSAMP Trust
4.524% due 01/25/2037 •	2,474	1,491
4.554% due 12/25/2036 •	5,046	2,502
4.614% due 11/25/2035 •	351	27
4.914% due 06/25/2036 •	3,298	1,818
4.914% due 08/25/2036 •	1,324	1,076
4.974% due 04/25/2036 •	2,966	2,006
5.754% due 12/25/2034 •	811	712
6.084% due 10/25/2034 •	120	121
6.309% due 03/25/2034 •	1,720	1,436
Home Equity Asset Trust
5.034% due 11/25/2032 •	154	143
5.529% due 05/25/2035 •	326	324
Home Equity Loan Trust 4.664% due 04/25/2037 •	2,504	2,417
Home Equity Mortgage Loan Asset-Backed Trust
4.554% due 04/25/2037 •	841	595
4.575% due 10/25/2033 •	28	28
4.644% due 04/25/2037 •	2,706	1,914
HSI Asset Loan Obligation Trust 4.554% due 12/25/2036 •	88	26
HSI Asset Securitization Corp. Trust
4.534% due 10/25/2036 •	132	45
4.654% due 12/25/2036 •	472	118
4.774% due 12/25/2036 •	4,298	1,029
5.214% due 11/25/2035 •	1,762	1,638
IMC Home Equity Loan Trust 5.690% due 07/25/2026 ~	1	1
JP Morgan Mortgage Acquisition Corp. 2.924% due 10/25/2035 •	915	901
JP Morgan Mortgage Acquisition Trust
4.594% due 08/25/2036 •	184	81
4.654% due 08/25/2036 •	19	14
4.754% due 07/25/2036 •	4,961	1,381
6.337% due 08/25/2036	1,508	891
Lehman ABS Mortgage Loan Trust
4.524% due 06/25/2037 •	4,386	2,915
4.634% due 06/25/2037 •	2,368	1,574
Long Beach Mortgage Loan Trust
4.754% due 12/25/2036 •	16,964	11,593
4.794% due 03/25/2046 •	1,479	1,158
4.954% due 08/25/2045 •	3,770	3,709
4.994% due 10/25/2034 •	10	9
5.484% due 06/25/2035 •	4,594	4,507
5.709% due 02/25/2035 •	2,183	2,148
MASTR Asset-Backed Securities Trust
4.534% due 01/25/2037 •	82	23
4.734% due 08/25/2036 •	3,930	1,441
4.914% due 03/25/2036 •	4,760	2,837
4.914% due 10/25/2036 •	4,064	3,639
5.184% due 10/25/2035 •	6,109	5,837
5.971% due 11/25/2035 þ	94	69
6.219% due 02/25/2036	162	137

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Merrill Lynch First Franklin Mortgage Loan Trust 4.774% due 04/25/2037 •	2,083	796
Merrill Lynch Mortgage Investors Trust
4.400% due 11/25/2037 •	11,513	3,598
4.654% due 08/25/2037 •	7,044	3,451
4.674% due 02/25/2037 •	844	239
4.734% due 08/25/2037 •	29,498	14,452
4.914% due 08/25/2037 •	1,475	723
4.954% due 03/25/2037 •	21,629	20,169
4.954% due 04/25/2037 •	2,161	1,022
5.074% due 03/25/2037 •	5,800	5,410
5.334% due 02/25/2047 •	13,327	7,824
Morgan Stanley ABS Capital, Inc. Trust
4.494% due 12/25/2036 •	2,391	1,192
4.494% due 05/25/2037 •	736	664
4.524% due 01/25/2037 •	4,667	2,149
4.534% due 07/25/2036 •	125	45
4.544% due 03/25/2037 •	5,539	2,360
4.574% due 11/25/2036 •	11,833	5,622
4.574% due 05/25/2037 •	3,215	2,473
4.584% due 10/25/2036 •	11,089	5,745
4.584% due 12/25/2036 •	1,652	824
4.614% due 03/25/2037 •	21,341	9,093
4.634% due 11/25/2036 •	1,164	659
4.634% due 02/25/2037 •	1,779	774
4.649% due 03/25/2037 •	8,526	3,380
4.664% due 10/25/2036 •	1,326	687
4.684% due 12/25/2036 •	7,168	3,574
4.684% due 05/25/2037 •	1,319	1,189
4.694% due 02/25/2037 •	753	328
4.734% due 06/25/2036 •	5,492	2,731
4.734% due 09/25/2036 •	14,732	5,065
4.734% due 11/25/2036 •	12,877	7,293
4.754% due 09/25/2036 •	8,925	3,850
4.774% due 03/25/2037 •	2,753	1,173
4.794% due 02/25/2037 •	3,610	1,146
4.894% due 11/25/2036 •	11,589	6,563
4.934% due 08/25/2036 •	12,924	6,444
5.169% due 07/25/2035 •	2,992	2,937
5.364% due 11/25/2034 •	189	182
5.434% due 03/25/2033 •	390	381
Morgan Stanley Dean Witter Capital, Inc. Trust
5.709% due 09/25/2032 •	251	250
5.784% due 02/25/2033 •	232	246
Morgan Stanley Home Equity Loan Trust
4.534% due 12/25/2036 •	12,779	6,113
4.754% due 04/25/2036 •	3,932	2,743
Morgan Stanley IXIS Real Estate Capital Trust
4.534% due 11/25/2036 •	5	2
4.734% due 07/25/2036 •	7,721	3,031
4.894% due 07/25/2036 •	23,677	9,296
Morgan Stanley Mortgage Loan Trust
4.594% due 11/25/2036 •	3,168	872
5.750% due 04/25/2037 ~	537	260
5.960% due 11/25/2036 •	1,581	585
6.000% due 02/25/2037 ~	326	180
6.077% due 10/25/2046	2,321	541
6.226% due 10/25/2036	980	267
New Century Home Equity Loan Trust
5.154% due 10/25/2035 •	522	513
5.214% due 03/25/2035 •	509	506
5.319% due 05/25/2034 •	488	496
7.434% due 01/25/2033 •	1,077	922
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.094% due 10/25/2036 •	20,035	4,441
5.234% due 02/25/2037 •	1,738	486
6.532% due 10/25/2036	2,591	535
NovaStar Mortgage Funding Trust
4.634% due 01/25/2037 •	3,422	1,133
4.734% due 06/25/2036 •	1,559	1,141
4.734% due 09/25/2036 •	11,986	4,661
4.734% due 03/25/2037 •	3,535	1,168
4.774% due 11/25/2036 •	7,928	2,428
4.794% due 03/25/2037 •	2,926	967
4.854% due 01/25/2037 •	15,392	5,097
4.934% due 10/25/2036 •	4,146	1,919
5.144% due 12/25/2033 •	156	156
5.259% due 06/25/2034 •	6	6
6.309% due 03/25/2035 •	2,922	2,891
Option One Mortgage Loan Trust
4.604% due 05/25/2037 •	3,139	1,684
4.614% due 04/25/2037 •	5,896	2,950
4.634% due 01/25/2037 •	7,929	4,652
4.654% due 04/25/2037 •	14,682	10,104
4.674% due 04/25/2037 •	2,376	1,347
4.684% due 03/25/2037 •	1,094	541

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

4.684% due 07/25/2037 •	2,257	1,454
4.714% due 01/25/2037 •	17,849	10,472
4.714% due 02/25/2037 •	6,913	3,274
4.764% due 04/25/2037 •	1,916	935
4.874% due 01/25/2037 •	6,712	3,938
4.974% due 01/25/2036 •	6,277	5,914
Option One Mortgage Loan Trust Asset-Backed Certificates
5.124% due 11/25/2035 •	9,051	8,733
5.289% due 10/25/2032 •	919	1,068
Ownit Mortgage Loan Trust 5.334% due 10/25/2036 •	1,624	1,544
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 6.234% due 12/25/2034 •	9,894	9,878
People's Choice Home Loan Securities Trust
5.114% due 12/25/2035 •	235	232
5.379% due 05/25/2035 •	2,346	2,207
5.784% due 01/25/2035 •	478	467
People's Financial Realty Mortgage Securities Trust 4.574% due 09/25/2036 •	17,533	4,326
Popular ABS Mortgage Pass-Through Trust 4.644% due 01/25/2037 •	2,379	2,293
RAAC Trust 5.134% due 11/25/2046 •	5,267	4,832
Renaissance Home Equity Loan Trust
3.733% due 08/25/2033 •	33	30
5.134% due 08/25/2032 •	104	99
5.154% due 11/25/2034 •	185	161
5.893% due 06/25/2037	8,030	2,074
5.906% due 06/25/2037	8,997	2,330
Residential Asset Mortgage Products Trust 5.004% due 01/25/2036 •	1,288	1,271
Residential Asset Securities Corp. Trust
4.674% due 10/25/2036 •	950	937
4.694% due 11/25/2036 •	3,573	3,319
4.724% due 06/25/2033 •	640	609
4.774% due 11/25/2036 •	1,247	1,166
4.869% due 06/25/2036 •	10,784	10,665
4.994% due 04/25/2036 •	533	534
5.049% due 03/25/2036 •	1,200	1,175
5.529% due 03/25/2035 •	2,124	2,127
Securitized Asset-Backed Receivables LLC Trust
4.554% due 12/25/2036 •	222	48
4.694% due 05/25/2037 •	368	282
4.754% due 07/25/2036 •	2,131	700
4.914% due 07/25/2036 •	2,739	900
SG Mortgage Securities Trust 4.734% due 10/25/2036 •	8,717	8,181
Soundview Home Loan Trust
4.614% due 08/25/2037 •	288	284
4.654% due 01/25/2037 •	2,357	1,710
4.754% due 01/25/2037 •	2,250	1,632
4.794% due 02/25/2037 •	7,643	2,049
4.954% due 02/25/2037 •	9,862	2,653
4.994% due 05/25/2036 •	1,567	1,530
Structured Asset Investment Loan Trust
4.584% due 09/25/2036 •	762	757
4.734% due 06/25/2036 •	148	146
5.034% due 01/25/2036 •	848	836
5.334% due 05/25/2035 •	3,281	3,231
5.364% due 09/25/2034 •	46	39
5.364% due 01/25/2035 •	9,234	9,086
5.439% due 09/25/2034 •	139	143
5.559% due 01/25/2035 •	3,957	3,422
5.634% due 12/25/2034 •	635	634
5.814% due 04/25/2033 •	129	131
6.009% due 01/25/2035 •	4,313	3,570
6.159% due 01/25/2035 •	4,027	2,012
Structured Asset Securities Corp. Mortgage Loan Trust
4.614% due 01/25/2037 •	2,116	1,181
4.664% due 01/25/2037 •	16,005	9,133
4.704% due 04/25/2036 •	4,849	4,786
4.717% due 12/25/2034 •	557	554
5.334% due 05/25/2037 •	1,229	1,205
6.434% due 08/25/2037 •	366	366
WaMu Asset-Backed Certificates WaMu Trust
4.684% due 04/25/2037 •	9,376	3,436
4.734% due 01/25/2037 •	11,465	5,209
Washington Mutual Asset-Backed Certificates Trust 4.129% due 10/25/2036 •	1,280	441

		696,892

HOME EQUITY SEQUENTIAL 0.0%
JP Morgan Mortgage Acquisition Trust
4.219% due 07/25/2036 •	1,020	1,012
4.694% due 03/25/2037 •	1,288	1,275

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Morgan Stanley Mortgage Loan Trust
4.674% due 04/25/2037 •		4,513	1,177
4.894% due 02/25/2037 •		410	81
5.154% due 04/25/2037 •		2,187	571
Saxon Asset Securities Trust 4.774% due 10/25/2046 •		2,977	2,922

			7,038

MANUFACTURING HOUSE SEQUENTIAL 0.0%
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		70	71

WHOLE LOAN COLLATERAL 0.1%
Bear Stearns Asset-Backed Securities Trust
4.834% due 11/25/2034 •		574	490
5.199% due 07/25/2036 ~		1	1
5.348% due 10/25/2036 ~		576	257
5.500% due 01/25/2034		14	11
Citigroup Mortgage Loan Trust 6.851% due 05/25/2036 þ		1,990	719
First Franklin Mortgage Loan Trust
4.744% due 10/25/2036 •		6,000	4,901
4.754% due 04/25/2036 •		1,692	1,657
4.914% due 08/25/2036 •		2,015	1,962
4.914% due 10/25/2036 •		3,225	2,109
5.634% due 01/25/2035 •		954	956
5.859% due 10/25/2034 •		480	482
GSAMP Trust 5.484% due 06/25/2034 •		453	453
RAAC Trust 5.034% due 06/25/2044 •		695	634
Residential Asset Mortgage Products Trust
4.784% due 10/25/2036 •		5,077	4,958
5.034% due 03/25/2036 •		3,787	3,743
5.074% due 01/25/2036 •		2,129	1,971
5.173% due 12/25/2034 •		55	55
Securitized Asset-Backed Receivables LLC Trust
4.934% due 03/25/2036 •		8,788	5,494
4.934% due 05/25/2036 •		8,911	4,594
5.394% due 01/25/2036 •		1,057	1,000
Specialty Underwriting & Residential Finance Trust
3.943% due 02/25/2037		28,259	9,204
4.634% due 11/25/2037 •		358	196
4.734% due 11/25/2037 •		4,660	2,563
5.000% due 12/25/2036 •		1,051	1,038
5.134% due 03/25/2037 •		1,709	874
5.334% due 06/25/2036 •		9,856	9,497
5.409% due 12/25/2035 •		355	353

			60,172

OTHER ABS 4.4%
Anchorage Capital CLO Ltd. 5.712% due 04/22/2034 •		20,000	20,045
Apidos CLO
5.481% due 10/20/2030 •		861	863
5.541% due 04/20/2031 •		571	571
Ares European CLO DAC 3.086% due 04/20/2032 •	EUR	15,762	18,573
Atlas Senior Loan Fund Ltd. 5.614% due 04/22/2031 •		$800	801
Bain Capital Euro CLO DAC 2.976% due 01/20/2032 •	EUR	11,061	13,001
Birch Grove CLO Ltd. 5.870% due 07/17/2037 •		$27,450	27,560
Black Diamond CLO DAC
3.096% due 01/20/2032 •	EUR	115	135
3.123% due 05/15/2032 •		4,693	5,527
Blackrock European CLO DAC 2.899% due 10/15/2031 •		12,909	15,164
BlueMountain CLO Ltd. 5.472% due 10/25/2030 •		$12,165	12,174
BlueMountain EUR CLO DAC 3.189% due 01/15/2033 •	EUR	10,142	11,937
BlueMountain Fuji EUR CLO DAC
1.050% due 01/15/2031		248	287
2.999% due 01/15/2031 •		9,159	10,797
BNPP AM Euro CLO DAC
2.879% due 04/15/2031 •		3,095	3,637
3.056% due 07/22/2032 •		17,309	20,331
Cairn CLO DAC 3.059% due 10/15/2031 •		19,086	22,447
Capital Four U.S. CLO Ltd. 6.169% due 01/20/2037 •		$38,800	38,947

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Carlyle Euro CLO DAC 2.979% due 01/15/2031 •	EUR	18,531	21,832
Carlyle Global Market Strategies CLO Ltd. 5.511% due 04/17/2031 •		$876	876
Carlyle Global Market Strategies Euro CLO Ltd. 2.893% due 11/15/2031 •	EUR	12,794	15,082
Carval CLO Ltd. 5.491% due 07/16/2031 •		$8,121	8,133
Catamaran CLO Ltd. 5.634% due 04/22/2030 •		2,242	2,245
CBAMR Ltd. 5.886% due 07/15/2037 •		39,000	39,106
CIFC Funding Ltd. 5.487% due 10/24/2030 •		13,722	13,726
Commonbond Student Loan Trust 2.550% due 05/25/2041		1,109	1,058
Consumer Loan Finance
0.000% due 11/25/2054 «(g)		6,541	3,513
5.150% due 11/25/2054		19,270	19,346
5.350% due 11/25/2054		27,963	28,381
5.450% due 11/25/2054		6,888	6,981
5.750% due 11/25/2054		3,438	3,489
6.600% due 11/25/2054		4,500	4,559
8.750% due 11/25/2054		2,576	2,623
Consumer Loan Finance Issuer Trust
0.000% due 11/25/2053 «(g)		65,890	30,579
0.000% due 11/25/2054 «(g)		4,462	2,141
5.150% due 11/25/2054		7,485	7,492
5.350% due 11/25/2054		14,059	14,356
5.450% due 11/25/2054		3,888	3,942
5.750% due 11/25/2054		1,943	1,972
6.250% due 11/25/2053		57,964	58,231
6.400% due 11/25/2053		179,510	186,448
6.600% due 11/25/2054		2,445	2,480
6.950% due 11/25/2053		42,492	43,956
7.400% due 11/25/2053		42,492	44,106
8.750% due 11/25/2054		1,463	1,489
9.100% due 11/25/2053		24,809	25,831
9.350% due 11/25/2053		23,021	23,361
Crestline Denali CLO Ltd. 5.561% due 04/20/2030 •		827	828
CVC Cordatus Loan Fund DAC
2.605% due 09/15/2031 •	EUR	3,383	3,984
2.929% due 10/15/2031 •		28,425	33,505
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049		$1,100	1,047
Dryden Euro CLO DAC
2.939% due 04/15/2033 •	EUR	28,427	33,473
3.003% due 05/15/2034 •		17,427	20,505
Dryden Senior Loan Fund 5.419% due 10/19/2029 •		$1,008	1,009
Euro-Galaxy CLO DAC 2.811% due 04/24/2034 •	EUR	26,481	31,128
Golub Capital Partners Static Ltd. 5.499% due 04/20/2033 •		$7,915	7,915
GoodLeap Sustainable Home Solutions Trust
2.100% due 05/20/2048		7,095	5,574
4.000% due 04/20/2049		14,317	12,509
Harvest CLO DAC
1.040% due 07/15/2031	EUR	2,454	2,806
2.916% due 10/20/2031 •		25,074	29,530
2.919% due 10/15/2031 •		15,858	18,679
3.039% due 07/15/2031 •		21,642	25,510
3.129% due 01/15/2032 •		10,711	12,611
Invesco CLO Ltd. 5.638% due 07/15/2034 •		$15,625	15,656
Jamestown CLO Ltd. 5.603% due 07/14/2031 •		1,228	1,231
Jubilee CLO DAC 2.929% due 04/15/2031 •	EUR	31,071	36,501
KKR CLO Ltd.
5.468% due 07/15/2030 •		$6,806	6,810
5.471% due 07/18/2030 •		2,894	2,897
Kubota Credit Owner Trust 5.610% due 07/15/2026		280	280
LCM Ltd. 5.611% due 04/20/2031 •		10,072	10,096
Lendmark Funding Trust 1.900% due 11/20/2031		750	719
Madison Park Euro Funding DAC 3.079% due 07/15/2032 •	EUR	14,463	16,990
Magnetite Ltd. 5.406% due 10/15/2031 •		$4,452	4,454
Massachusetts Educational Financing Authority 5.575% due 04/25/2038 •		295	295

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

MMAF Equipment Finance LLC 5.200% due 09/13/2027		2,420	2,427
Mosaic Solar Loan Trust 2.640% due 01/20/2053		16,148	13,898
Mountain View CLO LLC 5.562% due 01/16/2031 •		50	50
Mountain View CLO Ltd. 5.716% due 04/15/2034 •		6,100	6,109
Navient Private Education Loan Trust 3.610% due 12/15/2059		928	923
Nelnet Student Loan Trust
6.502% due 02/20/2041 •		4,452	4,551
6.640% due 02/20/2041		4,891	5,066
Newark BSL CLO Ltd. 5.644% due 12/21/2029 •		828	829
OAK Hill European Credit Partners DAC
2.966% due 01/20/2032 •	EUR	1,209	1,424
2.976% due 10/20/2031 •		28,538	33,582
OCP Euro CLO DAC 3.116% due 09/22/2034 •		25,700	30,269
Octagon Investment Partners Ltd. 5.419% due 10/20/2030 •		$3,635	3,638
OneMain Financial Issuance Trust
1.750% due 09/14/2035		1,096	1,069
5.064% due 06/16/2036 •		2,249	2,249
OZLM Ltd. 5.469% due 10/20/2031 •		4,173	4,179
Palmer Square European Loan Funding DAC 2.999% due 10/15/2031 •	EUR	4,167	4,898
Performer Funding PLC
0.000% due 06/21/2035 (g)	GBP	27,414	19,209
6.223% due 06/21/2035 •		30,900	42,376
7.223% due 06/21/2035 •		21,700	29,889
8.223% due 06/21/2035 •		14,400	20,141
9.723% due 06/21/2035 •		6,200	8,661
11.723% due 06/21/2035 •		9,300	12,990
Project Panama SPV LLC 7.827% due 12/20/2054 «		$46,803	46,964
Rad CLO Ltd.
5.512% due 04/25/2032 •		6,159	6,167
5.657% due 07/24/2032 •		44,584	44,652
Romark CLO Ltd. 5.571% due 10/23/2030 •		9,200	9,209
Segovia European CLO DAC 3.116% due 07/20/2032 •	EUR	24,679	29,112
Shackleton CLO Ltd. 5.660% due 05/07/2031 •		$273	274
SLC Student Loan Trust 5.505% due 06/15/2040 •		1,302	1,290
SLM Student Loan Trust
4.955% due 04/25/2049		1,890	1,855
5.525% due 07/25/2049		180	176
6.325% due 01/27/2026		217	218
SMB Private Education Loan Trust
0.000% due 03/15/2052 «(g)		1,425	1,700
0.000% due 09/15/2053 (g)		1	319
3.940% due 02/16/2055		27,601	26,888
5.550% due 03/15/2052		12,218	12,529
5.603% due 03/15/2052 •		12,218	12,241
5.754% due 02/16/2055 •		11,456	11,549
5.954% due 09/15/2053 •		34,531	35,065
6.150% due 09/15/2053		21,272	22,356
6.250% due 03/15/2052		3,000	3,076
6.500% due 03/15/2052		1,100	1,150
6.930% due 09/15/2053		12,921	13,757
7.540% due 09/15/2053		2,644	2,794
8.290% due 03/15/2052		1,195	1,249
8.870% due 09/15/2053		5,450	5,860
SoFi Alternative Trust 5.839% due 05/16/2050 ~		44,830	43,088
SoFi Consumer Loan Program Trust
0.000% due 03/27/2034 «(g)		4,019	5,276
4.910% due 03/27/2034 «		37,064	37,020
5.250% due 03/27/2034 «		3,796	3,788
5.770% due 03/27/2034 «		2,944	2,934
6.260% due 03/27/2034 «		2,177	2,178
Sound Point CLO Ltd.
5.644% due 07/26/2031 •		2,167	2,169
5.651% due 01/21/2031 •		159	159
Stonepeak ABS 2.301% due 02/28/2033		188	180
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057		34,909	30,948
Symphony CLO Ltd. 6.072% due 01/20/2037 •		14,075	14,126

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

T-Mobile U.S. Trust 5.050% due 09/20/2029		21,200	21,374
THL Credit Wind River CLO Ltd. 5.658% due 01/15/2031 •		90	90
Toro European CLO DAC
2.953% due 02/15/2034 •	EUR	18,542	21,774
3.185% due 01/12/2032 •		10,563	12,433
Triaxx Prime CDO Ltd.
5.220% due 10/02/2039 ^•(d)		$13,598	135
5.220% due 10/02/2039 •		2,660	26
Trinitas Euro CLO DAC 3.166% due 10/20/2032 •	EUR	557	656
Venture CLO Ltd.
5.521% due 07/20/2030 •		$2,550	2,552
5.578% due 09/07/2030 •		12,966	12,976
5.578% due 07/15/2031 •		4,327	4,330
5.581% due 07/20/2030 •		2,204	2,200
5.631% due 07/18/2031 •		765	766
5.664% due 04/20/2032 •		14,037	14,052
Vibrant CLO Ltd. 5.651% due 07/20/2032 •		17,659	17,693
Voya CLO Ltd.
5.491% due 04/17/2030 •		3,837	3,839
5.728% due 10/15/2030 •		361	361

			1,972,673

Total Asset-Backed Securities (Cost $3,866,541)			3,681,719

SOVEREIGN ISSUES 8.1%
Brazil Government International Bond
6.125% due 03/15/2034		15,700	15,583
7.125% due 05/13/2054		55,300	53,096
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (g)	BRL	2,672,000	474,378
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	67,100	51,398
Emirate of Abu Dhabi Government International Bond 3.125% due 04/16/2030		$1,600	1,534
Israel Government International Bond
3.800% due 05/13/2060		47,500	31,018
5.375% due 03/12/2029		31,800	32,475
5.500% due 03/12/2034		27,000	27,376
5.750% due 03/12/2054		3,900	3,617
Ivory Coast Government International Bond 5.875% due 10/17/2031	EUR	20,800	23,212
Japan Government International Bond
2.000% due 12/20/2044	JPY	20,860,000	137,166
2.200% due 03/20/2064		9,406,000	52,523
2.300% due 12/20/2054		15,900,000	99,254
2.400% due 03/20/2045		11,554,800	80,779
2.400% due 03/20/2055		17,085,500	109,002
Korea Development Bank
3.000% due 01/13/2026		$2,600	2,583
5.051% due 10/23/2026 ~		7,450	7,496
Korea National Oil Corp. 4.875% due 04/03/2029		1,700	1,731
Mexican Udibonos 4.000% due 08/24/2034 (h)	MXN	91,554	4,540
Mexico Government International Bond
5.000% due 04/27/2051		$26,100	20,306
6.000% due 05/07/2036		1,100	1,088
6.625% due 01/29/2038 (c)		12,208	12,409
6.875% due 05/13/2037		11,400	11,918
New South Wales Treasury Corp. 2.750% due 11/20/2025 (h)	AUD	1,606	1,064
Paraguay Government International Bond 4.950% due 04/28/2031		$8,000	7,965
Peru Government International Bond
5.350% due 08/12/2040	PEN	6,400	1,553
5.940% due 02/12/2029		3,000	889
6.150% due 08/12/2032		323,630	94,500
6.950% due 08/12/2031		284,001	87,174
7.300% due 08/12/2033		433,500	133,530
Province of Alberta 2.050% due 08/17/2026		$6,000	5,872
Province of British Columbia 4.150% due 06/18/2034	CAD	31,300	23,710
Province of Ontario
3.650% due 06/02/2033		700	517
3.800% due 12/02/2034		95,200	69,878
Province of Quebec
3.600% due 09/01/2033		6,100	4,477
4.450% due 09/01/2034		275,700	213,102
Qatar Government International Bond
4.400% due 04/16/2050		$46,200	39,121
5.103% due 04/23/2048		600	566

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Republic of Poland Government International Bond 5.125% due 09/18/2034		5,300	5,333
Republic of South Africa Government International Bond
7.100% due 11/19/2036		4,100	4,072
8.500% due 01/31/2037	ZAR	720,900	35,448
8.875% due 02/28/2035		2,290,500	120,813
10.500% due 12/21/2026		4,302,300	252,132
Romania Government International Bond
2.000% due 01/28/2032	EUR	33,500	32,047
2.000% due 04/14/2033		5,190	4,693
3.000% due 02/27/2027		$5,240	5,069
3.624% due 05/26/2030	EUR	25,050	28,065
5.250% due 03/10/2030		12,000	14,450
5.250% due 05/30/2032		30,900	35,869
5.625% due 05/30/2037		29,200	32,420
6.250% due 09/10/2034		5,700	6,782
Saudi Government International Bond
3.375% due 03/05/2032		17,800	20,900
3.750% due 03/05/2037		22,200	25,501
4.750% due 01/18/2028		$34,700	34,993
4.750% due 01/16/2030		13,600	13,740
4.875% due 07/18/2033		12,100	12,159
5.000% due 01/16/2034		12,600	12,636
5.125% due 01/13/2028		37,900	38,542
5.375% due 01/13/2031		57,500	59,674
Serbia Government International Bond
1.000% due 09/23/2028	EUR	16,450	17,903
2.050% due 09/23/2036		15,500	13,896
3.125% due 05/15/2027		19,600	23,007
United Kingdom Gilt
0.500% due 10/22/2061	GBP	16,400	5,878
3.750% due 03/07/2027		447,000	612,881
4.375% due 07/31/2054		178,073	211,870

Total Sovereign Issues (Cost $3,577,700)			3,619,173

		SHARES
COMMON STOCKS 0.1%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex SAB de CV «(e)		775,108	0

FINANCIALS 0.0%
MNSN Holdings, Inc. «(e)(l)		7,633	31

INDUSTRIALS 0.1%
Drillco Holding Lux SA «(l)		195,636	4,011
Foresea Holdings SA «		1,161,108	23,802

			27,813

Total Common Stocks (Cost $32,812)			27,844

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Charles Schwab Corp. 4.000% due 12/01/2030 •(i)(n)		2,400,000	2,227
CoBank ACB 4.250% due 01/01/2027 •(i)		5,200,000	5,024
Encina Private Credit LLC «		3,411	0
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(i)		13,900,000	13,891
Wells Fargo & Co. 3.900% due 03/15/2026 •(i)		5,200,000	5,158

			26,300

INDUSTRIALS 0.0%
SVB Financial Trust 11.000% due 11/07/2032		8,700	4,611

Total Preferred Securities (Cost $35,208)			30,911

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
CBL & Associates Properties, Inc.		26,809	681

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Total Real Estate Investment Trusts (Cost $372)			681

SHORT-TERM INSTRUMENTS 0.9%
COMMERCIAL PAPER 0.1%
CVS Health Corp. 4.920% due 07/14/2025		$23,460	23,415

REPURCHASE AGREEMENTS (m) 0.6%			276,551

NIGERIA TREASURY BILLS 0.1%
32.274% due 06/11/2026 - 06/29/2026 (f)(g)	NGN	73,366,707	38,692

U.S. TREASURY BILLS 0.1%
4.325% due 07/31/2025 - 10/21/2025 (f)(g)(p)(r)		$52,032	51,705

Total Short-Term Instruments (Cost $388,160)			390,363

Total Investments in Securities (Cost $60,899,088)			58,102,723

		SHARES
INVESTMENTS IN AFFILIATES 6.4%
MUTUAL FUNDS (j) 0.1%
PIMCO Senior Loan Active Exchange-Traded Fund		586,600	29,912

Total Mutual Funds (Cost $29,652)			29,912

SHORT-TERM INSTRUMENTS 6.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.3%
PIMCO Short Asset Portfolio		243,849,007	2,388,745
PIMCO Short-Term Floating NAV Portfolio III		44,554,643	433,829

Total Short-Term Instruments (Cost $2,860,621)			2,822,574

Total Investments in Affiliates (Cost $2,890,273)			2,852,486

Total Investments 136.5% (Cost $63,789,361)			$60,955,209
Financial Derivative Instruments (o)(q) (0.4)%(Cost or Premiums, net $170,068)			(152,057)
Other Assets and Liabilities, net (36.2)%			(16,132,466)

Net Assets 100.0%			$44,670,686

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^						Security is in default.
«						Security valued using significant unobservable inputs (Level 3).
µ						All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ						Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)						Security is an Interest Only ("IO") or IO Strip.
(b)						Principal only security.
(c)						When-issued security.
(d)						Security is not accruing income as of the date of this report.
(e)						Security did not produce income within the last twelve months.
(f)						Coupon represents a weighted average yield to maturity.
(g)						Zero coupon security.
(h)						Principal amount of security is adjusted for inflation.
(i)						Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)						Institutional Class Shares of each Fund.
(k)						Contingent convertible security.
(l)						RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

BAMLL Commercial Mortgage Securities Trust 7.782% due 10/15/2027					09/21/2023	$48,101	$45,008	0.10%
Credit Opportunities Partners LLC 6.520% due 03/20/2028					03/20/2025	9,900	9,966	0.02
Credit Opportunities Partners LLC 6.740% due 03/20/2030					02/20/2025	8,400	8,492	0.02
Drillco Holding Lux SA					06/08/2023	3,913	4,011	0.01
Hardwood Funding LLC 4.840% due 06/07/2028					03/11/2025	8,900	8,953	0.02
Hardwood Funding LLC 4.980% due 06/07/2030					03/11/2025	5,800	5,858	0.01
Hardwood Funding LLC 5.160% due 06/07/2032					03/11/2025	13,900	14,065	0.03
MNSN Holdings, Inc.					06/02/2020	149	31	0.00
National Football League 5.480% due 10/05/2028					03/14/2024	27,600	28,086	0.06
Pantheon Senior Debt Secondaries 6.317% due 03/26/2026					03/18/2025	15,300	15,300	0.04
Pinnacol Assurance 8.625% due 06/25/2034					06/23/2014	15,000	16,505	0.04
Project Alpha Investindustrial 4.256% due 02/27/2026					02/28/2025	10,489	11,911	0.03
Ripon Investments Financing Ltd. 0.000% due 08/29/2025					01/11/2023	293	331	0.00

						$167,745	$168,517	0.38%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(m)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BAR	0.150%	06/26/2025	07/17/2025	$162,399	Barclays Bank PLC 4.500% due 01/08/2026	$(165,960)	$162,399	$162,403
JPS	4.400	07/30/2024	TBD(2)	114,152	U.S. Treasury Bonds 1.375% due 11/15/2040	(115,648)	114,152	119,101

Total Repurchase Agreements						$(281,608)	$276,551	$281,504

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BAR	0.000%	06/26/2025	07/17/2025	$(162,400)	$(162,400)

Total Reverse Repurchase Agreements	$(162,400)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.1)%
Uniform Mortgage-Backed Security, TBA	4.500%	07/01/2055	$61,037	$(58,259)	$(58,391)

Total Short Sales (0.1)%	$(58,259)	$(58,391)

(n)	Securities with an aggregate market value of $178,763 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(188,905) at a weighted average interest rate of 0.010%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	609	$609	$(128)	$(124)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	609	609	(156)	(181)
Put - EUREX Euro-Bobl July 2025 Futures	EUR	117.250	07/25/2025	230	230	(50)	(49)
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	230	230	(42)	(30)
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	155	155	(71)	(62)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	155	155	(82)	(25)

$(529)	$(471)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$108.500	07/25/2025	684	$684	$(227)	$(21)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.000	07/25/2025	1,341	1,341	(572)	(42)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	691	691	(226)	(43)
Put - CBOE U.S. Treasury 10-Year Note August Futures	110.250	07/25/2025	634	634	(158)	(79)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	2,032	2,032	(779)	(1,080)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.750	07/25/2025	634	634	(197)	(277)
Call - CBOT U.S. Treasury 10-Year Note August Futures	112.000	07/25/2025	684	684	(234)	(513)

$(2,393)	$(2,055)

Total Written Options	$(2,922)	$(2,526)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	5,412	$484,864	$4,306	$1,073	$0
U.S. Treasury 5-Year Note September Futures	09/2025	74,144	8,081,696	87,408	9,847	0
U.S. Treasury 10-Year Note September Futures	09/2025	37,966	4,256,938	67,209	11,864	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	3,357	383,590	6,646	1,626	0
U.S. Treasury Ultra Long-Term Bond September Futures	09/2025	2,423	288,640	10,562	3,256	0
United Kingdom Long Gilt September Futures	09/2025	939	119,908	2,767	129	(413)

$178,898	$27,795	$(413)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl September Futures	09/2025	120	$(16,635)	$69	$36	$(11)
Euro-Bund September Futures	09/2025	3,724	(570,927)	4,015	1,623	(132)

$4,084	$1,659	$(143)

Total Futures Contracts	$182,982	$29,454	$(556)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(7)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2025	0.201%	$2,300	$444	$(388)	$56	$0	$0
AES Corp.	5.000	Quarterly	06/20/2028	0.753	1,100	154	(21)	133	0	0
AES Corp.	5.000	Quarterly	12/20/2028	0.875	3,600	447	40	487	0	(3)
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.241	13,300	118	(66)	52	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2026	0.303	7,900	120	(65)	55	0	0
AT&T, Inc.	1.000	Quarterly	12/20/2027	0.408	1,700	3	21	24	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.431	75,100	(382)	1,612	1,230	17	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.296	8,000	28	29	57	1	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.367	17,200	(91)	253	162	0	(1)
Boeing Co.	1.000	Quarterly	06/20/2027	0.402	8,200	(477)	573	96	2	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.473	44,900	(2,000)	2,575	575	1	0
Boeing Co.	1.000	Quarterly	12/20/2029	0.685	1,900	(32)	57	25	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.742	118,800	257	1,163	1,420	74	0
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.256	EUR	7,500	(34)	197	163	0	(4)
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.192	$3,300	(42)	56	14	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	26,100	169	68	237	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	2,900	34	4	38	0	(1)
General Motors Co.	5.000	Quarterly	12/20/2026	0.490	7,100	1,374	(902)	472	0	(3)
General Motors Co.	5.000	Quarterly	06/20/2028	0.750	6,963	882	(40)	842	4	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.170	1,900	(21)	44	23	0	0
Morgan Stanley	1.000	Quarterly	12/20/2025	0.241	21,400	76	7	83	1	0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290	47,300	299	38	337	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.277	3,300	75	(51)	24	1	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312	9,300	212	(117)	95	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2027	0.382	3,700	(60)	115	55	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416	42,050	48	658	706	14	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462	8,500	(21)	173	152	2	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.542	14,200	257	15	272	8	0
Volkswagen International Finance NV	1.000	Quarterly	06/20/2028	0.755	EUR	3,400	27	3	30	2	0
Volkswagen International Finance NV	1.000	Quarterly	12/20/2028	0.886	6,300	(135)	166	31	0	0
Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.160	$6,800	49	36	85	0	(1)

$1,778	$6,253	$8,031	$129	$(13)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin(7)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly		06/20/2028		$1,100	$6	$17	$23	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly		12/20/2028		400	4	5	9	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly		12/20/2029		8,500	161	33	194	4	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		20,400	399	59	458	12	0
CDX.iTraxx Asia Ex-Japan 43 5-Year Index	1.000	Quarterly		06/20/2030		11,100	86	44	130	4	0

							$656	$158	$814	$20	$0

INTEREST RATE SWAPS
										Variation Margin(7)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	178,370	$(5,687)	$3,469	$(2,218)	$0	$(10)
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/11/2052		19,400	0	15,150	15,150	45	0
Receive	1-Day GBP-SONIO Compounded-OIS	0.900	Annual	03/15/2052		16,500	1,632	11,243	12,875	38	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		1,300	156	55	211	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	95,600,000	(17,654)	7,267	(10,387)	1,114	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		$879,430	(16,401)	6,938	(9,463)	0	(1,283)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		62,500	(123)	(928)	(1,051)	0	(98)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		568,000	8,127	(3,505)	4,622	0	(940)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		59,400	0	47	47	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		49,200	0	(21)	(21)	0	(90)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		106,700	0	(101)	(101)	0	(196)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		59,200	0	(193)	(193)	0	(109)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		133,600	0	(734)	(734)	0	(247)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		129,000	0	(801)	(801)	0	(238)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	10/31/2030		204,400	0	(1,386)	(1,386)	0	(378)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		241,800	0	(1,666)	(1,666)	0	(447)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		242,900	0	(1,701)	(1,701)	0	(449)
Receive	1-Day USD-SOFR Compounded-OIS	3.721	Annual	10/31/2030		161,100	0	(1,398)	(1,398)	0	(298)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		140,400	0	(1,223)	(1,223)	0	(260)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		116,900	0	(1,050)	(1,050)	0	(216)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		74,700	0	(691)	(691)	0	(138)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		111,100	0	(1,073)	(1,073)	0	(206)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		471,429	(540)	(6,668)	(7,208)	0	(1,221)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2032		189,460	6,269	(2,973)	3,296	0	(478)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/15/2033		206,900	2,589	(1,035)	1,554	0	(649)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		312,700	2,155	(1,635)	520	0	(984)
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		303,200	1,576	(1,606)	(30)	0	(956)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		437,940	1,986	(2,331)	(345)	0	(1,381)
Receive	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/15/2033		235,900	781	(1,267)	(486)	0	(745)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		208,800	(638)	(3,544)	(4,182)	0	(811)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		37,800	(128)	(520)	(648)	0	(146)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		41,800	(119)	(870)	(989)	0	(163)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		70,100	(206)	(1,185)	(1,391)	0	(273)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		2,980	(9)	(39)	(48)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		166,400	(1,189)	(845)	(2,034)	0	(653)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035		487,900	24,891	(6,991)	17,900	0	(1,874)
Receive	1-Day USD-SOFR Compounded-OIS	2.617	Annual	02/15/2048		105,500	0	22,119	22,119	0	(625)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		616,800	120,849	115,746	236,595	0	(3,394)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,299,650	36,784	58,398	95,182	0	(9,883)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		57,700	0	1,731	1,731	0	(460)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		270,400	4,212	16,919	21,131	0	(2,103)
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		38,500	0	1,904	1,904	0	(304)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		19,300	0	910	910	0	(152)
Receive	1-Day USD-SOFR Compounded-OIS	3.776	Annual	02/15/2055		6,700	0	174	174	0	(54)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		16,800	0	340	340	0	(135)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		146,600	17,814	(263)	17,551	0	(1,096)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		42,400	4,048	905	4,953	0	(319)
Pay	1-Year BRL-CDI	11.463	Maturity	01/04/2027	BRL	310,700	0	(1,974)	(1,974)	62	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		2,520,500	0	(15,220)	(15,220)	505	0
Pay	1-Year BRL-CDI	11.754	Maturity	01/04/2027		213,300	0	(1,147)	(1,147)	43	0
Pay	1-Year BRL-CDI	13.926	Maturity	01/04/2027		169,900	0	(89)	(89)	17	0
Pay	1-Year BRL-CDI	13.927	Maturity	01/04/2027		1,633,700	15	(867)	(852)	160	0
Pay	1-Year BRL-CDI	14.009	Maturity	01/04/2027		108,600	0	(25)	(25)	22	0
Pay	1-Year BRL-CDI	13.291	Maturity	01/02/2029		1,078,700	(11)	1,667	1,656	1,581	0
Pay	1-Year BRL-CDI	13.320	Maturity	01/02/2029		95,000	0	163	163	146	0
Pay	1-Year BRL-CDI	13.354	Maturity	01/02/2029		129,700	0	160	160	117	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	171,600	(186)	(435)	(621)	0	(271)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029	EUR	52,500	(89)	(809)	(898)	52	0
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030		34,600	(71)	(209)	(280)	37	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		27,800	(52)	(107)	(159)	31	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	668,600	(9,294)	13,684	4,390	0	(180)
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		64,900	47	900	947	0	(25)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	323,800	(3,547)	12,175	8,628	0	(365)
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		16,400	(97)	269	172	0	(23)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		154,300	(4,425)	8,423	3,998	0	(200)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		305,200	1,364	6,319	7,683	0	(442)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	63,800	(313)	(1,654)	(1,967)	0	(19)
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		153,600	(835)	(4,016)	(4,851)	0	(47)
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		214,200	(1,615)	(5,093)	(6,708)	0	(85)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		233,700	(851)	(4,564)	(5,415)	0	(92)
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		133,700	(5,956)	2,822	(3,134)	0	(55)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		23,900	(46)	(565)	(611)	30	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		37,600	0	42	42	54	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		56,000	0	43	43	81	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		91,700	0	51	51	132	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		28,900	(75)	53	(22)	0	(58)
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		10,640	(27)	(151)	(178)	0	(21)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		823,650	(22,650)	(8,872)	(31,522)	0	(1,668)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		316,770	4,154	34,634	38,788	1,190	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030	MXN	678,900	28	80	108	105	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	CAONREPO	4.820	Semi-Annual	07/13/2025	CAD	300	(1)	(1)	(2)	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	589,500	(3,954)	(16,649)	(20,603)	0	(883)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	3,200	0	(3)	(3)	0	(6)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033	1,100	0	(4)	(4)	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	48,700	176	(614)	(438)	0	(85)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033	147,900	(557)	(6,680)	(7,237)	0	(297)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034	38,200	0	354	354	0	(80)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	263,600	44	(1,600)	(1,556)	0	(558)

$142,351	$225,563	$367,914	$5,566	$(40,045)

Total Swap Agreements	$144,785	$231,974	$376,759	$5,715	$(40,058)

(p)

Securities with an aggregate market value of $989,566 and cash of $30,415 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)	Future styled option variation margin asset of $44 and liability of $(30) is outstanding at period end.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(7)	Unsettled variation margin asset of $50 for closed swap agreements is outstanding at period end.
(q)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	07/2025	CAD	194	$142	$0	$0
07/2025	CNH	106,379	14,765	0	(112)
07/2025	$86,598	AUD	133,310	1,140	0
07/2025	54,557	CHF	43,575	361	0
07/2025	2,398,745	EUR	2,048,669	14,485	0
07/2025	6,478	NZD	10,765	83	0
08/2025	AUD	133,310	$86,649	0	(1,144)
08/2025	CHF	43,395	54,557	0	(361)
08/2025	CNH	494,248	69,066	0	(241)
08/2025	EUR	2,048,669	2,404,002	0	(14,494)
08/2025	NZD	10,765	6,486	0	(83)
08/2025	$142	CAD	194	0	0
BOA	07/2025	AUD	11,356	$7,396	0	(78)
07/2025	IDR	240,453,369	14,738	0	(88)
07/2025	KRW	193,171,282	141,705	0	(1,177)
07/2025	$8	ILS	27	0	0
07/2025	13,221	SGD	16,930	94	0
08/2025	CNH	108,907	$15,223	0	(48)
08/2025	SGD	16,890	13,221	0	(96)
08/2025	TWD	7,751	238	0	(32)
08/2025	$36,221	CNH	258,985	96	0
08/2025	13,129	MXN	249,017	77	0
08/2025	46,800	TWD	1,382,238	1,252	0
09/2025	PEN	77,867	$21,194	0	(741)
10/2025	28,066	7,597	0	(298)
BPS	07/2025	BRL	1,050,606	192,521	0	(850)
07/2025	CAD	147,974	108,327	0	(338)
07/2025	EUR	1,021	1,177	0	(27)
07/2025	IDR	2,593,354	159	0	(1)
07/2025	NOK	23,910	2,363	0	(9)
07/2025	SEK	36,940	3,848	0	(57)
07/2025	THB	18,871	571	0	(10)
07/2025	TWD	1,949,230	59,968	0	(7,143)
07/2025	$1,521	AUD	2,344	21	0
07/2025	184,291	BRL	1,050,606	9,080	0
07/2025	35,223	IDR	574,772,692	218	0
07/2025	317	KRW	430,596	2	0
07/2025	11,230	THB	369,536	149	0
07/2025	172	TRY	6,948	1	0
07/2025	5,585	TWD	166,169	133	0
08/2025	CNH	343,422	$48,080	0	(76)
08/2025	JPY	5,978	42	0	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

	08/2025	PEN	9,864		2,661	0	(119)
	08/2025	TWD	1,977,990		60,685	0	(8,078)
	08/2025		$30,480	CNH	217,405	6	0
	08/2025		60	CZK	1,331	4	0
	08/2025		6,458	INR	561,349	77	0
	08/2025		8,900	MXN	169,529	90	0
	08/2025		530	TRY	22,076	7	0
	08/2025		11,011	TWD	332,812	559	0
	10/2025	BRL	1,346,900		$224,956	0	(17,301)
	05/2026		$7,555	KWD	2,302	0	(23)
	06/2026		5,178		1,581	1	(5)
	06/2027		2,856		866	0	(23)
	05/2029	KWD	12,803		$44,014	1,924	0
	07/2029		1,291		4,440	193	0
BRC	07/2025	AUD	354		228	0	(5)
	07/2025	EUR	2,060,009		2,339,426	0	(87,162)
	07/2025	IDR	217,251,877		13,304	0	(93)
	07/2025	ILS	110,660		31,784	0	(1,071)
	07/2025	KRW	2,181,740		1,606	0	(8)
	07/2025	NOK	13,108		1,289	0	(12)
	07/2025	TRY	2,491		62	0	(1)
	07/2025		$1,055	CAD	1,456	14	0
	07/2025		1,146	EUR	994	25	0
	07/2025		4,400	GBP	3,258	72	0
	07/2025		15,761	ILS	53,213	37	0
	07/2025		15,999	KRW	21,830,720	146	0
	07/2025		3,015	PLN	11,297	118	0
	07/2025		190,895	TRY	7,815,857	2,802	0
	07/2025	ZAR	3,012,414		$166,581	0	(3,308)
	08/2025	CHF	36,453		45,899	0	(234)
	08/2025		$590	CZK	13,130	36	0
	08/2025		119,906	TRY	4,988,001	1,411	0
	08/2025		5,746	TWD	169,507	147	0
BSH	07/2025	BRL	1,618,256		$292,407	0	(5,444)
	07/2025	PEN	200,973		53,950	0	(2,744)
	07/2025		$296,541	BRL	1,618,256	1,310	0
	07/2025		2,000	DKK	13,130	73	0
	07/2025		11,559	PEN	42,036	304	0
	08/2025	PEN	179,242		$48,513	0	(2,014)
	08/2025		$92,407	BRL	513,146	1,311	0
	09/2025	PEN	47,598		$12,995	0	(408)
	09/2025		$78	PEN	287	2	0
	10/2025		200,000	BRL	1,134,560	4,065	0
CBK	07/2025	CAD	5,466		$3,961	0	(53)
	07/2025	KRW	41,396,098		30,119	0	(500)
	07/2025	PEN	114,901		31,777	0	(648)
	07/2025	THB	987,473		29,695	0	(712)
	07/2025	TWD	3,103,272		95,387	0	(11,457)
	07/2025		$2,894	AUD	4,461	42	0
	07/2025		1,054	CAD	1,445	7	0
	07/2025		1,048	GBP	770	9	0
	07/2025		15,942	IDR	259,614,469	66	0
	07/2025		5,515	KRW	7,536,378	59	0
	07/2025		14,630	PEN	52,735	254	0
	07/2025		2,040	THB	68,108	57	0
	07/2025		120,849	TWD	3,554,145	1,519	0
	08/2025	CNH	33,868		$4,712	0	(38)
	08/2025	PEN	60,776		16,302	0	(839)
	08/2025	TWD	4,102,886		125,825	0	(16,808)
	08/2025		$21,225	CNH	153,591	313	0
	08/2025		104,833	INR	9,026,600	306	(51)
	09/2025	MXN	42,613		$2,221	0	(32)
	09/2025	PEN	156,257		42,657	0	(1,341)
	09/2025		$15,174	PEN	54,330	125	0
	10/2025	PEN	20,238		$5,477	0	(216)
	11/2025		158,277		42,849	0	(1,643)
	12/2025		104,189		28,549	0	(715)
DUB	07/2025	DKK	9,882		1,552	0	(8)
	07/2025	ILS	53,739		15,505	0	(449)
	07/2025	KRW	1,718,161		1,260	0	(11)
	07/2025	SGD	4,788		3,716	0	(49)
	07/2025		$2,831	AUD	4,397	62	0
	07/2025		1,218	IDR	19,827,542	4	0
	07/2025		8,622	TWD	256,278	201	0
	07/2025	ZAR	221		$12	0	0
	08/2025	CNH	559		78	0	0
	08/2025		$1,552	DKK	9,858	9	0
	08/2025		47,218	INR	4,065,443	111	0
	09/2025	PEN	39,011		$10,611	0	(378)
FAR	07/2025	AUD	132,802		$85,703	0	(1,700)
	07/2025	CNH	54,114		7,530	0	(38)
	07/2025	DKK	13,431		2,111	0	(10)
	07/2025	JPY	49,564,426		345,498	1,313	0
	07/2025	PEN	70,539		19,145	0	(755)
	07/2025	SGD	13,533		10,521	0	(122)
	07/2025		$194,461	JPY	28,305,740	2,100	0

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025		26,137	PLN	96,391	596	0
	07/2025		10,629	SGD	13,555	32	0
	08/2025	CNH	362,470		$50,654	0	(174)
	08/2025	JPY	28,201,645		194,461	0	(2,101)
	08/2025	SGD	15,605		12,266	0	(37)
	08/2025		$1,533	AUD	2,344	10	0
	08/2025		26,576	CNH	190,081	79	0
	08/2025		2,111	DKK	13,398	10	0
	08/2025		10,712	INR	926,365	73	0
	09/2025	PEN	19,438		$5,271	0	(204)
	09/2025		$144,508	MXN	2,814,325	4,263	0
	09/2025		4,641	PEN	16,830	100	0
	11/2025	PEN	57,960		$15,677	0	(618)
GLM	07/2025	BRL	403,568		73,230	0	(1,050)
	07/2025	IDR	12,689,540		778	0	(5)
	07/2025	TWD	368,981		11,344	0	(1,360)
	07/2025		$73,953	BRL	403,568	327	0
	07/2025		3,772	IDR	61,463,388	18	0
	07/2025		1,474	MYR	6,241	7	0
	07/2025		4,129	SGD	5,263	10	0
	07/2025		1,864	ZAR	33,716	37	0
	08/2025	SGD	5,250		$4,129	0	(11)
	08/2025		$681	HUF	246,628	44	0
	10/2025	BRL	1,304,900		$214,261	0	(20,442)
	10/2025		$73,230	BRL	412,920	1,039	0
	12/2025		21,655	MXN	419,232	278	0
IND	07/2025		26	TWD	786	1	0
JPM	07/2025	AUD	3,564		$2,336	0	(10)
	07/2025	BRL	972,593		178,225	0	(787)
	07/2025	CHF	1,760		2,147	0	(71)
	07/2025	CNH	102,525		14,206	0	(133)
	07/2025	GBP	1,328,757		1,790,075	0	(33,843)
	07/2025	KRW	36,816		27	0	0
	07/2025	NZD	7,085		4,226	0	(93)
	07/2025	SGD	384,863		299,617	0	(3,067)
	07/2025	TWD	1,971,752		60,621	0	(7,265)
	07/2025		$170,418	BRL	972,593	8,594	0
	07/2025		1,169	CAD	1,601	6	0
	07/2025		1,541	DKK	10,175	65	0
	07/2025		18,443	KRW	25,105,086	126	0
	07/2025		79,354	PLN	295,231	2,531	0
	07/2025		8,658	SGD	11,085	61	0
	07/2025		496	TRY	20,428	6	0
	07/2025		68,453	TWD	2,032,000	1,508	0
	07/2025	ZAR	1,065,324		$59,611	0	(469)
	08/2025	BRL	107,441		18,816	0	(807)
	08/2025	CNH	464,402		64,834	0	(288)
	08/2025	SGD	11,060		8,658	0	(62)
	08/2025	TWD	1,964,752		60,227	0	(8,075)
	08/2025		$2,337	AUD	3,564	10	0
	08/2025		30,426	CNH	217,462	68	0
	08/2025		7,302	INR	633,079	68	0
	08/2025		48,874	TWD	1,441,294	1,231	0
MBC	07/2025	CAD	701,930		$511,106	0	(4,356)
	07/2025	CHF	77,956		94,862	0	(3,387)
	07/2025	CNH	49,151		6,820	0	(53)
	07/2025	IDR	6,034,650		372	0	0
	07/2025	JPY	2,263,861		15,757	36	0
	07/2025	THB	495,695		14,977	0	(287)
	07/2025	TWD	1,154,424		35,422	0	(4,325)
	07/2025		$2,332	AUD	3,564	14	0
	07/2025		687,050	CAD	944,396	6,472	(5)
	07/2025		12,017	EUR	10,346	170	0
	07/2025		3,016	GBP	2,231	47	0
	07/2025		4,236	IDR	68,822,259	8	(1)
	07/2025		23,176	PLN	86,780	896	0
	07/2025		1,004	SEK	9,595	10	0
	07/2025		228,444	SGD	295,424	3,899	0
	07/2025		7,310	THB	240,292	89	0
	07/2025		20,427	TWD	646,537	1,833	0
	08/2025	CAD	941,185		$685,843	0	(6,492)
	08/2025	CNH	181,028		25,189	0	(196)
	08/2025	JPY	31,798		221	0	0
	08/2025	SGD	294,746		228,444	0	(3,948)
	08/2025	TWD	1,541,883		47,472	0	(6,130)
	08/2025		$1,523	CNH	11,010	21	0
	08/2025		18,270	EUR	15,544	80	0
MYI	07/2025	CAD	93,186		$68,439	8	0
	07/2025	JPY	1,119,646		7,750	0	(25)
	07/2025		$65,307	JPY	9,518,605	792	0
	07/2025		4,866	NOK	49,086	4	0
	07/2025		137	PLN	504	3	0
	07/2025		12,523	ZAR	226,419	247	0
	08/2025	CNH	369,452		$51,605	0	(201)
	08/2025	JPY	9,483,613		65,307	0	(793)
	08/2025	NOK	49,077		4,866	0	(4)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

10/2025	BRL	20,200	3,322	0	(311)
NGF	07/2025	$45,131	IDR	735,639,815	230	0
08/2025	14,286	TRY	596,387	169	0
RBC	07/2025	CHF	537	$655	0	(22)
RYL	08/2025	$26,687	CNH	190,846	74	0
SCX	07/2025	IDR	219,345,578	$13,440	0	(71)
07/2025	ILS	817	236	0	(7)
07/2025	$13,776	GBP	10,151	158	0
07/2025	17,543	IDR	285,846,592	83	0
07/2025	734	JPY	106,038	2	0
07/2025	45,619	SGD	58,840	657	0
07/2025	4,470	THB	147,330	67	0
07/2025	37,014	TWD	1,095,005	687	0
08/2025	CNH	636,509	$89,103	0	(152)
08/2025	JPY	105,648	734	0	(2)
08/2025	SGD	58,706	45,619	0	(668)
08/2025	TWD	651,323	19,962	0	(2,680)
08/2025	$18,041	CNH	131,542	405	0
08/2025	19,941	INR	1,712,025	0	(10)
SOG	07/2025	EUR	2,749	$3,167	0	(75)
07/2025	$108,834	JPY	15,710,202	261	0
07/2025	509	NOK	5,111	0	(2)
08/2025	JPY	15,652,552	$108,834	0	(262)
08/2025	NOK	5,110	509	2	0
08/2025	$32	HUF	11,641	2	0
SSB	07/2025	CAD	149	$109	0	0
07/2025	$1,799,486	GBP	1,312,347	1,906	0
08/2025	GBP	1,312,347	$1,799,719	0	(1,937)
08/2025	$109	CAD	149	0	0
UAG	07/2025	IDR	213,370,386	$13,149	0	(8)
07/2025	ILS	8,132	2,266	0	(148)
07/2025	JPY	730,552	5,047	0	(26)
07/2025	KRW	17,951,061	13,236	0	(40)
07/2025	NOK	17,177	1,691	0	(13)
07/2025	NZD	3,680	2,199	0	(44)
07/2025	THB	78,938	2,376	0	(55)
07/2025	$13,149	IDR	213,314,768	0	(9)
07/2025	13,236	KRW	17,942,382	35	0
07/2025	76	TWD	2,249	2	0
08/2025	26,643	CNH	190,944	133	0
09/2025	MXN	3,904	$201	0	(5)

Total Forward Foreign Currency Contracts	$89,183	$(311,852)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC EUR versus USD	$1.110	11/26/2025	42,662	$179	$123
BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	92,604	578	483
GLM	Put - OTC EUR versus USD	$1.100	12/17/2025	10,619	1,214	782
MBC	Put - OTC EUR versus USD	1.098	12/23/2025	12,238	1,421	857
MYI	Put - OTC EUR versus USD	1.110	11/24/2025	247,628	1,162	703

$4,554	$2,948

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.360%	07/14/2025	1,360,000	$1,360	$31
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/21/2025	2,462,000	2,093	346
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	2,109,400	2,637	1,231
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/12/2025	83,100	71	64
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.700	08/13/2025	623,300	623	617
MAA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.400	07/14/2025	1,995,800	1,996	59
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.450	07/17/2025	235,200	223	19
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	680,700	834	397
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/05/2025	2,063,100	2,819	1,029

$12,656	$3,793

Total Purchased Options	$17,210	$6,741

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850%	07/16/2025	74,900	$(103)	$(5)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	145,500	(164)	(10)
JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000	07/16/2025	68,600	(70)	(4)
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	58,000	(71)	(4)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	68,000	(82)	(5)

							$(490)	$(28)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	34,400	$(110)	$(314)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	34,400	(110)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.519	07/14/2025	161,900	(1,360)	(220)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	31,300	(99)	(157)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	31,300	(99)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	35,200	(112)	(272)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	35,200	(112)	(16)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	31,900	(101)	(115)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	31,900	(101)	(59)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.489	07/21/2025	292,900	(2,092)	(563)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	34,900	(126)	(164)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	34,900	(117)	(41)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	39,200	(131)	(150)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	39,200	(119)	(68)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	14,500	(38)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	14,500	(38)	(18)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	30,400	(93)	(34)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	30,400	(93)	(50)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	40,600	(152)	(276)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	40,600	(152)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	39,000	(128)	(406)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	39,000	(128)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	08/04/2025	251,100	(2,637)	(2,471)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	16,100	(58)	(60)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	35,000	(108)	(311)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	16,100	(58)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	35,000	(108)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	30,700	(89)	(213)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	30,700	(89)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	16,300	(57)	(67)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	16,300	(57)	(23)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	31,700	(104)	(105)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	31,700	(104)	(81)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	33,100	(102)	(137)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	33,100	(102)	(78)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	32,100	(105)	(306)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	32,100	(105)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.739	08/12/2025	9,900	(72)	(127)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	08/13/2025	73,300	(624)	(1,016)
MAA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.522	07/14/2025	237,500	(1,996)	(331)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	36,700	(131)	(152)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	36,700	(131)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	35,000	(132)	(186)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	35,000	(132)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	35,000	(131)	(116)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	35,000	(131)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	47,700	(138)	(322)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	47,700	(138)	(8)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.515	07/17/2025	27,800	(222)	(53)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.708	08/04/2025	81,200	(836)	(826)
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	51,500	(166)	(192)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	51,500	(166)	(115)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.628	08/05/2025	245,600	(2,821)	(1,779)

$(17,461)	$(12,022)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$92.469	07/07/2025	$30,200	$(165)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	30,200	(142)	(11)

$(307)	$(11)

Total Written Options	$(18,258)	$(12,061)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Peru Government International Bond	1.000%	Quarterly	12/20/2027	0.456%	$11,500	$(281)	$433	$152	$0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	90,600	(4,513)	4,866	353	0
BPS	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.288	21,600	(619)	992	373	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	25,000	(1,199)	1,129	0	(70)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	5,000	(446)	408	0	(38)
Mexico Government International Bond	1.000	Quarterly	06/20/2026	0.401	2,200	6	7	13	0
Mexico Government International Bond	1.000	Quarterly	12/20/2027	0.620	500	(16)	21	5	0
BRC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.288	46,900	(1,519)	2,329	810	0
Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	43,700	(2,009)	1,991	0	(18)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	8,500	(413)	446	33	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	1.050	37,700	(1,873)	1,858	0	(15)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	9,400	(338)	312	0	(26)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	53,100	(2,713)	2,920	207	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	—◆	22,635	0	122	122	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	—◆	9,865	0	59	59	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	9,100	(406)	441	35	0
GST	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.288	30,200	(875)	1,396	521	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	44,310	(1,711)	1,588	0	(123)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	20,976	(1,870)	1,711	0	(159)
Israel Government International Bond	1.000	Quarterly	06/20/2029	0.803	400	(5)	8	3	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	2,000	(21)	36	15	0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.490	5,900	(50)	24	0	(26)
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	20,000	(961)	1,039	78	0
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	4,900	(189)	175	0	(14)
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.288	38,500	(1,146)	1,811	665	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.163	17,300	(622)	574	0	(48)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.337	18,974	(1,692)	1,548	0	(144)
Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.493	2,000	6	9	15	0
Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.538	700	(2)	8	6	0
Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.674	1,300	(25)	37	12	0
Mexico Government International Bond	1.000	Quarterly	12/20/2028	0.784	5,700	(60)	102	42	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	0.750	385,900	(18,192)	19,695	1,503	0

$(43,754)	$48,095	$5,022	$(681)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	134,668	$26,007	$3,226	$29,233	$0
BRC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	$4,616	(1,327)	965	0	(362)
GST	CDX.iTraxx Crossover 38 5-Year 35-100% Index	5.000	Quarterly	12/20/2027	EUR	61,808	9,746	(1,155)	8,591	0
CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	85,644	17,117	1,474	18,591	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	105,726	21,464	1,486	22,950	0

$73,007	$5,996	$79,365	$(362)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	26,085	1.199%	Maturity	09/22/2025	$5,800	$0	$(30)	$0	$(30)
Pay	iBoxx USD Liquid Investment Grade Index	1,700,000	3.630% (FEDL01 less a specified spread)	Monthly	09/24/2025	186,337	0	532	532	0
CBK	Pay	iBoxx USD Liquid Investment Grade Index	800,000	3.750%	Monthly	07/09/2025	87,688	0	229	229	0
MYC	Receive	iBoxx USD Liquid Investment Grade Index	153,565	1.199%	Maturity	09/22/2025	34,100	0	(222)	0	(222)

$0	$509	$761	$(252)

Total Swap Agreements	$29,253	$54,600	$85,148	$(1,295)

(r)

Securities with an aggregate market value of $165,454 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

◆	Implied credit spread is not available due to significant unobservable inputs being used in the fair valuation.
(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$20,163	$455,959	$476,122
Corporate Bonds & Notes
Banking & Finance	0	6,350,956	87,535	6,438,491
Industrials	0	2,912,998	71,291	2,984,289
Utilities	0	1,172,955	0	1,172,955
Municipal Bonds & Notes
California	0	42,276	0	42,276
Connecticut	0	178	0	178
Florida	0	5,240	0	5,240
Georgia	0	51,517	0	51,517
Louisiana	0	4,934	0	4,934
New York	0	76,212	0	76,212
Rhode Island	0	178	0	178
Texas	0	98,176	0	98,176
West Virginia	0	19,353	0	19,353
U.S. Government Agencies	0	22,919,013	0	22,919,013
U.S. Treasury Obligations	0	6,987,124	0	6,987,124
Non-Agency Mortgage-Backed Securities	0	8,795,194	280,780	9,075,974
Asset-Backed Securities
Automobile Sequential	0	92,005	0	92,005
Casino Services	0	0	58,297	58,297
CMBS Other	0	794,571	0	794,571
Home Equity Other	0	696,892	0	696,892
Home Equity Sequential	0	7,038	0	7,038
Manufacturing House Sequential	0	71	0	71
Whole Loan Collateral	0	60,172	0	60,172
Other ABS	0	1,836,580	136,093	1,972,673
Sovereign Issues	0	3,619,173	0	3,619,173
Common Stocks
Financials	0	0	31	31
Industrials	0	0	27,813	27,813
Preferred Securities
Banking & Finance	0	26,300	0	26,300
Industrials	0	4,611	0	4,611
Real Estate Investment Trusts
Real Estate	681	0	0	681
Short-Term Instruments
Commercial Paper	0	23,415	0	23,415
Repurchase Agreements	0	276,551	0	276,551
Nigeria Treasury Bills	0	38,692	0	38,692
U.S. Treasury Bills	0	51,705	0	51,705

	$681	$56,984,243	$1,117,799	$58,102,723
Investments in Affiliates, at Value
Mutual Funds	29,912	0	0	29,912
Short-Term Instruments
Central Funds Used for Cash Management Purposes	2,822,574	0	0	2,822,574

	$2,852,486	$0	$0	$2,852,486

Total Investments	$2,853,167	$56,984,243	$1,117,799	$60,955,209

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(58,391)	$0	$(58,391)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2,861	32,308	0	35,169
Over the counter	0	180,891	181	181,072

	$2,861	$213,199	$181	$216,241
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(722)	(42,418)	0	(43,140)
Over the counter	0	(324,846)	(362)	(325,208)

	$(722)	$(367,264)	$(362)	$(368,348)

Total Financial Derivative Instruments	$2,139	$(154,065)	$(181)	$(152,107)

Consolidated Schedule of Investments PIMCO Total Return Fund (Cont.)	June 30, 2025 (Unaudited)

Totals	$2,855,306	$56,771,787	$1,117,618	$60,744,711

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2025:
Category and Subcategory	Beginning Balance at 03/31/2025	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$362,833	$185,442	$(95,576)	$163	$(226)	$3,323	$0	$0	$455,959	$5,238
Corporate Bonds & Notes
Banking & Finance	85,867	49,187	(48,799)	5	171	1,104	0	0	87,535	1,584
Industrials	70,557	0	0	(1)	0	735	0	0	71,291	735
Non-Agency Mortgage-Backed Securities	357,715	98,077	(25,481)	332	221	(184)	0	(149,900)	280,780	(2,601)
Asset-Backed Securities
Casino Services	55,652	0	(942)	0	(70)	3,657	0	0	58,297	3,473
Other ABS	146,039	51,209	(53,095)	178	(1,154)	(7,084)	0	0	136,093	(7,311)
Common Stocks
Financials	34	0	0	0	0	(3)	0	0	31	(3)
Industrials	34,173	0	0	0	0	(6,360)	0	0	27,813	(6,360)

	$1,112,870	$383,915	$(223,893)	$677	$(1,058)	$(4,812)	$0	$(149,900)	$1,117,799	$(5,245)
Financial Derivative Instruments - Assets
Over the counter	$283	$0	$0	$0	$(31)	$(71)	$0	$0	$181	$(70)

Financial Derivative Instruments - Liabilities
Over the counter	$(372)	$0	$(5)	$0	$32	$(17)	$0	$0	$(362)	$0

Totals	$1,112,781	$383,915	$(223,898)	$677	$(1,057)	$(4,900)	$0	$(149,900)	$1,117,618	$(5,315)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 06/30/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$185,735	Discounted Cash Flow			Discount Rate			6.340 - 14.790	9.541
		56,315	Discounted Cash Flow / Indicative Quotation			Discount Rate / Broker Quote		%/%	7.160/90.000	—
		66,956	Indicative Market Quotation			Broker Quote			94.460	—
		121,911	Recent Transaction			Purchase Price			100.000	—
		25,042	Third Party Vendor			Broker Quote			101.000	—
Corporate Bonds & Notes
Banking & Finance		79,694	Discounted Cash Flow			Discount Rate			4.620 - 12.000	6.413
		331	Discounted Cash Flow			Discount Rate			10.000	—
		5,090	Expected Recovery			Recovery Rate			100.000	—
		2,420	Recent Transaction Price			Purchase price			93.500	—
Industrials		71,291	Discounted Cash Flow			Discount Rate			4.797 - 7.790	6.611
Non-Agency Mortgage-Backed Securities		174,800	Discounted Cash Flow			Discount Rate			4.933 - 20.000	8.161
		10,471	Discounted Cash Flow			Discount Rate			$7.252	—
		95,509	Proxy Pricing			Base Price			101.625 - 107.656	103.878
Asset-Backed Securities
Other ABS		194,390	Discounted Cash Flow			Discount Rate			5.364 - 24.000	8.222
Common Stocks
Financials		31	Indicative Market Quotation			Broker Quote			$4.000	—
Industrials		27,813	Indicative Market Quotation			Broker Quote			$20.500	—
Financial Derivative Instruments - Assets
Over the counter		181	Indicative Market Quotation			Broker Quote			0.197 - 0.248	0.215
Financial Derivative Instruments - Liabilities
Over the counter		(362)	Indicative Market Quotation			Broker Quote			$92.000	—

Total		$1,117,618

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Total Return Fund II	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 131.5% ¤
CORPORATE BONDS & NOTES 22.6%
BANKING & FINANCE 8.8%
Alexandria Real Estate Equities, Inc. 3.950% due 01/15/2027	$1,500	$1,488
Ally Financial, Inc. 6.848% due 01/03/2030	600	634
American Express Co.
5.016% due 04/25/2031	100	102
5.085% due 01/30/2031	800	819
5.667% due 04/25/2036	100	104
American Homes 4 Rent LP 4.950% due 06/15/2030	200	202
American Tower Corp.
3.375% due 10/15/2026	800	790
3.950% due 03/15/2029	200	196
5.800% due 11/15/2028	800	835
Ares Strategic Income Fund 5.450% due 09/09/2028	400	400
Arthur J Gallagher & Co. 4.850% due 12/15/2029	300	305
Athene Global Funding
5.516% due 03/25/2027	800	814
5.620% due 05/08/2026	300	303
5.684% due 02/23/2026	700	705
Aviation Capital Group LLC 5.125% due 04/10/2030	500	505
Bank of America Corp.
4.948% due 07/22/2028	800	809
5.933% due 09/15/2027	300	305
BGC Group, Inc. 6.150% due 04/02/2030	400	406
Blackstone Secured Lending Fund 5.875% due 11/15/2027	1,100	1,123
Blue Owl Finance LLC 6.250% due 04/18/2034	900	927
Brixmor Operating Partnership LP 5.500% due 02/15/2034	400	405
Brown & Brown, Inc. 5.650% due 06/11/2034	600	617
Cantor Fitzgerald LP 7.200% due 12/12/2028	500	531
CBRE Services, Inc. 4.800% due 06/15/2030	500	502
Citigroup, Inc. 4.412% due 03/31/2031	300	297
Citizens Financial Group, Inc. 6.645% due 04/25/2035	1,300	1,402
CNO Global Funding 5.875% due 06/04/2027	1,200	1,233
Equinix, Inc. 2.500% due 05/15/2031	500	443
Equitable Holdings, Inc. 4.350% due 04/20/2028	400	399
Essex Portfolio LP 5.375% due 04/01/2035	200	203
F&G Global Funding 5.875% due 06/10/2027	600	614
Ford Motor Credit Co. LLC
2.900% due 02/16/2028	200	188
3.815% due 11/02/2027	200	193
5.800% due 03/05/2027	1,500	1,512
5.800% due 03/08/2029	700	702
GA Global Funding Trust 5.200% due 12/09/2031	500	501
Goldman Sachs Group, Inc. 5.727% due 04/25/2030	4,100	4,269
Hanover Insurance Group, Inc. 2.500% due 09/01/2030	1,600	1,425
Healthpeak OP LLC 3.500% due 07/15/2029	1,300	1,256
Host Hotels & Resorts LP 5.500% due 04/15/2035	300	297

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

HPS Corporate Lending Fund 5.300% due 06/05/2027	500	501
Jackson National Life Global Funding
5.315% due 01/14/2028 ~	100	100
5.350% due 01/13/2030	300	309
Jefferies Financial Group, Inc. 6.200% due 04/14/2034	1,400	1,465
JPMorgan Chase & Co. 5.103% due 04/22/2031	1,800	1,845
Kilroy Realty LP 6.250% due 01/15/2036	200	199
LPL Holdings, Inc. 4.900% due 04/03/2028	200	202
LXP Industrial Trust 6.750% due 11/15/2028	600	636
Morgan Stanley
5.123% due 02/01/2029	1,000	1,018
5.192% due 04/17/2031	1,100	1,128
5.656% due 04/18/2030	500	519
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027	1,700	1,690
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028	1,700	1,507
NLG Global Funding 5.400% due 01/23/2030	500	515
Oaktree Specialty Lending Corp. 6.340% due 02/27/2030	200	198
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	600	603
RGA Global Funding 5.050% due 12/06/2031	400	401
Sammons Financial Group, Inc. 6.875% due 04/15/2034	600	644
SBA Tower Trust
1.884% due 07/15/2050	1,400	1,377
2.328% due 07/15/2052	1,700	1,608
Selective Insurance Group, Inc. 5.900% due 04/15/2035	200	205
Sixth Street Lending Partners 6.500% due 03/11/2029	300	310
State Street Corp. 4.834% due 04/24/2030	100	102
Stellantis Finance U.S., Inc. 5.750% due 03/18/2030	400	404
Synchrony Financial 5.450% due 03/06/2031	700	706
TPG Operating Group Co. 5.875% due 03/05/2034	600	624
U.S. Bancorp 5.046% due 02/12/2031	600	611
VICI Properties LP
4.750% due 04/01/2028	400	403
5.125% due 11/15/2031	200	200
Wells Fargo & Co.
2.393% due 06/02/2028	1,600	1,542
6.303% due 10/23/2029	1,000	1,057

		51,390

INDUSTRIALS 7.3%
Amcor Flexibles North America, Inc. 4.800% due 03/17/2028	500	504
American Airlines Pass-Through Trust
3.000% due 04/15/2030	718	680
3.150% due 08/15/2033	1,530	1,409
3.500% due 08/15/2033	364	330
Amgen, Inc. 5.250% due 03/02/2033	1,000	1,024
Bayer U.S. Finance LLC 6.125% due 11/21/2026	200	203
Boeing Co.
6.259% due 05/01/2027	300	309
6.298% due 05/01/2029	400	423
6.388% due 05/01/2031	400	430
6.528% due 05/01/2034	200	217
6.858% due 05/01/2054	300	329
7.008% due 05/01/2064	200	220
Booz Allen Hamilton, Inc. 3.875% due 09/01/2028	200	194
British Airways Pass-Through Trust
2.900% due 09/15/2036	665	601
3.350% due 12/15/2030	582	557
Broadcom, Inc.
3.137% due 11/15/2035	707	597
3.187% due 11/15/2036	500	415

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

Constellation Brands, Inc. 4.800% due 01/15/2029	300	303
Daimler Truck Finance North America LLC 2.000% due 12/14/2026	1,700	1,644
Dell International LLC 4.750% due 04/01/2028	300	304
Energy Transfer LP
4.950% due 05/15/2028	1,600	1,623
6.050% due 12/01/2026	900	919
FirstEnergy Pennsylvania Electric Co. 4.300% due 01/15/2029	1,400	1,388
GXO Logistics, Inc. 6.250% due 05/06/2029	1,400	1,462
HCA, Inc. 5.750% due 03/01/2035	1,900	1,955
HF Sinclair Corp. 5.750% due 01/15/2031	400	410
Hyundai Capital America 5.509% due 08/04/2025	1,300	1,301
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050	2,100	1,497
JetBlue Pass-Through Trust 2.750% due 11/15/2033	1,190	1,045
Kinder Morgan, Inc. 5.150% due 06/01/2030	1,000	1,021
Kraft Heinz Foods Co. 5.200% due 03/15/2032	200	204
Las Vegas Sands Corp.
5.625% due 06/15/2028	400	408
5.900% due 06/01/2027	1,500	1,533
Marriott International, Inc. 5.100% due 04/15/2032	400	405
Mars, Inc. 5.000% due 03/01/2032	600	608
Marvell Technology, Inc. 5.750% due 02/15/2029	925	963
Meta Platforms, Inc. 5.400% due 08/15/2054	200	195
Microchip Technology, Inc. 4.900% due 03/15/2028	200	202
MPLX LP 5.400% due 04/01/2035	500	497
Occidental Petroleum Corp. 6.200% due 03/15/2040	400	392
Oracle Corp.
3.850% due 04/01/2060	1,300	897
4.800% due 08/03/2028	300	305
PayPal Holdings, Inc. 5.100% due 04/01/2035	300	301
Philip Morris International, Inc. 5.125% due 02/13/2031	1,000	1,030
Regeneron Pharmaceuticals, Inc. 1.750% due 09/15/2030	1,600	1,390
Sodexo, Inc. 5.150% due 08/15/2030	200	203
Southern Co. 3.700% due 04/30/2030	1,400	1,355
Spirit Airlines Pass-Through Trust 3.375% due 08/15/2031	125	111
Sutter Health 5.213% due 08/15/2032	800	822
Synopsys, Inc. 4.850% due 04/01/2030	300	304
Sysco Corp. 5.100% due 09/23/2030	200	205
TD SYNNEX Corp. 6.100% due 04/12/2034	500	527
Tyson Foods, Inc.
5.400% due 03/15/2029	300	309
5.700% due 03/15/2034	300	311
United Airlines Pass-Through Trust
2.700% due 11/01/2033	1,438	1,288
3.100% due 01/07/2030	846	809
4.150% due 02/25/2033	855	821
VMware LLC 1.800% due 08/15/2028	1,800	1,666
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028	600	604
Williams Cos., Inc. 4.800% due 11/15/2029	600	607

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

Zimmer Biomet Holdings, Inc. 5.200% due 09/15/2034	200	201

		42,787

UTILITIES 6.5%
AES Corp. 5.450% due 06/01/2028	500	511
Alabama Power Co. 1.450% due 09/15/2030	1,100	954
Ameren Illinois Co. 1.550% due 11/15/2030	1,500	1,298
Appalachian Power Co. 2.700% due 04/01/2031	1,600	1,438
Avangrid, Inc. 3.800% due 06/01/2029	1,100	1,075
CenterPoint Energy Houston Electric LLC 4.800% due 03/15/2030	200	204
DTE Energy Co. 5.200% due 04/01/2030	500	512
Duke Energy Carolinas LLC 2.550% due 04/15/2031	1,600	1,451
Entergy Mississippi LLC 5.000% due 09/01/2033	800	802
Evergy Kansas Central, Inc.
4.700% due 03/13/2028	100	101
5.250% due 03/15/2035	300	304
Eversource Energy 5.450% due 03/01/2028	300	308
Florida Power & Light Co. 3.700% due 12/01/2047	1,300	990
Georgia Power Co. 3.250% due 03/15/2051	1,500	1,030
Liberty Utilities Co. 5.577% due 01/31/2029	2,000	2,058
Louisville Gas & Electric Co. 5.450% due 04/15/2033	200	207
Massachusetts Electric Co. 1.729% due 11/24/2030	1,500	1,289
Narragansett Electric Co. 5.350% due 05/01/2034	600	609
New York State Electric & Gas Corp. 2.150% due 10/01/2031	1,700	1,459
NextEra Energy Capital Holdings, Inc. 3.550% due 05/01/2027	1,500	1,480
Northern States Power Co. 2.250% due 04/01/2031	1,600	1,442
Pacific Gas & Electric Co.
4.400% due 03/01/2032	1,700	1,596
4.550% due 07/01/2030	1,500	1,465
5.550% due 05/15/2029	500	508
6.100% due 01/15/2029	1,200	1,244
6.950% due 03/15/2034	600	646
PacifiCorp
5.450% due 02/15/2034	600	609
7.375% due 09/15/2055	400	417
Pinnacle West Capital Corp. 5.214% due 06/10/2026 ~	700	701
Public Service Enterprise Group, Inc. 5.450% due 04/01/2034	300	307
Puget Energy, Inc. 5.725% due 03/15/2035	600	604
San Diego Gas & Electric Co. 2.950% due 08/15/2051	1,700	1,071
Southern California Edison Co.
2.250% due 06/01/2030	1,500	1,318
3.700% due 08/01/2025	1,600	1,598
4.700% due 06/01/2027	1,500	1,506
Southwest Gas Corp. 4.050% due 03/15/2032	1,800	1,711
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,400	1,388
System Energy Resources, Inc. 5.300% due 12/15/2034	400	395
Virginia Electric & Power Co. 3.750% due 05/15/2027	1,500	1,490

		38,096

Total Corporate Bonds & Notes (Cost $136,983)		132,273

MUNICIPAL BONDS & NOTES 0.4%
ILLINOIS 0.2%
Sales Tax Securitization Corp. Illinois Revenue Bonds, Series 2020 3.057% due 01/01/2034	1,400	1,229

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

NEW YORK 0.0%
New York City, New York General Obligation Bonds, Series 2025 6.385% due 02/01/2055	100	104

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031	1,000	902

Total Municipal Bonds & Notes (Cost $2,500)		2,235

U.S. GOVERNMENT AGENCIES 38.0%
Fannie Mae
4.496% due 12/25/2036 •	35	34
4.735% due 12/25/2042 ~	111	111
5.130% due 12/25/2047 •	1,142	1,143
5.275% due 08/25/2054 •	1,319	1,322
5.697% due 07/01/2044	17	18
6.275% due 01/01/2035 •	29	29
6.500% due 06/25/2044	19	19
6.782% due 05/25/2035 ~	15	16
6.798% due 04/01/2041 •	4	4
7.018% due 05/01/2038 •	188	196
7.310% due 09/01/2035 •	3	3
Freddie Mac
2.862% due 07/25/2054 ~	1,800	1,689
4.000% due 06/01/2030 - 04/01/2048	429	415
4.500% due 02/01/2029	21	21
5.000% due 12/01/2039 - 07/01/2040	27	28
5.168% due 08/15/2036 •	248	249
5.255% due 04/25/2055 •	668	667
5.500% due 12/01/2036 - 07/01/2039	241	249
5.599% due 02/25/2045	39	37
6.000% due 11/01/2029 - 08/01/2038	796	832
7.087% due 07/01/2030 •	3	3
8.000% due 06/15/2030	52	55
Ginnie Mae
3.000% due 03/20/2052	9,659	8,555
4.000% due 09/15/2049 - 02/15/2050	141	133
4.500% due 04/20/2048 - 12/20/2053	2,423	2,335
4.625% due 07/20/2027 - 07/20/2030 •	19	20
4.750% due 12/20/2029 •	28	28
4.875% due 05/20/2027 - 06/20/2027 •	8	9
4.880% due 07/20/2062 ~	80	80
4.893% due 06/20/2065 •	277	278
4.906% due 02/20/2067 •	138	138
4.961% due 10/20/2062 •	659	661
5.000% due 07/20/2027 •	16	16
5.000% due 07/15/2034 - 07/20/2049	1,715	1,713
5.046% due 07/20/2065 - 10/20/2065 •	1,014	1,015
5.096% due 11/20/2065 •	36	36
5.196% due 08/20/2066 •	401	402
5.246% due 05/20/2066 - 07/20/2066 •	1,162	1,165
5.346% due 04/20/2066 •	153	154
5.366% due 07/20/2065 •	571	573
5.625% due 02/20/2027 •	4	4
5.656% due 11/20/2067	777	789
Ginnie Mae, TBA 4.000% due 08/01/2055	18,500	17,200
Tennessee Valley Authority
1.500% due 09/15/2031	1,700	1,461
4.875% due 05/15/2035	3,500	3,581
Uniform Mortgage-Backed Security
2.500% due 12/01/2032	647	625
3.000% due 02/01/2052 - 07/01/2052	54,970	47,683
3.500% due 01/01/2026 - 05/01/2035	4,495	4,416
4.000% due 03/01/2026 - 06/01/2049	661	632
4.500% due 09/01/2030 - 12/01/2040	193	193
5.000% due 04/01/2053 - 06/01/2053	19,285	18,953
5.500% due 11/01/2032 - 02/01/2040	608	624
6.000% due 10/01/2032 - 01/01/2039	633	663
6.500% due 07/01/2031 - 10/01/2037	4	4
Uniform Mortgage-Backed Security, TBA
2.000% due 07/01/2055	16,100	12,749
3.000% due 07/01/2055	16,600	14,366
4.000% due 08/01/2055	3,300	3,068
4.500% due 08/01/2055	45,850	43,841
5.000% due 08/01/2055	16,300	15,966
5.500% due 08/01/2055	5,700	5,695

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

6.000% due 08/01/2055	5,600	5,686

Total U.S. Government Agencies (Cost $228,467)		222,650

U.S. TREASURY OBLIGATIONS 54.0%
U.S. Treasury Bonds
1.375% due 11/15/2040	18,900	12,047
1.875% due 02/15/2041	1,100	757
2.000% due 11/15/2041	700	482
2.250% due 05/15/2041	6,300	4,577
2.375% due 02/15/2042	1,700	1,237
2.500% due 02/15/2045	880	620
2.750% due 11/15/2042	700	533
2.750% due 08/15/2047	2,600	1,854
2.875% due 05/15/2043 (h)	1,800	1,388
3.000% due 05/15/2042	400	320
3.000% due 05/15/2045	12,810	9,816
3.000% due 02/15/2048	2,600	1,933
3.000% due 08/15/2048	3,600	2,664
3.125% due 02/15/2043 (h)	2,400	1,931
3.125% due 08/15/2044	1,200	947
3.250% due 05/15/2042	7,600	6,290
3.375% due 08/15/2042 (f)	26,700	22,419
3.375% due 05/15/2044	500	411
3.625% due 08/15/2043	2,300	1,979
3.625% due 02/15/2044	1,500	1,285
3.750% due 11/15/2043	1,300	1,136
3.875% due 05/15/2043	9,200	8,220
4.000% due 11/15/2042	5,300	4,837
4.125% due 08/15/2044	5,300	4,857
4.375% due 08/15/2043 (f)	14,700	14,016
4.500% due 02/15/2044	3,700	3,576
4.500% due 11/15/2054	3,600	3,432
4.625% due 11/15/2044 (f)	17,900	17,528
4.625% due 05/15/2054	1,900	1,846
4.625% due 02/15/2055 (f)	8,400	8,179
4.750% due 02/15/2041	160	162
4.750% due 02/15/2045 (f)	5,300	5,274
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2032	6,249	5,666
0.625% due 07/15/2032	7,618	7,108
1.125% due 01/15/2033	10,844	10,367
1.250% due 04/15/2028	6,844	6,833
1.750% due 01/15/2034	15,548	15,420
2.375% due 10/15/2028	2,199	2,282
U.S. Treasury Notes
1.250% due 04/30/2028 (h)	2,700	2,524
1.250% due 09/30/2028	2,600	2,406
1.500% due 11/30/2028	4,800	4,462
2.375% due 03/31/2029	5,800	5,528
2.875% due 08/15/2028	2,600	2,537
3.250% due 06/30/2029	4,900	4,811
3.500% due 04/30/2028	4,500	4,476
3.625% due 03/31/2030	2,600	2,582
3.750% due 05/31/2030	2,600	2,595
3.750% due 06/30/2030	3,100	3,093
3.875% due 09/30/2029	12,600	12,661
4.000% due 06/30/2028 (h)	1,900	1,917
4.000% due 02/28/2030	2,600	2,626
4.000% due 02/15/2034 (f)	40,600	40,189
4.125% due 07/31/2028	1,900	1,923
4.125% due 08/31/2030	3,700	3,754
4.375% due 11/30/2030	7,200	7,388
4.625% due 09/30/2028	4,600	4,728
4.625% due 09/30/2030	3,600	3,736
4.875% due 10/31/2028	2,600	2,694
4.875% due 10/31/2030	3,600	3,780
U.S. Treasury STRIPS
0.000% due 05/15/2041 (a)	30	14
0.000% due 08/15/2041 (a)	370	168
0.000% due 11/15/2041 (a)	180	81
0.000% due 02/15/2042 (a)	380	168
0.000% due 05/15/2042 (a)	270	117
0.000% due 08/15/2042 (a)	1,970	844
0.000% due 11/15/2042 (a)	450	190

Total U.S. Treasury Obligations (Cost $338,138)		316,221

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.5%
Angel Oak Mortgage Trust 6.197% due 01/25/2069 þ	586	592
BAMLL Commercial Mortgage Securities Trust 5.476% due 09/15/2038	1,800	1,721
Banc of America Funding Trust 5.490% due 05/25/2035 ~	73	68

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

BANK
3.432% due 05/15/2062	555	545
3.504% due 03/15/2064 ~	1,500	1,380
Bayview MSR Opportunity Master Fund Trust 3.000% due 11/25/2051 ~	1,339	1,141
BBCCRE Trust 3.966% due 08/10/2033	2,300	2,127
Bear Stearns Adjustable Rate Mortgage Trust
4.725% due 02/25/2036 ~	16	12
6.575% due 04/25/2033 ~	18	18
7.105% due 01/25/2035 ~	166	170
Bear Stearns ALT-A Trust
4.905% due 09/25/2035 ~	82	47
5.467% due 05/25/2035 ~	288	275
BMO Mortgage Trust 6.526% due 05/15/2057 ~	1,200	1,275
BWAY Mortgage Trust 5.676% due 09/15/2036 •	1,800	1,738
BX Commercial Mortgage Trust 5.156% due 10/15/2036 •	506	506
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 ~	1,401	1,248
5.605% due 06/25/2055 •	1,367	1,371
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.664% due 10/25/2035	130	126
Citigroup Commercial Mortgage Trust 5.606% due 10/15/2036 •	1,700	1,691
Citigroup Mortgage Loan Trust 7.230% due 10/25/2035 •	24	25
Citigroup Mortgage Loan Trust, Inc. 6.180% due 09/25/2035 •	88	86
Colony Mortgage Capital Ltd. 5.805% due 11/15/2038 •	1,409	1,384
Countrywide Home Loan Mortgage Pass-Through Trust
6.662% due 02/20/2036 •	39	34
Credit Suisse Commercial Mortgage Trust 5.493% due 06/15/2034 •	130	126
Credit Suisse First Boston Mortgage Securities Corp. 4.217% due 09/25/2033 ~	332	335
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.000% due 11/25/2056 ~	1,139	974
3.850% due 09/25/2057 ~	1,419	1,377
5.826% due 07/15/2038	1,900	1,715
Cross Mortgage Trust 6.272% due 06/25/2069 þ	1,419	1,436
DOLP Trust 2.956% due 05/10/2041	1,900	1,694
Extended Stay America Trust 5.506% due 07/15/2038 •	3,946	3,949
GCAT Trust 3.000% due 04/25/2052 ~	1,314	1,117
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	1,223	998
GS Mortgage-Backed Securities Trust
2.500% due 04/25/2052 ~	1,200	980
3.000% due 08/26/2052 ~	1,625	1,387
HomeBanc Mortgage Trust 4.934% due 03/25/2035 •	703	570
Hundred Acre Wood Trust 5.000% due 10/25/2051 •	1,167	1,086
IndyMac Adjustable Rate Mortgage Trust 6.636% due 01/25/2032 ~	2	2
IndyMac INDX Mortgage Loan Trust 3.961% due 11/25/2035 ~	463	439
JP Morgan Chase Commercial Mortgage Securities Trust
5.569% due 06/15/2035 •	1,454	1,256
5.809% due 12/15/2031	469	467
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	1,383	1,129
3.000% due 01/25/2052 ~	1,256	1,070
3.000% due 03/25/2052 ~	1,363	1,166
3.500% due 09/25/2052 ~	1,372	1,212
JPMBB Commercial Mortgage Securities Trust 3.358% due 11/15/2048	105	105
KREST Commercial Mortgage Securities Trust 2.558% due 11/05/2044	1,700	1,325
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,500	1,419
MFA Trust 2.479% due 03/25/2065 ~	234	226
Morgan Stanley Capital Trust 3.436% due 12/15/2049	610	604
Morgan Stanley Mortgage Loan Trust 6.075% due 06/25/2036 ~	793	777
Natixis Commercial Mortgage Securities Trust 5.526% due 08/15/2038 •	1,700	1,644

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

OBX Trust
2.500% due 10/25/2051 ~	1,333	1,088
3.000% due 02/25/2052 ~	1,266	1,078
One New York Plaza Trust 5.376% due 01/15/2036 •	1,500	1,459
Prime Mortgage Trust 4.834% due 02/25/2034 •	15	14
PRPM LLC 3.750% due 03/25/2054 þ	819	798
Residential Funding Mortgage Securities, Inc. Trust 6.097% due 02/25/2036 ~	65	61
Sequoia Mortgage Trust 5.072% due 04/19/2027 •	49	48
SFO Commercial Mortgage Trust 5.576% due 05/15/2038 •	1,000	996
SREIT Trust 5.126% due 10/15/2038 •	1,700	1,695
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	144	139
Structured Asset Mortgage Investments Trust 5.092% due 09/19/2032 •	11	10
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	1,144	1,099
4.518% due 10/25/2064 ~	1,356	1,355
UWM Mortgage Trust
2.500% due 11/25/2051 ~	1,796	1,461
2.500% due 12/25/2051 ~	1,261	1,026
3.000% due 01/25/2052 ~	1,442	1,227
5.000% due 09/25/2051 •	1,312	1,220
5.000% due 11/25/2051 •	1,328	1,238
VASA Trust 5.326% due 07/15/2039	1,900	1,848
WaMu Mortgage Pass-Through Certificates Trust 5.014% due 10/25/2045 •	60	60
Wells Fargo Commercial Mortgage Trust 3.874% due 06/15/2036 ~	1,500	1,368

Total Non-Agency Mortgage-Backed Securities (Cost $72,278)		67,453

ASSET-BACKED SECURITIES 4.5%
AUTOMOBILE SEQUENTIAL 1.6%
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	2,000	2,094
Enterprise Fleet Financing LLC 5.740% due 12/20/2026	1,486	1,493
FCCU Auto Receivables Trust 5.460% due 04/15/2030	500	512
Flagship Credit Auto Trust 5.640% due 03/15/2028	1,033	1,036
GLS Auto Select Receivables Trust 5.580% due 06/17/2030	539	544
Hyundai Auto Lease Securitization Trust 5.800% due 12/15/2026	974	978
Octane Receivables Trust 5.880% due 06/20/2031	257	257
SBNA Auto Lease Trust 6.510% due 04/20/2027	1,237	1,243
Veros Auto Receivables Trust 7.120% due 11/15/2028	31	31
Volkswagen Auto Lease Trust 5.810% due 10/20/2026	1,160	1,165
VStrong Auto Receivables Trust 5.790% due 08/16/2027	75	75

		9,428

CMBS OTHER 1.3%
BDS LLC 6.121% due 03/19/2039	2,067	2,072
FS Rialto Issuer LLC 6.202% due 01/19/2039 •	640	642
MF1 LLC
6.055% due 03/19/2039 •	1,200	1,205
6.468% due 06/19/2037 •	2,737	2,739
6.953% due 09/17/2037 •	1,112	1,116

		7,774

CREDIT CARD OTHER 0.2%
Synchrony Card Funding LLC 5.740% due 10/15/2029	1,400	1,426

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

HOME EQUITY OTHER 0.2%
EMC Mortgage Loan Trust 5.174% due 05/25/2040 •	195	194
Fremont Home Loan Trust 4.494% due 01/25/2037 •	37	17
Morgan Stanley IXIS Real Estate Capital Trust 4.534% due 11/25/2036	12	4
Securitized Asset-Backed Receivables LLC Trust 4.554% due 12/25/2036 •	548	118
Structured Asset Investment Loan Trust
5.334% due 09/25/2034 •	130	125
5.559% due 07/25/2033 •	721	714

		1,172

OTHER ABS 1.2%
Lendmark Funding Trust 1.900% due 11/20/2031	1,700	1,630
Mariner Finance Issuance Trust 1.860% due 03/20/2036	1,700	1,647
Mosaic Solar Loan Trust 2.640% due 01/20/2053	1,079	928
Navient Private Education Loan Trust 5.876% due 07/16/2040 •	543	546
SMB Private Education Loan Trust 5.403% due 06/17/2052 •	868	863
Sunrun Demeter Issuer LLC 2.270% due 01/30/2057	1,390	1,232

		6,846

Total Asset-Backed Securities (Cost $27,142)		26,646

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.4%
CoBank ACB 7.250% due 07/01/2029 (c)	2,200,000	2,265

Total Preferred Securities (Cost $2,201)		2,265

SHORT-TERM INSTRUMENTS 0.1%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (e)	526,515	527

Total Short-Term Instruments (Cost $527)		527

Total Investments in Securities (Cost $808,236)		770,270

INVESTMENTS IN AFFILIATES 3.0%
MUTUAL FUNDS 2.8%
PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund (d)	335,700	16,466

Total Mutual Funds (Cost $16,442)		16,466

SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	138,081	1,345

Total Short-Term Instruments (Cost $1,344)		1,345

Total Investments in Affiliates (Cost $17,786)		17,811

Total Investments 134.5% (Cost $826,022)		$788,081
Financial Derivative Instruments (g)(i) (0.2)%(Cost or Premiums, net $2,801)		(1,099)
Other Assets and Liabilities, net (34.3)%		(201,123)

Net Assets 100.0%		$585,859

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal amount of security is adjusted for inflation.
(c)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(d)	Institutional Class Shares of each Fund.
(e)	Coupon represents a 7-Day Yield.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	4.450%	06/09/2025	07/14/2025	$(27,024)	$(27,097)
DEU	4.420	06/24/2025	07/02/2025	(2,551)	(2,553)
JPS	4.420	06/04/2025	07/02/2025	(5,546)	(5,565)
4.460	06/24/2025	07/02/2025	(5,326)	(5,331)
STR	4.480	07/01/2025	07/02/2025	(53,961)	(53,961)
4.490	06/30/2025	07/01/2025	(53,704)	(53,710)

Total Reverse Repurchase Agreements	$(148,217)

(f)	Securities with an aggregate market value of $95,178 have been pledged as collateral under the terms of master agreements as of June 30, 2025.
(1)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(101,164) at a weighted average interest rate of 4.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$110.750	07/25/2025	7	$7	$(2)	$(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	113.250	07/25/2025	7	7	(2)	(2)

$(4)	$(3)

OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note August Futures	$109.000	07/25/2025	17	$17	$(7)	$(1)
Put - CBOE U.S. Treasury 10-Year Note August Futures	109.500	07/25/2025	18	18	(6)	(1)
Call - CBOE U.S. Treasury 10-Year Note August Futures	112.500	07/25/2025	35	35	(13)	(18)

$(26)	$(20)

Total Written Options	$(30)	$(23)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note September Futures	09/2025	28	$5,825	$21	$2	$0

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

U.S. Treasury 5-Year Note September Futures				09/2025	63	6,867	74		8	0
U.S. Treasury 10-Year Note September Futures				09/2025	870	97,549	1,841		272	0

							$1,936		$282	$0

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond September Futures				09/2025	530	$(60,561)	$(1,070)		$0	$(257)
U.S. Treasury Long-Term Bond September Futures				09/2025	223	(25,750)	(925)		0	(223)
U.S. Treasury Ultra Long-Term Bond September Futures				09/2025	300	(35,738)	(1,182)		0	(403)

							$(3,177)		$0	$(883)

Total Futures Contracts							$(1,241)		$282	$(883)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	12/20/2028	0.875%	$500	$62	$6	$68	$0	$(1)
Boeing Co.	1.000	Quarterly	06/20/2026	0.296	1,800	(9)	22	13	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.367	1,800	(12)	29	17	0	0
General Electric Co.	1.000	Quarterly	06/20/2026	0.089	1,800	12	4	16	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.107	1,700	23	(1)	22	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	0.490	630	125	(83)	42	0	0
General Motors Co.	5.000	Quarterly	06/20/2028	0.750	805	97	0	97	1	0
Hess Corp.	1.000	Quarterly	12/20/2026	0.170	1,600	(17)	37	20	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.312	1,700	39	(22)	17	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.416	300	0	5	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.462	100	0	2	2	0	0

						$320	$(1)	$319	$1	$(1)

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day USD-SOFR Compounded-OIS	1.788%	Annual	05/03/2027	$5,200	$(18)	$(163)	$(181)	$1	$0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	10,900	(41)	(246)	(287)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	2.850	Annual	08/29/2027	2,600	(13)	(59)	(72)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	7,600	(149)	67	(82)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,200	(2)	(18)	(20)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	6,760	40	(146)	(106)	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	3,000	310	35	345	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.604	Annual	08/15/2033	13,300	0	110	110	0	(42)
Receive	1-Day USD-SOFR Compounded-OIS	3.608	Annual	08/15/2033	7,100	0	56	56	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.609	Annual	08/15/2033	3,500	0	27	27	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.619	Annual	08/15/2033	4,500	0	32	32	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	500	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	600	(3)	(6)	(9)	0	(2)

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,000	(5)	6	1	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	1,200	(6)	5	(1)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	900	(4)	8	4	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	1,300	(5)	(39)	(44)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	10,200	51	(140)	(89)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	1,200	(4)	(20)	(24)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	2,300	(7)	(17)	(24)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	1,200	(5)	(5)	(10)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	1,180	(7)	10	3	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	800	(3)	15	12	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,700	(6)	28	22	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	1,700	(6)	37	31	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,000	(4)	21	17	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	1,800	(7)	36	29	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	1,800	(6)	33	27	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	700	(3)	19	16	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	500	(2)	23	21	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	200	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	1,100	(5)	48	43	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	650	(2)	(9)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	800	(3)	(11)	(14)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	800	(3)	(9)	(12)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	600	(2)	(9)	(11)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,500	(4)	(31)	(35)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,300	(4)	(22)	(26)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	500	(1)	(7)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	12,700	2,532	2,341	4,873	0	(70)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	3,300	0	(17)	(17)	0	(27)
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055	1,000	0	19	19	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	800	0	11	11	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	2,300	0	20	20	0	(19)

						$2,599	$2,042	$4,641	$6	$(395)

Total Swap Agreements						$2,919	$2,041	$4,960	$7	$(396)

(h)	Securities with an aggregate market value of $5,968 and cash of $6,139 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

(i)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	1,600	$(5)	$(15)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	1,600	(5)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	1,200	(4)	(6)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	1,200	(4)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	900	(3)	(3)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	900	(3)	(2)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	1,600	(5)	(17)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	1,600	(5)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	1,100	(4)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	1,100	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	300	(1)	(1)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	1,700	(6)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	1,700	(6)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	1,600	(6)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	1,600	(6)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	600	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	600	(2)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	1,400	(4)	(9)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	1,400	(4)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.545	07/28/2025	1,000	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.895	07/28/2025	1,000	(3)	(2)

Total Written Options							$(88)	$(86)

(1)					Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0	$51,390	$0	$51,390
Industrials				0	42,787	0	42,787
Utilities				0	38,096	0	38,096
Municipal Bonds & Notes
Illinois				0	1,229	0	1,229
New York				0	104	0	104
West Virginia				0	902	0	902
U.S. Government Agencies				0	222,650	0	222,650
U.S. Treasury Obligations				0	316,221	0	316,221
Non-Agency Mortgage-Backed Securities				0	67,453	0	67,453

Schedule of Investments PIMCO Total Return Fund II (Cont.)	June 30, 2025 (Unaudited)

Asset-Backed Securities
Automobile Sequential	0	9,428	0	9,428
CMBS Other	0	7,774	0	7,774
Credit Card Other	0	1,426	0	1,426
Home Equity Other	0	1,172	0	1,172
Other ABS	0	6,846	0	6,846
Preferred Securities
Banking & Finance	0	2,265	0	2,265
Short-Term Instruments
Mutual Funds	0	527	0	527

	$0	$770,270	$0	$770,270
Investments in Affiliates, at Value
Mutual Funds	16,466	0	0	16,466
Short-Term Instruments
Central Funds Used for Cash Management Purposes	1,345	0	0	1,345

	$17,811	$0	$0	$17,811

Total Investments	$17,811	$770,270	$0	$788,081

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$289	$0	$289

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1,302)	0	(1,302)
Over the counter	0	(86)	0	(86)

	$0	$(1,388)	$0	$(1,388)

Total Financial Derivative Instruments	$0	$(1,099)	$0	$(1,099)

Totals	$17,811	$769,171	$0	$786,982

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Total Return Fund IV	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 125.3% ¤
CORPORATE BONDS & NOTES 46.9%
BANKING & FINANCE 25.1%
ABN AMRO Bank NV 4.718% due 01/22/2027		$600	$606
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031		600	592
AerCap Ireland Capital DAC
2.450% due 10/29/2026		500	487
3.650% due 07/21/2027		200	197
6.100% due 01/15/2027		300	307
Air Lease Corp. 5.300% due 06/25/2026		600	604
Aircastle Ltd.
2.850% due 01/26/2028		300	286
6.500% due 07/18/2028		200	209
Ally Financial, Inc. 6.848% due 01/03/2030 •		400	422
American Express Co. 6.338% due 10/30/2026 •		500	503
American Tower Corp. 3.900% due 05/16/2030	EUR	600	732
Athene Global Funding
5.339% due 01/15/2027		$500	506
5.583% due 01/09/2029		700	720
Aviation Capital Group LLC
5.125% due 04/10/2030		600	606
5.375% due 07/15/2029		100	102
Avolon Holdings Funding Ltd.
5.750% due 03/01/2029		500	514
6.375% due 05/04/2028		500	522
Banco Santander SA 5.552% due 03/14/2028 •		400	407
Bank of America Corp.
3.559% due 04/23/2027 •		100	99
3.974% due 02/07/2030 •		500	492
4.376% due 04/27/2028 •		500	500
5.202% due 04/25/2029 •		800	818
5.933% due 09/15/2027 •		600	611
6.204% due 11/10/2028 •		800	833
Barclays PLC
5.887% due 03/12/2028 ~		500	504
6.278% due 09/13/2027 ~		400	406
7.437% due 11/02/2033 •		600	681
BGC Group, Inc.
6.150% due 04/02/2030		600	609
6.600% due 06/10/2029		600	622
BNP Paribas SA
5.283% due 11/19/2030 •		600	612
5.497% due 05/20/2030 •		500	514
BPCE SA
5.716% due 01/18/2030 •		500	515
5.876% due 01/14/2031 •		600	623
6.714% due 10/19/2029 •		500	530
Brown & Brown, Inc. 4.700% due 06/23/2028		600	605
Cantor Fitzgerald LP 7.200% due 12/12/2028		500	531
Capital One Financial Corp. 5.700% due 02/01/2030 •		300	310
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		1,200	1,151
Charles Schwab Corp. 6.196% due 11/17/2029 •		200	212
Citadel Securities Global Holdings LLC 5.500% due 06/18/2030		600	607
Citibank NA
5.488% due 12/04/2026		400	406
5.864% due 09/29/2025		300	301
Citigroup, Inc.
5.174% due 02/13/2030 •		100	102
5.809% (US0003M + 1.250%) due 07/01/2026 ~		1,000	1,000
Consumers Securitization Funding LLC 5.210% due 09/01/2031		500	514

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		500	516
5.500% due 07/18/2025		400	400
5.564% due 02/28/2029 •		300	309
Corebridge Global Funding 5.750% due 07/02/2026		100	101
Credit Agricole SA
5.266% due 03/11/2027 ~		500	501
6.316% due 10/03/2029 •		300	315
Crown Castle, Inc.
3.800% due 02/15/2028		500	491
5.600% due 06/01/2029		100	103
Deutsche Bank AG 6.819% due 11/20/2029 •		500	534
Equitable Financial Life Global Funding 5.000% due 03/27/2030		600	609
European Union 2.875% due 10/05/2029	EUR	1,200	1,442
Ford Motor Credit Co. LLC
5.800% due 03/05/2027		$200	202
5.875% due 11/07/2029		600	602
7.350% due 11/04/2027		300	312
FS KKR Capital Corp. 6.875% due 08/15/2029		700	718
General Motors Financial Co., Inc. 5.711% due 05/08/2027 ~		500	499
Goldman Sachs Bank USA 5.125% due 05/21/2027 ~		600	602
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		100	99
4.692% due 10/23/2030 •		600	602
5.049% due 07/23/2030 •		400	407
6.294% (US0003M + 1.750%) due 10/28/2027 ~		900	915
Golub Capital BDC, Inc. 7.050% due 12/05/2028		500	525
HSBC Holdings PLC
2.013% due 09/22/2028 •		400	379
5.130% due 03/03/2031 •		600	608
7.390% due 11/03/2028 •		1,000	1,062
Hudson Pacific Properties LP 4.650% due 04/01/2029		500	450
ING Groep NV
4.017% due 03/28/2028 •		800	795
5.066% due 03/25/2031 •		800	814
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		1,200	1,172
4.005% due 04/23/2029 •		100	99
4.603% due 10/22/2030 •		600	602
5.280% due 07/22/2028 ~		200	201
5.299% due 07/24/2029 •		500	513
5.552% due 01/23/2028 ~		100	101
6.070% due 10/22/2027 •		500	511
JPMorgan Chase Bank NA 5.391% due 12/08/2026 ~		500	504
Kilroy Realty LP 6.250% due 01/15/2036		300	299
Lloyds Banking Group PLC
5.087% due 11/26/2028 •		200	203
5.434% due 11/26/2028 ~		200	200
LPL Holdings, Inc. 5.200% due 03/15/2030		600	610
LXP Industrial Trust 2.375% due 10/01/2031		300	253
Marsh & McLennan Cos., Inc. 5.061% due 11/08/2027 ~		300	301
MassMutual Global Funding
4.300% due 10/22/2027		600	602
5.050% due 12/07/2027		600	612
Mercury General Corp. 4.400% due 03/15/2027		500	496
Mitsubishi UFJ Financial Group, Inc. 5.197% due 01/16/2031 •		600	615
Morgan Stanley
4.654% due 10/18/2030 •		600	601
5.123% due 02/01/2029 •		500	509
5.367% due 04/13/2028 ~		900	905
5.449% due 07/20/2029 •		500	514
5.652% due 04/13/2028 •		300	307
5.656% due 04/18/2030 •		200	208
Morgan Stanley Bank NA 5.427% due 01/14/2028 ~		500	503
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		900	895
Mutual of Omaha Cos. Global Funding
5.000% due 04/01/2030		400	408
5.350% due 04/09/2027		300	305

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

5.450% due 12/12/2028		500	514
Nationwide Building Society 6.557% due 10/18/2027 •		500	513
NatWest Group PLC 5.583% due 03/01/2028 •		500	509
NatWest Markets PLC 5.022% due 03/21/2030		900	914
New York Life Global Funding 4.927% due 01/16/2026 •		500	501
Newmark Group, Inc. 7.500% due 01/12/2029		500	529
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		200	191
6.448% due 09/13/2027 ~		500	494
Nomura Holdings, Inc. 2.172% due 07/14/2028		100	93
Northwestern Mutual Global Funding 4.900% due 06/12/2028		500	510
Nuveen LLC 5.550% due 01/15/2030		500	521
Omega Healthcare Investors, Inc. 5.250% due 01/15/2026		1,400	1,401
Pacific Life Global Funding 4.500% due 08/28/2029		600	603
Piedmont Operating Partnership LP 3.150% due 08/15/2030		1,200	1,077
Pricoa Global Funding 4.650% due 08/27/2031		600	602
Principal Life Global Funding 4.950% due 11/27/2029		400	407
Prologis LP 4.200% due 02/15/2033	CAD	900	666
Protective Life Global Funding 5.467% due 12/08/2028		$500	518
Realty Income Corp. 3.375% due 06/20/2031	EUR	300	353
RGA Global Funding
5.448% due 05/24/2029		$100	103
5.500% due 01/11/2031		500	516
Royal Bank of Canada
4.875% due 01/19/2027		500	505
4.900% due 01/12/2028		300	306
Sabra Health Care LP 5.125% due 08/15/2026		600	601
Sammons Financial Group, Inc. 6.875% due 04/15/2034		600	644
Santander Holdings USA, Inc.
5.353% due 09/06/2030 •		200	204
5.741% due 03/20/2031 •		600	616
6.499% due 03/09/2029 •		300	313
Santander U.K. Group Holdings PLC 4.858% due 09/11/2030 •		475	475
SBA Tower Trust 2.328% due 07/15/2052		900	851
Sixth Street Lending Partners 6.125% due 07/15/2030		600	611
Societe Generale SA 1.792% due 06/09/2027 •		1,200	1,168
Standard Chartered PLC 6.750% due 02/08/2028 •		100	103
State Street Bank & Trust Co. 4.782% due 11/23/2029		250	255
Stifel Financial Corp. 4.000% due 05/15/2030		1,300	1,250
Sumitomo Mitsui Financial Group, Inc.
1.902% due 09/17/2028		900	836
5.240% due 04/15/2030		500	515
5.316% due 07/09/2029		600	618
Thames SSNM 9.750% due 10/10/2027 «	GBP	5	6
UBS AG 7.500% due 02/15/2028		$300	324
UBS Group AG
0.650% due 09/10/2029	EUR	1,200	1,293
4.194% due 04/01/2031 •		$300	294
5.428% due 02/08/2030 •		700	719
6.246% due 09/22/2029 •		500	525
6.442% due 08/11/2028 •		300	312
VICI Properties LP 5.625% due 04/01/2035		600	606
Wells Fargo & Co.
2.393% due 06/02/2028 •		500	482
3.526% due 03/24/2028 •		800	789
5.244% due 01/24/2031 •		600	616
6.303% due 10/23/2029 •		500	528

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

Wells Fargo Bank NA 5.466% due 12/11/2026 ~	500	504

		79,395

INDUSTRIALS 14.6%
Abu Dhabi National Energy Co. PJSC 4.375% due 10/09/2031	600	591
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029	300	299
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026	700	704
Altria Group, Inc. 4.875% due 02/04/2028	600	608
American Airlines Pass-Through Trust
3.200% due 12/15/2029	728	699
3.500% due 08/15/2033	947	858
Amrize Finance U.S. LLC 4.950% due 04/07/2030	400	406
AppLovin Corp. 5.125% due 12/01/2029	700	709
Arrow Electronics, Inc. 5.150% due 08/21/2029	600	609
BAT Capital Corp. 6.343% due 08/02/2030	500	539
Bayer U.S. Finance LLC
4.375% due 12/15/2028	1,600	1,585
6.375% due 11/21/2030	200	213
Beth Israel Lahey Health, Inc. 3.080% due 07/01/2051	900	557
BMW U.S. Capital LLC 5.050% due 03/21/2030	600	611
Boeing Co.
2.196% due 02/04/2026	500	492
5.930% due 05/01/2060	400	381
Broadcom, Inc. 5.050% due 07/12/2029	600	615
Canadian Natural Resources Ltd. 5.000% due 12/15/2029	300	303
CDW LLC 5.100% due 03/01/2030	600	605
Centene Corp.
2.500% due 03/01/2031	550	474
2.625% due 08/01/2031	150	129
3.000% due 10/15/2030	400	358
4.625% due 12/15/2029	500	487
Cheniere Energy Partners LP
3.250% due 01/31/2032	500	448
4.500% due 10/01/2029	200	198
Cheniere Energy, Inc. 5.650% due 04/15/2034	500	512
Cigna Group 5.000% due 05/15/2029	500	511
Constellation Brands, Inc. 4.800% due 01/15/2029	375	379
CVS Health Corp. 5.250% due 01/30/2031	400	409
Daimler Truck Finance North America LLC
5.000% due 01/15/2027	500	505
5.366% due 09/25/2027 ~	600	601
Delta Air Lines Pass-Through Trust 2.000% due 12/10/2029	841	792
DT Midstream, Inc. 5.800% due 12/15/2034	750	764
Energy Transfer LP
5.700% due 04/01/2035	600	611
6.100% due 12/01/2028	200	210
Equifax, Inc. 4.800% due 09/15/2029	600	605
Expand Energy Corp. 5.700% due 01/15/2035	300	305
Expedia Group, Inc. 3.250% due 02/15/2030	800	755
Fresenius Medical Care U.S. Finance, Inc. 1.875% due 12/01/2026	1,200	1,154
Greensaif Pipelines Bidco SARL
6.103% due 08/23/2042	200	200
6.129% due 02/23/2038	200	206
6.510% due 02/23/2042	300	311
Harbour Energy PLC 6.327% due 04/01/2035	600	597
Hyatt Hotels Corp.
5.250% due 06/30/2029	600	611
5.750% due 03/30/2032	600	616
Hyundai Capital America
1.800% due 01/10/2028	100	93

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

5.150% due 03/27/2030		600	607
5.250% due 01/08/2027		400	404
5.950% due 09/21/2026		500	508
6.500% due 01/16/2029		600	633
Illumina, Inc. 4.650% due 09/09/2026		500	501
Integris Baptist Medical Center, Inc. 3.875% due 08/15/2050		1,600	1,141
JetBlue Pass-Through Trust 2.750% due 11/15/2033		1,116	979
Marriott International, Inc. 5.550% due 10/15/2028		500	519
Mars, Inc. 5.200% due 03/01/2035		600	607
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028		600	605
4.800% due 01/11/2027		500	503
National Fuel Gas Co. 5.500% due 03/15/2030		600	617
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		1,100	1,057
Occidental Petroleum Corp. 5.200% due 08/01/2029		600	602
Oracle Corp.
4.800% due 08/03/2028		600	610
6.150% due 11/09/2029		300	320
Paramount Global 2.900% due 01/15/2027		100	97
Philip Morris International, Inc. 3.750% due 01/15/2031	EUR	500	609
Quest Diagnostics, Inc. 4.625% due 12/15/2029		$600	606
Roche Holdings, Inc. 4.790% due 03/08/2029		500	511
Snam SpA 5.750% due 05/28/2035		400	409
South Bow USA Infrastructure Holdings LLC 5.026% due 10/01/2029		600	602
Southern Co. 3.700% due 04/30/2030		1,000	968
Spirit Airlines Pass-Through Trust 4.100% due 10/01/2029		1,301	1,195
Stryker Corp.
3.375% due 09/11/2032	EUR	200	237
3.625% due 09/11/2036		300	352
Syensqo Finance America LLC 5.650% due 06/04/2029		$600	623
T-Mobile USA, Inc.
2.050% due 02/15/2028		100	95
4.800% due 07/15/2028		300	304
Thames Water Super Senior Issuer PLC 9.750% due 10/10/2027	GBP	5	7
Thames Water Utilities Finance PLC 6.500% due 02/09/2034		100	92
United Airlines Pass-Through Trust
2.700% due 11/01/2033		$908	814
3.450% due 06/01/2029		169	165
UnitedHealth Group, Inc. 4.250% due 01/15/2029		800	799
VMware LLC 1.800% due 08/15/2028		1,000	925
Volkswagen Group of America Finance LLC
5.050% due 03/27/2028		800	805
5.350% due 03/27/2030		600	611
Warnermedia Holdings, Inc. 3.755% due 03/15/2027		285	278
Zimmer Biomet Holdings, Inc. 5.350% due 12/01/2028		500	516

			46,058

UTILITIES 7.2%
AES Corp.
2.450% due 01/15/2031		200	175
5.450% due 06/01/2028		400	409
Alliant Energy Finance LLC 5.400% due 06/06/2027		600	608
Ameren Corp. 5.000% due 01/15/2029		500	509
Boston Gas Co. 3.001% due 08/01/2029		1,200	1,130
DTE Energy Co. 5.100% due 03/01/2029		500	510
Edison International 4.125% due 03/15/2028		200	193

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

Electricite de France SA 6.375% due 01/13/2055		500	502
Enel Finance International NV
1.625% due 07/12/2026		1,000	971
2.500% due 07/12/2031		1,000	878
Entergy Corp. 2.950% due 09/01/2026		2,700	2,656
EPH Financing International AS 6.651% due 11/13/2028	EUR	400	512
Exelon Corp. 5.150% due 03/15/2028		$500	511
Florida Power & Light Co. 5.050% due 04/01/2028		600	615
FORESEA Holding SA 7.500% due 06/15/2030		236	224
IPALCO Enterprises, Inc. 5.750% due 04/01/2034		300	302
Monongahela Power Co. 3.550% due 05/15/2027		1,400	1,380
New York State Electric & Gas Corp.
1.950% due 10/01/2030		1,200	1,030
2.150% due 10/01/2031		900	772
NorthWestern Corp. 5.073% due 03/21/2030		800	813
ONEOK, Inc.
3.250% due 06/01/2030		600	562
4.400% due 10/15/2029		300	298
6.500% due 09/01/2030		600	641
PacifiCorp 5.300% due 02/15/2031		900	927
PG&E Recovery Funding LLC 5.231% due 06/01/2042		600	597
Rio Oil Finance Trust 9.750% due 01/06/2027		708	733
San Diego Gas & Electric Co. 1.700% due 10/01/2030		500	435
SGSP Australia Assets Pty. Ltd. 3.250% due 07/29/2026		1,500	1,481
Southern California Edison Co.
2.250% due 06/01/2030		1,400	1,230
4.125% due 03/01/2048		100	73
4.875% due 02/01/2027		300	302
5.150% due 06/01/2029		100	101
Southern Gas Corridor CJSC 6.875% due 03/24/2026		500	507
Virginia Power Fuel Securitization LLC 5.088% due 05/01/2029		334	336

			22,923

Total Corporate Bonds & Notes (Cost $148,432)			148,376

MUNICIPAL BONDS & NOTES 0.8%
ARIZONA 0.1%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		350	363

LOUISIANA 0.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033		800	792

TEXAS 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041		400	404

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 2.951% due 06/01/2031		1,000	902

Total Municipal Bonds & Notes (Cost $2,550)			2,461

U.S. GOVERNMENT AGENCIES 49.4%
Fannie Mae
0.000% due 02/25/2033 •		2,164	1,927
3.000% due 10/25/2040		425	409
5.505% due 12/25/2053 •		530	532
6.679% due 01/01/2036 •		587	607
7.018% due 05/01/2038 •		321	333
Freddie Mac
4.608% due 10/15/2043 •		228	224
5.000% due 06/01/2028 - 12/01/2038		238	242
5.500% due 04/01/2038		70	72
5.505% due 02/25/2055 •		711	713

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

5.605% due 05/25/2054 •	793	788
Ginnie Mae
0.000% due 11/20/2039 (a)(b)	1,678	1,400
3.000% due 11/15/2049	474	421
4.000% due 09/15/2049	244	229
4.789% due 05/20/2047 •	409	395
4.883% due 04/20/2065 •	87	87
4.906% due 02/20/2067 •	340	341
4.916% due 06/20/2067 •	80	80
5.000% due 05/15/2047 - 09/15/2047	71	70
5.066% due 09/20/2065 •	845	845
5.102% due 01/20/2073 •	492	494
5.182% due 03/20/2073 •	576	579
5.196% due 08/20/2066 - 08/20/2067 •	1,349	1,354
5.202% due 11/20/2073 •	998	1,004
5.227% due 06/20/2067 •	1,461	1,480
5.246% due 05/20/2066 - 06/20/2066 •	1,331	1,334
5.322% due 12/20/2072 •	405	410
5.352% due 12/20/2073 •	496	498
5.442% due 11/20/2072 •	696	707
Ginnie Mae, TBA
4.000% due 07/01/2055	2,900	2,697
4.500% due 07/01/2055	3,100	2,968
5.000% due 07/01/2055 - 08/01/2055	3,300	3,241
6.000% due 08/01/2055	1,800	1,825
Uniform Mortgage-Backed Security
3.000% due 06/01/2029 - 09/01/2052	37,375	32,411
3.500% due 03/01/2048	60	55
4.000% due 11/01/2047 - 10/01/2052	2,451	2,317
4.500% due 01/01/2041 - 05/01/2053	608	585
5.000% due 05/01/2053 - 09/01/2053	3,009	2,961
5.500% due 02/01/2036 - 01/01/2055	1,714	1,716
6.000% due 10/01/2053 - 06/01/2054	829	844
Uniform Mortgage-Backed Security, TBA
3.000% due 07/01/2055	700	606
4.000% due 07/01/2055 - 08/01/2055	15,000	13,948
4.500% due 08/01/2055	5,500	5,259
5.000% due 08/01/2055	8,400	8,228
5.500% due 07/01/2055 - 08/01/2055	50,225	50,211
6.000% due 08/01/2055	8,600	8,732

Total U.S. Government Agencies (Cost $156,386)		156,179

U.S. TREASURY OBLIGATIONS 14.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	10,300	6,565
1.875% due 02/15/2041	400	275
2.000% due 02/15/2050	200	118
2.250% due 08/15/2049	3,200	2,008
2.375% due 11/15/2049	100	64
2.500% due 02/15/2045	5,800	4,085
2.750% due 08/15/2042	400	306
2.875% due 05/15/2049	100	72
3.000% due 02/15/2048	300	223
3.000% due 08/15/2048	300	222
3.000% due 02/15/2049	100	74
3.125% due 02/15/2043 (g)	1,930	1,553
3.125% due 08/15/2044	4,700	3,707
3.250% due 05/15/2042	1,700	1,407
3.375% due 08/15/2042	100	84
3.375% due 11/15/2048	1,300	1,029
3.750% due 11/15/2043 (g)	2,500	2,185
3.875% due 02/15/2043	1,000	896
3.875% due 05/15/2043	400	357
4.250% due 08/15/2054	1,800	1,644
4.500% due 11/15/2054	400	381
4.625% due 05/15/2044	900	883
4.625% due 05/15/2054	1,300	1,263
U.S. Treasury Inflation Protected Securities (c)
0.125% due 07/15/2031	2,753	2,534
0.125% due 01/15/2032	694	629
0.125% due 02/15/2051	2,341	1,276
0.125% due 02/15/2052	922	493
0.250% due 02/15/2050	499	290
0.750% due 02/15/2045	681	498
0.875% due 02/15/2047	266	193
1.000% due 02/15/2046	406	308
1.000% due 02/15/2049	255	185
1.500% due 02/15/2053	432	342
2.125% due 04/15/2029	2,593	2,663
2.125% due 02/15/2054	1,254	1,149
2.375% due 02/15/2055	203	197
U.S. Treasury Notes
3.875% due 08/15/2034	4,100	4,004
4.250% due 11/15/2034	400	402
4.625% due 02/15/2035	1,900	1,961

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

Total U.S. Treasury Obligations (Cost $55,288)			46,525

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.4%
Banc of America Funding Trust 5.490% due 05/25/2035 ~		372	347
Bear Stearns Adjustable Rate Mortgage Trust 6.250% due 02/25/2033 ~		1	1
Chase Home Lending Mortgage Trust
3.250% due 09/25/2063 ~		441	395
5.605% due 06/25/2055 •		576	577
Chase Mortgage Finance Trust 6.914% due 02/25/2037 ~		3	4
Credit Suisse Commercial Mortgage Trust 5.493% due 06/15/2034 •		46	44
Credit Suisse First Boston Mortgage Securities Corp. 4.217% due 09/25/2033 ~		1	1
Cross Mortgage Trust 6.093% due 04/25/2069 þ		365	368
Eurohome U.K. Mortgages PLC 4.508% due 06/15/2044 •	GBP	269	368
Eurosail-U.K. PLC 5.308% due 06/13/2045 •		820	1,125
Extended Stay America Trust 5.506% due 07/15/2038 •		$429	429
GS Mortgage Securities Corp. Trust 5.559% due 07/15/2035 •		499	335
GSR Mortgage Loan Trust 6.922% due 01/25/2035 ~		120	114
HomeBanc Mortgage Trust 4.934% due 03/25/2035 •		180	145
Impac CMB Trust 5.214% due 10/25/2034 •		251	251
JP Morgan Chase Commercial Mortgage Securities Trust
2.287% due 03/05/2042		500	462
4.128% due 07/05/2031		500	460
JP Morgan Mortgage Trust
3.500% due 09/25/2052 ~		727	642
5.990% due 07/25/2064 ~		417	420
Landmark Mortgage Securities PLC 4.711% due 04/17/2044 •	GBP	160	214
Ludgate Funding PLC 4.547% due 12/01/2060 •		1,121	1,515
Mansard Mortgages PLC 4.616% due 04/15/2047 •		308	418
MASTR Adjustable Rate Mortgages Trust 6.043% due 11/21/2034 ~		$264	255
Merrill Lynch Mortgage Investors Trust
4.934% due 11/25/2035 •		61	58
5.381% due 01/25/2029 •		25	24
Morgan Stanley Capital Trust 3.436% due 12/15/2049		610	604
New Residential Mortgage Loan Trust 6.864% due 10/25/2063		333	337
New York Mortgage Trust Loan Trust 3.750% due 02/25/2068 ~		435	403
OBX Trust 3.677% due 04/25/2053 ~		391	391
ONE Park Mortgage Trust 5.126% due 03/15/2036 •		700	688
PRET Trust 3.900% due 10/25/2063 ~		821	792
PRPM LLC 3.750% due 03/25/2054 þ		492	479
PRPM Trust 6.265% due 12/25/2068 þ		380	383
Resloc U.K. PLC 2.135% due 12/15/2043 •	EUR	2,331	2,672
Structured Adjustable Rate Mortgage Loan Trust 5.221% due 09/25/2034 ~		$378	368
Towd Point Mortgage Funding 5.223% due 07/20/2053 •	GBP	386	532
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$938	902
4.481% due 02/25/2055 ~		500	485
UWM Mortgage Trust 2.500% due 11/25/2051 ~		937	762
Verus Securitization Trust 6.193% due 03/25/2068 þ		292	292
WaMu Mortgage Pass-Through Certificates Trust
4.974% due 07/25/2045 •		55	54

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

5.014% due 10/25/2045 •		1,047	1,051

Total Non-Agency Mortgage-Backed Securities (Cost $20,219)			20,167

ASSET-BACKED SECURITIES 2.1%
AUTOMOBILE SEQUENTIAL 0.3%
Citizens Auto Receivables Trust 5.840% due 01/18/2028		446	449
Ford Credit Auto Lease Trust 5.050% due 06/15/2027		500	503
Huntington Auto Trust 5.500% due 03/15/2027		107	107
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		37	37

			1,096

HOME EQUITY OTHER 0.6%
Countrywide Asset-Backed Certificates Trust 4.974% due 12/25/2034 •		1,248	1,220
Merrill Lynch Mortgage Investors Trust 5.229% due 09/25/2035 •		10	10
Wells Fargo Home Equity Asset-Backed Securities Trust 5.434% due 10/25/2034 •		499	511

			1,741

OTHER ABS 1.2%
GreenSky Home Improvement Issuer Trust 5.320% due 03/25/2060		600	612
Nelnet Student Loan Trust 6.502% due 02/20/2041 •		275	281
Pagaya AI Debt Trust 6.258% due 10/15/2031		215	216
PEAC Solutions Receivables LLC 4.940% due 10/20/2028		500	502
SMB Private Education Loan Trust 5.754% due 03/15/2056 •		256	259
T-Mobile U.S. Trust 5.050% due 09/20/2029		500	504
Verizon Master Trust 5.000% due 12/20/2028		1,400	1,403

			3,777

Total Asset-Backed Securities (Cost $6,553)			6,614

SOVEREIGN ISSUES 4.4%
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	500	383
Japan Government International Bond
2.000% due 12/20/2044	JPY	140,000	921
2.200% due 03/20/2064		66,000	369
2.300% due 12/20/2054		110,000	687
2.400% due 03/20/2045		82,100	574
2.400% due 03/20/2055		120,700	770
Mexico Government International Bond
6.000% due 05/07/2036		$200	198
6.875% due 05/13/2037		600	627
Peru Government International Bond
5.375% due 02/08/2035		500	500
6.150% due 08/12/2032	PEN	3,200	934
6.950% due 08/12/2031		722	222
7.300% due 08/12/2033		3,500	1,078
Province of British Columbia 4.150% due 06/18/2034	CAD	200	151
Province of Ontario 3.800% due 12/02/2034		500	367
Province of Quebec
4.450% due 09/01/2034		1,900	1,469
6.350% due 01/30/2026		$600	605
Romania Government International Bond 3.000% due 02/27/2027		900	871
Saudi Government International Bond
4.750% due 01/16/2030		500	505
5.125% due 01/13/2028		400	407
United Kingdom Gilt
3.750% due 10/22/2053	GBP	600	640

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

4.375% due 07/31/2054	1,314	1,563

Total Sovereign Issues (Cost $13,657)		13,841

	SHARES
COMMON STOCKS 0.2%
INDUSTRIALS 0.2%
Drillco Holding Lux SA «(e)	22,807	468
Foresea Holdings SA «	17,243	353

Total Common Stocks (Cost $801)		821

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.4%
COMMERCIAL PAPER 0.2%
CVS Health Corp. 4.920% due 07/14/2025	$800	799

	SHARES
MUTUAL FUNDS 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.380% (d)	640,394	640

Total Short-Term Instruments (Cost $1,439)		1,439

Total Investments in Securities (Cost $405,325)		396,423

INVESTMENTS IN AFFILIATES 2.7%
SHORT-TERM INSTRUMENTS 2.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.7%
PIMCO Short-Term Floating NAV Portfolio III	865,006	8,423

Total Short-Term Instruments (Cost $8,421)		8,423

Total Investments in Affiliates (Cost $8,421)		8,423

Total Investments 128.0% (Cost $413,746)		$404,846
Financial Derivative Instruments (f)(h) (0.2)%(Cost or Premiums, net $(531))		(650)
Other Assets and Liabilities, net (27.8)%		(87,850)

Net Assets 100.0%		$316,346

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal only security.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Coupon represents a 7-Day Yield.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$457	$468	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.9)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2055	$3,000	$(2,934)	$(2,940)

Total Short Sales (0.9)%	$(2,934)	$(2,940)

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(55) at a weighted average interest rate of 4.448%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	22	$1,971	$17	$4	$0
U.S. Treasury 2-Year Note September Futures	09/2025	57	11,857	52	3	0
U.S. Treasury 5-Year Note September Futures	09/2025	141	15,369	166	19	0
U.S. Treasury 10-Year Note September Futures	09/2025	255	28,592	531	80	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	123	14,055	311	59	0
United Kingdom Long Gilt September Futures	09/2025	7	894	16	1	(3)

$1,093	$166	$(3)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund September Futures	09/2025	54	$(8,279)	$65	$24	$(2)

Total Futures Contracts	$1,158	$190	$(5)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	0.431%		$1,800	$(11)	$41	$30	$1	$0
Boeing Co.	1.000	Quarterly	06/20/2026	0.296		600	2	2	4	0	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.473		600	(4)	12	8	0	0
Boeing Co.	1.000	Quarterly	06/20/2029	0.612		300	(2)	6	4	0	0
Boeing Co.	1.000	Quarterly	06/20/2030	0.742		500	1	5	6	0	0
Elis SA	5.000	Quarterly	12/20/2029	0.777	EUR	600	121	7	128	0	0
Ford Motor Co.	5.000	Quarterly	12/20/2028	1.511		$600	66	2	68	1	0
T-Mobile USA, Inc.	5.000	Quarterly	06/20/2028	0.263		400	69	(15)	54	0	0

							$242	$60	$302	$2	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly		12/20/2029		$900	$18	$3	$21	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		9,100	157	47	204	5	0

							$175	$50	$225	$5	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	1,040	$(28)	$15	$(13)	$0	$0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Semi-Annual	03/20/2029	JPY	10,000	3	(4)	(1)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032		670,000	(124)	51	(73)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		$2,400	2	18	20	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2027		9,300	(595)	279	(316)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029		600	(5)	(3)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		5,200	(97)	41	(56)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.572	Annual	10/31/2030		2,500	0	(1)	(1)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		4,600	0	(5)	(5)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		6,800	0	(48)	(48)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		300	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		500	0	(4)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		300	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		500	0	(5)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		2,025	0	(22)	(22)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		4,449	(4)	(64)	(68)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.687	Annual	08/15/2033		5,100	0	9	9	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.709	Annual	08/15/2033		1,800	0	0	0	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		760	0	(1)	(1)	0	(2)

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		3,200	0	(3)	(3)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		3,000	0	(13)	(13)	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		800	(1)	(15)	(16)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		7,800	237	334	571	0	(59)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		400	0	12	12	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		1,000	19	59	78	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		300	0	15	15	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		200	0	4	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		300	29	6	35	0	(2)
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	1,000	(1)	(3)	(4)	0	(2)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		1,000	(17)	44	27	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		800	(23)	44	21	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		3,200	(13)	94	81	0	(5)
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029	EUR	200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		400	0	0	0	1	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		600	0	0	0	1	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		12,310	(524)	53	(471)	0	(25)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,640	219	104	323	10	0
Pay	28-Day MXN-TIIE	9.430	Lunar	12/19/2025	MXN	4,700	0	2	2	0	0
Pay(5)	28-Day MXN-TIIE	9.430	Lunar	04/06/2029		4,700	0	12	12	1	0
Pay	28-Day MXN-TIIE	7.750	Lunar	04/01/2030		4,100	0	1	1	1	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	2,600	(26)	(65)	(91)	0	(4)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(4)	(3)	0	(1)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		700	(2)	(32)	(34)	0	(1)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		200	0	2	2	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		1,800	2	(13)	(11)	0	(4)

							$(948)	$893	$(55)	$25	$(220)

Total Swap Agreements							$(531)	$1,003	$472	$32	$(220)

(g)	Securities with an aggregate market value of $1,731 and cash of $5,290 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month		Currency to be Delivered				Currency to be Received	Asset		Liability

AZD		07/2025		$125			AUD	192	$2		$0
		08/2025		AUD		192		$125	0		(2)
		08/2025		CNH		933		131	0		0
BOA		07/2025		EUR		6,905		7,852	0		(282)
		07/2025		KRW		545,867		400	0		(3)
		07/2025		$78			SGD	100	1		0
		08/2025		SGD		100		$78	0		(1)
		08/2025		$92			MXN	1,743	1		0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

BPS	07/2025	CAD	865		$633	0	(2)
	07/2025	TWD	5,187		160	0	(19)
	07/2025		$50	IDR	814,632	0	0
	07/2025		8	TWD	231	0	0
	08/2025	CNH	826		$116	0	0
	08/2025	TWD	6,843		210	0	(28)
	08/2025		$43	INR	3,733	1	0
	08/2025		62	MXN	1,187	1	0
	08/2025		308	TWD	9,096	8	0
BRC	07/2025	IDR	393,332		$24	0	0
	07/2025	ILS	934		268	0	(9)
	07/2025		$6,852	GBP	5,036	61	0
	07/2025		133	ILS	449	0	0
	07/2025		8	KRW	11,470	0	0
	07/2025		29	PLN	107	1	0
	07/2025		10	TWD	293	0	0
	08/2025	GBP	5,036		$6,853	0	(61)
	08/2025		$462	TWD	13,629	12	0
	09/2025		12	PEN	44	0	0
BSH	08/2025	PEN	1,252		$339	0	(14)
	09/2025		1,961		534	0	(19)
	09/2025		$8	PEN	28	0	0
CBK	07/2025	TWD	6,660		$205	0	(25)
	07/2025		$91	IDR	1,474,480	0	0
	07/2025		1	KRW	1,355	0	0
	07/2025		6	PEN	21	0	0
	07/2025		34	TWD	1,015	1	0
	08/2025	CNH	70		$10	0	0
	08/2025	TWD	12,494		383	0	(52)
	08/2025		$49	CNH	354	1	0
	08/2025		375	INR	32,323	1	0
	08/2025		17	PEN	62	0	0
	09/2025	PEN	546		$148	0	(6)
	02/2026		1,210		329	0	(10)
DUB	07/2025	ILS	454		131	0	(4)
	07/2025	SGD	10		8	0	0
	07/2025		$8,258	EUR	7,118	127	0
	07/2025		20	IDR	327,270	0	0
	07/2025		2	TWD	50	0	0
	08/2025	EUR	7,103		$8,258	0	(127)
	08/2025		$176	INR	15,185	1	0
	09/2025	MXN	26		$1	0	0
	09/2025	PEN	1,435		390	0	(14)
FAR	07/2025	AUD	192		124	0	(3)
	07/2025	CHF	400		486	0	(18)
	07/2025	JPY	356,272		2,483	9	0
	07/2025	SGD	15		12	0	0
	07/2025		$499	CHF	399	5	0
	07/2025		1,398	JPY	203,464	15	0
	07/2025		63	SGD	80	0	0
	08/2025	CHF	398		$499	0	(5)
	08/2025	CNH	872		122	0	0
	08/2025	JPY	202,715		1,398	0	(15)
	08/2025	SGD	80		63	0	0
	08/2025		$71	INR	6,160	1	0
	09/2025		1,112	MXN	21,645	33	0
	09/2025		0	PEN	1	0	0
GLM	07/2025	IDR	22,985		$1	0	0
	07/2025		$21	IDR	349,088	0	0
	07/2025		24	SGD	31	0	0
	08/2025	SGD	31		$24	0	0
	12/2025		$152	MXN	2,941	2	0
JPM	07/2025	SGD	691		$538	0	(6)
	07/2025	TWD	5,237		161	0	(19)
	07/2025		$10	KRW	14,228	0	0
	07/2025		307	PLN	1,155	13	0
	07/2025		51	SGD	65	0	0
	08/2025	CNH	884		$124	0	0
	08/2025	SGD	65		51	0	0
	08/2025	TWD	5,408		165	0	(23)
	08/2025		$48	INR	4,164	0	0
MBC	07/2025	CAD	4,508		$3,282	0	(28)
	07/2025	EUR	213		245	0	(6)
	07/2025	JPY	16,273		113	0	0
	07/2025	SGD	1,661		1,295	0	(12)
	07/2025	TWD	3,972		122	0	(15)
	07/2025		$4,272	CAD	5,872	40	0
	07/2025		18	IDR	293,117	0	0
	07/2025		220	PLN	825	9	0
	07/2025		1,347	SGD	1,743	23	0
	07/2025		48	TWD	1,506	4	0
	08/2025	CAD	5,863		$4,272	0	(41)
	08/2025	SGD	1,739		1,347	0	(23)
	08/2025	TWD	3,793		116	0	(16)
	08/2025		$91	CNH	648	0	0
MYI	07/2025	CAD	497		$365	0	0

Schedule of Investments PIMCO Total Return Fund IV (Cont.)	June 30, 2025 (Unaudited)

	07/2025	JPY	8,048		56	0	0
	07/2025		$469	JPY	68,420	6	0
	08/2025	CNH	889		$124	0	(1)
	08/2025	JPY	68,169		469	0	(6)
NGF	07/2025		$256	IDR	4,178,081	1	0
RYL	07/2025		403	GBP	297	4	0
SCX	07/2025	IDR	397,110		$24	0	0
	07/2025	ILS	7		2	0	0
	07/2025		$100	IDR	1,623,470	1	0
	07/2025		5	JPY	762	0	0
	07/2025		269	SGD	347	4	0
	07/2025		109	TWD	3,182	0	0
	08/2025	CNH	1,532		$214	0	0
	08/2025	JPY	759		5	0	0
	08/2025	SGD	346		269	0	(4)
	08/2025	TWD	2,269		70	0	(9)
	08/2025		$42	CNH	304	1	0
	08/2025		64	INR	5,474	0	0
SOG	07/2025		782	JPY	112,926	2	0
	08/2025	JPY	112,512		$782	0	(2)
	08/2025		$0	INR	25	0	0
SSB	07/2025	GBP	5,333		$7,221	0	(99)
	11/2025	PEN	857		232	0	(9)
UAG	07/2025	IDR	395,343		24	0	0
	07/2025	ILS	69		19	0	(1)
	07/2025	JPY	5,251		36	0	0
	07/2025		$24	IDR	395,240	0	0

Total Forward Foreign Currency Contracts						$392	$(1,039)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory			Level 1		Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance			$0		$79,389	$6	$79,395
Industrials			0		46,058	0	46,058
Utilities			0		22,923	0	22,923
Municipal Bonds & Notes
Arizona			0		363	0	363
Louisiana			0		792	0	792
Texas			0		404	0	404
West Virginia			0		902	0	902
U.S. Government Agencies			0		156,179	0	156,179
U.S. Treasury Obligations			0		46,525	0	46,525
Non-Agency Mortgage-Backed Securities			0		20,167	0	20,167
Asset-Backed Securities
Automobile Sequential			0		1,096	0	1,096
Home Equity Other			0		1,741	0	1,741
Other ABS			0		3,777	0	3,777
Sovereign Issues			0		13,841	0	13,841
Common Stocks
Industrials			0		0	821	821
Short-Term Instruments
Commercial Paper			0		799	0	799
Mutual Funds			0		640	0	640

			$0		$395,596	$827	$396,423
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes			$8,423		$0	$0	$8,423

Total Investments			$8,423		$395,596	$827	$404,846

Short Sales, at Value - Liabilities
U.S. Government Agencies			$0		$(2,940)	$0	$(2,940)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			29		193	0	222
Over the counter			0		392	0	392

			$29		$585	$0	$614
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			(5)		(220)	0	(225)
Over the counter			0		(1,039)	0	(1,039)

			$(5)		$(1,259)	$0	$(1,264)

Total Financial Derivative Instruments			$24		$(674)	$0	$(650)

Totals			$8,447		$391,982	$827	$401,256

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Schedule of Investments PIMCO Total Return Fund V	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 113.9% ¤
CORPORATE BONDS & NOTES 25.2%
BANKING & FINANCE 14.1%
ABN AMRO Bank NV 2.470% due 12/13/2029 •		$800	$746
Alexandria Real Estate Equities, Inc. 2.000% due 05/18/2032		15	12
Ally Financial, Inc. 7.100% due 11/15/2027		300	316
American Express Co. 5.085% due 01/30/2031 •		500	512
Athene Global Funding 5.411% due 08/27/2026 ~		500	502
Banco Santander SA 6.527% due 11/07/2027 •		400	411
Bank of America Corp.
5.202% due 04/25/2029 •		1,800	1,840
6.204% due 11/10/2028 •		780	812
Barclays PLC 6.490% due 09/13/2029 •		1,400	1,480
BNP Paribas SA 1.675% due 06/30/2027		1,000	972
BPCE SA
2.045% due 10/19/2027 •		300	290
7.003% due 10/19/2034 •		400	440
Brandywine Operating Partnership LP
3.950% due 11/15/2027		100	97
8.300% due 03/15/2028		100	107
Brookfield Finance U.K. PLC 2.340% due 01/30/2032		1,400	1,191
Brookfield Finance, Inc. 2.724% due 04/15/2031		15	14
Citibank NA 4.876% due 11/19/2027 •		800	805
Citigroup, Inc.
4.075% due 04/23/2029 •		600	594
4.658% due 05/24/2028 •		1,100	1,104
Cooperatieve Rabobank UA
1.004% due 09/24/2026 •		800	793
1.106% due 02/24/2027 •		1,200	1,174
Digital Dutch Finco BV 1.500% due 03/15/2030	EUR	600	653
Equitable Financial Life Global Funding 1.300% due 07/12/2026		$15	15
European Investment Bank 3.750% due 02/14/2033		15	15
European Union
1.250% due 02/04/2043	EUR	100	82
2.875% due 10/05/2029		900	1,082
Ford Motor Credit Co. LLC 4.125% due 08/17/2027		$1,300	1,271
Goldman Sachs Group, Inc.
5.727% due 04/25/2030 •		800	833
6.484% due 10/24/2029 •		200	212
Golub Capital BDC, Inc. 7.050% due 12/05/2028		300	315
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		615	604
HA Sustainable Infrastructure Capital, Inc.
6.150% due 01/15/2031		500	506
6.375% due 07/01/2034		200	200
HAT Holdings LLC 8.000% due 06/15/2027		243	254
Host Hotels & Resorts LP
2.900% due 12/15/2031		58	51
3.375% due 12/15/2029		750	708
3.500% due 09/15/2030		1,300	1,208
HSBC Holdings PLC 5.887% due 08/14/2027 •		1,900	1,927
ING Groep NV 6.083% due 09/11/2027 •		1,500	1,528
Jones Lang LaSalle, Inc. 6.875% due 12/01/2028		200	215

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

JPMorgan Chase & Co.
3.509% due 01/23/2029 •		1,100	1,078
5.270% due 04/22/2028 ~		300	301
5.299% due 07/24/2029 •		1,300	1,335
5.571% due 04/22/2028 •		200	204
5.581% due 04/22/2030 •		200	208
KEB Hana Bank 5.375% due 04/23/2027		300	306
Kilroy Realty LP
2.500% due 11/15/2032		900	725
2.650% due 11/15/2033		400	314
4.750% due 12/15/2028		100	99
KODIT Global Co. Ltd. 5.357% due 05/29/2027		300	305
Manulife Financial Corp. 3.703% due 03/16/2032		15	14
Mizuho Financial Group, Inc.
5.382% due 07/10/2030 •		400	412
5.778% due 07/06/2029 •		200	208
Morgan Stanley
5.230% due 01/15/2031 •		400	410
5.367% due 04/13/2028 ~		500	503
5.652% due 04/13/2028 •		200	205
5.656% due 04/18/2030 •		200	208
6.407% due 11/01/2029 •		300	318
Morgan Stanley Bank NA
5.030% due 10/15/2027 ~		400	400
5.504% due 05/26/2028 •		250	255
Mutual of Omaha Cos. Global Funding 4.750% due 10/15/2029		400	404
Nationwide Building Society 6.557% due 10/18/2027 •		300	308
Norinchukin Bank 5.094% due 10/16/2029		400	406
Prologis LP 4.200% due 02/15/2033	CAD	700	518
RGA Global Funding 6.000% due 11/21/2028		$300	315
Santander Holdings USA, Inc. 5.741% due 03/20/2031 •		500	513
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		500	522
Standard Chartered PLC 5.005% due 10/15/2030 •		400	404
Sumitomo Mitsui Financial Group, Inc. 2.472% due 01/14/2029		430	404
Toronto-Dominion Bank 5.264% due 12/11/2026		300	304
UBS Group AG 6.246% due 09/22/2029 •		1,000	1,051

			38,848

INDUSTRIALS 2.6%
Abu Dhabi National Energy Co. PJSC 4.750% due 03/09/2037		400	383
AP Moller - Maersk AS 5.875% due 09/14/2033		500	527
BMW U.S. Capital LLC 5.050% due 03/21/2030		500	509
Coty, Inc. 4.500% due 05/15/2027	EUR	300	360
Denso Corp. 4.420% due 09/11/2029		$700	700
Hanwha Q Cells Americas Holdings Corp. 5.000% due 07/27/2028		300	306
JDE Peet's NV
0.500% due 01/16/2029	EUR	200	217
1.125% due 06/16/2033		200	195
2.250% due 09/24/2031		$500	427
Mercedes-Benz Finance North America LLC 4.900% due 11/15/2027		500	506
Mondelez International, Inc. 4.625% due 07/03/2031	CAD	500	381
NXP BV
2.500% due 05/11/2031		$600	530
3.400% due 05/01/2030		15	14
Oracle Corp. 4.200% due 09/27/2029		400	397
Smurfit Kappa Treasury ULC 5.200% due 01/15/2030		300	306
Smurfit Westrock Financing DAC 5.418% due 01/15/2035		500	507
Snam SpA 5.000% due 05/28/2030		600	605

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

VF Corp. 2.950% due 04/23/2030		500	422

			7,292

UTILITIES 8.5%
AES Corp.
2.450% due 01/15/2031		1,400	1,225
5.450% due 06/01/2028		700	715
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041		600	596
Avangrid, Inc. 3.800% due 06/01/2029		400	391
Duke Energy Carolinas LLC 3.950% due 11/15/2028		500	499
Duke Energy Florida LLC 2.500% due 12/01/2029		625	581
EDP Finance BV 1.710% due 01/24/2028		2,200	2,059
Enel Finance International NV 2.500% due 07/12/2031		1,250	1,097
Georgia Power Co. 3.250% due 04/01/2026		775	768
Hanwha Energy USA Holdings Corp. 4.375% due 07/02/2028 (a)		400	401
Interstate Power & Light Co. 4.100% due 09/26/2028		200	198
MidAmerican Energy Co.
3.150% due 04/15/2050		700	473
3.650% due 04/15/2029		450	442
National Rural Utilities Cooperative Finance Corp. 1.350% due 03/15/2031		400	337
New York State Electric & Gas Corp.
5.300% due 08/15/2034		600	608
5.650% due 08/15/2028		500	518
NextEra Energy Capital Holdings, Inc. 1.900% due 06/15/2028		1,850	1,729
Niagara Mohawk Power Corp. 1.960% due 06/27/2030		800	707
NSTAR Electric Co. 3.950% due 04/01/2030		870	854
OnCor Electric Delivery Co. LLC 3.500% due 05/15/2031	EUR	300	360
Pacific Gas & Electric Co. 6.700% due 04/01/2053		$1,265	1,270
Public Service Co. of Oklahoma 2.200% due 08/15/2031		875	759
Public Service Enterprise Group, Inc. 5.875% due 10/15/2028		1,500	1,570
ReNew Wind Energy AP2 4.500% due 07/14/2028		600	570
San Diego Gas & Electric Co. 4.950% due 08/15/2028		1,400	1,430
Solar Star Funding LLC 5.375% due 06/30/2035		274	283
Southern California Edison Co.
2.500% due 06/01/2031		1,275	1,108
2.750% due 02/01/2032		300	259
3.450% due 02/01/2052		200	126
4.125% due 03/01/2048		100	73
5.250% due 03/15/2030		300	303
Southwestern Public Service Co. 3.750% due 06/15/2049		200	145
Wisconsin Electric Power Co. 4.750% due 09/30/2032		300	304
Wisconsin Power & Light Co.
4.950% due 04/01/2033		300	300
5.375% due 03/30/2034		300	307

			23,365

Total Corporate Bonds & Notes (Cost $67,759)			69,505

U.S. GOVERNMENT AGENCIES 47.2%
Freddie Mac 5.306% due 06/25/2055 « •		500	501
Ginnie Mae 4.966% due 09/20/2065 •		815	817
Ginnie Mae, TBA
4.000% due 07/01/2055		2,300	2,139
4.500% due 07/01/2055		2,300	2,202
5.000% due 07/01/2055		2,600	2,554
6.000% due 08/01/2055		100	101
Tennessee Valley Authority 1.500% due 09/15/2031		60	52

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

Uniform Mortgage-Backed Security
3.500% due 07/01/2053	161	145
4.000% due 09/01/2052 - 12/01/2052	14,380	13,405
4.500% due 07/01/2052 - 08/01/2053	14,931	14,317
5.000% due 05/01/2053 - 04/01/2054	25,271	24,879
5.500% due 10/01/2053 - 12/01/2054	31,236	31,260
Uniform Mortgage-Backed Security, TBA
4.000% due 08/01/2055	3,700	3,440
4.500% due 08/01/2055	19,000	18,167
5.000% due 08/01/2055	2,300	2,253
5.500% due 08/01/2055	14,196	14,183

Total U.S. Government Agencies (Cost $129,335)		130,415

U.S. TREASURY OBLIGATIONS 19.7%
U.S. Treasury Bonds
1.375% due 11/15/2040	300	191
1.875% due 02/15/2041	300	207
2.250% due 08/15/2049	1,900	1,193
2.375% due 11/15/2049	500	322
2.875% due 05/15/2049	1,800	1,293
3.000% due 02/15/2048	700	520
3.000% due 08/15/2048	400	296
3.000% due 02/15/2049	1,500	1,106
3.125% due 05/15/2048	600	455
3.375% due 11/15/2048	900	712
3.625% due 05/15/2053	2,500	2,040
3.875% due 05/15/2043	2,500	2,234
4.250% due 08/15/2054	600	548
4.375% due 08/15/2043	1,200	1,144
4.500% due 11/15/2054	1,300	1,239
4.625% due 05/15/2044	300	294
4.625% due 02/15/2055	2,900	2,824
U.S. Treasury Inflation Protected Securities (b)
0.125% due 10/15/2025	371	370
0.125% due 01/15/2030 (e)	5,486	5,178
0.125% due 02/15/2051	3,696	2,015
0.125% due 02/15/2052	1,037	554
0.250% due 02/15/2050	125	73
0.750% due 02/15/2045	409	299
0.875% due 02/15/2047	133	96
1.000% due 02/15/2048	182	134
1.250% due 04/15/2028	214	214
1.500% due 02/15/2053	507	402
2.125% due 02/15/2054	555	508
2.375% due 02/15/2055	2,135	2,066
U.S. Treasury Notes
4.250% due 11/15/2034	16,100	16,158
4.625% due 02/15/2035	9,500	9,804

Total U.S. Treasury Obligations (Cost $55,677)		54,489

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
Extended Stay America Trust 5.506% due 07/15/2038 •	497	498
VASA Trust 5.326% due 07/15/2039 •	500	486

Total Non-Agency Mortgage-Backed Securities (Cost $949)		984

ASSET-BACKED SECURITIES 5.1%
AUTOMOBILE SEQUENTIAL 1.3%
BMW Vehicle Lease Trust
4.430% due 06/26/2028	1,000	1,006
4.980% due 03/25/2027	500	502
5.100% due 07/27/2026	59	59
Enterprise Fleet Financing LLC 4.650% due 10/20/2027	1,200	1,204
First Help Financial Issuer Trust
5.690% due 02/15/2030	318	322
5.890% due 06/15/2030	217	219
6.790% due 10/15/2029	219	222
Tesla Auto Lease Trust 5.370% due 06/22/2026	33	33

		3,567

CMBS OTHER 0.4%
MF1 LLC 5.635% due 02/18/2040 •	1,200	1,198

OTHER ABS 3.4%
37 Capital CLO Ltd.
5.346% due 04/15/2035 •	700	698

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

5.546% due 07/15/2034 •		500	501
Ares European CLO DAC 3.266% due 10/21/2034 •	EUR	364	429
Avoca Static CLO DAC 3.249% due 01/15/2035 •		463	545
GoodLeap Sustainable Home Solutions Trust 6.500% due 07/20/2055		$417	400
GreatAmerica Leasing Receivables Funding LLC 4.520% due 10/15/2027		1,200	1,202
GreenSky Home Improvement Issuer Trust 5.320% due 03/25/2060		1,400	1,427
Jamestown CLO Ltd. 5.402% due 07/25/2034 •		700	698
Loanpal Solar Loan Ltd. 2.470% due 12/20/2047		28	23
Mosaic Solar Loan Trust 5.910% due 11/20/2053		103	103
PEAC Solutions Receivables LLC 4.940% due 10/20/2028		1,200	1,205
Post Road Equipment Finance LLC 4.900% due 05/15/2031		1,200	1,207
Sunnova Hestia Issuer LLC 5.750% due 12/20/2050		356	359
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		483	485

			9,282

Total Asset-Backed Securities (Cost $13,912)			14,047

SOVEREIGN ISSUES 4.0%
BNG Bank NV 4.750% due 02/01/2030		600	620
Chile Government International Bond 4.850% due 01/22/2029		500	508
Colombia Government International Bond 8.000% due 11/14/2035		300	302
Development Bank of Japan, Inc. 5.125% due 09/01/2026		500	506
European Union 2.500% due 12/04/2031	EUR	100	117
Korea Electric Power Corp. 5.375% due 07/31/2026		$300	303
Mexico Government International Bond 4.490% due 05/25/2032	EUR	300	358
Nederlandse Waterschapsbank NV 4.000% due 06/01/2028		$200	201
Peru Government International Bond
6.150% due 08/12/2032	PEN	3,700	1,080
6.950% due 08/12/2031		801	246
Province of British Columbia 4.150% due 06/18/2034	CAD	200	152
Province of Ontario 3.800% due 12/02/2034		500	367
Province of Quebec 4.450% due 09/01/2034		1,400	1,082
Romania Government International Bond 5.625% due 02/22/2036	EUR	400	449
United Kingdom Gilt
3.750% due 03/07/2027	GBP	2,800	3,839
4.375% due 07/31/2054		848	1,009

Total Sovereign Issues (Cost $10,771)			11,139

SHORT-TERM INSTRUMENTS 12.3%
COMMERCIAL PAPER 0.3%
CVS Health Corp. 4.920% due 07/14/2025		$700	699

REPURCHASE AGREEMENTS (c) 12.0%			33,200

Total Short-Term Instruments (Cost $33,899)			33,899

Total Investments in Securities (Cost $312,302)			314,478

Total Investments 113.9% (Cost $312,302)			$314,478
Financial Derivative Instruments (d)(f) 1.0%(Cost or Premiums, net $3,342)			2,669
Other Assets and Liabilities, net (14.9)%			(41,106)

Net Assets 100.0%			$276,041

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	4.470%	06/30/2025	07/01/2025	$33,200	U.S. Treasury Notes 4.250% due 06/30/2029	$(33,914)	$33,200	$33,204

Total Repurchase Agreements	$(33,914)	$33,200	$33,204

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.8)%
Uniform Mortgage-Backed Security, TBA	5.000%	07/01/2055	$2,300	$(2,249)	$(2,254)

Total Short Sales (0.8)%	$(2,249)	$(2,254)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(14) at a weighted average interest rate of 4.290%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
FUTURE STYLED OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - EUREX Euro-Bobl July 2025 Futures	117.250	07/25/2025	1	$1	$0	$0
Call - EUREX Euro-Bobl July 2025 Futures	118.500	07/25/2025	1	1	0	0
Put - EUREX Euro-Bund July 2025 Futures	129.000	07/25/2025	1	1	0	(1)
Call - EUREX Euro-Bund July 2025 Futures	132.500	07/25/2025	1	1	(1)	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond September Futures	09/2025	4	$358	$3	$1	$0
Euro-Bund September Futures	09/2025	1	153	(1)	0	0
U.S. Treasury 2-Year Note September Futures	09/2025	70	14,562	56	4	0
U.S. Treasury 5-Year Note September Futures	09/2025	116	12,644	137	15	0
U.S. Treasury 10-Year Note September Futures	09/2025	320	35,880	610	100	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	115	13,141	291	56	0
United Kingdom Long Gilt September Futures	09/2025	17	2,171	38	2	(8)

Total Futures Contracts	$1,134	$178	$(8)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at June 30, 2025(2)		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Goldman Sachs Group, Inc.	1.000%	Quarterly	06/20/2026	0.321%		$500	$3	$0	$3	$0	$0
Morgan Stanley	1.000	Quarterly	06/20/2026	0.290		300	2	0	2	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2029	0.542		200	4	0	4	0	0

							$9	$0	$9	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index		5.000%	Quarterly	12/20/2029		$1,900	$138	$4	$142	$6	$0
CDX.HY-44 5-Year Index		5.000	Quarterly	06/20/2030		2,800	132	83	215	10	0
CDX.iTraxx Main 43 5-Year Index		1.000	Quarterly	06/20/2030	EUR	1,400	31	5	36	2	0

							$301	$92	$393	$18	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	660	$(18)	$10	$(8)	$0	$0
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		100	0	2	2	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2032	JPY	160,000	(30)	13	(17)	2	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2045		30,000	5	(2)	3	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		20,000	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		$900	0	(10)	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		300	(1)	(4)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2030		3,200	46	(20)	26	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		4,900	0	(34)	(34)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	04/30/2031		1,350	0	(14)	(14)	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	05/15/2032		3,236	(3)	(46)	(49)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		800	0	(1)	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.718	Annual	08/15/2033		1,980	0	(2)	(2)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.753	Annual	08/15/2033		500	0	(2)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.754	Annual	08/15/2033		300	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.763	Annual	08/15/2033		1,400	0	(6)	(6)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034		200	(1)	(1)	(2)	0	(1)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034		200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034		80	0	0	0	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.900	Annual	02/15/2035		1,100	(3)	(19)	(22)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		7,900	(59)	(59)	(118)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		200	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		400	(1)	(7)	(8)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/02/2035		900	(6)	(5)	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		1,200	13	75	88	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.896	Annual	11/15/2054		1,070	0	7	7	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		300	0	9	9	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		700	13	41	54	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.642	Annual	02/15/2055		200	0	10	10	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	02/15/2055		100	0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		3,800	63	14	77	0	(31)
Pay	1-Year BRL-CDI	11.407	Maturity	01/04/2027	BRL	11,500	(11)	(65)	(76)	2	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	700	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.400	Annual	04/09/2030	EUR	200	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.350	Annual	04/29/2030		200	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	700	(10)	29	19	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		500	(15)	28	13	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		900	4	19	23	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,300	19	37	56	0	(4)
Receive	6-Month EUR-EURIBOR	3.255	Annual	11/22/2028	EUR	100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	3.179	Annual	11/29/2028		100	0	(6)	(6)	0	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		200	0	0	0	0	0
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		300	0	0	0	1	0
Receive	6-Month EUR-EURIBOR	2.063	Annual	10/05/2029		400	0	0	0	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		1,800	(76)	7	(69)	0	(4)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		1,230	102	50	152	5	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,400	(12)	(37)	(49)	0	(2)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		300	1	(4)	(3)	0	(1)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		400	(2)	(18)	(20)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		200	0	(1)	(1)	0	0

							$11	$(43)	$(32)	$11	$(165)

Total Swap Agreements							$321	$49	$370	$29	$(165)

(e)	Securities with an aggregate market value of 654 and cash of 3,558 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)						This instrument has a forward starting effective date.
(f)						FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

BOA	07/2025	EUR	7,015		$7,976	$0	$(287)
	07/2025	IDR	4,338,382		266	0	(2)
	07/2025	KRW	2,894,580		2,123	0	(18)
	07/2025		$30	IDR	489,696	0	0
	07/2025		54	SGD	69	0	0
	07/2025		70	THB	2,294	1	0
	08/2025	SGD	69		$54	0	0
	08/2025		$80	MXN	1,518	0	0
BPS	07/2025	IDR	487,810		$30	0	0
	07/2025	THB	158		5	0	0
	07/2025	TWD	7,584		233	0	(28)
	07/2025		$123	IDR	2,003,530	1	0
	07/2025		40	TWD	1,190	1	0
	08/2025	TWD	12,137		$372	0	(50)
	08/2025		$54	INR	4,730	1	0
	08/2025		54	MXN	1,033	1	0
BRC	07/2025	IDR	1,500,101		$92	0	(1)
	07/2025	THB	649		20	0	0
	07/2025		$4,645	GBP	3,414	41	0
	07/2025		2	JPY	243	0	0
	07/2025		136	KRW	185,360	1	0
	07/2025		21	PLN	78	1	0
	07/2025		170	THB	5,639	4	0
	07/2025		303	ZAR	5,466	5	0
	08/2025	GBP	3,414		$4,646	0	(41)
CBK	07/2025	SGD	7		5	0	0
	07/2025	THB	8,249		248	0	(6)
	07/2025	TWD	8,509		262	0	(31)
	07/2025		$242	IDR	3,932,202	1	0
	07/2025		1,037	KRW	1,421,157	14	0
	07/2025		27	PEN	98	1	0
	07/2025		449	TWD	13,326	10	0
	08/2025	PEN	930		$250	0	(12)
	08/2025	THB	325		10	0	0
	08/2025	TWD	20,466		627	0	(85)
	08/2025		$601	INR	51,788	2	0
	08/2025		19	PEN	67	0	0
DUB	07/2025	SGD	7		$5	0	0
	07/2025		$7,918	EUR	6,825	122	0
	08/2025	EUR	6,810		$7,918	0	(122)
	09/2025	MXN	14		1	0	0
FAR	07/2025	AUD	621		401	0	(8)
	07/2025	BRL	6,931		1,255	0	(21)
	07/2025	CHF	72		87	0	(3)
	07/2025	JPY	76,683		527	0	(6)
	07/2025	SGD	11		8	0	0
	07/2025		$406	AUD	621	3	0
	07/2025		1,215	BRL	6,931	61	0
	07/2025		90	CHF	72	1	0
	07/2025		936	JPY	134,275	0	(4)
	07/2025		43	SGD	55	0	0
	08/2025	AUD	621		$406	0	(3)
	08/2025	CHF	71		90	0	(1)
	08/2025	SGD	55		43	0	0
	08/2025		$63	INR	5,455	0	0
	08/2025		527	JPY	76,401	6	0
	09/2025		1,255	BRL	7,037	21	0
	09/2025		590	MXN	11,495	17	0
	09/2025		2	PEN	8	0	0
	11/2025	PEN	2,157		$588	0	(19)
GLM	07/2025	BRL	282		52	0	0
	07/2025	IDR	87,617		5	0	0
	07/2025	KRW	13,643		10	0	0
	07/2025		$50	BRL	282	2	0
	07/2025		57	IDR	932,742	0	0
	07/2025		17	SGD	21	0	0
	07/2025		120	THB	3,928	1	0
	08/2025	SGD	21		$17	0	0
	12/2025		$132	MXN	2,563	2	0
JPM	07/2025	KRW	13,816		$10	0	0
	07/2025	SGD	475		370	0	(4)
	07/2025	TWD	7,645		235	0	(28)

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

07/2025	$261	KRW	356,202	2	0
07/2025	225	PLN	844	9	0
07/2025	35	SGD	45	0	0
07/2025	33	TWD	979	1	0
07/2025	5	ZAR	91	0	0
08/2025	SGD	45	$35	0	0
08/2025	TWD	8,493	259	0	(36)
08/2025	$43	INR	3,687	0	0
MBC	07/2025	CAD	4,027	$2,932	0	(25)
07/2025	SGD	1,142	890	0	(8)
07/2025	THB	4,141	125	0	(2)
07/2025	TWD	7,934	247	0	(26)
07/2025	$3,275	CAD	4,501	31	0
07/2025	218	EUR	190	6	0
07/2025	48	IDR	783,198	0	0
07/2025	41	JPY	5,890	0	0
07/2025	161	PLN	603	6	0
07/2025	930	SGD	1,203	16	0
07/2025	144	TWD	4,494	10	0
08/2025	CAD	4,494	$3,275	0	(31)
08/2025	SGD	1,200	930	0	(16)
08/2025	TWD	6,727	206	0	(28)
MYI	07/2025	CAD	473	347	0	0
07/2025	JPY	25,787	177	0	(2)
07/2025	$21	JPY	3,033	0	0
08/2025	177	25,692	2	0
09/2025	MXN	190	$10	0	0
SCX	07/2025	IDR	1,514,542	93	0	(1)
07/2025	JPY	287	2	0	0
07/2025	THB	652	20	0	0
07/2025	$266	IDR	4,337,857	1	0
07/2025	186	SGD	240	3	0
07/2025	962	TWD	28,313	13	0
08/2025	SGD	239	$186	0	(3)
08/2025	TWD	4,024	123	0	(17)
08/2025	$116	INR	9,993	0	0
08/2025	2	JPY	286	0	0
SOG	07/2025	JPY	42,561	$295	0	(1)
08/2025	$0	INR	32	0	0
08/2025	295	JPY	42,405	1	0
SSB	07/2025	GBP	3,414	$4,623	0	(64)
11/2025	PEN	538	146	0	(6)
UAG	07/2025	IDR	1,507,801	93	0	0
07/2025	KRW	198,773	147	0	0
07/2025	THB	658	20	0	0
07/2025	$93	IDR	1,507,408	0	0
07/2025	14	JPY	1,979	0	0
07/2025	136	KRW	184,977	0	0

Total Forward Foreign Currency Contracts	$422	$(1,046)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC EUR versus USD	$1.110	11/26/2025	265	$1	$1
BRC	Call - OTC USD versus SEK	SEK	10.200	11/26/2025	564	4	3
GLM	Put - OTC EUR versus USD	$1.100	12/17/2025	67	8	5
MBC	Put - OTC EUR versus USD	1.098	12/23/2025	72	8	5
MYI	Put - OTC EUR versus USD	1.110	11/24/2025	1,509	7	4

$28	$18

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.360%	07/14/2025	16,500	$16	$1
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/21/2025	14,200	12	2
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	10,900	14	6
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/12/2025	7,800	7	6
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.700	08/13/2025	3,400	3	3
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.450	07/17/2025	12,600	12	1

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	6,600	8	4

							$72	$23

Total Purchased Options							$100	$41

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850%	07/16/2025	400	$(1)	$0
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	800	(1)	(1)
JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000	07/16/2025	400	0	0
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	07/16/2025	400	(1)	0
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	400	0	0

							$(3)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.770%	07/09/2025	200	$(1)	$(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.120	07/09/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.519	07/14/2025	2,000	(16)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.637	07/18/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.037	07/18/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	07/21/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.050	07/21/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/24/2025	200	(1)	0
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.489	07/21/2025	1,700	(11)	(3)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.605	07/23/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.955	07/23/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.564	07/24/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.914	07/24/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.380	07/03/2025	100	1	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.640	07/03/2025	100	1	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.460	07/16/2025	100	1	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.720	07/16/2025	100	0	0
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.750	07/03/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.100	07/03/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.790	07/09/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.140	07/09/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	08/04/2025	1,300	(13)	(13)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.680	07/07/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.775	07/07/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.030	07/07/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.125	07/07/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	07/17/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.095	07/17/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.583	07/23/2025	100	0	0

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.933	07/23/2025	100	0	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.525	07/28/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.875	07/28/2025	200	(1)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.555	07/30/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.905	07/30/2025	200	(1)	0
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.772	07/10/2025	200	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.122	07/10/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.739	08/12/2025	900	(6)	(12)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	08/13/2025	400	(3)	(6)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	07/02/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	07/02/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.725	07/03/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.075	07/03/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.669	07/07/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.019	07/07/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.697	07/16/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.097	07/16/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.515	07/17/2025	1,500	(11)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.708	08/04/2025	800	(7)	(8)

$(98)	$(71)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

SAL	Put - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	$92.469	07/07/2025	200	$(1)	$0
Call - OTC Uniform Mortgage-Backed Security, TBA 4.500% due 07/01/2055	96.469	07/07/2025	200	(1)	0

$(2)	$0

Total Written Options	$(103)	$(72)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	1,378	$267	$32	$299	$0
BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	6,497	1,305	106	1,411	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	7,285	1,453	128	1,581	0

Total Swap Agreements	$3,025	$266	$3,291	$0

(1)	Notional Amount represents the number of contracts.
(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Total Return Fund V (Cont.)	June 30, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$38,848	$0	$38,848
Industrials	0	7,292	0	7,292
Utilities	0	23,365	0	23,365
U.S. Government Agencies	0	129,914	501	130,415
U.S. Treasury Obligations	0	54,489	0	54,489
Non-Agency Mortgage-Backed Securities	0	984	0	984
Asset-Backed Securities
Automobile Sequential	0	3,567	0	3,567
CMBS Other	0	1,198	0	1,198
Other ABS	0	9,282	0	9,282
Sovereign Issues	0	11,139	0	11,139
Short-Term Instruments
Commercial Paper	0	699	0	699
Repurchase Agreements	0	33,200	0	33,200

Total Investments	$0	$313,977	$501	$314,478

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,254)	$0	$(2,254)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	204	0	207
Over the counter	0	3,754	0	3,754

	$3	$3,958	$0	$3,961
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9)	(165)	0	(174)
Over the counter	0	(1,118)	0	(1,118)

	$(9)	$(1,283)	$0	$(1,292)

Total Financial Derivative Instruments	$(6)	$2,675	$0	$2,669

Totals	$(6)	$314,398	$501	$314,893

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund	June 30, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 77.1% ¤
CORPORATE BONDS & NOTES 3.1%
BANKING & FINANCE 1.7%
AerCap Ireland Capital DAC 2.450% due 10/29/2026	$200	$195
American Tower Corp. 1.450% due 09/15/2026	400	386
Athene Global Funding 5.097% due 07/16/2026 •	10,000	10,015
Deutsche Bank AG 2.129% due 11/24/2026 •	2,000	1,980
Ford Motor Credit Co. LLC
4.134% due 08/04/2025	2,400	2,398
7.341% due 03/06/2026 ~	3,522	3,555
Jackson National Life Global Funding 4.900% due 01/13/2027	3,400	3,426
Standard Chartered Bank 4.853% due 12/03/2027	3,700	3,765

		25,720

INDUSTRIALS 0.6%
Hyundai Capital America 5.509% due 08/04/2025 •	6,800	6,803
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	200	199
NPC Ukrenergo 6.875% due 11/09/2028	200	163
Rogers Communications, Inc. 3.625% due 12/15/2025	3,000	2,987

		10,152

UTILITIES 0.8%
Electricite de France SA 3.625% due 10/13/2025	12,505	12,455

Total Corporate Bonds & Notes (Cost $48,057)		48,327

U.S. GOVERNMENT AGENCIES 29.6%
Fannie Mae
4.814% due 12/25/2044 •	562	556
4.864% due 03/25/2049 •	446	442
4.870% due 07/25/2049 •	1,441	1,400
4.914% due 07/25/2046 - 09/25/2046 •	1,435	1,425
5.130% due 12/25/2047 •	762	762
5.150% due 01/25/2051 •	1,527	1,528
5.250% due 12/25/2050 •	1,246	1,249
5.255% due 01/25/2055 •	1,139	1,141
5.275% due 08/25/2054 •	833	835
Freddie Mac
4.814% due 03/15/2037 - 08/15/2042 •	1,972	1,923
4.818% due 11/15/2043 •	468	463
4.968% due 01/15/2042 •	128	127
5.250% due 04/15/2049 - 12/15/2050 •	3,474	3,480
5.275% due 08/25/2054 •	4,263	4,273
5.350% due 08/15/2048 •	1,367	1,377
5.455% due 12/25/2054 •	2,493	2,490
Ginnie Mae
4.796% due 05/20/2059 •	18	18
4.946% due 03/20/2061 - 11/20/2069 •	102	102
4.952% due 02/20/2074 - 05/20/2074 •	2,158	2,154
5.002% due 02/20/2074 •	381	380
5.076% due 03/20/2065 •	190	190
5.092% due 04/20/2074 •	965	965
5.096% due 02/20/2070 •	36	36
5.106% due 12/20/2065 •	92	92
5.152% due 05/20/2074 •	981	983
5.196% due 02/20/2067 •	396	396
5.199% due 12/20/2068 •	761	767
5.202% due 07/20/2074 •	1,380	1,385
5.346% due 09/20/2069 •	992	996
Ginnie Mae, TBA 6.000% due 08/01/2055	210,800	213,673

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Uniform Mortgage-Backed Security, TBA
5.000% due 08/01/2040		37,500	37,761
6.000% due 08/01/2055		50,200	50,968
6.500% due 08/01/2055		115,700	119,299

Total U.S. Government Agencies (Cost $452,438)			453,636

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.4%
OBX Trust 2.305% due 11/25/2061 ~		5,643	5,059
RCKT Mortgage Trust 5.582% due 12/25/2044 þ		461	463
Sequoia Mortgage Trust 4.466% due 11/25/2063 ~		782	791

Total Non-Agency Mortgage-Backed Securities (Cost $6,875)			6,313

ASSET-BACKED SECURITIES 4.0%
AUTOMOBILE ABS OTHER 0.0%
BMW Vehicle Lease Trust 4.705% due 07/27/2026 •		376	376

AUTOMOBILE SEQUENTIAL 1.3%
Ally Auto Receivables Trust 5.320% due 01/15/2027		65	65
Bank of America Auto Trust 5.530% due 02/15/2028		2,102	2,116
CarMax Auto Owner Trust
4.750% due 10/15/2027		275	275
5.340% due 08/16/2027		1,531	1,536
Carvana Auto Receivables Trust
5.330% due 07/10/2029		500	505
5.630% due 11/10/2027		145	145
Citizens Auto Receivables Trust 5.840% due 01/18/2028		2,006	2,020
Flagship Credit Auto Trust 5.640% due 03/15/2028		998	1,001
GM Financial Consumer Automobile Receivables Trust 4.470% due 02/16/2028		355	355
SBNA Auto Lease Trust 4.560% due 02/22/2028		3,700	3,709
Stellantis Financial Underwritten Enhanced Lease Trust 4.630% due 07/20/2027		5,000	5,014
Toyota Lease Owner Trust 4.580% due 07/20/2027		3,400	3,409

			20,150

CMBS OTHER 0.1%
BDS LLC 6.454% due 08/19/2038 •		994	995

OTHER ABS 2.6%
37 Capital CLO Ltd. 5.536% due 10/15/2034 •		1,000	1,001
522 Funding CLO Ltd. 5.479% due 10/23/2034 •		300	300
American Money Management Corp. CLO Ltd. 5.469% due 01/20/2035 •		1,000	1,000
Anchorage Capital CLO Ltd. 5.369% due 01/20/2035 •		1,000	998
Apidos CLO 5.520% due 04/17/2034 •		1,000	1,000
Ares CLO Ltd. 5.433% due 10/28/2034 •		1,000	1,001
Ares European CLO DAC 3.059% due 10/15/2031 •	EUR	124	145
Atlantic Avenue Ltd. 5.529% due 01/20/2035 •		$900	900
Atlas Senior Loan Fund Ltd. 5.379% due 01/18/2035 •		1,000	999
Bain Capital Credit CLO Ltd.
5.359% due 10/21/2034 •		1,000	1,001
5.422% due 10/23/2034 •		1,000	998
5.469% due 10/20/2034 •		1,000	1,002
5.489% due 10/23/2034 •		1,000	1,001
5.491% due 07/16/2034 •		1,000	999
5.509% due 07/19/2034 •		1,000	1,002
Crown Point CLO Ltd. 5.499% due 10/20/2031 •		382	382

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

DLLAA LLC 5.930% due 07/20/2026		129	129
Dryden CLO Ltd. 5.362% due 08/20/2034 •		1,100	1,097
Elevation CLO Ltd. 5.582% due 01/25/2035 •		1,000	1,000
Elmwood CLO Ltd.
5.452% due 04/22/2035 «		300	300
Fortress Credit BSL Ltd. 5.369% due 07/23/2032 •		555	555
GoldenTree Loan Management U.S. CLO Ltd. 5.419% due 10/20/2034 •		1,000	1,001
Greywolf CLO Ltd. 5.502% due 04/22/2033 •		1,000	1,002
Griffith Park CLO DAC 2.795% due 11/21/2031 •	EUR	220	258
Jamestown CLO Ltd. 5.552% due 07/25/2035 •		$1,000	1,002
Madison Park Funding Ltd. 5.522% due 10/22/2034 •		1,000	1,002
Mountain View CLO Ltd. 5.415% due 10/15/2034 •		1,000	999
Navient Student Loan Trust 5.406% due 12/15/2059 •		246	245
Neuberger Berman Loan Advisers CLO Ltd.
5.302% due 10/14/2036 •		1,000	998
5.330% due 07/17/2036 •		1,000	999
Northwoods Capital Ltd. 5.508% due 06/15/2031 •		669	668
OAK Hill European Credit Partners DAC 2.976% due 10/20/2031 •	EUR	196	231
OZLM Ltd. 5.469% due 10/20/2031 •		$235	236
Pikes Peak CLO
5.466% due 07/15/2034 •		1,000	1,001
5.489% due 10/11/2034 •		1,000	1,001
Recette CLO Ltd. 5.611% due 04/20/2034 •		600	602
Regatta Funding Ltd. 5.456% due 01/15/2033 •		974	974
Sandstone Peak Ltd. 5.536% due 10/15/2034 •		1,000	1,001
SLM Private Credit Student Loan Trust
4.820% due 12/16/2041 •		232	227
4.870% due 06/15/2039 •		429	418
4.890% due 12/15/2038 •		253	250
4.910% due 06/15/2039 •		427	416
SLM Student Loan Trust 4.870% due 06/25/2043 •		395	388
SoFi Professional Loan Program Trust 2.540% due 05/15/2046		134	129
Steele Creek CLO Ltd. 5.528% due 04/15/2031 •		265	266
Symphony CLO Ltd. 5.449% due 04/18/2033 •		1,000	1,001
TIAA CLO Ltd. 5.409% due 01/20/2032 •		674	675
Tralee CLO Ltd.
5.349% due 10/20/2034 •		1,000	1,001
5.502% due 10/25/2032 •		436	437
Trinitas CLO Ltd.
5.379% due 10/20/2033 •		1,000	1,001
5.612% due 01/25/2034 •		1,000	1,001
TSTAT Ltd. 5.419% due 07/20/2037 •		327	328
Venture CLO Ltd. 5.409% due 10/20/2034 •		1,000	999
Voya Ltd. 5.518% due 10/15/2030 •		162	162

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Wellfleet CLO Ltd. 5.465% due 04/20/2034 «	500	500

		39,229

Total Asset-Backed Securities (Cost $60,567)		60,750

	OUNCES
COMMODITIES 19.7%
Gold Warehouse Receipts	92,067	302,249

Total Commodities (Cost $152,397)		302,249

SHORT-TERM INSTRUMENTS 20.3%
REPURCHASE AGREEMENTS (c) 16.2%		248,700

U.S. TREASURY BILLS 4.1%
4.344% due 07/03/2025 - 10/21/2025 (a)(b)(e)(g)	62,462	62,139

Total Short-Term Instruments (Cost $310,840)		310,839

Total Investments in Securities (Cost $1,031,174)		1,182,114

	SHARES
INVESTMENTS IN AFFILIATES 44.1%
SHORT-TERM INSTRUMENTS 44.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 44.1%
PIMCO Short Asset Portfolio	55,453,464	543,222
PIMCO Short-Term Floating NAV Portfolio III	13,678,752	133,190

Total Short-Term Instruments (Cost $665,843)		676,412

Total Investments in Affiliates (Cost $665,843)		676,412

Total Investments 121.2% (Cost $1,697,017)		$1,858,526
Financial Derivative Instruments (d)(f) 0.6%(Cost or Premiums, net $57,141)		8,672
Other Assets and Liabilities, net (21.8)%		(334,129)

Net Assets 100.0%		$1,533,069

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3)
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.420%	06/30/2025	07/01/2025	$100	U.S. Treasury Bonds 1.750% due 08/15/2041	$(103)	$100	$100
4.420	07/01/2025	07/02/2025	100	U.S. Treasury Bonds 3.250% due 05/15/2042	(102)	100	100
4.470	06/30/2025	07/01/2025	96,500	U.S. Treasury Bonds 1.125% due 05/15/2040	(99,446)	96,500	96,512
4.470	07/01/2025	07/02/2025	99,000	U.S. Treasury Inflation Protected Securities 1.625% due 04/15/2030	(101,099)	99,000	99,000
FICC STR	4.400%	06/30/2025	07/01/2025	36,600	U.S. Treasury Notes 4.000% due 12/15/2027	(37,332)	36,600	36,604
16,400	U.S. Treasury Notes 3.750% due 06/30/2027	(16,728)	16,400	16,402

Total Repurchase Agreements	$(254,810)	$248,700	$248,718

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended June 30, 2025 was $(61,861) at a weighted average interest rate of 4.550%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR March Futures	03/2026	321	$92,848	$(200)	$14	$(33)
3-Month SONIA June Futures	09/2026	542	179,670	31	37	(16)
Aluminum August Futures	08/2025	766	49,767	1,945	732	0
Aluminum July Futures	07/2025	438	28,446	1,069	0	0
Aluminum September Futures	09/2025	632	41,081	549	83	0
Arabica Coffee September Futures	09/2025	5	563	(173)	0	(7)
Australia Government 10-Year Bond September Futures	09/2025	2,027	145,699	(161)	0	(246)
Bitcoin July Futures	07/2025	25	13,529	226	94	0
Brent Crude November Futures	09/2025	79	5,155	(557)	0	(6)
CAC 40 Index July Futures	07/2025	38	3,433	(20)	60	(12)
Canada Government 10-Year Bond September Futures	09/2025	128	11,468	99	25	0
Cotton No. 2 December Futures	12/2025	185	6,302	(117)	0	(110)
DAX Index June Futures	09/2025	10	7,082	104	110	(22)
E-Mini Russell 2000 Index September Futures	09/2025	24	2,630	70	3	0
E-Mini S&P 100 Index September Futures	09/2025	59	27,014	842	167	0
E-Mini S&P 500 Index September Futures	09/2025	18	5,628	100	27	0
Euro STOXX Bank September Futures	09/2025	1,695	20,116	(67)	295	(5)
Euro-BTP September Futures	09/2025	675	96,209	274	151	(183)
Euro-Oat September Futures	09/2025	66	9,628	(77)	5	(21)
European Climate Exchange December Futures	12/2025	298	24,210	(2,032)	197	(699)
FTSE 100 Index September Futures	09/2025	157	18,942	(221)	102	(47)
FTSE China Index July Futures	07/2025	1,381	18,489	179	17	0
FTSE Taiwan Index July Futures	07/2025	71	5,179	(3)	14	0
FTSE/JSE TOP 40 Index September Futures	09/2025	463	23,480	365	178	(55)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

FTSE/MIB Index September Futures	09/2025	29	6,807	35	75	0
Gas Oil September Futures	09/2025	336	21,941	(1,114)	29	(6)
Hang Seng China Enterprises Index July Futures	07/2025	288	15,902	177	0	(246)
Hang Seng Index July Futures	07/2025	124	19,022	339	0	(213)
IBEX 35 Index July Futures	07/2025	116	19,022	2	251	0
IFSC Nifty 50 Index July Futures	07/2025	438	22,426	437	0	(158)
Lead August Futures	08/2025	288	14,665	265	0	(263)
Lead September Futures	09/2025	108	5,522	(2)	0	(2)
Lean Hogs August Futures	08/2025	431	18,533	393	0	(478)
Live Cattle October Futures	10/2025	193	16,226	387	27	0
MSCI Singapore Index July Futures	07/2025	487	15,751	399	169	0
Natural Gas October Futures	09/2025	344	12,360	(1,214)	0	(901)
New York Harbor August Futures	07/2025	179	17,113	(124)	266	0
New York Harbor October Futures	09/2025	98	9,216	(859)	93	0
Nickel August Futures	08/2025	158	14,348	(493)	0	(268)
Nickel July Futures	07/2025	358	32,348	(972)	0	0
Nikkei 225 Index September Futures	09/2025	110	15,451	895	361	0
Palladium September Futures	09/2025	156	17,271	393	0	(697)
Platinum October Futures	10/2025	371	24,913	1,692	0	(165)
RBOB Gasoline August Futures	07/2025	56	4,874	(242)	6	0
RBOB Gasoline October Futures	09/2025	59	4,684	(407)	2	0
Rotterdam Coal December Futures	12/2025	13	1,427	49	18	0
Rotterdam Coal November Futures	11/2025	13	1,420	42	18	0
Rotterdam Coal October Futures	10/2025	13	1,413	35	16	0
S&P 60 Index September Futures	09/2025	74	17,389	227	104	0
Short Euro-BTP Italy Government Bond September Futures	09/2025	259	32,933	(75)	27	(43)
Silver September Futures	09/2025	142	25,682	(471)	0	(141)
Soybean Oil December Futures	12/2025	509	16,110	228	43	0
SPI 200 Index September Futures	09/2025	223	31,324	(33)	77	(62)
Topix Index September Futures	09/2025	61	12,096	299	225	0
U.S. Treasury 2-Year Note September Futures	09/2025	353	73,432	284	19	0
U.S. Treasury 10-Year Ultra Long-Term Bond September Futures	09/2025	284	32,451	678	138	0
VSTOXX Index July Futures	07/2025	137	299	(16)	0	(9)
WIG20 Index September Futures	09/2025	923	14,474	708	159	0
WTI Crude October Futures	09/2025	404	25,355	(1,604)	0	(57)
Zinc August Futures	08/2025	147	10,101	74	0	(372)
Zinc July Futures	07/2025	234	16,083	782	0	0
Zinc September Futures	09/2025	188	12,938	(53)	0	(147)

				$3,366	$4,434	$(5,690)

SHORT FUTURES CONTRACTS
					Variation Margin(6)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum August Futures	08/2025	484	$(31,445)	$(1,941)	$0	$0
Aluminum July Futures	07/2025	438	(28,446)	(2,481)	0	0
Aluminum September Futures	09/2025	438	(28,471)	(1,049)	0	0
BIST 30 Index August Futures	08/2025	7,888	(23,451)	(1,582)	0	(1,799)
Cocoa September Futures	09/2025	39	(3,179)	173	62	0
Copper September Futures	09/2025	96	(12,198)	(1,744)	97	0
Corn December Futures	12/2025	1,260	(26,807)	78	95	0
Corn September Futures	09/2025	1,571	(32,147)	1,385	177	0
Gold 100 oz. August Futures	08/2025	912	(301,662)	5,712	0	(1,794)
Hard Red Winter Wheat December Futures	12/2025	262	(7,205)	285	88	0
Hard Red Winter Wheat September Futures	09/2025	737	(19,411)	1,420	258	0
Iron Ore August Futures	08/2025	2,296	(21,587)	(190)	60	0
Lead August Futures	08/2025	413	(21,030)	(783)	0	0
Natural Gas October Futures	09/2025	80	(2,382)	19	21	(18)
Nickel August Futures	08/2025	72	(6,539)	259	0	0
Nickel July Futures	07/2025	358	(32,348)	(1,496)	0	0
Nickel September Futures	09/2025	177	(16,138)	(59)	0	(59)
Robusta Coffee September Futures	09/2025	351	(12,706)	2,201	144	0
Soybean Meal December Futures	12/2025	1,378	(39,866)	2,010	0	(110)
Sugar No. 11 October Futures	09/2025	2,070	(37,558)	3,561	1,182	0
U.S. Treasury 5-Year Note September Futures	09/2025	704	(76,736)	(867)	0	(94)
UK Natural Gas August Futures	07/2025	145	(4,771)	119	119	0
Volatility S&P 500 Index July Futures	07/2025	320	(5,988)	171	45	0
Wheat December Futures	12/2025	232	(6,496)	74	35	0
Wheat September Futures	09/2025	552	(14,856)	771	69	0
Wheat September Futures	09/2025	2,024	(23,246)	1,572	119	(89)
White Sugar October Futures	09/2025	660	(15,348)	(114)	297	0
WTI Crude September Futures	08/2025	243	(15,516)	(755)	53	0
Zinc August Futures	08/2025	291	(19,997)	(752)	0	0
Zinc July Futures	07/2025	234	(16,083)	(980)	0	0
Zinc September Futures	09/2025	234	(16,103)	(748)	0	0

				$4,269	$2,921	$(3,963)

Total Futures Contracts				$7,635	$7,355	$(9,653)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
										Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-42 5-Year Index	(1.000)%	Quarterly		12/20/2029		$140,000	$3,600	$(1,521)	$2,079	$0	$(267)
CDX.HY-43 5-Year Index	(5.000)	Quarterly		12/20/2029		84,800	(5,521)	(830)	(6,351)	0	(279)
CDX.IG-43 5-Year Index	(1.000)	Quarterly		12/20/2029		247,500	(4,739)	(910)	(5,649)	0	(123)

							$(6,660)	$(3,261)	$(9,921)	$0	$(669)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly		12/20/2028		$187,700	$(6,807)	$6,004	$(803)	$407	$0
CDX.EM-41 5-Year Index	1.000	Quarterly		06/20/2029		14,700	(345)	208	(137)	32	0
CDX.EM-43 5-Year Index	1.000	Quarterly		06/20/2030		42,700	(1,078)	33	(1,045)	91	0
CDX.HY-44 5-Year Index	5.000	Quarterly		06/20/2030		127,600	6,376	3,417	9,793	448	0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		500,700	9,435	1,807	11,242	277	0
CDX.iTraxx Crossover 43 5-Year Index	5.000	Quarterly		06/20/2030	EUR	22,800	2,337	204	2,541	112	0
CDX.iTraxx Main 43 5-Year Index	1.000	Quarterly		06/20/2030		248,000	6,027	290	6,317	106	(6)

							$15,945	$11,963	$27,908	$1,473	$(6)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.250%	Annual	09/18/2026	GBP	94,200	$1,228	$(890)	$338	$0	$(7)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2027		48,800	(281)	(291)	(572)	7	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2034		21,100	(755)	1,399	644	9	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	09/17/2035		188,900	(1,387)	1,240	(147)	48	(78)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	09/18/2054		17,900	687	(3,713)	(3,026)	0	(56)
Receive(5)	1-Day GBP-SONIO Compounded-OIS	4.250	Annual	09/17/2055		96,100	3,586	903	4,489	272	(25)
Pay(5)	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	13,300,574	444	1,327	1,771	0	(171)
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/17/2035	JPY	3,490,000	653	(63)	590	68	0
Receive(5)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	09/17/2055		4,219,700	1,323	208	1,531	244	0
Pay(5)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030	SGD	304,300	2,021	7,032	9,053	285	0
Receive(5)	1-Day THB-THOR Compounded-OIS	1.750	Quarterly	09/17/2030	THB	1,601,700	(627)	(482)	(1,109)	21	0
Pay(5)	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030		6,952,000	2,533	4,846	7,379	0	(93)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2027		$265,900	(778)	(1,268)	(2,046)	0	(146)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2030		19,600	301	24	325	37	0
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.750	Annual	09/17/2035		309,800	(2,444)	4,306	1,862	1,281	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.500	Annual	09/17/2055		145,200	10,329	(135)	10,194	0	(1,155)
Receive	1-Year BRL-CDI	12.754	Maturity	01/04/2027	BRL	125,800	0	229	229	0	(25)
Receive	1-Year BRL-CDI	12.779	Maturity	01/04/2027		477,300	0	605	605	0	(95)
Receive	1-Year BRL-CDI	13.073	Maturity	01/04/2027		292,000	0	(165)	(165)	0	(58)
Receive	1-Year BRL-CDI	13.120	Maturity	01/04/2027		452,800	0	(293)	(293)	0	(90)
Receive	1-Year BRL-CDI	13.231	Maturity	01/04/2027		411,200	0	(514)	(514)	0	(82)
Pay	1-Year BRL-CDI	13.318	Maturity	01/04/2027		458,200	0	739	739	91	0
Receive	1-Year BRL-CDI	9.870	Maturity	01/02/2029		538,400	2,648	6,043	8,691	0	(528)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	1-Year BRL-CDI	9.955	Maturity	01/02/2029		234,700	0	3,656	3,656	0	(230)
Pay	1-Year BRL-CDI	10.038	Maturity	01/02/2029		331,900	55	(5,082)	(5,027)	324	0
Pay	1-Year BRL-CDI	10.075	Maturity	01/02/2029		112,100	0	(1,659)	(1,659)	109	0
Receive	1-Year BRL-CDI	10.095	Maturity	01/02/2029		461,900	0	6,705	6,705	0	(450)
Pay	1-Year BRL-CDI	10.205	Maturity	01/02/2029		220,800	0	(3,074)	(3,074)	214	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/02/2029		154,531	0	(2,149)	(2,149)	150	0
Receive	1-Year BRL-CDI	10.234	Maturity	01/02/2029		592,700	0	8,141	8,141	0	(575)
Receive	1-Year BRL-CDI	10.276	Maturity	01/02/2029		301,300	79	4,431	4,510	0	(294)
Receive	1-Year BRL-CDI	10.317	Maturity	01/02/2029		212,200	353	2,701	3,054	0	(207)
Receive	1-Year BRL-CDI	10.333	Maturity	01/02/2029		154,000	0	2,006	2,006	0	(149)
Pay	1-Year BRL-CDI	10.386	Maturity	01/02/2029		167,000	(62)	(2,281)	(2,343)	162	0
Receive	1-Year BRL-CDI	10.512	Maturity	01/02/2029		309,700	0	4,203	4,203	0	(300)
Pay	1-Year BRL-CDI	10.567	Maturity	01/02/2029		144,500	0	(1,733)	(1,733)	139	0
Receive	1-Year BRL-CDI	10.583	Maturity	01/02/2029		361,000	0	4,534	4,534	0	(348)
Receive	1-Year BRL-CDI	10.689	Maturity	01/02/2029		1,386,900	0	15,080	15,080	0	(1,328)
Receive	1-Year BRL-CDI	10.804	Maturity	01/02/2029		361,500	0	4,006	4,006	0	(347)
Receive	1-Year BRL-CDI	10.829	Maturity	01/02/2029		178,500	0	1,923	1,923	0	(171)
Pay	1-Year BRL-CDI	10.933	Maturity	01/02/2029		652,800	0	(6,369)	(6,369)	622	0
Receive	1-Year BRL-CDI	10.963	Maturity	01/02/2029		624,600	0	5,823	5,823	0	(594)
Receive	1-Year BRL-CDI	11.060	Maturity	01/02/2029		216,200	0	1,989	1,989	0	(206)
Pay	1-Year BRL-CDI	11.113	Maturity	01/02/2029		100	0	(1)	(1)	0	0
Receive	1-Year BRL-CDI	11.131	Maturity	01/02/2029		181,000	0	1,549	1,549	0	(172)
Pay	1-Year BRL-CDI	11.140	Maturity	01/02/2029		381,700	0	(3,671)	(3,671)	364	0
Pay	1-Year BRL-CDI	11.180	Maturity	01/02/2029		120,200	(185)	(791)	(976)	114	0
Pay	1-Year BRL-CDI	11.344	Maturity	01/02/2029		292,600	0	(2,439)	(2,439)	277	0
Pay	1-Year BRL-CDI	11.394	Maturity	01/02/2029		374,800	0	(3,008)	(3,008)	354	0
Receive	1-Year BRL-CDI	11.460	Maturity	01/02/2029		256,500	0	1,685	1,685	0	(241)
Pay	1-Year BRL-CDI	11.465	Maturity	01/02/2029		133,000	0	(928)	(928)	125	0
Pay	1-Year BRL-CDI	11.542	Maturity	01/02/2029		177,900	0	(1,099)	(1,099)	167	0
Pay	1-Year BRL-CDI	11.550	Maturity	01/02/2029		295,300	0	(1,886)	(1,886)	277	0
Pay	1-Year BRL-CDI	11.695	Maturity	01/02/2029		381,100	0	(2,326)	(2,326)	357	0
Pay	1-Year BRL-CDI	11.790	Maturity	01/02/2029		173,000	0	(865)	(865)	161	0
Pay	1-Year BRL-CDI	11.843	Maturity	01/02/2029		219,000	0	(1,075)	(1,075)	204	0
Pay	1-Year BRL-CDI	11.872	Maturity	01/02/2029		724,000	0	(3,657)	(3,657)	675	0
Pay	1-Year BRL-CDI	11.975	Maturity	01/02/2029		179,700	0	(788)	(788)	167	0
Receive	1-Year BRL-CDI	12.003	Maturity	01/02/2029		207,700	0	901	901	0	(193)
Pay	1-Year BRL-CDI	12.080	Maturity	01/02/2029		136,000	(105)	(383)	(488)	126	0
Pay	1-Year BRL-CDI	12.094	Maturity	01/02/2029		825,100	0	(3,011)	(3,011)	764	0
Pay	1-Year BRL-CDI	12.226	Maturity	01/02/2029		154,100	0	(432)	(432)	142	0
Receive	1-Year BRL-CDI	12.393	Maturity	01/02/2029		142,800	0	366	366	0	(132)
Pay	1-Year BRL-CDI	12.492	Maturity	01/02/2029		165,500	0	(187)	(187)	152	0
Pay	1-Year BRL-CDI	12.597	Maturity	01/02/2029		331,500	0	(160)	(160)	303	0
Receive	1-Year BRL-CDI	12.635	Maturity	01/02/2029		167,200	0	260	260	0	(153)
Pay	1-Year BRL-CDI	12.677	Maturity	01/02/2029		232,000	0	(2)	(2)	211	0
Receive	1-Year BRL-CDI	12.805	Maturity	01/02/2029		176,400	0	142	142	0	(161)
Receive	1-Year BRL-CDI	13.030	Maturity	01/02/2029		159,700	0	(10)	(10)	0	(145)
Pay	1-Year BRL-CDI	13.240	Maturity	01/02/2029		170,400	0	166	166	155	0
Pay	1-Year BRL-CDI	13.705	Maturity	01/02/2029		279,600	0	814	814	251	0
Pay	1-Year BRL-CDI	14.275	Maturity	01/02/2029		282,500	0	1,391	1,391	251	0
Pay	1-Year BRL-CDI	15.343	Maturity	01/02/2029		557,100	0	5,315	5,315	484	0
Pay	1-Year BRL-CDI	13.290	Maturity	01/02/2031		385,600	0	509	509	532	0
Pay	1-Year BRL-CDI	14.055	Maturity	01/02/2031		206,800	352	640	992	280	0
Pay	1-Year BRL-CDI	14.450	Maturity	01/02/2031		106,100	(150)	864	714	142	0
Receive	1-Year BRL-CDI	14.605	Maturity	01/02/2031		683,800	(386)	(4,686)	(5,072)	0	(911)
Receive	1-Year BRL-CDI	14.740	Maturity	01/02/2031		99,500	(64)	(734)	(798)	0	(132)
Pay(5)	3-Month AUD-BBR-BBSW	3.500	Quarterly	09/17/2027	AUD	7,200	7	30	37	16	0
Receive(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/17/2035		1,900	(14)	(29)	(43)	6	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/17/2030	CNY	918,700	727	(584)	143	0	(70)
Receive	3-Month COP-IBR Compounded-OIS	7.927	Quarterly	04/09/2029	COP	80,595,200	0	422	422	4	0
Receive	3-Month COP-IBR Compounded-OIS	8.080	Quarterly	04/11/2029		62,858,200	0	248	248	3	0
Receive	3-Month COP-IBR Compounded-OIS	8.150	Quarterly	04/11/2029		105,781,200	0	356	356	5	0
Receive	3-Month COP-IBR Compounded-OIS	8.435	Quarterly	04/12/2029		291,705,800	(636)	916	280	13	0
Receive	3-Month COP-IBR Compounded-OIS	8.480	Quarterly	04/12/2029		193,000,000	0	113	113	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.567	Quarterly	04/15/2029		165,098,000	0	(22)	(22)	7	0
Receive	3-Month COP-IBR Compounded-OIS	8.449	Quarterly	04/16/2029		186,272,800	0	159	159	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.771	Quarterly	04/18/2029		191,093,000	0	(354)	(354)	8	0
Pay	3-Month COP-IBR Compounded-OIS	7.914	Quarterly	05/24/2029		236,281,800	0	(1,243)	(1,243)	0	(12)
Pay	3-Month COP-IBR Compounded-OIS	8.035	Quarterly	05/28/2029		119,902,200	0	(513)	(513)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	7.370	Quarterly	08/08/2029		173,162,800	0	(1,831)	(1,831)	0	(10)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	3-Month COP-IBR Compounded-OIS	7.335	Quarterly	08/09/2029		113,178,400	0	(1,231)	(1,231)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	7.340	Quarterly	08/09/2029		56,589,100	0	(613)	(613)	0	(3)
Pay	3-Month COP-IBR Compounded-OIS	7.360	Quarterly	08/09/2029		171,465,100	0	(1,828)	(1,828)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	7.400	Quarterly	08/09/2029		113,913,900	0	(1,174)	(1,174)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	7.436	Quarterly	08/12/2029		104,241,100	0	(1,042)	(1,042)	0	(6)
Pay	3-Month COP-IBR Compounded-OIS	7.275	Quarterly	08/13/2029		78,180,800	0	(891)	(891)	0	(4)
Pay	3-Month COP-IBR Compounded-OIS	7.220	Quarterly	08/14/2029		118,933,500	0	(1,412)	(1,412)	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	7.090	Quarterly	08/15/2029		89,351,100	0	(1,162)	(1,162)	0	(5)
Pay	3-Month COP-IBR Compounded-OIS	7.175	Quarterly	08/22/2029		120,467,000	0	(1,476)	(1,476)	0	(7)
Pay	3-Month COP-IBR Compounded-OIS	7.000	Quarterly	09/19/2029		138,354,000	0	(1,895)	(1,895)	0	(8)
Receive	3-Month COP-IBR Compounded-OIS	7.546	Quarterly	10/17/2029		137,953,200	0	1,344	1,344	8	0
Receive	3-Month COP-IBR Compounded-OIS	7.595	Quarterly	10/18/2029		69,142,700	0	643	643	4	0
Receive	3-Month COP-IBR Compounded-OIS	7.650	Quarterly	10/18/2029		69,807,800	0	614	614	4	0
Receive	3-Month COP-IBR Compounded-OIS	7.746	Quarterly	10/21/2029		124,533,800	0	988	988	7	0
Receive	3-Month COP-IBR Compounded-OIS	7.805	Quarterly	10/22/2029		93,400,000	0	690	690	6	0
Receive	3-Month COP-IBR Compounded-OIS	7.930	Quarterly	10/23/2029		115,912,900	0	723	723	7	0
Receive	3-Month COP-IBR Compounded-OIS	8.047	Quarterly	10/24/2029		195,723,000	0	1,009	1,009	11	0
Receive	3-Month COP-IBR Compounded-OIS	8.105	Quarterly	10/25/2029		140,224,800	0	648	648	8	0
Receive	3-Month COP-IBR Compounded-OIS	8.105	Quarterly	10/28/2029		294,005,600	0	1,360	1,360	17	0
Receive	3-Month COP-IBR Compounded-OIS	8.250	Quarterly	10/30/2029		108,582,100	0	357	357	6	0
Receive	3-Month COP-IBR Compounded-OIS	8.180	Quarterly	11/01/2029		107,569,200	0	423	423	6	0
Receive	3-Month COP-IBR Compounded-OIS	8.240	Quarterly	11/05/2029		107,076,000	0	363	363	6	0
Pay	3-Month COP-IBR Compounded-OIS	8.310	Quarterly	03/19/2030		129,354,300	0	(414)	(414)	0	(10)
Pay	3-Month COP-IBR Compounded-OIS	8.470	Quarterly	03/19/2030		110,600,000	0	(186)	(186)	0	(9)
Pay	3-Month COP-IBR Compounded-OIS	8.225	Quarterly	06/18/2030		307,054,300	(443)	(936)	(1,379)	0	(30)
Receive	3-Month COP-IBR Compounded-OIS	3.554	Annual	06/11/2030	CZK	1,056,600	0	178	178	160	0
Receive	3-Month COP-IBR Compounded-OIS	3.585	Annual	06/12/2030		1,103,400	31	81	112	167	0
Pay	3-Month COP-IBR Compounded-OIS	6.270	Annual	05/22/2029	HUF	25,722,600	762	(205)	557	86	0
Pay(5)	3-Month HKD-HIBOR	3.500	Quarterly	09/17/2030	HKD	655,620	2,107	970	3,077	364	0
Pay	3-Month ILS-TELBOR	0.000	Annual	07/21/2025	ILS	286,000	(10)	(951)	(961)	0	(11)
Receive	3-Month ILS-TELBOR	0.000	Annual	07/21/2025		286,000	10	952	962	9	0
Pay	3-Month ILS-TELBOR	3.908	Annual	04/21/2030		286,000	(45)	347	302	111	0
Receive	3-Month ILS-TELBOR	4.170	Annual	05/23/2030		123,600	127	(694)	(567)	0	(118)
Pay(5)	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	160,543,075	289	(197)	92	0	(16)
Receive	3-Month PLN-WIBOR	4.715	Annual	10/10/2029	PLN	208,000	0	(2,401)	(2,401)	30	0
Receive	3-Month PLN-WIBOR	4.770	Annual	10/17/2029		462,800	736	(6,473)	(5,737)	70	0
Receive	3-Month PLN-WIBOR	4.904	Annual	12/20/2029		366,800	184	(5,512)	(5,328)	59	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030		159,100	(51)	1,032	981	0	(25)
Receive	3-Month PLN-WIBOR	4.910	Annual	02/10/2030		157,700	13	(1,094)	(1,081)	24	0
Pay	3-Month PLN-WIBOR	4.695	Annual	03/28/2030		404,700	0	1,826	1,826	0	(55)
Pay	3-Month PLN-WIBOR	4.665	Annual	03/31/2030		129,300	0	538	538	0	(17)
Pay	3-Month PLN-WIBOR	4.670	Annual	03/31/2030		17,200	0	73	73	0	(2)
Pay	3-Month PLN-WIBOR	4.692	Annual	03/31/2030		116,400	0	524	524	0	(16)
Receive(5)	3-Month PLN-WIBOR	3.952	Annual	07/29/2030		244,865	530	230	760	36	0
Pay(5)	3-Month TWD-TAB	1.750	Quarterly	09/17/2030	TWD	4,219,700	1,195	163	1,358	0	(38)
Pay	3-Month ZAR-JIBAR	8.330	Quarterly	07/27/2028	ZAR	633,600	0	1,338	1,338	56	0
Pay	3-Month ZAR-JIBAR	8.220	Quarterly	08/30/2028		1,336,800	0	2,612	2,612	124	0
Pay	3-Month ZAR-JIBAR	8.205	Quarterly	08/31/2028		120,100	0	232	232	11	0
Receive	3-Month ZAR-JIBAR	8.220	Quarterly	08/31/2028		2,590,400	3,334	(8,398)	(5,064)	0	(241)
Pay	3-Month ZAR-JIBAR	8.225	Quarterly	08/31/2028		1,033,600	0	2,029	2,029	96	0
Receive	3-Month ZAR-JIBAR	9.090	Quarterly	09/28/2028		2,653,600	22	(8,947)	(8,925)	0	(278)
Pay	3-Month ZAR-JIBAR	8.355	Quarterly	11/03/2028		2,116,900	(125)	4,915	4,790	219	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	11/06/2028		1,355,200	0	3,082	3,082	141	0
Pay	3-Month ZAR-JIBAR	8.352	Quarterly	11/09/2028		3,142,900	825	6,280	7,105	328	0
Pay	3-Month ZAR-JIBAR	8.250	Quarterly	11/22/2028		1,351,100	92	2,717	2,809	143	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Receive	3-Month ZAR-JIBAR	8.130	Quarterly	01/25/2029		3,412,500	385	(6,995)	(6,610)	0	(396)
Receive	3-Month ZAR-JIBAR	8.645	Quarterly	04/02/2029		1,363,400	0	(4,130)	(4,130)	0	(178)
Receive	3-Month ZAR-JIBAR	8.650	Quarterly	04/02/2029		687,500	0	(2,089)	(2,089)	0	(90)
Receive	3-Month ZAR-JIBAR	8.670	Quarterly	04/02/2029		1,369,300	0	(4,216)	(4,216)	0	(178)
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		982,000	0	(2,981)	(2,981)	0	(129)
Receive	3-Month ZAR-JIBAR	8.880	Quarterly	04/11/2029		1,181,400	0	(4,122)	(4,122)	0	(156)
Pay	3-Month ZAR-JIBAR	8.530	Quarterly	05/16/2029		923,900	0	2,557	2,557	122	0
Pay	3-Month ZAR-JIBAR	8.510	Quarterly	05/17/2029		1,894,200	101	5,057	5,158	250	0
Pay	3-Month ZAR-JIBAR	8.541	Quarterly	05/17/2029		1,263,400	0	3,518	3,518	167	0
Pay	3-Month ZAR-JIBAR	8.459	Quarterly	05/22/2029		2,158,300	0	5,656	5,656	286	0
Pay	3-Month ZAR-JIBAR	8.276	Quarterly	06/14/2029		982,300	0	2,214	2,214	135	0
Receive	3-Month ZAR-JIBAR	7.560	Quarterly	08/23/2029		672,800	(16)	(530)	(546)	0	(93)
Pay	3-Month ZAR-JIBAR	7.790	Quarterly	01/31/2030		1,319,600	1,504	113	1,617	199	0
Receive	3-Month ZAR-JIBAR	7.775	Quarterly	03/18/2030		754,700	(267)	(606)	(873)	0	(118)
Receive	6-Month CLP-CHILIBOR	5.650	Semi-Annual	06/01/2028	CLP	37,896,200	0	(1,381)	(1,381)	0	(26)
Receive	6-Month CLP-CHILIBOR	5.699	Semi-Annual	06/01/2028		63,930,000	0	(2,425)	(2,425)	0	(44)
Pay	6-Month CLP-CHILIBOR	5.133	Semi-Annual	06/23/2028		42,954,000	0	888	888	29	0
Pay	6-Month CLP-CHILIBOR	5.160	Semi-Annual	07/13/2028		42,308,500	0	945	945	29	0
Pay	6-Month CLP-CHILIBOR	5.310	Semi-Annual	08/07/2028		40,390,400	0	1,124	1,124	28	0
Receive	6-Month CLP-CHILIBOR	5.455	Semi-Annual	08/16/2028		37,329,300	0	(1,233)	(1,233)	0	(26)
Receive	6-Month CLP-CHILIBOR	5.540	Semi-Annual	08/17/2028		62,110,300	0	(2,240)	(2,240)	0	(44)
Receive	6-Month CLP-CHILIBOR	5.550	Semi-Annual	08/17/2028		62,110,300	0	(2,262)	(2,262)	0	(44)
Receive	6-Month CLP-CHILIBOR	5.490	Semi-Annual	08/18/2028		35,696,400	0	(1,225)	(1,225)	0	(25)
Receive	6-Month CLP-CHILIBOR	5.590	Semi-Annual	08/21/2028		71,214,300	0	(2,697)	(2,697)	0	(50)
Receive	6-Month CLP-CHILIBOR	5.530	Semi-Annual	08/22/2028		36,186,400	0	(1,293)	(1,293)	0	(26)
Receive	6-Month CLP-CHILIBOR	5.631	Semi-Annual	08/23/2028		85,645,900	0	(3,370)	(3,370)	0	(62)
Receive	6-Month CLP-CHILIBOR	5.750	Semi-Annual	09/28/2028		3,465,400	(123)	(28)	(151)	0	(3)
Pay	6-Month CLP-CHILIBOR	5.655	Semi-Annual	11/08/2028		43,000,000	0	1,740	1,740	32	0
Pay	6-Month CLP-CHILIBOR	5.475	Semi-Annual	11/13/2028		58,866,200	0	2,007	2,007	42	0
Pay	6-Month CLP-CHILIBOR	5.540	Semi-Annual	11/14/2028		24,248,300	40	845	885	17	0
Pay	6-Month CLP-CHILIBOR	4.945	Semi-Annual	12/06/2028		41,321,800	0	639	639	28	0
Pay	6-Month CLP-CHILIBOR	4.886	Semi-Annual	12/11/2028		58,952,800	0	790	790	39	0
Pay	6-Month CLP-CHILIBOR	4.899	Semi-Annual	12/11/2028		28,746,500	0	399	399	19	0
Pay	6-Month CLP-CHILIBOR	5.009	Semi-Annual	12/12/2028		90,439,600	0	1,604	1,604	61	0
Pay	6-Month CLP-CHILIBOR	4.649	Semi-Annual	12/20/2028		56,499,300	25	275	300	37	0
Pay	6-Month CLP-CHILIBOR	4.517	Semi-Annual	02/01/2029		38,802,000	0	(86)	(86)	25	0
Pay	6-Month CLP-CHILIBOR	4.439	Semi-Annual	02/02/2029		66,291,000	0	(355)	(355)	43	0
Pay	6-Month CLP-CHILIBOR	4.398	Semi-Annual	02/06/2029		52,148,000	0	(366)	(366)	32	0
Receive	6-Month CLP-CHILIBOR	4.815	Semi-Annual	02/15/2029		67,641,700	0	(666)	(666)	0	(43)
Receive	6-Month CLP-CHILIBOR	4.810	Semi-Annual	02/16/2029		39,267,900	0	(379)	(379)	0	(25)
Receive	6-Month CLP-CHILIBOR	4.965	Semi-Annual	03/01/2029		202,464,900	(36)	(3,223)	(3,259)	0	(138)
Pay	6-Month CLP-CHILIBOR	5.000	Semi-Annual	03/04/2029		9,789,000	(67)	238	171	7	0
Receive	6-Month CLP-CHILIBOR	4.970	Semi-Annual	03/25/2029		125,928,100	0	(2,041)	(2,041)	0	(86)
Receive	6-Month CLP-CHILIBOR	5.200	Semi-Annual	04/04/2029		81,405,600	0	(2,072)	(2,072)	0	(58)
Pay	6-Month CLP-CHILIBOR	4.869	Semi-Annual	05/09/2029		73,022,400	0	896	896	50	0
Pay	6-Month CLP-CHILIBOR	4.900	Semi-Annual	06/10/2029		38,418,200	0	522	522	27	0
Receive	6-Month CLP-CHILIBOR	5.270	Semi-Annual	06/25/2029		34,100,000	0	(959)	(959)	0	(25)
Receive	6-Month CLP-CHILIBOR	5.350	Semi-Annual	06/28/2029		42,899,000	0	(1,409)	(1,409)	0	(25)
Pay	6-Month CLP-CHILIBOR	4.740	Semi-Annual	08/07/2029		23,921,300	0	134	134	16	0

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Pay	6-Month CLP-CHILIBOR	4.760	Semi-Annual	08/08/2029		59,080,000	0	386	386	41	0
Pay	6-Month CLP-CHILIBOR	4.800	Semi-Annual	08/08/2029		39,546,100	0	329	329	27	0
Pay	6-Month CLP-CHILIBOR	4.840	Semi-Annual	08/12/2029		113,356,600	0	1,143	1,143	77	0
Pay	6-Month CLP-CHILIBOR	4.920	Semi-Annual	08/12/2029		22,671,200	0	310	310	16	0
Pay	6-Month CLP-CHILIBOR	4.798	Semi-Annual	08/13/2029		67,565,800	0	552	552	45	0
Pay	6-Month CLP-CHILIBOR	4.725	Semi-Annual	08/20/2029		47,647,600	0	235	235	31	0
Pay	6-Month CLP-CHILIBOR	4.480	Semi-Annual	09/10/2029		79,722,100	0	(477)	(477)	53	0
Receive	6-Month CLP-CHILIBOR	4.375	Semi-Annual	10/01/2029		33,459,400	0	354	354	0	(23)
Receive	6-Month CLP-CHILIBOR	4.860	Semi-Annual	10/28/2029		54,174,200	0	(600)	(600)	0	(40)
Receive	6-Month CLP-CHILIBOR	4.870	Semi-Annual	10/29/2029		26,834,100	0	(309)	(309)	0	(20)
Receive	6-Month CLP-CHILIBOR	4.940	Semi-Annual	10/30/2029		37,466,300	15	(569)	(554)	0	(28)
Receive	6-Month CLP-CHILIBOR	5.000	Semi-Annual	11/04/2029		20,856,900	0	(361)	(361)	0	(16)
Receive	6-Month CLP-CHILIBOR	5.013	Semi-Annual	11/04/2029		53,044,200	0	(947)	(947)	0	(40)
Receive	6-Month CLP-CHILIBOR	4.975	Semi-Annual	11/05/2029		27,189,600	0	(440)	(440)	0	(21)
Receive	6-Month CLP-CHILIBOR	5.010	Semi-Annual	11/05/2029		80,561,800	0	(1,430)	(1,430)	0	(61)
Receive	6-Month CLP-CHILIBOR	5.285	Semi-Annual	12/24/2029		21,848,800	0	(650)	(650)	0	(19)
Receive	6-Month CLP-CHILIBOR	5.500	Semi-Annual	03/19/2030		92,857,100	(46)	(3,799)	(3,845)	0	(87)
Pay	6-Month CLP-CHILIBOR	4.650	Semi-Annual	06/18/2030		256,625,800	25	(71)	(46)	235	0
Pay	6-Month CLP-CHILIBOR	4.800	Semi-Annual	06/18/2030		71,342,610	139	367	506	66	0
Receive	6-Month CLP-CHILIBOR	4.860	Semi-Annual	06/18/2030		29,571,000	0	(291)	(291)	0	(27)
Pay	6-Month CLP-CHILIBOR	4.950	Semi-Annual	06/18/2030		26,442,800	0	376	376	25	0
Pay	6-Month CLP-CHILIBOR	5.150	Semi-Annual	06/18/2030		39,000,000	(45)	977	932	37	0
Receive	6-Month CZK-PRIBOR	3.489	Annual	10/30/2029	CZK	935,200	74	(636)	(562)	129	0
Receive	6-Month CZK-PRIBOR	3.365	Annual	11/28/2029		1,137,300	722	(1,091)	(369)	160	0
Pay	6-Month CZK-PRIBOR	3.470	Annual	02/05/2030		2,309,300	(20)	(810)	(830)	0	(331)
Pay	6-Month CZK-PRIBOR	3.550	Annual	03/07/2030		688,900	467	(587)	(120)	0	(99)
Receive	6-Month CZK-PRIBOR	3.340	Annual	01/06/2032		1,460,900	6,237	(4,624)	1,613	247	0
Pay	6-Month CZK-PRIBOR	4.420	Annual	05/05/2032		78,800	129	36	165	0	(14)
Pay	6-Month CZK-PRIBOR	4.195	Annual	03/21/2033		1,347,300	34	1,934	1,968	0	(260)
Pay	6-Month CZK-PRIBOR	4.220	Annual	03/21/2033		576,800	0	891	891	0	(111)
Receive	6-Month CZK-PRIBOR	4.420	Annual	06/01/2033		1,567,100	(274)	(3,127)	(3,401)	316	0
Pay	6-Month CZK-PRIBOR	4.455	Annual	06/01/2033		135,900	265	46	311	0	(27)
Receive	6-Month CZK-PRIBOR	4.638	Annual	10/03/2033		1,869,500	(872)	(6,801)	(7,673)	384	0
Pay	6-Month CZK-PRIBOR	4.280	Annual	11/08/2033		1,601,900	716	3,682	4,398	0	(335)
Pay	6-Month CZK-PRIBOR	4.020	Annual	11/22/2033		935,300	49	1,610	1,659	0	(196)
Receive	6-Month CZK-PRIBOR	4.060	Annual	04/17/2034		482,200	0	(448)	(448)	104	0
Receive	6-Month CZK-PRIBOR	4.155	Annual	04/17/2034		720,000	0	(919)	(919)	156	0
Receive	6-Month CZK-PRIBOR	4.290	Annual	04/18/2034		650,900	(1,045)	(105)	(1,150)	142	0
Receive	6-Month CZK-PRIBOR	4.300	Annual	04/18/2034		344,100	0	(621)	(621)	75	0
Pay	6-Month CZK-PRIBOR	3.545	Annual	07/16/2034		1,123,000	134	(369)	(235)	0	(247)
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	64,400	1	12	13	12	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		151,700	(4,946)	(860)	(5,806)	0	(331)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		106,900	9,957	3,133	13,090	371	(20)
Receive	6-Month HUF-BBR	6.530	Annual	04/08/2029	HUF	8,896,400	0	(411)	(411)	0	(23)
Receive	6-Month HUF-BBR	6.560	Annual	04/08/2029		6,842,100	0	(337)	(337)	0	(17)
Receive	6-Month HUF-BBR	6.800	Annual	04/16/2029		13,186,700	0	(981)	(981)	0	(36)
Receive	6-Month HUF-BBR	6.830	Annual	04/17/2029		13,016,100	0	(1,009)	(1,009)	0	(36)
Receive	6-Month HUF-BBR	7.100	Annual	04/19/2029		12,189,200	0	(1,287)	(1,287)	0	(36)
Receive	6-Month HUF-BBR	7.000	Annual	04/22/2029		12,447,400	(799)	(388)	(1,187)	0	(37)
Receive	6-Month HUF-BBR	7.088	Annual	04/22/2029		20,000,000	0	(2,090)	(2,090)	0	(60)
Pay	6-Month HUF-BBR	6.250	Annual	05/21/2029		12,888,800	0	249	249	42	0
Pay	6-Month HUF-BBR	6.281	Annual	05/22/2029		14,883,700	0	339	339	50	0
Pay	6-Month HUF-BBR	5.825	Annual	07/17/2029		10,043,600	0	538	538	42	0
Pay	6-Month HUF-BBR	5.700	Annual	07/18/2029		11,345,600	0	433	433	47	0
Pay	6-Month HUF-BBR	5.722	Annual	07/18/2029		7,649,500	0	314	314	32	0
Pay	6-Month HUF-BBR	5.820	Annual	07/22/2029		11,148,400	0	589	589	46	0
Pay	6-Month HUF-BBR	5.842	Annual	07/22/2029		24,947,900	0	1,389	1,389	103	0
Pay	6-Month HUF-BBR	5.850	Annual	07/22/2029		2,939,400	0	167	167	12	0
Pay	6-Month HUF-BBR	5.545	Annual	08/02/2029		2,920,100	0	51	51	11	0
Pay	6-Month HUF-BBR	5.550	Annual	08/02/2029		20,000,000	0	365	365	78	0
Pay	6-Month HUF-BBR	5.300	Annual	08/07/2029		9,054,900	0	(135)	(135)	34	0
Pay	6-Month HUF-BBR	5.340	Annual	08/08/2029		520,500	0	(5)	(5)	2	0
Receive	6-Month HUF-BBR	6.090	Annual	10/21/2029		15,420,200	0	(1,365)	(1,365)	0	(59)
Receive	6-Month HUF-BBR	6.079	Annual	10/22/2029		48,002,600	1,788	(5,946)	(4,158)	0	(185)
Receive	6-Month HUF-BBR	6.118	Annual	10/22/2029		20,560,000	0	(1,883)	(1,883)	0	(80)
Receive	6-Month HUF-BBR	6.310	Annual	10/24/2029		11,600,000	0	(1,354)	(1,354)	0	(46)
Receive	6-Month HUF-BBR	6.550	Annual	10/25/2029		50,640,300	400	(7,878)	(7,478)	0	(204)
Receive	6-Month HUF-BBR	6.650	Annual	03/13/2030		38,944,500	(1,654)	(869)	(2,523)	0	(183)
Pay	6-Month HUF-BBR	6.063	Annual	04/24/2030		7,301,100	0	(60)	(60)	35	0
Pay	6-Month HUF-BBR	6.080	Annual	04/24/2030		29,014,900	65	(241)	(176)	138	0
Pay	6-Month HUF-BBR	5.970	Annual	04/25/2030		5,986,700	0	(119)	(119)	28	0
Pay	6-Month HUF-BBR	5.975	Annual	04/25/2030		7,408,000	0	(143)	(143)	35	0
Pay	6-Month HUF-BBR	5.981	Annual	04/25/2030		8,050,300	0	(149)	(149)	38	0
Pay	6-Month HUF-BBR	6.010	Annual	04/25/2030		1,092,000	0	(16)	(16)	5	0
Pay	6-Month HUF-BBR	6.030	Annual	04/25/2030		8,385,000	0	(103)	(103)	40	0
Pay	6-Month HUF-BBR	6.025	Annual	04/29/2030		25,509,800	0	(328)	(328)	122	0
Pay	6-Month HUF-BBR	5.850	Annual	05/06/2030		14,711,600	0	(508)	(508)	72	0
Pay	6-Month PLN-WIBOR	4.270	Annual	08/08/2029	PLN	243,300	0	1,228	1,228	0	(40)
Pay	6-Month PLN-WIBOR	4.283	Annual	08/08/2029		243,300	0	1,267	1,267	0	(40)
Pay	6-Month PLN-WIBOR	4.495	Annual	08/12/2029		156,700	384	844	1,228	0	(25)
Receive	6-Month PLN-WIBOR	4.560	Annual	09/02/2029		122,300	302	(1,369)	(1,067)	19	0
Pay	6-Month PLN-WIBOR	4.495	Annual	11/22/2029		493,600	(22)	4,624	4,602	0	(91)
Pay	6-Month PLN-WIBOR	4.513	Annual	11/25/2029		251,500	0	2,409	2,409	0	(46)
Receive	28-Day MXN-TIIE	9.480	Lunar	12/16/2025	MXN	834,000	1	(301)	(300)	0	(5)
Pay	28-Day MXN-TIIE	9.415	Lunar	12/25/2025		175,100	0	62	62	1	0
Pay(5)	28-Day MXN-TIIE	9.415	Lunar	10/25/2029		175,100	101	374	475	24	0
Pay	28-Day MXN-TIIE	8.500	Lunar	03/13/2030		2,273,600	369	3,701	4,070	354	0
Pay	28-Day MXN-TIIE	9.100	Lunar	03/13/2030		607,000	794	1,076	1,870	96	0
Receive	28-Day MXN-TIIE	7.775	Lunar	06/12/2030		528,100	44	(151)	(107)	0	(85)
Receive	28-Day MXN-TIIE	8.090	Lunar	06/12/2030		1,343,900	(989)	(229)	(1,218)	0	(219)
Receive(5)	28-Day MXN-TIIE	9.480	Lunar	10/10/2034		834,000	(584)	(2,668)	(3,252)	0	(207)
Pay	28-Day MXN-TIIE	9.100	Lunar	12/06/2034		888,000	1,865	1,487	3,352	230	0
Pay	28-Day MXN-TIIE	8.700	Lunar	03/07/2035		800,900	(40)	1,882	1,842	208	0
Pay(5)	CAONREPO	2.750	Semi-Annual	09/15/2027	CAD	196,400	979	(130)	849	37	0
Receive(5)	CAONREPO	2.750	Semi-Annual	09/15/2030		73,000	46	(371)	(325)	0	(72)
Pay(5)	CAONREPO	3.000	Semi-Annual	09/15/2035		136,400	1,478	(1,368)	110	362	0
Receive(5)	CAONREPO	3.000	Semi-Annual	09/15/2055		133,500	345	3,083	3,428	0	(809)
Pay	CPURNSA	2.500	Maturity	03/29/2033		$86,600	(258)	(290)	(548)	12	0
Receive	CPURNSA	2.525	Maturity	06/07/2033		21,100	121	(59)	62	0	(5)
Receive	CPURNSA	2.595	Maturity	07/12/2033		65,500	0	(307)	(307)	0	(17)

							$47,033	$(11,946)	$35,087	$20,344	$(18,178)

Total Swap Agreements							$56,318	$(3,244)	$53,074	$21,817	$(18,853)

(e)

Securities with an aggregate market value of $13,339 and cash of $179,292 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of June 30, 2025.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin liability of $(600) for closed futures and unsettled variation margin asset of $58 and liability of $(40) for closed swap agreements is outstanding at period end.

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

(f)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	07/2025	AUD	38,529		$25,028	$0	$(329)
	07/2025	CHF	59		74	0	0
	07/2025	CNH	83,364		11,571	0	(88)
	07/2025	GBP	809		1,110	0	0
	07/2025	NZD	47,083		28,335	0	(365)
	07/2025		$20	CAD	27	0	0
	08/2025	CAD	27		$20	0	0
	08/2025	CNH	83,377		11,563	0	(129)
	08/2025		$25,043	AUD	38,529	331	0
	08/2025		74	CHF	59	1	0
	08/2025		9,708	CNH	69,326	14	0
	08/2025		1,110	GBP	809	0	0
	08/2025		28,365	NZD	47,083	364	0
BOA	07/2025	EUR	24,756		$28,149	0	(1,012)
	07/2025	PHP	322,697		5,740	12	0
	07/2025	SGD	327		255	0	(2)
	07/2025		$1,148	GBP	846	13	0
	07/2025		178	ILS	604	1	0
	07/2025		1,680	PLN	6,132	20	0
	08/2025	HUF	11,644		$32	0	(2)
	08/2025		$49,928	CZK	1,069,674	1,112	0
	08/2025		132	HUF	47,171	7	0
	08/2025		255	SGD	326	2	0
	09/2025	PEN	56,177		$15,152	0	(672)
BPS	07/2025	BRL	139,241		25,516	0	(113)
	07/2025	IDR	75,028,820		4,592	0	(34)
	07/2025	TRY	14,160		352	0	(2)
	07/2025	TWD	458,938		14,121	0	(1,680)
	07/2025		$24,419	BRL	139,241	1,209	0
	07/2025		14	KRW	18,887	0	0
	07/2025		1,273	THB	42,074	23	0
	07/2025		176	TWD	5,131	0	0
	08/2025	CZK	4,928		$221	0	(14)
	08/2025	HUF	8,050,579		23,014	0	(653)
	08/2025	TRY	315		8	0	0
	08/2025	TWD	592,947		18,174	0	(2,439)
	08/2025		$8,594	CNH	61,384	14	0
	08/2025		5,761	INR	500,716	69	0
	08/2025		2	JPY	255	0	0
	09/2025	INR	9,864,328		$113,500	0	(1,187)
	09/2025	MXN	184,854		9,700	0	(72)
	09/2025	PHP	894,415		15,700	0	(156)
	09/2025		$7,900	CZK	166,355	44	0
	09/2025		16,194	EUR	13,875	233	0
	09/2025		34,476	IDR	558,974,435	42	(1)
	09/2025		7,000	PLN	25,664	107	0
	09/2025		14,600	THB	470,066	0	(56)
BRC	07/2025	EUR	684		$789	0	(17)
	07/2025	GBP	181,547		246,635	0	(2,565)
	07/2025	ILS	123,967		36,682	0	(122)
	07/2025	KRW	211,549		154	0	(3)
	07/2025	PLN	35,231		9,426	0	(347)
	07/2025	TRY	55,366		1,357	0	(12)
	07/2025		$1,947	GBP	1,423	7	(2)
	07/2025		65,900	HKD	515,582	0	(126)
	07/2025		70,850	ILS	246,675	2,387	0
	07/2025		115	JPY	16,496	0	0
	07/2025		329	KRW	452,386	5	0
	07/2025		7,272	NOK	74,074	77	0
	07/2025		74,220	NZD	122,300	328	0
	07/2025		2,272	TRY	92,399	26	0
	07/2025		31,799	ZAR	574,540	603	0
	08/2025	CZK	48,629		$2,187	0	(134)
	08/2025	GBP	614		836	0	(7)
	08/2025	THB	42		1	0	0
	08/2025		$157,233	GBP	115,545	1,393	0
	08/2025		3,483	TRY	144,592	39	0
	09/2025	PEN	264		$72	0	(2)
	09/2025		$25,200	CHF	19,941	174	0
	09/2025		20,977	EUR	18,237	614	0
	09/2025		17,520	GBP	12,937	248	0
	09/2025		6,300	HUF	2,211,158	191	0
	09/2025		30,900	NZD	51,200	389	0
	09/2025		52,834	PEN	193,004	1,532	0
	09/2025		6,700	PLN	24,855	183	0
CBK	07/2025	BRL	386,205		$69,049	0	(2,035)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	CAD	92		67	0	(1)
	07/2025	GBP	443		603	0	(5)
	07/2025	IDR	135,803,611		8,339	0	(34)
	07/2025	NOK	141,255		14,273	259	0
	07/2025	PHP	621,081		11,042	17	0
	07/2025	TWD	690,860		21,240	0	(2,546)
	07/2025		$67,520	BRL	386,205	3,564	0
	07/2025		1,345	EUR	1,169	32	0
	07/2025		14,084	KRW	19,309,778	199	0
	07/2025		66,206	THB	2,201,647	1,587	0
	07/2025		108,530	TWD	3,229,367	2,656	0
	08/2025	CNH	26,541		$3,692	0	(29)
	08/2025	INR	72,062		837	0	(2)
	08/2025	TWD	1,131,558		34,644	0	(4,694)
	08/2025		$85,533	COP	356,695,550	1,323	0
	08/2025		36,431	INR	3,140,633	149	(17)
	09/2025		13,600	COP	56,045,600	0	(26)
	12/2025		19,845	PEN	73,463	799	0
CIB	07/2025		47,247	GBP	34,873	622	0
	08/2025		258	HUF	89,994	6	0
DUB	07/2025	EUR	26,995		$31,317	0	(482)
	07/2025		$22,937	EUR	19,771	353	0
	07/2025		34,562	ILS	119,790	1,002	0
	07/2025		549	SGD	707	7	0
	08/2025	EUR	19,728		$22,937	0	(353)
	08/2025	THB	647,751		19,942	0	(56)
	08/2025		$14	CNH	100	0	0
	08/2025		31,317	EUR	26,936	481	0
	08/2025		19,994	INR	1,725,281	92	0
	09/2025		22,421	IDR	364,341,250	78	0
	09/2025		0	MXN	4	0	0
FAR	07/2025	AUD	102,298		$66,002	0	(1,325)
	07/2025	CHF	66,201		81,998	0	(1,436)
	07/2025	CNH	42,406		5,901	0	(30)
	07/2025	JPY	1,208,634		8,303	0	(90)
	07/2025	SGD	374		293	0	(2)
	07/2025		$112,336	JPY	16,115,421	0	(427)
	07/2025		69,303	PLN	255,588	1,581	0
	07/2025		56,493	SEK	541,099	700	0
	07/2025		566	SGD	729	7	0
	08/2025		57,738	CHF	46,033	519	0
	08/2025		9,054	CNH	64,789	31	0
	08/2025		9,555	INR	826,305	65	0
	08/2025		8,303	JPY	1,204,189	90	0
	08/2025		1,336	SGD	1,699	4	0
	09/2025	PEN	15,773		$4,276	0	(167)
	09/2025		$98,933	MXN	1,926,368	2,899	0
GLM	07/2025	BRL	140,599		$25,498	0	(381)
	07/2025	IDR	14,851,263		911	0	(4)
	07/2025	SGD	102		80	0	0
	07/2025		$25,764	BRL	140,599	114	0
	07/2025		44,323	MYR	187,621	211	0
	07/2025		234	ZAR	4,196	3	0
	08/2025		96,549	HUF	34,974,444	6,268	0
	08/2025		80	SGD	101	0	0
	09/2025		32,098	BRL	179,728	452	0
	09/2025		9,500	MXN	182,832	165	0
	09/2025	ZAR	112,515		$6,300	0	(20)
IND	07/2025	SEK	621,888		65,735	3	0
	08/2025		$65,735	SEK	620,551	0	(4)
JPM	07/2025	BRL	88,670		$15,549	0	(771)
	07/2025	CNH	80,344		11,132	0	(104)
	07/2025	PLN	361,205		96,437	0	(3,758)
	07/2025	SGD	5,249		4,087	0	(41)
	07/2025	TWD	469,429		14,452	1	(1,710)
	07/2025		$91,940	AUD	140,827	745	0
	07/2025		16,249	BRL	88,670	72	0
	07/2025		81,703	CHF	66,289	1,843	0
	07/2025		279	ILS	944	1	0
	07/2025		24,483	KRW	33,243,834	106	0
	07/2025		40,694	PHP	2,273,053	0	(345)
	07/2025		124,715	PLN	460,969	3,129	0
	07/2025		8,440	SEK	80,000	16	0
	07/2025		177	TWD	5,103	0	(1)
	07/2025		9,358	ZAR	167,233	74	0
	08/2025	CNH	76,076		$10,546	0	(122)
	08/2025	EUR	989		1,162	0	(6)
	08/2025	GBP	225		308	0	(1)
	08/2025	INR	1,197,797		13,949	5	0
	08/2025	TWD	555,915		16,983	0	(2,343)
	08/2025		$9,183	CNH	65,656	24	0
	08/2025		6,441	INR	558,455	61	0
	08/2025		167	SGD	213	1	0
MBC	07/2025	CAD	342,261		$249,117	0	(2,223)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

	07/2025	CHF	28		35	0	(1)
	07/2025	CNH	38,517		5,345	0	(42)
	07/2025	EUR	2,630		3,043	0	(55)
	07/2025	GBP	4,052		5,483	0	(80)
	07/2025	HKD	533,081		68,153	146	0
	07/2025	IDR	12,470,320		768	0	(1)
	07/2025	NZD	75,217		44,864	0	(984)
	07/2025	PLN	173,915		46,453	0	(1,789)
	07/2025	SGD	17,797		13,838	0	(160)
	07/2025	TWD	249,024		7,641	0	(933)
	07/2025		$252,524	CAD	342,306	0	(1,152)
	07/2025		2,202	EUR	1,930	72	0
	07/2025		1,642	GBP	1,214	24	0
	07/2025		4,350	JPY	624,829	0	(11)
	07/2025		22,980	PHP	1,283,062	0	(205)
	07/2025		233	PLN	855	4	0
	07/2025		33,392	THB	1,105,191	639	0
	08/2025	CNH	38,624		$5,346	0	(70)
	08/2025	EUR	274		322	0	(1)
	08/2025	THB	1,103,782		34,167	90	0
	08/2025	TWD	440,330		13,458	0	(1,850)
	08/2025		$95,398	CAD	130,915	903	0
	08/2025		276	HUF	98,589	13	0
	08/2025		9	JPY	1,358	0	0
	08/2025		4,409	SGD	5,688	76	0
	09/2025	CLP	11,767,880		$12,543	0	(87)
	09/2025		$3	IDR	48,792	0	0
MYI	07/2025	HKD	360		$46	0	0
	07/2025	JPY	15,369,337		106,290	0	(438)
	07/2025	NOK	573,032		56,809	0	(43)
	07/2025		$36,101	EUR	31,207	660	0
	07/2025		2,520	JPY	364,043	8	0
	07/2025		362	PLN	1,336	8	0
	07/2025		18,414	SGD	23,589	138	0
	08/2025		9,224	CNH	66,037	36	0
	08/2025		57	HUF	20,104	3	0
	08/2025		2,789	JPY	404,943	34	0
	08/2025		56,809	NOK	572,927	44	0
	09/2025	COP	29,290,538		$7,102	8	0
NGF	07/2025	IDR	384,811,166		23,608	0	(120)
	08/2025		$972	TRY	40,596	11	0
SCX	07/2025	IDR	69,068,459		$4,239	0	(20)
	07/2025	JPY	4,528		31	0	0
	07/2025	SGD	1,135		880	0	(13)
	07/2025		$526	ILS	1,822	15	0
	07/2025		59,206	TWD	1,723,422	130	0
	08/2025	TWD	263,379		$8,072	0	(1,084)
	08/2025		$15,927	CNH	113,772	27	0
	08/2025		6,743	INR	578,880	0	(3)
	08/2025		31	JPY	4,511	0	0
	08/2025		880	SGD	1,133	13	0
SOG	07/2025	JPY	670,814		$4,647	0	(11)
	07/2025	NOK	59,660		5,942	23	0
	07/2025		$287	RON	1,259	5	0
	08/2025	CZK	8,585		$398	0	(12)
	08/2025		$4,544	HUF	1,647,635	300	0
	08/2025		39	INR	3,336	0	0
	08/2025		4,647	JPY	668,352	11	0
	08/2025		5,942	NOK	59,649	0	(23)
SSB	07/2025		15	CAD	21	0	0
	07/2025		200,767	GBP	148,270	2,755	0
	07/2025		1,097	SGD	1,400	4	0
	08/2025	CAD	21		$15	0	0
	08/2025	GBP	443		607	0	(1)
	12/2025	PEN	8,022		2,169	0	(84)
UAG	07/2025	CLP	45,573,360		48,706	0	(212)
	07/2025		$92,991	CLP	87,308,897	727	0
	07/2025		5,052	ILS	18,127	330	0
	07/2025		927	JPY	134,142	5	0
	07/2025		68,916	NOK	699,851	518	0
	07/2025		217	RON	955	4	0
	07/2025		5,282	THB	175,491	122	0
	09/2025	MXN	137,798		$7,108	0	(176)

Total Forward Foreign Currency Contracts						$52,136	$(47,595)

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600%	08/12/2025	628,800	$500	$405
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	628,800	503	1

Total Purchased Options	$1,003	$406

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	09/17/2030	MYR	737,700	$164	$2,350	$2,514	$0
GST	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/17/2030	142,600	(340)	(146)	0	(486)
SCX	Receive	3-Month MYR-KLIBOR(2)	3.500	Quarterly	09/17/2030	66,198	(4)	(222)	0	(226)

$(180)	$1,982	$2,514	$(712)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(3)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MEI	Receive	KOSPI2 Index	103,750,000	0.000%	Maturity	09/11/2025	KRW	40,137,960	$0	$2,251	$2,251	$0
Pay	Thailand Equity Index	697,200	0.000	Maturity	09/29/2025	THB	476,652	0	(412)	0	(412)

$0	$1,839	$2,251	$(412)

Total Swap Agreements	$(180)	$3,821	$4,765	$(1,124)

(g)

Securities with an aggregate market value of $18,333 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of June 30, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$25,720	$0	$25,720
Industrials	0	10,152	0	10,152
Utilities	0	12,455	0	12,455
U.S. Government Agencies	0	453,636	0	453,636
Non-Agency Mortgage-Backed Securities	0	6,313	0	6,313
Asset-Backed Securities
Automobile ABS Other	0	376	0	376
Automobile Sequential	0	20,150	0	20,150
CMBS Other	0	995	0	995
Other ABS	0	38,929	300	39,229
Commodities	0	302,249	0	302,249
Short-Term Instruments
Repurchase Agreements	0	248,700	0	248,700
U.S. Treasury Bills	0	62,139	0	62,139

$0	$1,181,814	$300	$1,182,114
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$676,412	$0	$0	$676,412

Total Investments	$676,412	$1,181,814	$300	$1,858,526

Financial Derivative Instruments - Assets

Consolidated Schedule of Investments PIMCO TRENDS Managed Futures Strategy Fund (Cont.)	June 30, 2025 (Unaudited)

Exchange-traded or centrally cleared	7,199	21,973	0	29,172
Over the counter	0	57,307	0	57,307

	$7,199	$79,280	$0	$86,479
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(9,559)	(18,947)	0	(28,506)
Over the counter	0	(48,719)	0	(48,719)

	$(9,559)	$(67,666)	$0	$(77,225)

Total Financial Derivative Instruments	$(2,360)	$11,614	$0	$9,254

Totals	$674,052	$1,193,428	$300	$1,867,780

There were no significant transfers into or out of Level 3 during the period ended June 30, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PIMCO Cayman Commodity Fund I, II, III, VII and VIII, Ltd., and PIMCO Capital Securities Fund (Cayman) Ltd., the Cayman Islands exempted companies, and MLM 766 LLC and MLM 700 LLC, the Delaware limited liability companies, (each a “Subsidiary”) were incorporated as wholly owned subsidiaries acting as investment vehicles for the respective Funds listed below (“Consolidated Funds”) in order to effect certain investments for the Consolidated Funds consistent with each Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information (with respect to the PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO Inflation Response Multi-Asset Fund, PIMCO TRENDS Managed Futures Strategy Fund and PIMCO Preferred and Capital Securities Fund) or Offering Memorandum and Offering Memorandum Supplement (with respect to the PIMCO Income Fund and PIMCO Total Return Fund). Each Consolidated Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of each Consolidated Fund and its respective Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between each Consolidated Fund and its respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the respective Subsidiary and shall confer upon the shareholder rights in a winding up or repayment of capital and the right to participate in the profits or assets of the respective Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of period end of each Subsidiary to its respective Consolidated Fund.

Fund Name	Subsidiary	Date of Incorporation	Subsidiary % of Consolidated Fund Net Assets †
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III, Ltd.	04/14/2010	24.9%
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I, Ltd.	07/21/2006	13.8%
PIMCO Global Core Asset Allocation Fund	PIMCO Cayman Commodity Fund II, Ltd.	11/21/2008	0.6%
PIMCO Income Fund	MLM 766 LLC	04/30/2018	0.0%
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII, Ltd.	08/01/2011	30.1%
PIMCO Preferred and Capital Securities Fund	PIMCO Capital Securities Fund (Cayman) Ltd.	02/04/2015	16.2%
PIMCO Total Return Fund	MLM 700 LLC	05/07/2018	0.0%
PIMCO TRENDS Managed Futures Strategy Fund	PIMCO Cayman Commodity Fund VIII, Ltd.	09/06/2013	30.8%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, each Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that each Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close.

A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by PIMCO to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Notes to Financial Statements (Cont.)

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures, are valued at the settlement price determined by the relevant exchange. Swap agreements and swaptions are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies, (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in each Fund's next calculated NAV. An alternative exchange rate may be obtained from a Pricing Source or an exchange rate may otherwise be determined if believed to be more reflective of the rates at which a Fund may transact.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between fair value Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed-through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds' tax positions for all open tax years. As of June 30, 2025, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund may gain exposure to the commodities markets primarily through Index-linked notes and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that a Fund must derive at least 90% of its gross income from certain qualifying sources of income. The Internal Revenue Service (“IRS”) has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index- linked notes is qualifying income. The IRS has also issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary, which invests primarily in commodity-linked swaps, will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has ceased the issuance of such rulings. In addition, the IRS also issued a revenue procedure, which states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act. The IRS issued in September 2016 proposed regulations that would have generally treated a Fund's income inclusion (under Subpart F of the Code) with respect to the Subsidiary as qualifying income only if there were a distribution during the same taxable year out of the earnings and profits of the Subsidiary attributable to such income inclusion. In March 2019, the IRS issued final regulations (so modifying the proposed regulations) providing that (i) it will not rule on the determination of whether a financial instrument or position is a security under the Act; (ii) any earnings and profits paid out in the same taxable year as earned by a controlled foreign corporation to a Fund is treated as qualifying dividends; and (iii) that income inclusion by a Fund of its Subsidiary's earnings would be treated as other qualifying income if derived with respect to a Fund's business of investing in stock, securities, or currencies.

There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity-linked notes, other commodity-linked derivatives and a Fund's investments in the Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of a Fund's taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a

Notes to Financial Statements (Cont.)

taxable year, the net gain will pass through to the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Core Asset Allocation Fund, PIMCO Inflation Response Multi-Asset Fund and PIMCO TRENDS Managed Futures Strategy Fund, the Fund may be subject to additional tax risk.

4. INVESTMENTS IN AFFILIATES

The Funds listed below invest substantially all or a significant portion of their assets in Institutional Class shares or, as applicable, Class M shares of PIMCO Funds, PIMCO Equity Series, PIMCO ETF Trust and Private Account Portfolio Series affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Funds’ website at www.pimco.com, or upon request, as applicable. The tables below show the transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-RAE PLUS Fund	$2,061,898	$40,531	$(152,063)	$813	$193,155	$2,144,334	$40,530	$0
PIMCO All Asset: Multi-Real Fund	1,794,706	393,845	(405,718)	(32,600)	(25,325)	1,724,908	31,545	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	385,440	92,403	(14,585)	(1,198)	27,151	489,211	7,980	0
PIMCO Emerging Markets Local Currency and Bond Fund	538,055	129,713	(22,581)	(308)	39,961	684,840	10,374	0
PIMCO Extended Duration Fund	151,490	25,644	(46,101)	(1,617)	(5,971)	123,445	1,094	0
PIMCO Government Money Market Fund	67,053	616,838	(617,777)	0	0	66,114	612	0
PIMCO High Yield Fund	364,485	27,994	(26,394)	(310)	5,949	371,724	5,476	0
PIMCO High Yield Spectrum Fund	88,376	1,441	(2,717)	(24)	1,647	88,723	1,443	0
PIMCO Income Fund	142,764	14,733	(17,062)	286	585	141,306	2,180	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	454,160	5,998	(88,570)	3,010	513	375,111	4,579	0
PIMCO Investment Grade Credit Bond Fund	68,353	798	(3,318)	(370)	626	66,089	798	0
PIMCO Long Duration Total Return Fund	173,720	15,418	(47,565)	983	(4,087)	138,469	1,787	0
PIMCO Long-Term Real Return Fund	115,743	1,607	(35,873)	(2,920)	(2,710)	75,847	1,630	0
PIMCO Long-Term U.S. Government Fund	228,899	37,457	(75,891)	(11,808)	6,017	184,674	1,925	0
PIMCO Low Duration Fund	1,289,226	383,876	(472,010)	1,250	1,303	1,203,645	12,633	0
PIMCO RAE Emerging Markets Fund	347,681	14,300	(12,864)	965	35,029	385,111	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	391,037	8,272	(29,456)	(1,677)	(13,636)	354,540	0	0
PIMCO RAE International Fund	121,065	25,320	(3,576)	195	12,774	155,778	0	0
PIMCO RAE PLUS EMG Fund	93,803	2,157	(3,157)	342	6,826	99,971	2,158	0
PIMCO RAE PLUS International Fund	92,515	2,024	(3,284)	(528)	7,975	98,702	2,025	0
PIMCO RAE US Fund	119,949	0	(20,322)	(2,651)	8,176	105,152	0	0
PIMCO RAE US Small Fund	111,624	10,242	(13,944)	(1,533)	3,955	110,344	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	398,426	18,748	(37,767)	(1,146)	(26,444)	351,817	12,224	0
PIMCO Real Return Fund	151,257	1,560	(58,916)	968	(2,628)	92,241	1,581	0
PIMCO RealEstateRealReturn Strategy Fund	159,109	10,759	(6,990)	(237)	(1,018)	161,623	0	0
PIMCO Total Return Fund	888,427	186,099	(228,234)	(6,022)	5,416	845,686	9,609	0

Notes to Financial Statements (Cont.)

PIMCO TRENDS Managed Futures Strategy Fund	394,300	71,629	(27,699)	(1,549)	(13,655)	423,026	0	0
Totals	$11,193,561	$2,139,406	$(2,474,434)	$(57,686)	$261,584	$11,062,431	152,183	$0

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO All Asset: Multi-Real Fund	$70,355	$66,466	$(93,333)	$2,206	$(1,934)	$43,760	$794	$0
PIMCO All Authority: Multi-RAE PLUS Fund	173,788	8,832	(17,444)	1,331	21,901	188,408	0	0
PIMCO CommoditiesPLUS® Strategy Fund	0	11,037	(10,450)	(587)	0	0	0	0
PIMCO CommodityRealReturn Strategy Fund®	11,327	10,717	(14,495)	40	(1,018)	6,571	172	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	38,120	18,023	(3,232)	(127)	2,957	55,741	877	0
PIMCO Emerging Markets Local Currency and Bond Fund	53,125	26,179	(4,884)	30	4,336	78,786	1,137	0
PIMCO Extended Duration Fund	16,022	4,479	(9,380)	(296)	(414)	10,411	106	0
PIMCO Government Money Market Fund	9,955	62,585	(62,823)	0	0	9,717	94	0
PIMCO High Yield Fund	56,755	11,508	(4,893)	(69)	1,109	64,410	932	0
PIMCO High Yield Spectrum Fund	11,936	665	(1,024)	21	203	11,801	197	0
PIMCO Income Fund	11,180	1,953	(2,128)	28	36	11,069	174	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	84,945	9,256	(13,812)	126	607	81,122	952	0
PIMCO Investment Grade Credit Bond Fund	6,410	310	(523)	(36)	59	6,220	76	0
PIMCO Long Duration Total Return Fund	17,567	4,163	(9,525)	(2,894)	2,625	11,936	174	0
PIMCO Long-Term Credit Bond Fund	94	1	0	0	0	95	1	0
PIMCO Long-Term Real Return Fund	24,199	1,225	(6,167)	(412)	(744)	18,101	374	0
PIMCO Long-Term U.S. Government Fund	24,168	6,896	(14,797)	(2,645)	2,119	15,741	186	0
PIMCO Low Duration Credit Fund	11,375	150	(6,500)	(7)	57	5,075	153	0
PIMCO Low Duration Fund	280,832	59,458	(83,209)	(126)	567	257,522	2,780	0
PIMCO RAE Emerging Markets Fund	34,682	4,222	(2,839)	169	3,754	39,988	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	43,496	3,493	(4,708)	(235)	(1,452)	40,594	0	0
PIMCO RAE International Fund	12,557	3,382	(191)	6	1,594	17,348	0	0
PIMCO RAE PLUS EMG Fund	8,656	480	(650)	88	610	9,184	198	0
PIMCO RAE PLUS International Fund	11,082	578	(840)	116	805	11,741	241	0
PIMCO RAE Worldwide Long/Short PLUS Fund	43,685	3,467	(4,237)	(93)	(2,998)	39,824	1,382	0
PIMCO Real Return Fund	34,906	1,633	(10,817)	112	(461)	25,373	379	0
PIMCO RealEstateRealReturn Strategy Fund	77,340	49,244	(33,223)	(1,512)	(73)	91,776	0	0
PIMCO Total Return Fund	176,636	35,345	(44,061)	(58)	(191)	167,671	1,940	0

Notes to Financial Statements (Cont.)

PIMCO TRENDS Managed Futures Strategy Fund	54,204	8,664	(5,013)	(310)	(1,787)	55,758	0	0
Totals	$1,399,397	$414,411	$(465,198)	$(5,134)	$32,267	$1,375,743	$13,319	$0

PIMCO Emerging Markets Full Spectrum Bond Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Emerging Markets Bond Fund	$43,578	$2,728	$0	$0	$667	$46,973	$775	$0
PIMCO Emerging Markets Corporate Bond Fund	43,638	1,876	0	0	66	45,580	703	0
PIMCO Emerging Markets Local Currency and Bond Fund	88,592	5,114	0	0	6,153	99,859	1,602	0
PIMCO Short-Term Floating NAV Portfolio III	5,785	9,464	(10,000)	1	2	5,252	64	0
Totals	$181,593	$19,182	$(10,000)	$1	$6,888	$197,664	$3,144	$0

PIMCO Global Core Asset Allocation Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$30,084	$419	$(3,311)	$(51)	$176	$27,317	$420	$0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	58,923	666	0	0	540	60,129	665	0
PIMCO Short Asset Portfolio	64,119	649	(12,770)	(28)	46	52,016	650	0
PIMCO Short-Term Floating NAV Portfolio III	22,167	59,110	(33,800)	1	10	47,488	406	0
PIMCO Total Return Fund	29,999	344	0	0	2	30,345	344	0
Totals	$205,292	$61,188	$(49,881)	$(78)	$774	$217,295	$2,485	$0

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Commodity Strategy Active Exchange-Traded Fund	$60,100	$0	$(1)	$0	$(2,110)	$57,989	$449	$0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	118,250	2,289	0	0	7,449	127,988	2,284	0
PIMCO Short-Term Floating NAV Portfolio III	1,934	155,545	(156,900)	(4)	0	575	48	0
Totals	$180,284	$157,834	$(156,901)	$(4)	$5,339	$186,552	$2,781	$0

PIMCO Mortgage-Backed Securities Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Moderate Duration Fund	$49,713	$0	$0	$0	$(30)	$49,683	$587	$0
PIMCO Total Return Fund II	16,476	0	0	0	(10)	16,466	195	0

PIMCO Preferred And Capital Securities Active ETF

Notes to Financial Statements (Cont.)

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO High Yield Fund	$28,765	$0	$0	$0	$237	$29,002	$410	$0

PIMCO Senior Loan Active Exchange-Traded Fund

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Credit Opportunities Bond Fund	$39,401	$0	$(38,749)	$(1,214)	$562	$0	$141	$0
PIMCO High Yield Fund	226,705	0	(45,337)	(1,302)	3,098	183,164	2,665	0
PIMCO Total Return Fund	29,556	0	0	0	356	29,912	405	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Each Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Funds. The tables below show the Funds' transactions in and earnings from investments in the affiliated funds for the period ended June 30, 2025 (amounts in thousands†):

Investments in PIMCO Short Asset Portfolio

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO CommoditiesPLUS® Strategy Fund	$172,697	$1,262	$(83,117)	$(2,023)	$1,850	$90,669	$1,273	$0
PIMCO Dynamic Bond Fund	123,488	1,537	0	0	77	125,102	1,536	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	54,805	682	0	0	34	55,521	682	0
PIMCO Emerging Markets Local Currency and Bond Fund	34,348	428	0	0	21	34,797	427	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	730,445	9,085	0	0	456	739,986	9,083	0
PIMCO Low Duration Fund	730,147	9,082	0	0	456	739,685	9,080	0
PIMCO Low Duration Fund II	36,989	460	0	0	23	37,472	460	0
PIMCO Low Duration Opportunities Fund	4,377	54	0	0	3	4,434	54	0
PIMCO RAE Fundamental Advantage PLUS Fund	29,747	0	(29,665)	94	(176)	0	52	0
PIMCO RAE PLUS Fund	67,618	286	(49,000)	167	(285)	18,786	292	0
PIMCO RAE PLUS International Fund	11,839	0	(11,809)	117	(147)	0	16	0
PIMCO RAE PLUS Small Fund	16,740	95	(9,999)	20	(43)	6,813	96	0
PIMCO Short Asset Investment Fund	86,520	1,076	0	0	54	87,650	1,076	0
PIMCO Short-Term Fund	8,316	103	0	0	5	8,424	103	0
PIMCO StocksPLUS® Absolute Return Fund	61,556	0	(61,430)	(274)	148	0	70	0
PIMCO StocksPLUS® Fund	145,042	572	(108,000)	547	(775)	37,386	586	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	189,064	1,724	(56,000)	(1,502)	1,441	134,727	1,730	0
PIMCO StocksPLUS® Short Fund	6,225	78	0	0	4	6,307	77	0
PIMCO Total Return Fund	2,357,943	29,331	0	0	1,471	2,388,745	29,322	0
PIMCO TRENDS Managed Futures Strategy Fund	744,058	7,892	(209,000)	(58)	330	543,222	7,919	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 03/31/2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 06/30/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO California Intermediate Municipal Bond Fund	$4,014	$34,669	$(30,600)	$(2)	$2	$8,083	$69	$0
PIMCO California Municipal Bond Fund	10,834	77,385	(76,900)	0	1	11,320	185	0
PIMCO California Short Duration Municipal Income Fund	4,983	44,509	(22,301)	(1)	6	27,196	206	0
PIMCO CommoditiesPLUS® Strategy Fund	75,163	387,632	(352,100)	(38)	32	110,689	1,327	0
PIMCO CommodityRealReturn Strategy Fund®	302,588	528,606	(824,000)	(45)	28	7,177	1,234	0
PIMCO Credit Opportunities Bond Fund	0	62,270	(28,600)	(4)	8	33,674	365	0
PIMCO Diversified Income Fund	242,178	171,221	(163,600)	1	67	249,867	2,519	0
PIMCO Dynamic Bond Fund	528,560	595,377	(785,400)	(77)	154	338,614	5,001	0
PIMCO Emerging Markets Bond Fund	56,757	439,693	(280,825)	(16)	62	215,671	1,674	0
PIMCO Emerging Markets Corporate Bond Fund	4,584	7,538	(8,800)	0	1	3,323	38	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	95,155	22,922	(95,500)	(1)	19	22,595	1,031	0
PIMCO Emerging Markets Local Currency and Bond Fund	45,240	542,649	(464,900)	(1)	16	123,004	1,240	0
PIMCO Extended Duration Fund	12,032	314,661	(326,600)	(1)	0	92	61	0
PIMCO Global Advantage® Strategy Bond Fund	5,662	86,356	(86,300)	4	0	5,722	55	0
PIMCO Global Bond Opportunities Fund (U.S. Dollar-Hedged)	37,706	418,606	(423,500)	25	11	32,848	1,006	0
PIMCO GNMA and Government Securities Fund	24,616	313,942	(279,401)	(7)	11	59,161	238	0
PIMCO High Yield Fund	230,096	615,167	(482,600)	(154)	132	362,641	3,650	0
PIMCO High Yield Municipal Bond Fund	41,513	917,621	(581,000)	15	119	378,268	4,078	0
PIMCO High Yield Spectrum Fund	2,812	28,515	(19,400)	0	2	11,929	114	0
PIMCO Income Fund	10,612,398	19,860,772	(9,377,901)	(1,343)	5,728	21,099,654	162,996	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	10,958	2,648,024	(2,414,800)	(39)	36	244,179	4,597	0
PIMCO International Bond Fund (Unhedged)	97	207,124	(158,901)	2	10	48,332	518	0
PIMCO Investment Grade Credit Bond Fund	147,966	2,455,398	(2,037,236)	253	0	566,381	5,427	0

Notes to Financial Statements (Cont.)

PIMCO Long Duration Total Return Fund	2,303	454,981	(456,000)	(16)	0	1,268	181	0
PIMCO Long-Term Credit Bond Fund	40,681	539,714	(580,200)	(4)	0	191	312	0
PIMCO Long-Term Real Return Fund	47	92,062	(82,500)	(5)	1	9,605	61	0
PIMCO Long-Term U.S. Government Fund	26,256	233,917	(259,400)	(3)	2	772	120	0
PIMCO Low Duration Credit Fund	3,559	23,906	(14,600)	(1)	4	12,868	105	0
PIMCO Low Duration Fund	173,012	216,456	(260,700)	(22)	64	128,810	1,961	0
PIMCO Low Duration Fund II	5,468	30,153	(30,200)	(1)	2	5,422	52	0
PIMCO Low Duration Income Fund	1,232,613	2,130,952	(1,503,108)	(27)	490	1,860,920	20,581	0
PIMCO Low Duration Opportunities Fund	12,812	22,786	(18,500)	2	(1)	17,099	185	0
PIMCO Moderate Duration Fund	99	7,001	(7,000)	0	0	100	1	0
PIMCO Mortgage Opportunities and Bond Fund	114,275	1,429,076	(1,115,800)	(33)	85	427,603	2,032	0
PIMCO Municipal Bond Fund	281,101	823,206	(944,200)	127	5	160,239	1,391	0
PIMCO National Intermediate Municipal Bond Fund	30,240	192,998	(171,200)	12	(1)	52,049	297	0
PIMCO New York Municipal Bond Fund	31,110	98,406	(128,200)	22	(13)	1,325	210	0
PIMCO California Municipal Intermediate Value Fund	1,250	1,107	(2,100)	0	0	257	7	0
PIMCO California Municipal Opportunistic Value Fund	17,166	29,675	(44,400)	10	(8)	2,443	76	0
PIMCO National Municipal Intermediate Value Fund	590	8,214	(7,170)	0	0	1,634	14	0
PIMCO National Municipal Opportunistic Value Fund	86	22,025	(21,900)	1	0	212	25	0
PIMCO Preferred and Capital Securities Fund	22,683	147,048	(131,901)	0	8	37,838	447	0
PIMCO RAE Fundamental Advantage PLUS Fund	16	0	0	0	0	16	0	0
PIMCO RAE PLUS EMG Fund	32	1	0	0	0	33	0	0
PIMCO RAE PLUS Fund	24,971	155,797	(32,600)	(13)	5	148,160	1,182	0
PIMCO RAE PLUS International Fund	123	1	0	0	0	124	1	0
PIMCO RAE PLUS Small Fund	21	0	0	0	0	21	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	76	48,075	(5,901)	1	9	42,260	70	0
PIMCO Real Return Fund	11,409	883,710	(890,300)	43	0	4,862	441	0
PIMCO RealEstateRealReturn Strategy Fund	2,022	80,837	(82,700)	(4)	0	155	39	0
PIMCO Short Asset Investment Fund	92	127,951	(127,900)	(2)	0	141	51	0
PIMCO Short Duration Municipal Income Fund	9,752	105,488	(95,000)	7	(1)	20,246	187	0
PIMCO Short-Term Fund	106	0	(100)	0	0	6	0	0
PIMCO StocksPLUS® Absolute Return Fund	104,495	444,769	(325,401)	(62)	47	223,848	2,454	0
PIMCO StocksPLUS® Fund	55,323	355,824	(224,900)	(58)	59	186,248	1,908	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	133,237	928,097	(813,700)	(160)	53	247,527	3,483	0

Notes to Financial Statements (Cont.)

PIMCO StocksPLUS® International Fund (Unhedged)	17,974	27,568	(21,200)	(2)	7	24,347	268	0
PIMCO StocksPLUS® Long Duration Fund	251	128,527	(126,400)	0	0	2,378	26	0
PIMCO StocksPLUS® Short Fund	6,404	27,529	(21,501)	2	2	12,436	128	0
PIMCO StocksPLUS® Small Fund	11,197	188,688	(121,500)	(25)	19	78,379	880	0
PIMCO Total Return Fund	451,589	2,395,935	(2,413,900)	110	95	433,829	3,236	0
PIMCO Total Return Fund II	124	50,118	(48,900)	3	0	1,345	18	0
PIMCO Total Return Fund IV	4,454	22,565	(18,599)	1	2	8,423	64	0
PIMCO TRENDS Managed Futures Strategy Fund	102,261	143,497	(112,600)	19	13	133,190	893	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended June 30, 2025 (amounts in thousands†, except number of shares).

PIMCO Income Fund

Security Name	Market Value at 03/31/2025	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 06/30/2025	Dividend Income	Shares Held at 06/30/2025
Amsurg Equity	$279,018	$0	$0	$0	$(9,580)	$269,438	$0	5,968,052
Clear Channel Outdoor Holdings, Inc.	56,458	0	0	0	3,051	59,509	0	50,862,666
iHeartMedia, Inc. 'A'	14,896	0	0	0	994	15,890	0	9,028,024
iHeartMedia, Inc. 'B'	17,735	0	0	0	1,183	18,918	0	12,214,441
Sierra Hamilton Holder LLC	1	0	0	0	0	1	0	15,369,768
Windstream Units	114,834	0	0	0	(14,505)	100,329	0	5,118,377

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BAR	Barclays PLC Corporate RRP/REPO trading	FAR	Wells Fargo Bank National Association	NOM	Nomura Securities International, Inc.
BCY	Barclays Capital, Inc.	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	NXN	Natixis New York
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BOM	Bank of Montreal	GSC	Goldman Sachs & Co. LLC	RCE	Royal Bank of Canada Europe Limited
BOO	BoA Securities, Inc (Repo Only)	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BOS	BofA Securities, Inc.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc
BPG	BNP Paribas Securities Corp.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MAA	Mizuho Capital Markets LLC	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	MAC	Macquarie Bank Limited	SSB	State Street Bank and Trust Co.
BUS	The Bank of Nova Scotia - Toronto	MBC	HSBC Bank Plc	STR	State Street FICC Repo
BYR	The Bank of Nova Scotia - Toronto	MEI	Merrill Lynch International	TDM	TD Securities (USA) LLC
CBK	Citibank N.A.	MSC	Morgan Stanley & Co. LLC.	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MSR	Morgan Stanley & Co LLC FICC Repo	UAG	UBS AG Stamford
DBL	Deutsche Bank AG London	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AED	UAE Dirham	HKD	Hong Kong Dollar	PKR	Pakistani Rupee
ARS	Argentine Peso	HUF	Hungarian Forint	PLN	Polish Zloty
AUD	Australian Dollar	IDR	Indonesian Rupiah	PYG	Paraguayan Guarani
AZN	Azerbaijani Manat	ILS	Israeli Shekel	RON	Romanian New Leu
BRL	Brazilian Real	INR	Indian Rupee	RSD	Serbian Dinar
CAD	Canadian Dollar	JPY	Japanese Yen	SEK	Swedish Krona
CHF	Swiss Franc	KES	Kenyan Schilling	SGD	Singapore Dollar
CLP	Chilean Peso	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
COP	Colombian Peso	MXN	Mexican Peso	UGX	Ugandan Shilling
CZK	Czech Koruna	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
DKK	Danish Krone	NGN	Nigerian Naira	UYU	Uruguayan Peso
DOP	Dominican Peso	NOK	Norwegian Krone	UZS	Uzbekistani Sum
EGP	Egyptian Pound	NZD	New Zealand Dollar	VND	Vietnamese Dong
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound	PHP	Philippine Peso	ZMW	Zambian Kwacha
GHS	Ghanaian Cedi

Exchange Abbreviations:
BIST	Borsa Instanbul Exchange	CME	Chicago Mercantile Exchange	ICE	IntercontinentalExchange®
CBOE	Chicago Board Options Exchange	EUREX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR001M	1 Month EUR Swap Rate	PIMCODBU	PIMCO Custom Commodity Basket
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	EUR003M	3 Month EUR Swap Rate	PRIME	Daily US Prime Rate
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	EUR006M	6 Month EUR Swap Rate	PRIMEX.ARM	Prime Mortgage-Backed Securities Index - Adjustable Rate Mortgage
BCOMTR	Bloomberg Commodity Index Total Return	EUROBOBCO	Margin Eurobob Gasoline vs. Brent	RALVEIET	RA Emerging Markets Low Volatility Equity Income Total Return Index
BCOMTR1	Bloomberg Custom Commodity Index	FEDL01	Federal funds effective rate	RALVEIIT	RA International Low Volatility Equity Income Total Return Index
BCOMTR2	Bloomberg Custom Commodity Index	FRCPXTOB	France Consumer Price ex-Tobacco Index	RALVEIUT	RA U.S. Low Volatility Equity Income Total Return Index
Bobl	Bundesobligation, the German word for federal government bond	FTSE/JSE	South African Performance Index	RBCAEC0T	Custom Commodity Forward Index
BP0003M	3 Month GBP-LIBOR	FTSE/MIB	Borsa Italiana's 40 Most Liquid/Capitalized Italian Shares Equity Index	RBCAECR1	Custom Commodity Forward Index
Brent	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	RBCAECT0	Custom Commodity Forward Index
CAC	Cotation Assistée en Continu	H15T1Y	1 Year US Treasury Yield Curve Constant Maturity Rate	RU20INTR	Russell 2000 Total Return Index
CAONREPO	Canadian Overnight Repo Rate Average	IBEX 35	Spanish Continuous Exchange Index	S&P 500	Standard & Poor's 500 Index
CDX.EM	Credit Derivatives Index - Emerging Markets	IBR	Indicador Bancario de Referencia	SIBCSORA	Singapore Overnight Rate Average
CDX.HY	Credit Derivatives Index - High Yield	IFSC	National Stock Exchange of India	SNG GA	Singapore Gasoil (Platts)
CDX.IG	Credit Derivatives Index - Investment Grade	JIBA3M	3 Month JIBAR rate	SNG KEROS	Singapore Jet Kerosene (Platts)
CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SOFR	Secured Overnight Financing Rate
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	SONIA	Sterling Overnight Interbank Average Rate
CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	JPACWILV	J.P. Morgan Custom Equity Index	SONIA3M IR	Sterling Overnight Index Average 3 Month Index Rate
CNREPOFIX	China Fixing Repo Rates 7-Day	KOSPI2	Korea Stock Exchange KOSPI 200 Index	SONIO	Sterling Overnight Interbank Average Rate

CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MLPIREIL	Merrill Lynch Custom Equity Index	SPGCINP	S&P GSCI Industrial Metals ER
CPTFEMU	Eurozone HICP ex-Tobacco Index	MLPIREIS	Merrill Lynch Custom Equity Index	SPI 200	Australian Equity Futures Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	SRFXON3	Swiss Overnight Rate Average (6PM)
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	MUTKCALM	Tokyo Overnight Average Rate	TSFR1M	Term SOFR 1-Month
DAX	Deutscher Aktien Index 30	NAPGASFO	Naphtha Fuel Oil Spread	TSFR3M	Term SOFR 3-Month
DWRTFT	Dow Jones Wilshire REIT Total Return Index	NDDUEAFE	MSCI EAFE Index	TSFR6M	Term SOFR 6-Month
EAFE	Europe, Australasia, and Far East Stock Index	NDDUWXUS	MSCI Daily TR Net World Ex USA Index	UKRPI	United Kingdom Retail Prices Index
ERADXULT	eRAFI International Large Strategy Index	NDUEACWF	MSCI ACWI Index Future	US0003M	ICE 3-Month USD LIBOR
ERAEMLT	eRAFI Emerging Markets Strategy Index	NDUEEGF	iShares MSCI Emerging Markets ETF	VSTOXX	Euro Stoxx 50 Volatility Index
ERAUSLT	eRAFI U.S. Large Strategy Index	OPIS	Oil Price Information Service	WIG20	Capitalization-weighted Stock Market Index of the 20 largest companies on the Warsaw Stock Exchange
ERAUSST	eRAFI U.S. Small Strategy Index	PIMCODB	PIMCO Custom Commodity Basket

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	CR	Custodial Receipts	GNMA	Government National Mortgage Association
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	PSF	Public School Fund

AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association	SGI	Syncora Guarantee, Inc.
CM	California Mortgage Insurance

Other Abbreviations:
ABS	Asset-Backed Security	EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	PRIBOR	Prague Interbank Offered Rate
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
ATM	At-the-money	HIBOR	Hong Kong Interbank Offered Rate	REIT	Real Estate Investment Trust
BABs	Build America Bonds	JIBAR	Johannesburg Interbank Agreed Rate	REMIC	Real Estate Mortgage Investment Conduit
BBR	Bank Bill Rate	JSC	Joint Stock Company	RMBS	Residential Mortgage-Backed Security
BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BRL-CDI	Brazil Interbank Deposit Rate	KORIBOR	Korea Interbank Offered Rate	TBA	To-Be-Announced
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	MIBOR	Mumbai Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate
CHILIBOR	Chile Interbank Offered Rate	Oat	Obligations Assimilables du Trésor	THB-THOR	Thai Overnight Repurchase Rate
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
CMBS	Collateralized Mortgage-Backed Security	oz.	Ounce	WIBOR	Warsaw Interbank Offered Rate
DAC	Designated Activity Company	PIK	Payment-in-Kind	WTI	West Texas Intermediate